JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	99,640	2,755,036
Total Investment Companies (cost $2,432,158)		2,755,036
Total Investments 100.0% (cost $2,432,158)		2,755,036
Other Assets and Liabilities, Net (0.0)%		(943)
Total Net Assets 100.0%		2,754,093

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - Bond Fund of America - Class 1	9,636	102,429
Total Investment Companies (cost $107,687)		102,429
Total Investments 100.0% (cost $107,687)		102,429
Other Assets and Liabilities, Net (0.0)%		(32)
Total Net Assets 100.0%		102,397

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	26,543	315,326
Total Investment Companies (cost $286,299)		315,326
Total Investments 100.0% (cost $286,299)		315,326
Other Assets and Liabilities, Net (0.0)%		(123)
Total Net Assets 100.0%		315,203

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	39,862	430,507
Total Investment Companies (cost $476,507)		430,507
Total Investments 100.0% (cost $476,507)		430,507
Other Assets and Liabilities, Net (0.0)%		(153)
Total Net Assets 100.0%		430,354

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	22,154	871,096
Total Investment Companies (cost $752,737)		871,096
Total Investments 100.0% (cost $752,737)		871,096
Other Assets and Liabilities, Net (0.0)%		(259)
Total Net Assets 100.0%		870,837

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	26,899	784,641
Total Investment Companies (cost $674,447)		784,641
Total Investments 100.0% (cost $674,447)		784,641
Other Assets and Liabilities, Net (0.0)%		(247)
Total Net Assets 100.0%		784,394

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	35,504	4,129,436
Total Investment Companies (cost $3,424,883)		4,129,436
Total Investments 100.0% (cost $3,424,883)		4,129,436
Other Assets and Liabilities, Net (0.0)%		(1,217)
Total Net Assets 100.0%		4,128,219

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	155,915	9,933,342
Total Investment Companies (cost $7,559,657)		9,933,342
Total Investments 100.0% (cost $7,559,657)		9,933,342
Other Assets and Liabilities, Net (0.0)%		(3,648)
Total Net Assets 100.0%		9,929,694

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	81,224	1,666,714
Total Investment Companies (cost $1,606,699)		1,666,714
Total Investments 100.0% (cost $1,606,699)		1,666,714
Other Assets and Liabilities, Net (0.0)%		(628)
Total Net Assets 100.0%		1,666,086

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	55,363	1,578,946
Total Investment Companies (cost $1,321,481)		1,578,946
Total Investments 100.0% (cost $1,321,481)		1,578,946
Other Assets and Liabilities, Net (0.0)%		(660)
Total Net Assets 100.0%		1,578,286

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	218,895	3,881,000
Total Investment Companies (cost $2,976,852)		3,881,000
Total Investments 100.0% (cost $2,976,852)		3,881,000
Other Assets and Liabilities, Net (0.0)%		(1,537)
Total Net Assets 100.0%		3,879,463

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.9%) (a)	126,192	1,196,296
Total Investment Companies (cost $1,262,037)		1,196,296
Total Investments 100.0% (cost $1,262,037)		1,196,296
Other Assets and Liabilities, Net (0.0)%		(252)
Total Net Assets 100.0%		1,196,044

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.9%) (a)	114,881	989,123
Total Investment Companies (cost $1,146,369)		989,123
Total Investments 100.0% (cost $1,146,369)		989,123
Other Assets and Liabilities, Net (0.0)%		(272)
Total Net Assets 100.0%		988,851

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.9%) (a)	252,314	2,424,735
Total Investment Companies (cost $2,523,480)		2,424,735
Total Investments 100.0% (cost $2,523,480)		2,424,735
Other Assets and Liabilities, Net (0.0)%		(537)
Total Net Assets 100.0%		2,424,198

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (100.0%) (a)	360,467	3,579,435
Total Investment Companies (cost $3,603,141)		3,579,435
Total Investments 100.0% (cost $3,603,141)		3,579,435
Other Assets and Liabilities, Net (0.0)%		(642)
Total Net Assets 100.0%		3,578,793

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (100.0%) (a)	279,224	2,758,732
Total Investment Companies (cost $2,793,510)		2,758,732
Total Investments 100.0% (cost $2,793,510)		2,758,732
Other Assets and Liabilities, Net (0.0)%		(507)
Total Net Assets 100.0%		2,758,225

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.3%
JNL Multi-Manager Mid Cap Fund - Class I (9.8%) (a)	9,023	173,143
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	958	42,080
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	3,038	54,025
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (46.9%) (a)	7,588	49,927
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.3%) (a)	4,983	113,025
JNL/JPMorgan U.S. Value Fund - Class I (4.7%) (a)	5,066	78,118
JNL/Morningstar Wide Moat Index Fund - Class I (11.6%) (a)	8,004	116,376
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	1,101	78,003
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	4,459	113,566
		818,263
International Equity 19.8%
JNL Multi-Manager International Small Cap Fund - Class I (9.3%) (a)	5,211	71,027
JNL/Causeway International Value Select Fund - Class I (6.9%) (a)	6,888	111,036
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	7,182	140,912
		322,975
Global Equity 11.2%
JNL/Harris Oakmark Global Equity Fund - Class I (10.2%) (a)	6,663	89,813
JNL/Loomis Sayles Global Growth Fund - Class I (11.5%) (a)	6,329	92,844
		182,657
Alternative 8.8%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,656	18,845
JNL/Blackrock Global Natural Resouces Fund - Class I (1.5%) (a)	1,474	20,195
JNL/First Sentier Global Infrastructure Fund - Class I (4.9%) (a)	2,730	50,063
JNL/Heitman U.S. Focused Real Estate Fund - Class I (10.9%) (a)	2,507	34,571
JNL/Neuberger Berman Commodity Strategy Fund - Class I (8.0%) (a)	516	9,015
JNL/Westchester Capital Event Driven Fund - Class I (8.4%) (a)	907	11,054
		143,743
Emerging Markets Equity 6.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.4%) (a)	5,431	53,717
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	4,522	58,788
		112,505
Domestic Fixed Income 3.0%
JNL/DoubleLine Total Return Fund - Class I (2.1%) (a)	4,455	49,225
Total Investment Companies (cost $1,290,080)		1,629,368
Total Investments 100.0% (cost $1,290,080)		1,629,368
Other Assets and Liabilities, Net (0.0)%		(377)
Total Net Assets 100.0%		1,628,991

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 62.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.4%) (a)	5,907	84,113
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	9,489	104,852
JNL/Lord Abbett Short Duration Income Fund - Class I (4.3%) (a)	3,196	32,629
JNL/PIMCO Income Fund - Class I (4.1%) (a)	5,882	64,055
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.7%) (a)	3,219	39,784
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	1,184	14,463
JNL/PPM America Total Return Fund - Class I (3.7%) (a)	4,962	64,451
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.3%) (a)	4,166	47,623
		451,970
Alternative 9.8%
JNL Multi-Manager Alternative Fund - Class I (3.9%) (a)	4,352	49,529
JNL/First Sentier Global Infrastructure Fund - Class I (0.3%) (a)	143	2,620
JNL/Heitman U.S. Focused Real Estate Fund - Class I (0.6%) (a)	136	1,879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
JNL/JPMorgan Hedged Equity Fund - Class I (1.8%) (a)	979	12,637
JNL/Neuberger Berman Commodity Strategy Fund - Class I (4.0%) (a)	258	4,499
		71,164
Domestic Equity 9.6%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	681	13,063
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	127	5,598
JNL Multi-Manager Small Cap Value Fund - Class I (0.4%) (a)	412	7,320
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.5%) (a)	626	14,199
JNL/JPMorgan U.S. Value Fund - Class I (0.8%) (a)	840	12,949
JNL/Morningstar Wide Moat Index Fund - Class I (1.7%) (a)	1,149	16,702
		69,831
International Equity 7.1%
JNL/Blackrock Global Allocation Fund - Class I (1.0%) (a)	2,201	35,706
JNL/Causeway International Value Select Fund - Class I (0.2%) (a)	243	3,926
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	591	11,594
		51,226
Domestic Balanced 5.4%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,663	38,925
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.8%) (a)	2,560	29,312
Emerging Markets Equity 1.1%
JNL/GQG Emerging Markets Equity Fund - Class I (1.1%) (a)	628	8,164
Global Equity 0.8%
JNL/Loomis Sayles Global Growth Fund - Class I (0.7%) (a)	404	5,929
Total Investment Companies (cost $709,719)		726,521
Total Investments 100.0% (cost $709,719)		726,521
Other Assets and Liabilities, Net (0.0)%		(172)
Total Net Assets 100.0%		726,349

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.2%
JNL Multi-Manager Mid Cap Fund - Class I (12.5%) (a)	11,434	219,427
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,319	57,913
JNL Multi-Manager Small Cap Value Fund - Class I (4.1%) (a)	4,223	75,081
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (51.6%) (a)	8,345	54,912
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.4%) (a)	6,358	144,201
JNL/JPMorgan U.S. Value Fund - Class I (6.5%) (a)	7,031	108,421
JNL/Morningstar Wide Moat Index Fund - Class I (15.0%) (a)	10,337	150,304
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,313	93,075
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	5,692	144,981
		1,048,315
International Equity 18.5%
JNL Multi-Manager International Small Cap Fund - Class I (12.2%) (a)	6,869	93,622
JNL/Causeway International Value Select Fund - Class I (9.7%) (a)	9,592	154,615
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	10,229	200,701
		448,938
	Shares	Value ($)
Domestic Fixed Income 12.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	3,217	45,814
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	10,737	118,649
JNL/Lord Abbett Short Duration Income Fund - Class I (4.0%) (a)	3,000	30,626
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.9%) (a)	3,382	41,796
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.0%) (a)	5,170	59,089
		295,974
Alternative 10.2%
JNL Multi-Manager Alternative Fund - Class I (6.1%) (a)	6,759	76,923
JNL/Blackrock Global Natural Resouces Fund - Class I (1.6%) (a)	1,551	21,246
JNL/First Sentier Global Infrastructure Fund - Class I (7.1%) (a)	3,966	72,731
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.2%) (a)	2,810	38,755
JNL/Neuberger Berman Commodity Strategy Fund - Class I (11.0%) (a)	713	12,449
JNL/Westchester Capital Event Driven Fund - Class I (18.9%) (a)	2,055	25,029
		247,133
Global Equity 8.7%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	7,203	97,093
JNL/Loomis Sayles Global Growth Fund - Class I (14.1%) (a)	7,745	113,620
		210,713
Emerging Markets Equity 5.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.1%) (a)	6,315	62,453
JNL/GQG Emerging Markets Equity Fund - Class I (9.9%) (a)	5,824	75,710
		138,163
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.8%) (a)	3,189	36,517
Total Investment Companies (cost $1,963,623)		2,425,753
Total Investments 100.0% (cost $1,963,623)		2,425,753
Other Assets and Liabilities, Net (0.0)%		(550)
Total Net Assets 100.0%		2,425,203

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 42.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.6%) (a)	11,308	161,025
JNL/DoubleLine Total Return Fund - Class I (10.9%) (a)	23,229	256,684
JNL/Lord Abbett Short Duration Income Fund - Class I (11.8%) (a)	8,782	89,670
JNL/PIMCO Income Fund - Class I (9.4%) (a)	13,456	146,532
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.9%) (a)	8,149	100,722
JNL/PIMCO Real Return Fund - Class I (2.7%) (a)	4,219	51,514
JNL/PPM America Total Return Fund - Class I (8.6%) (a)	11,440	148,609
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.5%) (a)	10,568	120,789
		1,075,545
Domestic Equity 20.1%
JNL Multi-Manager Mid Cap Fund - Class I (5.5%) (a)	5,007	96,088
JNL Multi-Manager Small Cap Growth Fund - Class I (1.2%) (a)	832	36,520
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	2,988	53,125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.0%) (a)	3,486	79,053
JNL/JPMorgan U.S. Value Fund - Class I (4.8%) (a)	5,140	79,263
JNL/Morningstar Wide Moat Index Fund - Class I (10.7%) (a)	7,410	107,744
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	863	61,155
		512,948
Alternative 11.2%
JNL Multi-Manager Alternative Fund - Class I (12.5%) (a)	13,891	158,079
JNL/First Sentier Global Infrastructure Fund - Class I (5.4%) (a)	3,047	55,878
JNL/Heitman U.S. Focused Real Estate Fund - Class I (4.6%) (a)	1,049	14,460
JNL/JPMorgan Hedged Equity Fund - Class I (5.6%) (a)	3,024	39,035
JNL/Neuberger Berman Commodity Strategy Fund - Class I (16.6%) (a)	1,069	18,669
		286,121
International Equity 10.0%
JNL Multi-Manager International Small Cap Fund - Class I (3.8%) (a)	2,145	29,231
JNL/Blackrock Global Allocation Fund - Class I (2.6%) (a)	6,030	97,816
JNL/Causeway International Value Select Fund - Class I (3.2%) (a)	3,157	50,896
JNL/WCM Focused International Equity Fund - Class I (3.9%) (a)	3,880	76,125
		254,068
Domestic Balanced 6.2%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.3%) (a)	6,777	158,658
Global Equity 4.2%
JNL/Harris Oakmark Global Equity Fund - Class I (5.7%) (a)	3,685	49,680
JNL/Loomis Sayles Global Growth Fund - Class I (7.1%) (a)	3,888	57,033
		106,713
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.8%) (a)	7,843	89,808
Emerging Markets Equity 2.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,923	28,908
JNL/GQG Emerging Markets Equity Fund - Class I (4.7%) (a)	2,746	35,698
		64,606
Total Investment Companies (cost $2,230,475)		2,548,467
Total Investments 100.0% (cost $2,230,475)		2,548,467
Other Assets and Liabilities, Net (0.0)%		(643)
Total Net Assets 100.0%		2,547,824

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 29.3%
JNL Multi-Manager Mid Cap Fund - Class I (16.9%) (a)	15,503	297,510
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,868	82,024
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	5,959	105,946
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.1%) (a)	7,143	162,001
JNL/JPMorgan U.S. Value Fund - Class I (9.7%) (a)	10,541	162,536
JNL/Morningstar Wide Moat Index Fund - Class I (19.2%) (a)	13,280	193,086
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,279	161,532
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	7,332	186,748
		1,351,383
	Shares	Value ($)
Domestic Fixed Income 25.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.7%) (a)	13,973	198,978
JNL/DoubleLine Total Return Fund - Class I (12.2%) (a)	25,971	286,977
JNL/Lord Abbett Short Duration Income Fund - Class I (13.8%) (a)	10,214	104,287
JNL/PIMCO Income Fund - Class I (9.4%) (a)	13,477	146,767
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.2%) (a)	7,344	90,772
JNL/PIMCO Real Return Fund - Class I (2.5%) (a)	3,828	46,733
JNL/PPM America Total Return Fund - Class I (7.7%) (a)	10,223	132,802
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.1%) (a)	13,786	157,578
		1,164,894
International Equity 16.1%
JNL Multi-Manager International Small Cap Fund - Class I (11.3%) (a)	6,358	86,664
JNL/Blackrock Global Allocation Fund - Class I (4.1%) (a)	9,317	151,123
JNL/Causeway International Value Select Fund - Class I (14.5%) (a)	14,413	232,336
JNL/WCM Focused International Equity Fund - Class I (13.9%) (a)	13,852	271,777
		741,900
Alternative 12.4%
JNL Multi-Manager Alternative Fund - Class I (17.9%) (a)	19,862	226,031
JNL/Blackrock Global Natural Resouces Fund - Class I (2.6%) (a)	2,551	34,950
JNL/First Sentier Global Infrastructure Fund - Class I (12.2%) (a)	6,829	125,250
JNL/Heitman U.S. Focused Real Estate Fund - Class I (22.0%) (a)	5,054	69,698
JNL/JPMorgan Hedged Equity Fund - Class I (9.9%) (a)	5,375	69,385
JNL/Neuberger Berman Commodity Strategy Fund - Class I (12.4%) (a)	798	13,931
JNL/Westchester Capital Event Driven Fund - Class I (25.3%) (a)	2,748	33,468
		572,713
Domestic Balanced 5.8%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.2%) (a)	11,384	266,496
Global Equity 5.1%
JNL/Harris Oakmark Global Equity Fund - Class I (11.6%) (a)	7,575	102,115
JNL/Loomis Sayles Global Growth Fund - Class I (16.8%) (a)	9,197	134,922
		237,037
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.9%) (a)	8,597	85,025
JNL/GQG Emerging Markets Equity Fund - Class I (12.9%) (a)	7,558	98,253
		183,278
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.1%) (a)	8,076	92,472
Total Investment Companies (cost $3,787,020)		4,610,173
Total Investments 100.0% (cost $3,787,020)		4,610,173
Other Assets and Liabilities, Net (0.0)%		(1,124)
Total Net Assets 100.0%		4,609,049

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.0%
American Funds Insurance Series - Growth Fund - Class 1	4,511	524,741

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
American Funds Investment Company of America Fund - Class R-6	12,563	617,876
American Funds Washington Mutual Investors Fund - Class R-6	9,643	570,026
		1,712,643
Global Equity 18.9%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,780	463,187
American Funds SMALLCAP World Fund - Class R-6	3,646	255,845
		719,032
Domestic Fixed Income 18.1%
American Funds Inflation Linked Bond Fund - Class R-6	4,392	47,125
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,789	76,644
American Funds Insurance Series - Bond Fund of America - Class 1	25,172	267,574
American Funds Short Term Bond Fund of America - Class R-6	10,706	104,166
American Funds Strategic Bond Fund - Class R-6	17,546	191,423
		686,932
International Equity 9.0%
American Funds EuroPacific Growth Fund - Class R-6	4,502	255,785
American Funds International Growth and Income Fund - Class R-6	2,391	85,297
		341,082
Emerging Markets Equity 7.5%
American Funds New World Fund - Class R-6	3,722	286,860
Emerging Markets Fixed Income 1.5%
American Funds Emerging Markets Bond Fund - Class R-6	6,990	58,154
Total Investment Companies (cost $3,581,684)		3,804,703
Total Investments 100.0% (cost $3,581,684)		3,804,703
Other Assets and Liabilities, Net (0.0)%		(1,011)
Total Net Assets 100.0%		3,803,692

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 36.5%
American Funds Inflation Linked Bond Fund - Class R-6	4,016	43,093
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	9,541	93,880
American Funds Insurance Series - Bond Fund of America - Class 1	46,138	490,451
American Funds Short Term Bond Fund of America - Class R-6	13,313	129,537
American Funds Strategic Bond Fund - Class R-6	26,489	288,995
		1,045,956
Domestic Equity 34.9%
American Funds Insurance Series - Growth Fund - Class 1	2,338	271,910
American Funds Investment Company of America Fund - Class R-6	8,128	399,710
American Funds Washington Mutual Investors Fund - Class R-6	5,549	327,971
		999,591
Global Equity 13.4%
American Funds Insurance Series - Global Growth Fund - Class 1	6,138	241,339
American Funds SMALLCAP World Fund - Class R-6	2,030	142,423
		383,762
International Equity 8.2%
American Funds EuroPacific Growth Fund - Class R-6	2,753	156,391
American Funds International Growth and Income Fund - Class R-6	2,195	78,334
		234,725
	Shares	Value ($)
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,674	129,061
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	8,734	72,670
Total Investment Companies (cost $2,846,091)		2,865,765
Total Investments 100.0% (cost $2,846,091)		2,865,765
Other Assets and Liabilities, Net (0.0)%		(542)
Total Net Assets 100.0%		2,865,223

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 65.5%
JNL Multi-Manager Mid Cap Fund - Class I (4.9%) (a)	4,502	86,394
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	557	24,453
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,752	48,932
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.2%) (a)	2,929	199,725
JNL/ClearBridge Large Cap Growth Fund - Class I (14.0%) (a)	9,850	199,060
JNL/Invesco Diversified Dividend Fund - Class I (13.4%) (a)	10,280	146,900
JNL/JPMorgan MidCap Growth Fund - Class I (1.8%) (a)	994	61,985
JNL/JPMorgan U.S. Value Fund - Class I (2.9%) (a)	3,189	49,171
JNL/T. Rowe Price Established Growth Fund - Class I (2.5%) (a)	4,095	290,250
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	339	25,140
JNL/T. Rowe Price Value Fund - Class I (6.0%) (a)	13,546	345,015
JNL/WMC Value Fund - Class I (8.7%) (a)	4,633	146,723
		1,623,748
International Equity 16.0%
JNL/Causeway International Value Select Fund - Class I (6.9%) (a)	6,886	110,999
JNL/Invesco International Growth Fund - Class I (4.5%) (a)	3,241	48,492
JNL/Lazard International Strategic Equity Fund - Class I (14.5%) (a)	5,471	86,339
JNL/WCM Focused International Equity Fund - Class I (7.6%) (a)	7,603	149,173
		395,003
Global Equity 6.0%
JNL/Invesco Global Growth Fund - Class I (6.8%) (a)	6,250	149,325
Domestic Fixed Income 4.0%
JNL/DoubleLine Total Return Fund - Class I (1.1%) (a)	2,241	24,760
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	1,434	25,075
JNL/PPM America Total Return Fund - Class I (2.8%) (a)	3,803	49,399
		99,234
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.0%) (a)	5,040	49,848
JNL/GQG Emerging Markets Equity Fund - Class I (5.0%) (a)	2,914	37,881
		87,729
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	6,539	74,410
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.4%) (a)	4,274	48,939
Total Investment Companies (cost $1,855,829)		2,478,388
Total Investments 100.0% (cost $1,855,829)		2,478,388
Other Assets and Liabilities, Net (0.0)%		(577)
Total Net Assets 100.0%		2,477,811

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 69.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	5,232	74,501
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	9,599	106,075
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.7%) (a)	5,985	74,877
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.6%) (a)	5,207	74,363
JNL/Lord Abbett Short Duration Income Fund - Class I (5.6%) (a)	4,158	42,449
JNL/PIMCO Income Fund - Class I (3.4%) (a)	4,899	53,350
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.0%) (a)	9,543	117,949
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	3,446	42,076
JNL/PPM America High Yield Bond Fund - Class I (1.1%) (a)	1,215	21,245
JNL/PPM America Total Return Fund - Class I (4.3%) (a)	5,734	74,484
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.1%) (a)	3,004	31,427
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,868	21,349
		734,145
Domestic Equity 15.2%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	553	10,606
JNL Multi-Manager Small Cap Growth Fund - Class I (0.4%) (a)	241	10,576
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.4%) (a)	310	21,148
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	524	10,596
JNL/DFA U.S. Core Equity Fund - Class I (1.6%) (a)	1,062	25,580
JNL/Invesco Diversified Dividend Fund - Class I (1.8%) (a)	1,410	20,145
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	170	10,589
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	299	21,178
JNL/T. Rowe Price Value Fund - Class I (0.5%) (a)	1,215	30,948
		161,366
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.1%) (a)	3,543	42,695
International Equity 3.5%
JNL/Causeway International Value Select Fund - Class I (0.7%) (a)	660	10,638
JNL/Lazard International Strategic Equity Fund - Class I (1.8%) (a)	668	10,547
JNL/WCM Focused International Equity Fund - Class I (0.8%) (a)	821	16,115
		37,300
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.2%) (a)	2,794	31,994
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (2.5%) (a)	2,806	31,928
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,093	10,810
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.5%) (a)	435	10,387
Total Investment Companies (cost $988,271)		1,060,625
Total Investments 100.0% (cost $988,271)		1,060,625
Other Assets and Liabilities, Net (0.0)%		(294)
Total Net Assets 100.0%		1,060,331

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.6%
JNL Multi-Manager Mid Cap Fund - Class I (10.3%) (a)	9,417	180,703
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,175	51,599
JNL Multi-Manager Small Cap Value Fund - Class I (5.5%) (a)	5,751	102,252
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.1%) (a)	4,975	339,223
JNL/ClearBridge Large Cap Growth Fund - Class I (25.8%) (a)	18,096	365,712
JNL/Invesco Diversified Dividend Fund - Class I (28.0%) (a)	21,499	307,220
JNL/JPMorgan MidCap Growth Fund - Class I (3.7%) (a)	2,085	130,052
JNL/JPMorgan U.S. Value Fund - Class I (6.2%) (a)	6,671	102,873
JNL/T. Rowe Price Established Growth Fund - Class I (5.3%) (a)	8,608	610,064
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	708	52,494
JNL/T. Rowe Price Value Fund - Class I (10.8%) (a)	24,351	620,233
JNL/WMC Value Fund - Class I (16.7%) (a)	8,914	282,295
		3,144,720
Domestic Fixed Income 13.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.0%) (a)	7,249	103,226
JNL/DoubleLine Total Return Fund - Class I (4.4%) (a)	9,324	103,026
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.9%) (a)	4,117	51,507
JNL/PIMCO Income Fund - Class I (3.3%) (a)	4,778	52,031
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.0%) (a)	8,361	103,340
JNL/PIMCO Real Return Fund - Class I (5.4%) (a)	8,399	102,556
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	4,439	77,633
JNL/PPM America Total Return Fund - Class I (7.4%) (a)	9,940	129,125
		722,444
International Equity 12.9%
JNL/Causeway International Value Select Fund - Class I (11.3%) (a)	11,191	180,392
JNL/Invesco International Growth Fund - Class I (9.6%) (a)	6,827	102,139
JNL/Lazard International Strategic Equity Fund - Class I (26.0%) (a)	9,774	154,228
JNL/WCM Focused International Equity Fund - Class I (11.9%) (a)	11,914	233,763
		670,522
Global Equity 4.5%
JNL/Invesco Global Growth Fund - Class I (10.6%) (a)	9,855	235,436
Emerging Markets Equity 3.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.4%) (a)	7,979	78,917
JNL/GQG Emerging Markets Equity Fund - Class I (10.3%) (a)	6,080	79,045
		157,962
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (12.3%) (a)	13,648	155,312
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.7%) (a)	9,110	104,304
Total Investment Companies (cost $3,987,189)		5,190,700
Total Investments 100.0% (cost $3,987,189)		5,190,700
Other Assets and Liabilities, Net (0.0)%		(1,200)
Total Net Assets 100.0%		5,189,500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	6,964	99,172
JNL/DoubleLine Total Return Fund - Class I (5.8%) (a)	12,303	135,949
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (7.5%) (a)	7,930	99,200
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.7%) (a)	8,661	123,680
JNL/Lord Abbett Short Duration Income Fund - Class I (13.0%) (a)	9,655	98,581
JNL/PIMCO Income Fund - Class I (6.4%) (a)	9,113	99,243
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.6%) (a)	16,146	199,569
JNL/PIMCO Real Return Fund - Class I (3.8%) (a)	5,969	72,888
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	2,855	49,931
JNL/PPM America Total Return Fund - Class I (10.0%) (a)	13,363	173,584
JNL/T. Rowe Price Short-Term Bond Fund - Class I (4.9%) (a)	7,038	73,615
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	3,306	37,792
		1,263,204
Domestic Equity 30.6%
JNL Multi-Manager Mid Cap Fund - Class I (2.8%) (a)	2,593	49,756
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	564	24,758
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	1,380	24,545
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.3%) (a)	911	62,089
JNL/ClearBridge Large Cap Growth Fund - Class I (4.4%) (a)	3,089	62,422
JNL/DFA U.S. Core Equity Fund - Class I (3.9%) (a)	2,549	61,400
JNL/Invesco Diversified Dividend Fund - Class I (7.8%) (a)	6,014	85,944
JNL/JPMorgan MidCap Growth Fund - Class I (1.4%) (a)	795	49,578
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,141	151,738
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	5,846	148,897
JNL/WMC Value Fund - Class I (2.2%) (a)	1,163	36,848
		757,975
International Equity 8.0%
JNL/Causeway International Value Select Fund - Class I (2.3%) (a)	2,321	37,409
JNL/Invesco International Growth Fund - Class I (2.3%) (a)	1,621	24,255
JNL/Lazard International Strategic Equity Fund - Class I (12.5%) (a)	4,700	74,159
JNL/WCM Focused International Equity Fund - Class I (3.2%) (a)	3,171	62,207
		198,030
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.8%) (a)	6,547	74,962
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	6,540	74,424
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.0%) (a)	4,119	49,640
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.0%) (a)	2,550	25,221
JNL/GQG Emerging Markets Equity Fund - Class I (1.7%) (a)	976	12,684
		37,905
	Shares	Value ($)
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.1%) (a)	1,037	24,763
Total Investment Companies (cost $2,186,315)		2,480,903
Total Investments 100.0% (cost $2,186,315)		2,480,903
Other Assets and Liabilities, Net (0.0)%		(629)
Total Net Assets 100.0%		2,480,274

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.6%
JNL Multi-Manager Mid Cap Fund - Class I (8.6%) (a)	7,925	152,079
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,152	50,581
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,812	50,002
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.2%) (a)	2,980	203,185
JNL/ClearBridge Large Cap Growth Fund - Class I (16.3%) (a)	11,407	230,531
JNL/Invesco Diversified Dividend Fund - Class I (18.2%) (a)	13,971	199,653
JNL/JPMorgan MidCap Growth Fund - Class I (2.9%) (a)	1,629	101,634
JNL/JPMorgan U.S. Value Fund - Class I (4.5%) (a)	4,903	75,598
JNL/T. Rowe Price Established Growth Fund - Class I (4.5%) (a)	7,324	519,070
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	688	51,050
JNL/T. Rowe Price Value Fund - Class I (7.9%) (a)	17,825	453,992
JNL/WMC Value Fund - Class I (13.3%) (a)	7,107	225,069
		2,312,444
Domestic Fixed Income 32.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.1%) (a)	12,436	177,087
JNL/DoubleLine Total Return Fund - Class I (9.7%) (a)	20,532	226,883
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (9.6%) (a)	10,114	126,521
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (11.0%) (a)	12,376	176,726
JNL/Lord Abbett Short Duration Income Fund - Class I (6.6%) (a)	4,927	50,308
JNL/PIMCO Income Fund - Class I (8.2%) (a)	11,678	127,178
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.9%) (a)	16,485	203,753
JNL/PIMCO Real Return Fund - Class I (6.5%) (a)	10,193	124,456
JNL/PPM America High Yield Bond Fund - Class I (5.1%) (a)	5,798	101,405
JNL/PPM America Total Return Fund - Class I (14.6%) (a)	19,536	253,774
JNL/T. Rowe Price Short-Term Bond Fund - Class I (3.3%) (a)	4,787	50,071
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.8%) (a)	4,454	50,906
		1,669,068
International Equity 10.5%
JNL/Causeway International Value Select Fund - Class I (7.9%) (a)	7,867	126,821
JNL/Invesco International Growth Fund - Class I (4.7%) (a)	3,344	50,030
JNL/Lazard International Strategic Equity Fund - Class I (25.5%) (a)	9,605	151,571
JNL/WCM Focused International Equity Fund - Class I (10.4%) (a)	10,412	204,287
		532,709
Global Equity 3.0%
JNL/Invesco Global Growth Fund - Class I (6.9%) (a)	6,370	152,190
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (12.0%) (a)	13,368	152,125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.2%) (a)	5,219	51,615
JNL/GQG Emerging Markets Equity Fund - Class I (6.7%) (a)	3,947	51,308
		102,923
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.4%) (a)	8,915	102,078
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.1%) (a)	4,224	50,894
Total Investment Companies (cost $4,168,137)		5,074,431
Total Investments 100.0% (cost $4,168,137)		5,074,431
Other Assets and Liabilities, Net (0.0)%		(1,224)
Total Net Assets 100.0%		5,073,207

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2022 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 98.6%
Domestic Equity 50.1%
iShares Cohen & Steers REIT ETF (a)	110	7,829
iShares Core Dividend Growth ETF (a)	386	20,615
iShares Core S&P 500 ETF	42	19,225
iShares Core S&P Mid-Cap ETF	97	26,134
iShares Edge MSCI USA Quality Factor ETF	210	28,325
iShares Morningstar Large-Cap Value ETF	377	25,864
iShares S&P Small-Cap 600 Value ETF (a)	148	15,100
iShares S&P Small-Cap ETF	86	9,233
iShares U.S. Technology ETF (a)	142	14,578
		166,903
Domestic Fixed Income 14.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	172	7,571
iShares Core Total U.S. Bond Market ETF	169	18,098
iShares Intermediate-Term Corp. ETF	81	4,433
iShares Liquidity Income ETF (a)	208	10,423
iShares MBS ETF	89	9,032
		49,557
Global Equity 13.5%
iShares Exponential Technologies ETF	169	9,975
iShares Global Healthcare ETF (a)	224	19,637
iShares Global Infrastructure ETF (a)	304	15,470
		45,082
International Equity 10.8%
iShares Edge MSCI Intl Quality Factor ETF (a)	770	28,391
iShares MSCI EAFE Small Cap Index ETF	112	7,433
		35,824
Emerging Markets Equity 7.9%
iShares Core MSCI Emerging Markets ETF	471	26,183
Emerging Markets Fixed Income 1.4%
iShares JPMorgan USD Emerging Markets Bond ETF	46	4,525
Total Investment Companies (cost $282,530)		328,074
SHORT TERM INVESTMENTS 22.3%
Securities Lending Collateral 20.9%
JNL Securities Lending Collateral Fund, 0.23% (b) (c)	69,609	69,609
Investment Companies 1.4%
JNL Government Money Market Fund, 0.01% (b) (c)	4,746	4,746
Total Short Term Investments (cost $74,355)		74,355
Total Investments 120.9% (cost $356,885)		402,429
Other Assets and Liabilities, Net (20.9)%		(69,581)
Total Net Assets 100.0%		332,848

(a)  All or a portion of the security was on loan as of March 31, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

	Shares	Value ($)
JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.6%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	340	14,948
iShares 0-5 Year TIPS Bond ETF (a)	68	7,174
iShares Core Total U.S. Bond Market ETF	338	36,210
iShares Intermediate-Term Corp. ETF (a)	207	11,370
iShares Liquidity Income ETF (a)	373	18,703
iShares MBS ETF (a)	182	18,503
		106,908
Domestic Equity 26.9%
iShares Cohen & Steers REIT ETF (a)	23	1,634
iShares Core Dividend Growth ETF	98	5,240
iShares Core S&P 500 ETF	19	8,608
iShares Core S&P Mid-Cap ETF	34	9,065
iShares Edge MSCI USA Quality Factor ETF	85	11,472
iShares Morningstar Large-Cap Value ETF	98	6,749
iShares S&P Small-Cap 600 Value ETF (a)	49	4,975
iShares S&P Small-Cap ETF	25	2,729
iShares U.S. Technology ETF (a)	52	5,333
		55,805
Global Equity 7.3%
iShares Exponential Technologies ETF (a)	53	3,140
iShares Global Healthcare ETF (a)	82	7,141
iShares Global Infrastructure ETF	93	4,735
		15,016
International Equity 6.4%
iShares Edge MSCI Intl Quality Factor ETF (a)	295	10,874
iShares MSCI EAFE Small Cap Index ETF	36	2,391
		13,265
Emerging Markets Fixed Income 4.0%
iShares JPMorgan USD Emerging Markets Bond ETF	84	8,223
Emerging Markets Equity 3.8%
iShares Core MSCI Emerging Markets ETF	143	7,960
Total Investment Companies (cost $199,892)		207,177
SHORT TERM INVESTMENTS 27.4%
Securities Lending Collateral 27.1%
JNL Securities Lending Collateral Fund, 0.23% (b) (c)	56,141	56,141
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (b) (c)	667	667
Total Short Term Investments (cost $56,808)		56,808
Total Investments 127.4% (cost $256,700)		263,985
Other Assets and Liabilities, Net (27.4)%		(56,800)
Total Net Assets 100.0%		207,185

(a)  All or a portion of the security was on loan as of March 31, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.1%
Domestic Equity 38.2%
iShares Cohen & Steers REIT ETF (a)	78	5,515
iShares Core Dividend Growth ETF (a)	304	16,209
iShares Core S&P 500 ETF	38	17,409
iShares Core S&P Mid-Cap ETF	77	20,611
iShares Edge MSCI USA Quality Factor ETF	190	25,520
iShares Morningstar Large-Cap Value ETF	260	17,811
iShares S&P Small-Cap 600 Value ETF (a)	115	11,820
iShares S&P Small-Cap ETF	67	7,228
iShares U.S. Technology ETF (a)	114	11,769
		133,892
Domestic Fixed Income 32.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	384	16,888
iShares 0-5 Year TIPS Bond ETF	53	5,507
iShares Core Total U.S. Bond Market ETF	367	39,264
iShares Intermediate-Term Corp. ETF (a)	228	12,522
iShares Liquidity Income ETF (a)	402	20,181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
iShares MBS ETF	204	20,813
		115,175
Global Equity 10.4%
iShares Exponential Technologies ETF (a)	149	8,809
iShares Global Healthcare ETF (a)	179	15,714
iShares Global Infrastructure ETF	231	11,754
		36,277
International Equity 9.4%
iShares Edge MSCI Intl Quality Factor ETF (a)	745	27,468
iShares MSCI EAFE Small Cap Index ETF	84	5,576
		33,044
Emerging Markets Equity 5.9%
iShares Core MSCI Emerging Markets ETF	370	20,542
Emerging Markets Fixed Income 2.3%
iShares JPMorgan USD Emerging Markets Bond ETF	82	7,980
Total Investment Companies (cost $307,745)		346,910
SHORT TERM INVESTMENTS 17.6%
Securities Lending Collateral 16.6%
JNL Securities Lending Collateral Fund, 0.23% (b) (c)	58,220	58,220
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (b) (c)	3,407	3,407
Total Short Term Investments (cost $61,627)		61,627
Total Investments 116.7% (cost $369,372)		408,537
Other Assets and Liabilities, Net (16.7)%		(58,486)
Total Net Assets 100.0%		350,051

(a)  All or a portion of the security was on loan as of March 31, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 53.7%
Vanguard Dividend Appreciation ETF (a)	1,026	166,412
Vanguard Growth ETF (a)	738	212,343
Vanguard Mid-Cap ETF (a)	482	114,541
Vanguard REIT ETF	598	64,756
Vanguard Small-Cap ETF (a)	563	119,619
Vanguard Total Stock Market ETF (a)	1,331	303,026
Vanguard Value ETF	1,658	245,042
		1,225,739
International Equity 19.2%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	413	51,159
Vanguard FTSE Developed Markets ETF (a)	8,063	387,285
		438,444
Domestic Fixed Income 17.2%
Vanguard Intermediate-Term Corporate Bond ETF (a)	733	63,076
Vanguard Mortgage-Backed Securities ETF (a)	1,255	62,851
Vanguard Short-Term Corporate Bond ETF (a)	1,022	79,838
Vanguard Short-Term Inflation-Protected Securities Index ETF	772	39,534
Vanguard Total Bond Market ETF	1,365	108,528
Vanguard Ultra-Short Bond ETF	809	39,975
		393,802
Emerging Markets Equity 8.4%
Vanguard MSCI Emerging Markets ETF (a)	4,175	192,589
Emerging Markets Fixed Income 1.5%
Vanguard Emerging Markets Government Bond ETF (a)	498	34,755
Total Investment Companies (cost $2,215,291)		2,285,329
SHORT TERM INVESTMENTS 12.3%
Securities Lending Collateral 12.3%
JNL Securities Lending Collateral Fund, 0.23% (b) (c)	279,780	279,780
	Shares	Value ($)
Investment Companies 0.0%
JNL Government Money Market Fund, 0.01% (b) (c)	715	715
Total Short Term Investments (cost $280,495)		280,495
Total Investments 112.3% (cost $2,495,786)		2,565,824
Other Assets and Liabilities, Net (12.3)%		(280,585)
Total Net Assets 100.0%		2,285,239

(a)  All or a portion of the security was on loan as of March 31, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 53.9%
Vanguard Intermediate-Term Corporate Bond ETF (a)	601	51,693
Vanguard Mortgage-Backed Securities ETF (a)	1,259	63,072
Vanguard Short-Term Corporate Bond ETF (a)	806	62,924
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	331	16,973
Vanguard Total Bond Market ETF	1,152	91,641
Vanguard Ultra-Short Bond ETF (a)	463	22,880
		309,183
Domestic Equity 28.0%
Vanguard Dividend Appreciation ETF	186	30,207
Vanguard Growth ETF	70	20,140
Vanguard Mid-Cap ETF (a)	72	17,228
Vanguard REIT ETF	54	5,896
Vanguard Small-Cap ETF	54	11,435
Vanguard Total Stock Market ETF (a)	239	54,461
Vanguard Value ETF	145	21,427
		160,794
International Equity 9.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	46	5,683
Vanguard FTSE Developed Markets ETF (a)	1,011	48,540
		54,223
Emerging Markets Fixed Income 4.5%
Vanguard Emerging Markets Government Bond ETF	374	26,109
Emerging Markets Equity 4.0%
Vanguard MSCI Emerging Markets ETF (a)	493	22,718
Total Investment Companies (cost $558,218)		573,027
SHORT TERM INVESTMENTS 27.8%
Securities Lending Collateral 27.7%
JNL Securities Lending Collateral Fund, 0.23% (b) (c)	159,180	159,180
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (b) (c)	320	320
Total Short Term Investments (cost $159,500)		159,500
Total Investments 127.7% (cost $717,718)		732,527
Other Assets and Liabilities, Net (27.7)%		(159,007)
Total Net Assets 100.0%		573,520

(a)  All or a portion of the security was on loan as of March 31, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 40.4%
Vanguard Dividend Appreciation ETF (a)	349	56,659
Vanguard Growth ETF (a)	231	66,520
Vanguard Mid-Cap ETF (a)	145	34,420
Vanguard REIT ETF	187	20,250
Vanguard Small-Cap ETF (a)	150	31,789
Vanguard Total Stock Market ETF	517	117,815
Vanguard Value ETF	463	68,499
		395,952
Domestic Fixed Income 36.0%
Vanguard Intermediate-Term Corporate Bond ETF (a)	743	63,937

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares	Value ($)
Vanguard Mortgage-Backed Securities ETF	1,372	68,738
Vanguard Short-Term Corporate Bond ETF (a)	941	73,475
Vanguard Short-Term Inflation-Protected Securities Index ETF	379	19,394
Vanguard Total Bond Market ETF	1,233	98,090
Vanguard Ultra-Short Bond ETF (a)	595	29,389
		353,023
International Equity 14.2%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	137	17,020
Vanguard FTSE Developed Markets ETF (a)	2,545	122,250
		139,270
Emerging Markets Equity 6.4%
Vanguard MSCI Emerging Markets ETF (a)	1,371	63,224
Emerging Markets Fixed Income 3.0%
Vanguard Emerging Markets Government Bond ETF (a)	427	29,809
Total Investment Companies (cost $919,070)		981,278
SHORT TERM INVESTMENTS 23.0%
Securities Lending Collateral 23.0%
JNL Securities Lending Collateral Fund, 0.23% (b) (c)	225,411	225,411
Investment Companies 0.0%
JNL Government Money Market Fund, 0.01% (b) (c)	505	505
Total Short Term Investments (cost $225,916)		225,916
Total Investments 123.0% (cost $1,144,986)		1,207,194
Other Assets and Liabilities, Net (23.0)%		(225,720)
Total Net Assets 100.0%		981,474

(a)  All or a portion of the security was on loan as of March 31, 2022.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended March 31, 2022, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2022.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,839,027	71,926	16,140	—	2,801	(142,578)	2,755,036	100.0
	2,839,027	71,926	16,140	—	2,801	(142,578)	2,755,036	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	282,692	41,264	1,691	1,756	329	(7,268)	315,326	100.0
	282,692	41,264	1,691	1,756	329	(7,268)	315,326	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	485,980	2,105	17,275	—	(1,725)	(38,578)	430,507	100.0
	485,980	2,105	17,275	—	(1,725)	(38,578)	430,507	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,012,642	17,888	22,075	—	8,999	(146,358)	871,096	100.0
	1,012,642	17,888	22,075	—	8,999	(146,358)	871,096	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	929,192	15,951	23,837	—	290	(136,955)	784,641	100.0
	929,192	15,951	23,837	—	290	(136,955)	784,641	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	4,564,070	98,500	124,406	—	46,556	(455,284)	4,129,436	100.0
	4,564,070	98,500	124,406	—	46,556	(455,284)	4,129,436	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,618,057	22,751	131,807	—	46,032	(621,691)	9,933,342	100.0
	10,618,057	22,751	131,807	—	46,032	(621,691)	9,933,342	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,846,144	16,767	18,347	—	(596)	(177,254)	1,666,714	100.0
	1,846,144	16,767	18,347	—	(596)	(177,254)	1,666,714	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,773,065	17,014	27,129	—	5,743	(189,747)	1,578,946	100.0
	1,773,065	17,014	27,129	—	5,743	(189,747)	1,578,946	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,016,089	22,135	75,718	—	13,801	(95,307)	3,881,000	100.0
	4,016,089	22,135	75,718	—	13,801	(95,307)	3,881,000	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,320,210	12,080	59,395	—	(1,968)	(74,631)	1,196,296	100.0
	1,320,210	12,080	59,395	—	(1,968)	(74,631)	1,196,296	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	1,069,188	12,772	24,322	—	(2,991)	(65,524)	989,123	100.0
	1,069,188	12,772	24,322	—	(2,991)	(65,524)	989,123	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,645,648	9,139	55,565	—	(1,405)	(173,082)	2,424,735	100.0
	2,645,648	9,139	55,565	—	(1,405)	(173,082)	2,424,735	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,850,651	19,212	100,994	—	(2,667)	(186,767)	3,579,435	100.0
	3,850,651	19,212	100,994	—	(2,667)	(186,767)	3,579,435	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,981,337	19,892	74,759	—	(773)	(166,965)	2,758,732	100.0
	2,981,337	19,892	74,759	—	(773)	(166,965)	2,758,732	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	18,252	1,740	283	—	38	(902)	18,845	1.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,094	369	1,937	—	(187)	(7,622)	53,717	3.3
JNL Multi-Manager International Small Cap Fund - Class I	82,704	595	556	—	137	(11,853)	71,027	4.4
JNL Multi-Manager Mid Cap Fund - Class I	188,696	—	4,351	—	1,658	(12,860)	173,143	10.6
JNL Multi-Manager Small Cap Growth Fund - Class I	48,826	670	416	—	149	(7,149)	42,080	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	59,334	11	2,370	—	187	(3,137)	54,025	3.3
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	64,319	2,873	702	—	(351)	(16,212)	49,927	3.1
JNL/Blackrock Global Natural Resouces Fund - Class I	—	19,329	4	—	—	870	20,195	1.2
JNL/Causeway International Value Select Fund - Class I	129,459	237	12,541	—	378	(6,497)	111,036	6.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	139,201	—	17,925	—	6,317	(14,568)	113,025	6.9
JNL/DoubleLine Total Return Fund - Class I	54,356	1	2,585	—	127	(2,674)	49,225	3.0
JNL/First Sentier Global Infrastructure Fund - Class I	51,857	—	3,457	—	1,077	586	50,063	3.1
JNL/GQG Emerging Markets Equity Fund - Class I	67,771	190	3,703	—	1,048	(6,518)	58,788	3.6
JNL/Harris Oakmark Global Equity Fund - Class I	100,836	—	8,139	—	1,128	(4,012)	89,813	5.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,557	—	2,250	—	512	(2,248)	34,571	2.1
JNL/JPMorgan U.S. Value Fund - Class I	79,154	3,477	4,175	—	1,616	(1,954)	78,118	4.8
JNL/Loomis Sayles Global Growth Fund - Class I	107,889	401	5,086	—	1,326	(11,686)	92,844	5.7
JNL/Morningstar Wide Moat Index Fund - Class I	128,471	—	9,229	—	2,639	(5,505)	116,376	7.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	9,000	—	—	—	15	9,015	0.6
JNL/T. Rowe Price Established Growth Fund - Class I	89,435	1,285	1,007	—	395	(12,105)	78,003	4.8
JNL/T. Rowe Price Value Fund - Class I	128,710	—	11,155	—	3,358	(7,347)	113,566	7.0
JNL/WCM Focused International Equity Fund - Class I	174,906	1,411	5,458	—	1,306	(31,253)	140,912	8.6
JNL/Westchester Capital Event Driven Fund - Class I	11,793	—	724	—	140	(155)	11,054	0.7
	1,827,620	41,589	98,053	—	22,998	(164,786)	1,629,368	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,625	1,419	3,901	—	422	(3,036)	49,529	6.8
JNL Multi-Manager Mid Cap Fund - Class I	13,729	986	881	—	410	(1,181)	13,063	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	5,872	973	419	—	57	(885)	5,598	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	7,858	370	540	—	152	(520)	7,320	1.0
JNL/Blackrock Global Allocation Fund - Class I	39,070	2,033	2,888	—	295	(2,804)	35,706	4.9
JNL/Causeway International Value Select Fund - Class I	5,887	553	2,161	—	370	(723)	3,926	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	91,398	1,138	3,978	—	266	(4,711)	84,113	11.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,187	647	653	—	70	(1,939)	29,312	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	17,639	1,004	3,400	—	741	(1,785)	14,199	1.9
JNL/DoubleLine Total Return Fund - Class I	114,653	1,503	5,892	—	303	(5,715)	104,852	14.4
JNL/First Sentier Global Infrastructure Fund - Class I	—	2,500	32	—	2	150	2,620	0.4
JNL/GQG Emerging Markets Equity Fund - Class I	9,783	976	1,782	—	646	(1,459)	8,164	1.1
JNL/Heitman U.S. Focused Real Estate Fund - Class I	—	1,841	54	—	3	89	1,879	0.3
JNL/JPMorgan Hedged Equity Fund - Class I	13,650	354	720	—	148	(795)	12,637	1.7
JNL/JPMorgan U.S. Value Fund - Class I	9,780	4,082	1,065	—	55	97	12,949	1.8
JNL/Loomis Sayles Global Growth Fund - Class I	7,853	752	1,866	—	(63)	(747)	5,929	0.8
JNL/Lord Abbett Short Duration Income Fund - Class I	35,042	308	1,780	—	(20)	(921)	32,629	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	17,612	612	1,213	—	238	(547)	16,702	2.3
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	4,496	—	—	—	3	4,499	0.6
JNL/PIMCO Income Fund - Class I	68,343	1,553	2,907	—	236	(3,170)	64,055	8.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	42,802	1,161	765	—	27	(3,441)	39,784	5.5
JNL/PIMCO Real Return Fund - Class I	15,616	159	895	—	154	(571)	14,463	2.0
JNL/PPM America Total Return Fund - Class I	71,998	1,208	4,226	—	453	(4,982)	64,451	8.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	39,072	3,169	2,313	—	786	(1,789)	38,925	5.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	50,748	675	1,622	—	201	(2,379)	47,623	6.6
JNL/WCM Focused International Equity Fund - Class I	15,692	2,415	3,535	—	815	(3,793)	11,594	1.6
	779,909	36,887	49,488	—	6,767	(47,554)	726,521	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	81,173	255	585	—	83	(4,003)	76,923	3.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	74,663	66	3,093	—	323	(9,506)	62,453	2.6
JNL Multi-Manager International Small Cap Fund - Class I	109,032	248	217	—	61	(15,502)	93,622	3.8
JNL Multi-Manager Mid Cap Fund - Class I	237,555	69	4,151	—	1,597	(15,643)	219,427	9.0
JNL Multi-Manager Small Cap Growth Fund - Class I	67,753	212	328	—	85	(9,809)	57,913	2.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	81,183	19	2,117	—	388	(4,392)	75,081	3.1
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	73,607	664	210	—	(98)	(19,051)	54,912	2.3
JNL/Blackrock Global Natural Resouces Fund - Class I	—	20,336	—	—	—	910	21,246	0.9
JNL/Causeway International Value Select Fund - Class I	182,835	191	19,586	—	276	(9,101)	154,615	6.4
JNL/DoubleLine Core Fixed Income Fund - Class I	54,114	226	5,966	—	338	(2,898)	45,814	1.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,622	14	1,726	—	89	(2,482)	36,517	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	169,450	282	15,843	—	5,645	(15,333)	144,201	5.9
JNL/DoubleLine Total Return Fund - Class I	142,039	719	17,658	—	759	(7,210)	118,649	4.9
JNL/First Sentier Global Infrastructure Fund - Class I	75,840	169	5,693	—	1,283	1,132	72,731	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	87,781	51	5,092	—	1,471	(8,501)	75,710	3.1
JNL/Harris Oakmark Global Equity Fund - Class I	108,404	54	8,393	—	1,277	(4,249)	97,093	4.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	42,006	—	1,404	—	326	(2,173)	38,755	1.6
JNL/JPMorgan U.S. Value Fund - Class I	97,418	17,000	6,259	—	2,465	(2,203)	108,421	4.5
JNL/Loomis Sayles Global Growth Fund - Class I	128,144	93	2,617	—	703	(12,703)	113,620	4.7
JNL/Lord Abbett Short Duration Income Fund - Class I	33,853	—	2,335	—	(24)	(868)	30,626	1.3
JNL/Morningstar Wide Moat Index Fund - Class I	168,671	198	14,644	—	4,141	(8,062)	150,304	6.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	12,452	—	—	—	(3)	12,449	0.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	47,351	64	1,934	—	194	(3,879)	41,796	1.7
JNL/T. Rowe Price Established Growth Fund - Class I	107,056	391	311	—	127	(14,188)	93,075	3.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	64,969	158	3,279	—	255	(3,014)	59,089	2.4
JNL/T. Rowe Price Value Fund - Class I	162,553	47	12,734	—	3,896	(8,781)	144,981	6.0
JNL/WCM Focused International Equity Fund - Class I	244,101	525	2,486	—	600	(42,039)	200,701	8.3
JNL/Westchester Capital Event Driven Fund - Class I	27,115	—	2,055	—	403	(434)	25,029	1.0
	2,709,288	54,503	140,716	—	26,663	(223,985)	2,425,753	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	165,281	1,701	856	—	124	(8,171)	158,079	6.2
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,663	—	1,408	—	385	(4,732)	28,908	1.1
JNL Multi-Manager International Small Cap Fund - Class I	33,904	1,078	864	—	213	(5,100)	29,231	1.2
JNL Multi-Manager Mid Cap Fund - Class I	98,169	4,006	590	—	242	(5,739)	96,088	3.8
JNL Multi-Manager Small Cap Growth Fund - Class I	39,401	3,020	236	—	90	(5,755)	36,520	1.4
JNL Multi-Manager Small Cap Value Fund - Class I	54,515	1,423	156	—	46	(2,703)	53,125	2.1
JNL/Blackrock Global Allocation Fund - Class I	110,875	—	5,697	—	366	(7,728)	97,816	3.8
JNL/Causeway International Value Select Fund - Class I	62,608	—	8,464	—	(258)	(2,990)	50,896	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	178,523	367	9,187	—	498	(9,176)	161,025	6.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,216	573	1,214	—	44	(5,811)	89,808	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	84,231	500	1,197	—	469	(4,950)	79,053	3.1
JNL/DoubleLine Total Return Fund - Class I	288,049	561	18,397	—	753	(14,282)	256,684	10.1
JNL/First Sentier Global Infrastructure Fund - Class I	56,779	—	2,819	—	570	1,348	55,878	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	41,324	—	2,230	—	395	(3,791)	35,698	1.4
JNL/Harris Oakmark Global Equity Fund - Class I	55,298	—	4,032	—	864	(2,450)	49,680	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	35,878	68	19,027	—	3,907	(6,366)	14,460	0.6
JNL/JPMorgan Hedged Equity Fund - Class I	41,359	491	821	—	184	(2,178)	39,035	1.5
JNL/JPMorgan U.S. Value Fund - Class I	55,976	25,494	3,142	—	121	814	79,263	3.1
JNL/Loomis Sayles Global Growth Fund - Class I	67,073	1,265	4,763	—	1,469	(8,011)	57,033	2.2
JNL/Lord Abbett Short Duration Income Fund - Class I	96,235	—	3,965	—	(56)	(2,544)	89,670	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	111,072	1,500	2,756	—	662	(2,734)	107,744	4.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	18,637	—	—	—	32	18,669	0.7
JNL/PIMCO Income Fund - Class I	158,961	—	5,551	—	546	(7,424)	146,532	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,824	648	1,012	—	28	(8,766)	100,722	4.0
JNL/PIMCO Real Return Fund - Class I	55,411	160	2,588	—	496	(1,965)	51,514	2.0
JNL/PPM America Total Return Fund - Class I	164,877	746	6,630	—	662	(11,046)	148,609	5.8
JNL/T. Rowe Price Capital Appreciation Fund - Class I	166,280	—	2,765	—	819	(5,676)	158,658	6.2
JNL/T. Rowe Price Established Growth Fund - Class I	67,910	2,270	—	—	—	(9,025)	61,155	2.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	131,501	150	5,174	—	543	(6,231)	120,789	4.8
JNL/WCM Focused International Equity Fund - Class I	97,298	206	4,640	—	1,114	(17,853)	76,125	3.0
	2,759,491	64,864	120,181	—	15,296	(171,003)	2,548,467	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	251,317	101	13,088	—	1,385	(13,684)	226,031	4.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	99,664	56	2,145	—	(311)	(12,239)	85,025	1.8
JNL Multi-Manager International Small Cap Fund - Class I	101,765	70	754	—	187	(14,604)	86,664	1.9
JNL Multi-Manager Mid Cap Fund - Class I	319,231	300	3,256	—	1,147	(19,912)	297,510	6.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Growth Fund - Class I	95,894	119	224	—	96	(13,861)	82,024	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	114,449	—	2,889	—	554	(6,168)	105,946	2.3
JNL/Blackrock Global Allocation Fund - Class I	177,095	—	14,035	—	852	(12,789)	151,123	3.3
JNL/Blackrock Global Natural Resouces Fund - Class I	—	33,493	51	—	3	1,505	34,950	0.8
JNL/Causeway International Value Select Fund - Class I	268,648	70	23,513	—	721	(13,590)	232,336	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	225,444	102	15,672	—	836	(11,732)	198,978	4.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	100,235	13	1,787	—	67	(6,056)	92,472	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,156	1	7,304	—	2,635	(12,487)	162,001	3.5
JNL/DoubleLine Total Return Fund - Class I	325,382	170	23,367	—	963	(16,171)	286,977	6.2
JNL/First Sentier Global Infrastructure Fund - Class I	129,331	—	8,314	—	1,663	2,570	125,250	2.7
JNL/GQG Emerging Markets Equity Fund - Class I	113,334	59	5,903	—	1,624	(10,861)	98,253	2.1
JNL/Harris Oakmark Global Equity Fund - Class I	114,868	15	9,517	—	1,344	(4,595)	102,115	2.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	65,415	7,503	774	—	194	(2,640)	69,698	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	75,466	—	2,440	—	534	(4,175)	69,385	1.5
JNL/JPMorgan U.S. Value Fund - Class I	155,628	15,499	8,447	—	296	(440)	162,536	3.5
JNL/Loomis Sayles Global Growth Fund - Class I	150,485	47	1,712	—	528	(14,426)	134,922	2.9
JNL/Lord Abbett Short Duration Income Fund - Class I	112,243	6	4,932	—	(73)	(2,957)	104,287	2.3
JNL/Morningstar Wide Moat Index Fund - Class I	203,588	1	6,488	—	2,110	(6,125)	193,086	4.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	—	13,909	—	—	—	22	13,931	0.3
JNL/PIMCO Income Fund - Class I	164,087	45	10,253	—	921	(8,033)	146,767	3.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	100,297	27	1,617	—	56	(7,991)	90,772	2.0
JNL/PIMCO Real Return Fund - Class I	50,588	—	2,508	—	476	(1,823)	46,733	1.0
JNL/PPM America Total Return Fund - Class I	150,079	67	7,935	—	786	(10,195)	132,802	2.9
JNL/T. Rowe Price Capital Appreciation Fund - Class I	278,462	2,000	5,888	—	2,346	(10,424)	266,496	5.8
JNL/T. Rowe Price Established Growth Fund - Class I	185,853	198	69	—	28	(24,478)	161,532	3.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	176,979	54	11,767	—	702	(8,390)	157,578	3.4
JNL/T. Rowe Price Value Fund - Class I	203,569	—	10,875	—	3,315	(9,261)	186,748	4.1
JNL/WCM Focused International Equity Fund - Class I	332,050	192	4,301	—	1,238	(57,402)	271,777	5.9
JNL/Westchester Capital Event Driven Fund - Class I	35,089	13	1,595	—	211	(250)	33,468	0.7
	5,055,691	74,130	213,420	—	27,434	(333,662)	4,610,173	100.0
JNL/American Funds Growth Allocation Fund
American Funds High-Income Trust - Class 1	62,335	18,457	2,182	—	(84)	(1,882)	76,644	2.0
American Funds Insurance Series - Global Growth Fund - Class 1	539,833	5,448	8,951	—	2,865	(76,008)	463,187	12.2
	602,168	23,905	11,133	—	2,781	(77,890)	539,831	14.2
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	106,615	1,086	23,422	1,506	(6,302)	(5,307)	72,670	2.5
American Funds High-Income Trust - Class 1	93,383	5,635	1,994	—	(79)	(3,065)	93,880	3.3
	199,998	6,721	25,416	1,506	(6,381)	(8,372)	166,550	5.8
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	80,771	28	2,501	—	311	(4,199)	74,410	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	77,214	3,077	23,157	—	390	(7,676)	49,848	2.0
JNL Multi-Manager Mid Cap Fund - Class I	85,583	9,000	2,948	—	1,142	(6,383)	86,394	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	25,952	2,279	—	—	—	(3,778)	24,453	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	56,033	—	4,399	—	868	(3,570)	48,932	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	225,387	6,110	877	—	434	(31,329)	199,725	8.1
JNL/Causeway International Value Select Fund - Class I	54,339	62,029	371	—	16	(5,014)	110,999	4.5
JNL/ClearBridge Large Cap Growth Fund - Class I	199,297	24,156	903	—	470	(23,960)	199,060	8.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,464	11,515	725	—	30	(2,345)	48,939	2.0
JNL/DoubleLine Total Return Fund - Class I	26,745	13	728	—	4	(1,274)	24,760	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	77,175	55	34,752	—	8,711	(13,308)	37,881	1.5
JNL/Invesco Diversified Dividend Fund - Class I	156,190	—	13,204	—	3,798	116	146,900	5.9
JNL/Invesco Global Growth Fund - Class I	194,823	390	14,889	—	4,301	(35,300)	149,325	6.0
JNL/Invesco International Growth Fund - Class I	54,832	4	669	—	64	(5,739)	48,492	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	75,700	923	6,016	—	2,984	(11,606)	61,985	2.5
JNL/JPMorgan U.S. Value Fund - Class I	56,921	—	7,466	—	2,972	(3,256)	49,171	2.0
JNL/Lazard International Strategic Equity Fund - Class I	54,200	38,709	—	—	—	(6,570)	86,339	3.5
JNL/PPM America High Yield Bond Fund - Class I	27,066	8	849	—	98	(1,248)	25,075	1.0
JNL/PPM America Total Return Fund - Class I	54,026	21	1,252	—	139	(3,535)	49,399	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	361,219	1,543	25,773	—	10,745	(57,484)	290,250	11.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	28,466	38	382	—	140	(3,122)	25,140	1.0
JNL/T. Rowe Price Value Fund - Class I	400,038	—	44,115	—	14,562	(25,470)	345,015	13.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class I	198,175	517	16,373	—	5,104	(38,250)	149,173	6.0
JNL/WMC Value Fund - Class I	172,236	—	24,953	—	6,472	(7,032)	146,723	5.9
	2,782,852	160,415	227,302	—	63,755	(301,332)	2,478,388	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	34,781	18	1,211	—	161	(1,821)	31,928	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	11,263	1,307	325	—	(37)	(1,398)	10,810	1.0
JNL Multi-Manager Mid Cap Fund - Class I	11,688	346	744	—	295	(979)	10,606	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	10,885	1,827	536	—	211	(1,811)	10,576	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	22,922	2,257	830	—	251	(3,452)	21,148	2.0
JNL/Causeway International Value Select Fund - Class I	11,640	559	1,016	—	28	(573)	10,638	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,552	888	498	—	251	(1,597)	10,596	1.0
JNL/DFA U.S. Core Equity Fund - Class I	29,176	531	2,919	—	1,234	(2,442)	25,580	2.4
JNL/DoubleLine Core Fixed Income Fund - Class I	80,938	7	2,499	—	117	(4,062)	74,501	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	57,868	293	22,503	—	879	(4,543)	31,994	3.0
JNL/DoubleLine Total Return Fund - Class I	115,529	—	3,978	—	177	(5,653)	106,075	10.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	34,680	42,960	1,015	—	67	(1,815)	74,877	7.1
JNL/Invesco Diversified Dividend Fund - Class I	23,452	—	3,939	—	793	(161)	20,145	1.9
JNL/Invesco Global Growth Fund - Class I	11,463	845	10	—	3	(1,914)	10,387	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	11,209	1,366	671	—	322	(1,637)	10,589	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	63,553	16,004	2,166	—	125	(3,153)	74,363	7.0
JNL/Lazard International Strategic Equity Fund - Class I	11,459	255	229	—	37	(975)	10,547	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	46,298	—	2,604	—	87	(1,332)	42,449	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	46,376	11	1,824	—	152	(2,020)	42,695	4.0
JNL/PIMCO Income Fund - Class I	58,073	25	2,248	—	215	(2,715)	53,350	5.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	127,236	2,149	1,315	—	53	(10,174)	117,949	11.1
JNL/PIMCO Real Return Fund - Class I	46,515	151	3,368	—	650	(1,872)	42,076	4.0
JNL/PPM America High Yield Bond Fund - Class I	46,490	176	23,375	—	2,501	(4,547)	21,245	2.0
JNL/PPM America Total Return Fund - Class I	80,974	276	1,656	—	176	(5,286)	74,484	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	22,499	2,614	895	—	381	(3,421)	21,178	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	46,241	—	13,661	—	742	(1,895)	31,427	3.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	23,244	69	962	—	67	(1,069)	21,349	2.0
JNL/T. Rowe Price Value Fund - Class I	35,105	141	3,358	—	1,093	(2,033)	30,948	2.9
JNL/WCM Focused International Equity Fund - Class I	23,096	2,287	5,339	—	1,001	(4,930)	16,115	1.5
	1,156,205	77,362	105,694	—	12,032	(79,280)	1,060,625	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	171,929	—	8,393	—	1,052	(9,276)	155,312	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	135,489	49	42,022	—	3,222	(17,821)	78,917	1.5
JNL Multi-Manager Mid Cap Fund - Class I	178,248	18,500	5,196	—	1,521	(12,370)	180,703	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	54,258	5,284	—	—	—	(7,943)	51,599	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	118,189	—	10,309	—	2,083	(7,711)	102,252	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	350,636	38,162	588	—	303	(49,290)	339,223	6.5
JNL/Causeway International Value Select Fund - Class I	85,858	102,573	750	—	37	(7,326)	180,392	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	383,433	28,232	1,273	—	689	(45,369)	365,712	7.0
JNL/DoubleLine Core Fixed Income Fund - Class I	114,447	—	5,645	—	97	(5,673)	103,226	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,636	—	3,487	—	123	(6,968)	104,304	2.0
JNL/DoubleLine Total Return Fund - Class I	114,123	—	5,680	—	204	(5,621)	103,026	2.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	57,416	—	2,742	—	(81)	(3,086)	51,507	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	108,133	2,509	24,438	—	6,919	(14,078)	79,045	1.5
JNL/Invesco Diversified Dividend Fund - Class I	356,604	—	59,049	—	15,984	(6,319)	307,220	5.9
JNL/Invesco Global Growth Fund - Class I	348,132	455	58,671	—	16,968	(71,448)	235,436	4.5
JNL/Invesco International Growth Fund - Class I	116,781	7	2,676	—	293	(12,266)	102,139	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	150,780	1,325	4,625	—	2,235	(19,663)	130,052	2.5
JNL/JPMorgan U.S. Value Fund - Class I	118,693	—	15,287	—	6,123	(6,656)	102,873	2.0
JNL/Lazard International Strategic Equity Fund - Class I	114,140	51,723	—	—	—	(11,635)	154,228	3.0
JNL/PIMCO Income Fund - Class I	57,725	—	3,204	—	288	(2,778)	52,031	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	114,840	1	2,441	—	111	(9,171)	103,340	2.0
JNL/PIMCO Real Return Fund - Class I	58,278	48,500	2,663	—	119	(1,678)	102,556	2.0
JNL/PPM America High Yield Bond Fund - Class I	87,058	—	5,741	—	656	(4,340)	77,633	1.5
JNL/PPM America Total Return Fund - Class I	171,904	—	31,881	—	2,757	(13,655)	129,125	2.5
JNL/T. Rowe Price Established Growth Fund - Class I	749,743	1,698	44,054	—	18,422	(115,745)	610,064	11.8
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	58,867	49	263	—	101	(6,260)	52,494	1.0
JNL/T. Rowe Price Value Fund - Class I	714,328	—	74,937	—	24,946	(44,104)	620,233	11.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class I	294,702	577	11,990	—	3,765	(53,291)	233,763	4.5
JNL/WMC Value Fund - Class I	299,324	5,500	21,199	—	5,369	(6,699)	282,295	5.4
	5,798,694	305,144	449,204	—	114,306	(578,240)	5,190,700	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	82,376	—	4,039	—	530	(4,443)	74,424	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,295	1,952	26,138	—	7,420	(11,308)	25,221	1.0
JNL Multi-Manager Mid Cap Fund - Class I	55,680	19	2,712	—	1,097	(4,328)	49,756	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	26,074	2,509	9	—	4	(3,820)	24,758	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	27,768	7	1,910	—	28	(1,348)	24,545	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	54,682	15,431	92	—	30	(7,962)	62,089	2.5
JNL/Causeway International Value Select Fund - Class I	27,640	13,440	1,471	—	33	(2,233)	37,409	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	68,741	1,902	298	—	157	(8,080)	62,422	2.5
JNL/DFA U.S. Core Equity Fund - Class I	55,538	9,984	1,547	—	697	(3,272)	61,400	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	109,508	—	5,024	—	225	(5,537)	99,172	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	109,640	—	27,918	—	488	(7,248)	74,962	3.0
JNL/DoubleLine Total Return Fund - Class I	150,391	—	7,339	—	300	(7,403)	135,949	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	54,765	49,000	1,749	—	87	(2,903)	99,200	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	26,306	1	11,466	—	(1,610)	(547)	12,684	0.5
JNL/Invesco Diversified Dividend Fund - Class I	97,639	—	14,312	—	4,312	(1,695)	85,944	3.5
JNL/Invesco Global Growth Fund - Class I	27,249	1,983	22	—	6	(4,453)	24,763	1.0
JNL/Invesco International Growth Fund - Class I	27,702	1	615	—	76	(2,909)	24,255	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	53,920	2,011	25	—	12	(6,340)	49,578	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	95,738	36,000	3,555	—	217	(4,720)	123,680	5.0
JNL/Lazard International Strategic Equity Fund - Class I	54,490	25,982	576	—	112	(5,849)	74,159	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	109,639	—	8,115	—	251	(3,194)	98,581	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	54,973	—	3,132	—	266	(2,467)	49,640	2.0
JNL/PIMCO Income Fund - Class I	110,169	—	6,204	—	612	(5,334)	99,243	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	219,015	2,003	4,176	—	199	(17,472)	199,569	8.0
JNL/PIMCO Real Return Fund - Class I	82,760	—	7,669	—	1,425	(3,628)	72,888	2.9
JNL/PPM America High Yield Bond Fund - Class I	82,727	—	29,223	—	3,155	(6,728)	49,931	2.0
JNL/PPM America Total Return Fund - Class I	191,750	—	6,141	—	658	(12,683)	173,584	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	188,770	314	12,894	—	5,381	(29,833)	151,738	6.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	109,459	—	33,119	—	1,800	(4,525)	73,615	3.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	41,357	—	1,796	—	133	(1,902)	37,792	1.5
JNL/T. Rowe Price Value Fund - Class I	166,941	16	13,618	—	4,564	(9,006)	148,897	6.0
JNL/WCM Focused International Equity Fund - Class I	82,729	92	6,776	—	1,813	(15,651)	62,207	2.5
JNL/WMC Value Fund - Class I	41,950	—	4,988	—	1,313	(1,427)	36,848	1.5
	2,741,381	162,647	248,668	—	35,791	(210,248)	2,480,903	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	169,469	—	9,264	—	1,173	(9,253)	152,125	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	135,647	—	72,720	—	14,451	(25,763)	51,615	1.0
JNL Multi-Manager Mid Cap Fund - Class I	172,801	—	10,654	—	3,203	(13,271)	152,079	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	54,011	4,462	—	—	—	(7,892)	50,581	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	57,602	—	4,851	—	977	(3,726)	50,002	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	170,137	58,297	240	—	121	(25,130)	203,185	4.0
JNL/Causeway International Value Select Fund - Class I	56,591	78,976	2,000	—	93	(6,839)	126,821	2.5
JNL/ClearBridge Large Cap Growth Fund - Class I	256,375	4,686	1,020	—	535	(30,045)	230,531	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	196,786	—	10,140	—	403	(9,962)	177,087	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	140,916	—	30,206	—	663	(9,295)	102,078	2.0
JNL/DoubleLine Total Return Fund - Class I	224,408	22,000	9,007	—	408	(10,926)	226,883	4.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	112,520	24,000	3,903	—	278	(6,374)	126,521	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	81,269	1,492	26,761	—	7,615	(12,307)	51,308	1.0
JNL/Invesco Diversified Dividend Fund - Class I	230,712	—	37,224	—	10,872	(4,707)	199,653	3.9
JNL/Invesco Global Growth Fund - Class I	169,523	10,383	104	—	29	(27,641)	152,190	3.0
JNL/Invesco International Growth Fund - Class I	57,278	—	1,388	—	158	(6,018)	50,030	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	112,433	2,426	59	—	28	(13,194)	101,634	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	112,249	74,000	4,356	—	108	(5,275)	176,726	3.5
JNL/JPMorgan U.S. Value Fund - Class I	86,197	—	10,183	—	4,066	(4,482)	75,598	1.5
JNL/Lazard International Strategic Equity Fund - Class I	112,518	51,000	264	—	47	(11,730)	151,571	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	56,264	—	4,442	—	(81)	(1,433)	50,308	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	56,589	—	3,423	—	187	(2,459)	50,894	1.0
JNL/PIMCO Income Fund - Class I	141,791	—	8,515	—	819	(6,917)	127,178	2.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	224,892	1,500	4,904	—	215	(17,950)	203,753	4.0
JNL/PIMCO Real Return Fund - Class I	142,085	—	13,852	—	2,577	(6,354)	124,456	2.5
JNL/PPM America High Yield Bond Fund - Class I	142,139	—	34,634	—	3,754	(9,854)	101,405	2.0
JNL/PPM America Total Return Fund - Class I	281,329	—	9,910	—	1,041	(18,686)	253,774	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	645,475	—	42,724	—	17,838	(101,519)	519,070	10.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	57,292	—	246	—	4	(6,000)	51,050	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,238	—	59,316	—	2,003	(4,854)	50,071	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	56,845	—	3,497	—	235	(2,677)	50,906	1.0
JNL/T. Rowe Price Value Fund - Class I	518,188	—	50,217	—	16,671	(30,650)	453,992	9.0
JNL/WCM Focused International Equity Fund - Class I	286,334	—	34,407	—	10,734	(58,374)	204,287	4.0
JNL/WMC Value Fund - Class I	231,339	12,500	17,587	—	4,457	(5,640)	225,069	4.4
	5,662,242	345,722	522,018	—	105,682	(517,197)	5,074,431	100.0

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.5%
U.S. Treasury Note 31.0%
Treasury, United States Department of
0.25%, 04/15/23 - 10/31/25	25,488	24,138
0.13%, 04/30/23 - 01/15/24	26,500	25,801
2.75%, 04/30/23 - 02/15/28	15,852	16,021
1.38%, 06/30/23 - 11/15/31	12,086	11,549
1.25%, 07/31/23 - 08/15/31	28,100	26,180
2.50%, 08/15/23 - 03/31/27	10,411	10,441
2.88%, 09/30/23 - 08/15/28	10,502	10,647
0.38%, 10/31/23 - 09/30/27	36,764	34,291
1.63%, 10/31/23 - 05/15/31	15,532	14,849
0.50%, 11/30/23 - 10/31/27	14,430	13,341
2.13%, 11/30/23 - 05/31/26	13,231	13,132
0.75%, 12/31/23 - 01/31/28	20,475	19,180
2.63%, 12/31/23	520	523
0.88%, 01/31/24 - 11/15/30	15,430	14,191
2.25%, 01/31/24 - 11/15/27	16,705	16,575
1.50%, 02/29/24 (a)	3,255	3,208
2.38%, 02/29/24 - 05/15/29	5,239	5,227
2.00%, 04/30/24 - 11/15/26	13,179	12,989
1.75%, 06/30/24 - 11/15/29	14,458	14,095
1.88%, 08/31/24 - 02/15/32	17,835	17,349
1.50%, 09/30/24 - 02/15/30	16,593	15,954
0.63%, 10/15/24 - 08/15/30	28,376	25,462
1.00%, 12/15/24	2,665	2,561
1.13%, 01/15/25 - 02/29/28	12,435	11,763
3.00%, 10/31/25	2,000	2,031
1.38%, 12/31/28 (a) (b)	3,400	3,178
1.13%, 02/15/31 (b)	7,405	6,688
		371,364
Mortgage-Backed Securities 27.8%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/22 - 04/01/50	2,250	2,373
3.50%, 10/01/23 - 12/01/51	7,851	7,965
3.00%, 02/01/24 - 07/01/50	10,974	10,924
4.00%, 02/01/24 - 06/01/50	5,177	5,352
5.00%, 03/01/26 - 10/01/49	1,102	1,176
2.50%, 08/01/27 - 09/01/51	11,434	11,082
6.50%, 07/01/28 - 03/01/39	94	108
5.50%, 11/01/28 - 02/01/40	411	448
2.00%, 01/01/29 - 11/01/51	12,792	11,977
6.00%, 02/01/29 - 05/01/40	277	306
1.50%, 02/01/36 - 11/01/51	3,442	3,171
2.00%, 09/01/50 - 03/01/52 (c)	3,470	3,229
Federal National Mortgage Association, Inc.
4.50%, 02/01/23 - 06/01/49	3,339	3,512
5.00%, 09/01/23 - 06/01/49	1,488	1,584
4.00%, 03/01/24 - 10/01/49	10,203	10,520
6.00%, 05/01/24 - 09/01/39	567	624
3.50%, 09/01/25 - 08/01/51	15,766	15,998
3.00%, 11/01/26 - 09/01/50	21,859	21,710
2.50%, 03/01/27 - 07/01/51	14,427	14,018
2.00%, 09/01/28 - 09/01/51	10,823	10,176
5.50%, 01/01/32 - 02/01/42	865	934
6.50%, 07/01/32 - 12/01/38	180	202
1.50%, 11/01/35 - 06/01/51	6,629	6,045
7.00%, 12/01/35 - 02/01/38	13	15
TBA, 1.50%, 04/15/37 - 04/15/52 (c)	11,950	11,040
2.00%, 04/15/37 - 05/15/52 (c)	70,643	66,091
TBA, 2.50%, 05/01/51 - 05/15/52 (c)	40,696	38,833
TBA, 3.00%, 05/15/52 (c)	2,825	2,757
Government National Mortgage Association
4.00%, 12/15/24 - 10/20/49	5,069	5,241
4.50%, 04/20/26 - 06/20/49	2,676	2,834
3.50%, 05/15/26 - 07/20/50	10,371	10,573
3.00%, 01/20/27 - 09/20/50	11,445	11,443
2.50%, 08/20/27 - 09/20/51	4,353	4,242
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	94	103
5.00%, 03/15/33 - 06/20/49	1,111	1,185
5.50%, 08/15/33 - 04/20/43	177	192
6.50%, 07/15/38	6	7
2.00%, 11/20/50 - 05/15/52 (c)	15,346	14,595
2.00%, 12/20/50 - 01/20/52	3,818	3,642
TBA, 2.50%, 04/15/52 - 05/15/52 (c)	15,175	14,716
TBA, 3.00%, 04/15/52 (c)	2,600	2,570
		333,514
U.S. Treasury Bond 7.9%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,173
5.25%, 11/15/28	182	213
4.75%, 02/15/37 - 02/15/41	1,932	2,553
3.50%, 02/15/39	1,080	1,236
1.13%, 05/15/40 - 08/15/40	4,335	3,405
4.38%, 05/15/40	1,488	1,891
3.88%, 08/15/40	1,243	1,483
1.38%, 11/15/40 - 08/15/50	6,811	5,307
1.88%, 02/15/41 - 11/15/51	5,480	4,814
2.25%, 05/15/41 - 08/15/49	7,490	7,041
1.75%, 08/15/41	1,995	1,728
3.13%, 11/15/41 - 05/15/48	4,302	4,706
2.38%, 02/15/42 - 05/15/51	4,965	4,849
2.75%, 08/15/42 - 11/15/47	6,334	6,514
2.88%, 05/15/43 - 11/15/46	3,997	4,162
3.63%, 08/15/43 - 02/15/44	4,851	5,628
3.75%, 11/15/43	1,825	2,156
3.38%, 05/15/44 - 11/15/48	3,002	3,453
3.00%, 11/15/44 - 02/15/49	15,026	16,222
2.50%, 02/15/45 - 05/15/46	5,175	5,059
2.00%, 02/15/50 - 08/15/51	5,304	4,774
1.25%, 05/15/50	4,247	3,170
1.63%, 11/15/50	3,940	3,232
		94,769
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
0.50%, 04/14/25 (d)	400	377
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (d)	225	185
Federal Home Loan Bank of Atlanta
2.13%, 02/28/24 (d)	500	498
Federal Home Loan Mortgage Corporation
0.38%, 04/20/23 - 05/05/23 (d)	1,250	1,231
2.75%, 06/19/23 (d)	500	505
0.25%, 08/24/23 - 12/04/23 (d)	2,700	2,623
0.80%, 10/27/26 (d)	200	184
6.75%, 09/15/29 - 03/15/31 (d)	180	238
6.25%, 07/15/32 (a) (d)	205	272
Federal National Mortgage Association, Inc.
0.25%, 05/22/23 - 07/10/23 (d)	1,000	980
2.88%, 09/12/23 (d)	400	404
2.63%, 09/06/24 (d)	900	904
1.63%, 10/15/24 (d)	500	490
0.63%, 04/22/25 (d)	1,000	943
0.50%, 06/17/25 (d)	1,000	936
0.88%, 12/18/26 (d)	225	207
7.25%, 05/15/30 (d)	540	722
6.63%, 11/15/30 (d)	631	826
FHLBanks Office of Finance
2.50%, 02/13/24 (d)	1,000	1,004
2.88%, 09/13/24 (d)	1,200	1,212
3.25%, 11/16/28 (d)	750	784
5.50%, 07/15/36 (d)	700	914
		16,439
Sovereign 1.3%
Canada, Government of
1.63%, 01/22/25	200	195
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	519
6.55%, 03/14/37	250	315
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	201
4.13%, 11/20/45	200	217
5.10%, 06/18/50	100	118

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.98%, 04/20/55	100	117
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	399
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	230	236
3.75%, 01/11/28	400	407
8.30%, 08/15/31	300	412
4.75%, 04/27/32 - 03/08/44	856	868
4.28%, 08/14/41	500	470
5.55%, 01/21/45	500	546
4.60%, 01/23/46	250	240
5.75%, 10/12/10	100	102
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	106
7.13%, 02/09/24	250	273
2.88%, 10/16/24	300	302
Government of the Republic of Panama
4.00%, 09/22/24	400	410
6.70%, 01/26/36	400	492
4.50%, 04/16/50	600	592
Israel, Government of
5.50%, 04/26/24	142	151
Japan Bank For International Cooperation
0.50%, 04/15/24	500	480
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	262
7.63%, 03/29/41	250	363
Manitoba, Province of
3.05%, 05/14/24	350	353
Ministry of Defence State of Israel
2.75%, 07/03/30	400	397
3.38%, 01/15/50	200	189
4.50%, 04/03/20	300	321
Ontario, Government of
3.40%, 10/17/23	135	137
3.20%, 05/16/24	300	304
0.63%, 01/21/26	300	278
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	795
5.38%, 06/15/33	200	226
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	255
5.38%, 04/01/56 (d)	300	436
The Philippines, Government of
4.20%, 01/21/24 (a)	250	257
9.50%, 02/02/30	400	566
1.65%, 06/10/31	300	267
6.38%, 01/15/32 (a)	500	612
3.70%, 03/01/41	600	582
The Province of Alberta, Government of
3.30%, 03/15/28	200	205
The Province of British Columbia, Government of
6.50%, 01/15/26	70	79
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	590
5.35%, 02/11/49	200	231
The Republic of Korea, Government of
5.63%, 11/03/25	250	273
		16,146
Commercial Mortgage-Backed Securities 1.2%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	506
Federal Home Loan Mortgage Corporation
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	554
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	502
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,008
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,011
Series A2-K047, REMIC, 3.33%, 05/25/25	500	508
Series A2-K062, REMIC, 3.41%, 12/25/26	500	513
Series A2-K082, REMIC, 3.92%, 09/25/28 (e)	1,000	1,063
Series A2-K087, REMIC, 3.77%, 12/25/28	500	527
Series A2-K092, REMIC, 3.30%, 04/25/29	400	412
Series A1-K099, REMIC, 2.26%, 06/25/29	380	370
Series A1-K106, REMIC, 1.78%, 10/25/29	489	464
Series A2-K103, REMIC, 2.65%, 11/25/29	600	594
Series A2-K117, REMIC, 1.41%, 08/25/30	500	449
Series A2-K126, REMIC, 2.07%, 01/25/31	400	377
Series AM-K138, REMIC, 1.89%, 01/25/32	300	273
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	633
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	662
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,241	1,236
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (e)	446	449
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (e)	496	514
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	308
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	490
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	282
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	310
		14,015
Municipal 0.9%
Atlanta, City of
2.26%, 11/01/35	400	358
California, State of
3.50%, 04/01/28	80	82
7.55%, 04/01/39	300	445
7.30%, 10/01/39	150	211
Chicago Transit Authority
6.90%, 12/01/40	200	257
Connecticut, State of
5.85%, 03/15/32	125	148
Cook, County of
6.23%, 11/15/34	100	125
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	259
Dallas County Hospital District
5.62%, 08/15/44	300	381
Dallas Independent School District
6.45%, 02/15/35	300	320
District of Columbia, Government of
5.59%, 12/01/34	220	260
Illinois, State of
5.10%, 06/01/33	300	319
7.35%, 07/01/35	400	465
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	307
Los Angeles Unified School District
5.76%, 07/01/29	200	227
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	333
Metropolitan Transportation Commission
6.26%, 04/01/49	200	284
Municipal Electric Authority of Georgia
7.06%, 04/01/57	195	256
New Jersey Economic Development Authority
7.43%, 02/15/29	200	235
New Jersey Turnpike Authority
7.10%, 01/01/41	250	355
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	316
New York City Transitional Finance Authority
5.77%, 08/01/36	260	302
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	382
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	238
San Diego County Water Authority
6.14%, 05/01/49	260	352
State Public School Building Authority
5.00%, 09/15/27	300	326
Texas A&M University
3.66%, 07/01/47	100	106
Texas Department of Transportation
5.18%, 04/01/30	400	446

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Texas, State of
5.52%, 04/01/39	200	253
The Ohio State University
4.91%, 06/01/40	200	233
3.80%, 12/01/46	500	499
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	239
4.46%, 10/01/62	300	333
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	241
Wisconsin, State of
5.70%, 05/01/26	385	413
		10,306
Total Government And Agency Obligations (cost $900,353)		856,553
CORPORATE BONDS AND NOTES 26.6%
Financials 8.8%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	292
Ally Financial Inc.
3.88%, 05/21/24	300	304
5.80%, 05/01/25	250	265
American Express Company
3.00%, 10/30/24	400	402
3.30%, 05/03/27 (f)	300	301
4.05%, 12/03/42	400	421
American International Group, Inc.
2.50%, 06/30/25	350	343
4.20%, 04/01/28	130	135
4.25%, 03/15/29	300	315
3.40%, 06/30/30	350	349
4.75%, 04/01/48	60	69
4.38%, 06/30/50	350	389
Aon Corporation
3.75%, 05/02/29	300	307
2.80%, 05/15/30	350	333
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	167
Ares Capital Corporation
4.25%, 03/01/25	300	300
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	41
Asian Development Bank
0.25%, 07/14/23	300	293
1.63%, 03/15/24	300	296
1.50%, 10/18/24 - 01/20/27	1,150	1,105
2.13%, 03/19/25	200	198
0.63%, 04/29/25	240	226
1.00%, 04/14/26	300	281
2.38%, 08/10/27	300	297
2.75%, 01/19/28	400	404
6.38%, 10/01/28	210	253
1.88%, 01/24/30	200	192
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	327
Athene Holding Ltd
3.95%, 05/25/51 (g)	300	275
AXA
8.60%, 12/15/30	100	132
Banco Santander, S.A.
2.75%, 05/28/25 (h)	400	388
3.80%, 02/23/28 (h)	400	394
Bank of America Corporation
4.00%, 04/01/24 - 01/22/25	450	460
3.86%, 07/23/24	140	142
4.20%, 08/26/24	750	767
3.46%, 03/15/25	400	402
2.46%, 10/22/25	400	393
1.32%, 06/19/26	165	155
1.20%, 10/24/26	300	278
3.59%, 07/21/28	750	751
3.97%, 03/05/29	150	152
4.27%, 07/23/29	170	175
3.19%, 07/23/30	300	290
2.88%, 10/22/30	400	379
2.50%, 02/13/31	185	170
2.59%, 04/29/31	250	231
1.90%, 07/23/31	150	131
1.92%, 10/24/31	300	261
2.69%, 04/22/32	255	234
2.30%, 07/21/32	200	178
2.57%, 10/20/32	300	273
2.97%, 02/04/33 - 07/21/52	500	454
3.85%, 03/08/37	200	192
4.24%, 04/24/38	120	124
2.68%, 06/19/41	165	140
3.31%, 04/22/42	195	180
4.44%, 01/20/48	120	130
3.95%, 01/23/49	75	76
4.33%, 03/15/50	300	321
2.83%, 10/24/51	200	170
3.48%, 03/13/52	55	52
Bank of Montreal
0.45%, 12/08/23	500	482
1.50%, 01/10/25 (h)	300	288
0.95%, 01/22/27	600	551
3.80%, 12/15/32 (h)	300	296
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	290
Barclays PLC
3.65%, 03/16/25 (h)	400	401
5.25%, 08/17/45	250	278
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	212
4.20%, 08/15/48	135	145
2.85%, 10/15/50	200	173
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	222
BlackRock, Inc.
2.40%, 04/30/30	200	189
Blackstone Private Credit Fund
2.70%, 01/15/25 (a) (f)	400	383
BNP Paribas
4.25%, 10/15/24	250	256
BPCE
4.00%, 04/15/24	200	203
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	253
Brookfield Financial, Inc.
3.90%, 01/25/28	150	151
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (h)	200	195
0.95%, 10/23/25 (h)	300	276
Capital One Financial Corporation
4.20%, 10/29/25	500	512
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	392
Chubb INA Holdings Inc.
4.35%, 11/03/45	150	164
CI Financial Corp.
4.10%, 06/15/51	500	435
Cincinnati Financial Corporation
6.13%, 11/01/34	100	122
Citigroup Inc.
1.68%, 05/15/24	500	496
5.50%, 09/13/25	300	320
2.01%, 01/25/26	300	289
3.11%, 04/08/26	250	248
3.20%, 10/21/26	780	774
3.89%, 01/10/28	160	162
3.67%, 07/24/28	450	451
4.13%, 07/25/28	250	254
4.08%, 04/23/29	115	117
6.63%, 06/15/32	300	362
3.06%, 01/25/33	300	281
3.79%, 03/17/33	200	199
5.88%, 01/30/42	489	606
4.75%, 05/18/46	200	215

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.28%, 04/24/48	60	64
4.65%, 07/23/48	140	158
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	265
CME Group Inc.
3.00%, 03/15/25	200	201
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	508
5.25%, 08/04/45	250	284
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	253
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	259
Credit Suisse Holdings (USA), Inc.
0.52%, 08/09/23	400	389
2.95%, 04/09/25	250	247
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (h)	300	277
3.55%, 09/18/31 (h)	300	282
Discover Bank
4.25%, 03/13/26	200	206
2.70%, 02/06/30	250	229
Equitable Holdings, Inc.
4.35%, 04/20/28	85	88
5.00%, 04/20/48	100	108
ERP Operating Limited Partnership
2.50%, 02/15/30	200	189
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	293
0.50%, 05/19/25	500	468
European Investment Bank
1.38%, 05/15/23	250	248
2.25%, 06/24/24	550	548
1.88%, 02/10/25	600	589
1.63%, 03/14/25	210	205
0.38%, 12/15/25 (a)	225	207
0.38%, 03/26/26	300	275
Fifth Third Bancorp
8.25%, 03/01/38	300	440
FS KKR Capital Corp.
3.40%, 01/15/26	400	388
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	498
4.42%, 11/15/35	950	1,024
General Motors Financial Company, Inc.
4.15%, 06/19/23	500	508
4.00%, 01/15/25	200	203
2.90%, 02/26/25	200	196
HSBC Holdings PLC
4.25%, 03/14/24	150	152
0.73%, 08/17/24	400	387
3.80%, 03/11/25 (h)	400	402
2.21%, 08/17/29 (h)	400	360
3.97%, 05/22/30	300	301
7.63%, 05/17/32	650	828
4.76%, 03/29/33 (h)	200	203
6.10%, 01/14/42	300	378
ING Groep N.V.
3.55%, 04/09/24 (h)	300	302
4.25%, 03/28/33 (h)	200	203
Inter-American Development Bank
2.63%, 01/16/24	500	503
2.13%, 01/15/25	500	494
1.75%, 03/14/25	160	156
0.63%, 07/15/25	500	469
1.50%, 01/13/27	750	715
1.13%, 01/13/31	300	268
4.38%, 01/24/44	100	124
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	306
2.10%, 06/15/30	400	366
4.25%, 09/21/48	75	81
3.00%, 06/15/50 - 09/15/60	485	424
International Bank for Reconstruction and Development
0.13%, 04/20/23	1,050	1,030
2.25%, 03/28/24	300	299
1.63%, 01/15/25	250	244
0.63%, 04/22/25	430	406
0.38%, 07/28/25	300	279
2.50%, 07/29/25 - 03/29/32	1,640	1,634
0.50%, 10/28/25	500	464
1.38%, 04/20/28	300	280
1.25%, 02/10/31	195	176
International Finance Corporation
1.38%, 10/16/24	400	389
Japan Bank For International Cooperation
3.25%, 07/20/23	200	203
3.38%, 07/31/23	400	405
2.13%, 02/10/25	250	246
2.25%, 11/04/26	400	392
2.00%, 10/17/29	400	380
Jefferies Group LLC
4.15%, 01/23/30	150	153
John Deere Capital Corporation
0.45%, 06/07/24	200	191
2.05%, 01/09/25	300	295
0.70%, 01/15/26	300	277
2.45%, 01/09/30	500	479
1.45%, 01/15/31	200	176
JPMorgan Chase & Co.
3.38%, 05/01/23	750	758
3.63%, 05/13/24 (a)	250	255
1.51%, 06/01/24	400	395
3.80%, 07/23/24	130	131
3.13%, 01/23/25	305	306
0.56%, 02/16/25	200	191
2.30%, 10/15/25	235	230
2.08%, 04/22/26	250	241
8.00%, 04/29/27	200	241
3.54%, 05/01/28	300	301
2.18%, 06/01/28	500	469
3.51%, 01/23/29	200	199
4.01%, 04/23/29	150	153
4.20%, 07/23/29	640	661
2.74%, 10/15/30	220	208
2.52%, 04/22/31	405	375
2.96%, 05/13/31	350	328
1.76%, 11/19/31	85	73
2.58%, 04/22/32	200	183
2.96%, 01/25/33	300	283
5.60%, 07/15/41	800	971
3.96%, 11/15/48	200	206
3.90%, 01/23/49	105	106
3.11%, 04/22/51	370	331
3.33%, 04/22/52	195	181
KeyCorp
2.25%, 04/06/27	250	237
KfW
0.25%, 04/25/23	300	295
2.50%, 11/20/24	800	800
2.00%, 05/02/25 (a)	680	669
0.38%, 07/18/25	275	256
0.63%, 01/22/26	300	279
0.00%, 06/29/37 (i)	150	100
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	397
Lazard Group LLC
4.38%, 03/11/29	300	307
Lincoln National Corporation
4.00%, 09/01/23	500	508
Lloyds Banking Group PLC
3.90%, 03/12/24 (h)	300	305
3.87%, 07/09/25 (h)	250	252
4.34%, 01/09/48 (a)	500	490
LYB International Finance B.V.
5.25%, 07/15/43	300	332

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Markel Corporation
4.15%, 09/17/50	300	299
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	75
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	298
MetLife, Inc.
3.60%, 04/10/24	250	255
5.70%, 06/15/35	100	120
6.40%, 12/15/36	100	108
5.88%, 02/06/41	300	372
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	305
3.85%, 03/01/26	500	507
4.29%, 07/26/38	300	316
Mizuho Financial Group Inc
4.02%, 03/05/28	500	508
2.20%, 07/10/31	200	178
Moody's Corporation
2.00%, 08/19/31	400	356
Morgan Stanley
3.70%, 10/23/24	500	508
4.00%, 07/23/25	750	768
0.86%, 10/21/25	300	282
6.25%, 08/09/26	200	223
4.35%, 09/08/26	300	310
3.63%, 01/20/27	600	606
1.59%, 05/04/27	195	181
1.51%, 07/20/27	200	184
2.70%, 01/22/31	185	173
2.24%, 07/21/32	200	177
2.51%, 10/20/32	130	118
2.94%, 01/21/33	300	281
3.22%, 04/22/42	110	101
6.38%, 07/24/42	300	401
4.38%, 01/22/47	200	217
Nasdaq, Inc.
1.65%, 01/15/31 (j)	300	255
2.50%, 12/21/40 (j)	100	81
National Australia Bank Limited
2.50%, 07/12/26	500	489
Nomura Holdings, Inc.
2.65%, 01/16/25	200	195
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	393
Northern Trust Corporation
3.95%, 10/30/25	250	257
ORIX Corporation
3.70%, 07/18/27	200	201
Owl Rock Capital Corporation
3.40%, 07/15/26	400	376
PNC Bank, National Association
4.20%, 11/01/25	300	310
Prospect Capital Corporation
3.36%, 11/15/26	500	458
Prudential Financial, Inc.
5.20%, 03/15/44	250	249
4.60%, 05/15/44	150	161
3.91%, 12/07/47	313	314
4.35%, 02/25/50	300	324
3.70%, 03/13/51	300	293
Royal Bank of Canada
1.60%, 04/17/23 (h)	250	248
S&P Global Inc.
2.50%, 12/01/29	200	191
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	511
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	475
1.67%, 06/14/27 (h)	500	454
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	501
Signature Bank
4.00%, 10/15/30	300	297
State Street Corporation
3.10%, 05/15/23	500	504
3.03%, 11/01/34	230	220
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	502
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	150
3.54%, 01/17/28	200	199
3.04%, 07/16/29	300	288
Synchrony Financial
4.25%, 08/15/24	250	254
The Allstate Corporation
3.15%, 06/15/23	400	403
The Bank of Nova Scotia
1.63%, 05/01/23 (h)	250	248
1.30%, 09/15/26 (h)	200	184
The Charles Schwab Corporation
1.65%, 03/11/31	300	262
The Export-Import Bank of Korea
3.25%, 11/10/25	400	404
The Goldman Sachs Group, Inc.
1.76%, 01/24/25	300	292
3.75%, 05/22/25	1,000	1,015
4.25%, 10/21/25	500	512
3.85%, 01/26/27	110	111
1.54%, 09/10/27	150	137
1.95%, 10/21/27	170	158
2.64%, 02/24/28	300	287
3.81%, 04/23/29	150	151
2.60%, 02/07/30	500	464
2.62%, 04/22/32	205	186
2.38%, 07/21/32	200	178
2.65%, 10/21/32	160	145
3.10%, 02/24/33	300	283
6.75%, 10/01/37	350	440
4.41%, 04/23/39	90	95
6.25%, 02/01/41	250	321
3.21%, 04/22/42	125	112
4.75%, 10/21/45	230	257
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	93
The Korea Development Bank
3.38%, 09/16/25	500	507
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	494
3.15%, 05/19/27	400	401
3.45%, 04/23/29	200	204
2.55%, 01/22/30	400	382
The Progressive Corporation
4.35%, 04/25/44	200	213
4.13%, 04/15/47	50	53
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	300	303
4.27%, 03/22/25 (h)	400	404
The Toronto-Dominion Bank
0.45%, 09/11/23 (h)	400	389
0.75%, 09/11/25 (h)	400	369
3.20%, 03/10/32 (h)	200	197
The Travelers Companies, Inc.
6.38%, 03/15/33	200	254
4.00%, 05/30/47	100	103
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	557
1.65%, 01/10/31	100	88
Truist Bank
3.63%, 09/16/25	500	506
Truist Financial Corporation
2.50%, 08/01/24	325	323
U.S. Bancorp
3.15%, 04/27/27	500	503
1.38%, 07/22/30	100	87

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
U.S. Bank National Association
2.80%, 01/27/25	500	499
Unum Group
4.50%, 12/15/49	300	276
Wells Fargo & Company
3.00%, 02/19/25 - 04/22/26	1,240	1,229
2.16%, 02/11/26	160	155
4.10%, 06/03/26	200	205
3.00%, 10/23/26 (a)	500	493
3.58%, 05/22/28	250	250
4.15%, 01/24/29	130	135
2.57%, 02/11/31	360	335
3.07%, 04/30/41	600	541
5.61%, 01/15/44	350	419
4.90%, 11/17/45	250	275
4.75%, 12/07/46	200	219
Westpac Banking Corporation
2.85%, 05/13/26	90	89
2.70%, 08/19/26	250	246
3.40%, 01/25/28	200	201
4.11%, 07/24/34 (h)	500	493
3.02%, 11/18/36	85	75
4.42%, 07/24/39 (h)	50	51
Willis North America Inc.
3.88%, 09/15/49	300	274
		104,930
Health Care 2.7%
Abbott Laboratories
2.95%, 03/15/25	250	252
1.40%, 06/30/30 (a)	300	267
6.00%, 04/01/39	100	131
4.75%, 04/15/43	200	232
AbbVie Inc.
2.60%, 11/21/24	400	397
3.80%, 03/15/25	400	408
3.60%, 05/14/25	140	142
3.20%, 05/14/26 (a)	200	201
4.25%, 11/14/28	100	105
3.20%, 11/21/29	350	346
4.50%, 05/14/35	180	193
4.30%, 05/14/36	115	120
4.05%, 11/21/39	400	410
4.63%, 10/01/42	500	535
4.45%, 05/14/46	140	149
4.88%, 11/14/48	100	114
Aetna Inc.
3.50%, 11/15/24	200	202
6.63%, 06/15/36	150	190
4.13%, 11/15/42	200	197
Amgen Inc.
2.60%, 08/19/26 (a)	180	178
2.45%, 02/21/30	80	75
2.30%, 02/25/31 (a)	350	322
3.15%, 02/21/40	265	243
3.38%, 02/21/50	265	240
4.66%, 06/15/51	408	451
3.00%, 01/15/52	200	170
Anthem, Inc.
3.50%, 08/15/24	500	507
2.25%, 05/15/30	350	322
4.38%, 12/01/47	80	86
3.60%, 03/15/51	70	67
AstraZeneca PLC
3.38%, 11/16/25	115	117
1.38%, 08/06/30	80	70
6.45%, 09/15/37	250	333
4.38%, 11/16/45 - 08/17/48	130	146
Baxalta Incorporated
4.00%, 06/23/25	250	255
5.25%, 06/23/45	60	69
Baxter International Inc.
1.92%, 02/01/27 (a) (f)	145	136
2.54%, 02/01/32 (f)	100	91
Becton, Dickinson and Company
3.73%, 12/15/24	193	196
3.70%, 06/06/27	300	304
Biogen Inc.
4.05%, 09/15/25	440	452
Boston Scientific Corporation
1.90%, 06/01/25	400	384
Bristol-Myers Squibb Company
2.90%, 07/26/24	270	272
3.90%, 02/20/28	200	209
3.40%, 07/26/29	75	76
1.45%, 11/13/30	90	79
2.95%, 03/15/32	85	83
4.13%, 06/15/39	100	107
3.55%, 03/15/42	60	59
4.35%, 11/15/47	70	77
4.55%, 02/20/48	70	80
4.25%, 10/26/49	190	208
2.55%, 11/13/50	85	71
Cardinal Health, Inc.
3.75%, 09/15/25	100	101
3.41%, 06/15/27	200	201
Cigna Holding Company
3.75%, 07/15/23	61	62
3.50%, 06/15/24	300	303
4.38%, 10/15/28	210	221
4.80%, 08/15/38 - 07/15/46	820	903
3.88%, 10/15/47	60	58
4.90%, 12/15/48	160	180
Cottage Health
3.30%, 11/01/49	300	277
CVS Health Corporation
4.10%, 03/25/25	400	410
2.88%, 06/01/26	200	198
4.30%, 03/25/28	620	650
3.25%, 08/15/29	600	593
1.75%, 08/21/30	95	83
2.70%, 08/21/40	70	59
5.13%, 07/20/45	500	563
5.05%, 03/25/48	470	533
Eli Lilly and Company
3.38%, 03/15/29	500	514
2.25%, 05/15/50 (a)	500	407
2.50%, 09/15/60	300	243
Gilead Sciences, Inc.
3.65%, 03/01/26	750	763
2.95%, 03/01/27	550	545
1.20%, 10/01/27 (a)	210	190
1.65%, 10/01/30	400	352
2.60%, 10/01/40	100	84
4.15%, 03/01/47	150	154
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	135	137
3.88%, 05/15/28	120	125
GSK Consumer Health, Inc.
4.00%, 03/24/52 (f)	250	251
HCA Inc.
5.00%, 03/15/24	350	363
4.13%, 06/15/29	100	102
5.13%, 06/15/39	50	54
5.50%, 06/15/47	300	339
5.25%, 06/15/49	100	110
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	203
Humana Inc.
4.95%, 10/01/44	200	224
Johnson & Johnson
2.45%, 03/01/26	350	348
3.63%, 03/03/37	100	104
5.95%, 08/15/37	250	325
4.50%, 12/05/43	100	114
3.50%, 01/15/48	50	51
2.45%, 09/01/60 (a)	500	406
MedStar Health, Inc.
3.63%, 08/15/49	200	188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Medtronic, Inc.
3.50%, 03/15/25	147	150
4.38%, 03/15/35	200	222
4.63%, 03/15/45	284	329
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	160
4.20%, 07/01/55	250	271
Merck & Co., Inc.
2.15%, 12/10/31	120	111
3.90%, 03/07/39	50	53
2.35%, 06/24/40	55	47
3.60%, 09/15/42	200	201
3.70%, 02/10/45	250	255
4.00%, 03/07/49	80	86
2.45%, 06/24/50	70	58
2.90%, 12/10/61	160	137
Mylan Inc
4.20%, 11/29/23	400	407
Mylan N.V.
5.25%, 06/15/46	85	84
Northwell Health, Inc.
3.98%, 11/01/46	500	488
Novartis Capital Corporation
2.00%, 02/14/27 (a)	400	385
2.20%, 08/14/30	95	89
4.40%, 05/06/44	200	227
2.75%, 08/14/50	65	58
Pfizer Inc.
0.80%, 05/28/25	300	283
2.75%, 06/03/26	475	475
6.60%, 12/01/28 (k)	50	59
2.55%, 05/28/40	300	269
4.20%, 09/15/48	50	56
4.00%, 03/15/49	65	71
Providence St. Joseph Health
3.74%, 10/01/47	350	341
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	303
Stryker Corporation
3.50%, 03/15/26	250	253
4.10%, 04/01/43	200	202
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	324
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	245
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	258
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	205
3.88%, 12/15/28	200	210
2.30%, 05/15/31 (a)	80	75
5.80%, 03/15/36	150	186
3.50%, 08/15/39	500	497
3.05%, 05/15/41	80	75
4.75%, 07/15/45	110	128
4.20%, 01/15/47	150	163
4.25%, 06/15/48	80	88
4.45%, 12/15/48	60	68
3.25%, 05/15/51	105	99
Viatris, Inc.
2.70%, 06/22/30	90	79
3.85%, 06/22/40	80	69
4.00%, 06/22/50	110	93
Wyeth LLC
5.95%, 04/01/37	250	317
Zoetis Inc.
2.00%, 05/15/30	200	179
		32,705
Information Technology 2.3%
Adobe Inc.
2.30%, 02/01/30	200	189
Apple Inc.
2.40%, 05/03/23	650	655
0.75%, 05/11/23	300	296
3.45%, 05/06/24	400	409
1.80%, 09/11/24	135	133
1.13%, 05/11/25	250	239
0.70%, 02/08/26 (a)	255	237
2.45%, 08/04/26	320	316
3.35%, 02/09/27	400	408
3.20%, 05/11/27	150	152
3.00%, 11/13/27	620	624
2.20%, 09/11/29	300	286
1.65%, 05/11/30 - 02/08/31	445	402
2.38%, 02/08/41	90	78
4.65%, 02/23/46	300	355
4.25%, 02/09/47	60	67
3.75%, 09/12/47 - 11/13/47	160	168
2.95%, 09/11/49	300	276
2.65%, 05/11/50	250	218
2.55%, 08/20/60	155	127
2.80%, 02/08/61	240	207
Applied Materials, Inc.
3.90%, 10/01/25	350	360
Autodesk, Inc.
4.38%, 06/15/25	500	514
Broadcom Inc.
4.70%, 04/15/25	250	260
3.15%, 11/15/25	100	99
3.50%, 01/15/28	300	295
4.75%, 04/15/29	200	210
5.00%, 04/15/30	250	266
4.15%, 11/15/30	100	101
3.47%, 04/15/34 (f)	255	236
3.50%, 02/15/41 (f)	300	267
3.75%, 02/15/51 (a) (f)	300	266
Cisco Systems, Inc.
3.63%, 03/04/24	300	307
3.50%, 06/15/25 (a)	100	102
2.50%, 09/20/26	400	397
Citrix Systems, Inc.
1.25%, 03/01/26	400	388
Corning Incorporated
5.75%, 08/15/40	95	117
3.90%, 11/15/49	300	290
4.38%, 11/15/57	40	40
Dell International L.L.C.
5.85%, 07/15/25 (j)	250	267
6.02%, 06/15/26 (j)	425	461
6.20%, 07/15/30 (j)	250	287
8.10%, 07/15/36 (j)	79	104
8.35%, 07/15/46 (j)	30	44
3.45%, 12/15/51 (f)	60	49
DXC Technology Company
2.38%, 09/15/28	300	272
Fiserv, Inc.
2.75%, 07/01/24	190	189
3.50%, 07/01/29	190	187
4.40%, 07/01/49	100	103
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	256
4.90%, 10/15/25 (k)	180	189
6.35%, 10/15/45 (k)	90	105
Intel Corporation
2.88%, 05/11/24	100	101
3.70%, 07/29/25	500	512
3.15%, 05/11/27 (a)	150	151
1.60%, 08/12/28	300	274
2.45%, 11/15/29	250	238
2.80%, 08/12/41	300	267
4.25%, 12/15/42	200	215
4.10%, 05/11/47	150	158
3.73%, 12/08/47	120	120
3.25%, 11/15/49	80	74
International Business Machines Corporation
3.00%, 05/15/24	300	302
7.00%, 10/30/25	200	226
3.45%, 02/19/26	135	137
3.50%, 05/15/29	210	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
5.88%, 11/29/32	100	120
4.15%, 05/15/39	500	524
4.00%, 06/20/42	200	205
4.25%, 05/15/49	150	160
Keysight Technologies, Inc.
4.55%, 10/30/24	300	309
KLA Corporation
3.30%, 03/01/50	300	283
MasterCard Incorporated
3.85%, 03/26/50	300	318
Microsoft Corporation
3.13%, 11/03/25	680	690
3.30%, 02/06/27	450	461
2.53%, 06/01/50	377	328
2.92%, 03/17/52	210	197
3.95%, 08/08/56	524	580
2.68%, 06/01/60	179	155
3.04%, 03/17/62	220	207
Motorola Solutions, Inc.
4.60%, 05/23/29	300	313
NVIDIA Corporation
1.55%, 06/15/28	300	276
3.50%, 04/01/40	300	303
Oracle Corporation
3.63%, 07/15/23	400	405
2.65%, 07/15/26	500	480
3.25%, 11/15/27 (a)	210	204
2.88%, 03/25/31	230	210
3.90%, 05/15/35	350	328
3.80%, 11/15/37	200	181
3.60%, 04/01/40	400	347
4.50%, 07/08/44	200	190
4.13%, 05/15/45	200	180
4.38%, 05/15/55	310	283
4.10%, 03/25/61	235	203
Paypal Holdings, Inc.
1.65%, 06/01/25	600	577
2.85%, 10/01/29	100	98
3.25%, 06/01/50 (a)	200	184
Qualcomm Incorporated
3.45%, 05/20/25	150	152
3.25%, 05/20/27	300	304
4.65%, 05/20/35	60	67
4.80%, 05/20/45	90	105
Texas Instruments Incorporated
1.90%, 09/15/31	300	273
4.15%, 05/15/48	75	84
Visa Inc.
3.15%, 12/14/25	305	308
1.10%, 02/15/31	300	256
2.70%, 04/15/40	400	364
3.65%, 09/15/47	45	46
2.00%, 08/15/50 (a)	280	217
VMware, Inc.
4.50%, 05/15/25 (j)	250	258
4.70%, 05/15/30 (j)	250	264
		27,856
Communication Services 2.2%
Alphabet Inc.
0.45%, 08/15/25 (a)	250	233
2.00%, 08/15/26	300	292
1.10%, 08/15/30	280	244
1.90%, 08/15/40	75	61
2.25%, 08/15/60	225	176
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	125
4.38%, 07/16/42	200	209
AT&T Inc.
2.30%, 06/01/27	1,000	953
4.35%, 03/01/29 - 06/15/45	655	668
2.55%, 12/01/33	751	668
4.50%, 05/15/35 - 03/09/48	1,606	1,696
4.85%, 07/15/45	90	96
4.75%, 05/15/46	200	217
3.65%, 06/01/51 - 09/15/59	706	640
3.50%, 02/01/61	400	340
British Telecommunications Public Limited Company
9.63%, 12/15/30 (j) (k)	250	341
Charter Communications Operating, LLC
4.91%, 07/23/25	1,140	1,181
5.38%, 04/01/38	400	412
6.48%, 10/23/45	210	240
5.75%, 04/01/48	100	106
4.80%, 03/01/50	200	190
5.25%, 04/01/53	200	202
4.40%, 12/01/61	75	65
5.50%, 04/01/63	300	302
Comcast Corporation
3.70%, 04/15/24	285	291
3.38%, 08/15/25	290	294
4.15%, 10/15/28	650	683
6.50%, 11/15/35	100	129
6.95%, 08/15/37	250	339
3.90%, 03/01/38	70	72
4.00%, 08/15/47 - 03/01/48	410	421
4.70%, 10/15/48	365	414
2.45%, 08/15/52	750	596
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (j) (k)	300	403
Discovery Communications, LLC
3.95%, 03/20/28	105	105
5.20%, 09/20/47	75	78
Electronic Arts Inc.
2.95%, 02/15/51	300	251
Fox Corporation
5.48%, 01/25/39	65	74
5.58%, 01/25/49	80	94
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	108
5.00%, 05/13/45	300	315
NBCUniversal Media, LLC
6.40%, 04/30/40	250	333
Omnicom Group Inc.
2.60%, 08/01/31	375	347
Orange SA
5.38%, 01/13/42	100	116
5.50%, 02/06/44	300	360
RELX Capital Inc.
4.00%, 03/18/29	300	307
Rogers Communications Inc.
3.63%, 12/15/25	300	302
3.70%, 11/15/49	500	450
4.55%, 03/15/52 (f)	300	302
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	365
6.75%, 06/15/39	300	348
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	337
Telefonica Europe B.V.
8.25%, 09/15/30	500	653
The Walt Disney Company
1.75%, 08/30/24	150	147
2.00%, 09/01/29	625	578
6.20%, 12/15/34	50	63
2.75%, 09/01/49	225	192
3.80%, 05/13/60	650	653
T-Mobile US, Inc.
3.50%, 04/15/25	340	342
2.05%, 02/15/28	900	825
3.88%, 04/15/30	435	437
2.55%, 02/15/31	400	363
4.50%, 04/15/50	160	163
3.60%, 11/15/60 (f)	100	86
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	64
Verizon Communications Inc.
3.38%, 02/15/25	223	226
1.45%, 03/20/26	325	305

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.13%, 03/16/27	300	312
4.33%, 09/21/28	400	422
4.02%, 12/03/29	982	1,020
1.75%, 01/20/31	130	113
2.65%, 11/20/40	180	153
3.40%, 03/22/41	215	203
3.70%, 03/22/61	405	379
Viacom Inc.
7.88%, 07/30/30	125	158
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	231
7.88%, 02/15/30 (j)	200	254
5.00%, 05/30/38	60	65
5.25%, 05/30/48	175	197
4.25%, 09/17/50	75	75
5.13%, 06/19/59	110	123
		26,693
Utilities 2.1%
AEP Texas Inc.
3.45%, 01/15/50	10	9
Alabama Power Company
6.00%, 03/01/39	250	309
4.30%, 01/02/46	250	263
3.70%, 12/01/47	200	194
3.13%, 07/15/51 (a)	400	350
Ameren Illinois Company
3.25%, 03/01/25	250	251
American Water Capital Corp.
3.75%, 09/01/47	100	98
Appalachian Power Company
3.70%, 05/01/50	400	375
Arizona Public Service Company
4.50%, 04/01/42	100	103
Atmos Energy Corporation
1.50%, 01/15/31	300	259
4.13%, 10/15/44	300	306
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	275
3.50%, 08/15/46	160	154
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	200
6.13%, 04/01/36	400	492
3.80%, 07/15/48	100	99
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	191
CMS Energy Corporation
4.75%, 06/01/50	300	297
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	352
5.70%, 06/15/40	100	120
3.88%, 06/15/47	300	292
Dominion Energy, Inc.
2.85%, 08/15/26	350	343
3.38%, 04/01/30	250	246
DTE Electric Company
3.38%, 03/01/25	200	202
2.63%, 03/01/31	250	238
2.95%, 03/01/50 (a)	400	359
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	746
5.30%, 02/15/40	300	354
3.70%, 12/01/47	200	200
3.20%, 08/15/49	500	467
Duke Energy Florida, LLC
3.40%, 10/01/46	60	56
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	292
Duke Energy Progress, LLC
4.20%, 08/15/45	250	262
Eversource Energy
3.80%, 12/01/23	100	101
2.90%, 10/01/24	300	299
3.30%, 01/15/28	200	197
Exelon Corporation
3.95%, 06/15/25	150	153
4.95%, 06/15/35	250	268
Florida Power & Light Company
3.70%, 12/01/47	40	41
4.13%, 06/01/48	600	655
Iberdrola International B.V.
6.75%, 07/15/36	150	196
Kentucky Utilities Company
5.13%, 11/01/40	300	336
MidAmerican Energy Company
3.50%, 10/15/24	200	203
6.75%, 12/30/31	50	63
3.15%, 04/15/50	125	115
National Fuel Gas Company
3.95%, 09/15/27 (j)	301	300
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	402
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	367
NiSource Finance Corp.
3.49%, 05/15/27	200	199
NiSource Inc.
0.95%, 08/15/25 (a)	600	551
1.70%, 02/15/31	500	424
Northern States Power Company
4.13%, 05/15/44	500	531
NorthWestern Corporation
4.18%, 11/15/44	150	157
NSTAR Electric Company
3.20%, 05/15/27	200	200
Ohio Power Company
2.60%, 04/01/30	200	189
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	171
5.25%, 09/30/40	200	237
3.80%, 09/30/47	200	204
Pacific Gas And Electric Company
3.15%, 01/01/26	345	332
2.10%, 08/01/27	435	391
4.55%, 07/01/30	235	233
4.50%, 07/01/40	240	219
4.95%, 07/01/50	275	261
3.50%, 08/01/50	105	84
PacifiCorp
2.95%, 06/01/23	300	301
6.25%, 10/15/37	200	249
PECO Energy Company
4.15%, 10/01/44	250	264
2.85%, 09/15/51	500	435
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	257
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	205
3.00%, 10/01/49	250	220
Progress Energy, Inc.
7.75%, 03/01/31	300	385
Public Service Electric and Gas Company
3.00%, 05/15/27	200	199
5.50%, 03/01/40	200	242
2.05%, 08/01/50	300	222
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	172
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	243
3.25%, 09/15/49	170	154
San Diego Gas & Electric Company
2.50%, 05/15/26	250	245
1.70%, 10/01/30	200	176
Sempra Energy
4.00%, 02/01/48	50	49
Southern California Edison Company
6.00%, 01/15/34	75	87
5.63%, 02/01/36	195	219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
5.95%, 02/01/38	100	117
4.05%, 03/15/42	200	192
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	202
3.15%, 09/30/51	400	341
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	293
The Southern Company
3.70%, 04/30/30 (h)	250	251
4.40%, 07/01/46	400	410
Union Electric Company
3.65%, 04/15/45	350	335
Virginia Electric and Power Company
6.00%, 05/15/37	200	244
4.45%, 02/15/44	100	107
4.00%, 11/15/46	300	310
Washington Gas Light Company
3.80%, 09/15/46	200	197
Xcel Energy Inc.
0.50%, 10/15/23	400	387
2.60%, 12/01/29	300	283
		24,826
Energy 2.0%
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	398
4.49%, 05/01/30	500	534
BP Capital Markets America Inc.
3.63%, 04/06/30	750	762
2.94%, 06/04/51	85	73
BP Capital Markets P.L.C.
3.81%, 02/10/24	500	510
3.28%, 09/19/27	90	91
Burlington Resources Finance Co
7.20%, 08/15/31	100	130
Canadian Natural Resources Limited
5.85%, 02/01/35	150	168
6.25%, 03/15/38	150	179
Cenovus Energy Inc.
6.75%, 11/15/39	300	371
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	191
Chevron Corporation
3.19%, 06/24/23	500	505
2.95%, 05/16/26	110	111
2.24%, 05/11/30	180	170
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	36
2.34%, 08/12/50	40	33
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	117
Conoco Funding Company
7.25%, 10/15/31	75	99
ConocoPhillips
6.95%, 04/15/29	200	247
Devon Energy Corporation
5.85%, 12/15/25	57	62
Enable Midstream Partners, LP
3.90%, 05/15/24	200	201
4.95%, 05/15/28	300	311
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	266
Energy Transfer LP
4.75%, 01/15/26	350	364
4.95%, 06/15/28	650	682
3.75%, 05/15/30	250	246
7.50%, 07/01/38	200	247
6.50%, 02/01/42	150	173
6.00%, 06/15/48	50	56
6.25%, 04/15/49	90	103
5.00%, 05/15/50	200	203
Enterprise Products Operating LLC
3.70%, 02/15/26	350	355
2.80%, 01/31/30	250	240
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	125
4.45%, 02/15/43	150	151
4.95%, 10/15/54	300	328
3.95%, 01/31/60	100	93
EOG Resources, Inc.
3.15%, 04/01/25	200	201
Equinor ASA
3.70%, 03/01/24	200	204
3.13%, 04/06/30	300	299
3.95%, 05/15/43	300	310
Exxon Mobil Corporation
1.57%, 04/15/23	250	249
3.04%, 03/01/26 (a)	315	318
2.28%, 08/16/26 (a)	150	147
2.61%, 10/15/30	360	346
3.00%, 08/16/39 (a)	300	278
4.11%, 03/01/46	205	220
3.10%, 08/16/49	200	182
Halliburton Company
3.80%, 11/15/25	58	59
7.45%, 09/15/39	250	333
5.00%, 11/15/45	120	131
Hess Corporation
7.30%, 08/15/31	23	28
5.60%, 02/15/41	400	450
Husky Energy Inc.
4.40%, 04/15/29	200	207
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	303
5.00%, 03/01/43	300	309
5.40%, 09/01/44	250	271
Kinder Morgan, Inc.
5.30%, 12/01/34	350	383
3.60%, 02/15/51	300	265
Magellan Midstream Partners, L.P.
3.25%, 06/01/30 (a)	250	243
Marathon Petroleum Corporation
3.80%, 04/01/28	200	201
6.50%, 03/01/41	300	369
MPLX LP
4.88%, 06/01/25	250	259
4.50%, 04/15/38	105	107
5.50%, 02/15/49	80	89
4.90%, 04/15/58	110	111
ONEOK Partners, L.P.
6.65%, 10/01/36	150	173
ONEOK, Inc.
7.50%, 09/01/23	200	210
4.00%, 07/13/27	200	201
4.55%, 07/15/28	50	52
Ovintiv Canada ULC
7.20%, 11/01/31	130	157
Phillips 66
4.65%, 11/15/34	250	266
Phillips 66 Partners LP
4.90%, 10/01/46	150	165
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	177
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	314
5.00%, 03/15/27	100	106
4.20%, 03/15/28	300	308
4.50%, 05/15/30	250	262
Shell International Finance B.V.
2.00%, 11/07/24	300	296
3.25%, 05/11/25 - 04/06/50	480	468
2.38%, 11/07/29	300	284
2.75%, 04/06/30	250	243
4.13%, 05/11/35	200	211
6.38%, 12/15/38	200	265
4.00%, 05/10/46	155	162
3.13%, 11/07/49	200	183
Suncor Energy Inc.
4.00%, 11/15/47	340	340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	90	94
The Williams Companies, Inc.
3.50%, 11/15/30	250	247
Total Capital Canada Ltd.
2.75%, 07/15/23	300	301
Total Capital International
3.46%, 07/12/49	50	48
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	435
4.10%, 04/15/30	250	258
6.20%, 10/15/37	100	122
5.00%, 10/16/43	150	165
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	244
Williams Partners L.P.
4.00%, 09/15/25	350	356
3.75%, 06/15/27	300	304
6.30%, 04/15/40	200	242
		23,493
Industrials 1.8%
3M Company
2.00%, 02/14/25	345	338
2.38%, 08/26/29 (a)	690	656
Air Lease Corporation
0.70%, 02/15/24	400	381
3.25%, 03/01/25	300	295
2.20%, 01/15/27 (a)	200	185
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	295
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	128
5.75%, 05/01/40	400	499
Canadian National Railway Company
3.65%, 02/03/48	300	301
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	115
Carrier Global Corporation
2.72%, 02/15/30	125	117
3.58%, 04/05/50	505	464
Caterpillar Financial Services Corporation
2.15%, 11/08/24 (a)	300	297
Caterpillar Inc.
3.40%, 05/15/24	500	508
2.60%, 04/09/30	250	244
3.25%, 04/09/50	250	244
CSX Corporation
3.80%, 03/01/28	300	309
5.50%, 04/15/41	205	245
4.30%, 03/01/48	50	54
3.95%, 05/01/50	300	310
Cummins Inc.
1.50%, 09/01/30	300	260
2.60%, 09/01/50	200	161
Deere & Company
3.90%, 06/09/42	200	212
Dover Corporation
5.38%, 03/01/41	150	173
Eaton Corporation
4.15%, 11/02/42	100	103
Equifax Inc.
3.10%, 05/15/30	250	240
FedEx Corporation
3.25%, 04/01/26	300	304
4.25%, 05/15/30	300	315
3.88%, 08/01/42	200	192
4.55%, 04/01/46	300	316
5.25%, 05/15/50	100	116
General Electric Capital Corporation
6.88%, 01/10/39	300	397
Honeywell International Inc.
1.10%, 03/01/27 (j)	300	276
1.75%, 09/01/31	500	445
3.81%, 11/21/47	300	320
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	201
3.80%, 03/21/29	200	203
4.50%, 03/21/49	200	214
John Deere Capital Corporation
3.45%, 06/07/23 - 03/07/29	215	219
Kansas City Southern
3.50%, 05/01/50	300	280
Kennametal Inc.
4.63%, 06/15/28	100	104
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	254
2.90%, 12/15/29	300	288
5.05%, 04/27/45	250	284
Lockheed Martin Corporation
3.55%, 01/15/26	200	205
4.50%, 05/15/36	105	115
4.07%, 12/15/42	243	259
4.09%, 09/15/52	107	117
Norfolk Southern Corporation
3.85%, 01/15/24	200	203
2.30%, 05/15/31	300	279
4.84%, 10/01/41	224	253
2.90%, 08/25/51	500	432
Northrop Grumman Corporation
3.25%, 01/15/28	150	150
4.75%, 06/01/43	155	175
3.85%, 04/15/45	250	250
Otis Worldwide Corporation
3.11%, 02/15/40	300	267
Parker-Hannifin Corporation
4.00%, 06/14/49	40	40
Raytheon Technologies Corporation
4.80%, 12/15/43	25	28
Roper Technologies, Inc.
1.40%, 09/15/27	300	272
Snap-on Incorporated
3.25%, 03/01/27	500	505
Southwest Airlines Co.
5.25%, 05/04/25	300	315
5.13%, 06/15/27	200	214
2.63%, 02/10/30	600	548
The Boeing Company
4.88%, 05/01/25 (j)	315	325
2.70%, 02/01/27 (a)	125	120
5.04%, 05/01/27 (j)	100	105
2.95%, 02/01/30	125	116
5.15%, 05/01/30 (j)	285	304
5.88%, 02/15/40	25	28
5.71%, 05/01/40 (j)	800	898
3.90%, 05/01/49	40	36
3.95%, 08/01/59	125	108
Union Pacific Corporation
3.95%, 09/10/28	300	315
3.84%, 03/20/60	445	450
3.80%, 04/06/71	50	50
3.85%, 02/14/72	80	79
United Parcel Service, Inc.
6.20%, 01/15/38	350	457
3.75%, 11/15/47	70	74
United Technologies Corporation
3.13%, 05/04/27	400	400
4.13%, 11/16/28	595	623
4.50%, 06/01/42	300	331
4.05%, 05/04/47	200	207
4.63%, 11/16/48	90	101
W. W. Grainger, Inc.
4.60%, 06/15/45	200	221
Waste Management, Inc.
4.15%, 07/15/49	50	54
		21,891
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
5.80%, 02/14/39	110	119
4.50%, 05/02/43	200	184
5.95%, 02/14/49	400	434
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	524
4.90%, 02/01/46	300	333
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	304
3.50%, 06/01/30	110	112
5.45%, 01/23/39	500	584
4.44%, 10/06/48	662	696
5.80%, 01/23/59	295	371
4.60%, 06/01/60	155	164
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	295
B.A.T. International Finance P.L.C.
1.67%, 03/25/26 (a)	500	460
BAT Capital Corp.
3.22%, 09/06/26	250	242
2.73%, 03/25/31	300	265
4.39%, 08/15/37	150	139
4.54%, 08/15/47	150	134
3.98%, 09/25/50	200	163
Campbell Soup Company
4.15%, 03/15/28	300	307
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	200
3.95%, 08/01/47	200	206
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	191
Conagra Brands, Inc.
1.38%, 11/01/27	300	267
5.30%, 11/01/38	55	61
5.40%, 11/01/48	55	63
Constellation Brands, Inc.
3.15%, 08/01/29	400	386
Costco Wholesale Corporation
3.00%, 05/18/27	80	81
1.38%, 06/20/27	300	279
Diageo Capital PLC
2.63%, 04/29/23	300	301
Dollar General Corporation
3.25%, 04/15/23	250	252
General Mills, Inc.
3.65%, 02/15/24	303	307
4.20%, 04/17/28	105	110
Keurig Dr Pepper Inc.
4.06%, 05/25/23	101	103
4.60%, 05/25/28	300	317
Massachusetts Institute of Technology
5.60%, 07/01/11	300	421
4.68%, 07/01/14	250	291
McCormick & Company, Incorporated
0.90%, 02/15/26	405	371
1.85%, 02/15/31 (a)	300	261
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	226
Molson Coors Beverage Company
3.00%, 07/15/26	500	493
PepsiCo, Inc.
3.00%, 10/15/27	500	506
3.45%, 10/06/46	90	90
2.75%, 10/21/51	50	45
3.88%, 03/19/60	400	434
Philip Morris International Inc.
4.38%, 11/15/41	300	297
Reynolds American Inc.
4.85%, 09/15/23	150	154
5.70%, 08/15/35	100	105
Sysco Corporation
5.95%, 04/01/30 (j)	266	309
The Coca-Cola Company
1.75%, 09/06/24	250	247
1.00%, 03/15/28	300	269
2.13%, 09/06/29	250	236
1.38%, 03/15/31	300	260
2.25%, 01/05/32	350	326
2.88%, 05/05/41	300	277
3.00%, 03/05/51	300	277
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	30
3.13%, 12/01/49	225	211
The J. M. Smucker Company
3.50%, 03/15/25	300	304
3.38%, 12/15/27	250	250
The Kroger Co.
4.50%, 01/15/29	300	320
7.50%, 04/01/31	150	194
4.45%, 02/01/47	300	320
Tyson Foods, Inc.
5.15%, 08/15/44	200	227
Unilever Capital Corporation
1.38%, 09/14/30	500	432
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	203
4.10%, 04/15/50	400	389
Walmart Inc.
3.40%, 06/26/23	500	510
2.85%, 07/08/24	125	126
2.65%, 12/15/24	300	302
3.70%, 06/26/28	185	193
3.63%, 12/15/47	300	315
		19,364
Consumer Discretionary 1.5%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	360
Amazon.com, Inc.
3.15%, 08/22/27	740	750
1.65%, 05/12/28	400	372
1.50%, 06/03/30	130	116
3.88%, 08/22/37	170	179
2.88%, 05/12/41	300	277
2.50%, 06/03/50	200	168
4.25%, 08/22/57	320	362
2.70%, 06/03/60	55	46
3.25%, 05/12/61	240	225
American Honda Finance Corporation
0.88%, 07/07/23	400	393
3.45%, 07/14/23	200	202
1.20%, 07/08/25	400	377
1.00%, 09/10/25	300	280
AutoNation, Inc.
4.75%, 06/01/30 (j)	350	364
AutoZone, Inc.
3.25%, 04/15/25	350	349
3.75%, 06/01/27	200	205
California Institute of Technology
4.32%, 08/01/45	40	45
Discovery Communications, LLC
3.63%, 05/15/30 (a)	400	389
4.00%, 09/15/55	319	277
Dollar Tree, Inc.
4.20%, 05/15/28	90	93
eBay Inc.
1.40%, 05/10/26 (a)	300	279
3.65%, 05/10/51	15	14
General Motors Company
5.00%, 04/01/35	200	203
5.15%, 04/01/38	70	71
5.40%, 04/01/48	190	200
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	183
2.40%, 04/10/28	300	272
2.35%, 01/08/31	400	345
2.70%, 06/10/31	400	352
Hasbro, Inc.
6.35%, 03/15/40	300	359
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	208

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	621
3.65%, 04/05/29	75	76
2.80%, 09/15/41	300	257
3.00%, 10/15/50	300	255
Magallanes, Inc.
3.76%, 03/15/27 (f)	300	300
5.39%, 03/15/62 (f)	300	310
Marriott International, Inc.
3.13%, 06/15/26	500	495
McDonald's Corporation
3.70%, 01/30/26	175	179
6.30%, 03/01/38	200	256
4.88%, 12/09/45	165	185
3.63%, 09/01/49	200	191
NIKE, Inc.
2.25%, 05/01/23	200	200
2.85%, 03/27/30	400	395
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	257
PVH Corp.
4.63%, 07/10/25 (j)	400	408
Sands China Ltd.
5.13%, 08/08/25 (j) (k)	400	396
Starbucks Corporation
4.00%, 11/15/28	200	207
2.55%, 11/15/30	500	465
4.50%, 11/15/48	200	214
4.45%, 08/15/49	50	54
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	21
The Home Depot, Inc.
3.00%, 04/01/26	500	504
1.38%, 03/15/31 (a)	300	259
5.88%, 12/16/36 (a)	600	759
3.13%, 12/15/49 (a)	200	185
3.50%, 09/15/56	200	195
Toyota Motor Corporation
3.42%, 07/20/23	200	203
3.67%, 07/20/28	200	205
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	167
1.80%, 02/13/25	400	388
2.15%, 02/13/30	500	463
University of Notre Dame du Lac
3.44%, 02/15/45	250	244
University of Southern California
3.03%, 10/01/39	450	419
5.25%, 10/01/11	20	25
		18,073
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	201
4.50%, 07/30/29	250	266
4.85%, 04/15/49	300	340
American Tower Corporation
2.40%, 03/15/25	200	195
1.60%, 04/15/26	500	464
1.50%, 01/31/28	500	442
3.80%, 08/15/29	90	90
2.70%, 04/15/31	375	340
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	329
Boston Properties Limited Partnership
3.80%, 02/01/24	250	253
3.20%, 01/15/25	200	200
2.90%, 03/15/30	200	189
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	200	201
Corporate Office Properties Trust
2.00%, 01/15/29	750	667
Crown Castle International Corp.
3.20%, 09/01/24	330	330
3.70%, 06/15/26	140	141
3.65%, 09/01/27	80	80
3.25%, 01/15/51	50	42
Equinix, Inc.
1.45%, 05/15/26 (a)	300	276
3.40%, 02/15/52	300	262
Essex Portfolio, L.P.
3.88%, 05/01/24	200	202
Federal Realty Investment Trust
4.50%, 12/01/44	100	102
GLP Financing, LLC
5.38%, 04/15/26	150	157
5.75%, 06/01/28	300	323
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	264
Kimco Realty Corporation
2.70%, 10/01/30	200	187
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	203
1.10%, 09/15/26	350	319
1.70%, 02/15/31 (a)	300	260
National Retail Properties, Inc.
3.10%, 04/15/50	200	167
Office Properties Income Trust
2.65%, 06/15/26	400	368
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	255
ProLogis, L.P.
2.13%, 04/15/27	100	95
2.25%, 04/15/30	175	163
3.00%, 04/15/50	35	31
Public Storage, Inc.
1.85%, 05/01/28	300	277
Realty Income Corporation
4.13%, 10/15/26	250	258
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	431
Simon Property Group, L.P.
3.30%, 01/15/26	500	503
2.65%, 07/15/30	200	188
4.25%, 11/30/46	200	209
3.25%, 09/13/49	65	58
3.80%, 07/15/50	200	196
Store Capital Corporation
4.50%, 03/15/28	200	207
Tanger Properties Limited Partnership
2.75%, 09/01/31	400	349
UDR, Inc.
2.10%, 08/01/32	200	173
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	250
3.00%, 01/15/30	200	191
Welltower Inc.
4.95%, 09/01/48	150	169
Weyerhaeuser Company
7.38%, 03/15/32	57	73
		11,936
Materials 0.6%
Albemarle Corporation
5.45%, 12/01/44	150	168
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	214
2.30%, 07/15/30	300	279
5.32%, 11/15/38	90	104
5.42%, 11/15/48	115	139
Eastman Chemical Company
3.80%, 03/15/25	189	191
Ecolab Inc.
1.30%, 01/30/31	300	259
2.13%, 08/15/50 (a)	200	153
2.75%, 08/18/55	75	63
FMC Corporation
4.50%, 10/01/49	300	311
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
LYB International Finance III, LLC
3.80%, 10/01/60	200	176
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	302
MOS Holdings Inc.
4.88%, 11/15/41	20	21
NewMarket Corporation
2.70%, 03/18/31	400	367
Newmont Corporation
5.88%, 04/01/35	200	236
Nucor Corporation
2.70%, 06/01/30	300	284
2.98%, 12/15/55	200	165
Nutrien Ltd.
2.95%, 05/13/30	300	289
3.95%, 05/13/50	300	302
PPG Industries, Inc.
2.80%, 08/15/29	200	192
2.55%, 06/15/30	300	280
Praxair, Inc.
2.65%, 02/05/25	400	397
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	306
Southern Copper Corporation
7.50%, 07/27/35	150	193
Steel Dynamics, Inc.
3.25%, 10/15/50 (a)	115	99
The Dow Chemical Company
5.25%, 11/15/41	200	227
4.63%, 10/01/44	250	264
The Sherwin-Williams Company
3.45%, 06/01/27	700	702
4.50%, 06/01/47	70	74
Vale Overseas Ltd
3.75%, 07/08/30	100	96
6.88%, 11/21/36	400	484
Westlake Corporation
3.38%, 08/15/61	200	162
		7,836
Total Corporate Bonds And Notes (cost $345,184)		319,603
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
American Express Credit Account Master Trust
Series 2021-A-1, 0.90%, 11/15/24	300	286
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	200	199
Bank 2019-BNK23
Series 2019-A3-BNK23, REMIC, 2.92%, 11/16/29	500	485
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (e)	400	381
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (e)	400	389
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,225
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	274
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	201
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (e)	300	299
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,257
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	502
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	686	684
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	295
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (e)	500	472
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	478
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	506
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	400
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	492
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	992
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	195
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	97
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	291
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	197
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	982	982
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	505
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A3-B, 0.40%, 01/15/24	400	389
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	503
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	493
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	312
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	194
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	979
Toyota Auto Receivables 2021-A Owner Trust
Series 2021-A3-A, 0.26%, 03/15/24	150	147
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	127	125
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	157	156
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	300	296
Wells Fargo Commercial Mortgage Trust
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,044
WFRBS Commercial Mortgage Trust
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	501
World Omni Auto Receivables Trust 2020-B
Series 2020-A4-B, 0.82%, 04/15/24	200	194
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	235
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,764)		17,652
SHORT TERM INVESTMENTS 14.0%
Investment Companies 13.6%
JNL Government Money Market Fund, 0.01% (g) (l)	163,457	163,457
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.23% (g) (l)	4,176	4,176
Total Short Term Investments (cost $167,633)		167,633
Total Investments 113.6% (cost $1,431,934)		1,361,441
Total Forward Sales Commitments (0.2)% (proceeds $2,722)		(2,711)
Other Assets and Liabilities, Net (13.4)%		(160,308)
Total Net Assets 100.0%		1,198,422
(a) All or a portion of the security was on loan as of March 31, 2022.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $157,558.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $2,978 and 0.2% of the Fund.

(g) Investment in affiliate.

(h) Convertible security.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 05/15/31 (a)	(150)	(150)
TBA, 3.00%, 04/15/37 (a)	(100)	(101)
TBA, 4.00%, 04/15/37 (a)	(75)	(77)
TBA, 2.50%, 05/15/37 (a)	(250)	(246)
TBA, 3.50%, 05/15/47 (a)	(400)	(399)
TBA, 4.00%, 05/15/48 (a)	(300)	(305)
TBA, 4.50%, 04/15/52 (a)	(200)	(208)
Government National Mortgage Association
TBA, 3.50%, 05/15/51 (a)	(250)	(251)
TBA, 4.50%, 05/15/51 (a)	(400)	(412)
TBA, 4.00%, 04/15/52 (a)	(450)	(459)
TBA, 4.50%, 04/15/52 (a)	(100)	(103)
Total Government And Agency Obligations (proceeds $2,722)		(2,711)
Total Forward Sales Commitments (0.2%) (proceeds $2,722)		(2,711)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2022, the total proceeds for investments sold on a delayed delivery basis was $2,722.

JNL Bond Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd, 3.95%, 05/25/51	329	—	—	3	—	(54)	275	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	856,553	—	856,553
Corporate Bonds And Notes	—	319,603	—	319,603
Non-U.S. Government Agency Asset-Backed Securities	—	17,652	—	17,652
Short Term Investments	167,633	—	—	167,633
	167,633	1,193,808	—	1,361,441
Liabilities - Securities
Government And Agency Obligations	—	(2,711)	—	(2,711)
	—	(2,711)	—	(2,711)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.2%
China 27.4%
360 Security Technology Inc. - Class A (a)	66	103
51job Inc. - ADR (a)	4	209
AAC Technologies Holdings Inc. (b)	99	238
Aecc Aviation Power Co., Ltd. - Class A (a)	29	201
Agricultural Bank of China Limited - Class A (a)	1,653	801
Agricultural Bank of China Limited - Class H	3,913	1,497
Alibaba Group Holding Limited (a) (c)	1,940	26,301
Alibaba Health Information Technology Limited (a) (b)	570	361
Aluminum Corporation of China Limited - Class A (a)	143	129
Aluminum Corporation of China Limited - Class H	510	295
Angel Yeast Co., Ltd. - Class A (a)	9	56
Angelalign Technology Inc. (a) (b) (c)	3	51
Anhui Conch Cement Company Limited - Class A (a)	39	244
Anhui Conch Cement Company Limited - Class H (b)	161	826
Anhui Gujing Distillery Co., Ltd. - Class A (a)	4	110
Anhui Gujing Distillery Co., Ltd. - Class B	14	175
Anhui Kouzi Wine Industry Co., Ltd. - Class A (a)	7	57
Anhui Yingjia Distillery Co.,Ltd. - Class A (a)	6	48
ANTA Sports Products Limited	147	1,830
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A (a)	13	526
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A (a)	3	144
Autobio Diagnostics Co., Ltd. - Class A (a)	5	35
Autohome Inc. (c)	23	175
Avary Holding (Shenzhen) Co., Limited - Class A (a)	20	91
AVIC Capital - Class A (a)	97	63
Avic Electromechanical Systems Co., Ltd. - Class A (a)	42	72
AviChina Industry & Technology Co. Ltd. - Class H	349	193
Baidu, Inc. - Class A (a) (c)	299	5,200
Bank of Beijing Co., Ltd. - Class A (a)	210	151
Bank of Changsha Co., Ltd. - Class A (a)	34	41
Bank of Chengdu Co., Ltd. - Class A (a)	40	95
Bank of China Limited - Class A (a)	762	392
Bank of China Limited - Class H	10,180	4,079
Bank of Communications Co., Ltd. - Class A (a)	410	329
Bank of Communications Co., Ltd. - Class H	2,819	2,018
Bank of Jiangsu Co.,Ltd. - Class A (a)	153	170
Bank of Nanjing Co., Ltd. - Class A (a)	108	182
Bank of Ningbo Co., Ltd. - Class A (a)	65	378
Bank of Shanghai Co., Ltd. - Class A (a)	147	154
Baoshan Iron & Steel Co., Ltd. - Class A (a)	231	245
BBMG Corporation - Class A (a)	167	80
BeiGene, Ltd. (a) (b) (c)	91	1,322
Beijing Dabeinong Technology Group Co., Ltd. - Class A (a)	46	63
Beijing Enterprises Holdings Ltd.	77	243
Beijing Enterprises Water Group Limited	648	198
Beijing Huaer Company Limited - Class A (a)	48	54
Beijing Kingsoft Office Software Co.,Ltd - Class A (a)	5	136
Beijing New Building Material (Group) Co., Ltd. - Class A (a)	18	86
Beijing Roborock Technology Co., Ltd. - Class A (a)	1	60
Beijing Shiji Information Technology Co., Ltd. - Class A (a)	17	54
Beijing Shunxin Agriculture Co., Ltd. - Class A (a)	8	28
Beijing Tiantan Biological Products Corporation Limited - Class A (a)	13	50
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (a)	5	197
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	21
Bicycle Club Joint Venture, L.P. - Class A (a)	35	125
Bilibili Inc (a)	30	802
Blue Moon Group Holdings Limited (b) (c)	209	149
Bluestar Adisseo Co., Ltd - Class A (a)	24	38
BOC Hong Kong Holdings Ltd.	480	1,812
BOC International (China) Co.,Ltd. - Class A (a)	25	53
BOE Technology Group Co., Ltd. - Class A (a)	391	265
BOE Technology Group Co., Ltd. - Class B	113	51
Brilliance China Automotive Holdings Ltd. (d)	456	—
BYD Company Limited - Class A (a)	20	699
BYD Company Limited - Class H	105	2,934
BYD Electronic (International) Company Limited (b)	87	173
Caitong Securities Co., Ltd. - Class A (a)	38	51
Cansino Biologics Inc. - Class A (a)	1	25
Cansino Biologics Inc. - Class H (b) (c)	10	153
CGN Power Co., Ltd. - Class A	122	52
Chacha Food Company, Limited - Class A (a)	5	46
Changchun High And New Technology Industry (Group) Inc. - Class A (a)	4	113
Changjiang Securities Co., Ltd. - Class A (a)	59	58
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A (a)	3	59
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	18	52
China Baoan Group Co., Ltd. - Class A (a)	32	55
China CITIC Bank Corporation Limited - Class H	1,186	600
China Coal Energy Company Limited - Class A (a)	84	107
China Coal Energy Company Limited - Class H	212	159
China Conch Environment Protection Holdings Ltd (a)	215	268
China Conch Venture Holdings Limited	215	625
China Construction Bank Corporation - Class A (a)	68	67
China Construction Bank Corporation - Class H	13,635	10,196
China CSSC Holdings Limited - Class A (a)	41	111
China Eastern Airlines Corporation Limited - Class A (a)	150	110
China Eastern Airlines Corporation Limited - Class H (a) (b)	230	77
China Everbright Bank Company Limited - Class A (a)	409	213
China Everbright Bank Company Limited - Class H	466	176
China Evergrande Group (a) (d)	567	167
China Feihe Limited (c)	396	391
China Galaxy Securities Co., Ltd. - Class A (a)	58	90
China Galaxy Securities Co., Ltd. - Class H	399	223
China General Nuclear Power Corporation - Class H (c)	1,495	390
China Hongqiao Group Limited (b)	288	382
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (c)	194	430
China International Capital Corporation Limited - Class A (a)	9	55
China International Marine Containers (Group) Co., Ltd. - Class A (a)	41	90
China International Travel Service Company, Limited - Class A (a)	20	518
China Jinmao Holdings Group Limited	674	199
China Jushi Co.,Ltd. - Class A (a)	41	99
China Lesso Group Holdings Limited	146	176
China Life Insurance Company Limited - Class H	976	1,487
China Literature Limited (a) (c)	59	243
China Longyuan Power Group Corporation Limited - Class H	431	969
China Medical System Holdings Limited	177	277
China Merchants Bank Co., Ltd. - Class A (a)	215	1,582
China Merchants Bank Co., Ltd. - Class H	498	3,877
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	52
China Merchants Holdings International Co. Ltd.	202	364
China Merchants Securities Co., Ltd. - Class H (c)	82	96
China Merchants Securities Co.,Ltd. - Class A (a)	97	221
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A (a)	70	167
China Minsheng Banking Corp., Ltd. - Class A (a)	365	219
China Minsheng Banking Corp., Ltd. - Class H	773	290
China Molybdenum Co.,Ltd - Class A (a)	217	177
China National Building Material Co., Ltd. - Class H	588	725
China National Nuclear Power Co Ltd - Class A (a)	189	241

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	38	227
China Oilfield Services Limited - Class A (a)	22	47
China Oilfield Services Ltd. - Class H	214	220
China Overseas Land & Investment Ltd.	483	1,437
China Pacific Insurance (Group) Co., Ltd. - Class A (a)	75	270
China Pacific Insurance (Group) Co., Ltd. - Class H	351	847
China Petroleum & Chemical Corporation - Class A (a)	315	214
China Petroleum & Chemical Corporation - Class H	3,492	1,743
China Railway Group Limited - Class A (a)	176	167
China Railway Group Limited - Class H	546	304
China Railway Signal & Communication Corporation Limited - Class H	178	56
China Resources Enterprise Ltd.	208	1,267
China Resources Gas Group Ltd.	122	515
China Resources Land Ltd.	371	1,716
China Resources Mixc Lifestyle Services Limited (c)	78	384
China Resources Power Holdings Co. Ltd.	219	409
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A (a)	12	87
China Shenhua Energy Company Limited - Class A (a)	79	372
China Shenhua Energy Company Limited - Class H	460	1,468
China Southern Airlines Co., Ltd. - Class A (a)	82	80
China Southern Airlines Co., Ltd. - Class H (a) (b)	272	157
China Taiping Insurance Holdings Co. Ltd.	177	215
China Tower Corporation Limited - Class H (c)	5,532	620
China Transinfo Technology Co., Ltd. - Class A (a)	18	30
China Vanke Co., Ltd. - Class A (a)	104	312
China Vanke Co., Ltd. - Class H	217	489
China Yangtze Power Co., Ltd. - Class A (a)	243	840
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A (a)	6	98
China Zheshang Bank Co., Ltd. - Class A (a)	149	78
China Zheshang Bank Co., Ltd. - Class H (a) (b) (c)	23	10
Chongqing Brewery Co., Ltd. - Class A (a)	5	88
Chongqing Changan Automobile Company Limited - Class A (a)	83	147
Chongqing Changan Automobile Company Limited - Class B	77	30
Chongqing Fuling Zhacai Group Co., Ltd. - Class A (a)	8	42
Chongqing Rural Commercial Bank Co., Ltd. - Class A (a)	71	44
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	147
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A (a)	54	54
CIFI Holdings (Group) Co. Ltd.	502	294
CITIC Pacific Ltd.	787	870
Citic Pacific Special Steel Group - Class A (a)	40	124
Citic Securities Co., Ltd. - Class A (a)	149	489
Citic Securities Co., Ltd. - Class H	207	474
CNPC Capital Company Limited - Class A (a)	102	82
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A (a)	54	55
Country Garden Holdings Company Limited (b)	987	766
Country Garden Services Holdings Company Limited	256	1,085
CSC Financial Co., Ltd. - Class A (a)	23	83
CSPC Pharmaceutical Group Ltd.	1,127	1,295
DaShenLin Pharmaceutical Group Co., Ltd. - Class A (a)	6	27
Datang International Power Generation Co., Ltd. - Class A (a)	124	46
DHC Software Co.,Ltd - Class A (a)	38	43
Do-Fluoride New Materials Co., Ltd - Class A (a)	8	47
Dongfang Electric Corporation Limited - Class A (a)	52	110
Dongxing Securities Co., Ltd. - Class A (a)	31	47
Dragon Delight Holdings Company Limited (b)	145	41
Ecovacs Robotics Co.,Ltd - Class A	7	111
ENN Energy Holdings Ltd.	99	1,481
Enn Natural Gas Co., Ltd. - Class A (a)	18	51
Everbright Securities Company Limited - Class A (a)	27	53
Everbright Securities Company Limited - Class H (b) (c)	68	47
Far East Horizon Limited	254	226
Faw Jiefang Group Co.,Ltd - Class A (a)	33	45
Flat Glass Group Co., Ltd. - Class A (a)	20	142
Flat Glass Group Co., Ltd. - Class H (a) (b)	51	196
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	39	533
Fosun International Limited	295	319
Founder Securities Co., Ltd. - Class A (a)	92	97
Foxconn Industrial Internet Co., Ltd. - Class A (a)	84	134
Fujian Anjing Food Co., Ltd. - Class A (a)	3	45
Fujian Sunner Development Co., Ltd. - Class A (a)	14	42
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	22	123
Fuyao Glass Industry Group Co., Ltd. - Class H (c)	84	341
Fuzhou Tianyu Electric Co.,Ltd. - Class A (a)	45	91
Gan & Lee Pharmaceuticals - Class A	6	52
Ganfeng Lithium Co., Ltd. - Class A (a)	14	274
Ganfeng Lithium Co., Ltd. - Class H (c)	33	469
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A (a)	1	45
GD Power Development Co.,Ltd. - Class A (a)	110	43
GDS Holdings Ltd. - Class A (a) (b) (e)	126	628
Geely Automobile Holdings Ltd.	672	1,042
GEM Co., Ltd - Class A (a)	46	60
Gemdale Corporation - Class A (a)	41	91
GenScript Biotech Corporation (a)	148	468
GF Securities Co., Ltd. - Class A (a)	59	163
GF Securities Co., Ltd. - Class H	143	202
GigaDevice Semiconductor (Beijing) Inc. - Class A (a)	7	154
Glodon Company Limited - Class A (a)	13	101
Goertek Inc. - Class A (a)	36	193
Gongniu Group Co., Ltd. - Class A (a)	2	32
Great Wall Motor Co. Ltd. - Class H	419	658
Great Wall Motor Company Limited - Class A (a)	32	135
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A (a)	31	46
Gree Electric Appliances, Inc. of Zhuhai - Class A (a)	57	291
Greenland Holding Group Co., Ltd - Class A (a)	92	77
GRG Banking Equipment Co., Ltd. - Class A (a)	25	42
Guangdong Haid Group Co., Ltd. - Class A (a)	18	155
Guangdong Investment Ltd.	388	530
Guangdong Kin Long Hardware Products Co., Ltd. - Class A (a)	4	59
Guangxi Guiguan Electric Power Co., Ltd. - Class A (a)	58	49
Guangzhou Automobile Group Co., Ltd. - Class A (a)	64	113
Guangzhou Automobile Group Co., Ltd. - Class H	324	267
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A (a)	25	125
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	53
Guangzhou Haige Communications Group Incorporated Company - Class A (a)	29	46
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A (a)	5	57
Guangzhou Shiyuan Electronic Technology Co.,Ltd. - Class A (a)	7	73
Guangzhou Tinci Materials Technology Co., Ltd. - Class A (a)	10	151
Guangzhou Yuexiu Financial Holdings Group Co. ,Ltd. - Class A (a)	30	37
Guolian Securities Co.,Ltd. - Class A (a)	20	41
Guolian Securities Co.,Ltd. - Class H	94	49
Guosen Securities Co., Ltd. - Class A (a)	65	102
Guotai Junan Securities Co., Ltd. - Class A (a)	101	249
Guotai Junan Securities Co., Ltd. - Class H (c)	94	127
Guoxuan High-Tech Co., Ltd. - Class A (a)	14	73
Haidilao International Holding Ltd. (a) (b) (c)	124	240
Haier Smart Home Co., Ltd - Class A (a)	72	261
Haier Smart Home Co., Ltd - Class H	289	928
Haitian International Holdings Limited	90	233
Haitong Securities Co., Ltd. - Class A (a)	116	188
Haitong Securities Co., Ltd. - Class H	393	299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Hangzhou Bank Co., Ltd. - Class A (a)	66	146
Hangzhou First Applied Material Co., Ltd. - Class A (a)	10	177
Hangzhou Robam Appliances Co., Ltd. - Class A (a)	10	45
Hangzhou Silan Microelectronics Co., Ltd. - Class A (a)	14	102
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	11	65
Harris County School District - Class A (a)	495	372
Hedy Holding Co., Ltd. - Class A (a)	156	150
Hefei Meyer Optoelectronic Technology Inc. - Class A (a)	8	32
Heilongjiang Agriculture Company Limited - Class A (a)	21	50
Henan Shuanghui Investment & Development Co.,Ltd. - Class A (a)	32	147
Hengan International Group Co. Ltd.	84	390
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (a)	65	213
Hengsheng Chemical Industry Co., Ltd. - Class A (a)	22	114
Hengyi Petrochemical Co. Ltd - Class A (a)	39	51
Hongfa Technology Co., Ltd. - Class A (a)	7	48
Hongta Securities Co., Ltd. - Class A (a)	27	45
Hoshizaki Corporation - Class A (a)	6	93
Hua Xia Bank Co., Limited - Class A (a)	152	133
Huadian Power International Corporation Limited - Class A (a)	65	36
Huadong Medicine Co.,Ltd - Class A (a)	18	94
Huafon Chemical Co., Ltd. - Class A (a)	27	39
Hualan Biological Engineering, Inc. - Class A (a)	19	60
Huaneng Lancang River Hydropower Inc. - Class A (a)	69	63
Huaneng Power International, Inc. - Class A (a)	97	105
Huaneng Power International, Inc. - Class H (a) (b)	520	220
Huatai Securities Co.,Ltd. - Class A (a)	94	219
Huatai Securities Co.,Ltd. - Class H (c)	218	333
Huaxi Securities Co.,Ltd. - Class A (a)	29	38
Huaxin Cement Co., Ltd. - Class A (a)	19	59
Huaxin Cement Co., Ltd. - Class H	19	32
Huayu Automotive Systems Co., Ltd. - Class A (a)	32	101
Huazhu Group Limited (a) (b)	198	666
Hubei Xingfa Chemicals Group Co.,Ltd. - Class A (a)	13	67
Huizhou Desay SV Automotive Co., Ltd. - Class A (a)	6	109
Humanwell Healthcare (Group) Co.,Ltd - Class A (a)	17	46
Hundsun Technologies Inc. - Class A (a)	15	107
iFlytek Co., Ltd. - Class A (a)	23	170
Industrial and Commercial Bank of China Limited - Class A (a)	1,034	776
Industrial and Commercial Bank of China Limited - Class H	8,703	5,325
Industrial Bank Co., Ltd. - Class A (a)	215	697
Industrial Securities Co., Ltd. - Class A (a)	69	83
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	473	165
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A (a)	90	65
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	64	371
Innovent Biologics, Inc. - Class B (a) (c)	118	401
Inspur Electronic Information Industry Co., Ltd. - Class A (a)	15	62
Ja Solar Technology Co., Ltd. - Class A (a)	16	200
Jcet Group Co., Ltd. - Class A (a)	11	43
JD Health International Inc. (a) (b) (c)	141	849
JD Logistics, Inc. (a)	94	229
JD.com, Inc. - Class A (a)	275	7,930
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	102
Jiangsu Expressway Co. Ltd. - Class H	129	135
Jiangsu Expressway Company Limited - Class A (a)	29	39
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	12	100
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	73	422
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A (a)	14	90
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A (a)	16	341
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A (a)	11	47
Jiangsu Zhongtian Technology Co., Ltd. - Class A (a)	33	88
Jiangxi Copper Company Limited - Class A (a)	12	37
Jiangxi Copper Company Limited - Class H	173	288
Jiangxi Zhengbang Technology Co., Ltd. - Class A (a)	33	40
Jinxin Fertility Group Limited (a) (c)	174	133
Jiugui Liquor Co., Ltd. - Class A (a)	3	67
Joinn Laboratories (China) Co., Ltd. - Class A	4	68
Joinn Laboratories (China) Co., Ltd. - Class H (c)	8	73
Jointown Pharmaceutical Group Co., Ltd. - Class A (a)	20	41
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A (a)	8	37
Juewei Food Co., Ltd. - Class A (a)	7	44
Kangmei Pharmaceutical Co. Ltd. - Class A (a)	3	1
Kanzhun Limited - ADR (a)	7	174
KE Holdings Inc - Class A - ADR (a)	67	826
Kingdee International Software Group Co. Ltd. (a)	327	715
Kingfa Sci.&Tech.Co.,Ltd. - Class A (a)	27	42
Kingsoft Cloud Holdings Limited - ADR (a)	12	74
Kingsoft Corp Ltd	132	420
Kuaishou Technology (a) (c)	191	1,753
Kunlun Energy Co. Ltd.	554	480
Kweichow Moutai Co., Ltd. - Class A (a)	13	3,528
Lenovo Group Ltd.	915	989
Li Auto Inc. (a)	70	905
Li Ning Company Limited	308	2,635
Lingyi iTech (Guangdong) Company - Class A (a)	65	52
Livzon Pharmaceutical Group Inc. - Class A (a)	11	67
Livzon Pharmaceutical Group Inc. - Class H	11	38
Lomon Billions Group Co., Ltd. - Class A (a)	22	78
Longfor Group Holdings Limited	212	1,085
LONGi Green Energy Technology Co., Ltd. - Class A	56	632
Lufax Holding Ltd - ADR	74	413
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A (a)	74	368
Luzhou Lao Jiao Vintage Co., Ltd. - Class A (a)	16	457
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	39
Meituan Dianping - Class B (a) (c)	531	10,239
Metallurgical Corporation of China Ltd. - Class A (a)	220	129
MicroPort Scientific Corporation (a) (b)	97	217
Ming Yang Smart Energy Group., Ltd. - Class A (a)	23	80
Ming Yuan Cloud Group Holdings Limited (b) (c)	92	124
Miniso Group Holding Ltd - Class A - ADR	4	29
Minth Group Limited	94	229
Montage Technology Co.,Ltd. - Class A (a)	11	111
Muyuan Foods Co.,Ltd. - Class A (a)	56	501
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A (a)	10	49
Nanjing Securities Co., Ltd. - Class A (a)	40	51
Nanyang Topsec Technologies Group Inc. - Class A (a)	15	27
NARI Technology Co., Ltd. - Class A (a)	59	289
National Silicon Industry Group Co., Ltd. - Class A (a)	16	56
Naura Technology Group Co., Ltd. - Class A (a)	5	227
NavInfo Co., Ltd. - Class A (a)	19	42
Nayuki Holdings Limited (a) (b)	57	35
NetEase, Inc.	264	4,690
New China Life Insurance Company Ltd. - Class A (a)	26	143
New China Life Insurance Company Ltd. - Class H	99	275
New Hope Liuhe Co., Ltd. - Class A (a)	47	126
Ninestar Corporation - Class A (a)	12	80
Ningbo Joyson Electronic Corp. - Class A (a)	15	33
Ningbo Tuopu Group Co.,Ltd. - Class A (a)	11	101
Ningbo Zhoushan Port Group Co. Ltd. - Class A (a)	120	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A (a)	62	145
NIO, Inc. - Class A - ADR (a)	179	3,768
Nongfu Spring Co., Ltd. - Class H (b) (c)	228	1,209
OFILM Group Co., Ltd. - Class A (a)	48	37
Oppein Home Group Inc. - Class A (a)	5	90
Oppein Home Group Inc. - Class A (a)	81	94
Orient Securities Company Limited - Class A (a)	70	120
Orient Securities Company Limited - Class H (b) (c)	89	58
People's Insurance Company (Group) of China Limited, The - Class H	1,024	334
Perfect World Co., Ltd. - Class A (a)	21	42
PetroChina Company Limited - Class H	2,785	1,428
PICC Property & Casualty Co. Ltd. - Class H	941	956
Pinduoduo Inc. - ADR (a)	57	2,306
Ping An Bank Co., Ltd. - Class A (a)	203	490
Ping An Healthcare and Technology Company Limited (a) (b) (c)	70	180
Ping An Insurance (Group) Co of China Ltd - Class A (a)	116	885
Ping An Insurance (Group) Co of China Ltd - Class H	785	5,522
Poly Developments And Holdings Group Co., Ltd. - Class A (a)	145	404
POP MART International Group Limited (b) (c)	95	412
Postal Savings Bank of China Co., Ltd. (a)	348	294
Postal Savings Bank of China Co., Ltd. - Class H (b) (c)	1,243	1,002
Power Construction Corporation of China - Class A (a)	167	191
Proya Cosmetics Co., Ltd. - Class A (a)	2	56
Qingdao Port International Co., Ltd. - Class A (a)	46	40
Qingdao Port International Co., Ltd. - Class H (c)	71	36
Qingdao Rural Commercial Bank Co., Ltd. - Class A (a)	67	37
Red Star Macalline Group Corporation Ltd. - Class A (a)	32	41
Red Star Macalline Group Corporation Ltd. - Class H (a) (c)	98	44
Rongsheng Petrochemical Co., Ltd. - Class A (a)	94	210
S.F. Holding Co., Ltd - Class A (a)	49	350
SAIC Motor Corporation Limited - Class A (a)	107	285
SANY Heavy Industry Co., Ltd. - Class A (a)	90	247
SDIC Capital Co., Ltd. - Class A (a)	65	72
SDIC Power Holdings Co., Ltd. - Class A (a)	74	109
Seazen Group Limited (b)	260	139
Seazen Holdings Co., Ltd. - Class A (a)	23	118
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A (a)	107	278
Shandong Gold Group Co., Ltd. - Class A (a)	43	147
Shandong Gold Group Co., Ltd. - Class H (c)	76	152
Shandong Linglong Tyre Co., Ltd. - Class A (a)	14	48
Shandong Nanshan Aluminium Co., Ltd. - Class A (a)	119	76
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	326	347
Shanghai Bairun Flavor & Fragrance Co., Ltd. - Class A (a)	7	38
Shanghai Baosight Software Co., Ltd. - Class A (a)	15	116
Shanghai Baosight Software Co.,Ltd. - Class B	55	223
Shanghai Electric Group Company Limited - Class A (a)	168	107
Shanghai Electric Group Company Limited - Class H	312	82
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A (a)	20	167
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	68	332
Shanghai Friendess Electronic Technology Corporation Limited - Class A (a)	1	38
Shanghai International Airport Co.Ltd. - Class A (a)	20	157
Shanghai International Port(Group) Co.,Ltd - Class A (a)	197	169
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A (a)	118	60
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A (a)	10	79
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	27	54
Shanghai Junshi Biosciences Co.,Ltd. - Class A (a)	6	85
Shanghai Junshi Biosciences Co.,Ltd. - Class H (a) (b) (c)	18	125
Shanghai Lingang Holdings Corporation Limited - Class A (a)	18	40
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	120	112
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A (a)	19	35
Shanghai M&G Stationery Inc - Class A (a)	10	75
Shanghai Medicilon Inc. - Class A (a)	1	50
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A (a)	18	68
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	225
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	8	170
Shanghai Pudong Development Bank Co., Ltd. - Class A (a)	308	388
Shanghai RAAS blood products co., Ltd. - Class A (a)	67	63
Shanghai Wingtech Electronics Technology Co.,Ltd. - Class A	13	169
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A (a)	32	86
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A (a)	41	65
Shengyi Technology Co., Ltd. - Class A (a)	24	61
Shennan Circuit Company Limited - Class A (a)	5	72
Shenwang Hongyuan Group Co., Ltd - Class A (a)	212	146
Shenwang Hongyuan Group Co., Ltd - Class H (b) (c)	198	44
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A (a)	9	72
Shenzhen Goodix Technology Co., Ltd. - Class A (a)	5	54
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class A (a)	20	46
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H (c)	42	30
Shenzhen Kaifa Technology Co., Ltd. - Class A (a)	16	29
Shenzhen Kinwong Electronic Co.,Ltd. - Class A (a)	11	39
Shenzhen Transsion Holdings Co.,Ltd. - Class A (a)	8	125
Shenzhou International Group Holdings Limited	104	1,375
Shijiazhuang Yiling Pharmaceutical Co.,Ltd. - Class A (a)	18	93
Shimao Property Holdings Limited (b) (c)	98	52
Sichuan Chuantou Energy Co.,Ltd. - Class A (a)	49	82
Sichuan Highway Bridge Construction Group Co., Ltd. - Class A (a)	59	96
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A (a)	15	40
Sichuan New Energy Power Company Limited - Class A (a)	17	51
Sichuan Swellfun Co., Ltd. - Class A (a)	5	61
Silergy Corp.	10	1,187
Sinolink Securities Co., Ltd. - Class A (a)	32	48
Sinoma Science & Technology Co.,Ltd. - Class A (a)	19	71
Sinopec Oilfield Service Corporation - Class A (a)	193	60
Sinopec Oilfield Service Corporation - Class H (a)	590	48
Sinopec Shanghai Petrochemical Co., Ltd. - Class A (a)	40	22
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	390	81
Smoore International Holdings Limited (b) (c)	226	535
Soochow Securities Co.,Ltd - Class A (a)	55	65
Southwest Securities Co., Ltd. - Class A (a)	82	56
Starpower Semiconductor Ltd. - Class A (a)	2	103
Sunac China Holdings Limited (b)	386	223
Sunac Services Holdings Limited (c)	115	70
Suning.Com Co.,Ltd - Class A (a)	92	50
Sunny Optical Technology (Group) Company Limited	93	1,489

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A (a)	18	51
TBEA Company Ltd. - Class A (a)	39	123
TCL Corporation - Class A (a)	149	115
Tencent Holdings Limited	795	37,105
Tencent Music Entertainment Group - Class A - ADR (a)	80	392
Tianfeng Securities Co., Ltd. - Class A (a)	70	38
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A (a)	33	218
Tianma Microelectronics Co., Ltd. - Class A (a)	29	47
Tianshan Aluminum Group Co.,Ltd. - Class A (a)	37	45
Tianshui Huatian Technology Co., Ltd. - Class A (a)	30	50
Tingyi Cayman Islands Holding Corp.	233	391
Toly Bread Co., Ltd. - Class A (a)	11	34
Tongcheng-Elong Holdings Limited (a) (c)	145	256
Tongwei Co., Ltd. - Class A (a)	48	320
Top Choice Medical Investment Co., Inc. - Class A (a)	3	74
Topsports International Holdings Limited (c)	396	330
Trip.com Group Limited (a)	61	1,455
Tsingtao Brewery Co.,Ltd. - Class A (a)	5	62
Tsingtao Brewery Co.,Ltd. - Class H (b)	64	505
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A (a)	7	209
Uni-President China Holdings Ltd	185	161
Unisplendour Co., Ltd. - Class A (a)	29	88
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A (a)	17	32
Venustech Group Inc. - Class A (a)	11	35
Vipshop (China) Co., Ltd. - ADR (a)	46	414
Wanhua Chemical Group Co.,Ltd. - Class A (a)	34	425
Want Want China Holdings Limited	766	707
Weibo Corporation - Class A - ADR (a)	7	174
Weichai Power Co., Ltd. - Class A (a)	68	142
Weichai Power Co., Ltd. - Class H	252	395
Western Securities Co., Ltd. - Class A (a)	53	60
Western Superconducting Technologies Co., Ltd. - Class A (a)	5	63
Will Semiconductor Co.,Ltd. - Class A (a)	10	306
Wuhan Guide Infrared Co., Ltd. - Class A (a)	24	65
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A (a)	23	84
Wuliangye Yibin Co., Ltd. - Class A (a)	41	1,000
WuXi AppTec Co., Ltd. - Class A (a)	27	470
WuXi AppTec Co., Ltd. - Class H (c)	48	756
Wuxi Shangji Automation Co., Ltd. - Class A (a)	3	56
XCMG Construction Machinery Co., Ltd. - Class A (a)	78	63
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A (a)	53	108
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (b)	83	125
Xinyi Solar Holdings Limited	586	1,028
Xpeng Inc. (a) (b)	83	1,147
Yangzijiang Shipbuilding (Holdings) Ltd.	333	375
Yantai Raytron Technology Co., Ltd. - Class A (a)	5	32
Yanzhou Coal Mining Co Ltd - Class A (a)	18	108
Yanzhou Coal Mining Co. Ltd. - Class H (b)	196	581
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	7	47
YiHai International Holdings Limited (b)	57	162
Yintai Gold Co., Ltd. - Class A (a)	32	46
Yonghui Superstores Co., Limited - Class A (a)	97	65
Youngor Group Co. Ltd. - Class A (a)	47	50
Yum China Holdings, Inc.	55	2,288
Yunda Holding Co., Ltd. - Class A (a)	29	79
Yunnan Baiyao Group Co., Ltd. - Class A (a)	13	172
Yunnan Energy New Material Co., Ltd. - Class A (a)	9	321
Zai Lab (PTY) LTD (a)	95	436
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A (a)	6	313
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	78	77
Zhejiang Chint Electrics Co.,Ltd - Class A (a)	23	142
Zhejiang Dahua Technology Co., Ltd. - Class A (a)	31	80
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A (a)	31	57
Zhejiang Hangke Technology Incorporated Company - Class A (a)	4	32
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A (a)	16	51
Zhejiang Huayou Cobalt Co., Ltd. - Class A (a)	13	196
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A (a)	8	62
Zhejiang Longsheng Group Co.,Ltd - Class A (a)	30	52
Zhejiang NHU Company Ltd. - Class A (a)	26	130
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A (a)	39	100
Zhejiang Satellite Petrochemical Co. Ltd. - Class A (a)	16	99
Zhejiang Supor Co., Ltd. - Class A (a)	6	43
Zhejiang Weiming Environment Protection Co., Ltd. - Class A (a)	13	59
Zhejiang Yongtai Technology Co., Ltd. - Class A (a)	10	62
Zheshang Securities Co., Ltd. - Class A (a)	38	63
Zhihu Inc. - Class A - ADR (a) (b)	5	13
Zhonghang Helicopter Co., Ltd. - Class A (a)	6	51
Zhongtai Securities Co., Ltd - Class A	67	85
Zhuzhou Crrc Times Electric Co., Ltd. - Class A (a)	9	81
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	64	248
Zijin Mining Group Co. Ltd. - Class H	756	1,155
Zijin Mining Group Co., Ltd. - Class A (a)	220	391
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	81	84
ZTE Corporation - Class A (a)	33	124
ZTE Corporation - Class H	112	227
ZTO Express Co., Ltd. (c)	65	1,640
		271,694
Taiwan 15.1%
Accton Technology Corporation	69	532
Acer Inc.	413	430
Advanced Energy Solution Holding Co., Ltd.	4	177
Advantech Co. Ltd.	58	743
Airtac International Group	18	577
ASE Technology Holding Co., Ltd.	447	1,592
Asia Cement Corp.	316	535
ASMedia Technology Inc.	3	203
Asustek Computer Inc.	89	1,158
AU Optronics Corp.	1,192	812
Catcher Technology Co. Ltd.	93	468
Cathay Financial Holding Co. Ltd.	1,125	2,522
Chailease Holding Company Limited	185	1,624
Chang Hwa Commercial Bank	801	534
Cheng Shin Rubber Industry Co. Ltd.	249	307
Chicony Electronics Co. Ltd.	91	284
China Airlines Ltd.	355	328
China Development Financial Holding Corp.	2,209	1,472
China Steel Corp.	1,664	2,256
Chinatrust Financial Holding Co. Ltd.	2,553	2,604
Chunghwa Telecom Co. Ltd.	498	2,203
Compal Electronics Inc.	528	493
Delta Electronics Inc.	256	2,390
E Ink Holdings Inc.	112	716
E. Sun Financial Holding Co. Ltd.	1,758	2,021
Eclat Textile Co. Ltd.	27	448
eMemory Technology Inc.	7	448
Eva Airways Corp.	318	355
Evergreen Marine Corp Taiwan Ltd.	348	1,629
Far Eastern New Century Corp.	524	554
Far EasTone Telecommunications Co. Ltd.	207	530
Farglory Land Development Co., Ltd.	34	81
Feng Hsin Steel Co., Ltd.	67	226
Feng Tay Enterprise Co. Ltd.	73	483
First Financial Holding Co. Ltd.	1,350	1,335
Formosa Chemicals & Fibre Corp.	553	1,520
Formosa Petrochemical Corp.	224	734
Formosa Plastics Corp.	577	2,132
Formosa Taffeta Co. Ltd.	131	129
Foxconn Technology Co. Ltd.	136	297
Fubon Financial Holding Co. Ltd.	990	2,631

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Giant Manufacturing Co. Ltd.	42	380
GlobalWafers Co., Ltd.	28	652
Highwealth Construction Corp.	140	222
HIWIN Technologies Corp.	35	292
Hon Hai Precision Industry Co. Ltd.	1,644	6,057
Hotai Motor Co. Ltd.	49	1,015
Hua Nan Financial Holdings Co. Ltd.	1,270	1,074
Innolux Corporation	1,392	812
Inventec Co. Ltd.	385	331
Kinsus Interconnect Technology Corp.	33	222
Largan Precision Co. Ltd.	13	853
Lite-On Technology Corp.	299	707
Macronix International Co., Ltd.	248	345
MediaTek Inc.	210	6,604
Mega Financial Holdings Co. Ltd.	1,392	2,075
Merida Industry Co. Ltd.	29	255
Micro-Star International Co. Ltd.	96	432
Momo.Com Inc.	7	222
Nan Ya P.C.B. Service Company	29	527
Nan Ya Plastics Corp.	749	2,425
Nanya Technology Corp.	158	380
Nien Made Enterprise Co., LTD.	23	268
Novatek Microelectronics Corp.	74	1,092
Oneness Biotech Co., Ltd. (a)	32	240
Parade Technologies Ltd.	9	563
PEGATRON Corporation	275	693
Phison Electronics Corp.	22	363
Pou Chen Corp.	337	370
Powertech Technology Inc.	99	327
President Chain Store Corp.	75	687
Quanta Computer Inc.	369	1,134
Radiant Opto-Electronics Corp.	64	230
Realtek Semiconductor Corp.	64	955
Ruentex Development Co. Ltd.	181	498
Ruentex Industries Ltd.	65	262
Shin Kong Financial Holding Co. Ltd.	1,799	674
Simplo Technology Co. Ltd.	24	260
Sino-American Silicon Products Inc.	77	472
SinoPac Financial Holdings Co. Ltd.	1,527	976
Standard Foods Corp.	42	73
Synnex Technology International Corp.	184	481
Taishin Financial Holding Co. Ltd.	1,463	1,043
Taiwan Business Bank	780	349
Taiwan Cement Corp.	690	1,198
Taiwan Cooperative Bank, Ltd.	1,323	1,359
Taiwan Fertilizer Co.,Ltd.	103	263
Taiwan Glass Industry Corporation	144	126
Taiwan High Speed Rail Corporation	276	277
Taiwan Mobile Co. Ltd.	216	790
Taiwan Semiconductor Manufacturing Co. Ltd.	2,489	51,285
Tatung Co. (a)	227	282
TECO Electric & Machinery Co., Ltd.	161	180
The Shanghai Commercial & Savings Bank, Ltd.	554	963
Tripod Technology Corp.	53	247
Unimicron Technology Corp.	171	1,473
Uni-President Enterprises Corp.	630	1,436
United Microelectronics Corp. (a)	1,515	2,814
Vanguard International Semiconductor Corp.	120	517
Voltronic Power Technology Corporation	9	456
Walsin Lihwa Corp.	313	319
Walsin Technology Corp. (a)	46	226
Wan Hai Lines Ltd.	159	879
WIN Semiconductors Corp.	49	452
Winbond Electronics Corp.	374	405
Wistron Corp.	341	354
Wiwynn Corporation	12	425
WPG Holdings Limited	192	375
Yageo Corp.	58	872
Yang Ming Marine Transport Corporation	218	944
Yuanta Financial Holding Co. Ltd.	1,496	1,375
Zhen Ding Technology Holding Limited	83	310
		149,007
India 14.3%
ACC Limited	11	324
Adani Enterprises Limited	36	949
Adani Gas Limited	35	997
Adani Green Energy Limited (a)	51	1,302
Adani Ports and Special Economic Zone Limited	97	992
Adani Transmission Limited (a)	37	1,143
Alkem Laboratories Limited	5	219
Ambuja Cements Limited	99	391
Apollo Hospitals Enterprise Limited	13	793
Ashok Leyland Limited	190	293
Asian Paints Limited	60	2,441
AU Small Finance Bank Limited (a) (c)	20	336
Aurobindo Pharma Ltd.	37	330
Avenue Supermarts Limited (a) (c)	19	1,025
Axis Bank Limited (a)	296	2,961
Bajaj Auto Limited	9	445
Bajaj Finance Limited	35	3,310
Bajaj Finserv Limited	5	1,120
Bajaj Holdings & Investment Limited. (a)	3	205
Balkrishna Industries Ltd.	11	304
Bandhan Bank Limited (c)	85	346
Bank of Baroda (a)	121	177
Berger Paints India Limited	33	306
Bharat Electronics Limited	161	447
Bharat Forge Ltd	33	307
Bharat Petroleum Corporation Limited	128	605
Bharti Airtel Ltd. (a)	317	3,149
Bharti Infratel Limited	110	323
Biocon Ltd. (a)	59	260
Bosch Limited	1	215
Britannia Industries Ltd	16	668
Cadila Healthcare Ltd.	34	155
Cholamandalam Investment and Finance Company Limited	53	503
Cipla Limited	68	913
Coal India Ltd Govt Of India Undertaking	285	689
Colgate-Palmolive (India) Limited	18	369
Container Corporation	37	327
Dabur India Ltd.	76	535
Divi's Laboratories Ltd.	17	995
DLF Limited	84	417
Dr. Reddy's Laboratories Ltd.	16	902
Eicher Motors Limited	19	609
Embassy Office Parks REIT	65	317
GAIL India Ltd.	243	499
General Insurance Corporation of India (a) (c)	20	30
Gland Pharma Ltd (a)	7	300
Godrej Consumer Products Limited (a)	51	504
Godrej Properties Limited (a)	14	305
Grasim Industries Ltd	48	1,040
Havells India Limited	34	515
HCL Technologies Ltd.	140	2,143
HDFC Life Insurance Company Limited (c)	123	872
HDFC Asset Management Company Limited	7	207
Hero Motocorp Ltd.	17	525
Hindalco Industries Limited	191	1,431
Hindustan Petroleum Corp. Ltd.	84	296
Hindustan Unilever Ltd.	118	3,183
Housing Development Finance Corp.	238	7,469
ICICI Bank Limited	676	6,492
ICICI Lombard General Insurance Company Limited (c)	29	514
ICICI Prudential Life Insurance Company Limited (c)	53	347
Indian Oil Corporation Limited	346	542
Indian Railway Catering And Tourism Corporation Limited	33	335
Indraprastha Gas Limited	47	232
IndusInd Bank Ltd.	76	934
Info Edge (India) Limited	9	556
Infosys Ltd.	483	12,116
Interglobe Aviation Limited (a) (c)	13	344
ITC Limited	383	1,264
JSW Energy Limited	50	198
JSW Steel Limited	127	1,223
Jubilant Foodworks Limited	10	335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Kotak Mahindra Bank Ltd.	143	3,291
L&T Finance Holdings Limited (a)	109	115
L&T Technology Services Limited	3	223
Larsen & Toubro Infotech Limited (c)	6	463
Larsen and Toubro Limited	91	2,113
LIC Housing Finances Ltd.	41	192
Lupin Ltd.	32	315
Macrotech Developers Limited (a)	11	156
Mahindra & Mahindra Ltd.	125	1,330
Marico Limited	70	465
Maruti Suzuki India Ltd.	18	1,743
Mindtree Ltd.	8	442
Motherson Sumi Systems Ltd.	161	295
Mphasis Limited	11	509
MRF Limited	—	237
Muthoot Finance Limited	12	207
Nestle India Ltd.	5	1,106
NMDC Limited	125	267
NTPC Limited	643	1,141
Oil & Natural Gas Corp. Ltd.	487	1,052
Oracle Financial Services Software Limited	3	152
Page Industries Limited	1	435
Petronet LNG Limited	104	264
PI Industries Limited	9	346
Pidilite Industries Limited	21	665
Piramal Enterprises Limited	17	485
Power Finance Corporation Limited	155	229
Power Grid Corporation of India Limited	461	1,318
Punjab National Bank (a)	277	128
Rec Limited	125	203
Reliance Industries Ltd.	454	15,732
SBI Cards and Payment Services Private Limited (a)	37	411
SBI Life Insurance Company Limited (c)	57	837
Sesa Sterlite Ltd.	170	901
Shree Cement Ltd.	1	409
Shriram Transport Finance Company Limited	25	374
Siemens Limited	12	380
Sona BLW Precision Forgings Limited (a)	9	85
SRF Limited	18	623
State Bank of India	236	1,532
Steel Authority of India Limited	194	252
Sun Pharmaceutical Industries Ltd.	141	1,694
Sun TV Network Limited (a)	11	73
Sundaram Finance Limited	9	237
Tata Consultancy Services Limited	138	6,785
Tata Consumer Products Limited	77	793
Tata Motors Limited (a)	232	1,319
Tata Motors Limited (a)	65	175
Tata Steel Ltd.	103	1,768
Tech Mahindra Limited	81	1,601
The Tata Power Company Limited	229	720
Titan Industries Ltd.	53	1,779
Torrent Pharmaceuticals Ltd	6	239
TVS Motor Company Limited	26	215
UltraTech Cement Limited	15	1,326
United Breweries Limited	10	192
United Spirits Limited (a)	38	449
UPL Limited	74	755
Voltas Limited	31	508
Wipro Ltd.	194	1,512
Yes Bank Limited (a)	361	58
Zomato Limited (a)	112	121
		141,907
South Korea 12.3%
Amorepacific Corp.	4	157
Amorepacific Corporation	4	546
BGFretail Co., Ltd.	1	180
Big Hit Entertainment Co Ltd (a)	2	599
BNK Financial Group Inc.	40	263
Celltrion Healthcare Co. Ltd.	12	624
Celltrion Inc.	14	1,909
Cheil Worldwide Inc.	9	177
CJ CheilJedang Corp.	1	332
CJ Corp.	1	94
CJ Logistics Corp. (a)	1	127
CJ O Shopping Co. Ltd.	1	161
D&D Platform REIT Co.,Ltd.	12	52
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	5	104
Daum Communications Corp.	41	3,576
DB Insurance Co. Ltd.	7	395
Dong Suh Corp.	7	157
Doosan Bobcat Inc.	7	211
Doosan Heavy Industries & Construction Co., Ltd. (a)	34	568
Ecopro BM Co., Ltd.	1	468
E-MART Inc.	3	307
F&F Holdings Co., Ltd.	1	305
Fila Korea Ltd.	6	167
GS Engineering & Construction Corp.	10	382
GS Holdings Corp.	12	446
GS Retail Co., Ltd.	4	87
Hana Financial Group Inc.	40	1,583
Hanjin Kal Corp. (a)	3	131
Hankook Tire & Technology Co,. Ltd.	11	294
Hanmi Science Co. Ltd.	4	157
Hanmi Science Co., Ltd.	1	187
Hanon Systems	21	205
Hanwha Aerospace CO., LTD.	5	195
Hanwha Chem Corp. (a)	16	478
Hanwha Corp.	7	179
Hanwha Life Insurance Co., Ltd. (a)	38	99
HLB Inc. (a)	13	327
Hmm Co.,Ltd.	48	1,146
Honam Petrochemical Corp.	2	373
Hotel Shilla Co. Ltd.	4	289
Hyundai Department Store Co. Ltd.	2	141
Hyundai Engineering & Construction Co. Ltd.	9	333
Hyundai Glovis Co., Ltd.	3	457
Hyundai Heavy Industries Holdings Co., Ltd. (a)	2	225
Hyundai Marine & Fire Insurance Co.,Ltd.	8	212
Hyundai Mobis	9	1,554
Hyundai Motor Co.	19	2,788
Hyundai Rotem Company (a)	10	161
Hyundai Steel Co.	11	387
ILJIN Materials Co., Ltd.	3	205
Industrial Bank of Korea	36	320
Kakao Games Corp. (a)	5	346
KakaoBank Corp. (a)	6	256
Kangwon Land Inc. (a)	17	378
KB Financial Group Inc.	52	2,598
KCC Corp.	1	143
Kia Motors Corp.	35	2,146
Korea Aerospace Industries, Ltd.	8	265
Korea Electric Power Corp. (a)	35	660
Korea Gas Corp.	4	124
Korea Investment Holdings Co. Ltd.	6	357
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	430
Korea Shipbuilding & Offshore Engineering Co., Ltd.	6	271
Korea Zinc Co. Ltd.	2	811
Korean Air Lines Co. Ltd. (a)	24	592
Krafton, Inc. (a)	1	128
KT Corp.	18	525
KT&G Corp.	15	974
Kumho Petro chemical Co. Ltd.	2	302
L&F Co., Ltd. (a)	3	546
LG Chem Ltd.	6	2,703
LG Corp.	16	1,008
LG Display Co., Ltd.	30	503
LG Electronics Inc.	14	1,391
LG Household & Health Care Ltd.	1	794
LG Innotek Co., Ltd.	2	577
LG Uplus Corp.	27	309
Lotte Corp.	6	155
Lotte Shopping Co., Ltd.	2	124
LS Corp.	4	163
Meritz Financial Group Inc.	5	174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
MERITZ Securities Co. Ltd.	41	221
Mirae Asset Daewoo Co. Ltd.	39	273
NAVER Corp.	20	5,444
NCSoft Corp.	2	789
Netmarble Corp.	3	314
Orion Incorporation	3	226
Pan Ocean Co., Ltd.	32	185
Pearl Abyss Corp. (a)	5	397
POSCO	10	2,411
Posco Chemical Co. Ltd.	4	400
Posco Daewoo Corp.	6	111
S1 Corp.	2	140
Samsung Biologics Co., Ltd (a)	2	1,523
Samsung C&T Corporation	12	1,145
Samsung Card Co., Ltd.	3	87
Samsung Electro-Mechanics Co. Ltd.	7	1,009
Samsung Electronics Co. Ltd.	675	38,603
Samsung Engineering Co. Ltd. (a)	21	444
Samsung Fire & Marine Insurance Co. Ltd.	4	773
Samsung Heavy Industries Co. Ltd. (a)	91	422
Samsung Life Insurance Co., Ltd.	13	677
Samsung SDI Co. Ltd.	7	3,523
Samsung Sds Co., Ltd.	5	603
Samsung Securities Co. Ltd.	8	292
SD Biosensor, Inc.	3	138
Seegene, Inc.	6	243
Shin Poong Pharmaceutical Co.,Ltd. (a)	5	152
Shinhan Financial Group Co. Ltd.	68	2,318
Shinsegae Co. Ltd.	1	186
SK Biopharmaceuticals Co., Ltd. (a)	3	252
SK Bioscience Co.,Ltd. (a)	3	419
SK C&C Co., Ltd.	5	1,065
SK Hynix Inc.	71	6,840
SK ie Technology Co., Ltd. (a)	3	301
SK innovation Co., Ltd. (a)	7	1,228
SK Telecom Co. Ltd.	14	660
SKC Co., Ltd.	3	362
S-Oil Corp.	6	448
Ssangyong C&E Co., Ltd	15	103
Wemade Co., Ltd.	2	206
Woongjin Coway Co., Ltd.	7	417
Woori Financial Group Inc.	74	937
Woori Investment & Securities Co. Ltd.	19	180
Yuhan Corp.	7	318
		121,358
Brazil 4.3%
Alupar Investimento S.A.	16	94
American Beverage Co Ambev	585	1,907
Americanas SA	103	704
Atacadao S/A (a)	54	255
B3 S.A. - Brasil, Bolsa, Balcao (a)	812	2,679
Banco Bradesco S.A. (a)	179	687
Banco BTG Pactual S.A. (a)	157	853
Banco do Brasil S.A (a)	183	1,330
Banco Inter S.A. (a)	80	357
BB Seguridade Participacoes S/A	91	490
Brisanet Participacoes S.A.	30	24
Caixa Seguridade Participacoes S/A (a)	66	124
CCR S.A.	148	427
Centrais Eletricas Brasileiras SA	51	403
Companhia Brasileira de Aluminio	64	271
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (a)	46	452
Companhia Energetica de Minas Gerais Cemig (a)	37	159
Companhia Siderurgica Nacional	81	445
Cosan S.A.	148	738
CPFL Energia S/A	24	166
Diagnosticos Da America SA	7	32
Energisa S/A	33	336
ENGIE Brasil Energia S.A. (a)	33	302
Equinor ASA	100	576
Grupo Mateus SA (a)	65	73
Hapvida Participacoes E Investimentos Ltda (c)	523	1,311
Hypera S.A. (a)	53	430
Itausa Investimentos Itau S.A. (a)	162	370
JBS S/A	91	719
Klabin S.A. (a)	109	559
Localiza Rent A Car S/A (a)	78	1,006
Lojas Renner S/A. (a)	131	759
Magazine Luiza S.A.	362	521
Natura & Co Holding SA	111	609
Neoenergia S/A	33	118
Petroleo Brasileiro SA (a)	494	3,670
Porto Seguro S.A.	25	111
Raia Drogasil S.A. (a)	147	739
Rede D'or Sao Luiz S.A. (a)	96	1,016
Rumo SA	164	640
Sendas Distribuidora S/A	108	373
Sul America S.A. (a)	34	249
Suzano S.A.	105	1,216
Telefonica Brasil S.A. (a)	60	678
Tim S/A (a)	107	311
Transmissora Alianca de Energia Eletrica S.A. (a)	33	304
Vale S.A. (a)	527	10,580
Vibra Energia S/A	159	781
WEG SA (a)	191	1,405
		42,359
South Africa 4.0%
Absa Group Ltd	95	1,232
African Rainbow Minerals Ltd. (b)	15	302
Anglo American Platinum Ltd.	8	1,060
AngloGold Ashanti Ltd.	54	1,301
Aspen Pharmacare Holdings	49	671
AVI Limited	47	229
Bid Corporation	45	973
Bidvest Group Ltd.	46	703
Capitec Bank Holdings Ltd.	13	2,002
Clicks Group Ltd.	33	692
Discover Ltd. (a)	54	675
Exxaro Resources Ltd.	29	437
FirstRand Ltd.	742	3,919
Gold Fields Limited	119	1,844
Growthpoint Properties Ltd (b)	451	454
Impala Platinum Holdings Limited	108	1,660
Kumba Iron Ore Ltd	8	335
Life Healthcare Group Holdings	210	335
Mr Price Group	33	496
MTN Group Ltd.	227	2,940
Multichoice Group	62	556
Naspers Ltd. - Class N	29	3,241
Nedbank Group Ltd.	59	941
Northam Platinum (a)	30	455
Old Mutual Public Limited Company	591	555
Pepkor Holdings Ltd (c)	164	260
Pick n Pay Stores Ltd.	43	158
Rand Merchant Investment Holdings Limited	116	415
Remgro Ltd.	70	713
Sanlam Ltd	240	1,186
Santam Limited	4	81
Sasol Ltd. (a)	76	1,840
Shoprite Holdings Ltd.	69	1,113
Sibanye Stillwater	353	1,436
Standard Bank Group Limited	174	2,162
The Spar Group	26	302
Tiger Brands Limited	25	276
Vodacom Group Limited	96	1,051
Woolworths Holdings Limited	147	581
		39,582
Saudi Arabia 3.7%
Advanced Petrochemical Company	17	327
Al Rajhi Banking and Investment Corporation	161	6,879
Alinma Bank	129	1,337
Almarai Company	31	426
Arabian Centres Company	13	78
Bank AlBilad	48	784
Bank Aljazira	49	341
Banque Saudi Fransi	76	1,094
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	567

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Etihad Etisalat Company	49	545
Jarir Marketing Company	8	397
KeyBank National Association	283	5,344
Rabigh Refining and Petrochemical Company (a)	14	108
Riyad Bank	178	1,777
Santana Mining Inc. (a)	54	1,907
Saudi Arabian Fertilizer Company	26	1,273
Saudi Arabian Oil Company	266	3,059
Saudi Basic Industries Corporation	119	4,145
Saudi British Bank	47	501
Saudi Electricity Company	106	750
Saudi Industrial Investment Group	30	284
Saudi International Petrochemical Company	46	658
Saudi Kayan Petrochemical Company (a)	101	606
Saudi Telecom Company	78	2,249
Savola Group	35	338
The National Petrochemical Company	17	208
The Saudi Investment Bank	69	331
Yanbu National Petrochemical Company	38	670
		36,983
Mexico 2.1%
America Movil SAB de CV	3,005	3,194
Arca Continental S.A.B. de C.V.	56	381
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	406	477
Becle, S.A. de C.V.	63	154
Cemex SAB de CV (a)	1,952	1,050
Coca-Cola FEMSA, S.A.B. de C.V.	63	348
El Puerto de Liverpool SAB de CV (b)	26	133
Fomento Economico Mexicano SAB de CV	242	2,018
Gruma SAB de CV - Class B	25	309
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	46	739
Grupo Aeroportuario del Sureste SAB de CV - Class B	27	594
Grupo Bimbo SAB de CV - Class A	197	595
Grupo Carso SAB de CV	57	212
Grupo Elektra S.A.B. de C.V.	8	511
Grupo Financiero Banorte SAB de CV (a)	321	2,416
Grupo Financiero Inbursa, S.A.B. de C.V.	293	615
Grupo Mexico SAB de CV - Class B (a)	412	2,469
Grupo Televisa S.A.B.	323	760
Industrias Bachoco SAB S.A De C.V - Class B	19	73
Industrias Penoles SAB de CV (a)	18	222
Kimberly-Clark de Mexico SAB de CV - Class A	200	281
Orbia Advance Corporation, S.A.B. de C.V.	136	359
Promotora y Operadora de Infraestructura SAB de CV	30	237
Wal - Mart de Mexico, S.A.B. de C.V.	667	2,748
		20,895
Thailand 1.9%
Advanced Info Service PLC. - NVDR	123	858
Airports of Thailand PCL - NVDR (a)	495	982
Asset World Corp Public Company Limited - NVDR	864	132
B.Grimm Power Public Company Limited - NVDR (b)	118	125
Bangkok Bank PCL - NVDR	73	299
Bangkok Bank PCL	8	32
Bangkok Commercial Asset Management Public Company Limited - NVDR (b)	335	207
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	402
Bangkok Expressway and Metro Public Company Limited - NVDR	1,009	263
Bank of Ayudhya Public Company Limited - NVDR	189	199
Banpu PCL - NVDR (b)	348	115
Banpu Power Public Company Limited - NVDR (b)	75	37
Berli Jucker PCL - NVDR	179	194
BTS Group Holdings Public Company Limited - NVDR (b)	963	266
Bumrungrad Hospital Public Company Limited - NVDR	59	275
Carabao Group Public Co., Ltd. - NVDR (b)	51	165
Central Pattana Public Company Limited - NVDR	188	333
Central Retail Corporation Limited - NVDR	70	84
Central Retail Corporation Limited (b)	293	350
Charoen Pokphand Foods PCL - NVDR	395	285
CP ALL Public Company Limited - NVDR	501	978
Delta Electronics Thailand PCL - NVDR (b)	63	733
Electricity Generating PCL - NVDR (b)	30	155
Energy Absolute Public Company Limited - NVDR	238	701
Global Power Synergy Public Company Limited - NVDR	100	217
Gulf Energy Development Public Company Limited - NVDR (b)	549	841
Home Product Center PCL - NVDR	598	285
Indorama Ventures Public Company Limited - NVDR (b)	291	406
Intouch Holdings Public Company Limited - NVDR	124	290
IRPC PCL - NVDR (b)	1,111	119
Kasikornbank PCL - NVDR	157	760
Kerry Express (Thailand) Public Company Limited - NVDR	64	42
Krung Thai Bank PCL - NVDR	555	229
Krungthai Card Public Company Limited - NVDR	146	269
Land and Houses Public Company Limited - NVDR	469	134
Minor International PCL (a)	260	260
Minor International Public Company Limited - NVDR (a)	54	54
Muangthai Leasing Public Company Limited - NVDR (b)	92	145
Ngern Tid Lor Public Company Limited - NVDR	49	57
Osotspa Public Company Limited - NVDR	164	184
PTT Exploration And Production Public Company Limited	174	751
PTT Global Chemical Public Company Limited	215	327
PTT Oil And Retail Business Public Company Limited - NVDR (a)	383	287
PTT PCL - NVDR	198	229
PTT Public Company Limited	828	956
RATCH Group Public Company Limited - NVDR	79	105
SCG Paper Public Company Limited - NVDR	162	295
Siam Cement PCL - NVDR	40	461
Siam Commercial Bank PCL - NVDR	68	231
Siam Commercial Bank Public Company Limited	129	439
Siam Global House Public Company Limited - NVDR	224	153
Sri Trang Gloves (Thailand) Public Company Limited - NVDR (b)	168	128
Srisawad Corporation Public Company Limited - NVDR	94	161
Thai Oil Public Company Limited - NVDR	116	181
Thai Union Frozen Products PCL - NVDR	340	193
TISCO Financial Group Public Company Limited - NVDR	53	160
TMB Bank Public Company Limited - NVDR	5,777	228
TOA PAINT (THAILAND) COMPANY LIMITED - NVDR	45	40
Total Access Communication Public Company Limited - NVDR	112	165
True Corp. PCL - NVDR	2,181	337
VGI Public Company Limited - NVDR	889	136
		18,425
Indonesia 1.9%
Aneka Tambang (Persero), PT TBK	1,124	191
Bank Indonesia Raya TBK, PT (a)	347	30
Bank Mandiri Persero Tbk PT	2,478	1,376
Bank Negara Indonesia Persero Tbk PT	1,056	604
Bank Rakyat Indonesia Persero Tbk PT	8,494	2,746
Charoen Pokphand Indonesia Tbk PT	1,014	398
Gudang Garam Tbk PT	67	148
Indofood Sukses Makmur Tbk	607	252
Mayora Indah, Pt Tbk	602	74
PT Adaro Energy Tbk	1,855	348
PT Astra International Tbk	2,752	1,246
PT Bank Jago Tbk (a)	461	469
PT Barito Pacific Tbk	3,687	232
PT Bukalapak.com (a)	6,749	179
PT Chandra Asri Petrochemical TBK	372	261
PT Indah Kiat Pulp & Paper Tbk	344	189
PT Indocement Tunggal Prakarsa Tbk	234	176
PT Indofood Sukses Makmur Tbk	308	158

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
PT Jasa Marga (Persero) Tbk.	194	52
PT Kalbe Farma Tbk	2,510	281
PT Merdeka Copper Gold, Tbk. (a)	1,570	494
PT Mitra Keluarga Karyasehat Tbk	614	93
PT Pabrik Kertas Tjiwi Kimia Tbk	147	72
PT Pakuwon Jati Tbk (a)	1,275	43
PT Sarana Menara Nusantara Tbk	3,350	249
PT Tambang Batubara Bukit Asam Tbk	524	120
PT Vale Indonesia Tbk	208	97
PT XL Axiata Tbk.	320	60
PT. Bank Central Asia Tbk	7,385	4,106
PT. Elang Mahkota Teknologi Tbk. (a)	2,609	443
PT. Sumber Alfaria Trijaya, Tbk	2,488	263
Semen Gresik Persero Tbk PT	408	189
Telekomunikasi Indonesia (Persero), PT TBK	6,068	1,929
Tower Bersama Infrastructure Tbk PT	1,106	221
Transcoal Pacific (a)	110	79
Unilever Indonesia Tbk PT	729	185
United Tractors Tbk PT	195	348
		18,401
Malaysia 1.8%
AMMB Holdings Bhd (a)	247	217
Axiata Group Berhad	623	561
CIMB Group Holdings Bhd	822	1,040
Dialog Group Berhad	573	373
DiGi.Com Bhd	430	398
Fraser & Neave Holdings Bhd	18	92
Gamuda Bhd (a)	348	286
Genting Berhad	281	309
Genting Malaysia Berhad	397	281
Genting Plantations Bhd	49	99
HAP Seng Consolidated Bhd	89	158
Hartalega Holdings Berhad	217	251
Hong Leong Bank Bhd	107	512
Hong Leong Financial Group Bhd	38	174
IHH Healthcare Berhad	411	603
IJM Corp. Bhd	382	151
IOI Corporation Berhad	476	466
IOI Properties Group Berhad	254	59
KLCC Property Holdings Berhad	80	125
Kuala Lumpur Kepong Bhd	76	457
Kumpulan Sime Darby Berhad	333	190
Malayan Banking Berhad	915	1,898
Malaysia Airports Holdings Bhd (a)	148	245
Maxis Communications Berhad	289	270
MISC Bhd	170	297
Mr D.I.Y. Group (M) Berhad	212	174
My E.G. Services Berhad	573	139
Nestle Bhd	7	232
Petronas Chemicals Group Berhad	321	733
Petronas Dagangan Bhd	49	239
Petronas Gas Bhd	129	512
PPB Group Bhd	94	382
Press Metal Aluminium (Australia) Pty Ltd	487	718
Public Bank Berhad	2,015	2,235
QL Resources Berhad	149	178
RHB Bank Bhd	266	376
Sime Darby Plantation Berhad	328	387
Telekom Malaysia Bhd	250	291
Tenaga Nasional Bhd	385	823
Top Glove Corporation Bhd	635	291
Westports Holdings Berhad	128	122
YTL Corp. Bhd	662	93
		17,437
United Arab Emirates 1.7%
Abu Dhabi Commercial Bank PJSC	371	1,060
Abu Dhabi Islamic Bank	179	426
Abu Dhabi National Oil Company	380	434
ALDAR Properties PJSC	510	683
Dubai Islamic Bank PJSC	361	605
Emaar Development LLC (a)	105	127
Emaar Properties PJSC	523	851
Emirates NBD Bank PJSC	316	1,284
Emirates Telecommunications Group Co. PJSC	455	4,581
First Abu Dhabi Bank PJSC	583	3,747
International Holdings Limited (a)	62	3,194
		16,992
Hong Kong 1.1%
BBMG Corporation - Class H	273	44
Bosideng International Holdings Limited (b)	454	211
China Everbright International Ltd.	490	294
China Gas Holdings Ltd.	332	426
China International Marine Containers Co. Ltd. - Class H (b)	29	48
China Mengniu Dairy Company Limited	359	1,925
China Molybdenum Co.,Ltd - Class H	431	223
China Resources Cement Holdings Limited	320	266
Chow Tai Fook Jewellery Group Limited	279	503
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (a)	120	56
COSCO SHIPPING Holdings Co., Ltd. - Class H	452	780
Dali Foods Group Company Limited (c)	297	156
Datang International Power Generation Co. Ltd. - Class H (a)	364	52
Dongfang Electric Corporation Limited - Class H	15	17
Dongyue Group Limited (b)	182	248
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (c)	150	250
Hopson Development Holdings Limited (b)	90	170
Huadian Power International Corp. Ltd. - Class H (b)	182	56
Kingboard Chemical Holdings Ltd.	85	409
Kingboard Laminates Holdings Limited	123	201
Lee & Man Paper Manufacturing Ltd.	262	136
Metallurgical Corporation of China Ltd. - Class H	215	58
Nine Dragons Paper (Holdings) Limited	245	213
Orient Overseas (International) Limited	24	622
Shimao Property Holdings Limited (b)	168	94
Sino Biopharmaceutical Limted	1,340	832
Sinotruk (Hong Kong) Limited	93	141
Sun Art Retail Group Limited	272	99
Wharf Holdings Ltd.	185	563
Xinyi Glass Holdings Limited	331	794
Zhongsheng Group Holdings Limited	72	502
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class H	235	149
		10,538
Qatar 1.0%
Barwa Real Estate Company Q.P.S.C	242	233
Commercial Bank of Qatar QSC	262	536
Doha Bank	213	151
Industries Qatar QSC	271	1,414
Masraf Al Rayan (Q.P.S.C.)	581	825
Mesaieed Petrochemical Holding Company Q.S.C.	586	469
Ooredoo QSC	105	205
Qatar Electricity & Water Co.	71	356
Qatar Fuel Company Q.P.S.C. (WOQOD)	66	327
Qatar Gas Transport Company Ltd.	296	291
Qatar International Islamic Bank	100	303
Qatar Islamic Bank SAQ	156	1,025
Qatar National Bank	585	3,707
Qatar Navigation Q.P.S.C.	75	176
		10,018
Philippines 0.9%
Aboitiz Equity Ventures Inc.	293	336
Aboitiz Power Corporation	233	162
AC Energy Corporation	1,320	222
Alliance Global Group Inc.	360	87
Ayala Corporation	35	551
Ayala Land Inc.	801	541
Bank of the Philippine Islands	258	495
BDO Unibank, Inc.	229	586
Converge Information and Communications Technology Solutions, Inc. (a)	218	127
Emperador Inc.	373	101
First Gen Corporation	69	35
Globe Telecom Inc.	4	173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
GT Capital Holdings, Inc.	10	108
International Container Terminal Services Inc.	113	491
JG Summit Holdings Inc.	403	476
Jollibee Foods Corp.	58	252
LT Group, Inc.	324	56
Manila Electric Company	31	226
Megaworld Corp.	1,847	107
Metro Pacific Investments Corporation	1,684	124
Metropolitan Bank & Trust Co.	226	249
Monde Nissin Corporation (a)	747	198
PLDT Inc.	12	424
Puregold Price Club, Inc.	147	102
Robinsons Land Corp.	200	79
Robinsons Retail Holdings, Inc.	49	53
San Miguel Corporation	45	97
San Miguel Food and Beverage, Inc. - Class B	81	96
Security Bank Corp.	30	62
SM Investments Corp	66	1,165
SM Prime Holdings Inc.	1,548	1,129
Universal Robina Corp.	106	248
		9,158
Kuwait 0.8%
Agility Public Warehousing Company KSCP	157	570
Ahli United Bank K.S.C.P	85	91
Boubyan Bank K.S.C.P	133	411
Gulf Bank K.S.C.P.	259	274
Kuwait Finance House K.S.C.P.	648	2,285
Mabanee Company (K.P.S.C)	70	211
Mobile Telecommunications Company K.S.C. P	259	536
National Bank of Kuwait S.A.K.P.	1,004	3,629
		8,007
Turkey 0.4%
Akbank Turk Anonim Sirketi - Class A	439	220
Arcelik A.S. - Class A	41	168
Aselsan Inc. - Class A	69	113
BIM Birlesik Magazalar A.S. - Class A	60	344
Coca-Cola Icecek Anonim Sirketi - Class A	7	57
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	247	271
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	151	332
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	183
Haci Omer Sabanci Holding A.S. - Class A	170	203
Koc Holding A.S. - Class A	151	407
Petkim Petrokimya Holding AS - Class A (a)	134	83
SASA Polyester Sanayi A.S. - Class A (a)	15	59
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	64
Turk Hava Yollari A.O. - Class A (a)	105	231
Turk Telekomunikasyon A/S - Class A	57	41
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	166	255
Turkiye Garanti Bankasi A.S. - Class A	294	244
Turkiye Is Bankasi Anonim Sirketi - Class C	257	154
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	217
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	163	169
Yapi ve Kredi Bankasi A.S. - Class A	430	119
		3,934
Chile 0.4%
AntarChile S.A.	9	72
Banco de Chile	5,847	627
Banco de Credito e Inversiones	8	271
Banco Santander-Chile	8,321	470
Cencosud S.A.	180	355
Cencosud Shopping S.A.	62	73
Cia Cervecerias Unidas SA	20	147
Empresas CMPC SA	147	273
Empresas COPEC SA	46	377
Enel Americas SA	2,399	290
Enel Chile S.A.	4,057	122
Quinenco S.A.	40	123
S.A.C.I. Falabella	97	313
		3,513
Colombia 0.3%
Banco de Bogota S.A. (d)	12	225
Bancolombia SA	39	450
Cementos Argos S.A.	66	109
Corporacion Financiera Colombiana S.A. (a)	12	93
Ecopetrol S.A.	633	592
Grupo Argos S A	46	169
Grupo de Inversiones Suramericana S.A. (d)	32	266
Grupo Energia Bogota S.A. ESP	349	229
Grupo Nutresa S.A. (d)	34	402
Interconexion Electrica SA	59	374
		2,909
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	16	342
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	75	660
OTP Bank Plc	30	1,098
		2,100
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	378
Hellenic Duty Free Shops S.A. - Class R (a) (d)	9	—
Hellenic Petroleum Holdings Societe Anonyme - Class R	7	53
Hellenic Telecommunications Organization SA - Class R	32	571
Jumbo S.A. - Class R	14	209
Motor Oil Hellas Corinth Refineries SA - Class R (a)	7	114
National Bank of Greece SA - Class R (a)	70	259
OPAP SA - Class R	27	387
		1,971
Czech Republic 0.2%
CEZ A/S	20	856
Komercni Banka A/S	10	369
MONETA Money Bank, a.s. (c)	62	253
		1,478
Bermuda 0.1%
Credicorp Ltd. (a)	8	1,389
Egypt 0.1%
Commercial International Bank Egypt SAE	247	624
Eastern Tobacco Co.	122	80
		704
Romania 0.0%
New Europe Property Investments PLC	64	426
Luxembourg 0.0%
Reinet Investments S.C.A. (a)	18	401
Peru 0.0%
Inretail Peru Corp. (c)	4	137
Intercorp Financial Services Inc.	5	166
		303
Singapore 0.0%
BOC Aviation Limited (c)	26	203
Pakistan 0.0%
Oil & Gas Development Co. Ltd.	80	36
Russian Federation 0.0%
Bank VTB (Public Joint Stock Company) (d)	680,515	—
Gazprom, Pao (d)	1,618	—
Joint Stock Company "Alrosa" (Public Stock Society) (d)	346	—
Public Joint Stock Company "Severstal" (d)	27	—
Public Joint Stock Company Magnet (d)	10	—
Public Joint Stock Company Mobile Telesystems (d)	115	—
Public Joint Stock Company Novatek (d)	131	—
Public Joint Stock Company PIK-Specialized Homebuilder (d)	15	—
Public Joint Stock Company Rostelecom (d)	157	—
Public Joint Stock Society "Fosagro" - GDR (c) (d)	11	—
Public Joint Stock Society "Inter RAO UES" (d)	4,398	—
Public Joint Stock Society "Magnitogorsk Iron And Steel Works" (d)	241	—
Public Joint Stock Society "Moscow Exchange MICEX-RTS" (a) (d)	189	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (d)	167	—
Public Joint Stock Society "Polyus" (d)	4	—
Public Joint Stock Society "Surgutneftegaz" (d)	1,157	—
Public Joint Stock Society "Tatneft" (d)	220	—
Public Joint Stock Society Fosagro (d)	2	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" (d)	8	—
Public Joint Stock Society Oil Company "Lukoil" (d)	49	—
Public Joint Stock Society Oil Company "Rosneft" (d)	301	—
RusHydro JSC (d)	13,159	—
Sberbank of Russia (d)	1,458	—
United Company RUSAL PLC (a) (d)	320	—
Total Common Stocks (cost $1,010,896)		952,128
PREFERRED STOCKS 2.4%
Brazil 1.4%
Banco Bradesco S.A. (a) (f)	631	2,944
Braskem S.A - Series A	26	237
Centrais Eletricas Brasileiras SA	30	237
Companhia Energetica de Minas Gerais Cemig (a)	141	451
Gerdau SA	149	965
Itau Unibanco Holding S.A. (f)	638	3,680
Itausa - Investimentos Itau SA (a)	624	1,413
Petroleo Brasileiro S/A Petrobras. (a) (f)	600	4,214
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	50	147
		14,288
South Korea 0.7%
Amorepacific Corporation	1	77
CJ CheilJedang Corp.	—	35
Cj Corporation	1	55
Hyundai Motor Co., 1.00% (g)	3	199
Hyundai Motor Co., 2.00% (g)	5	340
Hyundai Motor Company, 1.00% (g)	1	47
Kumho Petrochemical Co., Ltd.	—	23
LG Chem Ltd., 1.00% (g)	1	234
LG Electronics Inc.	2	112
LG Household & Health Care Ltd., 1.00% (g)	—	114
Mirae Asset Securities Co., Ltd.	1	4
NH Investment & Securities Co., Ltd.	1	6
Samsung Electro-Mechanics Co., Ltd.	—	23
Samsung Electronics Co. Ltd., 1.00% (g)	108	5,638
Samsung Fire & Marine Insurance Company	—	44
Samsung SDI Co., Ltd., 1.00% (g)	—	49
		7,000
Chile 0.2%
Sociedad Quimica y Minera de Chile SA - Preferred Class B	19	1,621
Colombia 0.1%
Bancolombia SA	59	636
Grupo Aval Acciones y Valores S.A. (a) (d)	508	15
Grupo Aval Acciones y Valores S.A.	508	115
Grupo de Inversiones Suramericana S.A.	15	89
		855
Taiwan 0.0%
China Development Financial Holding Corporation (a)	8	3
Russian Federation 0.0%
Public Joint Stock Society "Surgutneftegaz" (d)	1,025	—
Sberbank of Russia (d)	126	—
Tatneft, Pao (d)	9	—
Total Preferred Stocks (cost $23,698)		23,767
WARRANTS 0.0%
Thailand 0.0%
VGI Public Company Limited (a) (h)	205	1
Total Warrants (cost $0)		1
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
5.50%, 06/03/24, INR	17	—
Total Corporate Bonds And Notes (cost $0)		—
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (i) (j)	12,775	12,775
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.23% (i) (j)	9,802	9,802
Total Short Term Investments (cost $22,577)		22,577
Total Investments 100.9% (cost $1,057,171)		998,473
Other Derivative Instruments (0.0)%		(275)
Other Assets and Liabilities, Net (0.9)%		(8,191)
Total Net Assets 100.0%		990,007

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $628 and 0.1% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	38,133	26,301	2.7
Angelalign Technology Inc.	12/17/21	97	51	—
AU Small Finance Bank Limited	04/28/21	307	336	—
Autohome Inc.	06/18/21	329	175	—
Avenue Supermarts Limited	04/28/21	766	1,025	0.1
Baidu, Inc. - Class A	06/18/21	6,944	5,200	0.5
Bandhan Bank Limited	04/28/21	372	346	—
BeiGene, Ltd.	04/26/21	2,127	1,322	0.1
Blue Moon Group Holdings Limited	06/18/21	256	149	—
BOC Aviation Limited	04/26/21	200	203	—
Cansino Biologics Inc. - Class H	06/18/21	408	153	—
China Feihe Limited	04/26/21	1,007	391	0.1
China General Nuclear Power Corporation - Class H	04/26/21	462	390	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China International Capital Corporation (Hong Kong) Limited - Class H	04/26/21	415	430	0.1
China Literature Limited	04/26/21	542	243	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	96	—
China Resources Mixc Lifestyle Services Limited	06/18/21	466	384	0.1
China Tower Corporation Limited - Class H	04/26/21	930	620	0.1
China Zheshang Bank Co., Ltd. - Class H	05/20/21	10	10	—
Dali Foods Group Company Limited	04/26/21	214	156	—
Everbright Securities Company Limited - Class H	01/11/22	53	47	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	351	341	—
Ganfeng Lithium Co., Ltd. - Class H	04/26/21	552	469	0.1
General Insurance Corporation of India	08/25/21	42	30	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	127	—
Haidilao International Holding Ltd.	04/26/21	634	240	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	688	250	—
Hapvida Participacoes E Investimentos Ltda	04/26/21	1,276	1,311	0.1
HDFC Life Insurance Company Limited	04/28/21	1,138	872	0.1
Huatai Securities Co.,Ltd. - Class H	04/26/21	446	333	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	514	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	374	347	—
Innovent Biologics, Inc. - Class B	04/26/21	629	401	0.1
Inretail Peru Corp.	05/19/21	150	137	—
Interglobe Aviation Limited	04/28/21	287	344	—
JD Health International Inc.	06/18/21	1,624	849	0.1
Jinxin Fertility Group Limited	04/26/21	301	133	—
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	73	—
Kuaishou Technology	06/18/21	3,745	1,753	0.2
Larsen & Toubro Infotech Limited	04/28/21	301	463	0.1
Meituan Dianping - Class B	04/26/21	11,024	10,239	1.0
Ming Yuan Cloud Group Holdings Limited	04/26/21	457	124	—
MONETA Money Bank, a.s.	04/26/21	211	253	—
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,274	1,209	0.1
Orient Securities Company Limited - Class H	05/20/21	57	58	—
Pepkor Holdings Ltd	04/26/21	204	260	—
Ping An Healthcare and Technology Company Limited	04/26/21	744	180	—
POP MART International Group Limited	06/18/21	758	412	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	754	1,002	0.1
Public Joint Stock Society "Fosagro"	04/26/21	157	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	36	—
Red Star Macalline Group Corporation Ltd. - Class H	05/20/21	57	44	—
SBI Life Insurance Company Limited	04/28/21	727	837	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	171	152	—
Shanghai Junshi Biosciences Co.,Ltd. - Class H	06/18/21	126	125	—
Shenwang Hongyuan Group Co., Ltd - Class H	05/20/21	58	44	—
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H	05/20/21	57	30	—
Shimao Property Holdings Limited	04/26/21	255	52	—
Smoore International Holdings Limited	04/26/21	1,621	535	0.1
Sunac Services Holdings Limited	06/18/21	359	70	—
Tongcheng-Elong Holdings Limited	04/26/21	274	256	—
Topsports International Holdings Limited	04/26/21	471	330	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	427	756	0.1
ZTO Express Co., Ltd.	06/18/21	1,906	1,640	0.2
		89,707	65,659	6.6

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	322	June 2022	17,526	(275)	594

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	78,779	872,289	1,060	952,128
Preferred Stocks	23,752	—	15	23,767
Warrants	—	1	—	1
Corporate Bonds And Notes	—	—	—	—
Short Term Investments	22,577	—	—	22,577
	125,108	872,290	1,075	998,473
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	594	—	—	594
	594	—	—	594

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.6%
Japan 23.7%
ABC-Mart Inc.	5	180
Acom Co. Ltd.	60	156
Advance Residence Investment Corp.	—	595
Advantest Corporation	28	2,216
AEON Co. Ltd.	127	2,707
AEON Mall Co. Ltd.	14	188
Air Water Inc.	35	489
Aisin Seiki Co. Ltd.	27	931
Ajinomoto Co. Inc.	79	2,251
Alfresa Holdings Corp.	32	445
All Nippon Airways Co. Ltd. (a) (b)	24	497
Amada Co. Ltd.	54	480
Asahi Breweries Ltd.	70	2,548
Asahi Glass Co. Ltd.	31	1,255
Asahi Intecc Co., Ltd.	34	670
Asahi Kasei Corp.	201	1,739
Asics Corp.	26	493
Astellas Pharma Inc.	263	4,120
Bandai Namco Holdings Inc.	32	2,426
Bank of Kyoto Ltd. (b)	11	501
Benefit One Inc. (b)	11	235
Bridgestone Corp.	87	3,351
Brother Industries Ltd.	39	718
Calbee,Inc. (b)	18	337
Canon Inc.	150	3,665
Capcom Co. Ltd.	24	570
Casio Computer Co. Ltd.	35	400
Central Japan Railway Co.	29	3,804
China Bank Ltd.	112	658
Chubu Electric Power Co. Inc.	108	1,117
Chugai Pharmaceutical Co. Ltd.	93	3,107
Chugoku Electric Power Co. Inc. (b)	50	344
Concordia Financial Group, Ltd. (b)	182	678
COSMOS Pharmaceutical Corporation	3	400
CyberAgent Inc.	61	759
Dai Nippon Printing Co. Ltd.	37	865
Daifuke Co. Ltd.	18	1,295
Dai-ichi Life Holdings, Inc.	160	3,224
Daiichi Sankyo Company, Ltd	264	5,771
Daikin Industries Ltd.	42	7,576
Dainippon Sumitomo Pharma Co. Ltd.	26	258
Daito Trust Construction Co. Ltd.	9	977
Daiwa House Industry Co. Ltd.	97	2,523
Daiwa House REIT Investment Corporation	—	812
Daiwa Securities Group Inc. (b)	226	1,278
Denso Corp.	74	4,716
Dentsu Inc.	36	1,479
Disco Corp.	4	1,229
East Japan Railway Co.	53	3,089
Eisai Co. Ltd.	43	2,004
Fanuc Ltd.	27	4,778
Fast Retailing Co. Ltd.	10	4,876
Fuji Electric Holdings Co. Ltd.	22	1,115
FUJIFILM Holdings Corp.	58	3,524
Fujitsu Ltd.	27	3,973
Fukuoka Financial Group, Inc.	29	562
GLP J-REIT	1	992
GMO Payment Gateway, Inc.	6	658
Hakuhodo DY Holdings Incorporated	45	570
Hamamatsu Photonics KK	20	1,069
Hankyu Hanshin Holdings Inc.	36	1,030
Harmonic Drive Systems Inc.	6	213
Haseko Corp.	28	325
Hikari Tsushin Inc.	3	342
Hino Motors Ltd.	43	249
Hirose Electric Co. Ltd.	5	711
Hitachi Construction Machinery Co. Ltd.	15	389
Hitachi Ltd.	137	6,883
Hitachi Metals Ltd. (a)	28	475
Honda Motor Co. Ltd.	249	7,048
Hoshizaki Corporation	9	618
Hoya Corp.	52	5,924
Hulic Co. Ltd.	75	673
IBIDEN Co., Ltd.	20	975
Idemitsu Kosan Co., Ltd. (b)	37	1,022
Iida Group Holdings Co., Ltd. (b)	28	482
Inpex Corporation	148	1,748
Isuzu Motors Ltd.	89	1,152
ITOCHU Corp.	212	7,177
ITOCHU Techno-Solutions Corporation	14	354
Japan Airlines Co., Ltd (a)	22	408
Japan Airport Terminal Co. Ltd. (a)	13	581
Japan Exchange Group Inc.	77	1,430
Japan Post Holdings Co., Ltd.	165	1,210
Japan Post Insurance Co., Ltd.	30	525
Japan Prime Realty Investment Corp.	—	473
Japan Real Estate Investment Corp.	—	976
Japan Retail Fund Investment Corp.	1	889
Japan Tobacco Inc.	157	2,694
JFE Holdings Inc.	76	1,076
JS Group Corp.	44	809
JSR Corp.	32	950
JXTG Holdings, Inc.	464	1,741
Kajima Corp. (b)	74	905
Kakaku.com Inc.	19	424
Kansai Electric Power Co. Inc.	112	1,054
Kansai Paint Co. Ltd.	39	621
Kao Corp.	68	2,815
Kawasaki Heavy Industries Ltd.	25	462
KDDI Corp.	236	7,750
Keio Corp. (b)	18	712
Keisei Electric Railway Co. Ltd.	24	653
Kewpie Corporation	18	353
Keyence Corp.	27	12,750
Kikkoman Corp.	27	1,805
Kinden Corp.	16	202
Kintetsu Corp.	26	754
Kirin Holdings Co. Ltd.	122	1,831
Kobayashi Pharmaceutical Co. Ltd.	8	667
Kobe Bussan Co., Ltd.	18	563
Koei Tecmo Holdings Co., Ltd. (b)	9	285
Koito Manufacturing Co. Ltd.	19	774
Komatsu Ltd.	142	3,399
Konami Corp.	15	947
Kose Corp.	5	545
Kubota Corp.	164	3,087
Kuraray Co. Ltd.	54	463
Kurita Water Industries Ltd.	16	595
Kyocera Corp.	50	2,817
Kyowa Kirin Co., Ltd.	38	882
Kyushu Electric Power Co. Inc.	72	480
Kyushu Railway Company (b)	24	488
Lasertec Corporation	11	1,892
Lawson Inc.	7	257
Lion Corp.	45	506
M3, Inc.	62	2,252
Makita Corp.	40	1,290
Marubeni Corp.	247	2,861
Marui Group Co. Ltd. (b)	34	622
Matsumotokiyoshi Holdings Co., Ltd.	14	509
Mazda Motor Corp.	90	665
McDonald's Holdings Co. Japan Ltd.	9	391
Medipal Holdings Corp.	32	524
Meiji Holdings Co., Ltd.	21	1,113
Mercari, Inc. (a)	15	387
Minebea Mitsumi Inc.	57	1,236
MISUMI Group Inc.	39	1,172
Mitsubishi Chemical Holdings Corporation	194	1,289
Mitsubishi Corp.	213	8,002
Mitsubishi Electric Corp.	302	3,473
Mitsubishi Estate Co. Ltd.	202	3,007
Mitsubishi Gas Chemical Co. Inc. (b)	31	527
Mitsubishi Heavy Industries Ltd.	48	1,587
Mitsubishi Motors Corp. (a) (b)	90	241
Mitsubishi UFJ Financial Group Inc.	1,828	11,260
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	485

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Mitsui & Co. Ltd.	235	6,374
Mitsui Chemicals Inc.	31	770
Mitsui Fudosan Co. Ltd.	135	2,884
Mitsui OSK Lines Ltd. (b)	52	1,449
Mizuho Financial Group Inc.	363	4,617
MonotaRO Co., Ltd.	37	788
MS&AD Insurance Group Holdings, Inc.	65	2,118
Murata Manufacturing Co. Ltd.	91	6,015
Nabtesco Corp.	19	498
Nagoya Railroad Co. Ltd.	30	528
NEC Corp.	39	1,648
NEC Electronics Corp. (a)	195	2,264
NEXON Co.,Ltd.	68	1,602
NGK Insulators Ltd.	41	589
NGK Spark Plug Co. Ltd.	26	419
Nidec Corp.	79	6,293
Nihon M & A Center Inc.	44	613
Nikon Corp.	53	566
Nintendo Co. Ltd.	17	8,491
Nippon Building Fund Inc.	—	1,341
Nippon Express Co., Ltd.	13	899
Nippon Meat Packers Inc. (b)	16	531
Nippon Paint Co. Ltd.	210	1,851
Nippon Shinyaku Co., Ltd.	9	627
Nippon Steel Corporation	138	2,432
Nippon Telegraph & Telephone Corp.	173	5,025
Nippon Yusen KK (b)	24	2,132
Nissan Chemical Industries Ltd.	19	1,139
Nissan Motor Co., Ltd. (a)	333	1,479
Nisshin Seifun Group Inc.	40	554
Nissin Foods Holdings Co. Ltd.	11	767
Nitori Co. Ltd.	12	1,494
Nitto Denko Corp.	22	1,555
Nomura Holdings Inc.	422	1,765
Nomura Real Estate Holdings, Inc.	17	406
Nomura Real Estate Master Fund. Inc.	1	937
Nomura Research Institute Ltd.	61	2,013
NSK Ltd. (b)	74	445
NTT Data Corp.	91	1,786
Obayashi Corp.	108	795
Obic Co. Ltd.	9	1,397
Odakyu Electric Railway Co. Ltd.	49	807
OJI Holdings Corp.	152	752
Olympus Corp.	188	3,580
Omron Corp.	29	1,970
Ono Pharmaceutical Co. Ltd.	68	1,702
Open House Co.,Ltd.	11	478
Oracle Corp. Japan	5	320
Oriental Land Co. Ltd.	32	6,213
ORIX Corp.	173	3,441
Orix J-REIT Inc.	—	569
Osaka Gas Co. Ltd.	63	1,074
Otsuka Corp.	17	586
Otsuka Holdings Co., Ltd.	81	2,810
Pan Pacific International Holdings Corporation	79	1,264
Panasonic Corp.	328	3,180
Persol Holdings Co., Ltd.	29	647
Pola Orbis Holdings Inc.	12	155
Prologis	—	1,130
Rakuten Inc.	132	1,036
Recruit Holdings Co., Ltd.	242	10,617
Resona Holdings Inc.	355	1,517
Ricoh Co. Ltd.	103	890
Rinnai Corp.	6	441
Rohm Co. Ltd.	13	1,025
Ryohin Keikaku Co. Ltd.	36	422
Santen Pharmaceutical Co. Ltd.	60	597
SBI Holdings Inc. (b)	37	922
SCSK Corporation	23	396
Secom Co. Ltd.	31	2,251
Sega Sammy Holdings Inc.	27	463
Seibu Holdings Inc.	41	421
Seiko Epson Corp. (b)	49	732
Sekisui Chemical Co. Ltd.	60	865
Sekisui House Ltd.	90	1,744
Seven & I Holdings Co., Ltd.	114	5,431
SG Holdings Co., Ltd.	75	1,418
Sharp Corp. (b)	29	271
Shimadzu Corp.	39	1,359
Shimano Inc.	12	2,675
Shimizu Corp. (b)	105	631
Shin-Etsu Chemical Co. Ltd.	56	8,581
Shinsei Bank Ltd. (b)	15	269
Shionogi & Co. Ltd.	41	2,502
Shiseido Co. Ltd.	56	2,841
Shizuoka Bank Ltd.	86	601
Showa Denko KK	23	448
SMC Corp.	9	4,985
Softbank Corp.	400	4,692
SoftBank Group Corp.	181	8,156
Sohgo Security Services Co. Ltd.	13	432
Sojitz Corp.	33	552
Sompo Holdings, Inc.	52	2,285
Sony Corp.	180	18,589
Square Enix Holdings Co. Ltd.	13	563
Stanley Electric Co. Ltd.	23	433
Subaru Corp. NPV	85	1,347
SUMCO Corporation	38	617
Sumitomo Chemical Co. Ltd.	248	1,133
Sumitomo Corp.	178	3,076
Sumitomo Electric Industries Ltd.	108	1,287
Sumitomo Heavy Industries Ltd. (b)	19	430
Sumitomo Metal Mining Co. Ltd.	38	1,927
Sumitomo Mitsui Financial Group Inc.	195	6,184
Sumitomo Mitsui Trust Holdings Inc.	52	1,699
Sumitomo Realty & Development Co. Ltd.	69	1,897
Sumitomo Rubber Industries Inc.	29	261
Sundrug Co. Ltd.	10	246
Suntory Beverage & Food Limited	19	729
Suzuki Motor Corp.	68	2,338
Sysmex Corp.	25	1,804
T&D Holdings Inc.	80	1,087
Taisei Corp.	28	805
Taisho Pharmaceutical Holdings Company Ltd. (b)	9	395
Taiyo Nippon Sanso Corp.	32	606
Takeda Pharmaceutical Co. Ltd.	227	6,518
TDK Corp.	56	2,024
Terumo Corp.	109	3,325
TIS Inc.	30	713
Tobu Railway Co. Ltd.	29	697
Toho Co. Ltd.	18	675
Tohoku Electric Power Co. Inc. (b)	76	444
Tokio Marine Holdings Inc.	100	5,808
Tokyo Century Corp.	8	295
Tokyo Electric Power Co. Holdings Inc. (a)	112	369
Tokyo Electron Ltd.	22	11,534
Tokyo Gas Co. Ltd.	58	1,059
Tokyu Corp.	75	977
Tokyu Fudosan Holdings Corporation	84	461
Toppan Printing Co. Ltd.	53	930
Toray Industries Inc.	220	1,132
Toshiba Corp.	62	2,300
Tosoh Corp.	49	722
TOTO Ltd.	24	961
Toyo Suisan Kaisha Ltd.	16	555
Toyota Boshoku Corporation	11	182
Toyota Industries Corp.	29	2,000
Toyota Motor Corp.	1,848	33,441
Toyota Tsusho Corp.	35	1,456
Trend Micro Inc.	21	1,226
TSURUHA Holdings ,Inc.	5	311
Unicharm Corp.	64	2,286
United Urban Investment Corp.	—	547
USS Co. Ltd.	34	565
Welcia Holdings Co.,Ltd.	16	384
West Japan Railway Co.	35	1,478
Workman Co., Ltd.	3	127
Yahoo! Japan Corp.	382	1,669
Yakult Honsha Co. Ltd.	23	1,219
Yamada Denki Co. Ltd. (b)	118	366

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Yamaha Corp.	25	1,073
Yamaha Motor Co. Ltd.	47	1,063
Yamato Holdings Co. Ltd.	48	907
Yamazaki Baking Co. Ltd.	28	341
Yaskawa Electric Corp.	38	1,496
Yokogawa Electric Corp.	36	615
ZOZO, Inc.	13	353
		575,525
United Kingdom 13.9%
3i Group plc	141	2,564
Admiral Group PLC	39	1,297
Allfunds Group PLC	23	270
Anglo American PLC	193	10,154
Ashtead Group Public Limited Company	64	4,064
ASOS Plc (a)	10	221
Associated British Foods PLC	53	1,153
AstraZeneca PLC	222	29,390
Auto Trader Group PLC	131	1,092
Avast PLC (c)	94	700
AVEVA Group plc	17	554
Aviva PLC	572	3,373
B&M European Value Retail S.A.	123	861
BAE Systems PLC	458	4,319
Barclays PLC	2,296	4,461
Barratt Developments PLC	152	1,041
BP P.L.C.	2,818	13,756
Bridgepoint Group PLC (a) (c)	16	75
British American Tobacco P.L.C.	327	13,724
BT Group Plc	1,251	2,980
Bunzl Public Limited Company	46	1,810
Burberry Group PLC	55	1,203
Centrica PLC (a)	884	925
Coca-Cola European Partners PLC (a)	30	1,449
Compass Group PLC	256	5,507
Convatec Group PLC (c)	242	685
Croda International Public Limited Company	21	2,137
Darktrace PLC (a)	22	130
DCC Public Limited Company	15	1,181
Dechra Pharmaceuticals PLC	16	834
Deliveroo PLC - Class A (a)	28	42
Derwent London PLC	17	709
Diageo PLC	334	16,928
Direct Line Insurance Limited	186	672
Dr. Martens PLC (a)	53	164
DS Smith PLC	205	864
easyJet PLC (a)	76	550
Evraz PLC (d)	82	113
Experian PLC	137	5,311
Ferguson PLC	33	4,446
Fiat Chrysler Automobiles N.V. (a)	319	5,159
GlaxoSmithKline PLC	718	15,534
GVC Holdings PLC (a)	87	1,875
Halma Public Limited Company	55	1,794
Harbour Energy PLC	67	423
Hargreaves Lansdown PLC	48	634
Hikma Pharmaceuticals Public Limited Company	24	652
Hiscox Ltd.	53	691
Howden Joinery Group PLC	87	872
HSBC Holdings PLC	2,966	20,335
Imperial Brands PLC	136	2,866
Informa Switzerland Limited (a)	207	1,628
InterContinental Hotels Group PLC	27	1,820
Intermediate Capital Group PLC	42	991
Intertek Group Plc	23	1,575
Intu Properties PLC (a) (d)	156	—
ITV Plc	543	579
J Sainsbury PLC	258	858
JD Sports Fashion PLC (a)	372	723
Johnson Matthey PLC	30	733
Kingfisher Plc	314	1,053
Land Securities Group PLC	112	1,153
Legal & General Group PLC	868	3,092
Lloyds Banking Group PLC	10,159	6,232
London Stock Exchange Group PLC	46	4,837
M&G PLC	390	1,133
Marks & Spencer Group Plc (a)	293	594
Meggitt PLC (a)	110	1,095
Melrose Holdings Limited	626	1,014
Mondi plc	70	1,358
National Grid PLC	550	8,491
Next PLC	19	1,513
Ocado Group PLC (a)	90	1,381
Oxford Nanopore Technologies Limited (a)	54	290
Pearson PLC	113	1,108
Pepco Group N.V. (a) (c)	7	75
Persimmon Public Limited Company	44	1,233
Phoenix Group Holdings PLC	123	989
Prudential Public Limited Company (e)	394	5,823
Reckitt Benckiser Group PLC	105	8,059
Relx PLC	282	8,850
Rentokil Initial PLC	277	1,922
Rightmove PLC	123	1,022
Rio Tinto PLC	152	12,098
Rolls-Royce Holdings plc (a)	1,157	1,535
Royal Mail PLC	119	511
Schroders PLC	19	783
Schroders PLC	6	150
SEGRO Public Limited Company	172	3,038
Severn Trent PLC	36	1,461
Smith & Nephew PLC	128	2,035
Smiths Group PLC	59	1,128
Spirax-Sarco Engineering PLC	10	1,658
SSE PLC	147	3,376
St. James's Place PLC	81	1,526
Standard Chartered PLC	362	2,400
Standard Life Aberdeen PLC	328	920
Tate & Lyle Public Limited Company	70	680
Taylor Wimpey PLC	545	929
Tesco PLC	1,114	4,032
The Berkeley Group Holdings PLC	16	782
The British Land Company Public Limited Company	140	973
The Royal Bank of Scotland Group Public Limited Company	752	2,120
The Sage Group PLC.	167	1,538
THG Holdings PLC (a)	102	124
Travis Perkins PLC	34	550
Unilever PLC	377	17,164
United Utilities Group PLC	102	1,496
Vodafone Group Public Limited Company	3,854	6,275
Weir Group PLC(The)	34	734
Whitbread PLC (a)	30	1,122
Wise PLC - Class A (a)	59	383
WPP 2012 Limited	176	2,315
		337,604
France 9.6%
Adevinta ASA - Class B (a) (c)	58	533
Aeroports de Paris (a)	4	549
Alstom	43	994
Amundi (c)	9	624
Arkema	9	1,082
AXA SA	297	8,678
Biomerieux SA	6	664
BNP Paribas SA	164	9,366
Bollore SA	137	718
Bouygues SA	30	1,059
Bureau Veritas	43	1,238
Capgemini SA	23	5,116
Carrefour SA	87	1,876
Cie de Saint-Gobain	76	4,536
Cie Generale d'Optique Essilor International SA	43	7,938
CNP Assurances SA	21	502
Compagnie Generale des Etablissements Michelin	25	3,429
Covivio	7	539
Credit Agricole SA	198	2,368
Danone	99	5,469
Dassault Aviation	3	513
Dassault Systemes	98	4,806
EDENRED	36	1,769
Eiffage	11	1,112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Electricite de France (b)	63	595
Engie (a)	259	3,401
Gecina SA	8	1,021
Getlink S.E.	65	1,171
Hermes International SCA	5	7,008
IPSEN	6	693
Kering SA	10	6,627
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	68	11,842
Legrand SA	38	3,597
L'Oreal SA	34	13,542
LVMH Moet Hennessy Louis Vuitton SE	38	27,364
Orange SA	267	3,154
Pernod-Ricard SA	29	6,353
Publicis Groupe SA	33	2,033
Safran	51	5,953
Sanofi SA	165	16,878
Sartorius Stedim Biotech	3	1,414
Schneider Electric SE (a)	81	13,641
SEB SA	4	602
Societe Generale SA	116	3,104
Sodexo SA	11	893
Teleperformance	9	3,270
Thales SA	16	2,007
Total SA	354	17,894
Veolia Environnement	91	2,928
VINCI	75	7,713
Vivendi SA	119	1,552
Worldline (a) (c)	35	1,542
		233,270
Switzerland 8.6%
ABB Ltd. - Class N	256	8,312
Adecco Group AG - Class N	24	1,105
Alcon AG	71	5,668
Baloise Holding AG - Class N	6	1,151
Barry Callebaut AG - Class N	—	868
Coca-Cola HBC AG	26	533
Compagnie Financiere Richemont SA	75	9,419
Credit Suisse Group AG - Class N	349	2,764
EMS-Chemie Holding AG	1	880
Geberit AG - Class N	5	3,141
Givaudan SA - Class N	1	4,642
Glencore PLC	1,574	10,283
Julius Bar Gruppe AG - Class N	32	1,870
Kühne + Nagel International AG	7	2,066
LafargeHolcim Ltd.	75	3,656
Lindt & Spruengli AG - Class N	—	1,936
Lonza Group AG	11	7,687
Nestle SA - Class N	404	52,507
Novartis AG - Class N	349	30,648
Partners Group Holding AG	3	4,063
Roche Holding AG	4	1,778
Schindler Holding AG - Class N	3	622
SGS SA - Class N	1	2,396
Sika AG	22	7,272
Sonova Holding AG	8	3,243
STMicroelectronics NV	93	4,013
Straumann Holding AG - Class N	2	2,663
Swatch Group AG	4	1,219
Swatch Group AG - Class N	9	476
Swiss Life Holding AG - Class N	5	2,898
Swiss Re AG	41	3,921
Swisscom AG - Class N (b)	4	2,159
Temenos Group AG - Class N	10	948
UBS Group AG	529	10,351
Vifor Pharma AG	7	1,165
Zurich Insurance Group AG - Class N	21	10,589
		208,912
Australia 7.7%
Alumina Ltd.	359	536
Ampol Limited	36	818
APA Group	176	1,402
Aristocrat Leisure Limited	93	2,515
ASX Ltd.	28	1,704
Aurizon Holdings Limited	252	693
Australia & New Zealand Banking Group Ltd.	405	8,286
Bendigo and Adelaide Bank Ltd.	80	613
BHP Group PLC	724	27,729
BlueScope Steel Ltd.	64	996
Boral Ltd. (a)	44	115
Brambles Limited	209	1,544
Challenger Financial Services Group Ltd.	87	435
CIMIC Group Limited	10	170
Cochlear Ltd.	9	1,577
Coles Group Limited	193	2,582
Commonwealth Bank of Australia	245	19,250
Computershare Ltd.	85	1,560
Crown Resorts Limited (a)	50	478
CSL Ltd.	69	13,694
DEXUS Funds Management Limited	152	1,236
Domino's Pizza Enterprises Limited	9	618
Endeavour Group Limited	184	997
Evolution Mining Limited	256	837
Fortescue Metals Group Ltd.	242	3,693
Goodman Funding Pty Ltd	245	4,166
GPT Group	269	1,036
Harvey Norman Holdings Ltd. (b)	104	414
IDP Education Limited	30	707
Incitec Pivot Ltd.	294	829
Insurance Australia Group Ltd.	370	1,205
LendLease Corp. Ltd. (b)	103	860
Macquarie Group Limited	52	7,784
Magellan Financial Group Ltd (b)	22	255
Medibank Private Limited	415	952
Mirvac Group	513	950
National Australia Bank Ltd.	471	11,181
Newcrest Mining Ltd.	122	2,439
Northern Star Resources Ltd.	173	1,392
Orica Ltd.	62	730
Origin Energy Ltd.	242	1,121
Qantas Airways Ltd. (a)	140	540
QBE Insurance Group Ltd.	212	1,803
Ramsay Health Care Ltd.	25	1,223
REA Group Ltd.	8	756
Reece Limited	43	600
Rio Tinto Ltd.	53	4,674
Santos Ltd.	437	2,527
Scentre Group Limited	739	1,679
SEEK Limited	53	1,164
Seven Group Holdings Limited (b)	23	362
Sonic Health Care Ltd.	69	1,820
South32 Limited	673	2,514
Stockland	320	1,014
Suncorp Group Ltd.	177	1,464
Tabcorp Holdings Ltd.	295	1,174
Telstra Corp. Ltd.	582	1,713
TPG Telecom Limited	57	259
Transurban Group	443	4,477
Treasury Wine Estates Limited	100	862
Vicinity Centres RE Ltd	588	810
Washington H Soul Pattinson & Co. Ltd.	35	755
Wesfarmers Ltd.	161	6,041
Westpac Banking Corporation	502	9,050
Wisetech Global Limited	22	819
Woodside Petroleum Ltd.	139	3,329
Woolworths Group Ltd.	174	4,849
WorleyParsons Ltd.	49	468
		186,845
Germany 6.9%
Adidas AG - Class N	26	5,993
Allianz SE	59	14,055
Aroundtown SA	145	831
BASF SE - Class N	132	7,546
Bayer AG - Class N	140	9,582
Bayerische Motoren Werke AG	45	3,900
Beiersdorf AG	13	1,414
Brenntag AG - Class N	22	1,802
Carl Zeiss Meditec AG	5	857

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Continental AG	16	1,122
Covestro AG (c)	28	1,398
Daimler AG - Class N	120	8,436
Delivery Hero SE (a) (c)	27	1,186
Deutsche Bank Aktiengesellschaft - Class N	301	3,813
Deutsche Boerse AG - Class N	27	4,857
Deutsche Lufthansa AG (a)	86	698
Deutsche Post AG - Class N	142	6,791
Deutsche Telekom AG - Class N	490	9,180
Dresdner Bank AG (a)	148	1,122
DW Property Invest GmbH	6	190
E.ON SE - Class N	317	3,692
Evonik Industries AG	29	796
Fresenius Medical Care AG & Co. KGaA	28	1,883
Fresenius SE & Co. KGaA	58	2,140
GEA Group AG	22	914
Hannover Rueck SE - Class N	8	1,420
HeidelbergCement AG	20	1,145
Henkel AG & Co. KGaA	15	981
Infineon Technologies AG - Class N	189	6,435
Kion Group AG	10	637
Merck KGaA	18	3,857
MTU Aero Engines AG - Class N	8	1,779
Muenchener Rueckversicherungs AG - Class N	20	5,383
Puma SE	14	1,195
RWE AG	98	4,293
SAP SE	156	17,384
Siemens AG - Class N	114	15,751
Siemens Energy AG	55	1,250
Siemens Healthineers AG (c)	40	2,493
Symrise AG	19	2,243
Talanx Aktiengesellschaft	7	307
Telefonica Deutschland Holding AG	139	379
TUI AG - Class N (a) (c)	124	390
Uniper SE	14	350
Vonovia SE	112	5,233
Zalando SE (a) (c)	28	1,408
		168,511
Netherlands 6.0%
Adyen B.V. (a) (c)	4	8,796
Aegon NV	202	1,066
Airbus SE	88	10,595
Akzo Nobel N.V.	26	2,280
argenx SE (a)	7	2,312
ASM International N.V.	6	2,027
ASML Holding	58	39,059
CNH Industrial N.V. (a)	145	2,292
HAL Trust	13	1,972
Heineken Holding N.V.	15	1,184
Heineken NV	34	3,276
ING Groep N.V.	562	5,886
JDE Peet's N.V.	10	277
Koninklijke Ahold Delhaize N.V.	148	4,769
Koninklijke DSM N.V.	25	4,500
Koninklijke KPN N.V.	487	1,694
Koninklijke Philips N.V.	130	3,956
NN Group N.V.	45	2,259
Prosus N.V.	126	6,759
Randstad NV (b)	17	1,008
Shell PLC - Class A	1,104	30,330
Unibail-Rodamco SE	17	1,304
Universal Music Group N.V. (a)	191	5,077
Wolters Kluwer NV - Class C	38	4,036
		146,714
Sweden 3.6%
AB Sagax - Class B	24	731
Aktiebolaget Electrolux - Class B (b)	38	575
Aktiebolaget Industrivarden - Class A	28	786
Aktiebolaget Industrivarden - Class C	25	707
Aktiebolaget SKF - Class A	2	43
Aktiebolaget SKF - Class B (b)	54	872
Aktiebolaget Volvo - Class A	28	543
Aktiebolaget Volvo - Class B	228	4,239
Alfa Laval AB	45	1,535
Assa Abloy AB - Class B	140	3,794
Atlas Copco Aktiebolag - Class A	92	4,784
Atlas Copco Aktiebolag - Class B	57	2,563
Axfood Aktiebolag	16	520
Boliden AB	41	2,070
Castellum AB	41	1,017
Deca Games Holding AB - Class B (a)	83	692
Elekta AB (publ) - Class B	45	359
Epiroc Aktiebolag - Class A	89	1,904
Epiroc Aktiebolag - Class B	59	1,057
EQT AB (c)	38	1,476
Ericsson - Class A (b)	8	73
Essity Aktiebolag (publ) - Class A (b)	3	83
Essity Aktiebolag (publ) - Class B (b)	86	2,043
Evolution Gaming Group AB (publ) (c)	26	2,671
Fabege AB	41	609
Fastighets Ab Balder - Class B (a)	15	1,004
G&L Beijer Ref AB - Class B	36	648
Getinge AB - Class B	33	1,310
Hennes & Mauritz AB - Class B	109	1,457
Hexagon Aktiebolag - Class B	298	4,192
Hexpol AB - Class B	40	386
Holmen Aktiebolag - Class B	14	779
Husqvarna Aktiebolag - Class B	62	648
Indutrade Aktiebolag	35	889
Intrum AB	10	267
Investmentaktiebolaget Latour - Class B	17	544
Investor Aktiebolag - Class A	78	1,831
Investor Aktiebolag - Class B	263	5,730
Kinnevik AB - Class B (a)	34	902
L E Lundbergforetagen AB - Class B	9	444
Lifco Ab (Publ) - Class B	27	681
Lundin Petroleum AB (b)	29	1,218
NIBE Industrier AB - Class B	207	2,297
Nordnet AB	16	294
Saab AB - Class B	12	453
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	161	724
Sandvik AB	160	3,398
Securitas AB - Class B	48	546
Sinch AB (publ) (a) (c)	98	672
Skandinaviska Enskilda Banken AB - Class A	234	2,525
Skanska AB - Class B (b)	57	1,279
SSAB AB - Class A	31	213
SSAB AB - Class B	95	634
Storskogen Group AB (publ)	143	350
Svenska Cellulosa Aktiebolaget SCA - Class A	4	72
Svenska Cellulosa Aktiebolaget SCA - Class B	89	1,739
Svenska Handelsbanken AB - Class A (b)	216	1,986
Svenska Handelsbanken AB - Class B (b)	6	63
Swedbank AB - Class A (b)	135	2,007
Swedish Match AB	232	1,746
Tele2 AB - Class B	75	1,134
Telefonaktiebolaget LM Ericsson - Class B (b)	415	3,791
Telia Co. AB (b)	368	1,474
Trelleborg AB - Class B	36	845
Vitrolife AB	9	305
Volvo Car AB - Class B (a) (b)	77	557
		87,780
Hong Kong 2.6%
AIA Group Limited	1,735	18,112
Budweiser Brewing Company APAC Limited (c)	246	651
CK Asset Holdings Limited	285	1,950
CK Hutchison Holdings Limited	385	2,817
CK Infrastructure Holdings Limited	84	562
CLP Holdings Ltd.	242	2,357
Dairy Farm International Holdings Ltd. (a)	38	108
ESR Cayman Limited (a) (c)	378	1,169
Galaxy Entertainment Group Ltd. (a)	296	1,749
Hang Lung Properties Ltd.	277	560
Hang Seng Bank Ltd.	102	1,961
Henderson Land Development Co. Ltd.	170	704
HK Electric Investments Limited	319	312
HKT Trust	546	750
Hong Kong & China Gas Co. Ltd.	1,497	1,810

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Hong Kong Exchanges & Clearing Ltd.	169	7,948
Jardine Matheson Holdings Ltd. (a)	38	2,066
JS Global Lifestyle Company Limited (c)	142	166
Link Real Estate Investment Trust	302	2,572
MTR Corp.	231	1,248
New World Development Company Limited	214	866
Power Assets Holdings Ltd.	184	1,195
Sands China Ltd. (a)	362	864
Sino Land Co.	449	579
Sun Hung Kai Properties Ltd.	224	2,653
Swire Pacific Limited - Class B	115	115
Swire Pacific Ltd. - Class A	72	438
Swire Properties Limited	146	360
Techtronic Industries Company Limited	243	3,909
WH Group Limited (c)	1,051	660
Wharf Real Estate Investment Company Limited	229	1,135
		62,346
Denmark 2.5%
A P Moller - Maersk A/S - Class A	—	1,322
A P Moller - Maersk A/S - Class B	1	2,625
Carlsberg A/S - Class B	14	1,774
Chr. Hansen Holding A/S	15	1,137
Coloplast A/S - Class B	17	2,629
Danske Bank A/S	98	1,630
Demant A/S (a)	16	703
DSV Panalpina A/S	30	5,840
Genmab A/S (a)	9	3,326
GN Store Nord A/S	20	989
Novo Nordisk A/S - Class B	236	26,268
Novozymes A/S - Class B	30	2,074
Orsted A/S (c)	26	3,330
Pandora A/S	14	1,376
Rockwool International A/S - Class A	1	250
Rockwool International A/S - Class B	1	338
Tryg A/S	52	1,260
Vestas Wind Systems A/S	148	4,365
		61,236
Spain 2.3%
Acciona,S.A.	3	614
ACS, Actividades de Construccion y Servicios, S.A. (b)	39	1,059
AENA, S.M.E., S.A. (a) (c)	11	1,822
Amadeus IT Group SA (c)	64	4,159
Banco Bilbao Vizcaya Argentaria, S.A. (b)	953	5,440
Banco Santander, S.A.	2,497	8,502
CaixaBank, S.A.	611	2,069
Cellnex Telecom, S.A. (a) (c)	81	3,890
Corporacion Acciona Energias Renovables, S.A.	8	300
Enagas SA (b)	36	801
Endesa SA	48	1,037
Ferrovial, S.A.	71	1,898
Grifols, S.A.	44	797
Iberdrola, Sociedad Anonima	840	9,180
Industria de Diseno Textil, S.A.	159	3,458
MAPFRE, S.A.	128	268
Naturgy Energy Group SA (b)	46	1,386
Red Electrica Corporacion, S.A.	65	1,329
Repsol SA	204	2,675
Siemens Gamesa Renewable Energy, S.A.	34	590
Telefonica SA	787	3,811
		55,085
Italy 2.1%
A2A SpA	237	408
Amplifon S.p.A	12	514
Assicurazioni Generali SpA (b)	172	3,917
Atlantia SpA	69	1,433
Banca Mediolanum SpA	32	273
Banco BPM Societa' Per Azioni	229	674
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	15	277
Davide Campari-Milano S.p.A.	72	832
DiaSorin S.p.A.	3	421
Enel SpA	1,108	7,406
ENI SpA	359	5,253
Exor Nederland N.V.	17	1,296
Ferrari N.V.	18	3,940
Finecobank Banca Fineco SPA	91	1,385
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	20	223
Hera S.p.A.	120	442
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	517
Intesa Sanpaolo SpA	2,452	5,616
Leonardo S.p.A.	61	607
Mediobanca SpA	99	1,005
Moncler S.p.A.	30	1,654
Nexi S.p.A. (a)	111	1,278
Pirelli & C. S.p.A. (c)	67	364
Poste Italiane - Societa' Per Azioni (c)	69	777
Prysmian S.p.A.	38	1,299
Recordati Industria Chimica E Farmaceutica S.p.A.	15	757
Snam Rete Gas SpA	301	1,739
Telecom Italia SpA	1,506	557
Terna – Rete Elettrica Nazionale S.p.A.	210	1,805
UniCredit S.p.A.	317	3,402
UnipolSai Assicurazioni S.p.A. (b)	58	172
		50,243
Finland 1.3%
Elisa Oyj	20	1,207
Fortum Oyj	65	1,178
Huhtamaki Oyj	14	502
Kesko Oyj - Class A	14	369
Kesko Oyj - Class B	39	1,074
Kone Corporation	57	3,004
Konecranes Abp	10	299
Neste Oyj	63	2,863
Nokia Oyj (a)	767	4,223
Nokian Renkaat Oyj	20	315
Nordea Bank ABP (a)	504	5,208
Orion Oyj - Class A	3	141
Orion Oyj - Class B	16	726
Outotec Oyj	96	811
Sampo Oyj - Class A	73	3,594
Stora Enso Oyj - Class R	92	1,793
UPM-Kymmene Oyj	78	2,531
Wartsila Oyj	73	664
		30,502
Singapore 1.3%
Ascendas REIT	475	1,025
Capitaland Investment Limited	373	1,096
CapitaMall Trust	737	1,219
City Developments Ltd.	69	402
DBS Group Holdings Ltd.	257	6,761
Frasers Property Ltd.	66	55
Genting Singapore Limited	797	477
Great Eastern Holdings Limited	7	113
Jardine Cycle & Carriage Ltd.	13	238
Keppel Corporation Limited	215	1,013
Mapletree Commercial Trust Management Ltd. (c)	305	425
Olam Group Limited (a)	88	114
Oversea-Chinese Banking Corporation Limited	577	5,243
Singapore Airlines Ltd. (a)	197	796
Singapore Airport Terminal Services Ltd. (a)	88	280
Singapore Exchange Ltd.	123	900
Singapore Technologies Engineering Ltd.	224	680
Singapore Telecommunications Limited	1,033	2,005
United Overseas Bank Ltd.	220	5,154
UOL Group Ltd.	65	338
Venture Corp. Ltd.	41	528
Wilmar International Limited	426	1,476
		30,338
Belgium 0.9%
Ackermans	3	634
ageas SA/NV	25	1,265
Anheuser-Busch InBev	124	7,408
Colruyt SA	9	389
D'ieteren	3	581
Elia Group	5	771

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Groupe Bruxelles Lambert SA	15	1,515
KBC Groep NV	49	3,540
Proximus	23	422
Sofina	2	858
Solvay SA	11	1,079
Telenet Group Holding	6	203
UCB SA	17	2,084
Umicore	30	1,286
Warehouses De Pauw	20	878
		22,913
Norway 0.9%
Aker ASA	16	608
Aker ASA	3	285
DNB Bank ASA	132	2,993
Equinor ASA	151	5,638
Gjensidige Forsikring ASA	29	708
Kongsberg Gruppen ASA	14	548
Leroy Seafood Group ASA	43	394
Mowi ASA	63	1,691
Norsk Hydro ASA	188	1,833
Orkla ASA	111	987
SalMar ASA	8	647
Schibsted ASA - Class A	10	259
Schibsted ASA - Class B	14	288
Storebrand ASA	71	710
Telenor ASA	96	1,388
TOMRA Systems ASA	17	862
Yara International ASA	23	1,169
		21,008
Ireland 0.6%
CRH Plc (a)	110	4,405
Flutter Entertainment Public Limited Company (a)	22	2,596
James Hardie Industries Public Limited Company - CDI	66	1,996
Kerry Group Plc	22	2,438
Kingspan Group Plc	23	2,251
Smurfit Kappa Funding Designated Activity Company (a)	37	1,655
		15,341
Israel 0.5%
Azrieli Group Ltd.	5	440
Bank Hapoalim BM	167	1,653
Bank Leumi Le-Israel BM	208	2,249
Bezeq Israeli Telecommunication Corp. Ltd.	270	465
Elbit Systems Ltd.	4	822
Israel Chemicals Ltd.	100	1,193
Israel Discount Bank Ltd.	174	1,091
Mizrahi Tefahot Bank Ltd.	21	807
Nice Ltd. (a)	9	2,040
Teva Pharmaceutical Industries Ltd (a)	156	1,457
		12,217
Poland 0.3%
"Dino Polska" Spolka Akcyjna (a) (c)	7	557
Allegro.eu SA (a) (c)	52	435
Bank Pekao SA	22	589
CD Projekt SA	10	419
Cyfrowy Polsat S.A.	39	255
ING Bank Slaski S.A.	3	151
KGHM Polska Miedz SA	18	739
LPP SA	—	436
mBank (a)	2	150
PGE Polska Grupa Energetyczna S.A. (a)	115	249
Polski Koncern Naftowy Orlen S.A.	38	689
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	179	264
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	119	1,117
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	597
Santander Bank Polska SA (a)	3	250
		6,897
Luxembourg 0.3%
ArcelorMittal	92	2,962
Eurofins Scientific SE	18	1,806
Millicom International Cellular SA - SDR (a) (b)	13	324
RTL Group SA (a)	5	270
Tenaris SA	62	944
		6,306
New Zealand 0.3%
a2 Milk Co. Ltd. (a) (b)	106	413
Auckland International Airport Limited (a)	179	968
Contact Energy Limited	115	652
Fisher & Paykel Healthcare Corp.	79	1,323
Fletcher Building Ltd.	125	551
Mercury NZ Limited	86	356
Meridian Energy Limited	181	631
Ryman Healthcare Ltd. (b)	63	409
Spark New Zealand Ltd.	279	886
		6,189
Austria 0.2%
Andritz AG	11	501
BAWAG Group AG (c)	11	534
Erste Group Bank AG	44	1,617
EVN AG	5	121
OMV AG	22	1,030
Raiffeisen Bank International AG (a)	19	264
Strabag SE	2	68
Telekom Austria Aktiengesellschaft	18	137
Verbund AG	10	1,080
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	117
Voestalpine AG	16	467
		5,936
Portugal 0.2%
Banco Espirito Santo SA (a) (d)	413	—
EDP Renovaveis, S.A.	37	948
Energias de Portugal SA	415	2,043
Galp Energia, SGPS, S.A.	68	869
Jeronimo Martins, SGPS, S.A.	35	832
		4,692
China 0.2%
Wuxi Biologics Cayman Inc (a) (c)	472	3,864
United States of America 0.1%
Carnival Plc (a)	23	412
Qiagen N.V. (a)	33	1,618
		2,030
Chile 0.0%
Antofagasta PLC	52	1,125
Bermuda 0.0%
Autostore Holdings Ltd (a) (b) (c)	128	471
United Arab Emirates 0.0%
Mediclinic International PLC (a)	63	294
NMC Health PLC (d)	12	—
Mexico 0.0%
Fresnillo PLC	24	231
Malta 0.0%
BGP Holdings PLC (a) (d)	479	—
Total Common Stocks (cost $2,067,070)		2,344,425
PREFERRED STOCKS 2.2%
Switzerland 1.8%
Lindt & Spruengli AG	—	1,852
Roche Holding AG	101	40,026
Schindler Holding AG (a)	6	1,261
		43,139
Germany 0.4%
Bayerische Motoren Werke AG	8	625
Henkel AG & Co. KGaA (f)	26	1,734
Porsche Automobil Holding SE (f)	22	2,154
Sartorius AG	3	1,534
Volkswagen AG (f)	26	4,579
		10,626
Spain 0.0%
Grifols, S.A.	39	476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Italy 0.0%
Telecom Italia SpA	883	301
Total Preferred Stocks (cost $41,988)		54,542
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 0.23% (e) (g)	32,077	32,077
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (e) (g)	3,434	3,434
Total Short Term Investments (cost $35,511)		35,511
Total Investments 100.3% (cost $2,144,569)		2,434,478
Other Derivative Instruments (0.0)%		(484)
Other Assets and Liabilities, Net (0.3)%		(7,452)
Total Net Assets 100.0%		2,426,542

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,593	157	—	47	—	(927)	5,823	0.2

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	496	557	—
Adevinta ASA - Class B	04/26/21	902	533	—
Adyen B.V.	04/26/21	8,271	8,796	0.4
AENA, S.M.E., S.A.	04/26/21	1,488	1,822	0.1
Allegro.eu SA	06/18/21	833	435	—
Amadeus IT Group SA	04/26/21	3,277	4,159	0.2
Amundi	04/26/21	795	624	—
Autostore Holdings Ltd	12/17/21	480	471	—
Avast PLC	12/17/21	770	700	—
BAWAG Group AG	04/26/21	535	534	—
Bridgepoint Group PLC	12/17/21	100	75	—
Budweiser Brewing Company APAC Limited	04/26/21	911	651	—
Cellnex Telecom, S.A.	04/26/21	3,763	3,890	0.2
Convatec Group PLC	04/26/21	696	685	—
Covestro AG	04/26/21	2,060	1,398	0.1
Delivery Hero SE	04/26/21	2,650	1,186	0.1
EQT AB	04/26/21	930	1,476	0.1
ESR Cayman Limited	04/26/21	1,205	1,169	0.1
Evolution Gaming Group AB (publ)	04/26/21	2,693	2,671	0.1
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	515	517	—
JS Global Lifestyle Company Limited	04/26/21	421	166	—
Mapletree Commercial Trust Management Ltd.	04/26/21	531	425	—
Orsted A/S	04/26/21	2,094	3,330	0.1
Pepco Group N.V.	12/17/21	79	75	—
Pirelli & C. S.p.A.	04/26/21	399	364	—
Poste Italiane - Societa' Per Azioni	04/26/21	606	777	—
Siemens Healthineers AG	06/18/21	2,386	2,493	0.1
Sinch AB (publ)	06/18/21	1,430	672	—
TUI AG - Class N	04/26/21	562	390	—
WH Group Limited	04/26/21	900	660	—
Worldline	04/26/21	2,666	1,542	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,407	3,864	0.2
Zalando SE	04/26/21	1,995	1,408	0.1
		52,846	48,515	2.0

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	205	June 2022	EUR	7,700	(91)	150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL International Index Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
FTSE 100 Index	35	June 2022	GBP	2,545	(14)	98
S&P/ASX 200 Index	21	June 2022	AUD	3,811	(3)	87
TOPIX Index	49	June 2022	JPY	898,849	(86)	463
					(194)	798

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	06/15/22	AUD	3,661	2,745	61
EUR/USD	HSB	06/15/22	EUR	7,731	8,583	(8)
GBP/USD	HSB	06/15/22	GBP	2,588	3,398	(10)
JPY/USD	JPM	06/15/22	JPY	808,742	6,665	(333)
					21,391	(290)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	2,728	2,341,584	113	2,344,425
Preferred Stocks	54,542	—	—	54,542
Short Term Investments	35,511	—	—	35,511
	92,781	2,341,584	113	2,434,478
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	798	—	—	798
Open Forward Foreign Currency Contracts	—	61	—	61
	798	61	—	859
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(351)	—	(351)
	—	(351)	—	(351)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 98.6%
Industrials 17.4%
Acuity Brands, Inc.	53	10,092
AECOM	217	16,689
AGCO Corporation	93	13,573
ASGN Incorporated (a)	79	9,206
Avis Budget Group, Inc. (a)	61	16,043
Axone Intelligence Inc. (a)	104	14,347
Brink's Co.	74	5,051
Builders FirstSource, Inc. (a)	291	18,800
Carlisle Cos. Inc.	79	19,495
Chart Industries, Inc. (a)	54	9,275
Clean Harbors Inc. (a)	75	8,426
Colfax Corp. (a)	204	8,119
Crane Co.	76	8,185
Curtiss-Wright Corp.	60	8,934
Donaldson Co. Inc.	187	9,731
Dycom Industries, Inc. (a)	46	4,386
EMCOR Group, Inc.	81	9,071
EnerSys	62	4,656
Flowserve Corporation	200	7,189
Fluor Corp. (a)	216	6,210
FTI Consulting Inc. (a)	52	8,158
GATX Corporation	54	6,718
Graco Inc.	258	17,982
GXO Logistics Inc. (a)	150	10,673
Herman Miller Inc. (a)	115	3,988
Hexcel Corp. (a)	128	7,619
Hubbell Inc.	82	15,149
IAA Spinco Inc. (a)	204	7,813
Insperity, Inc.	55	5,493
ITT Industries Holdings, Inc.	131	9,820
JetBlue Airways Corporation (a)	482	7,208
Kennametal Inc.	128	3,667
Kirby Corp. (a)	91	6,580
Knight-Swift Transportation Holdings Inc. - Class A	252	12,706
Landstar System Inc. (a)	58	8,727
Lennox International Inc.	51	13,171
Lincoln Electric Holdings Inc. (a)	90	12,358
ManpowerGroup Inc.	82	7,703
MasTec Inc. (a)	89	7,784
Mercury Systems Inc. (a)	87	5,595
Middleby Corp. (a)	84	13,838
MSA Safety Inc.	55	7,322
MSC Industrial Direct Co. - Class A	70	6,005
Nvent Electric Public Limited Company	257	8,951
Oshkosh Corp.	103	10,325
Owens Corning Inc.	152	13,952
Regal-Beloit Corp.	103	15,329
Ryder System, Inc.	82	6,495
Saia, Inc. (a)	40	9,638
Simpson Manufacturing Co. Inc.	66	7,231
Stericycle Inc. (a)	139	8,209
SunRun Inc. (a)	314	9,540
Terex Corp.	105	3,745
Tetra Tech, Inc. (a)	82	13,559
Timken Co.	104	6,307
Toro Co.	161	13,734
Trex Company, Inc. (a)	175	11,431
Trinity Industries Inc.	125	4,293
Univar Solutions Inc. (a)	259	8,321
Valmont Industries Inc.	32	7,666
Vicor Corp. (a)	33	2,317
Watsco Inc.	50	15,267
Watts Water Technologies Inc. - Class A	42	5,860
Werner Enterprises Inc. (a)	92	3,787
Woodward Governor Co. (a)	96	11,940
XPO Logistics, Inc. (a)	149	10,881
		622,333
Information Technology 15.2%
ACI Worldwide, Inc. (a)	177	5,582
ADS Alliance Data Systems, Inc.	77	4,296
Amkor Technology, Inc. (a)	153	3,327
Arrow Electronics, Inc. (a)	105	12,403
Aspen Technology, Inc. (a)	102	16,788
Avnet, Inc. (a)	151	6,145
Belden Inc.	67	3,738
Blackbaud, Inc. (a)	68	4,075
Brooks Automation Inc. (a)	114	9,439
CACI International Inc. - Class A (a)	36	10,717
Calix, Inc. (a)	84	3,614
CDK Global, Inc. (a)	180	8,744
Ciena Corp. (a)	235	14,254
Cirrus Logic Inc. (a)	86	7,313
CMC Materials, Inc (a)	43	8,030
Cognex Corp. (a)	268	20,698
Coherent Inc. (a)	38	10,313
CommVault Systems Inc. (a)	69	4,592
Concentrix Corporation (a)	65	10,841
Digital Turbine USA, Inc. (a)	135	5,901
Envestnet, Inc. (a)	82	6,130
Euronet Worldwide Inc. (a)	80	10,441
Fair Isaac Corporation (a)	40	18,681
First Solar, Inc. (a)	150	12,539
Genpact Limited	261	11,355
II-VI Incorporated (a) (b)	162	11,729
J2 Cloud Services, LLC (a)	73	7,050
Jabil Inc.	218	13,479
KBR, Inc.	213	11,644
Kyndryl Holdings, Inc. (a)	269	3,527
Lattice Semiconductor Corp. (a)	208	12,665
Littelfuse Inc. (a)	37	9,304
Liveramp, Inc. (a)	103	3,840
Lumentum Holdings Inc. (a)	109	10,655
Manhattan Associates Inc. (a)	96	13,320
MAXIMUS Inc.	94	7,027
Mimecast Uk Limited (a)	95	7,539
MKS Instruments, Inc. (a)	84	12,629
National Instruments Corp. (a)	202	8,187
NCR Corporation (a)	200	8,055
Paylocity Holding Corporation (a)	60	12,420
Power Integrations Inc. (a)	91	8,401
Qualys, Inc. (a)	51	7,211
Sabre Corporation (a)	492	5,628
SailPoint Technologies Holdings, Inc. (a)	143	7,310
Science Applications International Corp.	87	7,991
Semtech Corp. (a)	98	6,826
Silicon Laboratories Inc. (a)	58	8,770
Sitime Corporation (a)	23	5,710
SunPower Corporation (a) (b)	126	2,716
Synaptics Incorporated (a)	60	11,995
SYNNEX Corporation	63	6,513
Teradata Corporation (a)	164	8,067
The Western Union Company	605	11,342
Universal Display Corporation (a)	66	10,968
ViaSat, Inc. (a)	113	5,532
Vishay Intertechnology Inc.	199	3,903
Vontier Corporation	256	6,493
Wex, Inc. (a)	68	12,129
Wolfspeed, Inc. (a)	188	21,397
Xerox Holdings Corporation (a)	189	3,815
		545,743
Financials 14.0%
Affiliated Managers Group, Inc.	62	8,677
Alleghany Corporation (a)	21	17,619
American Financial Group, Inc.	100	14,617
Associated Banc-Corp	225	5,129
Bank of Hawaii Corporation	61	5,111
Bank OZK (a)	183	7,815
Brighthouse Financial, Inc. (a)	119	6,141
Cadence Bank, N.A.	291	8,528
Cathay General Bancorp (a)	118	5,259
CNO Financial Group, Inc.	189	4,740
Commerce Bancshares Inc. (a)	169	12,116
Cullen/Frost Bankers Inc.	86	11,910
East West Bancorp, Inc.	216	17,066

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Essent Group Ltd.	167	6,878
Evercore Inc. - Class A	59	6,611
Federated Investors, Inc. - Class B	145	4,952
First American Financial Corporation	167	10,814
First Financial Bankshares, Inc. (a)	194	8,560
First Horizon National Corporation	813	19,103
FirstCash Holdings, Inc. (a)	61	4,299
FNB Corp.	517	6,441
Fulton Financial Corp. (a)	241	4,003
Glacier Bancorp, Inc. (a)	165	8,283
Hancock Whitney Co. (a)	132	6,862
Hanover Insurance Group Inc.	54	8,040
Home BancShares, Inc.	227	5,139
Interactive Brokers Group, Inc. - Class A (a)	132	8,721
International Bancshares Corporation (a)	81	3,435
Janus Henderson Group PLC	258	9,050
Jefferies Financial Group Inc.	296	9,708
Kemper Corp.	91	5,122
Kinsale Capital Group, Inc.	32	7,382
Mercury General Corp.	40	2,223
MGIC Investment Corp.	492	6,667
Navient Corporation (a)	235	4,006
New York Community Bancorp Inc. - Series A	712	7,631
Old National Bancorp (a)	449	7,357
Old Republic International Corp.	436	11,270
PacWest Bancorp (a)	181	7,799
Pinnacle Financial Partners, Inc. (a)	116	10,638
Primerica, Inc.	60	8,206
Prosperity Bancshares Inc.	140	9,700
Reinsurance Group of America, Incorporated	102	11,203
RenaissanceRe Holdings Ltd	68	10,710
RLI Corp.	60	6,649
SEI Investments Co. (a)	161	9,710
Selective Insurance Group Inc. (a)	92	8,183
SLM Corporation	427	7,845
Stifel Financial Corp.	158	10,706
Synovus Financial Corp.	222	10,873
Texas Capital Bancshares, Inc. (a)	77	4,422
UMB Financial Corp. (a)	65	6,354
Umpqua Holdings Corp.	327	6,165
United Bankshares Inc. (a)	207	7,219
Unum Group	308	9,710
Valley National Bancorp (a)	640	8,332
Voya Financial, Inc.	166	11,005
Washington Federal Inc. (a)	98	3,229
Webster Financial Corp.	275	15,416
Wintrust Financial Corporation	86	8,019
		499,378
Consumer Discretionary 13.9%
Adient Public Limited Company (a)	143	5,823
American Eagle Outfitters, Inc. (b)	233	3,915
AutoNation, Inc. (a)	60	6,008
Boyd Gaming Corporation (a)	124	8,140
Brunswick Corp.	118	9,505
Callaway Golf Co. (a)	180	4,208
Capri Holdings Limited (a)	225	11,541
Carter's Inc.	65	5,942
Choice Hotels International Inc.	50	7,050
Churchill Downs Inc. (a)	52	11,562
Columbia Sportswear Co. (a)	53	4,752
Cracker Barrel Old Country Store, Inc. (a)	35	4,195
Crocs Inc. (a)	89	6,822
Dana Holding Corp.	220	3,871
Deckers Outdoor Corp. (a)	42	11,364
Dick's Sporting Goods Inc. (b)	96	9,585
Five Below, Inc. (a)	85	13,463
Foot Locker, Inc.	133	3,937
Fox Factory Holding Corp. (a)	64	6,237
GameStop Corp. - Class A (a) (b)	94	15,660
Gap Inc.	323	4,543
Gentex Corp. (a)	358	10,430
Graham Holdings Co. - Class B	6	3,649
Grand Canyon Education, Inc. (a)	61	5,911
H & R Block, Inc.	253	6,599
Hanesbrands Inc.	529	7,871
Harley-Davidson, Inc.	233	9,188
Helen of Troy Ltd (a)	37	7,216
KB Home	129	4,184
Kohl's Corporation	212	12,805
Lear Corporation	91	12,918
Leggett & Platt Inc.	201	7,004
Lithia Motors Inc. - Class A	46	13,788
Macy's, Inc.	456	11,098
Marriott Vacations Worldwide Corporation	65	10,193
Mattel, Inc. (a)	532	11,807
Murphy USA Inc.	36	7,108
Nordstrom Inc. (b)	170	4,620
Ollie's Bargain Outlet Holdings Inc. (a)	91	3,920
Papa John's International Inc. (a)	49	5,206
Polaris Industries Inc.	87	9,109
PROG Holdings, Inc. (a)	92	2,660
RH (a)	26	8,601
Scientific Games Corporation (a)	147	8,630
Service Corp. International	251	16,498
Six Flags Operations Inc.	117	5,074
Skechers U.S.A. Inc. - Class A (a)	205	8,344
Taylor Morrison Home II Corporation - Class A (a)	188	5,125
Tempur Sealy International, Inc.	293	8,181
Texas Roadhouse Inc. - Class A (a)	106	8,833
The Goodyear Tire & Rubber Company (a)	426	6,091
The Wendy's Company	269	5,912
Thor Industries Inc.	85	6,669
Toll Brothers Inc.	172	8,073
TopBuild Corp. (a)	50	9,060
Travel + Leisure Co.	132	7,623
TRI Pointe Homes, Inc. (a)	170	3,413
Urban Outfitters Inc. (a)	101	2,526
Victoria's Secret & Co. (a)	112	5,728
Visteon Corporation (a)	42	4,607
Williams-Sonoma Inc.	111	16,104
Wingstop Inc. (a)	45	5,287
Wyndham Hotels & Resorts, Inc.	141	11,945
YETI Holdings, Inc. (a)	133	7,961
		495,692
Real Estate 9.9%
American Campus Communities, Inc.	211	11,815
Apartment Income REIT Corp.	238	12,740
Brixmor Property Group Inc.	451	11,632
Camden Property Trust	157	26,043
Corporate Office Properties Trust	172	4,918
Cousins Properties Incorporated	225	9,061
Douglas Emmett, Inc.	265	8,866
EastGroup Properties Inc.	62	12,586
EPR Properties	113	6,209
First Industrial Realty Trust, Inc.	197	12,215
Healthcare Realty Trust Inc.	224	6,145
Highwoods Properties Inc.	158	7,212
Hudson Pacific Properties Inc.	227	6,310
JBG Smith Properties	172	5,017
Jones Lang LaSalle Incorporated (a)	77	18,325
Kilroy Realty Corporation	159	12,152
Kite Realty Naperville, LLC	331	7,544
Lamar Advertising Co. - Class A (a)	132	15,306
Life Storage Inc.	124	17,453
Macerich Co.	325	5,089
Medical Properties Trust, Inc.	903	19,095
National Retail Properties, Inc.	267	11,976
National Storage Affiliates Trust	124	7,801
Omega Healthcare Investors, Inc.	365	11,363
Park Hotels & Resorts Inc.	358	6,991
Pebblebrook Hotel Trust	200	4,907
Physicians Realty Trust	334	5,859
PotlatchDeltic Corp. (a)	106	5,572
PS Business Parks, Inc.	31	5,187
Rayonier Inc.	223	9,160
Rexford Industrial Realty, Inc.	245	18,258
Sabra Health Care REIT, Inc. (a)	345	5,134
SL Green Realty Corp. (b)	99	8,038

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Spirit Realty Capital, Inc.	196	8,999
STORE Capital Corp.	372	10,876
		355,854
Health Care 8.8%
Acadia Healthcare Company, Inc. (a)	135	8,878
Amedisys, Inc. (a)	49	8,487
Arrowhead Pharmaceuticals Inc (a)	161	7,382
Bruker Corp. (a)	154	9,930
Chemed Corporation	23	11,897
Encompass Health Corporation	151	10,711
Envista Holdings Corporation (a)	245	11,922
Exelixis, Inc. (a)	483	10,940
Globus Medical Inc. - Class A (a)	120	8,820
Haemonetics Corp. (a)	78	4,941
Halozyme Therapeutics, Inc. (a)	212	8,456
HealthEquity, Inc. (a)	126	8,525
ICU Medical, Inc. (a)	30	6,716
Integra LifeSciences Holdings Corp. (a)	110	7,049
Jazz Pharmaceuticals Public Limited Company (a)	94	14,590
LHC Group, Inc. (a)	48	8,065
LivaNova PLC (a)	81	6,653
Masimo Corp. (a)	77	11,220
Medpace Holdings, Inc. (a)	43	7,106
Neogen Corp. (a)	163	5,034
Neurocrine Biosciences, Inc. (a)	145	13,551
NuVasive Inc. (a)	79	4,490
Option Care Health, Inc. (a)	213	6,087
Patterson Cos. Inc. (a)	131	4,244
Penumbra, Inc. (a)	53	11,876
Perrigo Company Public Limited Company	202	7,767
Progyny, Inc. (a)	106	5,452
Quidel Corporation (a)	58	6,499
R1 RCM Inc. (a)	204	5,471
Repligen Corporation (a)	78	14,654
Staar Surgical Co. (a)	73	5,828
Syneos Health, Inc. - Class A (a)	157	12,726
Tandem Diabetes Care Inc. (a)	97	11,263
Tenet Healthcare Corporation (a)	163	14,020
United Therapeutics Corporation (a)	68	12,253
		313,503
Materials 7.3%
Alcoa Corporation	280	25,241
AptarGroup, Inc.	100	11,755
Ashland Global Holdings Inc.	82	8,081
Avient Corporation	138	6,634
Cabot Corp.	85	5,846
Cleveland-Cliffs Inc. (a)	727	23,432
Commercial Metals Co.	184	7,642
Eagle Materials Inc.	61	7,838
Greif Inc. - Class A	41	2,635
Ingevity Corporation (a)	59	3,779
Louisiana-Pacific Corp.	133	8,288
Minerals Technologies Inc.	51	3,360
NewMarket Corp.	11	3,433
Olin Corporation	216	11,268
Reliance Steel & Aluminum Co.	95	17,432
Royal Gold Inc. (a)	100	14,154
RPM International Inc.	197	16,072
Scotts Miracle-Gro Co.	62	7,598
Sensient Technologies Corporation	63	5,316
Silgan Holdings Inc. (a)	126	5,842
Sonoco Products Co.	149	9,299
Steel Dynamics Inc. (a)	287	23,951
The Chemours Company	247	7,762
United States Steel Corporation	398	15,004
Valvoline, Inc.	274	8,634
Worthington Industries Inc.	48	2,479
		262,775
Consumer Staples 3.6%
Bellring Brands, Inc. (a) (b)	170	3,913
BJ's Wholesale Club Holdings, Inc. (a)	207	13,977
Boston Beer Co. Inc. - Class A (a)	14	5,514
Casey's General Stores Inc. (a)	56	11,128
Coty Inc. - Class A (a)	522	4,690
Darling Ingredients Inc. (a)	246	19,771
Energizer Holdings, Inc.	100	3,072
Flowers Foods Inc.	301	7,744
Grocery Outlet Holding Corp. (a)	133	4,357
Hain Celestial Group Inc. (a)	142	4,869
Ingredion Inc.	100	8,744
Lancaster Colony Corp. (a)	30	4,466
Nu Skin Enterprises, Inc. - Class A	76	3,631
Performance Food Group, Inc. (a)	235	11,985
Pilgrim's Pride Corporation (a)	76	1,909
Post Holdings, Inc. (a)	89	6,145
Sanderson Farms Inc. (a)	32	6,003
Sprouts Farmers Market, Inc. (a)	171	5,476
		127,394
Utilities 3.5%
ALLETE, Inc.	79	5,306
Black Hills Corporation	98	7,512
Essential Utilities, Inc.	350	17,871
Hawaiian Electric Industries Inc.	166	7,032
IDACORP Inc.	77	8,913
MDU Resources Group Inc.	308	8,209
National Fuel Gas Company	138	9,491
New Jersey Resources Corp.	145	6,672
NorthWestern Corp. (a)	84	5,095
OGE Energy Corp.	304	12,387
One Gas, Inc.	81	7,129
PNM Resources, Inc.	129	6,144
Southwest Gas Corp.	98	7,659
Spire, Inc.	79	5,692
UGI Corp.	318	11,515
		126,627
Energy 3.5%
Antero Midstream Corporation	489	5,318
ChampionX Corporation (a)	304	7,444
CNX Resources Corporation (a)	312	6,456
DT Midstream, Inc.	147	7,953
EQT Corporation	459	15,802
Equitrans Midstream Corp.	620	5,230
HF Sinclair Corporation (a)	227	9,029
Murphy Oil Corporation	221	8,940
NOV Inc.	599	11,750
PDC Energy, Inc. (a)	147	10,713
Range Resources Corporation (a)	375	11,405
Targa Resources Corp.	347	26,222
		126,262
Communication Services 1.5%
Cable One, Inc.	8	11,014
Iridium Communications Inc. (a)	201	8,119
John Wiley & Sons Inc. - Class A	65	3,455
New York Times Co. - Class A	254	11,636
TEGNA Inc.	338	7,563
TripAdvisor Inc. (a)	151	4,098
World Wrestling Entertainment, Inc. - Class A (b)	67	4,201
Yelp Inc. (a)	105	3,570
		53,656
Total Common Stocks (cost $3,631,710)		3,529,217
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (c) (d)	46,610	46,610
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	11,522	11,522
Total Short Term Investments (cost $58,132)		58,132
Total Investments 100.2% (cost $3,689,842)		3,587,349
Other Derivative Instruments (0.0)%		(739)
Other Assets and Liabilities, Net (0.2)%		(6,503)
Total Net Assets 100.0%		3,580,107

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

as of March 31, 2022.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	192	June 2022	50,071	(739)	1,562

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,529,217	—	—	3,529,217
Short Term Investments	58,132	—	—	58,132
	3,587,349	—	—	3,587,349
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,562	—	—	1,562
	1,562	—	—	1,562

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 98.9%
Financials 17.1%
Allegiance Bancshares, Inc. (a)	52	2,331
Ambac Financial Group, Inc. (a)	126	1,312
American Equity Investment Life Holding Company	225	8,965
Ameris Bancorp (a)	180	7,878
Amerisafe, Inc. (a)	53	2,632
Assured Guaranty Ltd.	190	12,096
Axos Financial, Inc. (a)	145	6,728
B. Riley & Co., LLC (a)	44	3,076
Banc of California, Inc.	146	2,818
BancFirst Corporation (a)	51	4,247
BankUnited, Inc.	233	10,227
Banner Corporation (a)	93	5,421
Berkshire Hills Bancorp, Inc.	131	3,805
Blucora, Inc. (a)	130	2,547
Brightsphere Investment Group Inc.	95	2,293
Brookline Bancorp, Inc. (a)	209	3,313
Capitol Federal Financial (a)	350	3,809
Central Pacific Financial Corp.	76	2,129
City Holdings Co. (a)	41	3,239
Columbia Banking System Inc. (a)	212	6,847
Community Bank System Inc.	146	10,227
Customers Bancorp, Inc. (a)	82	4,253
CVB Financial Corp. (a)	368	8,541
Dime Community Bancshares, Inc. (a)	89	3,066
Donnelley Financial Solutions, Inc. (a)	80	2,667
Eagle Bancorp Inc. (a)	87	4,969
eHealth, Inc. (a)	65	812
Ellington Financial Inc.	150	2,663
Employer Holdings Inc.	75	3,089
Encore Capital Group, Inc. (a)	67	4,199
Enova International, Inc. (a)	93	3,521
EZCORP, Inc. - Class A (a)	141	854
FB Financial Corporation	96	4,286
First Bancorp. (a)	93	3,896
First Bancorp.	548	7,192
First Commonwealth Financial Corporation	258	3,914
First Financial Bancorp. (a)	255	5,888
First Hawaiian, Inc. (a)	346	9,659
Flagstar Bancorp, Inc.	144	6,110
Franklin BSP Realty Trust, Inc.	122	1,703
Genworth Financial, Inc. - Class A (a)	1,376	5,201
Granite Point Mortgage Trust Inc.	144	1,601
Green Dot Corporation - Class A (a)	149	4,096
Greenhill & Co. Inc. (b)	36	560
Hanmi Financial Corp. (a)	83	2,046
HCI Group, Inc.	22	1,491
Heritage Financial Corporation (a)	94	2,362
Hilltop Holdings Inc.	164	4,829
HomeStreet, Inc. (a)	55	2,602
Hope Bancorp, Inc. (a)	328	5,273
Horace Mann Educators Corp.	113	4,713
Independent Bank Corp. (a)	128	10,495
Independent Bank Group, Inc. (a)	100	7,138
Investors Bancorp, Inc. (a)	613	9,152
James River Group, Inc. (a)	101	2,498
Lakeland Financial Corp. (a)	69	5,008
LendingTree, Inc. (a)	31	3,742
Meta Financial Group, Inc. (a)	81	4,453
Mr. Cooper Group Inc. (a)	205	9,349
National Bank Holdings Corp. - Class A	81	3,278
NBT Bancorp Inc. (a)	118	4,248
NMI Holdings Inc. - Class A (a)	232	4,792
Northfield Bancorp Inc. (a)	120	1,730
Northwest Bancshares Inc. (a)	345	4,655
OFG Bancorp	134	3,575
Pacific Premier Bancorp, Inc. (a)	256	9,065
Palomar Holdings, Inc. (a)	66	4,210
Park National Corp.	39	5,126
Piper Jaffray Cos.	38	5,036
Preferred Bank (a)	36	2,689
ProAssurance Corporation	146	3,923
Provident Financial Services, Inc.	207	4,853
Renasant Corporation (a)	151	5,057
S&T Bancorp Inc. (a)	106	3,144
Safety Insurance Group, Inc. (a)	39	3,561
Seacoast Banking Corp. of Florida (a)	159	5,577
SelectQuote, Inc. (a)	341	950
ServisFirst Bancshares, Inc.	132	12,620
Simmons First National Corp. - Class A (a)	306	8,027
SiriusPoint Ltd (a)	239	1,786
Southside Bancshares, Inc. (a)	88	3,581
Stewart Information Services Corp.	73	4,424
StoneX Group Inc. (a)	46	3,407
The Bancorp, Inc. (a)	156	4,426
The PRA Group, Inc. (a)	118	5,341
Tompkins Financial Corp.	33	2,552
Triumph Bancorp, Inc. (a)	64	6,024
Trupanion Inc. (a)	93	8,295
Trustco Bank Corp N Y (a)	51	1,639
Trustmark Corp. (a)	167	5,088
Two Harbors Investment Corp.	935	5,172
United Community Banks, Inc. (a)	284	9,887
United Fire Group Inc. (a)	59	1,832
Universal Insurance Holdings, Inc.	78	1,058
Veritex Holdings Inc. (a)	135	5,142
Virtus Partners, Inc. (a)	19	4,613
Walker & Dunlop, Inc.	80	10,325
Westamerica Bancorp (a)	74	4,453
WisdomTree Investments, Inc. (a) (b)	293	1,719
World Acceptance Corp. (a) (b)	11	2,187
WSFS Financial Corp. (a)	177	8,266
		471,164
Industrials 15.4%
AAON, Inc. (a)	113	6,293
AAR Corp. (a)	91	4,390
ABM Industries Incorporated	183	8,438
Aerojet Rocketdyne Holdings, Inc. (a)	204	8,021
AeroVironment, Inc. (a)	63	5,892
Alamo Group Inc.	27	3,882
Albany International Corp. - Class A	87	7,370
Allegiant Travel Company (a)	41	6,683
American Woodmark Corporation (a)	45	2,180
Apogee Enterprises, Inc. (a)	68	3,205
Applied Industrial Technologies, Inc.	105	10,733
Arcbest Corporation (a)	68	5,437
Arcosa, Inc.	131	7,509
Astec Industries, Inc. (a)	62	2,685
Atlas Air Worldwide Holdings, Inc. (a)	74	6,349
AZZ Inc.	67	3,239
Barnes Group Inc.	126	5,081
Boise Cascade Company	107	7,438
Brady Corp. - Class A	130	6,034
CIRCOR International, Inc. (a)	55	1,476
Comfort Systems USA Inc.	98	8,733
Deluxe Corp.	116	3,498
DXP Enterprises Inc. (a)	46	1,237
Encore Wire Corp. (a)	55	6,260
Enerpac Tool Group Corp. - Class A	165	3,615
EnPro Industries, Inc.	56	5,467
ESCO Technologies Inc.	71	4,954
Exponent, Inc. (a)	142	15,311
Federal Signal Corporation	167	5,623
Forrester Research Inc. (a)	29	1,657
Forward Air Corp. (a)	73	7,158
Franklin Electric Co. Inc. (a)	106	8,762
Gibraltar Industries Inc. (a)	89	3,806
GMS Inc. (a)	117	5,823
Granite Construction Incorporated	125	4,085
Greenbrier Cos. Inc.	88	4,521
Griffon Corporation	128	2,564
Harsco Corporation (a)	217	2,660
Hawaiian Holdings, Inc. (a)	138	2,723
Heartland Express Inc. (a)	127	1,788
Heidrick & Struggles International Inc. (a)	53	2,096
Hillenbrand Inc.	197	8,704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
HNI Corp.	119	4,413
HUB Group Inc. - Class A (a)	92	7,122
Insteel Industries, Inc.	52	1,920
Interface Inc. - Class A (a)	159	2,154
John Bean Technologies Corp.	86	10,209
Kaman Corp.	77	3,330
KAR Auction Services, Inc. (a)	328	5,924
Kelly Services Inc. - Class A (a)	98	2,134
Korn Ferry	147	9,577
Lindsay Corp.	30	4,650
Marten Transport Ltd. (a)	162	2,884
Matson Intermodal - Paragon, Inc.	114	13,805
Matthews International Corp. - Class A (a)	85	2,740
Meritor, Inc. (a)	190	6,773
Moog Inc. - Class A	79	6,916
Mueller Industries Inc.	156	8,465
MYR Group Inc. (a)	46	4,278
National Presto Industries Inc.	14	1,070
Now, Inc. (a)	299	3,293
NV5 Global, Inc. (a)	32	4,261
Patrick Industries, Inc. (a)	61	3,690
PGT Innovations, Inc. (a)	163	2,923
Pitney Bowes Inc.	454	2,359
Powell Industries Inc. (a)	26	507
Proto Labs Inc. (a)	75	3,957
Quanex Building Products Corp.	90	1,891
Resideo Technologies, Inc. (a)	393	9,357
Resources Connection, Inc. (a)	82	1,399
SkyWest Inc. (a)	137	3,950
SPX Corp. (a)	124	6,103
SPX Flow, Inc.	113	9,776
Standex International Corp.	33	3,289
Tennant Co.	51	3,986
Titan International, Inc. (a)	141	2,077
Triumph Group Inc. (a)	177	4,482
TrueBlue, Inc. (a)	97	2,805
UFP Industries, Inc. (a)	169	13,009
UniFirst Corp.	41	7,589
US Ecology Parent, Inc. (a)	86	4,105
Veritiv Corp. (a)	38	5,056
Viad Corp (a)	56	2,010
Wabash National Corp.	131	1,947
		425,565
Information Technology 13.1%
3D Systems Corporation (a)	350	5,839
8x8, Inc. (a)	321	4,046
ADTRAN, Inc. (a)	134	2,477
Advanced Energy Industries, Inc. (a)	102	8,821
Agilysys, Inc. (a)	52	2,091
Alarm.Com Holdings, Inc. (a)	125	8,337
Arlo Technologies, Inc. (a)	232	2,055
Axcelis Technologies, Inc. (a)	90	6,809
Badger Meter, Inc.	80	7,944
Benchmark Electronics, Inc.	94	2,358
Bottomline Technologies Inc. (a)	105	5,945
CalAmp Corp. (a)	100	735
CEVA Inc. (a)	62	2,520
Cohu Inc. (a)	131	3,889
Comtech Telecommunications Corp. (a)	72	1,134
Consensus Cloud Solutions, Inc. (a)	43	2,566
Corsair Gaming, Inc. (a) (b)	90	1,901
CSG Systems International, Inc. (a)	89	5,649
CTS Corp.	87	3,087
Diebold Nixdorf Inc. (a)	197	1,329
Digi International Inc. (a)	92	1,987
Diodes Inc. (a)	122	10,650
DSP Group, Inc. (a) (c)	60	1,315
Ebix Inc. (a)	65	2,142
ePlus Inc. (a)	74	4,141
EVERTEC, Inc.	163	6,669
ExlService Holdings Inc. (a)	90	12,930
Extreme Networks, Inc. (a)	349	4,261
Fabrinet (a)	101	10,602
FARO Technologies Inc. (a)	49	2,549
FormFactor Inc. (a)	212	8,908
Harmonic, Inc. (a)	282	2,619
Ichor Holdings, Ltd. (a)	78	2,761
Insight Enterprises, Inc. (a)	95	10,182
InterDigital Communications, Inc. (a)	84	5,331
Itron Inc. (a)	122	6,440
Knowles Corporation (a)	250	5,381
Kulicke & Soffa Industries Inc. (a)	168	9,428
LivePerson, Inc. (a)	180	4,399
Mantech International Corp. - Class A (a)	75	6,462
MaxLinear, Inc. (a)	192	11,212
Methode Electronics Inc.	101	4,378
NETGEAR, Inc. (a)	80	1,978
NetScout Systems, Inc. (a)	200	6,405
Onespan, Inc. (a)	96	1,387
Onto Innovation Inc. (a)	134	11,606
OSI Systems Inc. (a)	44	3,781
PC Connection, Inc. (a)	29	1,534
PDF Solutions Inc. (a)	80	2,237
Perficient, Inc. (a)	90	9,873
Photronics Inc. (a)	168	2,849
Plantronics Inc. (a)	116	4,564
Plexus Corp. (a)	76	6,221
Progress Software Corp. (a)	119	5,592
Rambus Inc. (a)	298	9,493
Rogers Corp. (a)	51	13,864
Sanmina Corp. (a)	173	6,978
ScanSource Inc. (a)	69	2,402
SMART Global Holdings, Inc. (a)	127	3,274
SPS Commerce, Inc. (a)	98	12,850
TTEC Holdings, Inc. (a)	50	4,157
TTM Technologies, Inc. (a)	286	4,236
Ultra Clean Holdings, Inc. (a)	123	5,210
Unisys Corp. (a)	182	3,939
Upstate Property Rentals, LLC (a)	106	3,840
Veeco Instruments Inc. (a)	139	3,773
Viavi Solutions Inc. (a)	625	10,046
Xperi Holding Corporation (a)	282	4,880
		361,248
Health Care 11.8%
Addus HomeCare Corporation (a)	43	4,039
Allscripts Healthcare Solutions, Inc. (a)	334	7,511
AMN Healthcare Services, Inc. (a)	129	13,413
Amphastar Pharmaceuticals, Inc. (a)	100	3,586
AngioDynamics, Inc. (a)	105	2,263
ANI Pharmaceuticals, Inc. (a)	35	971
Anika Therapeutics, Inc. (a)	39	968
Apollo Medical Holdings, Inc. (a) (b) (d)	102	4,931
Avanos Medical, Inc. (a)	130	4,350
BioLife Solutions, Inc. (a)	81	1,842
Cara Therapeutics, Inc. (a)	114	1,386
Cardiovascular Systems Inc. (a)	110	2,494
Coherus Biosciences, Inc. (a)	172	2,221
Collegium Pharmaceutical, Inc. (a)	94	1,906
Community Health Systems Inc. (a)	341	4,048
Computer Programs & Systems Inc. (a)	40	1,378
Conmed Corp. (a)	80	11,832
Corcept Therapeutics Inc. (a)	259	5,836
Corvel Corp. (a)	25	4,262
Covetrus, Inc. (a)	279	4,680
Cross Country Healthcare Inc. (a)	97	2,111
CryoLife Inc. (a)	107	2,294
Cutera Inc. (a)	44	3,033
Cytokinetics, Incorporated (a)	228	8,396
Eagle Pharmaceuticals Inc. (a)	31	1,519
Emergent BioSolutions Inc. (a)	130	5,336
Enanta Pharmaceuticals, Inc. (a)	48	3,451
Endo International Public Limited Company (a)	640	1,479
Fulgent Genetics, Inc. (a) (b)	53	3,283
Glaukos Corp. (a)	127	7,340
Hanger, Inc. (a)	100	1,836
Harmony Biosciences Holdings Inc. (a)	63	3,052
Healthcare Services Group Inc. (a)	204	3,796
Healthstream, Inc. (a)	69	1,367

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Heska Corporation (a)	29	4,061
Innoviva, Inc. (a)	172	3,336
Inogen, Inc. (a)	56	1,811
Integer Holdings Corporation (a)	90	7,256
Iteos Therapeutics Inc. (a)	55	1,770
Lantheus Holdings Inc. (a) (b)	184	10,165
LeMaitre Vascular Inc. (a)	53	2,441
Ligand Pharmaceuticals Incorporated (a)	45	5,103
Mednax, Inc. (a)	232	5,436
Meridian Bioscience Inc. (a)	118	3,067
Merit Medical Systems Inc. (a)	138	9,203
Mesa Laboratories, Inc. (a)	14	3,604
ModivCare Inc. (a)	33	3,834
Myriad Genetics, Inc. (a)	216	5,438
Natus Medical Inc. (a)	94	2,466
Nektar Therapeutics (a)	504	2,716
Neogenomics Laboratories, Inc. (a)	336	4,084
Nextgen Healthcare Inc. (a)	153	3,190
Omnicell, Inc. (a)	119	15,423
OptimizeRX Corporation (a)	49	1,841
Orasure Technologies, Inc. (a) (b)	194	1,313
Organogenesis Holdings Inc. - Class A (a)	167	1,273
Orthofix Medical Inc. (a)	53	1,732
Owens & Minor Inc.	205	9,028
Pacira Biosciences, Inc. (a)	121	9,261
Phibro Animal Health Corporation - Class A (a)	55	1,087
Pphm, Inc. (a)	167	3,400
Prestige Consumer Healthcare Inc. (a)	137	7,230
RadNet Inc. (a)	127	2,833
Regenxbio Inc. (a)	103	3,417
Select Medical Holdings Corporation	289	6,921
Simulations Plus Inc. (a)	42	2,148
Supernus Pharmaceuticals Inc. (a)	144	4,653
SurModics Inc. (a)	37	1,682
Tactile Systems Technology, Inc. (a)	54	1,095
The Ensign Group, Inc. (a)	142	12,794
The Joint Corp (a)	40	1,401
The Pennant Group, Inc. (a)	72	1,347
Tivity Health, Inc. (a)	120	3,864
U. S. Physical Therapy, Inc.	35	3,528
uniQure N.V. (a)	99	1,785
Vanda Pharmaceuticals Inc. (a)	152	1,719
Varex Imaging Corporation (a)	107	2,285
Vericel Corporation (a)	127	4,840
Xencor, Inc. (a)	158	4,211
ZimVie Inc. (a) (b)	57	1,301
Zynex, Inc. (a) (b)	58	364
		324,967
Consumer Discretionary 11.7%
Abercrombie & Fitch Co. - Class A (a)	153	4,909
Academy, Ltd. (a)	237	9,342
Adtalem Global Education Inc. (a)	134	3,992
American Axle & Manufacturing Holdings, Inc. (a)	313	2,428
American Public Education, Inc. (a)	51	1,076
America's Car Mart, Inc. (a)	16	1,301
Asbury Automotive Group, Inc. (a)	63	10,090
Barnes & Noble Education, Inc. (a) (b)	98	350
Bed Bath & Beyond Inc. (a)	262	5,895
Big Lots, Inc. (b)	83	2,870
BJ's Restaurants, Inc. (a)	63	1,772
Bloomin' Brands, Inc. (a)	219	4,808
Boot Barn Holdings, Inc. (a)	81	7,642
Brinker International Inc. (a)	121	4,623
Buckle Inc.	80	2,640
Caleres Inc.	104	2,007
Cato Corp. - Class A	52	761
Cavco Industries Inc. (a)	23	5,599
Century Communities Inc.	81	4,326
Cheesecake Factory Inc. (a) (b)	133	5,279
Chico's FAS Inc. (a)	331	1,591
Childrens Place Retail Stores Inc. (a)	37	1,815
Chuy's Holdings Inc. (a)	54	1,461
Conn's Inc. (a)	51	788
Dave & Buster's Entertainment Inc. (a)	106	5,196
Designer Brands Inc. - Class A (a)	169	2,288
Dine Brands Global Inc.	46	3,618
Dorman Products Inc. (a)	77	7,352
El Pollo Loco Holdings Inc. (a)	54	622
Ethan Allen Interiors Inc.	61	1,593
Fiesta Restaurant Group, Inc. (a)	43	322
Fossil Group, Inc. (a)	125	1,204
Genesco Inc. (a)	37	2,367
Gentherm Incorporated (a)	90	6,592
G-III Apparel Group, Ltd. (a)	119	3,221
Golden Entertainment, Inc. (a)	55	3,216
Group 1 Automotive Inc.	47	7,841
Guess Inc. (b)	104	2,274
Haverty Furniture Cos. Inc.	41	1,114
Hibbett Sports Inc. (a)	35	1,550
Installed Building Products, Inc.	64	5,372
iRobot Corp. (a) (b)	73	4,602
Jack in the Box Inc. (a)	57	5,354
Kontoor Brands, Inc.	129	5,320
La-Z-Boy Inc.	120	3,175
LCI Industries	68	7,098
LGI Homes, Inc. (a)	58	5,688
Liquidity Services, Inc. (a)	70	1,201
Lumber Liquidators, Inc. (a)	81	1,139
M/I Homes, Inc. (a)	80	3,541
MarineMax Inc. (a)	59	2,362
MDC Holdings Inc.	154	5,829
Medifast, Inc.	31	5,366
Meritage Homes Corporation (a)	101	8,001
Monarch Casino & Resort Inc. (a)	35	3,088
Monro Inc. (a)	91	4,040
Motorcar Parts of America Inc. (a)	51	917
Movado Group Inc.	45	1,749
Office Depot, Inc. (a)	124	5,692
Oxford Industries Inc.	43	3,893
Perdoceo Education Corporation (a)	190	2,180
PetMed Express Inc. (a) (b)	58	1,496
Red Robin Gourmet Burgers, Inc. (a)	43	730
Rent-A-Center, Inc. (a)	165	4,161
Ruth's Hospitality Group Inc. (a)	86	1,961
Sally Beauty Holdings, Inc. (a)	299	4,673
Shake Shack Inc. - Class A (a)	107	7,251
Shoe Carnival Inc. (a)	47	1,361
Shutterstock Inc.	63	5,891
Signet Jewelers Limited	143	10,391
Sleep Number Corporation (a)	61	3,094
Sonic Automotive, Inc. - Class A	57	2,420
Sonos, Inc. (a)	345	9,749
Standard Motor Products Inc.	53	2,276
Steven Madden Ltd. (a)	208	8,039
Strategic Education, Inc. (a)	61	4,080
Sturm Ruger & Co. Inc.	48	3,321
The Aaron's Company, Inc.	86	1,717
Tupperware Brands Corp. (a)	134	2,610
Unifi Inc. (a)	39	712
Universal Electronics Inc. (a)	37	1,143
Vera Bradley, Inc. (a)	70	535
Vista Outdoor Inc. (a)	153	5,454
Winnebago Industries Inc.	90	4,877
Wolverine World Wide, Inc.	224	5,056
WW International, Inc. (a)	145	1,485
XPEL, Inc. (a) (b)	45	2,376
Zumiez Inc. (a)	53	2,027
		322,228
Real Estate 9.8%
Acadia Realty Trust	239	5,182
Agree Realty Corporation	194	12,849
Alexander & Baldwin, LLC	198	4,601
American Assets Trust, Inc.	143	5,405
Apollo Commercial Real Estate Finance, Inc. (d)	358	4,982
Armada Hoffler Properties, Inc.	183	2,670
ARMOUR Residential REIT, Inc. (b)	248	2,086
Brandywine Realty Trust	466	6,584
Caretrust REIT, Inc. (a)	264	5,090

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Centerspace	41	3,998
Chatham Lodging Trust (a)	134	1,849
Community Healthcare Trust Incorporated	64	2,700
CoreCivic, Inc. (a)	329	3,676
DiamondRock Hospitality Co. (a)	572	5,774
Diversified Healthcare Trust (a)	641	2,052
Douglas Elliman Inc.	178	1,297
Dwight A. Walker Real Estate, Inc. - Class A	51	1,410
Easterly Government Properties, Inc.	235	4,961
Essential Properties Realty Trust, Inc.	330	8,359
Four Corners Property Trust, Inc.	211	5,702
Franklin Street Properties Corp.	264	1,555
Getty Realty Corp.	107	3,054
Global Net Lease Inc.	281	4,419
Hersha Hospitality Trust - Class A (a)	94	853
Independence Realty Trust, Inc.	599	15,848
Industrial Logistics Properties Trust (a)	176	3,991
Innovative Industrial Properties, Inc.	70	14,296
Invesco Mortgage Capital Inc. (b)	857	1,953
iStar Inc. (b)	188	4,397
KKR Real Estate Finance Trust Inc.	120	2,468
Lexington Realty Trust	766	12,033
LTC Properties Inc.	108	4,158
Mack-Cali Realty Corporation (a)	217	3,775
Marcus & Millichap Inc.	68	3,592
New York Mortgage Trust Inc. (a)	1,030	3,758
NexPoint Residential Trust, Inc.	62	5,600
Office Properties Income Trust (a)	131	3,365
Orion Office REIT Inc.	154	2,153
PennyMac Mortgage Investment Trust	258	4,353
Ready Capital Corporation	183	2,750
Realogy Holdings Corp. (a)	317	4,964
Redwood Trust Inc.	315	3,321
Retail Opportunity Investments Corp. (a)	331	6,410
RPT Realty	228	3,140
Safehold Inc.	39	2,161
Saul Centers Inc.	35	1,851
Service Properties Trust (a)	448	3,957
SITE Centers Corp.	489	8,164
St. Joe Co.	89	5,264
Summit Hotel Properties Inc. (a)	291	2,899
Tanger Factory Outlet Centers Inc.	281	4,826
The GEO Group, Inc. (a) (b)	333	2,203
Uniti Group Inc. (a)	642	8,832
Universal Health Realty Income Trust	34	1,997
Urban Edge Properties	300	5,727
Urstadt Biddle Properties Inc. - Class A	82	1,537
Washington REIT	230	5,871
Whitestone REIT	127	1,688
Xenia Hotels & Resorts Inc. (a)	311	5,995
		270,405
Energy 5.9%
Archrock, Inc.	362	3,342
Bristow Group Inc. (a)	63	2,341
Callon Petroleum Company (a) (b)	129	7,612
Civitas Resources, Inc.	195	11,638
CONSOL Mining Corporation (a)	85	3,192
Core Laboratories N.V.	126	3,982
DMC Global Inc. (a)	51	1,556
Dorian LPG Ltd. (a)	74	1,075
Dril-Quip Inc. (a)	96	3,590
Green Plains Renewable Energy Inc. (a)	146	4,517
Helix Energy Solutions Group, Inc. (a)	382	1,826
Helmerich & Payne Inc.	287	12,259
Laredo Petroleum, Inc. (a)	39	3,117
Matador Resources Co.	299	15,858
Nabors Industries Ltd (a)	21	3,209
Oceaneering International, Inc. (a)	271	4,101
Oil States International Inc. (a)	161	1,117
Par Pacific Holdings, Inc. (a)	126	1,642
Patterson-UTI Energy Inc. (a)	586	9,072
PBF Energy Inc. - Class A (a)	260	6,346
Propetro Holding Corp. (a)	232	3,234
Ranger Oil Corporation - Class A (a)	58	2,001
Reg Biofuels, LLC (a)	137	8,281
REX Stores Corp. (a)	14	1,433
RPC Inc. (a)	191	2,036
SM Energy Company	329	12,822
Southwestern Energy Co. (a)	3,027	21,701
Talos Energy Inc. (a)	110	1,741
U.S. Silica Holdings, Inc. (a)	202	3,769
World Fuel Services Corp.	172	4,651
		163,061
Materials 5.4%
AdvanSix Inc.	77	3,955
Allegheny Technologies Incorporated (a)	346	9,296
American Vanguard Corporation	72	1,459
Arconic Corporation (a)	289	7,405
Balchem Corporation (a)	88	12,026
Carpenter Technology Corp.	130	5,470
Century Aluminum Co. (a)	136	3,580
Clearwater Paper Corporation (a)	44	1,246
Compass Minerals International, Inc.	93	5,809
Ferro Corporation (a)	224	4,869
FutureFuel Corp.	66	646
GCP Applied Technologies Inc. (a)	146	4,593
Glatfelter Corporation	121	1,500
H.B. Fuller Company	143	9,472
Hawkins Inc. (a)	52	2,366
Haynes International Inc. (a)	34	1,456
Innospec Inc. (a)	67	6,206
Kaiser Aluminum Corporation (a)	43	4,028
Koppers Holdings Inc.	59	1,629
Livent Corporation (a)	438	11,412
Materion Corp.	56	4,807
Mercer International Inc. (a)	107	1,497
Myers Industries Inc.	97	2,085
Neenah Inc.	46	1,820
O-I Glass, Inc. (a)	422	5,557
Olympic Steel, Inc. (a)	25	947
Park Aerospace Technologies Corp. (a)	54	703
Quaker Chemical Corp.	36	6,284
Rayonier Advanced Materials Inc. (a)	175	1,153
Schweitzer-Mauduit International Inc.	86	2,369
Stepan Co.	58	5,747
SunCoke Energy, Inc.	225	2,007
Sylvamo Corporation (a)	96	3,194
TimkenSteel Corp. (a)	110	2,409
Tredegar Corp.	73	872
Trinseo Public Limited Company	105	5,045
Warrior Met Coal, Inc.	141	5,231
		150,150
Consumer Staples 4.5%
B&G Foods, Inc. (b)	176	4,747
Calavo Growers Inc. (a)	49	1,782
Cal-Maine Foods Inc. (a)	101	5,583
Celsius Holdings, Inc. (a)	105	5,774
Central Garden & Pet Co. (a)	27	1,180
Central Garden & Pet Co. - Class A (a)	108	4,388
Coca-Cola Consolidated Inc. (a)	13	6,281
Del Monte Fresh Produce Company	89	2,304
E.L.F. Beauty, Inc. (a)	132	3,419
Edgewell Personal Care Colombia S A S	146	5,354
Hostess Brands, Inc. - Class A (a)	376	8,255
Inter Parfums Inc. (a)	48	4,220
J&J Snack Foods Corp. (a)	41	6,282
John B. Sanfilippo & Son Inc. (a)	24	2,010
MGPI Processing, Inc. (a)	34	2,932
National Beverage Corp. (a)	63	2,740
PriceSmart Inc. (a)	65	5,154
Seneca Foods Corp. - Class A (a)	17	854
SpartanNash Co. (a)	98	3,242
The Andersons, Inc. (a)	83	4,154
The Chefs' Warehouse, Inc. (a)	89	2,907
The Simply Good Foods Company (a)	230	8,711
Tootsie Roll Industries Inc.	49	1,717
Treehouse Foods, Inc. (a)	152	4,896
United Natural Foods Inc. (a)	158	6,524

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Universal Corp.	67	3,912
USANA Health Sciences, Inc. (a)	31	2,489
Vector Group Ltd.	355	4,280
WD-40 Co. (a)	37	6,780
		122,871
Communication Services 2.2%
AMC Networks, Inc. - Class A (a)	79	3,207
ATN International Limited (a)	29	1,164
Cars.com Inc. (a)	176	2,542
Cinemark Holdings, Inc. (a)	290	5,010
Cogent Communications Group, Inc. (a)	115	7,600
Consolidated Communications Holdings Inc. (a)	196	1,154
EW Scripps Co. - Class A (a)	156	3,239
Gannett Media Corp. (a)	394	1,776
Loyalty Ventures Inc. (a)	54	897
Marcus Corp. (a) (b)	57	1,012
QuinStreet, Inc. (a)	140	1,619
Scholastic Corp. (a)	82	3,312
Shenandoah Telecommunications Company (a)	136	3,197
TechTarget, Inc. (a)	72	5,888
Telephone & Data Systems Inc.	270	5,097
Thryv Holdings, Inc. (a)	46	1,298
Vonage Holdings Corp. (a)	685	13,892
		61,904
Utilities 2.0%
American States Water Company	100	8,894
Avista Corporation	193	8,717
California Water Service Group	142	8,426
Chesapeake Utilities Corporation	48	6,616
Middlesex Water Co. (a)	48	5,001
Northwest Natural Holding Company	84	4,350
South Jersey Industries Inc.	306	10,584
Unitil Corp.	43	2,139
		54,727
Total Common Stocks (cost $2,842,671)		2,728,290
INVESTMENT COMPANIES 0.7%
iShares S&P Small-Cap ETF	178	19,219
Total Investment Companies (cost $19,301)		19,219
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	25,218	25,218
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (d) (e)	7,728	7,728
Total Short Term Investments (cost $32,946)		32,946
Total Investments 100.8% (cost $2,894,918)		2,780,455
Other Derivative Instruments (0.0)%		(149)
Other Assets and Liabilities, Net (0.8)%		(20,815)
Total Net Assets 100.0%		2,759,491

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Small Cap Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	4,707	—	—	—	—	275	4,982	0.2
Apollo Medical Holdings, Inc.	7,622	—	97	—	(1)	(2,593)	4,931	0.2
	12,329	—	97	—	(1)	(2,318)	9,913	0.4

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	135	June 2022	13,325	(149)	623

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,726,975	1,315	—	2,728,290
Investment Companies	19,219	—	—	19,219
Short Term Investments	32,946	—	—	32,946
	2,779,140	1,315	—	2,780,455
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	623	—	—	623
	623	—	—	623

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 45.6%
Information Technology 11.1%
Adyen B.V. (a) (b)	3	6,501
Analog Devices, Inc. (a)	24	3,943
Anaplan, Inc. (a) (c)	60	3,910
Asia Vital Components Co., Ltd.	599	2,418
Avalara, Inc. (a)	23	2,313
Broadcom Inc. (a)	6	3,872
CDW Corp. (a)	23	4,068
Cielo S.A. (a)	1,077	699
Citrix Systems Inc. (a) (c)	53	5,378
Clearwater Analytics Holdings, Inc. - Class A (a)	243	5,103
CMC Materials, Inc (a)	36	6,729
Coherent Inc. (a)	16	4,501
Compeq Manufacturing Co., Ltd.	231	388
Delivery Hero SE (a) (b)	8	343
Elite Material Co., Ltd.	145	1,295
EVERTEC, Inc.	156	6,365
Five9 Inc. (a) (c)	4	386
Hengtong Optic-Electric Co., Ltd. - Class A (a)	—	—
Intuit Inc. (a)	6	3,071
Jack Henry & Associates Inc. (a)	17	3,352
Lotes Co.,Ltd	106	2,572
MagnaChip Semiconductor, Ltd. (a) (c)	3	51
Mandiant, Inc. (a) (c)	156	3,481
Micron Technology, Inc. (a)	16	1,266
MoneyGram International, Inc. (a) (c)	64	677
nCino, Inc. (a)	38	1,559
NeoPhotonics Corporation (a)	74	1,125
NEXON Co.,Ltd.	41	971
NXP Semiconductors N.V.	6	1,128
Open Text Corporation (a)	31	1,331
Oracle Corporation	181	14,966
Plantronics Inc. (a) (c)	12	478
Quanta Computer Inc.	181	556
Riverbed Restructure (a) (d)	6	61
Rogers Corp. (a)	11	2,929
Salesforce.Com, Inc. (a)	47	9,960
SK Hynix Inc.	17	1,642
Square, Inc. - Class A (a)	28	3,837
TE Connectivity Ltd. (b)	27	3,480
The Trade Desk, Inc. - Class A (a)	47	3,243
Tower Semiconductor Ltd. (a)	21	1,036
Tripod Technology Corp.	536	2,496
Usertesting, Inc. (a)	—	1
Visa Inc. - Class A	69	15,235
Wiwynn Corporation	31	1,098
		139,814
Financials 8.3%
7GC & Co. Holdings Inc. - Class A (a)	21	203
Accelerate Acquisition Corp. (a)	—	—
Accelerate Acquisition Corp. - Class A (a)	33	323
ACKRELL SPAC Partners I Co. (a)	78	806
AEA-Bridges Impact Corp. - Class A (a)	21	203
African Gold Acquisition Corp. (a)	2	19
AfterNext HealthTech Acquisition Corp. - Class A (a)	39	378
Agile Growth Corp. (a)	13	124
Agricultural Bank of China Limited - Class H	653	250
Alleghany Corporation (a)	1	690
Alpha Partners Technology Merger Corp. (a)	—	4
Alpha Partners Technology Merger Corp. - Class A (a)	21	202
Altenergy Acquisition Corp. (a)	6	59
Altimar Acquisition Corp. III (a)	8	76
Altimeter Growth Corp. 2 - Class A (a)	12	118
Altitude Acquisition Corp. - Class A (a)	26	259
American International Group, Inc.	68	4,290
American National Group, Inc. (a)	6	1,121
Angel Pond Holdings Corp - Class A (a)	10	101
AON Public Limited Company - Class A	10	3,217
Apollo Strategic Growth Capital - Class A (a) (e)	18	177
Apollo Strategic Growth Capital II (a) (e)	2	22
ArcLight Clean Transition Corp. II - Class A (a)	19	185
Ares Acquisition Corp. (a)	5	53
Arrowroot Acquisition Corp. - Class A (a)	27	265
Artemis Strategic Investment Corp. - Class A (a)	20	203
Artisan Acquisition Corp. - Class A (a)	20	205
Astrea Acquisition Corp. - Class A (a)	20	199
Athena Consumer Acquisition Corp. (a)	4	40
Atlantic Coastal Acquisition Corp. - Class A (a)	16	158
Atlantic Coastal Acquisition Corp. II (a)	5	45
Atlas Crest Investment Corp. II - Class A (a)	21	203
Ault Disruptive Technologies Corporation (a)	6	60
Aurora Acquisition Corp. - Class A (a)	7	70
Austerlitz Acquisition Corp I - Class A (a)	34	336
Austerlitz Acquisition Corp II - Class A (a)	20	200
Avanti Acquisition Corp. - Class A (a)	13	123
Avista Public Acquisition Corp. II - Class A (a)	20	204
Banco do Brasil S.A (a)	291	2,117
Bank Mandiri Persero Tbk PT	1,131	628
Bank of Chengdu Co., Ltd. - Class A (a)	265	624
Bank of Hawaii Corporation	32	2,686
Belong Acquisition Corp. - Class A (a)	2	21
Bilander Acquisition Corp. - Class A (a)	21	202
Biotech Acquisition Co - Class A (a)	20	201
Blue Whale Acquisition Corp I - Class A (a)	5	47
BOA Acquisition Corp. - Class A (a)	14	134
Broadscale Acquisition Corp. - Class A (a)	9	89
Burtech Acquisition Corp. (a)	14	141
C5 Acquisition Corporation (a)	3	35
Catalyst Partners Acquisition Corp. - Class A (a)	45	440
CC Neuberger Principal Holdings III - Class A (a)	2	22
China Construction Bank Corporation - Class H	329	246
CHP Merger Corp. - Class A (a)	12	118
Churchill Capital Corp VII (a)	8	80
Churchill Capital Corp VII - Class A (a)	41	404
CIIG Capital Partners II, Inc. (a)	14	136
CIIG Capital Partners II, Inc. - Class A (a)	24	241
Citigroup Inc.	51	2,704
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	18	172
Cohn Robbins Holdings Corp. - Class A (a)	56	553
Colicity Inc. (a)	17	171
Colonnade Acquisition Corp. II (a) (f)	13	133
Concord Acquisition Corp. II - Class A (a)	45	437
CONX Corp. - Class A (a)	29	288
Conyers Park III Acquisition Corp. - Class A (a)	21	200
Corazon Capital V838 Monoceros Corp - Class A (a)	10	100
COVA Acquisition Corp. (a)	4	36
DA32 Life Science Tech Acquisition Corp. - Class A (a)	7	72
Decarbonization Plus Acquisition Corporation IV - Class A (a)	19	191
DHC Acquisition Corporation (a)	7	67
DHC Acquisition Corporation - Class A (a)	21	204
Digital Transformation Opportunities Corp. (a)	1	8
Digital Transformation Opportunities Corp. - Class A (a)	9	83
Direct Selling Acquisition Corp. (a)	5	50
Disruptive Acquisition Corporation I (a)	13	131
dMY Technology Group, Inc. VI - Class A (a)	24	241
Dragoneer Growth Opportunities Corp. III - Class A (a)	45	438
Dynamics Special Purpose Corp. - Class A (a)	21	211
E.Merge Technology Acquisition Corp. - Class A (a)	58	574
EG Acquisition Corp. - Class A (a)	19	186
Elliott Opportunity II Corp. (a)	3	32
Elliott Opportunity II Corp. - Class A (a)	18	172
Enterprise 4.0 Technology Acquisition Corp. (a)	6	60
Equity Distribution Acquisition Corp. - Class A (a)	68	673
ESGEN Acquisition Corp (a)	7	70
ESM Acquisition Corporation (a)	—	—
Eucrates Biomedical Acquisition Corp. (a)	—	—
ExcelFin Acquisition Corp. (a)	6	59
ExcelFin Acquisition Corp. - Class A (a)	7	75
Fifth Wall Acquisition Corp. III - Class A (a)	20	199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Finserv Acquisition Corp. II (a)	4	41
Finserv Acquisition Corp. II - Class A (a)	6	59
Fintech Acquisition Corp. VI (a)	8	83
Fintech Acquisition Corp. VI - Class A (a)	12	122
First Horizon National Corporation	207	4,867
Flagstar Bancorp, Inc.	4	184
Flame Acquisition Corp. (a)	13	133
Forest Road Acquisition Corp. II (a)	13	131
Fortress Value Acquisition Corp. III (a)	4	39
Fortress Value Acquisition Corp. III - Class A (a)	45	442
Fortress Value Acquisition Corp. IV (a) (f)	5	52
Fortress Value Acquisition Corp. IV - Class A (a)	21	202
FTAC Athena Acquisition Corp. - Class A (a)	20	197
FTAC Emerald Acquisition Corp. (a)	20	196
FTAC Hera Acquisition Corp. (a)	1	13
FTAC Parnassus Acquisition Corp. - Class A (a)	45	438
FTAC Zeus Acquisition Corp. (a)	4	39
Fusion Acquisition Corp. II (a)	12	115
G Squared Ascend I Inc. (a)	15	145
G Squared Ascend I Inc. - Class A (a)	20	202
G Squared Ascend II, Inc. (a)	7	69
Gesher I Acquisition Corp (a)	6	58
Glenfarne Merger Corp. (a)	13	132
Global Partner Acquisition Corporation II (a)	5	50
Goal Acquisitions Corp. (a)	47	463
Golden Arrow Merger Corp. (a)	13	132
Gores Holdings VII, Inc. (a)	—	1
Gores Holdings VII, Inc. - Class A (a)	45	441
Gores Holdings VIII, Inc. - Class A (a)	3	27
Gores Technology Partners II, Inc. (a)	—	1
Gores Technology Partners II, Inc. - Class A (a)	12	121
Gores Technology Partners, Inc. - Class A (a)	38	370
Groupe Bruxelles Lambert SA	27	2,752
GSR II Meteora Acquisition Corp. (a)	—	—
GX Acquisition Corp. II - Class A (a)	7	68
Haymaker Acquisition Corp. III (a)	18	182
Haymaker Acquisition Corp. III - Class A (a)	—	1
Health Assurance Acquisition Corp. - Class A (a)	21	203
Healthcare Services Acquisition Corporation - Class A (a)	5	52
Hennessy Capital Investment Corp. VI - Class A (a)	21	204
Horizon Acquisition Corp II - Class A (a)	17	173
HPX Corp. - Class A (a)	41	410
Hudson Executive Investment Corp. III (a)	13	132
Industrial and Commercial Bank of China Limited - Class H	414	253
Infinite Acquisition Corp. (a)	5	49
INSU Acquisition Corp III - Class A (a)	21	202
Interprivate II Acquisition Corp. (a)	3	29
Interprivate III Financial Partners Inc. - Class A (a)	3	29
Interprivate IV Infratech Partners Inc. (a)	10	100
ION Acquisition Corp. 3 Ltd. - Class A (a)	18	172
Isleworth Healthcare Acquisition Corp. (a)	17	166
Jack Creek Investment Corp. - Class A (a)	14	138
Jaws Hurricane Acquisition Corp - Class A (a)	16	154
Jaws Juggernaut Acquisition Corp. (a)	12	118
Jaws Juggernaut Acquisition Corp. - Class A (a)	33	318
Jaws Mustang Acquisition Corp. - Class A (a)	17	171
Jefferies Financial Group Inc.	67	2,188
KB Financial Group Inc.	7	331
Kensington Capital Acquisition Corp. IV (a)	17	168
Kensington Capital Acquisition Corp. V (a)	33	345
Khosla Ventures Acquisition Co III - Class A (a)	17	168
Khosla Ventures Acquisition Co. - Class A (a)	29	286
Kiatnakin Phatra Bank Public Company Limited - NVDR	171	353
Kismet Acquisition Three Corp. (a)	13	132
Kismet Acquisition Three Corp. - Class A (a)	18	173
KKR Acquisition Holdings I Corp. (a)	17	169
KL Acquisition Corp. - Class A (a)	93	908
Kludein I Acquisition Corp. (a)	20	199
L Catterton Asia Acquisition Corp - Class A (a)	18	173
Landcadia Holdings IV Inc. (a)	13	133
Landcadia Holdings IV Inc. - Class A (a)	18	172
Lazard Growth Acquisition Corp. I (a)	—	4
Lazard Growth Acquisition Corp. I (a)	21	203
LDH Growth Corp I - Class A (a)	21	202
Lead Edge Growth Opportunities, Ltd (a)	1	12
Live Oak Crestview Climate Acquisition Corp. (a)	21	201
Live Oak Mobility Acquisition Corp. - Class A (a)	10	96
LPL Financial Holdings Inc. (a)	16	2,913
M3-Brigade Acquisition II Corp. (a)	12	116
M3-Brigade Acquisition II Corp. - Class A (a)	17	169
Macondray Capital Acquisition Corp. I (a)	19	192
Macondray Capital Acquisition Corp. I - Class A (a)	20	203
Magnum Opus Acquisition Limited - Class A (a)	17	171
MarketWise, Inc. - Class A (a)	7	33
Mason Industrial Technology, Inc. (a)	27	265
Medicus Sciences Acquisition Corp. - Class A (a)	9	88
Medtech Acquisition Corporation - Class A (a)	16	160
Metals Acquisition Corp. (a)	6	61
Mission Advancement Corp. (a)	8	78
Mizrahi Tefahot Bank Ltd.	15	571
Monument Circle Acquisition Corp. (a)	1	7
Moody's Corp.	12	3,955
Newcourt Acquisition Corp. (a)	8	80
Newcourt Acquisition Corp. - Class A (a)	4	38
North Mountain Merger Corp. - Class A (a)	21	204
Northern Genesis Acquisition Corp. III (a)	18	172
Northern Star Investment Corp. III (a)	6	58
Northern Star Investment Corp. IV (a)	5	45
Omega Alpha SPAC - Class A (a)	7	72
One Equity Partners Open Water I Corp. (a)	25	246
Orion Acquisition Corp. (a)	3	27
Patria Latin American Opportunity Acquisition Corp. (a)	2	16
People's United Financial Inc. (a)	123	2,458
Peridot Acquisition Corp. II (a)	8	75
Peridot Acquisition Corp. II - Class A (a)	18	173
Pershing Square Tontine Holdings, Ltd. - Class A (a)	31	615
Phoenix Biotech Acquisition Corp. (a)	6	60
Pine Technology Acquisition Corp. - Class A (a) (f)	13	123
Ping An Insurance (Group) Co of China Ltd - Class H	42	296
Plum Acquisition Corp. I (a)	10	103
POEMA Global Holdings Corp. - Class A (a)	11	110
Portage Fintech Acquisition Corporation - Class A (a)	8	77
Post Holdings Partnering Corporation - Series A (a)	26	257
PowerUp Acquisition Corp. (a)	1	7
Primerica, Inc.	47	6,361
PROOF Acquisition Corp I (a)	16	155
Pyrophyte Acquisition Corp. (a)	8	79
Queen's Gambit Growth Capital - Class A (a)	22	207
Revolution Healthcare Acquisition Corp. - Class A (a)	66	645
RHB Bank Bhd	926	1,312
RMG Acquisition Corp. III - Class A (a)	21	203
Rocket Internet Growth Opportunities Corp. (a)	6	61
Ross Acquisition Corp. II (a)	2	25
RXR Acquisition Corp. (a)	—	1
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	5,025
SCP & Co Healthcare Acquisition Company (a)	5	49
Screaming Eagle Acquisition Corp. (a)	36	357
Seaport Calibre Materials Acquisition Corp. - Class A (a)	4	39
SEI Investments Co. (a)	42	2,504
Semper Paratus Acquisition Corp. (a)	8	80
Shelter Acquisition Corporation I (a) (d)	2	—
Shelter Acquisition Corporation I (a)	16	156
Signature Bank	1	296
Silver Spike Acquisition Corp II - Class A (a)	1	14
SilverSPAC Inc. - Class A (a)	2	18
Simon Property Group Acquisition Holdings, Inc. (a)	17	172
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	26	255
SinoPac Financial Holdings Co. Ltd.	1,651	1,055
Slam Corp. (a)	27	265
Slam Corp. - Class A (a)	1	14
Soar Technology Acquisition Corp. (a)	3	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Social Capital Hedosophia Holdings Corp. VI - Class A (a) (c)	5	51
Social Capital Suvretta Holdings Corp. II - Class A (a)	24	238
Software Acquisition Group Inc. III - Class A (a)	—	4
Sound Point Acquisition Corp I Ltd (a)	2	20
Stratim Cloud Acquisition Corp. (a)	7	71
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	69	679
SVF Investment Corp. - Class A (a)	17	165
SVF Investment Corp. 2 - Class A (a)	25	245
SVF Investment Corp. 3 - Class A (a)	15	148
Tailwind Acquisition Corp. - Class A (a)	53	523
Tailwind International Acquisition Corp. - Class A (a)	4	43
Target Global Acquisition I Corp. (a)	18	177
TCV Acquisition Corp. - Class A (a)	13	130
TCW Special Purpose Acquisition Corp (a)	1	13
Thunder Bridge Capital Partners III, Inc. - Class A (a)	19	183
Tiga Acquisition Corp. (a)	44	446
Tio Tech A (a)	3	32
TLG Acquisition One Corp. (a)	13	132
TortoiseEcofin Acquisition Corp. III - Class A (a)	21	202
TPG Pace Beneficial II Corp. - Class A (a)	24	239
Twelve Seas Investment Company II (a)	13	127
USHG Acquisition Corp. - Class A (a)	12	126
Virgin Group Acquisition Corp. II - Class A (a)	35	347
Viscogliosi Brothers Acquisition Corp. (a)	6	59
W. R. Berkley Corporation	89	5,950
Warburg Pincus Capital Corporation I-A - Class A (a)	18	172
Wells Fargo & Company	56	2,723
Woori Financial Group Inc.	269	3,389
		104,961
Communication Services 7.2%
Activision Blizzard, Inc. (a)	50	3,960
Alphabet Inc. - Class A (a)	6	16,057
Alphabet Inc. - Class C (a)	6	18,378
Baidu, Inc. - Class A (a) (b)	49	849
Bharti Airtel Limited (a)	8	43
Bharti Airtel Ltd. (a)	298	2,958
Charter Communications, Inc. - Class A (a)	6	3,042
Comcast Corporation - Class A (a)	100	4,703
Eletromidia S.A. (a)	765	2,293
Facebook, Inc. - Class A (a)	66	14,847
Intelsat Jackson Holdings, Ltd. (a) (d)	3	94
JYP Entertainment Corporation	10	504
Major Cineplex Group Plc	510	306
Mediaalpha, Inc. - Class A (a)	185	3,055
MGM Holdings, Inc. - Class A (a) (d)	6	22
Naspers Ltd. - Class N	6	617
Netflix, Inc. (a)	4	1,441
Shaw Communications Inc. - Class B (a)	97	3,024
TEGNA Inc.	139	3,105
Ubisoft Entertainment (a)	12	548
Vonage Holdings Corp. (a)	121	2,457
Zynga Inc. - Class A (a) (c)	942	8,701
		91,004
Health Care 4.9%
Cerner Corp. (a)	125	11,729
Convey Health Solutions Holdings, Inc. (a)	—	1
Cooper Cos. Inc.	11	4,436
Doximity, Inc. - Class A (a)	72	3,759
Intersect ENT, Inc. (a)	32	892
LHC Group, Inc. (a)	6	926
Novartis AG - ADR	121	10,596
Novo Nordisk A/S - ADR	28	3,138
Osstem Implant Co.,Ltd. (d)	16	1,832
Pegavision Corporation	23	404
Regeneron Pharmaceuticals, Inc. (a)	18	12,426
Silk Road Medical, Inc. (a)	53	2,172
SillaJen Inc (a) (d)	3	9
Vertex Pharmaceuticals Incorporated (a)	25	6,603
Zoetis Inc. - Class A	15	2,851
		61,774
Consumer Discretionary 4.7%
Alibaba Group Holding Limited (a) (b)	74	999
Alibaba Group Holding Limited - ADR (a)	34	3,684
Amazon.com, Inc. (a)	7	22,608
China Yongda Automobiles Services Holdings Ltd.	1,461	1,592
Com7 Public Company Limited - NVDR	161	209
Compagnie Financiere Richemont SA	10	1,210
CW Travel Holdings (a) (d)	2	46
Fix Price Group Ltd - GDR (b) (d)	38	—
Flutter Entertainment Public Limited Company (a)	5	610
GVC Holdings PLC (a)	45	975
Houghton Mifflin Harcourt Company (a) (c)	39	812
Huafu Fashion Co., Ltd. - Class A (a)	2,449	1,615
Marriott International, Inc. - Class A (a)	8	1,415
Pool Corporation (a)	9	3,983
Prosus N.V.	34	1,844
Sportsman's Warehouse Holdings, Inc. (a)	47	503
Tenneco Inc. - Class A (a)	39	721
Texhong Textile Group Limited	865	1,064
The Home Depot, Inc.	13	3,895
Under Armour Inc. - Class A (a)	265	4,517
Vardhman Textiles Limited (a)	466	2,684
Yum China Holdings, Inc.	43	1,776
Zhongsheng Group Holdings Limited	279	1,955
		58,717
Industrials 3.8%
Aerojet Rocketdyne Holdings, Inc. (a)	2	71
China State Construction Engineering Corporation Limited - Class A (a)	290	248
Companhia De Locacao Das Americas (a)	128	724
Cornerstone Building Brands, Inc. (a)	29	711
Expeditors International of Washington Inc. (a)	11	1,118
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	47	284
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (a)	454	1,477
Hertz Global Holdings, Inc. (a)	1	17
Howmet Aerospace Inc.	55	1,971
KEI Industries Limited	16	272
Larsen and Toubro Limited	9	220
Lennox International Inc.	11	2,757
LG Corp.	23	1,435
Meritor, Inc. (a)	81	2,888
Microvast Holdings, Inc. (a) (g)	30	191
Nielsen Holdings plc	27	742
Old Dominion Freight Line Inc. (a)	15	4,371
Power Construction Corporation of China - Class A (a)	171	196
Samsung C&T Corporation	11	990
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A (a)	94	254
Shenzhen Expressway Company Limited - Class H	298	313
SPX Flow, Inc.	6	507
The Boeing Company (a)	69	13,288
TransUnion	38	3,900
Uber Technologies, Inc. (a)	22	777
Univar Solutions Inc. (a)	48	1,546
Verisk Analytics, Inc. (a)	21	4,532
Wabtec Corp.	15	1,454
Welbilt Inc. (a)	25	582
Xiamen Xiangyu Co., Ltd. - Class A	284	393
		48,229
Consumer Staples 2.2%
American Beverage Co Ambev - ADR	1,721	5,558
Herbalife Nutrition Ltd. (a)	13	402
Indofood Sukses Makmur Tbk	277	115
JDE Peet's N.V.	57	1,641
Just Eat Takeaway.Com N.V. (a) (b)	14	463
Lamb Weston Holdings Inc.	96	5,750
Monster Beverage 1990 Corporation (a)	120	9,619
Pick n Pay Stores Ltd.	152	558
PT Astra Agro Lestari Tbk	1,078	941

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
PT Industri Jamu dan Farmasi Sido Muncul, Tbk	8,952	636
Sanderson Farms Inc. (a)	3	527
Sendas Distribuidora S/A	79	272
Shoprite Holdings Ltd.	46	743
TPCO Holding Corp. - Class A (a)	25	31
Want Want China Holdings Limited	926	855
		28,111
Materials 1.4%
Alpek S.A.B. de C.V.	268	372
Atotech Limited (a)	59	1,301
Ferro Corporation (a)	50	1,095
Glencore PLC	523	3,417
HeidelbergCement AG	14	816
International Flavors & Fragrances Inc.	14	1,791
Jindal Stainless Limited (a)	119	318
LafargeHolcim Ltd.	79	3,831
Petronas Chemicals Group Berhad	143	327
Sappi Ltd.	108	419
Scotts Miracle-Gro Co.	35	4,342
		18,029
Real Estate 1.2%
AP (Thailand) PCL - NVDR	4,742	1,566
Bluerock Residential Growth REIT, Inc. - Class A	29	779
Greentown China Holdings Ltd.	202	367
Healthcare Trust of America, Inc. - Class A	190	5,969
Lamar Advertising Co. - Class A (a)	49	5,700
Supalai PCL - NVDR	903	589
Swire Pacific Ltd. - Class A	137	834
		15,804
Energy 0.5%
Berry Corporation (Bry) (a)	4	38
GS Holdings Corp.	11	398
Gulfport Energy Operating Corporation (a)	7	636
Hindustan Petroleum Corp. Ltd.	583	2,065
Kinder Morgan, Inc.	75	1,411
McDermott International, Inc. (a)	469	310
McDermott International, Inc. (a)	52	34
Oasis Petroleum Inc. (a)	4	560
Reliance Industries Ltd.	8	269
		5,721
Utilities 0.3%
FirstEnergy Corp.	40	1,814
Pacific Gas And Electric Company (a)	97	1,153
Power Grid Corporation of India Limited	86	247
		3,214
Total Common Stocks (cost $511,058)		575,378
CORPORATE BONDS AND NOTES 25.2%
Health Care 4.4%
1Life Healthcare, Inc.
3.00%, 06/15/25 (h)	1,569	1,351
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (h)	1,161	1,042
Alphatec Holdings, Inc.
0.75%, 08/01/26 (h) (i)	795	754
Ascendis Pharma A/S
2.25%, 04/01/28 (h) (i)	712	734
Aurora Cannabis Inc.
5.50%, 02/28/24 (h)	1,147	1,056
Avadel Finance Cayman Limited
4.50%, 02/01/23 (h)	2,185	2,154
Bausch Health Companies Inc.
5.50%, 11/01/25 (i)	160	160
9.00%, 12/15/25 (i)	640	663
9.25%, 04/01/26 (i)	570	584
8.50%, 01/31/27 (i)	240	239
6.25%, 02/15/29 (i)	160	132
7.25%, 05/30/29 (i)	220	188
5.25%, 01/30/30 (i)	30	24
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (h)	162	164
Canopy Growth Corporation
4.25%, 07/15/23, CAD (h) (i)	1,365	1,012
Centene Corporation
4.25%, 12/15/27	50	50
4.63%, 12/15/29	20	20
Coherus Biosciences, Inc.
1.50%, 04/15/26 (h)	1,746	1,713
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (h)	1,461	1,409
CommonSpirit Health
4.35%, 11/01/42	130	131
3.82%, 10/01/49	60	59
Community Health Systems, Inc.
6.88%, 04/15/29 (i)	135	132
Cutera, Inc.
2.25%, 03/15/26 (h)	1,443	3,108
Dynavax Technologies Corporation
2.50%, 05/15/26 (h) (i)	1,960	2,622
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (i)	175	160
Evolent Health, Inc.
3.50%, 12/01/24 (h)	335	614
Exact Sciences Corporation
0.38%, 03/01/28 (h)	237	209
Global Blood Therapeutics, Inc.
1.88%, 12/15/28 (h) (i)	126	167
Gossamer Bio, Inc.
5.00%, 06/01/27 (h)	1,180	951
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	97
HCA Inc.
5.38%, 02/01/25	20	21
7.69%, 06/15/25	50	55
5.25%, 06/15/26	60	63
4.50%, 02/15/27	50	52
5.63%, 09/01/28	10	11
3.50%, 09/01/30	40	39
7.50%, 11/15/95	150	180
Innoviva, Inc.
2.13%, 01/15/23 (h)	967	1,067
2.13%, 03/15/28 (h) (i)	1,291	1,282
Inotiv, Inc.
3.25%, 10/15/27 (h) (i)	754	714
Insmed Incorporated
0.75%, 06/01/28 (h)	1,756	1,706
Intercept Pharmaceuticals, Inc.
3.50%, 02/15/26 (h) (i)	1,730	1,851
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 (h) (i) (j)	1,193	1,110
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (h)	1,345	1,116
MannKind Corporation
2.50%, 03/01/26 (h)	1,956	1,888
Mesa Laboratories, Inc.
1.38%, 08/15/25 (h)	854	918
NanoString Technologies, Inc.
2.63%, 03/01/25 (h)	1,088	1,193
NuVasive, Inc.
1.00%, 06/01/23 (h)	3,086	3,073
0.38%, 03/15/25 (h)	932	886
Omeros Corporation
5.25%, 02/15/26 (h)	1,416	1,071
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (h)	795	986
PetIQ, Inc.
4.00%, 06/01/26 (h)	975	1,169
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (h)	900	874
Radiology Partners, Inc.
9.25%, 02/01/28 (i)	230	231
Revance Therapeutics, Inc.
1.75%, 02/15/27 (h)	1,372	1,286
Smiledirectclub, Inc.
0.00%, 02/01/26 (h) (i) (j)	1,407	490
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (h)	903	671

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 (h) (i)	810	1,005
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	40	39
7.13%, 01/31/25	597	627
3.15%, 10/01/26	268	243
5.13%, 05/09/29 (k)	560	539
4.10%, 10/01/46	1,531	1,205
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	195	196
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	194	193
Travere Therapeutics, Inc.
2.25%, 03/01/29 (h)	1,191	1,255
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	18
Varex Imaging Corporation
4.00%, 06/01/25 (h)	1,685	2,107
Willis-Knighton Medical Center
4.81%, 09/01/48	60	68
Zogenix, Inc.
2.75%, 10/01/27 (h)	2,007	2,516
		55,713
Consumer Discretionary 3.4%
Airbnb, Inc.
0.00%, 03/15/26 (h) (j)	158	153
Alibaba Group Holding Limited
4.20%, 12/06/47	370	343
3.15%, 02/09/51	340	263
Amazon.com, Inc.
4.95%, 12/05/44	40	49
4.05%, 08/22/47	80	87
3.10%, 05/12/51	220	207
2.70%, 06/03/60	590	489
Carnival Corporation
7.63%, 03/01/26 (i)	40	40
Chegg, Inc.
0.00%, 09/01/26 (h) (j)	1,634	1,340
CWT Travel Group Incorporated
8.50%, 11/19/26 (i)	52	52
Dealer Tire, LLC
8.00%, 02/01/28 (i)	235	236
Delivery Hero SE
1.00%, 04/30/26, EUR (h)	1,600	1,344
1.00%, 01/23/27, EUR (b) (h)	600	524
1.50%, 01/15/28, EUR (b) (h)	1,700	1,318
Draftkings Inc.
0.00%, 03/15/28 (h) (j)	177	126
Fisker Group Inc.
2.50%, 09/15/26 (h) (i)	2,092	1,770
Fiverr International Ltd
0.00%, 11/01/25 (h) (j)	2,315	1,962
Ford Motor Company
3.25%, 02/12/32	10	9
GOL Equity Finance
3.75%, 07/15/24 (h) (i)	1,688	1,418
Groupon, Inc.
1.13%, 03/15/26 (h) (i)	1,624	1,222
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	1,048	907
Guess, Inc.
2.00%, 04/15/24 (h)	2,364	2,639
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (h)	900	846
Las Vegas Sands Corp.
3.20%, 08/08/24	120	115
2.90%, 06/25/25	10	9
Li Auto Inc.
0.25%, 05/01/28 (h) (i)	1,437	1,666
Lucid Group, Inc.
1.25%, 12/15/26 (h) (i)	3,630	2,765
Luminar Technologies, Inc.
1.25%, 12/15/26 (h) (i)	984	984
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	60	62
NCL Corporation Ltd.
1.13%, 02/15/27 (h) (i)	2,830	2,575
2.50%, 02/15/27 (h) (i)	1,037	980
NIO, Inc.
0.00%, 02/01/26 (h) (i) (j)	2,026	1,705
0.00%, 02/01/26 (h) (j)	261	220
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (i)	330	328
Park River Holdings, Inc.
5.63%, 02/01/29 (i)	50	41
Peloton Interactive, Inc.
0.00%, 02/15/26 (h) (j)	178	148
PetSmart, Inc.
7.75%, 02/15/29 (i)	250	258
Porch Group Inc
0.75%, 09/15/26 (h) (i)	2,156	1,464
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (i)	110	95
5.88%, 09/01/31 (i)	85	73
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (h)	2,279	2,760
Sands China Ltd.
5.13%, 08/08/25 (k) (l)	200	198
2.55%, 03/08/27 (i) (k) (l)	200	171
Shift Technologies, Inc.
4.75%, 05/15/26 (h) (i)	1,305	783
Stride, Inc.
1.13%, 09/01/27 (h)	1,047	1,048
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (i)	205	176
Tenneco Inc.
5.13%, 04/15/29 (i)	2,951	2,927
TKC Holdings, Inc.
10.50%, 05/15/29 (i)	140	144
Vroom, Inc.
0.75%, 07/01/26 (h) (i)	543	247
Wayfair Inc.
0.63%, 10/01/25 (h)	2,519	2,070
Wesleyan University
4.78%, 07/01/16	60	67
Wheel Pros, Inc.
6.50%, 05/15/29 (i)	295	258
Xometry, Inc.
1.00%, 02/01/27 (h) (i)	974	882
		42,563
Information Technology 3.4%
Affirm Holdings, Inc.
0.00%, 11/15/26 (h) (i) (j)	2,269	1,595
Alteryx, Inc.
0.50%, 08/01/24 (h)	1,859	1,736
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (h)	1,600	1,609
Avaya Holdings Corp.
2.25%, 06/15/23 (h)	1,922	1,873
Bentley Systems, Incorporated
0.38%, 07/01/27 (h) (i)	1,576	1,369
Blackline, Inc.
0.00%, 03/15/26 (h) (i) (j)	2,315	1,943
Broadcom Inc.
3.19%, 11/15/36 (i)	9	8
Castle United States Holding Corporation
9.50%, 02/15/28 (i)	365	362
Confluent, Inc.
0.00%, 01/15/27 (h) (i) (j)	1,419	1,174
Coupa Software Incorporated
0.38%, 06/15/26 (h)	789	660
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (h) (i) (j)	3,109	2,469
Dye & Durham Limited
3.75%, 03/01/26, CAD (h) (i)	1,653	1,152
Endure Digital, Inc.
6.00%, 02/15/29 (i)	370	319

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Envestnet, Inc.
0.75%, 08/15/25 (h) (i)	625	610
Everbridge, Inc.
0.13%, 12/15/24 (h)	1,587	1,444
Fastly, Inc.
0.00%, 03/15/26 (h) (j)	2,333	1,758
I3 Verticals, LLC
1.00%, 02/15/25 (h)	1,210	1,197
LivePerson, Inc.
0.00%, 12/15/26 (h) (j)	148	117
Marathon Digital Holdings, Inc.
1.00%, 12/01/26 (h) (i)	773	545
Minerva Merger Sub Inc
6.50%, 02/15/30 (i)	220	213
Mitek Systems, Inc.
0.75%, 02/01/26 (h) (i)	946	940
MoneyGram International, Inc.
5.38%, 08/01/26 (i)	1,937	2,016
Nutanix, Inc.
0.25%, 10/01/27 (h) (i)	2,395	1,986
Osi Systems, Inc.
1.25%, 09/01/22 (h)	2,196	2,249
PAR Technology Corporation
1.50%, 10/15/27 (h)	1,164	1,010
Pure Storage, Inc.
0.13%, 04/15/23 (h)	789	1,104
Rapid7, Inc.
0.25%, 03/15/27 (h)	866	1,078
Repay Holdings Corporation
0.00%, 02/01/26 (h) (i) (j)	1,576	1,318
RingCentral, Inc.
0.00%, 03/01/25 (h) (j)	3,145	2,750
Sabre GLBL Inc.
7.38%, 09/01/25 (i)	90	94
SunPower Corporation
4.00%, 01/15/23 (h)	1,294	1,489
Unity Software Inc.
0.00%, 11/15/26 (h) (i) (j)	1,833	1,501
Veeco Instruments Inc.
3.75%, 06/01/27 (h)	788	1,656
Veritone, Inc.
1.75%, 11/15/26 (h) (i)	1,029	888
Virtusa Corporation
7.13%, 12/15/28 (i)	195	183
		42,415
Financials 3.2%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	136
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (i) (m)	250	15
American International Group, Inc.
3.40%, 06/30/30	100	100
Apollo Commercial Real Estate Finance, Inc.
4.75%, 08/23/22 (e) (h)	356	355
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (h)	2,379	2,532
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (i)	375	324
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 04/28/22) (n) (o)	610	523
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (i) (o)	200	184
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (h) (o)	300	288
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	200	193
7.50%, 04/16/31 (i)	150	139
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (b) (n)	200	165
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (i) (o)	250	231
7.63%, (100, 01/10/28) (i) (o)	200	198
Bank of America Corporation
6.25%, (100, 09/05/24) (o)	100	103
4.08%, 03/20/51	10	10
BBVA USA
3.88%, 04/10/25	280	285
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 (h)	238	237
Citigroup Inc.
5.95%, (100, 05/15/25) (o)	950	974
8.13%, 07/15/39	201	304
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (h) (o)	240	334
8.13%, (100, 12/23/25) (h) (i) (o)	200	223
Credit Suisse Group AG
5.25%, (100, 02/11/27) (i) (o)	1,010	933
7.50%, (100, 07/17/23) (i) (o)	210	213
4.19%, 04/01/31 (h) (i)	250	246
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (i)	200	89
Danske Bank A/S
5.88%, (100, 04/06/22), EUR (b) (h) (o)	290	321
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (i)	200	130
Enel Finance International SA
6.00%, 10/07/39 (i)	150	178
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	256
EZCORP, Inc.
2.88%, 07/01/24 (h)	1,441	1,400
Ford Motor Credit Company LLC
4.95%, 05/28/27	200	203
2.90%, 02/10/29	200	178
Gilex Holding SARL
8.50%, 05/02/23 (b)	200	200
Glencore Funding LLC
4.13%, 03/12/24 (i)	190	193
Hope Bancorp, Inc.
2.00%, 05/15/38 (h)	3,815	3,754
HSBC Holdings PLC
4.58%, 06/19/29 (h)	200	205
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (o)	250	228
JPMorgan Chase & Co.
2.52%, 04/22/31	60	55
3.90%, 01/23/49	40	41
JPMorgan Chase Bank, National Association
0.00%, 12/28/23 (b) (h) (j)	2,000	1,935
KKR Real Estate Finance Trust Inc.
6.13%, 05/15/23 (h)	1,071	1,098
LendingTree, Inc.
0.50%, 07/15/25 (h)	1,970	1,611
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (o)	200	210
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	250	228
Morgan Stanley
2.19%, 04/28/26	300	290
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	151
Petrobras Global Finance B.V.
7.38%, 01/17/27	120	134
6.00%, 01/27/28	50	52
6.90%, 03/19/49	200	199
6.85%, 06/05/15	150	140
PT ABM Investama Tbk.
9.50%, 08/05/26 (i)	200	183
Redwood Trust, Inc.
4.75%, 08/15/23 (h)	2,821	2,811
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 08/17/22) (b) (o)	200	110
Singapore Exchange Limited
0.00%, 03/01/24, EUR (b) (h) (j)	1,300	1,465

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
SoFi Technologies, Inc.
0.00%, 10/15/26 (h) (i) (j)	1,674	1,360
Starwood Property Trust, Inc.
4.38%, 04/01/23 (h)	1,452	1,516
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (i)	150	166
The Goldman Sachs Group, Inc.
4.00%, (3 Month USD LIBOR + 0.77%), (100, 05/13/22) (n) (o)	8	7
2.38%, 07/21/32	380	338
6.75%, 10/01/37	120	151
3.21%, 04/22/42	10	9
5.15%, 05/22/45	280	314
4.75%, 10/21/45	20	22
The PRA Group, Inc.
3.50%, 06/01/23 (h)	2,919	3,225
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h)	200	203
The Vanguard Group, Inc.
3.05%, 08/22/50 (d)	250	209
Two Harbors Investment Corp.
6.25%, 01/15/26 (h)	1,723	1,685
UBS Group Funding (Switzerland) AG
7.00%, (100, 02/19/25) (b) (h) (o)	200	212
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (k) (o)	200	64
Upstart Holdings, Inc.
0.25%, 08/15/26 (h) (i)	1,576	1,342
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (h)	1,613	1,615
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (i)	200	188
Wells Fargo & Company
5.88%, (100, 06/15/25) (o)	101	106
4.65%, 11/04/44	120	128
Zip Co Limited
0.00%, 04/23/28, AUD (b) (h) (j)	1,200	494
		40,647
Communication Services 3.0%
Altice France Holding S.A.
5.50%, 10/15/29 (i)	200	180
Bandwidth Inc.
0.50%, 04/01/28 (h) (i)	1,576	1,024
CCO Holdings, LLC
5.13%, 05/01/27 (i)	50	50
4.50%, 08/15/30 (i)	10	9
4.75%, 02/01/32 (i)	10	9
4.50%, 05/01/32	160	146
Cengage Learning, Inc.
9.50%, 06/15/24 (i)	205	204
Charter Communications Operating, LLC
5.05%, 03/30/29	110	117
5.38%, 04/01/38	60	62
3.50%, 03/01/42	30	25
4.80%, 03/01/50	10	10
Cinemark Holdings, Inc.
4.50%, 08/15/25 (h)	1,568	2,307
CSC Holdings, LLC
6.50%, 02/01/29 (i)	200	202
DISH DBS Corporation
5.25%, 12/01/26 (i)	40	38
5.75%, 12/01/28 (i)	150	142
5.13%, 06/01/29	50	43
Dish Network Corporation
0.00%, 12/15/25 (h) (j)	478	464
3.38%, 08/15/26 (h)	1,836	1,665
Embarq Corporation
8.00%, 06/01/36	370	357
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (i)	75	72
fuboTV Inc.
3.25%, 02/15/26 (h) (i)	1,809	1,151
Liberty Broadband Corporation
1.25%, 09/30/50 (h) (i)	2,727	2,599
2.75%, 09/30/50 (h) (i)	2,885	2,824
Liberty Media Corporation
4.00%, 11/15/29 (h)	1,865	1,280
3.75%, 02/15/30 (h)	2,564	1,793
2.13%, 03/31/48 (h) (i)	2,916	2,964
2.75%, 12/01/49 (h) (i)	2,529	2,504
Magnite, Inc.
0.25%, 03/15/26 (h)	1,420	1,113
MVC Acquisition Corp.
5.75%, 08/01/28 (i)	170	162
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (p)	400	302
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (h) (i)	1,596	1,499
SEA, Ltd.
0.25%, 09/15/26 (h)	3,592	2,879
Snap Inc.
0.13%, 03/01/28 (h) (i)	2,444	2,427
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	24
Spotify USA Inc.
0.00%, 03/15/26 (h) (j)	1,971	1,668
Sprint Corporation
7.88%, 09/15/23	20	21
8.75%, 03/15/32	50	67
TechTarget, Inc.
0.00%, 12/15/26 (h) (i) (j)	1,437	1,302
TEGNA Inc.
4.63%, 03/15/28	1,002	997
Telecom Argentina SA
8.00%, 07/18/26 (b)	100	95
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (b)	250	251
Telesat Canada
5.63%, 12/06/26 (i)	155	118
The Marcus Corporation
5.00%, 09/15/25 (h) (i)	1,004	1,830
T-Mobile US, Inc.
2.25%, 02/15/26	10	9
2.63%, 02/15/29	40	37
2.88%, 02/15/31	230	207
3.50%, 04/15/31 (i)	60	57
Verizon Communications Inc.
4.50%, 08/10/33	20	21
3.85%, 11/01/42	10	10
4.13%, 08/15/46	100	103
4.00%, 03/22/50	20	20
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (i)	210	208
		37,668
Energy 2.3%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (i)	250	215
Apache Corporation
7.75%, 12/15/29	610	719
6.00%, 01/15/37	40	45
5.10%, 09/01/40	420	423
5.25%, 02/01/42	110	110
4.75%, 04/15/43	320	303
4.25%, 01/15/44	90	79
7.38%, 08/15/47	100	114
5.35%, 07/01/49	80	77
Berry Petroleum Co.
7.00%, 02/15/26 (i)	70	69
Blue Racer Midstream, LLC
7.63%, 12/15/25 (i)	50	52
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (i)	50	46
Cheniere Energy, Inc.
4.63%, 10/15/28	30	30
CNX Resources Corporation
2.25%, 05/01/26 (h)	124	217

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Continental Resources, Inc.
5.75%, 01/15/31 (i)	90	98
4.90%, 06/01/44	100	99
DCP Midstream, LLC
6.45%, 11/03/36 (i)	40	46
DCP Midstream, LP
7.38%, (100, 12/15/22) (o)	80	77
6.75%, 09/15/37 (i)	130	153
Devon Energy Corporation
8.25%, 08/01/23	150	159
5.85%, 12/15/25	20	22
5.25%, 10/15/27	32	33
5.88%, 06/15/28	39	41
4.50%, 01/15/30	26	27
7.95%, 04/15/32	30	39
5.00%, 06/15/45	250	273
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	104
Ecopetrol S.A.
5.38%, 06/26/26	50	51
5.88%, 05/28/45 - 11/02/51	450	391
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	158	152
Energy Transfer LP
6.50%, (100, 08/15/26) (o)	340	335
6.63%, (100, 02/15/28) (o)	320	287
6.75%, (100, 05/15/25) (o)	270	263
7.13%, (100, 05/15/30) (o)	400	390
6.50%, 02/01/42	60	69
6.00%, 06/15/48	20	22
6.25%, 04/15/49	20	23
Enterprise Products Operating LLC
4.15%, 10/16/28	20	21
6.13%, 10/15/39	60	72
5.95%, 02/01/41	140	167
3.30%, 02/15/53	90	78
EQT Corporation
3.13%, 05/15/26 (i)	200	194
5.00%, 01/15/29	220	227
7.50%, 02/01/30 (k) (l)	200	232
3.63%, 05/15/31 (i)	50	48
Frontera Energy Corporation
7.88%, 06/21/28 (i)	200	187
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (i)	200	210
Geopark Limited
6.50%, 09/21/24 (b)	200	204
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	200	185
7.75%, 05/23/27 (i)	200	185
Gulfport Energy Operating Corporation
8.00%, 05/17/26	6	6
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (h)	1,882	2,142
Hunt Oil USA, Inc.
6.38%, 06/01/28 (b)	383	382
Indika Energy Capital IV Pte Ltd
8.25%, 10/22/25 (b)	350	353
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	61
6.95%, 01/15/38	10	13
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	400	368
MEG Energy Corp.
5.88%, 02/01/29 (i)	10	10
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	124
4.70%, 04/15/48	110	111
NGD Holdings B.V.
6.75%, 12/31/26 (b)	150	30
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	430	423
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (i)	60	63
Occidental Petroleum Corporation
6.95%, 07/01/24	120	129
5.55%, 03/15/26	50	53
3.20%, 08/15/26	80	79
6.63%, 09/01/30	240	275
6.13%, 01/01/31	490	551
0.00%, 10/10/36 (j)	1,970	1,057
6.20%, 03/15/40	90	100
4.50%, 07/15/44	260	249
4.63%, 06/15/45	360	349
6.60%, 03/15/46	150	178
4.40%, 04/15/46	190	181
4.10%, 02/15/47	50	46
4.20%, 03/15/48	250	234
PBF Holding Company LLC
9.25%, 05/15/25 (i)	205	212
Peabody Energy Corporation
3.25%, 03/01/28 (h) (i)	5,609	8,226
PERU LNG
5.38%, 03/22/30 (b)	200	177
Petrobras Global Finance B.V.
5.50%, 06/10/51	150	129
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	200	168
Petróleos Mexicanos
6.38%, 01/23/45	380	304
6.75%, 09/21/47	250	203
Plains All American Pipeline, L.P.
6.13%, (100, 11/15/22) (o)	90	76
6.70%, 05/15/36	50	55
PT Pertamina (Persero)
4.15%, 02/25/60 (b)	200	177
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	60
8.25%, 01/15/29	100	110
Shell International Finance B.V.
2.75%, 04/06/30	20	19
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (i)	250	225
Southwestern Energy Company
4.75%, 02/01/32	840	839
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	45
6.10%, 02/15/42	40	43
5.40%, 10/01/47	60	63
Targa Resource Corporation
4.00%, 01/15/32 (i)	10	10
Targa Resources Corp.
5.50%, 03/01/30	20	21
4.88%, 02/01/31	40	40
Tervita Corporation
11.00%, 12/01/25 (i)	105	119
The Williams Companies, Inc.
7.50%, 01/15/31	40	50
8.75%, 03/15/32	140	190
5.75%, 06/24/44	70	81
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	80
Tullow Oil PLC
10.25%, 05/15/26 (i)	200	203
UEP Penonome II S.A.
6.50%, 10/01/38 (i)	192	194
Western Midstream Operating, LP
3.60%, 02/01/25 (k) (l)	30	30
3.95%, 06/01/25	90	90
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	102
5.45%, 04/01/44	200	203
5.30%, 03/01/48	80	79
5.50%, 08/15/48	140	139
5.75%, 02/01/50 (k) (l)	610	598
Williams Partners L.P.
6.30%, 04/15/40	70	85

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
5.10%, 09/15/45	150	162
		28,866
Industrials 1.8%
3M Company
3.70%, 04/15/50	40	40
Air Transport Services Group, Inc.
1.13%, 10/15/24 (h)	577	686
American Airlines Group Inc.
6.50%, 07/01/25 (h)	1,182	1,624
Array Tech, Inc.
1.00%, 12/01/28 (h) (i)	1,116	873
Artera Services, LLC
9.03%, 12/04/25 (i)	80	80
Bloom Energy Corporation
2.50%, 08/15/25 (h)	158	265
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (h)	12,000	1,552
Copa Holdings, S.A.
4.50%, 04/15/25 (h)	1,104	1,944
Delta Air Lines, Inc.
7.00%, 05/01/25 (i)	140	150
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (h)	1,249	2,366
Elance, Inc.
0.25%, 08/15/26 (h) (i)	1,577	1,278
General Dynamics Corporation
4.25%, 04/01/40	10	11
Granite Construction Incorporated
2.75%, 11/01/24 (h)	906	1,083
H&E Equipment Services, Inc.
3.88%, 12/15/28 (i)	10	9
Interpipe Holdings PLC
8.38%, 05/13/26 (i)	200	66
JetBlue Airways Corporation
0.50%, 04/01/26 (h) (i)	383	356
Kaman Corporation
3.25%, 05/01/24 (h)	2,703	2,738
Meritor, Inc.
4.50%, 12/15/28 (i)	981	985
NFI Group Inc.
5.00%, 01/15/27, CAD (h)	721	526
Park Aerospace Holdings Limited
5.25%, 08/15/22 (i)	4	4
4.50%, 03/15/23 (i)	20	20
5.50%, 02/15/24 (i)	50	51
Parsons Corporation
0.25%, 08/15/25 (h)	657	692
Patrick Industries, Inc.
1.00%, 02/01/23 (h)	1,005	1,002
Simpar Europe
5.20%, 01/26/31 (b)	200	179
SkyMiles IP Ltd.
4.50%, 10/20/25 (i)	140	141
4.75%, 10/20/28 (i)	110	111
Spirit Airlines, Inc.
8.00%, 09/20/25 (i)	48	51
The Boeing Company
4.88%, 05/01/25 (k)	300	310
2.70%, 02/01/27	70	67
5.15%, 05/01/30 (k)	160	171
3.25%, 02/01/35	90	80
3.55%, 03/01/38	20	18
5.71%, 05/01/40 (k)	140	157
5.81%, 05/01/50 (k)	170	196
5.93%, 05/01/60 (k)	30	35
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (h) (i)	1,059	1,220
Triumph Group, Inc.
6.25%, 09/15/24 (i)	295	293
7.75%, 08/15/25	75	76
Uber Technologies, Inc.
6.25%, 01/15/28 (i)	135	139
United Airlines Pass Through Trust
4.38%, 04/15/26 (i)	100	98
4.63%, 04/15/29 (i)	190	181
United Rentals (North America), Inc.
3.88%, 11/15/27	20	20
5.25%, 01/15/30	100	103
United Rentals, Inc.
3.88%, 02/15/31	10	9
Virgin Galactic Holdings, Inc.
2.50%, 02/01/27 (h) (i)	627	603
XPO Cnw, Inc.
6.70%, 05/01/34	120	123
XPO Logistics, Inc.
6.25%, 05/01/25 (i)	10	10
		22,792
Materials 1.3%
Amyris, Inc.
1.50%, 11/15/26 (h) (i)	2,339	1,681
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (i)	210	195
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (i)	300	295
Cap S.A.
3.90%, 04/27/31 (b)	200	181
Century Aluminum Company
2.75%, 05/01/28 (h) (i)	687	1,092
Danimer Scientific, Inc.
3.25%, 12/15/26 (h) (i)	763	625
First Quantum Minerals Ltd
7.50%, 04/01/25 (i)	200	203
6.88%, 10/15/27 (i)	220	230
Freeport-McMoRan Inc.
4.63%, 08/01/30	20	20
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	235	238
Lithium Americas Corp.
1.75%, 01/15/27 (h) (i)	1,413	1,478
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd
2.50%, 04/15/26 (h) (i)	1,166	1,656
Metinvest B.V.
7.75%, 10/17/29 (b)	350	151
MP Materials Corp.
0.25%, 04/01/26 (h) (i)	1,660	2,406
Osisko Gold Royalties Ltd
4.00%, 12/31/22, CAD (h)	550	445
PMHC II, Inc.
9.00%, 02/15/30 (i)	145	128
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (i)	135	120
United States Steel Corporation
5.00%, 11/01/26 (h)	1,790	5,210
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (i)	200	173
Yamana Gold Inc.
4.63%, 12/15/27	80	81
		16,608
Real Estate 1.1%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (b) (o)	200	38
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (h) (i)	696	848
Central China Real Estate Limited
7.25%, 07/16/24 (b)	200	86
CTR Partnership, L.P.
3.88%, 06/30/28 (i)	30	28
Jababeka International B.V.
6.50%, 10/05/23 (b)	200	170
MPT Operating Partnership, L.P.
5.00%, 10/15/27	20	20
3.50%, 03/15/31	60	56
Open Doors Technology Inc.
0.25%, 08/15/26 (h) (i)	3,114	2,494
Pebblebrook Hotel Trust
1.75%, 12/15/26 (h)	1,847	2,123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
PennyMac Corp.
5.50%, 11/01/24 - 03/15/26 (h)	3,681	3,569
Realogy Group LLC
0.25%, 06/15/26 (h) (i)	1,117	1,015
Redfin Corporation
0.50%, 04/01/27 (h) (i)	1,866	1,257
Ronshine China Holdings Limited
6.75%, 08/05/24 (b)	200	29
Summit Hotel Trs 005, LLC
1.50%, 02/15/26 (h)	1,707	1,779
Theta Capital Pte. Ltd.
6.75%, 10/31/26 (b)	200	191
Uniti Group Inc.
6.50%, 02/15/29 (i)	130	121
Yuzhou Properties Company Limited
8.30%, 05/27/25 (b)	200	27
		13,851
Consumer Staples 1.1%
Altria Group, Inc.
4.40%, 02/14/26	21	22
2.45%, 02/04/32	10	9
5.80%, 02/14/39	80	87
5.95%, 02/14/49	10	11
6.20%, 02/14/59	161	179
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	115
5.55%, 01/23/49	10	12
4.50%, 06/01/50	170	182
5.80%, 01/23/59	40	50
Avid SPV, LLC
1.25%, 03/15/26 (h) (i)	1,369	1,675
BAT Capital Corp.
3.56%, 08/15/27	110	107
4.54%, 08/15/47	70	63
Beyond Meat, Inc.
0.00%, 03/15/27 (h) (j)	750	456
California Institute of Technology
3.65%, 09/01/19	90	78
Camposol SA
6.00%, 02/03/27 (b)	350	331
Coty Inc.
6.50%, 04/15/26 (i)	35	35
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (i)	250	223
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (h)	2,714	2,524
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	12
5.00%, 06/04/42	30	32
Kraft Heinz Foods Company
4.25%, 03/01/31	10	10
5.20%, 07/15/45	60	65
4.38%, 06/01/46	60	59
5.50%, 06/01/50	20	23
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (i)	330	266
Movida Europe S.A.
5.25%, 02/08/31 (b)	200	179
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	120	115
Pyxus International, Inc.
10.00%, 08/24/24	97	83
The Beauty Health Company
1.25%, 10/01/26 (h) (i)	2,524	2,305
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (h) (i)	2,119	2,239
1.88%, 12/01/24 (h)	1,365	1,442
Treehouse Foods, Inc.
4.00%, 09/01/28	517	433
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	305	261
		13,683
Utilities 0.2%
AES Gener S.A.
7.13%, 03/26/79 (b)	200	202
Cameron LNG, LLC
3.30%, 01/15/35 (i)	20	19
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	250	82
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	300
FirstEnergy Corp.
4.40%, 07/15/27 (k) (l)	100	101
7.38%, 11/15/31	270	333
Inkia Energy Limited
5.88%, 11/09/27 (b)	200	194
Instituto Costarricense de Electricidad
6.38%, 05/15/43 (b)	200	163
Mercury Chile Holdco LLC
6.50%, 01/24/27 (i)	200	191
Pacific Gas And Electric Company
3.30%, 08/01/40	20	16
Sunnova Energy International Inc.
0.25%, 12/01/26 (h) (i)	1,435	1,293
		2,894
Total Corporate Bonds And Notes (cost $329,800)		317,700
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.9%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.74%, (1 Month USD LIBOR + 0.28%), 07/25/36 (l) (n)	2,204	1,906
AGL CLO 6 Ltd
Series 2020-ER-6A, 6.63%, (3 Month USD LIBOR + 6.50%), 07/20/34 (n)	210	201
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 4.40%, (1 Month USD LIBOR + 4.00%), 04/17/23 (n)	819	807
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,614
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,858
Apidos CLO XXIV
Series 2016-DR-24A, 6.05%, (3 Month USD LIBOR + 5.80%), 10/21/30 (n)	500	462
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	208
AREIT Trust
Series 2019-D-CRE3, 2.81%, (SOFR 30-Day Average + 2.76%), 07/14/22 (l) (n)	350	345
Bain Capital Credit CLO
Series 2021-E-4A, 6.65%, (3 Month USD LIBOR + 6.50%), 10/20/34 (n)	300	289
Bain Capital Credit Clo 2019-3 Ltd
Series 2019-ER-3A, 7.36%, (3 Month USD LIBOR + 7.10%), 10/23/34 (n)	500	486
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.71%, 07/28/27 (n)	889	846
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	156
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.78%, 04/17/54 (n)	1,118	59
Barings CLO Ltd
Series 2018-E-3A, 6.00%, (3 Month USD LIBOR + 5.75%), 07/20/29 (n)	500	475
BBCMS Trust
Series 2018-E-CBM, REMIC, 3.95%, (1 Month USD LIBOR + 3.55%), 07/15/37 (l) (n)	470	456
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.80%, 07/17/28 (n)	377	319
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	310
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Benchmark Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.78%, 12/15/62 (n)	17,522	704
BHP Trust
Series 2019-E-BXHP, REMIC, 3.01%, (1 Month USD LIBOR + 2.57%), 08/15/36 (n)	132	127
Bravo Residential Funding Trust
Series 2022-A-R1, 3.13%, 01/29/25	329	327
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 4.25%, (1 Month USD LIBOR + 3.85%), 08/15/23 (n)	350	344
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 4.00%, (1 Month USD LIBOR + 3.60%), 04/17/34 (n)	481	464
BX Trust
Series 2021-G-ARIA, REMIC, 3.54%, (1 Month USD LIBOR + 3.14%), 10/15/26 (n)	260	250
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.65%, (1 Month USD LIBOR + 4.25%), 07/15/34 (l) (n)	425	421
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (n)	252	218
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.80%, (3 Month USD LIBOR + 5.50%), 01/30/31 (n)	700	626
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.86%, (3 Month USD LIBOR + 5.35%), 05/15/31 (n)	1,000	895
Carlyle US CLO 2020-2 Ltd.
Series 2020-DR-2A, 6.96%, (3 Month USD LIBOR + 6.70%), 01/25/35 (n)	1,000	969
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,059
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (l)	1,228	816
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.95%, 11/18/52 (n)	3,080	165
Chenango Park CLO, Ltd
Series 2018-D-1A, 6.04%, (3 Month USD LIBOR + 5.80%), 04/15/30 (n)	1,000	960
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.60%, 05/25/35 (n)	245	209
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,040	672
CIFC Funding Ltd.
Series 2021-E-1A, 6.26%, (3 Month USD LIBOR + 6.00%), 04/25/33 (n)	500	499
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (n)	291	269
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (n)	500	383
Series 2018-F-TBR, REMIC, 4.05%, (1 Month USD LIBOR + 3.65%), 12/15/36 (n)	524	506
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.42%, 03/10/51 (n)	2,522	171
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.52%, (1 Month USD LIBOR + 0.06%), 07/25/45 (l) (n)	2,744	2,115
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (d) (n)	1,000	200
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,405
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 2.57%, (1 Month USD LIBOR + 2.18%), 09/15/33 (n)	1,000	963
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	126	132
Credit Suisse Mortgage Capital Certificates
Series 2021-C-B33, REMIC, 3.77%, 10/12/43	338	302
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.44%, (1 Month USD LIBOR + 7.00%), 12/15/22 (n)	560	550
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.65%, 11/18/25 (n)	344	338
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (n)	1,000	872
CSMC Trust
Series 2017-F-CHOP, REMIC, 5.00%, (1 Month USD LIBOR + 4.35%), 07/15/32 (l) (n)	430	403
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.72%, (1 Month USD LIBOR + 0.26%), 12/25/36 (l) (n)	271	264
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.95%, (1 Month USD LIBOR + 0.50%), 08/26/33 (l) (n)	92	90
Dividend Solar Loans LLC
Series 2019-A-1, REMIC, 3.67%, 07/20/31	168	165
DOLP Trust 2021-NYC
Series 2021-F-NYC, 3.70%, 05/10/41	375	302
Series 2021-G-NYC, 3.70%, 05/10/41	375	281
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 6.26%, (3 Month USD LIBOR + 5.75%), 08/15/31 (i) (n)	500	468
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (n)	520	426
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (n)	650	518
Elmwood CLO IX Ltd
Series 2021-E-2A, 6.20%, (3 Month USD LIBOR + 5.95%), 07/20/34 (n)	500	491
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	269
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 3.96%, 12/12/24 (n)	99	88
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 9.04%, (1 Month USD LIBOR + 8.80%), 01/25/23 (n)	1,000	1,009
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 6.04%, (1 Month USD LIBOR + 5.80%), 11/25/28 (n)	730	737
Gilbert Park CLO Ltd
Series 2017-E-1A, 6.64%, (3 Month USD LIBOR + 6.40%), 10/15/30 (n)	500	489
GoldenTree Loan Management US CLO 8, Ltd.
Series 2020-FR-8A, 8.18%, (3 Month USD LIBOR + 8.05%), 10/20/34 (n)	300	284
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 1.02%, (1 Month USD LIBOR + 0.56%), 11/25/45 (l) (n)	385	271
GS Mortgage Securities Corp II
Series 2021-H-ARDN, REMIC, 6.13%, (1 Month USD LIBOR + 5.93%), 11/15/23 (n)	500	493
GS Mortgage Securities Corp Trust
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	800
Series 2018-C-SRP5, REMIC, 4.40%, (1 Month USD LIBOR + 3.75%), 09/15/31 (l) (n)	674	194
GS Mortgage Securities Corp Trust 2018-LUAU
Series 2018-G-LUAU, REMIC, 4.85%, (1 Month USD LIBOR + 4.45%), 11/15/32 (l) (n)	104	101
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 4.74%, (1 Month USD LIBOR + 4.55%), 10/15/36 (n)	500	488
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.52%, 11/10/47 (n)	346	241
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.32%, 02/12/48 (n)	800	756
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.41%, 12/17/54 (n)	3,608	408
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,678	1,177
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 3.15%, (1 Month USD LIBOR + 2.75%), 05/17/38 (l) (n)	493	479

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Hayfin US XII Ltd
Series 2021-E-14A, 7.33%, (3 Month USD LIBOR + 7.18%), 07/20/34 (n)	490	458
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.85%, (3 Month USD LIBOR + 6.60%), 10/22/29 (n)	1,000	934
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (l)	2,987	2,973
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	983	584
HPS Loan Management, Ltd.
Series 13A-E-18, 5.74%, (3 Month USD LIBOR + 5.50%), 10/15/30 (n)	900	826
Series 6A-DR-2015, 5.42%, (3 Month USD LIBOR + 5.10%), 02/05/31 (i) (n)	1,000	902
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 10/25/35 (l) (n)	320	316
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	82
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (n)	85	83
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (n)	99	95
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (n)	104	95
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (n)	114	103
Series 2011-E-C3, REMIC, 5.52%, 02/16/46 (n)	334	104
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-F-HTL5, 4.66%, 11/15/38 (n)	140	135
Series 2021-F-NYAH, REMIC, 2.38%, 06/15/38 (n)	136	131
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.73%, 08/17/46 (n)	164	162
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (n)	347	3
Series 2019-F-MFP, REMIC, 3.40%, (1 Month USD LIBOR + 3.00%), 07/15/36 (n)	582	566
Series 2019-G-MFP, REMIC, 4.45%, (1 Month USD LIBOR + 4.05%), 07/15/36 (n)	347	333
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (n)	650	500
Interest Only, Series 2015-XA-C32, REMIC, 1.20%, 11/18/48 (n)	23,693	549
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.86%, 11/18/47 (n)	10,196	154
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 3.88%, 12/17/24 (n)	348	319
Keycorp Student Loan Trust
Series 2005-2C-A, 2.27%, (3 Month USD LIBOR + 1.30%), 12/27/38 (n)	356	339
LCM XVII Limited Partnership
Series ER-17A, 6.24%, (3 Month USD LIBOR + 6.00%), 10/15/31 (n)	500	446
LCM XX Limited Partnership
Series ER-20A, 5.70%, (3 Month USD LIBOR + 5.45%), 10/20/27 (n)	500	478
Legacy Mortgage Asset Trust
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (l)	4,100	4,105
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.96%, (1 Month USD LIBOR + 0.50%), 09/25/36 (n)	731	348
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.77%, (1 Month USD LIBOR + 0.31%), 03/25/37 (n)	10,938	1,864
Interest Only, Series 2007-2A13-2, REMIC, 6.23%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (n)	10,963	2,160
Madison Park Funding Ltd
Series 2021-E-48A, 6.50%, (3 Month USD LIBOR + 6.25%), 04/19/33 (n)	1,000	977
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 6.06%, (3 Month USD LIBOR + 5.80%), 10/22/30 (n)	500	467
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 6.59%, (3 Month USD LIBOR + 6.35%), 07/17/34 (n)	500	484
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.94%, (3 Month USD LIBOR + 6.70%), 01/15/33 (n)	500	485
Madison Park Funding XXVI, Ltd.
Series 2017-ER-26A, 6.80%, (3 Month USD LIBOR + 6.50%), 07/29/30 (n)	500	484
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 5.65%, (1 Month USD LIBOR + 5.25%), 11/16/26 (n)	550	538
Milos CLO, Ltd.
Series 2017-ER-1A, 6.40%, (3 Month USD LIBOR + 6.15%), 10/21/30 (n)	500	483
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 10/25/36 (l) (n)	4,514	1,702
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	447
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	281
Morgan Stanley Capital I Trust
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	448
Interest Only, Series 2016-XA-UB11, REMIC, 1.50%, 08/17/49 (n)	17,336	788
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	558	525
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.75%, (3 Month USD LIBOR + 5.50%), 10/21/30 (n)	1,000	945
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (n)	420	386
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	192
Navigator Aircraft ABS Ltd
Series 2021-B-1, 3.57%, 11/15/28 (l)	295	259
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 6.00%, (3 Month USD LIBOR + 5.75%), 07/21/31 (n)	500	479
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 6.12%, (3 Month USD LIBOR + 6.00%), 10/16/34 (n)	940	915
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 02/25/36 (l) (n)	7,120	1,258
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (l)	3,151	1,127
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 10/25/36 (l) (n)	3,676	2,174
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 7.19%, (3 Month USD LIBOR + 6.80%), 05/12/31 (n)	500	471
Octagon Investment Partners Ltd.
Series 2021-E-1A, 6.76%, (3 Month USD LIBOR + 6.60%), 10/16/34 (n)	1,500	1,442
Series 2019-ER-1A, 7.11%, (3 Month USD LIBOR + 7.00%), 01/20/35 (n)	1,000	964
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 5.99%, (3 Month USD LIBOR + 5.75%), 07/17/30 (n)	500	463
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (n)	1,500	319

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
OHA Credit Funding 3 LTD
Series 2019-ER-3A, 6.50%, (3 Month USD LIBOR + 6.25%), 07/02/35 (n)	1,000	975
Pagaya AI Debt Selection Trust
Series 2021-CERT-5, 0.00%, 08/15/29	750	1,168
Peace Park CLO Ltd
Series 2021-E-1A, 6.25%, (3 Month USD LIBOR + 6.00%), 10/20/34 (n)	360	343
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	988	692
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,647
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	4,323
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (l)	243	238
Reese Park CLO, Ltd.
Series 2020-ER-1A, 6.63%, (3 Month USD LIBOR + 6.50%), 10/16/34 (n)	500	489
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.98%, (1 Month USD LIBOR + 0.53%), 08/25/36 (l) (n)	226	223
Rockland Park Limited
Series 2021-E-1A, 6.50%, (3 Month USD LIBOR + 6.25%), 04/20/34 (n)	500	488
RR 18 Ltd
Series 2021-D-18A, 6.37%, (3 Month USD LIBOR + 6.25%), 10/16/34 (n)	360	351
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (n)	4,191	3,657
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,548
Series 2021-D2-A, 3.86%, 01/15/53	290	277
SMR 2022-IND Mortgage Trust
Series 2022-F-IND, REMIC, 6.05%, (SOFR 30-Day Average + 6.00%), 02/15/24 (n)	123	122
Series 2022-G-IND, REMIC, 7.55%, (SOFR 30-Day Average + 7.50%), 02/15/24 (n)	965	960
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (g)	50	927
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (n)	100	615
Series 2018-R1-A, 0.00%, 02/25/42 (g) (i)	21	513
Series 2018-R2-A, 0.00%, 02/25/42 (g)	6	152
Sound Point CLO Ltd
Series 2021-E-4A, 6.86%, (3 Month USD LIBOR + 6.70%), 10/25/34 (n)	500	475
Sound Point CLO XXIII
Series 2019-ER-2A, 6.71%, (3 Month USD LIBOR + 6.47%), 07/17/34 (n)	500	462
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (n)	1,200	1,171
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-J-MFP2, REMIC, 4.31%, (1 Month USD LIBOR + 3.92%), 11/17/36 (n)	400	391
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/51 (n)	3,767	3,366
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.11%, 01/25/35 (n)	1,349	1,297
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 5.99%, (3 Month USD LIBOR + 5.75%), 07/15/30 (n)	500	466
Series 2014-ER2-3A, 6.48%, (3 Month USD LIBOR + 6.22%), 10/22/31 (n)	500	459
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,704
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 4.39%, (1 Month USD LIBOR + 4.20%), 03/15/24 (n)	499	491
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (l)	2,400	2,349
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 4.88%, 03/17/28 (n)	353	355
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	1,281
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	363	360
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	214	214
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (n)	570	558
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (n)	312	306
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	461	454
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (n)	529	519
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	243	243
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (n)	1,800	1,687
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (l)	2,000	1,938
Voya CLO Ltd
Series 2019-E-2A, 6.73%, (3 Month USD LIBOR + 6.60%), 07/20/32 (n)	500	486
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.18%, 11/18/25 (n)	293	273
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	419
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (n)	838	733
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	409
WFRBS Commercial Mortgage Trust 2012-C8
Series 2012-E-C8, REMIC, 4.86%, 08/17/45 (n)	500	495
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (l)	778	705
Total Non-U.S. Government Agency Asset-Backed Securities (cost $151,076)		137,285
GOVERNMENT AND AGENCY OBLIGATIONS 8.4%
U.S. Treasury Bond 3.6%
Treasury, United States Department of
1.13%, 08/15/40	800	626
2.25%, 05/15/41 - 02/15/52	6,354	6,069
1.75%, 08/15/41	3,280	2,841
2.00%, 11/15/41 - 08/15/51	3,750	3,385
2.38%, 02/15/42	1,470	1,417
3.00%, 05/15/45	1,480	1,572
2.88%, 05/15/49	260	279
1.25%, 05/15/50 (q)	4,680	3,493
1.38%, 08/15/50	560	431
1.63%, 11/15/50	16,390	13,445
1.88%, 02/15/51 - 11/15/51	14,023	12,269
		45,827
Collateralized Mortgage Obligations 1.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 6.10%, (SOFR 30-Day Average + 6.00%), 12/26/41 (n)	1,250	1,140
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 9.95%, (SOFR 30-Day Average + 9.85%), 03/25/42 (n)	1,000	1,014
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 3.65%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (n)	789	722
Series 2021-B1-DNA5, REMIC, 3.15%, (SOFR 30-Day Average + 3.05%), 01/25/34 (n)	250	231
Interest Only, Series SG-3972, REMIC, 5.50%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (n)	4,318	586
Series MS-4096, REMIC, 2.44%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (n)	152	112
Series SB-4118, REMIC, 2.40%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (n)	93	69
Series SJ-4141, REMIC, 4.45%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (n)	92	60
Series ST-4666, REMIC, 6.60%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (n)	119	119
Series 2019-B1-DNA3, REMIC, 3.71%, (1 Month USD LIBOR + 3.25%), 07/26/49 (n)	1,400	1,370
Series 2020-B1-DNA3, REMIC, 5.56%, (1 Month USD LIBOR + 5.10%), 06/27/50 (n)	243	249
Series 2020-B1-DNA6, REMIC, 3.10%, (SOFR 30-Day Average + 3.00%), 12/27/50 (n)	250	232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.46%, (1 Month USD LIBOR + 5.00%), 07/25/25 (n)	—	—
Series 2017-1M2-C07, REMIC, 2.86%, (1 Month USD LIBOR + 2.40%), 05/28/30 (n)	246	247
Series 2019-1B1-R05, REMIC, 4.56%, (1 Month USD LIBOR + 4.10%), 07/25/39 (n)	130	130
Series 2020-1M2-R01, REMIC, 2.51%, (1 Month USD LIBOR + 2.05%), 01/25/40 (n)	161	161
Series 2012-GS-125, REMIC, 2.50%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (n)	1,061	788
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	308	303
Interest Only, Series 2018-SA-54, REMIC, 5.79%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (n)	3,431	507
Interest Only, Series 2020-AS-54, REMIC, 5.69%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (n)	3,003	516
Interest Only, Series 2020-SA-74, REMIC, 4.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (n)	6,124	605
Interest Only, Series 2020-SA-77, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	8,152	858
Interest Only, Series 2020-SB-77, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	5,793	606
Interest Only, Series 2021-S-82, REMIC, 3.70%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (n)	7,853	813
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 3.85%, (SOFR 30-Day Average + 3.75%), 01/25/51 (n)	500	481
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.23%, 01/20/42 (n)	5,481	122
Interest Only, Series 2018-HS-97, REMIC, 5.75%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	272	32
Interest Only, Series 2018-SD-91, REMIC, 5.75%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	2,062	237
Interest Only, Series 2018-SA-111, REMIC, 4.10%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	3,271	234
Interest Only, Series 2018-SH-105, REMIC, 5.80%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	1,911	223
Interest Only, Series 2018-SK-124, REMIC, 5.75%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (n)	2,397	308
Interest Only, Series 2018-SA-166, REMIC, 5.70%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (n)	2,422	284
Interest Only, Series 2019-SH-92, REMIC, 5.65%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (n)	2,164	249
Interest Only, Series 2020-SA-115, REMIC, 3.75%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,956	480
Interest Only, Series 2020-SC-115, REMIC, 3.75%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	5,111	441
Interest Only, Series 2020-BS-112, REMIC, 5.80%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,191	618
Interest Only, Series 2020-SH-146, REMIC, 5.85%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (n)	2,965	526
Interest Only, Series 2020-SD-167, REMIC, 5.85%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (n)	3,208	559
Interest Only, Series 2020-SU-189, REMIC, 5.85%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (n)	2,890	577
Interest Only, Series 2021-SA-97, REMIC, 2.55%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	11,400	359
Interest Only, Series 2021-SB-107, REMIC, 3.05%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	7,756	438
Interest Only, Series 2021-SB-97, REMIC, 3.30%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	4,630	413
Interest Only, Series 2021-SH-98, REMIC, 5.85%, (6.30% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	3,732	478
Interest Only, Series 2021-SL-196, REMIC, 2.60%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (n)	21,681	489
Interest Only, Series 2021-SN-213, REMIC, 3.15%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	9,400	595
Interest Only, Series 2021-SC-221, REMIC, 3.75%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	13,389	607
Interest Only, Series 2020-HI-H11, REMIC, 1.18%, 06/19/70 (n)	6,559	589
Interest Only, Series 2020-AI-H18, REMIC, 1.48%, 09/20/70 (n)	6,628	603
Interest Only, Series 2020-BI-H19, REMIC, 1.62%, 11/20/70 (n)	5,573	547
Interest Only, Series 2021-QI-H08, REMIC, 0.62%, 05/20/71 (n)	24,593	774
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 5.85%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (n)	3,335	620
Interest Only, Series 2021-SA-158, REMIC, 3.65%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (n)	5,887	523
Interest Only, Series 2021-AI-H19, REMIC, 1.40%, 11/20/71 (n)	7,682	627
		24,471
Sovereign 1.6%
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (b)	300	126
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	660	476
1.75%, 06/21/51, AUD (b)	520	282
Gabon, Government of
7.00%, 11/24/31 (i)	350	335
Ghana, Government of
8.95%, 03/26/51 (i)	250	172
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (i) (l)	435	186
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	79,080	3,705
8.00%, 11/07/47, MXN	23,570	1,132
4.40%, 02/12/52	300	278
Kuwait, Government of
3.50%, 03/20/27 (i)	200	208
Ministry of Finance of the Russian Federation
0.00%, 09/16/26 - 03/16/39, RUB (a) (m)	1,067,534	392
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (i)	290	282
6.13%, 06/15/33 (i)	200	193
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	216
10.00%, 01/01/27, BRL	601	120
5.00%, 01/27/45	830	739
4.75%, 01/14/50 (k)	500	419
Presidencia De La Nacion
1.00%, 07/09/29	95	32
0.50%, 07/09/30 (l)	599	196
1.13%, 07/09/35 (l)	689	207
2.00%, 01/09/38 (l)	308	114
Presidencia de la República de Colombia
4.13%, 02/22/42	200	157
5.00%, 06/15/45	200	168
Presidencia de la Republica Dominicana
6.00%, 02/22/33 (i)	150	146
5.30%, 01/21/41 (b)	150	131
6.40%, 06/05/49 (i)	200	187
5.88%, 01/30/60 (i)	210	179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
South Africa, Parliament of
5.65%, 09/27/47	350	305
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	80
3.31%, 11/30/25, CNY	2,000	322
3.48%, 06/29/27, CNH	4,000	649
4.29%, 05/22/29, CNH	1,000	170
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	24,235,000	1,845
7.00%, 05/15/27, IDR	28,075,000	2,049
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,487
6.50%, 02/15/31, IDR	21,167,000	1,448
7.38%, 05/15/48, IDR	30,000	2
		20,135
U.S. Treasury Note 0.5%
Treasury, United States Department of
1.50%, 02/15/25	70	68
0.25%, 09/30/25	80	74
0.75%, 03/31/26	540	504
1.25%, 11/30/26	20	19
1.88%, 02/28/27 - 02/15/32	3,380	3,280
0.50%, 04/30/27 (q)	790	716
0.63%, 12/31/27	60	54
1.38%, 12/31/28 - 11/15/31	500	462
1.13%, 02/15/31	150	135
1.63%, 05/15/31	740	697
		6,009
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.81%, 12/25/27 (n)	15,774	507
Interest Only, Series 2019-X-M5, REMIC, 0.51%, 02/25/29 (n)	13,564	469
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (n)	11,127	293
Interest Only, Series 2019-X-M12, REMIC, 0.59%, 06/25/29 (n)	8,685	317
Interest Only, Series 2019-X-M25, REMIC, 0.15%, 11/25/29 (n)	28,874	297
Interest Only, Series 2022-X2-M4, REMIC, 0.19%, 05/25/30 (n)	34,805	494
Interest Only, Series 2020-X2-M13, REMIC, 1.28%, 09/25/30 (n)	4,138	321
Interest Only, Series 2019-X2-M21, REMIC, 1.31%, 02/25/31 (n)	3,763	344
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (n)	4,491	361
Interest Only, Series 2021-X1-M23, REMIC, 0.65%, 11/25/31 (n)	13,039	519
Interest Only, Series 2020-X4-M10, REMIC, 0.90%, 07/25/32 (n)	11,981	835
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.99%, 12/16/62 (n)	5,157	414
Interest Only, Series 2021-IO-52, REMIC, 0.76%, 04/16/63 (n)	4,801	335
		5,506
Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,496	1,522
3.40%, 03/01/30	1,500	1,555
3.24%, 01/01/33	1,172	1,203
		4,280
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (l)	60	52
Illinois, State of
5.10%, 06/01/33	150	160
The Regents of the University of California
3.71%, 05/15/20	20	17
		229
Treasury Inflation Indexed Securities 0.0%
Presidencia Da Republica Federativa Do Brasil
6.00%, 05/15/23, BRL (r)	98	82
Total Government And Agency Obligations (cost $135,418)		106,539
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Financials 0.3%
Astra Acquisition Corp.
2021 1st Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 10/20/28 (n)	449	435
2021 2nd Lien Term Loan, 9.62%, (1 Month USD LIBOR + 8.88%), 10/22/29 (n)	520	507
Asurion LLC
2018 Term Loan B7, 3.21%, (1 Month USD LIBOR + 3.00%), 11/15/24 (n)	49	48
2021 2nd Lien Term Loan B3, 5.46%, (1 Month USD LIBOR + 5.25%), 02/05/28 (n)	65	64
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (n)	29	29
Gulf Finance, LLC
2021 Term Loan, 7.75%, (1 Month USD LIBOR + 6.75%), 08/25/26 (n)	210	191
ION Trading Finance Limited
2021 USD Term Loan, 4.97%, (1 Month USD LIBOR + 4.75%), 03/26/28 (n)	174	172
Jane Street Group, LLC
2021 Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 01/21/28 (n)	29	29
Lealand Finance Company B.V.
2020 Letter Of Credit Term Loan, 4.21%, (3 Month USD LIBOR + 4.00%), 06/28/24 (n)	484	269
2020 Take Back Term Loan, 0.00%, (3 Month USD LIBOR + 1.00%), 06/30/25 (n) (s)	—	—
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 06/28/24 (d) (n)	7	4
2020 Take Back Term Loan, 1.10%, (1 Month USD LIBOR + 1.00%), 06/30/25 (n)	377	187
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 12/31/24 (n)	148	146
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (n)	547	566
2021 Consented Term Loan, 1.75%, (3 Month USD LIBOR + 5.00%), 05/29/26 (n)	108	95
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	904	852
		3,594
Information Technology 0.3%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (n)	135	134
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (n)	190	187
Applied Systems, Inc.
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (n)	435	432
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 7.44%, (1 Month USD LIBOR + 7.00%), 06/15/26 (n)	55	54
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (n)	158	156
Constant Contact Inc
Second Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 02/10/29 (n)	520	508
Cvent, Inc.
1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 11/30/24 (n)	280	276
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 7.21%, (1 Month USD LIBOR + 7.00%), 02/16/29 (n)	200	197
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (n)	277	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Ola Singapore PTE, LTD.
Term Loan, 7.00%, (SOFR 90-Day Average + 6.25%), 12/03/26 (n)	130	126
Riverbed Technology, Inc.
2021 PIK Exit Term Loan, 7.00%, (3 Month USD LIBOR + 6.00%), 11/17/28 (n)	652	559
Think & Learn Private Limited
Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 11/05/26 (n)	175	172
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.46%, (1 Month USD LIBOR + 7.25%), 02/14/28 (n)	185	184
		3,255
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (n)	790	755
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 7.00%), 12/08/29 (n)	460	437
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (n)	68	66
Curium BidCo S.a r.l.
2020 USD 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 12/31/23 (n)	195	193
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 09/27/25 (n)	447	296
2020 PIK Term Loan, 7.00%, (3 Month USD LIBOR + 6.00%), 10/10/25 (n)	339	222
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (n)	317	316
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (n)	297	282
		2,567
Communication Services 0.1%
Altice France S.A.
USD Term Loan B12, 3.93%, (3 Month USD LIBOR + 3.69%), 01/31/26 (n)	76	75
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (n)	185	183
Charter Communications Operating, LLC
2019 Term Loan B1, 1.96%, (1 Month USD LIBOR + 1.75%), 04/30/25 (n)	139	138
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (n)	107	107
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (n)	109	108
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (n)	214	211
Level 3 Financing Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/27 (n)	108	106
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (d) (m)	131	1
Solis IV BV
USD Term Loan B1, 4.00%, (SOFR 90-Day Average + 3.50%), 02/09/29 (n)	200	196
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (n)	155	154
Virgin Media Bristol LLC
USD Term Loan N, 2.90%, (3 Month USD LIBOR + 2.50%), 10/03/27 (n)	45	44
		1,323
Consumer Discretionary 0.1%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (n)	29	29
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.25%), 10/07/28 (n)	240	237
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (n)	85	84
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.21%, (1 Month USD LIBOR + 1.75%), 10/25/23 (n)	61	60
LSF9 Atlantis Holdings
Term Loan , 0.00%, (SOFR + 7.25%), 03/31/29 (n) (s)	125	123
Scientific Games International, Inc.
2018 Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 08/14/24 (n)	106	106
Travel Leaders Group, LLC
2018 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 01/25/24 (n)	461	434
		1,073
Industrials 0.1%
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (d) (n)	85	84
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (n)	130	129
Berry Global, Inc.
2021 Term Loan Z, 2.07%, (1 Month USD LIBOR + 1.75%), 07/01/26 (n)	39	38
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (n)	190	190
Kenan Advantage Group, Inc.
2021 2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.25%), 12/31/24 (d) (n)	100	97
Minotaur Acquisition, Inc.
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 02/27/26 (n)	287	283
Viad Corp
Initial Term Loan, 5.50%, (1 Month USD LIBOR + 5.00%), 12/31/24 (n)	169	167
		988
Energy 0.0%
Atlas Purchaser, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (n)	383	371
Brazos Delaware II, LLC
Term Loan B, 4.45%, (1 Month USD LIBOR + 4.00%), 05/16/25 (n)	298	294
		665
Materials 0.0%
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (n)	444	426
Utilities 0.0%
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (6 Month USD LIBOR + 5.75%), 06/22/26 (n)	392	377
Consumer Staples 0.0%
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (6 Month USD LIBOR + 2.75%), 09/23/26 (n)	83	82
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 09/23/26 (n)	48	46
Reynolds Consumer Products LLC
Term Loan, 1.96%, (1 Month USD LIBOR + 1.75%), 01/30/27 (n)	23	22
		150
Total Senior Floating Rate Instruments (cost $15,223)		14,418

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
OTHER EQUITY INTERESTS 0.8%
Altaba Inc. (a) (d) (t)	1,829	10,656
Gulfport Energy Operating Corporation (a) (d) (t)	85	—
Gulfport Energy Operating Corporation (a) (d) (t)	89	—
Gulfport Energy Operating Corporation (a) (d) (o) (t)	93	—
Gulfport Energy Operating Corporation (a) (d) (o) (t)	180	—
Intelsat Jackson Holdings S.A. (a) (d) (t)	320	—
Total Other Equity Interests (cost $11,257)		10,656
PREFERRED STOCKS 0.3%
Information Technology 0.2%
Samsung Electronics Co. Ltd., 1.00% (o)	53	2,780
Consumer Staples 0.1%
Embotelladora Andina SA - Preferred Class B	409	910
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (a) (d) (o) (p)	—	7
McDermott International, Inc. (a) (d)	—	164
		171
Total Preferred Stocks (cost $3,055)		3,861
INVESTMENT COMPANIES 0.1%
Digital Telecommunications Infrastructure Fund	1,431	606
Jasmine Broadband Internet Infrastructure Fund	1,101	364
Total Investment Companies (cost $1,019)		970
WARRANTS 0.0%
Accelerate Acquisition Corp. (a)	11	4
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (d)	83	—
Angel Pond Holdings Corp (a)	3	2
Apollo Strategic Growth Capital (a) (e)	5	7
Arrowroot Acquisition Corp. (a)	14	3
Artisan Acquisition Corp. (a)	—	—
Atlantic Coastal Acquisition Corp. (a)	5	1
Avanti Acquisition Corp. (a)	6	2
Babylon Holdings Limited (a)	—	—
BigBear.ai Holdings, LLC (a)	3	3
Broadscale Acquisition Corp. (a)	2	1
Cazoo Group Ltd (a)	31	12
CHP Merger Corp. (a)	9	2
Cohn Robbins Holdings Corp. (a)	4	3
Compagnie Financiere Richemont SA (a)	31	24
CONX Corp. (a)	7	3
E.Merge Technology Acquisition Corp. (a)	19	3
EG Acquisition Corp. (a)	6	1
Enjoy Technology, Inc. (a)	1	—
GCM Grosvenor Inc. (a)	40	56
Goal Acquisitions Corp. (a)	45	14
Gores Holdings VIII, Inc. (a)	—	—
GX Acquisition Corp. II (a)	2	1
Haymaker Acquisition Corp. III (a)	—	—
Healthcare Services Acquisition Corporation (a)	3	1
Heliogen, Inc. (a)	1	1
HPX Corp. (a)	21	3
Kaixin Auto Holdings (a)	65	2
KL Acquisition Corp. (a)	31	6
KLDiscovery (a)	35	9
MoneyLion Inc. (a)	40	16
Northern Star Investment Corp. II (a)	1	—
Pine Technology Acquisition Corp. (a)	4	1
Q-Si Operations Inc. (a)	13	15
Queen's Gambit Growth Capital (a)	—	—
Shapeways Holdings, Inc. (a)	61	21
Silver Spike Acquisition Corp II (a)	—	—
Supernova Partners Acquisition Company III, Ltd. (a)	6	3
Thunder Bridge Capital Partners III, Inc. (a)	4	2
Tuscan Holdings Corp. (a)	28	14
Virgin Group Acquisition Corp. II (a)	4	1
Virgin Orbit Holdings, Inc. (a)	1	1
Whole Earth Brands, Inc. (a)	26	15
Total Warrants (cost $478)		253
RIGHTS 0.0%
Bristol-Myers Squibb Company (a) (d)	25	23
Dyax Corp. (a) (d)	127	7
Intelsat Jackson Holdings, Ltd. (a) (d)	—	1
Intelsat Jackson Holdings, Ltd. (a) (d)	—	2
Total Rights (cost $89)		33
SHORT TERM INVESTMENTS 22.0%
Investment Companies 19.5%
JNL Government Money Market Fund, 0.01% (e) (u)	245,338	245,338
U.S. Treasury Bill 2.5%
Treasury, United States Department of
0.28%, 07/14/22 (v)	32,000	31,943
Treasury Securities 0.0%
The Arab Republic of Egypt
11.77%, 04/12/22, EGP (v)	1,275	69
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.23% (e) (u)	55	55
Total Short Term Investments (cost $277,444)		277,405
Total Investments 114.4% (cost $1,435,917)		1,444,498
Total Securities Sold Short (19.8)% (proceeds $224,692)		(250,468)
Total Purchased Options 0.1% (cost $1,299)		1,650
Other Derivative Instruments (0.4)%		(5,119)
Other Assets and Liabilities, Net 5.7%		71,586
Total Net Assets 100.0%		1,262,147

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) All or a portion of the security was on loan as of March 31, 2022.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $135,036 and 10.7% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(m) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

security’s offering documents.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) Treasury inflation indexed note, par amount is not adjusted for inflation.

(s) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(v) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (19.8%)
COMMON STOCKS (15.8%)
Information Technology (3.8%)
Affirm Holdings, Inc. - Class A	(5)	(231)
Alteryx, Inc. - Class A	(2)	(148)
ams AG	(25)	(377)
Avaya Holdings Corp.	(10)	(123)
Bentley Systems, Incorporated - Class B	(6)	(268)
Blackline, Inc.	(4)	(271)
Blend Labs, Inc. - Class A	(151)	(860)
Confluent, Inc. - Class A	(6)	(246)
Coupa Software Incorporated	(1)	(74)
CrowdStrike Holdings, Inc. - Class A	(27)	(6,110)
Delivery Hero SE (a)	(7)	(301)
DigitalOcean Holdings, Inc.	(6)	(365)
Dye & Durham Limited	(5)	(111)
Entegris, Inc.	(16)	(2,156)
Envestnet, Inc.	(2)	(171)
Everbridge, Inc.	(4)	(193)
Fastly, Inc. - Class A	(7)	(120)
I3 Verticals, Inc. - Class A	(17)	(469)
LivePerson, Inc.	(1)	(17)
Marathon Digital Holdings, Inc.	(7)	(196)
Micron Technology, Inc.	(108)	(8,377)
Mitek Systems, Inc.	(30)	(437)
MKS Instruments, Inc.	(3)	(486)
NetApp, Inc.	(87)	(7,226)
NortonLifelock Inc.	(20)	(518)
Nutanix, Inc. - Class A	(14)	(389)
OSI Systems Inc.	(1)	(97)
PAR Technology Corp.	(10)	(387)
Pure Storage, Inc. - Class A	(23)	(830)
Rapid7, Inc.	(6)	(724)
Repay Holdings Corporation - Class A	(21)	(313)
RingCentral, Inc. - Class A	(1)	(86)
Seagate Technology Holdings Public Limited Company	(88)	(7,898)
Spotify Technology S.A.	—	(69)
SunPower Corporation	(29)	(622)
Unity Software Inc.	(2)	(188)
Veeco Instruments Inc.	(51)	(1,395)
Veritone, Inc.	(20)	(359)
Vishay Intertechnology Inc.	(6)	(120)
Zscaler, Inc.	(17)	(4,100)
		(47,428)
Consumer Discretionary (3.2%)
Airbnb, Inc. - Class A	—	(24)
AutoZone, Inc.	(2)	(3,331)
Best Buy Co., Inc.	(89)	(8,133)
Chegg, Inc.	(3)	(118)
Copa Holdings, S.A. - Class A	(19)	(1,605)
Draftkings Inc. - Class A	(1)	(18)
Fisker Group Inc. - Class A	(76)	(981)
Fiverr International Ltd	(2)	(174)
Groupon, Inc.	(10)	(198)
Guess Inc.	(57)	(1,247)
H & R Block, Inc.	(65)	(1,687)
Li Auto Inc - ADR	(37)	(955)
Lucid Group, Inc.	(38)	(970)
Luminar Technologies, Inc. - Class A	(40)	(620)
NIO, Inc. - Class A-ADR	(5)	(112)
Norwegian Cruise Line Holdings Ltd.	(70)	(1,522)
Office Depot, Inc.	(36)	(1,648)
Peloton Interactive, Inc. - Class A	—	(1)
Porch Group Inc - Class A	(44)	(307)
RH	(20)	(6,496)
Royal Caribbean Cruises Ltd.	(20)	(1,644)
Shift Technologies, Inc. - Class A	(124)	(272)
Stride, Inc.	(14)	(512)
The Home Depot, Inc.	(23)	(6,956)
Vroom, Inc.	(6)	(15)
Wayfair Inc. - Class A	(2)	(208)
Xometry, Inc. - Class A	(13)	(475)
		(40,229)
Health Care (2.5%)
1Life Healthcare, Inc.	(9)	(95)
Aerie Pharmaceuticals, Inc.	(11)	(105)
Alphatec Holdings, Inc.	(28)	(318)
Ascendis Pharma A/S - ADR	(3)	(341)
Avadel Pharmaceuticals Public Limited Company - ADR	(109)	(744)
BioMarin Pharmaceutical Inc.	—	(16)
Canopy Growth Corporation	(2)	(13)
Coherus Biosciences, Inc.	(59)	(768)
Collegium Pharmaceutical, Inc.	(33)	(682)
Cutera Inc.	(40)	(2,770)
DexCom Inc.	(8)	(4,322)
Dynavax Technologies Corporation	(150)	(1,626)
Evolent Health, Inc. - Class A	(17)	(537)
Exact Sciences Corporation	(1)	(83)
Global Blood Therapeutics, Inc.	(3)	(118)
Gossamer Bio, Inc.	(73)	(631)
Innoviva, Inc.	(62)	(1,198)
Inotiv, Inc.	(12)	(305)
Insmed Inc.	(41)	(953)
Intercept Pharmaceuticals, Inc.	(70)	(1,139)
Ionis Pharmaceuticals Inc.	(11)	(422)
Karyopharm Therapeutics Inc.	(49)	(363)
MannKind Corporation	(266)	(978)
Mesa Laboratories, Inc.	(2)	(508)
NanoString Technologies, Inc.	(14)	(499)
NuVasive Inc.	(12)	(665)
Omeros Corporation	(59)	(354)
Pacira Biosciences, Inc.	(8)	(588)
PetIQ, Inc. - Class A	(22)	(544)
Pharming Group N.V.	(79)	(69)
Pphm, Inc.	(50)	(1,012)
Revance Therapeutics Inc.	(30)	(590)
Smiledirectclub, Inc. - Class A	(57)	(147)
Tabula Rasa HealthCare Inc.	(2)	(14)
Tandem Diabetes Care Inc.	(56)	(6,570)
Travere Therapeutics, Inc.	(26)	(672)
Varex Imaging Corporation	(60)	(1,279)
		(32,038)
Industrials (1.3%)
ACCO Brands Corporation	(166)	(1,331)
Air Transport Services Group, Inc.	(13)	(421)
Allison Systems, Inc.	(41)	(1,604)
American Airlines Group Inc.	(60)	(1,097)
Arcbest Corporation	(19)	(1,514)
Array Tech, Inc.	(38)	(424)
Bloom Energy Corporation - Class A	(8)	(203)
Cathay Pacific Airways Limited	(904)	(888)
Deluxe Corp.	(40)	(1,215)
Eagle Bulk Shipping Inc.	(33)	(2,261)
Elance, Inc.	(9)	(203)
Gol Linhas Aereas Inteligentes SA - ADR	(22)	(161)
Granite Construction Incorporated	(19)	(607)
Greenbrier Cos. Inc.	(14)	(707)
JetBlue Airways Corporation	(6)	(86)
KAR Auction Services, Inc.	(95)	(1,714)
NFI Group Inc.	(8)	(104)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Parsons Corporation	(7)	(254)
Patrick Industries, Inc.	(3)	(167)
Virgin Galactic Holdings, Inc. - Class A	(43)	(429)
Werner Enterprises Inc.	(32)	(1,315)
		(16,705)
Real Estate (1.2%)
Arbor Realty Trust, Inc.	(66)	(1,119)
Braemar Hotel & Resorts Inc.	(76)	(469)
Compass, Inc. - Class A	(84)	(662)
Healthcare Realty Trust Inc.	(190)	(5,234)
KKR Real Estate Finance Trust Inc.	(17)	(342)
Open Doors Technology Inc. - Class A	(93)	(803)
Paramount Group, Inc.	(112)	(1,226)
Pebblebrook Hotel Trust	(53)	(1,293)
PennyMac Mortgage Investment Trust	(50)	(839)
Realogy Holdings Corp.	(30)	(474)
Redfin Corporation	(9)	(165)
Redwood Trust Inc.	(5)	(53)
Retail Opportunity Investments Corp.	(66)	(1,271)
Starwood Property Trust, Inc.	(16)	(391)
Summit Hotel Properties Inc.	(86)	(860)
		(15,201)
Communication Services (0.9%)
Bandwidth Inc. - Class A	(3)	(101)
Charter Communications, Inc. - Class A	—	(123)
Cinemark Holdings, Inc.	(91)	(1,575)
Dish Network Corporation - Class A	(18)	(564)
fuboTV Inc.	(13)	(85)
Magnite, Inc.	(5)	(69)
Marcus Corp.	(83)	(1,477)
Radius Global Infrastructure, Inc. - Class A	(40)	(571)
SEA, Ltd. - Class A-ADR	(1)	(165)
Sirius XM Holdings Inc.	(187)	(1,237)
Snap Inc. - Class A	(27)	(962)
Take-Two Interactive Software Inc.	(21)	(3,247)
TechTarget, Inc.	(6)	(514)
		(10,690)
Materials (0.8%)
Amyris, Inc.	(114)	(495)
Antofagasta PLC	(8)	(166)
Century Aluminum Co.	(33)	(857)
Danimer Scientific, Inc. - Class A	(55)	(325)
Lithium Americas Corp.	(22)	(864)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A	(128)	(1,193)
MP Materials Corp. - Class A	(32)	(1,824)
Osisko Gold Royalties Ltd	(3)	(34)
United States Steel Corporation	(126)	(4,762)
		(10,520)
Financials (0.8%)
AON Public Limited Company - Class A	(5)	(1,785)
EZCORP, Inc. - Class A	(58)	(352)
Focus Financial Partners Inc. - Class A	(25)	(1,149)
Hope Bancorp, Inc.	(32)	(517)
LendingTree, Inc.	(1)	(141)
M&T Bank Corporation	(14)	(2,460)
New York Community Bancorp Inc. - Series A	(17)	(187)
SiriusPoint Ltd	(154)	(1,154)
SoFi Technologies, Inc.	(35)	(333)
The PRA Group, Inc.	(31)	(1,387)
Two Harbors Investment Corp.	(79)	(439)
Upstart Holdings, Inc.	(3)	(278)
Zip Co Limited	(34)	(37)
		(10,219)
Energy (0.6%)
BP P.L.C. - ADR	(5)	(161)
CNX Resources Corporation	(8)	(168)
Helix Energy Solutions Group, Inc.	(194)	(927)
Peabody Energy Corp.	(249)	(6,109)
Whiting Petroleum Corporation	(7)	(540)
		(7,905)
Consumer Staples (0.6%)
Beyond Meat, Inc.	(2)	(91)
Central Garden & Pet Co. - Class A	(34)	(1,393)
Herbalife Nutrition Ltd.	(6)	(176)
Just Eat Takeaway.Com N.V. (a)	(2)	(56)
The Beauty Health Company - Class A	(42)	(712)
The Chefs' Warehouse, Inc.	(45)	(1,454)
United Natural Foods Inc.	(86)	(3,549)
		(7,431)
Utilities (0.1%)
Sunnova Energy International Inc.	(36)	(819)
Total Common Stocks (proceeds $174,194)		(199,185)
INVESTMENT COMPANIES (1.7%)
iShares iBoxx USD High Yield Corporate Bond ETF	(26)	(2,166)
SPDR S&P 500 ETF	(42)	(19,327)
Total Investment Companies (proceeds $20,704)		(21,493)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
U.S. Treasury Note (0.0%)
Treasury, United States Department of
1.38%, 11/15/31	(467)	(429)
Total Government And Agency Obligations (proceeds $464)		(429)
RIGHTS (0.0%)
Flexion Therapeutics, Inc. (b)	(45)	(31)
Total Rights (proceeds $-)		(31)
SHORT TERM INVESTMENTS (2.3%)
Treasury Securities (2.3%)
Treasury, United States Department of
0.22%, 04/19/22	(29,333)	(29,330)
Total Short Term Investments (proceeds $29,330)		(29,330)
Total Securities Sold Short (19.8%) (proceeds $224,692)		(250,468)

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Multi-Manager Alternative Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc., 4.75%, 08/23/22	542	—	183	—	(1)	(3)	355	—
Apollo Commercial Real Estate Finance, Inc.	(9)	8	—	—	2	(1)	—	—
Apollo Strategic Growth Capital	14	—	6	—	(4)	3	7	—
Apollo Strategic Growth Capital - Class A	176	—	—	—	—	1	177	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — Long Term Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Strategic Growth Capital II	22	—	—	—	—	—	22	—
	745	8	189	—	(3)	—	561	—

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/13/18	1,753	6,501	0.5
AES Gener S.A., 7.13%, 03/26/79	06/05/19	204	202	—
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	204	38	—
Alibaba Group Holding Limited	10/09/19	1,850	999	0.1
AMS-Osram AG, 2.13%, 11/03/27	02/09/21	2,085	1,609	0.1
Baidu, Inc. - Class A	03/24/20	895	849	0.1
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	10/07/21	300	288	—
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	191	193	—
Banco Macro S.A., 6.64%, 11/04/26	06/03/19	174	165	—
Cabinet of Ministers of Ukraine, 7.25%, 03/15/33	03/19/21	304	126	—
Camposol SA, 6.00%, 02/03/27	08/09/21	358	331	—
Cap S.A., 3.90%, 04/27/31	12/07/21	188	181	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	1,523	1,552	0.1
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	194	86	—
Commonwealth of Australia, 3.00%, 03/21/47	04/06/21	557	476	0.1
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	347	282	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	334	—
Danske Bank A/S, 5.88% (callable at 100, 04/06/22)	10/06/21	335	321	—
Delivery Hero SE	01/21/22	(210)	42	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	518	524	0.1
Delivery Hero SE, 1.50%, 01/15/28	02/03/21	2,229	1,318	0.1
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	09/13/21	161	152	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	219	82	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	300	—
Fix Price Group Ltd	03/05/21	317	—	—
Geopark Limited, 6.50%, 09/21/24	08/06/21	204	204	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	204	200	—
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	180	185	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	387	382	0.1
Indika Energy Capital IV Pte Ltd, 8.25%, 10/22/25	10/08/21	361	353	0.1
Inkia Energy Limited, 5.88%, 11/09/27	08/05/21	204	194	—
Instituto Costarricense de Electricidad, 6.38%, 05/15/43	10/07/21	173	163	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	228	—
Jababeka International B.V., 6.50%, 10/05/23	08/31/21	197	170	—
JPMorgan Chase Bank, National Association, 0.00%, 12/28/23	05/27/21	2,042	1,935	0.2
Just Eat Takeaway.Com N.V.	03/10/21	1,022	407	0.1
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	1,086	846	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/16/22	348	368	0.1
Metinvest B.V., 7.75%, 10/17/29	12/13/21	350	151	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	261	228	—
Movida Europe S.A., 5.25%, 02/08/31	02/09/22	172	179	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	145	30	—
PERU LNG, 5.38%, 03/22/30	04/16/20	124	177	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	165	168	—
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	941	874	0.1
Presidencia de la Republica Dominicana, 5.30%, 01/21/41	10/07/21	149	131	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	177	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 08/17/22)	12/06/19	192	110	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	197	29	—
Simpar Europe, 5.20%, 01/26/31	03/21/22	171	179	—
Singapore Exchange Limited, 0.00%, 03/01/24	05/27/21	1,590	1,465	0.1
TE Connectivity Ltd.	04/25/17	2,549	3,480	0.3
Telecom Argentina SA, 8.00%, 07/18/26	10/20/21	94	95	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	251	—
Theta Capital Pte. Ltd., 6.75%, 10/31/26	02/01/21	189	191	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	204	212	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	64	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	203	27	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	833	494	0.1
		31,203	31,298	2.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	264	(3)

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	49	September 2022		12,090	1	(4)
90 Day Eurodollar	1,004	December 2022		246,873	100	(2,550)
90 Day Eurodollar	64	June 2023		15,870	8	(371)
90 Day Eurodollar	174	September 2023		43,085	20	(942)
90 Day Eurodollar	1,482	December 2023		364,477	152	(5,203)
AUD/USD Spot Rate	30	June 2022		2,201	(6)	48
Euro BOBL	9	June 2022	EUR	1,180	8	(22)
JPY/USD Spot Rate	111	June 2022		12,024	14	(595)
United States 2 Year Note	218	July 2022		46,852	36	(653)
United States 5 Year Note	2,310	July 2022		269,559	328	(4,631)
United States Long Bond	806	June 2022		124,941	503	(3,991)
					1,164	(18,914)
Short Contracts
30 Day Fed Funds Rate	(284)	May 2022		(117,934)	—	(3)
3M EURIBOR	(279)	June 2022	EUR	(70,041)	(16)	64
90 Day Eurodollar	(9)	April 2022		(2,223)	—	(4)
Australia 10 Year Bond	(17)	June 2022	AUD	(2,219)	6	47
CAD/USD Spot Rate	(10)	June 2022		(779)	—	(21)
EUR/USD Spot Rate	(33)	June 2022		(4,536)	39	(43)
Euro Bund	(41)	June 2022	EUR	(6,517)	(74)	14
GBP/USD Spot Rate	(53)	June 2022		(4,361)	1	12
MXN/USD Spot Rate	(35)	June 2022		(818)	(2)	(52)
United States 10 Year Note	(2,486)	June 2022		(313,872)	(613)	8,405
United States 10 Year Ultra Bond	(207)	June 2022		(29,187)	(84)	1,144
United States Ultra Bond	(103)	June 2022		(18,679)	(109)	435
					(852)	9,998

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.69	(Q)	06/24/30		10,378	(3)	1,374
3M LIBOR (Q)	Receiving	0.68	(Q)	07/08/30		14,230	(7)	1,898
3M LIBOR (Q)	Receiving	2.05	(Q)	06/07/51		384	(2)	21
3M LIBOR (Q)	Receiving	1.67	(Q)	07/09/51		734	(4)	101
3M LIBOR (S)	Paying	0.19	(S)	06/15/22		21,171	—	(29)
3M LIBOR (S)	Paying	0.82	(S)	06/04/24		27,459	4	(603)
3M LIBOR (S)	Paying	1.41	(S)	03/01/25		83,433	(27)	(1,112)
3M LIBOR (S)	Paying	1.52	(S)	06/21/25		30,918	(10)	(369)
U.K. Retail Price Index (A)	Paying	4.50	(A)	10/15/26	GBP	1,940	(9)	(86)
U.S. CPURNSA (A)	Receiving	3.97	(A)	11/18/23		3,680	(13)	117
U.S. CPURNSA (A)	Receiving	2.95	(A)	10/20/26		2,780	(8)	115
U.S. CPURNSA (A)	Paying	2.79	(A)	05/12/26		3,270	15	(228)
U.S. CPURNSA (A)	Paying	3.37	(A)	11/18/26		3,680	10	(145)
U.S. CPURNSA (A)	Paying	2.77	(A)	10/20/31		2,780	1	(138)
U.S. CPURNSA (A)	Paying	2.50	(A)	10/07/51		530	(5)	(54)
U.S. SOFR (A)	Receiving	1.52	(A)	11/20/26		4,900	—	121
U.S. SOFR (A)	Receiving	0.71	(A)	05/15/27		38,837	(16)	2,575
U.S. SOFR (A)	Receiving	1.13	(A)	08/15/28		1,889	(3)	118
U.S. SOFR (A)	Receiving	1.22	(A)	08/15/28		6,586	(11)	392
U.S. SOFR (A)	Receiving	1.20	(A)	11/01/28		2,099	(4)	125
U.S. SOFR (A)	Receiving	1.73	(A)	10/20/31		3,190	(17)	20
U.S. SOFR (A)	Receiving	2.00	(A)	03/18/32		1,354	(7)	3
U.S. SOFR (A)	Receiving	0.56	(A)	07/20/45		3,170	(28)	864
U.S. SOFR (A)	Receiving	0.74	(A)	08/19/45		1,060	(10)	261
U.S. SOFR (A)	Receiving	1.52	(A)	02/15/47		1,796	(18)	183
U.S. SOFR (A)	Receiving	1.65	(A)	08/15/47		688	(7)	(14)
U.S. SOFR (A)	Paying	1.40	(A)	10/13/25		17,351	(3)	(160)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	1.55	(A)	03/04/27	2,938	1	(91)
						(181)	5,259

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.38 (Q)	5.00	06/20/27	1,632	(90)	1	(13)

Credit default swap agreements - sell protection
CDX.NA.IG.38 (Q)	1.00	06/20/27	(19,638)	315	(2)	43
Teva Pharmaceutical Industries Ltd (Q)	1.00	06/20/26	(296)	(18)	2	12
				297	—	55

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, May 2022	21	EUR	157.50	04/22/22	20	20
Euro Bund Future, May 2022	(1)	EUR	158.50	04/22/22	(7)	(1)
Euro Bund Future, May 2022	(7)	EUR	160.00	04/22/22	8	(9)
Euro Bund Future, May 2022	(14)	EUR	157.50	04/22/22	1	2
Euro Bund Future, May 2022	(14)	EUR	160.50	04/22/22	18	(24)
Euro Bund Future, May 2022	(28)	EUR	162.50	04/22/22	(4)	35
Euro Bund Future, May 2022	(16)	EUR	163.50	04/22/22	(2)	20
Euro Bund Future, May 2022	(14)	EUR	162.00	04/22/22	(3)	13
Euro Bund Future, May 2022	(14)	EUR	161.00	04/22/22	(4)	7
Euro Bund Future, May 2022	(11)	EUR	161.50	04/22/22	(3)	3
					24	66

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2023	Call	97.13	12/18/23	247	401
JPY/USD Spot Rate Future, Jun. 2022	Call	0.83	05/06/22	11	—
JPY/USD Spot Rate Future, Jun. 2022	Call	0.83	05/06/22	8	8
United States 10 Year Note Future, Jun. 2022	Call	122.00	04/22/22	22	31
United States 10 Year Note Future, Jun. 2022	Call	123.25	04/22/22	47	30
United States 10 Year Note Future, Jun. 2022	Call	122.50	04/22/22	28	30
United States 10 Year Note Future, Jun. 2022	Call	122.75	04/22/22	28	26
United States 10 Year Note Future, Jun. 2022	Put	123.00	04/22/22	35	35
United States 10 Year Note Future, Jun. 2022	Put	122.75	04/22/22	14	12
United States 5 Year Note Future, Jun. 2022	Call	115.00	04/22/22	45	19
United States Long Bond 1st Week Future, Jun. 2022	Call	150.00	04/01/22	12	8
United States Long Bond Future, Jun. 2022	Call	151.00	04/22/22	7	10
United States Long Bond Future, Jun. 2022	Call	150.50	04/22/22	14	23
United States Long Bond Future, Jun. 2022	Call	149.00	04/22/22	14	33
United States Long Bond Future, Jun. 2022	Put	150.00	04/22/22	7	12
United States Long Bond Future, Jun. 2022	Put	149.00	04/22/22	14	18
					696
Options on Securities
American Airlines Group Inc.	Put	10.00	01/20/23	54	4
Carnival Corporation	Call	22.50	04/14/22	149	3
Invesco QQQ Trust	Put	355.00	04/29/22	154	103
Invesco QQQ Trust	Put	344.00	04/29/22	103	42
Invesco QQQ Trust	Put	345.00	06/17/22	10	10
iShares iBoxx $ High Yield Corporate Bond ETF	Call	83.50	04/08/22	256	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	81.00	06/17/22	182	27
SPDR S&P 500 ETF	Put	442.00	04/29/22	103	54
SPDR S&P 500 ETF	Put	434.00	04/29/22	103	38
Take-Two Interactive Software, Inc.	Put	155.00	06/17/22	41	49
					331

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/RUB Spot Rate	MSC	Call	RUB	78.60	04/29/22	1,820,000	101
USD/BRL Spot Rate	MSC	Put	BRL	5.50	04/25/22	1,710,000	255
USD/EUR Spot Rate	GSC	Put	EUR	1.13	04/27/22	1,880,000	3
USD/INR Spot Rate	MSC	Put	INR	75.99	06/17/22	1,750,000	15
USD/JPY Spot Rate	MSC	Put	JPY	116.00	06/23/22	2,493,624	10
USD/JPY Spot Rate	MSC	Put	JPY	113.00	09/21/22	2,493,624	14
USD/MXN Spot Rate	GSC	Put	MXN	20.40	04/11/22	1,900,000	50
USD/MXN Spot Rate	MSC	Put	MXN	20.68	04/27/22	1,730,000	67
USD/RUB Spot Rate	GSC	Put	RUB	78.00	04/22/22	960,000	108
							623

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
90 Day Eurodollar Future, Dec. 2022	Call	99.00	12/19/22	33	(3)
90 Day Eurodollar Future, Dec. 2022	Call	98.50	12/19/22	78	(18)
90 Day Eurodollar Future, Dec. 2023	Call	98.00	12/18/23	494	(390)
90 Day Eurodollar Future, Jun. 2022	Call	98.75	06/13/22	68	(8)
AUD/USD Spot Rate Future, Jun. 2022	Put	0.72	04/08/22	6	—
United States 10 Year Note 1st Week Future, Jun. 2022	Call	124.25	04/01/22	30	—
United States 10 Year Note 1st Week Future, Jun. 2022	Call	123.00	04/01/22	60	(13)
United States 10 Year Note 1st Week Future, Jun. 2022	Call	124.75	04/01/22	11	—
United States 10 Year Note 1st Week Future, Jun. 2022	Call	124.50	04/01/22	21	—
United States 10 Year Note 1st Week Future, Jun. 2022	Call	122.00	04/01/22	36	(34)
United States 10 Year Note 1st Week Future, Jun. 2022	Call	122.75	04/01/22	38	(13)
United States 10 Year Note 1st Week Future, Jun. 2022	Call	123.50	04/01/22	11	—
United States 10 Year Note 1st Week Future, Jun. 2022	Call	123.25	04/01/22	43	(6)
United States 10 Year Note 1st Week Future, Jun. 2022	Put	122.75	04/01/22	10	(3)
United States 10 Year Note Future, Jun. 2022	Call	126.00	04/22/22	84	(8)
United States 10 Year Note Future, Jun. 2022	Call	127.50	04/22/22	5	—
United States 10 Year Note Future, Jun. 2022	Call	125.00	04/22/22	49	(10)
United States 10 Year Note Future, Jun. 2022	Call	126.50	04/22/22	32	(2)
United States 10 Year Note Future, Jun. 2022	Call	128.00	04/22/22	39	(2)
United States 10 Year Note Future, Jun. 2022	Call	129.00	04/22/22	43	(1)
United States 10 Year Note Future, Jun. 2022	Call	127.00	04/22/22	159	(10)
United States 10 Year Note Future, Jun. 2022	Call	128.50	04/22/22	71	(2)
United States 10 Year Note Future, Jun. 2022	Call	123.50	04/22/22	7	(4)
United States 10 Year Note Future, Jun. 2022	Call	124.50	04/22/22	140	(37)
United States 10 Year Note Future, Jun. 2022	Call	123.00	04/22/22	91	(72)
United States 10 Year Note Future, Jun. 2022	Call	122.25	04/22/22	3	(4)
United States 10 Year Note Future, Jun. 2022	Call	125.50	04/22/22	40	(5)
United States 10 Year Note Future, Jun. 2022	Call	124.00	04/22/22	212	(84)
United States 10 Year Note Future, Jun. 2022	Call	130.00	05/20/22	132	(10)
United States 10 Year Note Future, Jun. 2022	Call	126.00	05/20/22	43	(13)
United States 10 Year Note Future, Jun. 2022	Call	124.00	05/20/22	33	(26)
United States 10 Year Note Future, Jun. 2022	Call	127.00	05/20/22	133	(23)
United States 10 Year Note Future, Jun. 2022	Call	124.50	05/20/22	192	(118)
United States 10 Year Note Future, Jun. 2022	Put	126.50	04/22/22	41	(153)
United States 10 Year Note Future, Jun. 2022	Put	127.00	04/22/22	16	(67)
United States 10 Year Note Future, Jun. 2022	Put	121.50	04/22/22	32	(12)
United States 10 Year Note Future, Jun. 2022	Put	121.00	04/22/22	33	(9)
United States 5 Year Note 1st Week Future, Jun. 2022	Call	114.00	04/01/22	137	(99)
United States 5 Year Note 1st Week Future, Jun. 2022	Call	116.00	04/01/22	14	—
United States 5 Year Note 1st Week Future, Jun. 2022	Call	114.50	04/01/22	86	(25)
United States 5 Year Note 1st Week Future, Jun. 2022	Call	114.75	04/01/22	35	(6)
United States 5 Year Note Future, Jun. 2022	Call	117.00	04/22/22	14	—
United States 5 Year Note Future, Jun. 2022	Call	117.50	04/22/22	21	—
United States 5 Year Note Future, Jun. 2022	Call	117.25	04/22/22	35	(2)
United States 5 Year Note Future, Jun. 2022	Call	118.25	04/22/22	244	(5)
United States 5 Year Note Future, Jun. 2022	Call	119.00	04/22/22	21	—
United States 5 Year Note Future, Jun. 2022	Call	118.00	04/22/22	56	—
United States 5 Year Note Future, Jun. 2022	Call	118.50	04/22/22	32	—
United States 5 Year Note Future, Jun. 2022	Call	116.00	04/22/22	56	(8)
United States 5 Year Note Future, Jun. 2022	Call	115.25	04/22/22	43	(14)
United States 5 Year Note Future, Jun. 2022	Call	114.75	04/22/22	74	(41)
United States 5 Year Note Future, Jun. 2022	Call	114.50	04/22/22	15	(10)
United States 5 Year Note Future, Jun. 2022	Call	115.75	04/22/22	234	(46)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 5 Year Note Future, Jun. 2022	Call	116.50	04/22/22	107	(9)
United States 5 Year Note Future, Jun. 2022	Call	115.50	04/22/22	115	(28)
United States 5 Year Note Future, Jun. 2022	Call	114.75	05/20/22	284	(234)
United States 5 Year Note Future, Jun. 2022	Put	114.00	04/22/22	102	(33)
United States Long Bond 1st Week Future, Jun. 2022	Call	152.00	04/01/22	27	(2)
United States Long Bond 1st Week Future, Jun. 2022	Call	149.00	04/01/22	7	(9)
United States Long Bond 1st Week Future, Jun. 2022	Call	148.50	04/01/22	14	(23)
United States Long Bond 1st Week Future, Jun. 2022	Put	149.00	04/01/22	7	(10)
United States Long Bond 1st Week Future, Jun. 2022	Put	147.00	04/01/22	12	—
United States Long Bond 1st Week Future, Jun. 2022	Put	146.50	04/01/22	16	—
United States Long Bond Future, Jun. 2022	Call	156.00	04/22/22	3	(1)
United States Long Bond Future, Jun. 2022	Call	155.00	04/22/22	14	(6)
United States Long Bond Future, Jun. 2022	Call	160.00	04/22/22	39	(5)
United States Long Bond Future, Jun. 2022	Call	158.00	04/22/22	2	—
United States Long Bond Future, Jun. 2022	Call	153.00	04/22/22	21	(15)
United States Long Bond Future, Jun. 2022	Call	152.00	04/22/22	10	(10)
United States Long Bond Future, Jun. 2022	Call	154.00	04/22/22	21	(12)
United States Long Bond Future, Jun. 2022	Call	150.00	04/22/22	30	(55)
United States Long Bond Future, Jun. 2022	Call	155.00	05/20/22	64	(64)
United States Long Bond Future, Jun. 2022	Call	156.00	05/20/22	4	(3)
United States Long Bond Future, Jun. 2022	Put	147.00	04/22/22	21	(15)
					(1,950)
Options on Securities
Activision Blizzard, Inc.	Call	77.50	04/14/22	65	(20)
Activision Blizzard, Inc.	Call	80.00	05/20/22	116	(12)
Activision Blizzard, Inc.	Call	77.50	05/20/22	53	(16)
Anaplan, Inc.	Call	70.00	04/14/22	10	—
Anaplan, Inc.	Call	70.00	05/20/22	35	—
Anaplan, Inc.	Call	67.50	05/20/22	98	—
Citrix Systems, Inc.	Call	105.00	04/14/22	45	—
Five9, Inc.	Call	110.00	04/14/22	24	(12)
Houghton Mifflin Harcourt Company	Call	22.50	05/20/22	53	(1)
Houghton Mifflin Harcourt Company	Call	22.50	06/17/22	330	(11)
Invesco QQQ Trust	Put	335.00	04/29/22	154	(42)
Invesco QQQ Trust	Put	305.00	06/17/22	10	(4)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	06/17/22	182	(7)
Magnachip Semiconductor Corporation	Call	17.50	04/14/22	30	(1)
Mandiant, Inc.	Call	25.00	04/14/22	1	—
Mandiant, Inc.	Call	24.00	09/16/22	1	—
MoneyGram International, Inc.	Call	11.00	04/14/22	111	(1)
MoneyGram International, Inc.	Call	11.00	05/20/22	139	(2)
Plantronics, Inc.	Call	40.00	05/20/22	110	(3)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	04/14/22	50	—
SPDR S&P 500 ETF	Put	422.00	04/29/22	103	(22)
Zynga Inc.	Call	8.00	04/14/22	470	(60)
					(214)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BOA	Put		107.00	04/21/22	763,000	(9)

Foreign Currency Options
USD/AUD Spot Rate	GSC	Put	AUD	0.76	07/01/22	1,392,000	(20)
USD/BRL Spot Rate	JPM	Put	BRL	5.05	05/16/22	1,810,000	(107)
USD/BRL Spot Rate	MSC	Put	BRL	5.33	04/25/22	3,420,000	(387)
USD/BRL Spot Rate	MSC	Put	BRL	4.70	04/29/22	1,392,000	(16)
USD/BRL Spot Rate	MSC	Put	BRL	4.79	06/27/22	1,010,000	(28)
USD/MXN Spot Rate	GSC	Call	MXN	20.75	06/27/22	1,110,000	(14)
USD/MXN Spot Rate	GSC	Call	MXN	20.50	06/27/22	1,110,000	(18)
USD/MXN Spot Rate	GSC	Put	MXN	20.00	04/11/22	3,800,000	(37)
USD/MXN Spot Rate	MSC	Put	MXN	20.44	04/29/22	1,739,000	(48)
USD/MXN Spot Rate	MSC	Put	MXN	20.20	05/16/22	1,670,000	(33)
USD/RUB Spot Rate	BCL	Call	RUB	79.75	04/29/22	1,363,000	(70)
USD/RUB Spot Rate	GSC	Call	RUB	86.50	04/22/22	960,000	(32)
USD/RUB Spot Rate	MSC	Call	RUB	84.00	04/29/22	3,640,000	(149)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
USD/RUB Spot Rate	CGM	Put	RUB	77.00	05/23/22	1,770,000	(240)
							(1,199)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/08/22	AUD	5,132	3,843	58
AUD/USD	JPM	04/11/22	AUD	1,720	1,289	36
AUD/USD	BNP	04/19/22	AUD	88	66	—
AUD/USD	JPM	04/19/22	AUD	4,178	3,128	105
AUD/USD	MSC	04/19/22	AUD	774	580	13
AUD/USD	MSC	05/02/22	AUD	4,537	3,399	68
BRL/USD	CIT	04/19/22	BRL	30,400	6,364	1,161
BRL/USD	MSC	04/19/22	BRL	21,866	4,578	730
BRL/USD	MSC	04/27/22	BRL	685	143	21
CAD/USD	MSC	04/19/22	CAD	5,955	4,770	91
CNH/USD	GSC	04/19/22	CNH	8,857	1,393	8
CNH/USD	JPM	04/19/22	CNH	468	74	1
CNY/USD	CIT	04/19/22	CNY	1,428	225	3
COP/USD	MSC	04/19/22	COP	6,467,099	1,711	141
EUR/USD	BNP	04/19/22	EUR	127	141	1
EUR/USD	CIT	04/19/22	EUR	5,104	5,653	(124)
EUR/USD	CIT	04/19/22	EUR	2,618	2,900	15
EUR/USD	GSC	04/19/22	EUR	2,816	3,119	(77)
EUR/USD	JPM	05/26/22	EUR	1,042	1,156	5
GBP/USD	GSC	04/19/22	GBP	3,634	4,773	(158)
GBP/USD	GSC	04/19/22	GBP	179	235	1
GBP/USD	GSC	04/20/22	GBP	102	134	(3)
GBP/USD	JPM	09/14/22	GBP	63	83	—
HUF/USD	GSC	04/19/22	HUF	552,262	1,661	(64)
IDR/USD	CIT	04/19/22	IDR	24,302,564	1,691	(2)
IDR/USD	CIT	04/19/22	IDR	25,560,923	1,779	19
INR/USD	CIT	04/19/22	INR	154,931	2,041	(14)
INR/USD	CIT	04/19/22	INR	8,725	115	1
INR/USD	MSC	04/19/22	INR	8,854	117	—
JPY/USD	MSC	04/19/22	JPY	108,308	891	(7)
JPY/USD	JPM	04/22/22	JPY	26,606	219	(3)
JPY/USD	JPM	04/22/22	JPY	55,129	454	2
KRW/USD	CIT	04/19/22	KRW	3,329,550	2,746	(29)
MXN/USD	GSC	04/13/22	MXN	2,727	137	6
MXN/USD	CIT	04/19/22	MXN	1,010	51	2
MXN/USD	GSC	04/19/22	MXN	29,065	1,459	43
MXN/USD	JPM	04/19/22	MXN	40,081	2,012	75
MXN/USD	MSC	04/19/22	MXN	74,201	3,725	154
MXN/USD	MSC	05/03/22	MXN	14,379	720	30
MXN/USD	MSC	05/18/22	MXN	13,180	658	20
NOK/USD	BNP	04/19/22	NOK	1,549	176	—
NZD/USD	MSC	04/19/22	NZD	147	102	2
RUB/USD	GSC	04/19/22	RUB	136,900	1,646	(116)
RUB/USD	MSC	04/19/22	RUB	57,893	696	(63)
RUB/USD	GSC	04/25/22	RUB	44,411	530	(19)
RUB/USD	CIT	05/04/22	RUB	3,430	40	(3)
RUB/USD	CIT	05/24/22	RUB	54,180	629	(34)
TWD/USD	CIT	04/19/22	TWD	82,582	2,882	(21)
USD/AUD	GSC	04/08/22	AUD	(5,132)	(3,843)	(161)
USD/AUD	GSC	04/11/22	AUD	(593)	(444)	(19)
USD/AUD	JPM	04/11/22	AUD	(1,101)	(825)	(16)
USD/AUD	JPM	04/11/22	AUD	(26)	(20)	—
USD/AUD	BNP	04/19/22	AUD	(280)	(210)	(7)
USD/AUD	JPM	04/19/22	AUD	(1,760)	(1,319)	(56)
USD/AUD	MSC	04/19/22	AUD	(1,512)	(1,132)	(63)
USD/AUD	BNP	05/02/22	AUD	(2,543)	(1,905)	(26)
USD/AUD	JPM	05/02/22	AUD	(1,994)	(1,494)	(45)
USD/AUD	SSB	06/29/22	AUD	(824)	(618)	(4)
USD/AUD	GSC	07/20/22	AUD	(1,381)	(1,035)	(47)
USD/AUD	GSC	07/27/22	AUD	(770)	(577)	(20)
USD/AUD	GSC	07/27/22	AUD	(214)	(161)	—
USD/BRL	CIT	04/19/22	BRL	(22,350)	(4,679)	(308)
USD/BRL	GSC	04/19/22	BRL	(9,090)	(1,903)	(84)
USD/BRL	MSC	04/19/22	BRL	(208)	(44)	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	CIT	04/19/22	CAD	(41)	(33)	(1)
USD/CAD	MSC	04/19/22	CAD	(2,775)	(2,223)	(36)
USD/CAD	JPM	05/20/22	CAD	(2,216)	(1,775)	(37)
USD/CAD	JPM	05/20/22	CAD	(1,730)	(1,387)	6
USD/CAD	SSB	06/29/22	CAD	(2,953)	(2,365)	(18)
USD/CNH	JPM	04/19/22	CNH	(36,016)	(5,663)	(48)
USD/CNH	MSC	04/19/22	CNH	(556)	(87)	(1)
USD/CNY	CIT	04/19/22	CNY	(1,378)	(217)	(2)
USD/COP	MSC	04/19/22	COP	(2,867,892)	(759)	(27)
USD/EUR	BNP	04/19/22	EUR	(1,305)	(1,445)	28
USD/EUR	CIT	04/19/22	EUR	(5,495)	(6,086)	125
USD/EUR	GSC	04/19/22	EUR	(644)	(713)	21
USD/EUR	JPM	04/19/22	EUR	(71)	(79)	3
USD/EUR	MSC	04/19/22	EUR	(894)	(990)	20
USD/EUR	GSC	04/29/22	EUR	(674)	(747)	6
USD/EUR	JPM	05/26/22	EUR	(1,042)	(1,156)	(16)
USD/EUR	GSC	06/24/22	EUR	(37)	(42)	2
USD/EUR	SSB	06/29/22	EUR	(6,717)	(7,462)	(26)
USD/EUR	JPM	09/15/22	EUR	(469)	(524)	(8)
USD/EUR	JPM	09/15/22	EUR	(576)	(642)	4
USD/EUR	GSC	11/23/22	EUR	(344)	(387)	(4)
USD/EUR	GSC	11/23/22	EUR	(31)	(35)	—
USD/GBP	GSC	04/19/22	GBP	(820)	(1,077)	32
USD/GBP	GSC	04/20/22	GBP	(4,362)	(5,727)	242
USD/GBP	GSC	06/29/22	GBP	(307)	(404)	11
USD/GBP	JPM	09/14/22	GBP	(63)	(83)	—
USD/HKD	SSB	06/29/22	HKD	(9,728)	(1,244)	1
USD/HUF	GSC	04/19/22	HUF	(552,260)	(1,661)	95
USD/IDR	CIT	04/19/22	IDR	(153,297,168)	(10,667)	(85)
USD/IDR	JPM	04/19/22	IDR	(456,666)	(32)	—
USD/INR	CIT	04/19/22	INR	(44,326)	(584)	(3)
USD/INR	CIT	04/19/22	INR	(127,768)	(1,683)	11
USD/INR	MSC	04/19/22	INR	(6,055)	(80)	1
USD/JPY	MSC	04/19/22	JPY	(1,105,099)	(9,091)	478
USD/JPY	JPM	04/22/22	JPY	(178,803)	(1,471)	88
USD/JPY	MSC	06/27/22	JPY	(43,230)	(356)	3
USD/JPY	MSC	09/26/22	JPY	(34,675)	(287)	2
USD/KRW	CIT	04/19/22	KRW	(1,534,768)	(1,266)	(17)
USD/KRW	CIT	04/19/22	KRW	(1,591,479)	(1,313)	9
USD/KRW	MSC	04/19/22	KRW	(203,303)	(167)	1
USD/MXN	CIT	04/19/22	MXN	(160,617)	(8,064)	(378)
USD/MXN	GSC	04/19/22	MXN	(25,650)	(1,288)	(24)
USD/MXN	JPM	04/19/22	MXN	(24,553)	(1,233)	(50)
USD/MXN	MSC	04/19/22	MXN	(14,454)	(726)	(24)
USD/MXN	MSC	04/29/22	MXN	(14,600)	(732)	(40)
USD/MXN	BNP	05/03/22	MXN	(14,379)	(720)	(30)
USD/MXN	GSC	05/18/22	MXN	(13,180)	(658)	(20)
USD/RUB	CIT	04/19/22	RUB	(59,271)	(712)	2
USD/RUB	GSC	04/19/22	RUB	(179,828)	(2,162)	187
USD/RUB	GSC	04/25/22	RUB	(44,411)	(530)	17
USD/RUB	BOA	05/04/22	RUB	(31,473)	(372)	30
USD/TWD	CIT	04/19/22	TWD	(79,566)	(2,777)	124
USD/TWD	MSC	04/19/22	TWD	(3,016)	(105)	1
USD/TWD	CIT	07/19/22	TWD	(75,147)	(2,627)	23
USD/ZAR	BBH	04/05/22	ZAR	(457)	(31)	—
ZAR/USD	MSC	04/19/22	ZAR	1,594	109	7
					(37,913)	1,897

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (A)	Paying	GSC	7.56	(A)	09/21/26	RUB	51,197	—	(110)
3M MPOR (A)	Paying	GSC	7.75	(A)	10/08/26	RUB	59,374	—	(127)
3M MPOR (A)	Paying	GSC	7.85	(A)	10/08/31	RUB	59,374	—	(134)
3M MPOR (A)	Paying	JPM	8.99	(A)	10/27/24	RUB	184,491	—	(263)
3M MPOR (A)	Paying	JPM	8.88	(A)	10/28/24	RUB	285,620	—	(412)
BRAZIBOR (A)	Paying	BOA	11.99	(A)	01/04/27	BRL	22,445	—	111
								—	(935)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(337,000)	HKD	(5,365)	(132)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -11.38% (M)	TBD	(110,000)		(112)	(4)
Agora, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,489)		(39)	(16)
Airtac International Group (M)	GSC	Federal Funds Effective Rate -5.25% (M)	TBD	(24,000)		(677)	(105)
Airtel Africa PLC (E)	GSC	SONIA +0.43% (E)	TBD	1,105,447	GBP	1,581	(52)
Al Rajhi Banking and Investment Corporation (E)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	36,900		1,485	94
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (E)	TBD	34,100	HKD	2,430	178
America Movil, S.A.B. De C.V. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	14,726		280	31
Amkor Technology, Inc. (M)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	24,203		520	7
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,224)		(892)	(66)
ASE Technology Holding Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	149,000		515	23
ASM Pacific Technology Limited (M)	BOA	1M HIBOR +0.13% (E)	TBD	45,000	HKD	3,312	34
ASMedia Technology Inc. (M)	GSC	Federal Funds Effective Rate -8.50% (M)	TBD	(3,000)		(182)	(22)
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,000)		(77)	(1)
Au Optronics Corp. (M)	GSC	Federal Funds Effective Rate -6.00% (M)	TBD	(1,120,000)		(867)	89
AVI Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(113,031)	ZAR	(7,644)	(34)
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate +0.21% (M)	TBD	(73,900)		(191)	(56)
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	24,242		504	44
Bank of Chengdu Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	265,100		540	87
Beijing Dabeinong Technology Group Co., Ltd. (M)	HSB	Federal Funds Effective Rate -5.00% (M)	TBD	(6,800)		(8)	(2)
Big Hit Entertainment Co., Ltd. (M)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(1,143)		(251)	(41)
BROS Eastern Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.61% (E)	TBD	2,536,000		2,325	265
China Eastern Airlines Corporation Limited (M)	GSC	1M HIBOR -2.50% (M)	TBD	(1,710,000)	HKD	(4,511)	(1)
China Southern Airlines Co., Ltd. (M)	GSC	1M HIBOR -0.75% (M)	TBD	(1,482,000)	HKD	(5,735)	(131)
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(241,800)	HKD	(1,913)	(52)
CJ CGV Co., Ltd. (M)	MSC	Federal Funds Effective Rate -2.88% (M)	TBD	(38,050)		(810)	(58)
COFCO Joycome Foods Limited (M)	GSC	1M HIBOR -5.00% (M)	TBD	(686,000)	HKD	(1,804)	(76)
Compal Electronics, INC. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(122,000)		(110)	(4)
Dali Foods Group Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(637,000)	HKD	(2,446)	(22)
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (E)	TBD	74,377	SGD	2,521	106
Dr. Reddy's Laboratories Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(10,553)		(543)	(45)
Dubai Financial Group LLC (M)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(63,982)		(39)	(4)
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -15.00% (M)	TBD	(385,000)		(588)	(78)
Dyaco International Inc. (M)	BOA	Federal Funds Effective Rate +0.04% (M)	TBD	(87,000)		(133)	(17)
ELAN Microelectronics Corporation (M)	GSC	Federal Funds Effective Rate -6.25% (M)	TBD	(40,000)		(232)	(9)
Erste Group Bank AG (M)	GSC	1W Euribor +0.45% (E)	TBD	7,670	EUR	227	30
FocalTech Systems Co., Ltd. (M)	HSB	Federal Funds Effective Rate -13.00% (M)	TBD	(110,000)		(553)	(10)
Full Truck Alliance Co Ltd (M)	GSC	Federal Funds Effective Rate -0.55% (M)	TBD	(164,618)		(823)	(275)
Genius Brands International, Inc. (M)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(39,000)		(561)	(60)
Golden Agri-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate +0.55 (E)	TBD	7,781,900	SGD	2,257	86
Grape King Bio Ltd. (M)	MSC	Federal Funds Effective Rate -3.88% (M)	TBD	(91,000)		(442)	(24)
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	17,594		955	95
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	11,275		1,503	315
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	249,000		572	66
Guangdong Wens Foodstuff Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate -9.00% (M)	TBD	(69,300)		(204)	(38)
Guangzhou Shangpin Home Collection Co., Ltd. (M)	GSC	Federal Funds Effective Rate -12.50% (M)	TBD	(147,300)		(687)	(65)
Haidilao International Holding Ltd. (M)	GSC	1M HIBOR -1.50% (M)	TBD	(346,000)	HKD	(3,779)	(196)
Hana Financial Group Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	33,576		1,282	148
HannStar Display Corporation (M)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(1,584,000)		(892)	34
Hanon Systems (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(25,963)		(236)	(17)
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(327,175)		(717)	(103)
Hartalega Holdings Berhad (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(215,300)		(241)	(8)
Headhunter Group PLC (E)	MSC	Federal Funds Effective Rate +0.55% (E)	TBD	13,705		63	(63)
Hitejinro Co.,Ltd. (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(8,654)		(259)	(8)
HIWIN Technologies Corp. (M)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(59,000)		(528)	33
Hotel Shilla Co., Ltd. (M)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(12,963)		(809)	(61)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Huazhu Group Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(31,898)		(791)	(268)
Infosys Limited (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	10,713		259	7
Innolux Corporation (M)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(1,442,000)		(873)	27
iQIYI, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(37,065)		(78)	(90)
Itau Unibanco Holding S.A. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	160,208		884	31
JB Financial Group Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	240,867		1,564	236
JD.com, Inc. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	50,224		2,309	597
JD.com, Inc. (E)	GSC	1M HIBOR +0.50% (E)	TBD	1,433	HKD	232	13
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W Euribor +0.45% (E)	TBD	24,056	EUR	469	60
Jiangsu Phoenix Publishing & Media Corporation Limited (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	453,700		512	32
Jiumaojiu International Holdings Limited (M)	GSC	1M HIBOR -1.00% (M)	TBD	(509,000)	HKD	(5,864)	(343)
KCE Electronics Public Company Limited (M)	MSC	Federal Funds Effective Rate -29.25% (M)	TBD	(162,700)		(279)	(50)
KE Holdings Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,354)		(39)	(14)
Kerry Express (Thailand) Public Company Limited (M)	MSC	Federal Funds Effective Rate -23.38% (M)	TBD	(521,800)		(332)	(15)
Kimberly - Clark De Mexico S.A.B. De C.V. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(727,200)		(893)	(133)
Kingsoft Cloud Holdings Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(32,204)		(103)	(92)
Korea Kolmar Holdings Co.,Ltd (M)	CIT	Federal Funds Effective Rate -6.01% (M)	TBD	(35,092)		(897)	(64)
KT Corp (E)	HSB	Federal Funds Effective Rate +0.25% (E)	TBD	140,549		1,858	157
Lakala Payment Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	74,800		269	10
Largan Precision Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(15,000)		(1,030)	22
Leader Harmonious Drive Systems Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	10,600		171	5
LG Display Co., Ltd. (M)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(14,007)		(216)	(23)
LG Household & Health Care Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(743)		(497)	(29)
Light S.A. (M)	MSC	Federal Funds Effective Rate -1.25% (M)	TBD	(132,000)		(231)	(56)
Longfor Group Holdings Limited (M)	HSB	1M HIBOR +0.35% (E)	TBD	35,000	HKD	991	54
Lotte Shopping Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(9,596)		(693)	(89)
MakeMyTrip Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,256)		(210)	(38)
Merry Electronics Co., Ltd. (M)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(160,415)		(449)	(30)
Miniso Group Holding Ltd (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(113,162)		(814)	(69)
Muangthai Capital Public Company Limited (M)	MSC	Federal Funds Effective Rate -6.63% (M)	TBD	(225,200)		(346)	(10)
Muyuan Foods Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(68,020)		(524)	(96)
NANTEX Industry Co., Ltd. (M)	GSC	Federal Funds Effective Rate -17.00% (M)	TBD	(232,000)		(607)	17
Nanya Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	1,564,000		3,988	(212)
Naspers Ltd (M)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	29,384		574	89
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(163,000)		(692)	(201)
Nc Soft Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,987)		(703)	(63)
NetDragon Websoft Holdings Limited (M)	GSC	1M HIBOR +0.50% (E)	TBD	473,000	HKD	6,575	151
Netmarble Corp. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(2,860)		(252)	(11)
New Hope Liuhe Co., Ltd. (M)	MSC	Federal Funds Effective Rate -9.64% (M)	TBD	(221,219)		(494)	(100)
Nine Dragons Paper (Holdings) Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(607,000)	HKD	(3,715)	(56)
Novatek Microelectronics Corp. (M)	MSC	Federal Funds Effective Rate -4.63% (M)	TBD	(33,000)		(520)	28
OI S.A. - In Judicial Reorganization (M)	GSC	Federal Funds Effective Rate -7.50% (M)	TBD	(3,103,800)		(477)	(59)
Orion Incorporation (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(9,683)		(636)	(80)
Ottogi Corporation (M)	CIT	Federal Funds Effective Rate -7.79% (M)	TBD	(2,420)		(818)	(96)
Ozon Holdings PLC (M)	GSC	Federal Funds Effective Rate -5.02% (M)	TBD	(48,131)		(171)	171
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(36,474)		(456)	(275)
PANJIT International Inc. (M)	MSC	Federal Funds Effective Rate -9.75% (M)	TBD	(133,000)		(441)	(34)
Paradise Co., Ltd. (M)	MSC	Federal Funds Effective Rate -4.38% (M)	TBD	(40,202)		(537)	(13)
Parex Resources Inc. (M)	GSC	Canada 1M Bankers' Acceptances Rate +0.40% (E)	TBD	38,508	CAD	1,003	(8)
Playtika Holding Corp. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(31,420)		(513)	(95)
Posco Chemical Co Ltd (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(3,387)		(263)	(74)
Power Construction Corporation of China (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	475,500		511	35
PT Unilever Indonesia, Tbk. (M)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(2,483,300)		(568)	(64)
PT Unilever Indonesia, Tbk. (M)	CIT	Federal Funds Effective Rate -2.53% (M)	TBD	(1,657,600)		(379)	(46)
PT. TELKOM INDONESIA (PERSERO) TBK (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	8,145		264	(4)
Public Joint Stock Company Detsky Mir (M)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	560,770		832	(833)
Public Joint Stock Company Magnet (E)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	66,084		1	(1)
Publichnoye Aktsionernoye Obshchestvo Sberbank Rossii (M)	GSC	Federal Funds Effective Rate +0.96% (E)	TBD	41,476		2	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Raiffeisen Bank International AG (M)	MSC	1W Euribor +0.35% (E)	TBD	100,438	EUR	1,340	(43)
Realtek Semiconductor Corp (M)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(15,000)		(234)	9
Renew Energy Global PLC (M)	MSC	Federal Funds Effective Rate -1.08% (M)	TBD	(68,811)		(551)	(15)
Rexon Industrial Corp. , Ltd (M)	BOA	Federal Funds Effective Rate +0.04% (M)	TBD	(385,000)		(568)	(40)
Shandong Hi-Speed Road & Bridge Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	291,500		344	48
Shanghai International Port(Group) Co.,Ltd (M)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	672,900		571	9
Shanghai Tunnel Engineering Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	419,200		329	22
Shanghai Wingtech Electronics Technology Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -12.00% (M)	TBD	(16,800)		(262)	46
Shenzhen Goodix Technology Co., Ltd. (M)	MSC	Federal Funds Effective Rate -12.65% (M)	TBD	(16,000)		(187)	7
Shenzhen Goodix Technology Co., Ltd. (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(4,500)		(53)	2
Shenzhen Goodix Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(51,800)		(626)	46
Shenzhou International Group Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(16,800)	HKD	(1,543)	(28)
SillaJen Inc (M)	GSC	Federal Funds Effective Rate -18.00% (M)	TBD	(23,634)		(61)	(5)
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	15,277		1,383	124
SKSHU Paint Co., Ltd. (M)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(57,700)		(620)	(187)
SMART Global Holdings, Inc. (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	70,904		1,786	45
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(395,600)	SGD	(498)	(9)
Studio Dragon Corporation (M)	MSC	Federal Funds Effective Rate -2.63% (M)	TBD	(3,709)		(275)	(7)
Sunny Optical Technology (Group) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(53,100)	HKD	(6,444)	(32)
Taiwan Semiconductor Manufacturing Company Limited (M)	HSB	Federal Funds Effective Rate +0.25% (E)	TBD	7,107		726	19
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	11,464		1,170	30
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	8,558		167	12
TangShan Port Group Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	1,124,900		445	83
Tata Motors Limited (M)	GSC	Federal Funds Effective Rate -5.27% (M)	TBD	(20,618)		(585)	8
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (E)	TBD	30,100	HKD	8,970	292
Tencent Music Entertainment Group (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(32,595)		(117)	(42)
Texhong Textile Group Limited (E)	GSC	1M HIBOR +0.50% (E)	TBD	196,500	HKD	1,613	38
Tiger Brands Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(59,964)	ZAR	(9,389)	(21)
TOA PAINT (THAILAND) COMPANY LIMITED (M)	MSC	Federal Funds Effective Rate -7.88% (M)	TBD	(336,300)		(281)	(21)
TotalEnergies SE (M)	GSC	1W Euribor +0.45% (E)	TBD	38,629	EUR	1,767	40
Trip.com Group Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(45,207)		(822)	(223)
Tsingtao Brewery Co.,Ltd. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(62,000)	HKD	(3,497)	(47)
Ultrapar Participacoes S.A. (M)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(73,300)		(177)	(43)
United Overseas Bank Limited (M)	GSC	Singapore Swap Offer Rate +0.55% (E)	TBD	43,700	SGD	1,334	48
Vipshop (China) Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(24,136)		(155)	(62)
VK Company Limited (M)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(137,620)		(153)	152
Will Semiconductor Co., Ltd. Shanghai (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(22,000)		(679)	8
WIN Semiconductors Corp. (M)	MSC	Federal Funds Effective Rate -3.00% (M)	TBD	(110,000)		(1,081)	59
Wipro Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(107,875)		(827)	(4)
Wiwynn Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (E)	TBD	5,000		165	13
Wix.Com Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,672)		(754)	(256)
WNS (Holdings) Limited (E)	GSC	Federal Funds Effective Rate +0.51% (E)	TBD	2,860		237	7
Wuzhou Minovo Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.11% (E)	TBD	2,346,900		2,957	402
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(960,500)	HKD	(3,183)	(79)
Xiamen Xiangyu Co., Ltd. (E)	GSC	Federal Funds Effective Rate +1.01% (E)	TBD	198,600		249	27
Xiaomi Corporation (M)	GSC	1M HIBOR -0.50% (M)	TBD	(354,800)	HKD	(4,080)	(111)
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(359,000)	HKD	(6,153)	(85)
Yangtze Optical Fibre And Cable Joint Stocks Limited Company (E)	GSC	1M HIBOR +0.50% (E)	TBD	1,436,500	HKD	13,618	242
YiHai International Holdings Limited (M)	GSC	1M HIBOR -1.25% (M)	TBD	(183,000)	HKD	(3,706)	(53)
Yum China Holdings, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,532)		(892)	(46)
Zhejiang Entive Smart Kitchen Appliance Co.,Ltd. (E)	GSC	Federal Funds Effective Rate +0.00% (E)	TBD	32,800		248	30
Zhihu Inc. (M)	GSC	Federal Funds Effective Rate -0.55% (M)	TBD	(73,063)		(105)	(72)
Zoomlion Heavy Industry Science and Technology Co.,Ltd (M)	GSC	1M HIBOR -0.50% (M)	TBD	(897,600)	HKD	(3,761)	(92)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
(2,040)

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Aerojet Rocketdyne Holdings, Inc. (M)	1M LIBOR +0.75% (E)	BOA	12/05/22	163	—	(23)
Bristol-Myers Squibb Company (M)	1M LIBOR +0.00% (E)	BOA	12/20/22	—	—	20
Brookfield Property Preferred LP (M)	1M LIBOR +0.75% (E)	BOA	12/05/22	58	—	(5)
Cazoo Group Ltd (E)	1M LIBOR -11.00% (E)	BOA	12/27/22	116	—	(79)
Avast PLC (M)	SOFR +0.61% (E)	GSC	09/14/22	5,174	—	(364)
BP Midstream Partners LP (E)	SOFR +1.01% (E)	GSC	01/25/23	144	—	17
Cazoo Group Ltd (E)	SOFR -18.00% (E)	GSC	12/29/22	292	—	(192)
Clinigen Group PLC (E)	SOFR +0.61% (E)	GSC	03/02/23	406	—	(3)
Coherent, Inc. (M)	SOFR +0.61% (E)	GSC	07/18/22	7,739	—	114
Crown Resorts Limited (E)	SOFR +0.61% (E)	GSC	03/24/23	680	—	37
Lagardere SCA (E)	SOFR +0.61% (E)	GSC	04/05/23	403	—	2
Link Administration Holdings Limited (E)	SOFR +0.61% (E)	GSC	02/28/23	948	—	20
Meggitt PLC (M)	SOFR +0.81% (E)	GSC	09/14/22	5,513	—	(199)
Neles Oyj (E)	SOFR +0.61% (E)	GSC	01/05/23	737	—	(210)
Uniper SE (E)	SOFR +0.61% (E)	GSC	12/14/22	38	—	(15)
Vifor Pharma AG (E)	SOFR +0.61% (E)	GSC	04/05/23	1,569	—	50
Welbilt, Inc. (M)	SOFR +0.61% (E)	GSC	07/18/22	1,930	—	(32)
Willis Towers Watson Public Limited Company (M)	SOFR +0.61% (E)	GSC	10/26/22	1,413	—	33
Hitachi Metals, Ltd. (M)	OBFR +0.55% (E)	JPM	12/12/22	829	—	(103)
Intertrust N.V. (E)	OBFR +0.55% (E)	JPM	04/11/23	1,111	—	23
Vifor Pharma AG (E)	OBFR +0.55% (E)	JPM	04/24/23	4,646	—	65
					—	(844)
Total return swap agreements - paying return
EQUITY
II-VI Incorporated (Q)	SOFR -0.35% (Q)	GSC	05/16/22	(3,028)	—	21
Notre Dame Intermedica Participacoes S.A. (M)	Federal Funds Effecive Rate -0.75% (M)	GSC	09/18/25	—	—	(43)
OI S.A. - In Judicial Reorganization (E)	Federal Funds Effective Rate -9.00% (E)	GSC	09/18/25	(2)	—	—
Valmet Oy (Q)	SOFR -0.27% (Q)	GSC	01/05/23	(658)	—	107
Guangdong Wens Foodstuff Group Co., Ltd. (M)	Federal Funds Effective Rate -6.95% (M)	MSC	09/23/22	(305)	—	(57)
Wangsu Science & Technology Co., Ltd. (M)	Federal Funds Effective Rate -9.85% (M)	MSC	09/23/22	(168)	—	(9)
					—	19

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	492,343	80,971	2,064	575,378
Corporate Bonds And Notes	—	317,491	209	317,700
Non-U.S. Government Agency Asset-Backed Securities	—	137,085	200	137,285
Government And Agency Obligations	—	106,539	—	106,539
Senior Floating Rate Instruments	—	14,232	186	14,418
Other Equity Interests	—	—	10,656	10,656
Preferred Stocks	3,690	—	171	3,861
Investment Companies	—	970	—	970
Warrants	253	—	—	253
Rights	—	—	33	33
Short Term Investments	245,393	32,012	—	277,405
	741,679	689,300	13,519	1,444,498

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Securities
Common Stocks	(197,291)	(1,894)	—	(199,185)
Investment Companies	(21,493)	—	—	(21,493)
Government And Agency Obligations	—	(429)	—	(429)
Rights	—	—	(31)	(31)
Senior Floating Rate Instruments[1]	—	(3)	—	(3)
Short Term Investments	—	(29,330)	—	(29,330)
	(218,784)	(31,656)	(31)	(250,471)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10,169	—	—	10,169
Centrally Cleared Interest Rate Swap Agreements	—	8,288	—	8,288
Centrally Cleared Credit Default Swap Agreements	—	55	—	55
Exchange Traded Futures Options	100	—	—	100
Exchange Traded Purchased Options	1,027	—	—	1,027
OTC Purchased Options	—	623	—	623
Open Forward Foreign Currency Contracts	—	4,392	—	4,392
OTC Interest Rate Swap Agreements	—	111	—	111
OTC Contracts for Difference	—	5,375	—	5,375
OTC Total Return Swap Agreements	—	489	20	509
	11,296	19,333	20	30,649
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(19,085)	—	—	(19,085)
Centrally Cleared Interest Rate Swap Agreements	—	(3,029)	—	(3,029)
Centrally Cleared Credit Default Swap Agreements	—	(13)	—	(13)
Exchange Traded Futures Options	(34)	—	—	(34)
Exchange Traded Written Options	(2,164)	—	—	(2,164)
OTC Written Options	—	(1,208)	—	(1,208)
Open Forward Foreign Currency Contracts	—	(2,495)	—	(2,495)
OTC Interest Rate Swap Agreements	—	(1,046)	—	(1,046)
OTC Contracts for Difference	—	(6,516)	(899)	(7,415)
OTC Total Return Swap Agreements	—	(1,334)	—	(1,334)
	(21,283)	(15,641)	(899)	(37,823)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 94.6%
China 24.7%
Alibaba Group Holding Limited (a) (b)	588	7,976
Alibaba Group Holding Limited - ADR (a)	13	1,374
Amoy Diagnostics Co., Ltd. - Class A (a)	53	429
Angang Steel Company Limited - Class A (a)	830	461
Angel Yeast Co., Ltd. - Class A (a)	1,143	7,465
Anhui Conch Cement Company Limited - Class H	203	1,038
Anhui Gujing Distillery Co., Ltd. - Class B	558	7,203
ANTA Sports Products Limited	149	1,854
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b)	21	728
Autohome Inc. - Class A - ADR	98	2,977
Baidu, Inc. - Class A (a) (b)	113	1,963
Baidu, Inc. - Class A - ADR (a)	47	6,261
Baoshan Iron & Steel Co., Ltd. - Class A (a)	946	1,003
Beijing Capital International Airport Co. Ltd. - Class H (a)	5,276	3,081
Beijing Huafeng Test & Control Technology Co.,Ltd. - Class A (a)	69	4,877
Beijing Kingsoft Office Software Co.,Ltd - Class A (a)	98	2,893
BYD Company Limited - Class H	10	279
China Construction Bank Corporation - Class H	14,038	10,497
China International Travel Service Company, Limited - Class A (a)	89	2,282
China Longyuan Power Group Corporation Limited - Class H	1,040	2,339
China Merchants Bank Co., Ltd. - Class H	426	3,312
China National Building Material Co., Ltd. - Class H	1,014	1,251
China Oilfield Services Ltd. - Class H	985	1,011
China Overseas Land & Investment Ltd.	114	340
China Pacific Insurance (Group) Co., Ltd. - Class H	374	903
China Railway Group Limited - Class A (a)	338	320
China Resources Gas Group Ltd.	1,490	6,293
China Vanke Co., Ltd. - Class H	175	395
China Yangtze Power Co., Ltd. - Class A (a)	284	983
CIFI Holdings (Group) Co. Ltd.	1,875	1,097
CITIC Pacific Ltd.	378	418
Contemporary Amperex Technology Co., Limited - Class A (a)	69	5,498
Country Garden Services Holdings Company Limited	200	849
CSC Financial Co., Ltd. - Class H (b)	1,388	1,309
CSPC Pharmaceutical Group Ltd.	605	695
ENN Energy Holdings Ltd.	84	1,258
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	556	3,107
Ganfeng Lithium Co., Ltd. - Class H (b)	112	1,586
GDS Holdings Ltd. - ADR (a)	3	103
Glodon Company Limited - Class A (a)	79	619
Guangdong Hisense Home Appliances Co., Ltd. - Class A (a)	2,140	3,738
Guangdong Investment Ltd.	4,872	6,653
Guangzhou Tinci Materials Technology Co., Ltd. - Class A (a)	71	1,038
Haidilao International Holding Ltd. (a) (b) (c)	508	980
Hangzhou Tigermed Consulting Co., Ltd - Class A (a)	13	213
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	43	517
Hosa International Limited (a) (c) (d)	7,408	—
Hundsun Technologies Inc. - Class A (a)	478	3,339
Industrial and Commercial Bank of China Limited - Class H	4,857	2,972
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	46	265
JD.com, Inc. - Class A (a)	39	1,127
JD.com, Inc. - Class A - ADR (a)	21	1,215
Joyy Inc. - Class A - ADR (a)	129	4,725
KE Holdings Inc - Class A - ADR (a)	484	5,991
Kingdee International Software Group Co. Ltd. (a)	585	1,279
Kunlun Energy Co. Ltd.	4,988	4,327
Li Ning Company Limited	1,495	12,771
Longfor Group Holdings Limited	1,376	7,033
Meituan Dianping - Class B (a) (b)	169	3,266
Metallurgical Corporation of China Ltd. - Class A (a)	918	540
MicroPort Scientific Corporation (a)	88	196
NARI Technology Co., Ltd. - Class A (a)	1,067	5,266
NetEase, Inc.	114	2,029
New Oriental Education & Technology Group - ADR (a)	92	106
Ping An Bank Co., Ltd. - Class A (a)	2,304	5,559
Ping An Insurance (Group) Co of China Ltd - Class A (a)	305	2,317
Ping An Insurance (Group) Co of China Ltd - Class H	420	2,954
Proya Cosmetics Co., Ltd. - Class A (a)	63	1,860
Qingdao Haier Biomedical Co Ltd - Class A (a)	326	3,669
Qinghai Salt Lake Potash Co. Ltd. - Class A (a)	116	547
Remegen, Ltd. - Class H (a) (b) (c)	20	120
SANY Heavy Industry Co., Ltd. - Class A (a)	255	700
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	759	809
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	50	1,099
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	20	947
Shenzhou International Group Holdings Limited	936	12,340
Silergy Corp.	52	6,173
Sinoma Science & Technology Co.,Ltd. - Class A (a)	262	997
TAL Education Group - Class A - ADR (a)	24	73
Tencent Holdings Limited	579	27,001
Tingyi Cayman Islands Holding Corp.	34	57
Tongcheng-Elong Holdings Limited (a) (b)	2,916	5,151
Tongdao Liepin Group (a) (b)	2,216	5,041
Trip.com Group Limited (a)	175	4,200
Trip.com Group Limited - ADR (a)	31	708
Tsingtao Brewery Co.,Ltd. - Class H	786	6,203
Weibo Corporation - Class A - ADR (a)	150	3,677
Wuliangye Yibin Co., Ltd. - Class A (a)	233	5,657
WuXi AppTec Co., Ltd. - Class H (b)	836	13,175
Wuxi Biologics Cayman Inc (a) (b)	36	292
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	63	574
XPeng Inc - ADR (a)	73	2,027
Xpeng Inc. (a) (c)	41	576
Yangzijiang Shipbuilding (Holdings) Ltd.	5,689	6,406
Yatsen Holding Ltd - ADR (a) (c)	412	283
Yifeng Pharmacy Chain Co., Ltd. - Class A (a)	101	636
YiHai International Holdings Limited (c)	512	1,460
Yum China Holdings, Inc.	11	446
Yunnan Botanee Bio-Technology Group Co. Ltd - Class A	34	994
Yunnan Energy New Material Co., Ltd. - Class A (a)	57	1,978
Zhejiang Hangke Technology Incorporated Company - Class A (a)	26	236
Zijin Mining Group Co. Ltd. - Class H	692	1,057
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A (a)	724	754
Zto Express Co., Ltd. - Class A - ADR (a)	300	7,505
		304,171
India 12.7%
Ambuja Cements Limited	1,566	6,161
Apollo Hospitals Enterprise Limited	6	347
Ashok Leyland Limited	1,000	1,542
Asian Paints Limited	110	4,443
Avenue Supermarts Limited (a) (b)	68	3,579
Axis Bank Limited (a)	362	3,615
Bharat Electronics Limited	227	629
Bharti Airtel Limited (a)	39	202
Bharti Airtel Ltd. (a)	326	3,237
Computer Age Management Services Private Limited	196	5,973
Divi's Laboratories Ltd.	218	12,661
HDFC Bank Limited	471	9,088
Hindalco Industries Limited	241	1,804
Housing Development Finance Corp.	70	2,196
ICICI Bank Limited	753	7,229
Indiamart Intermesh Limited	46	2,635
Infosys Ltd. - ADR	165	4,119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Kotak Mahindra Bank Ltd.	697	16,058
Mahindra & Mahindra Ltd.	191	2,027
Multi Commodity Exchange of India Limited	353	6,580
Oracle Financial Services Software Limited	199	9,420
Petronet LNG Limited	1,893	4,832
PI Industries Limited	130	4,838
Power Grid Corporation of India Limited	376	1,077
Reliance Industries Ltd.	309	10,685
SBI Life Insurance Company Limited (b)	50	735
Shriram Transport Finance Company Limited	174	2,591
Star Health and Allied Insurance Company Limited (a)	544	5,071
Tata Consultancy Services Limited	99	4,883
Tata Steel Ltd.	34	591
Tech Mahindra Limited	230	4,549
UPL Limited	66	671
WNS (Holdings) Limited - ADR (a)	142	12,115
		156,183
Taiwan 10.3%
ADDCN Technology Co., Ltd.	846	6,658
Airtac International Group	224	7,212
ASE Technology Holding Co., Ltd.	490	1,745
ASMedia Technology Inc.	12	837
BizLink Holding Inc.	372	3,832
China Development Financial Holding Corp.	1,002	668
Formosa Plastics Corp.	40	148
GlobalWafers Co., Ltd.	56	1,308
Hon Hai Precision Industry Co. Ltd.	2,394	8,820
Kerry TJ Logistics Company Limited	2,148	3,287
MediaTek Inc.	353	11,116
Nan Ya P.C.B. Service Company	36	654
Nan Ya Plastics Corp.	47	152
Parade Technologies Ltd.	26	1,630
Realtek Semiconductor Corp.	148	2,205
Sporton International Inc.	1,003	6,579
Taiwan Secom Co., Ltd.	929	3,525
Taiwan Semiconductor Manufacturing Co. Ltd.	2,991	61,626
Voltronic Power Technology Corporation	65	3,275
Yageo Corp.	55	833
		126,110
South Korea 7.5%
Amorepacific Corporation	30	3,907
Coupang, Inc. - Class A (a)	165	2,913
E-MART Inc.	14	1,625
Hyundai Motor Co.	33	4,914
Kangwon Land Inc. (a)	278	6,335
LG Household & Health Care Ltd.	4	2,647
NAVER Corp.	26	7,347
Nice Information Service Co., Ltd.	457	7,407
POSCO	3	787
S1 Corp.	133	7,800
Samsung Electronics Co. Ltd.	438	25,039
SaraminHR Co., Ltd.	246	8,292
Shinhan Financial Group Co. Ltd.	58	1,979
SK innovation Co., Ltd. (a)	17	3,029
SK Telecom Co. Ltd.	40	1,851
Webcash Corp.	200	4,189
Younglimwon Soft Lab Co., Ltd.	281	2,400
		92,461
Brazil 7.3%
American Beverage Co Ambev	1,721	5,616
Banco BTG Pactual S.A. (a)	964	5,254
Boa Vista Servicos S/A	5,513	10,071
Energisa S/A	155	1,592
Hapvida Participacoes E Investimentos Ltda (b)	4,574	11,464
Klabin S.A. (a)	718	3,661
Magazine Luiza S.A.	6,934	9,985
Petroleo Brasileiro SA (a)	470	3,492
Raia Drogasil S.A. (a)	153	770
Tegma Gestao Logistica SA (a) (e)	3,667	12,875
Telefonica Brasil S.A. (a)	168	1,900
TOTVS S.A.	727	5,585
Vale S.A. - ADR	253	5,066
Vasta Platform Limited - Class A (a) (c) (e)	1,343	7,680
XP Inc. - Class A (a)	143	4,296
		89,307
Hong Kong 5.3%
AIA Group Limited	1,676	17,498
Angang Steel Company Limited - Class H	148	68
China Gas Holdings Ltd.	1,036	1,328
China Mengniu Dairy Company Limited	2,540	13,612
ESR Cayman Limited (a) (b)	206	636
Galaxy Entertainment Group Ltd. (a)	1,223	7,235
Hong Kong Exchanges & Clearing Ltd.	124	5,809
Melco Resorts & Entertainment Ltd. - ADR (a)	156	1,192
Sands China Ltd. (a)	1,058	2,523
Techtronic Industries Company Limited	869	13,978
Zhongsheng Group Holdings Limited	125	881
		64,760
Mexico 4.4%
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,649
Fresnillo PLC	331	3,163
Gruma SAB de CV - Class B	424	5,341
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	1,002	7,506
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (a)	36	5,837
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (c)	36	8,009
Grupo Mexico SAB de CV - Class B (a)	1,208	7,236
Orbia Advance Corporation, S.A.B. de C.V.	1,438	3,805
Wal - Mart de Mexico, S.A.B. de C.V.	1,651	6,799
		54,345
Indonesia 2.9%
Aneka Tambang (Persero), PT TBK	1,759	299
Bank Rakyat Indonesia Persero Tbk PT	36,572	11,824
PT Avia Avian Tbk (a)	82,303	4,474
PT Sarana Menara Nusantara Tbk	84,702	6,307
PT. Bank Central Asia Tbk	18,388	10,223
Telekomunikasi Indonesia (Persero), PT TBK	9,016	2,867
Unilever Indonesia Tbk PT	1,204	306
		36,300
South Africa 2.9%
Capitec Bank Holdings Ltd.	59	9,378
Clicks Group Ltd.	253	5,342
FirstRand Ltd. (c)	2,392	12,626
Gold Fields Limited	197	3,059
Impala Platinum Holdings Limited (c)	61	940
Old Mutual Public Limited Company	1,863	1,750
Rand Merchant Investment Holdings Limited	561	2,004
Sibanye Stillwater (c)	253	1,030
		36,129
Thailand 2.4%
Bangkok Dusit Medical Services Public Company Limited.	8,479	6,363
Central Pattana Public Company Limited	312	551
CP ALL Public Company Limited	686	1,339
Humanica Limited	10,886	4,114
Kasikornbank PCL	988	4,789
Land and Houses Public Company Limited - NVDR	7,584	2,162
Land and Houses Public Company Limited	9,133	2,603
Union Auction Public Company Limited (e)	27,995	8,109
		30,030
Poland 2.2%
"Dino Polska" Spolka Akcyjna (a) (b)	67	5,381
Grupa Pracuj Spolka Akcyjna (a)	611	9,155
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	645	5,174
Wirtualna Polska Holding Spolka Akcyjna	245	6,767
		26,477
United Kingdom 1.9%
Anglo American PLC	45	2,381
Baltic Classifieds Group PLC (a)	3,395	6,122
Endava PLC - Class A - ADR (a)	31	4,100
Hikma Pharmaceuticals Public Limited Company	18	483
Standard Chartered PLC	225	1,495
Vivo Energy PLC (b)	1,848	3,303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Wizz Air Holdings PLC (a) (b)	143	5,356
		23,240
Malaysia 1.6%
Carlsberg Brewery Malaysia Berhad	1,172	6,053
CIMB Group Holdings Bhd	5,514	6,979
Heineken Malaysia Berhad	1,203	6,427
		19,459
Luxembourg 1.4%
Globant S.A. (a)	40	10,560
Tenaris SA	422	6,368
		16,928
Netherlands 1.1%
ASML Holding	3	2,042
BE Semiconductor Industries N.V.	77	6,557
Prosus N.V. (a)	97	5,278
		13,877
Saudi Arabia 1.1%
KeyBank National Association	393	7,427
Saudi Arabian Fertilizer Company	8	372
Saudi Basic Industries Corporation	17	585
Saudi British Bank	457	4,834
		13,218
Singapore 0.8%
Haw Par Corp. Ltd.	647	5,533
Jardine Cycle & Carriage Ltd.	199	3,676
SEA, Ltd. - Class A - ADR (a)	5	603
		9,812
United States of America 0.8%
EPAM Systems, Inc. (a)	25	7,343
Freshworks, Inc. - Class A (a)	109	1,961
		9,304
Hungary 0.5%
OTP Bank Plc	175	6,383
Philippines 0.5%
Ayala Land Inc.	1,531	1,035
Bank of the Philippine Islands	748	1,437
BDO Unibank, Inc.	1,217	3,108
		5,580
Iceland 0.4%
Marel hf (a) (b) (c)	917	5,389
Chile 0.4%
Banco de Chile	46,202	4,951
Switzerland 0.4%
LafargeHolcim Ltd.	98	4,784
Kazakhstan 0.3%
Kaspi.Kz, Ao - GDR (f)	82	4,065
Czech Republic 0.2%
Komercni Banka A/S	77	2,978
Bermuda 0.2%
Credicorp Ltd. (a)	15	2,595
Japan 0.2%
NEXON Co.,Ltd.	15	350
Tokyo Electron Ltd.	4	2,192
		2,542
Vietnam 0.1%
Taisun Int'l (Holding) Corp.	572	1,391
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	41	746
Sweden 0.0%
VNV Global AB (publ) (a)	41	218
United Arab Emirates 0.0%
Emaar Properties PJSC	83	134
NMC Health PLC (d)	119	—
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA - ADR (a) (d)	627	—
HeadHunter Group PLC - ADR (a) (d)	25	—
Mobile Telesystems PJSC - ADR (d)	101	—
Public Joint Stock Company Novatek - GDR (b) (d)	16	—
Public Joint Stock Society "Moscow Exchange MICEX-RTS" (a) (d)	5,235	—
Public Joint Stock Society "Sberbank of Russia" (a) (d)	544	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR (d)	2	—
Public Joint Stock Society Oil Company "Lukoil" - ADR (d)	47	—
TCS Group Holding PLC - GDR (b) (d)	71	—
Yandex N.V. - Class A (a) (d)	280	—
Total Common Stocks (cost $1,143,429)		1,163,867
PREFERRED STOCKS 1.1%
Brazil 0.7%
Banco Bradesco S.A. (a) (g)	1,555	7,251
Gerdau SA	145	938
		8,189
South Korea 0.4%
Samsung Electronics Co. Ltd., 1.00% (h)	103	5,372
Total Preferred Stocks (cost $11,799)		13,561
INVESTMENT COMPANIES 0.6%
United States of America 0.6%
iShares Core MSCI Emerging Markets ETF	128	7,086
Total Investment Companies (cost $6,931)		7,086
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.1%
JNL Government Money Market Fund, 0.01% (e) (i)	32,984	32,984
T. Rowe Price Government Reserve Fund, 0.29% (e) (i)	5,278	5,278
		38,262
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (e) (i)	930	930
Total Short Term Investments (cost $39,192)		39,192
Total Investments 99.5% (cost $1,201,351)		1,223,706
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 0.5%		6,063
Total Net Assets 100.0%		1,229,771

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $4,065 and 0.3% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Tegma Gestao Logistica SA	10,300	—	—	—	—	2,575	12,875	1.0
Union Auction Public Company Limited	8,646	—	—	—	—	(537)	8,109	0.7
Vasta Platform Limited - Class A	5,680	—	—	—	—	2,000	7,680	0.6
	24,626	—	—	—	—	4,038	28,664	2.3

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	07/07/20	3,405	5,381	0.4
Alibaba Group Holding Limited	04/28/20	13,571	7,976	0.6
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	908	728	0.1
Avenue Supermarts Limited	04/21/20	2,073	3,579	0.3
Baidu, Inc. - Class A	12/07/21	2,096	1,963	0.2
CSC Financial Co., Ltd. - Class H	05/22/20	1,792	1,309	0.1
ESR Cayman Limited	07/05/21	686	636	0.1
Ganfeng Lithium Co., Ltd. - Class H	05/11/21	1,559	1,586	0.1
Haidilao International Holding Ltd.	03/09/22	894	980	0.1
Hangzhou Tigermed Consulting Co., Ltd - Class H	02/09/21	895	517	—
Hapvida Participacoes E Investimentos Ltda	04/16/20	9,966	11,464	0.9
Marel hf	04/21/20	3,916	5,389	0.4
Meituan Dianping - Class B	10/20/21	4,807	3,266	0.3
Public Joint Stock Company Novatek	11/13/20	2,837	—	—
Remegen, Ltd. - Class H	11/25/21	265	120	—
SBI Life Insurance Company Limited	03/14/22	703	735	0.1
TCS Group Holding PLC	08/10/21	6,533	—	—
Tongcheng-Elong Holdings Limited	04/21/20	5,416	5,151	0.4
Tongdao Liepin Group	04/22/20	4,729	5,041	0.4
Vivo Energy PLC	05/18/21	2,772	3,303	0.3
Wizz Air Holdings PLC	04/16/20	4,519	5,356	0.4
WuXi AppTec Co., Ltd. - Class H	04/21/20	10,024	13,175	1.1
Wuxi Biologics Cayman Inc	09/11/20	315	292	—
		84,681	77,947	6.3

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	JPM	04/01/22	ZAR	(2,083)	(143)	1
USD/ZAR	GSC	04/04/22	ZAR	(2,105)	(144)	1
					(287)	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	225,663	938,204	—	1,163,867
Preferred Stocks	13,561	—	—	13,561
Investment Companies	7,086	—	—	7,086
Short Term Investments	39,192	—	—	39,192
	285,502	938,204	—	1,223,706
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	2	—	2
	—	2	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.1%
Japan 19.2%
Akatsuki Inc.	32	762
Anicom Holdings, Inc.	153	812
BayCurrent Consulting , Inc.	15	5,486
Bengo4.com, Inc. (a) (b)	81	2,583
Canon Marketing Japan Inc.	49	1,006
COLOPL, Inc.	277	1,442
Credit Saison Co. Ltd.	274	2,901
DaikyoNishikawa Corporation	141	621
Daiwabo Holdings Co., Ltd.	147	1,983
DMG Mori Co., Ltd.	173	2,352
Edion Corp. (b)	188	1,748
eGuarantee, Inc.	152	2,541
Exedy Corp.	51	663
Ga Technologies Co., Ltd. (a) (b)	149	1,643
GMO Payment Gateway, Inc.	38	3,897
Gulliver International Co. Ltd.	147	875
GungHo Online Entertainment, Inc.	72	1,538
HANWA Co., Ltd.	42	1,112
Healios K.K (a)	142	1,346
Hokkaido Electric Power Co., Inc. (b)	244	968
Hosiden Corporation.	85	803
Ichiyoshi Securities Co., Ltd.	249	1,261
Infomart Corporation	344	1,847
Inter Action Corporation	56	987
IRISO Electronics Co., Ltd. (b)	43	1,159
istyle Inc. (a) (b)	374	556
Japan Elevator Service Holdings Co.,Ltd.	169	2,188
JEOL Ltd.	99	5,465
JMDC Inc. (a)	53	2,942
Kamakura Shinsho, Ltd. (b)	309	1,592
KATITAS Co., Ltd.	165	4,560
Kawasaki Kisen Kaisha, Ltd. (b)	63	4,146
KH Neochem Co., Ltd.	73	1,650
Kintetsu World Express, Inc.	66	1,695
Kitanotatsujin Corporation	557	1,020
Kobe Bussan Co., Ltd.	102	3,149
Komeri Co.,Ltd.	48	1,028
K's Holdings Corporation	261	2,693
Locondo, Inc. (b)	109	995
MegaChips Corporation	202	6,219
Miraca Holdings Inc.	62	1,472
Mitsui OSK Lines Ltd. (b)	76	2,135
Money Forward, Inc. (a)	67	2,970
Net Protections Holdings, Inc. (a) (b)	274	1,567
Nihon M & A Center Inc.	357	5,010
Nippon Electric Glass Co. Ltd.	135	2,986
Nippon Television Holdings Inc.	171	1,786
NISHIMATSUYA CHAIN Co., Ltd.	111	1,433
Optex Group Co., Ltd.	103	1,458
Outsourcing Inc.	208	2,148
PLAID, Inc. (a) (b)	234	2,845
Raksul, Inc. (a)	187	4,567
Rakus Co.,Ltd.	194	2,625
Sansan, Inc. (a)	130	1,472
Seino Holdings Corp.	89	807
SHIFT, Inc. (a)	22	3,819
Shima Seiki Mfg., Ltd.	88	1,336
Shimamura Co. Ltd.	62	5,504
SKY Perfect JSAT Holdings Inc.	253	860
Sojitz Corp. (b)	356	5,867
Sumitomo Forestry Co. Ltd.	180	3,169
transcosmos inc.	47	1,240
Tsugami Corporation	345	3,716
Uzabase Inc. (a)	55	478
Wealthnavi Inc. (a) (b)	124	2,062
Yume No Machi Souzou Iinkai Co. Ltd. (a)	119	760
		146,326
Sweden 8.8%
Addtech AB - Class B	422	8,104
Avanza Bank Holding AB (b)	467	11,987
Bactiguard Holding AB - Class B (a) (b)	54	591
Cary Group Holding AB (a) (b)	448	3,838
CellaVision AB	24	804
Clas Ohlson Aktiebolag - Class B	88	1,004
Dometic Group AB (publ) (c)	383	3,303
Hemnet AB	199	3,001
HMS Networks AB	98	4,635
Nordnet AB	229	4,103
Paradox Interactive AB (publ) (b)	108	2,055
Sdiptech AB (publ) - Class B (a)	78	3,012
Sectra Aktiebolag - Class B (a)	149	2,293
SSAB AB - Class B	1,053	7,040
Storytel AB (publ) - Class B (a) (b)	63	607
Swedbank AB	359	4,546
Vitec Software Group AB (publ) - Class B	62	3,174
VNV Global AB (publ) (a)	230	1,226
Xvivo Perfusion Aktiebolag (a)	45	1,273
		66,596
Taiwan 8.5%
Airtac International Group	376	12,123
AmTran Technology Co., Ltd.	5,886	3,432
ASPEED Technology Inc.	116	13,146
Chicony Electronics Co. Ltd.	459	1,434
Chicony Power Technology Co., Ltd.	303	873
Chroma ATE Inc.	680	4,243
Giga-Byte Technology Co. Ltd.	1,303	5,861
Global Unichip Corp.	293	5,131
Kindom Construction Corp.	1,454	1,830
Macronix International Co., Ltd.	719	1,001
SerComm Corporation (d)	371	1,022
SIBON Electronics Co., Ltd.	333	3,011
Simplo Technology Co. Ltd.	473	5,124
Supreme Electronics Co., Ltd.	481	869
TCI Co., Ltd.	166	1,102
Universal Vision Biotechnology Co., Ltd.	317	3,089
WT Microelectronics Co., Ltd.	441	1,215
		64,506
Canada 7.8%
AGF Holdings Inc. - Class B	606	3,777
Artis Real Estate Investment Trust	257	2,690
CAE Inc. (a)	127	3,321
Canfor Corporation (a)	238	4,915
Cargojet Inc. (b)	27	4,152
Celestica Inc. (a)	103	1,227
Crescent Point Energy Corp.	443	3,214
Descartes Systems Group Inc. (a)	45	3,288
Docebo Canada Inc. (a)	123	6,353
FirstService Corporation	25	3,662
Interfor Corporation (a)	189	5,269
Kinaxis Inc. (a)	50	6,583
Parex Resources Inc.	226	4,636
Whitecap Resources Inc. (b)	792	6,563
		59,650
United Kingdom 7.2%
Airtel Africa PLC	1,188	2,162
Alpha FX Group PLC (a)	112	3,086
Baltic Classifieds Group PLC (a)	1,277	2,302
Computacenter PLC	65	2,480
Diploma PLC	108	3,745
Dixons Carphone PLC	656	782
Dotdigital Group PLC (a)	900	989
Endava PLC - Class A - ADR (a)	39	5,197
FD Technologies Public Limited Company (a)	107	2,718
Games Workshop Group PLC	35	3,310
Hotel Chocolat Group PLC (a)	252	1,492
Investec PLC	538	3,573
Just Group Plc	622	716
Keller Group PLC	114	1,258
Molten Ventures PLC (a)	224	2,302
Naked Wines PLC (a) (b)	374	1,750
Redde Northgate PLC	467	2,659
Royal Mail PLC	920	3,956
Secure Income REIT PLC (a)	125	743
Team17 Group Plc (a)	317	2,233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Victoria P.L.C. (a)	360	4,279
Wizz Air Holdings PLC (a) (c)	91	3,400
		55,132
Italy 4.8%
Banca IFIS S.p.A.	51	1,037
Brunello Cucinelli S.p.A.	137	7,978
Esprinet S.P.A	76	807
Interpump Group SpA	63	3,167
Reply S.p.A.	51	8,399
Stevanato Group Societa' Per Azioni (a)	340	6,836
Technogym S.p.A. (c)	311	2,455
Technoprobe S.p.A. (a)	336	2,489
Unipol Gruppo Finanziario S.P.A.	639	3,497
		36,665
Australia 4.8%
Cleanspace Holdings Limited (a)	895	686
Coronado Global Resources Inc. - CDI (c)	772	1,152
GrainCorp Limited - Class A	572	3,618
Growthpoint Properties Australia Trust	249	812
Harvey Norman Holdings Ltd.	784	3,126
Healius Limited	762	2,501
Iluka Resources Limited	676	5,665
JB Hi-Fi Limited	168	6,782
Metcash Limited	1,376	4,655
Netwealth Group Ltd.	254	2,820
New Hope Corp. Ltd. (b)	495	1,258
PEXA Group Limited (a) (b)	235	3,095
		36,170
South Korea 4.8%
BNK Financial Group Inc.	536	3,502
Cafe24 Corp. (a)	58	1,006
DGB Financial Group	265	2,039
Douzon Bizon Co. Ltd.	93	3,534
Genexine, Inc. (a)	14	527
Hanwha Corp.	87	2,245
Hyundai Marine & Fire Insurance Co.,Ltd.	102	2,683
JB Financial Group Co. Ltd.	152	1,056
Koh Young Technology Inc.	303	4,705
Korea Land Development Corp.	568	1,097
LG International Corp.	83	2,354
LS Corp.	37	1,588
Meritz Fire & Marine Insurance Co. Ltd.	62	2,438
Posco Daewoo Corp.	337	5,948
Silicon Works Co., Ltd.	12	1,438
		36,160
India 4.5%
Birlasoft Solutions Ltda	602	4,754
CESC Ltd	935	934
Computer Age Management Services Private Limited	58	1,785
Creditaccess Grameen Limited (a) (c)	166	1,858
Indian Energy Exchange Limited	938	2,777
Jindal Steel and Power Limited (a)	435	3,040
National Aluminium Co Ltd	3,823	6,117
Oil India Limited	474	1,492
Power Finance Corporation Limited	2,792	4,139
Syngene International Ltd. (a) (c)	443	3,492
WNS (Holdings) Limited - ADR (a)	43	3,667
		34,055
Germany 4.2%
Aumann AG (a) (c)	45	795
Aurubis AG	34	4,048
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	66	4,197
HORNBACH Holding AG & Co. KGaA	11	1,408
Hypoport SE - Class N (a)	15	5,817
Klockner & Co SE - Class N	143	1,938
Mensch und Maschine Software SE	35	2,186
New Work SE - Class N	13	2,630
Scout24 Holding GmbH (c)	71	4,071
Steico Se	23	2,343
Veganz Group AG (a) (c)	10	552
Wuestenrot & Wuerttembergische AG - Class N	102	2,055
		32,040
Switzerland 4.0%
ALSO Holding AG - Class N	6	1,369
Bachem Holding AG - Class N	7	3,686
Bossard Holding AG	13	2,968
Global Blue Group Holding AG (a) (b)	390	2,143
medmix AG	151	5,268
PolyPeptide Group AG (e)	57	4,537
Sensirion Holding AG (a) (c)	48	5,894
Siegfried Holding AG - Class N	4	3,446
u-blox Holding AG - Class N (a)	14	1,338
		30,649
Brazil 3.4%
CI&T Inc - Class A (a)	314	5,032
Companhia de Saneamento de Minas Gerais - Copasa MG (a)	684	1,967
Empreendimentos Pague Menos S.A (a)	1,058	2,162
Grupo SBF S/A (a)	542	2,871
JHS F PAR S/A	2,006	2,767
Magazine Luiza S.A.	3,242	4,669
Marfrig Global Foods S.A.	1,382	6,217
		25,685
Israel 2.9%
Bezeq Israeli Telecommunication Corp. Ltd.	504	867
Fiverr International Ltd (a) (b)	48	3,633
Maytronics Ltd.	426	8,322
Neogames S.A. (a)	83	1,284
Plus500 Ltd	124	2,301
ZIM Integrated Shipping Services Ltd	75	5,468
		21,875
Denmark 1.9%
ALK-Abello A/S - Class B (a)	346	7,685
Royal Unibrew A/S	52	4,868
Scandinavian Tobacco Group A/S (c)	69	1,484
		14,037
Netherlands 1.2%
ASR Nederland N.V.	130	6,066
BE Semiconductor Industries N.V.	36	3,075
		9,141
France 1.2%
Derichebourg	131	1,364
ESI Group (a)	18	1,374
Fnac Darty	25	1,255
SOITEC (a)	22	4,106
Television Francaise 1 (b)	95	924
		9,023
Singapore 1.1%
BW LPG PTE. LTD.	211	1,443
First Resources Limited	548	830
Golden Agri-Resources Ltd.	5,759	1,292
Hutchison Port Holdings Trust	3,294	804
TDCX Inc. - Class A - ADR (a)	206	2,500
Yanlord Land Group Limited	1,991	1,814
		8,683
China 1.1%
Angel Yeast Co., Ltd. - Class A (a)	486	3,176
Huaxin Cement Co., Ltd. - Class H	1,779	3,083
Yangzijiang Shipbuilding (Holdings) Ltd.	1,964	2,212
		8,471
Finland 0.9%
Harvia Oyj (b)	83	3,339
Qt Group Oyj (a)	26	3,678
		7,017
Indonesia 0.8%
PT Erajaya Swasembada Tbk	24,082	970
PT Indo Tambangraya Megah Tbk	1,425	2,835
PT Tambang Batubara Bukit Asam Tbk	10,414	2,389
		6,194
Thailand 0.8%
AP (Thailand) Public Company Limited	5,258	1,737
Sansiri Public Company Limited	44,108	1,613
Sri Trang Agro-Industry Public Company Limited	1,117	880

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Supalai Public Company Limited	2,439	1,591
		5,821
Norway 0.6%
Elkem ASA (c)	183	783
Eurizon Opportunita	153	982
Golden Ocean Group Limited (a)	250	3,100
		4,865
Hong Kong 0.6%
Hypebeast Limited (a)	6,142	616
Johnson Electric Holdings Limited	1,246	1,721
Kerry Properties Ltd.	898	2,524
		4,861
Mexico 0.6%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	228	4,152
Vietnam 0.5%
FPT Corporation	869	4,065
Spain 0.4%
Fluidra S.A.	113	3,252
Ireland 0.4%
Keywords Studios PLC (a)	89	3,084
Turkey 0.4%
Haci Omer Sabanci Holding A.S. - Class A	1,463	1,747
Turk Traktor - Class A	64	1,020
		2,767
United States of America 0.3%
Burford Capital Limited - Class C (a)	213	1,944
Cellectis - ADR (a)	99	449
		2,393
Belgium 0.3%
Biocartis Group (a) (b) (c)	120	289
Melexis	21	1,898
		2,187
United Arab Emirates 0.1%
Emaar Development LLC (a)	630	763
New Zealand 0.0%
Volpara Health Technologies Limited (a)	119	78
Russian Federation 0.0%
Cian PLC - ADR (a) (f)	267	—
HeadHunter Group PLC - ADR (a) (f)	44	—
Total Common Stocks (cost $805,171)		746,363
PREFERRED STOCKS 0.4%
Brazil 0.2%
Companhia Paranaense de Energia Copel - Class B	993	1,586
Germany 0.2%
Dragerwerk AG & Co. KGaA (g)	19	1,034
Total Preferred Stocks (cost $2,710)		2,620
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (b)	2	310
Total Investment Companies (cost $310)		310
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (h) (i)	8,674	8,674
Total Short Term Investments (cost $8,674)		8,674
Total Investments 99.6% (cost $816,865)		757,967
Other Assets and Liabilities, Net 0.4%		3,145
Total Net Assets 100.0%		761,112

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $4,537 and 0.6% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/16/21	762	795	0.1
Biocartis Group	04/15/21	656	289	—
Coronado Global Resources Inc.	03/15/22	1,078	1,152	0.2
Creditaccess Grameen Limited	12/09/21	1,346	1,858	0.2
Dometic Group AB (publ)	05/25/21	6,144	3,303	0.4
Elkem ASA	03/15/22	660	783	0.1
Scandinavian Tobacco Group A/S	06/18/19	1,230	1,484	0.2
Scout24 Holding GmbH	01/03/22	4,825	4,071	0.5
Sensirion Holding AG	04/16/21	3,487	5,894	0.8
Syngene International Ltd.	01/21/19	1,731	3,492	0.5
Technogym S.p.A.	08/13/18	2,710	2,455	0.3
Veganz Group AG	11/04/21	993	552	0.1
Wizz Air Holdings PLC	10/07/20	4,838	3,400	0.5
		30,460	29,528	3.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	131,432	614,931	—	746,363
Preferred Stocks	2,620	—	—	2,620
Investment Companies	310	—	—	310
Short Term Investments	8,674	—	—	8,674
	143,036	614,931	—	757,967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 94.4%
Industrials 16.9%
3M Company	35	5,173
Aerojet Rocketdyne Holdings, Inc. (a)	133	5,243
AGCO Corporation	48	7,053
Alaska Air Group, Inc. (a)	110	6,398
AMETEK, Inc.	136	18,179
APi Group Corporation (a)	383	8,063
ATS Automation Tooling Systems Inc. (a)	124	4,490
Clarivate PLC (a)	674	11,310
CoStar Group, Inc. (a)	136	9,092
Fortive Corporation	274	16,695
Generac Holdings Inc. (a)	52	15,309
Graco Inc.	109	7,602
Hubbell Inc.	35	6,469
IDEX Corporation	54	10,258
JB Hunt Transport Services Inc. (a)	21	4,247
Landstar System Inc. (a)	28	4,253
Lincoln Electric Holdings Inc. (a)	31	4,272
Lindsay Corp.	6	879
ManpowerGroup Inc.	43	4,067
Masonite International Corporation (a)	67	5,986
Middleby Corp. (a)	34	5,607
Mueller Water Products Inc. - Class A	411	5,305
Nordson Corp. (a)	43	9,651
Oshkosh Corp.	39	3,875
Owens Corning Inc.	46	4,218
Parker-Hannifin Corporation	21	5,931
RBC Bearings Incorporated (a)	19	3,645
Regal-Beloit Corp.	68	10,055
Republic Services Inc.	33	4,412
Resideo Technologies, Inc. (a)	293	6,977
Rockwell Automation Inc.	41	11,481
Teledyne Technologies Inc. (a)	11	5,152
Textron Inc.	106	7,914
Toro Co.	196	16,756
United Rentals Inc. (a)	12	4,263
US Ecology Parent, Inc. (a)	55	2,611
Verisk Analytics, Inc. (a)	42	9,014
Vertiv Holdings, LLC - Class A	400	5,600
Werner Enterprises Inc. (a)	20	800
WillScot Mobile Mini Holdings Corp. - Class A (a)	282	11,023
Xylem Inc.	31	2,681
Zurn Water Solutions Corporation	131	4,634
		296,643
Health Care 15.9%
Abcam PLC - ADR (a)	122	2,232
Align Technology, Inc. (a)	26	11,118
Avantor, Inc. (a)	207	7,011
Baxter International Inc.	231	17,935
Bio-Rad Laboratories, Inc. - Class A (a)	12	6,477
Bio-Techne Corporation (a)	34	14,767
Bioventus Inc. - Class A (a)	55	769
Catalent Inc. (a)	113	12,476
Cerner Corp. (a)	9	862
Cooper Cos. Inc.	36	15,158
Definitive Healthcare Corp. - Class A (a)	122	3,007
Dentsply Sirona Inc.	348	17,115
DexCom Inc. (a)	7	3,581
Edwards Lifesciences Corporation (a)	147	17,364
Horizon Therapeutics Public Limited Company (a)	52	5,429
Icon Public Limited Company (a)	14	3,356
ICU Medical, Inc. (a)	24	5,259
Integra LifeSciences Holdings Corp. (a)	132	8,514
Intersect ENT, Inc. (a)	32	885
Maravai LifeSciences Holdings, Inc. - Class A (a)	295	10,419
Masimo Corp. (a)	40	5,749
Molina Healthcare, Inc. (a)	25	8,265
NuVasive Inc. (a)	16	928
Quest Diagnostics Incorporated	47	6,405
Smith & Nephew PLC - ADR	454	14,491
Steris Limited	52	12,451
Syneos Health, Inc. - Class A (a)	90	7,302
Tandem Diabetes Care Inc. (a)	73	8,547
Universal Health Services Inc. - Class B	77	11,179
Veeva Systems Inc. - Class A (a)	45	9,561
Waters Corp. (a)	48	14,899
Zimmer Biomet Holdings, Inc.	118	15,155
		278,666
Information Technology 13.7%
Akamai Technologies, Inc. (a)	81	9,671
Amphenol Corporation - Class A	89	6,664
Anaplan, Inc. (a)	96	6,277
Asana, Inc. - Class A (a)	226	9,053
Aspen Technology, Inc. (a)	23	3,837
Autodesk, Inc. (a)	13	2,701
Black Knight, Inc. (a)	91	5,265
CDW Corp. (a)	29	5,206
DocuSign, Inc. (a)	8	868
DXC Technology Company (a)	145	4,731
Flex Ltd. (a)	367	6,808
Genpact Limited	145	6,309
Global Payments Inc.	43	5,816
Hewlett Packard Enterprise Company	283	4,727
Keysight Technologies, Inc. (a)	38	5,987
Leidos Holdings Inc.	62	6,665
Marvell Technology, Inc.	90	6,461
MAXIMUS Inc.	87	6,513
MKS Instruments, Inc. (a)	26	3,825
Momentive Global Inc. (a)	210	3,416
Motorola Solutions Inc.	15	3,706
NCR Corporation (a)	137	5,506
Nutanix, Inc. - Class A (a)	271	7,268
Okta, Inc. - Class A (a)	57	8,529
On Semiconductor Corporation (a)	91	5,704
Palo Alto Networks, Inc. (a)	26	15,874
Pure Storage, Inc. - Class A (a)	385	13,594
SailPoint Technologies Holdings, Inc. (a)	82	4,197
Smartsheet Inc. - Class A (a)	88	4,821
SolarEdge Technologies Ltd. (a)	12	3,804
Splunk Inc. (a)	27	4,072
Synopsys Inc. (a)	26	8,498
Workday, Inc. - Class A (a)	64	15,397
Workiva Inc. - Class A (a)	50	5,947
Zendesk, Inc. (a)	90	10,826
Zscaler, Inc. (a)	51	12,185
		240,728
Financials 13.4%
Alleghany Corporation (a)	26	21,944
American Financial Group, Inc.	56	8,126
Arch Capital Group Ltd. (a)	168	8,135
Arthur J Gallagher & Co.	98	17,111
Blue Owl Capital Inc. - Class A	138	1,750
Cullen/Frost Bankers Inc.	42	5,744
Everest Re Group, Ltd.	110	32,987
Fifth Third Bancorp (a)	113	4,864
First Republic Bank	36	5,836
Huntington Bancshares Incorporated (a)	353	5,155
Independent Bank Corp. (a)	11	885
Northern Trust Corp.	172	20,058
Old Republic International Corp.	83	2,151
Progressive Corp.	51	5,813
Prosperity Bancshares Inc.	158	11,024
Reinsurance Group of America, Incorporated	31	3,375
SVB Financial Group (a)	15	8,112
The Bank of New York Mellon Corporation	125	6,226
The Hartford Financial Services Group, Inc.	165	11,855
The Travelers Companies, Inc.	85	15,548
TowneBank (a)	52	1,548
Tradeweb Markets Inc. - Class A (a)	120	10,544
UMB Financial Corp. (a)	27	2,600
Valley National Bancorp (a)	182	2,370
W. R. Berkley Corporation	119	7,941
Western Alliance Bancorp	76	6,327
Zions Bancorp	127	8,359
		236,388

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Consumer Staples 10.4%
Archer-Daniels-Midland Company	63	5,704
Beiersdorf Aktiengesellschaft - ADR	830	17,426
Boston Beer Co. Inc. - Class A (a)	14	5,244
Calavo Growers Inc. (a)	61	2,235
Cal-Maine Foods Inc. (a)	166	9,176
Casey's General Stores Inc. (a)	36	7,213
Church & Dwight Co. Inc.	44	4,323
Coty Inc. - Class A (a)	600	5,394
Freshpet Inc. (a)	112	11,496
Henkel AG & Co. KGaA - ADR	204	3,446
Henkel AG & Co. KGaA - ADR	313	5,088
Hershey Co.	30	6,553
Hormel Foods Corp.	162	8,349
JM Smucker Co.	83	11,307
Kimberly-Clark Corporation	125	15,450
Lamb Weston Holdings Inc.	105	6,291
McCormick & Company, Incorporated	118	11,776
Mission Produce, Inc. (a)	101	1,280
Performance Food Group, Inc. (a)	183	9,311
Sanderson Farms Inc. (a)	24	4,492
Sysco Corp.	101	8,271
The Clorox Company	118	16,422
Tyson Foods Inc. - Class A	77	6,946
		183,193
Consumer Discretionary 7.1%
Advance Auto Parts, Inc.	78	16,246
Aptiv PLC (a)	106	12,761
Bloomin' Brands, Inc. (a)	214	4,691
BorgWarner Inc.	180	7,002
Carvana Co. - Class A (a)	22	2,577
Chewy, Inc. - Class A (a) (b)	43	1,733
Hasbro, Inc. (a)	69	5,612
Hilton Worldwide Holdings Inc. (a)	37	5,645
Leslie's, Inc. (a)	501	9,699
Newell Brands Inc.	234	5,021
Petco Health And Wellness Company, Inc. - Class A (a)	152	2,980
Planet Fitness, Inc. - Class A (a)	78	6,589
Ross Stores Inc. (a)	88	7,954
Service Corp. International	41	2,699
Six Flags Operations Inc.	63	2,740
Terminix Global Holdings, Inc. (a)	105	4,791
Tractor Supply Co. (a)	33	7,701
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17	6,571
VF Corp.	75	4,290
Yum! Brands, Inc.	65	7,704
		125,006
Materials 5.3%
AptarGroup, Inc.	142	16,755
Ashland Global Holdings Inc.	79	7,745
Avery Dennison Corporation	35	6,037
Ball Corporation	54	4,896
Corteva, Inc.	91	5,251
GCP Applied Technologies Inc. (a)	323	10,146
International Flavors & Fragrances Inc.	30	3,966
Packaging Corporation of America	56	8,664
Reliance Steel & Aluminum Co.	34	6,179
RPM International Inc.	45	3,697
Sensient Technologies Corporation	51	4,265
Steel Dynamics Inc. (a)	80	6,699
Westlake Chemical Corporation	69	8,478
		92,778
Real Estate 5.2%
Alexandria Real Estate Equities, Inc.	68	13,665
American Homes 4 Rent - Class A	135	5,388
Americold Realty Trust	109	3,042
Camden Property Trust	32	5,318
Cousins Properties Incorporated	128	5,159
Duke Realty Corp.	38	2,195
Equity Commonwealth (a)	652	18,383
Equity Lifestyle Properties, Inc.	70	5,354
Healthcare Realty Trust Inc.	427	11,736
Lamar Advertising Co. - Class A (a)	55	6,367
National Retail Properties, Inc.	138	6,184
Starwood Property Trust, Inc.	200	4,824
Sun Communities Inc.	25	4,295
		91,910
Utilities 3.2%
Alliant Energy Corporation (a)	110	6,885
Ameren Corporation	68	6,385
Avista Corporation	175	7,922
California Water Service Group	34	2,037
DTE Energy Company	24	3,107
Essential Utilities, Inc.	25	1,276
Eversource Energy	56	4,974
Pennon Group PLC - ADR	26	739
SJW Corp.	141	9,826
United Utilities Group PLC - ADR	210	6,164
Xcel Energy Inc. (a)	95	6,892
		56,207
Energy 2.1%
Coterra Energy Inc	307	8,272
Devon Energy Corporation	110	6,510
Pioneer Natural Resources Co.	48	12,026
Valero Energy Corporation	94	9,550
		36,358
Communication Services 1.2%
Endeavor Group Holdings, Inc. - Class A (a)	111	3,271
Expedia Group, Inc. (a)	35	6,868
Live Nation Entertainment, Inc. (a)	91	10,643
		20,782
Total Common Stocks (cost $1,385,963)		1,658,659
PREFERRED STOCKS 1.2%
Financials 0.5%
MetLife, Inc., 5.63%, (25, 06/15/23) (b) (c)	65	1,674
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (c)	63	1,498
U.S. Bancorp, 3.50%, (100, 05/12/22) (b) (c)	275	5,545
		8,717
Utilities 0.4%
Essential Utilities, Inc., 6.00%, 04/30/22 (d)	118	7,246
Health Care 0.3%
Becton, Dickinson and Company, 6.00%, 06/01/23 (b) (d)	82	4,310
Total Preferred Stocks (cost $20,682)		20,273
INVESTMENT COMPANIES 0.2%
iShares Russell Mid-Cap Value ETF	35	4,187
Total Investment Companies (cost $4,121)		4,187
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund, 0.01% (e) (f)	69,373	69,373
Total Short Term Investments (cost $69,373)		69,373
Total Investments 99.8% (cost $1,480,139)		1,752,492
Other Assets and Liabilities, Net 0.2%		3,964
Total Net Assets 100.0%		1,756,456

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,658,659	—	—	1,658,659
Preferred Stocks	20,273	—	—	20,273
Investment Companies	4,187	—	—	4,187
Short Term Investments	69,373	—	—	69,373
	1,752,492	—	—	1,752,492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.9%
Information Technology 27.8%
908 Devices Inc. (a) (b)	155	2,946
ACI Worldwide, Inc. (a)	608	19,136
Advanced Energy Industries, Inc. (a)	109	9,364
Akoustis Technologies, Inc. (a) (b)	512	3,330
Ambarella Inc. (a)	60	6,285
Anaplan, Inc. (a)	138	8,952
Aspen Technology, Inc. (a)	114	18,779
Avalara, Inc. (a)	195	19,414
Avaya Holdings Corp. (a)	1,090	13,815
Bentley Systems, Incorporated - Class B (a)	304	13,424
Bill.Com Holdings Inc. (a)	164	37,185
Blackline, Inc. (a)	326	23,920
Brooks Automation Inc. (a)	231	19,151
Clearwater Analytics Holdings, Inc. - Class A (a)	509	10,695
Copperleaf Technologies Inc. (a) (b)	653	8,460
Coupa Software Incorporated (a)	26	2,663
Datto Holding Corp. (a) (b)	163	4,352
Digital Turbine USA, Inc. (a)	852	37,313
DigitalOcean Holdings, Inc. (a)	77	4,434
Domo Inc. - Class B (a)	71	3,572
Duck Creek Technologies, Inc. (a)	1,030	22,773
Dynatrace Holdings LLC (a)	278	13,109
Enphase Energy, Inc. (a)	98	19,741
Entegris, Inc. (a)	71	9,276
Euronet Worldwide Inc. (a)	197	25,658
Fair Isaac Corporation (a)	26	12,103
Five9 Inc. (a)	136	15,010
Flywire Corporation (a)	30	929
Globant S.A. (a)	23	5,965
Harmonic, Inc. (a)	310	2,884
Impinj, Inc. (a)	44	2,779
Jack Henry & Associates Inc. (a)	64	12,656
JAMF Holding Corp. (a) (b)	120	4,182
Kulicke & Soffa Industries Inc. (a) (b)	281	15,760
Lattice Semiconductor Corp. (a)	167	10,208
LivePerson, Inc. (a)	202	4,931
MACOM Technology Solutions Holdings, Inc. (a)	422	25,221
MKS Instruments, Inc. (a)	61	9,171
Monolithic Power Systems Inc. (a)	15	7,384
nCino, Inc. (a)	306	12,528
NVE Corp. (a)	33	1,816
Olo Inc. - Class A (a)	435	5,764
OSI Systems Inc. (a)	55	4,700
Paya Holdings Inc. - Class A (a)	234	1,373
Paycom Software, Inc. (a)	40	13,917
Paylocity Holding Corporation (a)	41	8,455
Paymentus Holdings, Inc. - Class A (a) (b)	95	2,001
Power Integrations Inc. (a)	100	9,270
Procore Technologies, Inc. (a)	78	4,500
PROS Holdings, Inc. (a)	147	4,909
Q2 Holdings, Inc. (a)	82	5,071
RingCentral, Inc. - Class A (a)	40	4,742
Science Applications International Corp.	88	8,098
Semtech Corp. (a)	114	7,928
Shift4 Payments, LLC - Class A (a)	235	14,533
ShotSpotter, Inc. (a)	57	1,588
Silicon Laboratories Inc. (a)	24	3,606
Silicon Motion, Inc. - ADR (a)	61	4,053
Sitime Corporation (a)	24	6,069
Smartsheet Inc. - Class A (a)	261	14,338
Sprout Social, Inc. - Class A (a)	120	9,626
SPS Commerce, Inc. (a)	249	32,665
Stratasys, Inc. (a)	212	5,374
Telos Corporation (a)	162	1,613
Tenable Holdings, Inc. (a)	49	2,855
Tyler Technologies Inc. (a)	30	13,574
Upland Software, Inc. (a)	284	5,001
Varonis Systems, Inc. (a)	646	30,736
Wex, Inc. (a)	60	10,633
WNS (Holdings) Limited - ADR (a)	188	16,138
Workiva Inc. - Class A (a)	37	4,347
Zendesk, Inc. (a)	35	4,232
Zeta Global Holdings Corp. - Class A (a) (b)	636	8,108
		771,091
Health Care 21.1%
1Life Healthcare, Inc. (a)	278	3,081
Acadia Healthcare Company, Inc. (a)	80	5,267
AdaptHealth, LLC - Class A (a)	325	5,210
Aerie Pharmaceuticals, Inc. (a) (b)	554	5,046
Affimed N.V. (a)	1,051	4,594
Apellis Pharmaceuticals, Inc. (a)	130	6,624
Arcturus Therapeutics Holdings Inc. (a) (b)	43	1,167
Arcus Biosciences, Inc. (a)	43	1,360
Arrowhead Pharmaceuticals Inc (a)	93	4,269
AtriCure, Inc. (a)	189	12,452
Avantor, Inc. (a)	240	8,122
Axonics Modulation Technologies, Inc. (a)	47	2,922
Axsome Therapeutics, Inc. (a) (b)	85	3,526
Beam Therapeutics Inc. (a)	139	7,955
Bicycle Therapeutics PLC - ADR (a)	41	1,786
BioCryst Pharmaceuticals, Inc. (a)	945	15,367
Biohaven Pharmaceutical Holding Company Ltd. (a)	37	4,434
BioLife Solutions, Inc. (a)	169	3,832
Biomerica, Inc. (a) (b) (c)	647	2,891
Blueprint Medicines Corporation (a)	37	2,347
Bridgebio Pharma, Inc. (a) (b)	213	2,164
Caribou Biosciences, Inc. (a)	115	1,058
Castle Biosciences, Inc. (a)	228	10,230
Charles River Laboratories International Inc. (a)	11	3,135
Codexis, Inc. (a)	342	7,062
Compass Pathways PLC - ADR (a) (b)	80	1,035
Conmed Corp. (a)	51	7,547
Cooper Cos. Inc.	21	8,594
CRISPR Therapeutics AG (a)	27	1,685
Cryoport, Inc. (a)	348	12,151
CytoSorbents Corporation (a) (b)	489	1,559
Definitive Healthcare Corp. - Class A (a)	184	4,540
Dermtech Operations, Inc. (a) (b)	93	1,372
Elanco Animal Health (a)	263	6,864
Enanta Pharmaceuticals, Inc. (a)	21	1,476
Envista Holdings Corporation (a)	167	8,111
Equillium, Inc. (a) (b)	287	904
Evolent Health, Inc. - Class A (a)	1,168	37,736
Fate Therapeutics, Inc. (a)	207	8,033
Globus Medical Inc. - Class A (a)	144	10,658
Harvard Bioscience Inc. (a)	289	1,798
Health Catalyst, Inc. (a)	483	12,591
HealthEquity, Inc. (a)	334	22,570
Horizon Therapeutics Public Limited Company (a)	87	9,201
iCAD, Inc. (a)	1,007	4,492
ImmunoGen, Inc. (a)	348	1,655
InMode Ltd (a)	138	5,105
Insmed Inc. (a)	290	6,803
Inspire Medical Systems Inc. (a)	29	7,503
Intellia Therapeutics, Inc. (a)	69	5,007
Intra-Cellular Therapies, Inc. (a)	218	13,329
Iovance Biotherapeutics Inc. (a)	119	1,979
Jazz Pharmaceuticals Public Limited Company (a)	74	11,482
Karuna Therapeutics, Inc. (a)	30	3,846
Kezar Life Sciences, Inc. (a)	135	2,243
Kiniksa Pharmaceuticals Ltd. - Class A (a)	120	1,195
LHC Group, Inc. (a)	55	9,271
Ligand Pharmaceuticals Incorporated (a)	3	355
LivaNova PLC (a)	31	2,569
Mesa Laboratories, Inc. (a)	33	8,304
Mirati Therapeutics, Inc. (a)	19	1,530
NanoString Technologies, Inc. (a)	156	5,438
Natera, Inc. (a)	154	6,263
National Research Corp. (a)	168	6,675
Neogenomics Laboratories, Inc. (a)	83	1,010
Nevro Corp. (a)	43	3,080
NuVasive Inc. (a)	163	9,235
Olink Holding AB (Publ) - ADR (a) (b)	160	2,819
Opthea Limited - ADR (a)	137	841
Organogenesis Holdings Inc. - Class A (a)	812	6,187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Orthopediatrics Corp. (a)	86	4,665
Pacific Biosciences of California, Inc. (a) (b)	455	4,137
Penumbra, Inc. (a)	20	4,500
Pliant Therapeutics, Inc. (a) (b)	124	869
Prothena Corporation Public Limited Company (a)	46	1,678
Quanterix Corporation (a)	369	10,771
Renalytix PLC - ADR (a) (b)	195	1,352
Repligen Corporation (a)	23	4,418
Rocket Pharmaceuticals, Ltd. (a)	137	2,177
Rubius Therapeutics, Inc. (a) (b)	266	1,466
Scholar Rock Holding Corporation (a) (b)	129	1,660
Semler Scientific, Inc. (a)	13	648
Shockwave Medical, Inc. (a)	85	17,499
SI-BONE, Inc. (a)	178	4,016
Silk Road Medical, Inc. (a)	315	12,988
Springworks Therapeutics, Inc. (a)	66	3,732
Symbion, Inc. (a)	305	16,764
Tandem Diabetes Care Inc. (a)	123	14,325
Tenet Healthcare Corporation (a)	59	5,094
U. S. Physical Therapy, Inc.	92	9,108
Ultragenyx Pharmaceutical Inc. (a)	54	3,922
Veracyte, Inc. (a)	603	16,625
Vericel Corporation (a)	162	6,173
West Pharmaceutical Services Inc.	48	19,792
Xencor, Inc. (a)	74	1,980
Xenon Pharmaceuticals Inc. (a)	52	1,590
		584,491
Industrials 16.9%
AAON, Inc. (a)	258	14,389
Acacia Research Corporation (a)	713	3,214
Advanced Drainage Systems, Inc.	66	7,882
Alta Equipment Group Inc. - Class A (a)	451	5,571
Ameresco, Inc. - Class A (a)	55	4,408
Archer Aviation Inc. - Class A (a) (b)	78	375
Array Tech, Inc. (a)	1,667	18,784
Axone Intelligence Inc. (a)	186	25,502
Azek Company Inc - Class A (a)	78	1,937
Builders FirstSource, Inc. (a)	144	9,306
Casella Waste Systems Inc. - Class A (a)	55	4,794
Chart Industries, Inc. (a)	190	32,684
Columbus Mckinnon Corp. (a)	148	6,265
Copart Inc. (a)	107	13,393
CoStar Group, Inc. (a)	180	12,004
Enovix Operations Inc. (a) (b)	211	3,012
Evoqua Water Technologies Corp. (a)	452	21,246
HEICO Corp. - Class A	217	27,477
Herc Holdings Inc.	21	3,450
Hudson Technologies Inc. (a)	634	3,939
John Bean Technologies Corp.	97	11,408
Kornit Digital Ltd. (a)	476	39,337
Lawson Products Inc. (a)	33	1,261
Luxfer Holdings PLC	143	2,403
Mercury Systems Inc. (a)	132	8,515
Middleby Corp. (a)	42	6,838
Old Dominion Freight Line Inc. (a)	77	23,003
Omega Flex Inc. (a)	54	7,029
RBC Bearings Incorporated (a)	9	1,789
Regal-Beloit Corp.	33	4,954
Rush Enterprises Inc. - Class A (a)	59	2,982
Saia, Inc. (a)	74	18,078
Simpson Manufacturing Co. Inc.	31	3,425
SiteOne Landscape Supply, Inc. (a)	123	19,898
Teledyne Technologies Inc. (a)	38	17,913
Tetra Tech, Inc. (a)	65	10,738
Timken Co.	138	8,385
TransUnion	107	11,023
Trex Company, Inc. (a)	44	2,894
UFP Industries, Inc. (a)	130	10,044
Verisk Analytics, Inc. (a)	48	10,237
Vicor Corp. (a)	57	3,993
WillScot Mobile Mini Holdings Corp. - Class A (a)	514	20,095
Zurn Water Solutions Corporation	119	4,211
		470,085
Consumer Discretionary 11.9%
Acushnet Holdings Corp.	112	4,511
Boot Barn Holdings, Inc. (a)	121	11,463
Bright Horizons Family Solutions Inc. (a)	37	4,937
Callaway Golf Co. (a)	558	13,071
Chegg, Inc. (a)	619	22,464
Churchill Downs Inc. (a)	47	10,426
CLARUS Corporation (a)	331	7,549
Dream Finders Homes, Inc. - Class A (a) (b)	323	5,511
ETSY, Inc. (a)	80	9,933
First Watch Restaurant Group, Inc. (a) (b)	126	1,646
Five Below, Inc. (a)	38	5,971
Fox Factory Holding Corp. (a)	323	31,623
Gentherm Incorporated (a)	91	6,659
Helen of Troy Ltd (a)	44	8,635
Houghton Mifflin Harcourt Company (a)	85	1,776
Hyatt Hotels Corp. - Class A (a)	65	6,206
Life Time Group Holdings, Inc. (a) (b)	276	4,014
Liquidity Services, Inc. (a)	208	3,553
Lithia Motors Inc. - Class A	16	4,797
Marriott Vacations Worldwide Corporation	58	9,070
Mattel, Inc. (a)	317	7,037
Motorcar Parts of America Inc. (a)	154	2,747
Ollie's Bargain Outlet Holdings Inc. (a)	476	20,445
OneSpaWorld Holdings Limited (a) (b)	208	2,122
Overstock.com Inc. (a) (b)	76	3,350
Papa John's International Inc. (a)	35	3,651
Planet Fitness, Inc. - Class A (a)	307	25,948
Porch Group Inc - Class A (a) (b)	1,985	13,784
Portillo's Inc. - Class A (a) (b)	74	1,830
PROG Holdings, Inc. (a)	52	1,490
Revolve Group - Class A (a)	147	7,873
Seaworld Entertainment, Inc. (a)	63	4,705
Stoneridge, Inc. (a)	208	4,316
Texas Roadhouse Inc. - Class A (a)	161	13,499
The Lovesac Company (a)	87	4,698
Thredup Inc. - Class A (a) (b)	272	2,091
TopBuild Corp. (a)	30	5,414
Wingstop Inc. (a)	147	17,213
YETI Holdings, Inc. (a)	240	14,415
		330,443
Financials 8.8%
Customers Bancorp, Inc. (a)	71	3,705
FactSet Research Systems Inc.	57	24,706
Focus Financial Partners Inc. - Class A (a)	308	14,074
Goosehead Insurance, Inc. - Class A (a)	65	5,117
Grid Dynamics Holdings, Inc. - Class A (a)	112	1,582
Hagerty, Inc. - Class A (a) (b)	463	4,994
Interactive Brokers Group, Inc. - Class A (a)	251	16,518
James River Group, Inc. (a)	93	2,291
LendingTree, Inc. (a)	119	14,208
LPL Financial Holdings Inc. (a)	42	7,749
MarketAxess Holdings Inc. (a)	55	18,655
Morningstar Inc. (a)	75	20,420
Oportun Financial Corporation (a)	194	2,780
PacWest Bancorp (a)	81	3,484
Pinnacle Financial Partners, Inc. (a)	79	7,251
Primerica, Inc.	53	7,310
Ryan Specialty Group Holdings, Inc. - Class A (a)	1,160	44,996
ServisFirst Bancshares, Inc.	229	21,813
Silvergate Capital Corporation - Class A (a)	22	3,313
The PRA Group, Inc. (a)	77	3,478
Victory Capital Holdings, Inc. - Class A (a)	90	2,613
Walker & Dunlop, Inc.	32	4,104
Western Alliance Bancorp	62	5,099
Wintrust Financial Corporation	49	4,509
		244,769
Communication Services 4.9%
Auto Trader Group PLC	3,072	25,565
Autohome Inc. - Class A - ADR	418	12,713
Bumble Inc. - Class A (a)	158	4,584
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	399	3,189
EverQuote, Inc. - Class A (a)	90	1,457

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Genius Sports Limited (a) (b)	415	1,907
Gray Television, Inc.	77	1,693
IAC/Interactive Corp. (a)	34	3,427
Magnite, Inc. (a)	2,664	35,196
Mediaalpha, Inc. - Class A (a)	612	10,121
Rightmove PLC	3,287	27,219
Rightmove PLC - ADR	371	6,135
Ziprecruiter, Inc. - Class A (a)	157	3,612
		136,818
Consumer Staples 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	81	5,448
Casey's General Stores Inc. (a)	51	10,123
E.L.F. Beauty, Inc. (a)	256	6,602
Freshpet Inc. (a)	124	12,758
Grocery Outlet Holding Corp. (a)	246	8,055
Lamb Weston Holdings Inc.	114	6,828
Performance Food Group, Inc. (a)	218	11,096
PriceSmart Inc. (a)	51	4,060
The Beauty Health Company - Class A (a)	354	5,982
The Chefs' Warehouse, Inc. (a)	254	8,281
The Simply Good Foods Company (a)	197	7,472
The Vita Coco Company, Inc. (a) (b)	980	8,784
		95,489
Materials 1.2%
Avient Corporation	260	12,490
Ingevity Corporation (a)	112	7,171
Materion Corp.	54	4,604
Neo Performance Materials Inc.	222	2,702
Summit Materials, Inc. - Class A (a)	168	5,225
		32,192
Real Estate 1.1%
Innovative Industrial Properties, Inc.	27	5,608
National Storage Affiliates Trust	140	8,813
Newmark Group, Inc. - Class A (a)	109	1,731
Rexford Industrial Realty, Inc.	173	12,915
		29,067
Energy 0.8%
Diamondback Energy, Inc.	56	7,701
Matador Resources Co.	208	11,041
Ranger Oil Corporation - Class A (a)	116	4,018
		22,760
Total Common Stocks (cost $2,680,440)		2,717,205
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (d)	491	304
Total Rights (cost $0)		304
WARRANTS 0.0%
Executive Network Partnering Corporation (a)	41	13
Total Warrants (cost $40)		13
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.4%
JNL Government Money Market Fund, 0.01% (c) (e)	94,676	94,676
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 0.23% (c) (e)	41,221	41,221
Total Short Term Investments (cost $135,897)		135,897
Total Investments 102.8% (cost $2,816,377)		2,853,419
Other Assets and Liabilities, Net (2.8)%		(77,035)
Total Net Assets 100.0%		2,776,384

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Multi-Manager Small Cap Growth Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Biomerica, Inc.	2,469	65	15	—	(4)	376	2,891	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,664,421	52,784	—	2,717,205
Rights	—	—	304	304
Warrants	13	—	—	13
Short Term Investments	135,897	—	—	135,897
	2,800,331	52,784	304	2,853,419

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.8%
Industrials 26.2%
Acuity Brands, Inc.	16	3,050
Advanced Drainage Systems, Inc.	72	8,594
Aerojet Rocketdyne Holdings, Inc. (a)	270	10,624
Air Lease Corporation - Class A	539	24,055
Air Transport Services Group, Inc. (a)	537	17,960
Alight, Inc. - Class A (a)	582	5,787
AMERCO (a)	22	13,273
American Woodmark Corporation (a)	413	20,205
APi Group Corporation (a)	199	4,187
Argan, Inc.	133	5,394
Armstrong World Industries, Inc.	180	16,155
Atkore International Group Inc. (a)	54	5,271
Azek Company Inc - Class A (a)	263	6,530
Beacon Roofing Supply, Inc. (a)	270	15,986
BrightView Holdings, Inc. (a)	385	5,247
BWXT Government Group, Inc.	168	9,075
Byrna Technologies Inc. (a) (b)	159	1,302
Colfax Corp. (a)	363	14,441
Comfort Systems USA Inc.	96	8,581
Crane Co.	103	11,184
CSW Industrials Inc. (a)	47	5,527
Curtiss-Wright Corp.	33	5,016
Dun & Bradstreet Holdings, Inc. (a)	466	8,173
EMCOR Group, Inc.	203	22,857
Enerpac Tool Group Corp. - Class A	283	6,188
EnerSys	97	7,258
FTI Consulting Inc. (a)	60	9,476
FuelCell Energy, Inc. (a) (b)	149	857
Gates Industrial Corporation PLC (a)	385	5,800
GMS Inc. (a)	80	3,993
Gorman-Rupp Co.	70	2,499
GrafTech International Ltd.	340	3,272
Hillman Solutions Corp. - Class A (a)	935	11,108
Huntington Ingalls Industries Inc.	55	10,966
IAA Spinco Inc. (a)	312	11,953
Insperity, Inc.	168	16,882
JetBlue Airways Corporation (a)	337	5,043
Landstar System Inc. (a)	69	10,441
Maxar Technologies Inc.	561	22,118
Patrick Industries, Inc. (a)	36	2,152
PGT Innovations, Inc. (a)	621	11,163
Rush Enterprises Inc. - Class A (a)	163	8,276
Shyft Group, Inc. (a)	200	7,215
SP Plus Corporation (a)	275	8,617
Steelcase Inc. - Class A	577	6,899
TriMas Corp. (a)	16	513
TriNet Group Inc. (a)	163	16,028
UniFirst Corp.	107	19,722
Univar Solutions Inc. (a)	130	4,178
Vectrus, Inc. (a)	91	3,254
Viad Corp (a)	34	1,208
Werner Enterprises Inc. (a)	106	4,361
Woodward Governor Co. (a)	88	10,935
		480,849
Financials 19.0%
1st Source Corporation (a)	69	3,193
American Equity Investment Life Holding Company	271	10,803
Assured Guaranty Ltd.	118	7,512
AXIS Capital Holdings Limited	95	5,767
Bank OZK (a)	49	2,077
BankUnited, Inc.	171	7,505
Banner Corporation (a)	22	1,271
Brookline Bancorp, Inc. (a)	217	3,431
Cannae Holdings, Inc. (a)	370	8,859
Cathay General Bancorp (a)	140	6,271
CNA Financial Corp.	86	4,160
CNO Financial Group, Inc.	93	2,340
Commerce Bancshares Inc. (a)	93	6,630
Enstar Group Limited (a)	56	14,677
Essent Group Ltd.	311	12,835
Federated Investors, Inc. - Class B	42	1,420
Fidelity National Financial, Inc. - Class A	161	7,863
First American Financial Corporation	130	8,427
First Citizens BancShares, Inc. - Class A (a)	14	9,550
First Hawaiian, Inc. (a)	461	12,859
FirstCash Holdings, Inc. (a)	151	10,605
FNB Corp.	139	1,731
Focus Financial Partners Inc. - Class A (a)	399	18,244
Genworth Financial, Inc. - Class A (a)	1,214	4,587
Glacier Bancorp, Inc. (a)	211	10,622
Hanover Insurance Group Inc.	23	3,445
HomeStreet, Inc. (a)	162	7,658
International Bancshares Corporation (a)	154	6,509
LPL Financial Holdings Inc. (a)	34	6,214
National Western Life Group Inc. - Class A (a)	23	4,869
OFG Bancorp (b)	73	1,944
RenaissanceRe Holdings Ltd	52	8,184
Sandy Spring Bancorp Inc. (a)	159	7,130
Selective Insurance Group Inc. (a)	71	6,313
The Bancorp, Inc. (a)	181	5,136
UMB Financial Corp. (a)	70	6,835
Umpqua Holdings Corp.	588	11,087
Valley National Bancorp (a)	224	2,915
Virtu Financial Inc. - Class A (a)	207	7,703
Virtus Partners, Inc. (a)	54	13,075
Washington Federal Inc. (a)	196	6,439
Webster Financial Corp.	27	1,517
White Mountains Insurance Group Ltd	22	24,775
Wintrust Financial Corporation	218	20,322
WSFS Financial Corp. (a)	293	13,665
		348,974
Consumer Discretionary 13.2%
Advance Auto Parts, Inc.	54	11,247
American Eagle Outfitters, Inc. (b)	550	9,237
America's Car Mart, Inc. (a)	127	10,191
Bloomin' Brands, Inc. (a)	142	3,111
Carter's Inc.	34	3,167
Dorman Products Inc. (a)	130	12,344
Dream Finders Homes, Inc. - Class A (a) (b)	277	4,724
Frontdoor, Inc. (a)	315	9,392
Gentex Corp. (a)	330	9,616
Gildan Activewear Inc. - Class A (a)	353	13,245
Grand Canyon Education, Inc. (a)	140	13,571
Group 1 Automotive Inc.	25	4,226
Hanesbrands Inc.	504	7,499
Helen of Troy Ltd (a)	81	15,841
LCI Industries	46	4,728
Leslie's, Inc. (a)	472	9,132
LKQ Corporation	251	11,386
M/I Homes, Inc. (a)	115	5,119
Malibu Boats, Inc. - Class A (a)	131	7,578
Murphy USA Inc.	52	10,359
Ollie's Bargain Outlet Holdings Inc. (a)	221	9,481
Polaris Industries Inc.	48	5,017
Ruth's Hospitality Group Inc. (a)	141	3,231
Skechers U.S.A. Inc. - Class A (a)	142	5,794
Sleep Number Corporation (a)	39	1,995
Stoneridge, Inc. (a)	404	8,397
Thor Industries Inc. (b)	86	6,732
Wingstop Inc. (a)	9	1,050
Winnebago Industries Inc.	268	14,459
Wyndham Hotels & Resorts, Inc.	131	11,128
		242,997
Information Technology 10.2%
ACI Worldwide, Inc. (a)	627	19,752
Alteryx, Inc. - Class A (a)	60	4,266
Avaya Holdings Corp. (a)	446	5,648
CACI International Inc. - Class A (a)	11	3,357
CDK Global, Inc. (a)	128	6,218
DXC Technology Company (a)	155	5,050
E2Open Parent Holdings, Inc. - Class A (a) (b)	637	5,612
Ebix Inc. (a)	117	3,865
ePlus Inc. (a)	559	31,379
EVO Payments, Inc. - Class A (a)	384	8,867

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
II-VI Incorporated (a) (b)	34	2,438
Kulicke & Soffa Industries Inc. (a)	154	8,649
MAXIMUS Inc.	71	5,325
MeridianLink, Inc. (a)	200	3,628
MKS Instruments, Inc. (a)	51	7,622
NCR Corporation (a)	303	12,166
Onto Innovation Inc. (a)	39	3,355
PAR Technology Corp. (a) (b)	160	6,446
Plexus Corp. (a)	159	13,004
Switch Inc - Class A	337	10,386
SYNNEX Corporation	2	175
Verra Mobility Corporation - Class A (a)	898	14,619
Vontier Corporation	179	4,549
		186,376
Health Care 9.2%
Acadia Healthcare Company, Inc. (a)	91	5,947
Addus HomeCare Corporation (a)	228	21,279
Atea Pharmaceuticals, Inc. (a)	167	1,206
AtriCure, Inc. (a)	52	3,414
Change Healthcare Inc. (a)	417	9,097
Cross Country Healthcare Inc. (a)	314	6,804
Editas Medicine, Inc. (a)	70	1,339
Encompass Health Corporation	175	12,472
Haemonetics Corp. (a)	65	4,141
ICU Medical, Inc. (a)	49	10,888
Integra LifeSciences Holdings Corp. (a)	164	10,570
Jounce Therapeutics Inc. (a)	488	3,313
Lantheus Holdings Inc. (a)	114	6,306
Mednax, Inc. (a)	164	3,840
Patterson Cos. Inc. (a)	116	3,756
Perrigo Company Public Limited Company	271	10,413
Premier Healthcare Solutions, Inc. - Class A	613	21,808
Sotera Health LLC (a)	405	8,772
Syneos Health, Inc. - Class A (a)	202	16,283
Turning Point Therapeutics, Inc. (a)	64	1,727
Varex Imaging Corporation (a)	241	5,127
		168,502
Real Estate 5.4%
Alexander & Baldwin, LLC	674	15,638
American Campus Communities, Inc.	96	5,388
Brandywine Realty Trust	171	2,421
CoreCivic, Inc. (a)	562	6,282
Cushman & Wakefield PLC (a)	774	15,869
Getty Realty Corp.	125	3,576
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30	1,441
Highwoods Properties Inc.	22	994
Independence Realty Trust, Inc.	108	2,850
Marcus & Millichap Inc.	343	18,059
Newmark Group, Inc. - Class A (a)	94	1,490
PotlatchDeltic Corp. (a)	100	5,266
PS Business Parks, Inc.	14	2,297
Ryman Hospitality Properties, Inc. (a)	91	8,446
STAG Industrial, Inc.	136	5,629
Terreno Realty Corporation	49	3,654
		99,300
Consumer Staples 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	126	8,543
Central Garden & Pet Co. - Class A (a)	134	5,463
Grocery Outlet Holding Corp. (a)	546	17,888
Hostess Brands, Inc. - Class A (a)	159	3,483
Ingles Markets Inc. - Class A (a)	42	3,737
Ingredion Inc.	49	4,258
Inter Parfums Inc. (a)	162	14,290
Lancaster Colony Corp. (a)	23	3,488
Molson Coors Beverage Company - Class B	127	6,771
The Simply Good Foods Company (a)	152	5,761
		73,682
Materials 3.7%
Axalta Coating Systems Ltd. (a)	233	5,736
Century Aluminum Co. (a)	170	4,464
Chase Corporation	25	2,160
Commercial Metals Co.	58	2,415
Element Solutions, Inc.	805	17,632
H.B. Fuller Company	133	8,792
Hecla Mining Co.	676	4,443
Schweitzer-Mauduit International Inc.	290	7,978
Summit Materials, Inc. - Class A (a)	232	7,221
Tronox Holdings PLC	225	4,452
Valvoline, Inc.	62	1,956
		67,249
Energy 3.4%
Callon Petroleum Company (a)	92	5,454
Centennial Resource Development, LLC - Class A (a)	399	3,218
ChampionX Corporation (a)	51	1,239
Chesapeake Energy Corporation (a) (b)	28	2,462
CNX Resources Corporation (a)	218	4,509
CVR Energy, Inc. (a)	65	1,668
Delek US Holdings, Inc. (a)	7	143
DHT Holdings, Inc.	381	2,209
DMC Global Inc. (a)	341	10,415
HF Sinclair Corporation (a)	148	5,890
Matador Resources Co.	134	7,118
Ovintiv Canada ULC	34	1,841
Range Resources Corporation (a)	230	6,973
SM Energy Company	187	7,299
World Fuel Services Corp.	91	2,461
		62,899
Utilities 1.7%
ALLETE, Inc.	14	969
Black Hills Corporation	58	4,431
Clearway Energy, Inc. - Class C	150	5,462
IDACORP Inc.	15	1,755
OGE Energy Corp.	65	2,656
Portland General Electric Co.	93	5,143
Spire, Inc.	61	4,360
Vistra Energy Corp.	280	6,510
		31,286
Communication Services 0.8%
Liberty Latin America Ltd. - Class A (a)	202	1,959
Liberty Latin America Ltd. - Class C (a)	173	1,663
Telephone & Data Systems Inc.	353	6,670
Yelp Inc. (a)	106	3,629
		13,921
Total Common Stocks (cost $1,617,850)		1,776,035
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp.	195	4,455
Total Investment Companies (cost $4,294)		4,455
SHORT TERM INVESTMENTS 4.3%
Investment Companies 2.7%
JNL Government Money Market Fund, 0.01% (c) (d)	50,719	50,719
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	29,055	29,055
Total Short Term Investments (cost $79,774)		79,774
Total Investments 101.3% (cost $1,701,918)		1,860,264
Other Assets and Liabilities, Net (1.3)%		(24,707)
Total Net Assets 100.0%		1,835,557

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,776,035	—	—	1,776,035
Investment Companies	4,455	—	—	4,455
Short Term Investments	79,774	—	—	79,774
	1,860,264	—	—	1,860,264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.1%
Information Technology 27.5%
Accenture Public Limited Company - Class A	5	1,608
Adobe Inc. (a)	4	1,621
Advanced Micro Devices, Inc. (a)	12	1,348
Akamai Technologies, Inc. (a)	1	141
Amphenol Corporation - Class A	5	344
Analog Devices, Inc. (a)	4	655
ANSYS, Inc. (a)	1	210
Apple Inc. (a)	117	20,418
Applied Materials, Inc. (a)	7	883
Arista Networks, Inc. (a)	2	233
Autodesk, Inc. (a)	2	359
Automatic Data Processing, Inc. (a)	3	723
Broadcom Inc. (a)	3	1,961
Broadridge Financial Solutions, Inc.	1	145
Cadence Design Systems Inc. (a)	2	348
CDW Corp. (a)	1	178
Ceridian HCM Holding Inc. (a)	1	66
Cisco Systems, Inc. (a)	32	1,774
Citrix Systems Inc. (a)	1	93
Cognizant Technology Solutions Corp. - Class A (a)	4	361
Corning Incorporated	6	205
DXC Technology Company (a)	2	59
Enphase Energy, Inc. (a)	1	200
EPAM Systems, Inc. (a)	—	123
F5 Networks, Inc. (a)	—	100
Fidelity National Information Services, Inc.	5	467
Fiserv, Inc. (a)	5	459
FleetCor Technologies Inc. (a)	1	146
Fortinet, Inc. (a)	1	355
Gartner Inc. (a)	1	179
Global Payments Inc.	2	288
Hewlett Packard Enterprise Company	10	160
HP Inc.	8	291
Intel Corporation (a)	31	1,522
International Business Machines Corporation	7	879
Intuit Inc. (a)	2	1,027
IPG Photonics Corporation (a)	—	26
Jack Henry & Associates Inc. (a)	1	104
Juniper Networks, Inc.	2	92
Keysight Technologies, Inc. (a)	1	215
KLA-Tencor Corp. (a)	1	419
Lam Research Corp. (a)	1	566
Leidos Holdings Inc.	1	121
MasterCard Incorporated - Class A	7	2,327
Microchip Technology Incorporated (a)	4	318
Micron Technology, Inc. (a)	8	650
Microsoft Corporation (a)	57	17,434
Monolithic Power Systems Inc. (a)	—	162
Motorola Solutions Inc.	1	308
NetApp, Inc. (a)	2	134
NortonLifelock Inc. (a)	5	121
NVIDIA Corporation (a)	19	5,145
NXP Semiconductors N.V.	2	370
Oracle Corporation	12	983
Paychex Inc. (a)	2	324
Paycom Software, Inc. (a)	—	129
Paypal Holdings, Inc. (a)	9	1,016
PTC Inc. (a)	1	81
Qorvo, Inc. (a)	1	101
Qualcomm Incorporated (a)	9	1,299
Salesforce.Com, Inc. (a)	7	1,577
Seagate Technology Holdings Public Limited Company (a)	2	135
ServiceNow, Inc. (a)	2	840
Skyworks Solutions, Inc. (a)	1	166
SolarEdge Technologies Ltd. (a)	—	123
Synopsys Inc. (a)	1	386
TE Connectivity Ltd. (b)	3	328
Teradyne Inc. (a)	1	150
Texas Instruments Incorporated (a)	7	1,278
Trimble Inc. (a)	2	142
Tyler Technologies Inc. (a)	—	144
VeriSign, Inc. (a)	1	166
Visa Inc. - Class A	13	2,774
Western Digital Corporation (a)	2	124
Zebra Technologies Corp. - Class A (a)	—	165
		80,872
Health Care 13.3%
Abbott Laboratories	13	1,579
AbbVie Inc.	13	2,162
ABIOMED, Inc. (a)	—	120
Agilent Technologies, Inc.	2	296
Align Technology, Inc. (a)	1	236
AmerisourceBergen Corporation	1	168
Amgen Inc. (a)	4	1,027
Anthem, Inc.	2	899
Baxter International Inc.	4	287
Becton, Dickinson and Company	2	575
Biogen Inc. (a)	1	235
Bio-Rad Laboratories, Inc. - Class A (a)	—	96
Bio-Techne Corporation (a)	—	132
Boston Scientific Corporation (a)	11	479
Bristol-Myers Squibb Company	16	1,201
Cardinal Health, Inc.	2	116
Catalent Inc. (a)	1	146
Centene Corporation (a)	4	367
Cerner Corp. (a)	2	210
Charles River Laboratories International Inc. (a)	—	110
Cigna Holding Company	2	579
Cooper Cos. Inc.	—	159
CVS Health Corporation	10	1,002
Danaher Corporation	5	1,408
DaVita Inc. (a)	—	54
Dentsply Sirona Inc.	2	87
DexCom Inc. (a)	1	374
Edwards Lifesciences Corporation (a)	5	548
Eli Lilly & Co.	6	1,715
Gilead Sciences, Inc. (a)	10	565
HCA Healthcare, Inc.	2	454
Henry Schein Inc. (a)	1	89
Hologic Inc. (a)	2	140
Humana Inc.	1	428
IDEXX Laboratories, Inc. (a)	1	354
Illumina, Inc. (a)	1	417
Incyte Corporation (a)	1	109
Intuitive Surgical, Inc. (a)	3	816
IQVIA Inc. (a)	1	330
Johnson & Johnson	20	3,519
Laboratory Corporation of America Holdings (a)	1	182
McKesson Corporation	1	352
Medtronic Public Limited Company	10	1,125
Merck & Co., Inc.	19	1,563
Mettler-Toledo International Inc. (a)	—	236
Moderna, Inc. (a)	3	456
Molina Healthcare, Inc. (a)	—	144
Organon & Co.	2	74
PerkinElmer Inc.	1	168
Pfizer Inc.	42	2,192
Quest Diagnostics Incorporated	1	120
Regeneron Pharmaceuticals, Inc. (a)	1	564
ResMed Inc.	1	260
Steris Limited	1	185
Stryker Corporation	3	679
Teleflex Incorporated	—	126
Thermo Fisher Scientific Inc.	3	1,755
UnitedHealth Group Incorporated	7	3,623
Universal Health Services Inc. - Class B	1	81
Vertex Pharmaceuticals Incorporated (a)	2	501
Viatris, Inc.	9	95
Waters Corp. (a)	—	136
West Pharmaceutical Services Inc.	1	227
Zimmer Biomet Holdings, Inc.	2	206
Zoetis Inc. - Class A	4	673
		39,311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 11.1%
Advance Auto Parts, Inc.	—	96
Amazon.com, Inc. (a)	3	10,761
Aptiv PLC (a)	2	241
AutoZone, Inc. (a)	—	313
Bath & Body Works, Inc.	2	99
Best Buy Co., Inc.	2	144
BorgWarner Inc.	2	75
Caesars Entertainment, Inc. (a)	2	126
CarMax Inc. (a)	1	125
Carnival Plc (a)	6	131
Chipotle Mexican Grill Inc. (a)	—	342
D.R. Horton, Inc.	2	180
Darden Restaurants Inc.	1	126
Dollar Tree Inc. (a)	2	268
Domino's Pizza, Inc.	—	105
eBay Inc. (a)	5	275
ETSY, Inc. (a)	1	118
Ford Motor Company	30	505
Garmin Ltd.	1	143
General Motors Company (a)	11	472
Genuine Parts Co.	1	140
Hasbro, Inc. (a)	1	85
Hilton Worldwide Holdings Inc. (a)	2	324
Las Vegas Sands Corp. (a)	3	109
Lennar Corporation - Class A	2	157
LKQ Corporation	2	86
Lowe`s Companies, Inc.	5	1,028
Marriott International, Inc. - Class A (a)	2	356
McDonald's Corporation	6	1,394
MGM Resorts International	3	118
Mohawk Industries Inc. (a)	—	48
Newell Brands Inc.	3	61
NIKE, Inc. - Class B	10	1,295
Norwegian Cruise Line Holdings Ltd. (a) (c)	3	67
NVR, Inc. (a)	—	107
O'Reilly Automotive, Inc. (a)	1	352
Penn National Gaming Inc. (a)	1	50
Pool Corporation (a)	—	123
Pulte Homes Inc.	2	77
PVH Corp.	1	39
Ralph Lauren Corp. - Class A	—	42
Ross Stores Inc. (a)	3	240
Royal Caribbean Cruises Ltd.	2	136
Starbucks Corporation (a)	9	789
Tapestry Inc.	2	76
Tesla Inc. (a)	6	6,804
The Home Depot, Inc.	8	2,358
TJX Cos. Inc.	9	545
Tractor Supply Co. (a)	1	203
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	153
Under Armour Inc. - Class A (a)	1	25
Under Armour Inc. - Class C (a)	2	24
VF Corp.	2	142
Whirlpool Corporation	—	79
Wynn Resorts, Limited (a)	1	60
Yum! Brands, Inc.	2	263
		32,600
Financials 10.9%
AFLAC Incorporated	4	286
American Express Company	5	868
American International Group, Inc.	6	388
Ameriprise Financial, Inc.	1	258
AON Public Limited Company - Class A	2	535
Arthur J Gallagher & Co.	2	273
Assurant, Inc.	—	86
Bank of America Corporation	54	2,210
Berkshire Hathaway Inc. - Class B (a)	14	4,875
BlackRock, Inc.	1	821
Brown & Brown Inc.	2	124
Capital One Financial Corporation	3	402
Cboe Global Markets, Inc.	1	88
Chubb Limited	3	695
Cincinnati Financial Corporation	1	159
Citigroup Inc.	15	803
Citizens Financial Group Inc.	3	140
CME Group Inc. - Class A (a)	3	649
Comerica Inc.	1	86
Discover Financial Services	2	244
Everest Re Group, Ltd.	—	89
FactSet Research Systems Inc.	—	121
Fifth Third Bancorp (a)	5	226
First Republic Bank	1	223
Franklin Resources Inc.	2	58
Globe Life Inc.	1	77
Huntington Bancshares Incorporated (a)	11	154
Intercontinental Exchange, Inc.	4	556
Invesco Ltd.	2	55
JPMorgan Chase & Co.	22	3,039
KeyCorp	7	163
Lincoln National Corporation	1	84
Loews Corp.	1	96
M&T Bank Corporation	1	171
MarketAxess Holdings Inc. (a)	—	104
Marsh & McLennan Companies, Inc.	4	642
MetLife, Inc.	5	369
Moody's Corp.	1	413
Morgan Stanley	11	936
MSCI Inc. - Class A	1	303
NASDAQ Inc. (a)	1	161
Northern Trust Corp.	2	188
People's United Financial Inc. (a)	3	62
Principal Financial Group, Inc. (a)	2	134
Progressive Corp.	4	502
Prudential Financial Inc.	3	341
Raymond James Financial Inc.	1	157
Regions Financial Corporation	7	155
S&P Global Inc.	3	1,096
Signature Bank	—	138
State Street Corporation	3	236
SVB Financial Group (a)	—	256
Synchrony Financial	4	139
T. Rowe Price Group, Inc. (a)	2	267
The Allstate Corporation	2	292
The Bank of New York Mellon Corporation (d)	5	272
The Charles Schwab Corporation	11	956
The Goldman Sachs Group, Inc.	3	835
The Hartford Financial Services Group, Inc.	3	180
The PNC Financial Services Group, Inc.	3	586
The Travelers Companies, Inc.	2	339
Truist Financial Corporation	10	564
U.S. Bancorp	10	535
W. R. Berkley Corporation	2	100
Wells Fargo & Company	29	1,420
Willis Towers Watson Public Limited Company	1	214
Zions Bancorp	1	73
		32,067
Communication Services 9.5%
Activision Blizzard, Inc. (a)	6	464
Alphabet Inc. - Class A (a)	2	6,308
Alphabet Inc. - Class C (a)	2	5,851
AT&T Inc.	54	1,273
Booking Holdings Inc. (a)	—	728
Charter Communications, Inc. - Class A (a)	1	494
Comcast Corporation - Class A (a)	34	1,598
Discovery, Inc. - Series A (a) (c)	1	29
Discovery, Inc. - Series C (a)	2	55
Dish Network Corporation - Class A (a)	2	54
Electronic Arts Inc.	2	269
Expedia Group, Inc. (a)	1	219
Facebook, Inc. - Class A (a)	17	3,873
Fox Corporation - Class A (a)	2	93
Fox Corporation - Class B (a)	1	38
Interpublic Group of Cos. Inc.	3	101
Live Nation Entertainment, Inc. (a)	1	125
Lumen Technologies Inc.	7	80
Match Group Holdings II, LLC (a)	2	239
Netflix, Inc. (a)	3	1,255

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
News Corporation - Class A (a)	3	65
News Corporation - Class B (a)	1	19
Omnicom Group Inc.	2	132
Take-Two Interactive Software Inc. (a)	1	134
T-Mobile US, Inc. (a)	4	568
Twitter, Inc. (a)	6	230
Verizon Communications Inc.	32	1,613
ViacomCBS Inc. - Class B (a)	5	177
Walt Disney Co. (a)	14	1,883
		27,967
Industrials 7.7%
3M Company	4	644
Alaska Air Group, Inc. (a)	1	51
Allegion Public Limited Company	1	73
American Airlines Group Inc. (a)	5	84
AMETEK, Inc.	2	235
AO Smith Corp.	1	61
C.H. Robinson Worldwide, Inc. (a)	1	101
Carrier Global Corporation	6	296
Caterpillar Inc.	4	909
Cintas Corp. (a)	1	288
Copart Inc. (a)	2	200
CSX Corp. (a)	17	627
Cummins Inc.	1	224
Deere & Company	2	879
Delta Air Lines, Inc. (a)	5	193
Dover Corporation	1	176
Eaton Corporation Public Limited Company	3	457
Emerson Electric Co.	5	442
Equifax Inc.	1	218
Expeditors International of Washington Inc. (a)	1	138
Fastenal Co. (a)	4	258
FedEx Corporation	2	428
Fortive Corporation	3	165
Fortune Brands Home & Security, Inc.	1	80
Generac Holdings Inc. (a)	—	144
General Dynamics Corporation	2	424
General Electric Company	8	759
Honeywell International Inc. (a)	5	1,007
Howmet Aerospace Inc.	3	98
Huntington Ingalls Industries Inc.	—	55
IDEX Corporation	1	111
Illinois Tool Works Inc.	2	452
Ingersoll Rand Inc.	3	156
Jacobs Engineering Group Inc.	1	132
JB Hunt Transport Services Inc. (a)	1	125
Johnson Controls International Public Limited Company	5	353
L3Harris Technologies, Inc.	1	361
Lockheed Martin Corporation	2	810
Masco Corporation	2	90
Nielsen Holdings plc	2	67
Nordson Corp. (a)	—	91
Norfolk Southern Corporation	2	514
Northrop Grumman Systems Corp.	1	499
Old Dominion Freight Line Inc. (a)	1	214
Otis Worldwide Corporation	3	243
PACCAR Inc.	3	230
Parker-Hannifin Corporation	1	275
Pentair Public Limited Company	1	66
Quanta Services, Inc.	1	141
Raytheon BBN Technologies Corp.	11	1,115
Republic Services Inc.	2	214
Robert Half International Inc.	1	91
Rockwell Automation Inc.	1	239
Rollins Inc.	2	67
Roper Technologies, Inc.	1	378
Snap-On Inc.	—	82
Southwest Airlines Co. (a)	5	209
Stanley Black & Decker, Inc.	1	171
Teledyne Technologies Inc. (a)	—	170
Textron Inc.	2	131
The Boeing Company (a)	4	791
Trane Technologies Public Limited Company	2	268
TransDigm Group Inc. (a)	—	255
Union Pacific Corporation	5	1,313
United Airlines Holdings, Inc. (a)	3	120
United Parcel Service Inc. - Class B	6	1,180
United Rentals Inc. (a)	1	195
Verisk Analytics, Inc. (a)	1	256
W. W. Grainger, Inc.	—	172
Wabtec Corp.	1	132
Waste Management, Inc.	3	453
Xylem Inc.	1	116
		22,762
Consumer Staples 6.3%
Altria Group, Inc.	14	718
Archer-Daniels-Midland Company	4	386
Brown-Forman Corp. - Class B	1	98
Campbell Soup Company	1	65
Church & Dwight Co. Inc.	2	178
Colgate-Palmolive Co.	6	483
ConAgra Brands Inc.	4	129
Constellation Brands, Inc. - Class A	1	286
Costco Wholesale Corporation (a)	3	1,926
Dollar General Corporation	2	384
Estee Lauder Cos. Inc. - Class A	2	484
General Mills, Inc.	4	302
Hershey Co.	1	238
Hormel Foods Corp.	2	116
JM Smucker Co.	1	106
Kellogg Co.	2	132
Kimberly-Clark Corporation	3	319
Kraft Heinz Foods Company (a)	5	215
Lamb Weston Holdings Inc.	1	62
McCormick & Company, Incorporated	2	189
Molson Coors Beverage Company - Class B	1	70
Mondelez International, Inc. - Class A (a)	10	657
Monster Beverage 1990 Corporation (a)	3	223
PepsiCo, Inc. (a)	10	1,747
Philip Morris International Inc.	12	1,098
Procter & Gamble Co.	18	2,763
Sysco Corp.	4	311
Target Corporation	4	767
The Clorox Company	1	130
The Coca-Cola Company	29	1,818
The Kroger Co.	5	294
Tyson Foods Inc. - Class A	2	191
Walgreens Boots Alliance, Inc. (a)	5	238
Walmart Inc.	11	1,589
		18,712
Energy 3.8%
Apa Corp. (a)	3	112
Baker Hughes, a GE Company, LLC - Class A (a)	7	245
Chevron Corporation	15	2,368
ConocoPhillips	10	983
Coterra Energy Inc	6	162
Devon Energy Corporation	5	281
Diamondback Energy, Inc.	1	180
EOG Resources, Inc.	4	526
Exxon Mobil Corporation	32	2,637
Halliburton Company	7	253
Hess Corporation	2	223
Kinder Morgan, Inc.	15	279
Marathon Oil Corporation	6	153
Marathon Petroleum Corporation	4	380
Occidental Petroleum Corporation	7	372
ONEOK, Inc.	3	240
Phillips 66	3	299
Pioneer Natural Resources Co.	2	428
Schlumberger Ltd.	11	440
The Williams Companies, Inc.	9	308
Valero Energy Corporation	3	313
		11,182
Utilities 2.7%
Alliant Energy Corporation (a)	2	113
Ameren Corporation	2	182
American Electric Power Company, Inc. (a)	4	383
American Water Works Company, Inc.	1	228

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Atmos Energy Corporation	1	120
CenterPoint Energy, Inc.	5	144
CMS Energy Corp.	2	148
Consolidated Edison, Inc.	3	251
Constellation Energy Group, Inc. (a)	2	134
Dominion Energy, Inc.	6	520
DTE Energy Company	1	194
Duke Energy Corporation	6	654
Edison International	3	204
Entergy Corporation	2	181
Evergy, Inc.	2	113
Eversource Energy	3	232
Exelon Corporation (a)	7	355
FirstEnergy Corp.	4	191
NextEra Energy, Inc.	15	1,254
NiSource Inc.	3	93
NRG Energy, Inc.	2	70
Pinnacle West Capital Corp.	1	62
PPL Corporation	6	166
Public Service Enterprise Group Inc.	4	264
Sempra Energy	2	400
The AES Corporation	5	130
The Southern Company	8	580
WEC Energy Group Inc.	2	242
Xcel Energy Inc. (a)	4	288
		7,896
Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	1	225
American Tower Corporation	3	863
AvalonBay Communities, Inc.	1	270
Boston Properties Inc.	1	145
CBRE Group, Inc. - Class A (a)	3	232
Crown Castle International Corp.	3	604
Digital Realty Trust Inc.	2	308
Duke Realty Corp.	3	171
Equinix, Inc.	1	499
Equity Residential	3	230
Essex Property Trust Inc.	—	170
Extra Space Storage Inc.	1	212
Federal Realty Investment Trust	—	59
Healthpeak Properties, Inc.	4	138
Host Hotels & Resorts, Inc. (a)	5	102
Iron Mountain Incorporated	2	119
Kimco Realty Corporation	5	121
Mid-America Apartment Communities, Inc.	1	179
ProLogis Inc.	6	903
Public Storage	1	441
Realty Income Corporation	4	288
Regency Centers Corp. (a)	1	88
SBA Communications Corporation (a)	1	278
Simon Property Group, Inc.	3	330
UDR, Inc.	2	127
Ventas, Inc.	3	189
Vornado Realty Trust	1	52
Welltower Inc.	3	316
Weyerhaeuser Company	6	214
		7,873
Materials 2.6%
Air Products and Chemicals, Inc.	2	419
Albemarle Corporation	1	196
Amcor Plc	11	127
Avery Dennison Corporation	1	104
Ball Corporation	2	224
Celanese Corp. - Class A	1	114
CF Industries Holdings Inc.	2	163
Corteva, Inc.	5	314
Dow Inc.	6	355
DuPont de Nemours, Inc.	4	283
Eastman Chemical Co.	1	111
Ecolab Inc.	2	332
FMC Corporation	1	126
Freeport-McMoRan Inc.	11	551
International Flavors & Fragrances Inc.	2	258
International Paper Company	3	139
Linde Public Limited Company	4	1,235
LyondellBasell Industries N.V. - Class A	2	208
Martin Marietta Materials Inc.	—	186
MOS Holdings Inc.	3	190
Newmont Corporation	6	474
Nucor Corporation	2	299
Packaging Corporation of America	1	109
PPG Industries, Inc.	2	229
Sealed Air Corporation	1	74
Sherwin-Williams Co.	2	454
Vulcan Materials Co.	1	176
Westrock Company, Inc.	2	89
		7,539
Total Common Stocks (cost $221,199)		288,781
INVESTMENT COMPANIES 0.3%
iShares Core S&P 500 ETF	2	931
Total Investment Companies (cost $935)		931
SHORT TERM INVESTMENTS 0.0%
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	41	41
Total Short Term Investments (cost $41)		41
Total Investments 98.4% (cost $222,175)		289,753
Other Derivative Instruments (0.0)%		(55)
Other Assets and Liabilities, Net 1.6%		4,767
Total Net Assets 100.0%		294,465
(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	330	—	11	2	—	(47)	272	0.1

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	262	328	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	17	June 2022	3,833	(55)	19

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	288,781	—	—	288,781
Investment Companies	931	—	—	931
Short Term Investments	41	—	—	41
	289,753	—	—	289,753
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
	19	—	—	19

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 94.0%
Health Care 21.0%
Abbott Laboratories	43	5,139
AbbVie Inc.	28	4,568
Agilent Technologies, Inc.	9	1,151
Amgen Inc. (a) (b)	23	5,627
Anthem, Inc.	8	4,101
Bio-Rad Laboratories, Inc. - Class A (a)	1	282
Bio-Techne Corporation (a)	2	996
Charles River Laboratories International Inc. (a)	2	609
Chemed Corporation	6	2,927
Danaher Corporation	16	4,821
Eli Lilly & Co.	9	2,639
Gilead Sciences, Inc. (a)	3	164
Humana Inc.	3	1,436
IDEXX Laboratories, Inc. (a)	5	2,818
Illumina, Inc. (a)	1	194
IQVIA Inc. (a)	9	2,173
Johnson & Johnson	33	5,860
Medtronic Public Limited Company	26	2,866
Merck & Co., Inc.	68	5,567
Mettler-Toledo International Inc. (a)	1	1,865
Moderna, Inc. (a)	11	1,920
Pfizer Inc.	15	798
Qiagen N.V. (a)	13	632
Quest Diagnostics Incorporated	2	326
Regeneron Pharmaceuticals, Inc. (a)	2	1,645
ResMed Inc.	2	537
Seagen Inc. (a)	18	2,519
Stryker Corporation	7	1,990
Thermo Fisher Scientific Inc.	9	5,423
United Therapeutics Corporation (a)	5	959
UnitedHealth Group Incorporated	11	5,800
Veeva Systems Inc. - Class A (a)	1	280
Vertex Pharmaceuticals Incorporated (a)	8	2,104
Waters Corp. (a)	1	198
West Pharmaceutical Services Inc.	1	259
Zoetis Inc. - Class A	17	3,257
		84,450
Consumer Staples 20.6%
Altria Group, Inc.	9	493
Archer-Daniels-Midland Company	14	1,261
Campbell Soup Company	5	237
Church & Dwight Co. Inc.	15	1,457
Colgate-Palmolive Co.	62	4,718
Costco Wholesale Corporation (a)	11	6,135
Dollar General Corporation	3	743
Estee Lauder Cos. Inc. - Class A	7	1,804
Flowers Foods Inc.	60	1,549
General Mills, Inc.	16	1,097
Hershey Co.	28	6,037
Hormel Foods Corp.	118	6,082
JM Smucker Co.	3	402
Kellogg Co.	7	453
Kimberly-Clark Corporation	5	619
McCormick & Company, Incorporated	7	679
Mondelez International, Inc. - Class A (a)	84	5,241
Monster Beverage 1990 Corporation (a)	47	3,735
PepsiCo, Inc. (a)	33	5,532
Philip Morris International Inc.	55	5,122
Procter & Gamble Co.	35	5,410
Target Corporation	22	4,741
The Clorox Company	17	2,342
The Coca-Cola Company	87	5,367
The Kroger Co.	93	5,311
Tyson Foods Inc. - Class A	3	235
Walmart Inc.	39	5,811
		82,613
Industrials 12.3%
3M Company	8	1,188
AMETEK, Inc.	1	181
C.H. Robinson Worldwide, Inc. (a)	4	457
Caterpillar Inc.	14	3,151
Cintas Corp. (a)	2	808
Copart Inc. (a)	13	1,620
Cummins Inc.	10	2,100
Deere & Company	4	1,828
Eaton Corporation Public Limited Company	1	121
Emerson Electric Co.	5	439
Expeditors International of Washington Inc. (a)	38	3,943
FedEx Corporation	3	650
FTI Consulting Inc. (a)	3	461
Honeywell International Inc. (a)	4	705
Illinois Tool Works Inc.	6	1,152
JB Hunt Transport Services Inc. (a)	9	1,796
Landstar System Inc. (a)	5	675
Lockheed Martin Corporation	11	5,059
Old Dominion Freight Line Inc. (a)	17	4,966
Otis Worldwide Corporation	3	197
Republic Services Inc.	41	5,368
Robert Half International Inc.	5	607
Union Pacific Corporation	12	3,181
United Parcel Service Inc. - Class B	14	3,091
Waste Management, Inc.	36	5,690
		49,434
Information Technology 9.5%
Accenture Public Limited Company - Class A	11	3,588
Adobe Inc. (a)	9	4,075
Automatic Data Processing, Inc. (a)	5	1,111
Broadcom Inc. (a)	3	1,691
Cisco Systems, Inc. (a)	37	2,037
Cognex Corp. (a)	2	139
CrowdStrike Holdings, Inc. - Class A (a)	2	351
EPAM Systems, Inc. (a)	—	71
Intel Corporation (a)	13	626
Intuit Inc. (a)	5	2,221
MasterCard Incorporated - Class A	8	2,717
Microsoft Corporation (a)	17	5,362
NortonLifelock Inc. (a)	54	1,429
Oracle Corporation	16	1,308
Salesforce.Com, Inc. (a)	2	496
Synopsys Inc. (a)	2	568
Texas Instruments Incorporated (a)	23	4,189
Tyler Technologies Inc. (a)	—	117
Visa Inc. - Class A	23	5,093
Zebra Technologies Corp. - Class A (a)	1	290
Zoom Video Communications, Inc. - Class A (a)	6	709
		38,188
Financials 6.2%
AON Public Limited Company - Class A	4	1,320
BlackRock, Inc.	6	4,577
Chubb Limited	3	554
CME Group Inc. - Class A (a)	7	1,699
Erie Indemnity Company - Class A (a)	5	843
First Citizens BancShares, Inc. - Class A (a)	1	974
First Republic Bank	2	400
Intercontinental Exchange, Inc.	2	204
JPMorgan Chase & Co.	28	3,859
MarketAxess Holdings Inc. (a)	1	442
Marsh & McLennan Companies, Inc.	1	211
Progressive Corp.	16	1,860
S&P Global Inc.	1	480
SVB Financial Group (a)	2	1,110
T. Rowe Price Group, Inc. (a)	18	2,706
The Allstate Corporation	3	415
The Charles Schwab Corporation	20	1,675
The PNC Financial Services Group, Inc.	1	187
The Travelers Companies, Inc.	9	1,550
		25,066
Utilities 5.7%
Ameren Corporation	2	224
American Electric Power Company, Inc. (a)	3	267
American Water Works Company, Inc.	13	2,217
Consolidated Edison, Inc.	6	539
Constellation Energy Group, Inc. (a)	1	76
Dominion Energy, Inc.	19	1,589

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
DTE Energy Company	1	179
Duke Energy Corporation	31	3,494
Eversource Energy	20	1,775
Exelon Corporation (a)	4	193
NextEra Energy, Inc.	68	5,766
Public Service Enterprise Group Inc.	23	1,617
The Southern Company	25	1,842
WEC Energy Group Inc.	19	1,876
Xcel Energy Inc. (a)	17	1,231
		22,885
Communication Services 5.6%
Alphabet Inc. - Class A (a)	2	5,507
Charter Communications, Inc. - Class A (a)	4	2,317
Electronic Arts Inc.	1	173
Facebook, Inc. - Class A (a)	13	2,808
Netflix, Inc. (a)	2	663
New York Times Co. - Class A	8	373
T-Mobile US, Inc. (a)	38	4,910
Verizon Communications Inc.	106	5,383
World Wrestling Entertainment, Inc. - Class A	7	446
		22,580
Materials 5.0%
Air Products and Chemicals, Inc.	7	1,682
Ball Corporation	1	109
CF Industries Holdings Inc.	23	2,366
Corteva, Inc.	12	709
Ecolab Inc.	25	4,372
Freeport-McMoRan Inc.	35	1,720
MOS Holdings Inc.	25	1,658
Newmont Corporation	34	2,692
Packaging Corporation of America	4	573
PPG Industries, Inc.	1	101
Royal Gold Inc. (a)	3	444
Sherwin-Williams Co.	15	3,800
		20,226
Energy 3.9%
ConocoPhillips	40	4,007
EOG Resources, Inc.	42	5,054
Hess Corporation	15	1,555
Marathon Oil Corporation	138	3,473
Occidental Petroleum Corporation	27	1,548
		15,637
Consumer Discretionary 3.6%
Amazon.com, Inc. (a)	2	5,190
AutoZone, Inc. (a)	—	906
Best Buy Co., Inc.	2	154
Domino's Pizza, Inc.	1	365
Garmin Ltd.	19	2,230
Lululemon Athletica Inc. (a)	—	164
NIKE, Inc. - Class B	3	421
O'Reilly Automotive, Inc. (a)	—	208
The Home Depot, Inc.	16	4,648
		14,286
Real Estate 0.6%
Life Storage Inc.	1	138
Public Storage	6	2,390
		2,528
Total Common Stocks (cost $352,722)		377,893
SHORT TERM INVESTMENTS 5.8%
Investment Companies 5.8%
JNL Government Money Market Fund, 0.01% (c) (d)	23,093	23,093
Total Short Term Investments (cost $23,093)		23,093
Total Investments 99.8% (cost $375,815)		400,986
Other Derivative Instruments (0.1)%		(317)
Other Assets and Liabilities, Net 0.3%		1,307
Total Net Assets 100.0%		401,976

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	97	June 2022	20,602	(317)	1,372

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	377,893	—	—	377,893
Short Term Investments	23,093	—	—	23,093
	400,986	—	—	400,986
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,372	—	—	1,372
	1,372	—	—	1,372

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 97.7%
China 17.6%
Alibaba Group Holding Limited (a) (b)	2,233	30,268
Baidu, Inc. - Class A - ADR (a)	56	7,469
Full Truck Alliance Co Ltd - Class A - ADR (a) (c)	353	2,353
JD.com, Inc. - Class A (a)	34	974
Meituan Dianping - Class B (a) (b)	1,594	30,717
NIO, Inc. - Class A - ADR (a)	959	20,191
Pinduoduo Inc. - ADR (a)	73	2,936
Ping An Insurance (Group) Co of China Ltd - Class H	1,766	12,412
Tencent Holdings Limited	1,022	47,699
Wuxi Biologics Cayman Inc (a) (b)	1,292	10,561
		165,580
Netherlands 15.2%
Adyen B.V. (a) (b)	25	49,429
argenx SE (a)	74	23,380
ASML Holding	105	70,611
		143,420
United States of America 12.7%
Illumina, Inc. (a)	65	22,849
Moderna, Inc. (a)	189	32,542
Spotify Technology S.A. (a)	210	31,757
Tesla Inc. (a)	30	32,444
		119,592
France 7.1%
Kering SA	67	42,272
L'Oreal SA	61	24,370
		66,642
Japan 6.6%
M3, Inc.	681	24,603
Nidec Corp.	334	26,499
SBI Holdings Inc.	134	3,376
SMC Corp.	14	7,618
		62,096
Argentina 6.3%
MercadoLibre S.R.L (a)	50	59,587
Denmark 5.7%
Ambu A/S - Class B	433	6,394
Genmab A/S (a)	75	27,503
Novozymes A/S - Class B	73	5,042
Vestas Wind Systems A/S	502	14,847
		53,786
Germany 5.0%
Delivery Hero SE (a) (b)	232	10,167
Hellofresh SE (a)	323	14,508
home24 SE (a)	73	546
Jumia Technologies AG - ADR (a)	256	2,453
MorphoSys AG (a)	23	626
Zalando SE (a) (b)	370	18,742
		47,042
Italy 4.4%
Exor Nederland N.V.	193	14,706
Ferrari N.V.	123	26,770
		41,476
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,691	34,842
Sweden 3.0%
Atlas Copco Aktiebolag - Class A	348	18,093
Kinnevik AB - Class B (a)	320	8,386
Oatly Group AB (Publ) - ADR (a) (c)	407	2,039
		28,518
United Kingdom 2.2%
Fiat Chrysler Automobiles N.V. (a)	441	7,149
Ocado Group PLC (a)	885	13,572
		20,721
Belgium 1.7%
Umicore	366	15,767
Hong Kong 1.6%
AIA Group Limited	930	9,709
Hong Kong Exchanges & Clearing Ltd.	115	5,373
		15,082
India 1.1%
Housing Development Finance Corp.	335	10,524
Australia 1.0%
Wisetech Global Limited	251	9,465
Switzerland 0.7%
Temenos Group AG - Class N	73	6,999
South Korea 0.7%
Coupang, Inc. - Class A (a)	383	6,774
Singapore 0.7%
SEA, Ltd. - Class A - ADR (a)	56	6,738
Israel 0.5%
Wix.Com Ltd. (a)	47	4,936
Brazil 0.2%
NU Holdings Ltd. - Class A (a)	254	1,960
Total Common Stocks (cost $1,300,360)		921,547
PREFERRED STOCKS 1.3%
Germany 1.3%
Sartorius AG	29	12,672
Total Preferred Stocks (cost $16,067)		12,672
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (d) (e)	9,557	9,557
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	2,703	2,703
Total Short Term Investments (cost $12,260)		12,260
Total Investments 100.3% (cost $1,328,687)		946,479
Other Assets and Liabilities, Net (0.3)%		(2,872)
Total Net Assets 100.0%		943,607

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	59,771	49,429	5.2
Alibaba Group Holding Limited	04/13/21	67,446	30,268	3.2
Delivery Hero SE	04/13/21	34,751	10,167	1.1
Meituan Dianping - Class B	04/13/21	55,608	30,717	3.3
Wuxi Biologics Cayman Inc	06/10/21	18,932	10,561	1.1
Zalando SE	04/13/21	39,094	18,742	2.0
		275,602	149,884	15.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	237,028	684,519	—	921,547
Preferred Stocks	12,672	—	—	12,672
Short Term Investments	12,260	—	—	12,260
	261,960	684,519	—	946,479

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.6%
Information Technology 29.5%
Affirm Holdings, Inc. - Class A (a) (b)	36	1,668
Appian Corporation - Class A (a)	23	1,366
Cloudflare, Inc. - Class A (a)	33	3,972
Datadog, Inc. - Class A (a)	16	2,342
HashiCorp, Inc. - Class A (a) (b)	18	968
NVIDIA Corporation (a)	14	3,841
Snowflake Inc. - Class A (a)	10	2,299
The Trade Desk, Inc. - Class A (a)	109	7,544
Twilio Inc. - Class A (a)	17	2,843
Workday, Inc. - Class A (a)	11	2,704
Zoom Video Communications, Inc. - Class A (a)	15	1,799
		31,346
Consumer Discretionary 25.5%
Amazon.com, Inc. (a)	2	6,041
Carvana Co. - Class A (a)	12	1,380
Chegg, Inc. (a)	47	1,706
Chewy, Inc. - Class A (a) (b)	39	1,607
Coursera, Inc. (a)	57	1,321
Doordash, Inc. - Class A (a)	14	1,584
Duolingo, Inc. - Class A (a) (b)	6	580
Peloton Interactive, Inc. - Class A (a)	31	828
Rivian Automotive, Inc. - Class A (a)	18	884
Tesla Inc. (a)	8	8,369
Wayfair Inc. - Class A (a)	25	2,799
		27,099
Health Care 20.5%
10X Genomics, Inc. - Class A (a)	16	1,190
ABIOMED, Inc. (a)	8	2,633
Alnylam Pharmaceuticals, Inc. (a)	11	1,841
Denali Therapeutics Inc. (a)	39	1,259
Ginkgo Bioworks Holdings, Inc. - Class A (a)	201	811
Illumina, Inc. (a)	11	3,879
Moderna, Inc. (a)	32	5,548
Novocure Limited (a)	20	1,665
Penumbra, Inc. (a)	7	1,441
Recursion Pharmaceuticals, Inc. - Class A (a)	35	250
Sana Biotechnology, Inc. (a)	26	214
Teladoc Health, Inc. (a) (b)	16	1,144
		21,875
Financials 10.2%
First Republic Bank	12	1,899
Lemonade, Inc. (a) (b)	22	591
MarketAxess Holdings Inc. (a)	5	1,555
Shopify Inc. - Class A (a)	10	6,809
		10,854
Communication Services 8.4%
Netflix, Inc. (a)	10	3,743
Pinterest, Inc. - Class A (a)	33	811
Roku Inc. - Class A (a)	18	2,269
Snap Inc. - Class A (a)	59	2,106
		8,929
Industrials 4.7%
CoStar Group, Inc. (a)	38	2,518
Watsco Inc.	8	2,516
		5,034
Real Estate 0.8%
Redfin Corporation (a)	49	883
Total Common Stocks (cost $152,182)		106,020
SHORT TERM INVESTMENTS 2.2%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	1,674	1,674
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (c) (d)	656	656
Total Short Term Investments (cost $2,330)		2,330
Total Investments 101.8% (cost $154,512)		108,350
Other Assets and Liabilities, Net (1.8)%		(1,945)
Total Net Assets 100.0%		106,405

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	106,020	—	—	106,020
Short Term Investments	2,330	—	—	2,330
	108,350	—	—	108,350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 96.8%
Japan 21.5%
Advantest Corporation	3	220
AEON Mall Co. Ltd.	2	20
AICA Kogyo Co., Ltd.	—	7
Air Water Inc.	1	10
Amada Co. Ltd.	15	134
Anritsu Corporation	3	42
Aozora Bank, Ltd.	3	63
Asahi Kasei Corp. (a)	8	67
Astellas Pharma Inc.	4	64
Benesse Holdings Inc.	2	35
Bridgestone Corp.	8	298
Calbee,Inc.	2	41
Canon Inc.	4	100
Casio Computer Co. Ltd.	12	141
Chugai Pharmaceutical Co. Ltd.	6	194
Chugoku Electric Power Co. Inc. (a)	1	9
COMSYS Holdings Corporation (a)	1	17
Daifuke Co. Ltd.	2	114
Daiichi Sankyo Company, Ltd	12	263
Daikin Industries Ltd.	2	382
Daito Trust Construction Co. Ltd.	1	128
Daiwa House Industry Co. Ltd.	2	39
DMG Mori Co., Ltd.	4	56
EBARA Corporation	—	17
Eisai Co. Ltd.	4	176
Fanuc Ltd.	—	71
Fast Retailing Co. Ltd.	—	51
Fuji Oil Holdings Inc.	4	66
FUJIFILM Holdings Corp.	4	226
Hikari Tsushin Inc.	—	34
Hisamitsu Pharmaceutical Co. Inc.	1	27
Honda Motor Co. Ltd.	3	85
Hoya Corp.	3	317
Hulic Co. Ltd.	1	11
Inpex Corporation	26	308
ITOCHU Corp. (a)	7	234
Japan Post Bank Co., Ltd. (a)	5	36
Japan Post Holdings Co., Ltd.	22	165
Japan Tobacco Inc.	40	686
Kao Corp.	4	144
Keyence Corp.	1	373
Kinden Corp.	1	10
Kmto Energy K.K.	1	11
Komatsu Ltd.	2	48
Konica Minolta Holdings Inc.	9	37
Kuraray Co. Ltd.	4	32
Kyocera Corp.	1	28
Lawson Inc.	—	15
Lion Corp.	5	59
Mitsubishi Corp.	3	116
Mitsubishi Motors Corp. (b)	6	15
Mitsui & Co. Ltd.	3	81
Mitsui Mining & Smelting Co Ltd	1	22
Mitsui OSK Lines Ltd. (a)	2	50
MS&AD Insurance Group Holdings, Inc. (a)	7	240
Murata Manufacturing Co. Ltd.	4	278
NEC Corp.	8	336
NET One Systems Co. Ltd.	4	89
NEXON Co.,Ltd.	2	36
NGK Spark Plug Co. Ltd.	1	23
Nidec Corp.	2	175
Nikon Corp.	1	12
Nippon Telegraph & Telephone Corp.	9	259
Nippon Yusen KK (a)	1	114
Nissan Motor Co., Ltd. (b)	7	33
Nitto Denko Corp.	—	14
Nomura Research Institute Ltd.	1	16
Obic Co. Ltd.	1	75
Olympus Corp.	14	265
Omron Corp.	4	281
Otsuka Holdings Co., Ltd.	2	62
Recruit Holdings Co., Ltd.	7	316
Relo Group, Inc.	2	25
Santen Pharmaceutical Co. Ltd.	4	41
Sanwa Holdings Corporation	1	9
SBI Holdings Inc.	2	40
Seiko Epson Corp.	1	12
Sekisui House Ltd.	16	306
Shimadzu Corp.	1	28
Shin-Etsu Chemical Co. Ltd.	3	504
Softbank Corp. (a)	12	138
SoftBank Group Corp.	5	216
Sony Corp.	2	196
Subaru Corp. NPV	8	119
Sumitomo Chemical Co. Ltd. (a)	129	591
Sumitomo Corp. (a)	26	455
Sumitomo Heavy Industries Ltd. (a)	1	12
Sumitomo Mitsui Financial Group Inc.	21	683
Sundrug Co. Ltd.	1	34
Suntory Beverage & Food Limited	1	38
Suzuki Motor Corp.	1	45
Taiheiyo Cement Corp.	1	13
Takeda Pharmaceutical Co. Ltd.	1	17
TDK Corp.	1	25
Teijin Ltd.	2	19
Terumo Corp.	9	267
Toda Corp. (a)	2	11
Tohoku Electric Power Co. Inc.	3	19
Tokio Marine Holdings Inc. (a)	4	203
Tokyo Electron Ltd.	2	875
Tokyo Gas Co. Ltd.	8	137
Toshiba Corp.	1	52
Toyota Motor Corp.	12	219
Trend Micro Inc.	2	129
Unicharm Corp.	8	282
Yamada Denki Co. Ltd.	17	53
Yamaha Motor Co. Ltd.	3	76
Yaskawa Electric Corp.	1	51
		14,559
United Kingdom 11.5%
Anglo American PLC	6	291
Ashtead Group Public Limited Company	8	530
Associated British Foods PLC	7	146
AstraZeneca PLC	5	597
Auto Trader Group PLC	2	13
Avast PLC (c)	6	44
Bellway P L C	1	32
BP P.L.C.	83	407
British American Tobacco P.L.C.	19	810
BT Group Plc	29	70
Centrica PLC (b)	41	43
Convatec Group PLC (c)	7	21
Croda International Public Limited Company	—	43
Dechra Pharmaceuticals PLC	—	11
Diageo PLC	20	992
Direct Line Insurance Limited	5	18
Experian PLC	6	229
Ferguson PLC	—	17
Fiat Chrysler Automobiles N.V. (b)	4	70
Future PLC	—	13
GlaxoSmithKline PLC	12	259
Greggs PLC	2	69
HomeServe PLC	8	93
HSBC Holdings PLC	9	61
IG Group Holdings PLC	4	41
IMI Plc	5	83
Imperial Brands PLC	4	78
ITV Plc	82	87
Johnson Matthey PLC	—	8
Legal & General Group PLC	5	18
Lloyds Banking Group PLC	334	205
Next PLC	1	89
Persimmon Public Limited Company	—	12
Phoenix Group Holdings PLC	4	36
Relx PLC	7	234

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Rentokil Initial PLC	13	91
Rightmove PLC	14	120
Rio Tinto PLC	4	329
Rolls-Royce Holdings plc (b)	45	60
Smiths Group PLC	6	120
Spectris PLC	4	127
Spirax-Sarco Engineering PLC	—	75
SSE PLC	2	45
Standard Chartered PLC	8	52
Taylor Wimpey PLC	6	11
Tesco PLC	58	210
Unilever PLC (b)	7	334
Unilever PLC	6	274
Whitbread PLC (b)	3	122
WPP 2012 Limited	1	15
		7,755
France 11.3%
Amundi (c)	2	126
AtoS SE (b)	—	9
AXA SA	6	183
Biomerieux SA	—	9
BNP Paribas SA	1	68
Capgemini SA	2	463
Carrefour SA	5	99
Credit Agricole SA	4	51
Dassault Systemes	1	51
Electricite de France (a)	34	322
Engie (b)	26	345
Hermes International SCA	—	365
Kering SA	1	456
Klepierre	4	96
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	356
Legrand SA	2	183
L'Oreal SA	2	865
LVMH Moet Hennessy Louis Vuitton SE	1	875
Pernod-Ricard SA	2	330
Publicis Groupe SA	3	157
Rubis	7	197
Sanofi SA	2	186
Sartorius Stedim Biotech	—	101
Schneider Electric SE (b)	4	619
Societe Generale SA	9	236
Teleperformance	—	133
Thales SA	1	77
Total SA (a)	9	480
VINCI	2	174
		7,612
Australia 9.4%
AGL Energy Limited	13	77
Alumina Ltd.	26	39
AMP Ltd. (b)	16	12
Ansell Limited	1	10
APA Group	4	28
Aristocrat Leisure Limited	12	312
Atlas Arteria Limited	3	14
Aurizon Holdings Limited	45	125
Australia & New Zealand Banking Group Ltd.	4	84
BHP Group PLC	29	1,120
Boral Ltd. (b)	4	12
Brambles Limited	15	111
Charter Hall Limited	—	5
Coles Group Limited	10	128
Commonwealth Bank of Australia	7	543
CSL Ltd.	2	387
Evolution Mining Limited	16	51
Flight Centre Ltd. (b)	1	21
Goodman Funding Pty Ltd	9	149
GPT Group	3	12
JB Hi-Fi Limited	3	117
Macquarie Group Limited	2	324
Medibank Private Limited	147	337
Metcash Limited	5	17
Mirvac Group	76	140
National Australia Bank Ltd.	3	69
Newcrest Mining Ltd.	10	209
Northern Star Resources Ltd.	11	92
OZ Minerals Ltd.	1	13
Pro Medicus Limited	—	11
QBE Insurance Group Ltd.	22	184
Qube Holdings Limited	5	12
REA Group Ltd.	3	326
Rio Tinto Ltd.	3	246
Santos Ltd.	14	82
Scentre Group Limited	104	235
Sonic Health Care Ltd.	1	32
South32 Limited	47	176
Stockland	13	42
Wesfarmers Ltd.	1	25
Westpac Banking Corporation	9	160
Wisetech Global Limited	2	93
Woodside Petroleum Ltd.	6	148
WorleyParsons Ltd.	2	16
		6,346
Switzerland 8.5%
ABB Ltd. - Class N	21	690
Banque Cantonale Vaudoise - Class N	1	46
BELIMO Holding AG - Class N	—	13
BKW Energie AG	—	15
Compagnie Financiere Richemont SA	4	451
DKSH Holding AG	—	26
Dufry AG - Class N (b)	—	13
Flughafen Zurich AG - Class N (b)	—	30
Givaudan SA - Class N	—	289
Glencore PLC	36	234
IWG PLC (b)	10	34
Kühne + Nagel International AG	—	58
Lonza Group AG	—	315
Nestle SA - Class N	9	1,126
Novartis AG - Class N	13	1,120
PSP Swiss Property AG - Class N	—	36
Sika AG	1	420
Straumann Holding AG - Class N	—	85
Swatch Group AG	1	255
Swiss Re AG	1	88
Tecan Group AG - Class N	—	26
Temenos Group AG - Class N	—	15
UBS Group AG	3	55
VAT Group AG (c)	—	86
Zurich Insurance Group AG - Class N	—	208
		5,734
Germany 7.8%
Allianz SE	3	789
Aurubis AG	—	21
BASF SE - Class N	—	10
Bayer AG - Class N	4	289
Bayerische Motoren Werke AG	4	305
Daimler AG - Class N	3	236
Deutsche Boerse AG - Class N	2	362
Deutsche Post AG - Class N	12	561
DWS Group GmbH & Co. KGaA (c)	1	54
E.ON SE - Class N	11	126
Evonik Industries AG	14	375
Fraport AG Frankfurt Airport Services Worldwide (b)	—	16
freenet AG - Class N	1	21
Hochtief AG	1	53
Hugo Boss AG	—	10
Infineon Technologies AG - Class N	2	52
LEG Immobilien AG	—	16
Merck KGaA	1	121
SAP SE	6	646
Scout24 Holding GmbH (c)	8	449
Siemens AG - Class N	4	620
Symrise AG	—	57
TeamViewer AG (b)	2	35
Telefonica Deutschland Holding AG	9	24
Wacker Chemie AG	—	65
		5,313

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Netherlands 5.8%
Adyen B.V. (b) (c)	—	12
argenx SE (b)	—	24
ASML Holding	2	1,179
ASR Nederland N.V.	5	243
Heineken NV	1	56
IMCD B.V.	1	167
ING Groep N.V.	2	22
Koninklijke Ahold Delhaize N.V.	7	211
Koninklijke Vopak N.V.	2	61
OCI N.V. (b)	—	12
PostNL NV	11	41
Prosus N.V.	3	145
Randstad NV (a)	4	259
Shell PLC - Class A	36	976
Unibail-Rodamco SE	—	5
Wolters Kluwer NV - Class C	5	503
		3,916
Sweden 3.3%
AB Sagax - Class B	1	26
Atlas Copco Aktiebolag - Class A	4	201
Atlas Copco Aktiebolag - Class B	1	43
Elekta AB (publ) - Class B (a)	13	100
Epiroc Aktiebolag - Class A	1	16
Essity Aktiebolag (publ) - Class B (a)	3	76
Evolution Gaming Group AB (publ) (c)	—	22
Holmen Aktiebolag - Class B	—	12
Indutrade Aktiebolag	1	37
Investor Aktiebolag - Class B	18	389
L E Lundbergforetagen AB - Class B	—	21
Lundin Petroleum AB	3	109
Saab AB - Class B	7	239
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	3	12
Svenska Handelsbanken AB - Class A	2	20
Swedish Match AB	81	612
Tele2 AB - Class B	6	84
Telefonaktiebolaget LM Ericsson - Class B (a)	26	240
		2,259
Hong Kong 2.7%
AIA Group Limited	80	833
ASM Pacific Technology Ltd.	5	54
Budweiser Brewing Company APAC Limited (c)	7	18
CK Asset Holdings Limited	4	24
CK Hutchison Holdings Limited (a)	17	125
Hysan Development Co. Ltd.	3	9
Jardine Matheson Holdings Ltd. (b)	3	143
Kerry Properties Ltd.	18	51
Link Real Estate Investment Trust	4	34
New World Development Company Limited	7	28
Sun Hung Kai Properties Ltd.	8	89
Swire Pacific Ltd. - Class A (a)	11	70
Swire Properties Limited	8	19
Techtronic Industries Company Limited	18	290
WH Group Limited (c)	54	34
		1,821
Singapore 2.2%
City Developments Ltd.	10	60
DBS Group Holdings Ltd.	4	113
Jardine Cycle & Carriage Ltd.	18	326
Mapletree Commercial Trust Management Ltd. (c)	26	36
Oversea-Chinese Banking Corporation Limited	13	114
Singapore Telecommunications Limited	357	693
Suntec Real Estate Investment Trust	10	13
United Overseas Bank Ltd.	5	113
		1,468
Spain 2.2%
Acciona,S.A.	1	201
Banco Bilbao Vizcaya Argentaria, S.A. (a)	46	260
Banco de Sabadell, S.A.	115	94
Banco Santander, S.A.	137	466
Bankinter SA	4	26
Fluidra S.A.	2	47
Iberdrola, Sociedad Anonima	1	11
Industria de Diseno Textil, S.A.	17	361
		1,466
Italy 2.1%
Assicurazioni Generali SpA (a)	5	110
Banca Generali S.p.A. (a)	2	92
Banca Mediolanum SpA	6	53
Bper Banca Spa	32	56
Davide Campari-Milano S.p.A.	1	12
Enel SpA	21	141
Ferrari N.V.	—	10
Hera S.p.A.	8	28
Interpump Group SpA	—	8
Intesa Sanpaolo SpA	124	284
Italgas S.p.A.	14	89
Mediobanca SpA	31	316
Moncler S.p.A.	—	19
Pirelli & C. S.p.A. (c)	7	39
Prada S.p.A.	1	9
Reply S.p.A.	—	12
UniCredit S.p.A.	10	113
Unipol Gruppo Finanziario S.P.A.	2	10
UnipolSai Assicurazioni S.p.A.	4	12
		1,413
Denmark 1.8%
A P Moller - Maersk A/S - Class B	—	97
Carlsberg A/S - Class B	—	50
Genmab A/S (b)	—	119
H Lundbeck A/S	1	12
Jyske Bank A/S (b)	1	30
Novo Nordisk A/S - Class B	8	839
Novozymes A/S - Class B	1	40
Tryg A/S	—	12
		1,199
Finland 1.4%
Kesko Oyj - Class B	4	116
Kone Corporation	4	195
Neste Oyj	2	112
Nokia Oyj (b)	56	309
Nordea Bank ABP (b)	19	196
Valmet Oy	—	9
		937
Norway 1.4%
Aker ASA (a)	2	70
Aker ASA	—	11
DNB Bank ASA	1	13
Equinor ASA	17	647
Nordic Semiconductor ASA (b)	1	20
Norsk Hydro ASA	2	20
Orkla ASA	3	25
Schibsted ASA - Class A	—	7
Telenor ASA	8	120
		933
Israel 1.0%
Bank Hapoalim BM	34	334
Bezeq Israeli Telecommunication Corp. Ltd.	10	17
Israel Discount Bank Ltd.	15	92
Nice Ltd. (b)	—	44
Teva Pharmaceutical Industries Ltd (b)	23	213
		700
Belgium 0.9%
Anheuser-Busch InBev	1	60
D'ieteren	—	24
Elia Group	—	21
Groupe Bruxelles Lambert SA	2	184
KBC Groep NV	—	15
Solvay SA	2	179
Warehouses De Pauw	3	130
		613
Portugal 0.7%
Energias de Portugal SA	45	223

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Jeronimo Martins, SGPS, S.A.	10	240
		463
Austria 0.6%
ams AG (b)	1	18
Andritz AG	2	84
BAWAG Group AG (c)	3	135
Erste Group Bank AG	3	123
Raiffeisen Bank International AG (b)	2	26
		386
Ireland 0.4%
James Hardie Industries Public Limited Company - CDI	8	235
Kerry Group Plc	—	11
Kingspan Group Plc	1	53
		299
New Zealand 0.3%
Fisher & Paykel Healthcare Corp.	8	142
Spark New Zealand Ltd.	11	35
		177
Luxembourg 0.0%
RTL Group SA (b)	1	41
Mexico 0.0%
Fresnillo PLC	3	24
United States of America 0.0%
Qiagen N.V. (b)	—	16
Total Common Stocks (cost $68,027)		65,450
PREFERRED STOCKS 1.3%
Switzerland 1.0%
Lindt & Spruengli AG	—	12
Roche Holding AG	2	623
		635
Germany 0.3%
Fuchs Petrolub SE	1	24
Sartorius AG	—	188
		212
Total Preferred Stocks (cost $896)		847
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 3.4%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	2,283	2,283
Investment Companies 1.8%
JNL Government Money Market Fund, 0.01% (d) (e)	1,257	1,257
Total Short Term Investments (cost $3,540)		3,540
Total Investments 103.3% (cost $72,463)		69,837
Other Derivative Instruments (0.0)%		(28)
Other Assets and Liabilities, Net (3.3)%		(2,218)
Total Net Assets 100.0%		67,591

(a) All or a portion of the security was on loan as of March 31, 2022.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/BlackRock Advantage International Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	12/29/21	16	12	—
Amundi	03/03/21	157	126	0.2
Avast PLC	03/10/22	50	44	0.1
BAWAG Group AG	10/13/21	163	135	0.2
Budweiser Brewing Company APAC Limited	02/10/22	20	18	—
Convatec Group PLC	09/16/20	18	21	—
DWS Group GmbH & Co. KGaA	08/04/21	62	54	0.1
Evolution Gaming Group AB (publ)	03/31/22	22	22	—
Mapletree Commercial Trust Management Ltd.	01/13/22	36	36	0.1
Pirelli & C. S.p.A.	06/02/21	45	39	0.1
Scout24 Holding GmbH	03/24/21	555	449	0.7
VAT Group AG	11/03/21	93	86	0.1
WH Group Limited	02/10/22	39	34	—
		1,276	1,076	1.6

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	8	June 2022	860	(28)	(2)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	—	65,450	—	65,450
Preferred Stocks	847	—	—	847
Short Term Investments	3,540	—	—	3,540
	4,387	65,450	—	69,837

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Advantage International Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 57.3%
Information Technology 12.4%
AAC Technologies Holdings Inc. (a)	154	369
Accenture Public Limited Company - Class A	—	144
Adobe Inc. (b)	1	503
Advanced Micro Devices, Inc. (b)	14	1,508
Adyen B.V. (b) (c)	5	9,058
Akamai Technologies, Inc. (b)	1	163
AlphaWave IP Group PLC (a) (b)	325	754
Altair Engineering Inc. - Class A (b)	40	2,589
Amphenol Corporation - Class A	1	48
Analog Devices, Inc. (b)	—	51
ANSYS, Inc. (b)	10	3,136
Apple Inc. (b) (d) (e)	392	68,530
Applied Materials, Inc. (b) (e)	91	12,012
ASE Technology Holding Co., Ltd.	31	110
ASM Pacific Technology Ltd.	23	230
ASML Holding	30	19,986
Atlassian Corporation PLC - Class A (b)	12	3,408
Autodesk, Inc. (b)	16	3,447
Avidxchange Holdings, Inc. (b)	3	23
Bicycle Club Joint Venture, L.P. - Class A (b)	230	827
Blend Labs, Inc. - Class A (a) (b)	42	240
Broadcom Inc. (b)	—	28
BYD Electronic (International) Company Limited (a)	57	112
Cadence Design Systems Inc. (b)	20	3,271
Capcom Co. Ltd.	—	2
CDW Corp. (b)	—	77
CGI Inc. - Class A (b)	1	77
CrowdStrike Holdings, Inc. - Class A (b)	29	6,565
Datadog, Inc. - Class A (b)	13	2,008
Daum Communications Corp.	33	2,877
Dell Technology Inc. - Class C	14	727
DocuSign, Inc. (b)	2	248
Dynatrace Holdings LLC (b)	113	5,310
EPAM Systems, Inc. (b)	3	899
F5 Networks, Inc. (b)	28	5,815
Fidelity National Information Services, Inc.	2	164
Fortinet, Inc. (b)	14	4,931
Fujitsu Ltd.	2	315
Gartner Inc. (b)	1	180
Gitlab Inc. - Class A (b)	—	15
Globalfoundries Inc. (a) (b)	46	2,875
Glodon Company Limited - Class A (b)	80	623
HCL Technologies Ltd.	22	332
Hewlett Packard Enterprise Company	34	576
Hexagon Aktiebolag - Class B	114	1,607
Hon Hai Precision Industry Co. Ltd.	51	188
HP Inc.	6	207
HubSpot Inc. (b)	1	653
Hundsun Technologies Inc. - Class A (b)	122	850
Infineon Technologies AG - Class N	94	3,200
Informatica Inc. - Class A (a) (b)	66	1,301
Intel Corporation (b)	1	44
Intuit Inc. (b)	6	3,027
Keyence Corp.	5	2,108
Kingdee International Software Group Co. Ltd. (b)	121	264
Kingsoft Corp Ltd	173	553
KLA-Tencor Corp. (b)	—	26
Lam Research Corp. (b)	1	643
Lenovo Group Ltd.	792	856
LG Display Co., Ltd.	5	89
Link Mobility Group Holding ASA (b) (f)	90	177
Locaweb Servicos De Internet S.A (b)	99	210
Lookout, Inc. (c) (g)	21	225
Lookout, Inc. (c) (g)	284	3,088
MasterCard Incorporated - Class A	79	28,065
MediaTek Inc.	22	692
Micron Technology, Inc. (b)	134	10,474
Microsoft Corporation (b) (e)	262	80,823
Ming Yuan Cloud Group Holdings Limited (a) (c)	190	257
MongoDB, Inc. - Class A (b)	8	3,444
NEC Corp.	12	521
NetApp, Inc. (b)	2	164
New Relic, Inc. (b)	20	1,325
Nice Ltd. - ADR (b)	51	11,216
Novatek Microelectronics Corp.	24	354
NVIDIA Corporation (b) (e)	49	13,349
NXP Semiconductors N.V. (e)	40	7,384
Obic Co. Ltd.	1	75
Okta, Inc. - Class A (b)	10	1,519
Oracle Corp. Japan	5	376
Oracle Corporation	5	374
Otsuka Corp.	1	35
Palantir Technologies Inc. - Class A (b)	15	201
Palo Alto Networks, Inc. (b)	10	6,323
Paycom Software, Inc. (b)	—	141
Paypal Holdings, Inc. (b)	—	29
Qualcomm Incorporated (b)	14	2,108
Salesforce.Com, Inc. (b)	108	22,938
Samsung Electronics Co. Ltd.	8	448
Samsung SDI Co. Ltd.	8	3,944
SAP SE	36	3,956
Seagate Technology Holdings Public Limited Company (b)	2	192
ServiceNow, Inc. (b) (e)	21	11,476
SimilarWeb Ltd. (a) (b)	20	262
SK Hynix Inc.	1	91
Skyworks Solutions, Inc. (b)	—	44
SmartRent.Com, Inc. - Class A (a) (b)	123	622
Snowflake Inc. - Class A (b)	2	371
Splunk Inc. (b)	8	1,150
STMicroelectronics NV	46	1,992
SUMCO Corporation	10	161
Taiwan Semiconductor Manufacturing Co. Ltd.	1,056	21,758
TE Connectivity Ltd. (c)	103	13,478
Telefonaktiebolaget LM Ericsson - Class B	33	299
Temenos Group AG - Class N	4	345
Thomson Reuters Corporation	3	334
Toast, Inc. - Class A (a) (b)	74	1,616
Trimble Inc. (b)	1	90
Twilio Inc. - Class A (b)	15	2,485
Unimicron Technology Corp.	12	103
United Microelectronics Corp. (b)	100	186
VeriSign, Inc. (b)	17	3,777
Visa Inc. - Class A (e)	1	262
VMware, Inc. - Class A (b)	4	505
Western Digital Corporation (b)	38	1,899
Workday, Inc. - Class A (b)	3	825
Yageo Corp.	4	60
Zebra Technologies Corp. - Class A (b)	1	295
Zscaler, Inc. (b)	19	4,631
ZTE Corporation - Class H	113	230
		454,553
Health Care 8.0%
Abbott Laboratories (e)	232	27,484
AbbVie Inc.	131	21,222
Agilent Technologies, Inc.	1	103
Aier Eye Hospital Group Co., Ltd - Class A (b)	146	722
Align Technology, Inc. (b)	—	30
Amgen Inc. (b)	—	33
Amoy Diagnostics Co., Ltd. - Class A (b)	83	669
Anthem, Inc.	—	45
Astellas Pharma Inc.	29	448
AstraZeneca PLC	144	19,053
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A (b)	15	841
Baxter International Inc.	3	259
Becton, Dickinson and Company	1	211
Boston Scientific Corporation (b) (e)	536	23,756
Bristol-Myers Squibb Company	183	13,377
Centene Corporation (b)	—	35
Chugai Pharmaceutical Co. Ltd.	3	107
Cie Generale d'Optique Essilor International SA (e)	17	3,178
CSL Ltd.	2	350
CSPC Pharmaceutical Group Ltd.	166	191
Daiichi Sankyo Company, Ltd	2	42
Danaher Corporation	3	783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
DaVita Inc. (b)	3	387
DexCom Inc. (b)	19	9,727
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	57
Edwards Lifesciences Corporation (b)	103	12,073
Eisai Co. Ltd.	8	348
Eli Lilly & Co.	—	26
Gilead Sciences, Inc. (b)	8	458
GlaxoSmithKline PLC	11	227
GN Store Nord A/S	3	158
Grand Round, Inc. (c) (g)	644	1,321
Hangzhou Tigermed Consulting Co., Ltd - Class H (c)	46	559
HCA Healthcare, Inc.	2	447
Hologic Inc. (b)	2	187
Hoya Corp.	67	7,519
Humana Inc.	48	20,706
Hygeia Healthcare Holdings Co., Limited (a) (c)	128	493
IDEXX Laboratories, Inc. (b)	1	342
Innovent Biologics, Inc. - Class B (b) (c)	27	91
Intuitive Surgical, Inc. (b)	38	11,371
IQVIA Inc. (b)	—	35
Jafron Biomedical Co., Ltd. - Class A (b)	20	146
Jiangsu Hengrui Medicine Co., Ltd. - Class A (b)	115	666
Jinxin Fertility Group Limited (a) (b) (c)	692	526
Johnson & Johnson	85	15,015
Kyowa Kirin Co., Ltd.	12	282
Laboratory Corporation of America Holdings (b)	2	444
Lonza Group AG	4	3,118
Masimo Corp. (b)	9	1,292
Medtronic Public Limited Company	2	209
Merck & Co., Inc.	6	528
Mettler-Toledo International Inc. (b)	—	634
Microport Cardioflow Medtech Corporation (a) (b) (c)	1,980	715
Moderna, Inc. (b)	6	1,039
Molina Healthcare, Inc. (b)	1	174
NMC Health PLC (g)	162	—
Novartis AG - Class N (a)	7	617
Novo Nordisk A/S - Class B	27	2,981
Olympus Corp.	7	130
Organon & Co.	5	188
Orpea	14	612
Otsuka Holdings Co., Ltd.	2	83
Pfizer Inc.	7	382
Pharmaron Beijing Co., Ltd. - Class A (b)	9	158
Pharmaron Beijing Co., Ltd. - Class H (c)	29	353
Regeneron Pharmaceuticals, Inc. (b)	5	3,420
ResMed Inc.	16	3,877
Seagen Inc. (b)	38	5,440
Shionogi & Co. Ltd.	1	31
Ship Healthcare Holdings, Inc. (a)	3	55
Smith & Nephew PLC	8	132
Straumann Holding AG - Class N	1	1,889
Stryker Corporation	16	4,341
Sysmex Corp.	4	292
Tenet Healthcare Corporation (b)	5	395
Terumo Corp.	12	368
Thermo Fisher Scientific Inc.	31	18,155
UnitedHealth Group Incorporated (e)	81	41,553
Vertex Pharmaceuticals Incorporated (b)	1	344
Waters Corp. (b)	1	271
WuXi AppTec Co., Ltd. - Class A (b)	38	673
WuXi AppTec Co., Ltd. - Class H (c)	10	151
Wuxi Biologics Cayman Inc (b) (c)	129	1,054
Zoetis Inc. - Class A	12	2,210
		294,414
Consumer Discretionary 7.5%
Adidas AG - Class N	1	295
Advance Auto Parts, Inc.	13	2,702
Airbnb, Inc. - Class A (b)	2	278
Alibaba Group Holding Limited (b) (c)	289	3,914
Alibaba Group Holding Limited - ADR (b)	63	6,800
Amazon.com, Inc. (b) (e)	17	55,833
ANTA Sports Products Limited	24	304
Aptiv PLC (b)	54	6,404
AUTO1 Group SE (b)	184	2,088
AutoZone, Inc. (b)	—	321
Bath & Body Works, Inc.	41	1,974
Bayerische Motoren Werke AG	3	276
Best Buy Co., Inc.	3	266
Burberry Group PLC	16	348
BYD Company Limited - Class A (b)	116	4,113
BYD Company Limited - Class H	8	209
Capri Holdings Limited (b) (e)	33	1,692
China International Travel Service Company, Limited - Class A (b)	26	675
China Literature Limited (b) (c)	21	86
Compagnie Financiere Richemont SA	14	1,820
Compass Group PLC	421	9,068
Coupang, Inc. - Class A (b)	78	1,385
CyberAgent Inc.	21	262
D.R. Horton, Inc.	146	10,845
Daimler AG - Class N	308	21,547
Dick's Sporting Goods Inc. (a)	8	813
Dongfeng Motor Group Co., Ltd - Class H	232	173
Dr. Martens PLC (b)	47	146
Evolution Gaming Group AB (publ) (c)	—	23
Faurecia (a)	1	31
Ferrari N.V.	12	2,529
Fiat Chrysler Automobiles N.V. (b)	30	478
Fila Korea Ltd.	3	86
Floor & Decor Holdings Inc. - Class A (b)	25	2,047
Ford Motor Company	119	2,018
General Motors Company (b) (e)	280	12,225
Genuine Parts Co.	3	343
Great Wall Motor Co. Ltd. - Class H	265	416
Gree Electric Appliances, Inc. of Zhuhai - Class A (b)	96	486
Haidilao International Holding Ltd. (a) (b) (c)	237	457
Haier Smart Home Co., Ltd - Class H	37	119
Hangzhou Robam Appliances Co., Ltd. - Class A (b)	219	1,002
Hasbro, Inc. (a) (b)	1	47
Hennes & Mauritz AB - Class B	22	290
Hilton Worldwide Holdings Inc. (b)	63	9,629
Jardine Matheson Holdings Ltd. (b)	—	22
Jawbone Inc. (c) (g)	98	—
JD Health International Inc. (a) (b) (c)	293	1,760
JD.com, Inc. - Class A (b)	33	946
Jiumaojiu International Holdings Limited	256	542
Kering SA	1	308
Kia Motors Corp.	4	216
Kingfisher Plc	92	310
La Francaise Des Jeux (f)	14	550
Lennar Corporation - Class A	16	1,280
Li Auto Inc - ADR (b)	115	2,977
Li Ning Company Limited	22	188
LKQ Corporation	6	259
Lowe`s Companies, Inc.	16	3,177
Lululemon Athletica Inc. (b)	1	374
LVMH Moet Hennessy Louis Vuitton SE	28	20,306
Mazda Motor Corp.	33	246
McDonald's Corporation	43	10,730
MercadoLibre S.R.L (b)	—	109
MGM Resorts International	4	151
NIKE, Inc. - Class B	17	2,289
Nokian Renkaat Oyj	5	77
NVR, Inc. (b)	—	22
On Holding AG - Class A (a) (b)	8	203
O'Reilly Automotive, Inc. (b)	5	3,256
Oriental Land Co. Ltd.	—	38
Pan Pacific International Holdings Corporation	23	374
Pandora A/S	40	3,838
Peloton Interactive, Inc. - Class A (a) (b)	100	2,629
Penn National Gaming Inc. (b)	22	936
Prosus N.V.	1	32
PVH Corp.	10	796
Restaurant Brands International Limited Partnership	5	274
Rivian Automotive, Inc. - Class A (a) (b)	29	1,441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Ryohin Keikaku Co. Ltd.	8	94
Samsonite International S.A. (b) (c)	86	192
Sands China Ltd. (b)	46	111
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A (b)	90	705
Signet Jewelers Limited	20	1,465
SJM Holdings Limited (b)	110	54
Sonos, Inc. (b)	54	1,531
Starbucks Corporation (b)	93	8,414
Suzuki Motor Corp.	4	137
Swatch Group AG	1	184
Tapestry Inc.	8	284
Tesla Inc. (b) (e)	4	4,716
The Home Depot, Inc.	52	15,508
THG Holdings PLC (b)	958	1,167
TJX Cos. Inc.	137	8,327
Toyota Motor Corp.	6	109
Tractor Supply Co. (b)	3	643
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	4	1,444
VF Corp.	1	36
Victoria's Secret & Co. (b)	13	674
Vitesco Technologies Group Aktiengesellschaft (b)	2	82
Williams-Sonoma Inc.	11	1,525
Yum China Holdings, Inc. (b)	16	697
Yum China Holdings, Inc.	10	425
Yum! Brands, Inc.	2	244
Zhongsheng Group Holdings Limited	16	109
		276,396
Communication Services 5.3%
Alphabet Inc. - Class A (b)	—	292
Alphabet Inc. - Class C (b) (e)	21	58,963
Altice USA, Inc. - Class A (b)	11	140
America Movil SAB de CV	47	50
Auto Trader Group PLC	183	1,524
Booking Holdings Inc. (b)	—	378
Cellnex Telecom, S.A. (b) (c)	300	14,414
Charter Communications, Inc. - Class A (b)	17	9,164
Comcast Corporation - Class A (b)	262	12,270
Deutsche Telekom AG - Class N	1,117	20,933
Electronic Arts Inc.	5	602
Expedia Group, Inc. (b)	14	2,709
Facebook, Inc. - Class A (b)	14	3,066
Frontier Communications Parent, Inc. (b)	73	2,008
Genius Sports Limited (b)	136	628
Intouch Holdings Public Company Limited	93	217
Krafton, Inc. (b)	—	71
Liberty SiriusXM Group - Series A (b)	136	6,206
Liberty SiriusXM Group - Series C (b)	188	8,591
Lions Gate Entertainment Corp. - Class A (b)	79	1,278
Live Nation Entertainment, Inc. (b)	26	3,048
Meituan Dianping - Class B (b) (c)	55	1,050
NetEase, Inc.	27	475
Netflix, Inc. (b)	2	738
Nippon Telegraph & Telephone Corp.	2	52
Singapore Press Holdings Ltd.	12	21
Softbank Corp. (a)	4	41
SoftBank Group Corp.	21	959
Telefonica Deutschland Holding AG	136	372
Telia Co. AB (a)	44	178
Tencent Holdings Limited	251	11,697
T-Mobile US, Inc. (b)	—	57
Vantage Towers AG	361	12,778
Verizon Communications Inc.	24	1,245
Vodafone Group Public Limited Company	30	49
Walt Disney Co. (b)	130	17,893
		194,157
Industrials 5.3%
3M Company	3	477
A P Moller - Maersk A/S - Class B	—	692
ABB Ltd. - Class N	15	484
Adecco Group AG - Class N	4	191
Airbus SE	—	42
Aktiebolaget SKF - Class B (a)	24	385
Aktiebolaget Volvo - Class B	707	13,143
Allegion Public Limited Company	—	23
Alstom	2	51
AMETEK, Inc.	—	54
Asahi Glass Co. Ltd.	1	56
Ashtead Group Public Limited Company	10	630
Atlas Copco Aktiebolag - Class A	35	1,809
Brenntag AG - Class N	1	64
Canadian National Railway Company	1	143
Carrier Global Corporation	30	1,385
Cie de Saint-Gobain	179	10,656
Contemporary Amperex Technology Co., Limited - Class A (b)	90	7,203
COSCO SHIPPING Holdings Co., Ltd. - Class A (b)	77	186
COSCO SHIPPING Holdings Co., Ltd. - Class H	131	226
Country Garden Services Holdings Company Limited	28	119
CSX Corp. (b)	50	1,883
Daimler Truck Holding AG (b)	16	454
Deere & Company	6	2,361
Delta Air Lines, Inc. (b)	35	1,392
DL E&C Co., Ltd.	—	28
DSV Panalpina A/S	16	3,020
Embraer S.A. (b)	75	236
Emerson Electric Co.	6	562
Epiroc Aktiebolag - Class A	83	1,781
Evergreen Marine Corp Taiwan Ltd.	60	281
Experian PLC	2	73
Fanuc Ltd.	77	13,595
FedEx Corporation	5	1,053
Fortive Corporation	268	16,302
Fortune Brands Home & Security, Inc.	—	27
Generac Holdings Inc. (b)	8	2,281
General Dynamics Corporation	—	66
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (b)	377	724
Hino Motors Ltd.	34	198
Honeywell International Inc. (b)	—	30
Huntington Ingalls Industries Inc.	2	310
Husqvarna Aktiebolag - Class B	19	203
Illinois Tool Works Inc.	—	35
Ingersoll Rand Inc.	2	82
Interglobe Aviation Limited (b) (c)	7	180
Intertek Group Plc	1	59
Iveco Group N.V. (b)	5	33
Johnson Controls International Public Limited Company	17	1,112
Kingspan Group Plc	6	631
Koninklijke Philips N.V.	15	463
Kühne + Nagel International AG	—	135
LG Energy Solution Ltd. (b)	37	13,229
Lockheed Martin Corporation	—	30
Makita Corp.	1	26
Masco Corporation	99	5,062
Mirion Technologies, Inc. - Class A (a) (b)	42	339
Mitsubishi Electric Corp.	44	509
Nihon M & A Center Inc.	2	34
Otis Worldwide Corporation	2	141
Parker-Hannifin Corporation	2	612
Randstad NV (a)	6	358
Raytheon BBN Technologies Corp.	1	80
Recruit Holdings Co., Ltd.	76	3,311
Relx PLC	3	97
Rockwell Automation Inc.	1	332
Rollins Inc.	7	245
Royal Mail PLC	36	156
Sarcos Technology And Robotics Corporation (a) (b)	8	51
Schneider Electric SE (b)	4	607
Siemens AG - Class N	203	28,075
Siemens Energy AG	8	176
SITC International Holdings Company Limited	191	670
Snap-On Inc.	1	237
Southwest Airlines Co. (b)	4	182
Spirax-Sarco Engineering PLC	13	2,057
Stanley Black & Decker, Inc.	1	84

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Taiwan Glass Industry Corporation	57	50
Textron Inc.	—	34
The Boeing Company (b)	2	390
Trane Technologies Public Limited Company	9	1,317
TransDigm Group Inc. (b)	4	2,434
Uber Technologies, Inc. (b)	46	1,626
United Parcel Service Inc. - Class B	92	19,702
United Rentals Inc. (b)	7	2,595
Verisk Analytics, Inc. (b)	14	3,094
Vertiv Holdings, LLC - Class A	662	9,262
Wan Hai Lines Ltd.	21	116
Wartsila Oyj	19	178
Waste Connections, Inc. (b)	2	331
WEG SA (b)	27	201
WillScot Mobile Mini Holdings Corp. - Class A (b)	57	2,229
XPO Logistics, Inc. (b)	68	4,951
Yamato Holdings Co. Ltd.	18	336
Yang Ming Marine Transport Corporation	56	243
Zto Express Co., Ltd. - Class A - ADR (b)	1	27
		193,425
Financials 5.3%
Agricultural Bank of China Limited - Class H	1,526	584
AIA Group Limited	916	9,559
Allianz SE	—	39
ALTC Acquisition Corp. - Class A (b)	97	946
Arthur J Gallagher & Co.	—	47
Banco do Brasil S.A (b)	21	154
Bank of America Corporation (e)	712	29,360
Bank of China Limited - Class H	1,026	411
Barclays PLC (e)	898	1,746
Berkshire Hathaway Inc. - Class B (b)	1	409
BNP Paribas SA (e)	196	11,198
Capital One Financial Corporation	1	141
Cathay Financial Holding Co. Ltd.	106	238
China Construction Bank Corporation - Class H	1,392	1,041
China Life Insurance Company Limited - Class H	118	180
China Merchants Bank Co., Ltd. - Class H	178	1,385
China Pacific Insurance (Group) Co., Ltd. - Class H	119	287
Citigroup Inc.	1	35
CME Group Inc. - Class A (b)	13	2,994
Credit Agricole SA	7	78
DBS Group Holdings Ltd.	16	415
Deutsche Boerse AG - Class N	1	182
First Republic Bank	2	332
FirstRand Ltd.	8	42
Franklin Resources Inc.	6	171
Fubon Financial Holding Co. Ltd.	112	298
Great-West Lifeco Inc.	4	124
Hana Financial Group Inc.	11	430
Hargreaves Lansdown PLC	4	57
Hedosophia European Growth (b)	120	1,312
Highland Transcend Partners I Corp. - Class A (b)	100	985
Industrial and Commercial Bank of China Limited - Class H	1,575	964
ING Groep N.V.	1,547	16,212
Intesa Sanpaolo SpA	4,223	9,672
Invesco Ltd.	8	182
JPMorgan Chase & Co.	5	702
Julius Bar Gruppe AG - Class N	3	161
KB Financial Group Inc.	5	254
Khosla Ventures Acquisition Co. - Class A (b)	86	839
Kinnevik AB - Class B (b)	1	37
Legal & General Group PLC	69	246
Liberty Media Acquisition Corporation (b)	252	2,528
Lloyds Banking Group PLC	29,890	18,337
Loews Corp.	1	39
Marsh & McLennan Companies, Inc.	135	23,019
Mizuho Financial Group Inc. (a)	29	374
Moody's Corp.	1	266
Morgan Stanley	156	13,613
MSCI Inc. - Class A	—	123
Nomura Holdings Inc.	104	435
Northern Trust Corp.	2	240
NU Holdings Ltd. - Class A (a) (b)	233	1,799
Partners Group Holding AG	—	474
PICC Property & Casualty Co. Ltd. - Class H	374	380
Ping An Insurance (Group) Co of China Ltd - Class H	54	380
Power Corporation of Canada	3	79
PT. Bank Central Asia Tbk	656	365
QBE Insurance Group Ltd.	5	39
Royal Bank of Canada	—	45
S&P Global Inc.	9	3,762
Samsung Fire & Marine Insurance Co. Ltd.	1	187
Shopify Inc. - Class A (b)	—	131
Shopify Inc. - Class A (b)	1	501
Signature Bank	—	26
SinoPac Financial Holdings Co. Ltd.	88	56
Societe Generale SA	83	2,221
Sumitomo Mitsui Trust Holdings Inc.	3	111
Sun Life Financial Inc.	1	68
SVB Financial Group (b)	—	39
Svenska Handelsbanken AB - Class A (a)	13	121
T. Rowe Price Group, Inc. (b)	2	262
Taiwan Cooperative Bank, Ltd.	156	160
The Bank of New York Mellon Corporation	1	50
The Charles Schwab Corporation (e)	280	23,587
The PNC Financial Services Group, Inc.	4	644
The Royal Bank of Scotland Group Public Limited Company	117	331
The Toronto-Dominion Bank	1	97
U.S. Bancorp	30	1,575
UBS Group AG	5	90
UniCredit S.p.A.	4	41
United Overseas Bank Ltd.	16	385
Venustech Group Inc. - Class A (b)	166	545
W. R. Berkley Corporation	—	32
Wells Fargo & Company	1	60
Willis Towers Watson Public Limited Company	2	377
Wuhan Raycus Fiber Laser Technologies Co., Ltd - Class A (b)	89	547
		192,990
Materials 4.6%
Air Products and Chemicals, Inc.	59	14,706
Akzo Nobel N.V.	76	6,568
Albemarle Corporation	60	13,316
Alcoa Corporation (e)	88	7,903
Anglo American PLC	84	4,419
ArcelorMittal	38	1,229
Arkema	60	7,207
Barrick Gold Corporation	3	79
BASF SE - Class N	8	479
BHP Group Limited (b)	105	4,072
BHP Group PLC	24	926
CF Industries Holdings Inc. (e)	134	13,797
China Hongqiao Group Limited (a)	521	691
China National Building Material Co., Ltd. - Class H	666	821
China Resources Cement Holdings Limited	116	96
Corteva, Inc.	12	670
Covestro AG (c)	4	217
Diversey Holdings, Ltd. (b)	424	3,213
Ecolab Inc.	—	44
Element Solutions, Inc.	28	617
Formosa Plastics Corp.	48	177
Freeport-McMoRan Inc. (e)	374	18,587
Ganfeng Lithium Co., Ltd. - Class H (c)	102	1,439
Glencore PLC	1,385	9,048
Impala Platinum Holdings Limited	16	248
Independence Group NL	6	62
International Flavors & Fragrances Inc.	70	9,215
Kumba Iron Ore Ltd	5	222
Kumho Petro chemical Co. Ltd.	1	105
LANXESS Aktiengesellschaft	1	46
LG Chem Ltd.	6	2,823
Linde Public Limited Company	8	2,461
LyondellBasell Industries N.V. - Class A	25	2,577
MOS Holdings Inc.	13	856
Nan Ya Plastics Corp.	65	210
Newmont Corporation	—	33
Norsk Hydro ASA	187	1,822

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Northern Star Resources Ltd.	12	98
Nutrien Ltd. (a)	6	629
POSCO	1	214
PPG Industries, Inc.	34	4,433
Quintis Limited (c) (g)	3,771	339
Rio Tinto PLC	40	3,158
Sherwin-Williams Co.	—	62
Sika AG	9	3,083
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	10	840
Solvay SA	—	28
South32 Limited	513	1,916
Toray Industries Inc.	7	37
United States Steel Corporation	64	2,407
Vulcan Materials Co.	101	18,619
Yara International ASA	11	529
Zijin Mining Group Co. Ltd. - Class H	74	113
		167,506
Energy 4.3%
Aker ASA (a)	1	41
Baker Hughes, a GE Company, LLC - Class A (b)	66	2,385
BP P.L.C. - ADR (e)	57	1,681
BP P.L.C.	403	1,968
California Resources Corporation	63	2,809
Cenovus Energy Inc.	651	10,867
Cenovus Energy Inc. (b)	143	2,380
Chesapeake Energy Corporation (b)	4	385
China Petroleum & Chemical Corporation - Class H	1,822	909
ConocoPhillips (d) (e)	363	36,309
Devon Energy Corporation (e)	50	2,980
Enbridge Inc.	637	29,347
Energy Transfer Equity LP	136	1,523
EOG Resources, Inc.	—	43
EQT Corporation (e)	637	21,917
Exxon Mobil Corporation	22	1,855
Green Plains Renewable Energy Inc. (b)	23	715
Hess Corporation	2	212
Indian Oil Corporation Limited	75	118
Inpex Corporation	10	114
Kinder Morgan, Inc.	22	410
Lundin Petroleum AB (a)	11	448
ONEOK, Inc.	11	805
PetroChina Company Limited - Class H	408	209
Pioneer Natural Resources Co. (e)	34	8,620
Polski Koncern Naftowy Orlen S.A.	11	202
Santos Ltd.	5	26
Schlumberger Ltd.	8	327
Shell PLC - Class A (b) (e)	303	8,324
SK innovation Co., Ltd. (b)	—	2
Suncor Energy Inc.	1	27
Total SA	24	1,210
Ultrapar Participacoes S.A.	21	64
Valero Energy Corporation (e)	198	20,065
Woodside Petroleum Ltd.	16	385
		159,682
Consumer Staples 2.3%
"Dino Polska" Spolka Akcyjna (b) (c)	—	28
Alimentation Couche-Tard Inc. - Class A	10	430
Amorepacific Corporation	27	3,563
Anhui Gujing Distillery Co., Ltd. - Class B	2	28
Archer-Daniels-Midland Company	55	4,938
BIM Birlesik Magazalar A.S. - Class A	7	40
British American Tobacco P.L.C.	1	33
Brown-Forman Corp. - Class B	12	813
Bunge Limited	19	2,092
Carlsberg A/S - Class B	1	64
China Feihe Limited (c)	361	357
Coca-Cola HBC AG	20	424
Colgate-Palmolive Co.	1	40
Colruyt SA	11	454
Constellation Brands, Inc. - Class A	1	178
Costco Wholesale Corporation (b) (e)	39	22,580
Dali Foods Group Company Limited (c)	63	33
Danone	97	5,389
Diageo PLC	17	848
Endeavour Group Limited	86	464
Estee Lauder Cos. Inc. - Class A	5	1,265
Foshan Haitian Flavoring & Food Co., Ltd - Class A (b)	85	1,166
George Weston Ltd.	2	209
Grupo Bimbo SAB de CV - Class A	54	163
Japan Tobacco Inc.	5	82
Jeronimo Martins, SGPS, S.A.	12	285
Jiugui Liquor Co., Ltd. - Class A (b)	7	153
Kao Corp.	10	395
Kellogg Co.	1	42
Kirin Holdings Co. Ltd.	17	259
Koninklijke Ahold Delhaize N.V.	19	606
Kose Corp.	32	3,378
Kweichow Moutai Co., Ltd. - Class A (b)	4	1,158
LG Household & Health Care Ltd.	—	28
Mondelez International, Inc. - Class A (b)	2	105
Monster Beverage 1990 Corporation (b)	1	54
Natura & Co Holding SA	32	174
Nestle SA - Class N	21	2,697
Nongfu Spring Co., Ltd. - Class H (a) (c)	49	261
PepsiCo, Inc. (b)	15	2,470
Pernod-Ricard SA	1	320
Philip Morris International Inc.	6	521
Procter & Gamble Co.	—	37
Remy Cointreau SA	1	208
Sendas Distribuidora S/A	118	406
Target Corporation	2	383
Tingyi Cayman Islands Holding Corp.	112	188
Treasury Wine Estates Limited	41	351
Unilever PLC	302	13,761
Uni-President Enterprises Corp.	52	119
Walmart Inc.	64	9,540
Want Want China Holdings Limited	339	313
WH Group Limited (c)	393	246
Yifeng Pharmacy Chain Co., Ltd. - Class A (b)	83	522
		84,661
Utilities 1.4%
China Gas Holdings Ltd.	164	211
China Resources Gas Group Ltd.	40	169
Chubu Electric Power Co. Inc.	4	42
Constellation Energy Group, Inc. (b)	10	561
Dominion Energy, Inc.	—	31
E.ON SE - Class N	5	58
Electricite de France (a)	47	446
Endesa SA	11	233
Enel SpA	96	645
Engie (b)	17	225
ENGIE Brasil Energia S.A. (b)	38	340
ENN Energy Holdings Ltd.	19	285
Iberdrola, Sociedad Anonima	29	319
Kansai Electric Power Co. Inc.	5	47
Kyushu Electric Power Co. Inc.	4	27
National Grid PLC	10	160
NextEra Energy, Inc. (d)	242	20,537
Public Service Enterprise Group Inc.	3	218
Sempra Energy	152	25,497
Uniper SE	14	357
Veolia Environnement	1	30
WEC Energy Group Inc.	2	157
		50,595
Real Estate 0.9%
American Tower Corporation	89	22,413
AvalonBay Communities, Inc.	1	144
CBRE Group, Inc. - Class A (b)	4	347
Crown Castle International Corp.	3	567
Dragon Delight Holdings Company Limited (a)	101	29
Duke Realty Corp.	1	51
Equity Residential	4	393
Essex Property Trust Inc.	1	351
Extra Space Storage Inc.	2	404
GLP J-REIT	—	29
Goodman Funding Pty Ltd	29	485

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Hang Lung Properties Ltd.	58	117
LEG Immobilien AG	—	35
Link Real Estate Investment Trust	55	467
Mid-America Apartment Communities, Inc.	—	41
Park Hotels & Resorts Inc.	21	403
ProLogis Inc.	6	1,031
Public Storage	—	63
SBA Communications Corporation (b)	2	826
Simon Property Group, Inc.	—	41
Starwood Property Trust, Inc.	64	1,547
UDR, Inc.	1	49
Vonovia SE	1	28
Weyerhaeuser Company	53	2,016
		31,877
Total Common Stocks (cost $1,844,902)		2,100,256
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (h)	665	640
Accesslex Institute
Series 2007-A3-A, 0.80%, (3 Month USD LIBOR + 0.30%), 05/25/36 (h)	373	362
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 1.29%, (1 Month USD LIBOR + 1.20%), 02/18/26 (h)	1,300	1,289
AGL CLO 5 Ltd
Series 2020-A2R-5A, 1.65%, (3 Month USD LIBOR + 1.40%), 07/20/34 (h)	250	247
Series 2020-BR-5A, 1.95%, (3 Month USD LIBOR + 1.70%), 07/20/34 (h)	267	262
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (i)	3,972	3,684
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (i)	502	452
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (i)	203	192
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (i)	332	315
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.50%, (1 Month USD LIBOR + 3.10%), 04/15/26 (h)	817	799
Apidos CLO XV
Series 2013-A1RR-15A, 1.26%, (3 Month USD LIBOR + 1.01%), 04/21/31 (h)	275	274
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	198
Ares LV CLO Ltd
Series 2020-BR-55A, 1.94%, (3 Month USD LIBOR + 1.70%), 07/17/34 (h)	424	419
Bain Capital Credit
Series 2017-BR-1A, 1.75%, (3 Month USD LIBOR + 1.50%), 07/20/30 (h)	350	346
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 1.95%, (3 Month USD LIBOR + 1.70%), 07/19/34 (h)	300	295
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (h)	130	126
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 3.93%, 11/17/27 (h)	237	237
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	305
Bankers Healthcare Group Securitization Trust 2020
Series 2020-C-A, 5.17%, 09/17/31	110	106
Battalion CLO Ltd
Series 2021-A-20A, 1.42%, (3 Month USD LIBOR + 1.18%), 07/17/34 (h)	285	283
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 1.81%, (3 Month USD LIBOR + 1.55%), 01/25/35 (h)	250	247
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 0.53%, (1 Month USD LIBOR + 0.34%), 10/27/36 (h) (i)	74	70
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.90%, (1 Month USD LIBOR + 2.50%), 08/15/36 (h) (i)	261	254
Series 2018-C-TALL, REMIC, 1.52%, (1 Month USD LIBOR + 1.12%), 03/16/37 (h) (i)	744	709
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.28%, 02/18/54 (h)	8,399	705
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	735
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 1.69%, (3 Month USD LIBOR + 1.45%), 07/16/29 (h)	290	288
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 1.44%, (3 Month USD LIBOR + 1.19%), 07/20/34 (h)	250	248
BHG Securitization Trust 2021-A
Series 2021-A-A, REMIC, 1.42%, 11/17/33	535	509
Series 2021-B-A, REMIC, 2.79%, 11/17/33	100	95
BHMS
Series 2018-A-ATLS, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 07/16/35 (h)	1,034	1,023
Series 2018-C-ATLS, REMIC, 2.30%, (1 Month USD LIBOR + 1.90%), 07/16/35 (h)	459	449
BlueMountain CLO Ltd
Series 2021-A-28A, 1.50%, (3 Month USD LIBOR + 1.26%), 04/17/34 (h)	150	149
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 1.74%, (3 Month USD LIBOR + 1.50%), 07/15/31 (h)	252	250
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/17/23	860	852
BSST 2021-SSCP Mortgage Trust
Series 2021-B-SSCP, REMIC, 1.50%, (1 Month USD LIBOR + 1.10%), 04/17/23 (h)	724	702
Series 2021-C-SSCP, REMIC, 1.75%, (1 Month USD LIBOR + 1.35%), 04/17/23 (h)	903	876
Series 2021-D-SSCP, REMIC, 2.00%, (1 Month USD LIBOR + 1.60%), 04/17/23 (h)	828	803
Series 2021-E-SSCP, REMIC, 2.50%, (1 Month USD LIBOR + 2.10%), 04/17/23 (h)	717	696
Series 2021-F-SSCP, REMIC, 3.30%, (1 Month USD LIBOR + 2.90%), 04/17/23 (h)	686	673
Series 2021-G-SSCP, REMIC, 4.20%, (1 Month USD LIBOR + 3.80%), 04/17/23 (h)	785	774
Series 2021-H-SSCP, REMIC, 5.30%, (1 Month USD LIBOR + 4.90%), 04/17/23 (h)	550	545
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	565
BX 2021-21M Mortgage Trust
Series 2021-E-21M, REMIC, 2.57%, (1 Month USD LIBOR + 2.17%), 10/15/36 (h)	2,257	2,177
BX Commercial Mortgage Trust
Series 2018-E-BIOA, REMIC, 2.35%, (1 Month USD LIBOR + 1.95%), 03/16/37 (h)	1,270	1,249
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-F-BIOA, REMIC, 2.87%, (1 Month USD LIBOR + 2.47%), 03/15/37 (h)	1,062	1,047
Series 2018-D-BIOA, REMIC, 1.72%, (1 Month USD LIBOR + 1.32%), 03/16/37 (h)	385	379
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.45%, (1 Month USD LIBOR + 2.05%), 11/15/35 (h)	597	593
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 2.70%, (1 Month USD LIBOR + 2.30%), 10/15/36 (h)	1,254	1,227
Series 2019-J-XL, REMIC, 3.05%, (1 Month USD LIBOR + 2.65%), 10/15/36 (h)	2,125	2,078
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	220
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 3.65%, (1 Month USD LIBOR + 3.25%), 10/15/25 (h)	173	170
BX Commercial Mortgage Trust 2021-CIP
Series 2021-E-CIP, 3.22%, (1 Month USD LIBOR + 2.82%), 12/15/38 (h)	2,012	1,952

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 3.20%, (1 Month USD LIBOR + 2.80%), 06/15/23 (h)	2,610	2,536
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 2.99%, (1 Month USD LIBOR + 2.80%), 05/15/26 (h)	1,942	1,874
BX Commercial Mortgage Trust 2021-XL2
Series 2021-F-XL2, REMIC, 2.64%, (1 Month USD LIBOR + 2.24%), 10/16/23 (h)	2,450	2,376
BX Trust
Series 2021-E-MFM1, REMIC, 2.65%, (1 Month USD LIBOR + 2.25%), 01/17/23 (h)	510	491
Series 2021-F-MFM1, REMIC, 3.40%, (1 Month USD LIBOR + 3.00%), 01/17/23 (h)	780	742
Series 2021-E-ARIA, REMIC, 2.64%, (1 Month USD LIBOR + 2.25%), 10/15/26 (h)	1,405	1,368
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (h)	1,238	1,153
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (h)	1,735	1,504
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 2.55%, (1 Month USD LIBOR + 2.15%), 12/15/37 (h)	336	330
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 1.34%, (3 Month USD LIBOR + 1.10%), 04/15/32 (h)	250	248
Series 2019-BR-1A, 1.94%, (3 Month USD LIBOR + 1.70%), 04/15/32 (h)	250	247
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 1.94%, (3 Month USD LIBOR + 1.70%), 01/17/34 (h)	250	248
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.60%, (3 Month USD LIBOR + 1.35%), 04/20/29 (h)	254	252
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (h)	133	129
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	166
CFCRE Trust 2018-TAN
Series 2018-E-TAN, REMIC, 6.45%, 02/17/23 (h)	184	184
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.79%, (3 Month USD LIBOR + 1.55%), 04/15/30 (h)	264	263
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.60%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (c) (h)	100	108
CIFC Funding Ltd.
Series 2015-BRR-1A, 1.71%, (3 Month USD LIBOR + 1.45%), 01/22/31 (h)	250	247
Series 2014-BR2-3A, 2.06%, (3 Month USD LIBOR + 1.80%), 10/22/31 (h)	350	348
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	323
COMM Mortgage Trust
Series 2014-C-CR17, REMIC, 4.78%, 05/10/24 (h)	308	307
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	605
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 1.51%, (1 Month USD LIBOR + 1.05%), 11/25/35 (h) (i)	63	56
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.64%, (3 Month USD LIBOR + 1.40%), 04/17/30 (h)	258	255
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.75%, (1 Month USD LIBOR + 2.35%), 12/15/31 (h)	246	239
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.83%, (1 Month USD LIBOR + 1.43%), 05/15/36 (h)	283	280
Series 2019-D-ICE4, REMIC, 2.00%, (1 Month USD LIBOR + 1.60%), 05/15/36 (h)	960	949
Series 2019-E-ICE4, REMIC, 2.55%, (1 Month USD LIBOR + 2.15%), 05/15/36 (h)	810	794
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.65%, 11/18/25 (h)	196	192
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,684
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.63%, (1 Month USD LIBOR + 1.23%), 05/15/36 (h)	274	271
Series 2019-F-ICE4, REMIC, 3.05%, (1 Month USD LIBOR + 2.65%), 05/15/36 (h)	1,250	1,222
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 4.95%, (1 Month USD LIBOR + 4.86%), 10/15/22 (h)	300	299
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	604	573
DBGS 2018-BIOD Mortgage Trust
Series 2018-D-BIOD, REMIC, 1.70%, (1 Month USD LIBOR + 1.30%), 05/15/35 (h) (i)	288	285
Series 2018-F-BIOD, REMIC, 2.40%, (1 Month USD LIBOR + 2.00%), 05/15/35 (h) (i)	1,179	1,156
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 1.80%, (1 Month USD LIBOR + 1.35%), 12/19/25 (h)	344	340
Series 2018-C-GLKS, REMIC, 2.20%, (1 Month USD LIBOR + 1.75%), 12/19/25 (h)	250	246
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 1.89%, (3 Month USD LIBOR + 1.65%), 07/15/30 (h)	250	248
Elmwood CLO II Ltd
Series 2019-BR-2A, 1.90%, (3 Month USD LIBOR + 1.65%), 04/20/34 (h)	350	347
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 3.06%, (1 Month USD LIBOR + 2.67%), 11/15/38 (h)	1,010	975
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 2.65%, (1 Month USD LIBOR + 2.25%), 07/17/23 (h)	2,336	2,301
Series 2021-E-ESH, REMIC, 3.25%, (1 Month USD LIBOR + 2.85%), 07/17/23 (h)	1,511	1,484
FREMF Mortgage Trust
Series 2021-B1-DNA6, REMIC, 3.40%, (SOFR 30-Day Average + 3.40%), 10/25/41 (h)	1,047	989
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.69%, (1 Month USD LIBOR + 1.22%), 05/18/38 (h) (i)	180	178
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 2.75%, (1 Month USD LIBOR + 2.35%), 02/15/23 (h)	120	117
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 1.90%, (3 Month USD LIBOR + 1.60%), 10/29/29 (h)	250	248
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	2,179	2,004
Gracie Point International Funding 2021-1
Series 2021-B-1A, 1.63%, (1 Month USD LIBOR + 1.40%), 11/01/23 (h)	190	190
Series 2021-C-1A, 2.63%, (1 Month USD LIBOR + 2.40%), 11/01/23 (h)	260	260
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 3.33%, (1 Month USD LIBOR + 2.94%), 11/15/23 (h)	1,944	1,906
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.55%, (1 Month USD LIBOR + 1.15%), 06/15/23 (h)	230	226
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	630
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.73%, 12/12/53 (h)	994	111
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.61%, (3 Month USD LIBOR + 1.37%), 04/15/33 (h)	762	758
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (c) (h)	102	111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (c) (h)	100	109
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (h)	138	128
Invesco Euro CLO II Designated Activity Company
Series B1R-2A, 1.70%, (3 Month EURIBOR + 1.70%), 08/15/34, EUR (f) (h)	250	269
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-E-MHC, REMIC, 2.85%, (1 Month USD LIBOR + 2.45%), 04/15/26 (h)	1,190	1,154
Series 2021-F-MHC, REMIC, 3.35%, (1 Month USD LIBOR + 2.95%), 04/15/26 (h)	1,250	1,203
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (h)	481	450
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.54%, (1 Month USD LIBOR + 2.25%), 07/07/23 (h) (i)	192	189
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	333
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.40%, (1 Month USD LIBOR + 3.00%), 07/15/36 (h)	997	970
J.P. Morgan Mortgage Trust
Series 2021-A2A-INV5, REMIC, 2.50%, 12/25/51 (h)	11,539	10,685
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/52 (h)	4,600	4,409
Series 2021-A4A-INV7, REMIC, 2.50%, 02/25/52 (h)	1,620	1,362
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	686
Lendmark Funding Trust
Series 2021-A-1A, 1.90%, 05/20/26	1,750	1,600
Series 2021-B-1A, 2.47%, 05/20/26	450	418
Series 2021-C-1A, 3.41%, 05/20/26	350	327
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, REMIC, 2.75%, (1 Month USD LIBOR + 2.35%), 03/15/23 (h)	2,330	2,231
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 1.70%, (1 Month USD LIBOR + 1.30%), 07/15/36 (h)	700	688
Loanpal Solar Loan 2020-2 Ltd
Series 2020-A-2GF, 2.75%, 02/20/35	616	591
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 2.84%, (1 Month USD LIBOR + 2.75%), 10/15/38 (h)	191	186
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.75%, (3 Month USD LIBOR + 1.50%), 04/19/30 (h)	250	248
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	864
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 4.40%, (1 Month USD LIBOR + 4.00%), 11/16/26 (h)	2,514	2,448
Series 2021-G-MDLN, REMIC, 5.65%, (1 Month USD LIBOR + 5.25%), 11/16/26 (h)	2,701	2,640
Mercury Financial Credit Card Master Trust, Series 2021-1
Series 2021-A-1A, 1.54%, 03/20/24	3,230	3,167
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-A-FL6, 1.57%, (1 Month USD LIBOR + 1.10%), 07/18/36 (h)	450	446
Series 2021-F-W10, REMIC, 3.42%, (SOFR 30-Day Average + 3.37%), 12/16/26 (h)	1,316	1,300
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.50%, (1 Month USD LIBOR + 2.10%), 04/15/26 (h)	2,480	2,421
Series 2021-F-MHC, REMIC, 3.00%, (1 Month USD LIBOR + 2.60%), 04/15/26 (h)	1,910	1,862
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 3.15%, (1 Month USD LIBOR + 2.75%), 07/15/38 (h)	602	583
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
Series 2015-C-C24, REMIC, 4.34%, 07/17/25 (h)	99	96
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	526
Morgan Stanley Capital I Trust
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (h)	338	348
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (h)	436	414
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	175	174
Series 2021-B-2A, 2.09%, 06/20/35	533	491
Navient Private Education Loan Trust 2021-D
Series 2021-A-DA, 1.26%, (Prime + -1.99%), 04/15/60 (h)	2,318	2,249
Series 2021-B-DA, 2.61%, 04/15/60	450	422
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,069
Series 2021-D-DA, 4.00%, 04/15/60	370	342
Nelnet Student Loan Trust 2021-A
Series 2021-B2-A, 2.85%, 04/20/62	3,780	3,537
Series 2021-C-A, 3.75%, 04/20/62	2,190	2,045
Series 2021-D-A, 4.93%, 04/20/62	930	874
Nelnet Student Loan Trust 2021-B
Series 2021-B-BA, 2.68%, 04/20/62	3,530	3,279
Series 2021-C-BA, 3.57%, 04/20/62	980	906
Series 2021-D-BA, 4.75%, 04/20/62	290	268
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	122
Series 2021-D-CA, 4.44%, 04/20/62	400	376
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (c) (h)	104	112
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 1.67%, (3 Month USD LIBOR + 1.40%), 04/28/31 (h)	200	197
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 1.95%, (3 Month USD LIBOR + 1.70%), 10/20/34 (h)	250	247
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (c) (h)	104	113
OHA Credit Funding 3 LTD
Series 2019-BR-3A, 1.90%, (3 Month USD LIBOR + 1.65%), 07/02/35 (h)	256	253
Onemain Financial Issuance Trust 2021-1
Series 2021-C-1A, 2.22%, 11/14/27	100	91
Series 2021-D-1A, 2.47%, 06/16/36	180	161
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,071
Series 2021-B-B, 1.96%, 05/08/31	210	204
Series 2021-C-B, 3.65%, 05/08/31	100	99
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	1,897	1,851
Palmer Square Loan Funding Ltd
Series 2019-A2-2A, 1.85%, (3 Month USD LIBOR + 1.60%), 04/20/27 (h)	255	255
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 3.75%, (1 Month USD LIBOR + 3.35%), 07/15/38 (h)	286	276
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 2.96%, (1 Month USD LIBOR + 2.50%), 07/25/51 (h)	287	287
Series 2021-C-1A, 4.21%, (1 Month USD LIBOR + 3.75%), 07/25/51 (h)	250	248
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	376

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Recette CLO, Ltd.
Series 2015-BRR-1A, 1.65%, (3 Month USD LIBOR + 1.40%), 04/20/34 (h)	250	243
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (c) (h)	100	110
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 1.76%, (3 Month USD LIBOR + 1.50%), 07/23/29 (h)	250	248
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 1.90%, (3 Month USD LIBOR + 1.65%), 04/20/33 (h)	250	248
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 5.15%, (1 Month USD LIBOR + 4.75%), 04/15/24 (h)	2,396	2,658
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	538
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	930	877
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,180
Series 2021-D1-A, 3.86%, 01/15/53	1,230	1,171
Series 2021-D2-A, 3.86%, 01/15/53	670	639
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	218
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	180
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	96
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 2.32%, (1 Month USD LIBOR + 1.92%), 07/15/36 (h)	501	480
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-F-MFP, REMIC, 2.82%, (1 Month USD LIBOR + 2.62%), 11/15/23 (h)	1,503	1,449
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 3.01%, (1 Month USD LIBOR + 2.62%), 11/17/36 (h)	700	682
TICP CLO VI 2016-2 Ltd
Series 2016-AR2-6A, 1.36%, (3 Month USD LIBOR + 1.12%), 01/17/34 (h)	250	248
TICP CLO XII Ltd
Series 2018-BR-12A, 1.89%, (3 Month USD LIBOR + 1.65%), 07/17/34 (h)	250	247
TPGI Trust 2021-DGWD
Series 2021-F-DGWD, 3.20%, (1 Month USD LIBOR + 3.00%), 06/15/26 (h)	551	532
Trestles CLO III Ltd
Series 2020-A1-3A, 1.58%, (3 Month USD LIBOR + 1.33%), 01/20/33 (h)	380	379
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 2.26%, (3 Month USD LIBOR + 2.00%), 01/25/34 (h)	250	245
Series 2020-C-14A, 3.26%, (3 Month USD LIBOR + 3.00%), 01/25/34 (h)	257	252
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	173
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.05%, 09/12/22 (h)	286	286
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	1,309	1,346
Upstart Pass-Through Trust Series
Series 2021-A-ST5, 2.00%, 07/20/27	105	103
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	205	200
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (h)	325	313
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 1.29%, (3 Month USD LIBOR + 1.04%), 04/20/34 (h)	150	149
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 1.67%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (f) (h)	250	270
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (h)	500	494
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (h)	507	489
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (h)	212	205
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (h)	332	332
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.88%, 07/17/53 (h)	5,143	624
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.55%, 04/17/54 (h)	2,887	290
Whitebox CLO II Ltd
Series 2020-A1R-2A, 2.17%, (3 Month USD LIBOR + 1.22%), 10/24/34 (h)	213	211
Total Non-U.S. Government Agency Asset-Backed Securities (cost $165,310)		158,864
GOVERNMENT AND AGENCY OBLIGATIONS 3.6%
Sovereign 2.1%
Bahrain Government International Bond
6.75%, 09/20/29 (c)	344	362
Brazil Government International Bond
4.63%, 01/13/28	253	254
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 (c)	100	51
8.99%, 02/01/24 (c)	200	89
9.75%, 11/01/28 (c)	200	86
Canada, Government of
0.50%, 09/01/25, CAD	25,045	18,842
CBB International Sukuk Company S.P.C
7.38%, 05/14/30 (c)	200	217
Colombia Government International Bond
3.88%, 04/25/27	200	192
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
7.35%, 07/21/25	100	113
4.13%, 08/25/27	116	120
2.78%, 01/23/31	56	53
1.86%, 12/01/32	216	184
3.30%, 03/11/41	31	28
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	28	30
5.10%, 06/18/50	92	109
Estado Espanol
3.45%, 07/30/66, EUR	9,060	13,004
Gobierno de la Republica de Chile
2.55%, 07/27/33	200	182
4.34%, 03/07/42	200	201
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (f)	200	208
4.65%, 10/07/41 (f)	214	199
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (c)	200	208
2.74%, 01/29/33 (f)	200	177
5.40%, 03/30/50 (f)	200	202
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29 - 01/31/50	400	400
2.66%, 05/24/31	314	286
Government of the Republic of Panama
3.16%, 01/23/30	313	306
Mexico Government International Bond
4.35%, 01/15/47	200	185
Ministerul Finantelor Publice
3.00%, 02/14/31 (f)	70	65
3.63%, 03/27/32 (f)	216	204
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (f)	254	271
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (c)	200	46

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Ministry of Finance People's Republic of China
2.68%, 05/21/30, CNY	68,670	10,659
Morocco, Kingdom of
4.00%, 12/15/50 (c)	395	315
4.00%, 12/15/50 (f)	229	183
Panama Government International Bond
4.50%, 05/15/47	203	202
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (j)	90,281	14,801
3.88%, 06/12/30 (a)	279	257
Presidencia De La Nacion
1.00%, 07/09/29	573	192
0.50%, 07/09/30 (i)	5,456	1,787
1.13%, 07/09/35 (i)	6,725	2,017
2.00%, 01/09/38 (i)	2,278	843
2.50%, 07/09/41 (i)	141	48
Presidencia de la República de Colombia
4.50%, 03/15/29	200	192
3.13%, 04/15/31	548	464
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (c)	378	387
4.50%, 01/30/30 (f)	200	184
4.88%, 09/23/32 (f)	432	391
6.40%, 06/05/49 (c)	256	240
Qatar Government International Bond
4.50%, 04/23/28 (c)	200	218
Republik Osterreich
2.10%, 09/20/17, EUR (f)	2,413	3,180
Romania, Government of
4.00%, 02/14/51 (c)	82	71
Saudi Arabia, Kingdom of
3.63%, 03/04/28 (c)	200	206
3.25%, 11/17/51	257	227
South Africa, Parliament of
5.75%, 09/30/49	200	174
The Arab Republic of Egypt
6.38%, 04/11/31, EUR (f)	179	170
8.50%, 01/31/47 (f)	331	283
The Philippines, Government of
3.75%, 01/14/29	200	208
The Republic of Indonesia, The Government of
4.75%, 01/08/26 (c)	200	212
4.10%, 04/24/28	465	493
		75,478
U.S. Treasury Bond 1.0%
Treasury, United States Department of
1.75%, 08/15/41	7,659	6,633
2.38%, 02/15/42	4,860	4,686
2.00%, 08/15/51 (d)	10,925	9,841
1.88%, 11/15/51 (d)	19,985	17,505
		38,665
U.S. Treasury Note 0.3%
Treasury, United States Department of
1.38%, 11/15/31	10,723	9,840
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 3.20%, (SOFR 30-Day Average + 3.10%), 10/25/41 (h)	617	568
Series 2022-1B1-R01, REMIC, 3.25%, (SOFR 30-Day Average + 3.15%), 12/26/41 (h)	285	264
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 3.50%, (SOFR 30-Day Average + 3.40%), 01/25/32 (h)	331	302
Series 2021-B1-HQA1, REMIC, 3.10%, (SOFR 30-Day Average + 3.00%), 08/25/33 (h)	644	559
Series 2021-B1-DNA2, REMIC, 3.50%, (SOFR 30-Day Average + 3.40%), 08/25/33 (h)	372	346
Series 2021-B2-HQA1, REMIC, 5.10%, (SOFR 30-Day Average + 5.00%), 08/25/33 (h)	386	343
Series 2021-B2-DNA2, REMIC, 6.10%, (SOFR 30-Day Average + 6.00%), 08/25/33 (h)	336	313
Series 2021-B1-DNA3, REMIC, 3.60%, (SOFR 30-Day Average + 3.50%), 10/25/33 (h)	858	795
Series 2021-B1-DNA7, REMIC, 3.70%, (SOFR 30-Day Average + 3.65%), 11/25/41 (h)	1,040	981
		4,471
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.80%, 05/25/29 (h)	9,331	421
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (h)	1,350	110
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (h)	5,630	558
Interest Only, Series X1-K109, REMIC, 1.58%, 04/25/30 (h)	2,395	249
Interest Only, Series X1-K110, REMIC, 1.70%, 04/25/30 (h)	1,393	153
Interest Only, Series X1-K116, REMIC, 1.43%, 07/25/30 (h)	1,217	116
Interest Only, Series 2020-X1-K120, REMIC, 1.04%, 10/25/30 (h)	7,760	551
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.71%, 09/25/30 (h)	297	318
		2,476
Total Government And Agency Obligations (cost $151,496)		130,930
CORPORATE BONDS AND NOTES 3.6%
Financials 0.6%
Ally Financial Inc.
4.70%, (100, 05/15/26) (a) (k)	581	546
American Express Company
3.55%, (100, 09/15/26) (a) (k)	604	552
Avianca Midco 2 Limited
9.00%, 12/01/28 (f)	36	34
Banco do Brasil S.A
4.75%, 03/20/24 (c)	200	206
Banco Nacional De Panama
2.50%, 08/11/30 (f)	241	213
Bank of America Corporation
4.38%, (100, 01/27/27) (k)	682	642
5.13%, (100, 06/20/24) (k)	573	577
BBVA Bancomer, S.A.
5.13%, 01/18/33 (c)	200	189
Capital One Financial Corporation
3.95%, (100, 09/01/26) (k)	591	551
Citigroup Inc.
4.70%, (100, 01/30/25) (k)	588	562
Credit Suisse Group AG
6.38%, (100, 08/21/26) (f) (k)	1,138	1,125
Fideicomiso F/80460
4.25%, 10/31/26 (f)	200	198
Freedom Mortgage Corporation
8.13%, 11/15/24 (f)	464	462
8.25%, 04/15/25 (f)	363	362
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (f)	820	906
7.75%, 11/01/25, GBP (f)	1,394	1,817
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (f)	200	173
Intesa Sanpaolo S.p.A.
7.70%, (100, 09/17/25) (f) (k)	531	555
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (f)	202	201
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (k)	589	568
Kane Bidco Limited
5.00%, 02/15/27, EUR	1,039	1,120
6.50%, 02/15/27, GBP	1,247	1,598
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (f)	155	149
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	139	142
5.50%, 08/15/28 (f)	564	543
5.13%, 12/15/30 (f)	62	57
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (f) (k)	200	187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (f)	367	276
Outfront Media Capital Corporation
5.00%, 08/15/27 (f)	17	17
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,247
5.63%, 06/15/43	851	861
Quicken Loans, LLC
3.63%, 03/01/29 (f)	329	301
Societe Generale
5.38%, (100, 11/18/30) (f) (k) (l)	565	527
Suam Finance B.V.
4.88%, 04/17/24 (f)	134	136
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (k)	581	558
The Goldman Sachs Group, Inc.
3.80%, (100, 05/10/26) (k)	599	555
The Toronto-Dominion Bank
2.35%, 03/08/24 (l)	1,088	1,081
UBS Group Funding (Switzerland) AG
7.00%, (100, 01/31/24) (f) (k)	553	577
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	399	387
USB Capital IX
3.50%, (3 Month USD LIBOR + 1.02%), (100, 05/13/22) (h) (k)	594	493
		21,251
Consumer Discretionary 0.5%
Affinity Gaming
6.88%, 12/15/27 (f)	192	188
Aramark Services, Inc.
5.00%, 02/01/28 (f)	30	29
Ashton Woods USA L.L.C.
4.63%, 08/01/29 (f)	74	65
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (f)	17	17
5.00%, 06/15/29 (f)	56	51
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a) (f)	109	102
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (f)	240	197
CDI Escrow Issuer Inc
5.75%, 04/02/30 (f)	338	342
Cedar Fair, L.P.
5.38%, 04/15/27	15	15
5.25%, 07/15/29	14	14
Churchill Downs Incorporated
5.50%, 04/01/27 (f)	17	17
Colt Merger Sub, Inc.
5.75%, 07/01/25 (f)	142	145
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (f)	540	648
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	4,112	5,162
Douglas GmbH
6.00%, 04/08/26, EUR (f)	1,818	1,916
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a) (f)	295	316
Full House Resorts, Inc.
8.25%, 02/15/28 (a) (f)	62	63
General Motors Financial Company, Inc.
5.70%, (100, 09/30/30) (a) (k)	533	558
2.70%, 08/20/27	1,298	1,222
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (f) (m)	1,346	1,368
Lowe`s Companies, Inc.
3.35%, 04/01/27	515	519
4.25%, 04/01/52	1,103	1,141
Magallanes, Inc.
3.43%, 03/15/24 (f)	342	344
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (f)	102	105
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	181	167
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (f)	250	245
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (f)	395	437
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (f)	1,224	1,329
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (f)	1,589	1,696
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	28	28
SRS Distribution Inc.
4.63%, 07/01/28 (f)	56	53
The New Home Company Inc.
7.25%, 10/15/25 (f)	336	325
Wheel Bidco Limited
6.75%, 07/15/26, GBP (f)	628	774
Wyndham Destinations, Inc.
6.63%, 07/31/26 (f)	105	110
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (f)	45	43
		19,751
Consumer Staples 0.4%
AMN Healthcare, Inc.
4.00%, 04/15/29 (f)	24	22
APCOA Parking Holdings GmbH
5.00%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (f) (h)	1,441	1,587
Atento Luxco 1
8.00%, 02/10/26 (f)	74	75
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	1,987	2,475
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (f)	2,650	2,657
Boparan Finance PLC
7.63%, 11/30/25, GBP (c)	1,842	1,954
Castor S.P.A.
5.25%, (3 Month EURIBOR + 0.05%), 02/15/29, EUR (f) (h)	1,370	1,505
6.00%, 02/15/29, EUR (f)	430	467
China Milk Products Group Limited
0.00%, 01/05/12 (b) (g) (j) (l) (n)	100	—
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	15	15
DP World Salaam
6.00%, (100, 10/01/25) (c) (k)	381	394
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (f) (k)	300	305
Kraft Heinz Foods Company
4.38%, 06/01/46	939	928
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (f)	24	23
Picard Groupe
5.38%, 07/01/27, EUR (f)	1,280	1,344
REI Agro Limited
0.00%, 11/13/14 (b) (c) (l) (n)	628	—
0.00%, 11/13/14 (b) (f) (l) (n)	185	—
Safeway Inc.
3.50%, 03/15/29 (f)	1,594	1,439
		15,190
Materials 0.4%
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (f) (k)	200	196
Commercial Metals Company
4.38%, 03/15/32	313	292
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (f)	200	203
First Quantum Minerals Ltd
6.88%, 10/15/27 (f)	663	693
Fresnillo PLC
4.25%, 10/02/50 (f)	200	177
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (f)	1,856	1,770
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (a) (f)	95	103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
KME AG
6.75%, 02/01/23, EUR (c)	1,175	1,264
Metalloinvest Finance Designated Activity Company
3.38%, 10/22/28 (f)	352	70
Quintis Ltd
7.50%, 10/01/26 (f) (g) (m)	486	486
0.00%, 10/01/28 (f) (g) (i) (m)	7,017	7,017
Sasol Financing USA LLC
5.50%, 03/18/31	520	486
Sociedad Quimica Y Minera De Chile S.A.
3.50%, 09/10/51 (f)	200	173
Suzano Austria GmbH
3.75%, 01/15/31 (i)	144	136
VM Holding SA
5.38%, 05/04/27 (f)	200	203
		13,269
Communication Services 0.4%
AMC Networks, Inc.
5.00%, 04/01/24	11	11
4.75%, 08/01/25 (a)	22	22
Avaya, Inc.
6.13%, 09/15/28 (a) (f)	930	916
CenturyLink, Inc.
5.13%, 12/15/26 (f)	959	913
Charter Communications Operating, LLC
2.80%, 04/01/31	1,152	1,040
Connect Finco SARL
6.75%, 10/01/26 (f)	985	1,004
CSC Holdings, LLC
4.13%, 12/01/30 (f)	284	250
4.63%, 12/01/30 (a) (f)	870	727
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,145	1,093
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	510	507
5.00%, 05/01/28 (f)	841	809
6.75%, 05/01/29 (f)	1,344	1,292
Frontier North Inc.
6.73%, 02/15/28	300	303
GCI, LLC
4.75%, 10/15/28 (f)	204	200
iHeartCommunications, Inc.
6.38%, 05/01/26	22	23
5.25%, 08/15/27 (f)	20	20
Kenbourne Invest S.A.
6.88%, 11/26/24 (f)	200	196
Level 3 Financing, Inc.
4.25%, 07/01/28 (f)	392	360
3.63%, 01/15/29 (f)	211	185
Millicom International Cellular SA
5.13%, 01/15/28 (c)	355	351
4.50%, 04/27/31 (f)	200	186
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	154	149
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (m)	284	215
Playtika Holding Corp.
4.25%, 03/15/29 (f)	328	303
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	131	126
Sirius XM Radio Inc.
5.00%, 08/01/27 (f)	43	43
5.50%, 07/01/29 (f)	36	37
4.13%, 07/01/30 (f)	208	195
Vodafone Group Public Limited Company
4.13%, 06/04/81	600	547
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	695	640
		12,663
Industrials 0.3%
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (f)	225	205
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (f)	362	350
Covanta Holding Corporation
4.88%, 12/01/29 (f)	94	90
Klabin Austria GmbH
3.20%, 01/12/31 (f)	200	175
Masonite International Corporation
5.38%, 02/01/28 (f)	13	13
Meritor, Inc.
4.50%, 12/15/28 (f)	12	12
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (f)	1,124	1,064
7.25%, 03/15/29 (f)	970	916
Rollins Road Acquisition Company
0.50%, 12/01/28 (f) (l)	115	86
Standard Industries Inc.
5.00%, 02/15/27 (f)	13	13
Summit Materials, LLC
5.25%, 01/15/29 (f)	30	30
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (f)	956	971
TransDigm Inc.
6.25%, 03/15/26 (f)	5,395	5,555
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	352	352
Union Pacific Corporation
2.80%, 02/14/32	1,255	1,206
United Rentals (North America), Inc.
5.50%, 05/15/27	29	30
Weekley Homes, LLC
4.88%, 09/15/28 (f)	85	78
		11,146
Health Care 0.3%
AbbVie Inc.
4.25%, 11/21/49	890	925
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (f)	24	24
5.00%, 04/15/29 (f)	19	19
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	114	113
Bausch Health Companies Inc.
4.88%, 06/01/28 (f)	99	95
Bio City Development Company B.V.
0.00%, 07/06/18 (b) (f) (g) (j) (l) (n)	600	44
CVS Health Corporation
5.05%, 03/25/48	960	1,089
DaVita Inc.
4.63%, 06/01/30 (f)	261	244
3.75%, 02/15/31 (f)	483	424
Gilead Sciences, Inc.
4.75%, 03/01/46	849	943
Marcolin S.p.A.
6.13%, 11/15/26, EUR (f)	1,590	1,729
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	420	388
Select Medical Corporation
6.25%, 08/15/26 (a) (f)	2,985	3,083
Teleflex Incorporated
4.63%, 11/15/27	14	14
Tenet Healthcare Corporation
4.63%, 09/01/24 - 06/15/28 (f)	58	57
4.88%, 01/01/26 (f)	58	59
6.25%, 02/01/27 (f)	43	44
4.25%, 06/01/29 (f)	566	544
4.38%, 01/15/30 (f)	155	149
		9,987
Energy 0.3%
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	30	31
Centennial Resource Production, LLC
5.38%, 01/15/26 (f)	18	17
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	168	172
5.88%, 02/01/29 (f)	31	32
Colgate Energy Partners III, LLC
7.75%, 02/15/26 (f)	69	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
5.88%, 07/01/29 (f)	50	52
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27 (f)	515	496
CrownRock, L.P.
5.63%, 10/15/25 (f)	30	31
Ecopetrol S.A.
5.38%, 06/26/26	186	188
4.63%, 11/02/31	30	27
EIG Pearl Holdings S.a r.l.
4.39%, 11/30/46 (f)	263	247
Energean Israel Finance Ltd
4.50%, 03/30/24	132	131
4.88%, 03/30/26 (c)	66	64
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (c)	221	200
Genesis Energy, L.P.
8.00%, 01/15/27 (a)	63	65
Great Western Financial Corporation
12.00%, 09/01/25 (a) (f)	82	92
Leviathan Bond Ltd
5.75%, 06/30/23 (c)	68	69
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (f)	285	262
NuStar Logistics, L.P.
5.75%, 10/01/25	456	466
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,537
OQ SAOC
5.13%, 05/06/28 (f)	377	373
Parsley Energy, LLC
5.63%, 10/15/27 (f)	28	29
Petróleos Mexicanos
6.50%, 03/13/27	299	303
5.95%, 01/28/31	313	289
6.70%, 02/16/32	476	453
6.38%, 01/23/45 (a)	87	69
6.75%, 09/21/47	156	127
PT Pertamina (Persero)
3.65%, 07/30/29 (c)	238	237
3.10%, 08/25/30 (c)	200	190
Puma International Financing S.A.
5.00%, 01/24/26 (f)	200	188
Qatar Petroleum
3.30%, 07/12/51 (f)	200	185
Rattler Midstream LP
5.63%, 07/15/25 (f)	84	85
Reg Biofuels, LLC
5.88%, 06/01/28 (f)	53	57
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (f)	40	41
SM Energy Company
10.00%, 01/15/25 (f)	293	319
Sunoco LP
6.00%, 04/15/27	17	17
4.50%, 05/15/29	64	60
4.50%, 04/30/30 (f)	223	206
Tap Rock Resources LLC
7.00%, 10/01/26 (f)	1,575	1,630
Targa Resource Corporation
5.88%, 04/15/26	29	30
6.50%, 07/15/27	23	24
		9,164
Real Estate 0.2%
Arabian Centres Sukuk II Limited
5.63%, 10/07/26 (f)	500	473
Equinix, Inc.
2.50%, 05/15/31	331	297
Forestar Group Inc.
3.85%, 05/15/26 (f)	97	90
5.00%, 03/01/28 (f)	1,760	1,655
Hospitality Properties Trust
5.00%, 08/15/22	1,074	1,071
Iron Mountain Incorporated
5.25%, 07/15/30 (f)	163	160
4.50%, 02/15/31 (f)	304	280
Mattamy Homes Limited
4.63%, 03/01/30 (f)	233	219
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	94
3.88%, 02/15/29 (f)	522	517
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	54	54
4.88%, 05/15/29 (f)	343	322
Service Properties Trust
4.50%, 06/15/23	446	441
7.50%, 09/15/25	61	64
The Howard Hughes Corporation
5.38%, 08/01/28 (f)	243	244
4.13%, 02/01/29 (f)	107	101
4.38%, 02/01/31 (f)	118	111
VICI Properties Inc.
3.50%, 02/15/25 (f)	124	122
4.13%, 08/15/30 (f)	135	131
XHR LP
6.38%, 08/15/25 (f)	442	457
4.88%, 06/01/29 (f)	52	51
		6,954
Information Technology 0.1%
Broadcom Inc.
1.95%, 02/15/28 (f)	204	184
4.15%, 11/15/30	715	723
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (f)	1,146	1,525
LogMeIn, Inc.
5.50%, 09/01/27 (f)	360	337
Oracle Corporation
3.95%, 03/25/51	760	666
Sabre GLBL Inc.
9.25%, 04/15/25 (f)	735	815
Workday, Inc.
3.50%, 04/01/27	345	345
Xerox Holdings Corporation
5.00%, 08/15/25 (a) (f)	661	668
		5,263
Utilities 0.1%
Edison International
5.38%, (100, 03/09/26) (a) (k)	601	583
Genneia S.A.
8.75%, 09/02/27 (f)	45	42
GNL Quintero S.A
4.63%, 07/31/29 (c)	176	179
Inkia Energy Limited
5.88%, 11/09/27 (c)	300	291
Kallpa Generacion S.A.
4.88%, 05/24/26 (c)	200	205
NRG Energy, Inc.
5.75%, 01/15/28	24	24
5.25%, 06/15/29 (f)	19	19
Pacific Gas And Electric Company
5.00%, 07/01/28 (a)	825	797
5.25%, 07/01/30	52	50
4.50%, 07/01/40	538	490
Talen Energy Supply, LLC
7.63%, 06/01/28 (a) (f)	572	531
Vistra Corp.
7.00%, (100, 12/15/26) (f) (k)	217	211
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	1,649	1,648
5.00%, 07/31/27 (f)	37	36
		5,106
Total Corporate Bonds And Notes (cost $138,985)		129,744
SENIOR FLOATING RATE INSTRUMENTS 2.3%
Consumer Discretionary 0.9%
ACProducts, Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 05/17/28 (h)	2,082	1,872

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 02/01/26 (h)	1,395	1,383
American Auto Auctin Group, LLC
Term Loan , 5.75%, (SOFR + 5.00%), 01/27/28 (h)	1,719	1,687
Babilou Family
Term Loan, 4.00%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (h)	4,036	4,446
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (h)	661	658
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (h)	1,011	1,016
Emerald Technologies AcquisitionCo., Inc.
Term Loan , 7.25%, (SOFR + 6.25%), 02/03/29 (g) (h)	681	661
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 11/18/28 (h)	692	685
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.74%, (6 Month USD LIBOR + 2.50%), 03/16/27 (h)	947	938
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (h)	223	222
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (h)	1,302	1,293
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.21%, (1 Month USD LIBOR + 1.75%), 10/25/23 (h)	2,923	2,890
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (h)	855	845
Jack Ohio Finance LLC
Term Loan , 5.50%, (3 Month USD LIBOR + 4.75%), 09/30/28 (g) (h)	325	321
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (h)	1,211	1,051
LBM Acquisition LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 12/08/27 (h)	2,325	2,265
Leslie's Poolmart, Inc.
Term Loan, 3.02%, (3 Month USD LIBOR + 2.75%), 03/02/28 (h)	1,015	1,001
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (h)	221	207
MIP V Waste, LLC
Term Loan , 3.75%, (3 Month USD LIBOR + 3.25%), 10/27/28 (h)	497	491
Naked Juice LLC
2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 01/25/30 (h)	82	82
Scientific Games Holdings LP
2018 Term Loan B5, 0.00%, (SOFR + 3.50%), 02/03/29 (h) (o)	924	914
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 08/12/28 (h)	1,817	1,793
Springs Windows Fashions, LLC
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/31/24 (h)	375	363
SRS Distribution Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (h)	1,065	1,051
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.47%, (3 Month USD LIBOR + 2.25%), 06/29/25 (h)	1,926	1,908
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (h)	1,964	1,945
Tory Burch LLC
Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 04/14/28 (h)	345	335
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.25%), 08/05/28 (h)	1,426	1,418
		33,741
Communication Services 0.4%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (h)	358	353
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (h)	942	940
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (h)	328	323
Gray Television, Inc.
2021 Term Loan D, 3.23%, (1 Month USD LIBOR + 3.00%), 10/27/28 (h)	2,268	2,255
Metronet Systems Holdings, LLC
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 05/26/28 (h)	417	412
Playtika Holding Corp
2021 Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 03/11/28 (h)	2,206	2,171
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (h)	437	434
2022 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 05/06/28 (h)	740	731
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (h)	6,053	6,550
		14,169
Information Technology 0.2%
Avaya, Inc.
2021 Term Loan B2, 4.40%, (1 Month USD LIBOR + 4.00%), 12/15/27 (h)	205	202
2020 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.25%), 12/15/27 (h)	651	646
ConnectWise, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 09/23/28 (h)	450	446
Constellation Automotive Ltd
Term Loan, 7.94%, (SONIA + 7.50%), 07/16/29, GBP (h)	636	824
GoTo Group, Inc.
Term Loan B, 5.22%, (1 Month USD LIBOR + 4.75%), 08/31/27 (h)	437	428
Informatica LLC
2021 USD Term Loan B, 3.00%, (1 Month USD LIBOR + 2.75%), 10/13/28 (h)	1,552	1,534
LogMeIn, Inc.
Term Loan B, 5.22%, (1 Month USD LIBOR + 4.75%), 08/31/27 (h)	1,529	1,499
Maverick Gaming LLC
Term Loan , 8.50%, (3 Month USD LIBOR + 7.50%), 08/17/26 (h)	541	532
Signal Parent, Inc
Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/24/28 (h)	1,627	1,445
Zurn LLC
Term Loan , 2.75%, (3 Month USD LIBOR + 2.25%), 09/14/28 (h)	56	55
		7,611
Industrials 0.2%
Altar Bidco, Inc.
Term Loan , 0.00%, (SOFR + 3.35%), 11/09/28 (h) (o)	1,280	1,261
Cobham Ultra
Term Loan , 0.00%, (3 Month USD LIBOR + 3.75%), 11/16/28 (h) (o)	159	157
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (h)	97	95
CP Iris Holdco I, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/17/28 (h) (o)	47	46

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Term Loan , 4.00%, (3 Month USD LIBOR + 3.75%), 09/17/28 (h)	157	153
Dun & Bradstreet Corporation (The)
Term Loan, 3.70%, (1 Month USD LIBOR + 3.25%), 02/01/26 (h)	441	436
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (h)	211	207
Hydrofarm Holdings Group, Inc.
Term Loan , 6.50%, (3 Month USD LIBOR + 5.50%), 10/21/28 (g) (h)	411	390
Jeld-Wen, Inc.
Term Loan, 2.71%, (3 Month USD LIBOR + 2.25%), 07/15/28 (h)	839	830
OVG Business Services
Term Loan , 7.25%, (3 Month USD LIBOR + 6.25%), 10/13/28 (h)	1,104	1,063
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/02/28 (h)	1,586	1,569
Vaco Holdings, LLC
2022 Term Loan, 5.75%, (SOFR + 5.00%), 01/07/29 (h)	673	668
		6,875
Health Care 0.2%
Bausch Health Companies Inc.
2018 Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 05/19/25 (h)	1,395	1,382
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (h)	341	339
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (h)	2,389	2,378
Medical Solutions, Inc.
2021 Delayed Draw Term Loan , 7.50%, (3 Month USD LIBOR + 6.75%), 09/17/29 (h)	298	286
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (h)	2,090	2,068
		6,453
Consumer Staples 0.2%
City Brewing Company, LLC
Closing Date Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 03/30/28 (h)	417	379
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (h)	235	231
KIK Custom Products
Term Loan , 7.00%, (SOFR + 6.00%), 12/22/26 (h)	298	295
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (h)	3,556	3,897
Sovos Brands Intermediate, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 06/02/28 (h)	192	190
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (h)	630	613
		5,605
Materials 0.1%
American Rock Salt Company LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 06/04/28 (h)	245	242
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 03/16/27 (h)	898	882
SP DRI Meger Corp
Term Loan , 5.75%, (3 Month USD LIBOR + 5.25%), 12/15/28 (h)	562	551
Valcour Packaging LLC
Term Loan , 4.25%, (3 Month USD LIBOR + 3.75%), 09/30/28 (h)	243	237
White Cap Buyer LLC
Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 10/08/27 (h)	2,496	2,464
		4,376
Financials 0.1%
DS Parent Inc.
Term Loan , 6.50%, (3 Month USD LIBOR + 5.75%), 12/07/27 (h)	887	860
LSF11 A5 Holdco LLC
Term Loan, 4.36%, (SOFR + 3.50%), 09/30/28 (h)	817	805
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (h)	844	824
Raptor Acquisition Corp.
2021 Term Loan, 4.93%, (3 Month USD LIBOR + 4.00%), 11/01/26 (h)	158	157
VS Buyer, LLC
Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 02/19/27 (h)	927	917
		3,563
Energy 0.0%
DT Midstream, Inc
Term Loan B, 2.50%, (6 Month USD LIBOR + 2.00%), 12/31/24 (h)	730	728
Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 12/31/24 (h)	79	79
ITT Holdings LLC
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 07/30/28 (h)	393	387
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (h)	220	218
		1,412
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 06/18/25 (h)	915	902
Total Senior Floating Rate Instruments (cost $86,554)		84,707
INVESTMENT COMPANIES 0.9%
Health Care Select Sector SPDR Fund	30	4,125
Industrial Select Sector SPDR Fund	19	1,941
iShares China Large-Cap ETF (a) (p)	56	1,800
iShares iBoxx USD High Yield Corporate Bond ETF (a) (p)	2	150
iShares Latin America 40 ETF (a) (p)	58	1,767
iShares MSCI Brazil Capped ETF (a) (p)	68	2,558
iShares MSCI China ETF (a) (p)	84	4,458
iShares MSCI Emerging Markets ETF (p)	8	382
iShares Nasdaq Biotechnology Index Fund (a) (p)	3	403
KraneShares Bosera MSCI China A 50 Connect Index ETF - Class A (a)	26	942
KraneShares CSI China Internet ETF (e)	87	2,492
SPDR Bloomberg Barclays High Yield Bond ETF (a)	4	448
SPDR Gold Trust ETF (a) (e)	48	8,751
United States Oil Fund, LP (a)	33	2,438
VanEck Vectors Semiconductor ETF (a)	5	1,241
Total Investment Companies (cost $35,765)		33,896
PREFERRED STOCKS 0.5%
Communication Services 0.2%
T-Mobile US, Inc., 5.25%, 06/01/23 (f) (l)	5	5,858
Consumer Discretionary 0.2%
Aptiv PLC, 5.50%, 06/15/23 (a) (l)	21	2,809
Porsche Automobil Holding SE (l)	16	1,566
Volkswagen AG (l)	9	1,477
		5,852
Health Care 0.1%
Becton, Dickinson and Company, 6.00%, 06/01/23 (a) (l)	77	4,084
Boston Scientific Corporation, 5.50%, 06/01/23 (l)	14	1,585
Roche Holding AG	—	79
		5,748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Financials 0.0%
Banco Bradesco S.A. (b) (l)	41	193
Wells Fargo & Company, 7.50% (k) (l)	1	1,183
		1,376
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (b) (l)	103	720
Consumer Staples 0.0%
Henkel AG & Co. KGaA (l)	3	196
Total Preferred Stocks (cost $18,075)		19,750
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII	96	2,634
Total Trust Preferreds (cost $2,631)		2,634
WARRANTS 0.0%
Altus Power, Inc. (b)	11	17
Cano Health, Inc. (b)	41	65
Compagnie Financiere Richemont SA (b)	1	1
Evgo Inc. (b)	23	90
Genius Sports Limited (b)	24	25
Gores Holdings VIII, Inc. (b)	8	10
Hedosophia European Growth (b) (g)	40	13
Highland Transcend Partners I Corp. (b)	33	10
Hippo Holdings Inc. (b)	20	7
Innovid Corporation (b)	8	7
Latch, Inc. (b)	53	35
Offerpad Solutions Inc. (b)	35	28
Sarcos Technology And Robotics Corporation (b)	121	128
TPG Pace Beneficial Finance Corp. (b)	10	7
Volta Inc. (b)	24	22
Total Warrants (cost $935)		465
RIGHTS 0.0%
Electricite de France (a) (b)	51	19
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 25.6%
Investment Companies 20.5%
JNL Government Money Market Fund, 0.01% (p) (q)	751,500	751,500
Treasury Securities 4.3%
Cabinet Office, Government of Japan
-0.09%, 05/30/22, JPY (r)	2,125,400	17,483
-0.09%, 06/06/22, JPY (r)	12,787,750	105,189
-0.09%, 06/13/22, JPY (r)	4,162,650	34,241
		156,913
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.23% (p) (q)	30,784	30,784
Total Short Term Investments (cost $947,010)		939,197
Total Investments 98.2% (cost $3,391,663)		3,600,462
Total Securities Sold Short (0.1)% (proceeds $3,971)		(4,276)
Total Purchased Options 0.4% (cost $23,501)		16,431
Other Derivative Instruments (0.5)%		(17,566)
Other Assets and Liabilities, Net 2.0%		71,323
Total Net Assets 100.0%		3,666,374

(a) All or a portion of the security was on loan as of March 31, 2022.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or a portion of the security is subject to a written call option.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $104,171 and 2.8% of the Fund.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Consumer Staples (0.1%)
JM Smucker Co.	(8)	(1,055)
Walgreens Boots Alliance, Inc.	(72)	(3,221)
Total Common Stocks (proceeds $3,971)		(4,276)
Total Securities Sold Short (0.1%) (proceeds $3,971)		(4,276)

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	2,597	—	459	—	(197)	(141)	1,800	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx USD High Yield Corporate Bond ETF	159	—	—	1	—	(9)	150	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	—	15,475	15,587	—	112	—	—	—
iShares Latin America 40 ETF	1,364	—	—	—	—	403	1,767	—
iShares MSCI Brazil Capped ETF	1,899	—	—	—	—	659	2,558	0.1
iShares MSCI China ETF	—	5,328	—	—	—	(870)	4,458	0.1
iShares MSCI Emerging Markets ETF	413	—	—	—	—	(31)	382	—
iShares Nasdaq Biotechnology Index Fund	472	—	—	1	—	(69)	403	—
iShares S&P 500 Value ETF	4,817	—	4,568	—	727	(976)	—	—
	11,721	20,803	20,614	2	642	(1,034)	11,518	0.3

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	11/16/21	28	28	—
Adyen B.V.	07/25/19	4,078	9,058	0.3
Alibaba Group Holding Limited	11/20/19	6,973	3,914	0.1
Bahrain Government International Bond, 6.75%, 09/20/29	11/12/20	386	362	—
Banco do Brasil S.A, 4.75%, 03/20/24	10/26/21	209	206	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	10/27/21	207	189	—
Boparan Finance PLC, 7.63%, 11/30/25	10/12/21	2,131	1,954	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	04/26/21	104	51	—
Cabinet of Ministers of Ukraine, 8.99%, 02/01/24	04/26/21	215	89	—
Cabinet of Ministers of Ukraine, 9.75%, 11/01/28	10/27/21	231	86	—
CBB International Sukuk Company S.P.C, 7.38%, 05/14/30	10/27/21	222	217	—
Cellnex Telecom, S.A.	10/28/19	12,120	14,414	0.4
China Feihe Limited	07/13/21	506	357	—
China Literature Limited	03/10/22	89	86	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 1.60%, 04/15/33	07/07/20	112	108	—
Covestro AG	01/03/22	272	217	—
Dali Foods Group Company Limited	07/23/19	39	33	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	11/05/21	415	394	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	66	64	—
Evolution Gaming Group AB (publ)	03/01/22	25	23	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/14/21	220	200	—
Ganfeng Lithium Co., Ltd. - Class H	09/22/20	891	1,439	0.1
GNL Quintero S.A, 4.63%, 07/31/29	10/27/21	189	179	—
Gobierno de La Republica del Paraguay, 5.00%, 04/15/26	10/28/21	220	208	—
Grand Round, Inc.	03/31/15	1,774	1,321	0.1
Haidilao International Holding Ltd.	01/31/20	998	457	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	594	559	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 1.20%, 10/15/30	06/15/20	113	111	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 0.92%, 11/14/32	07/10/20	111	109	—
Hygeia Healthcare Holdings Co., Limited	07/30/21	1,066	493	—
Inkia Energy Limited, 5.88%, 11/09/27	01/05/21	315	291	—
Innovent Biologics, Inc. - Class B	02/10/22	107	91	—
Interglobe Aviation Limited	02/10/21	156	180	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	07/08/21	3,336	1,760	0.1
Jinxin Fertility Group Limited	07/30/21	1,200	526	—
Kallpa Generacion S.A., 4.88%, 05/24/26	10/27/21	214	205	—
KME AG, 6.75%, 02/01/23	03/03/21	1,348	1,264	0.1
Leviathan Bond Ltd, 5.75%, 06/30/23	04/12/21	71	69	—
Lookout, Inc.	09/19/14	3,242	3,088	0.1
Lookout, Inc.	03/04/15	237	225	—
Meituan Dianping - Class B	04/07/21	1,572	1,050	—
Microport Cardioflow Medtech Corporation	07/30/21	1,764	715	—
Millicom International Cellular SA, 5.13%, 01/15/28	04/26/21	368	351	—
Ming Yuan Cloud Group Holdings Limited	11/17/20	703	257	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	04/26/21	219	46	—
Morocco, Kingdom of, 4.00%, 12/15/50	11/18/21	356	315	—
Nongfu Spring Co., Ltd. - Class H	09/21/21	276	261	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 1.20%, 01/20/32	06/15/20	115	112	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 1.35%, 01/15/32	07/09/20	115	113	—
Pharmaron Beijing Co., Ltd. - Class H	07/27/21	389	353	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	03/12/21	423	387	—
Presidencia de la Republica Dominicana, 6.40%, 06/05/49	12/09/20	283	240	—
PT Pertamina (Persero), 3.65%, 07/30/29	05/29/20	246	237	—
PT Pertamina (Persero), 3.10%, 08/25/30	10/27/21	204	190	—
Qatar Government International Bond, 4.50%, 04/23/28	10/27/21	229	218	—
Quintis Limited	11/03/17	1,905	339	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	—	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 1.85%, 12/20/31	06/24/20	111	110	—
Romania, Government of, 4.00%, 02/14/51	10/27/21	82	71	—
Samsonite International S.A.	02/10/22	188	192	—
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	10/27/21	217	206	—
TE Connectivity Ltd.	06/14/21	14,906	13,478	0.4
The Republic of Indonesia, The Government of, 4.75%, 01/08/26	10/27/21	223	212	—
WH Group Limited	02/10/22	275	246	—
WuXi AppTec Co., Ltd. - Class H	02/15/22	121	151	—
Wuxi Biologics Cayman Inc	02/03/21	1,751	1,054	—
		72,477	65,529	1.8

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	567	June 2022	AUD	74,628	(190)	(2,040)
DAX Index	7	June 2022	EUR	2,426	(28)	109
Euro Bund	82	June 2022	EUR	13,666	136	(721)
FTSE 100 Index	100	June 2022	GBP	7,066	(40)	552
FTSE/MIB Index	18	June 2022	EUR	2,052	(29)	160
Italy Government BTP Bond	113	June 2022	EUR	16,318	148	(757)
MSCI Emerging Markets Index	92	June 2022		4,756	(79)	421
NIFTY 50 Index	153	April 2022		5,318	(9)	48
Russell 2000 Index	354	June 2022		34,294	(391)	2,281
S&P/TSX 60 Index	20	June 2022	CAD	5,114	(39)	122
United States 10 Year Note	639	June 2022		80,775	210	(2,258)
United States 2 Year Note	2,034	July 2022		436,241	334	(5,192)
United States 5 Year Note	1,036	July 2022		119,011	146	(195)
United States Long Bond	98	June 2022		15,153	61	(447)
United States Ultra Bond	346	June 2022		60,689	387	596
					617	(7,321)
Short Contracts
Euro Buxl 30 Year Bond	(78)	June 2022	EUR	(15,790)	(249)	1,394
Euro STOXX 50 Price Index	(246)	June 2022	EUR	(8,976)	109	(471)
Long Gilt	(101)	June 2022	GBP	(12,366)	(56)	156
NASDAQ 100 Stock Index	(22)	June 2022		(6,481)	89	(61)
Nikkei 225 Index	(10)	June 2022	JPY	(124,482)	9	(111)
S&P 500 Index	(443)	June 2022		(94,124)	1,439	(6,232)
United States 10 Year Ultra Bond	(2,622)	June 2022		(366,069)	(1,065)	10,870
					276	5,545

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	4	(246)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	4	(243)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	11	(359)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	11	(345)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	14	(298)
28-Day MEXIBOR (M)	Paying	6.43	(M)	08/13/26	MXN	122,344	19	(423)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	19	(412)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	16	(345)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	10	(207)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	14	(310)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.88	(Q)	08/17/22	88,053	(22)	43
3M LIBOR (Q)	Receiving	0.40	(Q)	03/08/24	136,005	(35)	5,332
3M LIBOR (Q)	Receiving	0.53	(Q)	06/06/24	32,103	(8)	1,360
3M LIBOR (Q)	Receiving	0.57	(Q)	06/28/24	30,419	(2)	1,324
3M LIBOR (Q)	Receiving	0.51	(Q)	07/13/24	28,060	(5)	1,283
3M LIBOR (Q)	Receiving	0.55	(Q)	07/16/24	42,337	(9)	1,899
3M LIBOR (Q)	Receiving	0.55	(Q)	07/20/24	14,025	(4)	632
3M LIBOR (Q)	Receiving	0.55	(Q)	07/20/24	28,050	(7)	1,265
3M LIBOR (Q)	Receiving	0.49	(Q)	07/23/24	27,653	(8)	1,281
3M LIBOR (Q)	Receiving	0.49	(Q)	07/23/24	27,653	(8)	1,283
3M LIBOR (Q)	Receiving	0.56	(Q)	08/12/24	42,296	(13)	1,945
3M LIBOR (Q)	Receiving	0.57	(Q)	08/13/24	27,528	(8)	1,260
3M LIBOR (Q)	Receiving	0.57	(Q)	08/27/24	13,719	(3)	639
3M LIBOR (Q)	Receiving	0.57	(Q)	08/27/24	13,857	(3)	647
3M LIBOR (Q)	Receiving	0.57	(Q)	08/27/24	13,857	(3)	646
3M LIBOR (Q)	Receiving	0.57	(Q)	08/27/24	13,927	(3)	648
3M LIBOR (Q)	Receiving	0.57	(Q)	08/27/24	13,927	(3)	647
3M LIBOR (Q)	Receiving	1.60	(Q)	01/24/25	63,056	(2)	1,734
3M LIBOR (Q)	Receiving	0.35	(Q)	08/27/25	24,619	1	1,809
3M LIBOR (Q)	Receiving	0.68	(Q)	02/19/26	26,354	(2)	1,853
3M LIBOR (Q)	Receiving	0.70	(Q)	02/22/26	7,202	—	502
3M LIBOR (Q)	Receiving	0.62	(Q)	04/08/26	47,964	7	3,605
3M LIBOR (Q)	Receiving	0.60	(Q)	04/08/26	116,484	17	8,843
3M LIBOR (Q)	Receiving	0.63	(Q)	05/26/26	121,805	(10)	9,277
3M LIBOR (Q)	Receiving	0.85	(Q)	05/27/26	61,494	(4)	4,153
3M LIBOR (Q)	Receiving	0.64	(Q)	05/27/26	184,481	(12)	13,987
3M LIBOR (Q)	Receiving	0.94	(Q)	10/14/26	9,667	(1)	667
3M LIBOR (Q)	Receiving	1.17	(Q)	10/14/26	15,166	(2)	900
3M LIBOR (Q)	Receiving	1.15	(Q)	11/10/26	40,372	(10)	2,436
3M LIBOR (Q)	Receiving	0.69	(Q)	06/23/30	7,837	(3)	1,037
3M LIBOR (Q)	Receiving	0.71	(Q)	09/25/30	4,749	(6)	634
3M LIBOR (Q)	Receiving	0.76	(Q)	09/29/30	3,800	(5)	492
3M LIBOR (Q)	Receiving	0.81	(Q)	11/23/30	13,029	(28)	1,651
3M LIBOR (Q)	Receiving	1.17	(Q)	02/04/31	8,950	(25)	894
3M LIBOR (Q)	Receiving	1.20	(Q)	02/05/31	5,268	(15)	517
3M LIBOR (Q)	Receiving	1.57	(Q)	05/27/31	14,486	(49)	1,008
3M LIBOR (Q)	Receiving	1.54	(Q)	05/28/31	2,569	(9)	185
3M LIBOR (Q)	Receiving	2.18	(Q)	06/17/31	21,834	(74)	92
3M LIBOR (Q)	Receiving	2.18	(Q)	06/17/31	22,160	(75)	94
3M LIBOR (Q)	Receiving	2.16	(Q)	06/18/31	22,160	(75)	111
3M LIBOR (Q)	Receiving	1.99	(Q)	07/02/31	9,059	(31)	112
3M LIBOR (Q)	Receiving	1.99	(Q)	07/02/31	21,139	(72)	258
3M LIBOR (Q)	Receiving	1.40	(Q)	10/12/31	12,355	(43)	1,076
3M LIBOR (Q)	Receiving	1.38	(Q)	10/14/31	7,537	(26)	667
3M LIBOR (Q)	Receiving	1.38	(Q)	10/14/31	10,956	(38)	972
3M LIBOR (Q)	Receiving	1.44	(Q)	11/26/31	6,616	(24)	555
3M LIBOR (Q)	Receiving	1.41	(Q)	11/30/31	4,583	(17)	396
3M LIBOR (Q)	Receiving	1.70	(Q)	11/26/41	3,550	(18)	402
3M LIBOR (Q)	Receiving	0.89	(Q)	07/02/50	5,812	(24)	1,762
3M LIBOR (Q)	Receiving	0.88	(Q)	07/21/50	3,805	(17)	1,161
3M LIBOR (Q)	Receiving	1.27	(Q)	10/23/50	12,189	(60)	2,707
3M LIBOR (Q)	Receiving	1.17	(Q)	10/28/50	4,818	(23)	1,173
3M LIBOR (Q)	Receiving	0.98	(Q)	10/29/50	14,058	(63)	3,993
3M LIBOR (Q)	Receiving	1.30	(Q)	11/19/50	11,556	(58)	2,493
3M LIBOR (Q)	Receiving	1.22	(Q)	11/27/50	4,818	(23)	1,122
3M LIBOR (Q)	Receiving	1.45	(Q)	12/11/50	3,794	(19)	698
3M LIBOR (Q)	Receiving	1.27	(Q)	12/30/50	4,818	(23)	1,074
3M LIBOR (Q)	Receiving	1.45	(Q)	01/07/51	12,309	(62)	2,283
3M LIBOR (Q)	Receiving	1.52	(Q)	01/08/51	4,209	(22)	713
3M LIBOR (Q)	Receiving	1.63	(Q)	01/25/51	8,937	(49)	1,309
3M LIBOR (Q)	Receiving	1.48	(Q)	01/28/51	16,314	(86)	2,898
3M LIBOR (Q)	Receiving	1.58	(Q)	02/01/51	9,131	(49)	1,436
3M LIBOR (Q)	Receiving	1.66	(Q)	02/04/51	5,094	(28)	708
3M LIBOR (Q)	Receiving	1.68	(Q)	02/05/51	5,268	(30)	709
3M LIBOR (Q)	Receiving	0.89	(Q)	02/10/51	9,058	(39)	2,765
3M LIBOR (Q)	Receiving	1.91	(Q)	02/22/51	2,047	(12)	173
3M LIBOR (Q)	Receiving	2.01	(Q)	05/27/51	7,493	(45)	472
3M LIBOR (Q)	Receiving	1.97	(Q)	05/28/51	1,233	(7)	87
3M LIBOR (Q)	Receiving	2.04	(Q)	06/07/51	2,330	(14)	134
3M LIBOR (Q)	Receiving	1.63	(Q)	08/23/51	1,775	(10)	260

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.85	(Q)	10/15/51		2,476	(14)	242
3M LIBOR (Q)	Receiving	1.82	(Q)	10/18/51		3,855	(22)	403
3M LIBOR (Q)	Receiving	1.71	(Q)	11/30/51		1,678	(9)	217
3M LIBOR (Q)	Receiving	1.96	(Q)	01/21/52		16,592	(99)	1,218
3M LIBOR (S)	Paying	0.37	(S)	10/29/25		71,159	1	(5,430)
3M LIBOR (S)	Paying	0.46	(S)	11/23/25		19,766	1	(1,472)
3M LIBOR (S)	Paying	0.39	(S)	02/10/26		49,816	4	(4,028)
3M LIBOR (S)	Paying	0.83	(S)	03/08/26		83,455	(4)	(5,451)
3M LIBOR (S)	Paying	0.85	(S)	04/08/26		116,484	(17)	(7,733)
3M LIBOR (S)	Paying	0.87	(S)	04/08/26		47,964	(7)	(3,147)
3M LIBOR (S)	Paying	0.98	(S)	06/28/26		18,252	(3)	(1,174)
3M LIBOR (S)	Paying	0.87	(S)	07/13/26		16,535	—	(1,135)
3M LIBOR (S)	Paying	1.39	(S)	01/07/27		63,792	1	(3,299)
3M LIBOR (S)	Paying	1.42	(S)	01/10/27		26,000	2	(1,309)
3M LIBOR (S)	Paying	1.47	(S)	01/14/27		9,479	1	(456)
3M LIBOR (S)	Paying	1.63	(S)	02/09/27		86,962	22	(3,558)
3M LIBOR (S)	Paying	1.08	(S)	08/17/30		17,703	20	(1,835)
3M LIBOR (S)	Paying	0.64	(S)	08/21/30		8,478	10	(1,164)
3M LIBOR (S)	Paying	0.68	(S)	09/14/30		3,131	4	(425)
3M LIBOR (S)	Paying	0.66	(S)	09/25/30		4,749	6	(653)
3M LIBOR (S)	Paying	0.69	(S)	09/29/30		3,800	5	(513)
3M LIBOR (S)	Paying	1.40	(S)	04/07/31		39,069	115	(3,253)
3M LIBOR (S)	Paying	1.42	(S)	04/08/31		22,479	68	(1,834)
3M LIBOR (S)	Paying	1.59	(S)	10/14/31		57,016	201	(4,038)
3M LIBOR (S)	Paying	1.62	(S)	11/19/31		38,829	143	(2,661)
3M LIBOR (S)	Paying	1.76	(S)	01/28/32		62,508	233	(3,597)
3M LIBOR (S)	Paying	1.08	(S)	09/28/50		8,259	36	(2,180)
3M LIBOR (S)	Paying	1.08	(S)	09/28/50		1,937	9	(509)
3M LIBOR (S)	Paying	1.07	(S)	10/21/50		5,708	26	(1,512)
3M LIBOR (S)	Paying	0.97	(S)	10/28/50		4,634	21	(1,327)
3M LIBOR (S)	Paying	1.20	(S)	12/22/50		18,802	87	(4,476)
3M LIBOR (S)	Paying	1.24	(S)	02/10/51		13,586	67	(3,123)
3M LIBOR (S)	Paying	1.83	(S)	06/22/51		5,192	29	(537)
3M LIBOR (S)	Paying	1.84	(S)	11/08/51		4,182	24	(422)
6M EURIBOR (S)	Receiving	0.02	(S)	08/26/31	EUR	15,925	(130)	1,856
U.S. SOFR (A)	Receiving	2.00	(A)	02/17/25		23,094	(2)	321
U.S. SOFR (A)	Paying	1.13	(A)	03/07/24		88,698	12	(1,866)
U.S. SOFR (A)	Paying	1.13	(A)	03/08/24		133,162	19	(2,806)
U.S. SOFR (A)	Paying	1.08	(A)	03/18/24		177,998	38	(3,987)
U.S. SOFR (A)	Paying	1.56	(A)	03/07/27		44,349	13	(1,425)
							(525)	31,917

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	5.00	12/20/26	1,885	(185)	1	93

Credit default swap agreements - sell protection
CDX.NA.HY.37 (Q)	5.00	12/20/26	(30,866)	1,947	(17)	(708)
ITRAXX.EUR.XO.34.V2 (Q)	5.00	12/20/25	(11,420)	1,082	3	100
ITRAXX.EUR.XO.35 (Q)	5.00	06/20/26	(7,955)	717	5	(356)
ITRAXX.EUR.XO.36 (Q)	5.00	12/20/26	(16,682)	1,468	12	(727)
				5,214	3	(1,691)

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alcoa Corporation	Call	65.00	04/14/22	239	599
Alibaba Group Holding Limited	Put	90.00	05/20/22	321	96
Alphabet Inc.	Put	2,520.00	04/14/22	14	4
Amazon.com, Inc.	Call	3,400.00	04/14/22	15	35
Amazon.com, Inc.	Call	3,000.00	04/14/22	35	954
Amazon.com, Inc.	Call	3,200.00	05/20/22	6	116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Amazon.com, Inc.	Put	2,800.00	04/14/22	12	4
Apple Inc.	Call	185.00	04/14/22	432	22
Apple Inc.	Call	165.00	04/14/22	121	134
Apple Inc.	Call	180.00	05/20/22	113	54
Apple Inc.	Put	140.00	05/20/22	123	9
Autodesk, Inc.	Call	250.00	04/14/22	82	1
Avaya Holdings Corp.	Put	11.00	06/17/22	52	4
Bath & Body Works, Inc.	Call	60.00	05/20/22	664	30
BP P.L.C.	Call	34.00	04/14/22	1,278	6
BP P.L.C.	Call	30.00	05/20/22	544	64
BP P.L.C.	Call	35.00	06/17/22	1,278	38
CF Industries Holdings, Inc.	Call	75.00	05/20/22	418	1,235
CF Industries Holdings, Inc.	Call	115.00	05/20/22	386	166
Chevron Corporation	Call	155.00	05/20/22	183	215
Coinbase Global, Inc.	Call	200.00	04/14/22	104	58
Comcast Corporation	Call	52.50	04/14/22	787	1
Coupang, Inc.	Call	25.00	05/20/22	721	13
CSX Corporation	Call	40.00	05/20/22	518	26
Devon Energy Corporation	Call	60.00	04/14/22	1,326	256
Diamondback Energy, Inc.	Call	135.00	04/14/22	103	70
Diamondback Energy, Inc.	Call	155.00	05/20/22	112	48
Diamondback Energy, Inc.	Call	150.00	05/20/22	92	52
Discovery, Inc.	Call	42.50	04/14/22	204	—
Discovery, Inc.	Call	45.00	06/17/22	93	1
Dynatrace, Inc.	Call	55.00	05/20/22	217	36
Exxon Mobil Corporation	Call	85.00	05/20/22	486	131
Freeport-McMoRan Inc.	Call	45.00	05/20/22	115	72
General Motors Company	Call	60.00	04/14/22	1,548	1
General Motors Company	Call	55.00	06/17/22	712	33
Hilton Worldwide Holdings Inc.	Call	150.00	04/14/22	106	53
Invesco QQQ Trust	Call	360.00	04/14/22	775	665
Invesco QQQ Trust	Put	310.00	04/14/22	1,856	54
Invesco Senior Loan ETF	Put	21.00	04/14/22	176	2
Invesco Senior Loan ETF	Put	20.00	04/14/22	338	3
Invesco Senior Loan ETF	Put	20.00	07/15/22	127	4
iShares iBoxx $ High Yield Corporate Bond ETF	Call	82.00	05/20/22	941	95
iShares iBoxx $ High Yield Corporate Bond ETF	Put	80.00	04/14/22	258	5
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	121.00	04/14/22	1,275	135
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	122.00	04/14/22	648	115
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	118.00	05/20/22	1,275	147
iShares Russell 2000 ETF	Put	202.00	04/14/22	324	80
iShares Russell 2000 ETF	Put	175.00	04/14/22	91	1
iShares Russell 2000 ETF	Put	170.00	04/14/22	78	1
iShares Russell 2000 ETF	Put	188.00	04/18/22	70	3
iShares Russell 2000 ETF	Put	200.00	05/20/22	328	175
iShares Russell 2000 ETF	Put	199.00	05/20/22	674	338
JPMorgan Chase & Co.	Call	155.00	04/14/22	136	1
KraneShares CSI China Internet ETF	Call	39.00	04/14/22	989	3
LyondellBasell Industries N.V.	Call	115.00	06/17/22	386	61
Marathon Oil Corporation	Call	25.00	04/14/22	383	41
Marathon Oil Corporation	Call	24.00	04/14/22	383	65
Marathon Oil Corporation	Call	26.00	07/15/22	383	92
Marathon Oil Corporation	Call	25.00	07/15/22	383	110
MasterCard Incorporated	Call	370.00	04/14/22	56	18
Meta Platforms, Inc.	Call	320.00	04/14/22	65	—
MGM Resorts International	Call	55.00	06/17/22	578	16
Micron Technology, Inc.	Put	75.00	05/20/22	219	79
Microsoft Corporation	Put	265.00	04/14/22	125	3
NVIDIA Corporation	Call	240.00	04/14/22	86	301
NVIDIA Corporation	Put	215.00	04/14/22	150	5
Occidental Petroleum Corporation	Call	60.00	04/14/22	271	35
Occidental Petroleum Corporation	Call	65.00	05/20/22	271	60
Occidental Petroleum Corporation	Call	60.00	05/20/22	271	99
Occidental Petroleum Corporation	Call	55.00	05/20/22	271	160
Ovintiv Canada ULC	Call	55.00	05/20/22	618	260
Pfizer Inc.	Call	55.00	04/14/22	376	8
PG&E Corporation	Put	9.00	06/17/22	45	—
Pitney Bowes Inc.	Put	4.00	07/15/22	40	1
Sabre Corporation	Call	13.00	04/14/22	60	—
Salesforce.Com, Inc.	Call	230.00	04/14/22	47	3
Salesforce.Com, Inc.	Put	190.00	04/14/22	168	10
Schlumberger Omnes, Inc.	Call	45.00	05/20/22	242	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Schlumberger Omnes, Inc.	Call	45.00	06/17/22	434	87
ServiceNow, Inc.	Call	520.00	05/20/22	95	576
ServiceNow, Inc.	Put	520.00	04/14/22	72	43
Snap Inc.	Put	26.00	04/14/22	387	2
SPDR Gold Shares	Call	185.00	05/20/22	210	67
SPDR S&P 500 ETF	Put	440.00	04/14/22	104	23
SPDR S&P 500 ETF	Put	455.00	04/14/22	591	394
SPDR S&P 500 ETF	Put	435.00	04/14/22	123	19
SPDR S&P 500 ETF	Put	410.00	05/20/22	814	252
Starbucks Corporation	Call	100.00	04/14/22	543	7
Tapestry, Inc.	Call	40.00	05/20/22	295	40
Tesla Inc.	Call	1,150.00	05/20/22	43	283
The Home Depot, Inc.	Call	365.00	04/14/22	56	—
The Walt Disney Company	Call	140.00	04/14/22	144	25
Twilio Inc.	Call	310.00	04/14/22	103	—
United States Steel Corporation	Put	27.00	04/14/22	109	—
Visa Inc.	Call	215.00	04/14/22	96	87
Wells Fargo & Company	Call	55.00	04/14/22	370	7
Western Digital Corporation	Call	80.00	04/14/22	198	—
Western Digital Corporation	Call	65.00	04/14/22	55	—
Xerox Holdings Corporation	Call	30.00	04/14/22	112	—
Xerox Holdings Corporation	Call	23.00	05/20/22	147	4
Xerox Holdings Corporation	Call	30.00	07/15/22	58	—
					9,841

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	CIT	Call	Up-and-out	4,600.00	4,550.00	06/17/22	6,008	865

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BCL	Put		101.00	04/20/22		2,550,000	2
CDX.NA.HY.37, 12/20/26	MSC	Put		101.00	04/20/22		3,880,000	3
CDX.NA.HY.38, 06/20/27	CSI	Put		102.00	05/18/22		1,760,000	8
								13
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call		1.16	04/07/22	EUR	18,960,052	—
EUR/USD Spot Rate	JPM	Call		1.16	04/07/22	EUR	18,960,052	—
USD/RUB Spot Rate	BOA	Call	RUB	66.00	04/18/22		623,085	247
EUR/USD Spot Rate	BOA	Put		1.08	04/08/22	EUR	29,285,256	15
EUR/USD Spot Rate	DUB	Put		1.08	05/12/22	EUR	27,829,452	99
EUR/USD Spot Rate	DUB	Put		1.13	04/13/22	EUR	64,101,818	1,513
EUR/USD Spot Rate	MSC	Put		1.11	04/29/22	EUR	53,027,803	450
USD/JPY Spot Rate	JPM	Put	JPY	116.00	05/12/22		35,352,204	64
								2,388
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	4,650.00	06/17/22		1,303	1

Interest Rate Swaptions
3M LIBOR, 07/07/52	CIT	Call		1.52	07/05/22		16,403,628	74
3M LIBOR, 07/08/52	DUB	Call		1.55	07/06/22		6,933,234	34
3M LIBOR, 04/22/52	GSC	Call		1.60	04/20/22		15,940,705	2
3M LIBOR, 04/20/52	MSC	Call		1.50	04/14/22		30,773,218	—
3M LIBOR, 03/20/24	MSC	Call		0.80	03/16/23		214,206,461	69
3M LIBOR, 04/25/32	MSC	Call		1.30	04/21/22		16,904,549	—
6M British Bankers' Association Yen LIBOR, 08/10/32	BNP	Put		0.42	08/08/22	JPY	2,366,610,282	52
								231
Options on Securities
Amazon.com, Inc.	CIT	Call		4,150.00	06/17/22		1,551	17
Barclays PLC	JPM	Call	GBP	2.10	04/14/22		1,214	—
BNP Paribas	JPM	Call	EUR	68.00	04/14/22		337	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
CF Industries Holdings, Inc.	CIT	Call		115.00	05/20/22	29,900	129
Devon Energy Corporation	CSI	Call		50.00	04/14/22	41,214	391
EssilorLuxottica	GSC	Call	EUR	200.00	06/17/22	19,486	5
EssilorLuxottica	JPM	Call	EUR	200.00	09/16/22	11,665	17
Invesco DB Agriculture Fund	SBI	Call		23.00	07/15/22	803	55
Lloyds Banking Group PLC	JPM	Call	GBP	0.50	05/20/22	1,791	24
Mercedes-Benz Group AG	JPM	Call	EUR	66.00	06/17/22	169	41
MOS Holdings Inc.	CIT	Call		75.00	05/20/22	52,800	157
Pandora A/S	CGM	Call	DKK	760.00	04/13/22	59	1
Pioneer Natural Resources Company	MSC	Call		260.00	06/17/22	61,809	773
Shell PLC	GSC	Call	EUR	24.00	04/14/22	1,316	180
Shell PLC - ADR	CIT	Call		50.00	04/14/22	164,114	910
Shell PLC - ADR	NSI	Call		52.50	04/14/22	130,761	392
							3,092

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Abbott Laboratories	Call	125.00	04/14/22	215	(4)
Air Products and Chemicals, Inc.	Put	230.00	04/14/22	75	(5)
Albemarle Corporation	Put	180.00	06/17/22	82	(41)
Alcoa Corporation	Call	85.00	04/14/22	239	(171)
Alcoa Corporation	Call	80.00	04/14/22	303	(331)
Alcoa Corporation	Call	90.00	05/20/22	82	(68)
Alibaba Group Holding Limited	Put	75.00	05/20/22	321	(35)
Alphabet Inc.	Call	2,940.00	04/14/22	14	(15)
Alphabet Inc.	Call	2,900.00	04/14/22	18	(29)
Amazon.com, Inc.	Call	3,300.00	04/14/22	35	(193)
Amazon.com, Inc.	Call	3,600.00	04/14/22	15	(6)
Amazon.com, Inc.	Call	3,200.00	04/14/22	16	(182)
Amazon.com, Inc.	Call	3,260.00	04/14/22	12	(89)
Amazon.com, Inc.	Call	3,600.00	05/20/22	6	(27)
Apple Inc.	Call	175.00	04/14/22	229	(76)
Apple Inc.	Call	170.00	04/14/22	368	(236)
Applied Materials, Inc.	Call	145.00	05/20/22	129	(42)
Aptiv PLC	Put	135.00	05/20/22	134	(229)
Autodesk, Inc.	Put	210.00	04/14/22	78	(29)
Autodesk, Inc.	Put	195.00	04/14/22	82	(6)
Autodesk, Inc.	Put	180.00	06/17/22	115	(51)
Bank of America Corporation	Call	45.00	04/14/22	712	(9)
Bath & Body Works, Inc.	Put	50.00	05/20/22	664	(305)
Boston Scientific Corporation	Call	46.00	04/14/22	520	(15)
Boston Scientific Corporation	Put	37.00	04/14/22	520	(2)
BP P.L.C.	Call	31.00	04/14/22	491	(13)
BP P.L.C.	Put	27.00	04/14/22	1,278	(19)
BP P.L.C.	Put	27.00	06/17/22	1,278	(130)
Capri Holdings Limited	Call	80.00	05/20/22	288	(1)
CF Industries Holdings, Inc.	Call	90.00	05/20/22	418	(702)
CF Industries Holdings, Inc.	Call	130.00	05/20/22	386	(66)
CF Industries Holdings, Inc.	Call	110.00	05/20/22	68	(39)
Charter Communications, Inc.	Put	470.00	06/17/22	54	(42)
Chevron Corporation	Call	190.00	05/20/22	183	(14)
Chevron Corporation	Put	130.00	05/20/22	183	(9)
Coinbase Global, Inc.	Call	225.00	04/14/22	104	(15)
Coinbase Global, Inc.	Put	140.00	04/14/22	104	(4)
Comcast Corporation	Put	42.50	04/14/22	787	(7)
ConocoPhillips	Call	110.00	04/14/22	177	(6)
ConocoPhillips	Call	120.00	08/19/22	682	(168)
Costco Wholesale Corporation	Call	590.00	04/14/22	41	(18)
CSX Corporation	Put	30.00	05/20/22	518	(7)
Devon Energy Corporation	Call	70.00	04/14/22	166	(2)
Dynatrace, Inc.	Put	40.00	05/20/22	217	(29)
EQT Corporation	Call	28.00	06/17/22	1,142	(862)
Exxon Mobil Corporation	Put	70.00	05/20/22	122	(7)
Freeport-McMoRan Inc.	Call	48.00	04/14/22	449	(123)
Freeport-McMoRan Inc.	Call	55.00	05/20/22	433	(65)
Freeport-McMoRan Inc.	Put	35.00	05/20/22	115	(2)
General Motors Company	Call	70.00	04/14/22	1,548	—
General Motors Company	Put	35.00	06/17/22	712	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Invesco QQQ Trust	Call	375.00	04/14/22	775	(153)
Invesco QQQ Trust	Put	285.00	04/14/22	1,856	(20)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	04/14/22	155	(1)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	05/20/22	1,258	(34)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	05/20/22	941	(18)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	119.00	04/14/22	648	(25)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	116.00	04/14/22	1,275	(14)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	113.00	05/20/22	1,275	(42)
iShares Russell 2000 ETF	Put	190.00	04/14/22	324	(17)
iShares Russell 2000 ETF	Put	150.00	04/14/22	91	—
iShares Russell 2000 ETF	Put	170.00	04/18/22	70	(1)
iShares Russell 2000 ETF	Put	182.00	05/20/22	674	(121)
iShares Russell 2000 ETF	Put	185.00	05/20/22	328	(71)
KraneShares CSI China Internet ETF	Call	44.00	04/14/22	989	—
KraneShares CSI China Internet ETF	Put	29.00	04/14/22	989	(167)
LyondellBasell Industries N.V.	Put	90.00	06/17/22	386	(85)
Masco Corporation	Put	50.00	06/17/22	321	(79)
Meta Platforms, Inc.	Put	250.00	04/14/22	65	(182)
MGM Resorts International	Put	40.00	06/17/22	578	(138)
Micron Technology, Inc.	Put	65.00	05/20/22	438	(45)
Microsoft Corporation	Call	310.00	04/14/22	58	(32)
Microsoft Corporation	Call	300.00	04/14/22	192	(230)
Microsoft Corporation	Call	320.00	05/20/22	217	(154)
Nice Ltd	Put	220.00	05/20/22	72	(85)
NVIDIA Corporation	Call	270.00	04/14/22	86	(103)
NVIDIA Corporation	Call	260.00	04/14/22	150	(276)
NVIDIA Corporation	Call	280.00	05/20/22	46	(76)
NXP Semiconductors N.V.	Call	210.00	06/17/22	89	(41)
Pioneer Natural Resources Company	Call	270.00	05/20/22	182	(137)
Salesforce.Com, Inc.	Put	220.00	04/14/22	152	(148)
Schlumberger Omnes, Inc.	Put	35.00	05/20/22	242	(16)
Schlumberger Omnes, Inc.	Put	35.00	06/17/22	434	(48)
ServiceNow, Inc.	Call	620.00	04/14/22	72	(14)
ServiceNow, Inc.	Call	620.00	05/20/22	95	(139)
ServiceNow, Inc.	Call	600.00	05/20/22	92	(191)
Snap Inc.	Put	19.00	04/14/22	387	—
SPDR Gold Shares	Call	210.00	05/20/22	420	(22)
SPDR S&P 500 ETF	Put	420.00	04/14/22	104	(6)
SPDR S&P 500 ETF	Put	400.00	04/14/22	123	(4)
SPDR S&P 500 ETF	Put	380.00	05/20/22	1,220	(154)
Starbucks Corporation	Put	80.00	04/14/22	543	(6)
Starbucks Corporation	Put	80.00	05/20/22	202	(21)
Tapestry, Inc.	Put	27.50	05/20/22	295	(8)
Tesla Inc.	Call	1,350.00	05/20/22	43	(95)
Tesla Inc.	Put	950.00	05/20/22	21	(84)
The Charles Schwab Corporation	Call	90.00	04/14/22	275	(11)
The Home Depot, Inc.	Put	300.00	04/14/22	56	(37)
The Home Depot, Inc.	Put	290.00	05/20/22	53	(47)
United States Steel Corporation	Put	22.00	04/14/22	109	—
UnitedHealth Group Incorporated	Call	530.00	04/14/22	82	(24)
Valero Energy Corporation	Call	105.00	06/17/22	377	(197)
Visa Inc.	Call	235.00	04/14/22	96	(9)
Wells Fargo & Company	Put	45.00	04/14/22	370	(16)
					(8,234)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BCL	Put	96.00	04/20/22		2,550,000	(1)
CDX.NA.HY.37, 12/20/26	MSC	Put	96.00	04/20/22		3,880,000	(1)
							(2)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Call	1.19	04/07/22	EUR	18,960,052	—
EUR/USD Spot Rate	JPM	Call	1.19	04/07/22	EUR	18,960,052	—
EUR/USD Spot Rate	BOA	Put	1.05	04/08/22	EUR	29,285,256	(1)
EUR/USD Spot Rate	DUB	Put	1.11	04/13/22	EUR	64,101,818	(396)
EUR/USD Spot Rate	DUB	Put	1.04	05/12/22	EUR	13,914,725	(10)
EUR/USD Spot Rate	DUB	Put	1.06	05/12/22	EUR	27,829,452	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
EUR/USD Spot Rate	MSC	Put		1.07	04/29/22	EUR	53,027,803	(74)
USD/JPY Spot Rate	JPM	Put	JPY	112.00	05/12/22		35,352,204	(19)
								(544)
Index Options
Euro STOXX 50 Price Index	CSI	Put	EUR	3,400.00	06/17/22		1,954	(145)
S&P 500 Index	CIT	Put		3,700.00	09/16/22		4,025	(273)
								(418)
Interest Rate Swaptions
3M LIBOR, 02/17/25	MSC	Call		1.40	02/15/23		82,096,839	(159)
3M LIBOR, 03/20/24	MSC	Call		0.40	03/16/23		214,206,461	(43)
3M LIBOR, 03/20/24	MSC	Call		0.60	03/16/23		214,206,461	(54)
3M LIBOR, 06/17/26	BCL	Put		3.04	06/15/26		66,154,166	(1,536)
3M LIBOR, 03/27/33	GSC	Put		3.27	03/23/23		60,912,041	(531)
3M LIBOR, 03/28/33	GSC	Put		3.28	03/24/23		19,707,904	(170)
3M LIBOR, 02/17/25	MSC	Put		2.60	02/15/23		82,096,839	(871)
3M LIBOR, 02/17/25	MSC	Put		2.70	02/15/23		82,096,839	(796)
3M LIBOR, 07/02/31	MSC	Put		3.04	06/30/26		30,197,510	(700)
								(4,860)
Options on Securities
Amazon.com, Inc.	CIT	Put		2,800.00	06/17/22		775	(40)
Barclays PLC	JPM	Call	GBP	2.30	04/14/22		1,214	—
BNP Paribas	JPM	Call	EUR	76.00	04/14/22		337	—
Devon Energy Corporation	CSI	Call		55.00	04/14/22		41,214	(204)
Devon Energy Corporation	CSI	Put		41.00	04/14/22		20,607	(1)
EssilorLuxottica	GSC	Call	EUR	220.00	06/17/22		19,486	—
EssilorLuxottica	JPM	Call	EUR	225.00	09/16/22		11,665	(4)
EssilorLuxottica	GSC	Put	EUR	160.00	06/17/22		19,486	(155)
EssilorLuxottica	JPM	Put	EUR	160.00	09/16/22		11,665	(142)
Invesco DB Agriculture Fund	SBI	Call		27.00	07/15/22		803	(14)
Invesco DB Agriculture Fund	SBI	Put		20.00	07/15/22		402	(11)
JPMorgan Chase & Co.	NSI	Put		125.00	04/14/22		136	(9)
Lloyds Banking Group PLC	JPM	Put	GBP	0.44	05/20/22		1,791	(47)
Mercedes-Benz Group AG	JPM	Put	EUR	50.00	06/17/22		169	(29)
Pandora A/S	CGM	Put	DKK	640.00	04/13/22		59	(12)
Pioneer Natural Resources Company	MSC	Call		285.00	06/17/22		61,809	(396)
Pioneer Natural Resources Company	MSC	Put		220.00	06/17/22		30,904	(216)
Shell PLC	GSC	Call	EUR	28.00	04/14/22		1,316	(4)
Shell PLC - ADR	CIT	Call		55.00	04/14/22		38,932	(55)
Shell PLC - ADR	CIT	Call		60.00	04/14/22		125,182	(18)
Shell PLC - ADR	NSI	Call		57.50	04/14/22		130,761	(72)
Shell PLC - ADR	CIT	Put		40.00	04/14/22		143,507	(26)
								(1,455)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/28/22	AUD	10,649	7,976	414
AUD/USD	MSC	05/05/22	AUD	8,151	6,106	292
AUD/USD	DUB	05/12/22	AUD	8,128	6,089	263
AUD/USD	GSC	05/12/22	AUD	5,330	3,993	192
AUD/USD	MSC	05/12/22	AUD	10,687	8,007	330
AUD/USD	HSB	05/19/22	AUD	23,085	17,297	785
AUD/USD	JPM	06/16/22	AUD	10,573	7,928	231
AUD/USD	UBS	06/16/22	AUD	4,926	3,694	65
BRL/USD	CIT	06/15/22	BRL	32,564	6,703	423
CAD/USD	BOA	04/21/22	CAD	12,331	9,878	39
CAD/USD	JPM	04/21/22	CAD	12,331	9,878	53
CAD/USD	BOA	06/16/22	CAD	8,678	6,951	164
CHF/USD	BNP	05/05/22	CHF	8,109	8,800	(13)
CHF/USD	JPM	05/05/22	CHF	6,059	6,576	(8)
CHF/USD	BCL	05/12/22	CHF	7,065	7,670	20
CHF/USD	CIT	05/12/22	CHF	8,916	9,679	14
CHF/USD	UBS	05/12/22	CHF	8,967	9,735	54
CHF/USD	JPM	05/20/22	CHF	6,916	7,512	(40)
CHF/USD	JPM	05/20/22	CHF	3,383	3,674	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	CIT	06/16/22	CHF	3,403	3,701	16
CNY/USD	CIT	04/07/22	CNY	35,272	5,560	28
DKK/USD	JPM	06/02/22	DKK	17,226	2,569	(12)
EUR/USD	JPM	04/07/22	EUR	13,777	15,253	(323)
EUR/USD	DUB	04/21/22	EUR	8,503	9,417	(279)
EUR/USD	HSB	04/21/22	EUR	11,719	12,980	(453)
EUR/USD	JPM	04/21/22	EUR	11,803	13,073	(339)
EUR/USD	MSC	04/21/22	EUR	22,493	24,913	(824)
EUR/USD	BOA	05/12/22	EUR	9,305	10,314	(334)
EUR/USD	DUB	05/12/22	EUR	6,698	7,424	(165)
EUR/USD	DUB	05/20/22	EUR	48	53	—
EUR/USD	HSB	05/20/22	EUR	3,284	3,641	(82)
EUR/USD	BCL	06/16/22	EUR	72,657	80,667	911
EUR/USD	CIT	06/16/22	EUR	2,619	2,908	21
EUR/USD	DUB	06/16/22	EUR	8,532	9,472	140
EUR/USD	JPM	06/16/22	EUR	13,246	14,706	79
EUR/USD	UBS	06/16/22	EUR	44,693	49,619	353
GBP/EUR	MSC	06/16/22	EUR	(6,802)	(7,552)	(28)
GBP/USD	MSC	05/05/22	GBP	2,839	3,728	(111)
GBP/USD	DUB	05/12/22	GBP	2,876	3,777	(112)
GBP/USD	HSB	05/12/22	GBP	5,632	7,397	(212)
GBP/USD	JPM	05/19/22	GBP	4,219	5,541	(166)
GBP/USD	MSC	06/16/22	GBP	7,558	9,926	73
IDR/USD	CIT	04/28/22	IDR	57,182,664	3,978	11
JPY/EUR	HSB	04/14/22	EUR	(8,338)	(9,233)	(247)
JPY/EUR	JPM	04/21/22	EUR	(13,743)	(15,222)	(518)
JPY/USD	BNP	05/06/22	JPY	1,104,761	9,092	(523)
JPY/USD	DUB	05/12/22	JPY	1,741,841	14,338	(756)
JPY/USD	HSB	05/12/22	JPY	897,925	7,391	(343)
JPY/USD	DUB	05/19/22	JPY	1,353,972	11,147	(580)
JPY/USD	MSC	05/19/22	JPY	876,357	7,215	(368)
JPY/USD	BOA	06/13/22	JPY	982	8	—
JPY/USD	BNP	06/16/22	JPY	12,733,315	104,931	(2,947)
JPY/USD	DUB	06/16/22	JPY	7,765,669	63,994	(3,346)
KRW/USD	CIT	05/19/22	KRW	17,639,784	14,543	(166)
MXN/USD	JPM	04/21/22	MXN	179,217	8,994	367
NOK/CHF	DUB	05/05/22	CHF	(9,282)	(10,073)	110
NOK/CHF	JPM	05/19/22	CHF	(5,766)	(6,262)	75
NZD/USD	HSB	06/16/22	NZD	2,874	1,991	32
NZD/USD	JPM	06/16/22	NZD	203	141	2
PLN/USD	CIT	06/02/22	PLN	7,855	1,860	32
USD/BRL	DUB	06/02/22	BRL	(39,745)	(8,211)	(684)
USD/CHF	BCL	06/16/22	CHF	(3,403)	(3,701)	(32)
USD/CNY	DUB	04/07/22	CNY	(100,922)	(15,907)	(167)
USD/CNY	HSB	04/14/22	CNY	(91,306)	(14,385)	(151)
USD/EUR	DUB	04/21/22	EUR	(2,055)	(2,276)	6
USD/EUR	MSC	04/21/22	EUR	(52,463)	(58,108)	1,456
USD/EUR	DUB	05/20/22	EUR	(3,284)	(3,641)	10
USD/EUR	JPM	05/20/22	EUR	(202)	(224)	6
USD/EUR	DUB	06/16/22	EUR	(834)	(926)	2
USD/EUR	MSC	06/16/22	EUR	(26,273)	(29,169)	(141)
USD/HKD	BNP	04/28/22	HKD	(122,513)	(15,642)	94
USD/HKD	GSC	05/12/22	HKD	(121,767)	(15,550)	73
USD/INR	CIT	06/16/22	INR	(1,200,866)	(15,723)	(218)
USD/JPY	BNP	05/31/22	JPY	(2,125,400)	(17,505)	1,003
USD/JPY	BOA	06/06/22	JPY	(3,452,700)	(28,442)	898
USD/JPY	DUB	06/06/22	JPY	(3,189,500)	(26,274)	1,510
USD/JPY	MSC	06/06/22	JPY	(6,145,550)	(50,624)	2,554
USD/JPY	JPM	06/13/22	JPY	(4,163,632)	(34,307)	1,873
USD/NOK	BOA	04/21/22	NOK	(80,879)	(9,201)	(22)
USD/SEK	BOA	06/16/22	SEK	(44,532)	(4,752)	(283)
USD/SEK	JPM	06/16/22	SEK	(94,451)	(10,079)	(187)
					281,419	(96)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(302)
BRAZIBOR (A)	Paying	JPM	9.54	(A)	01/02/25	BRL	48,067	—	(291)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(322)
								—	(915)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Bombardier Inc. (Q)	BCL	N/A	5.00	06/20/23	1,422	(36)	206	(242)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AB Sagax (M)	CGM	OBFR -0.25% (M)	TBD	(4,442)	(133)	(3)
Affirm Holdings, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(10,623)	(324)	(168)
Alibaba Health Information Technology Limited (M)	JPM	OBFR -0.30% (M)	TBD	(282,000)	(132)	(51)
American International Group, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(5,386)	(338)	(2)
AmerisourceBergen Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(2,312)	(339)	(19)
Atmos Energy Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(2,420)	(279)	(10)
Aviva PLC (M)	JPM	OBFR -0.25% (M)	TBD	(27,630)	(140)	(24)
Big Hit Entertainment Co., Ltd. (M)	CGM	OBFR -0.35% (M)	TBD	(574)	(137)	(9)
BT Group PLC (M)	CGM	OBFR -0.25% (M)	TBD	(51,965)	(127)	3
Caesars Entertainment, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(2,982)	(238)	7
Capitec Bank Holdings (M)	JPM	OBFR -0.40% (M)	TBD	(1,308)	(171)	(39)
CD Projekt S.A. (M)	JPM	OBFR -1.11% (M)	TBD	(13,796)	(483)	(88)
Celltrion Healthcare Co. Ltd. (M)	CGM	OBFR -0.47% (M)	TBD	(8,417)	(453)	2
China Conch Environment Protection Holdings Ltd (M)	CIT	OBFR -5.01% (M)	TBD	(67,500)	(0)	(84)
China Conch Venture Holdings Limited (M)	CIT	OBFR -0.30% (M)	TBD	(59,000)	(174)	2
China Longyuan Power Group Corporation Limited (M)	CGM	OBFR -0.30% (M)	TBD	(64,000)	(136)	(10)
China Overseas Land & Investment Limited (M)	CGM	OBFR -0.30% (M)	TBD	(123,000)	(370)	2
China Resources Land Limited (M)	JPM	OBFR -0.30% (M)	TBD	(70,000)	(316)	(10)
China Southern Airlines Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(214,000)	(116)	(8)
China Vanke Co., Ltd. (M)	CGM	OBFR -0.30% (M)	TBD	(195,900)	(435)	(8)
Chipotle Mexican Grill, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(177)	(244)	(36)
CK Asset Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(81,000)	(516)	(40)
CNP Assurances (M)	CGM	OBFR -0.26% (M)	TBD	(9,434)	(227)	(1)
Cognizant Technology Solutions Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(2,504)	(229)	4
Country Garden Holdings Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(635,718)	(494)	5
Credicorp Ltd. (M)	JPM	OBFR -0.15% (M)	TBD	(1,704)	(276)	(17)
Crown Resorts Limited (M)	JPM	OBFR -0.25% (M)	TBD	(59,618)	(539)	(30)
Delivery Hero SE (M)	JPM	OBFR -0.26% (M)	TBD	(5,325)	(234)	(1)
Dish Network Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(23,119)	(713)	(19)
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(1,792)	(361)	(38)
Dollar Tree, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(4,214)	(619)	(56)
Dresdner Bank AG (M)	CGM	OBFR -0.26% (M)	TBD	(43,449)	(350)	17
DXC Technology Company (M)	JPM	OBFR -0.15% (M)	TBD	(7,256)	(230)	(7)
Fastighets AB Balder (M)	CGM	OBFR -0.25% (M)	TBD	(2,485)	(168)	4
Ferrovial, S.A. (M)	CGM	OBFR -0.26% (M)	TBD	(5,240)	(145)	5
Fiserv, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(6,727)	(634)	(48)
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(67)	(5)
Galaxy Entertainment Group Limited (M)	JPM	OBFR -0.30% (M)	TBD	(19,000)	(97)	(18)
Geely Automobile Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(108,000)	(155)	(16)
Hitachi Metals, Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(11,300)	(188)	(1)
IDP Education Limited (M)	JPM	OBFR -0.25% (M)	TBD	(22,092)	(455)	(69)
Informa Switzerland Limited (M)	JPM	OBFR -0.25% (M)	TBD	(32,408)	(216)	(41)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Jack Henry & Associates, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(1,688)	(317)	(16)
Just Eat Takeaway.Com N.V. (M)	CGM	OBFR -0.26% (M)	TBD	(12,626)	(447)	18
Kobe Bussan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(10,300)	(334)	15
Leidos Holdings, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(2,685)	(287)	(3)
Localiza Rent A Car S/A (M)	JPM	OBFR -2.50% (M)	TBD	(23,193)	(236)	(63)
Longfor Group Holdings Limited (M)	CGM	OBFR -0.30% (M)	TBD	(123,500)	(611)	(24)
Magazine Luiza S.A. (M)	JPM	OBFR -16.00% (M)	TBD	(426,886)	(503)	(111)
MarketAxess Holdings Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(263)	(93)	3
Martin Marietta Materials, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(1,308)	(503)	(1)
Marvell Technology, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,950)	(144)	4
Match Group, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,754)	(163)	(28)
MicroPort Scientific Corporation (M)	CGM	OBFR -0.68% (M)	TBD	(71,200)	(161)	—
Mitsui Fudosan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(6,800)	(141)	(7)
Nexi Spa (M)	CGM	OBFR -0.26% (M)	TBD	(13,517)	(164)	7
Norwegian Cruise Line Holdings Ltd. (M)	CGM	OBFR -0.18% (M)	TBD	(13,769)	(277)	(24)
Nucor Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(1,958)	(247)	(45)
Ocado Group PLC (M)	JPM	OBFR -0.25% (M)	TBD	(22,127)	(321)	(19)
Open House Group Co.,Ltd. (M)	CGM	OBFR -0.25% (M)	TBD	(5,600)	(250)	(2)
PACCAR Inc (M)	JPM	OBFR -0.15% (M)	TBD	(5,666)	(473)	(26)
Paychex, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,235)	(267)	(38)
Petro Rio S.A. (M)	JPM	OBFR -0.50% (M)	TBD	(23,685)	(130)	11
Ping An Healthcare and Technology Company Limited (M)	JPM	OBFR -3.00% (M)	TBD	(44,300)	(123)	6
Posco Chemical Co Ltd (M)	JPM	OBFR -1.10% (M)	TBD	(3,892)	(322)	(66)
Raia Drogasil S.A. (M)	JPM	OBFR -0.50% (M)	TBD	(27,798)	(123)	(17)
Roku Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,857)	(310)	(48)
Rolls-Royce Plc (M)	CGM	OBFR -0.25% (M)	TBD	(170,848)	(215)	(12)
Ross Stores, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,629)	(240)	2
Sampo Oyj (M)	CGM	OBFR -0.26% (M)	TBD	(4,072)	(203)	3
SEA, Ltd. (M)	JPM	OBFR -0.15% (M)	TBD	(2,222)	(205)	(61)
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -1.29% (M)	TBD	(121,750)	(241)	(3)
Shenzhou International Group Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(6,400)	(85)	(1)
Snap Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(7,296)	(222)	(41)
SSE PLC (M)	CGM	OBFR -0.25% (M)	TBD	(8,376)	(189)	(4)
Sunny Optical Technology (Group) Company Limited (M)	CGM	OBFR -0.30% (M)	TBD	(14,500)	(268)	34
Suzano S.A. (M)	CGM	OBFR -0.40% (M)	TBD	(27,352)	(339)	22
SWECO Civil AB (M)	CGM	OBFR -0.25% (M)	TBD	(7,018)	(101)	(2)
Teck Resources Limited (M)	JPM	OBFR -0.25% (M)	TBD	(2,861)	(111)	(7)
Telecom Italia S.p.A. (M)	JPM	OBFR -0.26% (M)	TBD	(644,169)	(207)	(31)
Tesco PLC (M)	CGM	OBFR -0.25% (M)	TBD	(47,959)	(177)	4
Tokyo Electric Power Company Holdings, Inc. (M)	JPM	OBFR -0.25% (M)	TBD	(36,100)	(110)	(10)
Vifor Pharma AG (M)	JPM	OBFR -0.26% (M)	TBD	(1,932)	(343)	1
Westinghouse Air Brake Technologies Corporation (M)	CGM	OBFR -0.18% (M)	TBD	(7,962)	(762)	(4)
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(157,000)	(259)	(21)
Xinyi Solar Holdings Limited (M)	CGM	OBFR -0.30% (M)	TBD	(86,000)	(151)	—
Zimmer Biomet Holdings, Inc. (M)	CGM	OBFR -0.18% (M)	TBD	(2,733)	(330)	(20)
						(1,550)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	GSC	06/17/22	2,198	—	12

Total return swap agreements - paying return
EQUITY
PPG Industries, Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	09/02/22	(372)	—	(10)
PPG Industries, Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	09/02/22	(362)	—	(34)
Snap Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	06/17/22	(1,576)	—	(94)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Snap Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	06/17/22	(567)	—	(60)
The Sherwin-Williams Company (Q)	3M LIBOR +0.00% (Q)	BNP	09/02/22	(377)	—	13
The Sherwin-Williams Company (Q)	3M LIBOR +0.00% (Q)	BNP	09/02/22	(364)	—	(20)
Universal Health Services, Inc. (Q)	3M LIBOR +0.00% (Q)	BNP	08/10/22	(369)	—	(32)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	04/21/22	(2,344)	—	133
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	3M LIBOR +0.00% (Q)	CIT	04/19/22	(4,721)	—	241
Treehouse Foods, Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	09/09/22	(101)	—	2
Treehouse Foods, Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	09/09/22	(28)	—	1
Treehouse Foods, Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	09/09/22	(44)	—	1
Treehouse Foods, Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	09/09/22	(53)	—	1
Treehouse Foods, Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	09/09/22	(134)	—	2
Treehouse Foods, Inc. (Q)	3M LIBOR +0.00% (Q)	CIT	09/09/22	(7)	—	—
Universal Health Services, Inc. (Q)	3M LIBOR +0.00% (Q)	JPM	06/10/22	(449)	—	16
					—	160

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,515,008	580,275	4,973	2,100,256
Non-U.S. Government Agency Asset-Backed Securities	—	158,864	—	158,864
Government And Agency Obligations	—	130,930	—	130,930
Corporate Bonds And Notes	—	122,197	7,547	129,744
Senior Floating Rate Instruments	—	83,335	1,372	84,707
Investment Companies	33,896	—	—	33,896
Preferred Stocks	19,750	—	—	19,750
Trust Preferreds	2,634	—	—	2,634
Warrants	452	—	13	465
Rights	—	19	—	19
Short Term Investments	782,284	156,913	—	939,197
	2,354,024	1,232,533	13,905	3,600,462
Liabilities - Securities
Common Stocks	(4,276)	—	—	(4,276)
	(4,276)	—	—	(4,276)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	865	—	865
Futures Contracts	16,709	—	—	16,709
Centrally Cleared Interest Rate Swap Agreements	—	117,440	—	117,440
Centrally Cleared Credit Default Swap Agreements	—	193	—	193
Exchange Traded Purchased Options	9,841	—	—	9,841
OTC Purchased Options	—	5,725	—	5,725
Open Forward Foreign Currency Contracts	—	15,084	—	15,084
OTC Contracts for Difference	—	181	—	181
OTC Total Return Swap Agreements	—	422	—	422
	26,550	139,910	—	166,460
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(18,485)	—	—	(18,485)
Centrally Cleared Interest Rate Swap Agreements	—	(85,523)	—	(85,523)
Centrally Cleared Credit Default Swap Agreements	—	(1,791)	—	(1,791)
Exchange Traded Written Options	(8,234)	—	—	(8,234)
OTC Written Options	—	(7,279)	—	(7,279)
Open Forward Foreign Currency Contracts	—	(15,180)	—	(15,180)
OTC Interest Rate Swap Agreements	—	(915)	—	(915)
OTC Credit Default Swap Agreements	—	(242)	—	(242)
OTC Contracts for Difference	—	(1,731)	—	(1,731)
OTC Total Return Swap Agreements	—	(250)	—	(250)
	(26,719)	(112,911)	—	(139,630)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.9%
United States of America 42.4%
AGCO Corporation	246	35,992
Alcoa Corporation	327	29,426
Bunge Limited	414	45,932
CF Industries Holdings Inc.	378	38,922
Chevron Corporation	361	58,868
ConocoPhillips	397	39,688
Darling Ingredients Inc. (a)	238	19,134
Deere & Company	105	43,782
EOG Resources, Inc.	173	20,665
Exxon Mobil Corporation	662	54,669
FMC Corporation	332	43,673
Freeport-McMoRan Inc.	260	12,920
Hess Corporation	170	18,207
Marathon Petroleum Corporation	177	15,113
Newmont Corporation	529	41,993
Packaging Corporation of America	93	14,486
Pioneer Natural Resources Co.	74	18,585
Valero Energy Corporation	129	13,100
		565,155
Canada 16.5%
Cenovus Energy Inc.	410	6,839
Equinox Gold Corp. (a) (b)	30	246
First Quantum Minerals Ltd	1,392	48,254
Marathon Gold Corporation (a) (b)	170	369
Nutrien Ltd. (a) (b)	619	64,388
Pure Gold Mining Inc. (a)	427	125
Stelco Holdings Inc. (b)	520	21,658
Suncor Energy Inc.	1,015	33,109
Teck Resources Limited - Class B (a)	550	22,200
Wheaton Precious Metals Corp. (a) (b)	473	22,498
		219,686
Netherlands 8.1%
Koninklijke DSM N.V. (b)	122	21,809
Shell PLC - Class A	3,139	86,249
		108,058
Switzerland 6.8%
Glencore PLC	12,183	79,600
Nestle SA - Class N	79	10,269
		89,869
Brazil 5.8%
Vale S.A. - ADR	3,886	77,687
Australia 3.8%
BHP Group PLC	765	29,321
Newcrest Mining Ltd.	1,027	20,554
		49,875
France 3.6%
Total SA	949	47,969
Luxembourg 2.4%
ArcelorMittal - ADR (b)	1,004	32,143
Finland 2.3%
UPM-Kymmene Oyj	937	30,543
United Kingdom 2.0%
Anglo American PLC	503	26,385
Chile 1.4%
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	222	18,970
Ireland 1.4%
Kerry Group Plc	168	18,838
Norway 1.3%
Equinor ASA	477	17,779
Denmark 0.6%
Vestas Wind Systems A/S	270	7,989
Ghana 0.5%
Kosmos Energy Ltd. (a)	982	7,063
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA - ADR (a) (c)	2,846	—
Public Joint Stock Society "Polyus" - GDR (c) (d)	212	—
Total Common Stocks (cost $1,071,418)		1,318,009
WARRANTS 0.0%
Canada 0.0%
Pure Gold Mining Inc. (a) (e)	283	2
Total Warrants (cost $29)		2
SHORT TERM INVESTMENTS 5.5%
Securities Lending Collateral 4.8%
JNL Securities Lending Collateral Fund, 0.23% (f) (g)	63,730	63,730
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (f) (g)	10,034	10,034
Total Short Term Investments (cost $73,764)		73,764
Total Investments 104.4% (cost $1,145,211)		1,391,775
Other Assets and Liabilities, Net (4.4)%		(59,029)
Total Net Assets 100.0%		1,332,746

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	920,704	397,305	—	1,318,009
Warrants	—	2	—	2
Short Term Investments	73,764	—	—	73,764
	994,468	397,307	—	1,391,775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.5%
Information Technology 41.6%
Adobe Inc. (a)	151	68,933
Apple Inc. (a)	1,034	180,624
Applied Materials, Inc. (a)	201	26,503
ASML Holding - ADR (a)	192	128,143
Bill.Com Holdings Inc. (a)	172	39,068
CrowdStrike Holdings, Inc. - Class A (a)	130	29,600
Intuit Inc. (a)	369	177,514
Marvell Technology, Inc.	1,555	111,473
MasterCard Incorporated - Class A	235	83,936
Microsoft Corporation (a)	1,541	475,130
MongoDB, Inc. - Class A (a)	128	56,735
NVIDIA Corporation (a)	613	167,268
ServiceNow, Inc. (a)	194	108,072
Snowflake Inc. - Class A (a)	256	58,644
Visa Inc. - Class A	595	132,041
Zebra Technologies Corp. - Class A (a)	158	65,518
		1,909,202
Consumer Discretionary 21.4%
Amazon.com, Inc. (a)	128	417,114
Chipotle Mexican Grill Inc. (a)	63	99,750
Domino's Pizza, Inc.	104	42,131
ETSY, Inc. (a)	466	57,960
Evolution Gaming Group AB (publ) (b)	423	43,545
LVMH Moet Hennessy Louis Vuitton SE	128	91,066
NIKE, Inc. - Class B	809	108,790
Tesla Inc. (a)	112	120,637
		980,993
Communication Services 10.9%
Alphabet Inc. - Class A (a)	88	245,643
Facebook, Inc. - Class A (a)	205	45,544
Match Group Holdings II, LLC (a)	618	67,147
Netflix, Inc. (a)	135	50,434
Snap Inc. - Class A (a)	2,587	93,116
		501,884
Health Care 9.9%
10X Genomics, Inc. - Class A (a)	98	7,485
Align Technology, Inc. (a)	175	76,073
Danaher Corporation	292	85,531
Eli Lilly & Co.	105	29,992
Intuitive Surgical, Inc. (a)	105	31,798
Lonza Group AG	67	48,347
Thermo Fisher Scientific Inc.	83	48,803
UnitedHealth Group Incorporated	101	51,717
Zoetis Inc. - Class A	407	76,669
		456,415
Financials 4.8%
K.K.R. Co., Inc. - Class A	1,181	69,057
S&P Global Inc.	369	151,527
		220,584
Industrials 3.7%
Roper Technologies, Inc.	85	40,302
TransDigm Group Inc. (a)	155	100,933
TransUnion	254	26,236
		167,471
Materials 2.9%
Ball Corporation	252	22,697
Linde Public Limited Company	203	64,889
Sherwin-Williams Co.	191	47,638
		135,224
Energy 2.7%
EQT Corporation	1,036	35,651
Pioneer Natural Resources Co.	347	86,826
		122,477
Consumer Staples 0.6%
Olaplex Holdings, Inc. (a)	1,631	25,488
Total Common Stocks (cost $3,143,330)		4,519,738
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund, 0.01% (c) (d)	112,274	112,274
Total Short Term Investments (cost $112,274)		112,274
Total Investments 100.9% (cost $3,255,604)		4,632,012
Other Assets and Liabilities, Net (0.9)%		(41,364)
Total Net Assets 100.0%		4,590,648

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,336,780	182,958	—	4,519,738
Short Term Investments	112,274	—	—	112,274
	4,449,054	182,958	—	4,632,012

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.4%
United Kingdom 22.2%
AstraZeneca PLC	283	37,406
Barclays PLC	12,595	24,469
BP P.L.C.	8,218	40,114
British American Tobacco P.L.C.	616	25,843
Compass Group PLC	1,478	31,820
GlaxoSmithKline PLC	837	18,099
Reckitt Benckiser Group PLC	466	35,866
Relx PLC (a)	549	17,112
Relx PLC	535	16,794
Rolls-Royce Holdings plc (a)	50,066	66,404
Unilever PLC	810	36,886
		350,813
France 16.0%
Alstom	1,231	28,781
AXA SA	1,015	29,672
BNP Paribas SA	162	9,230
Carrefour SA	369	8,003
Danone	574	31,741
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	60	10,462
Pernod-Ricard SA	68	14,935
Sanofi SA	450	46,028
Total SA	845	42,730
Valeo	490	8,985
VINCI	215	21,994
		252,561
Spain 8.2%
AENA, S.M.E., S.A. (a) (b)	167	27,836
Amadeus IT Group SA (b)	755	49,273
Banco Bilbao Vizcaya Argentaria, S.A. (c)	2,150	12,272
CaixaBank, S.A. (c)	8,815	29,849
Iberdrola, Sociedad Anonima	896	9,800
		129,030
Japan 8.1%
Fanuc Ltd.	291	51,222
Murata Manufacturing Co. Ltd.	386	25,575
Sumitomo Mitsui Financial Group Inc.	563	17,897
Takeda Pharmaceutical Co. Ltd.	1,180	33,832
		128,526
Switzerland 6.8%
Compagnie Financiere Richemont SA	34	4,332
Credit Suisse Group AG - Class N	2,177	17,258
Novartis AG - Class N	588	51,601
Zurich Insurance Group AG - Class N	70	34,762
		107,953
Netherlands 6.5%
Akzo Nobel N.V.	248	21,439
ING Groep N.V.	2,422	25,375
Koninklijke Philips N.V.	459	14,028
Shell PLC - Class A (a)	1,534	42,159
		103,001
Germany 6.5%
Bayer AG - Class N	300	20,506
RWE AG	849	37,000
SAP SE	407	45,211
		102,717
Italy 6.2%
Enel SpA	7,040	47,052
UniCredit S.p.A.	4,713	50,623
		97,675
South Korea 4.3%
Samsung Electronics Co. Ltd.	867	49,597
SK Hynix Inc.	185	17,785
		67,382
Canada 2.2%
Air Canada (a)	783	15,218
Alimentation Couche-Tard Inc. - Class A	22	1,006
Canadian National Railway Company	141	18,910
		35,134
Ireland 1.7%
Ryanair Holdings Plc - ADR (a)	318	27,706
Sweden 1.5%
Swedbank AB - Class A (c)	1,547	23,044
Hong Kong 1.4%
Sands China Ltd. (a)	9,537	22,753
China 0.5%
Beijing Capital International Airport Co. Ltd. - Class H (a)	13,370	7,808
Indonesia 0.2%
Bank Mandiri Persero Tbk PT	6,460	3,587
Luxembourg 0.1%
ArcelorMittal	64	2,055
Total Common Stocks (cost $1,451,885)		1,461,745
PREFERRED STOCKS 4.2%
Switzerland 2.3%
Roche Holding AG	94	37,144
Germany 1.9%
Volkswagen AG (d)	171	29,658
Total Preferred Stocks (cost $67,903)		66,802
SHORT TERM INVESTMENTS 14.5%
Investment Companies 13.0%
JNL Government Money Market Fund, 0.01% (e) (f)	205,062	205,062
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 0.23% (e) (f)	24,083	24,083
Total Short Term Investments (cost $229,145)		229,145
Total Investments 111.1% (cost $1,748,933)		1,757,692
Other Assets and Liabilities, Net (11.1)%		(175,887)
Total Net Assets 100.0%		1,581,805

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/27/20	24,230	27,836	1.8
Amadeus IT Group SA	04/21/20	46,168	49,273	3.1
		70,398	77,109	4.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	62,840	1,398,905	—	1,461,745
Preferred Stocks	66,802	—	—	66,802
Short Term Investments	229,145	—	—	229,145
	358,787	1,398,905	—	1,757,692

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.9%
Information Technology 40.5%
Adobe Inc. (a)	75	34,406
Apple Inc. (a)	367	64,101
ASML Holding - ADR (a)	27	18,141
Atlassian Corporation PLC - Class A (a)	77	22,569
Fidelity National Information Services, Inc.	124	12,469
Intel Corporation (a)	274	13,560
Microsoft Corporation (a)	277	85,361
NVIDIA Corporation (a)	233	63,531
NXP Semiconductors N.V.	38	7,035
Palo Alto Networks, Inc. (a)	84	52,162
Paypal Holdings, Inc. (a)	192	22,251
Salesforce.Com, Inc. (a)	223	47,354
Splunk Inc. (a)	164	24,416
Uipath, Inc. - Class A (a)	223	4,812
Unity Software Inc. (a)	118	11,707
Visa Inc. - Class A	287	63,632
Workday, Inc. - Class A (a)	98	23,532
		571,039
Consumer Discretionary 17.5%
Advance Auto Parts, Inc.	98	20,376
Alibaba Group Holding Limited - ADR (a)	119	12,946
Amazon.com, Inc. (a)	41	132,556
Aptiv PLC (a)	156	18,683
NIKE, Inc. - Class B	168	22,566
Tractor Supply Co. (a)	100	23,335
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	40	15,873
		246,335
Health Care 14.9%
Alcon AG (a) (b)	274	21,711
BioMarin Pharmaceutical Inc. (a)	33	2,554
DexCom Inc. (a)	47	23,994
Intuitive Surgical, Inc. (a)	81	24,346
Thermo Fisher Scientific Inc.	74	43,918
UnitedHealth Group Incorporated	112	57,239
Zoetis Inc. - Class A	197	37,191
		210,953
Industrials 10.0%
Eaton Corporation Public Limited Company	164	24,832
Raytheon BBN Technologies Corp.	276	27,317
Uber Technologies, Inc. (a)	565	20,167
United Parcel Service Inc. - Class B	179	38,437
W. W. Grainger, Inc.	58	29,888
		140,641
Communication Services 8.8%
Facebook, Inc. - Class A (a)	274	60,967
Netflix, Inc. (a)	83	31,016
SEA, Ltd. - Class A - ADR (a)	107	12,808
Walt Disney Co. (a)	145	19,914
		124,705
Financials 2.1%
S&P Global Inc.	71	29,023
Consumer Staples 1.6%
Monster Beverage 1990 Corporation (a)	290	23,159
Real Estate 1.5%
Equinix, Inc.	28	21,028
Total Common Stocks (cost $971,989)		1,366,883
SHORT TERM INVESTMENTS 5.9%
Investment Companies 5.9%
JNL Government Money Market Fund, 0.01% (c) (d)	83,283	83,283
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	322	322
Total Short Term Investments (cost $83,605)		83,605
Total Investments 102.8% (cost $1,055,594)		1,450,488
Other Assets and Liabilities, Net (2.8)%		(40,119)
Total Net Assets 100.0%		1,410,369

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,366,883	—	—	1,366,883
Short Term Investments	83,605	—	—	83,605
	1,450,488	—	—	1,450,488

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.4%
Japan 21.1%
Advantest Corporation	2	126
AEON Co. Ltd.	3	64
Aeon Delight Co.,Ltd.	—	7
AEON Mall Co. Ltd.	4	48
Ai Holdings Corporation	1	8
AICA Kogyo Co., Ltd.	17	404
Ajinomoto Co. Inc.	3	77
ALPS Alpine Co. Ltd. (a)	28	273
Anritsu Corporation (a)	17	222
Asahi Breweries Ltd.	1	40
Asahi Glass Co. Ltd.	5	200
Asahi Holdings, Inc.	5	85
Asahi Kasei Corp.	27	231
Asics Corp.	9	177
BayCurrent Consulting , Inc.	—	73
Bengo4.com, Inc. (a) (b)	—	10
Bridgestone Corp.	4	170
Brother Industries Ltd. (a)	4	80
C. Uyemura & Co., Ltd.	1	37
Canon Inc.	3	69
Central Japan Railway Co.	—	52
Chiyoda Corporation (b)	5	21
Chubu Electric Power Co. Inc. (a)	4	36
Chugai Pharmaceutical Co. Ltd.	2	74
Concordia Financial Group, Ltd.	57	211
Credit Saison Co. Ltd.	25	268
CyberAgent Inc.	5	62
Daicel Corp.	28	186
Daifuke Co. Ltd.	—	21
Dai-ichi Life Holdings, Inc.	3	63
Daiichi Sankyo Company, Ltd	1	15
Daikin Industries Ltd.	1	182
Daiseki Co., Ltd.	3	108
Daito Trust Construction Co. Ltd.	1	74
Daiwa House Industry Co. Ltd.	3	89
Daiwa Securities Group Inc. (a)	10	57
Denso Corp.	1	83
Dentsu Inc.	2	61
DIC Corp.	3	57
DIP Corporation	9	234
Disco Corp.	—	84
DMG Mori Co., Ltd.	21	288
East Japan Railway Co.	1	52
EBARA Corporation	1	28
eGuarantee, Inc.	1	10
Eisai Co. Ltd. (a)	1	37
Electric Power Development Co., Ltd. - Class D	4	63
eREX CO.,Ltd. (a)	1	13
Ezaki Glico Co.,Ltd.	3	85
Fanuc Ltd.	—	18
Fast Retailing Co. Ltd.	—	103
FUJIFILM Holdings Corp.	1	31
Fujitsu Ltd.	1	135
GMO Financial Holdings, Inc. (a)	3	17
GMO Payment Gateway, Inc.	—	41
Hamamatsu Photonics KK	1	27
Hankyu Hanshin Holdings Inc.	2	52
Haseko Corp.	36	414
Hikari Tsushin Inc.	—	11
Hirogin Holdings, Inc. (a)	23	121
Hirose Electric Co. Ltd.	—	15
Hitachi Ltd.	5	246
Hitachi Metals Ltd. (b)	—	5
Hokkaido Electric Power Co., Inc.	7	28
Honda Motor Co. Ltd.	7	187
Honda Motor Co., Ltd. - ADR (a)	1	21
HORIBA, Ltd.	3	158
Hoya Corp.	1	147
IBIDEN Co., Ltd.	1	49
Idemitsu Kosan Co., Ltd. (a)	6	177
IHI Corp.	8	188
Infomart Corporation	6	30
INFRONEER Holdings Inc. (a)	5	41
Inpex Corporation	11	127
Isuzu Motors Ltd.	9	112
ITOCHU Corp.	8	258
Japan Airport Terminal Co. Ltd. (b)	1	45
Japan Aviation Electronics Industry Ltd.	1	11
Japan Exchange Group Inc.	6	106
Japan Post Holdings Co., Ltd.	4	28
Japan Tobacco Inc.	9	154
JEOL Ltd.	1	61
JGC Holding Corporation	81	967
JMDC Inc. (b)	—	22
JS Group Corp.	5	86
JSR Corp.	1	24
JXTG Holdings, Inc.	70	262
Kanematsu Electronics Ltd.	—	9
Kansai Electric Power Co. Inc.	4	42
Kao Corp.	3	107
Kawasaki Heavy Industries Ltd.	2	44
KDDI Corp.	14	463
Keyence Corp.	—	93
Kikkoman Corp.	1	40
Kintetsu Corp. (a)	1	34
Kirin Holdings Co. Ltd.	3	39
Kobe Steel Ltd.	4	21
Komatsu Ltd.	2	55
Konami Corp.	1	69
Konica Minolta Holdings Inc. (a)	42	179
Kose Corp.	—	21
K's Holdings Corporation	8	80
Kubota Corp.	3	49
Kuraray Co. Ltd.	5	44
Kyocera Corp.	1	56
Kyowa Kirin Co., Ltd.	1	14
Kyushu Electric Power Co. Inc.	8	56
Lasertec Corporation	—	50
Lion Corp.	12	135
M3, Inc. (a)	1	51
Mabuchi Motor Co. Ltd.	17	531
Maeda Kosen Co.,Ltd.	—	11
Makita Corp.	2	51
MANI, Inc.	2	26
Marubeni Corp.	14	167
Marui Group Co. Ltd. (a)	7	134
Mebuki Financial Group, Inc.	178	371
Meiji Holdings Co., Ltd. (a)	2	119
Minebea Mitsumi Inc.	4	77
MISUMI Group Inc.	2	63
Mitsubishi Chemical Holdings Corporation	30	198
Mitsubishi Corp.	3	124
Mitsubishi Electric Corp.	5	52
Mitsubishi Estate Co. Ltd.	4	55
Mitsubishi Heavy Industries Ltd.	3	98
Mitsubishi UFJ Financial Group Inc.	35	217
Mitsui & Co. Ltd.	4	119
Mitsui Chemicals Inc.	5	128
Mitsui Fudosan Co. Ltd.	2	49
Mizuho Financial Group Inc.	7	86
Money Forward, Inc. (b)	—	18
MonotaRO Co., Ltd.	2	51
MS&AD Insurance Group Holdings, Inc.	1	36
Murata Manufacturing Co. Ltd.	3	172
Nabtesco Corp.	6	164
Nagase & Co., Ltd.	48	706
Nagoya Railroad Co. Ltd.	7	120
Nankai Electric Railway Co., Ltd.	3	64
NEC Corp.	4	185
NEC Electronics Corp. (b)	6	65
NET One Systems Co. Ltd.	11	261
Nidec Corp.	1	87
Nihon M & A Center Inc.	5	66
Nintendo Co. Ltd.	1	252
Nippon Electric Glass Co. Ltd.	8	182
Nippon Gas Co., Ltd. (a)	10	124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Nippon Paint Co. Ltd.	2	14
Nippon Steel Corporation	9	150
Nippon Suisan Kaisha, Ltd.	9	42
Nippon Telegraph & Telephone Corp.	3	76
Nippon Yusen KK (a)	3	246
Nissan Chemical Industries Ltd.	1	65
Nissan Motor Co., Ltd. (b)	13	59
Nissan Shatai Co.,Ltd	3	11
Nitori Co. Ltd.	—	38
Nitto Denko Corp.	2	172
Nomura Holdings Inc.	21	90
Nomura Holdings, Inc. - ADR (a)	4	16
Nomura Research Institute Ltd.	1	39
NTT Data Corp.	2	41
Obic Co. Ltd.	—	15
Odakyu Electric Railway Co. Ltd.	2	31
Ohsho Food Service Corp.	—	20
Olympus Corp.	3	61
Omron Corp.	1	47
Ono Pharmaceutical Co. Ltd.	3	78
Open House Co.,Ltd.	1	44
Oriental Land Co. Ltd.	—	38
ORIX Corp.	10	189
Osaka Gas Co. Ltd.	3	51
Otsuka Corp.	1	39
Otsuka Holdings Co., Ltd.	1	28
Outsourcing Inc.	13	135
Pan Pacific International Holdings Corporation	4	63
Panasonic Corp.	14	133
Park24 Co. Ltd. (b)	11	186
Penta-Ocean Construction Co., Ltd.	74	370
PeptiDream Inc. (b)	10	176
Pigeon Corp.	6	97
Recruit Holdings Co., Ltd.	4	184
Resona Holdings Inc.	20	87
Ricoh Co. Ltd.	6	49
Ricoh Leasing Company, Ltd. (a)	1	14
Rohm Co. Ltd.	1	39
Ryohin Keikaku Co. Ltd.	19	221
Sankyu Inc.	8	254
Santen Pharmaceutical Co. Ltd.	1	14
Sawai Group Holdings Co.,Ltd	4	154
SCREEN Holdings Co., Ltd. (a)	2	222
Secom Co. Ltd.	2	116
Seiko Epson Corp. (a)	6	85
Sekisui Chemical Co. Ltd.	3	49
Sekisui House Ltd.	6	108
Sekisui Jushi Corporation	1	9
Seven & I Holdings Co., Ltd.	5	252
SG Holdings Co., Ltd.	3	55
SHIFT, Inc. (b)	—	18
Shikoku Electric Power Company, Incorporated	7	47
Shimadzu Corp.	2	83
Shimano Inc.	—	46
Shin-Etsu Chemical Co. Ltd.	1	214
Shionogi & Co. Ltd.	—	12
Ship Healthcare Holdings, Inc.	6	91
Shiseido Co. Ltd.	1	41
Shizuoka Bank Ltd. (a)	35	247
Showa Denko KK	10	198
SKYLARK Holdings Co., Ltd.	12	162
SMC Corp.	—	56
Softbank Corp.	8	90
SoftBank Group Corp.	12	545
Sojitz Corp. (a)	22	360
Sompo Holdings, Inc.	1	52
Sony Corp.	5	526
Subaru Corp. NPV	12	186
Sumitomo Chemical Co. Ltd.	36	167
Sumitomo Corp.	4	71
Sumitomo Electric Industries Ltd.	9	105
Sumitomo Metal Mining Co. Ltd.	2	118
Sumitomo Mitsui Financial Group Inc.	3	108
Sumitomo Mitsui Financial Group, Inc. - ADR	3	19
Sumitomo Mitsui Trust Holdings Inc. (a)	3	98
Sumitomo Realty & Development Co. Ltd.	3	94
Sumitomo Rubber Industries Inc.	13	121
Sushiro Global Holdings Ltd.	7	192
Suzuki Motor Corp.	1	27
Sysmex Corp.	1	44
Systena Corporation	54	191
T&D Holdings Inc.	4	58
Taisei Corp.	1	38
Taiyo Yuden Co. Ltd.	1	50
Takara Standard Co., Ltd.	1	8
Takashimaya Co. Ltd.	22	212
Takeda Pharmaceutical Co. Ltd.	13	376
TDK Corp.	7	236
TechnoPro Holdings, Inc.	6	152
Terumo Corp.	2	73
T-Gaia Corporation	1	8
The Hachijuni Bank, Ltd.	24	78
THK Co. Ltd.	2	44
TIS Inc.	2	49
TKC Corporation	—	11
Toei Animation Co., Ltd.	—	8
Toho Co. Ltd.	1	23
Tokio Marine Holdings Inc.	2	105
Tokyo Broadcasting System Holdings,Inc.	2	22
Tokyo Electric Power Co. Holdings Inc. (b)	7	23
Tokyo Electron Ltd.	1	257
Tokyo Gas Co. Ltd. (a)	2	27
Tokyu Corp.	3	38
Tokyu Fudosan Holdings Corporation	91	503
Toray Industries Inc.	13	66
Toshiba Corp.	1	37
TOTO Ltd.	2	64
Toyo Seikan Group Holdings Ltd.	9	103
Toyo Suisan Kaisha Ltd.	2	72
Toyo Tire Corporation	8	99
Toyota Industries Corp.	1	41
Toyota Motor Corp.	67	1,214
Toyota Tsusho Corp.	3	127
Trend Micro Inc.	1	70
Tsumura & Co.	6	155
Ube Industries Ltd.	11	186
Unicharm Corp.	1	50
USEN-NEXT HOLDINGS Co., Ltd.	1	15
West Japan Railway Co.	1	54
Yahoo! Japan Corp.	8	36
Yakult Honsha Co. Ltd.	—	21
Yamaha Corp.	1	22
Yamaha Motor Co. Ltd.	5	119
Yamato Holdings Co. Ltd.	5	99
Yaskawa Electric Corp.	2	66
Zenkoku Hosho Co., Ltd.	5	188
		30,924
Canada 12.1%
Agnico Eagle Mines Limited	6	371
Algonquin Power & Utilities Corp.	2	38
Alimentation Couche-Tard Inc. - Class A	3	151
Altus Group Limited	1	28
ARC Resources Ltd.	21	283
Aritzia, Inc. (b)	5	213
ATCO Ltd. - Class I	2	55
ATS Automation Tooling Systems Inc. (b)	2	61
B2Gold Corp.	57	264
Bank of Montreal	5	543
Barrick Gold Corporation	9	218
BCE Inc. (b)	—	6
Bombardier Inc. - Class B (b)	44	51
Boralex Inc. - Class A	7	217
Brookfield Asset Management Inc. - Class A	1	44
Brookfield Asset Management Reinsurance Partners Ltd. - Class A (b)	—	—
Brookfield Infrastructure Corporation - Class A	—	4
BRP Inc.	1	66
CAE Inc. (b)	—	10
Cameco Corp.	1	15
Canadian Imperial Bank of Commerce	4	431

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Canadian National Railway Company	2	296
Canadian Natural Resources Ltd.	11	654
Canadian Pacific Railway Limited	2	165
Canadian Tire Corporation, Limited - Class A	3	410
Canadian Utilities Limited - Class A	1	34
Capital Power Corporation	3	82
Cenovus Energy Inc.	15	247
CGI Inc. - Class A (b)	2	158
CGI Inc. - Class A (b)	—	30
Colliers International Group Inc.	—	13
Constellation Software Inc.	—	171
Crescent Point Energy Corp.	28	201
Descartes Systems Group Inc. (b)	—	22
Dollarama Inc.	3	159
Element Fleet Management Corp.	41	394
Emera Inc.	1	50
Enbridge Inc.	4	171
Enerplus Corporation	24	303
Equitable Group Inc.	2	119
Fairfax Financial Holdings Ltd.	1	437
First Majestic Silver Corp. (a)	14	182
First Quantum Minerals Ltd	6	214
FirstService Corporation	2	217
Fortis Inc. (b)	1	53
Fortis Inc.	2	95
Franco-Nevada Corporation	1	96
Great-West Lifeco Inc.	2	51
iA Financial Corporation Inc.	5	280
IGM Financial Inc.	1	39
Innergex Energie Renouvelable Inc.	2	27
Intact Financial Corporation	1	148
Interfor Corporation (b)	3	92
Keyera Corp.	3	85
Kinross Gold Corporation	55	324
Lightspeed Commerce Inc. (b)	—	9
Linamar Corporation	3	111
Loblaw Cos. Ltd.	2	180
Magna International Inc. (b)	—	19
Magna International Inc.	5	347
Manulife Financial Corp.	8	177
Methanex Corporation	8	415
National Bank of Canada	3	256
Northland Power Inc.	13	441
Nutrien Ltd.	4	445
ONEX Corporation	4	255
Open Text Corporation	3	127
Pan American Silver Corp.	4	101
Parkland Corporation	9	258
Pembina Pipeline Corporation	3	109
Premium Brands Holdings Corporation (a)	—	35
Restaurant Brands International Limited Partnership	2	105
Rogers Communications Inc. - Class B	4	222
Royal Bank of Canada (a) (b)	—	41
Royal Bank of Canada	10	1,075
Shaw Communications Inc. - Class B	3	79
Shopify Inc. - Class A (b)	—	25
SSR Mining Inc.	11	241
Stantec Inc.	2	75
Stella-Jones Inc.	4	113
Sun Life Financial Inc.	2	95
Suncor Energy Inc.	12	404
TC Energy Corporation (a)	2	114
Teck Resources Limited - Class B	5	214
The Bank of Nova Scotia	6	395
The Toronto-Dominion Bank (a) (b)	3	249
The Toronto-Dominion Bank	2	135
Thomson Reuters Corporation	—	33
TMX Group Limited	1	93
Tourmaline Oil Corp	5	224
Tricon Residential Inc.	8	125
Vermilion Energy Inc.	14	301
Waste Connections, Inc.	1	98
West Fraser Timber Co. Ltd.	1	116
Wheaton Precious Metals Corp.	1	67
WSP Canada Inc.	1	121
Yamana Gold Inc.	101	566
		17,699
United Kingdom 11.6%
3i Group plc	11	202
Anglo American PLC	8	430
Ashtead Group Public Limited Company	2	131
Associated British Foods PLC	3	63
AstraZeneca PLC - ADR (b)	6	396
Auto Trader Group PLC	8	64
Aviva PLC	22	127
BAE Systems PLC	42	392
Barclays PLC	155	302
Barclays PLC - ADR	6	44
Barratt Developments PLC	13	90
Beazley Ireland Holdings PLC	21	116
Bodycote PLC	1	8
BP P.L.C. - ADR	2	48
BP P.L.C.	67	326
British American Tobacco P.L.C.	6	270
Britvic PLC	20	212
BT Group Plc	132	315
Bunzl Public Limited Company	3	125
Burberry Group PLC	4	96
Centrica PLC (b)	218	228
Close Brothers Group PLC	11	179
Compass Group PLC	7	143
Croda International Public Limited Company	1	87
CVS Group PLC (b)	5	110
DCC Public Limited Company	1	72
Dechra Pharmaceuticals PLC	1	34
Diageo PLC - ADR	1	212
Diploma PLC	2	56
Domino's Pizza Group PLC	6	30
DS Smith PLC	34	142
easyJet PLC (b)	9	69
Electrocomponents Public Limited Company	23	326
Experian PLC	3	124
Ferguson PLC	1	121
Fevertree Drinks PLC (b)	1	27
Fiat Chrysler Automobiles N.V. (b)	25	403
Games Workshop Group PLC	3	275
GlaxoSmithKline PLC - ADR	1	44
GlaxoSmithKline PLC	17	368
GVC Holdings PLC (b)	1	32
Halma Public Limited Company	2	61
Harbour Energy PLC	24	152
Hays PLC	196	312
Hiscox Ltd.	27	347
HomeServe PLC	13	142
Howden Joinery Group PLC	17	168
HSBC Holdings PLC - ADR (a)	8	278
HSBC Holdings PLC	23	157
IG Group Holdings PLC	16	167
IMI Plc	8	145
Imperial Brands PLC	15	307
Informa Switzerland Limited (b)	24	185
Intertek Group Plc	1	91
Jet2 PLC (b)	2	24
Johnson Matthey PLC	12	287
Kainos Group PLC	1	20
Kingfisher Plc	30	100
Legal & General Group PLC	63	224
Lloyds Banking Group PLC - ADR	17	40
Lloyds Banking Group PLC	627	384
London Stock Exchange Group PLC	1	73
Man Group PLC	142	436
Meggitt PLC (b)	4	36
Mitchells & Butlers PLC (b)	—	—
Mondi plc	10	188
National Grid PLC - ADR	2	142
NatWest Group PLC - ADR (a)	4	20
Next PLC	1	93
Ocado Group PLC (b)	1	17
Pennon Group PLC	9	122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Playtech PLC (b)	5	37
Reckitt Benckiser Group PLC	3	222
Relx PLC	2	52
Relx PLC - ADR	5	162
Rentokil Initial PLC	16	113
Rightmove PLC	28	230
Rio Tinto PLC - ADR (a)	3	233
Rio Tinto PLC	7	535
Rolls-Royce Holdings plc (b)	65	86
Rotork P.L.C.	77	329
Severn Trent PLC	1	47
Smiths Group PLC	18	349
Spectris PLC	2	74
Spirax-Sarco Engineering PLC	1	87
SSE PLC	17	395
St. James's Place PLC	4	84
Standard Chartered PLC	28	188
Standard Life Aberdeen PLC	86	240
Stolt-Nielsen M.S. Ltd.	1	16
Synthomer PLC	15	59
Tate & Lyle Public Limited Company	21	200
Tesco PLC	23	85
The Royal Bank of Scotland Group Public Limited Company	15	42
The Sage Group PLC.	10	93
Ultra Electronics Holdings PLC	1	42
Unilever Plc - ADR	8	384
Unilever PLC	3	139
United Utilities Group PLC	4	54
Vistry Group PLC	25	312
Vodafone Group Public Limited Company	256	418
WPP 2012 Limited	7	93
WPP 2012 Limited - ADR (a)	1	53
		17,010
France 7.5%
Aeroports de Paris (b)	—	27
ALD (c)	2	20
Alstom	2	50
Alten	—	37
Amundi (d)	—	27
Arkema	3	305
AXA SA	7	192
Biomerieux SA	1	81
BNP Paribas SA	4	210
Bollore SA	9	46
Bouygues SA	5	157
Bureau Veritas	7	190
Capgemini SA	1	158
Carrefour SA	2	51
Cie de Saint-Gobain	4	225
Cie Generale d'Optique Essilor International SA	1	99
Compagnie Generale des Etablissements Michelin	3	458
Compagnie Plastic Omnium	1	21
Credit Agricole SA	4	49
Danone	2	93
Dassault Systemes	1	62
EDENRED	3	126
Electricite de France (a)	7	62
Elis SA	14	199
Engie (b)	17	230
Eutelsat Communications	6	62
Faurecia	6	149
Gaztransport Et Technigaz	—	55
Getlink S.E.	3	55
Hermes International SCA	—	191
Horizon Holdings I	1	34
InterParfums	—	18
Kering SA	—	250
Lagardere SCA	4	119
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	355
Legrand SA	3	266
L'Oreal SA	—	143
LVMH Moet Hennessy Louis Vuitton SE	1	789
NYSE B.V. (d)	3	230
Orange SA	38	454
Orpea	3	145
Pernod-Ricard SA	1	112
Publicis Groupe SA	3	184
Remy Cointreau SA	—	49
Renault SA (b)	4	105
Rexel	17	363
Rubis	1	39
Safran	1	75
Sanofi SA	2	255
Sartorius Stedim Biotech	—	17
Schneider Electric SE (b)	1	119
SEB SA	1	153
Societe Generale SA	6	167
Sodexo SA	3	268
SOITEC (b)	—	29
Spie SA	11	263
Teleperformance	—	189
Tikehau Capital (a)	2	44
Total SA	18	898
Ubisoft Entertainment (b)	4	166
Valeo	14	250
Veolia Environnement	3	103
VINCI	4	417
Virbac	—	86
Vivendi SA	5	63
Worldline (b) (d)	1	58
		10,962
Switzerland 7.3%
ABB Ltd. - Class N	13	420
Adecco Group AG - Class N	11	482
Alcon AG (a) (b)	3	232
Alcon AG	2	162
Bachem Holding AG - Class N	—	21
Barry Callebaut AG - Class N	—	80
Bossard Holding AG	—	33
Compagnie Financiere Richemont SA	2	231
Credit Suisse Group AG - ADR (a) (b)	9	74
Credit Suisse Group AG - Class N	26	206
Datwyler Holding AG	1	358
dormakaba Holding AG - Class N	—	78
Dottikon ES Holding AG - Class N (b)	—	16
EMS-Chemie Holding AG	—	158
Geberit AG - Class N	—	255
Georg Fischer AG - Class N	—	298
Givaudan SA - Class N	—	273
Glencore PLC	73	476
Interroll Holding AG - Class N	—	56
Julius Bar Gruppe AG - Class N	6	320
Lindt & Spruengli AG - Class N	—	121
Logitech International S.A. - Class N (b)	—	29
Logitech International S.A. - Class N	2	159
Lonza Group AG	—	104
Nestle SA - Class N	12	1,605
Novartis AG - ADR	2	218
Novartis AG - Class N	5	405
PSP Swiss Property AG - Class N	1	118
Roche Holding AG	—	65
Schindler Holding AG - Class N	—	49
SGS SA - Class N	—	236
SIG Combibloc Services AG	9	223
Sika AG	1	177
Sonova Holding AG	—	52
STMicroelectronics NV	2	68
Sulzer AG - Class N	—	21
Swatch Group AG	1	204
Swiss Prime Site AG - Class N	10	945
Swiss Re AG	4	384
Swisscom AG - Class N (a)	—	289
Tecan Group AG - Class N	—	196
UBS Group AG	12	229
VAT Group AG (d)	1	283
Zurich Insurance Group AG - Class N	1	306
		10,715

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Australia 7.0%
ALS Limited	22	220
Altium Limited	1	36
Alumina Ltd.	54	81
AMP Ltd. (b)	441	315
APA Group	7	58
ARB Corporation Limited	1	42
Aristocrat Leisure Limited	2	53
ASX Ltd.	1	68
Atlas Arteria Limited	23	114
AUB Group Limited	1	15
Australia & New Zealand Banking Group Ltd.	12	253
Beach Energy Ltd.	182	211
BHP Group Limited - ADR (b)	8	640
BHP Group Limited (b)	6	228
BHP Group PLC	12	467
BlueScope Steel Ltd.	3	52
Brambles Limited	16	118
Challenger Financial Services Group Ltd.	13	63
CIMIC Group Limited (a)	1	11
Cochlear Ltd.	1	101
Coles Group Limited	10	135
Commonwealth Bank of Australia	5	371
Computershare Ltd.	6	106
Consolidated Transport Industries Pty Ltd (b)	2	41
Credit Corp Group Limited	3	56
CSL Ltd.	1	214
CSR Ltd.	63	287
Deterra Royalties Limited	11	38
Domain Holdings Australia Limited	7	21
Domino's Pizza Enterprises Limited	1	51
Downer EDI Ltd.	42	169
Fortescue Metals Group Ltd.	16	244
Incitec Pivot Ltd.	81	230
Insurance Australia Group Ltd.	30	99
IRESS Limited	2	22
JB Hi-Fi Limited	3	113
Lynas Rare Earths Limited (b)	3	22
Macquarie Group Limited	1	210
Megaport Limited (b)	3	35
Mineral Resources Limited	2	78
National Australia Bank Ltd.	14	330
Newcrest Mining Ltd.	16	311
NEXTDC Limited (b)	4	34
Nine Entertainment Co. Holdings Limited	105	231
Northern Star Resources Ltd.	8	67
Nufarm Limited	35	165
Orica Ltd.	14	163
Orora Limited	76	204
OZ Minerals Ltd.	9	185
Perpetual Limited	3	76
Pilbara Minerals Limited (b)	14	32
QBE Insurance Group Ltd.	13	114
Qube Holdings Limited	14	32
Ramsay Health Care Ltd.	2	94
REA Group Ltd.	—	29
Reliance Worldwide Corporation Limited	18	58
Rio Tinto Ltd.	4	331
Santos Ltd.	47	270
Seven Group Holdings Limited	2	34
Sonic Health Care Ltd.	8	205
South32 Limited	34	129
Suncorp Group Ltd.	13	109
Super Retail Group Limited	9	69
Superloop Limited (b)	27	19
Tabcorp Holdings Ltd.	23	90
Technology One Limited	18	150
Telstra Corp. Ltd.	30	88
Transurban Group	6	61
Wesfarmers Ltd.	5	186
Westpac Banking Corporation	16	283
Wisetech Global Limited	1	21
Woodside Petroleum Ltd.	9	209
Woolworths Group Ltd.	5	150
		10,217
Germany 6.5%
Adidas AG - Class N	1	135
Allianz SE	1	318
Aroundtown SA	11	62
Aurubis AG	2	199
BASF SE - Class N	6	343
Bayer AG - Class N	8	531
Bayerische Motoren Werke AG	3	284
Bechtle Aktiengesellschaft	2	106
Beiersdorf AG	—	22
Brenntag AG - Class N	2	139
Carl Zeiss Meditec AG	—	57
Covestro AG (d)	6	308
Daimler AG - Class N	6	440
Daimler Truck Holding AG (b)	3	87
Deutsche Bank Aktiengesellschaft - Class N (b)	5	66
Deutsche Bank Aktiengesellschaft - Class N	12	151
Deutsche Boerse AG - Class N	2	281
Deutsche Post AG - Class N	5	228
Deutsche Telekom AG - Class N	34	630
Dresdner Bank AG (b)	25	188
E.ON SE - Class N	31	359
Encavis AG	2	33
Fraport AG Frankfurt Airport Services Worldwide (b)	2	86
Fresenius Medical Care AG & Co. KGaA	2	141
Fresenius SE & Co. KGaA	4	158
Fuchs Petrolub SE	—	4
GEA Group AG	—	18
Grand City Properties S.A.	1	26
Hannover Rueck SE - Class N	—	77
Hapag-Lloyd Aktiengesellschaft (d)	—	61
Hellofresh SE (b)	2	89
Henkel AG & Co. KGaA	1	41
Hugo Boss AG	5	274
Infineon Technologies AG - Class N	5	170
K+S Aktiengesellschaft - Class N	5	147
Kion Group AG	2	131
Knorr - Bremse Aktiengesellschaft (d)	1	60
LANXESS Aktiengesellschaft	2	103
LEG Immobilien AG	1	80
Merck KGaA	1	119
MTU Aero Engines AG - Class N	—	53
Muenchener Rueckversicherungs AG - Class N	—	118
Nemetschek SE	1	116
ProSiebenSat.1 Media SE	10	127
Puma SE	1	112
Rheinmetall Aktiengesellschaft	2	505
RWE AG	5	223
SAP SE	1	152
Scout24 Holding GmbH (d)	3	173
Siemens AG - Class N	2	208
Siemens Healthineers AG (d)	1	37
Siltronic AG	—	34
Sixt SE	—	53
TAG Immobilien AG	2	44
Telefonica Deutschland Holding AG	32	88
ThyssenKrupp AG (b)	13	115
United Internet AG - Class N	2	79
Varta AG (a)	2	152
Vitesco Technologies Group Aktiengesellschaft (b)	—	6
Volkswagen AG	—	113
Vonovia SE	1	63
Wacker Chemie AG	1	125
Zalando SE (b) (d)	2	100
		9,548
Netherlands 4.4%
Adyen B.V. (b) (d)	—	77
Aegon N.V. - ADR (a)	12	62
Aegon NV	31	164
Airbus SE	2	283
Akzo Nobel N.V.	2	158
Arcadis NV	6	260

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
argenx SE (b)	—	27
ASM International N.V.	1	214
ASML Holding - ADR (b)	1	739
ASML Holding	1	377
ASR Nederland N.V.	6	296
Basic-Fit N.V. (b) (d)	1	35
BE Semiconductor Industries N.V.	1	128
CNH Industrial N.V. (b)	7	116
Heineken NV	1	73
IMCD B.V.	1	174
ING Groep N.V.	12	129
Just Eat Takeaway.Com N.V. (b) (d)	1	33
Koninklijke Ahold Delhaize N.V.	18	579
Koninklijke DSM N.V.	1	212
Koninklijke KPN N.V.	14	50
Koninklijke Philips N.V. - ADR (d)	2	57
Koninklijke Philips N.V.	5	143
Koninklijke Vopak N.V.	3	96
NN Group N.V.	3	153
Prosus N.V.	2	110
Randstad NV (a)	2	115
Shell PLC - Class A	12	317
Shell PLC - Class A - ADR	13	689
Signify N.V. (d)	6	268
Wolters Kluwer NV - Class C	4	378
		6,512
Sweden 3.1%
AAK AB (publ)	—	9
AB Sagax - Class B	1	25
Addlife AB - Class B	2	47
AF Poyry AB - Class B	1	15
Aktiebolaget Electrolux - Class B (a)	4	58
Aktiebolaget Industrivarden - Class A	—	2
Aktiebolaget SKF - Class A	1	9
Aktiebolaget SKF - Class B (a)	5	89
Aktiebolaget Volvo - Class A	2	46
Aktiebolaget Volvo - Class B	14	260
Assa Abloy AB - Class B	1	29
Atlas Copco Aktiebolag - Class A	3	149
Atlas Copco Aktiebolag - Class B	1	60
Avanza Bank Holding AB (a)	2	48
Billerudkorsnas Aktiebolag (Publ)	6	82
Biotage AB	2	49
Boliden AB	4	220
Bravida Holding AB (d)	8	97
Bure Equity AB	1	44
Castellum AB (a)	1	19
Catena AB	1	48
Dometic Group AB (publ) (d)	4	36
Electrolux Professional AB (publ) - Class B	13	79
Elekta AB (publ) - Class B	4	29
Epiroc Aktiebolag - Class A	2	37
Epiroc Aktiebolag - Class B	1	21
Ericsson - Class A	1	9
Essity Aktiebolag (publ) - Class B (a)	4	103
Fastighets Ab Balder - Class B (b)	—	33
G&L Beijer Ref AB - Class B	3	51
Getinge AB - Class B	2	68
Hennes & Mauritz AB - Class B (a)	5	71
Hexagon Aktiebolag - Class B	2	32
Hexpol AB - Class B	4	39
Holmen Aktiebolag - Class B	1	51
Husqvarna Aktiebolag - Class B	3	33
Indutrade Aktiebolag	3	75
JM AB	3	93
Lagercrantz Group Aktiebolag - Class B	10	112
Lifco Ab (Publ) - Class B	2	44
Loomis AB - Class B	4	103
Lundin Petroleum AB (a)	1	36
MIPS AB	2	145
Mycronic AB (publ)	5	97
NCC Aktiebolag - Class B	4	50
NIBE Industrier AB - Class B	2	17
Nolato AB (publ) - Class B	4	28
Nordic Entertainment Group AB - Class B (b)	1	29
Nyfosa AB	6	79
Peab AB - Class B	5	46
Samhallsbyggnadsbolaget i Norden AB - Class B (a)	5	24
Sandvik AB	8	165
Sdiptech AB (publ) - Class B (b)	—	15
Sectra Aktiebolag - Class B (b)	2	32
Securitas AB - Class B	4	50
Sinch AB (publ) (b) (d)	1	8
Skandinaviska Enskilda Banken AB - Class A	5	54
Skanska AB - Class B (a)	4	86
Stillfront Group AB (publ) (a) (b)	24	67
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	4	80
Svenska Handelsbanken AB - Class A (a)	5	49
SWECO Civil AB - Class B	2	23
Swedbank AB - Class A (a)	3	48
Swedish Match AB	8	63
Swedish Orphan Biovitrum AB (Publ) (b)	1	26
Tele2 AB - Class B	12	182
Telefonaktiebolaget LM Ericsson - Class B (a)	22	196
Telia Co. AB	32	129
Thule Group AB (d)	1	59
Trelleborg AB - Class B	4	82
Vitrolife AB	—	12
Wihlborgs Fastigheter AB	3	56
		4,557
Spain 2.5%
Acciona,S.A.	—	64
ACS, Actividades de Construccion y Servicios, S.A.	7	185
AENA, S.M.E., S.A. (b) (d)	—	35
Amadeus IT Group SA (d)	1	52
Banco Bilbao Vizcaya Argentaria, S.A. (a)	14	78
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	80
Banco de Sabadell, S.A. (a)	201	165
Banco Santander, S.A.	97	329
Bankinter SA	16	91
CaixaBank, S.A.	34	115
Cellnex Telecom, S.A. (b) (d)	1	40
Enagas SA	6	135
Endesa SA	4	78
Ferrovial, S.A.	3	90
Grifols, S.A. (a)	4	64
Iberdrola, Sociedad Anonima	32	352
Industria de Diseno Textil, S.A.	4	84
Laboratorios Farmaceuticos Rovi SA	2	165
Mediaset Espana Comunicacion, S.A. (b)	3	15
Red Electrica Corporacion, S.A.	7	142
Repsol SA	21	274
Telefonica SA	163	789
Viscofan, S.A.	3	192
		3,614
Italy 2.1%
A2A SpA	58	99
Assicurazioni Generali SpA (a)	9	215
Atlantia SpA	5	111
Azimut Holding S.p.A.	7	152
Banca Mediolanum SpA	4	36
Banco BPM Societa' Per Azioni	70	207
Brunello Cucinelli S.p.A.	2	88
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	2	28
Davide Campari-Milano S.p.A.	1	17
De' Longhi S.p.A.	2	51
DiaSorin S.p.A.	—	26
Enel SpA	29	195
ENI SpA	23	339
Erg S.P.A.	—	13
Ferrari N.V.	—	89
Finecobank Banca Fineco SPA	4	63
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	2	26
Hera S.p.A.	29	106
Intesa Sanpaolo SpA	57	130

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Iren S.p.A.	14	37
Italgas S.p.A.	8	53
Iveco Group N.V. (b)	1	10
Leonardo S.p.A.	12	122
Mediobanca SpA	9	89
Moncler S.p.A.	1	66
Nexi S.p.A. (b)	2	20
Prada S.p.A.	6	40
Prysmian S.p.A.	2	62
Recordati Industria Chimica E Farmaceutica S.p.A.	2	119
Reply S.p.A.	—	75
Snam Rete Gas SpA	14	83
Telecom Italia SpA	223	83
Terna – Rete Elettrica Nazionale S.p.A.	6	51
UniCredit S.p.A.	16	176
		3,077
Hong Kong 2.0%
AIA Group Limited	61	641
ASM Pacific Technology Ltd.	10	102
Bank of East Asia Ltd.	152	238
Budweiser Brewing Company APAC Limited (d)	9	24
Camsing International Holding Limited (a) (b) (e)	12	—
Chow Tai Fook Jewellery Group Limited	11	21
CK Asset Holdings Limited	22	152
CK Hutchison Holdings Limited	6	44
CLP Holdings Ltd.	8	78
Dairy Farm International Holdings Ltd. (b)	4	12
Galaxy Entertainment Group Ltd. (b)	3	18
Great Eagle Holdings Limited	1	2
Hang Lung Group Ltd.	9	19
Hang Lung Properties Ltd.	21	42
Hang Seng Bank Ltd.	3	48
HK Electric Investments Limited	35	34
HKT Trust	75	103
Hong Kong & China Gas Co. Ltd.	32	39
Hong Kong Exchanges & Clearing Ltd.	5	224
Hongkong Land Holdings Ltd. (b)	11	54
Hysan Development Co. Ltd.	8	23
Johnson Electric Holdings Limited	5	6
Man Wah Holdings Limited	33	36
Mandarin Oriental International Ltd. (b)	12	24
MTR Corp.	4	22
NagaCorp Ltd.	12	11
New World Development Company Limited	38	153
Orient Overseas (International) Limited	3	66
Pacific Basin Shipping Limited	165	89
PCCW Ltd.	53	30
Power Assets Holdings Ltd.	10	65
Sands China Ltd. (b)	4	10
Shangri-La Asia Ltd. (b)	10	8
Sun Hung Kai Properties Ltd.	6	65
SUNeVision Holdings Ltd.	15	13
Techtronic Industries Company Limited	7	105
Vitasoy International Holdings Ltd.	16	30
VTech Holdings Ltd.	5	35
WH Group Limited (d)	243	153
Wharf Real Estate Investment Company Limited	16	79
Yue Yuen Industrial Holdings Ltd.	44	71
		2,989
Denmark 1.9%
A P Moller - Maersk A/S - Class A	—	59
A P Moller - Maersk A/S - Class B	—	60
ALK-Abello A/S - Class B (b)	2	35
Ambu A/S - Class B	1	15
Carlsberg A/S - Class B	1	121
Chr. Hansen Holding A/S	2	165
Coloplast A/S - Class B	—	70
Demant A/S (b)	1	37
DFDS A/S	1	58
DSV Panalpina A/S	1	142
Genmab A/S (b)	—	118
GN Store Nord A/S	3	138
Netcompany Group A/S (b) (d)	—	21
Novo Nordisk A/S - Class B	6	670
Novozymes A/S - Class B	1	79
Orsted A/S (d)	—	56
Pandora A/S	2	206
Ringkjobing Landbobank. Aktieselskab	2	260
Rockwool International A/S - Class A	—	17
Royal Unibrew A/S	2	149
Topdanmark A/S	2	115
Tryg A/S	6	136
Vestas Wind Systems A/S	2	68
		2,795
Finland 1.4%
Elisa Oyj	2	112
Fortum Oyj	3	46
Kesko Oyj - Class B	5	136
Kojamo Oyj (d)	1	33
Kone Corporation	2	123
Neste Oyj	2	74
Nokia Oyj (b)	26	141
Nokia Oyj - Series A - ADR (b)	17	94
Nokian Renkaat Oyj	5	82
Nordea Bank ABP	11	110
Orion Oyj - Class B	1	42
Outokumpu Oyj (a)	16	85
Outotec Oyj	8	69
Qt Group Oyj (b)	—	45
Sampo Oyj - Class A	4	194
Stora Enso Oyj - Class R	8	158
Tietoevry Oyj	6	165
UPM-Kymmene Oyj	6	188
Valmet Oy	5	167
Wartsila Oyj (a)	5	50
		2,114
Israel 1.2%
Airport City Ltd (b)	2	40
Alony Hetz Properties & Investments Ltd	4	70
Alrov Properties & Lodgings Ltd.	—	7
ASHTROM Group LTD.	2	45
Azrieli Group Ltd.	—	13
Bank Hapoalim BM	7	72
Bank Leumi Le-Israel BM	12	126
Bezeq Israeli Telecommunication Corp. Ltd.	40	69
Camtek Ltd. (b)	—	11
Clal Insurance Co Ltd. (b)	2	47
Danel (Adir Yehoshua) Ltd.	—	77
Delek Group Ltd.	1	162
Delta Galil Industries Ltd.	—	20
Elbit Systems Ltd. (b)	—	15
Electra Ltd	—	12
Enlight Renewable Energy Ltd. (b)	17	39
Equital Ltd. (b)	1	43
Fox - Wizel Ltd	1	97
Gav-Yam Bayside Land Corp. Ltd.	4	42
Harel Insurance Investments & Financial Services Ltd.	5	60
Israel Chemicals Ltd.	5	55
Israel Discount Bank Ltd.	12	76
Isras - Investment Co. Ltd.	—	13
Menora Mivtachim Insurance Ltd.	1	30
Mizrahi Tefahot Bank Ltd.	2	65
Nice Ltd. (b)	—	8
Nova Measuring Instruments Ltd. (b)	—	14
Paz Oil Company Limited	—	26
Shikun & Binui Ltd.	4	23
Shufersal Ltd.	8	68
Strauss Group Ltd	1	38
Summit Real Estate Holdings Ltd	1	19
Tera Light Ltd (b)	1	3
Teva Pharmaceutical Industries Ltd - ADR (b)	14	135
The First International Bank of Israel Limited	1	40
The Phoenix Holdings Ltd	4	46
Tower Semiconductor Ltd. (b)	1	63
Y.H. Dimri Construction and Development Ltd.	—	30
		1,819

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Norway 1.0%
AF Gruppen ASA	1	12
Aker ASA (a)	1	33
Aker BP ASA (d)	7	25
Austevoll Seafood ASA	2	24
Bonheur ASA	—	16
Borregaard ASA	2	39
Crayon Group Holding ASA (b)	1	21
DNB Bank ASA	4	81
Elkem ASA (d)	11	48
Equinor ASA	8	301
Eurizon Opportunita	4	28
Frontline Ltd. (b)	13	117
Gjensidige Forsikring ASA	1	34
Grieg Seafood ASA (b)	2	34
Kongsberg Gruppen ASA	1	21
Mowi ASA	2	50
MPC Container Ships ASA (b)	7	24
Nordic Semiconductor ASA (b)	—	11
Norsk Hydro ASA	5	44
Orkla ASA	2	20
Protector Forsikring ASA	2	25
Schibsted ASA - Class A	—	6
Schibsted ASA - Class B	—	9
Sparebank 1 BV	2	14
Sparebank 1 Sr-Bank Asa	2	23
Storebrand ASA (a)	4	42
Subsea 7 S.A.	4	35
Telenor ASA	4	52
TGS NOPEC Geophysical Company ASA	5	69
TOMRA Systems ASA	—	13
Veidekke ASA	3	42
Wallenius Wilhelmsen ASA	3	22
Yara International ASA	1	60
		1,395
Belgium 0.9%
Ackermans	1	117
ageas SA/NV	2	104
Anheuser-Busch InBev	5	310
Elia Group	—	49
Galapagos (b)	1	67
KBC Groep NV	2	149
Lotus Bakeries	—	126
NV Bekaert SA	1	38
Proximus	6	107
Shurgard Self Storage Europe	—	20
Solvay SA	1	135
Telenet Group Holding	1	20
UCB SA	—	36
Umicore	2	96
		1,374
Singapore 0.9%
Allied Esports Entertainment, Inc.	16	12
Capitaland Investment Limited	7	21
ComfortDelgro Corp. Ltd.	42	46
DBS Group Holdings Ltd.	7	172
Genting Singapore Limited	55	33
Golden Agri-Resources Ltd.	325	73
Great Eastern Holdings Limited	1	9
Hutchison Port Holdings Trust	122	30
Jardine Cycle & Carriage Ltd.	1	26
Keppel Corporation Limited	12	55
Keppel Infrastructure Trust	46	19
Olam Group Limited (b)	15	19
Oversea-Chinese Banking Corporation Limited	13	118
Raffles Medical Group Ltd.	51	44
Sembcorp Industries Ltd	17	34
SembCorp Marine Ltd. (b)	1,124	81
Sheng Siong Group Ltd.	22	25
Singapore Airlines Ltd. (b)	19	77
Singapore Exchange Ltd.	9	68
Singapore Press Holdings Ltd.	25	43
Singapore Technologies Engineering Ltd.	10	32
Singapore Telecommunications Limited	8	15
StarHub Ltd	3	3
United Overseas Bank Ltd.	6	136
Venture Corp. Ltd.	6	75
Wilmar International Limited	20	69
		1,335
Ireland 0.8%
AIB Group Public Limited Company	17	38
Bank of Ireland Group Public Limited Company	20	128
CRH public limited company - ADR	6	229
Flutter Entertainment Public Limited Company (b)	—	58
Glambia Plc	4	43
Grafton Group Public Limited Company	29	373
James Hardie Industries Public Limited Company - CDI	4	112
Kerry Group Plc	—	22
Kingspan Group Plc	1	84
Smurfit Kappa Funding Designated Activity Company (b)	3	137
		1,224
Austria 0.4%
Andritz AG	2	101
BAWAG Group AG (d)	1	67
Erste Group Bank AG	2	78
Mayr-Melnhof Karton Aktiengesellschaft	—	38
OMV AG	1	56
Raiffeisen Bank International AG (b)	2	35
Strabag SE	—	14
Telekom Austria Aktiengesellschaft	3	23
UNIQA Insurance Group AG	7	53
Voestalpine AG	2	70
Wienerberger AG	2	68
		603
New Zealand 0.4%
a2 Milk Co. Ltd. (b)	4	17
Air New Zealand Limited (a) (b)	21	19
Arvida Group Limited	5	6
Auckland International Airport Limited (b)	4	23
Chorus Limited	10	54
Contact Energy Limited	2	13
EBOS Group Limited	1	15
Fisher & Paykel Healthcare Corp.	2	42
Fletcher Building Ltd.	6	24
Freightways Limited	4	37
Genesis Energy Limited	10	21
Infratil Limited	3	15
Mainfreight Limited	—	23
Meridian Energy Limited	7	25
Port of Tauranga Limited	1	5
Pushpay Holdings Limited (b)	27	21
Ryman Healthcare Ltd.	1	3
SKYCITY Entertainment Group Limited	20	40
Spark New Zealand Ltd.	8	24
Summerset Group Holdings Limited	3	24
The Warehouse Group Limited	4	9
Xero Limited (b)	1	60
Z Energy Limited	12	30
		550
Luxembourg 0.3%
Befesa (d)	1	50
Eurofins Scientific SE	1	105
L'Occitane International S.A.	18	59
Millicom International Cellular SA - SDR (a) (b)	2	58
SES S.A. - DRC (b)	14	125
Tenaris S.A. - ADR	1	30
Tenaris SA	3	46
		473
Portugal 0.2%
Alphaquest Original Ltd	4	17
Banco Comercial Portugues S.A. (b)	198	38
EDP Renovaveis, S.A.	2	40
Energias de Portugal SA	12	57
Galp Energia, SGPS, S.A.	9	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Jeronimo Martins, SGPS, S.A.	3	60
		320
United States of America 0.2%
Bausch Health Companies Inc. (b)	1	27
Carnival Plc (b)	1	16
Primo Water Holdings LLC	4	57
Primo Water Holdings LLC (b)	1	13
Qiagen N.V. (b)	2	102
Qiagen N.V. (b)	1	30
STMicroelectronics N.V. - ADR	1	60
		305
Chile 0.2%
Antofagasta PLC	11	243
China 0.2%
BOC Hong Kong Holdings Ltd.	19	72
SITC International Holdings Company Limited	35	123
Yangzijiang Shipbuilding (Holdings) Ltd.	35	40
		235
United Arab Emirates 0.1%
Mediclinic International PLC (b)	29	138
NMC Health PLC (e)	1	—
Malta 0.1%
Kindred Group PLC - SDR	7	76
Total Common Stocks (cost $144,591)		142,823
PREFERRED STOCKS 1.4%
Switzerland 0.9%
Roche Holding AG	3	1,249
Germany 0.5%
Bayerische Motoren Werke AG	1	54
Fuchs Petrolub SE	3	105
Henkel AG & Co. KGaA (f)	—	22
Porsche Automobil Holding SE (f)	1	122
Sartorius AG	—	100
Volkswagen AG (f)	2	378
		781
Italy 0.0%
Telecom Italia SpA	25	9
Total Preferred Stocks (cost $2,034)		2,039
WARRANTS 0.0%
Canada 0.0%
Cenovus Energy Inc. (b)	—	5
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Total Warrants (cost $2)		5
RIGHTS 0.0%
Austria 0.0%
CA Immobilien Anlagen Aktiengesellschaft (b) (e)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund, 0.23% (h) (i)	3,969	3,969
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (h) (i)	1,554	1,554
Total Short Term Investments (cost $5,523)		5,523
Total Investments 102.6% (cost $152,150)		150,390
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (2.6)%		(3,800)
Total Net Assets 100.0%		146,582

(a) All or a portion of the security was on loan as of March 31, 2022.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $20 and 0.0% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	11/24/21	96	77	0.1
AENA, S.M.E., S.A.	05/04/20	32	35	—
Aker BP ASA	02/16/22	23	25	—
Amadeus IT Group SA	07/17/20	54	52	—
Amundi	09/30/19	34	27	—
Basic-Fit N.V.	06/17/20	31	35	—
BAWAG Group AG	05/29/20	71	67	0.1
Befesa	03/31/20	32	50	—
Bravida Holding AB	10/07/20	119	97	0.1
Budweiser Brewing Company APAC Limited	10/20/21	23	24	—
Cellnex Telecom, S.A.	06/25/19	41	40	—
Covestro AG	06/25/19	375	308	0.2
Dometic Group AB (publ)	09/07/21	60	36	—
Elkem ASA	07/07/21	43	48	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	29	61	0.1
Just Eat Takeaway.Com N.V.	06/01/20	85	33	—
Knorr - Bremse Aktiengesellschaft	02/15/22	70	60	0.1
Kojamo Oyj	04/01/20	30	33	—
Koninklijke Philips N.V.	08/06/21	69	57	—
Netcompany Group A/S	04/08/20	26	21	—
NYSE B.V.	06/26/19	260	230	0.2
Orsted A/S	12/23/20	69	56	—
Scout24 Holding GmbH	10/27/20	214	173	0.1
Siemens Healthineers AG	03/04/21	38	37	—
Signify N.V.	06/25/19	275	268	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DFA International Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sinch AB (publ)	10/27/21	23	8	—
Thule Group AB	06/25/19	65	59	0.1
VAT Group AG	06/25/19	304	283	0.2
WH Group Limited	03/02/21	183	153	0.1
Worldline	06/25/19	102	58	0.1
Zalando SE	01/14/21	198	100	0.1
		3,074	2,611	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	23,665	119,158	—	142,823
Preferred Stocks	2,039	—	—	2,039
Warrants	5	—	—	5
Rights	—	—	—	—
Short Term Investments	5,523	—	—	5,523
	31,232	119,158	—	150,390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 23.8%
3D Systems Corporation (a)	9	147
Accenture Public Limited Company - Class A	17	5,875
ACI Worldwide, Inc. (a)	8	246
Adobe Inc. (a)	12	5,333
ADS Alliance Data Systems, Inc.	5	264
ADTRAN, Inc. (a)	6	102
Advanced Energy Industries, Inc. (a)	3	229
Advanced Micro Devices, Inc. (a)	37	4,082
Agilysys, Inc. (a)	1	32
Akamai Technologies, Inc. (a)	6	674
Alarm.Com Holdings, Inc. (a)	2	152
Alpha and Omega Semiconductor Limited (a)	3	181
Altair Engineering Inc. - Class A (a)	1	77
Alteryx, Inc. - Class A (a)	1	84
Ambarella Inc. (a)	1	154
Amdocs Limited	7	604
American Software, Inc. - Class A (a)	2	37
Amkor Technology, Inc. (a)	25	544
Amphenol Corporation - Class A	16	1,189
Amtech Systems, Inc. (a)	1	9
Analog Devices, Inc. (a)	12	1,996
ANSYS, Inc. (a)	2	773
AppFolio, Inc. - Class A (a)	—	57
Apple Inc. (a)	421	73,497
Applied Materials, Inc. (a)	25	3,309
Applied Optoelectronics, Inc. (a)	1	4
Arista Networks, Inc. (a)	10	1,356
Arlo Technologies, Inc. (a)	6	55
Arrow Electronics, Inc. (a)	6	672
Asana, Inc. - Class A (a) (b)	2	71
Aspen Technology, Inc. (a)	5	793
Atlassian Corporation PLC - Class A (a)	2	508
Autodesk, Inc. (a)	7	1,451
Automatic Data Processing, Inc. (a)	16	3,664
Avalara, Inc. (a)	4	354
Avaya Holdings Corp. (a)	8	102
Avid Technology, Inc. (a)	3	115
Avnet, Inc. (a)	8	335
Axcelis Technologies, Inc. (a)	3	227
AXT, Inc. (a)	1	6
Badger Meter, Inc.	2	216
Bel Fuse Inc. - Class B (a)	1	24
Belden Inc.	3	143
Benchmark Electronics, Inc.	5	120
Bill.Com Holdings Inc. (a)	3	675
Black Knight, Inc. (a)	6	355
Blackbaud, Inc. (a)	3	174
Blackline, Inc. (a)	1	103
BM Technologies, Inc. - Class A (a) (b)	1	4
Booz Allen Hamilton Holding Corporation - Class A	9	812
Box, Inc. - Class A (a)	12	350
Broadcom Inc. (a)	15	9,581
Broadridge Financial Solutions, Inc.	7	1,032
Brooks Automation Inc. (a)	5	388
CACI International Inc. - Class A (a)	2	473
Cadence Design Systems Inc. (a)	6	999
CalAmp Corp. (a)	3	19
Calix, Inc. (a)	4	172
Cass Information Systems, Inc. (a)	1	46
CDK Global, Inc. (a)	9	419
CDW Corp. (a)	5	936
Ceridian HCM Holding Inc. (a)	4	302
CEVA Inc. (a)	1	32
Ciena Corp. (a)	11	680
Cirrus Logic Inc. (a)	5	393
Cisco Systems, Inc. (a)	102	5,692
Citrix Systems Inc. (a)	4	446
Clearfield, Inc. (a)	1	39
Cloudflare, Inc. - Class A (a)	3	332
CMC Materials, Inc (a)	2	335
Cognex Corp. (a)	11	846
Cognizant Technology Solutions Corp. - Class A (a)	14	1,238
Cognyte Software Ltd (a)	5	57
Coherent Inc. (a)	2	470
Cohu Inc. (a)	5	139
CommScope Holding Company, Inc. (a)	11	87
CommVault Systems Inc. (a)	2	151
Computer Task Group Inc. (a)	3	25
Comtech Telecommunications Corp. (a)	1	19
Concentrix Corporation (a)	6	947
Conduent Inc. (a)	15	75
Consensus Cloud Solutions, Inc. (a)	1	86
Corning Incorporated	31	1,159
Coupa Software Incorporated (a)	2	235
CrowdStrike Holdings, Inc. - Class A (a)	2	359
CSG Systems International, Inc. (a)	4	265
CTS Corp.	3	119
Cyberoptics Corp. (a)	1	23
Daktronics Inc. (a)	5	19
Datadog, Inc. - Class A (a)	2	249
Datto Holding Corp. (a)	6	173
Dell Technology Inc. - Class C	20	1,000
Digi International Inc. (a)	4	78
Diodes Inc. (a)	3	258
DocuSign, Inc. (a)	2	176
Dolby Laboratories, Inc. - Class A	4	347
DoubleVerify Holdings, Inc. (a)	2	46
Dropbox, Inc. - Class A (a)	16	362
Duck Creek Technologies, Inc. (a)	3	76
DXC Technology Company (a)	20	654
Dynatrace Holdings LLC (a)	8	364
Ebix Inc. (a)	4	138
EchoStar Corp. - Class A (a)	4	101
Elastic NV (a)	1	100
EMCORE Corporation (a)	3	13
Enphase Energy, Inc. (a)	4	750
Entegris, Inc. (a)	4	506
Envestnet, Inc. (a)	2	130
EPAM Systems, Inc. (a)	1	394
ePlus Inc. (a)	2	111
Euronet Worldwide Inc. (a)	3	425
Everbridge, Inc. (a)	1	26
EVERTEC, Inc.	6	260
EVO Payments, Inc. - Class A (a)	1	25
ExlService Holdings Inc. (a)	2	243
F5 Networks, Inc. (a)	3	625
Fabrinet (a)	2	244
Fair Isaac Corporation (a)	1	388
FARO Technologies Inc. (a)	1	58
Fidelity National Information Services, Inc.	15	1,490
First Solar, Inc. (a)	7	572
Fiserv, Inc. (a)	13	1,344
Five9 Inc. (a)	1	138
FleetCor Technologies Inc. (a)	4	1,029
Flex Ltd. (a)	45	832
FormFactor Inc. (a)	6	232
Fortinet, Inc. (a)	3	1,152
Frequency Electronics Inc. (a)	1	9
Gartner Inc. (a)	3	955
Genpact Limited	16	680
Global Payments Inc.	9	1,270
Globant S.A. (a)	1	384
GoDaddy Inc. - Class A (a)	5	441
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	4	393
Hackett Group Inc. (a)	3	75
Harmonic, Inc. (a)	10	97
Hewlett Packard Enterprise Company	48	794
HP Inc.	40	1,453
HubSpot Inc. (a)	1	357
Ichor Holdings, Ltd. (a)	2	87
II-VI Incorporated (a)	6	406
Infinera Corporation (a)	11	96
Insight Enterprises, Inc. (a)	3	335
Intel Corporation (a)	220	10,898
InterDigital Communications, Inc. (a)	1	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
International Business Machines Corporation	42	5,411
Intevac Inc. (a)	1	5
Intuit Inc. (a)	4	1,888
IPG Photonics Corporation (a)	3	334
Itron Inc. (a)	3	175
J2 Cloud Services, LLC (a)	4	417
Jabil Inc.	16	991
Jack Henry & Associates Inc. (a)	4	717
Juniper Networks, Inc.	21	785
KBR, Inc.	14	746
Key Tronic Corp. (a)	—	2
Keysight Technologies, Inc. (a)	8	1,237
Kimball Electronics Group, LLC (a)	3	53
KLA-Tencor Corp. (a)	6	2,105
Knowles Corporation (a)	8	183
Kulicke & Soffa Industries Inc. (a)	4	252
KVH Industries Inc. (a)	2	14
Kyndryl Holdings, Inc. (a)	8	104
Lam Research Corp. (a)	5	2,918
Lattice Semiconductor Corp. (a)	6	346
Leidos Holdings Inc.	12	1,275
Limelight Networks, Inc. (a)	7	38
Littelfuse Inc. (a)	2	426
Liveramp, Inc. (a)	5	189
Lumentum Holdings Inc. (a)	5	448
MACOM Technology Solutions Holdings, Inc. (a)	4	223
MagnaChip Semiconductor, Ltd. (a)	4	69
Mandiant, Inc. (a)	10	213
Manhattan Associates Inc. (a)	3	421
Mantech International Corp. - Class A (a)	3	229
Marvell Technology, Inc.	15	1,075
MasterCard Incorporated - Class A	25	9,073
MAXIMUS Inc.	6	459
MaxLinear, Inc. (a)	4	245
Methode Electronics Inc.	4	171
Microchip Technology Incorporated (a)	17	1,300
Micron Technology, Inc. (a)	50	3,857
Microsoft Corporation (a)	183	56,541
Mimecast Uk Limited (a)	3	220
MKS Instruments, Inc. (a)	4	636
Momentive Global Inc. (a)	3	42
MongoDB, Inc. - Class A (a)	1	375
Monolithic Power Systems Inc. (a)	1	514
Motorola Solutions Inc.	5	1,196
N-Able, Inc. (a)	2	16
National Instruments Corp. (a)	8	312
NCR Corporation (a)	10	402
NeoPhotonics Corporation (a)	3	47
NetApp, Inc. (a)	9	715
NETGEAR, Inc. (a)	3	82
NetScout Systems, Inc. (a)	6	207
New Relic, Inc. (a)	3	187
NortonLifelock Inc. (a)	18	472
Novantas Inc. (a)	3	397
NVE Corp. (a)	—	25
NVIDIA Corporation (a)	50	13,541
NXP Semiconductors N.V.	3	582
Okta, Inc. - Class A (a)	3	413
On Semiconductor Corporation (a)	20	1,280
Onespan, Inc. (a)	3	49
Onto Innovation Inc. (a)	4	342
Oracle Corporation	35	2,870
OSI Systems Inc. (a)	1	95
Pagerduty, Inc. (a)	3	95
Palantir Technologies Inc. - Class A (a)	14	199
Palo Alto Networks, Inc. (a)	1	834
Paychex Inc. (a)	9	1,267
Paycom Software, Inc. (a)	2	593
Paylocity Holding Corporation (a)	2	381
Paypal Holdings, Inc. (a)	17	1,977
PC Connection, Inc. (a)	3	162
PDF Solutions Inc. (a)	2	66
Pegasystems Inc. (a)	2	156
Perficient, Inc. (a)	3	277
PFSweb Inc. (a)	2	26
Photronics Inc. (a)	7	119
Ping Identity Holding Corp. (a)	3	83
Plexus Corp. (a)	3	223
Power Integrations Inc. (a)	4	344
Progress Software Corp. (a)	4	193
PTC Inc. (a)	4	455
Pure Storage, Inc. - Class A (a)	10	349
Q2 Holdings, Inc. (a)	2	130
Qorvo, Inc. (a)	5	621
Qualcomm Incorporated (a)	41	6,262
Qualys, Inc. (a)	2	328
Rambus Inc. (a)	9	288
RealNetworks, Inc. (a)	2	1
Ribbon Communications Inc. (a)	7	21
Richardson Electronics Ltd. (a)	1	7
RingCentral, Inc. - Class A (a)	1	134
Rogers Corp. (a)	1	397
SailPoint Technologies Holdings, Inc. (a)	1	56
Salesforce.Com, Inc. (a)	16	3,413
Sanmina Corp. (a)	6	227
Sapiens International Corporation N.V. (a)	1	21
ScanSource Inc. (a)	4	133
Science Applications International Corp.	5	422
Seagate Technology Holdings Public Limited Company (a)	10	860
Semtech Corp. (a)	4	259
ServiceNow, Inc. (a)	2	987
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	2	375
Skyworks Solutions, Inc. (a)	9	1,226
SMART Global Holdings, Inc. (a)	6	145
Smartsheet Inc. - Class A (a)	4	203
SolarEdge Technologies Ltd. (a)	1	324
SolarWinds Corporation (a)	5	61
Splunk Inc. (a)	2	357
Spotify Technology S.A. (a)	5	692
SPS Commerce, Inc. (a)	2	278
Square, Inc. - Class A (a)	3	360
SS&C Technologies Holdings, Inc. (a)	10	717
Stratasys, Inc. (a)	5	132
Super Micro Computer, Inc. (a)	2	88
Switch Inc - Class A	6	171
Synaptics Incorporated (a)	2	496
Synchronoss Technologies, Inc. (a)	4	8
SYNNEX Corporation	6	587
Synopsys Inc. (a)	3	885
TE Connectivity Ltd. (c)	8	983
Teradata Corporation (a)	9	467
Teradyne Inc. (a)	9	1,053
Tessco Technologies Inc. (a)	1	4
Texas Instruments Incorporated (a)	34	6,216
The Trade Desk, Inc. - Class A (a)	5	372
The Western Union Company	19	360
Transact Technologies Inc. (a)	—	1
Trimble Inc. (a)	8	593
TTEC Holdings, Inc. (a)	5	376
TTM Technologies, Inc. (a)	9	139
Twilio Inc. - Class A (a)	2	329
Tyler Technologies Inc. (a)	1	515
Ultra Clean Holdings, Inc. (a)	3	127
Unisys Corp. (a)	4	85
Universal Display Corporation (a)	2	394
Upstate Property Rentals, LLC (a)	2	88
Varonis Systems, Inc. (a)	3	126
Veeco Instruments Inc. (a)	5	141
Verint Systems Inc. (a)	5	260
VeriSign, Inc. (a)	3	770
Verra Mobility Corporation - Class A (a)	10	160
ViaSat, Inc. (a)	5	239
Viavi Solutions Inc. (a)	17	269
Visa Inc. - Class A	44	9,790
Vishay Intertechnology Inc.	11	217
Vishay Precision Group, Inc. (a)	1	23
VMware, Inc. - Class A (a)	5	600
Vontier Corporation	10	249

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Western Digital Corporation (a)	13	666
Wex, Inc. (a)	3	478
Wolfspeed, Inc. (a)	5	526
Workday, Inc. - Class A (a)	2	397
Xerox Holdings Corporation (a)	13	256
Xperi Holding Corporation (a)	15	253
Zebra Technologies Corp. - Class A (a)	2	731
Zendesk, Inc. (a)	1	111
Zoom Video Communications, Inc. - Class A (a)	2	261
Zscaler, Inc. (a)	1	310
		353,262
Financials 13.5%
1st Source Corporation (a)	3	149
Affiliated Managers Group, Inc.	4	529
AFLAC Incorporated	16	1,049
Alleghany Corporation (a)	1	682
Allegiance Bancshares, Inc. (a)	2	76
Ally Financial Inc.	24	1,025
A-Mark Precious Metals, Inc. (a)	—	30
Ambac Financial Group, Inc. (a)	4	42
American Equity Investment Life Holding Company	9	342
American Express Company	18	3,333
American Financial Group, Inc.	6	942
American International Group, Inc.	24	1,476
American National Bankshares Inc. (a)	1	24
American National Group, Inc. (a)	2	297
Ameriprise Financial, Inc.	5	1,432
Ameris Bancorp (a)	5	208
Amerisafe, Inc. (a)	2	104
AON Public Limited Company - Class A	6	1,967
Arch Capital Group Ltd. (a)	17	801
Ares Management Corporation - Class A	4	327
Argo Group International Holdings, Ltd.	3	131
Arrow Financial Corporation (a)	2	65
Arthur J Gallagher & Co.	7	1,176
Artisan Partners Asset Management Inc. - Class A	4	145
Associated Banc-Corp	14	318
Assurant, Inc.	4	731
Assured Guaranty Ltd.	6	402
Atlantic Union Bank (a)	7	244
AXIS Capital Holdings Limited	6	333
Axos Financial, Inc. (a)	7	319
B. Riley & Co., LLC (a)	2	106
Banc of California, Inc.	6	107
BancFirst Corporation (a)	3	286
Bank of America Corporation	168	6,940
Bank of Hawaii Corporation	3	260
Bank of Marin Bancorp (a)	2	60
Bank of N.T. Butterfield & Son Limited (The) (a)	6	199
Bank OZK (a)	9	404
BankFinancial Corporation (a)	2	22
BankUnited, Inc.	9	378
Banner Corporation (a)	3	165
Bar Harbor Bankshares	1	38
Berkshire Hathaway Inc. - Class B (a)	42	14,734
Berkshire Hills Bancorp, Inc.	6	187
BGC Partners, Inc. - Class A (a)	34	151
BlackRock, Inc.	3	2,525
Blucora, Inc. (a)	4	84
BOK Financial Corporation (a)	4	414
Brighthouse Financial, Inc. (a)	7	378
Brightsphere Investment Group Inc.	2	53
Brookline Bancorp, Inc. (a)	7	114
Brown & Brown Inc.	12	837
C&F Financial Corporation (a)	—	2
Cadence Bank, N.A.	15	453
Camden National Corp. (a)	2	89
Cannae Holdings, Inc. (a)	8	190
Capital City Bank Group Inc. (a)	1	26
Capital One Financial Corporation	23	2,976
Capitol Federal Financial (a)	13	146
Cathay General Bancorp (a)	7	300
Cboe Global Markets, Inc.	5	618
CBTX, Inc. (a)	1	38
Central Pacific Financial Corp.	4	103
Central Valley Community Bancorp (a)	—	5
Chubb Limited	10	2,114
Cincinnati Financial Corporation	6	836
Citigroup Inc.	63	3,376
Citizens & Northern Corp. (a)	1	18
Citizens Financial Group Inc.	17	782
Citizens Inc. - Class A (a)	4	16
City Holdings Co. (a)	1	104
CME Group Inc. - Class A (a)	7	1,550
CNA Financial Corp.	1	73
CNB Financial Corp. (a)	1	35
Codorus Valley Bancorp Inc. (a)	—	7
Cohen & Steers, Inc.	4	367
Columbia Banking System Inc. (a)	6	208
Columbia Financial, Inc. (a)	6	120
Comerica Inc.	9	853
Commerce Bancshares Inc. (a)	9	647
Community Bank System Inc.	4	256
Community Trust Bancorp Inc. (a)	2	85
ConnectOne Bancorp, Inc. (a)	6	176
Consumer Portfolio Services Inc. (a)	2	22
Cowen Inc. - Class A (a)	2	60
Crawford & Co. - Class B	1	10
Credit Acceptance Corp. (a)	2	837
Cullen/Frost Bankers Inc.	5	669
Customers Bancorp, Inc. (a)	3	172
CVB Financial Corp. (a)	11	261
Diamond Hill Investment Group, Inc. - Class A (a)	—	90
Dime Community Bancshares, Inc. (a)	4	152
Discover Financial Services	19	2,050
Donegal Group Inc. - Class A (a)	2	21
Donnelley Financial Solutions, Inc. (a)	5	179
Eagle Bancorp Inc. (a)	4	204
East West Bancorp, Inc.	11	895
eHealth, Inc. (a)	2	19
Employer Holdings Inc.	4	150
Encore Capital Group, Inc. (a)	4	256
Enova International, Inc. (a)	4	163
Enstar Group Limited (a)	1	331
Enterprise Financial Services Corp. (a)	3	139
Equitable Holdings, Inc.	35	1,088
Equity Bancshares, Inc. - Class A (a)	1	34
Erie Indemnity Company - Class A (a)	3	457
ESSA Bancorp, Inc. (a)	1	17
Essent Group Ltd.	10	425
Evercore Inc. - Class A	4	478
Everest Re Group, Ltd.	2	453
EZCORP, Inc. - Class A (a)	7	44
FactSet Research Systems Inc.	1	640
Farmers National Banc Corp. (a)	1	14
FB Financial Corporation	5	201
Federal Agricultural Mortgage Corporation - Class C	1	98
Federated Investors, Inc. - Class B	9	313
Fednat Holding Company (a)	2	2
Fidelity National Financial, Inc. - Class A	22	1,065
Fifth Third Bancorp (a)	28	1,221
Financial Institutions Inc. (a)	2	57
First American Financial Corporation	11	738
First Bancorp. (a)	4	148
First Bancorp.	22	288
First Bancshares Inc. (a)	1	26
First Busey Corporation (a)	4	99
First Business Financial Services, Inc. (a)	1	31
First Citizens BancShares, Inc. - Class A (a)	1	811
First Commonwealth Financial Corporation	8	129
First Community Bancshares, Inc. (a)	2	49
First Financial Bancorp. (a)	7	164
First Financial Bankshares, Inc. (a)	10	428
First Financial Corporation (a)	1	41
First Financial Northwest, Inc. (a)	1	17
First Foundation Inc. (a)	4	99
First Hawaiian, Inc. (a)	9	237
First Horizon National Corporation	40	937
First Interstate BancSystem, Inc. - Class A (a)	8	293

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
First Merchants Corporation (a)	5	217
First Mid Bancshares, Inc. (a)	2	63
First Republic Bank	6	900
FirstCash Holdings, Inc. (a)	4	246
Flagstar Bancorp, Inc.	6	236
Flushing Financial Corp. (a)	3	78
FNB Corp.	30	377
Franklin Resources Inc.	20	556
Fulton Financial Corp. (a)	15	252
GAMCO Investors Inc. - Class A	1	27
GBLI Holdings, LLC - Class A	1	26
Genworth Financial, Inc. - Class A (a)	49	184
German American Bancorp Inc. (a)	3	104
Glacier Bancorp, Inc. (a)	6	318
Globe Life Inc.	7	667
Goosehead Insurance, Inc. - Class A (a)	1	111
Great Southern Bancorp Inc. (a)	2	108
Green Dot Corporation - Class A (a)	3	96
Greenhill & Co. Inc.	3	39
Greenlight Capital Re, Ltd. - Class A (a)	3	23
Hallmark Financial Services, Inc. (a)	2	8
Hamilton Lane Inc. - Class A (a)	1	114
Hancock Whitney Co. (a)	6	295
Hanmi Financial Corp. (a)	3	85
Hanover Insurance Group Inc.	4	536
HarborOne Bancorp, Inc. (a)	8	108
HCI Group, Inc.	2	104
Heartland Financial USA, Inc. (a)	4	209
Hennessy Advisors Inc. (a) (b)	—	4
Heritage Commerce Corp. (a)	5	51
Heritage Financial Corporation (a)	4	105
Heritage Insurance Holdings, Inc.	3	19
Hilltop Holdings Inc.	9	261
Home BancShares, Inc.	11	259
HomeStreet, Inc. (a)	3	135
HomeTrust Bancshares Inc. (a)	1	42
Hope Bancorp, Inc. (a)	13	203
Horace Mann Educators Corp.	4	157
Horizon Bancorp Inc. (a)	5	85
Houlihan Lokey Inc. - Class A	4	363
Huntington Bancshares Incorporated (a)	57	828
Independence Holdings, LLC	14	687
Independent Bank Corp. (a)	3	55
Independent Bank Corp. (a)	5	413
Independent Bank Group, Inc. (a)	4	297
Interactive Brokers Group, Inc. - Class A (a)	2	164
Intercontinental Exchange, Inc.	10	1,282
International Bancshares Corporation (a)	6	252
Invesco Ltd.	25	578
Investors Bancorp, Inc. (a)	21	308
James River Group, Inc. (a)	2	39
Janus Henderson Group PLC	14	507
Jefferies Financial Group Inc.	18	592
JPMorgan Chase & Co.	99	13,456
K.K.R. Co., Inc. - Class A	16	921
Kearny Financial Corp (a)	11	142
Kemper Corp.	6	365
KeyCorp	37	823
Kinsale Capital Group, Inc.	1	336
Lakeland Bancorp Inc. (a)	7	122
Lakeland Financial Corp. (a)	2	128
Lazard Ltd - Class A	11	395
LendingClub Corporation (a)	15	230
LendingTree, Inc. (a)	—	53
Lincoln National Corporation	7	461
Live Oak Bancshares, Inc. (a)	4	220
Loews Corp.	10	656
LPL Financial Holdings Inc. (a)	6	1,152
M&T Bank Corporation	5	835
Macatawa Bank Corp. (a)	1	5
Maiden Holdings, Ltd. (a)	9	22
Manning & Napier, Inc. - Class A	1	10
Markel Corporation (a)	1	834
MarketAxess Holdings Inc. (a)	1	446
Marsh & McLennan Companies, Inc.	12	2,075
MBIA Inc. (a)	14	216
Mercantile Bank Corp. (a)	2	72
Merchants Bancorp, Inc. (a)	1	21
Mercury General Corp.	5	263
Meta Financial Group, Inc. (a)	3	189
MetLife, Inc.	17	1,219
MGIC Investment Corp.	26	348
Midland States Bancorp Inc. (a)	2	44
MidWestOne Financial Group Inc. (a)	1	25
Moelis & Company LLC - Class A	4	176
Moody's Corp.	5	1,617
Morgan Stanley	45	3,968
Morningstar Inc. (a)	3	762
Mr. Cooper Group Inc. (a)	7	309
MSCI Inc. - Class A	2	972
NASDAQ Inc. (a)	7	1,224
National Bank Holdings Corp. - Class A	3	123
National Bankshares Inc. (a)	—	2
National Western Life Group Inc. - Class A (a)	—	79
Navient Corporation (a)	19	325
NBT Bancorp Inc. (a)	5	163
Nelnet, Inc. - Class A	3	223
New York Community Bancorp Inc. - Series A	35	378
Nicholas Financial, Inc. (a)	1	6
Nicolet Bankshares, Inc. (a)	—	26
NMI Holdings Inc. - Class A (a)	7	147
Northern Trust Corp.	9	1,102
Northfield Bancorp Inc. (a)	5	76
Northrim BanCorp Inc. (a)	—	17
Northwest Bancshares Inc. (a)	12	164
OceanFirst Financial Corp. (a)	7	142
Ocwen Financial Corporation (a)	—	6
OFG Bancorp	6	165
Old National Bancorp (a)	25	416
Old Republic International Corp.	23	592
Old Second Bancorp Inc. (a)	1	10
Open Lending Corporation - Class A (a)	3	57
Oppenheimer Holdings Inc. - Class A	1	48
Origin Bancorp, Inc. (a)	1	35
Pacific Premier Bancorp, Inc. (a)	9	306
PacWest Bancorp (a)	7	321
Palomar Holdings, Inc. (a)	1	51
Park National Corp.	1	185
Peapack Gladstone Financial Corp. (a)	2	79
Penns Woods Bancorp Inc. (a)	—	8
Peoples Bancorp Inc. (a)	2	66
Peoples Financial Services Corp. (a)	—	11
People's United Financial Inc. (a)	33	664
Pinnacle Financial Partners, Inc. (a)	5	438
Piper Jaffray Cos.	2	236
PJT Partners Inc. - Class A	1	67
Popular Inc. (a)	7	565
Preferred Bank (a)	2	118
Premier Financial Corporation (a)	3	105
Primerica, Inc.	4	507
Principal Financial Group, Inc. (a)	10	701
ProAssurance Corporation	6	163
Progressive Corp.	13	1,516
Prosperity Bancshares Inc.	7	472
Provident Financial Holdings Inc. (a)	—	7
Provident Financial Services, Inc.	7	159
Prudential Bancorp Inc of Pennsylvania (a)	—	5
Prudential Financial Inc.	9	1,079
Pzena Investment Management, Inc. - Class A	2	15
QCR Holdings, Inc. (a)	1	55
Radian Group Inc.	15	322
Raymond James Financial Inc.	8	896
Regional Management Corp.	2	87
Regions Financial Corporation	37	817
Reinsurance Group of America, Incorporated	4	428
RenaissanceRe Holdings Ltd	3	405
Renasant Corporation (a)	5	180
Republic Bancorp Inc. - Class A (a)	2	81
Republic First Bancorp Inc. (a)	2	12
RLI Corp.	3	278

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
S&P Global Inc.	10	4,023
S&T Bancorp Inc. (a)	4	115
Safety Insurance Group, Inc. (a)	2	148
Sandy Spring Bancorp Inc. (a)	5	209
Seacoast Banking Corp. of Florida (a)	4	132
SEI Investments Co. (a)	11	636
Selective Insurance Group Inc. (a)	4	400
ServisFirst Bancshares, Inc.	4	376
Sierra BanCorp (a)	1	37
Signature Bank	2	675
Simmons First National Corp. - Class A (a)	9	231
SiriusPoint Ltd (a)	12	86
SLM Corporation	33	610
South State Corp. (a)	5	448
Southside Bancshares, Inc. (a)	4	159
State Street Corporation	13	1,160
Sterling Bancorp, Inc. (a)	3	19
Stewart Information Services Corp.	3	153
Stifel Financial Corp.	8	551
Stock Yards Bancorp Inc. (a)	2	102
StoneX Group Inc. (a)	2	137
SVB Financial Group (a)	2	1,263
Synchrony Financial	34	1,176
Synovus Financial Corp.	13	651
T. Rowe Price Group, Inc. (a)	13	1,965
Territorial Bancorp Inc. (a)	1	26
Texas Capital Bancshares, Inc. (a)	5	282
TFS Financial Corporation (a)	11	176
The Allstate Corporation	17	2,391
The Bancorp, Inc. (a)	7	186
The Bank of New York Mellon Corporation	19	948
The Blackstone Group Inc. - Class A	15	1,935
The Charles Schwab Corporation	24	2,055
The First Bancorp, Inc. (a)	1	34
The First of Long Island Corporation (a)	2	45
The Goldman Sachs Group, Inc.	11	3,635
The Hartford Financial Services Group, Inc.	15	1,047
The PNC Financial Services Group, Inc.	10	1,755
The PRA Group, Inc. (a)	4	202
The Travelers Companies, Inc.	12	2,150
Tiptree Inc. (a)	3	38
Tompkins Financial Corp.	2	123
TowneBank (a)	7	200
Tradeweb Markets Inc. - Class A (a)	4	323
Trico Bancshares (a)	4	142
Tristate Capital Holdings, Inc. (a)	4	123
Triumph Bancorp, Inc. (a)	2	206
Truist Financial Corporation	30	1,712
Trupanion Inc. (a)	1	89
Trustco Bank Corp N Y (a)	2	72
Trustmark Corp. (a)	6	170
U.S. Bancorp	46	2,436
Ubiquiti Inc. (b)	—	130
UMB Financial Corp. (a)	4	408
Umpqua Holdings Corp.	18	337
United Bankshares Inc. (a)	12	416
United Community Banks, Inc. (a)	8	275
United Fire Group Inc. (a)	3	93
United Insurance Holdings Corp. (a)	8	25
Universal Insurance Holdings, Inc.	6	81
Univest Financial Corporation (a)	3	81
Unum Group	15	486
Valley National Bancorp (a)	32	414
Veritex Holdings Inc. (a)	4	143
Virtu Financial Inc. - Class A (a)	9	317
Virtus Partners, Inc. (a)	1	193
Voya Financial, Inc.	8	560
W. R. Berkley Corporation	11	764
Walker & Dunlop, Inc.	3	428
Washington Federal Inc. (a)	7	229
Washington Trust Bancorp, Inc. (a)	2	108
Waterstone Financial, Inc. (a)	3	63
Webster Financial Corp.	16	903
Wells Fargo & Company	126	6,101
WesBanco Inc. (a)	6	197
West Bancorporation, Inc. (a)	2	49
Westamerica Bancorp (a)	3	170
Western Alliance Bancorp	7	594
Westwood Holdings Group Inc.	1	12
White Mountains Insurance Group Ltd	—	291
Willis Towers Watson Public Limited Company	4	962
Wintrust Financial Corporation	5	488
WisdomTree Investments, Inc. (a)	17	101
World Acceptance Corp. (a)	1	174
WSFS Financial Corp. (a)	6	285
Zions Bancorp	10	648
		200,613
Health Care 12.1%
10X Genomics, Inc. - Class A (a)	1	108
2Seventy Bio, Inc. (a)	1	22
Abbott Laboratories	44	5,208
AbbVie Inc.	68	11,021
ABIOMED, Inc. (a)	1	434
Acadia Healthcare Company, Inc. (a)	6	374
ACADIA Pharmaceuticals Inc. (a)	5	126
Accuray Incorporated (a)	6	19
Adaptive Biotechnologies Corporation (a)	4	49
Addus HomeCare Corporation (a)	1	104
Adverum Biotechnologies, Inc. (a) (b)	10	13
Agilent Technologies, Inc.	7	969
Agios Pharmaceuticals, Inc. (a)	2	62
Akebia Therapeutics, Inc. (a)	12	8
Alector, Inc. (a)	6	83
Align Technology, Inc. (a)	1	582
Alkermes Public Limited Company (a)	9	238
Allakos Inc. (a)	—	2
Allscripts Healthcare Solutions, Inc. (a)	13	291
Alnylam Pharmaceuticals, Inc. (a)	1	243
Amedisys, Inc. (a)	2	380
AmerisourceBergen Corporation	7	1,128
Amgen Inc. (a)	16	3,843
AMN Healthcare Services, Inc. (a)	4	387
Amphastar Pharmaceuticals, Inc. (a)	4	152
Anaptysbio, Inc. (a)	2	49
AngioDynamics, Inc. (a)	4	96
ANI Pharmaceuticals, Inc. (a)	1	22
Anika Therapeutics, Inc. (a)	1	37
Anthem, Inc.	6	2,853
Apollo Medical Holdings, Inc. (a) (b) (d)	2	96
Arcus Biosciences, Inc. (a)	6	174
Ardelyx, Inc. (a)	1	1
Atara Biotherapeutics, Inc. (a)	4	38
AtriCure, Inc. (a)	2	113
Atrion Corporation (a)	—	116
Avanos Medical, Inc. (a)	5	152
Avantor, Inc. (a)	27	926
Axonics Modulation Technologies, Inc. (a)	1	85
Baxter International Inc.	13	984
Becton, Dickinson and Company	5	1,230
Biogen Inc. (a)	5	1,114
Biohaven Pharmaceutical Holding Company Ltd. (a)	1	135
BioMarin Pharmaceutical Inc. (a)	6	434
Bio-Rad Laboratories, Inc. - Class A (a)	1	528
Bio-Techne Corporation (a)	1	512
Bluebird Bio, Inc. (a)	4	19
Blueprint Medicines Corporation (a)	2	151
Boston Scientific Corporation (a)	25	1,115
Bristol-Myers Squibb Company	78	5,664
Brookdale Senior Living Inc. (a)	23	160
Bruker Corp. (a)	12	790
Cardinal Health, Inc.	13	749
Caredx, Inc. (a)	2	60
Catalent Inc. (a)	6	636
Celldex Therapeutics, Inc. (a)	1	24
Centene Corporation (a)	15	1,245
Cerner Corp. (a)	16	1,537
Change Healthcare Inc. (a)	12	252
Charles River Laboratories International Inc. (a)	2	435
Chemed Corporation	1	725

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
ChemoCentryx, Inc. (a)	4	111
Chimerix, Inc. (a)	5	24
Cigna Holding Company	10	2,498
Community Health Systems Inc. (a)	12	140
Computer Programs & Systems Inc. (a)	1	26
Concert Pharmaceuticals Inc. (a)	—	1
Conmed Corp. (a)	2	229
Cooper Cos. Inc.	2	672
Corcept Therapeutics Inc. (a)	6	131
Corvel Corp. (a)	1	214
Covetrus, Inc. (a)	8	130
CRISPR Therapeutics AG (a) (b)	3	179
Cross Country Healthcare Inc. (a)	2	51
CryoLife Inc. (a)	3	60
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	45	4,592
Danaher Corporation	13	3,914
DaVita Inc. (a)	10	1,088
Denali Therapeutics Inc. (a)	5	173
Dentsply Sirona Inc.	7	350
DexCom Inc. (a)	1	663
Eagle Pharmaceuticals Inc. (a)	1	66
Editas Medicine, Inc. (a)	2	34
Edwards Lifesciences Corporation (a)	10	1,132
Elanco Animal Health (a)	23	612
Eli Lilly & Co.	23	6,512
Emergent BioSolutions Inc. (a)	4	167
Enanta Pharmaceuticals, Inc. (a)	2	113
Encompass Health Corporation	8	559
Endo International Public Limited Company (a)	23	54
Envista Holdings Corporation (a)	12	590
Enzo Biochem Inc. (a)	4	10
Evolent Health, Inc. - Class A (a)	6	193
Exact Sciences Corporation (a)	3	221
Exelixis, Inc. (a)	21	477
Fate Therapeutics, Inc. (a)	2	60
FibroGen, Inc. (a)	1	18
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	27
Gilead Sciences, Inc. (a)	61	3,612
Glaukos Corp. (a)	3	146
Global Blood Therapeutics, Inc. (a)	4	129
Globus Medical Inc. - Class A (a)	6	415
Guardant Health, Inc. (a)	4	248
Haemonetics Corp. (a)	3	220
Halozyme Therapeutics, Inc. (a)	8	306
Hanger, Inc. (a)	3	51
Harmony Biosciences Holdings Inc. (a)	2	84
Harvard Bioscience Inc. (a)	2	10
HCA Healthcare, Inc.	6	1,445
Health Catalyst, Inc. (a)	1	33
Healthcare Services Group Inc. (a)	5	93
HealthEquity, Inc. (a)	5	318
Healthstream, Inc. (a)	2	42
Henry Schein Inc. (a)	7	602
Heron Therapeutics, Inc. (a)	2	12
Heska Corporation (a)	—	22
Hologic Inc. (a)	15	1,124
Horizon Therapeutics Public Limited Company (a)	8	891
Humana Inc.	3	1,338
ICU Medical, Inc. (a)	1	245
IDEXX Laboratories, Inc. (a)	2	1,257
Illumina, Inc. (a)	2	798
Inari Medical, Inc. (a)	1	80
Incyte Corporation (a)	5	391
Innoviva, Inc. (a)	12	231
Inogen, Inc. (a)	1	39
Insmed Inc. (a)	3	62
Inspire Medical Systems Inc. (a)	—	107
Insulet Corporation (a)	1	304
Integer Holdings Corporation (a)	3	233
Integra LifeSciences Holdings Corp. (a)	5	330
Intellia Therapeutics, Inc. (a)	3	211
Intra-Cellular Therapies, Inc. (a)	4	247
Intuitive Surgical, Inc. (a)	6	1,758
Invacare Corp. (a)	4	5
Ionis Pharmaceuticals Inc. (a)	2	62
Iovance Biotherapeutics Inc. (a)	10	171
IQVIA Inc. (a)	5	1,132
iRhythm Technologies Inc. (a)	1	84
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	115
Jazz Pharmaceuticals Public Limited Company (a)	4	590
Johnson & Johnson	70	12,373
Karuna Therapeutics, Inc. (a)	1	111
Kodiak Sciences, Inc. (a)	3	20
Krystal Biotech, Inc. (a)	2	109
Kura Oncology, Inc. (a)	3	42
Kymera Therapeutics, Inc. (a)	2	83
Laboratory Corporation of America Holdings (a)	5	1,442
Lantheus Holdings Inc. (a)	5	274
LeMaitre Vascular Inc. (a)	2	74
Lensar, Inc. (a)	—	3
LHC Group, Inc. (a)	2	342
Ligand Pharmaceuticals Incorporated (a)	1	141
LivaNova PLC (a)	4	289
Lumos Pharma, Inc. (a)	—	2
MacroGenics Inc. (a)	3	28
Madrigal Pharmaceuticals Inc. (a)	—	48
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	173
Masimo Corp. (a)	3	457
McKesson Corporation	5	1,401
Mednax, Inc. (a)	7	160
Medpace Holdings, Inc. (a)	2	397
Medtronic Public Limited Company	22	2,428
Merck & Co., Inc.	64	5,286
Meridian Bioscience Inc. (a)	4	112
Merit Medical Systems Inc. (a)	4	236
Mettler-Toledo International Inc. (a)	1	1,240
Mirati Therapeutics, Inc. (a)	2	126
Moderna, Inc. (a)	10	1,666
ModivCare Inc. (a)	2	181
Molina Healthcare, Inc. (a)	3	882
Morphic Holding, Inc. (a)	1	50
Myriad Genetics, Inc. (a)	6	143
Natera, Inc. (a)	2	80
National Healthcare Corp.	2	138
National Research Corp. (a)	1	28
Natus Medical Inc. (a)	3	77
Nektar Therapeutics (a)	6	32
Neogen Corp. (a)	7	206
Neogenomics Laboratories, Inc. (a)	3	38
Neurocrine Biosciences, Inc. (a)	4	352
Nevro Corp. (a)	1	49
Nextgen Healthcare Inc. (a)	7	154
Novavax, Inc. (a)	2	123
Novocure Limited (a)	1	106
NuVasive Inc. (a)	4	215
Omnicell, Inc. (a)	2	315
OPKO Health, Inc. (a)	34	118
Option Care Health, Inc. (a)	6	181
Orasure Technologies, Inc. (a)	4	28
Organon & Co.	16	568
Orthofix Medical Inc. (a)	3	105
Otonomy, Inc. (a)	2	5
Owens & Minor Inc.	7	301
Pacira Biosciences, Inc. (a)	1	76
Patterson Cos. Inc. (a)	8	269
PDL BioPharma, Inc. (a) (e)	6	20
Penumbra, Inc. (a)	1	192
PerkinElmer Inc.	6	1,072
Perrigo Company Public Limited Company	9	339
PetIQ, Inc. - Class A (a)	2	38
Pfizer Inc.	131	6,787
Phibro Animal Health Corporation - Class A (a)	2	32
Premier Healthcare Solutions, Inc. - Class A	9	329
Prestige Consumer Healthcare Inc. (a)	5	277
Progyny, Inc. (a)	2	101
Prothena Corporation Public Limited Company (a)	4	155
Psychemedics Corp. (a)	1	4
Quest Diagnostics Incorporated	9	1,196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Quidel Corporation (a)	3	326
R1 RCM Inc. (a)	11	291
RadNet Inc. (a)	4	84
Regeneron Pharmaceuticals, Inc. (a)	3	2,435
Regenxbio Inc. (a)	3	114
Repligen Corporation (a)	2	469
ResMed Inc.	4	1,009
Rhythm Pharmaceuticals, Inc. (a)	1	6
Rocket Pharmaceuticals, Ltd. (a)	3	54
Sage Therapeutics Inc. (a)	1	43
Sangamo Therapeutics Inc. (a)	13	74
Sarepta Therapeutics, Inc. (a)	2	179
Schrodinger, Inc. (a)	1	32
Seagen Inc. (a)	2	359
SeaSpine Holdings Corporation (a)	1	7
Select Medical Holdings Corporation	13	312
Shockwave Medical, Inc. (a)	1	117
Sotera Health LLC (a)	13	274
Spectrum Pharmaceuticals, Inc. (a)	3	4
Springworks Therapeutics, Inc. (a)	1	59
Staar Surgical Co. (a)	1	82
Steris Limited	3	804
Stryker Corporation	6	1,674
Supernus Pharmaceuticals Inc. (a)	5	148
Surgalign Holdings, Inc. (a)	4	1
SurModics Inc. (a)	1	65
Symbion, Inc. (a)	3	185
Syneos Health, Inc. - Class A (a)	7	585
Tandem Diabetes Care Inc. (a)	2	188
Taro Pharmaceutical Industries Ltd (a)	3	129
Teladoc Health, Inc. (a) (b)	4	271
Teleflex Incorporated	2	579
Tenet Healthcare Corporation (a)	8	649
The Ensign Group, Inc. (a)	5	423
The Pennant Group, Inc. (a)	3	50
Thermo Fisher Scientific Inc.	10	5,933
Travere Therapeutics, Inc. (a)	4	107
Twist Bioscience Corporation (a)	1	27
U. S. Physical Therapy, Inc.	1	112
Ultragenyx Pharmaceutical Inc. (a)	3	184
United Therapeutics Corporation (a)	3	497
UnitedHealth Group Incorporated	24	12,313
Universal Health Services Inc. - Class B	5	703
Utah Medical Products Inc. (a)	—	18
Vanda Pharmaceuticals Inc. (a)	5	54
Varex Imaging Corporation (a)	6	127
Veeva Systems Inc. - Class A (a)	2	434
Vertex Pharmaceuticals Incorporated (a)	6	1,672
Viatris, Inc.	56	606
VIR Biotechnology, Inc. (a)	5	136
Waters Corp. (a)	2	733
West Pharmaceutical Services Inc.	2	863
Xencor, Inc. (a)	4	115
Zimmer Biomet Holdings, Inc.	6	771
ZimVie Inc. (a)	1	14
Zoetis Inc. - Class A	13	2,515
		179,230
Industrials 11.9%
3M Company	22	3,324
AAON, Inc. (a)	3	167
AAR Corp. (a)	4	212
ABM Industries Incorporated	5	215
Acacia Research Corporation (a)	2	8
ACCO Brands Corporation	11	92
Acuity Brands, Inc.	2	462
ADT, Inc.	44	336
Advanced Drainage Systems, Inc.	5	647
AECOM	9	705
Aerojet Rocketdyne Holdings, Inc. (a)	6	229
AeroVironment, Inc. (a)	1	130
AGCO Corporation	6	896
Air Lease Corporation - Class A	11	511
Air Transport Services Group, Inc. (a)	7	234
Alamo Group Inc.	1	117
Alaska Air Group, Inc. (a)	9	505
Albany International Corp. - Class A	2	172
Allegiant Travel Company (a)	1	92
Allegion Public Limited Company	6	660
Allied Motion Technologies Inc. (a)	2	56
Allison Systems, Inc.	10	394
Altra Industrial Motion Corp. (a)	5	182
AMERCO (a)	1	718
Ameresco, Inc. - Class A (a)	1	91
American Airlines Group Inc. (a)	29	524
American Woodmark Corporation (a)	1	59
AMETEK, Inc.	9	1,178
AO Smith Corp.	10	636
APi Group Corporation (a)	14	295
Apogee Enterprises, Inc. (a)	4	166
Applied Industrial Technologies, Inc.	3	297
Arcbest Corporation (a)	3	223
Arcosa, Inc.	4	219
Argan, Inc.	2	67
Armstrong Flooring, Inc. (a)	3	4
Armstrong World Industries, Inc.	3	292
ASGN Incorporated (a)	4	462
Astec Industries, Inc. (a)	2	72
Astronics Corporation (a)	2	29
Astronics Corporation - Class B (a)	1	19
Atkore International Group Inc. (a)	4	431
Atlas Air Worldwide Holdings, Inc. (a)	3	244
Avis Budget Group, Inc. (a)	5	1,261
Axone Intelligence Inc. (a)	3	467
Azek Company Inc - Class A (a)	9	215
AZZ Inc.	3	125
Barnes Group Inc.	5	184
Barrett Business Services, Inc. (a)	1	90
Beacon Roofing Supply, Inc. (a)	7	429
BlueLinx Holdings Inc. (a)	1	83
Boise Cascade Company	5	315
Brady Corp. - Class A	4	191
Brink's Co.	3	190
Builders FirstSource, Inc. (a)	14	936
BWXT Government Group, Inc.	7	370
C.H. Robinson Worldwide, Inc. (a)	10	1,119
Carlisle Cos. Inc.	4	917
Carrier Global Corporation	34	1,551
Casella Waste Systems Inc. - Class A (a)	3	254
Caterpillar Inc.	17	3,737
CBIZ Inc. (a)	5	202
Ceco Environmental Corp. (a)	3	17
Chart Industries, Inc. (a)	2	420
Cimpress Public Limited Company (a)	2	113
Cintas Corp. (a)	3	1,372
CIRCOR International, Inc. (a)	2	43
Civeo Corporation (a)	1	16
Clarivate PLC (a)	10	162
Clean Harbors Inc. (a)	5	577
Colfax Corp. (a)	10	398
Columbus Mckinnon Corp. (a)	2	102
Comfort Systems USA Inc.	3	236
Commercial Vehicle Group Inc. (a)	5	38
Construction Partners, Inc. - Class A (a)	3	90
Copart Inc. (a)	10	1,230
Cornerstone Building Brands, Inc. (a)	14	336
Costamare Inc.	8	136
CoStar Group, Inc. (a)	8	536
Covenant Transportation Group, Inc. - Class A (a)	2	48
CRA International, Inc. (a)	1	90
Crane Co.	5	499
CSW Industrials Inc. (a)	2	180
CSX Corp. (a)	69	2,568
Cummins Inc.	8	1,731
Curtiss-Wright Corp.	3	450
Deere & Company	8	3,180
Delta Air Lines, Inc. (a)	37	1,463
Deluxe Corp.	5	141
Donaldson Co. Inc.	9	447
Douglas Dynamics, Inc.	3	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Dover Corporation	6	918
Ducommun Inc. (a)	1	68
Dun & Bradstreet Holdings, Inc. (a)	9	160
DXP Enterprises Inc. (a)	2	49
Dycom Industries, Inc. (a)	3	283
Eagle Bulk Shipping Inc. (a) (b)	—	23
Eaton Corporation Public Limited Company	10	1,447
Elance, Inc. (a)	2	55
EMCOR Group, Inc.	4	486
Emerson Electric Co.	16	1,526
Encore Wire Corp. (a)	2	244
Enerpac Tool Group Corp. - Class A	5	106
EnerSys	3	242
Eneti Inc.	1	6
Ennis Inc.	3	60
EnPro Industries, Inc.	2	209
Equifax Inc.	5	1,200
ESCO Technologies Inc.	2	136
Evoqua Water Technologies Corp. (a)	6	266
Expeditors International of Washington Inc. (a)	10	1,075
Exponent, Inc. (a)	3	339
Fastenal Co. (a)	33	1,975
Federal Signal Corporation	4	125
FedEx Corporation	8	1,958
Flowserve Corporation	9	320
Fluor Corp. (a)	8	222
Forrester Research Inc. (a)	2	95
Fortive Corporation	12	742
Fortune Brands Home & Security, Inc.	11	848
Forward Air Corp. (a)	2	234
Franklin Covey Co. (a)	1	49
Franklin Electric Co. Inc. (a)	4	296
FTI Consulting Inc. (a)	3	408
FuelCell Energy, Inc. (a)	13	73
Gates Industrial Corporation PLC (a)	5	79
GATX Corporation	3	349
Genco Shipping & Trading Limited	1	18
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	2	522
General Dynamics Corporation	6	1,371
General Electric Company	18	1,634
Gibraltar Industries Inc. (a)	4	160
Global Industrial Company	3	103
GMS Inc. (a)	4	213
Gorman-Rupp Co.	2	87
Graco Inc.	11	767
GrafTech International Ltd.	12	118
Graham Corp.	—	3
Granite Construction Incorporated	5	171
Great Lakes Dredge & Dock Corp. (a)	7	103
Greenbrier Cos. Inc.	3	149
Griffon Corporation	5	95
GXO Logistics Inc. (a)	8	602
H&E Equipment Services, Inc. (a)	3	152
Harsco Corporation (a)	8	95
Hawaiian Holdings, Inc. (a)	5	103
Heartland Express Inc. (a)	9	132
HEICO Corp.	2	337
HEICO Corp. - Class A	3	357
Heidrick & Struggles International Inc. (a)	2	86
Helios Technologies, Inc.	2	174
Herc Holdings Inc.	4	608
Heritage-Crystal Clean, LLC (a)	1	30
Herman Miller Inc. (a)	8	280
Hexcel Corp. (a)	6	334
Hill International Inc. (a)	4	6
Hillenbrand Inc.	5	241
HNI Corp.	4	145
Honeywell International Inc. (a)	17	3,282
Howmet Aerospace Inc.	17	602
HUB Group Inc. - Class A (a)	3	238
Hubbell Inc.	4	725
Hudson Global, Inc. (a)	—	2
Huntington Ingalls Industries Inc.	4	730
Hurco Cos. Inc. (a)	—	10
Huron Consulting Group Inc. (a)	2	103
Hyster-Yale Materials Handling Inc. - Class A	1	37
IAA Spinco Inc. (a)	8	317
ICF International, Inc. (a)	2	193
IDEX Corporation	2	462
IES Holdings, Inc. (a)	2	83
Illinois Tool Works Inc.	9	1,897
Ingersoll Rand Inc.	15	772
Insperity, Inc.	2	220
Insteel Industries, Inc.	2	77
Interface Inc. - Class A (a)	8	113
ITT Industries Holdings, Inc.	6	417
Jacobs Engineering Group Inc.	4	598
JB Hunt Transport Services Inc. (a)	6	1,184
JELD-WEN Holding, Inc. (a)	9	173
JetBlue Airways Corporation (a)	28	412
John Bean Technologies Corp.	2	278
Johnson Controls International Public Limited Company	13	848
Kadant Inc.	1	204
Kaman Corp.	3	123
KAR Auction Services, Inc. (a)	12	214
Kelly Services Inc. - Class A (a)	4	77
Kennametal Inc.	8	230
Kforce Inc. (a)	3	198
Kimball International Inc. - Class B (a)	4	37
Kirby Corp. (a)	5	332
Knight-Swift Transportation Holdings Inc. - Class A	13	677
Korn Ferry	5	338
Kratos Defense & Security Solutions, Inc. (a)	8	154
L3Harris Technologies, Inc.	4	1,056
Landstar System Inc. (a)	3	504
Lawson Products Inc. (a)	—	17
LB Foster Co. (a)	1	15
Lennox International Inc.	2	597
Lincoln Electric Holdings Inc. (a)	4	599
Lindsay Corp.	1	123
Lockheed Martin Corporation	9	4,068
LSI Industries Inc. (a)	1	7
Macquarie Infrastructure Corporation	5	18
Manitowoc Co. Inc. (a)	4	54
ManpowerGroup Inc.	4	344
Marten Transport Ltd. (a)	11	191
Masco Corporation	8	390
Masonite International Corporation (a)	2	214
MasTec Inc. (a)	7	642
Matson Intermodal - Paragon, Inc.	5	591
Matthews International Corp. - Class A (a)	3	110
Maxar Technologies Inc.	5	201
McGrath RentCorp (a)	2	180
Mercury Systems Inc. (a)	3	196
Meritor, Inc. (a)	9	303
Middleby Corp. (a)	4	633
Miller Industries Inc.	1	36
Mistras Group, Inc. (a)	3	17
Moog Inc. - Class A	3	239
MRC Global Inc. (a)	10	114
MSA Safety Inc.	2	263
MSC Industrial Direct Co. - Class A	4	343
Mueller Industries Inc.	5	292
Mueller Water Products Inc. - Class A	10	133
MYR Group Inc. (a)	2	149
National Presto Industries Inc.	1	48
Nielsen Holdings plc	37	1,008
NL Industries Inc.	1	6
NN Inc. (a)	3	8
Nordson Corp. (a)	2	448
Norfolk Southern Corporation	7	1,951
Northrop Grumman Systems Corp.	4	1,736
Northwest Pipe Co. (a)	1	25
Now, Inc. (a)	13	146
NV5 Global, Inc. (a)	1	183
Nvent Electric Public Limited Company	13	443
Old Dominion Freight Line Inc. (a)	6	1,917
Orion Group Holdings, Inc. (a)	2	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Oshkosh Corp.	5	459
Otis Worldwide Corporation	13	986
Owens Corning Inc.	11	999
PACCAR Inc.	13	1,129
PAM Transportation Services Inc. (a)	1	41
Parker-Hannifin Corporation	6	1,582
Park-Ohio Holdings Corp. (a)	1	18
Parsons Corporation (a)	6	225
Patrick Industries, Inc. (a)	3	156
Pentair Public Limited Company	13	682
PGT Innovations, Inc. (a)	6	103
Pitney Bowes Inc.	16	81
Plug Power Inc. (a)	9	268
Powell Industries Inc. (a)	1	21
Preformed Line Products Co. (a)	—	12
Primoris Services Corporation (a)	6	135
Proto Labs Inc. (a)	2	93
Quad/Graphics Inc. - Class A (a)	4	31
Quanex Building Products Corp.	4	76
Quanta Services, Inc.	6	839
Radiant Logistics, Inc. (a)	3	21
Raytheon BBN Technologies Corp.	35	3,506
RBC Bearings Incorporated (a)	1	278
Regal-Beloit Corp.	5	756
Republic Services Inc.	18	2,375
Resideo Technologies, Inc. (a)	13	312
Resources Connection, Inc. (a)	4	75
REV Group Inc.	7	87
Robert Half International Inc.	9	1,072
Rockwell Automation Inc.	4	1,189
Rollins Inc.	14	476
Roper Technologies, Inc.	2	856
Rush Enterprises Inc. - Class A (a)	3	172
Ryder System, Inc.	6	484
Saia, Inc. (a)	2	445
Schneider National, Inc. - Class B	3	87
Sensata Technologies Holding PLC (a)	12	608
Shyft Group, Inc. (a)	3	102
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	334
SiteOne Landscape Supply, Inc. (a)	2	402
SkyWest Inc. (a)	5	143
Snap-On Inc.	4	851
Southwest Airlines Co. (a)	20	903
SP Plus Corporation (a)	2	65
Spirit Aerosystems Holdings Inc. - Class A	2	119
Spirit Airlines, Inc. (a)	9	199
SPX Corp. (a)	4	210
SPX Flow, Inc.	4	344
Standex International Corp.	1	102
Stanley Black & Decker, Inc.	6	883
Steelcase Inc. - Class A	9	110
Stericycle Inc. (a)	6	366
Sterling Construction Co. Inc. (a)	3	73
SunRun Inc. (a)	15	455
Team, Inc. (a)	3	6
Teledyne Technologies Inc. (a)	1	673
Tennant Co.	2	130
Terex Corp.	5	187
Tetra Tech, Inc. (a)	3	568
Textainer Group Holdings Limited	5	195
Textron Inc.	10	711
The Boeing Company (a)	13	2,428
Thermon Group Holdings, Inc. (a)	3	43
Timken Co.	8	470
Titan International, Inc. (a)	6	90
Titan Machinery Inc. (a)	1	36
Toro Co.	8	717
TPI Composites, Inc. (a)	2	27
Trane Technologies Public Limited Company	9	1,408
TransDigm Group Inc. (a)	2	1,022
TransUnion	8	788
Trex Company, Inc. (a)	8	498
TriMas Corp. (a)	5	147
TriNet Group Inc. (a)	6	552
Trinity Industries Inc.	9	293
Triton Container International Limited	7	505
TrueBlue, Inc. (a)	6	168
Tutor Perini Corp. (a)	8	83
Twin Disc Inc. (a)	1	20
Uber Technologies, Inc. (a)	22	771
UFP Industries, Inc. (a)	5	376
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	182
Union Pacific Corporation	24	6,681
United Airlines Holdings, Inc. (a)	10	484
United Parcel Service Inc. - Class B	26	5,672
United Rentals Inc. (a)	5	1,868
Univar Solutions Inc. (a)	14	443
Universal Logistics Holdings, Inc. (a)	2	46
US Ecology Parent, Inc. (a)	3	134
USA Truck Inc. (a)	1	23
Valmont Industries Inc.	2	398
Vectrus, Inc. (a)	1	45
Verisk Analytics, Inc. (a)	7	1,449
Veritiv Corp. (a)	2	223
Viad Corp (a)	2	77
Vicor Corp. (a)	1	99
Vidler Water Resources, Inc. (a)	3	52
VSE Corp. (a)	1	55
W. W. Grainger, Inc.	2	1,245
Wabash National Corp.	7	110
Wabtec Corp.	7	698
Waste Management, Inc.	19	3,076
Watsco Inc.	2	682
Watts Water Technologies Inc. - Class A	2	301
Welbilt Inc. (a)	9	216
Werner Enterprises Inc. (a)	7	294
WESCO International, Inc. (a)	4	516
Willdan Group, Inc. (a)	1	30
WillScot Mobile Mini Holdings Corp. - Class A (a)	21	839
Woodward Governor Co. (a)	4	550
XPO Logistics, Inc. (a)	8	614
Xylem Inc.	6	520
Yellow Corp. (a)	4	26
Zurn Water Solutions Corporation	8	296
		175,770
Consumer Discretionary 11.3%
1-800-Flowers.Com, Inc. - Class A (a)	4	45
Abercrombie & Fitch Co. - Class A (a)	6	204
Acushnet Holdings Corp.	4	149
Adient Public Limited Company (a)	6	229
Adtalem Global Education Inc. (a)	4	127
Advance Auto Parts, Inc.	4	776
Amazon.com, Inc. (a)	11	37,121
American Axle & Manufacturing Holdings, Inc. (a)	12	97
American Eagle Outfitters, Inc.	17	293
American Outdoor Brands, Inc. (a)	2	21
American Public Education, Inc. (a)	2	40
America's Car Mart, Inc. (a)	1	78
Aptiv PLC (a)	6	776
Aramark	15	580
Asbury Automotive Group, Inc. (a)	2	285
Autoliv, Inc.	9	674
AutoNation, Inc. (a)	7	700
AutoZone, Inc. (a)	1	1,225
Barnes & Noble Education, Inc. (a)	6	23
Bassett Furniture Industries, Incorporated (a)	—	8
Bath & Body Works, Inc.	8	390
BBQ Holdings, Inc. (a)	1	9
Beazer Homes USA, Inc. (a)	7	103
Bed Bath & Beyond Inc. (a)	11	245
Best Buy Co., Inc.	15	1,332
Big 5 Sporting Goods Corporation (a) (b)	2	41
Big Lots, Inc. (b)	4	144
BJ's Restaurants, Inc. (a)	2	54
Bloomin' Brands, Inc. (a)	5	109
Bluegreen Vacations Holding Corporation - Class A (a)	1	18
Boot Barn Holdings, Inc. (a)	3	318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
BorgWarner Inc.	20	762
Boyd Gaming Corporation (a)	4	279
Bright Horizons Family Solutions Inc. (a)	3	347
Brinker International Inc. (a)	3	103
Brunswick Corp.	7	571
Buckle Inc.	6	186
Build-A-Bear Workshop Inc. (a)	2	38
Burlington Stores Inc. (a)	2	348
Caesars Entertainment, Inc. (a)	7	544
Caleres Inc.	5	93
Camping World Holdings, Inc. - Class A	4	103
Capri Holdings Limited (a)	11	552
CarMax Inc. (a)	9	916
Carnival Plc (a)	35	712
Carriage Services Inc.	2	111
Carrols Restaurant Group, Inc. (a)	5	11
Carter's Inc.	4	365
Carvana Co. - Class A (a)	1	102
Cato Corp. - Class A	2	34
Cavco Industries Inc. (a)	1	160
Century Communities Inc.	3	182
Cheesecake Factory Inc. (a)	2	84
Chegg, Inc. (a)	4	160
Chewy, Inc. - Class A (a) (b)	3	103
Chico's FAS Inc. (a)	23	109
Childrens Place Retail Stores Inc. (a)	2	108
Chipotle Mexican Grill Inc. (a)	1	1,125
Choice Hotels International Inc.	3	404
Churchill Downs Inc. (a)	2	424
Chuy's Holdings Inc. (a)	2	50
Citi Trends, Inc. (a)	2	57
Columbia Sportswear Co. (a)	5	488
Conn's Inc. (a)	4	67
Container Store Group Inc. (a)	3	24
Cooper-Standard Holdings Inc. (a)	3	27
Copa Holdings, S.A. - Class A (a)	3	212
Cracker Barrel Old Country Store, Inc. (a)	2	221
Crocs Inc. (a)	3	209
Culp Inc.	2	12
D.R. Horton, Inc.	23	1,731
Dana Holding Corp.	17	303
Darden Restaurants Inc.	7	981
Dave & Buster's Entertainment Inc. (a)	4	204
Deckers Outdoor Corp. (a)	2	557
Denny's Corporation (a)	4	57
Designer Brands Inc. - Class A (a)	8	113
Dick's Sporting Goods Inc. (b)	6	630
Dillard's Inc. - Class A	2	546
Dollar Tree Inc. (a)	13	2,080
Domino's Pizza, Inc.	1	480
Dorman Products Inc. (a)	2	217
eBay Inc. (a)	25	1,441
El Pollo Loco Holdings Inc. (a)	2	20
Escalade Inc. (a)	1	12
Ethan Allen Interiors Inc.	3	89
ETSY, Inc. (a)	4	536
Fiesta Restaurant Group, Inc. (a)	3	21
Five Below, Inc. (a)	5	715
Flexsteel Industries Inc. (a)	1	14
Floor & Decor Holdings Inc. - Class A (a)	6	474
Foot Locker, Inc.	11	326
Ford Motor Company	128	2,163
Fossil Group, Inc. (a)	5	50
Fox Factory Holding Corp. (a)	3	304
Frontdoor, Inc. (a)	6	168
Funko Inc. - Class A (a)	3	54
Gap Inc.	32	458
Garmin Ltd.	8	918
General Motors Company (a)	72	3,137
Genesco Inc. (a)	2	144
Gentex Corp. (a)	21	616
Gentherm Incorporated (a)	3	184
Genuine Parts Co.	6	778
G-III Apparel Group, Ltd. (a)	8	204
Gopro Inc. - Class A (a)	8	67
Graham Holdings Co. - Class B	—	249
Grand Canyon Education, Inc. (a)	3	287
Green Brick Partners Inc. (a)	3	52
Group 1 Automotive Inc.	2	313
Guess Inc.	8	170
H & R Block, Inc.	11	299
Hamilton Beach Brands Holding Company - Class A	1	12
Hanesbrands Inc.	31	455
Harley-Davidson, Inc.	13	522
Hasbro, Inc. (a)	7	547
Haverty Furniture Cos. Inc.	2	43
Helen of Troy Ltd (a)	2	364
Hibbett Sports Inc. (a)	2	83
Hilton Grand Vacations Inc. (a)	4	232
Hilton Worldwide Holdings Inc. (a)	8	1,282
Hooker Furniture Corp. (a)	1	26
Horizon Global Corporation (a)	2	10
Houghton Mifflin Harcourt Company (a)	14	300
Hyatt Hotels Corp. - Class A (a)	4	363
Installed Building Products, Inc.	2	180
iRobot Corp. (a)	2	137
Jack in the Box Inc. (a)	1	127
Johnson Outdoors Inc. - Class A (a)	1	75
KB Home	7	232
Kohl's Corporation	14	835
Kontoor Brands, Inc.	3	142
Lakeland Industries Inc. (a)	—	2
Lands' End, Inc. (a)	2	25
Las Vegas Sands Corp. (a)	8	303
Laureate Education Inc. - Class A (a)	15	182
La-Z-Boy Inc.	3	69
LCI Industries	2	243
Lear Corporation	5	682
Leggett & Platt Inc.	12	418
Lennar Corporation - Class A	11	916
Lennar Corporation - Class B	1	72
Levi Strauss & Co. - Class A	9	183
LGI Homes, Inc. (a)	2	212
Lifetime Brands, Inc. (a)	1	14
Liquidity Services, Inc. (a)	4	69
Lithia Motors Inc. - Class A	2	677
LKQ Corporation	11	515
Lowe`s Companies, Inc.	15	2,970
Lululemon Athletica Inc. (a)	4	1,389
Lumber Liquidators, Inc. (a)	1	14
M/I Homes, Inc. (a)	2	97
Macy's, Inc.	35	841
Malibu Boats, Inc. - Class A (a)	2	94
Marine Products Corp.	2	20
MarineMax Inc. (a)	3	113
Marriott International, Inc. - Class A (a)	8	1,419
Marriott Vacations Worldwide Corporation	3	489
Mattel, Inc. (a)	22	498
McDonald's Corporation	16	4,049
MDC Holdings Inc.	5	190
Medifast, Inc.	1	86
Meritage Homes Corporation (a)	4	315
MGM Resorts International	18	745
Modine Manufacturing Co. (a)	4	40
Mohawk Industries Inc. (a)	3	331
Monarch Casino & Resort Inc. (a)	1	61
Monro Inc. (a)	3	124
Motorcar Parts of America Inc. (a)	2	35
Movado Group Inc.	1	43
Murphy USA Inc.	4	734
Nathan's Famous Inc. (a)	1	33
National Vision Holdings, Inc. (a)	3	126
Nautilus, Inc. (a)	3	14
Newell Brands Inc.	33	696
NIKE, Inc. - Class B	33	4,497
Nordstrom Inc.	7	187
Norwegian Cruise Line Holdings Ltd. (a) (b)	21	457
NVR, Inc. (a)	—	992
Obh Inc. - Class A (a)	—	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Obh Inc. - Class B (a)	—	16
Office Depot, Inc. (a)	6	256
Ollie's Bargain Outlet Holdings Inc. (a)	5	216
O'Reilly Automotive, Inc. (a)	1	987
Oxford Industries Inc.	1	130
Papa John's International Inc. (a)	2	223
Peloton Interactive, Inc. - Class A (a)	5	138
Penn National Gaming Inc. (a)	6	274
Penske Automotive Group, Inc.	8	711
Perdoceo Education Corporation (a)	9	105
PetMed Express Inc. (a) (b)	2	59
Planet Fitness, Inc. - Class A (a)	5	424
Playa Hotels & Resorts N.V. (a)	4	36
Polaris Industries Inc.	5	572
Pool Corporation (a)	2	670
Potbelly Corporation (a)	2	14
PROG Holdings, Inc. (a)	6	165
Pulte Homes Inc.	25	1,045
PVH Corp.	5	367
Quantumscape Battery, Inc. - Class A (a) (b)	3	60
Quotient Technology Inc. (a)	7	47
Qurate Retail, Inc. - Series A (a)	37	174
Ralph Lauren Corp. - Class A	4	431
Red Robin Gourmet Burgers, Inc. (a)	1	25
Red Rock Resorts, Inc. - Class A (a)	4	207
Regis Corp. (a) (b)	4	9
Rent-A-Center, Inc. (a)	6	140
Revolve Group - Class A (a)	1	62
RH (a)	1	395
Rocky Brands Inc. (a)	1	25
Ross Stores Inc. (a)	23	2,121
Royal Caribbean Cruises Ltd.	8	679
Ruth's Hospitality Group Inc. (a)	5	109
Sally Beauty Holdings, Inc. (a)	6	90
Scientific Games Corporation (a)	6	356
Seaworld Entertainment, Inc. (a)	5	374
Service Corp. International	15	989
Shake Shack Inc. - Class A (a)	3	170
Shoe Carnival Inc. (a)	3	101
Shutterstock Inc.	2	226
Signet Jewelers Limited	7	478
Six Flags Operations Inc.	5	237
Skechers U.S.A. Inc. - Class A (a)	9	385
Skyline Corp. (a)	3	174
Sleep Number Corporation (a)	1	72
Smith & Wesson Brands, Inc. (a)	6	97
Sonic Automotive, Inc. - Class A	3	131
Sonos, Inc. (a)	6	159
Sportsman's Warehouse Holdings, Inc. (a)	3	34
Standard Motor Products Inc.	2	103
Starbucks Corporation (a)	25	2,317
Steven Madden Ltd. (a)	6	245
Stitch Fix, Inc. - Class A (a)	1	9
Stoneridge, Inc. (a)	3	64
Strategic Education, Inc. (a)	1	91
Strattec Security Corp. (a)	—	8
Stride, Inc. (a)	5	166
Superior Industries International Inc. (a)	2	9
Superior Uniform Group Inc. (a)	1	18
Tapestry Inc.	24	874
Taylor Morrison Home II Corporation - Class A (a)	11	313
Tempur Sealy International, Inc.	9	259
Tenneco Inc. - Class A (a)	8	142
Terminix Global Holdings, Inc. (a)	9	423
Tesla Inc. (a)	11	11,506
Texas Roadhouse Inc. - Class A (a)	5	401
The Aaron's Company, Inc.	3	58
The Goodyear Tire & Rubber Company (a)	25	354
The Home Depot, Inc.	28	8,359
The Wendy's Company	18	403
Thor Industries Inc.	5	406
Tilly's Inc. - Class A (a)	1	10
TJX Cos. Inc.	44	2,681
Toll Brothers Inc.	8	372
TopBuild Corp. (a)	3	541
Tractor Supply Co. (a)	5	1,194
Travel + Leisure Co.	7	379
TRI Pointe Homes, Inc. (a)	8	154
Tupperware Brands Corp. (a)	4	75
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,437
Under Armour Inc. - Class A (a)	11	190
Under Armour Inc. - Class C (a)	14	216
Unifi Inc. (a)	2	38
Universal Electronics Inc. (a)	1	26
Universal Technical Institute Inc. (a)	2	15
Urban Outfitters Inc. (a)	7	181
Vail Resorts, Inc.	3	661
Veoneer, Inc. (a)	6	234
Vera Bradley, Inc. (a)	3	24
VF Corp.	12	662
Victoria's Secret & Co. (a)	5	252
Vista Outdoor Inc. (a)	5	167
Visteon Corporation (a)	2	222
VOXX International Corporation - Class A (a)	2	19
Wayfair Inc. - Class A (a) (b)	2	242
Weyco Group Inc. (a)	1	23
Whirlpool Corporation	6	1,112
Williams-Sonoma Inc.	6	905
Wingstop Inc. (a)	1	176
Winmark Corp. (a)	—	55
Winnebago Industries Inc.	2	118
Wolverine World Wide, Inc.	3	65
WW International, Inc. (a)	3	28
Wyndham Hotels & Resorts, Inc.	6	491
Wynn Resorts, Limited (a)	3	249
YETI Holdings, Inc. (a)	4	218
Yum! Brands, Inc.	8	946
Zovio Inc. (a)	4	4
Zumiez Inc. (a)	2	85
		166,995
Communication Services 7.7%
Activision Blizzard, Inc. (a)	19	1,493
Alphabet Inc. - Class A (a)	7	20,482
Alphabet Inc. - Class C (a)	7	19,051
Altice USA, Inc. - Class A (a)	13	167
AMC Networks, Inc. - Class A (a)	4	176
ANGI Homeservices Inc. - Class A (a)	7	42
Anterix Inc. (a)	1	87
AT&T Inc.	232	5,477
ATN International Limited (a)	3	103
Aucnet Inc. - Class A (a)	15	44
Bandwidth Inc. - Class A (a)	1	25
Booking Holdings Inc. (a)	1	1,369
Cable One, Inc.	—	570
Cargurus Inc. - Class A (a)	3	130
Cars.com Inc. (a)	9	131
Charter Communications, Inc. - Class A (a)	4	2,394
Cinemark Holdings, Inc. (a)	3	48
Cogent Communications Group, Inc. (a)	3	223
Comcast Corporation - Class A (a)	150	7,018
comScore, Inc. (a)	7	20
Consolidated Communications Holdings Inc. (a)	13	77
DallasNews Corporation - Series A (a)	1	5
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Series A (a)	7	180
Discovery, Inc. - Series C (a)	15	362
Dish Network Corporation - Class A (a)	14	446
Electronic Arts Inc.	7	914
Entravision Communications Corporation - Class A	6	35
EW Scripps Co. - Class A (a)	8	162
Expedia Group, Inc. (a)	3	577
Facebook, Inc. - Class A (a)	63	14,114
Fox Corporation - Class A (a)	15	576
Fox Corporation - Class B (a)	11	405
Gannett Media Corp. (a)	17	76
Gray Television, Inc.	11	252
IDT Corp. - Class B (a)	3	95
iHeartMedia, Inc. - Class A (a)	8	159
IMAX Corporation (a)	6	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Interpublic Group of Cos. Inc.	30	1,049
Iridium Communications Inc. (a)	11	431
John Wiley & Sons Inc. - Class A	4	188
John Wiley & Sons Inc. - Class B	—	5
Liberty Braves Group - Series A (a)	—	10
Liberty Braves Group - Series C (a)	3	79
Liberty Broadband Corp. - Series A (a)	1	159
Liberty Broadband Corp. - Series C (a)	5	664
Liberty Latin America Ltd. - Class C (a)	13	121
Liberty Media Corporation - Series A (a)	1	57
Liberty Media Corporation - Series C (a)	14	1,001
Liberty SiriusXM Group - Series A (a)	4	170
Liberty SiriusXM Group - Series C (a)	10	448
Lions Gate Entertainment Corp. - Class A (a)	5	73
Lions Gate Entertainment Corp. - Class B (a)	16	235
Live Nation Entertainment, Inc. (a)	8	955
Loyalty Ventures Inc. (a)	2	31
Lumen Technologies Inc.	98	1,101
Lyft, Inc. - Class A (a)	6	249
Madison Square Garden Entertainment Corp. - Class A (a)	2	184
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (b)	3	60
Match Group Holdings II, LLC (a)	7	787
National CineMedia, Inc. (a)	5	14
Netflix, Inc. (a)	10	3,627
New York Times Co. - Class A	12	536
News Corporation - Class A (a)	18	392
News Corporation - Class B (a)	11	244
Nexstar Media Group, Inc. - Class A (a)	5	929
Omnicom Group Inc.	12	1,018
Pinterest, Inc. - Class A (a)	6	148
Playtika Holding Corp. (a)	11	211
QuinStreet, Inc. (a)	2	27
Reading International Inc. - Class A (a)	2	8
Roblox Corporation - Class A (a)	3	142
Roku Inc. - Class A (a)	1	134
Scholastic Corp. (a)	3	141
Shenandoah Telecommunications Company (a)	3	65
Sinclair Broadcast Group Inc. - Class A (a)	4	112
Sirius XM Holdings Inc. (a) (b)	53	352
Snap Inc. - Class A (a)	8	303
Spok Holdings, Inc. (a)	2	17
Take-Two Interactive Software Inc. (a)	4	561
TechTarget, Inc. (a)	1	113
TEGNA Inc.	23	512
Telephone & Data Systems Inc.	9	177
Telesat Corporation - Class A (a)	1	14
T-Mobile US, Inc. (a)	20	2,608
Townsquare Media Inc. - Class A (a)	2	21
Travelzoo (a)	1	7
TripAdvisor Inc. (a)	7	184
Truecar, Inc. (a)	12	48
Twitter, Inc. (a)	12	481
US Cellular Corp. (a)	2	72
Verizon Communications Inc.	152	7,755
ViacomCBS Inc. - Class A (a) (b)	1	40
ViacomCBS Inc. - Class B (a)	25	940
Vonage Holdings Corp. (a)	11	219
Walt Disney Co. (a)	30	4,092
Warner Music Group Corp. - Class A (a)	5	177
WideOpenWest, Inc. (a)	3	49
World Wrestling Entertainment, Inc. - Class A	3	167
Yelp Inc. (a)	5	164
Zedge, Inc. - Class B (a)	1	4
Zillow Group, Inc. - Class A (a)	2	109
Zillow Group, Inc. - Class C (a)	5	241
Zynga Inc. - Class A (a)	68	626
		113,463
Consumer Staples 6.6%
Albertsons Companies, Inc. - Class A	7	219
Alico, Inc. (a)	1	31
Altria Group, Inc.	39	2,043
Archer-Daniels-Midland Company	22	1,986
B&G Foods, Inc.	7	197
Bellring Brands, Inc. (a)	7	170
BJ's Wholesale Club Holdings, Inc. (a)	10	696
Boston Beer Co. Inc. - Class A (a)	1	215
Brown-Forman Corp. - Class A	3	198
Brown-Forman Corp. - Class B	12	824
Bunge Limited	12	1,352
Calavo Growers Inc. (a)	2	61
Cal-Maine Foods Inc. (a)	5	250
Campbell Soup Company	23	1,047
Casey's General Stores Inc. (a)	3	678
Celsius Holdings, Inc. (a)	1	80
Central Garden & Pet Co. (a)	1	50
Central Garden & Pet Co. - Class A (a)	4	165
Church & Dwight Co. Inc.	10	987
Coca-Cola Consolidated Inc. (a)	1	333
Colgate-Palmolive Co.	23	1,750
ConAgra Brands Inc.	18	593
Constellation Brands, Inc. - Class A	3	685
Costco Wholesale Corporation (a)	12	6,819
Coty Inc. - Class A (a)	55	490
Darling Ingredients Inc. (a)	12	964
Del Monte Fresh Produce Company	5	141
Dollar General Corporation	9	2,059
E.L.F. Beauty, Inc. (a)	4	101
Edgewell Personal Care Colombia S A S	4	137
Energizer Holdings, Inc.	8	246
Estee Lauder Cos. Inc. - Class A	6	1,510
Farmer Bros. Co. (a)	2	11
Flowers Foods Inc.	15	398
Freshpet Inc. (a)	1	80
General Mills, Inc.	33	2,246
Grocery Outlet Holding Corp. (a)	6	204
Hain Celestial Group Inc. (a)	6	213
Herbalife Nutrition Ltd. (a)	8	252
Hershey Co.	6	1,283
Hormel Foods Corp.	14	702
Hostess Brands, Inc. - Class A (a)	14	304
Ingles Markets Inc. - Class A (a)	2	163
Ingredion Inc.	6	520
Inter Parfums Inc. (a)	3	233
J&J Snack Foods Corp. (a)	1	207
JM Smucker Co.	4	589
John B. Sanfilippo & Son Inc. (a)	1	73
Kellogg Co.	19	1,239
Keurig Dr Pepper Inc. (a)	18	699
Kimberly-Clark Corporation	11	1,355
Kraft Heinz Foods Company (a)	18	719
Lamb Weston Holdings Inc.	7	407
Lancaster Colony Corp. (a)	2	325
Landec Corp. (a)	3	31
Limoneira Co. (a)	1	16
McCormick & Company, Incorporated	8	786
McCormick & Company, Incorporated	1	61
MGPI Processing, Inc. (a)	2	161
Molson Coors Beverage Company - Class B	11	592
Mondelez International, Inc. - Class A (a)	28	1,779
Monster Beverage 1990 Corporation (a)	15	1,182
National Beverage Corp. (a)	4	191
Natural Grocers By Vitamin Cottage, Inc.	2	41
Natural Health Trends Corp. (a)	—	1
Nature's Sunshine Products Inc. (a)	1	13
Nu Skin Enterprises, Inc. - Class A	5	226
Oil-Dri Corp. of America	—	11
PepsiCo, Inc. (a)	52	8,655
Performance Food Group, Inc. (a)	11	575
Philip Morris International Inc.	35	3,256
Pilgrim's Pride Corporation (a)	14	339
Post Holdings, Inc. (a)	6	402
PriceSmart Inc. (a)	2	181
Procter & Gamble Co.	73	11,165
Rite Aid Corporation (a) (b)	5	41
Sanderson Farms Inc. (a)	2	335
Seaboard Corp.	—	67
Seneca Foods Corp. - Class A (a)	1	35
SpartanNash Co. (a)	6	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Spectrum Brands Legacy, Inc.	3	258
Sprouts Farmers Market, Inc. (a)	9	296
Sysco Corp.	16	1,270
Target Corporation	19	4,092
The Andersons, Inc. (a)	3	163
The Chefs' Warehouse, Inc. (a)	3	83
The Clorox Company	5	713
The Coca-Cola Company	111	6,885
The Kroger Co.	54	3,099
The Simply Good Foods Company (a)	7	259
Tootsie Roll Industries Inc.	3	119
Treehouse Foods, Inc. (a)	5	157
Tyson Foods Inc. - Class A	14	1,240
United Natural Foods Inc. (a)	6	239
Universal Corp.	3	157
US Foods Holding Corp. (a)	16	587
USANA Health Sciences, Inc. (a)	2	146
Vector Group Ltd.	11	132
Village Super Market Inc. - Class A (a)	1	24
Walgreens Boots Alliance, Inc. (a)	17	747
Walmart Inc.	48	7,211
WD-40 Co. (a)	1	121
Weis Markets Inc.	2	144
		97,766
Energy 5.3%
Adams Resources & Energy, Inc.	—	10
Antero Midstream Corporation	36	393
Antero Resources Corporation (a)	25	751
Apa Corp. (a)	22	911
Arch Resources, Inc. - Class A	3	385
Archrock, Inc.	13	123
Baker Hughes, a GE Company, LLC - Class A (a)	29	1,044
Berry Corporation (Bry) (a)	5	56
Brigham Minerals, Inc. - Class A	2	59
Bristow Group Inc. (a)	1	20
Cactus Inc. - Class A	4	218
California Resources Corporation	5	205
Callon Petroleum Company (a)	6	348
Centennial Resource Development, LLC - Class A (a)	20	161
ChampionX Corporation (a)	15	371
Cheniere Energy, Inc.	9	1,192
Chesapeake Energy Corporation (a)	3	249
Chevron Corporation	63	10,302
Civitas Resources, Inc.	1	56
Clean Energy Fuels Corp. (a)	22	178
CNX Resources Corporation (a)	19	387
Comstock Resources, Inc. (a)	33	433
ConocoPhillips	46	4,627
CONSOL Mining Corporation (a)	5	176
Continental Resources Inc.	14	854
Core Laboratories N.V.	4	127
Coterra Energy Inc	70	1,896
CVR Energy, Inc. (a)	9	222
Delek US Holdings, Inc. (a)	8	180
Denbury Inc. (a)	5	421
Devon Energy Corporation	44	2,578
DHT Holdings, Inc.	22	130
Diamondback Energy, Inc.	7	950
DMC Global Inc. (a)	2	67
Dorian LPG Ltd. (a)	3	42
Dril-Quip Inc. (a)	4	153
DT Midstream, Inc.	7	366
Enlink Midstream, LLC	42	408
EOG Resources, Inc.	22	2,593
EQT Corporation	20	695
Equitrans Midstream Corp.	38	323
Evolution Petroleum Corporation	3	18
Expro Group Holdings N.V. (a)	4	65
Exterran Trinidad LLC (a)	5	32
Exxon Mobil Corporation	133	11,019
Forum Energy Technologies, Inc. (a)	1	12
Geospace Technologies Corporation (a)	1	4
Green Plains Renewable Energy Inc. (a)	4	123
Gulf Island Fabrication Inc. (a)	1	4
Halliburton Company	36	1,378
Helix Energy Solutions Group, Inc. (a)	22	104
Helmerich & Payne Inc.	8	350
Hess Corporation	18	1,878
HF Sinclair Corporation (a)	10	401
International Seaways, Inc.	2	35
Kinder Morgan, Inc.	73	1,378
Kosmos Energy Ltd. (a)	42	298
Laredo Petroleum, Inc. (a)	1	103
Liberty Oilfield Services Inc. - Class A (a)	9	135
Magnolia Oil & Gas Corp. - Class A	11	267
Mammoth Energy Services, Inc. (a)	2	5
Marathon Oil Corporation	56	1,397
Marathon Petroleum Corporation	24	2,024
Matador Resources Co.	11	606
Matrix Service Co. (a)	3	27
Murphy Oil Corporation	12	485
Nabors Industries Ltd (a)	1	131
NACCO Industries Inc. - Class A	—	20
Natural Gas Services Group, Inc. (a)	2	20
Newpark Resources Inc. (a)	10	38
NexTier Oilfield Solutions Inc. (a)	28	254
NOV Inc.	29	576
Oasis Petroleum Inc. (a)	1	135
Occidental Petroleum Corporation	73	4,161
Oceaneering International, Inc. (a)	12	176
Oil States International Inc. (a)	6	41
ONEOK, Inc.	25	1,784
Ovintiv Canada ULC	5	247
Par Pacific Holdings, Inc. (a)	7	92
Patterson-UTI Energy Inc. (a)	17	262
PBF Energy Inc. - Class A (a)	12	292
PDC Energy, Inc. (a)	10	717
Peabody Energy Corp. (a)	12	294
Phillips 66	15	1,286
Phx Minerals Inc. - Class A	2	5
Pineapple Holdings Inc (a) (b)	—	2
Pioneer Natural Resources Co.	6	1,390
Propetro Holding Corp. (a)	11	153
Range Resources Corporation (a)	16	495
Ranger Oil Corporation - Class A (a)	—	9
Reg Biofuels, LLC (a)	4	215
REX Stores Corp. (a)	—	17
RPC Inc. (a)	13	134
Schlumberger Ltd.	39	1,618
Scorpio Tankers Inc.	6	134
SEACOR Marine Holdings Inc. (a)	2	15
Select Energy Services, Inc. - Class A (a)	12	101
SFL Corporation Ltd.	16	159
SM Energy Company	13	519
Southwestern Energy Co. (a)	55	393
Talos Energy Inc. (a)	7	117
Targa Resources Corp.	20	1,484
TechnipFMC PLC	27	212
Teekay Shipping (Canada) Ltd. (a)	7	23
Teekay Tankers Ltd. - Class A (a)	—	6
TETRA Technologies, Inc. (a)	8	33
Texas Pacific Land Corporation	—	475
The Williams Companies, Inc.	44	1,463
Tidewater Inc. (a)	3	65
Transocean Ltd. (a) (c)	35	162
U.S. Silica Holdings, Inc. (a)	12	229
Valero Energy Corporation	16	1,604
Weatherford International Public Limited Company (a)	5	177
Whiting Petroleum Corporation	4	297
World Fuel Services Corp.	5	141
		79,181
Materials 4.5%
AdvanSix Inc.	4	220
Air Products and Chemicals, Inc.	5	1,260
Albemarle Corporation	4	910
Alcoa Corporation	16	1,408
Allegheny Technologies Incorporated (a)	11	290
Amcor Plc	86	978

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
American Vanguard Corporation	4	72
Ampco-Pittsburgh Corporation (a)	1	6
AptarGroup, Inc.	5	530
Arconic Corporation (a)	10	267
Ashland Global Holdings Inc.	4	431
Avery Dennison Corporation	6	969
Avient Corporation	7	327
Axalta Coating Systems Ltd. (a)	24	584
Balchem Corporation (a)	2	273
Ball Corporation	19	1,684
Berry Global Group, Inc. (a)	13	756
Cabot Corp.	5	341
Carpenter Technology Corp.	5	214
Celanese Corp. - Class A	8	1,150
Century Aluminum Co. (a)	8	223
CF Industries Holdings Inc.	11	1,165
Chase Corporation	1	80
Clearwater Paper Corporation (a)	2	56
Cleveland-Cliffs Inc. (a)	53	1,693
Coeur d'Alene Mines Corp. (a)	17	77
Commercial Metals Co.	12	483
Compass Minerals International, Inc.	3	209
Core Molding Technologies Inc. (a)	1	9
Corteva, Inc.	28	1,615
Crown Holdings Inc.	7	907
Dow Inc.	27	1,712
DuPont de Nemours, Inc.	13	948
Eagle Materials Inc.	3	427
Eastman Chemical Co.	5	539
Ecolab Inc.	7	1,167
Element Solutions, Inc.	19	426
Ferro Corporation (a)	7	155
Ferroglobe PLC (a)	13	102
Flotek Industries Inc. (a)	1	2
FMC Corporation	6	808
Fortitude Gold Corporation (a)	1	9
Freeport-McMoRan Inc.	53	2,631
FutureFuel Corp.	4	35
GCP Applied Technologies Inc. (a)	4	139
Glatfelter Corporation	4	56
Gold Resource Corporation	4	10
Graphic Packaging Holding Company	29	578
Greif Inc. - Class A	3	203
Greif Inc. - Class B	1	67
H.B. Fuller Company	4	275
Hawkins Inc. (a)	2	89
Haynes International Inc. (a)	2	65
Hecla Mining Co.	43	283
Huntsman Corp.	22	839
Ingevity Corporation (a)	4	250
Innospec Inc. (a)	2	200
International Flavors & Fragrances Inc.	10	1,262
International Paper Company	15	694
Intrepid Potash, Inc. (a)	2	170
Kaiser Aluminum Corporation (a)	1	104
Koppers Holdings Inc.	2	64
Kronos Worldwide, Inc.	9	140
Linde Public Limited Company	11	3,464
Livent Corporation (a)	7	173
Louisiana-Pacific Corp.	8	527
LSB Industries Inc. (a)	4	77
LyondellBasell Industries N.V. - Class A	26	2,655
Martin Marietta Materials Inc.	2	878
Materion Corp.	2	174
Mercer International Inc. (a)	11	153
Minerals Technologies Inc.	3	212
MOS Holdings Inc.	21	1,376
MP Materials Corp. - Class A (a)	6	337
Myers Industries Inc.	3	75
Neenah Inc.	2	69
NewMarket Corp.	1	337
Newmont Corporation	24	1,906
Nucor Corporation	21	3,140
O-I Glass, Inc. (a)	14	185
Olin Corporation	17	870
Olympic Steel, Inc. (a)	1	40
Packaging Corporation of America	5	858
Park Aerospace Technologies Corp. (a)	2	28
PPG Industries, Inc.	10	1,329
PQ Group Holdings Inc. (a)	4	47
Quaker Chemical Corp.	1	175
Rayonier Advanced Materials Inc. (a)	11	75
Reliance Steel & Aluminum Co.	5	890
Resolute Forest Products Inc. (a)	8	109
Reynolds Consumer Products LLC	10	279
Royal Gold Inc. (a)	2	339
RPM International Inc.	9	722
Ryerson Holding Corp.	3	91
Schnitzer Steel Industries Inc. - Class A (a)	3	138
Schweitzer-Mauduit International Inc.	3	74
Scotts Miracle-Gro Co.	4	486
Sealed Air Corporation	7	477
Sensient Technologies Corporation	3	277
Sherwin-Williams Co.	7	1,756
Silgan Holdings Inc. (a)	13	583
Sonoco Products Co.	10	599
Southern Copper Corporation	4	319
Steel Dynamics Inc. (a)	17	1,440
Stepan Co.	2	224
Summit Materials, Inc. - Class A (a)	10	300
SunCoke Energy, Inc.	8	71
Sylvamo Corporation (a)	2	58
The Chemours Company	15	474
TimkenSteel Corp. (a)	4	98
Trecora Resources (a)	2	16
Tredegar Corp.	3	34
Trinseo Public Limited Company	5	219
Tronox Holdings PLC	10	199
UFP Technologies Inc. (a)	—	20
United States Lime & Minerals Inc. (a)	—	58
United States Steel Corporation	29	1,108
Universal Stainless & Alloy Products Inc. (a)	1	6
Valvoline, Inc.	10	322
Vulcan Materials Co.	5	891
Warrior Met Coal, Inc.	7	271
Westlake Chemical Corporation	6	755
Westrock Company, Inc.	11	522
Worthington Industries Inc.	4	201
		67,222
Utilities 2.7%
ALLETE, Inc.	3	228
Alliant Energy Corporation (a)	8	530
Ameren Corporation	9	835
American Electric Power Company, Inc. (a)	11	1,075
American States Water Company	2	162
American Water Works Company, Inc.	6	975
Artesian Resources Corporation - Class A (a)	1	45
Atlantica Yield PLC (a)	6	214
Atmos Energy Corporation	4	534
AVANGRID, Inc.	4	189
Avista Corporation	3	147
Black Hills Corporation	4	335
Brookfield Renewable Corporation - Class A (a)	9	408
California Water Service Group	3	182
CenterPoint Energy, Inc.	19	586
Chesapeake Utilities Corporation	1	121
Clearway Energy, Inc. - Class A	4	120
Clearway Energy, Inc. - Class C	6	228
CMS Energy Corp.	9	652
Consolidated Edison, Inc.	9	827
Consolidated Water Co. Ltd. (a)	2	20
Constellation Energy Group, Inc. (a)	8	423
Dominion Energy, Inc.	21	1,782
DTE Energy Company	6	832
Duke Energy Corporation	18	1,962
Edison International	12	860
Entergy Corporation	7	773
Essential Utilities, Inc.	11	585
Evergy, Inc.	8	536

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Eversource Energy	11	980
Exelon Corporation (a)	23	1,073
FirstEnergy Corp.	18	821
Genie Energy Ltd. - Class B	2	13
Hawaiian Electric Industries Inc.	6	253
IDACORP Inc.	3	395
MDU Resources Group Inc.	19	503
MGE Energy, Inc. (a)	3	209
Middlesex Water Co. (a)	2	162
National Fuel Gas Company	6	414
New Jersey Resources Corp.	8	383
NextEra Energy, Inc.	49	4,170
NiSource Inc.	18	581
Northwest Natural Holding Company	2	109
NorthWestern Corp. (a)	4	214
NRG Energy, Inc.	27	1,020
OGE Energy Corp.	13	511
One Gas, Inc.	4	323
Ormat Technologies Inc.	4	357
Otter Tail Corp. (a)	2	140
Pacific Gas And Electric Company (a)	62	745
Pinnacle West Capital Corp.	6	493
PNM Resources, Inc.	6	294
Portland General Electric Co.	5	296
PPL Corporation	24	690
Public Service Enterprise Group Inc.	16	1,143
Sempra Energy	8	1,329
SJW Corp.	2	125
South Jersey Industries Inc.	8	271
Southwest Gas Corp.	4	293
Spire, Inc.	3	225
Sunnova Energy International Inc. (a)	3	78
The AES Corporation	20	523
The Southern Company	25	1,780
UGI Corp.	9	339
Unitil Corp.	1	70
Via Renewables, Inc. - Class A (a)	1	12
Vistra Energy Corp.	35	817
WEC Energy Group Inc.	9	909
Xcel Energy Inc. (a)	17	1,255
York Water Co. (a)	1	66
		40,550
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	13	1,218
Cushman & Wakefield PLC (a)	17	342
Douglas Elliman Inc.	5	40
Dwight A. Walker Real Estate, Inc. - Class A	3	83
eXp World Holdings, Inc. (a) (b)	2	47
Florida Rock Properties, Inc. (a)	1	31
Forestar Group Inc. (a)	—	7
Jones Lang LaSalle Incorporated (a)	4	842
Kennedy-Wilson Holdings Inc.	13	323
Marcus & Millichap Inc.	2	126
Newmark Group, Inc. - Class A (a)	16	254
Rafael Holdings, Inc. - Class B (a)	1	3
Realogy Holdings Corp. (a)	13	206
Redfin Corporation (a)	3	55
St. Joe Co.	6	342
Stratus Properties Inc. (a)	—	19
Tejon Ranch Co. (a)	3	57
The Howard Hughes Corporation (a)	3	333
The RMR Group Inc. - Class A (a)	2	59
		4,387
Total Common Stocks (cost $866,521)		1,478,439
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (a) (f)	2	60
Total Preferred Stocks (cost $54)		60
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	8	12
Dyax Corp. (a) (e)	2	—
Elanco Animal Health (a) (e)	2	—
Flexion Therapeutics, Inc. (a) (e)	4	3
ZAGG Inc (a) (e)	4	—
Total Rights (cost $0)		15
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (d) (g)	3,939	3,939
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (d) (g)	2,128	2,128
Total Short Term Investments (cost $6,067)		6,067
Total Investments 100.1% (cost $872,642)		1,484,581
Other Assets and Liabilities, Net (0.1)%		(1,279)
Total Net Assets 100.0%		1,483,302

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	11/28/16	542	983	0.1
Transocean Ltd.	07/07/15	415	162	—
		957	1,145	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,478,419	—	20	1,478,439
Preferred Stocks	60	—	—	60
Rights	—	—	15	15
Short Term Investments	6,067	—	—	6,067
	1,484,546	—	35	1,484,581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.5%
Financials 19.1%
1st Security Bank of Washington (a)	2	67
1st Source Corporation (a)	4	199
ACNB Corporation (a)	1	38
Affiliated Managers Group, Inc.	7	930
Alerus Financial Corporation (a)	4	101
Allegiance Bancshares, Inc. (a)	5	215
Amalgamated Financial Corp. (a)	6	111
A-Mark Precious Metals, Inc. (a)	3	219
Ambac Financial Group, Inc. (a)	10	103
Amerant Bancorp Inc. - Class A (a)	7	227
American Equity Investment Life Holding Company	16	623
American National Bankshares Inc. (a)	3	102
American National Group, Inc. (a)	4	841
Ameris Bancorp (a)	11	483
Amerisafe, Inc. (a)	3	148
Ames National Corporation (a)	2	47
Argo Group International Holdings, Ltd.	5	214
Arrow Financial Corporation (a)	3	112
Artisan Partners Asset Management Inc. - Class A	9	359
Assetmark Financial Holdings, Inc. (a)	9	199
Associated Banc-Corp	24	554
Associated Capital Group Inc. - Class A	1	26
Assured Guaranty Ltd.	11	674
Atlantic Union Bank (a)	12	434
Atlanticus Holdings Corporation (a)	4	194
AXIS Capital Holdings Limited	13	782
Axos Financial, Inc. (a)	11	509
B. Riley & Co., LLC (a)	3	227
Banc of California, Inc.	9	169
BancFirst Corporation (a)	5	397
Bank First National (a)	—	34
Bank of Hawaii Corporation	6	503
Bank of Marin Bancorp (a)	3	113
Bank of N.T. Butterfield & Son Limited (The) (a)	10	344
Bank of Princeton, The (a)	1	33
Bank OZK (a)	20	858
BankFinancial Corporation (a)	3	27
BankUnited, Inc.	14	597
Bankwell Financial Group, Inc. (a)	2	65
Banner Corporation (a)	5	305
Bar Harbor Bankshares	3	82
Baycom Corp (a)	2	37
BCB Bancorp, Inc. (a)	4	70
Berkshire Hills Bancorp, Inc.	8	222
BGC Partners, Inc. - Class A (a)	47	209
Blucora, Inc. (a)	4	83
Blue Ridge Bankshares, Inc.	2	28
BOK Financial Corporation (a)	10	927
Bridgewater Bancshares, Inc. (a) (b)	7	117
Brighthouse Financial, Inc. (a)	12	627
Brightsphere Investment Group Inc.	7	164
Broadway Financial Corporation (a)	3	5
Brookline Bancorp, Inc. (a)	10	160
BRP Group, Inc. - Class A (a)	8	210
Business First Bancshares, Inc. (a)	4	90
Byline Bancorp, Inc.	8	212
C&F Financial Corporation (a)	1	35
Cadence Bank, N.A.	30	867
Cambridge Bancorp (a)	2	128
Camden National Corp. (a)	3	157
Cannae Holdings, Inc. (a)	13	320
Capital Bancorp, Inc. (a)	3	73
Capital City Bank Group Inc. (a)	4	98
Capitol Federal Financial (a)	22	237
Capstar Financial Holdings, Inc. (a)	4	89
Carter Bankshares, Inc. (a)	6	107
Cathay General Bancorp (a)	12	521
CBTX, Inc. (a)	5	154
Central Pacific Financial Corp.	5	151
Central Valley Community Bancorp (a)	3	70
Chemung Financial Corporation (a)	1	53
Citizens & Northern Corp. (a)	3	83
City Holdings Co. (a)	2	166
Civista Bancshares Inc. (a)	4	85
CNB Financial Corp. (a)	4	103
Coastal Financial Corporation (a)	3	142
Codorus Valley Bancorp Inc. (a)	2	46
Cohen & Steers, Inc.	7	608
Colony Bankcorp, Inc. (a)	1	17
Columbia Banking System Inc. (a)	11	360
Columbia Financial, Inc. (a)	15	330
Community Bank System Inc.	8	583
Community Financial Corp. (a)	1	42
Community Trust Bancorp Inc. (a)	4	152
ConnectOne Bancorp, Inc. (a)	7	210
Consumer Portfolio Services Inc. (a)	1	11
Cowen Inc. - Class A (a)	5	143
Crawford & Co. - Class A	6	48
Crawford & Co. - Class B	3	20
Crossfirst Bankshares Inc. (a)	11	173
Cullen/Frost Bankers Inc.	—	8
Curo Group Holdings Corp.	7	92
Customers Bancorp, Inc. (a)	7	360
CVB Financial Corp. (a)	21	480
Diamond Hill Investment Group, Inc. - Class A (a)	1	121
Dime Community Bancshares, Inc. (a)	6	191
Donegal Group Inc. - Class A (a)	6	77
Donnelley Financial Solutions, Inc. (a)	7	218
Eagle Bancorp Inc. (a)	6	314
Eagle Bancorp Montana, Inc. (a)	1	32
Eastern Bankshares, Inc. (a)	16	341
eHealth, Inc. (a)	2	30
Elevate Credit, Inc. (a)	8	26
Employer Holdings Inc.	4	177
Encore Capital Group, Inc. (a)	6	360
Enova International, Inc. (a)	7	260
Enstar Group Limited (a)	3	681
Enterprise Bancorp Inc. (a)	3	105
Enterprise Financial Services Corp. (a)	6	266
Equity Bancshares, Inc. - Class A (a)	4	119
Esquire Financial Holdings, Inc. (a)	1	49
Essent Group Ltd.	17	687
Evans Bancorp, Inc.	1	40
Evercore Inc. - Class A	6	644
EZCORP, Inc. - Class A (a)	10	61
Farmers & Merchants Bancorp, Inc. (a)	1	44
Farmers National Banc Corp. (a)	7	116
FB Financial Corporation	7	308
Federal Agricultural Mortgage Corporation - Class C	2	202
Federated Investors, Inc. - Class B	15	495
Fednat Holding Company (a)	1	2
Financial Institutions Inc. (a)	3	98
First American Financial Corporation	1	81
First Bancorp. (a)	5	212
First Bancorp.	31	412
First Bancshares Inc. (a)	4	140
First Bank of New Jersey (a)	4	51
First Busey Corporation (a)	8	190
First Business Financial Services, Inc. (a)	2	67
First Citizens BancShares, Inc. - Class A (a)	—	298
First Commonwealth Financial Corporation	13	193
First Community Bancshares, Inc. (a)	4	115
First Community Corporation (a)	1	22
First Financial Bancorp. (a)	14	316
First Financial Bankshares, Inc. (a)	2	109
First Financial Corporation (a)	2	68
First Financial Northwest, Inc. (a)	1	12
First Foundation Inc. (a)	9	225
First Hawaiian, Inc. (a)	20	547
First Internet Bancorp (a)	1	61
First Interstate BancSystem, Inc. - Class A (a)	14	505
First Merchants Corporation (a)	8	332
First Mid Bancshares, Inc. (a)	4	142
First United Corporation (a)	—	11
First Western Financial, Inc. (a)	2	50
FirstCash Holdings, Inc. (a)	7	525

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Flagstar Bancorp, Inc.	10	418
Flushing Financial Corp. (a)	7	150
FNB Corp.	58	716
Fulton Financial Corp. (a)	24	404
GAMCO Investors Inc. - Class A	2	38
GBLI Holdings, LLC - Class A	1	38
Genworth Financial, Inc. - Class A (a)	57	214
German American Bancorp Inc. (a)	5	174
Glacier Bancorp, Inc. (a)	17	856
Goosehead Insurance, Inc. - Class A (a)	3	217
Great Southern Bancorp Inc. (a)	3	177
Green Dot Corporation - Class A (a)	8	226
Greene County Bancorp, MHC (a)	—	13
Greenhill & Co. Inc.	4	64
Greenlight Capital Re, Ltd. - Class A (a)	6	44
Grid Dynamics Holdings, Inc. - Class A (a)	9	120
Guaranty Bancshares Inc. (a)	2	86
Hallmark Financial Services, Inc. (a)	2	7
Hamilton Lane Inc. - Class A (a)	5	404
Hancock Whitney Co. (a)	14	706
Hanmi Financial Corp. (a)	8	188
Hanover Insurance Group Inc.	5	821
HarborOne Bancorp, Inc. (a)	11	154
HBT Financial, Inc. (a)	6	107
HCI Group, Inc.	2	139
Heartland Financial USA, Inc. (a)	6	306
Hennessy Advisors Inc. (a) (c)	1	8
Heritage Commerce Corp. (a)	12	139
Heritage Financial Corporation (a)	7	182
Heritage Insurance Holdings, Inc.	5	36
Hingham Institution for Savings (a)	1	178
Home Bancorp, Inc. (a)	2	85
Home BancShares, Inc.	27	613
HomeStreet, Inc. (a)	4	208
HomeTrust Bancshares Inc. (a)	1	33
Hope Bancorp, Inc. (a)	17	273
Horace Mann Educators Corp.	6	260
Horizon Bancorp Inc. (a)	9	175
Houlihan Lokey Inc. - Class A	10	873
Independence Holdings, LLC	16	736
Independent Bank Corp. (a)	4	97
Independent Bank Corp. (a)	9	705
Independent Bank Group, Inc. (a)	6	462
International Bancshares Corporation (a)	9	400
Investar Holding Corporation (a)	2	42
Investors Bancorp, Inc. (a)	35	525
Investors Title Co. (a)	—	70
James River Group, Inc. (a)	6	143
Janus Henderson Group PLC	19	651
Jefferies Financial Group Inc.	—	5
Kearny Financial Corp (a)	14	184
Kemper Corp.	9	530
Kingstone Cos. Inc. (a)	1	7
Kinsale Capital Group, Inc.	3	715
Lakeland Bancorp Inc. (a)	13	223
Lakeland Financial Corp. (a)	4	296
Lazard Ltd - Class A	14	468
LCNB Corp. (a)	3	47
LendingClub Corporation (a)	15	232
LendingTree, Inc. (a)	2	205
Level One Bancorp, Inc. (a)	2	65
Live Oak Bancshares, Inc. (a)	8	383
Longlade, Dr Charles W (a)	4	67
Luther Burbank Corporation (a)	10	126
Macatawa Bank Corp. (a)	8	75
Maiden Holdings, Ltd. (a)	22	52
Mainstreet Bancshares, Inc. (a)	1	21
Manning & Napier, Inc. - Class A	3	23
MBIA Inc. (a)	6	85
Mercantile Bank Corp. (a)	3	117
Merchants Bancorp, Inc. (a)	7	186
Mercury General Corp.	9	475
Meridian Bank (a)	1	29
Meta Financial Group, Inc. (a)	6	303
Metrocity Bankshares, Inc. (a)	3	61
Metropolitan Bank Holding Corp. (a)	2	231
MGIC Investment Corp.	51	685
Mid Penn Bancorp, Inc. (a)	3	73
Middlefield Banc Corp. (a)	1	12
Midland States Bancorp Inc. (a)	5	130
MidWestOne Financial Group Inc. (a)	3	113
Moelis & Company LLC - Class A	9	411
Mr. Cooper Group Inc. (a)	12	530
MVB Financial Corp. (a)	2	88
National Bank Holdings Corp. - Class A	5	206
National Bankshares Inc. (a)	1	36
National Energy Services Reunited Corporation (a)	16	135
National Western Life Group Inc. - Class A (a)	1	151
Navient Corporation (a)	24	416
NBT Bancorp Inc. (a)	8	280
Nelnet, Inc. - Class A	4	363
New York Community Bancorp Inc. - Series A	71	760
Nicholas Financial, Inc. (a)	2	19
Nicolet Bankshares, Inc. (a)	3	236
NII Holdings, Inc. (a)	3	54
NMI Holdings Inc. - Class A (a)	13	269
Northeast Bank (a)	2	60
Northfield Bancorp Inc. (a)	9	134
Northrim BanCorp Inc. (a)	1	59
Northwest Bancshares Inc. (a)	19	252
Norwood Financial Corp. (a)	2	46
OceanFirst Financial Corp. (a)	9	178
Ocwen Financial Corporation (a)	2	51
OFG Bancorp	7	192
Old National Bancorp (a)	44	726
Old Republic International Corp.	7	188
Old Second Bancorp Inc. (a)	7	108
OP Bancorp (a)	2	34
Open Lending Corporation - Class A (a)	13	240
Oportun Financial Corporation (a)	6	84
Oppenheimer Holdings Inc. - Class A	2	107
Origin Bancorp, Inc. (a)	4	167
Orrstown Financial Services, Inc. (a)	2	57
P.C.B. Bancorp, Inc. (a)	3	80
Pacific Premier Bancorp, Inc. (a)	14	512
PacWest Bancorp (a)	19	799
Palomar Holdings, Inc. (a)	2	160
Park National Corp.	3	344
Parke Bancorp, Inc. (a)	3	69
Peapack Gladstone Financial Corp. (a)	4	140
Penns Woods Bancorp Inc. (a)	1	29
PennyMac Financial Services, Inc.	9	463
Peoples Bancorp Inc. (a)	6	175
Peoples Bancorp of North Carolina, Inc. (a)	—	13
Peoples Financial Services Corp. (a)	1	69
People's United Financial Inc. (a)	3	65
Pinnacle Financial Partners, Inc. (a)	6	520
Piper Jaffray Cos.	3	378
PJT Partners Inc. - Class A	3	217
Popular Inc. (a)	12	1,005
Preferred Bank (a)	3	235
Premier Financial Corporation (a)	6	186
Primerica, Inc.	6	839
Primis Financial Corp. (a)	6	80
ProAssurance Corporation	8	206
Professional Holding Corp. - Class A (a)	1	29
Prosperity Bancshares Inc.	10	697
Provident Bancorp Inc. (a)	1	9
Provident Financial Services, Inc.	12	272
Pzena Investment Management, Inc. - Class A	3	24
QCR Holdings, Inc. (a)	3	177
Radian Group Inc.	27	603
RBB Bancorp (a)	5	109
Red River Bancshares, Inc. (a)	2	101
Regional Management Corp.	3	127
Reinsurance Group of America, Incorporated	—	10
RenaissanceRe Holdings Ltd	6	946
Renasant Corporation (a)	8	275
Republic Bancorp Inc. - Class A (a)	4	159
Republic First Bancorp Inc. (a)	13	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Richmond Mutual Bancorporation, Inc. (a)	3	50
Riverview Bancorp Inc. (a)	3	20
RLI Corp.	7	783
S&T Bancorp Inc. (a)	5	155
Safeguard Scientifics Inc. (a)	6	29
Safety Insurance Group, Inc. (a)	2	219
Sandy Spring Bancorp Inc. (a)	8	361
Sculptor Capital Management, Inc. - Class A	3	40
Seacoast Banking Corp. of Florida (a)	9	309
Security National Financial Corporation - Class A (a)	3	31
Selective Insurance Group Inc. (a)	9	841
SelectQuote, Inc. (a)	3	7
ServisFirst Bancshares, Inc.	11	1,004
Shore Bancshares, Inc. (a)	3	66
Sierra BanCorp (a)	3	87
Silvercrest Asset Management Group Inc. - Class A (a)	2	47
Simmons First National Corp. - Class A (a)	17	459
SiriusPoint Ltd (a)	12	93
SLM Corporation	43	794
Smartfinancial, Inc. (a)	4	97
South Plains Financial, Inc. (a)	—	13
South State Corp. (a)	12	1,002
Southern First Bancshares Inc. (a)	2	92
Southern Missouri Bancorp Inc. (a)	2	107
Southside Bancshares, Inc. (a)	5	187
Spirit Of Texas Bancshares Inc. (a)	4	100
Sterling Bancorp, Inc. (a)	5	33
Stewart Information Services Corp.	5	281
Stifel Financial Corp.	4	255
Stock Yards Bancorp Inc. (a)	4	218
StoneX Group Inc. (a)	3	207
Summit Financial Group, Inc. (a)	2	44
Synovus Financial Corp.	22	1,079
Territorial Bancorp Inc. (a)	2	47
Texas Capital Bancshares, Inc. (a)	8	454
TFS Financial Corporation (a)	24	395
The Bancorp, Inc. (a)	12	353
The First Bancorp, Inc. (a)	2	73
The First of Long Island Corporation (a)	4	84
The Goldman Sachs Group, Inc.	—	122
The PRA Group, Inc. (a)	7	298
Timberland Bancorp Inc. (a)	2	52
Tiptree Inc. (a)	9	120
Tompkins Financial Corp.	3	196
TowneBank (a)	11	318
Trico Bancshares (a)	4	159
Tristate Capital Holdings, Inc. (a)	6	199
Triumph Bancorp, Inc. (a)	5	472
Trupanion Inc. (a)	6	543
Trustco Bank Corp N Y (a)	4	119
Trustmark Corp. (a)	9	274
UMB Financial Corp. (a)	8	771
Umpqua Holdings Corp.	36	670
United Bankshares Inc. (a)	21	742
United Community Banks, Inc. (a)	18	619
United Fire Group Inc. (a)	5	152
United Insurance Holdings Corp. (a)	10	33
Unity Bancorp, Inc. (a)	2	56
Universal Insurance Holdings, Inc.	7	100
Univest Financial Corporation (a)	7	175
Unum Group	32	994
Valley National Bancorp (a)	63	821
Value Line, Inc. (a)	—	29
Veritex Holdings Inc. (a)	7	272
Victory Capital Holdings, Inc. - Class A (a)	6	162
Virtu Financial Inc. - Class A (a)	18	678
Virtus Partners, Inc. (a)	1	258
Voya Financial, Inc.	6	381
Walker & Dunlop, Inc.	6	758
Washington Federal Inc. (a)	10	329
Washington Trust Bancorp, Inc. (a)	3	180
Waterstone Financial, Inc. (a)	5	105
Webster Financial Corp.	27	1,504
WesBanco Inc. (a)	9	326
West Bancorporation, Inc. (a)	4	102
Westamerica Bancorp (a)	4	226
Western New England Bancorp Inc. (a)	4	39
Westwood Holdings Group Inc.	2	32
White Mountains Insurance Group Ltd	—	534
Wintrust Financial Corporation	10	967
WisdomTree Investments, Inc. (a)	30	177
World Acceptance Corp. (a)	1	214
WSFS Financial Corp. (a)	8	354
		96,377
Industrials 17.6%
AAON, Inc. (a)	8	466
AAR Corp. (a)	6	272
ABM Industries Incorporated	11	503
Acacia Research Corporation (a)	2	11
ACCO Brands Corporation	20	158
Acme United Corporation	1	24
Acuity Brands, Inc.	5	1,008
ADT, Inc.	32	245
Advanced Drainage Systems, Inc.	—	20
Aerojet Rocketdyne Holdings, Inc. (a)	5	203
AeroVironment, Inc. (a)	4	346
Air Lease Corporation - Class A	18	813
Air Transport Services Group, Inc. (a)	13	427
Alamo Group Inc.	2	305
Alaska Air Group, Inc. (a)	21	1,213
Albany International Corp. - Class A	6	464
Allegiant Travel Company (a)	3	479
Allied Motion Technologies Inc. (a)	3	100
Allison Systems, Inc.	17	651
Alta Equipment Group Inc. - Class A (a)	7	91
Altra Industrial Motion Corp. (a)	10	386
Ameresco, Inc. - Class A (a)	5	435
American Superconductor Corporation (a)	7	52
American Woodmark Corporation (a)	3	127
APi Group Corporation (a)	30	639
Apogee Enterprises, Inc. (a)	5	248
Applied Industrial Technologies, Inc.	7	766
ARC Document Solutions, Inc.	8	31
Arcbest Corporation (a)	5	441
Arcosa, Inc.	7	421
Ardmore Shipping Services (Ireland) Limited (a)	6	28
Argan, Inc.	4	145
Armstrong Flooring, Inc. (a)	2	3
Armstrong World Industries, Inc.	8	677
ASGN Incorporated (a)	8	980
Astec Industries, Inc. (a)	3	131
Astronics Corporation (a)	5	71
Astronics Corporation - Class B (a)	—	2
Atkore International Group Inc. (a)	8	765
Atlas Air Worldwide Holdings, Inc. (a)	5	400
Azek Company Inc - Class A (a)	15	384
AZZ Inc.	4	189
Barnes Group Inc.	7	294
Barrett Business Services, Inc. (a)	2	120
Beacon Roofing Supply, Inc. (a)	11	638
BGSF, Inc.	2	21
Blue Bird Global Corporation (a)	7	123
BlueLinx Holdings Inc. (a)	2	175
Boise Cascade Company	6	442
Brady Corp. - Class A	7	337
BrightView Holdings, Inc. (a)	13	178
Brink's Co.	7	506
Broadwind Inc. (a)	2	4
BWXT Government Group, Inc.	12	659
Casella Waste Systems Inc. - Class A (a)	9	783
CBIZ Inc. (a)	6	272
Ceco Environmental Corp. (a)	8	43
Chart Industries, Inc. (a)	6	950
Cimpress Public Limited Company (a)	4	233
CIRCOR International, Inc. (a)	4	100
Civeo Corporation (a)	3	83
Clean Harbors Inc. (a)	8	932

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Colfax Corp. (a)	19	747
Columbus Mckinnon Corp. (a)	3	107
Comfort Systems USA Inc.	7	627
Commercial Vehicle Group Inc. (a)	8	66
Concrete Pumping Holdings, Inc. (a)	12	79
Construction Partners, Inc. - Class A (a)	6	146
Cornerstone Building Brands, Inc. (a)	19	466
Costamare Inc.	18	301
Covenant Transportation Group, Inc. - Class A (a)	2	50
CRA International, Inc. (a)	1	107
Crane Co.	9	971
CSW Industrials Inc. (a)	2	250
Curtiss-Wright Corp.	8	1,132
Daseke Companies, Inc. (a)	14	140
Deluxe Corp.	6	193
DLH Holdings Corp. (a)	1	13
Donaldson Co. Inc.	9	471
Douglas Dynamics, Inc.	3	110
Ducommun Inc. (a)	2	121
Dun & Bradstreet Holdings, Inc. (a)	1	11
DXP Enterprises Inc. (a)	4	105
Dycom Industries, Inc. (a)	5	465
Eagle Bulk Shipping Inc. (a) (c)	1	75
Eastern Co. (a)	1	29
Elance, Inc. (a)	13	296
EMCOR Group, Inc.	2	258
Encore Wire Corp. (a)	4	437
Energy Recovery, Inc. (a)	8	159
Enerpac Tool Group Corp. - Class A	8	169
EnerSys	7	489
Eneti Inc.	2	12
Ennis Inc.	5	97
EnPro Industries, Inc.	3	312
ESCO Technologies Inc.	4	254
Evoqua Water Technologies Corp. (a)	19	874
Exponent, Inc. (a)	8	856
Federal Signal Corporation	9	315
Flowserve Corporation	20	702
Fluor Corp. (a)	18	527
Forrester Research Inc. (a)	4	221
Forward Air Corp. (a)	5	440
Franklin Covey Co. (a)	3	134
Franklin Electric Co. Inc. (a)	7	610
FTI Consulting Inc. (a)	5	816
FuelCell Energy, Inc. (a)	41	237
Gates Industrial Corporation PLC (a)	23	352
GATX Corporation	6	714
Genco Shipping & Trading Limited	9	203
Gibraltar Industries Inc. (a)	5	209
Global Industrial Company	6	195
GMS Inc. (a)	7	324
Gorman-Rupp Co.	5	180
GrafTech International Ltd.	39	372
Graham Corp.	2	18
Granite Construction Incorporated	6	190
Great Lakes Dredge & Dock Corp. (a)	11	155
Greenbrier Cos. Inc.	4	196
Griffon Corporation	9	177
H&E Equipment Services, Inc. (a)	6	265
Harsco Corporation (a)	12	142
Hawaiian Holdings, Inc. (a)	9	179
Heartland Express Inc. (a)	12	173
Heidrick & Struggles International Inc. (a)	4	148
Helios Technologies, Inc.	5	410
Herc Holdings Inc.	6	972
Heritage-Crystal Clean, LLC (a)	5	149
Herman Miller Inc. (a)	10	333
Hexcel Corp. (a)	13	763
Hill International Inc. (a)	8	13
Hillenbrand Inc.	11	486
HireQuest, Inc. (a)	1	11
HNI Corp.	6	237
HUB Group Inc. - Class A (a)	6	475
Hudson Global, Inc. (a)	—	7
Hudson Technologies Inc. (a)	10	63
Hurco Cos. Inc. (a)	1	36
Huron Consulting Group Inc. (a)	3	158
Huttig Building Products Inc. (a)	6	62
Hyster-Yale Materials Handling Inc. - Class A	2	76
IAA Spinco Inc. (a)	15	556
ICF International, Inc. (a)	3	280
IES Holdings, Inc. (a)	4	152
Infrastructure and Energy Alternatives, LLC (a)	9	106
Innovative Solutions and Support, Inc. (a)	—	3
Insperity, Inc.	6	607
Insteel Industries, Inc.	4	137
Interface Inc. - Class A (a)	12	163
IntriCon Corporation (a)	2	46
JELD-WEN Holding, Inc. (a)	14	289
JetBlue Airways Corporation (a)	49	728
John Bean Technologies Corp.	5	546
Kadant Inc.	2	390
Kaman Corp.	4	170
KAR Auction Services, Inc. (a)	16	291
Kelly Services Inc. - Class A (a)	8	167
Kennametal Inc.	12	329
Kforce Inc. (a)	3	222
Kimball International Inc. - Class B (a)	8	68
Kirby Corp. (a)	8	588
Korn Ferry	9	566
Kratos Defense & Security Solutions, Inc. (a)	19	396
Landstar System Inc. (a)	6	866
Lawson Products Inc. (a)	2	73
LB Foster Co. (a)	2	26
Lindsay Corp.	2	265
LSI Industries Inc. (a)	6	33
Luxfer Holdings PLC	4	70
Manitex International Inc. (a)	1	7
Manitowoc Co. Inc. (a)	6	96
ManpowerGroup Inc.	7	637
Marten Transport Ltd. (a)	13	228
Masonite International Corporation (a)	4	329
MasTec Inc. (a)	9	742
Mastech Digital, Inc. (a)	3	49
Matson Intermodal - Paragon, Inc.	8	971
Matthews International Corp. - Class A (a)	4	145
Maxar Technologies Inc.	11	448
Mayville Engineering Company, Inc. (a)	4	37
McGrath RentCorp (a)	4	302
Mega Matrix Corp. (a)	3	6
Mercury Systems Inc. (a)	7	450
Meritor, Inc. (a)	10	351
Mesa Air Group, Inc. (a)	9	39
Miller Industries Inc.	2	70
Mistras Group, Inc. (a)	6	38
Montrose Environmental Group, Inc. (a)	1	38
Moog Inc. - Class A	5	397
MRC Global Inc. (a)	16	192
MSA Safety Inc.	6	802
MSC Industrial Direct Co. - Class A	7	607
Mueller Industries Inc.	10	556
Mueller Water Products Inc. - Class A	23	303
MYR Group Inc. (a)	3	241
National Presto Industries Inc.	2	116
Nielsen Holdings plc	29	799
NN Inc. (a)	11	32
Northwest Pipe Co. (a)	2	50
Now, Inc. (a)	16	172
NV5 Global, Inc. (a)	2	281
Nvent Electric Public Limited Company	27	937
Omega Flex Inc. (a)	1	183
Orbital Energy Group, Inc. (a) (c)	5	9
Orion Energy Systems, Inc. (a)	5	15
Orion Group Holdings, Inc. (a)	6	15
Oshkosh Corp.	1	134
PAM Transportation Services Inc. (a)	5	160
Pangaea Logistics Solutions Ltd. (a)	5	30
Park-Ohio Holdings Corp. (a)	3	36
Parsons Corporation (a)	12	448
Patrick Industries, Inc. (a)	4	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Patriot Transportation, Inc. (a)	—	2
Performant Financial Corporation (a)	13	42
PGT Innovations, Inc. (a)	8	151
Pitney Bowes Inc.	29	153
Powell Industries Inc. (a)	2	42
Preformed Line Products Co. (a)	1	72
Primoris Services Corporation (a)	8	181
Proto Labs Inc. (a)	3	133
Quad/Graphics Inc. - Class A (a)	8	58
Quanex Building Products Corp.	6	136
Radiant Logistics, Inc. (a)	11	69
RBC Bearings Incorporated (a)	2	475
Red Violet, Inc. (a)	—	10
Regal-Beloit Corp.	7	982
Resideo Technologies, Inc. (a)	22	523
Resources Connection, Inc. (a)	7	126
REV Group Inc.	13	171
Rush Enterprises Inc. - Class A (a)	8	420
Rush Enterprises Inc. - Class B (a)	2	110
Ryder System, Inc.	8	635
Saia, Inc. (a)	4	1,006
Schneider National, Inc. - Class B	15	388
Shanghai Everjoy Health Group Co., Ltd. (a)	2	35
Sharps Compliance Corp. (a)	5	29
Shyft Group, Inc. (a)	5	184
Simpson Manufacturing Co. Inc.	7	756
SiteOne Landscape Supply, Inc. (a)	—	5
SkyWest Inc. (a)	8	223
SP Plus Corporation (a)	5	147
Spirit Aerosystems Holdings Inc. - Class A	2	81
Spirit Airlines, Inc. (a)	14	310
SPX Corp. (a)	7	356
SPX Flow, Inc.	6	476
Standex International Corp.	1	141
Steelcase Inc. - Class A	10	122
Stericycle Inc. (a)	11	677
Sterling Construction Co. Inc. (a)	6	164
SunRun Inc. (a)	17	519
Team, Inc. (a)	—	—
Tennant Co.	3	225
Terex Corp.	11	382
Tetra Tech, Inc. (a)	1	84
Textainer Group Holdings Limited	9	329
Thermon Group Holdings, Inc. (a)	7	113
Timken Co.	10	622
Titan International, Inc. (a)	11	166
Titan Machinery Inc. (a)	4	126
TPI Composites, Inc. (a)	4	52
Transact, Inc. (a)	2	154
TriMas Corp. (a)	6	180
TriNet Group Inc. (a)	10	998
Trinity Industries Inc.	13	454
Triton Container International Limited	11	767
TrueBlue, Inc. (a)	7	203
Turtle Beach Corp. (a)	3	61
Tutor Perini Corp. (a)	10	110
Twin Disc Inc. (a)	1	12
U.S. Xpress Enterprises, Inc. - Class A (a)	7	28
UFP Industries, Inc. (a)	11	828
Ultralife Corp. (a)	3	14
UniFirst Corp.	2	436
Univar Solutions Inc. (a)	28	902
Universal Logistics Holdings, Inc. (a)	5	92
US Ecology Parent, Inc. (a)	5	256
USA Truck Inc. (a)	2	38
Valmont Industries Inc.	3	773
Vectrus, Inc. (a)	2	84
Veritiv Corp. (a)	3	460
Viad Corp (a)	2	76
Vicor Corp. (a)	5	352
Vidler Water Resources, Inc. (a)	1	22
VSE Corp. (a)	3	116
Wabash National Corp.	10	145
Watts Water Technologies Inc. - Class A	4	610
Welbilt Inc. (a)	25	602
Werner Enterprises Inc. (a)	10	428
WESCO International, Inc. (a)	8	1,025
Willdan Group, Inc. (a)	2	68
Williams Industrial Services Group, L.L.C. (a)	1	2
WillScot Mobile Mini Holdings Corp. - Class A (a)	13	514
Woodward Governor Co. (a)	—	16
Yellow Corp. (a)	9	61
Zurn Water Solutions Corporation	19	681
		89,075
Information Technology 13.0%
2U, Inc. (a)	9	121
3D Systems Corporation (a)	18	306
A10 Networks, Inc.	14	192
ACI Worldwide, Inc. (a)	20	621
ACM Research, Inc. - Class A (a)	7	155
ADS Alliance Data Systems, Inc.	7	411
ADTRAN, Inc. (a)	9	169
Advanced Energy Industries, Inc. (a)	6	552
Agilysys, Inc. (a)	5	197
Airgain, Inc. (a)	2	17
Akerna Corp. (a)	3	3
Akoustis Technologies, Inc. (a) (c)	8	53
Alarm.Com Holdings, Inc. (a)	8	546
ALJ Regional Holdings, Inc. (a)	4	11
Alpha and Omega Semiconductor Limited (a)	6	344
Altair Engineering Inc. - Class A (a)	8	496
Alteryx, Inc. - Class A (a)	3	229
Ambarella Inc. (a)	6	612
American Software, Inc. - Class A (a)	6	127
Amkor Technology, Inc. (a)	38	817
Amtech Systems, Inc. (a)	3	31
AppFolio, Inc. - Class A (a)	3	309
Applied Optoelectronics, Inc. (a)	5	18
Arlo Technologies, Inc. (a)	16	137
AstroNova, Inc. (a)	1	8
Asure Software, Inc. (a)	4	24
Avaya Holdings Corp. (a)	12	153
Aviat Networks, Inc. (a)	2	59
Avid Technology, Inc. (a)	7	229
Avnet, Inc. (a)	15	619
Aware Inc. (a)	5	14
Axcelis Technologies, Inc. (a)	5	387
AXT, Inc. (a)	9	63
Badger Meter, Inc.	4	426
Bel Fuse Inc. - Class B (a)	2	42
Belden Inc.	7	397
Benchmark Electronics, Inc.	7	178
Benefitfocus.Com, Inc. (a)	6	76
Blackbaud, Inc. (a)	8	491
Blackline, Inc. (a)	6	468
BM Technologies, Inc. - Class A (a)	—	3
Box, Inc. - Class A (a)	22	649
Brightcove Inc. (a)	9	71
Brooks Automation Inc. (a)	9	729
CACI International Inc. - Class A (a)	4	1,101
CalAmp Corp. (a)	8	59
Calix, Inc. (a)	11	466
Cambium Networks Corp. (a)	3	79
Cantaloupe, Inc. (a)	14	98
Casa Systems, Inc. (a)	18	81
Cass Information Systems, Inc. (a)	3	102
CDK Global, Inc. (a)	16	795
CEVA Inc. (a)	5	184
ChannelAdvisor Corp. (a)	6	102
Cirrus Logic Inc. (a)	9	750
Clearfield, Inc. (a)	3	207
CMC Materials, Inc (a)	5	948
Coda Octopus Group, Inc. (a)	1	7
Cognyte Software Ltd (a)	7	75
Coherent Inc. (a)	1	400
Cohu Inc. (a)	6	180
CommScope Holding Company, Inc. (a)	30	238
CommVault Systems Inc. (a)	7	442
Computer Task Group Inc. (a)	3	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Comtech Telecommunications Corp. (a)	5	80
Concentrix Corporation (a)	—	13
Conduent Inc. (a)	29	152
Consensus Cloud Solutions, Inc. (a)	3	181
CSG Systems International, Inc. (a)	7	419
CTS Corp.	5	177
Cyberoptics Corp. (a)	2	62
Daktronics Inc. (a)	10	40
Datto Holding Corp. (a)	5	136
Diebold Nixdorf Inc. (a)	5	37
Digi International Inc. (a)	7	143
Diodes Inc. (a)	7	629
DoubleVerify Holdings, Inc. (a)	10	251
Duck Creek Technologies, Inc. (a)	18	405
DXC Technology Company (a)	—	7
DZS, Inc. (a)	6	80
Ebix Inc. (a)	4	134
EchoStar Corp. - Class A (a)	6	142
Egain Corporation (a)	7	77
EMCORE Corporation (a)	9	32
Envestnet, Inc. (a)	8	591
ePlus Inc. (a)	4	228
Euronet Worldwide Inc. (a)	5	702
Everbridge, Inc. (a)	6	242
Everspin Technologies, Inc. (a)	4	34
EVERTEC, Inc.	10	415
EVO Payments, Inc. - Class A (a)	6	146
ExlService Holdings Inc. (a)	5	748
Extreme Networks, Inc. (a)	20	240
Fabrinet (a)	6	624
FARO Technologies Inc. (a)	3	159
FormFactor Inc. (a)	12	499
Genasys Inc. (a)	7	20
GSI Technology, Inc. (a)	3	13
GTY Govtech, Inc. (a)	11	36
Hackett Group Inc. (a)	6	142
Harmonic, Inc. (a)	19	174
I3 Verticals, Inc. - Class A (a)	4	120
Ichor Holdings, Ltd. (a)	4	137
Identiv, Inc. (a)	4	67
II-VI Incorporated (a)	6	404
Immersion Corp. (a)	5	30
Infinera Corporation (a)	30	260
Information Services Group, Inc. (a)	11	73
Innodata Inc. (a)	6	41
Insight Enterprises, Inc. (a)	5	589
Intelligent Systems Corporation (a) (c)	1	14
InterDigital Communications, Inc. (a)	4	249
International Money Express Inc. (a)	7	144
inTEST Corporation (a)	3	28
Intevac Inc. (a)	5	24
IPG Photonics Corporation (a)	4	385
Issuer Direct Corporation (a)	1	26
Iteris, Inc. (a)	8	24
Itron Inc. (a)	8	411
J2 Cloud Services, LLC (a)	7	713
Jabil Inc.	—	27
JAMF Holding Corp. (a)	11	391
KBR, Inc.	23	1,270
Kimball Electronics Group, LLC (a)	5	98
Knowles Corporation (a)	13	276
Kulicke & Soffa Industries Inc. (a)	9	527
KVH Industries Inc. (a)	3	31
Lantronix, Inc. (a)	7	45
Lattice Semiconductor Corp. (a)	2	103
Limelight Networks, Inc. (a)	26	136
Littelfuse Inc. (a)	1	199
LivePerson, Inc. (a)	7	168
Liveramp, Inc. (a)	9	340
Lumentum Holdings Inc. (a)	11	1,109
Luna Innovations Incorporated (a)	8	59
MACOM Technology Solutions Holdings, Inc. (a)	11	632
MagnaChip Semiconductor, Ltd. (a)	9	152
Mandiant, Inc. (a)	32	718
Mantech International Corp. - Class A (a)	4	334
MAXIMUS Inc.	9	654
MaxLinear, Inc. (a)	11	642
Methode Electronics Inc.	6	241
Mimecast Uk Limited (a)	10	764
Mitek Systems, Inc. (a)	8	111
Model N, Inc. (a)	5	144
Momentive Global Inc. (a)	14	223
MoneyGram International, Inc. (a)	16	168
N-Able, Inc. (a)	11	104
NAPCO Security Technologies Inc. (a)	7	145
National Instruments Corp. (a)	19	781
NCR Corporation (a)	20	815
NeoPhotonics Corporation (a)	10	157
NETGEAR, Inc. (a)	6	146
NetScout Systems, Inc. (a)	10	334
Network-1 Technologies, Inc.	3	7
New Relic, Inc. (a)	3	214
Nlight, Inc. (a)	8	131
Novantas Inc. (a)	5	773
NVE Corp. (a)	1	55
One Stop Systems, Inc. (a)	1	5
Onespan, Inc. (a)	8	115
Onto Innovation Inc. (a)	7	593
OSI Systems Inc. (a)	3	223
Pagerduty, Inc. (a)	1	50
Paya Holdings Inc. - Class A (a)	4	21
Paysafe Limited (a)	4	14
Paysign, Inc. (a)	3	7
PC Connection, Inc. (a)	4	210
PC-Tel, Inc. (a)	3	13
PDF Solutions Inc. (a)	7	203
Pegasystems Inc. (a)	—	38
Perficient, Inc. (a)	5	553
PFSweb Inc. (a)	5	56
Photronics Inc. (a)	3	54
Ping Identity Holding Corp. (a)	11	294
Pixelworks, Inc. (a)	12	34
Plantronics Inc. (a)	5	192
Plexus Corp. (a)	5	370
Power Integrations Inc. (a)	9	817
Powerfleet Inc. (a)	8	24
Progress Software Corp. (a)	6	282
Q2 Holdings, Inc. (a)	8	512
Qualys, Inc. (a)	6	843
Rackspace Technology, Inc. (a) (c)	1	9
Rambus Inc. (a)	15	474
Ribbon Communications Inc. (a)	30	92
Richardson Electronics Ltd. (a)	2	19
Rimini Street, Inc. (a)	15	88
Rogers Corp. (a)	3	721
SailPoint Technologies Holdings, Inc. (a)	13	654
Sanmina Corp. (a)	10	396
Sapiens International Corporation N.V. (a)	10	248
ScanSource Inc. (a)	6	202
Science Applications International Corp.	9	797
Secureworks Corp. - Class A (a)	1	12
Semtech Corp. (a)	9	641
Servicesource International, Inc. (a)	4	6
ShotSpotter, Inc. (a)	2	60
Silicon Laboratories Inc. (a)	5	804
Sitime Corporation (a)	1	228
SMART Global Holdings, Inc. (a)	9	220
Smith Micro Software, Inc. (a)	10	38
SolarWinds Corporation (a)	15	196
SPS Commerce, Inc. (a)	5	701
SRAX, Inc. - Class A (a) (c)	3	14
StarTek, Inc. (a)	6	27
Stratasys, Inc. (a)	7	187
Sumo Logic, Inc. (a)	4	52
SunPower Corporation (a)	3	73
Super Micro Computer, Inc. (a)	7	255
Switch Inc - Class A	21	635
Synaptics Incorporated (a)	7	1,382
Synchronoss Technologies, Inc. (a)	5	9
Teradata Corporation (a)	16	812

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Terawulf Inc. (a)	—	3
Tessco Technologies Inc. (a)	1	3
The Western Union Company	20	381
Transact Technologies Inc. (a)	—	2
TTEC Holdings, Inc. (a)	7	557
TTM Technologies, Inc. (a)	13	194
Tucows Inc. - Class A (a)	1	39
Ultra Clean Holdings, Inc. (a)	7	288
Unisys Corp. (a)	9	196
Universal Display Corporation (a)	—	83
Upland Software, Inc. (a)	4	70
Upstate Property Rentals, LLC (a)	6	207
Usio, Inc. (a)	5	17
Varonis Systems, Inc. (a)	16	745
Veeco Instruments Inc. (a)	7	198
Verint Systems Inc. (a)	10	527
Verra Mobility Corporation - Class A (a)	23	373
Vertex, Inc. - Class A (a)	1	22
ViaSat, Inc. (a)	11	538
Viavi Solutions Inc. (a)	35	567
VirnetX Holding Corporation (a) (c)	2	4
Vishay Intertechnology Inc.	21	402
Vishay Precision Group, Inc. (a)	3	88
Vontier Corporation	26	656
Wayside Technology Group Inc. (a)	1	19
Wex, Inc. (a)	2	284
Xerox Holdings Corporation (a)	25	498
Xperi Holding Corporation (a)	4	65
Yext, Inc. (a)	17	119
		65,796
Consumer Discretionary 12.8%
1-800-Flowers.Com, Inc. - Class A (a)	5	63
Abercrombie & Fitch Co. - Class A (a)	10	334
Academy, Ltd. (a)	15	585
Acushnet Holdings Corp.	12	496
Adient Public Limited Company (a)	14	575
Adtalem Global Education Inc. (a)	8	252
American Axle & Manufacturing Holdings, Inc. (a)	21	160
American Eagle Outfitters, Inc. (c)	26	433
American Outdoor Brands, Inc. (a)	3	44
American Public Education, Inc. (a)	4	76
America's Car Mart, Inc. (a)	1	97
Ark Restaurants Corp. (a)	1	11
ARKO Corp. - Class A (a)	15	138
Asbury Automotive Group, Inc. (a)	4	573
Aspen Group, Inc. (a) (c)	6	10
Autoliv, Inc.	7	530
AutoNation, Inc. (a)	6	582
Ballantyne Strong, Inc. (a)	2	7
Barnes & Noble Education, Inc. (a)	11	39
Bassett Furniture Industries, Incorporated (a)	2	38
BBQ Holdings, Inc. (a)	1	20
Beazer Homes USA, Inc. (a)	7	102
Bed Bath & Beyond Inc. (a)	14	305
Big 5 Sporting Goods Corporation (a) (c)	3	47
Big Lots, Inc. (c)	5	163
BJ's Restaurants, Inc. (a)	4	105
Bloomin' Brands, Inc. (a)	13	287
Bluegreen Vacations Holding Corporation - Class A (a)	5	134
Boot Barn Holdings, Inc. (a)	5	446
Boyd Gaming Corporation (a)	—	25
Bright Horizons Family Solutions Inc. (a)	—	37
Brinker International Inc. (a)	5	209
Brunswick Corp.	9	711
Buckle Inc.	8	261
Build-A-Bear Workshop Inc. (a)	4	70
Caleres Inc.	8	145
Camping World Holdings, Inc. - Class A (c)	6	172
CarParts.com, Inc. (a)	10	69
Carriage Services Inc.	4	210
Carrols Restaurant Group, Inc. (a)	13	29
Carter's Inc.	7	607
Cato Corp. - Class A	5	67
Cavco Industries Inc. (a)	1	345
Century Casinos Inc. (a)	6	70
Century Communities Inc.	5	274
Charles & Colvard, Ltd. (a)	4	6
Cheesecake Factory Inc. (a)	7	280
Chico's FAS Inc. (a)	26	124
Childrens Place Retail Stores Inc. (a)	2	119
Choice Hotels International Inc.	4	622
Chuy's Holdings Inc. (a)	3	90
Citi Trends, Inc. (a)	2	48
CLARUS Corporation (a)	7	161
Columbia Sportswear Co. (a)	10	923
Conn's Inc. (a)	6	96
Container Store Group Inc. (a)	9	73
Cooper-Standard Holdings Inc. (a)	4	32
Copa Holdings, S.A. - Class A (a)	4	339
Cracker Barrel Old Country Store, Inc. (a)	4	423
Crocs Inc. (a)	9	706
Culp Inc.	2	16
Dana Holding Corp.	23	398
Dave & Buster's Entertainment Inc. (a)	6	282
Deckers Outdoor Corp. (a)	—	66
Delta Apparel Inc. (a)	2	57
Denny's Corporation (a)	12	165
Designer Brands Inc. - Class A (a)	10	133
Destination XL Group, Inc. (a)	3	16
Dillard's Inc. - Class A	3	801
Dine Brands Global Inc.	2	178
Dorman Products Inc. (a)	5	465
Duluth Holdings Inc. - Class B (a)	3	42
Educational Development Corporation (a)	1	5
El Pollo Loco Holdings Inc. (a)	7	76
Escalade Inc. (a)	3	40
Ethan Allen Interiors Inc.	5	139
Everi Holdings Inc. (a)	12	250
Fiesta Restaurant Group, Inc. (a)	7	50
Fisker Group Inc. - Class A (a) (c)	9	113
Flexsteel Industries Inc. (a)	1	22
Foot Locker, Inc.	16	464
Fossil Group, Inc. (a)	11	104
Fox Factory Holding Corp. (a)	5	488
Franchise Group, Inc. (a)	5	219
Frontdoor, Inc. (a)	12	373
Full House Resorts, Inc. (a)	7	64
Funko Inc. - Class A (a)	6	109
Gap Inc.	14	194
Garrett Motion Inc. (a)	12	84
Genesco Inc. (a)	3	173
Gentex Corp. (a)	26	748
Gentherm Incorporated (a)	6	409
G-III Apparel Group, Ltd. (a)	7	183
Gopro Inc. - Class A (a)	19	164
Graham Holdings Co. - Class B	1	333
Grand Canyon Education, Inc. (a)	5	529
Grantley Adams International Airport Inc. - Class A (a)	3	17
Green Brick Partners Inc. (a)	7	146
Group 1 Automotive Inc.	3	474
Groupon, Inc. (a) (c)	5	98
Guess Inc.	9	201
H & R Block, Inc.	24	624
Hamilton Beach Brands Holding Company - Class A	1	9
Hanesbrands Inc.	49	729
Harley-Davidson, Inc.	24	958
Haverty Furniture Cos. Inc.	3	84
Helen of Troy Ltd (a)	4	734
Hibbett Sports Inc. (a)	3	111
Hilton Grand Vacations Inc. (a)	13	678
Hooker Furniture Corp. (a)	3	55
Horizon Global Corporation (a)	1	7
Houghton Mifflin Harcourt Company (a)	23	486
Hovnanian Enterprises, Inc. - Class A (a)	1	59
iMedia Brands, Inc. - Class A (a)	3	17
Inspired Entertainment, Inc. (a)	6	69
Installed Building Products, Inc.	4	306

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
International Game Technology PLC	28	684
iRobot Corp. (a)	4	270
Jack in the Box Inc. (a)	3	267
Johnson Outdoors Inc. - Class A (a)	2	139
KB Home	13	435
Kirkland's Inc. (a)	2	23
Kohl's Corporation	7	417
Kontoor Brands, Inc.	8	335
Koss Corporation (a)	1	6
Kura Sushi USA, Inc. (a)	—	22
Lakeland Industries Inc. (a)	2	31
Lands' End, Inc. (a)	7	112
Laureate Education Inc. - Class A (a)	22	265
La-Z-Boy Inc.	6	170
Lazydays Holdings, Inc. (a)	3	56
LCI Industries	4	395
Legacy Housing Corporation (a)	5	116
Leggett & Platt Inc.	21	736
LGI Homes, Inc. (a)	4	351
Lifetime Brands, Inc. (a)	4	55
Lincoln Educational Services Corporation (a)	6	44
Liquidity Services, Inc. (a)	7	124
Lumber Liquidators, Inc. (a)	5	74
M/I Homes, Inc. (a)	2	92
Macy's, Inc.	59	1,432
Malibu Boats, Inc. - Class A (a)	3	186
Marine Products Corp.	4	44
MarineMax Inc. (a)	3	120
Marriott Vacations Worldwide Corporation	6	1,020
MasterCraft Boat Holdings, Inc. (a)	3	85
Mattel, Inc. (a)	13	286
MDC Holdings Inc.	11	422
Medifast, Inc.	2	319
Meritage Homes Corporation (a)	2	185
Modine Manufacturing Co. (a)	11	95
Monarch Casino & Resort Inc. (a)	2	181
Monro Inc. (a)	5	234
Motorcar Parts of America Inc. (a)	4	78
Movado Group Inc.	4	156
Murphy USA Inc.	5	981
Nathan's Famous Inc. (a)	1	39
National Vision Holdings, Inc. (a)	13	551
Nautilus, Inc. (a)	6	27
Noodles & Company - Class A (a)	8	49
Nordstrom Inc.	16	432
Obh Inc. - Class A (a)	—	7
Obh Inc. - Class B (a)	1	79
Office Depot, Inc. (a)	8	349
Ollie's Bargain Outlet Holdings Inc. (a)	10	420
OneSpaWorld Holdings Limited (a)	13	134
Onewater Marine Inc. - Class A (a)	2	71
Oxford Industries Inc.	3	243
Papa John's International Inc. (a)	5	557
Party City Holdco Inc. (a)	20	72
Penn National Gaming Inc. (a)	—	9
Penske Automotive Group, Inc.	7	664
Perdoceo Education Corporation (a)	14	159
PetMed Express Inc. (a) (c)	4	114
Planet Fitness, Inc. - Class A (a)	2	155
Playa Hotels & Resorts N.V. (a)	22	193
PlayAGS, Inc. (a)	7	45
Polaris Industries Inc.	3	360
PROG Holdings, Inc. (a)	10	289
Purple Innovation, Inc. (a)	7	40
PVH Corp.	9	727
Quotient Technology Inc. (a)	15	93
Qurate Retail, Inc. - Series A (a)	56	268
RCI Hospitality Holdings, Inc. (a)	2	132
Red Robin Gourmet Burgers, Inc. (a)	3	43
Red Rock Resorts, Inc. - Class A (a)	10	508
Regis Corp. (a)	7	14
Rent-A-Center, Inc. (a)	9	229
Revolve Group - Class A (a)	6	303
Rocky Brands Inc. (a)	2	65
Ruth's Hospitality Group Inc. (a)	7	163
Salem Media Group, Inc. - Class A (a)	3	9
Sally Beauty Holdings, Inc. (a)	15	235
Scientific Games Corporation (a)	10	602
Seaworld Entertainment, Inc. (a)	12	879
Shake Shack Inc. - Class A (a)	5	337
Shoe Carnival Inc. (a)	5	153
Shutterstock Inc.	5	510
Signet Jewelers Limited	9	668
Six Flags Operations Inc.	9	411
Skechers U.S.A. Inc. - Class A (a)	20	835
Skyline Corp. (a)	10	532
Sleep Number Corporation (a)	3	157
Smith & Wesson Brands, Inc. (a)	9	141
Sonic Automotive, Inc. - Class A	4	175
Sonos, Inc. (a)	17	490
Sportsman's Warehouse Holdings, Inc. (a)	6	67
Standard Motor Products Inc.	4	173
Steven Madden Ltd. (a)	13	494
Stitch Fix, Inc. - Class A (a)	11	112
Stoneridge, Inc. (a)	5	105
Strategic Education, Inc. (a)	3	192
Strattec Security Corp. (a)	1	32
Stride, Inc. (a)	7	243
Superior Industries International Inc. (a)	5	22
Superior Uniform Group Inc. (a)	3	62
Sypris Solutions, Inc. (a)	3	7
Taylor Morrison Home II Corporation - Class A (a)	20	547
Tempur Sealy International, Inc.	11	298
Tenneco Inc. - Class A (a)	14	249
Terminix Global Holdings, Inc. (a)	16	740
Texas Roadhouse Inc. - Class A (a)	10	857
The Aaron's Company, Inc.	4	88
The Goodyear Tire & Rubber Company (a)	44	627
The Lovesac Company (a)	2	134
The One Group Hospitality, Inc. (a)	6	68
The Wendy's Company	32	699
Thor Industries Inc.	8	612
Tile Shop Holdings, Inc. (a)	8	53
Tilly's Inc. - Class A (a)	5	47
Toll Brothers Inc.	3	127
TopBuild Corp. (a)	2	408
Travel + Leisure Co.	13	735
TRI Pointe Homes, Inc. (a)	17	345
Tuesday Morning Corporation (a) (c)	18	20
Tupperware Brands Corp. (a)	8	155
Unifi Inc. (a)	4	65
Universal Electronics Inc. (a)	3	81
Universal Technical Institute Inc. (a)	8	71
Urban Outfitters Inc. (a)	15	381
Veoneer, Inc. (a)	2	66
Vera Bradley, Inc. (a)	8	59
Vincent Holding Corp. (a)	1	7
Vista Outdoor Inc. (a)	8	300
Visteon Corporation (a)	4	454
VOXX International Corporation - Class A (a)	3	28
Weyco Group Inc. (a)	1	15
Wingstop Inc. (a)	4	514
Winmark Corp. (a)	1	157
Winnebago Industries Inc.	5	277
Wolverine World Wide, Inc.	12	273
WW International, Inc. (a)	9	92
Wyndham Hotels & Resorts, Inc.	2	177
XPEL, Inc. (a)	4	201
YETI Holdings, Inc. (a)	9	511
Zovio Inc. (a)	2	2
Zumiez Inc. (a)	4	138
		64,776
Health Care 12.6%
1Life Healthcare, Inc. (a)	2	25
2Seventy Bio, Inc. (a)	1	19
AC Immune SA (a) (c)	2	7
Acadia Healthcare Company, Inc. (a)	14	909
ACADIA Pharmaceuticals Inc. (a)	15	375
Accuray Incorporated (a)	21	71

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Adaptive Biotechnologies Corporation (a)	21	297
Addus HomeCare Corporation (a)	3	277
Adicet Therapeutics, Inc. (a)	5	103
ADMA Biologics, Inc. (a)	15	28
Adverum Biotechnologies, Inc. (a) (c)	7	10
Aeglea Biotherapeutics, Inc. (a)	11	26
Agios Pharmaceuticals, Inc. (a)	10	287
Akebia Therapeutics, Inc. (a)	30	22
Akero Therapeutics Inc. (a)	7	100
Akouos, Inc. (a) (c)	1	6
Albireo Pharma, Inc. (a)	4	119
Aldeyra Therapeutics, Inc. (a)	3	11
Alector, Inc. (a)	13	186
Alkermes Public Limited Company (a)	25	654
Allakos Inc. (a)	1	5
Allogene Therapeutics, Inc. (a)	5	43
Allovir, Inc. (a)	2	12
Allscripts Healthcare Solutions, Inc. (a)	20	456
Altimmune, Inc. (a)	2	13
Amedisys, Inc. (a)	3	465
AMN Healthcare Services, Inc. (a)	8	784
Amneal Pharmaceuticals, Inc. - Class A (a)	21	88
Amphastar Pharmaceuticals, Inc. (a)	10	371
Anaptysbio, Inc. (a)	7	169
AngioDynamics, Inc. (a)	8	167
ANI Pharmaceuticals, Inc. (a)	3	94
Anika Therapeutics, Inc. (a)	3	74
Annexon, Inc. (a)	1	2
Antares Pharma, Inc. (a)	32	133
Apex Medical Corp. (a)	7	45
Apollo Medical Holdings, Inc. (a) (c) (d)	8	404
Applied Genetic Technologies Corporation (a) (c)	2	2
Applied Molecular Transport Inc. (a)	—	4
Applied Therapeutics, Inc. (a)	5	10
Aptinyx Inc. (a)	6	13
Aravas Inc. (a)	2	3
Aravive Biologics, Inc. (a)	2	4
Arcturus Therapeutics Holdings Inc. (a)	2	49
Arcus Biosciences, Inc. (a)	8	250
Arcutis Biotherapeutics, Inc. (a)	6	125
Ardelyx, Inc. (a)	19	21
Asensus Surgical, Inc. (a)	5	3
Assembly Biosciences, Inc. (a) (c)	7	14
Atara Biotherapeutics, Inc. (a)	15	136
Athenex, Inc. (a) (c)	13	10
Atreca, Inc. - Class A (a) (c)	6	18
AtriCure, Inc. (a)	7	477
Atrion Corporation (a)	—	185
Atyr Pharma, Inc. (a)	2	9
Avanos Medical, Inc. (a)	7	243
AVEO Pharmaceuticals, Inc. (a) (c)	4	21
Avidity Biosciences, Inc. (a)	4	68
AVROBIO, Inc. (a)	5	7
AxoGen, Inc. (a)	7	60
Axonics Modulation Technologies, Inc. (a)	7	432
Berks County Industrial Development Authority (a)	4	25
BeyondSpring Inc. (a) (c)	1	2
BioLife Solutions, Inc. (a)	1	14
BioSig Technologies, Inc. (a)	1	1
Bioxcel Therapeutics, Inc. (a)	—	7
Bluebird Bio, Inc. (a)	7	33
Blueprint Medicines Corporation (a)	7	466
Brookdale Senior Living Inc. (a)	29	207
C4 Therapeutics, Inc. (a)	2	47
Cabaletta Bio, Inc. (a)	4	9
Calyxt, Inc. (a)	5	5
Capricor Therapeutics, Inc. (a)	3	10
Cara Therapeutics, Inc. (a)	10	124
Cardiovascular Systems Inc. (a)	6	146
CareCloud, Inc. (a)	1	7
Caredx, Inc. (a)	7	273
CASI Pharmaceuticals, Inc. (a)	17	14
Castle Biosciences, Inc. (a)	3	133
Catalyst Pharmaceuticals, Inc. (a)	19	160
Celldex Therapeutics, Inc. (a)	7	247
Champions Oncology, Inc. (a)	1	4
Chemed Corporation	—	240
ChemoCentryx, Inc. (a)	6	138
Chimerix, Inc. (a)	15	69
Chinook Therapeutics, Inc. (a)	10	168
Chinook Therapeutics, Inc. (a) (e)	3	5
Codexis, Inc. (a)	10	198
Collegium Pharmaceutical, Inc. (a)	7	146
Community Health Systems Inc. (a)	19	230
Computer Programs & Systems Inc. (a)	3	107
Concert Pharmaceuticals Inc. (a)	4	13
Conmed Corp. (a)	4	666
Corcept Therapeutics Inc. (a)	15	347
Corvel Corp. (a)	3	535
Corvus Pharmaceuticals Inc. (a)	12	20
Covetrus, Inc. (a)	21	354
Crinetics Pharmaceuticals, Inc. (a)	8	172
CRISPR Therapeutics AG (a) (c)	2	103
Cross Country Healthcare Inc. (a)	8	177
CryoLife Inc. (a)	8	174
Cue Biopharma, Inc. (a)	7	33
Cumberland Pharmaceuticals Inc. (a)	3	8
Cutera Inc. (a)	3	210
Cyclerion Therapeutics, Inc. (a)	3	3
Cymabay Therapeutics, Inc. (a)	14	43
Cytomx Therapeutics, Inc. (a)	14	37
CytoSorbents Corporation (a)	7	24
Deciphera Pharmaceuticals, Inc. (a)	5	42
Denali Therapeutics Inc. (a)	14	447
DURECT Corporation (a)	39	26
Eagle Pharmaceuticals Inc. (a)	2	123
Edesa Biotech Inc. (a)	2	6
Editas Medicine, Inc. (a)	10	189
Eiger Biopharmaceuticals, Inc. (a)	8	64
Electromed, Inc. (a)	1	10
Emergent BioSolutions Inc. (a)	6	264
Enanta Pharmaceuticals, Inc. (a)	5	340
Encompass Health Corporation	9	664
Endo International Public Limited Company (a)	49	113
Entasis Therapeutics Holdings Inc. (a) (c)	5	9
Envista Holdings Corporation (a)	18	862
Enzo Biochem Inc. (a)	10	28
Equillium, Inc. (a)	1	2
Evelo Biosciences, Inc. (a) (c)	2	8
Evolent Health, Inc. - Class A (a)	13	433
Evolus, Inc. (a) (c)	7	79
Exagen Inc. (a)	1	7
Exelixis, Inc. (a)	44	999
Eyepoint Pharmaceuticals, Inc. (a)	2	22
Fate Therapeutics, Inc. (a)	15	565
FibroGen, Inc. (a)	9	108
Five Star Senior Living Inc. (a)	4	8
Fluidigm Corporation (a) (c)	17	60
Foghorn Therapeutics Inc. (a) (c)	2	37
Fonar Corporation (a)	1	22
Forma Therapeutics Holdings, Inc. (a)	2	22
Frequency Therapeutics, Inc. (a)	1	3
Fulcrum Therapeutics, Inc. (a) (c)	7	175
G1 Therapeutics, Inc. (a) (c)	8	59
Generation Bio Co. (a)	1	6
Genprex, Inc. (a)	3	7
Geron Corp. (a) (c)	20	27
Glaukos Corp. (a)	6	323
Global Blood Therapeutics, Inc. (a)	7	247
Globus Medical Inc. - Class A (a)	3	240
GlycoMimetics, Inc. (a)	5	5
Gritstone Oncology, Inc. (a)	13	55
Haemonetics Corp. (a)	6	376
Halozyme Therapeutics, Inc. (a)	19	767
Hanger, Inc. (a)	8	138
Harmony Biosciences Holdings Inc. (a)	6	303
Harpoon Therapeutics, Inc. (a)	8	39
Harvard Bioscience Inc. (a)	9	56
Health Catalyst, Inc. (a)	8	199
Healthcare Services Group Inc. (a)	10	195

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
HealthEquity, Inc. (a)	12	836
Healthstream, Inc. (a)	7	133
Heat Biologics, Inc. (a)	4	14
Heron Therapeutics, Inc. (a)	17	95
Heska Corporation (a)	2	227
Homology Medicines, Inc. (a)	12	38
Hookipa Pharma Inc. (a)	4	9
Horizon Orphan LLC (a)	5	109
iCAD, Inc. (a)	3	15
ICU Medical, Inc. (a)	4	781
IDEAYA Biosciences, Inc. (a)	8	85
IGM Biosciences, Inc. (a)	2	61
ImmunoPrecise Antibodies Ltd. (a)	—	2
Immunovant, Inc. (a) (c)	6	35
Inari Medical, Inc. (a)	7	663
InfuSystem Holdings, Inc. (a)	4	38
Innoviva, Inc. (a)	16	305
Inogen, Inc. (a)	5	147
Inotiv, Inc. (a) (c)	1	20
Insmed Inc. (a)	7	173
Integer Holdings Corporation (a)	5	409
Integra LifeSciences Holdings Corp. (a)	13	835
Intellia Therapeutics, Inc. (a)	11	773
Intra-Cellular Therapies, Inc. (a)	12	752
Invacare Corp. (a)	9	13
Ionis Pharmaceuticals Inc. (a)	5	174
Iovance Biotherapeutics Inc. (a)	16	268
Iradimed Corp. (a)	3	115
iRhythm Technologies Inc. (a)	3	415
Ironwood Pharmaceuticals, Inc. - Class A (a)	23	283
Iteos Therapeutics Inc. (a)	3	102
Iveric Bio, Inc. (a)	17	291
Jounce Therapeutics Inc. (a)	12	84
KalVista Pharmaceuticals Inc. (a)	1	9
Karuna Therapeutics, Inc. (a)	3	426
Kezar Life Sciences, Inc. (a)	10	164
Kiniksa Pharmaceuticals Ltd. - Class A (a)	6	61
Kodiak Sciences, Inc. (a)	6	50
Krystal Biotech, Inc. (a)	3	230
Kura Oncology, Inc. (a)	7	110
Kymera Therapeutics, Inc. (a)	5	206
Lantheus Holdings Inc. (a)	10	571
Larimar Therapeutics, Inc. (a)	2	7
Leap Therapeutics, Inc. (a) (c)	20	34
LeMaitre Vascular Inc. (a)	4	182
Lensar, Inc. (a)	1	8
Lexicon Pharmaceuticals, Inc. (a)	28	59
LHC Group, Inc. (a)	5	845
Ligand Pharmaceuticals Incorporated (a)	3	301
Lineage Cell Therapeutics, Inc. (a) (c)	4	7
Liquidia Technologies, Inc. (a) (c)	4	26
LivaNova PLC (a)	8	662
MacroGenics Inc. (a)	12	104
Madrigal Pharmaceuticals Inc. (a)	2	236
Magenta Therapeutics, Inc. (a)	12	35
Marinus Pharmaceuticals, Inc. (a) (c)	7	61
MediciNova, Inc. (a)	3	8
Mednax, Inc. (a)	13	306
Medpace Holdings, Inc. (a)	5	897
MEI Pharma, Inc. (a)	22	13
MeiraGTx Holdings plc (a)	9	129
Meridian Bioscience Inc. (a)	9	222
Merit Medical Systems Inc. (a)	8	564
Merrimack Pharmaceuticals Inc. (a)	1	5
Mersana Therapeutics, Inc. (a)	4	18
Mesa Laboratories, Inc. (a)	1	184
Milestone Pharmaceuticals Inc. (a)	2	11
ModivCare Inc. (a)	2	234
Molecular Templates, Inc. (a)	9	33
Morphic Holding, Inc. (a)	4	180
Mustang Bio, Inc. (a)	21	21
Myriad Genetics, Inc. (a)	12	304
NanoString Technologies, Inc. (a)	3	104
National Healthcare Corp.	2	168
National Research Corp. (a)	4	140
Natus Medical Inc. (a)	7	181
Nektar Therapeutics (a)	28	151
Neogen Corp. (a)	16	479
Neogenomics Laboratories, Inc. (a)	19	228
Neoleukin Therapeutics, Inc. (a)	2	5
Neurocrine Biosciences, Inc. (a)	—	16
Neuronetics, Inc. (a) (c)	2	7
Nevro Corp. (a)	3	241
Nextcure, Inc. (a) (c)	6	30
Nextgen Healthcare Inc. (a)	11	226
NGM Biopharmaceuticals, Inc. (a)	11	175
Nurix Therapeutics, Inc. (a)	3	39
NuVasive Inc. (a)	8	455
Omnicell, Inc. (a)	7	874
Oncocyte Corporation (a)	10	14
Onconova Therapeutics, Inc. (a)	3	5
Opiant Pharmaceuticals, Inc. (a)	1	11
OPKO Health, Inc. (a) (c)	80	275
OptimizeRX Corporation (a)	3	118
Option Care Health, Inc. (a)	27	778
Orasure Technologies, Inc. (a)	13	86
Organogenesis Holdings Inc. - Class A (a)	6	48
Organon & Co.	—	17
Orgenesis Inc. (a) (c)	2	8
Orthofix Medical Inc. (a)	4	121
Orthopediatrics Corp. (a)	3	169
Otonomy, Inc. (a)	6	14
Owens & Minor Inc.	12	512
Oyster Point Pharma, Inc. (a) (c)	1	6
Pacira Biosciences, Inc. (a)	6	490
Patterson Cos. Inc. (a)	15	488
PDL BioPharma, Inc. (a) (e)	14	49
Perrigo Company Public Limited Company	20	786
Personalis, Inc. (a)	7	59
PetIQ, Inc. - Class A (a)	6	152
Phathom Pharmaceuticals, Inc. (a)	2	30
Phibro Animal Health Corporation - Class A (a)	4	79
Pieris AG (a)	12	38
Pliant Therapeutics, Inc. (a)	—	3
Poseida Therapeutics, Inc. (a)	5	23
Pphm, Inc. (a)	9	188
Precigen, Inc. (a)	6	13
Precision BioSciences Inc (a)	12	36
Premier Healthcare Solutions, Inc. - Class A	17	621
Prestige Consumer Healthcare Inc. (a)	8	411
Progyny, Inc. (a)	15	755
Prometheus Biosciences, Inc. (a)	—	11
Protagonist Therapeutics, Inc. (a)	7	165
Prothena Corporation Public Limited Company (a)	7	268
Quanterix Corporation (a)	6	168
Quidel Corporation (a)	6	707
R1 RCM Inc. (a)	39	1,055
RadNet Inc. (a)	8	184
Regenxbio Inc. (a)	6	210
Relmada Therapeutics, Inc. (a)	3	80
Repare Therapeutics Inc. (a)	1	21
Replimune Group, Inc. (a)	7	113
Revance Therapeutics Inc. (a)	11	222
Revolution Medicines, Inc. (a)	7	190
Rhythm Pharmaceuticals, Inc. (a)	4	41
Rigel Pharmaceuticals Inc. (a)	39	115
Rocket Pharmaceuticals, Ltd. (a)	8	134
Rubius Therapeutics, Inc. (a)	5	26
RVL Pharmaceuticals Public Limited Company (a)	2	3
Sage Therapeutics Inc. (a)	6	202
Sangamo Therapeutics Inc. (a)	27	158
Satsuma Pharmaceuticals, Inc. (a)	5	19
Scholar Rock Holding Corporation (a)	5	61
Schrodinger, Inc. (a)	2	61
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	8	97
Select Medical Holdings Corporation	19	466
Semler Scientific, Inc. (a)	1	61
Sensus Healthcare, Inc. (a)	2	24
Seres Therapeutics, Inc. (a)	13	95

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Shockwave Medical, Inc. (a)	2	311
SI-BONE, Inc. (a)	6	143
Sierra Oncology, Inc. (a)	1	20
SIGA Technologies, Inc. (a)	16	111
Simulations Plus Inc. (a)	2	96
Solid Biosciences Inc. (a)	1	1
Sotera Health LLC (a)	22	467
Spectrum Pharmaceuticals, Inc. (a)	30	39
Spero Therapeutics, Inc. (a) (c)	7	60
Springworks Therapeutics, Inc. (a)	5	257
Staar Surgical Co. (a)	7	558
Stereotaxis, Inc. (a)	14	54
Stoke Therapeutics, Inc. (a)	4	94
Supernus Pharmaceuticals Inc. (a)	7	232
Surface Oncology, Inc. (a)	11	32
Surgalign Holdings, Inc. (a)	9	3
SurModics Inc. (a)	3	123
Sutro Biopharma, Inc. (a)	9	75
Symbion, Inc. (a)	14	744
Syndax Pharmaceuticals, Inc. (a)	10	175
Synlogic Operating Company, Inc. (a)	2	5
Syros Pharmaceuticals, Inc. (a)	15	17
Tactile Systems Technology, Inc. (a)	4	76
Tandem Diabetes Care Inc. (a)	2	210
Taro Pharmaceutical Industries Ltd (a)	4	187
TCR2 Therapeutics Inc. (a)	8	21
Tenet Healthcare Corporation (a)	2	195
The Ensign Group, Inc. (a)	9	790
The Joint Corp (a)	2	80
The Pennant Group, Inc. (a)	6	110
Tivity Health, Inc. (a)	8	267
TRACON Pharmaceuticals, Inc. (a)	3	8
TransMedics Group, Inc. (a)	6	155
Travere Therapeutics, Inc. (a)	10	245
Tricida, Inc. (a) (c)	1	11
Turning Point Therapeutics, Inc. (a)	5	128
Twist Bioscience Corporation (a)	7	365
U. S. Physical Therapy, Inc.	2	184
Ultragenyx Pharmaceutical Inc. (a)	8	604
Utah Medical Products Inc. (a)	1	64
Vanda Pharmaceuticals Inc. (a)	11	122
Vapotherm, Inc. (a)	6	77
Varex Imaging Corporation (a)	7	147
VBI Vaccines (Delaware) Inc. (a) (c)	11	18
Venus Concept Inc. (a)	10	14
Verastem, Inc. (a)	41	58
Vericel Corporation (a)	7	264
Verrica Pharmaceuticals Inc. (a) (c)	1	9
ViewRay, Inc. (a)	33	128
Viking Therapeutics, Inc. (a) (c)	17	52
VIR Biotechnology, Inc. (a)	10	261
Voyager Therapeutics, Inc. (a)	3	20
Wave Life Sciences Ltd. (a)	2	4
X4 Pharmaceuticals Inc. (a)	5	9
Xbiotech Inc (a)	6	52
Xencor, Inc. (a)	9	238
Xenon Pharmaceuticals Inc. (a)	8	250
Y-mAbs Therapeutics, Inc. (a) (c)	5	58
Zeno Pharmaceuticals, Inc. (a)	1	45
ZIOPHARM Oncology, Inc. (a)	28	18
		63,818
Energy 7.0%
Adams Resources & Energy, Inc.	1	31
Alto Ingredients, Inc. (a)	16	111
Altus Midstream LP - Class A (a)	1	38
Antero Midstream Corporation	75	811
Antero Resources Corporation (a)	60	1,821
Arch Resources, Inc. - Class A	4	505
Archrock, Inc.	24	219
Berry Corporation (Bry) (a)	18	189
Brigham Minerals, Inc. - Class A	6	150
Bristow Group Inc. (a)	5	193
Cactus Inc. - Class A	8	443
California Resources Corporation	10	443
Callon Petroleum Company (a)	9	523
Centennial Resource Development, LLC - Class A (a)	49	398
Centrus Energy Corp. - Class A (a)	3	102
ChampionX Corporation (a)	29	705
Chesapeake Energy Corporation (a)	11	939
Civitas Resources, Inc.	11	662
Clean Energy Fuels Corp. (a)	32	252
CNX Resources Corporation (a)	32	656
Comstock Resources, Inc. (a)	39	509
CONSOL Mining Corporation (a)	8	317
Core Laboratories N.V.	6	198
Crescent Energy Company - Class A (c)	6	96
CVR Energy, Inc. (a)	13	323
Delek US Holdings, Inc. (a)	11	227
Denbury Inc. (a)	8	622
DHT Holdings, Inc.	33	191
DMC Global Inc. (a)	4	110
Dorian LPG Ltd. (a)	12	169
Dril-Quip Inc. (a)	7	254
DT Midstream, Inc.	5	250
Earthstone Energy, Inc. - Class A (a)	10	121
Enlink Midstream, LLC	76	731
EQT Corporation	2	84
Equitrans Midstream Corp.	69	581
Evolution Petroleum Corporation	7	46
Expro Group Holdings N.V. (a)	13	233
Exterran Trinidad LLC (a)	6	40
Falcon Minerals Corporation - Class A (a)	10	67
Forum Energy Technologies, Inc. (a)	1	34
Geospace Technologies Corporation (a)	2	12
Green Plains Renewable Energy Inc. (a)	8	244
Gulf Island Fabrication Inc. (a)	2	6
Hallador Energy Company (a)	5	18
Helix Energy Solutions Group, Inc. (a)	30	143
Helmerich & Payne Inc.	16	695
HF Sinclair Corporation (a)	23	920
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	9	163
Kosmos Energy Ltd. (a)	80	573
Laredo Petroleum, Inc. (a)	3	234
Liberty Oilfield Services Inc. - Class A (a)	26	390
Magnolia Oil & Gas Corp. - Class A	33	777
Mammoth Energy Services, Inc. (a)	1	2
Matador Resources Co.	22	1,151
Matrix Service Co. (a)	6	52
Murphy Oil Corporation	28	1,115
Nabors Industries Ltd (a)	1	217
NACCO Industries Inc. - Class A	1	36
Natural Gas Services Group, Inc. (a)	2	27
Newpark Resources Inc. (a)	20	72
NextDecade Corporation (a) (c)	5	34
NexTier Oilfield Solutions Inc. (a)	46	430
Nordic American Tankers Limited	19	40
NOV Inc.	52	1,028
Oasis Petroleum Inc. (a)	3	392
Oceaneering International, Inc. (a)	15	226
Oil States International Inc. (a)	14	95
Overseas Shipholding Group, Inc. - Class A (a)	17	36
Par Pacific Holdings, Inc. (a)	11	147
Patterson-UTI Energy Inc. (a)	29	454
PBF Energy Inc. - Class A (a)	17	414
PDC Energy, Inc. (a)	17	1,238
Peabody Energy Corp. (a)	18	448
PEDEVCO Corp. (a)	7	9
Phx Minerals Inc. - Class A	5	15
Primeenergy Resources Corporation (a)	—	7
Propetro Holding Corp. (a)	21	299
Range Resources Corporation (a)	45	1,379
Ranger Oil Corporation - Class A (a)	1	48
Reg Biofuels, LLC (a)	7	441
REX Stores Corp. (a)	1	121
Ring Energy Inc. (a) (c)	18	71
RPC Inc. (a)	34	365
SandRidge Energy, Inc. (a)	8	126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Scorpio Tankers Inc.	12	258
SEACOR Marine Holdings Inc. (a)	1	11
Select Energy Services, Inc. - Class A (a)	19	162
SFL Corporation Ltd.	25	252
SilverBow Resources, Inc. (a)	3	108
SM Energy Company	21	817
Solaris Oilfield Infrastructure, Inc. - Class A	7	80
Southwestern Energy Co. (a)	156	1,116
Talos Energy Inc. (a)	15	232
Technip Energies N.V. - ADR (a)	6	68
TechnipFMC PLC	69	537
Teekay Tankers Ltd. - Class A (a)	6	85
Tellurian Investments Inc. (a)	49	261
TETRA Technologies, Inc. (a)	27	109
Tidewater Inc. (a)	10	208
Transocean Ltd. (a) (b)	81	371
TravelCenters of America, Inc. (a)	3	139
U.S. Silica Holdings, Inc. (a)	15	280
Uranium Energy Corp. (a) (c)	35	162
VAALCO Energy, Inc.	13	84
Vertex Energy, Inc. (a) (c)	6	61
Weatherford International Public Limited Company (a)	5	169
Whiting Petroleum Corporation	7	572
World Fuel Services Corp.	8	224
		35,471
Materials 6.2%
Advanced Emissions Solutions, Inc. (a)	4	22
AdvanSix Inc.	6	292
AgroFresh Solutions, Inc. (a)	4	8
Allegheny Technologies Incorporated (a)	21	566
Alpha Metallurgical Resources, Inc. (a)	4	584
American Vanguard Corporation	7	139
Ampco-Pittsburgh Corporation (a)	3	17
Andina Acquisition Corporation (a)	8	196
Arconic Corporation (a)	16	414
Ashland Global Holdings Inc.	9	885
Aspen Aerogels, Inc. (a)	6	192
Avient Corporation	15	701
Axalta Coating Systems Ltd. (a)	6	138
Balchem Corporation (a)	6	752
Bioceres Crop Solutions Corp. (a) (c)	1	11
Cabot Corp.	9	609
Caledonia Mining Corporation PLC (a)	1	11
Carpenter Technology Corp.	7	274
Century Aluminum Co. (a)	15	396
Chase Corporation	2	157
Clearwater Paper Corporation (a)	3	83
Coeur d'Alene Mines Corp. (a)	36	159
Commercial Metals Co.	20	821
Compass Minerals International, Inc.	5	284
Comstock Mining Inc. (a) (c)	6	10
Core Molding Technologies Inc. (a)	—	2
Eagle Materials Inc.	6	787
Element Solutions, Inc.	38	831
Ferro Corporation (a)	12	267
Ferroglobe PLC (a)	37	288
Flotek Industries Inc. (a)	5	6
Fortitude Gold Corporation (a)	2	17
Friedman Industries, Incorporated	2	13
FutureFuel Corp.	9	87
GCP Applied Technologies Inc. (a)	4	122
Glatfelter Corporation	8	102
Gold Resource Corporation	18	40
Graphic Packaging Holding Company	47	944
Greif Inc. - Class A	4	257
Greif Inc. - Class B	2	159
H.B. Fuller Company	8	547
Hawkins Inc. (a)	5	209
Haynes International Inc. (a)	3	108
Hecla Mining Co.	85	561
Huntsman Corp.	11	414
Ingevity Corporation (a)	6	379
Innospec Inc. (a)	3	301
Intrepid Potash, Inc. (a)	3	237
Kaiser Aluminum Corporation (a)	2	182
Koppers Holdings Inc.	4	108
Kronos Worldwide, Inc.	11	172
Livent Corporation (a)	18	481
Loop Industries, Inc. (a) (c)	3	28
Louisiana-Pacific Corp.	15	962
LSB Industries Inc. (a)	16	345
Materion Corp.	3	229
Mercer International Inc. (a)	13	188
Minera Andes Inc. (a)	4	3
Minerals Technologies Inc.	5	335
Myers Industries Inc.	7	161
Neenah Inc.	3	134
NewMarket Corp.	2	556
Nexa Resources S.A.	7	66
O-I Glass, Inc. (a)	20	262
Olin Corporation	12	604
Olympic Steel, Inc. (a)	2	80
Orion Engineered Carbons Finance & Co. S.C.A.	8	128
Park Aerospace Technologies Corp. (a)	4	54
PQ Group Holdings Inc. (a)	17	202
Quaker Chemical Corp.	3	471
Ramaco Resources, Inc. (a) (c)	6	99
Ranpak Holdings Corp - Class A (a)	12	252
Rayonier Advanced Materials Inc. (a)	14	91
Resolute Forest Products Inc. (a)	16	203
Reynolds Consumer Products LLC	18	535
Reynolds Group Holdings Limited (a)	12	117
Royal Gold Inc. (a)	5	650
Ryerson Holding Corp.	9	321
Schnitzer Steel Industries Inc. - Class A (a)	4	227
Schweitzer-Mauduit International Inc.	5	143
Scotts Miracle-Gro Co.	3	391
Sensient Technologies Corporation	6	537
Silgan Holdings Inc. (a)	17	773
Smith-Midland Corporation (a)	1	16
Sonoco Products Co.	13	789
Stepan Co.	4	351
Summit Materials, Inc. - Class A (a)	19	575
SunCoke Energy, Inc.	17	153
Sylvamo Corporation (a)	3	110
Synalloy Corp. (a)	2	29
The Chemours Company	25	788
TimkenSteel Corp. (a)	10	217
Trecora Resources (a)	6	47
Tredegar Corp.	6	73
Trinseo Public Limited Company	5	260
Tronox Holdings PLC	25	498
UFP Technologies Inc. (a)	2	102
United States Lime & Minerals Inc. (a)	1	158
United States Steel Corporation	25	955
Universal Stainless & Alloy Products Inc. (a)	1	9
Valvoline, Inc.	27	857
Venator Materials PLC (a)	23	42
Warrior Met Coal, Inc.	10	365
Worthington Industries Inc.	8	389
		31,272
Consumer Staples 4.2%
Alico, Inc. (a)	2	58
B&G Foods, Inc.	3	83
Bellring Brands, Inc. (a)	14	320
BJ's Wholesale Club Holdings, Inc. (a)	5	309
Boston Beer Co. Inc. - Class A (a)	1	361
Calavo Growers Inc. (a)	4	129
Cal-Maine Foods Inc. (a)	6	339
Casey's General Stores Inc. (a)	4	802
Celsius Holdings, Inc. (a)	6	345
Central Garden & Pet Co. (a)	2	84
Central Garden & Pet Co. - Class A (a)	6	254
Coca-Cola Consolidated Inc. (a)	1	551
Coty Inc. - Class A (a)	19	172
Del Monte Fresh Produce Company	7	173
E.L.F. Beauty, Inc. (a)	7	176
Edgewell Personal Care Colombia S A S	8	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.	11	331
Farmer Bros. Co. (a)	4	31
Flowers Foods Inc.	35	895
Freshpet Inc. (a)	6	626
Grocery Outlet Holding Corp. (a)	15	479
Hain Celestial Group Inc. (a)	14	494
Herbalife Nutrition Ltd. (a)	15	451
Hostess Brands, Inc. - Class A (a)	18	391
Ingles Markets Inc. - Class A (a)	2	221
Ingredion Inc.	10	839
Inter Parfums Inc. (a)	4	363
J&J Snack Foods Corp. (a)	3	414
John B. Sanfilippo & Son Inc. (a)	2	126
Lancaster Colony Corp. (a)	4	619
Landec Corp. (a)	6	72
LifeVantage Corporation (a)	2	9
Limoneira Co. (a)	4	53
MGPI Processing, Inc. (a) (c)	3	286
National Beverage Corp. (a) (c)	9	401
Natural Alternatives International Inc. (a)	1	10
Natural Grocers By Vitamin Cottage, Inc.	5	95
Natural Health Trends Corp. (a)	1	6
Nature's Sunshine Products Inc. (a)	4	69
Newage, Inc. (a)	26	15
Nu Skin Enterprises, Inc. - Class A	7	357
Oil-Dri Corp. of America	1	23
Performance Food Group, Inc. (a)	12	592
Pilgrim's Pride Corporation (a)	24	604
Post Holdings, Inc. (a)	8	542
PriceSmart Inc. (a)	5	375
Rite Aid Corporation (a) (c)	11	95
Rocky Mountain Chocolate Factory, Inc. (a)	2	11
Sanderson Farms Inc. (a)	4	777
Seaboard Corp.	—	517
Seneca Foods Corp. - Class A (a)	2	84
SpartanNash Co. (a)	8	254
Spectrum Brands Legacy, Inc.	6	571
Sprouts Farmers Market, Inc. (a)	19	597
The Andersons, Inc. (a)	7	374
The Chefs' Warehouse, Inc. (a)	5	157
The Simply Good Foods Company (a)	14	550
Tootsie Roll Industries Inc.	5	178
Treehouse Foods, Inc. (a)	8	251
Turning Point Brands, Inc.	4	130
United Natural Foods Inc. (a)	11	438
United-Guardian Inc. (a)	—	3
Universal Corp.	3	199
US Foods Holding Corp. (a)	3	104
USANA Health Sciences, Inc. (a)	3	242
Vector Group Ltd.	25	298
Village Super Market Inc. - Class A (a)	2	53
Vital Farms, Inc. (a)	6	71
WD-40 Co. (a)	2	435
Weis Markets Inc.	5	358
Whole Earth Brands, Inc. - Class A (a)	4	30
		21,019
Utilities 3.2%
ALLETE, Inc.	8	567
American States Water Company	6	511
Artesian Resources Corporation - Class A (a)	2	101
Atlantica Yield PLC (a)	17	581
Avista Corporation	10	466
Black Hills Corporation	10	764
California Water Service Group	8	467
Chesapeake Utilities Corporation	3	355
Clearway Energy, Inc. - Class A	4	128
Clearway Energy, Inc. - Class C	10	358
Consolidated Water Co. Ltd. (a)	3	36
Genie Energy Ltd. - Class B	3	24
Hawaiian Electric Industries Inc.	17	700
IDACORP Inc.	8	900
MDU Resources Group Inc.	29	769
MGE Energy, Inc. (a)	5	438
Middlesex Water Co. (a)	2	251
National Fuel Gas Company	14	948
New Jersey Resources Corp.	15	674
Northwest Natural Holding Company	4	209
NorthWestern Corp. (a)	8	485
OGE Energy Corp.	15	618
One Gas, Inc.	8	726
Ormat Technologies Inc.	9	716
Otter Tail Corp. (a)	7	420
PNM Resources, Inc.	7	328
Portland General Electric Co.	14	751
Pure Cycle Corporation (a)	5	61
RGC Resources, Inc. (a)	1	28
SJW Corp.	4	291
South Jersey Industries Inc.	16	561
Southwest Gas Corp.	9	692
Spire, Inc.	7	514
Sunnova Energy International Inc. (a)	17	387
Unitil Corp.	3	149
Via Renewables, Inc. - Class A (a)	3	23
York Water Co. (a)	3	116
		16,113
Communication Services 2.8%
AMC Networks, Inc. - Class A (a)	6	241
ANGI Homeservices Inc. - Class A (a)	11	64
Anterix Inc. (a)	3	163
ATN International Limited (a)	3	133
Aucnet Inc. - Class A (a)	30	87
Bandwidth Inc. - Class A (a)	—	16
Boston Omaha Corporation - Class A (a)	6	146
Cargurus Inc. - Class A (a)	15	620
Cars.com Inc. (a)	15	212
Chicken Soup For The Soul Entertainment Inc. - Class A (a)	1	8
Cinedigm Corp. - Class A (a) (c)	35	29
Cinemark Holdings, Inc. (a)	15	252
Cogent Communications Group, Inc. (a)	7	492
comScore, Inc. (a)	17	49
Consolidated Communications Holdings Inc. (a)	20	116
Cumulus Media Inc. - Class A (a)	4	43
Daily Journal Corp. (a)	—	92
DHI Group, Inc. (a)	12	72
Dolphin Entertainment, LLC (a)	2	12
Entravision Communications Corporation - Class A	14	89
Eventbrite, Inc. - Class A (a)	3	49
EverQuote, Inc. - Class A (a)	2	29
EW Scripps Co. - Class A (a)	10	212
Fluent Inc. (a)	18	38
fuboTV Inc. (a) (c)	18	121
Gannett Media Corp. (a)	29	130
Globalstar, Inc. (a) (c)	61	90
Gogo LLC (a) (c)	2	31
Gray Television, Inc.	13	288
Hemisphere Media Group, Inc. - Class A (a)	5	23
IDT Corp. - Class B (a)	4	147
iHeartMedia, Inc. - Class A (a)	18	347
IMAX Corporation (a)	9	161
Iridium Communications Inc. (a)	21	829
John Wiley & Sons Inc. - Class A	7	382
Lee Enterprises, Incorporated (a)	1	31
Liberty Braves Group - Series A (a)	2	52
Liberty Braves Group - Series C (a)	6	180
Liberty Latin America Ltd. - Class A (a)	7	72
Liberty Latin America Ltd. - Class C (a)	28	265
Lions Gate Entertainment Corp. - Class A (a)	14	226
Lions Gate Entertainment Corp. - Class B (a)	22	324
Loyalty Ventures Inc. (a)	3	55
Madison Square Garden Entertainment Corp. - Class A (a)	4	331
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	5	90
National CineMedia, Inc. (a)	3	9
New York Times Co. - Class A	4	167
Nexstar Media Group, Inc. - Class A (a)	7	1,302
Ooma, Inc. (a)	5	72
PubMatic, Inc. - Class A (a)	4	93

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
QuinStreet, Inc. (a)	11	127
Reading International Inc. - Class A (a)	2	11
Saga Communications Inc. - Class A (a)	—	6
Scholastic Corp. (a)	3	120
Sciplay Corporation - Class A (a)	4	49
Shenandoah Telecommunications Company (a)	7	173
Sinclair Broadcast Group Inc. - Class A (a)	6	172
Spok Holdings, Inc. (a)	1	8
TechTarget, Inc. (a)	4	330
TEGNA Inc.	37	828
Telephone & Data Systems Inc.	16	304
Telesat Corporation - Class A (a) (c)	2	39
Thryv Holdings, Inc. (a)	5	141
Townsquare Media Inc. - Class A (a)	3	41
Travelzoo (a)	2	13
TripAdvisor Inc. (a)	13	357
Truecar, Inc. (a)	21	84
Urban One, Inc. - Class A (a)	2	13
Urban One, Inc. - Class D (a)	7	36
US Cellular Corp. (a)	6	193
Vonage Holdings Corp. (a)	37	748
WideOpenWest, Inc. (a)	9	161
World Wrestling Entertainment, Inc. - Class A (c)	6	387
Yelp Inc. (a)	11	372
Zedge, Inc. - Class B (a)	1	7
Ziprecruiter, Inc. - Class A (a)	9	202
		14,004
Real Estate 1.0%
Cushman & Wakefield PLC (a)	41	838
Douglas Elliman Inc.	12	90
Dwight A. Walker Real Estate, Inc. - Class A	3	95
eXp World Holdings, Inc. (a) (c)	16	334
Five Point Holdings, LLC - Class A (a)	16	100
Florida Rock Properties, Inc. (a)	2	125
Forestar Group Inc. (a)	8	147
Kennedy-Wilson Holdings Inc.	22	530
Marcus & Millichap Inc.	6	338
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A (a)	28	446
Rafael Holdings, Inc. - Class B (a)	4	10
Realogy Holdings Corp. (a)	18	277
St. Joe Co.	9	527
Tejon Ranch Co. (a)	5	97
The Howard Hughes Corporation (a)	8	871
The RMR Group Inc. - Class A (a)	3	88
		4,924
Total Common Stocks (cost $477,337)		502,645
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (a) (f)	1	40
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31 (a)	—	13
Total Preferred Stocks (cost $60)		53
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	11	17
Flexion Therapeutics, Inc. (a) (e)	8	5
Ikonics Corporation (a) (e)	—	—
Lantheus Holdings, Inc. (a) (e)	3	1
Xeris Pharmaceuticals, Inc. (a) (g)	14	2
ZAGG Inc (a) (e)	4	—
Total Rights (cost $0)		25
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.23% (d) (h)	3,385	3,385
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (d) (h)	2,977	2,977
Total Short Term Investments (cost $6,362)		6,362
Total Investments 100.8% (cost $483,759)		509,085
Other Assets and Liabilities, Net (0.8)%		(4,181)
Total Net Assets 100.0%		504,904

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/DFA U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Medical Holdings, Inc.	767	—	115	—	65	(313)	404	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	502,372	219	54	502,645
Preferred Stocks	53	—	—	53
Rights	—	2	23	25
Short Term Investments	6,362	—	—	6,362
	508,787	221	77	509,085

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 39.7%
U.S. Treasury Note 15.8%
Treasury, United States Department of
0.13%, 01/31/23 - 07/31/23	71,520	70,113
0.13%, 03/31/23 (a)	47,800	47,046
0.38%, 10/31/23 - 11/30/25	39,610	36,658
0.50%, 11/30/23	1,140	1,108
2.25%, 03/31/24	66,800	66,706
1.13%, 01/15/25 - 10/31/26	2,650	2,518
1.50%, 02/15/25 - 11/30/28	9,260	8,934
1.75%, 03/15/25 - 01/31/29	72,430	70,859
1.25%, 11/30/26 - 08/15/31	22,770	21,240
2.50%, 03/31/27	81,830	82,009
1.38%, 10/31/28 - 11/15/31	4,470	4,154
2.38%, 03/31/29	66,500	66,303
0.63%, 08/15/30	1,510	1,311
1.63%, 05/15/31	1,390	1,309
1.88%, 02/15/32	34,720	33,337
		513,605
Mortgage-Backed Securities 10.5%
Federal Home Loan Mortgage Corporation
2.40%, (1 Year Treasury + 2.36%), 07/01/27 (b)	—	—
3.00%, 08/01/46 - 07/01/47	61,583	61,113
3.50%, 10/01/47	11,933	12,095
4.00%, 10/01/48	2,589	2,653
2.00%, 11/01/50	23,579	22,095
Federal National Mortgage Association, Inc.
5.50%, 05/01/22 - 09/01/25	19	20
4.50%, 08/01/22 - 07/01/42	3,107	3,254
4.00%, 04/01/23 - 06/01/49	26,832	27,617
2.14%, 10/01/29	19,300	18,418
2.28%, 11/01/29	10,700	10,299
2.37%, 12/01/29	12,200	11,816
3.00%, 07/01/34 - 04/01/47	7,453	7,432
2.50%, 08/01/34 - 01/01/52	75,991	72,887
1.69%, (1 Year USD LIBOR + 1.45%), 01/01/35 (b)	154	157
2.34%, (1 Year Treasury + 2.24%), 01/01/36 (b)	1,959	2,051
5.00%, 12/01/38 - 04/01/44	611	655
1.30%, (12 Month Treasury Average + 1.20%), 06/01/43 (b)	58	59
2.00%, 11/01/50 - 02/01/51	35,202	32,838
Government National Mortgage Association
1.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (b)	7	7
2.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (b)	19	20
5.00%, 02/15/38 - 07/15/39	4,205	4,522
3.00%, 11/15/44 - 07/15/45	1,235	1,246
2.50%, 10/20/51 - 11/20/51	42,245	40,932
STRU JPM-4199 DUS
2.46%, 04/01/32 (b) (c) (d)	11,531	11,070
		343,256
U.S. Treasury Bond 6.8%
Treasury, United States Department of
2.25%, 05/15/41 - 02/15/52	84,030	80,051
2.38%, 02/15/42	42,280	40,767
1.25%, 05/15/50	137,200	102,407
		223,225
Collateralized Mortgage Obligations 3.6%
Federal Home Loan Mortgage Corporation
Interest Only, Series C1-379, 1.50%, 01/25/51	18,058	1,755
Series JZ-1507, REMIC, 7.00%, 05/15/23	4	4
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,656	1,711
Series QD-4076, REMIC, 2.50%, 11/15/41	595	603
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,839	1,844
Series Z-4966, REMIC, 2.50%, 04/25/50	16,084	15,500
Series BZ-5000, REMIC, 2.00%, 08/25/50	15,508	13,108
Series YZ-5200, REMIC, 2.50%, 02/25/52	9,970	8,417
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	5,853	5,920
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 1.96%, 05/25/35 (b)	10	10
Series 2020-2M2-R02, REMIC, 2.46%, (1 Month USD LIBOR + 2.00%), 01/25/40 (b)	5,036	5,032
Series 2014-A-23, REMIC, 3.00%, 05/25/44	5,436	5,366
Series Series 2018-PO-21, REMIC, 0.00%, 04/25/48	6,947	5,761
Series 2018-A-33, REMIC, 3.00%, 05/25/48	5,545	5,449
Series 2020-DZ-63, REMIC, 2.00%, 09/25/50	10,321	8,579
Interest Only, Series 2021-NS-48, REMIC, 3.60%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (b)	12,521	1,234
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,007	4,169
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	5,886	4,837
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	7,599	7,410
Interest Only, Series 2020-IG-115, REMIC, 2.50%, 08/20/50	12,274	1,696
Interest Only, Series 2020-GI-175, REMIC, 2.00%, 11/20/50	11,560	1,299
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	11,680	1,288
Interest Only, Series 2021-SA-103, REMIC, 3.20%, (3.25% - (SOFR 30-Day Average * 1)), 04/20/51 (b)	8,589	507
Interest Only, Series 2021-IG-98, REMIC, 3.00%, 06/20/51	9,408	1,393
Interest Only, Series 2021-EI-136, REMIC, 3.00%, 08/20/51	12,416	1,894
Interest Only, Series 2021-IQ-137, REMIC, 3.00%, 08/20/51	16,875	2,424
Interest Only, Series 2021-SD-176, REMIC, 2.65%, (2.70% - (SOFR 30-Day Average * 1)), 09/20/51 (b)	28,338	968
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	5,863	4,995
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IH-140, REMIC, 2.50%, 08/20/51	11,681	1,754
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	12,375	1,938
		116,865
Sovereign 2.8%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	500	457
Assembleia da Republica
2.88%, 10/15/25, EUR (e)	656	787
1.95%, 06/15/29, EUR (e)	1,000	1,171
0.48%, 10/18/30, EUR (e)	270	281
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR	1,640	1,746
0.00%, 02/15/31, EUR (e)	1,490	1,581
Cabinet Office, Government of Japan
1.90%, 03/20/31, JPY	133,000	1,261
1.60%, 03/20/33, JPY	234,000	2,198
1.30%, 06/20/35, JPY	385,000	3,538
0.50%, 03/20/38 - 09/20/41, JPY	393,500	3,151
0.40%, 06/20/41, JPY	4,400	34
Canada, Government of
1.50%, 06/01/23, CAD	2,430	1,936
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,402
1.00%, 12/21/30, AUD (e)	610	394
1.50%, 06/21/31, AUD	610	409
Estado Espanol
1.30%, 10/31/26, EUR	1,360	1,544
0.60%, 10/31/29, EUR	900	961
0.50%, 04/30/30, EUR (e)	370	389
Federale Overheidsdienst Kanselarij van de Eerste Minister
1.00%, 06/22/26, EUR (e)	2,270	2,571
0.90%, 06/22/29, EUR (e)	320	359
Gobierno de la Republica de Chile
2.55%, 01/27/32	200	188
3.10%, 05/07/41	200	177
3.50%, 01/25/50	1,000	913

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
3.10%, 01/22/61 (a)	4,000	3,273
Gobierno Federal de los Estados Unidos Mexicanos
4.15%, 03/28/27	1,770	1,864
3.75%, 01/11/28	5,305	5,399
2.66%, 05/24/31	1,500	1,364
7.75%, 05/29/31, MXN	15,900	773
4.28%, 08/14/41	4,350	4,087
8.00%, 11/07/47, MXN	15,800	759
4.40%, 02/12/52	500	463
Gouvernement De France
1.50%, 05/25/31, EUR (e)	2,780	3,252
Government of Canada
0.25%, 08/01/23, CAD	1,050	821
Government of the Republic of Panama
2.25%, 09/29/32	1,700	1,504
4.30%, 04/29/53	1,700	1,626
4.50%, 04/01/56	500	489
3.87%, 07/23/60	2,000	1,750
HM Treasury
0.13%, 01/31/28, GBP	1,090	1,328
Ireland, Government of
1.00%, 05/15/26, EUR (e)	1,640	1,856
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (f)	800	753
Mexico Government International Bond
4.35%, 01/15/47	600	556
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	1,000	324
2.00%, 03/31/27, ILS	2,070	658
New Zealand Parliament
1.50%, 05/15/31, NZD	2,220	1,330
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (f)	500	477
3.80%, 06/23/50 (a) (e)	500	486
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31	2,700	2,440
5.63%, 02/21/47 (a)	1,900	1,795
Presidencia de la República de Colombia
3.13%, 04/15/31	1,500	1,271
3.25%, 04/22/32	1,800	1,509
5.00%, 06/15/45 (a)	1,000	841
4.13%, 05/15/51 (a)	2,900	2,197
Presidencia de la Republica Dominicana
6.00%, 02/22/33 (f)	600	586
Republique Francaise Presidence
0.25%, 11/25/26, EUR (e)	885	968
1.00%, 05/25/27, EUR (e)	305	345
0.50%, 05/25/29, EUR (e)	300	327
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (e)	4,500	3,980
South Africa, Parliament of
4.30%, 10/12/28	1,050	1,016
8.00%, 01/31/30, ZAR	3,580	224
8.88%, 02/28/35, ZAR	11,300	695
The Korea Development Bank
1.63%, 01/19/31 (a)	1,200	1,066
2.00%, 10/25/31	1,000	900
The Philippines, Government of
1.65%, 06/10/31	2,100	1,867
3.70%, 03/01/41 - 02/02/42	2,300	2,227
2.95%, 05/05/45	700	606
2.65%, 12/10/45	800	659
The Republic of Indonesia, The Government of
2.15%, 07/28/31	500	463
3.70%, 10/30/49	2,900	2,791
The Republic of Korea, Government of
2.75%, 01/19/27	200	200
		91,613
Commercial Mortgage-Backed Securities 0.1%
Government National Mortgage Association
Interest Only, Series 2021-IO-218, REMIC, 0.96%, 10/16/61 (b)	14,251	1,225
Interest Only, Series 2021-IO-164, REMIC, 0.97%, 10/16/63 (b)	14,342	1,212
		2,437
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,328
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	1	1
Series 2004-1-20F, 5.52%, 06/01/24	23	23
		24
Total Government And Agency Obligations (cost $1,343,157)		1,293,353
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.8%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28	1,478	1,338
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.57%, (1 Month USD LIBOR + 0.11%), 01/25/37 (b) (g)	3,057	1,926
Series 2007-A1A-WMC1, REMIC, 1.71%, (1 Month USD LIBOR + 1.25%), 06/25/37 (b) (g)	2,848	2,286
Aimco CLO
Series 2018-D-AA, 2.79%, (3 Month USD LIBOR + 2.55%), 04/17/31 (b)	1,000	956
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 3.16%, (3 Month USD LIBOR + 2.90%), 07/22/32 (b)	2,000	1,965
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.64%, (3 Month USD LIBOR + 1.40%), 04/17/31 (b)	2,500	2,464
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.50%, (1 Month USD LIBOR + 3.10%), 04/15/26 (b)	1,000	977
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.46%, (1 Month USD LIBOR + 1.00%), 08/25/35 (b)	5,496	3,102
Series 2005-1A2-27, REMIC, 1.54%, (12 Month Treasury Average + 1.40%), 08/25/35 (b)	228	218
Series 2005-1A1-59, REMIC, 1.11%, (1 Month USD LIBOR + 0.66%), 11/20/35 (b) (g)	3,745	3,611
Series 2005-2A1-J12, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 11/25/35 (b) (g)	2,439	1,562
Series 2006-2A3-OC3, REMIC, 1.04%, (1 Month USD LIBOR + 0.58%), 03/25/36 (b) (g)	6,610	6,012
Series 2006-A1-HY11, REMIC, 0.70%, (1 Month USD LIBOR + 0.24%), 06/25/36 (b) (g)	6,177	5,982
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	6,065	3,671
Series 2006-A1B-OA12, REMIC, 0.64%, (1 Month USD LIBOR + 0.19%), 09/20/46 (b) (g)	1,379	1,358
Series 2006-1A1A-OA17, REMIC, 0.84%, (1 Month USD LIBOR + 0.39%), 12/20/46 (b) (g)	3,901	3,513
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.83%, (6 Month USD LIBOR + 2.00%), 02/25/45 (b)	6	6
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,494
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,434
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,816
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,335
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,819
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,881
Apidos CLO XII
Series 2013-DR-12A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/15/31 (b)	1,000	936
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (f) (g)	1,401	974
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 1.04%, (1 Month USD LIBOR + 0.58%), 03/25/36 (b) (g)	8,196	5,383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.76%, (1 Month USD LIBOR + 0.30%), 07/25/36 (b) (g)	14,202	5,223
Atrium XIII LLC
Series D-13A, 2.96%, (3 Month USD LIBOR + 2.70%), 11/21/30 (b)	1,000	960
Atrium XIV LLC
Series D-14A, 3.19%, (3 Month USD LIBOR + 2.95%), 08/23/30 (b)	1,000	982
Atrium XV LLC
Series D-15A, REMIC, 3.26%, (3 Month USD LIBOR + 3.00%), 01/23/31 (b)	2,500	2,458
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.15%, (3 Month USD LIBOR + 2.90%), 07/20/29 (b)	500	486
Series 2016-DR-1A, 3.31%, (3 Month USD LIBOR + 3.05%), 07/23/30 (b)	1,000	985
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (b)	3,125	2,993
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.10%, 02/20/35 (b)	257	250
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31	2,121	1,947
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	673
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	3,462
Bank of America Corporation
Series 2005-A1-D, REMIC, 2.73%, 05/25/35 (b)	3,093	2,992
Barings CLO Ltd
Series 2018-C-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/15/31 (b)	1,000	950
Barings CLO Ltd 2019-I
Series 2019-DR-1A, 3.89%, (3 Month USD LIBOR + 3.65%), 04/16/35 (b)	1,000	986
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 3.64%, (3 Month USD LIBOR + 3.40%), 04/15/36 (b)	500	498
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 3.44%, (3 Month USD LIBOR + 3.20%), 10/15/36 (b)	1,000	990
BBCMS Mortgage Trust
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,162
Series 2018-F-TALL, REMIC, 3.63%, (1 Month USD LIBOR + 3.24%), 03/16/37 (b) (g)	4,330	3,680
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (b)	6,436	29
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (b)	11,689	186
BCAP LLC Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	489	294
Series 2011-12A1-RR5, REMIC, 4.79%, 03/26/37 (b)	93	92
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,206	1,960
Series 2012-6A6-RR1, REMIC, 0.54%, 12/27/46 (b)	2,199	2,246
Series 2010-5A3-RR11, REMIC, 3.28%, 03/27/47 (b)	5,534	4,760
Series 2007-11A-AA2, REMIC, 0.84%, (1 Month USD LIBOR + 0.38%), 05/25/47 (b) (g)	2,073	2,098
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 2.63%, 05/25/35 (b)	101	97
Series 2005-26A1-7, REMIC, 2.83%, 09/25/35 (b)	5,904	3,039
Series 2005-22A1-7, REMIC, 2.87%, 09/25/35 (b)	78	56
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	—	—
Series 2002-1A1-11, REMIC, 2.50%, 02/25/33 (b)	1	1
Series 2002-1A2-11, REMIC, 2.84%, 02/25/33 (b)	1	1
Series 2003-6A1-1, REMIC, 2.51%, 04/25/33 (b)	3	3
Series 2003-4A1-8, REMIC, 2.48%, 01/25/34 (b)	40	39
Series 2004-12A5-1, REMIC, 2.79%, 04/25/34 (b)	108	105
Series 2004-2A1-8, REMIC, 3.02%, 11/25/34 (b)	170	166
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 2.73%, 01/26/36 (b)	240	204
Series 2007-2A1-R6, REMIC, 2.34%, 12/26/46 (b)	164	139
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.20%, 02/17/28 (b)	1,997	1,951
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	3,715
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (b)	2,886	2,825
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 4.41%, (1 Month USD LIBOR + 4.01%), 10/15/36 (b)	4,626	4,537
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-F-VOLT, REMIC, 2.80%, (1 Month USD LIBOR + 2.40%), 09/15/23 (b)	4,707	4,541
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 2.24%, (1 Month USD LIBOR + 1.85%), 10/16/23 (b)	4,557	4,443
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	520	484
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (b)	3,435	2,977
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 3.54%, (3 Month USD LIBOR + 3.30%), 10/16/34 (b)	1,000	981
Canyon Capital CLO Ltd
Series 2012-D-1RA, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/30 (b)	1,500	1,468
Series 2014-CR-1A, 3.05%, (3 Month USD LIBOR + 2.75%), 01/30/31 (b) (f)	1,134	1,079
Series 2016-DR-1A, 3.04%, (3 Month USD LIBOR + 2.80%), 07/15/31 (b)	1,000	967
Series 2018-D-1A, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/31 (b)	1,000	971
Series 2021-D-1A, 3.34%, (3 Month USD LIBOR + 3.10%), 04/17/34 (b)	1,000	979
Canyon CLO 2021-3 Ltd
Series 2021-D-3A, 3.29%, (3 Month USD LIBOR + 3.05%), 07/17/34 (b)	1,000	972
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 6.43%, (3 Month USD LIBOR + 6.30%), 10/16/34 (b)	1,000	952
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	5,760	5,310
Cathedral Lake CLO Ltd
Series 2021-C-8A, 2.83%, (3 Month USD LIBOR + 2.62%), 01/22/35 (b)	1,000	964
Series 2021-D1-8A, 3.63%, (3 Month USD LIBOR + 3.42%), 01/22/35 (b)	1,000	959
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (b) (g)	2,801	1,092
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,558
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.79%, 12/25/35 (b)	142	133
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	358	271
CIFC Funding Ltd.
Series 2017-D-1A, 3.76%, (3 Month USD LIBOR + 3.50%), 04/23/29 (b)	1,000	995

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2018-D-3A, 3.09%, (3 Month USD LIBOR + 2.85%), 07/18/31 (b)	500	490
Series 2015-CR2-4A, 3.25%, (3 Month USD LIBOR + 3.00%), 04/20/34 (b)	1,000	978
Series 2019-CR-3A, 3.29%, (3 Month USD LIBOR + 3.05%), 10/16/34 (b)	500	491
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	702	666
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (b)	1,696	1,566
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,521
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (b)	2,892	2,902
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (b)	2,584	2,163
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (b)	2,584	1,981
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (b)	2,000	1,986
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,684
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.47%, (1 Year Treasury + 2.40%), 10/25/35 (b)	10	10
Series 2005-1A3A-8, REMIC, 3.07%, 11/25/35 (b)	1,829	1,782
Series 2007-1A1-FS1, REMIC, 4.36%, 10/25/37 (b) (g)	2,165	2,086
Series 2007-A3A-AHL3, REMIC, 0.52%, (1 Month USD LIBOR + 0.06%), 07/25/45 (b) (g)	264	204
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (b)	1,500	1,397
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (b)	1,280	1,230
CLI Funding VI LLC
Series 2020-A-1A, 2.08%, 09/18/45	1,681	1,578
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,837
Columbia Cent CLO 27 Ltd
Series 2018-DR-27A, 4.08%, (3 Month USD LIBOR + 3.83%), 01/25/35 (b)	2,500	2,512
COMM Mortgage Trust
Series 2014-C-CR16, REMIC, 4.91%, 04/12/24 (b)	1,125	1,116
Series 2017-E-PANW, REMIC, 3.81%, 10/11/24 (b)	5,717	5,448
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (b)	3,425	3,360
Series 2015-C-DC1, REMIC, 4.33%, 01/10/25 (b)	200	192
Series 2020-D-CX, REMIC, 2.68%, 11/10/30 (b)	715	613
Interest Only, Series 2015-XA-CR22, REMIC, 0.86%, 03/12/48 (b)	95,516	1,964
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 04/17/30 (b)	2,000	1,933
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.64%, (1 Month USD LIBOR + 0.19%), 03/20/47 (b) (g)	2,819	2,403
Series 2007-A1A-OA7, REMIC, 0.82%, (1 Month USD LIBOR + 0.18%), 05/25/47 (b) (g)	178	170
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.61%, (1 Month USD LIBOR + 0.15%), 04/25/34 (b) (g)	205	204
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (b)	374	368
Credit Suisse Mortgage Capital Certificates
Series 2021-B-B33, REMIC, 3.77%, 10/12/43	3,495	3,254
Series 2021-C-B33, REMIC, 3.77%, 10/12/43	1,175	1,050
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.42%, 03/25/32 (b)	14	14
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (b)	1,097	1,092
Series 2016-C-C6, REMIC, 4.92%, 04/17/26 (b)	389	378
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27 (b)	3,666	3,517
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (b)	4,254	3,709
Series 2017-C-CX10, REMIC, 4.11%, 11/17/27 (b)	3,875	3,778
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,587
CSMC
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (b)	5,200	4,855
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,452	966
CWABS, Inc.
Series 2004-M1-3, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 06/25/34 (b) (g)	24	24
Series 2005-3A2A-HYB9, REMIC, 1.99%, (1 Year USD LIBOR + 1.75%), 02/20/36 (b)	19	17
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,570	1,555
Series 2004-A2-HYB6, REMIC, 2.53%, 11/21/34 (b)	295	291
Series 2004-A3-22, REMIC, 2.70%, 11/25/34 (b)	115	112
Series 2004-1A1-HYB9, REMIC, 2.50%, 02/20/35 (b)	35	35
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,020	625
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-A6-AR6, REMIC, 0.84%, (1 Month USD LIBOR + 0.38%), 02/25/37 (b) (g)	6,684	6,347
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.61%, (3 Month USD LIBOR + 3.10%), 08/15/31 (b) (f)	1,000	991
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 3.38%, (3 Month USD LIBOR + 3.25%), 04/20/34 (b)	1,000	986
Dryden 57 CLO Ltd
Series 2018-D-57A, 3.06%, (3 Month USD LIBOR + 2.55%), 05/15/31 (b)	1,000	955
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/31 (b)	2,000	1,952
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,159
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,726
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,473
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,987	5,014
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.94%, 10/25/35 (b)	331	309
Series 2005-4A1-AR6, REMIC, 2.68%, 02/25/36 (b)	58	54
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,156
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/31 (b)	1,000	967
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.19%, (3 Month USD LIBOR + 2.95%), 10/15/30 (b)	1,000	987
Series 2017-E-1A, 6.64%, (3 Month USD LIBOR + 6.40%), 10/15/30 (b)	2,000	1,957
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	834	794
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 3.10%, (3 Month USD LIBOR + 2.85%), 04/22/30 (b) (f)	1,500	1,455

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.64%, (3 Month USD LIBOR + 2.40%), 01/21/31 (b) (f)	1,000	961
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	770	727
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.53%, (1 Month USD LIBOR + 3.13%), 12/15/36 (b) (g)	3,659	3,458
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.74%, (3 Month USD LIBOR + 2.50%), 04/15/31 (b)	1,000	963
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.55%, (3 Month USD LIBOR + 3.30%), 01/20/30 (b)	500	497
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 07/16/35 (b) (g)	1,898	1,841
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 2.91%, 09/25/35 (b)	123	120
Series 2005-6A1-AR7, REMIC, 2.65%, 11/25/35 (b)	42	40
GS Mortgage Securities Trust
Series 2019-F-SMP, 3.50%, (1 Month USD LIBOR + 3.10%), 08/16/32 (b) (g)	4,330	4,016
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,704
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (b)	9,000	8,359
Series 2017-C-GS8, REMIC, 4.34%, 11/12/27 (b)	6,463	6,391
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (b)	1,400	1,387
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 06/25/36 (b) (g)	673	654
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.90%, (1 Month USD LIBOR + 0.44%), 08/25/46 (b) (g)	15,644	4,476
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.89%, (1 Month USD LIBOR + 0.44%), 05/19/35 (b) (g)	34	32
Series 2005-3A1-4, REMIC, 2.67%, 07/19/35 (b)	164	131
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,218	6,574
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,825	4,981
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.15%, (3 Month USD LIBOR + 2.90%), 07/22/30 (b)	2,500	2,378
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (g)	6,345	5,966
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.55%, (1 Month USD LIBOR + 3.15%), 11/17/36 (b)	3,153	3,011
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 12/25/35 (b) (g)	1,451	1,437
Series 2006-1A1-HE1, REMIC, 0.74%, (1 Month USD LIBOR + 0.28%), 10/25/36 (b) (g)	5,760	2,224
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 04/25/37 (b) (g)	421	310
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (b)	3,000	2,791
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.54%, 01/25/32 (b)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 2.95%, 08/25/35 (b)	976	866
Series 2005-1A1-AR31, REMIC, 2.97%, 01/25/36 (b)	185	170
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.36%, 07/07/23 (b)	3,152	3,104
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.40%, (1 Month USD LIBOR + 3.00%), 07/15/36 (b)	6,698	6,519
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,288
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 1.01%, (1 Month USD LIBOR + 0.55%), 11/25/36 (b) (g)	2,414	2,382
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	54	33
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	101	99
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	2,993	2,943
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,446	2,225
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (b)	3,663	3,455
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.30%, 02/18/25 (b)	3,481	3,294
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.85%, 10/17/50 (b)	91,516	3,174
LCM 28 Limited Partnership
Series D-28A, 3.20%, (3 Month USD LIBOR + 2.95%), 10/21/30 (b)	1,000	956
LCM XIV Limited Partnership
Series DR-14A, 3.00%, (3 Month USD LIBOR + 2.75%), 07/21/31 (b) (f)	2,000	1,883
LCM XV Limited Partnership
Series DR-15A, 3.95%, (3 Month USD LIBOR + 3.70%), 07/22/30 (b)	2,750	2,716
LCM XX Limited Partnership
Series DR-20A, 3.05%, (3 Month USD LIBOR + 2.80%), 10/20/27 (b)	1,000	985
LCM XXI LP
Series DR-21A, 3.05%, (3 Month USD LIBOR + 2.80%), 04/20/28 (b)	1,000	992
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 08/25/59 (g)	5,000	4,986
Lehman XS Trust
Series 2005-1A3-4, REMIC, 1.26%, (1 Month USD LIBOR + 0.80%), 10/25/35 (b) (g)	265	264
Series 2007-3A3-2N, REMIC, 0.63%, (1 Month USD LIBOR + 0.17%), 02/25/37 (b) (g)	4,402	3,955
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	4,947
Long Point Park CLO Ltd
Series 2017-C-1A, 2.64%, (3 Month USD LIBOR + 2.40%), 01/17/30 (b)	1,000	951
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (g)	5,620	5,167
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 3.51%, (3 Month USD LIBOR + 3.25%), 07/23/29 (b)	1,000	996
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.21%, (3 Month USD LIBOR + 2.95%), 10/22/30 (b)	2,000	1,965
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 3.39%, (3 Month USD LIBOR + 3.15%), 07/17/34 (b)	1,000	987
Madison Park Funding XXXI, Ltd.
Series 2020-DR-46A, 3.39%, (3 Month USD LIBOR + 3.15%), 10/16/34 (b)	1,000	988
Magnetite XIV, Limited
Series 2015-D-14RA, 3.09%, (3 Month USD LIBOR + 2.85%), 10/20/31 (b)	1,500	1,467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Magnetite XVIII, Limited
Series 2016-DR-18A, 3.21%, (3 Month USD LIBOR + 2.70%), 11/15/28 (b)	1,000	982
Magnetite XXIX, Limited
Series 2021-E-29A, 5.99%, (3 Month USD LIBOR + 5.75%), 01/17/34 (b)	500	500
Marble Point CLO XXI Ltd
Series 2021-D1-3A, 3.61%, (3 Month USD LIBOR + 3.50%), 10/17/34 (b)	2,000	2,001
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.58%, (1 Month USD LIBOR + 4.13%), 12/25/32 (b) (g)	905	872
Series 2007-A2-WMC1, REMIC, 0.51%, (1 Month USD LIBOR + 0.05%), 01/25/37 (b) (g)	290	104
Series 2007-A1-HE2, REMIC, 1.61%, (1 Month USD LIBOR + 1.15%), 08/25/37 (b) (g)	4,554	4,327
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (b)	16	16
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 0.96%, (1 Month USD LIBOR + 0.50%), 11/25/35 (b) (g)	34	33
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 2.03%, 05/25/33 (b)	94	92
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.54%, 09/25/30 (b)	8,210	7,770
MKT Mortgage Trust
Series 2020-E-525M, REMIC, 2.94%, 02/12/30	2,000	1,711
Series 2020-F-525M, REMIC, 2.94%, 02/12/30	2,000	1,509
Morgan Stanley Capital I Trust
Series 2021-C-L6, REMIC, 3.46%, 07/17/31 (b)	4,713	4,454
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (b)	3,663	3,565
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.22%, 12/17/27 (b)	495	481
Morgan Stanley Mortgage Loan Trust
Series 2007-2A1-2AX, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 12/25/36 (b) (g)	11,503	5,313
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	19,574	19,134
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.98%, (1 Month USD LIBOR + 0.52%), 12/25/35 (b) (g)	998	986
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	4,241	4,211
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,034	1,027
Series 2019-B-2A, REMIC, 3.28%, 09/20/40	923	898
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,196	1,144
Series 2020-B-1A, 3.10%, 11/22/32	1,495	1,430
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,336	1,259
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.30%, (3 Month USD LIBOR + 3.05%), 10/21/30 (b)	1,000	982
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.50%, 01/16/25 (b)	1,500	1,432
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,958
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,975	4,656
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 3.14%, (3 Month USD LIBOR + 2.90%), 04/17/34 (b)	2,000	1,939
Neuberger Berman CLO XVIII Ltd
Series 2014-CR2-18A, 3.26%, (3 Month USD LIBOR + 3.00%), 10/21/30 (b)	1,000	971
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.84%, (3 Month USD LIBOR + 2.60%), 01/15/30 (b) (f)	1,000	965
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (b)	3,600	3,562
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 2.95%, 08/25/35 (b)	155	149
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,872	2,815
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (g)	4,997	4,967
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 3.30%, (3 Month USD LIBOR + 3.05%), 04/20/34 (b)	2,000	1,951
Ocean Trails CLO V
Series 2014-DRR-5A, 3.69%, (3 Month USD LIBOR + 3.45%), 10/14/31 (b)	1,000	917
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 3.55%, (3 Month USD LIBOR + 3.30%), 03/18/30 (b)	2,500	2,482
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 3.00%, (3 Month USD LIBOR + 2.75%), 01/21/31 (b) (f)	1,000	956
Series 2017-D-1A, 6.55%, (3 Month USD LIBOR + 6.30%), 01/21/31 (b) (f)	1,000	947
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 2.75%, (3 Month USD LIBOR + 2.50%), 01/22/30 (b)	1,000	937
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 3.11%, (3 Month USD LIBOR + 2.85%), 07/25/30 (b)	1,000	963
Octagon Investment Partners Ltd.
Series 2017-DR-1A, 3.65%, (3 Month USD LIBOR + 3.40%), 07/22/30 (b)	1,282	1,256
Series 2019-DR-1A, 3.46%, (3 Month USD LIBOR + 3.35%), 01/20/35 (b)	1,000	981
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/17/30 (b)	500	484
Octagon Investment Partners XXI Ltd.
Series 2014-CR3-1A, 3.14%, (3 Month USD LIBOR + 2.75%), 02/14/31 (b)	500	481
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.30%, (3 Month USD LIBOR + 3.05%), 10/21/30 (b)	1,000	984
OHA Credit Partners XIII Ltd
Series 2016-DR-13A, 3.46%, (3 Month USD LIBOR + 3.20%), 10/23/34 (b)	500	494
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 3.34%, (3 Month USD LIBOR + 3.20%), 01/19/37 (b)	1,500	1,483
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 1.22%, (1 Month USD LIBOR + 0.77%), 08/25/35 (b) (g)	3,700	3,595
Series 2007-2A2-6, REMIC, 0.59%, (1 Month USD LIBOR + 0.13%), 07/25/37 (b) (g)	697	544
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.58%, (1 Month USD LIBOR + 0.12%), 03/25/37 (b) (g)	2,319	2,233
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	6,664	6,506
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 1.43%, (1 Month USD LIBOR + 0.98%), 07/25/35 (b) (g)	5,000	4,617
Series 2005-M1-WCW3, REMIC, 1.18%, (1 Month USD LIBOR + 0.72%), 08/25/35 (b) (g)	129	129
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, (1 Month USD LIBOR + 2.75%), 05/30/23 (b)	1,734	1,664
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.09%, (1 Month USD LIBOR + 2.90%), 02/27/24 (b) (g)	1,595	1,593
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 02/25/34 (b)	5	5
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,888	4,831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,876
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	10,824
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,032
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,856
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,789
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (g)	3,928	3,866
Series 2021-A1-9, 2.36%, 10/25/24 (b)	2,599	2,507
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	3,017	2,658
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.44%, (1 Month USD LIBOR + 0.25%), 02/26/37 (b)	52	52
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (g)	3,419	2,245
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (g)	1,994	951
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	3,811	3,718
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.35%, 01/25/36 (b)	3,679	2,950
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 0.80%, (1 Month USD LIBOR + 0.34%), 09/25/36 (b) (g)	1,225	1,185
RR 4 Ltd
Series 2018-C-4A, 3.19%, (3 Month USD LIBOR + 2.95%), 04/15/30 (b) (f)	1,000	969
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,402	2,164
Securitized Asset Backed Receivables LLC
Series 2007-A2A-HE1, REMIC, 0.58%, (1 Month USD LIBOR + 0.12%), 12/25/36 (b) (g)	226	64
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,910	3,821
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,309
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.90%, 10/13/48 (b)	29,396	1,509
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.92%, (1 Month USD LIBOR + 0.46%), 07/25/36 (b) (g)	8,335	2,144
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 06/25/23 (b)	3,258	2,954
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,265	2,046
SIGNAL RAIL I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,957	1,828
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,147	2,698
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,147	2,564
SLM Student Loan Trust
Series 2008-A-9, 1.76%, (3 Month USD LIBOR + 1.50%), 04/25/23 (b)	1,038	1,038
SMB Private Education Loan Trust
Series 2018-A2B-B, 1.12%, (1 Month USD LIBOR + 0.72%), 03/15/28 (b) (f)	2,060	2,053
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (b)	6,051	6,177
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	5,964	5,674
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	6,345	6,046
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 4.75%, (3 Month USD LIBOR + 4.50%), 07/20/32 (b)	1,000	1,001
Sound Point CLO XXIII
Series 2019-DR-2A, 3.54%, (3 Month USD LIBOR + 3.30%), 07/17/34 (b)	2,000	1,976
Sound Point CLO XXXI, Ltd.
Series 2021-D-3A, 3.35%, (3 Month USD LIBOR + 3.25%), 10/25/34 (b)	1,000	983
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 0.65%, (1 Month USD LIBOR + 0.19%), 03/25/37 (b) (g)	6,691	4,440
Sprite 2021-1 Ltd
Series 2021-A-1, 3.75%, 10/15/28 (f)	2,909	2,730
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (g)	16	16
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,295	1,189
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (b)	6,721	6,592
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.84%, (3 Month USD LIBOR + 2.60%), 01/15/30 (b)	2,000	1,934
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.85%, (3 Month USD LIBOR + 2.60%), 01/21/31 (b) (f)	1,280	1,222
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 1.08%, (1 Month USD LIBOR + 0.62%), 01/25/36 (b) (g)	1,279	1,251
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.43%, (1 Month USD LIBOR + 0.98%), 06/25/35 (b) (g)	6,062	6,097
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.95%, (1 Month USD LIBOR + 0.50%), 07/19/35 (b) (g)	104	100
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.72%, (1 Month USD LIBOR + 0.26%), 03/25/37 (b) (g)	311	150
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 1.11%, (1 Month USD LIBOR + 0.66%), 09/19/32 (b) (g)	6	6
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 10/25/36 (b) (g)	3,916	2,976
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,005	1,815
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/48	3,743	3,590
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (f)	2,830	2,726
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,821	2,775
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.29%, (3 Month USD LIBOR + 3.05%), 10/15/31 (b)	1,000	978
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.89%, (3 Month USD LIBOR + 2.65%), 04/17/28 (b)	1,000	984
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44 (g)	3,165	3,030
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	632	598
Textainer Marine Containers VII Ltd
Series 2020-A-2A, 2.10%, 06/20/30	643	604
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 3.05%, (3 Month USD LIBOR + 2.80%), 04/20/34 (b)	1,000	972
THL Credit Wind River CLO Ltd
Series 2016-DR-1A, 3.09%, (3 Month USD LIBOR + 2.85%), 07/17/28 (b)	1,000	995
Series 2018-D-1, 3.14%, (3 Month USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,447
Series 2018-D-2A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/15/30 (b)	2,000	1,945
Series 2018-E-1, 5.74%, (3 Month USD LIBOR + 5.50%), 07/15/30 (b)	500	464

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2014-DR-2A, 3.14%, (3 Month USD LIBOR + 2.90%), 01/15/31 (b)	1,000	915
Series 2014-ER-2A, 5.99%, (3 Month USD LIBOR + 5.75%), 01/15/31 (b)	1,000	897
Series 2018-D-3A, 3.20%, (3 Month USD LIBOR + 2.95%), 01/21/31 (b)	1,000	968
Series 2014-DRR-1A, 3.24%, (3 Month USD LIBOR + 3.00%), 07/18/31 (b)	1,000	948
Series 2015-ER-2A, REMIC, 5.79%, (3 Month USD LIBOR + 5.55%), 10/15/27 (b)	2,000	2,000
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (f) (g)	4,778	4,206
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,548	4,130
Trimaran Cavu 2021-3 Ltd
Series 2021-D-3A, 3.99%, (3 Month USD LIBOR + 3.78%), 01/18/35 (b)	4,500	4,406
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,325	3,101
TTAN 2021-MHC
Series 2021-F-MHC, REMIC, 3.09%, (1 Month USD LIBOR + 2.90%), 03/15/24 (b)	4,668	4,482
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,786
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.43%, 10/15/27 (b)	3,298	3,159
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,562
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	8,085
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (b)	1,600	1,553
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (b)	2,000	2,033
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 4.07%, 02/10/23 (b)	4,702	4,609
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	822	768
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	1,628	1,612
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	4,317	4,220
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	435	431
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,759
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,706
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,371	2,194
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	6,771
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (g)	4,153	3,974
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (g)	4,665	4,492
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (g)	4,655	4,440
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	34	35
Venture XIV CLO Ltd
Series 2013-BRR-14A, 2.06%, (3 Month USD LIBOR + 1.55%), 08/28/29 (b)	1,000	990
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.89%, (3 Month USD LIBOR + 1.65%), 10/15/29 (b)	1,000	992
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (g)	1,863	1,832
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (g)	159	160
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,876
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (g)	1,424	1,390
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (g)	926	906
Voya CLO Ltd
Series 2014-CR2-1A, 3.04%, (3 Month USD LIBOR + 2.80%), 04/18/31 (b)	1,000	936
Series 2018-D-2A, 2.99%, (3 Month USD LIBOR + 2.75%), 07/15/31 (b)	1,000	948
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,229	3,228
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 1.58%, (1 Month USD LIBOR + 1.12%), 09/25/34 (b) (g)	182	182
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 2.82%, 01/25/36 (b)	195	189
Series 2006-3A3-AR8, REMIC, 3.06%, 08/25/36 (b)	1,096	1,070
Series 2007-4A1-HY1, REMIC, 3.09%, 02/25/37 (b)	96	92
Series 2007-3A3-HY1, REMIC, 3.11%, 02/25/37 (b)	1,036	987
Series 2007-2A3-HY7, REMIC, 2.95%, 07/25/37 (b)	178	173
Series 2002-1A-AR17, REMIC, 1.34%, (12 Month Treasury Average + 1.20%), 11/25/42 (b)	17	16
Series 2005-A1A1-AR13, REMIC, 1.04%, (1 Month USD LIBOR + 0.58%), 10/25/45 (b) (g)	26	25
Series 2006-1A-AR9, REMIC, 0.97%, (12 Month Treasury Average + 0.83%), 11/25/46 (b) (g)	1,533	1,429
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (b)	—	—
Series 2002-1A-AR9, REMIC, 1.54%, (12 Month Treasury Average + 1.40%), 08/25/42 (b)	24	23
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,576	2,395
Wellfleet CLO Ltd
Series 2019-A1R-XA, 1.42%, (3 Month USD LIBOR + 1.17%), 07/20/32 (b)	2,000	1,978
Wells Fargo & Company
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,486
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 2.77%, 12/25/37 (b)	590	541
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,477
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,886
Interest Only, Series 2018-XA-C43, REMIC, 0.66%, 03/17/51 (b)	71,532	2,317
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,730
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	2,086	2,002
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	3,672	3,422
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.00%, 10/17/57 (b)	5,789	5,367
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (b)	2,050	2,042
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (g)	4,402	4,113
ZH Trust 2021-2
Series 2021-A-2, REMIC, 2.35%, 04/18/24	3,000	2,947
Total Non-U.S. Government Agency Asset-Backed Securities (cost $886,906)		842,287
CORPORATE BONDS AND NOTES 24.7%
Financials 6.3%
Acrisure, LLC
4.25%, 02/15/29 (f)	450	409
6.00%, 08/01/29 (f)	370	342

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
AerCap Ireland Capital Designated Activity Company
3.40%, 10/29/33	5,450	4,905
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (f)	430	425
AmWINS Group, Inc.
4.88%, 06/30/29 (f)	385	368
Ares Capital Corporation
2.15%, 07/15/26	2,795	2,527
2.88%, 06/15/28 (h)	960	851
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (f)	180	156
AssuredPartners, Inc.
7.00%, 08/15/25 (f)	940	939
5.63%, 01/15/29 (f)	65	60
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (f)	5,820	5,075
Avation Capital
8.25%, 10/31/26 (f) (g) (i)	569	484
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	4,535	4,106
Avolon Holdings Funding Limited
3.25%, 02/15/27 (f)	3,795	3,574
Banco BBVA Peru
5.25%, 09/22/29 (e)	300	304
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (f) (j)	650	599
Banco de Credito del Peru
3.13%, 07/01/30 (e)	500	468
3.13%, 07/01/30 (f)	800	751
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (e)	400	377
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (e) (k) (l)	6,400	1,355
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (e)	500	480
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (b) (e)	1,650	1,363
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (b) (f)	300	248
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (e) (j)	400	393
7.50%, (100, 06/27/29) (f) (j)	300	295
7.63%, (100, 01/10/28) (a) (e) (j)	1,200	1,188
Banco Nacional De Panama
2.50%, 08/11/30 (f)	500	442
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (e) (j)	1,300	1,268
Bank of America Corporation
2.57%, 10/20/32	1,955	1,777
2.48%, 09/21/36	5,210	4,487
Bank of Montreal
3.80%, 12/15/32 (m)	3,585	3,536
Barclays PLC
1.84%, (3 Month USD LIBOR + 1.38%), 05/16/24 (b) (m)	4,600	4,627
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,740	1,508
3.85%, 03/15/52	1,010	1,033
Blackstone Private Credit Fund
2.63%, 12/15/26 (f)	1,325	1,189
Blackstone Secured Lending Fund
2.85%, 09/30/28 (f)	2,065	1,792
BNP Paribas
3.05%, 01/13/31 (f) (m)	4,880	4,571
BPCE
1.00%, 01/20/26 (f)	2,850	2,614
Brighthouse Financial, Inc.
1.00%, 04/12/24 (f)	990	949
2.00%, 06/28/28 (f)	1,450	1,297
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	450	446
CI Financial Corp.
4.10%, 06/15/51	1,385	1,204
Citigroup Inc.
1.57%, (3 Month USD LIBOR + 1.10%), 05/17/24 (b)	5,880	5,912
2.01%, 01/25/26	1,085	1,045
3.07%, 02/24/28	1,005	981
Commonwealth Bank of Australia
4.32%, 01/10/48 (f)	3,780	3,770
Credit Acceptance Corporation
6.63%, 03/15/26	630	645
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
0.00%, (100, 11/29/22) (e) (h) (j) (k) (l)	1,100	32
DBS Group Holdings Ltd
3.30%, (100, 02/27/25) (e) (j)	200	195
1.82%, 03/10/31 (e)	1,200	1,118
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	2,780	2,558
Discover Financial Services
4.10%, 02/09/27	5,835	5,959
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (f)	1,300	848
EG Global Finance PLC
8.50%, 10/30/25 (f)	615	629
Ford Motor Credit Company LLC
1.74%, (3 Month USD LIBOR + 1.24%), 02/15/23 (b)	3,680	3,667
4.39%, 01/08/26	600	598
4.95%, 05/28/27	400	407
3.63%, 06/17/31	540	488
Gilex Holding SARL
8.50%, 05/02/23 (e)	1,200	1,198
8.50%, 05/02/23 (f)	600	600
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (f) (g) (i)	596	542
Hightower Holdings LLC
6.75%, 04/15/29 (f)	315	310
HSBC Holdings PLC
2.18%, (3 Month USD LIBOR + 1.38%), 09/12/26 (b) (m)	5,730	5,792
Icahn Enterprises L.P.
5.25%, 05/15/27	545	535
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (f)	695	702
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (e)	1,600	1,510
JPMorgan Chase & Co.
2.60%, 02/24/26	1,870	1,837
2.07%, 06/01/29	2,255	2,068
2.52%, 04/22/31	3,320	3,070
2.58%, 04/22/32	2,755	2,527
2.96%, 01/25/33	2,675	2,521
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (e) (j)	600	583
LD Holdings Group LLC
6.50%, 11/01/25 (f) (i)	245	232
6.13%, 04/01/28 (f)	60	53
LFS Topco LLC
5.88%, 10/15/26 (f)	405	381
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (f)	450	434
Lloyds Banking Group PLC
3.57%, 11/07/28	4,625	4,522
Macquarie Group Limited
2.87%, 01/14/33 (f)	6,125	5,434
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (f)	2,300	1,879
Minejesa Capital B.V.
4.63%, 08/10/30 (e)	2,820	2,671
5.63%, 08/10/37 (e)	1,700	1,549
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,965	4,652
Morgan Stanley
2.94%, 01/21/33	770	722
2.48%, 09/16/36	5,200	4,462

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Nasdaq, Inc.
3.95%, 03/07/52 (h)	515	501
National Australia Bank Limited
2.99%, 05/21/31 (f)	3,355	3,045
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (f)	630	601
NatWest Markets PLC
0.80%, 08/12/24 (f)	2,790	2,632
Navient Corporation
5.00%, 03/15/27	290	277
NFP Corp.
4.88%, 08/15/28 (f)	275	264
6.88%, 08/15/28 (f)	380	363
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (e) (m)	400	375
1.83%, 09/10/30 (f) (m)	1,600	1,499
Owl Rock Capital Corporation
2.63%, 01/15/27	2,805	2,526
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	470	465
4.25%, 02/15/29 (f)	510	438
Prudential Financial, Inc.
3.91%, 12/07/47	2,210	2,218
Ryan Specialty Group, LLC
4.38%, 02/01/30 (f)	445	422
Santander Holdings USA, Inc.
2.49%, 01/06/28	970	906
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (f) (j)	1,250	1,147
SPARC Limited
0.00%, 12/05/22 (e) (n)	372	366
Springleaf Finance Corporation
6.88%, 03/15/25	290	305
7.13%, 03/15/26	35	37
6.63%, 01/15/28	120	126
5.38%, 11/15/29	240	234
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (f)	2,650	2,642
3.63%, 04/28/26 (f)	1,973	1,981
Synchrony Financial
3.95%, 12/01/27	4,845	4,807
Temasek Financial (I) Limited
1.00%, 10/06/30 (e)	950	816
1.00%, 10/06/30 (f)	2,600	2,233
1.63%, 08/02/31 (e)	1,500	1,338
The Goldman Sachs Group, Inc.
1.68%, (3 Month USD LIBOR + 1.17%), 05/15/26 (b)	6,085	6,102
1.01%, (SOFR + 0.82%), 09/10/27 (b)	1,770	1,729
Titan Acquisition Limited
7.75%, 04/15/26 (f)	325	323
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (f)	380	374
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (e) (h) (j)	3,800	1,216
United Overseas Bank Limited
3.88%, (100, 10/19/23) (j)	2,200	2,194
USA Compression Finance Corp.
6.88%, 09/01/27	930	935
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (f) (m)	2,600	2,649
Wells Fargo & Company
3.20%, 06/17/27	2,350	2,321
2.88%, 10/30/30	2,415	2,299
Westpac Banking Corporation
3.02%, 11/18/36	2,825	2,504
Willis North America Inc.
4.50%, 09/15/28	4,345	4,466
		204,096
Utilities 3.5%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,002
AES Andres B.V.
5.70%, 05/04/28 (f)	1,200	1,135
Ameren Corporation
3.65%, 02/15/26	5,000	5,051
Boston Gas Company
3.15%, 08/01/27 (f)	5,000	4,841
Calpine Corporation
4.50%, 02/15/28 (f)	265	259
5.13%, 03/15/28 (f)	165	157
4.63%, 02/01/29 (f)	215	199
Chile Electricity PEC Spa
0.00%, 01/25/28 (f) (n)	1,750	1,320
Clearway Energy Operating LLC
4.75%, 03/15/28 (f)	375	377
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,433
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,934
2.85%, 03/15/32	405	391
3.95%, 08/15/47	3,605	3,516
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	5,000	4,936
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (f)	1,000	1,019
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	978	914
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (e)	2,785	912
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (e)	1,900	1,689
4.38%, 02/15/31 (e)	1,150	986
Engie Energia Chile S.A.
3.40%, 01/28/30 (e)	800	734
Entergy Corporation
2.80%, 06/15/30	1,220	1,143
Eversource Energy
2.90%, 10/01/24	4,000	3,993
Exelon Corporation
3.40%, 04/15/26	5,712	5,737
4.10%, 03/15/52 (f)	740	753
Fenix Power Peru S.A.
4.32%, 09/20/27 (e)	472	461
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (e)	4,011	3,988
Georgia Power Company
2.20%, 09/15/24	2,825	2,771
3.25%, 03/15/51	5,180	4,512
GNL Quintero S.A
4.63%, 07/31/29 (e)	2,206	2,241
Inkia Energy Limited
5.88%, 11/09/27 (e)	300	291
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,980
2.95%, 05/14/30 (f)	1,250	1,189
JSW Hydro Energy Limited
4.13%, 05/18/31 (f)	483	453
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (e)	1,300	1,248
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (f)	2,005	1,999
Mercury Chile Holdco LLC
6.50%, 01/24/27 (f)	1,750	1,675
Monongahela Power Company
5.40%, 12/15/43 (f)	1,770	2,026
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	5,000	5,048
NRG Energy, Inc.
2.00%, 12/02/25 (f)	1,640	1,544
3.63%, 02/15/31 (f)	565	498
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,005
Pacific Gas And Electric Company
1.37%, 03/10/23	3,595	3,531
2.50%, 02/01/31	2,945	2,532
Pampa Energia S.A.
7.50%, 01/24/27 (e)	600	520

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (e)	1,000	895
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,938
3.25%, 11/01/51	1,280	1,104
Stoneway Capital Corporation
0.00%, 03/01/27 (e) (k) (l)	3,055	825
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (f)	430	404
The Brooklyn Union Gas Company
4.49%, 03/04/49 (f)	4,350	4,379
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	1,500	1,480
The East Ohio Gas Company
3.00%, 06/15/50 (f)	500	434
The Southern Company
3.70%, 04/30/30 (m)	2,500	2,511
3.75%, 09/15/51	1,930	1,777
Transelec S.A.
3.88%, 01/12/29 (f)	2,500	2,539
		115,229
Energy 2.7%
Aethon United BR LP
8.25%, 02/15/26 (f)	305	317
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (f)	1,000	859
Antero Midstream Partners LP
5.75%, 03/01/27 (f)	289	295
Antero Resources Corporation
5.38%, 03/01/30 (f)	310	317
APT Pipelines Limited
4.25%, 07/15/27 (f)	5,000	5,129
Bip-V Chinook
5.50%, 06/15/31 (f)	1,010	996
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	30	31
BP Capital Markets America Inc.
2.94%, 06/04/51	1,780	1,523
3.00%, 03/17/52	2,375	2,042
Chesapeake Energy Corporation
5.88%, 02/01/29 (f)	420	434
CNX Midstream Partners LP
4.75%, 04/15/30 (f)	790	740
CNX Resources Corporation
6.00%, 01/15/29 (f)	385	390
Continental Resources, Inc.
2.27%, 11/15/26 (f)	1,955	1,829
CSI Compressco LP
7.50%, 04/01/25 (f)	720	706
Ecopetrol S.A.
4.63%, 11/02/31	550	498
5.88%, 05/28/45 - 11/02/51	3,150	2,690
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (e)	713	683
Enable Midstream Partners, LP
4.40%, 03/15/27	1,520	1,540
5.00%, 05/15/44 (g)	2,570	2,501
Enbridge Inc.
3.40%, 08/01/51	2,245	2,001
Energy Transfer LP
4.75%, 01/15/26	2,480	2,577
EQM Midstream Partners, LP
4.75%, 01/15/31 (f)	415	389
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	414
Exxon Mobil Corporation
4.23%, 03/19/40	2,375	2,566
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	2,306	2,126
2.63%, 03/31/36 (e)	2,100	1,881
2.94%, 09/30/40 (e)	786	712
Gran Tierra Energy Inc.
7.75%, 05/23/27 (f)	900	832
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (e)	1,900	1,760
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (f)	384	400
8.00%, 05/17/26	7	7
Halliburton Company
2.92%, 03/01/30	1,170	1,132
5.00%, 11/15/45	1,170	1,275
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	460	472
4.25%, 02/15/30 (f)	765	722
Hess Midstream Operations LP
5.13%, 06/15/28 (f)	395	395
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (f)	540	546
5.75%, 02/01/29 (f)	180	180
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,435	4,304
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (f)	420	392
Marathon Petroleum Corporation
5.13%, 12/15/26	1,925	2,051
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	200	184
MEG Energy Corp.
7.13%, 02/01/27 (f)	490	513
5.88%, 02/01/29 (f)	95	96
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (f)	390	360
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	332
Nabors Industries Ltd
7.25%, 01/15/26 (f)	310	309
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	260	270
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	660	649
NGL Energy Partners LP
7.50%, 04/15/26 (a)	370	323
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	1,090	1,013
NuStar Logistics, L.P.
6.00%, 06/01/26	750	759
Oasis Petroleum Inc.
6.38%, 06/01/26 (f)	555	571
Occidental Petroleum Corporation
8.00%, 07/15/25	265	298
6.63%, 09/01/30	645	740
6.13%, 01/01/31	570	641
6.45%, 09/15/36	220	259
6.60%, 03/15/46	215	255
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	1,550	1,453
ONEOK, Inc.
3.40%, 09/01/29	1,335	1,284
Par Petroleum, LLC
7.75%, 12/15/25 (f)	660	653
Parkland Corporation
4.50%, 10/01/29 (f)	430	399
4.63%, 05/01/30 (f)	300	279
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	2,310	2,174
PBF Holding Company LLC
6.00%, 02/15/28	190	153
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,650	2,579
5.50%, 06/10/51	500	430
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (e)	200	168
PETRONAS Capital Limited
2.48%, 01/28/32 (a) (e)	200	187
PIC AU Holdings Corporation
10.00%, 12/31/24 (f)	182	188
Pioneer Natural Resources Company
1.90%, 08/15/30	1,755	1,556

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Qatar Petroleum
2.25%, 07/12/31 (e)	2,600	2,398
Reliance Industries Limited
2.88%, 01/12/32 (e)	1,200	1,104
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,205	2,334
Southwestern Energy Company
5.38%, 02/01/29	420	426
4.75%, 02/01/32	420	420
Sunoco LP
6.00%, 04/15/27	310	316
4.50%, 05/15/29	160	151
Tervita Corporation
11.00%, 12/01/25 (f)	246	279
The Williams Companies, Inc.
3.50%, 10/15/51	1,420	1,245
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,138
Transocean Inc
11.50%, 01/30/27 (f)	145	151
Transocean Poseidon Limited
6.88%, 02/01/27 (f)	595	589
Transocean Proteus Limited
6.25%, 12/01/24 (f)	335	332
UEP Penonome II S.A.
6.50%, 10/01/38 (f)	1,587	1,600
Valero Energy Corporation
4.00%, 06/01/52	880	829
Viper Energy Partners LP
5.38%, 11/01/27 (f)	350	357
Weatherford International Ltd.
11.00%, 12/01/24 (f)	226	235
6.50%, 09/15/28 (f)	245	252
8.63%, 04/30/30 (f)	200	203
Western Midstream Operating, LP
4.55%, 02/01/30 (g) (h)	435	435
		87,523
Industrials 2.1%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (e)	400	388
4.38%, 07/03/29 (e)	800	768
3.10%, 02/02/31 (e)	500	428
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	360	360
Air Lease Corporation
1.88%, 08/15/26	1,970	1,817
Aircastle Limited
2.85%, 01/26/28 (f)	2,760	2,505
Allied Universal Holdco LLC
6.63%, 07/15/26 (f)	370	375
9.75%, 07/15/27 (f)	480	496
6.00%, 06/01/29 (f)	435	384
American Airlines, Inc.
5.75%, 04/20/29 (f)	790	787
ARD Finance S.A.
6.50%, 06/30/27 (f) (i)	200	183
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (f)	850	766
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (f)	170	157
Berry Global, Inc.
1.65%, 01/15/27	1,710	1,559
BOC Aviation Limited
2.09%, (3 Month USD LIBOR + 1.13%), 09/26/23 (b) (f)	4,775	4,772
Bombardier Inc.
7.88%, 04/15/27 (f)	385	377
Builders FirstSource, Inc.
5.00%, 03/01/30 (f)	400	394
4.25%, 02/01/32 (f)	410	382
Carrier Global Corporation
3.38%, 04/05/40	4,080	3,716
Clean Harbors, Inc.
5.13%, 07/15/29 (f)	135	135
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (f)	400	372
CSX Corporation
3.80%, 11/01/46	5,000	5,011
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (f)	1,095	1,113
FedEx Corporation
4.75%, 11/15/45	1,964	2,095
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (e)	287	293
First Student Bidco Inc.
4.00%, 07/31/29 (f)	345	321
Flowserve Corporation
2.80%, 01/15/32	2,860	2,530
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	520	473
Garda World Security Corporation
4.63%, 02/15/27 (f)	625	599
6.00%, 06/01/29 (f)	475	427
Griffon Corporation
5.75%, 03/01/28	875	841
IAA Spinco Inc.
5.50%, 06/15/27 (f)	550	553
Jeld-Wen, Inc.
4.63%, 12/15/25 (f)	675	654
KAR Auction Services, Inc.
5.13%, 06/01/25 (f)	485	491
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (e)	1,728	1,855
Madison IAQ LLC
4.13%, 06/30/28 (f)	335	309
5.88%, 06/30/29 (f)	325	291
Northrop Grumman Corporation
5.15%, 05/01/40	3,270	3,809
Owens Corning
4.40%, 01/30/48	2,175	2,186
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (f)	75	75
4.20%, 04/01/27 (f)	2,175	2,235
Pike Corporation
5.50%, 09/01/28 (f)	805	757
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (f)	335	328
PSA Treasury Pte. Ltd.
2.25%, 04/30/30 (e)	1,500	1,414
Raytheon Technologies Corporation
3.03%, 03/15/52	2,765	2,435
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (f)	210	196
Seaspan Corporation
5.50%, 08/01/29 (f)	330	311
Simpar Europe
5.20%, 01/26/31 (e)	200	179
Southwest Airlines Co.
4.75%, 05/04/23	2,470	2,525
The Boeing Company
2.95%, 02/01/30	2,715	2,519
3.75%, 02/01/50	1,375	1,237
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (f)	655	619
TMS International Corp.
6.25%, 04/15/29 (f)	220	209
TransDigm Inc.
8.00%, 12/15/25 (f)	100	104
6.25%, 03/15/26 (f)	605	623
5.50%, 11/15/27	545	543
Triton Container International Limited
1.15%, 06/07/24 (f)	1,070	1,019
3.25%, 03/15/32	1,405	1,293
Triumph Group, Inc.
6.25%, 09/15/24 (f)	155	154
7.75%, 08/15/25 (a)	310	312
Uber Technologies, Inc.
4.50%, 08/15/29 (f)	385	361

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
United Airlines Pass Through Trust
4.38%, 04/15/26 (f)	145	143
4.63%, 04/15/29 (f)	820	781
United Rentals (North America), Inc.
5.25%, 01/15/30	25	26
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (f)	750	744
Waste Pro USA, Inc.
5.50%, 02/15/26 (f)	385	363
Weir Group PLC(The)
2.20%, 05/13/26 (f)	3,320	3,116
		69,593
Communication Services 1.9%
Acuris Finance
5.00%, 05/01/28 (f)	675	621
Altice Financing S.A.
5.00%, 01/15/28 (f)	245	220
Altice France Holding S.A.
5.13%, 07/15/29 (f)	480	430
5.50%, 10/15/29 (f)	470	422
Altice France S.A.
6.00%, 02/15/28 (f)	435	375
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (f)	380	370
AT&T Inc.
2.75%, 06/01/31	5,255	4,926
3.50%, 09/15/53	7,123	6,307
3.55%, 09/15/55	1,363	1,200
Avaya, Inc.
6.13%, 09/15/28 (f)	425	419
Bell Canada
3.65%, 08/15/52	565	542
CCO Holdings, LLC
4.75%, 03/01/30 (f)	735	706
4.50%, 08/15/30 (f)	380	357
4.75%, 02/01/32 (f)	385	359
4.25%, 01/15/34 (f)	385	334
Cengage Learning, Inc.
9.50%, 06/15/24 (f)	495	494
CenturyLink, Inc.
5.13%, 12/15/26 (f)	390	371
4.00%, 02/15/27 (f)	360	336
Charter Communications Operating, LLC
4.91%, 07/23/25	2,503	2,593
3.50%, 03/01/42	2,390	1,986
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (f)	85	85
7.50%, 06/01/29 (f)	515	514
Comcast Corporation
3.95%, 10/15/25	1,765	1,824
3.40%, 04/01/30	2,550	2,583
Commscope, Inc.
4.75%, 09/01/29 (f)	490	452
Consolidated Communications, Inc.
5.00%, 10/01/28 (f)	415	357
CSC Holdings, LLC
5.75%, 01/15/30 (f)	795	708
Diamond Sports Group, LLC
5.38%, 08/15/26 (f)	405	155
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	470	463
DISH DBS Corporation
5.88%, 11/15/24	410	410
5.75%, 12/01/28 (f)	405	384
5.13%, 06/01/29	355	302
Embarq Corporation
8.00%, 06/01/36	290	279
Expedia Group, Inc.
5.00%, 02/15/26	1,230	1,287
3.80%, 02/15/28	2,340	2,329
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	27
6.00%, 01/15/30 (a) (f)	445	412
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	130	129
5.00%, 05/01/28 (f)	260	250
GCI, LLC
4.75%, 10/15/28 (f)	380	372
iHeartCommunications, Inc.
8.38%, 05/01/27	70	72
5.25%, 08/15/27 (f)	285	282
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (f)	460	459
KT Corp
2.50%, 07/18/26 (e)	1,700	1,657
1.38%, 01/21/27 (e)	1,000	919
Level 3 Financing, Inc.
4.25%, 07/01/28 (f)	305	280
Ligado Networks LLC
15.50%, 11/01/23 (f) (i)	350	266
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (f)	945	962
6.50%, 05/15/27 (f)	205	218
Match Group Holdings II, LLC
4.63%, 06/01/28 (f)	185	179
Match Group, Inc.
5.00%, 12/15/27 (f)	340	339
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	490	466
NBN Co Limited
1.45%, 05/05/26 (f)	2,075	1,919
Netflix, Inc.
5.38%, 11/15/29 (f)	230	249
4.88%, 06/15/30 (a) (f)	160	171
News Corporation
5.13%, 02/15/32 (f)	160	161
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	315	304
6.50%, 09/15/28 (f)	120	114
Scripps Escrow, Inc.
5.88%, 07/15/27 (f)	355	356
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (e)	800	726
Sirius XM Radio Inc.
5.50%, 07/01/29 (f)	325	330
4.13%, 07/01/30 (f)	540	506
Sprint Corporation
7.13%, 06/15/24	1,205	1,293
6.88%, 11/15/28	1,255	1,453
Telesat Canada
4.88%, 06/01/27 (f)	255	186
6.50%, 10/15/27 (f)	260	128
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (f)	155	159
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	1,450	1,748
T-Mobile US, Inc.
2.25%, 02/15/26	2,420	2,281
3.38%, 04/15/29 (f)	165	157
3.38%, 04/15/29	210	200
2.88%, 02/15/31	190	171
3.40%, 10/15/52 (f)	2,345	2,007
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	155	160
Univision Communications Inc.
4.50%, 05/01/29 (f)	325	309
Verizon Communications Inc.
2.65%, 11/20/40	4,300	3,657
3.88%, 03/01/52	760	765
Virgin Media Finance PLC
5.00%, 07/15/30 (f)	620	586
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	245	225
6.13%, 03/01/28 (f)	115	103
		63,213

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.9%
Academy, Ltd.
6.00%, 11/15/27 (f)	405	415
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (a)	330	309
Aptiv PLC
3.10%, 12/01/51	3,020	2,406
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (f)	420	366
At Home Group, Inc.
4.88%, 07/15/28 (f)	115	103
7.13%, 07/15/29 (f)	240	208
AutoNation, Inc.
3.85%, 03/01/32	2,325	2,249
Boyne USA, Inc.
4.75%, 05/15/29 (f)	700	675
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	480	450
Carnival Corporation
5.75%, 03/01/27 (f)	825	786
Carvana Co.
5.63%, 10/01/25 (a) (f)	175	165
Cedar Fair, L.P.
5.25%, 07/15/29 (a)	550	537
Century Communities, Inc.
6.75%, 06/01/27	345	358
CWT Travel Group Incorporated
8.50%, 11/19/26 (f)	173	172
Dana Corporation
5.38%, 11/15/27	120	119
5.63%, 06/15/28	310	313
4.25%, 09/01/30	95	87
Dealer Tire, LLC
8.00%, 02/01/28 (f)	310	311
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	4,375	4,010
4.10%, 01/15/52	1,145	976
Dollar Tree, Inc.
4.00%, 05/15/25	4,525	4,633
3.38%, 12/01/51	495	424
Everi Holdings Inc.
5.00%, 07/15/29 (f)	625	592
Expedia Group, Inc.
2.95%, 03/15/31 (h)	1,125	1,043
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (f)	330	311
Fertitta Entertainment LLC
6.75%, 01/15/30 (f)	650	598
Ford Motor Company
3.25%, 02/12/32	1,300	1,161
Full House Resorts, Inc.
8.25%, 02/15/28 (f)	745	762
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,805	2,522
3.10%, 01/12/32	2,735	2,461
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	315	328
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	215	200
Hyundai Capital America
2.65%, 02/10/25 (f)	5,185	5,038
1.80%, 10/15/25 (f)	150	140
Installed Building Products, Inc.
5.75%, 02/01/28 (f)	425	413
LBM Acquisition, LLC
6.25%, 01/15/29 (f)	210	197
LSF9 Atlantis
7.75%, 02/15/26 (f)	550	529
M/I Homes, Inc.
4.95%, 02/01/28	380	358
Magallanes, Inc.
3.76%, 03/15/27 (f)	2,040	2,037
Marriott International, Inc.
3.13%, 06/15/26	2,610	2,583
2.75%, 10/15/33 (h)	2,880	2,541
McDonald's Corporation
4.45%, 03/01/47	2,360	2,533
MGM Resorts International
6.75%, 05/01/25	465	481
5.75%, 06/15/25	227	232
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	265	245
NCL Corporation Ltd.
3.63%, 12/15/24 (f)	605	570
5.88%, 03/15/26 - 02/15/27 (f)	540	527
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (f)	387	399
8.50%, 05/15/27 (f)	230	239
Penn National Gaming, Inc.
5.63%, 01/15/27 (f)	655	651
4.13%, 07/01/29 (f)	300	268
PetSmart, Inc.
4.75%, 02/15/28 (f)	830	803
7.75%, 02/15/29 (f)	500	516
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (f)	495	426
5.88%, 09/01/31 (f)	490	420
Real Hero Merger
6.25%, 02/01/29 (f)	165	151
Rent-A-Center, Inc.
6.38%, 02/15/29 (a) (f)	330	302
Scientific Games Corporation
6.63%, 03/01/30 (f)	495	488
Scientific Games International, Inc.
8.25%, 03/15/26 (f)	215	224
Six Flags Operations Inc.
4.88%, 07/31/24 (f)	660	662
Sonic Automotive, Inc.
4.63%, 11/15/29 (f)	525	473
SRS Distribution Inc.
4.63%, 07/01/28 (f)	315	301
6.13%, 07/01/29 (a) (f)	485	450
Staples, Inc.
7.50%, 04/15/26 (f)	245	238
10.75%, 04/15/27 (a) (f)	150	134
Station Casinos LLC
4.63%, 12/01/31 (f)	305	278
Superior Plus LP
4.50%, 03/15/29 (f)	630	591
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (f)	600	514
Tenneco Inc.
5.13%, 04/15/29 (f)	395	392
The Gap, Inc.
3.88%, 10/01/31 (f)	415	362
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (a) (f)	560	519
Victoria's Secret & Co.
4.63%, 07/15/29 (f)	825	743
Viking Cruises Limited
13.00%, 05/15/25 (f)	135	150
5.88%, 09/15/27 (f)	1,025	935
Wheel Pros, Inc.
6.50%, 05/15/29 (f)	245	215
Yum! Brands, Inc.
7.75%, 04/01/25 (f)	190	197
4.75%, 01/15/30 (f)	370	364
		60,879
Health Care 1.5%
AbbVie Inc.
4.70%, 05/14/45	4,635	5,055
AdaptHealth LLC
5.13%, 03/01/30 (a) (f)	825	766
Anthem, Inc.
2.38%, 01/15/25	2,400	2,367
Bausch Health Companies Inc.
6.13%, 02/01/27 (f)	190	191
7.00%, 01/15/28 (f)	530	475

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.88%, 06/01/28 (f)	420	402
6.25%, 02/15/29 (f)	150	124
Bristol-Myers Squibb Company
4.35%, 11/15/47	2,530	2,792
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (f)	365	335
Centene Corporation
3.00%, 10/15/30	220	202
2.50%, 03/01/31	3,860	3,416
2.63%, 08/01/31	330	294
Cigna Holding Company
4.90%, 12/15/48	2,865	3,226
Community Health Systems, Inc.
6.00%, 01/15/29 (f)	460	465
6.88%, 04/15/29 (a) (f)	550	538
4.75%, 02/15/31 (f)	415	392
CVS Health Corporation
5.05%, 03/25/48	2,190	2,485
DaVita Inc.
4.63%, 06/01/30 (f)	325	304
Emergent BioSolutions Inc.
3.88%, 08/15/28 (f)	415	372
Encompass Health Corporation
4.50%, 02/01/28	180	176
4.75%, 02/01/30	60	58
4.63%, 04/01/31	475	446
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (f)	485	442
HCA Inc.
4.13%, 06/15/29	2,285	2,327
3.50%, 09/01/30	620	599
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (f)	1,695	1,489
Illumina, Inc.
0.55%, 03/23/23	1,905	1,869
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	290	281
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (f)	245	253
4.38%, 02/15/27 (f)	415	401
ModivCare Inc.
5.00%, 10/01/29 (f)	185	172
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (a) (f)	645	600
Option Care Health, Inc.
4.38%, 10/31/29 (f)	475	447
Organon & Co.
5.13%, 04/30/31 (f)	795	766
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (f)	42	43
7.25%, 02/01/28 (f)	366	377
Owens & Minor, Inc.
6.63%, 04/01/30 (f)	570	586
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	465	467
Royalty Pharma PLC
3.30%, 09/02/40	2,865	2,450
RP Escrow Issuer LLC
5.25%, 12/15/25 (f)	480	469
Select Medical Corporation
6.25%, 08/15/26 (f)	855	883
Tenet Healthcare Corporation
6.25%, 02/01/27 (f)	605	621
6.13%, 10/01/28 (f)	730	742
4.25%, 06/01/29 (f)	640	616
The Providence Service Corporation
5.88%, 11/15/25 (f)	270	273
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	5,395	5,188
Viatris, Inc.
1.65%, 06/22/25	1,650	1,536
Vizient, Inc.
6.25%, 05/15/27 (f)	410	423
		49,201
Information Technology 1.4%
Arches Buyer Inc.
4.25%, 06/01/28 (f)	135	126
Arrow Electronics, Inc.
3.88%, 01/12/28	2,295	2,314
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	35	36
Broadcom Inc.
3.42%, 04/15/33 (f)	4,030	3,760
Camelot Finance S.A.
4.50%, 11/01/26 (f)	455	441
Castle United States Holding Corporation
9.50%, 02/15/28 (f)	590	586
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (f)	635	599
CommScope Technologies LLC
5.00%, 03/15/27 (a) (f)	245	213
Endure Digital, Inc.
6.00%, 02/15/29 (f)	290	250
Fortinet, Inc.
1.00%, 03/15/26	2,745	2,498
Helios Software Holdings, Inc.
4.63%, 05/01/28 (f)	650	599
II-VI Incorporated
5.00%, 12/15/29 (f)	590	579
LogMeIn, Inc.
5.50%, 09/01/27 (f)	185	173
Marvell Technology, Inc.
4.20%, 06/22/23	4,705	4,780
Minerva Merger Sub Inc
6.50%, 02/15/30 (f)	825	800
NetApp, Inc.
1.88%, 06/22/25	2,550	2,439
NXP B.V.
3.88%, 06/18/26 (f)	2,515	2,526
Oracle Corporation
3.85%, 04/01/60	3,880	3,190
Renesas Electronics Corporation
2.17%, 11/25/26 (f) (h)	5,535	5,148
Sabre GLBL Inc.
9.25%, 04/15/25 (f)	220	244
Science Applications International Corporation
4.88%, 04/01/28 (f)	180	178
The Western Union Company
1.35%, 03/15/26 (h)	515	475
2.75%, 03/15/31 (a) (h)	5,040	4,581
TSMC Global Limited
1.25%, 04/23/26 (f)	2,990	2,768
Virtusa Corporation
7.13%, 12/15/28 (f)	160	150
VMware, Inc.
2.20%, 08/15/31	2,620	2,303
Vontier Corporation
2.40%, 04/01/28	1,410	1,246
Workday, Inc.
3.70%, 04/01/29	1,085	1,086
		44,088
Real Estate 1.3%
Agree Limited Partnership
2.60%, 06/15/33	1,045	922
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,725	1,453
American Tower Corporation
3.38%, 10/15/26	5,000	4,954
3.60%, 01/15/28	3,990	3,950
Boston Properties Limited Partnership
3.40%, 06/21/29	2,230	2,210
Corporate Office Properties Trust
2.90%, 12/01/33	2,010	1,774
Crown Castle International Corp.
3.65%, 09/01/27	9,190	9,157
3.30%, 07/01/30	945	907
Equinix, Inc.
1.80%, 07/15/27	2,815	2,566

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2.15%, 07/15/30	2,250	1,974
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (h)	2,865	2,561
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	1,880	1,645
Iron Mountain Incorporated
4.88%, 09/15/29 (f)	365	348
4.50%, 02/15/31 (f)	275	254
iStar Inc.
4.75%, 10/01/24	300	303
Mattamy Homes Limited
4.63%, 03/01/30 (f)	400	376
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,398
Office Properties Income Trust
2.65%, 06/15/26	505	465
2.40%, 02/01/27	2,285	2,037
Park Intermediate Holdings LLC
4.88%, 05/15/29 (f)	285	268
Realogy Group LLC
5.75%, 01/15/29 (f)	315	297
5.25%, 04/15/30 (f)	755	695
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	447
Uniti Group Inc.
6.50%, 02/15/29 (f)	325	304
Vornado Realty L.P.
2.15%, 06/01/26	1,100	1,030
XHR LP
6.38%, 08/15/25 (f)	280	290
4.88%, 06/01/29 (f)	415	404
		42,989
Consumer Staples 1.1%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (e)	864	771
3.00%, 02/16/31 (f)	576	516
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	1,961
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,860	3,094
APi Escrow Corp.
4.75%, 10/15/29 (f)	480	446
BAT Capital Corp.
3.46%, 09/06/29	5,285	4,975
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,054
2.88%, 05/01/30	515	483
Coty Inc.
5.00%, 04/15/26 (f)	405	394
6.50%, 04/15/26 (a) (f)	245	245
Energizer Holdings, Inc.
6.50%, 12/31/27 (f)	460	455
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (f)	1,060	1,005
Keurig Dr Pepper Inc.
3.80%, 05/01/50	2,580	2,454
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (f)	1,025	945
7.00%, 12/31/27 (a) (f)	550	443
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (f)	345	332
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (f)	450	432
Metis Merger Subordinated LLC
6.50%, 05/15/29 (f)	655	616
Movida Europe S.A.
5.25%, 02/08/31 (e)	200	179
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (f)	251	227
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	115	113
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (f)	290	279
Performance Food Group, Inc.
5.50%, 10/15/27 (f)	470	468
4.25%, 08/01/29 (f)	385	351
Post Holdings, Inc.
5.50%, 12/15/29 (f)	130	125
4.63%, 04/15/30 (f)	540	487
Primo Water Holdings Inc.
4.38%, 04/30/29 (f)	330	299
SEG Holding, LLC
5.63%, 10/15/28 (f)	630	633
Smithfield Foods, Inc.
4.25%, 02/01/27 (f)	4,065	4,110
3.00%, 10/15/30 (f)	440	400
Spectrum Brands, Inc.
5.00%, 10/01/29 (f)	360	339
Sysco Corporation
3.30%, 02/15/50	4,250	3,710
Triton Water Holdings Incorporated
6.25%, 04/01/29 (f)	670	573
U.S. Foods Inc.
4.75%, 02/15/29 (f)	345	330
4.63%, 06/01/30 (f)	295	273
United Natural Foods, Inc.
6.75%, 10/15/28 (f)	450	461
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	550	553
		35,531
Materials 1.0%
Arconic Corporation
6.13%, 02/15/28 (f)	765	768
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (f)	280	260
Cap S.A.
3.90%, 04/27/31 (e)	1,450	1,310
3.90%, 04/27/31 (f)	600	542
CCL Industries Inc.
3.05%, 06/01/30 (f)	1,870	1,770
CF Industries, Inc.
5.38%, 03/15/44	2,220	2,507
CVR Partners, LP
6.13%, 06/15/28 (f)	390	391
Diamond (BC) B.V.
4.63%, 10/01/29 (f)	335	300
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (e)	400	370
EverArc Escrow
5.00%, 10/30/29 (f)	730	667
Freeport-McMoRan Inc.
4.38%, 08/01/28	150	151
5.45%, 03/15/43	2,225	2,497
Glatfelter Corporation
4.75%, 11/15/29 (f)	430	366
Glencore Funding LLC
1.63%, 04/27/26 (f)	2,505	2,315
3.38%, 09/23/51 (f)	1,785	1,499
GrafTech Finance Inc.
4.63%, 12/15/28 (f)	210	196
Hexion Inc.
7.88%, 07/15/27 (a) (f)	285	302
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	520	526
LG Chem, Ltd.
2.38%, 07/07/31 (a) (f)	300	270
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	595	541
6.25%, 10/01/29 (a) (f)	400	354
Packaging Corporation of America
3.40%, 12/15/27	2,105	2,107
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (f) (m)	515	487
SunCoke Energy, Inc.
4.88%, 06/30/29 (f)	510	481
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (a)	420	394

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
The Sherwin-Williams Company
2.90%, 03/15/52	1,180	973
Tronox Incorporated
4.63%, 03/15/29 (f)	105	98
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (f)	575	534
7.50%, 09/30/29 (f)	50	45
UPL Corporation Limited
4.50%, 03/08/28 (e)	700	665
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (f)	1,300	1,127
Vedanta Resources Limited
6.13%, 08/09/24 (e)	2,900	2,537
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	625	584
Westrock Company, Inc.
3.75%, 03/15/25	4,615	4,679
		32,613
Total Corporate Bonds And Notes (cost $861,127)		804,955
SENIOR FLOATING RATE INSTRUMENTS 4.7%
Information Technology 1.0%
Access CIG, LLC
2018 1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 02/14/25 (b)	828	814
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (b)	486	480
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (b)	145	142
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (b)	813	807
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (b)	2	2
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (b)	390	387
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (b)	680	668
Ascend Learning, LLC
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 11/18/28 (b)	945	933
2021 2nd Lien Term Loan, 6.25%, (1 Month USD LIBOR + 5.75%), 11/18/29 (b)	150	149
Avaya, Inc.
2020 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.25%), 12/15/27 (b)	317	314
Banff Merger Sub Inc
2021 USD Term Loan, 3.97%, (3 Month USD LIBOR + 3.75%), 10/01/25 (b)	565	561
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 05/31/25 (b)	690	676
Bright Bidco B.V.
2018 Term Loan B, 4.77%, (6 Month USD LIBOR + 3.50%), 06/28/24 (b)	311	185
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3 Month USD LIBOR + 3.75%), 02/28/27 (b)	847	818
CMG Media Corporation
2021 Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 12/17/26 (b)	474	466
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (b)	414	409
Constant Contact Inc
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (b)	496	490
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (b)	1,002	989
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (b)	595	588
Cvent, Inc.
1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 11/30/24 (b)	348	343
DCert Buyer, Inc.
2019 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 07/31/26 (b)	664	659
2021 2nd Lien Term Loan, 7.21%, (1 Month USD LIBOR + 7.00%), 02/16/29 (b)	330	325
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (b)	830	816
2020 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.25%), 12/01/28 (b)	90	88
Emerald TopCo Inc
Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 07/16/26 (b)	1	1
Term Loan, 3.80%, (3 Month USD LIBOR + 3.50%), 07/16/26 (b)	394	389
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (b)	497	482
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (b)	40	39
GoTo Group, Inc.
Term Loan B, 5.22%, (1 Month USD LIBOR + 4.75%), 08/31/27 (b)	54	53
Grab Holdings Inc
Term Loan B, 5.50%, (6 Month USD LIBOR + 4.50%), 01/20/26 (b)	495	483
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (b)	824	822
Helios Software Holdings, Inc.
2021 USD Term Loan B, 3.97%, (6 Month USD LIBOR + 3.75%), 03/05/28 (b)	721	713
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (b)	680	676
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (b)	186	184
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 12/31/24 (b)	227	224
Informatica LLC
2021 USD Term Loan B, 3.00%, (1 Month USD LIBOR + 2.75%), 10/13/28 (b)	575	568
Ingram Micro Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (b)	670	663
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 11/06/25 (b)	996	991
Ivanti Software, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (b)	488	480
KBR, Inc.
2020 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 02/03/27 (b)	269	268
LogMeIn, Inc.
Term Loan B, 5.22%, (1 Month USD LIBOR + 4.75%), 08/31/27 (b)	189	185
McAfee, LLC
2022 USD Term Loan B, 4.50%, (SOFR 90-Day Average + 4.00%), 02/03/29 (b)	505	501
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/18/28 (b)	375	370
Mitchell International, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 10/01/28 (b)	1,050	1,032
2021 2nd Lien Term Loan, 7.00%, (3 Month USD LIBOR + 6.50%), 10/01/29 (b)	70	69
NCR Corporation
2019 Term Loan, 2.80%, (3 Month USD LIBOR + 2.50%), 04/12/25 (b)	146	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
OneDigital Borrower LLC
2021 Term Loan, 4.75%, (SOFR 90-Day Average + 4.25%), 11/16/27 (b)	1,132	1,123
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (b)	978	969
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (b)	194	191
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.30%, (3 Month USD LIBOR + 4.00%), 04/26/24 (b)	994	986
Proofpoint, Inc.
1st Lien Term Loan, 3.76%, (3 Month USD LIBOR + 3.25%), 06/09/28 (b)	465	460
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (b)	173	169
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.46%, (1 Month USD LIBOR + 3.25%), 05/21/25 (b)	618	610
2018 2nd Lien Term Loan, 7.21%, (1 Month USD LIBOR + 7.00%), 05/29/26 (b)	205	202
Sabre GLBL Inc.
2018 Term Loan B, 2.21%, (1 Month USD LIBOR + 2.00%), 02/22/24 (b)	255	251
2021 Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (b)	111	110
2021 Term Loan B2, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (b)	177	175
Severin Acquisition, LLC
2018 Term Loan B, 3.45%, (1 Month USD LIBOR + 3.00%), 06/15/25 (b)	811	801
SkillSoft Corporation
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/31/24 (b) (o)	60	59
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (b)	294	290
Sophia, L.P.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (b)	810	801
Surf Holdings, LLC
USD Term Loan , 4.11%, (3 Month USD LIBOR + 3.50%), 01/15/27 (b)	808	799
Tempo Acquisition LLC
2022 Term Loan B, 3.50%, (SOFR 30-Day Average + 3.00%), 08/31/28 (b)	269	267
Tibco Software Inc.
2020 Term Loan B3, 3.96%, (1 Month USD LIBOR + 3.75%), 07/03/26 (b)	786	781
2020 2nd Lien Term Loan, 7.46%, (1 Month USD LIBOR + 7.25%), 02/14/28 (b)	45	45
Ultimate Software Group Inc (The)
Term Loan B, 3.96%, (3 Month USD LIBOR + 3.75%), 04/08/26 (b)	48	47
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (b)	923	914
2021 2nd Lien Term Loan, 5.75%, (3 Month USD LIBOR + 5.25%), 05/03/27 (b)	120	119
Ultra Clean Holdings, Inc
2021 Term Loan B, 3.96%, (1 Month USD LIBOR + 3.75%), 08/27/25 (b)	208	207
VT Topco, Inc.
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 08/01/25 (b)	450	442
		32,264
Consumer Discretionary 0.8%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 0.00%, (SOFR + 3.75%), 06/17/28 (b) (o)	74	73
2021 1st Lien Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 06/17/28 (b)	761	753
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (b)	667	662
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.25%), 10/07/28 (b)	290	287
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (b)	721	717
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (b)	613	610
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (b)	202	196
2021 Incremental Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/08/28 (b)	748	730
Chamberlain Group Inc
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/22/28 (b)	359	354
Clarios Global LP
2021 USD Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 04/30/26 (b)	724	714
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.97%, (3 Month USD LIBOR + 2.75%), 08/16/24 (b)	90	85
Comet Acquisition, Inc.
Term Loan, 3.60%, (3 Month USD LIBOR + 3.50%), 10/23/25 (b)	126	123
Conservice Midco, LLC
2020 Term Loan B, 4.47%, (3 Month USD LIBOR + 4.25%), 05/07/27 (b)	316	312
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (b)	824	819
DexKo Global Inc.
2021 USD Delayed Draw Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (b)	71	69
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (b)	370	361
Dhanani Group Inc.
2018 Term Loan B, 5.96%, (1 Month USD LIBOR + 3.75%), 06/22/25 (b)	234	220
Everi Holdings Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (b)	—	—
2021 Term Loan B, 3.01%, (3 Month USD LIBOR + 2.50%), 12/31/24 (b)	154	153
Fertitta Entertainment, LLC
2022 Term Loan B, 4.50%, (SOFR 30-Day Average + 4.00%), 01/13/29 (b)	420	417
Getty Images, Inc.
2019 USD Term Loan B, 4.71%, (3 Month USD LIBOR + 4.50%), 02/13/26 (b)	414	410
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 02/26/28 (b)	642	639
IRB Holding Corp
2022 Term Loan B, 3.75%, (SOFR + 3.00%), 12/15/27 (b)	1,003	996
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (b)	502	436
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (b)	392	377
LaserShip, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 04/30/28 (b)	239	237
2021 2nd Lien Term Loan, 8.25%, (6 Month USD LIBOR + 7.50%), 05/07/29 (b)	75	75
LBM Acquisition LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 12/08/27 (b)	348	339
Mavis Tire Express Services Corp.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 04/13/26 (b)	1,000	992
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (b)	355	368

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 05/08/26 (b)	533	525
Motion Finco Sarl
USD Term Loan B1, 3.47%, (3 Month USD LIBOR + 3.25%), 10/11/26 (b)	125	123
Delayed Draw Term Loan B2, 3.47%, (3 Month USD LIBOR + 3.25%), 10/31/26 (b)	16	16
PCI Gaming Authority
Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 05/15/26 (b)	138	136
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b)	799	790
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b)	995	991
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (b)	589	575
Prometric Holdings, Inc.
1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/18/25 (b)	824	808
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.81%, (3 Month USD LIBOR + 3.25%), 02/04/28 (b)	238	233
Restoration Hardware, Inc.
Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 10/15/28 (b)	418	410
Savage Enterprises LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 08/11/28 (b)	437	432
Scientific Games Holdings LP
2018 Term Loan B5, 0.00%, (SOFR + 3.50%), 02/03/29 (b) (o)	280	277
Scientific Games International, Inc.
2018 Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 08/14/24 (b)	570	568
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.96%, (3 Month USD LIBOR + 2.00%), 04/09/26 (b)	278	270
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (b)	295	304
SMG US Midco 2, Inc.
2020 Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 01/23/25 (b)	119	114
2020 Term Loan, 2.80%, (3 Month USD LIBOR + 2.50%), 01/23/25 (b)	299	287
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (b)	605	600
Springs Windows Fashions, LLC
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/31/24 (b)	995	963
SRS Distribution Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (b)	1,005	991
Staples, Inc.
7 Year Term Loan, 5.32%, (3 Month USD LIBOR + 5.00%), 04/05/26 (b)	278	262
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.47%, (3 Month USD LIBOR + 2.25%), 06/29/25 (b)	496	492
Tamko Building Products, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/15/26 (b)	297	290
Term Loan B, 3.21%, (3 Month USD LIBOR + 3.00%), 05/15/26 (b)	142	139
Term Loan B, 3.51%, (3 Month USD LIBOR + 3.00%), 05/15/26 (b)	146	143
Tecta America Corp.
2021 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 12/31/24 (b)	269	266
TGP Holdings III, LLC
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 06/24/28 (b)	119	113
Travel Leaders Group, LLC
2018 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 01/25/24 (b)	353	333
Victoria's Secret & Co.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 06/30/28 (b)	289	285
Wand NewCo 3, Inc.
2020 Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 02/05/26 (b)	551	532
Whatabrands LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 07/21/28 (b)	409	404
Wheel Pros, LLC
2021 Term Loan, 5.25%, (1 Month USD LIBOR + 4.50%), 04/23/28 (b)	413	393
		25,589
Industrials 0.8%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (b)	425	430
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (b) (c)	139	138
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (b)	270	267
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (b)	166	164
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (b)	995	978
Amentum Government Services Holdings LLC
Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 01/24/27 (b)	409	403
2022 Term Loan, 4.50%, (SOFR 90-Day Average + 4.00%), 02/07/29 (b)	78	77
2022 Term Loan, 4.78%, (SOFR 90-Day Average + 4.00%), 02/07/29 (b)	87	86
American Airlines, Inc.
2017 Incremental Term Loan, 2.84%, (6 Month USD LIBOR + 2.00%), 12/14/23 (b)	146	144
2017 1st Lien Term Loan, 2.20%, (1 Month USD LIBOR + 1.75%), 01/29/27 (b)	304	283
American Trailer World Corp.
Term Loan B, 4.50%, (SOFR 30-Day Average + 3.75%), 02/17/28 (b)	675	646
Apex Tool Group, LLC
2022 Term Loan, 5.75%, (SOFR 30-Day Average + 5.25%), 02/03/29 (b)	145	141
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (b)	333	328
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 07/01/28 (b)	1	1
Artera Services, LLC
Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/06/25 (b)	68	64
ASP Blade Holdings, Inc
Initial Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 10/07/28 (b)	145	143
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	200	192
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (b)	49	47
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (b)	395	387
Brown Group Holding, LLC
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (b)	70	69
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (b)	20	20
Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 10/31/26 (b)	797	788

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/16/27 (b)	999	993
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (b)	49	48
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (b)	521	512
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 11/23/27 (b)	725	704
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 12/31/24 (b)	903	893
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (b)	80	80
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, 3.56%, (SOFR 30-Day Average + 3.25%), 01/07/29 (b)	120	119
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (b)	147	145
2020 Term Loan B1, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (b)	274	269
EAB Global, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (b)	838	828
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 12/31/24 (b)	2	2
Echo Global Logistics, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/09/28 (b)	355	350
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (b)	620	615
Filtration Group Corporation
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 03/27/25 (b)	544	535
First Advantage Holdings, LLC
2021 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 01/31/27 (b)	378	376
First Student Bidco Inc
Term Loan C, 3.98%, (3 Month USD LIBOR + 3.00%), 07/12/28 (b)	152	151
Term Loan B, 3.98%, (3 Month USD LIBOR + 3.00%), 07/13/28 (b)	412	408
Garda World Security Corporation
2021 Term Loan B, 4.71%, (1 Month USD LIBOR + 4.25%), 10/30/26 (b)	880	868
2022 Term Loan B, 4.57%, (3 Month Term SOFR + 4.25%), 02/10/29 (b)	285	282
GIP II Blue Holding, L.P
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (b)	254	253
Grinding Media Inc.
2021 Term Loan B, 4.80%, (3 Month USD LIBOR + 4.00%), 12/31/24 (b)	418	414
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 3.20%, (1 Month USD LIBOR + 2.75%), 02/24/28 (b)	3	3
2021 Term Loan B1, 3.20%, (1 Month USD LIBOR + 2.75%), 02/24/28 (b)	169	165
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b)	624	614
K-Mac Holdings Corp
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 06/23/28 (b)	334	329
Madison IAQ LLC
Term Loan, 4.52%, (6 Month USD LIBOR + 3.25%), 06/15/28 (b)	498	490
Minotaur Acquisition, Inc.
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 02/27/26 (b)	678	670
Mirion Technologies, Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 10/05/28 (b)	424	419
Packers Holdings, LLC
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 03/04/28 (b)	845	831
Pike Corporation
2021 Incremental Term Loan B, 3.21%, (3 Month USD LIBOR + 3.00%), 01/15/28 (b)	163	161
PODS, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 03/17/28 (b)	844	834
Polaris Newco LLC
USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/03/28 (b)	806	799
Titan Acquisition Limited
2018 Term Loan B, 3.35%, (3 Month USD LIBOR + 3.00%), 03/16/25 (b)	645	630
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 04/04/25 (b)	706	704
2021 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 02/16/27 (b)	29	29
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (b)	830	819
Univar Solutions Inc.
2019 USD Term Loan B5, 2.21%, (1 Month USD LIBOR + 2.00%), 11/08/26 (b)	93	91
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (b)	810	801
Viad Corp
Initial Term Loan, 5.50%, (1 Month USD LIBOR + 5.00%), 12/31/24 (b)	234	230
Waterlogic Holdings Limited
2021 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 08/04/28 (b)	654	651
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/22/28 (b)	838	828
		24,739
Health Care 0.7%
ADMI Corp.
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (b)	1,000	987
Agiliti Health, Inc
Term Loan, 3.00%, (1 Month USD LIBOR + 2.75%), 10/10/25 (b)	1,003	995
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (b)	173	165
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (b) (o)	220	210
Athenahealth, Inc.
2022 Term Loan B, 4.00%, (SOFR 30-Day Average + 3.50%), 01/27/29 (b)	594	587
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b)	813	791
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (b) (o)	190	184
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 7.00%), 12/08/29 (b)	540	513
Bausch Health Companies Inc.
2018 Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 05/19/25 (b)	175	173
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (b)	722	717
CHG Healthcare Services Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (b)	453	448
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 12/31/24 (b)	170	159

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 09/27/25 (b)	550	364
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (b)	987	985
Global Medical Response, Inc.
2017 Incremental Term Loan, 5.25%, (6 Month USD LIBOR + 4.25%), 09/26/24 (b)	190	188
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (b)	470	466
Heartland Dental, LLC
2021 Incremental Term Loan, 4.45%, (1 Month USD LIBOR + 4.00%), 04/30/25 (b)	993	982
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 2.25%, (1 Month USD LIBOR + 1.75%), 02/25/28 (b)	362	358
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (b)	243	242
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (b)	61	60
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (b)	809	805
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 3.50%, (SOFR + 3.00%), 10/15/27 (b)	122	122
MED ParentCo LP
1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 08/01/26 (b)	663	655
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (b)	835	826
Organon & Co
USD Term Loan , 3.56%, (3 Month USD LIBOR + 3.00%), 04/07/28 (b)	781	776
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/30/27 (b)	992	986
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (b)	665	660
Pathway Vet Alliance LLC
2021 Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 03/31/27 (b)	930	919
Pediatric Associates Holding Company, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 02/08/29 (b)	379	373
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (3 Month USD LIBOR + 3.50%), 02/14/25 (b)	379	376
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (b)	102	101
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (b)	456	449
2018 1st Lien Term Loan B, 4.72%, (1 Month USD LIBOR + 4.25%), 06/28/25 (b)	479	471
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (b)	991	977
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 3.00%), 04/15/28 (b)	3	2
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.20%, (1 Month USD LIBOR + 3.75%), 11/09/25 (b)	584	580
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 06/19/25 (b)	821	815
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (6 Month USD LIBOR + 4.00%), 10/05/27 (b)	610	604
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (b)	234	222
Upstream Rehabilition, Inc.
2021 Term Loan, 4.59%, (SOFR + 4.25%), 11/20/26 (b)	419	417
Zelis Healthcare Corporation
2021 Term Loan, 3.73%, (1 Month USD LIBOR + 3.50%), 09/30/26 (b)	804	795
2021 Term Loan B, 3.73%, (1 Month USD LIBOR + 3.50%), 09/30/26 (b)	223	221
		21,726
Financials 0.5%
Acrisure, LLC
2020 Term Loan B, 3.72%, (1 Month USD LIBOR + 3.50%), 01/30/27 (b)	741	729
2021 First Lien Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 02/15/27 (b)	239	238
Alliant Holdings Intermediate, LLC
Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 05/10/25 (b)	491	486
2021 Term Loan B4, 4.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (b)	269	267
AllSpring Buyer LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 04/21/28 (b)	337	334
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (b)	436	429
AssuredPartners, Inc.
2020 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 02/13/27 (b)	807	797
2022 Term Loan, 4.00%, (SOFR 30-Day Average + 3.50%), 02/13/27 (b)	185	183
Astra Acquisition Corp.
2021 1st Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 10/20/28 (b)	818	792
2021 2nd Lien Term Loan, 9.62%, (1 Month USD LIBOR + 8.88%), 10/22/29 (b)	280	273
Asurion LLC
2021 Term Loan B9, 3.46%, (1 Month USD LIBOR + 3.25%), 02/05/28 (b)	357	349
2021 2nd Lien Term Loan B3, 5.46%, (1 Month USD LIBOR + 5.25%), 02/05/28 (b)	100	98
2021 Second Lien Term Loan B4, 5.46%, (1 Month USD LIBOR + 5.25%), 01/15/29 (b)	670	654
BCP Renaissance Parent LLC
2022 Term Loan B3, 4.50%, (SOFR 30-Day Average + 3.50%), 10/31/26 (b)	249	246
Castlelake Aviation LLC
Term Loan , 0.00%, (3 Month USD LIBOR + 2.75%), 10/22/26 (b) (o)	645	628
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (b)	1,003	997
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 6.96%, (1 Month USD LIBOR + 6.75%), 06/26/26 (b)	405	399
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (b)	1,034	1,021
Eisner Advisory Group LLC
Term Loan, 6.00%, (1 Month USD LIBOR + 5.25%), 12/31/24 (b)	274	271
Greystone Select Financial LLC
Term Loan B, 5.75%, (6 Month USD LIBOR + 5.00%), 12/31/24 (b)	124	123
Gulf Finance, LLC
2021 Term Loan, 7.75%, (1 Month USD LIBOR + 6.75%), 08/25/26 (b)	242	221
Hightower Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (b)	453	448
Ineos US Finance LLC
2021 USD Term Loan B, 3.00%, (1 Month USD LIBOR + 2.75%), 11/05/28 (b)	95	93
ION Trading Finance Limited
2021 USD Term Loan, 4.97%, (1 Month USD LIBOR + 4.75%), 03/26/28 (b)	804	797
KKR Apple Bidco, LLC
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 07/14/28 (b)	294	290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/20/25 (b)	123	121
Osmosis Buyer Limited
Term Loan , 0.00%, (SOFR + 4.00%), 07/30/28 (b) (o)	102	101
Term Loan , 0.00%, (3 Month USD LIBOR + 4.00%), 07/30/28 (b) (o)	23	23
PAI Holdco, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/13/25 (b)	636	629
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (b)	835	815
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 11/06/25 (b)	522	516
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 02/06/24 (b)	407	401
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 12/31/24 (b)	500	494
Tiger Acquisition, LLC
2021 Term Loan, 3.76%, (3 Month USD LIBOR + 3.25%), 05/21/28 (b)	264	253
Trans Union, LLC
2021 Term Loan B6, 2.75%, (1 Month USD LIBOR + 2.25%), 11/16/28 (b)	300	297
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (b)	396	410
2021 Consented Term Loan, 1.75%, (3 Month USD LIBOR + 5.00%), 05/29/26 (b)	135	119
VS Buyer, LLC
Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 02/19/27 (b)	809	800
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR 90-Day Average + 2.25%), 10/14/28 (b)	195	193
		16,335
Communication Services 0.3%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/20/26 (b) (o)	265	236
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (b)	267	263
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (b)	933	924
CenturyLink, Inc.
2020 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/15/27 (b)	658	640
Charter Communications Operating, LLC
2019 Term Loan B2, 1.96%, (1 Month USD LIBOR + 1.75%), 02/01/27 (b)	330	327
Cincinnati Bell, Inc.
2021 Term Loan B2, 3.75%, (SOFR 90-Day Average + 3.25%), 11/17/28 (b)	349	344
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (b)	1	1
Term Loan B, 3.80%, (3 Month USD LIBOR + 3.50%), 08/08/26 (b)	421	413
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (b)	206	204
CSC Holdings, LLC
2017 Term Loan B1, 2.65%, (1 Month USD LIBOR + 2.25%), 07/15/25 (b)	244	240
2018 Incremental Term Loan, 2.65%, (3 Month USD LIBOR + 2.25%), 01/31/26 (b)	170	167
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (b)	240	81
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (b)	637	635
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (b)	309	305
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (b)	831	824
GoodRx, Inc.
1st Lien Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (b)	816	808
iHeartCommunications, Inc.
2020 Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 05/01/26 (b)	315	313
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (b)	594	583
NASCAR Holdings Inc.
Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 07/19/26 (b)	149	147
PUG LLC
USD Term Loan , 3.71%, (1 Month USD LIBOR + 3.50%), 01/31/27 (b)	507	496
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (b)	833	825
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (c) (k) (l)	39	—
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (b)	426	405
Sinclair Television Group Inc.
Term Loan B2B, 2.71%, (1 Month USD LIBOR + 2.50%), 07/18/26 (b)	333	323
Solis IV BV
USD Term Loan B1, 4.00%, (SOFR 90-Day Average + 3.50%), 02/09/29 (b)	865	847
Telesat Canada
Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 11/22/26 (b)	184	136
Zayo Group Holdings, Inc.
USD Term Loan , 3.21%, (1 Month USD LIBOR + 3.00%), 02/18/27 (b)	217	211
Ziggo Financing Partnership
USD Term Loan I, 2.90%, (3 Month USD LIBOR + 2.50%), 04/17/28 (b)	270	266
		10,964
Materials 0.2%
Atotech B.V.
2021 USD Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (b)	94	93
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (b)	411	408
Cyanco Intermediate Corporation
2018 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 03/07/25 (b)	124	121
Diamond (BC) B.V.
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 09/14/28 (b)	793	776
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.21%, (3 Month USD LIBOR + 3.00%), 06/20/25 (b)	377	376
GEON Performance Solutions, LLC
2021 Term Loan, 5.50%, (1 Month USD LIBOR + 4.75%), 08/10/28 (b)	104	104
Illuminate Buyer, LLC
2021 Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 06/30/27 (b)	456	440
Kraton Corporation
2022 USD Term Loan, 3.99%, (3 Month USD LIBOR + 3.25%), 11/18/28 (b)	265	262
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3 Month USD LIBOR + 2.50%), 09/19/25 (b)	410	403

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/21/28 (b)	344	334
Phoenix Services International, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 01/29/25 (b)	142	137
PMHC II, Inc.
2018 1st Lien Term Loan, 0.00%, (SOFR + 4.25%), 02/03/29 (b) (o)	680	647
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.99%, (3 Month USD LIBOR + 4.75%), 08/21/25 (b)	499	482
PQ Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 05/26/28 (b)	139	137
Pregis TopCo Corporation
1st Lien Term Loan, 4.21%, (1 Month USD LIBOR + 4.00%), 07/25/26 (b)	484	473
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 09/22/28 (b)	379	368
2021 2nd Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.75%), 09/22/29 (b)	80	78
Quikrete Holdings, Inc
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.00%), 12/24/24 (b) (o)	175	172
Starfruit Finco B.V
2018 USD Term Loan B, 3.21%, (3 Month USD LIBOR + 3.00%), 09/10/25 (b)	179	176
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (b)	666	648
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (b)	8	8
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 07/22/26 (b)	87	86
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (b)	770	739
W.R. Grace & Co.-Conn.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/11/28 (b)	648	642
		8,110
Energy 0.2%
Atlas Purchaser, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (b)	503	487
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (b)	891	885
DT Midstream, Inc
Term Loan B, 2.50%, (6 Month USD LIBOR + 2.00%), 12/31/24 (b)	211	210
Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 12/31/24 (b)	23	23
EG America LLC
2018 USD Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 02/06/25 (b)	230	227
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (b)	219	215
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (b)	288	285
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (b) (c)	140	139
Freeport LNG Investments, LLLP
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 11/17/28 (b)	370	367
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.22%, (3 Month USD LIBOR + 4.00%), 09/30/26 (b)	785	776
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/24/28 (b)	336	333
Oryx Midstream Services Permian Basin LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 12/31/24 (b)	330	327
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (b)	270	251
Prairie ECI Acquiror LP
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 03/07/26 (b)	197	192
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (SOFR 90-Day Average + 4.25%), 09/22/24 (b)	396	394
U.S. Silica Company
2018 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 04/12/25 (b)	337	330
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (b)	605	600
		6,041
Consumer Staples 0.2%
CHG PPC Parent LLC
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 11/17/28 (b)	550	536
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (b)	498	489
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.69%), 05/17/25 (b)	675	649
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (b)	609	566
Monogram Food Solutions, LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 12/31/24 (b)	454	444
PECF USS Intermediate Holding III Corporation
Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 11/04/28 (b)	2	2
Term Loan B, 4.76%, (3 Month USD LIBOR + 4.25%), 11/04/28 (b)	828	819
Reynolds Consumer Products LLC
Term Loan, 1.96%, (1 Month USD LIBOR + 1.75%), 01/30/27 (b)	163	160
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (b)	127	126
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (b)	806	786
United Natural Foods, Inc.
Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 10/10/25 (b)	157	155
Verscend Holding Corp.
2021 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 08/27/25 (b)	990	985
		5,717
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 2.21%, (1 Month USD LIBOR + 2.00%), 08/02/26 (b)	54	53
NEP/NCP Holdco Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 10/05/25 (b) (o)	249	244
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 06/18/25 (b)	422	417
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 12/11/25 (b)	291	288
1st Lien Term Loan B3, 2.19%, (1 Month USD LIBOR + 1.75%), 12/11/25 (b)	72	71
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (6 Month USD LIBOR + 5.75%), 06/22/26 (b)	238	229
		1,302

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Real Estate 0.0%
Iron Mountain, Inc.
2018 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 03/02/26 (b)	320	315
Total Senior Floating Rate Instruments (cost $154,891)		153,102
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (c) (k)	20	434
Energy 0.0%
Frontera Holdings LLC (k) (p)	—	—
Gulfport Energy Operating Corporation (k)	4	329
McDermott International, Inc. (k)	11	8
		337
Consumer Discretionary 0.0%
CW Travel Holdings (c) (k)	5	152
Communication Services 0.0%
Intelsat Jackson Holdings, Ltd. (c) (k)	4	125
Total Common Stocks (cost $706)		1,048
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (c) (k)	—	2
Intelsat Jackson Holdings, Ltd. (c) (k)	—	2
Total Rights (cost $0)		4
WARRANTS 0.0%
Avation PLC (k) (p)	10	3
Total Warrants (cost $0)		3
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (c) (k) (q)	510	—
Intelsat Jackson Holdings S.A. (c) (k) (q)	440	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.8%
Investment Companies 3.9%
JNL Government Money Market Fund, 0.01% (r) (s)	125,508	125,508
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund, 0.23% (r) (s)	60,246	60,246
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/30/22 (t)	3,000	2,996
Total Short Term Investments (cost $188,750)		188,750
Total Investments 100.7% (cost $3,435,537)		3,283,502
Other Derivative Instruments (0.0)%		(10)
Other Assets and Liabilities, Net (0.7)%		(22,255)
Total Net Assets 100.0%		3,261,237

(a) All or a portion of the security was on loan as of March 31, 2022.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $11,535.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $313,487 and 9.6% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Non-income producing security.

(l) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Convertible security.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(t) The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/25/21	486	457	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	841	771	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	388	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	815	768	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	482	428	—
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	802	787	—
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,244	1,171	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	343	281	—
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	318	304	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	500	468	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	399	377	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	917	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	438	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	513	480	—
Banco Macro S.A., 6.64%, 11/04/26	08/07/18	1,517	1,363	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	393	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	1,175	1,188	—
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,346	1,268	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	1,830	1,581	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	448	446	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,375	1,310	0.1
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	466	394	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 0.00% (callable at 100, 11/29/22)	10/10/18	1,064	32	—
DBS Group Holdings Ltd, 3.30% (callable at 100, 02/27/25)	04/19/21	204	195	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,200	1,118	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	972	914	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	744	683	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,678	912	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,888	1,689	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	1,132	986	—
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	823	734	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	11/03/21	401	370	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	452	389	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,678	2,571	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	04/22/20	376	359	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	488	461	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,346	3,988	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	305	293	—
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	2,053	1,881	0.1
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	785	712	—
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,205	1,198	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,271	2,241	0.1
Gouvernement De France, 1.50%, 05/25/31	12/03/20	3,845	3,252	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/30/18	1,867	1,760	0.1
Inkia Energy Limited, 5.88%, 11/09/27	12/15/21	307	291	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	1,942	1,856	0.1
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/24/21	1,545	1,510	0.1
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	621	583	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	1,329	1,248	0.1
KT Corp, 2.50%, 07/18/26	05/05/21	1,779	1,657	0.1
KT Corp, 1.38%, 01/21/27	10/18/21	984	919	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	1,875	1,855	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	184	184	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	2,848	2,671	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	1,721	1,549	0.1
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	179	179	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/03/21	1,518	1,453	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	402	375	—
Pampa Energia S.A., 7.50%, 01/24/27	06/25/18	553	520	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	512	486	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	895	895	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	169	168	—
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	198	187	—
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	1,523	1,414	0.1
Qatar Petroleum, 2.25%, 07/12/31	10/18/21	2,563	2,398	0.1
Reliance Industries Limited, 2.88%, 01/12/32	03/22/22	1,095	1,104	—
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,009	968	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	367	345	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	349	327	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/22/21	4,204	3,980	0.1
Simpar Europe, 5.20%, 01/26/31	03/31/22	180	179	—
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	785	726	—
SPARC Limited, 0.00%, 12/05/22	10/05/17	368	366	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	825	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	923	816	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	1,467	1,338	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	07/12/18	3,503	1,216	0.1
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	688	665	—
Vedanta Resources Limited, 6.13%, 08/09/24	07/18/18	2,757	2,537	0.1
		98,814	80,506	2.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	101	(1)
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	37	(1)
Pediatric Associates Holding Company, LLC - 2022 Delayed Draw Term Loan	58	(1)
TGP Holdings III, LLC - 2021 Delayed Draw Term Loan	16	-
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	5	-
VT Topco, Inc. - 2021 Delayed Draw Term Loan	30	-
Zelis Healthcare Corporation - 2021 Delayed Draw Term Loan	41	-
	288	(3)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	04/08/22	EUR	1,390	1,539	1
USD/EUR	SSB	04/08/22	EUR	(1,390)	(1,539)	(11)
					—	(10)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,282,283	11,070	1,293,353
Non-U.S. Government Agency Asset-Backed Securities	—	842,287	—	842,287
Corporate Bonds And Notes	—	804,955	—	804,955
Senior Floating Rate Instruments	—	152,825	277	153,102
Common Stocks	337	—	711	1,048
Rights	—	—	4	4
Warrants	—	3	—	3
Other Equity Interests	—	—	—	—
Short Term Investments	185,754	2,996	—	188,750
	186,091	3,085,349	12,062	3,283,502
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(3)	—	(3)
	—	(3)	—	(3)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(11)	—	(11)
	—	(11)	—	(11)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 59.9%
Singapore 9.2%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	1,000	994
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	7,986	7,443
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	174	173
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (b) (c)	2,400	2,249
1.83%, 09/10/30 (c) (d)	7,200	6,747
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (a)	3,600	3,387
2.25%, 04/30/30 (a)	8,800	8,294
Singtel Group Treasury Pte. Ltd.
2.38%, 08/28/29 (a)	2,200	2,098
1.88%, 06/10/30 (a)	5,700	5,172
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	250	215
1.00%, 10/06/30 (d)	12,950	11,121
1.63%, 08/02/31 (a)	10,000	8,921
United Overseas Bank Limited
3.88%, (100, 10/19/23) (e)	8,100	8,080
1.75%, 03/16/31 (a)	5,500	5,093
		69,987
Colombia 6.5%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a)	1,000	991
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (d) (e)	2,950	2,717
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (a)	800	772
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,105
4.63%, 11/02/31	5,150	4,661
5.88%, 05/28/45 - 11/02/51	11,640	9,943
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	7,100	6,310
4.38%, 02/15/31 (a)	4,600	3,944
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	766	783
Gilex Holding SARL
8.50%, 05/02/23 (a)	800	799
8.50%, 05/02/23 (d)	2,200	2,198
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (a)	6,400	5,928
6.25%, 02/15/25 (d)	300	278
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	8,950	8,392
		49,821
Peru 5.1%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (d)	918	1,090
Banco BBVA Peru
5.25%, 09/22/29 (a)	1,450	1,472
Banco de Credito del Peru
3.13%, 07/01/30 (a)	2,900	2,714
3.13%, 07/01/30 (d)	2,300	2,160
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (a)	509	523
4.00%, 07/08/30 (a)	6,100	5,856
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	2,140	2,092
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	4,710	4,698
Inkia Energy Limited
5.88%, 11/09/27 (a)	5,770	5,604
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	718	687
PERU LNG
5.38%, 03/22/30 (a)	5,600	4,956
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	4,700	4,206
5.63%, 06/19/47 (a)	1,000	838
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	2,175	2,210
		39,106
India 5.0%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,088	4,541
3.00%, 02/16/31 (d)	784	702
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	2,600	2,524
4.38%, 07/03/29 (a)	800	768
3.10%, 02/02/31 (a)	4,700	4,024
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	1,544	1,449
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	9,500	9,328
Reliance Industries Limited
3.67%, 11/30/27 (d)	410	407
2.88%, 01/12/32 (a)	6,400	5,886
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	955
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	2,200	1,908
Vedanta Resources Limited
6.13%, 08/09/24 (a)	6,500	5,687
		38,179
South Korea 4.9%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	8,100	7,773
1.75%, 05/06/25 (d)	1,000	961
Korea Electric Power Corp
1.13%, 06/15/25 (a)	1,000	940
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (b) (d)	1,200	1,119
KT Corp
1.00%, 09/01/25 (a)	4,000	3,714
2.50%, 07/18/26 (a)	5,436	5,299
1.38%, 01/21/27 (a)	3,230	2,969
LG Chem, Ltd.
2.38%, 07/07/31 (d)	1,200	1,080
NongHyup Bank
1.25%, 07/20/25 (d)	6,000	5,649
POSCO
2.75%, 07/15/24 (a)	3,300	3,267
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (d) (e)	4,800	4,406
		37,177
Netherlands 4.1%
AES Andres B.V.
5.70%, 05/04/28 (d)	5,700	5,393
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (d)	6,000	6,560
Digicel International Finance Limited
8.75%, 05/25/24 (d)	412	410
13.00%, 12/31/25 (d) (f)	234	233
8.00%, 12/31/26 (d)	164	153
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (a)	2,800	2,592
Petrobras Global Finance B.V.
6.75%, 06/03/50	10,000	9,734
5.50%, 06/10/51	2,400	2,064
VTR Finance N.V.
6.38%, 07/15/28 (a)	4,050	3,913
		31,052
Chile 4.0%
AES Gener S.A.
6.35%, 10/07/79 (a)	4,100	4,059
6.35%, 10/07/79 (d)	2,000	1,980
Agrosuper S.A.
4.60%, 01/20/32 (d)	2,100	2,024

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Cap S.A.
3.90%, 04/27/31 (a)	5,214	4,709
3.90%, 04/27/31 (d)	2,250	2,032
Chile Electricity PEC Spa
0.00%, 01/25/28 (d) (g)	4,700	3,545
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	1,891	1,767
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	4,697	4,500
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (a)	4,600	1,507
Engie Energia Chile S.A.
3.40%, 01/28/30 (a)	4,500	4,131
Telefonica Moviles Chile S.A.
3.54%, 11/18/31 (d)	400	373
		30,627
Brazil 3.0%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (c) (e)	6,000	5,767
9.00%, (100, 06/18/24) (a) (e)	1,761	1,838
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,829
Cosan Overseas Limited
8.25%, (100, 05/05/22) (a) (e)	2,500	2,506
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (e)	2,440	2,226
4.63%, (100, 02/27/25) (d) (e)	2,560	2,341
3.88%, 04/15/31 (a)	5,760	5,436
		22,943
Jersey 2.7%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	13,500	12,446
2.63%, 03/31/36 (a)	6,700	6,000
2.94%, 09/30/40 (a)	2,473	2,238
		20,684
Mexico 2.6%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (d) (h) (i)	310	18
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (e)	1,500	1,472
7.50%, (100, 06/27/29) (d) (e)	530	521
7.63%, (100, 01/10/28) (a) (b) (e)	6,800	6,732
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
0.00%, (100, 11/29/22) (a) (e) (h) (i) (j)	3,200	92
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (d)	2,400	1,565
Grupo Idesa, S.A. de C.V.
9.88%, 05/22/26 (d) (f) (k)	1,329	857
Petróleos Mexicanos
6.75%, 09/21/47	7,650	6,209
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (a) (e) (j)	8,350	2,672
		20,138
Indonesia 2.6%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (d)	4,219	4,206
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	7,998	7,576
5.63%, 08/10/37 (a)	9,000	8,201
		19,983
Argentina 1.6%
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (l)	4,800	3,966
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (d) (l)	1,000	826
Pampa Energia S.A.
7.50%, 01/24/27 (a)	7,250	6,289
9.13%, 04/15/29 (a)	150	133
Stoneway Capital Corporation
0.00%, 03/01/27 (a) (h) (i)	4,649	1,255
		12,469
Qatar 1.6%
Qatar Petroleum
2.25%, 07/12/31 (a)	13,200	12,176
Luxembourg 1.3%
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (a)	500	460
Minerva Luxembourg S.A.
4.38%, 03/18/31 (d)	9,800	8,871
Movida Europe S.A.
5.25%, 02/08/31 (a)	300	269
Simpar Europe
5.20%, 01/26/31 (a)	300	269
		9,869
Panama 1.1%
Banco Nacional De Panama
2.50%, 08/11/30 (d)	1,500	1,326
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,347	1,350
6.50%, 10/01/38 (d)	5,387	5,429
		8,105
Malaysia 0.9%
PETRONAS Capital Limited
2.48%, 01/28/32 (a) (b)	800	749
2.48%, 01/28/32 (d)	6,750	6,301
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (a)	200	197
		7,247
Canada 0.8%
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	4,000	4,129
5.88%, 05/18/30 (d)	1,900	2,117
		6,246
Cayman Islands 0.6%
CK Hutchison International (20) Limited
2.50%, 05/08/30 (d)	2,600	2,416
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (d)	200	173
SA Global Sukuk Limited
2.69%, 06/17/31 (d)	2,200	2,085
		4,674
Spain 0.5%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (a)	275	270
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	400	343
5.75%, 06/15/33 (d)	4,000	3,434
		4,047
United States of America 0.4%
Freeport-McMoRan Inc.
4.38%, 08/01/28	750	754
Mercury Chile Holdco LLC
6.50%, 01/24/27 (d)	2,800	2,681
		3,435
United Kingdom 0.4%
Antofagasta PLC
2.38%, 10/14/30 (a)	3,550	3,133
Ireland 0.3%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (a)	2,300	2,277
Thailand 0.2%
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (a) (e)	600	585
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (d)	400	383
2.99%, 01/15/30 (d)	260	252
		1,220
Bermuda 0.2%
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (d) (e) (f)	774	616

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
8.00%, 04/01/25 (d) (f)	603	536
		1,152
Dominican Republic 0.1%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (d)	840	812
Austria 0.1%
Suzano Austria GmbH
3.13%, 01/15/32	800	709
Saudi Arabia 0.1%
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	700	664
Total Corporate Bonds And Notes (cost $497,526)		457,932
GOVERNMENT AND AGENCY OBLIGATIONS 38.6%
Mexico 5.1%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	7,600	6,912
4.75%, 04/27/32	2,650	2,814
4.28%, 08/14/41	20,250	19,027
5.00%, 04/27/51 (b)	1,400	1,419
4.40%, 02/12/52	6,850	6,345
Mexico Government International Bond
4.35%, 01/15/47	2,500	2,317
		38,834
Indonesia 4.6%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a) (b)	6,200	6,029
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (a)	2,169	2,196
3.85%, 10/15/30 (b)	8,000	8,380
2.15%, 07/28/31	6,200	5,738
4.35%, 01/11/48	1,200	1,234
3.70%, 10/30/49	12,100	11,646
		35,223
Colombia 4.2%
Presidencia de la República de Colombia
3.13%, 04/15/31	6,400	5,421
3.25%, 04/22/32	12,400	10,393
5.00%, 06/15/45	15,700	13,197
4.13%, 05/15/51 (b)	4,600	3,485
		32,496
Panama 3.7%
Government of the Republic of Panama
2.25%, 09/29/32	14,000	12,390
4.30%, 04/29/53	1,800	1,721
4.50%, 04/01/56	2,000	1,958
3.87%, 07/23/60	13,700	11,987
		28,056
Philippines 3.6%
The Philippines, Government of
2.46%, 05/05/30	1,700	1,617
1.65%, 06/10/31	7,400	6,581
3.70%, 03/01/41 - 02/02/42	16,650	16,109
2.95%, 05/05/45	2,400	2,078
2.65%, 12/10/45	1,600	1,319
		27,704
Brazil 3.0%
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31	19,400	17,533
5.63%, 02/21/47 (b)	5,900	5,575
		23,108
Chile 3.0%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,393
2.55%, 01/27/32 - 07/27/33	4,100	3,753
3.10%, 05/07/41 - 01/22/61	9,500	7,987
3.50%, 01/25/50	7,600	6,941
		23,074
Saudi Arabia 2.5%
Saudi Arabia, Kingdom of
2.25%, 02/02/33 (a)	600	552
3.45%, 02/02/61 (a)	20,700	18,310
		18,862
Dominican Republic 2.4%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (d)	2,000	1,838
4.88%, 09/23/32 (d)	14,200	12,869
6.00%, 02/22/33 (d)	1,500	1,464
5.88%, 01/30/60 (a)	2,200	1,876
		18,047
South Korea 1.7%
The Korea Development Bank
1.00%, 09/09/26	2,200	2,026
1.63%, 01/19/31 (b)	3,300	2,931
2.00%, 10/25/31	8,150	7,338
The Republic of Korea, Government of
2.75%, 01/19/27	600	599
		12,894
Malaysia 1.5%
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (a)	4,950	4,659
2.07%, 04/28/31 (d)	7,650	7,201
		11,860
United Arab Emirates 1.4%
Abu Dhabi, Government of
3.13%, 04/16/30 (d)	2,400	2,449
1.70%, 03/02/31 (a)	3,200	2,917
3.13%, 09/30/49 (a)	5,900	5,393
		10,759
Peru 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	2,500	2,354
3.30%, 03/11/41	5,000	4,501
		6,855
South Africa 0.6%
South Africa, Parliament of
4.30%, 10/12/28	4,500	4,354
Qatar 0.4%
The State of Qatar
3.38%, 03/14/24 (a)	2,900	2,943
Ukraine 0.0%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (a)	510	297
Total Government And Agency Obligations (cost $321,382)		295,366
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (h) (m)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Securities Lending Collateral 3.5%
JNL Securities Lending Collateral Fund, 0.23% (n) (o)	26,793	26,793
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (n) (o)	8,362	8,362
Total Short Term Investments (cost $35,155)		35,155
Total Investments 103.1% (cost $854,063)		788,453
Other Assets and Liabilities, Net (3.1)%		(24,062)
Total Net Assets 100.0%		764,391

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Convertible security.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $157,521 and 20.6% of the Fund.

(e) Perpetual security. Next contractual call price and date are presented in

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

parentheses, if applicable.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Non-income producing security.

(i) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	3,097	2,917	0.4
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	5,710	5,393	0.7
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	4,928	4,541	0.6
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,581	2,524	0.3
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	815	768	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,311	4,024	0.5
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,106	4,059	0.5
AI Candelaria (Spain) SL., 7.50%, 12/15/28	03/29/22	271	270	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	345	343	—
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	3,439	3,133	0.4
Banco BBVA Peru, 5.25%, 09/22/29	11/30/20	1,537	1,472	0.2
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	1,044	991	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,934	2,714	0.4
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,929	5,767	0.8
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	1,861	1,838	0.2
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,981	2,829	0.4
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	805	772	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	06/21/21	533	523	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,235	5,856	0.8
Banco Macro S.A., 6.64%, 11/04/26	06/05/18	4,548	3,966	0.5
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,472	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,733	6,732	0.9
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	615	585	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,017	994	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	2,292	2,277	0.3
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	382	231	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	132	66	—
Cap S.A., 3.90%, 04/27/31	12/10/21	4,941	4,709	0.6
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/22)	04/25/16	2,307	2,506	0.3
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 0.00% (callable at 100, 11/29/22)	08/01/18	3,123	92	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	7,923	7,443	1.0
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,905	1,767	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	4,849	4,500	0.6
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,386	1,507	0.2
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	7,050	6,310	0.8
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,525	3,944	0.5
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	4,630	4,131	0.5
EQUATE Petrochemical B.V., 2.63%, 04/28/28	08/09/21	2,807	2,592	0.3
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	2,179	2,092	0.3
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	812	783	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	6,574	6,000	0.8
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	2,468	2,238	0.3
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	804	799	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,272	5,928	0.8
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	4,495	4,698	0.6
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	5,655	5,604	0.7
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/15/21	2,251	2,226	0.3
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/21/21	5,647	5,436	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	8,327	7,773	1.0
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	1,001	940	0.1
KT Corp, 1.00%, 09/01/25	04/30/21	3,945	3,714	0.5
KT Corp, 2.50%, 07/18/26	05/05/21	5,690	5,299	0.7
KT Corp, 1.38%, 01/21/27	10/18/21	3,178	2,969	0.4
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	193	173	—
Malaysia Sukuk Global Berhad, 2.07%, 04/28/31	09/24/21	4,944	4,659	0.6
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	460	460	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	8,116	7,576	1.0
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	9,270	8,201	1.1
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	269	269	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	8,677	8,392	1.1
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/30/16	9,410	9,328	1.2
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	722	687	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	2,415	2,249	0.3
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,968	6,289	0.8
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	124	133	—
PERU LNG, 5.38%, 03/22/30	04/16/20	3,580	4,956	0.7
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	6,300	6,029	0.8
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,213	4,206	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	842	838	0.1
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	792	749	0.1
POSCO, 2.75%, 07/15/24	09/16/20	3,399	3,267	0.4
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	2,113	1,876	0.3
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,685	3,387	0.4
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	8,936	8,294	1.1
Qatar Petroleum, 2.25%, 07/12/31	10/18/21	13,027	12,176	1.6
Reliance Industries Limited, 2.88%, 01/12/32	03/22/22	5,841	5,886	0.8
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	587	552	0.1
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	19,257	18,310	2.4
Simpar Europe, 5.20%, 01/26/31	03/31/22	269	269	—
Singtel Group Treasury Pte. Ltd., 2.38%, 08/28/29	10/27/21	2,244	2,098	0.3
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	5,595	5,172	0.7
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,255	0.2
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	244	215	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	9,696	8,921	1.2
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	2,207	2,196	0.3
The State of Qatar, 3.38%, 03/14/24	04/30/20	2,988	2,943	0.4
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	205	197	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,213	2,210	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,379	1,350	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,054	955	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	2,672	0.4
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	5,493	5,093	0.7
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,197	5,687	0.7
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	4,217	3,913	0.5
		357,907	327,145	42.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	457,932	—	457,932
Government And Agency Obligations	—	295,366	—	295,366
Common Stocks	—	—	—	—
Short Term Investments	35,155	—	—	35,155
	35,155	753,298	—	788,453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 50.0%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 1.36%, (3 Month USD LIBOR + 1.20%), 10/16/34 (a)	10,000	9,865
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-D-5BP, REMIC, 1.90%, (1 Month USD LIBOR + 1.50%), 06/15/33 (a)	1,635	1,602
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 3.00%, (1 Month USD LIBOR + 2.60%), 06/15/33 (a)	2,913	2,700
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,498	1,968
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	4,071	4,064
Series 2020-B-A, REMIC, 3.54%, 10/17/22	4,200	4,197
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	1,063	1,066
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	2,089	2,078
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	986
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,668
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,250
AIG CLO 2021-2, LLC
Series 2021-A-2A, 1.42%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	2,500	2,468
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	2,751	2,694
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,865	1,830
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,851
Allegro CLO VII Ltd
Series 2018-A-1A, 1.34%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,974
Allegro CLO X Ltd
Series 2019-AR-1A, 1.40%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,472
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	875	657
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	763	587
Series 2006-1A2-OC8, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,169	1,087
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,728	3,019
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,213	4,296
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 1.36%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,401
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.61%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,357
AMSR Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	10,217
Anchorage Capital CLO 19 Ltd
Series 2021-A-19A, 1.34%, (3 Month USD LIBOR + 1.21%), 10/16/34 (a)	7,000	6,940
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.78%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	2,000
Anchorage Capital CLO 9, Ltd.
Series 2016-AR2-9A, 1.38%, (3 Month USD LIBOR + 1.14%), 07/15/32 (a)	7,500	7,468
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	907	887
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, 1.98%, 10/25/66	4,556	4,286
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	1,579	1,547
Apidos CLO XXXV
Series 2021-A-35A, 1.30%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	1,983
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,401	974
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.97%, 05/15/53 (a)	24,544	1,526
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.12%, 06/30/53 (a)	51,281	4,108
AREIT Trust
Series 2019-D-CRE3, 2.81%, (SOFR 30-Day Average + 2.76%), 07/14/22 (a) (b)	4,369	4,311
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.74%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,719
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 01/15/27	1,890	1,869
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,569	1,544
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 1.30%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	1,706	1,701
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	975
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.92%, (3 Month USD LIBOR + 1.65%), 07/28/31 (a) (c)	2,000	1,956
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 2.70%, (1 Month USD LIBOR + 2.30%), 06/15/35 (a)	1,232	1,195
Series 2018-E-ATRM, REMIC, 3.80%, (1 Month USD LIBOR + 3.40%), 06/15/35 (a)	2,913	2,768
Series 2017-E-ATRM, REMIC, 3.45%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,591
Bain Capital Credit CLO 2019-1
Series 2019-AR-1A, 1.38%, (3 Month USD LIBOR + 1.13%), 04/19/34 (a)	5,000	4,948
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	401	386
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 2.78%, 05/20/36 (a)	2,155	2,018
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.34%, 05/17/50 (a)	14,233	713
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.05%, 06/17/64 (a)	59,552	4,276
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.92%, 09/17/64 (a)	80,395	4,676
Battalion CLO Ltd
Series 2021-A-20A, 1.42%, (3 Month USD LIBOR + 1.18%), 07/17/34 (a)	1,500	1,488
Battalion CLO XI Ltd.
Series 2017-AR-11A, 1.41%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	10,000	9,905
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.59%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,982
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	701	699
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 3.63%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,400
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	20,861	1,205
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.02%, 07/17/54 (a)	26,096	2,141
Interest Only, Series 2021-XD-C10, REMIC, 1.70%, 07/17/54 (a)	16,250	2,114
BBCMS Trust
Series 2019-E-BWAY, REMIC, 3.25%, (1 Month USD LIBOR + 2.85%), 11/15/34 (a)	2,715	2,578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	3,202	2,401
Bear Stearns ARM Trust
Series 2007-4A1-1, REMIC, 3.19%, 02/25/47 (a)	8,130	7,259
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.52%, 01/16/54 (a)	30,626	3,204
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XB-B27, REMIC, 0.95%, 07/17/54 (a)	38,050	3,017
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 1.30%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	4,954
BF 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 2.90%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,847
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.94%, (1 Month USD LIBOR + 2.54%), 10/16/34 (a)	2,751	2,657
Birch Grove CLO
Series 2021-A1-2A, 1.51%, (3 Month USD LIBOR + 1.26%), 10/19/34 (a)	4,000	3,957
BlueMountain CLO Ltd
Series 2021-A1-31A, 1.40%, (3 Month USD LIBOR + 1.15%), 04/19/34 (a)	4,000	3,972
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.80%, (1 Month USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,696
Bravo Residential Funding Trust
Series 2021-A1-A, 1.99%, 01/25/24 (b)	4,522	4,397
Series 2021-A1-B, 2.12%, 04/25/69 (b)	6,690	6,501
Bridge Street CLO Ltd
Series 2021-A1A-1A, REMIC, 1.48%, (3 Month USD LIBOR + 1.23%), 07/20/34 (a)	3,500	3,455
BRSP 2021-FL1, Ltd.
Series 2021-AS-FL1, 2.05%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,738
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 2.45%, (1 Month USD LIBOR + 2.05%), 12/15/38 (a)	2,000	1,971
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 1.55%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a)	5,261	5,238
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,375	1,278
BX Commercial Mortgage Trust 2019-IMC
Series 2019-F-IMC, REMIC, 3.30%, (1 Month USD LIBOR + 2.90%), 04/17/34 (a)	4,606	4,459
BX Commercial Mortgage Trust 2019-XL
Series 2019-E-XL, REMIC, 2.20%, (1 Month USD LIBOR + 1.80%), 10/15/36 (a)	4,132	4,088
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-E-SOAR, REMIC, 2.20%, (1 Month USD LIBOR + 1.80%), 06/15/23 (a)	5,000	4,869
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 2.40%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	5,122	4,928
BX Trust
Series 2021-D-RISE, 2.15%, (1 Month USD LIBOR + 1.75%), 11/17/36 (a)	5,423	5,281
Series 2021-E-MFM1, REMIC, 2.65%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,733
Series 2021-D-VIEW, REMIC, 3.30%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	733
Series 2021-E-VIEW, REMIC, 4.00%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,300	2,253
Series 2021-D-SDMF, REMIC, 1.78%, (1 Month USD LIBOR + 1.39%), 09/15/23 (a)	3,500	3,357
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 2.30%, (1 Month USD LIBOR + 1.90%), 08/15/36 (a)	3,765	3,662
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,617	2,438
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 3.25%, (1 Month USD LIBOR + 2.85%), 10/15/35 (a)	1,752	1,686
Carbone Clo Ltd
Series 2017-A1-1A, 1.39%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	2,986
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 1.39%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	4,500	4,449
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 0.62%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,648	2,588
CarVal CLO
Series 2021-A1A-1A, 1.43%, (3 Month USD LIBOR + 1.18%), 07/20/34 (a)	5,000	4,951
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,238
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,304	2,101
Cathedral Lake CLO Ltd
Series 2021-A1-8A, 1.43%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	5,000	4,956
CBAM 2017-1 Ltd
Series 2017-B-1A, 2.05%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	997
CBAM 2017-2 Ltd
Series 2017-AR-2A, 1.43%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	4,953
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 1.37%, (3 Month USD LIBOR + 1.12%), 04/20/32 (a)	4,000	3,963
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.26%, 11/15/27 (a)	350	343
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.27%, 05/12/50 (a)	17,697	755
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.85%, 04/10/26 (a)	2,332	2,332
Interest Only, Series 2016-XA-C3, REMIC, 0.99%, 01/10/48 (a)	4,725	147
Interest Only, Series 2017-XA-C8, REMIC, 1.49%, 06/17/50 (a)	12,962	757
Interest Only, Series 2016-XA-C4, REMIC, 1.63%, 05/10/58 (a)	15,111	772
CFIP CLO Ltd
Series 2014-AR-1A, 1.56%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	5,354	5,345
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 2.26%, (SOFR 30-Day Average + 2.21%), 02/16/38 (a) (b)	2,500	2,485
CHL Mortgage Pass-Through Trust
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	3,146	1,986
CIFC Funding Ltd.
Series 2019-A1-6A, 1.57%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,485
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	3,867	3,787
Series 2018-E-TBR, REMIC, 3.20%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,615
Series 2018-F-TBR, REMIC, 4.05%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	4,357
Interest Only, Series 2014-XA-GC19, REMIC, 1.12%, 03/12/47 (a)	24,606	413
Interest Only, Series 2014-XA-GC21, REMIC, 1.15%, 05/10/47 (a)	22,701	449
Interest Only, Series 2016-XA-GC36, REMIC, 1.22%, 02/12/49 (a)	3,904	143
Interest Only, Series 2016-XA-GC37, REMIC, 1.69%, 04/12/49 (a)	3,577	190
Interest Only, Series 2016-XA-P3, REMIC, 1.66%, 04/16/49 (a)	6,264	289
Interest Only, Series 2016-XA-P5, REMIC, 1.38%, 10/13/49 (a)	9,215	463
Interest Only, Series 2017-XA-P7, REMIC, 1.13%, 04/15/50 (a)	11,742	484
Citigroup Mortgage Loan Trust
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	6,517	6,521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	732	693
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	1,074	1,038
CLNC Ltd
Series 2019-D-FL1, 3.06%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,948
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	4,561	4,396
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 12/31/49 (b)	4,904	4,786
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.53%, 08/12/25 (a)	2,252	2,200
COMM Mortgage Trust
Series 2013-C-LC13, REMIC, 5.26%, 09/12/23 (a)	1,069	1,082
Series 2014-C-CR16, REMIC, 4.91%, 04/12/24 (a)	1,544	1,532
Series 2015-B-CR22, REMIC, 3.93%, 03/12/25 (a)	750	744
Series 2015-B-LC21, REMIC, 4.33%, 06/12/25 (a)	5,124	5,148
Series 2015-C-LC23, REMIC, 4.61%, 10/10/25 (a)	306	307
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	405	399
Series 2016-C-COR1, REMIC, 4.33%, 10/13/26 (a)	1,276	1,241
Series 2018-D-HCLV, REMIC, 2.57%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	190
Interest Only, Series 2013-XA-CR12, REMIC, 1.10%, 10/15/46 (a)	30,709	410
Interest Only, Series 2014-XA-UBS3, REMIC, 1.06%, 06/12/47 (a)	30,247	538
Interest Only, Series 2015-XA-LC21, REMIC, 0.67%, 07/10/48 (a)	17,811	321
Interest Only, Series 2015-XA-CR25, REMIC, 0.82%, 08/12/48 (a)	19,780	456
Interest Only, Series 2015-XA-CR26, REMIC, 0.92%, 10/10/48 (a)	4,686	123
Interest Only, Series 2015-XA-CR27, REMIC, 0.91%, 10/13/48 (a)	10,371	276
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	528	519
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 1.49%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	6,000	5,917
Series 2021-B-1A, 2.15%, (3 Month USD LIBOR + 1.88%), 01/22/35 (a)	3,400	3,330
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	1,239	1,223
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.52%, 01/15/49 (a)	162	161
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	526	439
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	1,309	1,297
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	492
Crown City CLO
Series 2021-A1A-1A, 1.42%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	2,966
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	309	306
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 3.05%, (1 Month USD LIBOR + 2.65%), 05/15/36 (a)	3,398	3,322
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	4,356	4,135
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.42%, 02/25/60 (a)	4,057	3,974
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	5,876	5,760
CSMC Trust
Series 2019-A1-RP10, REMIC, 2.94%, 12/25/59 (a)	9,786	9,745
CVP CLO Ltd
Series 2017-A-2A, 1.44%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	9,963
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 0.87%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,784	1,601
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.40%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,105	3,045
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.33%, 03/12/26 (a)	801	713
Interest Only, Series 2016-XA-C1, REMIC, 1.38%, 05/12/49 (a)	11,657	506
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (a)	585	542
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.53%, 10/11/24 (a)	3,430	3,232
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.49%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	989	911
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,653	2,649
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,936
Elmwood CLO II Ltd
Series 2019-AR-2A, 1.40%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	4,945
Elmwood CLO IV Ltd
Series 2020-A-1A, 1.48%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,490
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,439
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,205
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-A6M-FF10, REMIC, 1.16%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,218	1,180
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	1,116	1,122
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 3.96%, 12/12/24 (a)	3,670	3,325
Freed ABS Trust 2019-1
Series 2019-C-1, 5.39%, 06/18/26	1,181	1,183
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.74%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	498
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 4.59%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	395	401
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 3.79%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	258
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 3.70%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	508
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 2.44%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	2,579	2,620
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 2.54%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	2,056	2,100
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.44%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	7,939
GCAT, LLC
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	4,191	3,787

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Generate CLO 6 Ltd
Series A1R-6A, 1.36%, (3 Month USD LIBOR + 1.20%), 01/22/35 (a)	5,000	4,955
Generate CLO IX Ltd
Series A-9A, REMIC, 1.34%, (3 Month USD LIBOR + 1.20%), 10/20/34 (a)	7,500	7,407
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.43%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	2,987
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,668	1,588
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	424	423
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.43%, (1 Month USD LIBOR + 1.03%), 12/15/36 (a) (b)	3,075	3,035
Series 2019-F-WOLF, REMIC, 3.53%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (b)	4,283	4,048
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.80%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,730
Greystone CRE Notes 2019-FL2 Ltd
Series 2019-C-FL2, 2.40%, (1 Month USD LIBOR + 2.00%), 10/15/24 (a)	3,000	2,985
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 2.19%, (1 Month USD LIBOR + 2.00%), 07/15/39 (a)	1,300	1,283
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.43%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	4,000	3,985
GS Mortgage Securities Corp II
Series 2021-E-ARDN, REMIC, 3.75%, (1 Month USD LIBOR + 3.35%), 11/15/23 (a)	5,290	5,200
GS Mortgage Securities Corp Trust
Series 2018-G-RIVR, REMIC, 3.00%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,759
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.00%, (1 Month USD LIBOR + 2.60%), 08/16/32 (a) (b)	4,000	3,790
Interest Only, Series 2014-XA-GC24, REMIC, 0.71%, 09/10/47 (a)	8,483	122
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	5,392	131
Interest Only, Series 2017-XA-GS6, REMIC, 1.02%, 05/12/50 (a)	22,552	1,010
Interest Only, Series 2017-XA-GS8, REMIC, 0.96%, 11/11/50 (a)	32,170	1,269
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.73%, 12/12/53 (a)	28,784	3,218
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	856	852
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 1.56%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	9,947
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.44%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	10,000	9,898
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.14%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	292	292
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 1.60%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,478
Halseypoint CLO 5, Ltd.
Series 2021-A1A-5A, 1.37%, (3 Month USD LIBOR + 1.21%), 01/30/35 (a)	5,000	4,943
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 0.79%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	7,367	6,612
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.43%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	3,983
Highbridge Loan Management Ltd
Series 3A-CR-2014, 3.84%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,852
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,408	2,244
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,342	6,904
IMT Trust
Series 2017-EFL-APTS, REMIC, 2.55%, (1 Month USD LIBOR + 2.15%), 06/15/34 (a)	508	501
Series 2017-FFL-APTS, REMIC, 3.25%, (1 Month USD LIBOR + 2.85%), 06/15/34 (a)	508	502
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	447	458
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,095	616
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,157
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (a)	1,205	1,174
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (a)	1,406	1,343
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (a)	1,476	1,345
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (a)	1,612	1,451
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,530
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/10/23 (a)	3,103	3,075
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.36%, 07/07/23 (a)	3,141	3,132
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 2.56%, (1 Month USD LIBOR + 2.16%), 07/15/36 (a)	2,438	2,377
Series 2019-F-MFP, REMIC, 3.40%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	2,160	2,102
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,737
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 1.50%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	3,981
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.41%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	993
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,845	1,854
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	2,274	2,145
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	366	283
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	359	352
Interest Only, Series 2015-XA-C32, REMIC, 1.20%, 11/18/48 (a)	9,792	227
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,231
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 0.89%, 01/15/49 (a)	3,354	93
Interest Only, Series 2016-XA-JP4, REMIC, 0.59%, 12/17/49 (a)	15,562	337
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.55%, 06/17/49 (a)	27,709	1,186
Kayne CLO 7 Ltd
Series 2020-A1-7A, 1.44%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	4,979

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,632	1,489
Kingsland VIII Ltd
Series 2018-A-8A, 1.37%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,965
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 4.15%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	525	517
KREF 2022-FL3 Ltd
Series 2022-A-FL3, 1.51%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	5,251	5,253
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 2.20%, (1 Month USD LIBOR + 1.80%), 11/17/36 (a) (b)	2,250	2,221
Series 2021-B-FL3, REMIC, 2.60%, (1 Month USD LIBOR + 2.20%), 11/17/36 (a) (b)	2,250	2,220
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,774
LCM XVII Limited Partnership
Series A2RR-17A, 1.39%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,959
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (a) (b)	7,590	7,594
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (b)	3,458	3,409
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,479	4,308
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	5,486	5,257
Lendingpoint 2021-A Asset Securitization Trust
Series 2021-A-A, 1.00%, 12/15/28	2,160	2,153
Series 2021-B-A, 1.46%, 12/15/28	5,000	4,906
LHome Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,453
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 12/20/47	2,110	2,003
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	2,298	2,102
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 0.76%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	10,223	4,854
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.76%, 03/12/49 (a)	12,852	411
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45 (b)	2,336	2,099
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.96%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	989
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 1.38%, (3 Month USD LIBOR + 1.12%), 04/26/32 (a)	4,000	3,991
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.35%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	656	656
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.43%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	1,983
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 1.53%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	7,937
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 1.46%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,407
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,405
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,443
MBRT 2019-MBR
Series 2019-E-MBR, 2.60%, (1 Month USD LIBOR + 2.20%), 11/15/24 (a) (b)	1,700	1,658
MED Trust 2021-MDLN
Series 2021-D-MDLN, REMIC, 2.40%, (1 Month USD LIBOR + 2.00%), 11/16/26 (a)	5,295	5,179
Merrill Lynch Mortgage Investors Trust
Series 2006-A2C-AHL1, REMIC, 0.78%, (1 Month USD LIBOR + 0.16%), 05/25/37 (a) (b)	7,185	4,902
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-C-FL6, 2.32%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,652
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 1.25%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,458
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 0.59%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,293	2,222
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.47%, 07/17/24 (a)	1,240	1,224
Interest Only, Series 2014-XA-C15, REMIC, 0.93%, 04/17/47 (a)	12,151	153
Interest Only, Series 2016-XA-C28, REMIC, 1.17%, 01/15/49 (a)	3,567	123
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-B-C17, REMIC, 4.46%, 07/17/24 (a)	383	384
Morgan Stanley Capital I Inc
Series 2021-D-ILP, REMIC, 1.77%, (1 Month USD LIBOR + 1.58%), 11/30/31 (a)	5,404	5,242
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	4,169
Interest Only, Series 2015-XA-UBS8, REMIC, 0.86%, 12/15/48 (a)	4,463	115
Interest Only, Series 2017-XA-H1, REMIC, 1.34%, 06/17/50 (a)	23,849	1,102
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	419	400
Series 2020-B-1A, 3.10%, 11/22/32	3,947	3,776
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,503	1,417
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.48%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	2,959
Nassau Ltd
Series 2018-A-IA, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,931
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 2.60%, (1 Month USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,886
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,966
New Mountain CLO 2 Ltd
Series CLO-A-2A, 1.43%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	3,945
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	7,218
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.30%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,179
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	10,501	10,257
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.86%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	522	510
Ocean Trails CLO V
Series 2014-ARR-5A, 1.52%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,873
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,920
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 1.23%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	4,965

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
ONE 2021-PARK Mortgage Trust
Series 2021-D-PARK, REMIC, 1.90%, (1 Month USD LIBOR + 1.50%), 03/15/23 (a)	1,000	966
Series 2021-E-PARK, REMIC, 2.15%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	1,922
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 2.60%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,808
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,348	3,340
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	2,707	2,648
Series 2021-B-5, 2.63%, 08/15/29	10,000	9,411
Series 2021-C-5, 3.93%, 08/15/29	11,000	10,007
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	1,531	1,510
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	3,808	3,718
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,500	4,281
Palmer Square CLO Ltd
Series 2021-A-2A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	4,953
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.66%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,466
PFP Ltd
Series 2019-B-5, REMIC, 1.78%, (1 Month USD LIBOR + 1.65%), 04/16/36 (a) (b)	1,052	1,047
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	1,000	959
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	4,621	4,443
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	3,930	3,817
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	4,205	4,033
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	18,964	18,270
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	2,727	2,632
Series 2021-A1-RN1, REMIC, 1.99%, 06/25/24 (b)	7,229	6,967
Prosper Marketplace Issuance Trust, Series 2019-2
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	972	972
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	3,240	3,130
Series 2021-A1-4, 1.87%, 04/25/24 (b)	4,652	4,464
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	6,245	5,921
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	4,430	4,284
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,628	1,505
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 1.06%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,317	1,105
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.69%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	706	652
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-AS-FL7, 1.60%, (1 Month USD LIBOR + 1.50%), 11/25/36 (a)	2,875	2,831
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	777	704
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 07/25/23 (a)	12,000	11,951
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	461	413
Sand Trust 2001-1
Series 2021-A1-1A, 1.38%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	4,000	3,955
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	1,946
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,805	4,327
Securitized Asset Backed Receivables LLC
Series 2006-A2C-WM4, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	17,193	5,831
Series 2007-A2B-HE1, REMIC, 0.68%, (1 Month USD LIBOR + 0.22%), 12/25/36 (a) (b)	5,391	1,534
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	1,850	1,778
SMR 2022-IND Mortgage Trust
Series 2022-A-IND, REMIC, 1.70%, (SOFR 30-Day Average + 1.65%), 02/15/24 (a)	5,075	5,047
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	9,077	9,265
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	4,771	4,539
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	3,254	3,101
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	224	224
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,887	4,163
Sound Point CLO XXIII
Series 2019-AR-2A, 1.41%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	9,869
Sound Point CLO XXVI, Ltd.
Series 2020-AR-1A, 1.42%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,417
Sound Point CLO XXVIII, Ltd.
Series 2020-A1-3A, 1.54%, (3 Month USD LIBOR + 1.28%), 01/26/32 (a)	10,000	9,962
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.39%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,485
Series 2018-A1A-21, 1.45%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	2,983
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-D-MFP, REMIC, 1.77%, (1 Month USD LIBOR + 1.58%), 11/15/23 (a)	2,250	2,181
Series 2021-E-MFP, REMIC, 2.22%, (1 Month USD LIBOR + 2.03%), 11/15/23 (a)	2,250	2,171
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	647	594
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.88%, 09/25/66 (a)	10,000	9,487
Steele Creek CLO 2019-1, Ltd.
Series 2019-BR-1A, 2.04%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	4,907
Steele Creek CLO Ltd
Series 2017-A-1A, 1.49%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	995
Series 2014-A-1RA, 1.33%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,530
Series 2016-AR-1A, 1.95%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,469
Series 2018-A-2A, 1.69%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,981
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.06%, 12/25/35 (a)	861	775
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	4,301	4,210
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,969	1,387
STWD, Ltd.
Series 2019-D-FL1, 2.79%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,510
Symphony CLO XV Ltd.
Series 2014-AR3-15A, 1.20%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	9,925
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,995	1,814
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,505

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,931
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.38%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,220
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,638	3,304
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	9,649	9,586
TRESTLES CLO 2017-1 Ltd
Series 2021-A-4A, 1.43%, (3 Month USD LIBOR + 1.17%), 07/21/34 (a)	5,000	4,953
Trimaran Cavu 2021-3 Ltd
Series 2021-A-3A, 1.42%, (3 Month USD LIBOR + 1.21%), 01/18/35 (a)	6,500	6,403
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 1.70%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	3,420	3,421
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	2,250	2,207
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.43%, 10/15/27 (a)	3,500	3,353
Series 2018-C-C8, REMIC, 4.70%, 02/17/28 (a)	1,858	1,873
Interest Only, Series 2017-XB-C1, REMIC, 0.95%, 06/17/50 (a)	25,883	1,099
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 02/10/23 (a)	4,089	4,048
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	1,417	1,423
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	2,776	2,757
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27	1,190	1,163
Upstart Pass-Through Trust Series 2021-ST8
Series 2021-A-ST8, 1.75%, 10/20/29	8,438	8,198
Upstart Securitization Trust
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,500
Series 2021-B-3, 1.66%, 07/20/31	1,000	957
Upstart Securitization Trust 2017-2
Series 2021-A-3, 0.83%, 07/20/31	1,504	1,480
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	500	488
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	1,931
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,412
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,175	2,197
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	4,734	4,530
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	4,665	4,492
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	4,655	4,440
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,042	1,039
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	4,870	4,831
Venture XIV CLO Ltd
Series 2013-BRR-14A, 2.06%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,723
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,432
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	1,981	1,931
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	1,139	1,139
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,846	1,719
Vibrant CLO Ltd
Series 2018-A1-10A, 1.45%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,970
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 2.24%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,233
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,681	2,680
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	12,217	11,926
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	4,286	4,114
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	7,346	7,030
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	653	638
WaMu Asset-Backed Certificates
Series 2006-2A4-2, REMIC, 1.04%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	7,064	3,119
Washington Mutual Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.97%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,921
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	8,391	3,978
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,293	3,991
Wellfleet CLO 2020-2 Ltd
Series 2020-AR-2A, 1.46%, (3 Month USD LIBOR + 1.22%), 07/17/34 (a)	5,000	4,971
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.45%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,456
Series 2019-A1R-XA, 1.42%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	9,889
Series 2020-A1A-1, 1.55%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,977
Series 2021-A1-2A, 1.44%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	4,941
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,889
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	444	380
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.18%, 11/18/25 (a)	375	350
Series 2015-C-NXS4, REMIC, 4.18%, 11/18/25 (a)	310	311
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	367
Series 2018-C-C47, REMIC, 4.93%, 10/17/28 (a)	344	344
Interest Only, Series 2015-XA-P2, REMIC, 0.96%, 12/15/48 (a)	3,585	105
Interest Only, Series 2017-XA-C38, REMIC, 1.01%, 07/15/50 (a)	24,528	989
Series 2015-C-LC22, REMIC, 4.56%, 09/15/58 (a)	302	293
Interest Only, Series 2016-XA-C33, REMIC, 1.61%, 03/17/59 (a)	2,089	106
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	719	694
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.95%, 01/18/52 (a)	14,293	722
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.88%, 07/17/53 (a)	18,495	2,242
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 12/15/39	5,250	5,258
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	255	238
Series 2007-A1-AR4, REMIC, 2.70%, 08/25/37 (a)	152	142
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.78%, 12/17/46 (a)	35,697	383

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-C19, REMIC, 1.00%, 03/15/47 (a)	38,173	493
Interest Only, Series 2014-XA-C21, REMIC, 1.02%, 08/15/47 (a)	2,324	42
Whitebox CLO III Ltd
Series 2021-A1-3A, 1.34%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	15,000	14,912
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,641	2,468
XXIX Venture Limited
Series 2017-AR-29A, 1.13%, (3 Month USD LIBOR + 0.99%), 09/09/30 (a)	4,000	3,975
ZH Trust 2021-1
Series 2021-A-1, REMIC, 2.25%, 09/19/23	9,000	8,860
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,352,712)		1,314,431
GOVERNMENT AND AGENCY OBLIGATIONS 23.9%
U.S. Treasury Note 18.4%
Treasury, United States Department of
0.13%, 02/28/23 - 04/30/23	178,300	175,379
1.50%, 02/29/24 - 02/15/25	213,400	209,174
0.38%, 04/15/24	90,400	86,826
1.00%, 12/15/24	13,700	13,165
		484,544
Collateralized Mortgage Obligations 2.6%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	380	381
Series AN-4030, REMIC, 1.75%, 04/15/27	1,606	1,633
Series CD-4484, REMIC, 1.75%, 07/15/30	1,386	1,354
Series NH-5105, REMIC, 2.00%, 02/25/37	4,284	4,112
Series HA-4582, REMIC, 3.00%, 09/15/45	1,223	1,213
Series BH-5202, REMIC, 2.00%, 12/25/47	10,000	9,736
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	4,910	4,605
Series 2021-AB-31, REMIC, 2.00%, 06/25/41	5,886	5,617
Series 2016-FC-2, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 02/25/46 (a)	6,090	6,128
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	1,008	994
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	5,722	5,589
Series 2019-FA-5, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 03/25/49 (a)	11,814	11,887
Series 2019-FE-35, REMIC, 0.81%, (1 Month USD LIBOR + 0.35%), 07/25/49 (a)	4,033	4,039
Government National Mortgage Association
Series 2022-DC-24, REMIC, 2.00%, 11/20/34	10,803	10,529
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	473	475
		68,292
Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage Corporation
2.00%, 03/01/36 - 09/01/36	26,807	26,078
Federal National Mortgage Association, Inc.
2.00%, 11/01/40	7,631	7,155
1.88%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	851	876
2.44%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	1,222	1,253
		35,362
Sovereign 1.2%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	200	195
2.50%, 04/16/25 (c)	900	894
Chile Government International Bond
3.13%, 01/21/26	700	704
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,157
Government of the Republic of Panama
4.00%, 09/22/24	1,100	1,126
3.75%, 03/16/25	2,550	2,598
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (d)	3,100	3,057
1.50%, 06/09/26 (c)	400	378
1.50%, 06/09/26 (d)	200	189
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	2,800	2,745
Presidencia de la República de Colombia
2.63%, 03/15/23	550	546
4.50%, 01/28/26	3,100	3,093
Saudi Arabia, Kingdom of
2.88%, 03/04/23 (d)	1,000	1,007
3.25%, 10/26/26 (d)	2,600	2,662
South Africa Government International Bond
4.88%, 04/14/26	700	712
South Africa, Parliament of
4.67%, 01/17/24	1,600	1,632
The Korea Development Bank
1.25%, 06/03/25 (d)	2,100	1,995
1.00%, 09/09/26	1,400	1,289
The Republic of Indonesia, The Government of
2.95%, 01/11/23	700	705
The State of Qatar
3.25%, 06/02/26 (d)	3,150	3,205
		31,889
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.32%, 03/25/23 (a)	9,298	69
Series K-AS-F113, REMIC, 0.28%, (SOFR 30-Day Average + 0.23%), 05/25/28 (a)	1,522	1,520
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.26%, 11/25/30 (a)	7,588	7,058
Series 2022-A1-M5, REMIC, 2.42%, 01/25/34 (a)	1,187	1,167
		9,814
Total Government And Agency Obligations (cost $646,206)		629,901
CORPORATE BONDS AND NOTES 12.3%
Financials 4.8%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,080	1,962
American Express Company
1.16%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	1,075	1,077
1.09%, (SOFR + 0.93%), 03/04/25 (a)	915	923
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	1,015	1,033
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	900	892
Banco Bradesco S.A.
3.20%, 01/27/25 (d)	200	198
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	550	504
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,150	1,076
3.25%, 09/30/31 (d)	200	187
3.25%, 09/30/31 (c)	1,650	1,542
Banco Del Estado De Chile
2.70%, 01/09/25 (d)	800	791
Banco do Brasil S.A
3.25%, 09/30/26 (c)	1,000	961
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (d)	550	565
4.00%, 07/08/30 (d)	1,300	1,248
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (d)	500	482
2.38%, 09/14/25 (c)	300	289
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (d) (e)	800	796
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	750	756
Banco Santander-Chile
2.70%, 01/10/25 (d)	500	489
Bancolombia SA
4.88%, 10/18/27	1,400	1,390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.63%, 12/18/29	2,200	2,116
Bangkok Bank Public Company Limited
3.88%, 09/27/22 (d)	600	603
Banistmo S.A.
3.65%, 09/19/22 (d)	1,400	1,402
3.65%, 09/19/22 (c)	500	501
Bank of America Corporation
1.37%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	2,951	2,957
0.79%, (SOFR + 0.69%), 04/22/25 (a)	1,475	1,465
Bank of Montreal
1.50%, 01/10/25 (f)	2,970	2,851
Barclays PLC
1.01%, 12/10/24	2,175	2,087
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	500	507
5.35%, 11/12/29 (d)	200	199
BNP Paribas
4.71%, 01/10/25 (c)	2,115	2,160
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,605	1,545
BPCE
2.38%, 01/14/25 (c)	2,185	2,109
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	935	912
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (f)	1,450	1,415
Capital One Financial Corporation
3.20%, 01/30/23	545	550
3.90%, 01/29/24	1,545	1,566
Citigroup Inc.
1.55%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,695	1,701
1.28%, 11/03/25	595	566
Commonwealth Bank of Australia
0.49%, (SOFR + 0.40%), 07/07/25 (a) (c)	2,280	2,257
Continental Senior Trust
5.00%, 08/26/22 (d)	1,700	1,713
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (d)	1,000	985
DBS Group Holdings Ltd
1.17%, 11/22/24 (c)	800	765
4.52%, 12/11/28 (d)	200	204
1.82%, 03/10/31 (d)	2,900	2,703
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (f)	2,210	2,105
Export-Import Bank of Thailand
1.31%, (3 Month USD LIBOR + 0.85%), 05/23/24 (a) (d)	400	402
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (c)	1,180	1,198
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (d)	1,200	1,209
Gruposura Finance
5.50%, 04/29/26 (d)	800	808
HSBC Holdings PLC
1.16%, 11/22/24 (f)	2,175	2,098
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (g)	240	224
Itau Unibanco Holding S.A.
4.50%, 11/21/29 (d)	1,100	1,089
3.88%, 04/15/31 (d)	2,750	2,595
JPMorgan Chase & Co.
3.21%, 04/01/23	445	445
0.56%, 02/16/25	1,645	1,575
3.90%, 07/15/25	2,185	2,244
Lloyds Banking Group PLC
0.70%, 05/11/24	2,300	2,241
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,675	1,674
Macquarie Group Limited
4.15%, 03/27/24 (c)	350	354
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	1,600	1,606
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	2,065	2,108
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,400	1,326
Mitsubishi UFJ Financial Group Inc
1.13%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	2,715	2,728
0.96%, 10/11/25	1,690	1,595
Mizuho Financial Group, Inc.
1.08%, (SOFR + 0.96%), 05/22/26 (a)	2,155	2,141
Morgan Stanley
0.53%, 01/25/24	2,145	2,110
0.73%, 04/05/24	2,205	2,160
Multibank, Inc.
4.38%, 11/09/22 (d)	2,000	2,009
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,130
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	850	868
1.83%, 09/10/30 (c) (f)	800	750
1.83%, 09/10/30 (d) (f)	2,200	2,062
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (d) (g)	483	458
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23 (d)	800	811
Petrobras Global Finance B.V.
6.25%, 03/17/24	100	105
Royal Bank of Canada
0.62%, (SOFR + 0.53%), 01/20/26 (a)	2,975	2,938
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (d)	600	599
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	820	822
SPARC Limited
0.00%, 12/05/22 (d) (g)	149	146
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	2,210	2,150
Synchrony Financial
4.38%, 03/19/24	780	794
4.25%, 08/15/24	1,250	1,268
Temasek Financial (I) Limited
2.38%, 01/23/23 (d)	250	251
The Bank of Nova Scotia
0.55%, 09/15/23 (f)	1,675	1,626
0.65%, 07/31/24 (f)	545	517
The Charles Schwab Corporation
1.21%, (SOFR + 1.05%), 03/03/27 (a)	2,460	2,466
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,055	2,069
The Royal Bank of Scotland Group Public Limited Company
2.52%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (f)	2,230	2,249
The Toronto-Dominion Bank
0.70%, 09/10/24 (f)	2,215	2,098
Truist Financial Corporation
0.59%, (SOFR + 0.40%), 06/09/25 (a)	1,080	1,072
UBS Group AG
1.01%, 07/30/24 (c) (f)	2,165	2,104
United Overseas Bank Limited
3.75%, 04/15/29 (d) (f)	700	703
1.75%, 03/16/31 (d)	3,300	3,056
Wells Fargo & Company
1.65%, 06/02/24	2,150	2,124
		126,280
Energy 1.5%
Ecopetrol S.A.
5.88%, 09/18/23	2,100	2,146
4.13%, 01/16/25	1,270	1,251
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	634	607
Enbridge Inc.
4.00%, 10/01/23	200	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
0.55%, 10/04/23	965	935
2.50%, 02/14/25	1,085	1,062
Energy Transfer LP
5.88%, 01/15/24	1,350	1,403
4.50%, 04/15/24	420	428
4.05%, 03/15/25	235	238
Exxon Mobil Corporation
1.57%, 04/15/23	2,205	2,197
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (d)	3,390	3,248
Geopark Limited
6.50%, 09/21/24 (d)	200	205
Indian Oil Corporation Limited
5.75%, 08/01/23 (d)	300	310
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,005	1,009
ONGC Videsh Limited
3.75%, 05/07/23 (d)	600	603
4.63%, 07/15/24 (d)	300	306
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (d)	450	442
Petronas Capital Ltd.
3.50%, 03/18/25 (d)	3,600	3,637
Phillips 66
3.85%, 04/09/25	485	494
1.30%, 02/15/26	620	579
Pioneer Natural Resources Company
0.55%, 05/15/23	1,090	1,066
PT Pertamina (Persero)
4.30%, 05/20/23 (d)	900	910
1.40%, 02/09/26 (d)	1,700	1,575
Qatar Petroleum
1.38%, 09/12/26 (d)	2,650	2,458
1.38%, 09/12/26 (c)	500	466
Reliance Industries Ltd.
4.13%, 01/28/25 (d)	2,200	2,225
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	1,400	1,316
1.60%, 06/17/26 (c)	500	470
Saudi Arabian Oil Company
2.75%, 04/16/22 (d)	1,200	1,200
1.25%, 11/24/23 (c)	200	196
2.88%, 04/16/24 (d)	200	199
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	2,085	2,123
The Williams Companies, Inc.
4.55%, 06/24/24	1,455	1,492
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	1,300	1,321
Williams Partners L.P.
4.30%, 03/04/24	600	614
		38,934
Utilities 1.2%
Atmos Energy Corporation
0.63%, 03/09/23	955	940
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (g)	2,400	1,810
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	522	488
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	800	262
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,800	2,844
Entergy Corporation
0.90%, 09/15/25	2,305	2,116
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	1,849	1,807
GNL Quintero S.A
4.63%, 07/31/29 (d)	1,412	1,435
Inkia Energy Limited
5.88%, 11/09/27 (d)	1,300	1,263
Kallpa Generacion S.A.
4.88%, 05/24/26 (d)	200	205
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	800	768
1.75%, 05/06/25 (c)	1,200	1,153
Korea Electric Power Corp
1.13%, 06/15/25 (d)	1,500	1,410
1.13%, 06/15/25 (c)	1,000	940
0.75%, 01/27/26 (c)	2,350	2,159
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c)	900	839
Mercury Chile Holdco LLC
6.50%, 01/24/27 (c)	400	383
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	1,319	1,262
Pacific Gas And Electric Company
1.75%, 06/16/22	990	989
3.25%, 02/16/24	1,215	1,211
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,600	1,551
Southern California Edison Company
0.88%, (SOFR + 0.83%), 04/01/24 (a)	2,145	2,145
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (d)	2,850	2,810
		30,790
Consumer Discretionary 0.9%
American Honda Finance Corporation
0.75%, 08/09/24	1,110	1,058
CK Hutchison International (21) Limited
1.50%, 04/15/26 (d)	1,300	1,213
1.50%, 04/15/26 (c)	600	561
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,295	1,237
Dollar General Corporation
4.15%, 11/01/25	1,025	1,061
Dollar Tree, Inc.
4.00%, 05/15/25	2,045	2,094
Expedia Group, Inc.
6.25%, 05/01/25 (c)	2,040	2,182
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,970	2,063
Hyatt Hotels Corporation
1.30%, 10/01/23 (h)	1,850	1,803
Hyundai Capital America
2.85%, 11/01/22 (c)	1,650	1,656
1.00%, 09/17/24 (c)	545	513
Magallanes, Inc.
3.79%, 03/15/25 (c)	2,110	2,111
Marriott International, Inc.
3.60%, 04/15/24	2,070	2,090
McDonald's Corporation
3.35%, 04/01/23	400	405
3.38%, 05/26/25	165	167
1.45%, 09/01/25	1,600	1,528
Nissan Motor Acceptance Company LLC
1.13%, 09/16/24 (c)	460	431
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	2,235	2,160
		24,333
Health Care 0.9%
AbbVie Inc.
2.30%, 11/21/22	1,850	1,855
2.60%, 11/21/24	250	248
Amgen Inc.
3.63%, 05/22/24	795	810
3.13%, 05/01/25	1,250	1,258
Anthem, Inc.
3.30%, 01/15/23	850	853
3.50%, 08/15/24	2,285	2,319
AstraZeneca PLC
3.50%, 08/17/23	2,065	2,096
Cardinal Health, Inc.
3.08%, 06/15/24	2,115	2,117
3.50%, 11/15/24	760	766
Cigna Corporation
0.61%, 03/15/24	875	839

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
HCA Inc.
5.00%, 03/15/24	2,140	2,219
Mylan Inc
3.13%, 01/15/23 (c)	200	201
Royalty Pharma PLC
0.75%, 09/02/23	2,110	2,049
Thermo Fisher Scientific Inc.
0.80%, 10/18/23	2,075	2,025
UnitedHealth Group Incorporated
0.55%, 05/15/24	1,385	1,328
Viatris, Inc.
1.13%, 06/22/22	445	445
1.65%, 06/22/25	510	475
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,120	2,032
		23,935
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (d)	800	788
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,140	2,056
Carrier Global Corporation
2.24%, 02/15/25	311	302
HPHT Finance (19) Limited
2.88%, 11/05/24 (d)	2,300	2,277
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,354
2.93%, 01/15/25	730	732
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	2,105	2,073
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (d)	800	787
Republic Services, Inc.
2.50%, 08/15/24	2,090	2,070
Southwest Airlines Co.
4.75%, 05/04/23	2,165	2,214
The Boeing Company
4.51%, 05/01/23 (h)	2,115	2,151
Triton Container International Limited
0.80%, 08/01/23 (c)	2,185	2,116
		18,920
Communication Services 0.7%
AT&T Inc.
4.45%, 04/01/24	2,065	2,127
Axiata SPV2 Berhad
4.36%, 03/24/26 (d)	1,035	1,073
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (e) (f) (i)	52	41
8.00%, 04/01/25 (c) (i)	160	142
KT Corp
1.00%, 09/01/25 (d)	3,400	3,157
2.50%, 07/18/26 (d)	200	195
Millicom International Cellular SA
6.63%, 10/15/26 (d)	270	277
5.13%, 01/15/28 (d)	675	668
Omnicom Group Inc.
3.65%, 11/01/24	1,550	1,568
Sable International Finance Limited
5.75%, 09/07/27 (d)	1,673	1,681
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (d)	654	659
2.38%, 10/03/26 (d)	1,500	1,464
Telefonica Chile S.A.
3.88%, 10/12/22 (d)	1,800	1,806
Verizon Communications Inc.
1.61%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	2,195	2,223
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	1,450	1,374
		18,455
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,070	1,903
BAT Capital Corp.
2.79%, 09/06/24	150	148
Campbell Soup Company
3.95%, 03/15/25	2,020	2,058
Camposol SA
6.00%, 02/03/27 (d)	350	331
Conagra Brands, Inc.
4.30%, 05/01/24	2,080	2,138
General Mills, Inc.
3.70%, 10/17/23	2,165	2,200
JDE Peet's N.V.
0.80%, 09/24/24 (c)	855	803
Keurig Dr Pepper Inc.
0.75%, 03/15/24	2,240	2,163
PepsiCo, Inc.
0.75%, 05/01/23	2,150	2,120
		13,864
Materials 0.5%
Avery Dennison Corporation
0.85%, 08/15/24	630	600
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	600	608
Glencore Funding LLC
4.00%, 04/16/25 (c)	755	760
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	400	399
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,900	1,905
Martin Marietta Materials, Inc.
0.65%, 07/15/23	560	547
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	400	413
5.00%, 05/18/25 (c)	1,800	1,858
MOS Holdings Inc.
4.25%, 11/15/23	2,108	2,153
POSCO
2.38%, 11/12/22 - 01/17/23 (d)	2,000	1,994
2.75%, 07/15/24 (d)	400	396
Vedanta Resources Limited
7.13%, 05/31/23 (d)	500	473
		12,106
Real Estate 0.3%
American Tower Corporation
2.40%, 03/15/25	2,075	2,022
Equinix, Inc.
1.25%, 07/15/25	2,195	2,050
Simon Property Group, L.P.
2.00%, 09/13/24	2,110	2,076
Welltower Inc.
3.63%, 03/15/24	2,095	2,118
		8,266
Information Technology 0.3%
Dell International L.L.C.
5.45%, 06/15/23 (h)	543	559
4.00%, 07/15/24 (h)	280	286
5.85%, 07/15/25 (h)	1,215	1,299
Microchip Technology Incorporated
0.97%, 02/15/24	2,240	2,149
NVIDIA Corporation
0.58%, 06/14/24	2,135	2,049
Workday, Inc.
3.50%, 04/01/27	1,055	1,056
		7,398
Total Corporate Bonds And Notes (cost $335,260)		323,281
SENIOR FLOATING RATE INSTRUMENTS 8.5%
Health Care 1.5%
Agiliti Health, Inc
Term Loan, 3.00%, (1 Month USD LIBOR + 2.75%), 10/10/25 (a)	257	255
Avantor Funding, Inc.
2021 Term Loan B4, 2.50%, (1 Month USD LIBOR + 2.00%), 11/21/24 (a)	45	45

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	4,193	4,155
Bausch Health Companies Inc.
Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	278	275
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 2.50%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	1,312	1,308
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	405	402
Elanco Animal Health Incorporated
Term Loan B, 1.98%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	6,892	6,773
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	405	404
Global Medical Response, Inc.
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	297	294
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.21%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,440	4,360
HCA Inc.
2021 Term Loan B14, 1.96%, (1 Month USD LIBOR + 1.75%), 06/23/28 (a)	675	674
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 2.25%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	6,982	6,903
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	3,909	3,887
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	974	969
ICU Medical, Inc.
Term Loan B, 3.00%, (SOFR + 2.50%), 12/16/28 (a)	560	557
IQVIA Inc.
2017 USD Term Loan B2, 1.96%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	462	457
2018 USD Term Loan B3, 1.97%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	4,846	4,811
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 3.50%, (SOFR + 3.00%), 10/15/27 (a)	73	72
MED ParentCo LP
1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	176	174
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a)	124	123
Pathway Vet Alliance LLC
2021 Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	392	388
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	50	49
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	223	220
2018 1st Lien Term Loan B, 4.72%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	235	231
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.20%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	338
Select Medical Corporation
2017 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 02/13/24 (a)	507	501
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	509	505
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	210	199
Upstream Rehabilition, Inc.
2021 Term Loan, 4.59%, (SOFR + 4.25%), 11/20/26 (a)	167	165
Zelis Healthcare Corporation
2021 Term Loan, 3.73%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	241	238
		39,732
Consumer Discretionary 1.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	7,068	6,907
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	471	467
Aramark Services, Inc.
2018 Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	431
2019 Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	169
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	157	156
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	192	191
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	123	120
Clarios Global LP
2021 USD Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	440	434
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.97%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	77	73
Conservice Midco, LLC
2020 Term Loan B, 4.47%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	193	190
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	190	189
Getty Images, Inc.
2019 USD Term Loan B, 4.71%, (3 Month USD LIBOR + 4.50%), 02/13/26 (a)	297	295
GOBP Holdings, Inc.
2020 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 10/22/25 (a)	507	502
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.21%, (1 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	396
Installed Building Products, Inc.
2021 Term Loan B, 2.75%, (1 Month USD LIBOR + 2.25%), 12/08/28 (a)	289	288
IRB Holding Corp
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (a)	296	293
2022 Term Loan B, 3.75%, (SOFR + 3.00%), 12/15/27 (a)	233	231
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	338	325
KFC Holding Co.
2021 Term Loan B, 2.22%, (1 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,325	1,312
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	567
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	218
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 05/08/26 (a)	313	309
Motion Finco Sarl
USD Term Loan B1, 3.47%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	112	110
Delayed Draw Term Loan B2, 3.47%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	15	14
PCI Gaming Authority
Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	133	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (a)	109	108
Scientific Games International, Inc.
2018 Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	338	337
Setanta Aircraft Leasing Designated Activity Compa
Term Loan B, 2.14%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,140
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.96%, (3 Month USD LIBOR + 2.00%), 04/09/26 (a)	263	256
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	180
SMG US Midco 2, Inc.
2020 Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	111	107
2020 Term Loan, 2.80%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	280	269
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.47%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	4,678	4,636
Tamko Building Products, LLC
Term Loan B, 3.11%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	92	90
Term Loan B, 3.21%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	44	43
Term Loan B, 3.51%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	45	44
Travel Leaders Group, LLC
2018 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	227	213
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	432	427
Wand NewCo 3, Inc.
2020 Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 02/05/26 (a)	345	335
WMG Acquisition Corp.
2021 Term Loan G, 2.33%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	7,010	6,937
		31,441
Communication Services 1.2%
Altice France S.A.
2018 Term Loan B13, 4.51%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	488	478
Cable One, Inc.
2021 Term Loan B4, 2.21%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,895	1,865
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	158	156
CenturyLink, Inc.
2020 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	465	452
Charter Communications Operating, LLC
2019 Term Loan B2, 1.96%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	5,058	5,011
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	122	121
CSC Holdings, LLC
2017 Term Loan B1, 2.65%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	4,823	4,735
2018 Incremental Term Loan, 2.65%, (3 Month USD LIBOR + 2.25%), 01/31/26 (a)	773	761
2019 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	347	340
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (a)	112	38
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	491	485
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	25	25
GoodRx, Inc.
1st Lien Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	484	479
Gray Television, Inc.
2018 Term Loan C, 2.73%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	645
2021 Term Loan D, 3.23%, (1 Month USD LIBOR + 3.00%), 10/27/28 (a)	1,322	1,314
iHeartCommunications, Inc.
2020 Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	185
Level 3 Financing Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	7,073	6,934
NASCAR Holdings Inc.
Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	129	127
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.73%, (1 Month USD LIBOR + 2.50%), 06/13/26 (a)	5,095	5,071
PUG LLC
USD Term Loan , 3.71%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	270	264
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (j) (k) (l)	35	—
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	331	314
Sinclair Television Group Inc.
Term Loan B2B, 2.71%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	295	286
Virgin Media Bristol LLC
USD Term Loan N, 2.90%, (3 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	686
Ziggo Financing Partnership
USD Term Loan I, 2.90%, (3 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	59
		30,831
Information Technology 0.9%
Access CIG, LLC
2018 1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 02/14/25 (a)	410	403
Almonde, Inc.
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	83
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	465	461
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (a)	1	1
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	410	402
Avaya, Inc.
2020 Term Loan B, 4.65%, (1 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	173
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	650	637
Bright Bidco B.V.
2018 Term Loan B, 4.77%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	268	160
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	504	486
CMG Media Corporation
2021 Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	137	135
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (a)	313	309
Cvent, Inc.
1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	155	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
DCert Buyer, Inc.
2019 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	235	233
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	223	219
Emerald TopCo Inc
Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 07/16/26 (a)	1	1
Term Loan, 3.80%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	216	213
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	35	34
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.96%, (3 Month USD LIBOR + 2.25%), 02/15/24 (a)	6,917	6,862
2021 Term Loan B4, 2.21%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	275	272
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	485	483
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	404	401
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	121
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	499	497
KBR, Inc.
2020 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	232	231
NCR Corporation
2019 Term Loan, 2.80%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	127	125
NortonLifeLock Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 01/28/29 (a) (m)	6,090	6,009
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	124	122
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.30%, (3 Month USD LIBOR + 4.00%), 04/26/24 (a)	486	482
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.46%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	472	466
Sabre GLBL Inc.
2018 Term Loan B, 2.21%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	154	151
Severin Acquisition, LLC
2018 Term Loan B, 3.45%, (1 Month USD LIBOR + 3.00%), 06/15/25 (a)	433	427
Sophia, L.P.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	484	479
SS&C Technologies Inc.
2018 Term Loan B5, 1.96%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,161	1,142
Tibco Software Inc.
2020 Term Loan B3, 3.96%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	467	464
2020 2nd Lien Term Loan, 7.46%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	40
Ultimate Software Group Inc (The)
Term Loan B, 3.96%, (3 Month USD LIBOR + 3.75%), 04/08/26 (a)	253	251
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	356	353
		23,481
Industrials 0.8%
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 10/13/28 (a) (m)	1,395	1,373
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	98	97
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	477	469
Amentum Government Services Holdings LLC
Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	84	83
American Airlines, Inc.
2017 Incremental Term Loan, 2.84%, (6 Month USD LIBOR + 2.00%), 12/14/23 (a)	83	82
2017 1st Lien Term Loan, 2.20%, (1 Month USD LIBOR + 1.75%), 01/29/27 (a)	88	82
APi Group DE, Inc.
Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 09/25/26 (a)	428	423
Berry Global, Inc.
2021 Term Loan Z, 2.07%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,885	1,856
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	30	29
Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	455	450
Clean Harbors Inc.
2021 Incremental Term Loan B, 2.21%, (1 Month USD LIBOR + 2.00%), 09/21/28 (a)	1,125	1,112
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/16/27 (a)	179	177
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	328	322
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	90	87
Dun & Bradstreet Corporation (The)
Term Loan, 3.70%, (1 Month USD LIBOR + 3.25%), 02/01/26 (a)	534	528
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	82	80
2020 Term Loan B1, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	152	149
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	437	434
Filtration Group Corporation
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	455	448
First Advantage Holdings, LLC
2021 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	191	190
Fluidra, S.A.
2022 USD Term Loan B, 2.50%, (SOFR 30-Day Average + 2.00%), 01/21/29 (a)	883	875
Generac Power Systems, Inc.
2019 Term Loan B, 1.98%, (1 Month USD LIBOR + 1.75%), 12/11/26 (a)	160	159
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	262	257
Herman Miller, Inc
Term Loan B, 2.19%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	602	593
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.96%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	1,680	1,650
KAR Auction Services, Inc.
2019 Term Loan B6, 2.50%, (1 Month USD LIBOR + 2.25%), 09/13/26 (a)	2,111	2,090
Minotaur Acquisition, Inc.
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 02/27/26 (a)	487	481
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a)	1,941	1,909
2021 Term Loan, 2.79%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a)	369	363

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan, 2.79%, (1 Month USD LIBOR + 2.25%), 02/09/28 (a)	369	363
Standard Industries Inc.
2021 Term Loan B, 3.79%, (6 Month USD LIBOR + 2.50%), 08/05/28 (a)	2,172	2,165
Titan Acquisition Limited
2018 Term Loan B, 3.35%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	385	376
TransDigm, Inc.
2020 Term Loan F, 2.46%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	592	582
Univar Solutions Inc.
2019 USD Term Loan B5, 2.21%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	83	82
Univar Solutions USA Inc.
Term Loan B6, 2.21%, (1 Month USD LIBOR + 1.75%), 05/26/28 (a)	863	856
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	483	478
		21,750
Financials 0.7%
Acrisure, LLC
2020 Term Loan B, 3.72%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	450	443
Alliant Holdings Intermediate, LLC
Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	448	442
AssuredPartners, Inc.
2020 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	475	469
Asurion LLC
2020 Term Loan B8, 3.46%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	331	323
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	378	376
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	481	475
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	6,613	6,491
Focus Financial Partners, LLC
2021 Term Loan B4, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	1,333	1,314
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	109	107
PAI Holdco, Inc.
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/13/25 (a)	134	132
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.96%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	503	498
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	295	292
Trans Union, LLC
2019 Term Loan B5, 1.96%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	4,054	3,990
2021 Term Loan B6, 2.75%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	1,398	1,386
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (a)	170	176
Victory Capital Holdings, Inc.
2021 Term Loan B, 2.47%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	128	126
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR 90-Day Average + 2.25%), 10/14/28 (a)	648	644
		17,684
Materials 0.7%
Asplundh Tree Expert, LLC
2021 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	5,627	5,557
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.97%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	6,289	6,227
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (a)	247	246
Cyanco Intermediate Corporation
2018 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	115	112
Element Solutions Inc.
2019 Term Loan B1, 2.21%, (3 Month USD LIBOR + 2.00%), 01/31/26 (a)	3,386	3,355
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.21%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	201	200
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	182	179
Illuminate Buyer, LLC
2021 Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	273	263
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	248	245
Phoenix Services International, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 01/29/25 (a)	127	123
Pregis TopCo Corporation
1st Lien Term Loan, 4.21%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	308	301
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	178	170
		16,978
Consumer Staples 0.6%
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (a)	2,969	2,917
Froneri International Ltd.
2020 USD Term Loan, 2.46%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	482	472
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	395	380
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (a)	5,716	5,658
Reynolds Consumer Products LLC
Term Loan, 1.96%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	5,947	5,840
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	108	107
United Natural Foods, Inc.
Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 10/10/25 (a)	47	47
US Foods, Inc.
2019 Term Loan B, 2.51%, (3 Month USD LIBOR + 2.00%), 08/14/26 (a)	645	631
Verscend Holding Corp.
2021 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	482	480
		16,532
Utilities 0.3%
Calpine Corporation
Term Loan B9, 2.21%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	833	820
2019 Term Loan B10, 2.21%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	38
2020 Term Loan B5, 2.71%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,389	1,376
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	246	242
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	4,961	4,906

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
1st Lien Term Loan B3, 2.19%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	1,221	1,207
		8,589
Energy 0.3%
Buckeye Partners, L.P.
2021 Term Loan B, 2.48%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a)	270	267
EG America LLC
2018 USD Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	207	203
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	181	179
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.22%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	300	296
Pilot Travel Centers LLC
2021 Term Loan B, 2.21%, (3 Month USD LIBOR + 2.00%), 07/29/28 (a)	7,077	6,970
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	236	220
Prairie ECI Acquiror LP
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	172
		8,307
Real Estate 0.3%
Iron Mountain, Inc.
2018 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	7,013	6,902
Total Senior Floating Rate Instruments (cost $224,441)		222,227
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (j) (l)	15	326
Energy 0.0%
Frontera Holdings LLC (j) (n)	—	—
McDermott International, Inc. (j)	10	7
		7
Total Common Stocks (cost $202)		333
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.3%
JNL Government Money Market Fund, 0.01% (o) (p)	87,011	87,011
U.S. Treasury Bill 1.2%
Treasury, United States Department of
0.21%, 06/30/22 (q)	32,040	31,999
Total Short Term Investments (cost $119,006)		119,010
Total Investments 99.2% (cost $2,677,827)		2,609,183
Other Derivative Instruments 0.7%		18,433
Other Assets and Liabilities, Net 0.1%		3,287
Total Net Assets 100.0%		2,630,903

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $116,454 and 4.4% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Non-income producing security.

(k) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(q) The coupon rate represents the yield to maturity.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	827	788	—
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,147	1,073	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	955	892	—
Banco Bradesco S.A., 3.20%, 01/27/25	08/04/21	204	198	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,155	1,076	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	187	—
Banco Del Estado De Chile, 2.70%, 01/09/25	11/16/21	819	791	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/14/21	578	565	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,294	1,248	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	506	482	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	12/06/18	783	796	—
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	758	756	—
Banco Santander-Chile, 2.70%, 01/10/25	11/16/21	511	489	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	604	603	—
Banistmo S.A., 3.65%, 09/19/22	02/03/20	1,405	1,402	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	505	507	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	195	199	—
Camposol SA, 6.00%, 02/03/27	06/16/21	360	331	—
CK Hutchison International (21) Limited, 1.50%, 04/15/26	08/19/21	1,312	1,213	0.1
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,708	1,713	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,031	985	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	03/21/22	205	204	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/07/21	2,901	2,703	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	528	488	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	647	607	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	648	262	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	652	608	—
Export-Import Bank of Thailand, 1.31%, 05/23/24	08/22/19	401	402	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,919	1,807	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	3,431	3,248	0.1
Geopark Limited, 6.50%, 09/21/24	05/26/21	204	205	—
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,526	1,435	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	01/13/21	1,217	1,209	0.1
Gruposura Finance, 5.50%, 04/29/26	06/09/21	854	808	—
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,311	2,277	0.1
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	305	310	—
Inkia Energy Limited, 5.88%, 11/09/27	05/04/21	1,317	1,263	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	228	224	—
Inversiones CMPC S.A., 4.50%, 04/25/22	04/26/17	400	399	—
Itau Unibanco Holding S.A., 4.50%, 11/21/29	12/07/21	1,085	1,089	0.1
Itau Unibanco Holding S.A., 3.88%, 04/15/31	05/03/21	2,699	2,595	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	02/02/21	218	205	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	819	768	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,511	1,410	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	3,400	3,157	0.1
KT Corp, 2.50%, 07/18/26	07/28/21	210	195	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,976	1,905	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	04/07/21	1,692	1,606	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/21/22	415	413	—
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	276	277	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	699	668	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	1,474	1,326	0.1
Multibank, Inc., 4.38%, 11/09/22	04/18/19	2,012	2,009	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	612	603	—
ONGC Videsh Limited, 4.63%, 07/15/24	03/22/22	307	306	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	03/24/22	446	442	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/01/21	1,352	1,262	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	03/22/22	869	868	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	2,205	2,062	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	447	458	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	813	811	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 2.30%, 06/23/25	01/14/21	3,199	3,057	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 1.50%, 06/09/26	08/19/21	201	189	—
Petronas Capital Ltd., 3.50%, 03/18/25	04/07/21	3,826	3,637	0.1
POSCO, 2.38%, 11/12/22	05/12/20	1,101	1,098	0.1
POSCO, 2.38%, 01/17/23	05/12/20	901	896	—
POSCO, 2.75%, 07/15/24	05/12/20	402	396	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	837	787	—
PT Pertamina (Persero), 4.30%, 05/20/23	03/21/22	915	910	—
PT Pertamina (Persero), 1.40%, 02/09/26	05/07/21	1,690	1,575	0.1
Qatar Petroleum, 1.38%, 09/12/26	09/14/21	2,628	2,458	0.1
Reliance Industries Ltd., 4.13%, 01/28/25	08/19/21	2,322	2,225	0.1
SA Global Sukuk Limited, 1.60%, 06/17/26	08/13/21	1,395	1,316	0.1
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	1,732	1,681	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,003	1,007	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	11/03/21	2,771	2,662	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,200	1,200	0.1
Saudi Arabian Oil Company, 2.88%, 04/16/24	03/21/22	201	199	—
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	605	599	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	693	659	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	1,568	1,464	0.1
SPARC Limited, 0.00%, 12/05/22	07/25/19	148	146	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,807	1,806	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	254	251	—
The Korea Development Bank, 1.25%, 06/03/25	10/16/20	2,123	1,995	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
The State of Qatar, 3.25%, 06/02/26	08/12/21	3,392	3,205	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	3,030	2,810	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,382	1,321	0.1
United Overseas Bank Limited, 3.75%, 04/15/29	11/02/21	733	703	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	3,295	3,056	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	495	473	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,506	1,374	0.1
		109,442	104,343	4.0

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/14/22	95,000	—	4,814
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/22/22	9,000	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	09/19/22	95,000	—	2,319
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	11/04/22	50,000	—	631
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/08/22	100,000	—	1,425
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/25/22	100,000	—	394
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/23/22	100,000	—	(847)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/31/22	100,000	—	2,684
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/11/22	100,000	—	(1,784)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/06/22	100,000	—	4,797
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	06/16/22	100,000	—	(1,704)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	05/05/22	100,000	—	(2,621)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	06/30/22	100,000	—	(2,568)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/13/22	3,000	—	14
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/13/22	47,000	—	686
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/03/22	100,000	—	3,458
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/10/22	85,000	—	3,960
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/22/22	100,000	—	(852)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/07/22	100,000	—	1,988
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.38% (E)	BOA	07/14/22	100,000	—	2,285
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.38% (E)	BOA	06/23/22	100,000	—	(1,145)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/09/22	100,000	—	(2,076)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	10/27/22	50,000	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/14/22	100,000	—	3,370
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/22/22	100,000	—	2,444
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	05/18/22	100,000	—	(2,017)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/28/22	90,000	—	917
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/17/22	100,000	—	63
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/27/22	100,000	—	(36)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/20/22	95,000	—	(2,166)
					—	18,433

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#constituents

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,314,431	—	1,314,431
Government And Agency Obligations	—	629,901	—	629,901
Corporate Bonds And Notes	—	323,281	—	323,281
Senior Floating Rate Instruments	—	222,227	—	222,227
Common Stocks	7	—	326	333
Short Term Investments	87,011	31,999	—	119,010
	87,018	2,521,839	326	2,609,183
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	36,249	—	36,249
	—	36,249	—	36,249
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(17,816)	—	(17,816)
	—	(17,816)	—	(17,816)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 52.8%
Mortgage-Backed Securities 29.1%
Federal Home Loan Mortgage Corporation
2.00%, 07/01/41 - 11/01/51	16,877	15,770
3.00%, 06/01/43 - 07/01/47	71,404	71,143
4.00%, 09/01/43 - 02/01/44	4,428	4,609
3.50%, 02/01/46 - 01/01/48	13,477	13,697
2.50%, 11/01/49 - 12/01/50	28,055	26,878
3.00%, 04/01/52 (a)	12,500	12,244
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	835	857
2.48%, 11/01/29	25,000	24,174
1.90%, 05/01/30	25,000	23,445
2.44%, 01/01/32	10,000	9,666
1.88%, 02/01/32	10,000	9,725
1.83%, 11/01/33	6,300	5,721
3.00%, 03/01/35 - 04/01/51	59,729	59,008
1.50%, 05/01/36	17,848	16,970
2.00%, 05/01/36 - 11/01/51	86,934	81,924
3.50%, 09/01/43 - 04/01/48	23,904	24,341
2.20%, 09/01/46	27,136	24,968
4.00%, 08/01/47 - 10/01/49	34,199	35,213
2.50%, 09/01/50 - 01/01/52	109,959	105,308
3.50%, 04/01/52 (a)	15,000	15,045
Government National Mortgage Association
3.50%, 10/20/45	1,539	1,546
2.50%, 08/20/51	39,557	38,353
STRU BAML-1765 DUS
2.63%, 04/01/32 (a) (b) (c)	61,670	59,820
		680,425
Collateralized Mortgage Obligations 12.9%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	2,978	3,075
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,127
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,943
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,138
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,058
Series GA-4376, REMIC, 3.00%, 04/15/40	896	901
Series NY-4390, REMIC, 3.00%, 06/15/40	402	403
Series MA-4391, REMIC, 3.00%, 07/15/40	293	293
Interest Only, Series SP-3770, REMIC, 6.10%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (b)	689	41
Interest Only, Series SM-3780, REMIC, 6.10%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (b)	7,000	1,133
Series KA-4366, REMIC, 3.00%, 03/15/41	1,331	1,345
Series SL-4061, REMIC, 6.66%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (b)	36	33
Series KM-4141, REMIC, 1.75%, 12/15/42	10,173	9,479
Series B-4481, REMIC, 3.00%, 12/15/42	4,111	4,239
Series CS-4156, REMIC, 5.12%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (b)	3,419	2,974
Series UZ-4508, REMIC, 3.00%, 07/15/43	571	536
Series ZX-4404, REMIC, 4.00%, 04/15/44	63,465	65,469
Series AB-4533, REMIC, 3.00%, 06/15/44	3,484	3,460
Series CA-4573, REMIC, 3.00%, 11/15/44	11,469	11,387
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,994	2,110
Series EC-4745, REMIC, 3.00%, 12/15/44	2,960	3,039
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,299	13,284
Series HA-4582, REMIC, 3.00%, 09/15/45	8,565	8,489
Series DZ-4894, REMIC, 3.50%, 06/15/49	7,083	6,997
Interest Only, Series MS-4291, REMIC, 5.50%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (b)	2,596	388
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.22%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (b)	385	16
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	205	199
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	19,371	19,274
Interest Only, Series 2005-S-2, REMIC, 6.14%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (b)	3,902	549
Interest Only, Series 2011-PS-84, REMIC, 6.14%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (b)	1,678	40
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	325	330
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	353	354
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	2,042	2,081
Interest Only, Series 2011-ES-93, REMIC, 6.04%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (b)	1,174	199
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	4,093	3,910
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	938	971
Interest Only, Series 2018-ST-25, REMIC, 5.59%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (b)	8,533	1,223
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	929	961
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	13,359	13,137
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	2,616	2,628
Series 2016-A-9, REMIC, 3.00%, 09/25/43	354	356
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,301	16,976
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	2,039	2,071
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,492	12,414
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	13,640	13,366
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	12,564	12,634
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.65%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (b)	1,618	47
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,290	1,301
Interest Only, Series 2022-SA-22, REMIC, 3.55%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (b)	15,868	694
Interest Only, Series 2020-SB-185, REMIC, 5.85%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (b)	48,751	9,121
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	59,444	7,153
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	31,508	4,554
Interest Only, Series 2021-S-59, REMIC, 2.55%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (b)	21,574	725
Interest Only, Series 2021-SL-58, REMIC, 3.30%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (b)	66,756	4,647
		300,272
U.S. Treasury Bond 8.2%
Treasury, United States Department of
2.38%, 05/15/51	82,000	80,322
2.25%, 02/15/52	116,000	111,088
		191,410
Commercial Mortgage-Backed Securities 2.6%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.47%, 05/25/30 (b)	23,102	22,845
Interest Only, Series 2020-X1-M15, REMIC, 1.57%, 09/25/31 (b)	50,876	5,219
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.81%, 04/16/61 (b)	81,073	5,791
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (b)	66,066	5,597
Interest Only, Series 2021-IO-40, REMIC, 0.83%, 02/16/63 (b)	59,070	4,331
Interest Only, Series 2021-IO-52, REMIC, 0.76%, 04/16/63 (b)	68,983	4,813
Interest Only, Series 2021-IO-45, REMIC, 0.82%, 04/16/63 (b)	11,714	858
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (b)	19,388	1,577
Interest Only, Series 2021-IO-129, REMIC, 0.99%, 06/16/63 (b)	84,294	6,946
Interest Only, Series 2021-IO-79, REMIC, 0.91%, 08/16/63 (b)	46,293	3,748
		61,725
Total Government And Agency Obligations (cost $1,293,646)		1,233,832

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.0%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.71%, (1 Month USD LIBOR + 1.25%), 06/25/37 (b) (d)	3,879	3,112
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	930	933
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,600
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (b) (d)	2,793	2,472
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (d)	6,011	5,932
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,628
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,702
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,098	1,943
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,354	1,322
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,592	1,195
Series 2006-1A2-OC8, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 11/25/36 (b) (d)	3,992	3,712
Series 2007-1A6-5CB, REMIC, 1.06%, (1 Month USD LIBOR + 0.60%), 04/25/37 (b)	3,482	1,835
Interest Only, Series 2007-1A5-5CB, REMIC, 4.94%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (b)	3,482	539
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	11,698	7,265
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,027
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.44%, (3 Month USD LIBOR + 1.20%), 10/15/31 (b)	2,000	1,994
Apidos CLO XII
Series 2013-CR-12A, 2.04%, (3 Month USD LIBOR + 1.80%), 04/15/31 (b)	1,000	961
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	1,231	1,230
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (b)	982	975
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 3.45%, (1 Month USD LIBOR + 3.05%), 12/15/36 (b) (d)	2,785	2,618
Banc of America Alternative Loan Trust
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	3,350	3,154
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	287
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.05%, 06/17/64 (b)	18,631	1,338
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.90%, (1 Month USD LIBOR + 2.50%), 08/15/36 (b) (d)	1,660	1,614
Series 2017-F-DELC, REMIC, 3.90%, (1 Month USD LIBOR + 3.50%), 08/15/36 (b) (d)	1,653	1,604
Series 2018-F-TALL, REMIC, 3.63%, (1 Month USD LIBOR + 3.24%), 03/16/37 (b) (d)	6,125	5,206
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.31%, 07/17/54 (b)	22,855	2,028
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.39%, 09/17/54 (b)	43,243	4,071
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.96%, 11/18/54 (b)	12,481	857
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.64%, 02/18/54 (b)	35,943	3,961
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.40%, (1 Month USD LIBOR + 1.00%), 07/15/37 (b) (d)	1,599	1,581
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	470	475
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.91%, (1 Month USD LIBOR + 1.45%), 04/25/29 (b)	1,632	1,623
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.77%, 09/17/53 (b)	36,414	3,468
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.27%, 07/17/54 (b)	20,323	1,784
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (b)	38,734	2,272
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.43%, 05/16/53 (b)	90,584	1,937
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 2.00%, (3 Month USD LIBOR + 1.75%), 10/21/30 (b)	3,000	2,951
Bravo Residential Funding Trust
Series 2021-A1-A, 1.99%, 01/25/24 (d)	8,784	8,539
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (b)	4,500	4,267
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 4.41%, (1 Month USD LIBOR + 4.01%), 10/15/36 (b)	4,422	4,337
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 2.40%, (1 Month USD LIBOR + 2.00%), 09/15/23 (b)	3,062	2,946
Series 2021-F-VOLT, REMIC, 2.80%, (1 Month USD LIBOR + 2.40%), 09/15/23 (b)	3,062	2,954
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 2.24%, (1 Month USD LIBOR + 1.85%), 10/16/23 (b)	4,352	4,243
BX Trust
Series 2021-D-RISE, 2.15%, (1 Month USD LIBOR + 1.75%), 11/17/36 (b)	1,084	1,056
Series 2018-A-EXCL, REMIC, 1.48%, (1 Month USD LIBOR + 1.09%), 09/15/37 (b)	2,350	2,323
BX Trust 2017-APPL
Series 2017-E-SLCT, REMIC, 3.55%, (1 Month USD LIBOR + 3.15%), 07/17/34 (b) (d)	1,112	1,107
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (b)	4,941	4,282
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,618	2,438
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 1.39%, (3 Month USD LIBOR + 1.14%), 04/20/34 (b)	2,000	1,977
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 09/25/36 (b) (d)	4,135	3,963
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.26%, 11/15/27 (b)	243	238
CFCRE Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.63%, 05/10/58 (b)	76,138	3,888
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,801	3,736
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,198	1,441
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,298	1,364
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.40%, (1 Month USD LIBOR + 3.00%), 11/17/36 (b) (d)	1,001	991
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.15%, 05/10/47 (b)	21,601	427
Interest Only, Series 2016-XA-GC36, REMIC, 1.22%, 02/12/49 (b)	19,821	728
Interest Only, Series 2016-XA-P3, REMIC, 1.66%, 04/16/49 (b)	14,969	690

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.02%, 07/25/47 (b)	1,630	1,538
Series 2019-A1-C, REMIC, 3.23%, 09/25/59 (b) (d)	3,061	3,064
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (b)	1,920	1,844
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,294	1,163
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,064	1,038
CLNC Ltd
Series 2019-A-FL1, 1.41%, (SOFR 30-Day Average + 1.36%), 09/19/25 (b)	2,994	2,966
COMM Mortgage Trust
Series 2014-C-CR19, REMIC, 4.70%, 08/10/24 (b)	1,163	1,147
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (b)	2,047	2,018
Series 2016-C-DC2, REMIC, 4.67%, 02/12/26 (b)	1,340	1,313
Series 2018-A-HCLV, REMIC, 1.40%, (1 Month USD LIBOR + 1.00%), 09/15/33 (b)	3,070	3,009
Interest Only, Series 2013-XA-CR12, REMIC, 1.10%, 10/15/46 (b)	29,222	390
Interest Only, Series 2014-XA-CR17, REMIC, 0.96%, 05/10/47 (b)	27,230	430
Interest Only, Series 2015-XA-DC1, REMIC, 1.02%, 02/10/48 (b)	20,184	446
Interest Only, Series 2015-XA-CR26, REMIC, 0.92%, 10/10/48 (b)	26,817	702
Interest Only, Series 2016-XA-DC2, REMIC, 0.95%, 02/12/49 (b)	15,551	465
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	108	102
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	6,126	4,103
Credit Suisse Mortgage Capital Certificates
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (b)	7,000	6,905
Series 2021-A1-B33, REMIC, 3.05%, 10/12/43	977	941
Series 2021-A2-B33, REMIC, 3.17%, 10/12/43	3,482	3,343
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,003	1,660
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,731	1,603
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.56%, 06/17/52 (b)	8,963	775
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.82%, 01/17/25 (b)	17,954	324
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (b)	1,911	1,891
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (b)	699	666
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (b)	10,419	10,199
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (b)	2,373	2,367
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 2.56%, 09/25/58 (b)	20,051	18,286
CVP CLO Ltd
Series 2017-A-2A, 1.44%, (3 Month USD LIBOR + 1.19%), 01/21/31 (b) (e)	2,000	1,993
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,852
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.38%, 05/12/49 (b)	20,910	908
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (b)	4,600	4,259
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-1A3-AR1, REMIC, 1.12%, (1 Month USD LIBOR + 0.66%), 02/25/36 (b) (d)	9,983	9,951
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.49%, (1 Month USD LIBOR + 0.30%), 09/25/47 (b) (d)	11,718	10,792
DOLP Trust 2021-NYC
Series 2021-D-NYC, 3.70%, 05/10/41	1,000	883
Series 2021-E-NYC, 3.70%, 05/10/41	1,000	841
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.64%, (3 Month USD LIBOR + 1.40%), 01/15/31 (b)	1,000	990
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/15/31 (b)	2,500	2,473
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 03/25/37 (b) (d)	5,781	3,696
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,871	1,611
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,839
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (d)	10,500	9,931
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,429
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.69%, (1 Month USD LIBOR + 1.22%), 05/18/38 (b) (d)	3,500	3,461
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.44%, (3 Month USD LIBOR + 1.20%), 04/17/34 (b)	4,500	4,466
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,668	1,588
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	3,502	3,306
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (b)	1,845	1,600
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 3.13%, (1 Month USD LIBOR + 2.73%), 12/15/36 (b) (d)	3,908	3,740
Series 2019-F-WOLF, REMIC, 3.53%, (1 Month USD LIBOR + 3.13%), 12/15/36 (b) (d)	3,908	3,693
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (d)	4,212	1,990
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.22%, 10/10/25 (b)	21,987	760
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (b)	782	781
Series 2018-A-TWR, REMIC, 1.30%, (1 Month USD LIBOR + 0.90%), 07/15/31 (b)	436	429
Series 2018-D-TWR, REMIC, 2.00%, (1 Month USD LIBOR + 1.60%), 07/15/31 (b)	1,000	950
Series 2018-E-TWR, REMIC, 2.50%, (1 Month USD LIBOR + 2.10%), 07/15/31 (b)	1,000	952
Series 2018-F-TWR, REMIC, 3.20%, (1 Month USD LIBOR + 2.80%), 07/15/31 (b)	1,000	936
Series 2018-G-TWR, REMIC, 4.32%, (1 Month USD LIBOR + 3.92%), 07/15/31 (b)	1,000	916
Interest Only, Series 2014-XA-GC24, REMIC, 0.71%, 09/10/47 (b)	39,258	566
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (b)	32,820	795
Interest Only, Series 2016-XA-GS3, REMIC, 1.20%, 10/13/49 (b)	23,862	1,016
Interest Only, Series 2017-C-2, REMIC, 1.11%, 08/12/50 (b)	33,649	1,456
Interest Only, Series 2019-XA-GC38, REMIC, 0.96%, 02/12/52 (b)	43,409	2,304
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,694
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.36%, 03/10/28 (b)	2,000	1,966

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.67%, 02/14/53 (b)	48,826	1,980
GSR Mortgage Loan Trust
Series 2006-3A2-OA1, REMIC, 1.72%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (b)	12,564	2,890
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.44%, (3 Month USD LIBOR + 1.20%), 07/17/34 (b)	2,500	2,474
Halcyon Loan Advisors Funding Ltd
Series 2013-D-2A, 4.12%, (3 Month USD LIBOR + 3.80%), 08/01/25 (b)	824	729
Halsey Point CLO I Ltd
Series 2019-B1-1A, 2.45%, (3 Month USD LIBOR + 2.20%), 01/20/33 (b)	3,000	2,937
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	2,548	2,557
Home Partners of America Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,437	2,231
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,114	1,014
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,284	1,143
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (d)	7,966	7,969
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	4,815	4,487
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.55%, (1 Month USD LIBOR + 3.15%), 11/17/36 (b)	2,813	2,687
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 04/25/37 (b) (d)	2,225	1,630
Series 2007-A4-NC1, REMIC, 0.74%, (1 Month USD LIBOR + 0.28%), 04/25/37 (b) (d)	10,470	7,826
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 2.79%, 09/25/36 (b)	1,082	1,016
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	7,732	5,610
IXIS Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 1.06%, (1 Month USD LIBOR + 0.60%), 03/25/36 (b) (d)	4,632	2,809
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.76%, 01/06/23 (b)	1,187	1,177
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.36%, 07/07/23 (b)	2,666	2,625
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,395
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 0.68%, (1 Month USD LIBOR + 0.22%), 01/25/34 (b) (d)	5,284	4,756
Series 2006-A4-HE3, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 07/25/36 (b) (d)	1,975	1,791
Series 2006-A5-HE3, REMIC, 0.94%, (1 Month USD LIBOR + 0.48%), 11/25/36 (b) (d)	5,108	4,687
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.41%, (3 Month USD LIBOR + 1.15%), 04/25/30 (b) (e)	3,000	2,979
Series 2018-A2A-6RA, 2.04%, (3 Month USD LIBOR + 1.78%), 04/25/30 (b)	1,000	991
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 0.67%, (1 Month USD LIBOR + 0.21%), 12/25/36 (b) (d)	22,872	13,769
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.64%, 07/15/24 (b)	2,000	1,957
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (b)	2,065	1,596
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (b)	2,224	2,178
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (b)	1,469	1,467
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,844
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,278
Interest Only, Series 2016-XA-C2, REMIC, 1.55%, 06/17/49 (b)	20,260	867
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (b)	4,562	4,423
Interest Only, Series 2020-XA-COR7, REMIC, 1.65%, 05/15/53 (b)	39,048	3,664
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 1.82%, 03/26/37 (b)	1,439	1,469
Kingsland VIII Ltd
Series 2018-A-8A, 1.37%, (3 Month USD LIBOR + 1.12%), 04/21/31 (b)	2,000	1,982
KVK CLO Ltd
Series 2013-AR-1A, 1.14%, (3 Month USD LIBOR + 0.90%), 01/14/28 (b) (e)	421	421
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (d)	13,991	12,849
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 08/25/59 (d)	297	297
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (b) (d)	25,522	25,538
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (d)	6,460	6,368
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,727
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.90%, (1 Month USD LIBOR + 1.50%), 02/15/24 (b)	3,567	3,519
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 0.86%, 03/11/50 (b)	33,055	790
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.21%, (3 Month USD LIBOR + 2.95%), 10/21/30 (b)	1,500	1,468
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,740	2,242
MASTR Adjustable Rate Mortgages Trust
Series 2007-A1-R5, REMIC, 2.75%, 11/25/35 (b)	12,660	8,886
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,708	1,201
ME Funding LLC 2019-1
Series 2019-A2-1, 6.45%, 07/30/24	6,354	6,440
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 5.65%, (1 Month USD LIBOR + 5.25%), 11/16/26 (b)	4,422	4,322
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.19%, 10/25/47 (b)	10,931	4,460
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 0.79%, (1 Month USD LIBOR + 0.33%), 03/25/37 (b) (d)	30,746	12,453
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.76%, (1 Month USD LIBOR + 0.30%), 06/25/37 (b) (d)	17,691	5,796
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.21%, (SOFR 30-Day Average + 2.16%), 07/16/35 (b) (d)	875	874
MidOcean Credit CLO
Series 2018-A1-9A, 1.40%, (3 Month USD LIBOR + 1.15%), 07/21/31 (b) (e)	2,500	2,488

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,934
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24 (b)	1,500	1,480
Series 2015-C-C20, REMIC, 4.45%, 01/15/25 (b)	1,200	1,169
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (b)	2,320	2,304
Series 2016-C-C31, REMIC, 4.27%, 10/19/26 (b)	2,960	2,844
Interest Only, Series 2013-XA-C7, REMIC, 1.27%, 02/15/46 (b)	17,266	74
Interest Only, Series 2016-XA-C28, REMIC, 1.17%, 01/15/49 (b)	18,839	649
Interest Only, Series 2016-XA-C30, REMIC, 1.36%, 09/17/49 (b)	17,008	793
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (b)	3,847	3,814
Interest Only, Series 2019-XA-L3, REMIC, 0.64%, 11/18/52 (b)	70,854	2,905
Morgan Stanley Mortgage Loan Trust
Series 2006-A2C-WMC2, REMIC, 0.76%, (1 Month USD LIBOR + 0.30%), 07/25/36 (b) (d)	19,251	8,378
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (b)	1,078	651
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,143	620
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	2,228	2,131
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.48%, (3 Month USD LIBOR + 1.20%), 04/28/34 (b)	1,500	1,479
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	931
MRCD Mortgage Trust
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	3,819
Nassau Ltd
Series 2018-A-IA, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (b)	2,000	1,973
Natixis Commercial Mortgage Securities Trust
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,200
Series 2018-A-FL1, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 06/15/35 (b)	1,252	1,212
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (b)	5,300	5,075
Newtek Small Business Finance, LLC
Series 2018-1-A, 2.16%, (1 Month USD LIBOR + 1.70%), 11/25/24 (b)	2,375	2,350
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 2.00%, (1 Month USD LIBOR + 1.60%), 12/15/22 (b)	3,371	3,327
Series 2019-B-FL2, 2.30%, (1 Month USD LIBOR + 1.90%), 01/15/23 (b)	3,371	3,322
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.21%, 02/25/36 (b)	430	303
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 2.80%, 07/26/41 (b)	6,914	6,613
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,083
Ocean Trails CLO V
Series 2014-ARR-5A, 1.52%, (3 Month USD LIBOR + 1.28%), 10/14/31 (b) (e)	983	975
Ocean Trails CLO X
Series 2020-AR-10A, 1.46%, (3 Month USD LIBOR + 1.22%), 10/16/34 (b)	1,000	989
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/15/31 (b) (e)	2,000	1,980
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.66%, (3 Month USD LIBOR + 1.20%), 08/25/31 (b) (e)	2,500	2,481
PFP 2019-6, Ltd.
Series 2019-A-6, 1.48%, (1 Month USD LIBOR + 1.05%), 04/16/37 (b) (d)	453	449
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,273	3,938
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 3.15%, (1 Month USD LIBOR + 2.70%), 10/27/22 (b) (d)	878	848
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 3.09%, (1 Month USD LIBOR + 2.90%), 02/27/24 (b) (d)	2,925	2,921
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 3.46%, (1 Month USD LIBOR + 3.00%), 03/25/26 (b) (e)	2,000	1,963
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.90%, 09/25/47 (b)	6,518	6,290
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (d)	13,245	12,815
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (d)	385	374
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (d)	5,455	5,264
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,775	9,663
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,618
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	14,193
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, 2.53%, 10/19/26	5,100	4,424
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (b)	1,431	1,383
Series 2021-A1-6, 1.79%, 07/25/24 (d)	12,264	11,688
Series 2021-A1-9, 2.36%, 10/25/24 (b)	4,040	3,897
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (d)	4,247	4,026
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d) (e)	3,717	3,081
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 2.95%, 08/25/35 (b)	3,626	3,308
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.91%, (1 Month USD LIBOR + 0.45%), 01/25/37 (b)	2,870	1,221
Interest Only, Series 2007-1A6-B, REMIC, 5.59%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (b)	2,870	438
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,962	2,878
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.40%, 09/25/35 (b)	146	130
Series 2006-A21-QA1, REMIC, 4.35%, 01/25/36 (b)	4,686	3,757
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,749	1,633
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,906	1,761
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,807	1,996
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,951	4,524
Series 2007-1A1-A3, REMIC, 0.91%, (1 Month USD LIBOR + 0.45%), 04/25/37 (b)	5,355	2,299
Series 2007-1A2-A3, REMIC, 42.88%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (b)	698	1,407
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,818	11,128
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,885	892
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	208	195
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	599	543
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	924	854
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	5,114	4,751
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,165	1,028

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Rockford Tower CLO Ltd
Series 2018-A-1A, 1.58%, (3 Month USD LIBOR + 1.10%), 05/20/31 (b) (e)	3,000	2,977
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	8,008	7,212
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,933	2,866
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 1.27%, (3 Month USD LIBOR + 1.15%), 07/15/31 (b)	2,000	1,986
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	7,806	7,053
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 1.30%, (1 Month USD LIBOR + 0.90%), 10/15/37 (b)	2,295	2,278
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,062	2,625
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,062	2,494
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (b)	6,051	6,177
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	5,368	5,107
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	5,206	4,961
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,817
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (b)	4,623	3,938
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 1.46%, (3 Month USD LIBOR + 1.21%), 07/20/32 (b)	2,500	2,479
Sound Point CLO XXIII
Series 2019-AR-2A, 1.41%, (3 Month USD LIBOR + 1.17%), 07/17/34 (b)	2,000	1,974
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.39%, (3 Month USD LIBOR + 1.15%), 04/18/31 (b) (e)	3,000	2,971
Series 2018-A1A-21, 1.45%, (3 Month USD LIBOR + 1.18%), 10/27/31 (b) (e)	3,250	3,232
Sprite 2021-1 Ltd
Series 2021-A-1, 3.75%, 10/15/28 (e)	3,879	3,640
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (d)	26	25
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 2.54%, 04/25/37 (b)	592	367
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/23 (b)	5,537	5,142
Steele Creek CLO 2019-1, Ltd.
Series 2019-BR-1A, 2.04%, (3 Month USD LIBOR + 1.80%), 04/15/32 (b)	1,000	981
Steele Creek CLO Ltd
Series 2016-AR-1A, 1.95%, (3 Month USD LIBOR + 1.12%), 06/16/31 (b) (e)	2,000	1,975
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.54%, 11/25/35 (b)	4,046	3,479
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.62%, (1 Month USD LIBOR + 0.16%), 06/25/36 (b) (d)	5,725	4,218
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 0.77%, (1 Month USD LIBOR + 0.31%), 07/25/36 (b) (d)	20,500	7,294
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 09/25/36 (b) (d)	5,609	3,891
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,614	3,954
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,942	3,918
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 11/01/55	7,343	6,883
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,988	4,534
Series 2021-A23-1A, 2.54%, 08/25/31	3,990	3,469
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.29%, (3 Month USD LIBOR + 1.05%), 07/18/31 (b)	2,490	2,466
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.38%, (3 Month USD LIBOR + 1.14%), 01/15/31 (b)	1,000	993
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (d)	5,100	5,020
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.61%, (SOFR 30-Day Average + 1.56%), 03/15/24 (b)	3,766	3,754
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	3,520	3,585
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 1.64%, (1 Month USD LIBOR + 1.20%), 03/17/38 (b)	3,000	2,975
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.53%, 06/17/50 (b)	15,470	950
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	1,244	1,230
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	4,934
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,941
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,592	4,637
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (d)	4,153	3,974
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (b)	2,698	2,638
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 1.50%, (3 Month USD LIBOR + 1.25%), 10/20/31 (b)	1,184	1,173
Vibrant CLO Ltd
Series 2018-A1-10A, 1.45%, (3 Month USD LIBOR + 1.20%), 10/20/31 (b) (e)	3,000	2,970
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,714
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (d)	998	969
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (d)	7,123	6,953
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (d)	2,629	2,524
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (d)	6,246	6,237
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (d)	1,960	1,916
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.84%, (1 Month USD LIBOR + 0.38%), 04/25/36 (b) (d)	14,717	6,365
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,178	1,012
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,103	1,808
Series 2006-A4-7, REMIC, 4.15%, 09/25/36 (b) (d)	18,225	6,432
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,091	1,108
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 10/25/36 (b) (d)	59	28
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (b)	2,315	2,279
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.39%, (3 Month USD LIBOR + 1.15%), 01/17/31 (b)	3,250	3,226
Series 2018-A1-2A, 1.45%, (3 Month USD LIBOR + 1.20%), 10/20/31 (b)	2,000	1,981
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (b)	2,000	1,950
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,416	1,347

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,550	1,325
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	509	476
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.60%, 11/15/25 (b)	1,850	1,784
Series 2015-D-NXS4, REMIC, 3.18%, 11/18/25 (b)	2,031	1,893
Series 2016-C-C32, REMIC, 4.72%, 01/16/26 (b)	1,577	1,525
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,437
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (b)	1,937	1,695
Interest Only, Series 2015-XA-P2, REMIC, 0.96%, 12/15/48 (b)	19,239	565
Interest Only, Series 2015-XA-LC20, REMIC, 1.29%, 04/15/50 (b)	20,475	518
Interest Only, Series 2019-XA-C54, REMIC, 0.83%, 12/17/52 (b)	37,372	1,905
Interest Only, Series 2016-XA-C33, REMIC, 1.61%, 03/17/59 (b)	11,311	575
Interest Only, Series 2017-XA-RC1, REMIC, 1.47%, 01/16/60 (b)	18,819	1,078
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (b)	2,386	2,304
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.09%, 09/16/50 (b)	74,199	3,059
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.30%, 02/18/53 (b)	58,741	4,670
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.42%, 06/17/53 (b)	59,076	5,008
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.88%, 07/17/53 (b)	32,682	3,962
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	848	791
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.00%, 03/15/47 (b)	17,792	230
Interest Only, Series 2014-XA-C25, REMIC, 0.80%, 11/15/47 (b)	23,521	419
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (d) (e)	1,557	1,410
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,101,631)		1,029,746
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund, 0.01% (f) (g)	77,488	77,488
Total Short Term Investments (cost $77,488)		77,488
Total Investments 100.1% (cost $2,472,765)		2,341,066
Other Assets and Liabilities, Net (0.1)%		(2,695)
Total Net Assets 100.0%		2,338,371

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $89,435.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $41,121 and 1.8% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,233,832	—	1,233,832
Non-U.S. Government Agency Asset-Backed Securities	—	1,029,746	—	1,029,746
Short Term Investments	77,488	—	—	77,488
	77,488	2,263,578	—	2,341,066

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 44.6%
Mortgage-Backed Securities 15.7%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 10/01/51	11,949	11,824
2.00%, 12/01/36 - 02/01/52	11,137	10,380
4.00%, 05/01/38 - 05/01/48	4,520	4,662
3.50%, 08/01/47 - 03/01/52	4,528	4,578
2.50%, 07/01/50 - 01/01/52	13,071	12,526
2.00%, 03/01/51 (a)	3,783	3,521
2.00%, 04/01/52 (b)	300	279
Federal National Mortgage Association, Inc.
2.50%, 05/01/35 - 02/01/52	16,922	16,303
3.50%, 05/01/36 - 03/01/52	15,195	15,327
2.00%, 12/01/36 - 03/01/52	15,830	14,757
3.50%, 12/01/36 (a)	2,406	2,485
TBA, 1.50%, 04/15/37 - 05/15/52 (b)	7,300	6,588
TBA, 2.00%, 04/15/37 - 05/15/52 (b)	12,375	11,709
2.50%, 04/15/37 - 05/15/52 (b)	10,725	10,275
4.00%, 06/01/38 - 11/01/49	9,127	9,411
4.50%, 03/01/39 - 09/01/49	5,466	5,749
3.00%, 04/01/40 - 02/01/52	12,250	12,077
2.00%, 04/01/51 (a)	4,151	3,864
TBA, 3.00%, 04/15/52 (b)	300	294
Government National Mortgage Association
4.00%, 02/20/41 - 08/20/48	8,108	8,367
4.00%, 11/20/44 (a)	642	666
3.50%, 09/20/45 - 05/20/50	4,342	4,436
5.00%, 04/20/48	554	591
3.00%, 12/20/49 - 10/20/51	4,589	4,544
2.50%, 12/20/51	74	72
TBA, 2.00%, 04/15/52 - 05/15/52 (b)	12,750	12,111
TBA, 2.50%, 04/15/52 - 05/15/52 (b)	9,500	9,199
TBA, 3.00%, 04/15/52 - 05/15/52 (b)	4,025	3,972
TBA, 3.50%, 04/15/52 (b)	2,850	2,867
		203,434
U.S. Treasury Note 15.5%
Treasury, United States Department of
1.63%, 09/30/26	25,770	24,812
1.25%, 12/31/26 - 09/30/28	97,119	90,755
2.50%, 03/31/27	35,000	35,077
1.13%, 08/31/28	7,790	7,178
1.38%, 11/15/31	34,707	31,849
1.88%, 02/15/32	11,760	11,291
		200,962
U.S. Treasury Bond 10.7%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	33,301
1.75%, 08/15/41	7,868	6,814
2.00%, 11/15/41 (a)	7,700	6,960
3.63%, 02/15/44	2,020	2,346
3.13%, 08/15/44	6,470	6,984
3.00%, 11/15/44	1,900	2,012
2.88%, 08/15/45 - 05/15/49	6,094	6,390
2.00%, 08/15/51	48,507	43,694
1.88%, 11/15/51	24,188	21,187
2.25%, 02/15/52	9,000	8,619
		138,307
Sovereign 2.0%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (d)	405	391
1.70%, 03/02/31 (d)	130	119
3.88%, 04/16/50 (d)	710	743
Angola, Government of
9.50%, 11/12/25 (d)	220	240
8.25%, 05/09/28 (d)	125	127
9.38%, 05/08/48 (d)	20	20
Banque Centrale De Tunisie
5.75%, 01/30/25 (d)	10	7
Bermuda, Government of
3.72%, 01/25/27 (d)	215	218
3.38%, 08/20/50 (d)	60	53
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/27 (d)	555	277
7.75%, 09/01/23 (d)	350	178
7.38%, 09/25/32 (d)	65	27
7.25%, 03/15/33 (d)	200	84
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	435	410
3.00%, 01/15/34	90	82
3.30%, 03/11/41	85	77
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	177
Gabon, Government of
7.00%, 11/24/31 (d)	25	24
Ghana, Government of
8.13%, 01/18/26 (d)	35	29
7.75%, 04/07/29 (d)	200	144
10.75%, 10/14/30 (d)	80	84
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (d) (e)	115	49
Gobierno de la Provincia de Cordoba
5.00%, 12/10/25 (d) (e)	241	188
Gobierno de la Republica de Chile
2.75%, 01/31/27	200	195
2.45%, 01/31/31	285	266
4.00%, 01/31/52	200	195
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	85	74
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	10
5.38%, 04/24/32 (d)	240	250
6.13%, 06/01/50 (d)	45	47
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (e)	280	234
1.00%, 07/31/35 (d) (e)	150	98
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	209
2.74%, 01/29/33 (d)	200	176
5.40%, 03/30/50 (d)	50	50
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	127
4.50%, 04/22/29 (f)	70	74
3.25%, 04/16/30 (f)	135	130
2.66%, 05/24/31	100	91
3.50%, 02/12/34	125	118
6.05%, 01/11/40	145	165
5.75%, 10/12/10	210	214
Government of the Republic of Panama
3.16%, 01/23/30	90	88
2.25%, 09/29/32	220	195
3.87%, 07/23/60	225	197
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	200	167
Government of the Sultanate of Oman
5.38%, 03/08/27 (d)	225	231
5.63%, 01/17/28 (d)	370	381
6.00%, 08/01/29 (d)	50	52
6.25%, 01/25/31 (d) (f)	200	211
6.75%, 01/17/48 (d)	55	55
Jamaica, Government of
6.75%, 04/28/28	55	60
7.88%, 07/28/45	35	45
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (d)	200	199
Kenya, Government of
6.88%, 06/24/24 (d)	115	115
7.00%, 05/22/27 (d)	105	101
Koztarsasagi Elnoki Hivatal
2.13%, 09/22/31 (d)	200	181
Ministerio De Gobierno
5.00%, 06/01/27 (d) (e)	102	67

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Ministerul Finantelor Publice
4.38%, 08/22/23 (d)	45	46
3.00%, 02/27/27 (d)	98	95
3.00%, 02/14/31 (d)	135	124
3.63%, 03/27/32 (d)	98	93
4.00%, 02/14/51 (d)	50	43
Ministry of Defence State of Israel
3.38%, 01/15/50	135	128
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (d)	205	209
4.00%, 03/14/29 (d)	200	213
3.75%, 04/16/30 (d)	340	359
4.82%, 03/14/49 (d)	275	326
4.40%, 04/16/50 (d)	1,040	1,168
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (d)	95	85
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (g) (h) (i)	315	34
Morocco, Kingdom of
5.50%, 12/11/42 (d)	15	15
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	36
7.63%, 11/21/25 (d)	400	417
6.50%, 11/28/27 (d)	50	47
6.13%, 09/28/28 (d)	200	183
7.14%, 02/23/30 (d)	90	85
Pakistan, Government of
8.25%, 04/15/24 (d)	40	34
6.00%, 04/08/26 (d)	145	111
6.88%, 12/05/27 (d)	25	20
Panama Government International Bond
3.88%, 03/17/28	115	118
4.50%, 05/15/47	50	50
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (d)	200	197
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i) (j)	1,390	79
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	153
6.13%, 06/15/33 (d)	200	193
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	270
3.88%, 06/12/30	330	303
8.25%, 01/20/34	225	278
7.13%, 01/20/37	115	131
Presidencia De La Nacion
1.00%, 07/09/29	153	51
0.50%, 07/09/30 (e)	1,489	488
1.13%, 07/09/35 (e)	401	120
2.00%, 01/09/38 (e)	189	70
Presidencia de la República de Colombia
3.00%, 01/30/30 (f)	110	95
3.13%, 04/15/31	115	97
3.25%, 04/22/32	200	168
7.38%, 09/18/37	30	34
6.13%, 01/18/41	10	10
5.00%, 06/15/45 (f)	190	160
4.13%, 05/15/51 (f)	50	38
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (d)	155	127
6.38%, 01/18/27 (d)	15	7
7.65%, 06/15/35 (i)	20	9
7.63%, 02/01/41 (d)	20	9
7.12%, 01/20/50 (d)	40	18
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	95	101
5.95%, 01/25/27 (d)	240	246
6.00%, 07/19/28 (d)	75	76
5.30%, 01/21/41 (d)	95	83
6.40%, 06/05/49 (d)	190	178
5.88%, 01/30/60 (d)	80	68
Saudi Arabia, Government of
3.63%, 03/04/28 (d)	65	67
3.25%, 10/22/30 (d)	385	388
2.25%, 02/02/33 (d)	200	184
4.50%, 10/26/46 (d)	125	131
4.63%, 10/04/47 (d)	110	118
3.75%, 01/21/55 (d)	55	53
4.50%, 04/22/60 (d)	300	325
South Africa, Parliament of
4.85%, 09/30/29	50	49
The Arab Republic of Egypt
3.88%, 02/16/26 (d)	200	179
7.50%, 01/31/27 (d)	625	614
5.80%, 09/30/27 (d)	200	182
7.60%, 03/01/29 (d)	105	99
8.70%, 03/01/49 (d)	250	215
The Democratic Socialist Republic of Sri Lanka
6.20%, 05/11/27 (d)	35	17
7.85%, 03/14/29 (d)	90	43
7.55%, 03/28/30 (d)	55	26
The Government of Barbados
6.50%, 10/01/29 (d)	190	184
The Government of the Republic of Armenia
7.15%, 03/26/25 (d)	55	55
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	169
The Philippines, Government of
3.56%, 09/29/32	200	205
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	154
3.85%, 10/15/30 (f)	600	628
8.50%, 10/12/35 (d)	165	235
6.63%, 02/17/37 (d)	30	38
7.75%, 01/17/38 (d)	160	220
5.25%, 01/17/42 (d)	45	50
6.75%, 01/15/44 (d)	70	93
5.13%, 01/15/45 (d)	85	94
5.95%, 01/08/46 (d)	220	270
4.35%, 01/11/48	90	93
4.20%, 10/15/50	1,515	1,566
The Republic of Korea, Government of
1.00%, 09/16/30	200	175
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	130	118
The Republic of Uzbekistan
4.75%, 02/20/24 (d)	45	45
3.70%, 11/25/30 (d)	200	172
Turkey Government International Bond
5.13%, 02/17/28	110	97
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23	105	107
5.75%, 03/22/24 - 05/11/47	135	114
6.35%, 08/10/24	200	198
4.25%, 03/13/25 - 04/14/26	245	225
6.38%, 10/14/25	30	29
4.75%, 01/26/26	260	239
4.88%, 10/09/26 - 04/16/43	355	291
6.13%, 10/24/28	75	68
6.00%, 01/14/41	35	27
Ukraine Government International Bond
1.26%, 05/31/40 (d) (k)	75	24
		25,385
Municipal 0.5%
California, State of
7.63%, 03/01/40	1,390	2,046
Illinois, State of
5.10%, 06/01/33	2,535	2,696
6.63%, 02/01/35	310	348
7.35%, 07/01/35	610	709
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,203
		7,002
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	727	697
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	326	324

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2019-F-11, REMIC, 0.85%, (1 Month USD LIBOR + 0.40%), 01/20/49 (k)	227	228
Series 2019-NF-23, REMIC, 0.90%, (1 Month USD LIBOR + 0.45%), 02/20/49 (k)	125	126
Series 2019-FB-153, REMIC, 0.90%, (1 Month USD LIBOR + 0.45%), 12/20/49 (k)	545	549
		1,924
Total Government And Agency Obligations (cost $605,294)		577,014
CORPORATE BONDS AND NOTES 37.1%
Financials 13.6%
1MDB Global Investments Limited
4.40%, 03/09/23 (i)	1,000	975
Access Bank PLC
6.13%, 09/21/26 (d)	200	189
Acrisure, LLC
4.25%, 02/15/29 (d)	290	264
6.00%, 08/01/29 (d)	140	130
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	810
2.88%, 08/14/24	888	863
1.65%, 10/29/24	1,538	1,453
6.50%, 07/15/25	540	573
2.45%, 10/29/26	561	519
3.00%, 10/29/28	588	542
3.30%, 01/30/32	629	569
AIA Group Limited
3.38%, 04/07/30 (d)	1,055	1,049
3.20%, 09/16/40 (d)	538	477
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,466
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	24
6.75%, 10/15/27 (d)	680	672
5.88%, 11/01/29 (d)	115	111
Ally Financial Inc.
4.70%, (100, 05/15/26) (l)	700	657
3.05%, 06/05/23	1,441	1,447
1.45%, 10/02/23	349	341
5.13%, 09/30/24	304	318
5.80%, 05/01/25	741	787
5.75%, 11/20/25	670	705
8.00%, 11/01/31	1,114	1,397
American International Group, Inc.
2.50%, 06/30/25	2,200	2,153
3.90%, 04/01/26	2,000	2,051
4.20%, 04/01/28	775	806
3.40%, 06/30/30	2,200	2,193
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	55	53
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,895
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	69
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	850	845
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (l)	120	116
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (l)	75	73
6.88%, (100, 07/06/22) (d) (l)	140	140
7.63%, (100, 01/10/28) (d) (l)	50	49
Bank of America Corporation
4.20%, 08/26/24	100	102
4.18%, 11/25/27	3,725	3,798
2.30%, 07/21/32	1,360	1,210
2.97%, 02/04/33	3,100	2,908
Barclays PLC
2.85%, 05/07/26 (m)	1,270	1,233
5.09%, 06/20/30 (m)	2,500	2,591
Bayer US Finance II LLC
3.88%, 12/15/23 (d)	1,900	1,923
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	40	40
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	65	66
5.13%, 01/18/33 (d)	50	47
Biz Finance PLC
9.63%, 04/27/22 (d)	25	7
Blackstone Private Credit Fund
4.70%, 03/24/25 (d)	1,773	1,784
BNP Paribas
3.38%, 01/09/25 (d) (m)	975	969
2.22%, 06/09/26 (d) (m)	1,123	1,065
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	50	47
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,167
2.64%, 03/03/26	644	630
3.65%, 05/11/27	2,113	2,117
3.27%, 03/01/30	2,123	2,049
CIT Group Inc.
3.93%, 06/19/24	185	187
Citigroup Inc.
4.60%, 03/09/26	309	320
3.40%, 05/01/26	2,425	2,443
4.30%, 11/20/26	200	205
2.67%, 01/29/31	2,300	2,126
4.41%, 03/31/31	1,522	1,585
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	73
Coinbase Global, Inc.
3.38%, 10/01/28 (d) (f)	235	208
3.63%, 10/01/31 (d) (f)	235	202
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (m)	384	367
Cordial Compania Financiera S.A
3.50%, 04/04/25 (d)	294	294
3.65%, 04/05/27 (d)	420	419
3.85%, 04/05/29 (d)	412	411
3.90%, 04/05/32 (d)	490	489
4.35%, 04/05/42 (d)	111	111
4.40%, 04/05/52 (d)	330	332
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,099
Credit Suisse Group AG
6.50%, 08/08/23 (d) (m)	400	410
4.21%, 06/12/24 (d)	1,000	1,009
2.59%, 09/11/25 (d) (m)	1,546	1,491
4.28%, 01/09/28 (d) (m)	2,059	2,052
3.87%, 01/12/29 (d) (m)	303	295
4.19%, 04/01/31 (d) (m)	1,376	1,356
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (m)	699	707
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,980
3.73%, 01/14/32 (m)	2,500	2,218
Discover Bank
4.68%, 08/09/28	2,000	2,029
Discover Financial Services
4.50%, 01/30/26	2,000	2,058
EG Global Finance PLC
6.75%, 02/07/25 (d)	141	140
8.50%, 10/30/25 (d)	234	240
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,463	1,389
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,982
4.69%, 06/09/25	160	161
5.13%, 06/16/25	120	123
2.70%, 08/10/26	200	186
4.27%, 01/09/27	80	79
4.95%, 05/28/27	1,700	1,728
4.13%, 08/17/27	165	161
5.11%, 05/03/29	355	358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Hightower Holdings LLC
6.75%, 04/15/29 (d)	290	285
HSBC Holdings PLC
4.95%, 03/31/30 (m)	205	219
HUB International Limited
7.00%, 05/01/26 (d)	85	86
5.63%, 12/01/29 (d)	80	78
Icahn Enterprises L.P.
4.75%, 09/15/24	185	186
6.25%, 05/15/26	2,085	2,140
5.25%, 05/15/27	390	383
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (d)	3,028	3,117
4.20%, 06/01/32 (d)	200	177
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (d) (l)	155	155
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	47
JBS Finance Luxembourg S.a r.l.
2.50%, 01/15/27 (d)	1,190	1,109
3.63%, 01/15/32 (d)	210	193
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,095
3.51%, 01/23/29	1,850	1,845
4.49%, 03/24/31	4,900	5,201
2.96%, 05/13/31	677	635
JSC Bank of Georgia
6.00%, 07/26/23 (d)	200	199
Lamar Funding Limited
3.96%, 05/07/25 (d)	145	142
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,268
MDGH - GMTN B.V
2.88%, 11/07/29 (d)	200	193
Moody's Corporation
3.75%, 03/24/25	728	741
Morgan Stanley
3.88%, 04/29/24	1,150	1,172
4.00%, 07/23/25	150	154
5.00%, 11/24/25	3,000	3,164
3.63%, 01/20/27	150	151
4.43%, 01/23/30	1,000	1,045
3.62%, 04/01/31	4,344	4,327
MSCI Inc.
3.25%, 08/15/33 (d)	75	68
NatWest Group PLC
3.07%, 05/22/28 (m)	712	683
NatWest Markets PLC
2.38%, 05/21/23 (d)	1,333	1,327
5.13%, 05/28/24	1,500	1,539
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (d) (l)	200	187
4.50%, (100, 08/27/25) (d) (l)	100	98
Nielsen Finance LLC
5.63%, 10/01/28 (d)	185	186
5.88%, 10/01/30 (d)	180	180
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (d) (g) (h)	570	150
Onemain Finance Corporation
3.50%, 01/15/27	180	167
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	85	86
5.00%, 10/19/25 (d)	50	53
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	193
Petrobras International Finance Co
6.88%, 01/20/40	125	129
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	1,040
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	1,149
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	41
Regions Bank
6.45%, 06/26/37	500	618
Ryan Specialty Group, LLC
4.38%, 02/01/30 (d)	135	128
SABIC Capital II B.V.
4.00%, 10/10/23 (d)	200	204
Sasol Financing USA LLC
5.88%, 03/27/24	130	132
Shriram Transport Finance Company Limited
4.15%, 07/18/25 (d)	200	191
Societe Generale
1.04%, 06/18/25 (d) (m)	2,800	2,639
1.49%, 12/14/26 (d)	1,483	1,347
Springleaf Finance Corporation
6.88%, 03/15/25	540	568
7.13%, 03/15/26	300	321
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (d)	1,275	1,301
Synchrony Financial
4.38%, 03/19/24	1,480	1,506
5.15%, 03/19/29	2,759	2,899
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,910
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (d) (l)	200	23
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	707
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	5,000	5,119
3.80%, 03/15/30	2,570	2,590
2.38%, 07/21/32	1,355	1,204
3.10%, 02/24/33	2,200	2,076
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (m)	2,035	2,037
3.88%, 09/12/23	1,479	1,492
4.52%, 06/25/24 (m)	1,975	2,004
4.27%, 03/22/25 (m)	1,225	1,237
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	442
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (d)	25	25
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (g) (h) (i)	300	179
UBS Group AG
1.49%, 08/10/27 (d) (m)	836	760
Unum Group
4.00%, 06/15/29	1,500	1,530
5.75%, 08/15/42	1,500	1,600
Usiminas International S.A R.L.
5.88%, 07/18/26 (d)	125	128
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	481
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	160	151
Wells Fargo & Company
2.41%, 10/30/25	650	637
3.53%, 03/24/28	1,223	1,221
4.48%, 04/04/31	4,110	4,349
5.01%, 04/04/51	3,036	3,596
Westpac Banking Corporation
4.11%, 07/24/34 (m)	558	550
Ziggo B.V.
4.88%, 01/15/30 (d)	100	94
		175,336
Energy 5.3%
Apache Corporation
5.10%, 09/01/40	85	86
7.38%, 08/15/47	30	34
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	160
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	200	186
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,080
2.65%, 01/15/32	1,400	1,266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
6.75%, 11/15/39	278	344
5.40%, 06/15/47	149	167
3.75%, 02/15/52	140	126
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	215	236
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	100	97
3.25%, 01/31/32 (d)	95	87
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	35
6.38%, 06/15/26 (d)	295	297
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	37
CNX Resources Corporation
6.00%, 01/15/29 (d)	45	46
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	50	52
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	118
5.88%, 01/15/30 (d)	60	59
Continental Resources, Inc.
4.50%, 04/15/23	876	888
5.75%, 01/15/31 (d)	280	306
Covey Park Energy LLC
7.50%, 05/15/25 (d)	102	104
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	348	345
6.00%, 02/01/29 (d)	100	100
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	35
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	194
5.75%, 02/15/28 (d) (f)	285	270
DCP Midstream Operating, LP
5.38%, 07/15/25	400	413
5.63%, 07/15/27	230	241
Delek Group Ltd.
7.49%, 12/30/23	170	173
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	65	64
Devon Energy Corporation
5.25%, 10/15/27	62	64
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	96
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	200	191
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (d)	45	47
5.75%, 01/30/28 (d)	160	165
Energean Israel Finance Ltd
4.88%, 03/30/26 (i)	130	125
Energean PLC
6.50%, 04/30/27 (d)	200	191
Energy Transfer LP
4.20%, 09/15/23	1,775	1,798
5.50%, 06/01/27	1,400	1,500
5.25%, 04/15/29	1,125	1,206
3.75%, 05/15/30	327	322
5.30%, 04/15/47	700	721
6.00%, 06/15/48	490	544
5.00%, 05/15/50	731	741
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	200	138
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	199
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	186
EQM Midstream Partners, LP
4.75%, 07/15/23	1,095	1,103
6.50%, 07/01/27 (d)	115	120
4.50%, 01/15/29 (d)	100	94
EQT Corporation
3.90%, 10/01/27	165	165
5.00%, 01/15/29	65	67
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	80	74
2.63%, 03/31/36 (d)	240	215
Genesis Energy, L.P.
8.00%, 01/15/27	145	149
Geopark Limited
6.50%, 09/21/24 (d)	105	107
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	192	176
Halliburton Company
3.80%, 11/15/25	5	5
Hess Corporation
4.30%, 04/01/27	820	842
7.13%, 03/15/33	851	1,049
5.60%, 02/15/41	830	934
5.80%, 04/01/47 (f)	601	714
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	354
4.25%, 02/15/30 (d)	60	57
Holly Energy Partners, L.P.
5.00%, 02/01/28 (d)	230	218
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (d)	60	59
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	203
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	101
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (d)	35	31
Kosmos Energy Ltd.
7.13%, 04/04/26 (d) (f)	345	339
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	84
Leviathan Bond Ltd
5.75%, 06/30/23 (i)	80	81
6.13%, 06/30/25 (i)	105	107
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	140	129
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	25
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	230	231
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	521
Mesquite Energy, Inc.
15.00%, 07/15/23 (i) (m) (n) (o)	52	247
15.00%, 07/15/23 (i) (m) (n) (o)	30	158
MPLX LP
4.80%, 02/15/29	500	532
4.50%, 04/15/38	675	690
4.70%, 04/15/48	325	329
Murphy Oil Corporation
5.88%, 12/01/27	220	224
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	347
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	216
Occidental Petroleum Corporation
5.55%, 03/15/26	595	632
3.20%, 08/15/26	90	89
3.50%, 08/15/29	458	451
8.88%, 07/15/30	125	161
7.50%, 05/01/31	1,380	1,686
7.88%, 09/15/31	35	44
6.45%, 09/15/36	1,450	1,704
4.30%, 08/15/39	101	95
6.20%, 03/15/40	60	67
6.60%, 03/15/46	1,375	1,628
4.40%, 04/15/46 - 08/15/49	305	289
4.10%, 02/15/47	240	222
4.20%, 03/15/48	115	108
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	130	123
PBF Holding Company LLC
9.25%, 05/15/25 (d) (f)	585	605

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
6.00%, 02/15/28	170	137
PDC Energy, Inc.
5.75%, 05/15/26	50	51
PDV America, Inc.
9.25%, 08/01/24 (d) (f)	90	91
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	367
Petrobras Global Finance B.V.
6.75%, 06/03/50	90	88
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (g) (h) (i) (j)	8,990	342
Petróleos Mexicanos
3.50%, 01/30/23	415	415
4.88%, 01/18/24 (f)	250	255
6.88%, 10/16/25	60	63
6.49%, 01/23/27	395	401
6.50%, 03/13/27 - 06/02/41	90	84
6.84%, 01/23/30	435	433
5.95%, 01/28/31 (f)	2,170	2,004
6.70%, 02/16/32	130	124
6.38%, 01/23/45	60	48
6.75%, 09/21/47	8,670	7,037
6.35%, 02/12/48	4,400	3,466
7.69%, 01/23/50	741	648
6.95%, 01/28/60	30	24
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	51
Phillips 66
3.70%, 04/06/23	67	68
3.85%, 04/09/25	87	89
Pioneer Natural Resources Company
0.25%, 05/15/25 (m)	203	482
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	807
4.50%, 12/15/26	1,450	1,488
3.55%, 12/15/29	188	182
PT Adaro Indonesia
4.25%, 10/31/24 (d) (f)	165	163
Qatar Petroleum
1.38%, 09/12/26 (d)	325	303
2.25%, 07/12/31 (d)	240	222
3.30%, 07/12/51 (d)	200	185
Range Resources Corporation
4.88%, 05/15/25	155	157
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	200	188
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,311
Sanchez Energy Corporation
0.00%, 02/15/23 (d) (g) (h)	269	3
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	350	332
3.50%, 04/16/29 (d)	465	469
4.25%, 04/16/39 (d)	230	236
4.38%, 04/16/49 (d)	40	41
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	47
SM Energy Company
5.63%, 06/01/25	25	25
6.75%, 09/15/26	110	113
6.63%, 01/15/27	215	221
Southwestern Energy Company
4.75%, 02/01/32	95	95
Suek Securities Designated Activity Company
3.38%, 09/15/26 (d)	200	30
Sunnova Energy Corporation
5.88%, 09/01/26 (d) (f)	65	62
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	507
5.40%, 10/01/47	200	208
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	96
4.50%, 05/15/29	235	222
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (d)	500	527
6.00%, 12/31/30 (d)	195	189
Targa Resource Corporation
6.50%, 07/15/27	400	421
Targa Resources Corp.
5.50%, 03/01/30	50	52
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	102
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	113
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (d)	190	200
7.50%, 10/25/27 (d)	110	116
8.38%, 11/07/28 (d)	40	44
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,292
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	154
3.95%, 05/15/50	509	497
Transocean Inc
11.50%, 01/30/27 (d)	185	192
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	370	367
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	33
10.25%, 05/15/26 (d)	240	243
Valero Energy Corporation
2.85%, 04/15/25	34	34
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	210	203
4.13%, 08/15/31 (d)	110	108
Western Midstream Operating, LP
3.95%, 06/01/25	1,274	1,277
4.55%, 02/01/30 (e) (p)	1,580	1,581
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,292
YPF Sociedad Anonima
8.75%, 04/04/24 (d)	275	262
8.50%, 03/23/25 (d)	183	169
		68,835
Communication Services 3.7%
Acuris Finance
5.00%, 05/01/28 (d)	100	92
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	455	432
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	180
5.75%, 08/15/29 (d)	220	200
Altice France Holding S.A.
8.13%, 02/01/27 (d)	1,180	1,216
5.13%, 01/15/29 (d)	270	242
Altice France S.A.
6.00%, 02/15/28 (d)	725	625
AT&T Inc.
4.35%, 03/01/29	450	476
4.30%, 02/15/30	415	438
2.55%, 12/01/33	238	212
4.90%, 08/15/37	400	435
5.45%, 03/01/47	500	597
3.80%, 12/01/57	1,400	1,278
Axian Telecom
7.38%, 02/16/27 (d)	200	197
B2W Digital Lux S.a r.l.
4.38%, 12/20/30 (d)	200	172
Baidu, Inc.
1.72%, 04/09/26	240	221
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (d)	130	134
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	1,295	1,285
Cable Onda, S.A.
4.50%, 01/30/30 (d)	200	194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	42
5.63%, 09/15/28 (d)	35	32
CCO Holdings, LLC
5.13%, 05/01/27 (d)	285	286
5.00%, 02/01/28 (d)	645	639
4.75%, 03/01/30 (d)	180	173
4.50%, 08/15/30 (d)	110	103
4.50%, 05/01/32	225	206
4.50%, 06/01/33 (d)	190	171
CenturyLink, Inc.
5.63%, 04/01/25	405	408
5.13%, 12/15/26 (d)	500	476
6.88%, 01/15/28	10	10
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,174
4.91%, 07/23/25	1,700	1,761
4.40%, 04/01/33	487	486
5.38%, 05/01/47	1,000	1,021
5.25%, 04/01/53	1,787	1,808
5.50%, 04/01/63	487	490
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (d)	45	41
Comcast Corporation
4.25%, 10/15/30	1,075	1,144
Commscope, Inc.
7.13%, 07/01/28 (d) (f)	150	135
4.75%, 09/01/29 (d)	145	134
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	55	47
CSC Holdings, LLC
5.50%, 04/15/27 (d)	200	198
5.75%, 01/15/30 (d)	585	521
4.13%, 12/01/30 (d)	190	167
4.50%, 11/15/31 (d)	150	134
CT Trust
5.13%, 02/03/32 (d)	200	200
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	460	176
Digicel Group Limited
6.75%, 03/01/23 (d)	50	47
DISH DBS Corporation
7.75%, 07/01/26	500	496
Dish Network Corporation
2.38%, 03/15/24 (m)	205	192
3.38%, 08/15/26 (m)	697	632
Fox Corporation
4.03%, 01/25/24	650	664
4.71%, 01/25/29	550	587
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	11
6.00%, 01/15/30 (d) (f)	115	107
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	585	582
5.00%, 05/01/28 (d)	140	135
6.75%, 05/01/29 (d)	100	96
Gray Television, Inc.
4.75%, 10/15/30 (d)	90	84
GTH Finance B.V.
7.25%, 04/26/23 (d)	95	61
IHS Holding Limited
5.63%, 11/29/26 (d)	200	190
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (d)	340	339
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (d)	400	382
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	179
3.63%, 01/15/29 (d)	35	31
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	193
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (m)	53	69
Lumen Technologies Inc.
5.38%, 06/15/29 (d)	135	120
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	42
3.63%, 10/01/31 (d) (f)	140	126
Millicom International Cellular SA
5.13%, 01/15/28 (d)	135	135
4.50%, 04/27/31 (d)	200	186
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	60	60
6.50%, 10/13/26 (d)	70	74
Network I2I Limited
3.98%, (100, 03/03/26) (d) (l)	50	46
5.65%, (100, 01/15/25) (d) (l)	80	80
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	62
6.00%, 02/15/28 (d) (f)	35	31
10.75%, 06/01/28 (d)	280	292
Ooredoo International Finance Limited
2.63%, 04/08/31 (d)	200	187
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	232
6.50%, 09/15/28 (d)	290	274
Roblox Corporation
3.88%, 05/01/30 (d)	230	215
Rogers Communications Inc.
3.20%, 03/15/27 (d)	626	616
3.80%, 03/15/32 (d)	546	542
Sable International Finance Limited
5.75%, 09/07/27 (d)	120	120
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	400
4.13%, 07/01/30 (d)	55	52
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	457
5.50%, 09/01/41	2,000	2,077
Sprint Corporation
6.88%, 11/15/28	665	770
8.75%, 03/15/32	655	882
TEGNA Inc.
4.75%, 03/15/26 (d)	200	200
Telecom Italia S.p.A.
5.30%, 05/30/24 (d)	130	131
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	55	56
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	46
3.98%, 04/11/29 (d)	40	40
2.39%, 06/03/30 (d)	65	58
2.88%, 04/22/31 (d) (f)	200	183
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	124
The Walt Disney Company
3.80%, 03/22/30	1,450	1,510
4.70%, 03/23/50	1,045	1,212
T-Mobile US, Inc.
2.63%, 04/15/26	195	187
3.75%, 04/15/27	870	877
4.75%, 02/01/28	65	66
3.38%, 04/15/29	100	95
3.88%, 04/15/30	335	336
4.38%, 04/15/40	40	40
4.50%, 04/15/50	40	41
Univision Communications Inc.
9.50%, 05/01/25 (d)	35	37
6.63%, 06/01/27 (d)	515	540
4.50%, 05/01/29 (d)	120	114
Verizon Communications Inc.
3.00%, 03/22/27	184	182
2.10%, 03/22/28	914	854
2.55%, 03/21/31	846	786
4.86%, 08/21/46	580	667
5.01%, 04/15/49	138	163
2.99%, 10/30/56	2,128	1,761

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	203
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	205
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	216
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	147	139
4.38%, 04/15/29 (d)	120	110
VTR Finance B.V.
6.38%, 07/15/28 (d)	70	68
Windstream Escrow, LLC
7.75%, 08/15/28 (d)	410	417
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	87
6.13%, 03/01/28 (d)	90	81
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	507
		48,303
Consumer Staples 2.5%
Adecoagro S.A.
6.00%, 09/21/27 (d)	150	151
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	3,401
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,060
4.90%, 02/01/46	1,025	1,139
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,151
4.75%, 01/23/29	1,750	1,897
3.50%, 06/01/30	500	508
4.35%, 06/01/40	500	521
4.60%, 04/15/48 - 06/01/60	2,750	2,931
4.50%, 06/01/50	500	537
5.80%, 01/23/59	1,000	1,256
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	54
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,580
Bellring Brands, Inc.
7.00%, 03/15/30 (d)	90	92
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	213
Camposol SA
6.00%, 02/03/27 (d)	50	47
Central American Bottling Corporation
5.25%, 04/27/29 (d)	70	70
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	225
Cosan Overseas Limited
8.25%, (100, 05/05/22) (i) (l)	290	291
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	175
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	200	190
JBS USA Finance, Inc.
6.75%, 02/15/28 (d)	155	163
JBS USA Food Company
6.50%, 04/15/29 (d)	635	673
5.50%, 01/15/30 (d)	1,080	1,101
3.00%, 05/15/32 (d)	3,080	2,753
Kraft Heinz Foods Company
5.00%, 07/15/35	148	158
4.38%, 06/01/46	25	25
4.88%, 10/01/49	95	100
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	53
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	200	192
NBM US Holdings Inc
6.63%, 08/06/29 (d)	230	242
Performance Food Group, Inc.
6.88%, 05/01/25 (d)	210	217
5.50%, 10/15/27 (d)	180	179
4.25%, 08/01/29 (d)	50	46
Pilgrim's Pride Corporation
4.25%, 04/15/31 (d)	195	180
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	69
5.50%, 12/15/29 (d)	246	237
4.63%, 04/15/30 (d)	95	86
Reynolds American Inc.
4.45%, 06/12/25	325	332
5.85%, 08/15/45	1,000	1,026
Safeway Inc.
4.63%, 01/15/27 (d)	40	39
3.50%, 03/15/29 (d)	140	126
4.88%, 02/15/30 (d)	330	320
Sysco Corporation
5.95%, 04/01/30 (p)	332	386
6.60%, 04/01/50 (p)	500	670
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	188
The Coca-Cola Company
3.38%, 03/25/27	893	914
Treehouse Foods, Inc.
4.00%, 09/01/28 (f)	145	121
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	245	209
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	96
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	124
4.63%, 06/01/30 (d)	45	42
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	97
		31,666
Real Estate 2.5%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	440
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,248
4.55%, 10/01/29	189	197
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,028
CBRE Services, Inc.
2.50%, 04/01/31	819	740
CoreCivic, Inc.
4.63%, 05/01/23	300	301
Corporate Office Properties Trust
2.25%, 03/15/26	257	246
2.75%, 04/15/31	187	168
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	104
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	226
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	114
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	200
3.10%, 02/15/30	193	184
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,625
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	613	626
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	133
Kilroy Realty, L.P.
4.75%, 12/15/28	925	972
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	85
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	206
4.63%, 06/15/25 (d)	55	56
4.50%, 09/01/26	365	367
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	920

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.50%, 04/01/27	5,000	5,102
3.63%, 10/01/29	852	805
3.38%, 02/01/31	1,426	1,302
3.25%, 04/15/33	808	705
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	184
Realogy Group LLC
5.25%, 04/15/30 (d)	185	170
Realty Income Corporation
3.40%, 01/15/28	238	238
2.20%, 06/15/28	133	123
3.25%, 01/15/31	156	153
2.85%, 12/15/32	164	155
Retail Properties of America, Inc.
4.75%, 09/15/30	58	60
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,206
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	161
5.50%, 12/15/27	80	77
4.38%, 02/15/30	170	141
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	202
Store Capital Corporation
2.75%, 11/18/30	329	298
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	211
2.70%, 07/15/31	617	557
Tanger Properties Limited Partnership
2.75%, 09/01/31	1,630	1,421
The GEO Group, Inc.
5.88%, 10/15/24	40	35
6.00%, 04/15/26	185	141
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	183
Uniti Group Inc.
7.88%, 02/15/25 (d)	1,325	1,377
4.75%, 04/15/28 (d)	85	80
6.00%, 01/15/30 (d)	260	234
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,056
4.75%, 11/15/30	1,439	1,543
VICI Properties Inc.
3.50%, 02/15/25 (d)	5	5
4.25%, 12/01/26 (d)	120	120
4.63%, 12/01/29 (d)	150	149
Vornado Realty L.P.
2.15%, 06/01/26	271	254
		31,634
Consumer Discretionary 2.3%
Adtalem Global Education Inc.
5.50%, 03/01/28 (d)	295	285
Affinity Gaming
6.88%, 12/15/27 (d)	35	34
Alibaba Group Holding Limited
2.13%, 02/09/31 (f)	65	56
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	134
5.00%, 02/01/28 (d) (f)	365	354
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (d)	60	56
5.00%, 02/15/32 (d)	65	60
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	48
At Home Group, Inc.
4.88%, 07/15/28 (d)	50	45
AutoNation, Inc.
4.75%, 06/01/30 (p)	117	122
AutoZone, Inc.
3.63%, 04/15/25	164	166
4.00%, 04/15/30	762	782
1.65%, 01/15/31	1,000	852
Azul Investments LLP
5.88%, 10/26/24 (d)	170	150
7.25%, 06/15/26 (d) (f)	200	169
Booking Holdings Inc.
0.75%, 05/01/25 (m)	62	91
Boyd Gaming Corporation
4.75%, 12/01/27	185	184
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	110	103
Callaway Golf Company
2.75%, 05/01/26 (m)	51	78
Carnival Corporation
10.50%, 02/01/26 (d)	320	356
7.63%, 03/01/26 (d)	125	126
4.00%, 08/01/28 (d)	135	126
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (d)	90	74
Carvana Co.
5.88%, 10/01/28 (d) (f)	85	76
Century Communities, Inc.
3.88%, 08/15/29 (d) (p)	110	99
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (g) (h) (n)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d)	95	80
Dana Corporation
4.50%, 02/15/32	95	85
Discovery Communications, LLC
3.63%, 05/15/30	539	524
4.65%, 05/15/50	1,453	1,427
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	335	346
8.13%, 07/01/27 (d)	305	327
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	138
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	205	194
6.75%, 01/15/30 (d)	120	110
Foot Locker, Inc.
4.00%, 10/01/29 (d)	50	44
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	442
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	175
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	312
Hasbro, Inc.
3.00%, 11/19/24 (p)	610	608
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	95
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (d)	55	56
JD.com, Inc.
3.38%, 01/14/30 (f)	145	137
Kontoor Brands, Inc.
4.13%, 11/15/29 (d)	30	28
L Brands, Inc.
7.50%, 06/15/29	115	125
6.63%, 10/01/30 (d)	320	336
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	245	229
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	38
Levi Strauss & Co.
3.50%, 03/01/31 (d)	100	92
Life Time, Inc.
5.75%, 01/15/26 (d)	100	100
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	90
4.50%, 04/15/30	549	587
3.75%, 04/01/32	1,974	1,997
4.25%, 04/01/52	1,117	1,156
4.45%, 04/01/62	1,267	1,313
Magallanes, Inc.
3.43%, 03/15/24 (d)	540	543
3.64%, 03/15/25 (d)	296	297
3.76%, 03/15/27 (d)	579	578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.05%, 03/15/29 (d)	201	202
4.28%, 03/15/32 (d)	266	267
5.05%, 03/15/42 (d)	314	320
5.14%, 03/15/52 (d)	1,548	1,585
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	92
7.88%, 05/01/29 (d)	180	153
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (d)	27	28
4.50%, 06/15/29 (d)	90	85
Mattel, Inc.
5.88%, 12/15/27 (d)	50	52
5.45%, 11/01/41	15	16
McDonald's Corporation
3.50%, 07/01/27	243	247
MCE Finance Limited
5.75%, 07/21/28 (d)	110	97
5.38%, 12/04/29 (d)	95	81
Meituan
2.13%, 10/28/25 (d) (f)	200	177
3.05%, 10/28/30 (d) (f)	200	161
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	130
NagaCorp Ltd.
7.95%, 07/06/24 (i)	200	173
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (d)	180	175
NCL Finance, Ltd.
6.13%, 03/15/28 (d) (f)	40	37
Newell Brands Inc.
5.88%, 04/01/36 (e) (p)	25	26
Party City Holdings Inc.
8.75%, 02/15/26 (d)	45	43
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	86
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (d)	55	61
Prosus N.V.
3.68%, 01/21/30 (d)	45	40
4.19%, 01/19/32 (d)	200	175
Real Hero Merger
6.25%, 02/01/29 (d)	30	27
Rent-A-Center, Inc.
6.38%, 02/15/29 (d) (f)	30	27
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d)	60	62
4.38%, 01/15/28 (d)	170	164
4.00%, 10/15/30 (d)	300	270
Ritchie Bros. Holdings Inc.
4.75%, 12/15/31 (d)	40	39
Rivian Holdings LLC
6.12%, (3 Month USD LIBOR + 6.00%), 10/15/26 (d) (k)	505	493
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	40	43
9.13%, 06/15/23 (d)	60	63
11.50%, 06/01/25 (d)	170	187
5.50%, 08/31/26 (d)	230	223
5.38%, 07/15/27 (d)	85	81
Sotheby's, Inc.
7.38%, 10/15/27 (d)	495	508
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	76
6.13%, 07/01/29 (d) (f)	45	42
6.00%, 12/01/29 (d)	65	60
Station Casinos LLC
4.50%, 02/15/28 (d)	430	408
Studio City Company Limited
7.00%, 02/15/27 (d)	85	81
Tempur Sealy International, Inc.
3.88%, 10/15/31 (d)	95	81
The Gap, Inc.
3.88%, 10/01/31 (d)	95	83
Thor Industries, Inc.
4.00%, 10/15/29 (d)	120	106
TopBuild Corp.
4.13%, 02/15/32 (d)	195	177
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,118
Tupy Overseas S.A.
4.50%, 02/16/31 (d)	200	176
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (d) (f) (m)	58	56
Victoria's Secret & Co.
4.63%, 07/15/29 (d)	65	59
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	161
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (d)	898	900
3.13%, 05/12/23 (d)	782	786
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	155
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	240
5.25%, 05/15/27 (d) (f)	160	155
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (d)	155	161
Yum! Brands, Inc.
4.63%, 01/31/32	195	188
		29,200
Industrials 1.9%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	425
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	182
5.13%, 08/11/61 (d)	200	182
Air Lease Corporation
3.38%, 07/01/25	961	948
3.75%, 06/01/26	3,475	3,451
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	87	82
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	45
APX Group, Inc.
6.75%, 02/15/27 (d)	210	215
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	57
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (d)	35	32
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	110	106
Artera Services, LLC
9.03%, 12/04/25 (d)	120	120
ASGN Incorporated
4.63%, 05/15/28 (d)	465	454
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (d)	98	99
7.13%, 06/15/26 (d)	760	745
7.88%, 04/15/27 (d)	290	284
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d)	625	581
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	90	84
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	169
4.13%, 04/15/29 (d)	245	236
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	141
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (d)	90	79
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (d)	45	46
DAE Funding LLC
1.55%, 08/01/24 (d)	200	189
DP World UAE Region FZE
5.63%, 09/25/48 (d)	35	38
Dycom Industries, Inc.
4.50%, 04/15/29 (d)	150	141

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	162
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	54
FTI Consulting, Inc.
2.00%, 08/15/23 (m)	37	59
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	145
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	41
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d)	60	57
Howmet Aerospace Inc.
5.95%, 02/01/37	10	11
HTA Group Limited
7.00%, 12/18/25 (d)	115	114
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	35
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (d)	25	26
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	65
5.88%, 06/30/29 (d)	555	498
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (d)	200	199
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	23
Moog Inc.
4.25%, 12/15/27 (d)	95	92
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	104
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	315	331
OI European Group B.V.
4.75%, 02/15/30 (d)	95	88
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	4,095
Pike Corporation
5.50%, 09/01/28 (d)	565	532
Pitney Bowes Inc.
6.88%, 03/15/27 (d) (f)	50	47
7.25%, 03/15/29 (d) (f)	100	94
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	140	144
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	23
Seaspan Corporation
5.50%, 08/01/29 (d)	140	132
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	148
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	25	25
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	159
The Boeing Company
5.04%, 05/01/27 (p)	555	584
5.15%, 05/01/30 (p)	555	592
5.71%, 05/01/40 (p)	560	628
5.81%, 05/01/50 (p)	1,300	1,502
5.93%, 05/01/60 (p)	560	650
TMS International Corp.
6.25%, 04/15/29 (d)	70	66
TransDigm Inc.
8.00%, 12/15/25 (d)	10	10
6.38%, 06/15/26	365	368
7.50%, 03/15/27	60	62
5.50%, 11/15/27	830	827
4.88%, 05/01/29	200	188
TransDigm UK Holdings PLC
6.88%, 05/15/26	65	66
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	1,036	1,035
8.50%, 08/15/27 (d)	110	110
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	100	94
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	100	98
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (d)	475	471
Vertiv Group Corporation
4.13%, 11/15/28 (d)	230	210
Victors Merger Corporation
6.38%, 05/15/29 (d)	150	123
XPO Logistics, Inc.
6.25%, 05/01/25 (d)	275	284
		24,602
Utilities 1.6%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (d)	20	22
4.00%, 10/03/49 (d)	75	77
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (d)	200	177
Alabama Power Company
3.05%, 03/15/32	873	849
Berkshire Hathaway Energy Company
4.05%, 04/15/25	1,784	1,840
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	35	35
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,432
Comision Federal de Electricidad
4.69%, 05/15/29 (d)	200	197
Duke Energy Corporation
2.45%, 06/01/30	427	393
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	188
2.78%, 01/07/32 (d)	659	593
ESKOM Holdings
6.75%, 08/06/23 (d)	365	359
7.13%, 02/11/25 (d)	45	44
Exelon Corporation
2.75%, 03/15/27 (d)	193	188
4.05%, 04/15/30	250	258
3.35%, 03/15/32 (d)	234	228
4.70%, 04/15/50	111	122
4.10%, 03/15/52 (d)	174	177
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	193	173
InterGen N.V.
7.00%, 06/30/23 (d) (f)	1,020	1,000
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	130	117
NiSource Inc.
2.95%, 09/01/29	1,265	1,205
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	36
3.63%, 02/15/31 (d)	85	75
Pacific Gas And Electric Company
5.00%, 07/01/28 (f)	860	831
5.25%, 07/01/30	705	683
4.95%, 07/01/50	450	428
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	79
Promigas SA ESP
3.75%, 10/16/29 (d)	75	68
Puget Energy, Inc.
4.10%, 06/15/30	516	516
4.22%, 03/15/32	2,096	2,101
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	110	111
The AES Corporation
3.30%, 07/15/25 (d)	1,317	1,294
3.95%, 07/15/30 (d)	1,148	1,139
2.45%, 01/15/31	1,400	1,253
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	192
The Southern Company
3.25%, 07/01/26	1,850	1,851

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	140
5.00%, 07/31/27 (d)	430	423
		20,894
Health Care 1.4%
180 Medical, Inc.
3.88%, 10/15/29 (d)	200	190
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	98
Avantor Funding, Inc.
4.63%, 07/15/28 (d)	285	281
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	130	130
9.25%, 04/01/26 (d)	400	410
5.25%, 01/30/30 (d)	215	169
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (d)	95	91
Cano Health, LLC
6.25%, 10/01/28 (d) (f)	25	24
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	250	227
3.50%, 04/01/30 (d)	85	78
Centene Corporation
4.25%, 12/15/27	540	542
2.45%, 07/15/28	1,240	1,133
4.63%, 12/15/29	840	848
3.38%, 02/15/30	495	467
2.63%, 08/01/31	520	463
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	20
3.75%, 03/15/29 (d)	70	66
Cigna Holding Company
4.90%, 12/15/48	1,000	1,126
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	625	652
5.63%, 03/15/27 (d)	145	148
6.00%, 01/15/29 (d)	145	147
6.88%, 04/15/29 (d) (f)	120	117
6.13%, 04/01/30 (d) (f)	405	378
5.25%, 05/15/30 (d)	210	202
4.75%, 02/15/31 (d)	100	94
CVS Health Corporation
3.00%, 08/15/26	92	91
3.63%, 04/01/27	259	263
4.78%, 03/25/38	550	601
DaVita Inc.
4.63%, 06/01/30 (d)	450	421
Elanco Animal Health
5.77%, 08/28/23 (e) (p)	550	568
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	410	368
HCA Inc.
5.88%, 02/15/26	1,200	1,276
3.50%, 09/01/30	375	362
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	38
Humana Inc.
3.70%, 03/23/29	350	351
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	82
ModivCare Inc.
5.00%, 10/01/29 (d)	40	37
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	215	206
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	280	259
5.25%, 10/01/29 (d) (f)	110	102
Organon & Co.
4.13%, 04/30/28 (d)	60	57
5.13%, 04/30/31 (d)	350	337
Owens & Minor, Inc.
4.50%, 03/31/29 (d) (f)	60	57
Radiology Partners, Inc.
9.25%, 02/01/28 (d)	225	226
RP Escrow Issuer LLC
5.25%, 12/15/25 (d)	270	264
Tenet Healthcare Corporation
4.88%, 01/01/26 (d)	100	101
6.25%, 02/01/27 (d)	270	277
5.13%, 11/01/27 (d)	500	503
4.63%, 06/15/28 (d)	70	69
6.13%, 10/01/28 (d)	285	290
4.25%, 06/01/29 (d)	200	192
4.38%, 01/15/30 (d)	105	101
Viatris, Inc.
1.13%, 06/22/22	456	456
1.65%, 06/22/25	147	137
2.70%, 06/22/30	1,745	1,539
3.85%, 06/22/40	325	282
4.00%, 06/22/50	560	473
		18,487
Information Technology 1.4%
Arches Buyer Inc.
4.25%, 06/01/28 (d)	60	56
6.13%, 12/01/28 (d)	20	18
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	242
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	34
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	83
Broadcom Inc.
1.95%, 02/15/28 (d)	271	244
2.45%, 02/15/31 (d)	2,643	2,347
2.60%, 02/15/33 (d)	2,342	2,036
3.50%, 02/15/41 (d)	1,862	1,657
3.75%, 02/15/51 (d)	874	776
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	196
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	62
4.88%, 07/01/29 (d)	60	57
Dell International L.L.C.
5.45%, 06/15/23 (p)	300	309
5.85%, 07/15/25 (p)	182	195
6.02%, 06/15/26 (p)	250	271
6.10%, 07/15/27 (p)	334	370
6.20%, 07/15/30 (p)	289	331
Elastic N.V.
4.13%, 07/15/29 (d)	50	47
Entegris, Inc.
3.63%, 05/01/29 (d)	250	234
Fair Isaac Corporation
4.00%, 06/15/28 (d)	110	106
Gartner, Inc.
3.75%, 10/01/30 (d)	95	89
II-VI Incorporated
5.00%, 12/15/29 (d)	420	412
KBR, Inc.
2.50%, 11/01/23 (m)	60	131
Lenovo Group Limited
3.42%, 11/02/30 (d) (f)	200	185
MicroStrategy Incorporated
6.13%, 06/15/28 (d) (f)	205	199
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	350	340
On Semiconductor Corporation
1.63%, 10/15/23 (m)	24	73
3.88%, 09/01/28 (d)	110	105
Open Text Corporation
3.88%, 02/15/28 (d)	105	101
Oracle Corporation
1.65%, 03/25/26	954	887
2.80%, 04/01/27	991	949
2.30%, 03/25/28	1,508	1,381
2.88%, 03/25/31	1,920	1,752
3.60%, 04/01/40	990	859

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Rackspace Technology, Inc.
3.50%, 02/15/28 (d)	295	264
5.38%, 12/01/28 (d)	120	104
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	500	504
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	107
Twilio Inc.
3.63%, 03/15/29 (f)	70	66
3.88%, 03/15/31	75	70
Viavi Solutions Inc.
3.75%, 10/01/29 (d) (p)	185	174
Virtusa Corporation
7.13%, 12/15/28 (d)	55	51
		18,474
Materials 0.9%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	98
Allegheny Technologies Incorporated
5.88%, 12/01/27 (f)	391	391
4.88%, 10/01/29	45	43
5.13%, 10/01/31	30	28
Antofagasta PLC
2.38%, 10/14/30 (d)	200	177
Ball Corporation
3.13%, 09/15/31	140	125
Big River Steel LLC
6.63%, 01/31/29 (d)	220	231
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	25
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (d)	100	15
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (l)	200	196
3.88%, 07/11/31 (d)	200	182
Cerdia Finanz GmbH
10.50%, 02/15/27 (d)	90	78
CF Industries, Inc.
4.95%, 06/01/43	5	5
5.38%, 03/15/44	525	593
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (d)	826	871
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d)	100	99
4.88%, 03/01/31 (d)	100	99
Commercial Metals Company
4.13%, 01/15/30	45	42
4.38%, 03/15/32	45	42
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	35	35
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (d)	155	158
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	24
3.15%, 01/14/30 (d)	60	58
3.70%, 01/30/50 (d)	140	127
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	45	40
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	183
ERO Copper Corp.
6.50%, 02/15/30 (d)	330	322
First Quantum Minerals Ltd
7.50%, 04/01/25 (d)	50	51
6.88%, 03/01/26 - 10/15/27 (d)	300	308
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (d)	480	492
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	5
Fresnillo PLC
4.25%, 10/02/50 (d)	200	177
GCM Mining Corp.
6.88%, 08/09/26 (d)	140	123
Glatfelter Corporation
4.75%, 11/15/29 (d)	75	64
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	100	102
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	107
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (d)	145	148
Intertape Polymer Group Inc.
4.38%, 06/15/29 (d)	60	62
JSW Steel Limited
3.95%, 04/05/27 (d)	200	189
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	254
LSB Industries, Inc.
6.25%, 10/15/28 (d)	190	193
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	55	57
Mercer International Inc.
5.13%, 02/01/29	100	96
Methanex Corporation
5.13%, 10/15/27	285	286
5.25%, 12/15/29	135	137
5.65%, 12/01/44	95	87
Metinvest B.V.
7.75%, 04/23/23 (d)	175	79
Nexa Resources S.A.
6.50%, 01/18/28 (d)	120	128
Novelis Corporation
3.88%, 08/15/31 (d)	90	82
Nufarm Australia Limited
5.00%, 01/27/30 (d)	370	365
OCP S.A.
5.63%, 04/25/24 (d)	140	144
4.50%, 10/22/25 (d)	25	25
3.75%, 06/23/31 (d)	335	304
Office Cherifien Des Phosphates
6.88%, 04/25/44 (d)	20	20
Olin Corporation
5.00%, 02/01/30	270	266
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	182
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (d)	155	155
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (d)	25	26
5.45%, 05/15/30 (d)	100	104
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	87
Sasol Financing USA LLC
4.38%, 09/18/26	200	192
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (d)	50	12
Stillwater Mining Company
4.00%, 11/16/26 (d)	200	192
The Chemours Company
5.38%, 05/15/27 (f)	490	489
5.75%, 11/15/28 (d) (f)	515	501
The Scotts Miracle-Gro Company
4.38%, 02/01/32	100	89
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	100	99
Valvoline, Inc.
4.25%, 02/15/30 (d)	215	197
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	40	38
W. R. Grace Holdings LLC
4.88%, 06/15/27 (d)	300	293
5.63%, 08/15/29 (d)	90	84
		11,378
Total Corporate Bonds And Notes (cost $488,617)		478,809
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 11/16/41	891	731

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28	1,589	1,452
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (e)	791	623
Series 2019-B-2, 4.46%, 10/16/26 (e)	220	121
Series 2020-A-1A, 3.35%, 01/15/27 (e)	335	293
Series 2020-B-1A, 4.34%, 01/15/27 (e)	245	114
Aimco CLO 11 Ltd
Series 2020-AR-11A, 1.37%, (3 Month USD LIBOR + 1.13%), 10/17/34 (k)	582	576
Aimco CLO 14 Ltd
Series 2021-A-14A, 1.24%, (3 Month USD LIBOR + 0.99%), 04/20/34 (k)	1,573	1,551
AIMCO CLO Series 2018-B
Series 2018-AR-BA, 1.34%, (3 Month USD LIBOR + 1.10%), 01/15/32 (k)	250	248
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 1.39%, (3 Month USD LIBOR + 1.14%), 07/20/34 (k)	716	709
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.31%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (k)	1,000	992
Ares LIV CLO Ltd
Series 2019-A-54A, 1.56%, (3 Month USD LIBOR + 1.32%), 10/15/32 (k)	778	774
Ares LIX CLO Ltd
Series 2021-A-59A, 1.29%, (3 Month USD LIBOR + 1.03%), 04/25/34 (k)	521	515
Ares LV CLO Ltd
Series 2020-A1R-55A, 1.37%, (3 Month USD LIBOR + 1.13%), 07/17/34 (k)	908	902
Ares LVIII CLO Ltd
Series 2020-AR-58A, 1.45%, (SOFR 90-Day Average + 1.33%), 01/16/35 (k)	1,109	1,106
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 1.31%, (3 Month USD LIBOR + 1.07%), 04/17/34 (k)	1,097	1,089
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.49%, (3 Month USD LIBOR + 1.25%), 04/18/33 (k)	303	301
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	519
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,280
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	97
Series 2019-CNM-BPR, REMIC, 3.72%, 11/07/24 (k)	100	91
Series 2022-A-DKLX, REMIC, 1.20%, (SOFR 30-Day Average + 1.15%), 01/18/39 (k)	617	614
Series 2022-B-DKLX, REMIC, 1.60%, (SOFR 30-Day Average + 1.55%), 01/18/39 (k)	117	116
Series 2022-C-DKLX, REMIC, 2.20%, (SOFR 30-Day Average + 2.15%), 01/18/39 (k)	100	99
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	91
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (k)	3,200	99
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 10/15/36 (k)	589	583
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 1.47%, (3 Month USD LIBOR + 1.22%), 01/20/32 (k)	1,300	1,292
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 1.28%, (3 Month USD LIBOR + 1.02%), 04/25/34 (k)	1,146	1,135
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 1.35%, (3 Month Term SOFR + 1.30%), 01/17/35 (k)	1,132	1,129
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (k)	106	110
Interest Only, Series 2019-XA-B12, REMIC, 1.06%, 08/16/52 (k)	7,242	375
Interest Only, Series 2019-XA-B14, REMIC, 0.78%, 12/15/62 (k)	4,954	199
Bethpage Park CLO Ltd
Series 2021-A-1A, 1.27%, (3 Month USD LIBOR + 1.13%), 10/15/36 (k)	888	880
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.45%, (1 Month USD LIBOR + 2.05%), 11/15/22 (k)	592	586
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,269	1,163
Bristol Park CLO LTD
Series 2016-AR-1A, 1.23%, (3 Month USD LIBOR + 0.99%), 04/16/29 (k)	911	908
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 0.88%, (1 Month USD LIBOR + 0.69%), 11/15/38 (k)	1,203	1,178
Series 2021-B-PAC, REMIC, 1.09%, (1 Month USD LIBOR + 0.90%), 11/15/38 (k)	180	173
Series 2021-C-PAC, REMIC, 1.29%, (1 Month USD LIBOR + 1.10%), 11/15/38 (k)	241	231
Series 2021-D-PAC, REMIC, 1.49%, (1 Month USD LIBOR + 1.30%), 11/15/38 (k)	234	223
Series 2021-E-PAC, REMIC, 2.14%, (1 Month USD LIBOR + 1.95%), 11/15/38 (k)	813	783
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.48%, (1 Month USD LIBOR + 1.08%), 10/15/36 (k)	376	372
Series 2019-C-XL, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 10/15/36 (k)	473	468
Series 2019-D-XL, REMIC, 1.85%, (1 Month USD LIBOR + 1.45%), 10/15/36 (k)	670	664
Series 2019-E-XL, REMIC, 2.20%, (1 Month USD LIBOR + 1.80%), 10/15/36 (k)	3,066	3,034
BX Commercial Mortgage Trust 2020-FOX
Series 2020-A-FOX, REMIC, 1.40%, (1 Month USD LIBOR + 1.00%), 11/15/25 (k)	719	712
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 1.06%, (SOFR 30-Day Average + 1.01%), 02/16/27 (k)	1,557	1,526
Series 2022-B-LP2, REMIC, 1.36%, (SOFR 30-Day Average + 1.31%), 02/16/27 (k)	469	459
Series 2022-C-LP2, REMIC, 1.61%, (SOFR 30-Day Average + 1.56%), 02/16/27 (k)	469	459
Series 2022-D-LP2, REMIC, 2.01%, (SOFR 30-Day Average + 1.96%), 02/16/27 (k)	469	458
BX Trust
Series 2018-A-EXCL, REMIC, 1.48%, (1 Month USD LIBOR + 1.09%), 09/15/37 (k)	2,021	1,998
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	297	273
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 1.30%, (3 Month USD LIBOR + 1.05%), 04/20/34 (k)	951	940
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 1.35%, (3 Month USD LIBOR + 1.10%), 10/20/32 (k)	710	703
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 1.39%, (3 Month USD LIBOR + 1.13%), 10/25/34 (k)	542	536
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 2.03%, (SOFR 90-Day Average + 1.32%), 04/20/35 (k)	1,052	1,051
Cent CLO
Series 2021-A1-31A, 1.45%, (3 Month USD LIBOR + 1.20%), 04/20/34 (k)	1,270	1,259
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,489	1,393
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (k)	652	645
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 1.52%, (1 Month USD LIBOR + 1.12%), 06/15/34 (k)	1,439	1,425
Series 2019-B-CHC, REMIC, 1.90%, (1 Month USD LIBOR + 1.50%), 06/15/34 (k)	236	233
Series 2019-C-CHC, REMIC, 2.15%, (1 Month USD LIBOR + 1.75%), 06/15/34 (k)	267	260

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
CIM Retail Portfolio Trust 2021-RETL
Series 2021-B-RETL, REMIC, 2.30%, (1 Month USD LIBOR + 1.90%), 08/15/23 (k)	155	152
Series 2021-C-RETL, REMIC, 2.70%, (1 Month USD LIBOR + 2.30%), 08/15/23 (k)	133	131
Series 2021-D-RETL, REMIC, 3.45%, (1 Month USD LIBOR + 3.05%), 08/15/23 (k)	165	161
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.06%, 08/11/56 (k)	3,482	198
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 1.42%, (3 Month USD LIBOR + 1.17%), 10/20/34 (k)	882	873
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 1.56%, (3 Month USD LIBOR + 1.31%), 01/20/34 (k)	1,720	1,706
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	181
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, REMIC, 2.59%, 12/15/26	25	25
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.83%, (1 Month USD LIBOR + 1.43%), 05/15/36 (k)	125	124
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.63%, (1 Month USD LIBOR + 1.23%), 05/15/36 (k)	521	516
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	297	281
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 1.39%, (3 Month USD LIBOR + 1.15%), 10/15/35 (k)	798	791
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 1.40%, (3 Month USD LIBOR + 1.15%), 10/20/34 (k)	586	580
Dryden 78 CLO Ltd
Series 2020-A-78A, 1.42%, (3 Month USD LIBOR + 1.18%), 04/18/33 (k)	600	595
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 1.46%, (3 Month USD LIBOR + 1.22%), 01/18/32 (k)	917	913
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 1.33%, (3 Month USD LIBOR + 1.13%), 02/20/35 (k)	457	453
Dryden 98 CLO Ltd
Series 2022-A-98A, 1.68%, (SOFR 90-Day Average + 1.30%), 04/20/35 (k)	591	590
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 1.49%, (3 Month USD LIBOR + 1.25%), 01/17/34 (k)	270	268
Eaton Vance CLO 2019-1 Ltd
Series 2019-AR-1A, 1.34%, (3 Month USD LIBOR + 1.10%), 04/15/31 (k)	396	393
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 1.39%, (3 Month USD LIBOR + 1.15%), 01/16/35 (k)	1,020	1,014
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 1.10%, (1 Month USD LIBOR + 0.70%), 11/15/38 (k)	1,641	1,609
Enterprise Fleet Financing, LLC
Series 2021-A2-1, REMIC, 0.44%, 06/20/24	665	651
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.48%, (1 Month USD LIBOR + 1.08%), 07/17/23 (k)	566	560
Series 2021-B-ESH, REMIC, 1.78%, (1 Month USD LIBOR + 1.38%), 07/17/23 (k)	323	319
Series 2021-C-ESH, REMIC, 2.10%, (1 Month USD LIBOR + 1.70%), 07/17/23 (k)	238	234
Series 2021-D-ESH, REMIC, 2.65%, (1 Month USD LIBOR + 2.25%), 07/17/23 (k)	478	471
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 1.54%, (3 Month USD LIBOR + 1.08%), 11/16/34 (k)	1,000	991
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 1.36%, (3 Month USD LIBOR + 1.11%), 07/19/34 (k)	651	646
Flatiron CLO Ltd
Series 2020-A-1A, 1.78%, (3 Month USD LIBOR + 1.30%), 11/21/33 (k)	1,200	1,193
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 1.14%, (1 Month USD LIBOR + 0.95%), 10/15/36 (k)	710	699
Series 2021-B-IP, REMIC, 1.34%, (1 Month USD LIBOR + 1.15%), 10/15/36 (k)	110	108
Series 2021-C-IP, REMIC, 1.74%, (1 Month USD LIBOR + 1.55%), 10/15/36 (k)	100	98
Invesco CLO Ltd
Series 2021-A-3A, 1.25%, (3 Month USD LIBOR + 1.13%), 10/23/34 (k)	621	614
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	342
KKR CLO 41 Ltd
Series 2022-A1-41A, 1.71%, (SOFR 90-Day Average + 1.33%), 12/31/35 (k)	1,373	1,370
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 1.10%, (1 Month USD LIBOR + 0.70%), 03/15/23 (k)	1,055	1,031
Series 2021-B-BMR, REMIC, 1.28%, (1 Month USD LIBOR + 0.88%), 03/15/23 (k)	255	246
Series 2021-C-BMR, REMIC, 1.50%, (1 Month USD LIBOR + 1.10%), 03/15/23 (k)	160	155
Series 2021-D-BMR, REMIC, 1.80%, (1 Month USD LIBOR + 1.40%), 03/15/23 (k)	223	215
Series 2021-E-BMR, REMIC, 2.15%, (1 Month USD LIBOR + 1.75%), 03/15/23 (k)	195	187
Lucali Limited
Series 2020-A-1A, 1.33%, (3 Month USD LIBOR + 1.21%), 01/18/33 (k)	640	637
Madison Park Funding LII Ltd
Series 2021-A-52A, 1.28%, (3 Month USD LIBOR + 1.10%), 01/22/35 (k)	994	984
Madison Park Funding Ltd
Series 2021-A-50A, 1.26%, (3 Month USD LIBOR + 1.14%), 04/19/34 (k)	1,340	1,333
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.18%, (3 Month USD LIBOR + 0.92%), 01/24/28 (k)	630	628
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 1.36%, (3 Month USD LIBOR + 1.12%), 07/17/34 (k)	653	650
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 1.46%, (3 Month USD LIBOR + 1.20%), 01/22/31 (k)	290	290
Magnetite CLO Ltd
Series 2021-A-30A, 1.33%, (3 Month USD LIBOR + 1.13%), 10/25/34 (k)	1,072	1,063
Magnetite XXI, Limited
Series 2019-AR-21A, 1.27%, (3 Month USD LIBOR + 1.02%), 04/20/34 (k)	920	911
Magnetite XXIII Ltd
Series 2019-AR-23A, 1.25%, (3 Month USD LIBOR + 1.13%), 01/25/35 (k)	731	723
Magnetite XXIX, Limited
Series 2021-A-29A, 1.23%, (3 Month USD LIBOR + 0.99%), 01/17/34 (k)	1,150	1,140
Magnetite XXVII Ltd
Series 2020-AR-27A, 1.39%, (3 Month USD LIBOR + 1.14%), 10/20/34 (k)	250	248
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 1.10%, (1 Month USD LIBOR + 0.70%), 07/15/38 (k)	603	591
Milos CLO Ltd
Series 2017-AR-1A, 1.32%, (3 Month USD LIBOR + 1.07%), 10/21/30 (k)	915	910
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,137
Series 2019-B-MEAD, REMIC, 3.18%, 11/13/24 (k)	168	163
Series 2019-C-MEAD, REMIC, 3.18%, 11/13/24 (k)	161	154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/36 (k)	900	888
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.71%, (1 Month USD LIBOR + 1.25%), 12/25/28 (k)	7,127	7,225
Navient Student Loan Trust
Series 2016-A-7A, 1.61%, (1 Month USD LIBOR + 1.15%), 12/25/28 (k)	3,171	3,178
Peace Park CLO Ltd
Series 2021-A-1A, 1.38%, (3 Month USD LIBOR + 1.13%), 10/20/34 (k)	353	349
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,432	1,434
Series 2022-A2I-1A, 3.25%, 12/07/26	688	659
Series 2022-A2II-1A, 4.01%, 12/07/26	615	558
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	646	608
Prima Capital CRE Securitization
Series 2021-A-9A, 1.61%, 12/15/37 (k)	311	307
Series 2021-B-9A, 1.96%, 12/15/37 (k)	313	309
Rockland Park Limited
Series 2021-A-1A, 1.37%, (3 Month USD LIBOR + 1.12%), 04/20/34 (k)	1,241	1,232
RR 7 Ltd
Series 2019-A1AB-7A, 1.52%, (SOFR 90-Day Average + 1.34%), 01/15/37 (k)	1,141	1,138
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	683	615
Series 2020-B-1A, 4.34%, 03/15/27	234	190
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	880
Series 2020-2C-1, 1.88%, 01/15/26	365	347
Series 2020-2C-2, 2.33%, 01/15/28	279	263
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (e)	720	643
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 2.10%, (1 Month Term SOFR + 2.00%), 02/15/24 (k)	278	276
Series 2022-C-TFLM, REMIC, 2.75%, (1 Month Term SOFR + 2.65%), 02/15/24 (k)	145	144
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 0.92%, (1 Month USD LIBOR + 0.73%), 11/15/23 (k)	1,105	1,082
Series 2021-B-MFP, REMIC, 1.27%, (1 Month USD LIBOR + 1.08%), 11/15/23 (k)	633	618
Series 2021-C-MFP, REMIC, 1.52%, (1 Month USD LIBOR + 1.33%), 11/15/23 (k)	393	382
Series 2021-D-MFP, REMIC, 1.77%, (1 Month USD LIBOR + 1.58%), 11/15/23 (k)	258	250
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 1.23%, (3 Month USD LIBOR + 0.98%), 04/19/34 (k)	1,153	1,140
Symphony CLO XXVI Ltd.
Series 2021-AR-26A, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/33 (k)	1,010	1,007
Symphony CLO XXXII
Series 2022-A1-32A, 1.69%, (3 Month Term SOFR + 1.32%), 02/03/35 (k)	1,176	1,174
Thunderbolt II Aircraft Lease Ltd
Series 2018-A-A, 4.15%, 09/15/25 (e)	1,414	1,249
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (e)	1,029	905
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	56	55
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	936
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	62
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/17/34 (k)	1,175	1,166
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 1.41%, (3 Month USD LIBOR + 1.16%), 07/19/34 (k)	598	595
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 1.40%, (3 Month USD LIBOR + 1.15%), 10/20/34 (k)	1,189	1,180
Wells Fargo Commercial Mortgage Trust
Series 2021-A-FCMT, REMIC, 1.60%, (1 Month USD LIBOR + 1.20%), 05/15/26 (k)	688	680
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	569
Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,053)		112,458
SENIOR FLOATING RATE INSTRUMENTS 6.1%
Consumer Discretionary 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 11/14/26 (k)	244	239
19th Holdings Golf, LLC
2022 Term Loan B, 3.75%, (SOFR + 3.25%), 01/27/29 (k)	105	104
Academy, Ltd.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 11/05/27 (k)	122	122
ACProducts, Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 05/17/28 (k)	149	134
Adient US LLC
2021 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 04/30/28 (k)	94	93
Adtalem Global Education Inc.
2021 Term Loan B, 5.25%, (1 Month USD LIBOR + 4.50%), 02/11/28 (k)	93	93
Advantage Sales & Marketing, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/28/27 (k)	227	225
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 06/17/28 (k)	76	75
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 02/01/26 (k)	74	73
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (k)	168	166
Anastasia Parent, LLC
2018 Term Loan B, 3.97%, (3 Month USD LIBOR + 3.75%), 08/03/25 (k)	242	210
AP Core Holdings II, LLC
High-Yield Term Loan B2, 0.00%, (3 Month USD LIBOR + 5.50%), 07/21/27 (k) (q)	120	119
Amortization Term Loan B1, 6.25%, (1 Month USD LIBOR + 5.50%), 07/21/27 (k)	54	53
High-Yield Term Loan B2, 6.25%, (1 Month USD LIBOR + 5.50%), 07/21/27 (k)	55	55
Apro, LLC
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/14/26 (k)	158	156
Aramark Services, Inc.
2019 Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 12/04/26 (k)	117	114
Aristocrat Leisure Limited
2018 1st Lien Term Loan, 2.00%, (3 Month USD LIBOR + 1.75%), 10/19/24 (k)	76	76
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (k)	70	67
Authentic Brands
2021 Delayed Draw Term Loan B2, 0.00%, (SOFR + 3.50%), 12/08/28 (k) (q)	370	363
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.21%, (1 Month USD LIBOR + 2.00%), 05/24/27 (k)	54	53
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (k)	649	645
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (k)	931	927
Callaway Golf Co.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 12/31/25 (k) (q)	80	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Canada Goose Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (k)	64	64
Canister International Group Inc.
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 12/21/26 (k)	122	122
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (k)	133	129
2021 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 10/08/28 (k) (q)	80	78
2021 Incremental Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/08/28 (k)	165	161
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 02/07/26 (k)	172	170
City Football Group Limited
Term Loan, 4.00%, (6 Month USD LIBOR + 3.50%), 07/08/28 (k)	385	377
Clarios Global LP
2021 USD Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 04/30/26 (k)	127	126
Conservice Midco, LLC
2020 Term Loan B, 4.47%, (3 Month USD LIBOR + 4.25%), 05/07/27 (k)	9	9
Crocs Inc
Term Loan B, 4.03%, (3 Month Term SOFR + 3.50%), 01/27/29 (k)	1	1
Term Loan B, 4.45%, (3 Month Term SOFR + 3.50%), 01/27/29 (k)	319	311
CWGS Group, LLC
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 05/25/28 (k)	193	185
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (k)	430	428
Driven Holdings, LLC
Term Loan B, 3.52%, (3 Month USD LIBOR + 3.00%), 11/17/28 (k)	35	35
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (k)	79	80
Empire Today, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (k)	80	76
Employbridge LLC
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 07/16/28 (k)	144	142
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 03/08/24 (k)	485	455
2017 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.00%), 09/08/24 (k)	30	26
ERM Emerald US Inc.
USD Term Loan B1, 3.72%, (1 Month USD LIBOR + 3.50%), 06/24/26 (k)	50	49
Excel Fitness Holdings, Inc.
2019 Term Loan, 0.00%, (3 Month USD LIBOR + 5.25%), 10/07/25 (k) (q)	120	118
2019 Term Loan, 6.25%, (1 Month USD LIBOR + 5.25%), 10/07/25 (k)	94	93
Fertitta Entertainment, LLC
2022 Term Loan B, 0.00%, (SOFR + 4.00%), 01/13/29 (k) (q)	15	15
2022 Term Loan B, 4.50%, (SOFR 30-Day Average + 4.00%), 01/13/29 (k)	792	787
Flynn Restaurant Group LP
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 11/22/28 (k)	45	44
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.21%, (1 Month USD LIBOR + 2.00%), 11/30/23 (k)	160	159
Franchise Group Intermediate Holdco, LLC
2021 Term Loan, 5.29%, (3 Month USD LIBOR + 4.75%), 11/22/23 (k)	8	8
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (k)	139	138
Global Education Management Systems Establishment
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/30/26 (k)	215	214
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 06/10/24 (k)	539	531
Golden Nugget, LLC
2020 Initial Term Loan, 13.00%, (1 Month USD LIBOR + 12.00%), 10/04/23 (k) (n)	35	37
Great Outdoors Group, LLC
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.75%), 02/26/28 (k) (q)	275	274
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 02/26/28 (k)	1,936	1,926
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.74%, (6 Month USD LIBOR + 2.50%), 03/16/27 (k)	94	93
Hayward Industries, Inc.
2021 Term Loan, 3.00%, (1 Month USD LIBOR + 2.50%), 05/14/28 (k)	109	108
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (k)	55	54
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (k)	303	301
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (k)	109	108
Jo-Ann Stores, Inc.
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 4.75%), 06/30/28 (k) (q)	20	17
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (k)	70	60
JP Intermediate B, LLC
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 11/20/25 (k)	158	134
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (k)	68	65
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (k)	69	67
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/21/25 (k)	237	233
Lakeshore Intermediate LLC
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/20/28 (k)	55	54
LaserShip, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 04/30/28 (k)	99	99
LBM Acquisition LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 12/08/27 (k)	79	77
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 03/13/25 (k)	75	75
Les Schwab Tire Centers
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/26/27 (k)	153	152
LIDS Holdings, Inc.
Term Loan, 6.50%, (SOFR 30-Day Average + 5.50%), 12/03/26 (k) (n)	160	157
MajorDrive Holdings IV LLC
Term Loan B, 4.56%, (3 Month USD LIBOR + 4.00%), 05/12/28 (k)	95	93
Mattress Firm Inc
2021 Term Loan B, 5.64%, (3 Month USD LIBOR + 4.25%), 09/21/28 (k)	100	97
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	189	176
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 7.50%, (3 Month USD LIBOR + 6.75%), 12/16/25 (k)	92	85

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	210	218
Naked Juice LLC
Delayed Draw Term Loan, 3.75%, (SOFR + 3.25%), 01/20/29 (k)	7	7
Term Loan, 3.75%, (SOFR + 3.25%), 01/20/29 (k)	118	116
2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 01/25/30 (k)	55	55
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 9.21%, (3 Month USD LIBOR + 8.25%), 06/02/26 (k)	70	69
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 6.25%), 03/01/26 (k) (q)	80	79
2019 Term Loan B, 6.46%, (1 Month USD LIBOR + 6.25%), 03/01/26 (k)	39	39
Pacific Bells, LLC
Delayed Draw Term Loan, 0.00%, 10/12/28 (k) (q)	3	3
Term Loan B, 5.00%, (1 Month USD LIBOR + 4.50%), 10/12/28 (k)	59	59
PCI Gaming Authority
Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 05/15/26 (k)	69	68
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (k)	61	60
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (k)	89	88
Pure Fishing, Inc.
Term Loan, 4.71%, (1 Month USD LIBOR + 4.50%), 12/14/25 (k)	123	117
Recorded Books Inc.
2021 Term Loan, 4.39%, (1 Month USD LIBOR + 4.00%), 08/29/25 (k)	60	59
Red Planet Borrower, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/23/28 (k)	124	123
Restoration Hardware, Inc.
Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 10/15/28 (k)	129	127
Rodan & Fields, LLC
2018 Term Loan B, 4.40%, (1 Month USD LIBOR + 4.00%), 06/07/25 (k)	78	47
Rough Country, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 07/28/28 (k)	54	53
Samsonite International S.A.
2020 Incremental Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.00%), 04/25/25 (k)	85	82
Scientific Games Holdings LP
2018 Term Loan B5, 0.00%, (SOFR + 3.50%), 02/03/29 (k) (q)	150	148
Scientific Games International, Inc.
2018 Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	149	148
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 08/12/28 (k)	85	83
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k)	185	191
SMG US Midco 2, Inc.
2020 Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 01/23/25 (k)	14	13
2020 Term Loan, 2.80%, (3 Month USD LIBOR + 2.50%), 01/23/25 (k)	35	34
Sotheby's
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 01/15/27 (k)	114	114
Specialty Building Products Holdings, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 10/05/28 (k)	70	68
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (k)	471	467
SRS Distribution Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (k)	343	339
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.47%, (3 Month USD LIBOR + 2.25%), 06/29/25 (k)	254	252
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (k)	309	305
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (k) (q)	7	7
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 06/24/28 (k)	54	52
Thor Industries, Inc.
2021 USD Term Loan, 3.25%, (1 Month USD LIBOR + 3.00%), 02/01/26 (k)	122	121
TKC Holdings, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 05/03/28 (k) (q)	40	39
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (k)	94	93
Tory Burch LLC
Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 04/14/28 (k)	114	111
Truck Hero, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 01/20/28 (k)	124	120
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.25%), 08/05/28 (k)	254	253
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (k)	96	95
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 12/30/26 (k)	201	193
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 12/30/26 (k) (n)	30	30
Victoria's Secret & Co.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 06/30/28 (k)	75	74
Weber-Stephen Products LLC
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/20/27 (k)	3	3
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 10/20/27 (k)	99	95
WH Borrower, LLC
Term Loan, 6.00%, (SOFR 90-Day Average + 5.50%), 02/09/27 (k) (n)	145	142
Whatabrands LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 07/21/28 (k)	284	281
WOOF Holdings, Inc
1st Lien Term Loan, 4.68%, (3 Month USD LIBOR + 3.75%), 12/16/27 (k)	124	123
		19,378
Information Technology 1.0%
A&V Holdings Midco, LLC
2020 Term Loan B, 6.37%, (3 Month USD LIBOR + 5.38%), 03/10/27 (k) (n)	89	88
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (k)	121	119
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (k)	55	54
AppLovin Corporation
2018 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 08/18/25 (k)	346	343
Aptean, Inc.
2019 Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 04/23/26 (k)	123	122
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (k)	163	160

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Array Technologies, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 10/07/27 (k) (q)	30	29
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (k)	175	170
Ascend Learning, LLC
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 11/18/28 (k)	63	63
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 11/18/28 (k)	316	313
2021 2nd Lien Term Loan, 6.25%, (1 Month USD LIBOR + 5.75%), 11/18/29 (k)	10	10
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.25%, (1 Month USD LIBOR + 2.00%), 11/14/25 (k)	235	232
CCC Intelligent Solutions Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.25%), 09/16/28 (k)	75	74
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 04/05/25 (k)	182	179
CMG Media Corporation
2021 Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 12/17/26 (k)	509	501
CommScope, Inc.
2019 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 02/07/26 (k)	363	353
ConnectWise, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 09/23/28 (k)	185	183
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	264	261
Cvent, Inc.
1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 11/30/24 (k)	33	32
DCert Buyer, Inc.
2019 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 07/31/26 (k)	339	336
2021 2nd Lien Term Loan, 7.21%, (1 Month USD LIBOR + 7.00%), 02/16/29 (k)	65	64
Dotdash Meredith Inc
Term Loan B, 4.50%, (SOFR + 4.00%), 11/23/28 (k)	175	174
Emerald TopCo Inc
Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 07/16/26 (k)	—	—
Term Loan, 3.80%, (3 Month USD LIBOR + 3.50%), 07/16/26 (k)	171	169
Entegris, Inc.
Term Loan , 0.00%, (SOFR + 3.00%), 03/02/29 (k) (q)	195	194
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (k)	138	137
Flexera Software LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/26/28 (k)	99	97
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.96%, (3 Month USD LIBOR + 2.25%), 02/15/24 (k)	186	185
2021 Term Loan B4, 2.21%, (1 Month USD LIBOR + 2.00%), 08/10/27 (k)	123	122
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	173	173
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (k)	128	127
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (k)	211	210
II-VI Inc.
2021 Bridge Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 12/08/28 (k) (q)	200	198
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 12/31/24 (k)	74	74
Imprivata, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 11/24/27 (k)	124	123
Indy US Bidco, LLC
2021 USD Term Loan, 3.96%, (3 Month USD LIBOR + 3.75%), 01/31/22 - 03/06/28 (k)	89	88
LHS Borrower, LLC
2022 Term Loan B, 5.25%, (SOFR 30-Day Average + 4.75%), 02/02/29 (k)	135	133
MA FinanceCo., LLC
2020 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/28/25 (k)	48	48
McAfee, LLC
2022 USD Term Loan B, 4.50%, (SOFR 90-Day Average + 4.00%), 02/03/29 (k)	180	178
MH Sub I, LLC
2017 1st Lien Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 08/09/24 (k)	163	160
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 09/15/24 (k)	174	172
2021 2nd Lien Term Loan, 6.46%, (1 Month USD LIBOR + 6.25%), 02/12/29 (k)	20	20
MKS Instruments, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 10/22/28 (k) (q)	295	292
Motus, LLC
2021 Term Loan, 4.70%, (3 Month USD LIBOR + 4.00%), 11/02/28 (k)	45	44
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.46%, (1 Month USD LIBOR + 3.25%), 09/04/25 (k)	24	24
NEXUS Buyer LLC
2021 Second Lien Term Loan, 6.75%, (1 Month USD LIBOR + 6.25%), 10/29/29 (k)	60	59
NortonLifeLock Inc.
Term Loan, 0.00%, (SOFR + 2.00%), 01/28/29 (k) (q)	355	350
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (k) (q)	6	6
Paysafe Holdings (US) Corp
USD Term Loan B1, 3.25%, (1 Month USD LIBOR + 2.75%), 06/10/28 (k)	25	24
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	632	626
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (k)	69	69
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 07/25/26 (k)	—	—
Project Boost Purchaser, LLC
2019 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 05/22/26 (k)	54	54
Proofpoint, Inc.
1st Lien Term Loan, 3.76%, (3 Month USD LIBOR + 3.25%), 06/09/28 (k)	345	341
Rackspace Technology Global, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (k)	312	306
RealPage, Inc
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/18/28 (k)	194	192
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.46%, (1 Month USD LIBOR + 3.25%), 05/21/25 (k)	129	128
Sabre GLBL Inc.
2021 Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (k)	48	47
2021 Term Loan B2, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (k)	76	75
Seattle Spinco, Inc.
USD Term Loan B3, 2.96%, (1 Month USD LIBOR + 2.75%), 04/19/24 (k)	175	172
2022 USD Term Loan B5, 0.00%, (SOFR + 4.00%), 01/13/27 (k) (q)	10	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2022 USD Term Loan B5, 4.50%, (SOFR 30-Day Average + 4.00%), 01/13/27 (k)	500	494
Signal Parent, Inc
Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/24/28 (k)	159	141
Sophia, L.P.
2021 Term Loan B, 0.00%, (SOFR + 4.25%), 10/07/27 (k) (q)	30	30
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (k)	212	210
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 02/27/25 (k)	209	206
SS&C Technologies Inc.
2018 Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 02/27/25 (k)	258	254
2018 Term Loan B5, 1.96%, (1 Month USD LIBOR + 1.75%), 04/15/25 (k)	116	114
Tempo Acquisition LLC
2022 Term Loan B, 3.50%, (SOFR 30-Day Average + 3.00%), 08/31/28 (k)	228	226
Think & Learn Private Limited
Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 11/05/26 (k)	160	158
TTM Technologies, Inc.
2017 Term Loan, 2.73%, (1 Month USD LIBOR + 2.50%), 09/28/24 (k)	96	95
Ultimate Software Group Inc (The)
Term Loan B, 3.96%, (3 Month USD LIBOR + 3.75%), 04/08/26 (k)	54	54
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (k)	913	905
2021 2nd Lien Term Loan, 5.75%, (3 Month USD LIBOR + 5.25%), 05/03/27 (k)	205	203
Virgin Pulse, Inc.
2021 Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 03/30/28 (k)	75	74
VM Consolidated, Inc.
2021 Term Loan B, 3.42%, (3 Month USD LIBOR + 3.25%), 03/19/28 (k)	183	181
2021 Term Loan B, 3.47%, (3 Month USD LIBOR + 3.25%), 03/19/28 (k)	—	—
WEX Inc.
2021 Term Loan, 2.46%, (1 Month USD LIBOR + 2.25%), 04/01/28 (k)	69	68
		12,700
Industrials 0.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	255	258
ADS Tactical, Inc.
2021 Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 03/04/28 (k)	144	137
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (k)	110	109
AIT Worldwide Logistics, Inc
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/01/28 (k)	110	109
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 10/13/28 (k) (q)	120	118
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (k)	195	193
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (k)	154	152
Amentum Government Services Holdings LLC
Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 01/24/27 (k)	147	146
2020 2nd Lien Term Loan, 10.00%, (3 Month USD LIBOR + 8.75%), 01/31/28 (k) (n)	55	55
2022 Term Loan, 4.50%, (SOFR 90-Day Average + 4.00%), 02/07/29 (k)	73	72
2022 Term Loan, 4.78%, (SOFR 90-Day Average + 4.00%), 02/07/29 (k)	82	81
American Trailer World Corp.
Term Loan B, 4.50%, (SOFR 30-Day Average + 3.75%), 02/17/28 (k)	119	114
Anticimex International AB
2021 USD Term Loan B1, 4.01%, (3 Month USD LIBOR + 3.50%), 07/21/28 (k)	90	88
2021 USD Incremental Term Loan, 4.51%, (3 Month USD LIBOR + 4.00%), 11/16/28 (k)	45	44
APi Group DE, Inc.
Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 09/25/26 (k)	98	96
2021 Incremental Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 10/07/28 (k)	35	34
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (k)	114	113
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 07/01/28 (k)	—	—
Artera Services, LLC
Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/06/25 (k) (q)	45	42
Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/06/25 (k)	94	88
AVSC Holding Corp.
2020 Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 12/05/25 (k)	174	164
Bakelite UK Intermediate Ltd.
Term Loan , 0.00%, (SOFR + 4.00%), 01/30/29 (k) (n) (q)	70	68
Berry Global, Inc.
2021 Term Loan Z, 2.07%, (1 Month USD LIBOR + 1.75%), 07/01/26 (k)	185	182
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (k)	262	249
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (k)	64	61
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (k)	429	421
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (k)	434	430
Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 10/31/26 (k)	132	130
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (k)	99	98
Clean Harbors Inc.
2021 Incremental Term Loan B, 2.21%, (1 Month USD LIBOR + 2.00%), 09/21/28 (k)	40	40
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/16/27 (k)	149	148
Covanta Holding Corporation
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 11/16/28 (k)	112	111
2021 Term Loan C, 3.00%, (1 Month USD LIBOR + 2.50%), 11/16/28 (k)	8	8
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 12/31/24 (k)	15	15
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (k)	75	75
DiversiTech Holdings, Inc.
2021 Delayed Draw Term Loan , 0.00%, 12/14/28 (k) (q)	12	12
2021 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 12/14/28 (k)	58	57
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	42	41
2020 Term Loan B1, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	78	76
EAB Global, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (k)	40	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 12/31/24 (k)	—	—
Echo Global Logistics, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/09/28 (k)	70	69
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (k)	148	147
Filtration Group Corporation
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 03/27/25 (k)	234	230
First Advantage Holdings, LLC
2021 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 01/31/27 (k)	66	66
First Student Bidco Inc
Term Loan C, 3.98%, (3 Month USD LIBOR + 3.00%), 07/12/28 (k)	44	44
Term Loan B, 3.98%, (3 Month USD LIBOR + 3.00%), 07/13/28 (k)	120	119
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3 Month USD LIBOR + 2.00%), 10/29/26 (k)	83	82
GIP II Blue Holding, L.P
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (k)	155	154
GIP III Stetson I, L.P
2018 Term Loan B, 4.46%, (1 Month USD LIBOR + 4.25%), 12/06/24 (k)	310	300
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (k)	175	171
Griffon Corporation
Term Loan B, 3.27%, (SOFR 90-Day Average + 2.75%), 01/24/29 (k)	160	158
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 10/19/27 (k)	351	343
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (k)	283	277
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.96%, (1 Month USD LIBOR + 1.75%), 02/05/27 (k)	113	111
Madison IAQ LLC
Term Loan, 4.52%, (6 Month USD LIBOR + 3.25%), 06/15/28 (k)	204	201
MHI Holdings,LLC
Term Loan B, 5.21%, (1 Month USD LIBOR + 5.00%), 09/18/26 (k)	128	127
Novae LLC
Delayed Draw Term Loan, 0.00%, 01/19/29 (k) (q)	18	18
1st Lien Term Loan, 5.22%, (3 Month USD LIBOR + 5.00%), 01/19/29 (k)	62	62
Pike Corporation
2021 Incremental Term Loan B, 3.21%, (3 Month USD LIBOR + 3.00%), 01/15/28 (k)	101	100
Polaris Newco LLC
USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/03/28 (k)	358	355
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (k)	54	53
2021 Term Loan, 2.79%, (3 Month USD LIBOR + 2.25%), 02/09/28 (k)	10	10
2021 Term Loan, 2.79%, (1 Month USD LIBOR + 2.25%), 02/09/28 (k)	10	10
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.46%, (1 Month USD LIBOR + 3.25%), 02/03/26 (k)	158	154
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 09/20/28 (k)	119	117
Standard Industries Inc.
2021 Term Loan B, 3.79%, (6 Month USD LIBOR + 2.50%), 08/05/28 (k)	77	76
TransDigm, Inc.
2020 Term Loan F, 2.46%, (1 Month USD LIBOR + 2.25%), 06/09/23 (k)	970	953
2020 Term Loan E, 2.46%, (1 Month USD LIBOR + 2.25%), 05/30/25 (k)	79	77
Uber Technologies, Inc.
2021 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 02/16/27 (k)	519	516
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	387	382
USI, Inc.
2017 Repriced Term Loan, 3.22%, (3 Month USD LIBOR + 3.00%), 05/16/24 (k)	363	360
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (k)	104	103
Vaco Holdings, LLC
2022 Term Loan, 5.75%, (SOFR + 5.00%), 01/07/29 (k)	60	59
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (k)	39	38
Vertiv Group Corporation
2021 Term Loan B, 2.99%, (1 Month USD LIBOR + 2.75%), 03/02/27 (k)	238	232
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/22/28 (k)	125	123
WP CPP Holdings, LLC
2018 Term Loan , 4.75%, (3 Month USD LIBOR + 3.75%), 04/30/25 (k)	122	115
Zekelman Industries, Inc.
2020 Term Loan, 2.47%, (1 Month USD LIBOR + 2.00%), 01/17/27 (k)	97	95
		11,081
Communication Services 0.7%
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 12/10/29 (k) (n)	60	59
Allen Media, LLC
2021 Term Loan B, 5.72%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k)	438	433
Altice France S.A.
USD Term Loan B12, 3.93%, (3 Month USD LIBOR + 3.69%), 01/31/26 (k)	972	949
Aristocrat Technologies, Inc.
2018 1st Lien Term Loan, 2.00%, (3 Month USD LIBOR + 1.75%), 10/19/24 (k)	49	49
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (k)	49	48
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (k)	75	74
CenturyLink, Inc.
2020 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/15/27 (k)	108	105
Charter Communications Operating, LLC
2019 Term Loan B2, 1.96%, (1 Month USD LIBOR + 1.75%), 02/01/27 (k)	626	620
Cincinnati Bell, Inc.
2021 Term Loan B2, 3.75%, (SOFR 90-Day Average + 3.25%), 11/17/28 (k)	80	79
Colibri Group LLC
2022 Term Loan, 5.75%, (SOFR 30-Day Average + 5.00%), 03/04/29 (k) (n)	2	2
2022 Term Loan, 5.95%, (SOFR 180-Day Average + 5.00%), 03/04/29 (k) (n)	48	48
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (k)	82	81
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (k)	61	57
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.65%, (3 Month USD LIBOR + 2.25%), 01/22/28 (k)	245	239
2021 Term Loan B6, 3.40%, (3 Month USD LIBOR + 3.00%), 09/23/29 (k)	55	54

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
CSC Holdings, LLC
2017 Term Loan B1, 2.65%, (1 Month USD LIBOR + 2.25%), 07/15/25 (k)	477	468
2018 Incremental Term Loan, 2.65%, (3 Month USD LIBOR + 2.25%), 01/31/26 (k)	39	39
Diamond Sports Group, LLC
2022 First Priority Term Loan, 7.75%, 05/19/26 (k)	141	143
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (k)	585	198
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (k)	234	233
E.W. Scripps Company (The)
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (k)	96	95
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (k)	520	511
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (PRIME + 3.75%), 04/06/25 (k) (q)	40	33
2018 USD Term Loan B, 7.25%, (PRIME + 3.75%), 04/27/25 (k)	274	223
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (k)	973	955
Iridium Satellite LLC
2021 Term Loan B2, 3.25%, (3 Month USD LIBOR + 2.50%), 11/04/26 (k)	—	—
LCPR Loan Financing LLC
2021 Term Loan B, 4.15%, (3 Month USD LIBOR + 3.75%), 09/25/28 (k)	80	80
Level 3 Financing Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/27 (k)	247	242
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.73%, (1 Month USD LIBOR + 2.50%), 06/13/26 (k)	265	264
Northwest Fiber, LLC
2021 Term Loan, 4.14%, (1 Month USD LIBOR + 3.75%), 04/30/27 (k)	172	168
Playtika Holding Corp
2021 Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 03/11/28 (k)	119	117
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (k)	399	395
Red Ventures, LLC
2020 Term Loan B2, 2.71%, (1 Month USD LIBOR + 2.50%), 11/08/24 (k)	210	207
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 11/08/24 (k)	59	59
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	196	186
2017 2nd Lien Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 06/30/25 (k)	150	141
Sinclair Television Group Inc.
Term Loan B2B, 2.71%, (1 Month USD LIBOR + 2.50%), 07/18/26 (k)	88	85
Solis IV BV
USD Term Loan B1, 4.00%, (SOFR 90-Day Average + 3.50%), 02/09/29 (k)	490	480
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 3.75%, (6 Month USD LIBOR + 3.00%), 08/14/26 (k)	177	176
SRAM, LLC
2021 Term Loan B, 3.25%, (6 Month USD LIBOR + 2.75%), 05/12/28 (k)	89	88
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 05/12/28 (k)	24	23
2021 Term Loan B, 3.26%, (3 Month USD LIBOR + 2.75%), 05/12/28 (k)	11	11
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (k)	150	149
2022 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 05/06/28 (k)	220	217
Virgin Media Bristol LLC
USD Term Loan N, 2.90%, (3 Month USD LIBOR + 2.50%), 10/03/27 (k)	125	123
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (k)	128	127
Zayo Group Holdings, Inc.
USD Term Loan , 3.21%, (1 Month USD LIBOR + 3.00%), 02/18/27 (k)	499	485
		9,618
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.72%, (1 Month USD LIBOR + 3.50%), 01/30/27 (k)	373	367
2021 First Lien Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 02/15/27 (k)	75	74
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 02/04/28 (k)	119	117
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 4.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (k)	423	420
Amerilife Holdings LLC
2020 Term Loan, 4.23%, (3 Month USD LIBOR + 4.00%), 02/06/27 (k)	57	57
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (k)	228	224
AssuredPartners, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 02/12/27 (k)	74	73
2020 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 02/13/27 (k)	78	77
Asurion LLC
2020 Term Loan B8, 3.46%, (1 Month USD LIBOR + 3.25%), 12/31/23 (k)	1,325	1,295
2021 Term Loan B9, 3.46%, (1 Month USD LIBOR + 3.25%), 02/05/28 (k)	163	160
2021 2nd Lien Term Loan B3, 5.46%, (1 Month USD LIBOR + 5.25%), 02/05/28 (k)	270	264
2021 Second Lien Term Loan B4, 5.46%, (1 Month USD LIBOR + 5.25%), 01/15/29 (k)	145	142
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (k)	144	142
Broadstreet Partners, Inc.
2021 Term Loan B2, 3.75%, (1 Month USD LIBOR + 3.25%), 01/27/27 (k)	50	49
Citadel Securities LP
2021 Term Loan B, 2.80%, (1 Month USD LIBOR + 2.50%), 02/01/28 (k)	218	216
Crown Finance US, Inc.
2020 Term Loan B1, 8.25%, 05/23/24	41	49
2021 Incremental Term Loan B1, 9.25%, (6 Month USD LIBOR + 8.25%), 05/23/24 (k)	26	27
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (k)	282	217
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (k)	78	77
FinCo I LLC
2020 Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 06/27/25 (k)	98	97
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 04/21/28 (k)	50	49
Focus Financial Partners, LLC
2020 Term Loan, 2.10%, (1 Month USD LIBOR + 2.00%), 07/03/24 (k)	147	145
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 07/26/25 (k)	73	73
Harbourvest Partners, LLC
2018 Term Loan B, 2.49%, (3 Month USD LIBOR + 2.25%), 02/21/25 (k)	146	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Harland Clarke Holdings Corp.
Term Loan B7, 5.75%, (3 Month USD LIBOR + 4.75%), 10/31/23 (k)	14	13
Hightower Holdings LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 04/08/26 (k) (q)	90	89
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (k)	80	79
Hub International Limited
2018 Term Loan B, 3.19%, (3 Month USD LIBOR + 3.00%), 04/25/25 (k)	1	1
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 04/25/25 (k)	559	552
HUB International Limited
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (k)	122	122
ION Trading Finance Limited
2021 USD Term Loan, 4.97%, (1 Month USD LIBOR + 4.75%), 03/26/28 (k)	293	290
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (k)	237	213
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (k)	13	12
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 5.50%, (SOFR 90-Day Average + 5.00%), 10/22/28 (k)	60	59
Park Place Technologies, LLC
2020 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 11/10/27 (k)	99	99
RLG Holdings, LLC
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (k)	80	79
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.96%, (1 Month USD LIBOR + 1.75%), 02/07/27 (k)	165	163
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 05/30/25 (k)	125	123
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (k)	177	176
Superannuation and Investments US LLC
USD Term Loan , 4.25%, (1 Month USD LIBOR + 3.75%), 09/23/28 (k)	50	49
Tiger Acquisition, LLC
2021 Term Loan, 3.76%, (3 Month USD LIBOR + 3.25%), 05/21/28 (k)	109	105
Trans Union, LLC
2019 Term Loan B5, 1.96%, (1 Month USD LIBOR + 1.75%), 11/13/26 (k)	117	115
2021 Term Loan B6, 2.75%, (1 Month USD LIBOR + 2.25%), 11/16/28 (k)	35	34
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 2.50%, (3 Month USD LIBOR + 7.00%), 02/28/25 (k)	107	110
2021 Consented Term Loan, 1.75%, (3 Month USD LIBOR + 5.00%), 05/29/26 (k)	90	80
VFH Parent LLC
2022 Term Loan B, 3.50%, (SOFR 30-Day Average + 3.00%), 01/07/29 (k)	160	158
VS Buyer, LLC
Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 02/19/27 (k)	182	180
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR 90-Day Average + 2.25%), 10/14/28 (k)	50	49
		7,505
Health Care 0.6%
Accelerated Health Systems, LLC
2022 Term Loan B, 4.75%, (SOFR + 4.25%), 02/01/29 (k)	50	50
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/05/28 (k)	60	60
AHP Health Partners, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 08/23/28 (k)	60	59
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (j) (k)	97	100
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (k) (q)	112	110
2022 Term Loan B, 4.00%, (SOFR 30-Day Average + 3.50%), 01/27/29 (k)	658	650
Avantor Funding, Inc.
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (k)	159	157
Bausch Health Companies Inc.
Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 11/26/25 (k)	255	253
CHG Healthcare Services Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (k)	80	79
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (k)	276	275
Elanco Animal Health Incorporated
Term Loan B, 1.98%, (1 Month USD LIBOR + 1.75%), 02/04/27 (k)	355	349
Electron BidCo Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 10/29/28 (k)	95	94
Ensemble RCM, LLC
Term Loan, 4.05%, (3 Month USD LIBOR + 3.75%), 07/24/26 (k)	147	146
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (k)	573	572
Help At Home, Inc.
2020 Delayed Draw Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k)	6	6
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k)	47	46
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 2.25%, (1 Month USD LIBOR + 1.75%), 02/25/28 (k)	109	108
Hunter Holdco 3 Limited
USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/05/28 (k)	82	82
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (k)	403	401
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (k)	100	100
ICU Medical, Inc.
Term Loan B, 3.00%, (SOFR + 2.50%), 12/16/28 (k)	90	90
Insulet Corporation
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/29/28 (k)	139	138
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (k)	357	356
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (k)	89	87
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 3.50%, (SOFR + 3.00%), 10/15/27 (k)	160	159
MDVIP, Inc.
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.75%), 09/29/28 (k)	55	54
MED ParentCo LP
1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 08/01/26 (k)	88	87
2nd Lien Term Loan, 8.46%, (1 Month USD LIBOR + 8.25%), 07/31/27 (k)	35	35
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (k)	370	366
MJH Healthcare Holdings, LLC
2022 Term Loan B, 4.00%, (SOFR 30-Day Average + 3.50%), 01/24/29 (k) (n)	60	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Organon & Co
USD Term Loan , 3.56%, (3 Month USD LIBOR + 3.00%), 04/07/28 (k)	342	340
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/30/27 (k)	84	84
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (k)	280	278
Pathway Vet Alliance LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 03/31/27 (k) (q)	135	133
2021 Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 03/31/27 (k)	108	107
PetIQ, LLC
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 04/07/28 (k) (n)	119	119
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 4.00%), 06/20/26 (k)	124	122
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	10	10
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	45	44
2018 1st Lien Term Loan B, 4.72%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	47	46
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (k)	39	39
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 3.00%), 04/15/28 (k)	—	—
Rockwood Service Corporation
2020 Term Loan, 4.21%, (1 Month USD LIBOR + 4.00%), 12/21/26 (k)	158	157
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (k)	82	81
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 09/22/28 (k)	180	178
U.S. Renal Care, Inc.
2019 Term Loan B, 5.25%, (3 Month USD LIBOR + 5.00%), 06/11/26 (k)	233	213
Upstream Rehabilition, Inc.
2021 Term Loan, 4.59%, (SOFR + 4.25%), 11/20/26 (k)	144	143
US Radiology Specialists, Inc.
2020 Term Loan, 5.75%, (3 Month USD LIBOR + 5.25%), 12/10/27 (k)	74	74
Zelis Healthcare Corporation
2021 Delayed Draw Term Loan , 0.00%, 09/30/26 (k) (q)	9	9
2021 Term Loan, 3.73%, (1 Month USD LIBOR + 3.50%), 09/30/26 (k)	122	121
2021 Term Loan B, 3.73%, (1 Month USD LIBOR + 3.50%), 09/30/26 (k)	26	25
		7,451
Materials 0.4%
Aruba Investments, Inc.
2020 USD Term Loan, 4.75%, (6 Month USD LIBOR + 3.75%), 10/28/27 (k)	134	132
2020 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 7.75%), 10/28/28 (k) (q)	15	15
2020 2nd Lien Term Loan, 8.50%, (6 Month USD LIBOR + 7.75%), 10/28/28 (k)	25	25
Atkore International, Inc.
2021 Term Loan B, 2.56%, (3 Month USD LIBOR + 2.00%), 05/18/28 (k)	79	78
BCPE Empire Holdings, Inc.
2019 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 06/11/26 (k)	55	54
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 06/12/26 (k)	125	123
Berlin Packaging LLC
2021 First Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 03/11/28 (k) (q)	165	163
2021 First Lien Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/11/28 (k)	21	21
2021 First Lien Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 03/11/28 (k)	99	98
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (k)	124	123
Chemours Company (The)
2021 Term Loan B, 6.50%, (SOFR 90-Day Average + 5.75%), 11/15/28 (k) (n)	45	44
Consolidated Energy Finance, S.A.
Term Loan B, 2.96%, (6 Month USD LIBOR + 2.50%), 05/07/25 (k)	214	206
2021 Incremental Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 05/07/25 (k) (n)	139	137
Diamond (BC) B.V.
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 09/14/28 (k)	135	132
Element Solutions Inc.
2019 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/26 (k) (q)	—	—
2019 Term Loan B1, 2.21%, (3 Month USD LIBOR + 2.00%), 01/31/26 (k)	54	54
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.21%, (3 Month USD LIBOR + 3.00%), 06/20/25 (k)	123	122
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (k)	387	386
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (k)	96	94
Hexion Holdings Corporation
2022 USD Term Loan, 5.00%, (SOFR 90-Day Average + 4.50%), 03/02/29 (k)	200	195
2022 USD 2nd Lien Term Loan, 7.05%, (SOFR 90-Day Average + 7.00%), 02/09/30 (k)	50	48
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.55%, (6 Month USD LIBOR + 4.75%), 02/04/26 (k)	84	77
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3 Month USD LIBOR + 2.50%), 09/19/25 (k)	154	151
Neenah, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 03/18/28 (k)	69	69
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan , 0.00%, 09/22/28 (k) (q)	11	11
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/22/28 (k)	79	77
Novolex
Term Loan , 0.00%, (SOFR + 4.25%), 03/30/29 (k) (q)	525	516
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/21/28 (k)	125	121
2021 USD Term Loan B, 0.00%, (SOFR + 4.50%), 11/09/28 (k) (n) (q)	130	128
Pixelle Specialty Solutions LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 6.50%), 10/31/24 (k) (q)	40	39
Term Loan B, 7.50%, (1 Month USD LIBOR + 6.50%), 10/31/24 (k)	59	58
Pregis TopCo Corporation
1st Lien Term Loan, 4.21%, (1 Month USD LIBOR + 4.00%), 07/25/26 (k)	73	72
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 07/31/26 (k)	75	73
Ring Container Technologies Group, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/12/28 (k)	—	—
2021 Term Loan B, 4.27%, (3 Month USD LIBOR + 3.75%), 08/12/28 (k)	84	83
Runner Buyer, Inc.
2021 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 10/08/28 (k) (n)	70	67

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Sabert Corporation
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 11/22/26 (k)	140	135
Smyrna Ready Mix Concrete
Term Loan , 0.00%, (SOFR + 4.25%), 03/24/29 (k) (q)	45	44
Spa Holdings 3 Oy
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 03/18/28 (k) (q)	95	92
Starfruit Finco B.V
2018 USD Term Loan B, 3.21%, (3 Month USD LIBOR + 3.00%), 09/10/25 (k)	322	317
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (k)	159	155
White Cap Buyer LLC
Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 10/08/27 (k)	153	151
		4,686
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.96%, (3 Month USD LIBOR + 3.75%), 09/19/25 (k)	40	34
2021 Incremental Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 10/01/25 (k)	35	31
Avis Budget Car Rental, LLC
2022 Term Loan C, 4.00%, (SOFR 30-Day Average + 3.50%), 03/15/29 (k)	80	79
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.39%, (1 Month USD LIBOR + 2.00%), 01/26/24 (k)	78	78
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 03/17/28 (k)	74	73
Chobani, LLC
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 10/20/27 (k)	137	135
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (k)	154	152
Del Monte Foods, Inc.
Term Loan , 0.00%, (SOFR + 4.25%), 02/15/29 (k) (q)	200	197
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 12/16/27 (k)	99	97
Froneri International Ltd.
2020 USD Term Loan, 2.46%, (1 Month USD LIBOR + 2.25%), 01/29/27 (k)	177	173
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (k)	281	278
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (k)	50	47
kdc/one Development Corporation, Inc.
2020 Term Loan B, 3.96%, (1 Month USD LIBOR + 3.75%), 12/21/25 (k)	99	97
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (k)	174	161
PECF USS Intermediate Holding III Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/04/28 (k) (q)	80	79
Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 11/04/28 (k)	—	—
Term Loan B, 4.76%, (3 Month USD LIBOR + 4.25%), 11/04/28 (k)	120	118
Reynolds Consumer Products LLC
Term Loan, 1.96%, (1 Month USD LIBOR + 1.75%), 01/30/27 (k)	150	148
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (k)	107	104
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (k)	189	184
US Foods, Inc.
2019 Term Loan B, 2.51%, (3 Month USD LIBOR + 2.00%), 08/14/26 (k)	122	120
Verscend Holding Corp.
2021 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 08/27/25 (k)	285	284
		2,669
Energy 0.2%
Apergy Corporation
2020 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 05/29/27 (k)	73	73
BCP Raptor, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 06/07/24 (k)	157	157
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (1 Month USD LIBOR + 7.00%), 07/23/23 (k)	59	58
Citgo Petroleum Corporation
2019 Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 03/28/24 (k)	120	120
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (k)	478	475
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 5.50%, (1 Month USD LIBOR + 4.75%), 04/20/27 (k)	56	56
Delek US Holdings, Inc.
2018 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/16/25 (k)	83	81
2020 Incremental Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 03/31/25 (k)	88	87
EG America LLC
2018 USD Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 02/06/25 (k)	449	441
Esdec Solar Group B.V.
Term Loan B, 5.75%, (6 Month USD LIBOR + 5.00%), 08/23/28 (k)	68	67
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (k)	98	97
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (k)	13	12
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (k)	65	62
ITT Holdings LLC
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 07/30/28 (k)	60	59
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 02/10/24 (k)	140	116
2022 Incremental Term Loan, 4.24%, (3 Month USD LIBOR + 4.00%), 02/15/24 (k)	22	18
Pilot Travel Centers LLC
2021 Term Loan B, 2.21%, (3 Month USD LIBOR + 2.00%), 07/29/28 (k)	150	147
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (SOFR 90-Day Average + 4.25%), 09/22/24 (k)	80	80
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (k)	135	133
		2,339
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 06/18/25 (k)	216	213
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 12/11/25 (k)	145	143
1st Lien Term Loan B3, 2.19%, (1 Month USD LIBOR + 1.75%), 12/11/25 (k)	36	35
		391
Real Estate 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 08/15/25 (k)	278	274

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
KREF Holdings X LLC
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/10/22 (k)	84	83
		357
Total Senior Floating Rate Instruments (cost $79,028)		78,175
COMMON STOCKS 0.1%
Energy 0.1%
Alamo Group Inc. (g) (j)	4	216
California Resources Corporation	2	72
Chesapeake Energy Corporation (g)	5	409
		697
Consumer Discretionary 0.0%
Caesars Entertainment, Inc. (g)	1	93
CEC Entertainment Company, LLC (g) (n)	5	105
		198
Health Care 0.0%
ACNR Holdings Inc. (g) (j)	—	185
Perrigo Company Public Limited Company (g) (n)	7	7
		192
Communication Services 0.0%
Altice USA, Inc. - Class A (g)	4	49
Frontier Communications Parent, Inc. (g)	2	56
		105
Information Technology 0.0%
Micron Technology, Inc. (g)	1	75
Total Common Stocks (cost $528)		1,267
PREFERRED STOCKS 0.0%
Utilities 0.0%
Pacific Gas And Electric Company, 5.50%, 08/16/23 (g) (m)	1	112
Total Preferred Stocks (cost $117)		112
WARRANTS 0.0%
California Resources Corporation (g)	—	6
Cineworld Group PLC (g) (j)	12	2
Total Warrants (cost $0)		8
SHORT TERM INVESTMENTS 11.4%
Investment Companies 10.8%
JNL Government Money Market Fund, 0.01% (r) (s)	140,321	140,321
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.23% (r) (s)	7,573	7,573
Total Short Term Investments (cost $147,894)		147,894
Total Investments 108.0% (cost $1,436,531)		1,395,737
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (8.0)%		(103,188)
Total Net Assets 100.0%		1,292,544

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $58,127.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $169,055 and 13.1% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(f) All or a portion of the security was on loan as of March 31, 2022.

(g) Non-income producing security.

(h) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(q) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	991	975	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/22)	06/27/19	290	291	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	125	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	81	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	109	107	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	30	158	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	52	247	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	24	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	10	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	198	173	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	342	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	79	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	9	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	179	—
		6,053	2,800	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	52	June 2022	6,551	13	(161)
United States 2 Year Note	65	July 2022	13,951	11	(176)
United States 5 Year Note	2	July 2022	229	(3)	—
				21	(337)
Short Contracts
United States Long Bond	(25)	June 2022	(3,860)	(21)	108
United States Ultra Bond	(5)	June 2022	(920)	(5)	35
				(26)	143

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	1.75	(A)	06/15/24	196	—	2
U.S. SOFR (A)	Paying	1.75	(A)	06/15/27	1,820	(1)	(42)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32	201	1	(5)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/52	39	—	(1)
						—	(46)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	577,014	—	577,014
Corporate Bonds And Notes	—	478,404	405	478,809
Non-U.S. Government Agency Asset-Backed Securities	—	112,458	—	112,458
Senior Floating Rate Instruments	—	76,935	1,240	78,175
Common Stocks	754	401	112	1,267
Preferred Stocks	112	—	—	112
Warrants	6	2	—	8
Short Term Investments	147,894	—	—	147,894
	148,766	1,245,214	1,757	1,395,737
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	143	—	—	143
Centrally Cleared Interest Rate Swap Agreements	—	2	—	2
	143	2	—	145
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(337)	—	—	(337)
Centrally Cleared Interest Rate Swap Agreements	—	(48)	—	(48)
	(337)	(48)	—	(385)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.7%
United States of America 57.7%
Alliant Energy Corporation (a)	302	18,865
American Tower Corporation	186	46,677
Atmos Energy Corporation	77	9,149
Avista Corporation	143	6,473
CenterPoint Energy, Inc.	741	22,709
Cheniere Energy, Inc.	158	21,955
CSX Corp. (a)	901	33,747
Dominion Energy, Inc.	620	52,645
DT Midstream, Inc.	368	19,969
Entergy Corporation	278	32,425
Enterprise Products Partners LP	617	15,931
Evergy, Inc.	357	24,426
FirstEnergy Corp.	669	30,656
NextEra Energy, Inc.	647	54,835
Norfolk Southern Corporation	111	31,699
Pinnacle West Capital Corp.	261	20,350
PPL Corporation	678	19,362
Republic Services Inc.	117	15,493
SBA Communications Corporation (a)	99	33,887
Sempra Energy	247	41,460
Xcel Energy Inc. (a)	483	34,874
		587,587
Australia 10.5%
Atlas Arteria Limited	3,123	15,194
Aurizon Holdings Limited	6,983	19,223
Transurban Group	7,176	72,443
		106,860
Spain 4.9%
AENA, S.M.E., S.A. (a) (b)	225	37,365
Iberdrola, Sociedad Anonima	1,161	12,694
		50,059
France 4.7%
Getlink S.E.	476	8,567
Rubis	502	14,804
VINCI	236	24,240
		47,611
Canada 4.3%
Emera Inc.	499	24,784
Pembina Pipeline Corporation	513	19,312
		44,096
United Kingdom 2.9%
Severn Trent PLC	370	14,967
SSE PLC	633	14,525
		29,492
Mexico 2.6%
Grupo Aeroportuario del Sureste SAB de CV - Class B	579	12,894
Promotora y Operadora de Infraestructura SAB de CV	1,693	13,438
		26,332
China 2.6%
Guangdong Investment Ltd.	10,212	13,945
Jiangsu Expressway Co. Ltd. - Class H	11,582	12,083
		26,028
Italy 2.3%
Atlantia SpA	165	3,443
Hera S.p.A.	1,249	4,615
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (b)	1,339	15,015
		23,073
Brazil 1.8%
CCR S.A.	6,519	18,815
Switzerland 1.6%
Flughafen Zurich AG - Class N (a)	92	16,541
Denmark 1.1%
Orsted A/S (b)	85	10,708
Hong Kong 1.0%
China Gas Holdings Ltd.	7,606	9,752
Japan 0.7%
West Japan Railway Co.	168	7,029
Total Common Stocks (cost $892,508)		1,003,983
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (c) (d)	11,150	11,150
Total Short Term Investments (cost $11,150)		11,150
Total Investments 99.8% (cost $903,658)		1,015,133
Other Assets and Liabilities, Net 0.2%		2,538
Total Net Assets 100.0%		1,017,671

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	06/18/20	35,550	37,365	3.7
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/24/20	15,038	15,015	1.5
Orsted A/S	02/16/22	8,948	10,708	1.0
		59,536	63,088	6.2
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	676,830	327,153	—	1,003,983
Short Term Investments	11,150	—	—	11,150
	687,980	327,153	—	1,015,133

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 68.3%
United States of America 13.8%
Treasury, United States Department of
1.75%, 12/31/24	27,450	26,901
2.13%, 05/15/25	8,180	8,079
2.63%, 12/31/25	15,589	15,640
1.63%, 02/15/26 - 10/31/26	16,850	16,252
		66,872
Indonesia 10.0%
The Republic of Indonesia, The Government of
8.38%, 03/15/24, IDR	12,990,000	972
6.50%, 06/15/25, IDR	377,687,000	27,391
5.50%, 04/15/26, IDR	287,520,000	20,043
		48,406
Norway 7.4%
Stortinget
2.00%, 05/24/23, NOK	168,187	19,215
3.00%, 03/14/24, NOK	141,513	16,351
1.75%, 03/13/25, NOK	2,588	289
		35,855
South Korea 7.4%
The Bank of Korea
0.91%, 04/02/23, KRW	5,850,000	4,770
The Republic of Korea, Government of
1.25%, 12/10/22, KRW	5,930,000	4,871
2.25%, 09/10/23, KRW	496,200	410
1.88%, 03/10/24, KRW	6,797,000	5,560
1.38%, 09/10/24, KRW	11,502,410	9,234
3.00%, 09/10/24, KRW	7,490,000	6,248
1.75%, 09/10/26, KRW	5,966,000	4,698
		35,791
Brazil 6.5%
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (a)	102,900	16,870
10.00%, 01/01/25 - 01/01/31, BRL	74,870	14,891
		31,761
Argentina 4.7%
Presidencia De La Nacion
0.00%, 04/18/22 - 06/30/22, ARS (b) (c)	518,258	3,947
1.30%, 09/20/22, ARS (c)	213,485	2,307
1.40%, 03/25/23, ARS (c)	606,879	6,900
1.45%, 08/13/23, ARS (c)	39,681	411
16.00%, 10/17/23, ARS	472,583	1,649
1.50%, 03/25/24, ARS (c)	518,980	5,819
15.50%, 10/17/26, ARS	885,973	1,889
		22,922
India 4.4%
India, Government of
8.20%, 09/24/25, INR	130,800	1,847
5.15%, 11/09/25, INR	254,100	3,279
7.59%, 01/11/26, INR	545,400	7,574
7.27%, 04/08/26, INR	586,900	8,072
Ministry of Defence
8.13%, 09/21/22, INR	48,000	645
		21,417
Colombia 3.8%
Ministerio de Hacienda y Credito Publico
5.75%, 11/03/27, COP	3,026,000	675
Presidencia de la República de Colombia
4.38%, 03/21/23, COP	592,000	151
10.00%, 07/24/24, COP	7,757,000	2,106
6.25%, 11/26/25, COP	4,399,000	1,054
7.50%, 08/26/26, COP	58,228,300	14,390
9.85%, 06/28/27, COP	942,000	260
		18,636
Thailand 3.3%
Bank of Thailand
0.66%, 11/22/23, THB	169,970	5,107
Thailand, Kingdom of
0.75%, 09/17/24, THB	166,350	4,957
1.00%, 06/17/27, THB	201,370	5,863
		15,927
Ghana 3.2%
Ghana, Government of
18.25%, 07/25/22, GHS	5,437	717
17.60%, 11/28/22 - 02/20/23, GHS	4,510	585
18.50%, 01/02/23, GHS	1,370	180
20.75%, 01/16/23, GHS	2,290	304
16.50%, 02/06/23, GHS	2,080	268
17.25%, 07/31/23, GHS	5,020	641
18.85%, 09/28/23, GHS	13,097	1,701
19.25%, 11/27/23 - 12/18/23, GHS	5,738	746
17.70%, 03/18/24, GHS	2,220	281
19.75%, 03/25/24 - 03/15/32, GHS	37,620	4,617
18.30%, 03/02/26, GHS	10,670	1,304
19.00%, 11/02/26, GHS	33,440	4,118
		15,462
Ecuador 2.9%
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (e)	5,235	4,378
1.00%, 07/31/35 (d) (e) (f)	13,431	8,764
0.50%, 07/31/40 (d) (e)	1,409	803
		13,945
Mexico 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 12/07/23, MXN	34,629	1,734
10.00%, 12/05/24, MXN	13,340	696
		2,430
Sri Lanka 0.4%
The Democratic Socialist Republic of Sri Lanka
5.75%, 04/18/23 (e)	200	98
6.35%, 06/28/24 (e)	400	200
6.85%, 11/03/25 (e)	710	348
6.20%, 05/11/27 (e)	2,050	974
6.75%, 04/18/28 (e)	200	95
7.85%, 03/14/29 (e)	202	96
		1,811
Total Government And Agency Obligations (cost $414,635)		331,235
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (e) (g) (h) (i)	10,664	—
0.00%, 12/31/22, EUR (e) (g) (h) (i)	4,042	—
K2016470260 South Africa Ltd
0.00%, 12/31/22 (e) (h) (i)	4,910	—
Total Corporate Bonds And Notes (cost $11,953)		—
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (h) (j)	624	—
Edcon Holdings Ltd. - Class A (h) (j)	124,902	—
Edcon Holdings Ltd. - Class B (h) (j)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 30.1%
Investment Companies 19.6%
JNL Government Money Market Fund, 0.01% (k) (l)	95,068	95,068
Treasury Securities 10.4%
Presidencia Da Republica Federativa Do Brasil
6.57%, 01/01/24, BRL (b)	25,250	4,345
7.13%, 01/01/25, BRL (b)	127,990	19,599
Prime Minister's Office Singapore
0.68%, 05/13/22, SGD (b)	1,520	1,121
0.64%, 05/20/22, SGD (b)	19,730	14,545
0.75%, 01/24/23, SGD (b)	10,710	7,841
Thailand, Kingdom of
0.48%, 06/22/22, THB (b)	96,770	2,907
		50,358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (k) (l)	358	358
Total Short Term Investments (cost $145,816)		145,784
Total Investments 98.4% (cost $572,510)		477,019
Other Derivative Instruments (1.5)%		(7,268)
Other Assets and Liabilities, Net 3.1%		14,924
Total Net Assets 100.0%		484,675

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) The coupon rate represents the yield to maturity.

(c) Treasury inflation indexed note, par amount is not adjusted for inflation.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $15,756 and 3.3% of the Fund.

(f) All or a portion of the security was on loan as of March 31, 2022.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
Edcon Holdings Ltd.	08/03/21	—	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/EUR	HSB	05/03/22	EUR	(7,572)	(8,389)	620
CAD/EUR	CIT	08/03/22	EUR	(17,648)	(19,646)	661
CAD/EUR	HSB	08/03/22	EUR	(25,281)	(28,143)	1,071
CLP/USD	JPM	04/05/22	CLP	1,586,402	2,018	184
CLP/USD	GSC	04/11/22	CLP	833,195	1,059	26
CLP/USD	JPM	04/11/22	CLP	2,617,700	3,326	204
CLP/USD	GSC	05/03/22	CLP	2,132,953	2,700	76
CLP/USD	GSC	05/11/22	CLP	1,562,617	1,975	5
CLP/USD	GSC	05/16/22	CLP	1,017,110	1,284	24
CLP/USD	GSC	06/15/22	CLP	6,357,249	7,984	243
CLP/USD	JPM	06/17/22	CLP	3,027,490	3,801	134
CLP/USD	JPM	06/29/22	CLP	1,586,402	1,988	8
CLP/USD	GSC	08/08/22	CLP	1,632,406	2,032	87
CLP/USD	JPM	10/26/22	CLP	1,586,398	1,951	37
CLP/USD	GSC	03/07/23	CLP	1,093,010	1,321	27
CNY/USD	JPM	05/11/22	CNY	65,439	10,293	69
CNY/USD	BOA	06/08/22	CNY	39,480	6,201	89
CNY/USD	BOA	06/09/22	CNY	32,929	5,171	(6)
CNY/USD	CIT	06/09/22	CNY	50,901	7,994	114
CNY/USD	JPM	06/10/22	CNY	19,534	3,068	42
CNY/USD	HSB	06/15/22	CNY	47,333	7,431	(6)
CNY/USD	CIT	07/12/22	CNY	43,430	6,810	71
CNY/USD	HSB	07/18/22	CNY	47,025	7,372	57
CNY/USD	JPM	08/22/22	CNY	71,403	11,178	11
EUR/JPY	DUB	04/19/22	JPY	(2,780,184)	(22,872)	829
EUR/JPY	HSB	04/25/22	JPY	(906,229)	(7,456)	165
INR/USD	JPM	04/07/22	INR	234,571	3,095	5
INR/USD	CIT	04/08/22	INR	227,904	3,006	(2)
INR/USD	JPM	04/08/22	INR	303,418	4,002	3
INR/USD	CIT	04/12/22	INR	274,717	3,622	19
INR/USD	HSB	04/12/22	INR	274,976	3,626	25
INR/USD	HSB	04/18/22	INR	573,585	7,558	114
INR/USD	CIT	05/10/22	INR	170,487	2,241	(13)
INR/USD	HSB	05/17/22	INR	477,854	6,277	64
INR/USD	CIT	06/15/22	INR	386,215	5,057	55
INR/USD	JPM	07/27/22	INR	233,908	3,049	(22)
JPY/EUR	DUB	04/19/22	EUR	(21,400)	(23,701)	(534)
JPY/EUR	HSB	04/25/22	EUR	(6,880)	(7,621)	(102)
JPY/USD	JPM	04/12/22	JPY	404,340	3,326	(294)
KRW/USD	CIT	04/21/22	KRW	4,776,100	3,939	(68)
KRW/USD	BNP	05/03/22	KRW	16,369,400	13,498	(153)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	CIT	06/03/22	KRW	16,730,000	13,792	(181)
KRW/USD	CIT	06/07/22	KRW	6,330,000	5,218	(38)
KRW/USD	GSC	06/07/22	KRW	10,540,000	8,689	(75)
KRW/USD	JPM	06/15/22	KRW	4,815,100	3,970	65
KRW/USD	JPM	07/21/22	KRW	4,717,200	3,891	(60)
KRW/USD	CIT	08/03/22	KRW	16,565,800	13,667	(143)
MXN/USD	CIT	04/13/22	MXN	153,897	7,734	340
MXN/USD	CIT	05/31/22	MXN	153,897	7,666	335
NOK/EUR	DUB	06/15/22	EUR	(2,028)	(2,251)	97
NOK/EUR	DUB	06/16/22	EUR	(3,100)	(3,442)	149
NOK/EUR	DUB	06/20/22	EUR	(11,752)	(13,050)	651
NOK/EUR	DUB	09/15/22	EUR	(2,093)	(2,336)	20
NZD/USD	BOA	06/17/22	NZD	2,520	1,746	56
NZD/USD	CIT	09/21/22	NZD	2,970	2,053	32
NZD/USD	JPM	09/21/22	NZD	11,270	7,789	105
RUB/USD	JPM	04/01/22	RUB	62,172	760	206
RUB/USD	MSC	05/23/22	RUB	543,875	6,323	(643)
RUB/USD	JPM	05/25/22	RUB	62,948	731	34
RUB/USD	DUB	06/10/22	RUB	573,145	6,564	(738)
RUB/USD	JPM	08/24/22	RUB	112,555	1,208	(202)
RUB/USD	MSC	08/24/22	RUB	336,771	3,613	(282)
RUB/USD	DUB	09/15/22	RUB	334,266	3,516	(646)
SEK/EUR	DUB	04/14/22	EUR	(1,615)	(1,788)	(45)
SEK/EUR	DUB	04/19/22	EUR	(5,515)	(6,108)	(213)
SEK/EUR	DUB	05/18/22	EUR	(12,347)	(13,688)	(273)
SEK/EUR	JPM	05/18/22	EUR	(635)	(704)	11
SEK/EUR	DUB	06/15/22	EUR	(1,720)	(1,909)	(54)
SEK/EUR	DUB	07/06/22	EUR	(735)	(817)	(7)
SEK/EUR	DUB	07/19/22	EUR	(5,505)	(6,122)	(210)
SEK/EUR	DUB	09/19/22	EUR	(7,708)	(8,605)	111
SGD/USD	MSC	04/21/22	SGD	1,390	1,026	(6)
SGD/USD	CIT	04/25/22	SGD	1,110	819	(5)
SGD/USD	MSC	04/25/22	SGD	1,100	812	(5)
USD/AUD	JPM	04/12/22	AUD	(4,920)	(3,685)	(91)
USD/AUD	HSB	05/17/22	AUD	(11,362)	(8,514)	(403)
USD/AUD	CIT	08/08/22	AUD	(11,370)	(8,534)	(396)
USD/AUD	JPM	08/11/22	AUD	(11,360)	(8,527)	(394)
USD/CLP	JPM	04/05/22	CLP	(1,586,402)	(2,018)	(7)
USD/EUR	DUB	04/19/22	EUR	(11,320)	(12,537)	283
USD/EUR	CIT	07/21/22	EUR	(8,490)	(9,443)	362
USD/EUR	CIT	07/26/22	EUR	(3,240)	(3,605)	190
USD/EUR	DUB	09/22/22	EUR	(7,890)	(8,809)	23
USD/EUR	HSB	09/22/22	EUR	(6,880)	(7,681)	11
USD/JPY	JPM	04/12/22	JPY	(404,340)	(3,326)	222
USD/MXN	CIT	04/13/22	MXN	(153,897)	(7,735)	(378)
USD/MXN	CIT	05/31/22	MXN	(153,897)	(7,665)	(713)
USD/RUB	JPM	04/01/22	RUB	(62,172)	(761)	(200)
USD/RUB	MSC	05/23/22	RUB	(543,875)	(6,323)	(2,386)
USD/RUB	JPM	05/25/22	RUB	(62,948)	(731)	(227)
USD/RUB	DUB	06/10/22	RUB	(573,145)	(6,564)	(2,516)
USD/RUB	JPM	08/24/22	RUB	(112,555)	(1,208)	(462)
USD/RUB	MSC	08/24/22	RUB	(336,771)	(3,613)	(1,381)
USD/RUB	DUB	09/15/22	RUB	(334,266)	(3,516)	(1,130)
					(32,603)	(7,268)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	331,235	—	331,235
Corporate Bonds And Notes	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	95,426	50,358	—	145,784
	95,426	381,593	—	477,019
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	8,442	—	8,442
	—	8,442	—	8,442

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(15,710)	—	(15,710)
	—	(15,710)	—	(15,710)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 69.6%
United States of America 45.6%
10X Genomics, Inc. - Class A (a)	2	183
3M Company	6	882
Abbott Laboratories	10	1,146
AbbVie Inc.	22	3,643
Acuity Brands, Inc.	3	514
Adobe Inc. (a)	2	925
Advanced Micro Devices, Inc. (a)	2	212
Agilent Technologies, Inc.	9	1,226
Air Products and Chemicals, Inc.	13	3,230
Airbnb, Inc. - Class A (a)	2	344
Albertsons Companies, Inc. - Class A	11	377
Allegion Public Limited Company	5	522
Alphabet Inc. - Class A (a)	6	17,039
Alphabet Inc. - Class C (a)	2	5,066
Amazon.com, Inc. (a)	3	9,832
American Electric Power Company, Inc. (a)	24	2,442
American Express Company	18	3,293
American Financial Group, Inc.	6	803
American Tower Corporation	6	1,580
American Water Works Company, Inc.	5	821
AMETEK, Inc.	5	634
Amgen Inc. (a)	13	3,150
Amphenol Corporation - Class A	21	1,562
Analog Devices, Inc. (a)	7	1,156
Anthem, Inc.	4	2,088
AO Smith Corp.	3	207
Apa Corp. (a)	23	971
Apple Inc. (a)	113	19,667
Applied Materials, Inc. (a)	2	223
AppLovin Corporation - Class A (a)	2	110
Aptiv PLC (a)	4	527
Archer-Daniels-Midland Company	26	2,355
Arista Networks, Inc. (a)	2	254
Array Tech, Inc. (a)	42	479
Arrow Electronics, Inc. (a)	6	671
Autodesk, Inc. (a)	6	1,240
Automatic Data Processing, Inc. (a)	3	582
AutoNation, Inc. (a)	3	329
AutoZone, Inc. (a)	—	307
Avalara, Inc. (a)	6	623
Bank of America Corporation	160	6,585
Bank OZK (a)	5	211
Bath & Body Works, Inc.	4	202
Berkshire Hathaway Inc. - Class B (a)	11	3,890
Best Buy Co., Inc.	3	238
Bill.Com Holdings Inc. (a)	8	1,791
BlackRock, Inc.	2	1,321
Booking Holdings Inc. (a)	1	2,297
Bristol-Myers Squibb Company	28	2,045
Broadcom Inc. (a)	1	623
Brown-Forman Corp. - Class B	12	793
Builders FirstSource, Inc. (a)	15	980
BWXT Government Group, Inc.	10	548
Cable One, Inc.	—	482
Cadence Design Systems Inc. (a)	10	1,686
Catalent Inc. (a)	20	2,165
Cboe Global Markets, Inc.	2	211
CBRE Group, Inc. - Class A (a)	27	2,438
Certara, Inc. (a)	2	39
CF Industries Holdings Inc.	14	1,452
Charter Communications, Inc. - Class A (a)	3	1,837
Chevron Corporation	44	7,132
Cisco Systems, Inc. (a)	58	3,231
Citigroup Inc.	19	998
Cognex Corp. (a)	3	200
Cognizant Technology Solutions Corp. - Class A (a)	10	878
Colgate-Palmolive Co.	27	2,031
Comcast Corporation - Class A (a)	65	3,025
Comerica Inc.	10	944
ConocoPhillips	79	7,917
Constellation Brands, Inc. - Class A	4	921
Constellation Energy Group, Inc. (a)	3	187
Continental Resources Inc.	5	288
CoStar Group, Inc. (a)	10	653
Costco Wholesale Corporation (a)	—	173
CrowdStrike Holdings, Inc. - Class A (a)	1	250
Crown Castle International Corp.	8	1,479
Curtiss-Wright Corp.	2	244
CVS Health Corporation	23	2,334
D.R. Horton, Inc.	3	187
Danaher Corporation	8	2,486
Danimer Scientific, Inc. - Class A (a) (b)	2	9
Deckers Outdoor Corp. (a)	1	217
Deere & Company	12	4,865
Devon Energy Corporation	4	215
Dick's Sporting Goods Inc. (b)	5	497
Dish Network Corporation - Class A (a)	57	1,812
Dominion Energy, Inc.	4	382
Domino's Pizza, Inc.	3	1,161
Dover Corporation	2	314
Dropbox, Inc. - Class A (a)	10	221
DTE Energy Company	15	2,034
Duke Energy Corporation	20	2,258
DXC Technology Company (a)	28	927
Ecolab Inc.	5	817
Edison International	46	3,243
Edwards Lifesciences Corporation (a)	9	1,017
Eli Lilly & Co.	9	2,603
Emerson Electric Co.	48	4,661
Enterprise Products Partners LP	62	1,607
Equifax Inc.	4	852
Estee Lauder Cos. Inc. - Class A	1	381
Evercore Inc. - Class A	3	341
Exelon Corporation (a)	17	796
Expeditors International of Washington Inc. (a)	2	219
Extra Space Storage Inc.	1	274
Exxon Mobil Corporation	53	4,372
Facebook, Inc. - Class A (a)	17	3,670
FactSet Research Systems Inc.	3	1,277
Fair Isaac Corporation (a)	1	291
Fastenal Co. (a)	24	1,430
Fidelity National Financial, Inc. - Class A	22	1,077
First American Financial Corporation	9	557
Flowers Foods Inc.	15	381
Gartner Inc. (a)	2	716
General Dynamics Corporation	3	822
Genuine Parts Co.	2	230
Gilead Sciences, Inc. (a)	51	3,042
Gitlab Inc. - Class A (a)	1	49
Grand Canyon Education, Inc. (a)	2	237
Guardant Health, Inc. (a)	2	126
Haemonetics Corp. (a)	7	444
HashiCorp, Inc. - Class A (a) (b)	1	81
Henry Schein Inc. (a)	2	218
Hershey Co.	11	2,444
Hewlett Packard Enterprise Company	14	234
Hologic Inc. (a)	20	1,523
Honeywell International Inc. (a)	11	2,090
HP Inc.	45	1,649
IDEXX Laboratories, Inc. (a)	3	1,873
Illinois Tool Works Inc.	14	2,872
Illumina, Inc. (a)	5	1,639
Ingersoll Rand Inc.	14	705
Intel Corporation (a)	95	4,701
Intercontinental Exchange, Inc.	10	1,318
International Business Machines Corporation	2	231
Intuit Inc. (a)	11	5,116
Intuitive Surgical, Inc. (a)	8	2,534
Jabil Inc.	12	739
JB Hunt Transport Services Inc. (a)	4	895
Jefferies Financial Group Inc.	17	573
Johnson & Johnson	29	5,227
Jones Lang LaSalle Incorporated (a)	4	953
JPMorgan Chase & Co.	37	5,003
Juniper Networks, Inc.	8	307
KeyCorp	80	1,782

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Keysight Technologies, Inc. (a)	6	1,006
Knight-Swift Transportation Holdings Inc. - Class A	13	646
Kohl's Corporation	9	574
Laboratory Corporation of America Holdings (a)	7	1,755
Lamb Weston Holdings Inc.	4	221
Landstar System Inc. (a)	3	453
Las Vegas Sands Corp. (a)	14	563
Lazard Ltd - Class A	8	276
Lennar Corporation - Class A	2	198
Lithia Motors Inc. - Class A	1	233
LKQ Corporation	5	214
Lockheed Martin Corporation	15	6,417
Louisiana-Pacific Corp.	7	429
Lululemon Athletica Inc. (a)	1	461
LyondellBasell Industries N.V. - Class A	7	694
Manhattan Associates Inc. (a)	2	239
MarketAxess Holdings Inc. (a)	1	204
Marqeta, Inc. - Class A (a)	6	70
Marsh & McLennan Companies, Inc.	8	1,347
Martin Marietta Materials Inc.	6	2,130
Masco Corporation	4	201
MasterCard Incorporated - Class A	8	3,023
Match Group Holdings II, LLC (a)	4	485
McDonald's Corporation	11	2,751
Merck & Co., Inc.	29	2,413
MetLife, Inc.	10	668
Mettler-Toledo International Inc. (a)	4	5,579
MGIC Investment Corp.	27	359
Micron Technology, Inc. (a)	45	3,530
Microsoft Corporation (a)	85	26,154
Mirati Therapeutics, Inc. (a)	2	148
Moderna, Inc. (a)	2	279
Molina Healthcare, Inc. (a)	1	243
Monolithic Power Systems Inc. (a)	3	1,675
Monster Beverage 1990 Corporation (a)	20	1,560
Morgan Stanley	20	1,748
MOS Holdings Inc.	10	662
Motorola Solutions Inc.	8	2,025
MSCI Inc. - Class A	2	838
National Fuel Gas Company	7	467
National Instruments Corp. (a)	5	219
Neurocrine Biosciences, Inc. (a)	3	244
NextEra Energy, Inc.	15	1,277
NIKE, Inc. - Class B	14	1,823
NiSource Inc.	15	479
Northrop Grumman Systems Corp.	10	4,494
NRG Energy, Inc.	17	640
Nucor Corporation	23	3,360
NVIDIA Corporation (a)	17	4,711
NVR, Inc. (a)	—	197
Okta, Inc. - Class A (a)	3	453
Olaplex Holdings, Inc. (a)	3	45
Old Dominion Freight Line Inc. (a)	4	1,213
Old Republic International Corp.	23	583
Olin Corporation	12	626
Oracle Corporation	24	1,979
O'Reilly Automotive, Inc. (a)	—	262
Organon & Co.	19	648
Otis Worldwide Corporation	15	1,191
Owens Corning Inc.	8	753
Paycom Software, Inc. (a)	2	520
Paymentus Holdings, Inc. - Class A (a) (b)	3	59
Paypal Holdings, Inc. (a)	4	509
Penske Automotive Group, Inc.	2	234
Pentair Public Limited Company	4	209
PepsiCo, Inc. (a)	38	6,428
Pfizer Inc.	162	8,379
Philip Morris International Inc.	13	1,221
Pinnacle Financial Partners, Inc. (a)	2	220
PPG Industries, Inc.	10	1,278
PPL Corporation	8	242
Procore Technologies, Inc. (a)	1	29
Procter & Gamble Co.	21	3,172
Progressive Corp.	11	1,229
Proterra Operating Company, Inc. (a) (b)	18	138
PTC Inc. (a)	9	972
PTC Therapeutics, Inc. (a)	3	101
Public Storage	12	4,498
Pulte Homes Inc.	4	184
Qualcomm Incorporated (a)	25	3,760
Quest Diagnostics Incorporated	10	1,306
Quidel Corporation (a)	3	332
Raytheon BBN Technologies Corp.	59	5,837
Regeneron Pharmaceuticals, Inc. (a)	5	3,326
Republic Services Inc.	13	1,731
Rivian Automotive, Inc. - Class A (a) (b)	6	327
Robert Half International Inc.	9	1,032
Roblox Corporation - Class A (a)	9	425
Ryder System, Inc.	4	331
S&P Global Inc.	9	3,569
Salesforce.Com, Inc. (a)	4	887
Sempra Energy	35	5,854
ServiceNow, Inc. (a)	7	3,759
Simon Property Group, Inc.	2	211
Snap-On Inc.	4	898
Snowflake Inc. - Class A (a)	3	664
Stanley Black & Decker, Inc.	5	755
Stryker Corporation	3	812
Synopsys Inc. (a)	5	1,567
Tapestry Inc.	6	206
Target Corporation	3	666
Teleflex Incorporated	4	1,348
Teradata Corporation (a)	8	384
Tesla Inc. (a)	2	2,602
Texas Instruments Incorporated (a)	55	10,036
Textron Inc.	3	252
The Bank of New York Mellon Corporation	42	2,080
The Carlyle Group, Inc. (a)	13	650
The Charles Schwab Corporation	47	3,921
The Home Depot, Inc.	17	5,074
The Kroger Co.	56	3,231
The Southern Company	33	2,419
The Travelers Companies, Inc.	7	1,263
Thermo Fisher Scientific Inc.	2	1,181
Thor Industries Inc.	4	327
TJX Cos. Inc.	14	864
T-Mobile US, Inc. (a)	2	225
Tradeweb Markets Inc. - Class A (a)	9	756
Trane Technologies Public Limited Company	8	1,195
Truist Financial Corporation	15	850
Twilio Inc. - Class A (a)	4	586
Tyler Technologies Inc. (a)	1	614
Tyson Foods Inc. - Class A	22	2,000
U.S. Bancorp	37	1,986
Uber Technologies, Inc. (a)	8	269
UGI Corp.	17	625
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	233
Union Pacific Corporation	18	4,878
United Parcel Service Inc. - Class B	22	4,726
UnitedHealth Group Incorporated	6	3,187
Veeva Systems Inc. - Class A (a)	2	446
Verisk Analytics, Inc. (a)	2	429
Verizon Communications Inc.	60	3,056
Vertex Pharmaceuticals Incorporated (a)	1	316
Vertiv Holdings, LLC - Class A	70	975
Visa Inc. - Class A	18	4,020
W. W. Grainger, Inc.	1	307
Walmart Inc.	5	690
Walt Disney Co. (a)	11	1,455
Waters Corp. (a)	5	1,462
Watsco Inc.	1	252
Westlake Chemical Corporation	3	332
Weyerhaeuser Company	37	1,386
Williams-Sonoma Inc.	4	649
Wintrust Financial Corporation	5	446
Workday, Inc. - Class A (a)	6	1,320
Xylem Inc.	4	324
Yum! Brands, Inc.	9	1,114
		496,511

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
United Kingdom 3.0%
Anglo American PLC	5	262
Ascential Group Limited (a)	380	1,726
AstraZeneca PLC - ADR (a)	31	2,045
AstraZeneca PLC	9	1,229
Atlassian Corporation PLC - Class A (a)	2	582
Auto Trader Group PLC	18	147
AVEVA Group plc	43	1,383
BAE Systems PLC	95	898
Barclays PLC	466	906
Barratt Developments PLC	46	314
boohoo Group PLC (a)	330	382
BP P.L.C. - ADR	20	588
BP P.L.C.	562	2,741
British American Tobacco P.L.C.	8	315
Burberry Group PLC	4	92
Compass Group PLC	27	591
Experian PLC	40	1,551
Ferguson PLC (b)	6	870
Fiat Chrysler Automobiles N.V. (a)	70	1,140
GlaxoSmithKline PLC	30	641
Hikma Pharmaceuticals Public Limited Company	57	1,548
Imperial Brands PLC	55	1,160
Informa Switzerland Limited (a)	71	559
Intermediate Capital Group PLC	69	1,610
International Consolidated Airlines Group, S.A. (a)	242	451
Kingfisher Plc	163	545
Linde Public Limited Company	6	1,760
Lloyds Banking Group PLC	1,578	968
Next PLC	7	519
Persimmon Public Limited Company	3	76
Relx PLC	13	408
Rio Tinto PLC - ADR (b)	7	563
Rolls-Royce Holdings plc (a)	321	425
SEGRO Public Limited Company	89	1,573
Standard Chartered PLC	190	1,259
Taylor Wimpey PLC	74	126
The Sage Group PLC.	13	118
Unilever PLC	25	1,141
		33,212
Japan 2.8%
Asahi Glass Co. Ltd.	15	613
Astellas Pharma Inc.	14	219
Bridgestone Corp.	12	484
Brother Industries Ltd.	13	246
Canon Inc.	17	429
CyberAgent Inc.	99	1,225
Dai-ichi Life Holdings, Inc.	55	1,104
Elecom Co.,Ltd.	17	206
Fujitsu Ltd.	5	720
Hakuhodo DY Holdings Incorporated	6	78
Hitachi Ltd.	31	1,537
Honda Motor Co. Ltd.	34	961
Iida Group Holdings Co., Ltd. (b)	11	192
ITOCHU Corp.	3	98
Japan Post Holdings Co., Ltd.	106	776
KDDI Corp.	32	1,044
Kyocera Corp.	10	589
Marubeni Corp. (b)	113	1,307
MISUMI Group Inc.	21	632
Mitsubishi Chemical Holdings Corporation	32	210
Mitsubishi Corp. (b)	53	1,991
Mitsubishi Electric Corp.	71	816
Mitsubishi UFJ Financial Group Inc.	60	369
NGK Insulators Ltd.	5	77
Nintendo Co. Ltd.	1	655
Nippon Express Co., Ltd.	4	309
Nippon Telegraph & Telephone Corp.	59	1,711
Nippon Yusen KK	2	202
Nitto Denko Corp.	11	790
Olympus Corp.	11	202
Oracle Corp. Japan	3	195
Osaka Gas Co. Ltd.	27	463
Otsuka Holdings Co., Ltd.	10	332
Persol Holdings Co., Ltd.	7	162
SBI Holdings Inc. (b)	3	81
Sekisui House Ltd.	31	592
Seria Co., Ltd.	17	391
Shimadzu Corp.	2	83
Sony Corp.	5	537
Square Enix Holdings Co. Ltd.	2	71
Sumitomo Chemical Co. Ltd. (b)	48	218
Sumitomo Metal Mining Co. Ltd.	20	1,022
Sumitomo Mitsui Financial Group Inc.	60	1,909
Sundrug Co. Ltd.	29	709
Takeda Pharmaceutical Co. Ltd.	24	678
Tokyo Electron Ltd.	2	1,183
Tokyo Gas Co. Ltd.	28	506
Tosoh Corp.	18	272
Toyota Industries Corp.	3	201
Toyota Motor Corp.	21	389
Trend Micro Inc.	1	88
Yamaha Motor Co. Ltd.	5	119
ZOZO, Inc.	9	244
		30,237
China 1.9%
360 Financial, Inc. - ADR (a)	5	78
3SBio Inc. (c)	167	136
Alibaba Group Holding Limited (a) (c)	195	2,639
ANTA Sports Products Limited	4	55
Autohome Inc. - Class A - ADR	3	97
Baidu, Inc. - Class A - ADR (a)	4	516
Bank of Beijing Co., Ltd. - Class A (a)	166	120
Bank of Nanjing Co., Ltd. - Class A (a)	63	106
BYD Company Limited - Class H	10	279
China Bohai Bank Co., Ltd. - Class H	511	85
China Feihe Limited (c)	234	231
China Hongqiao Group Limited (b)	277	368
China International Capital Corporation (Hong Kong) Limited - Class H (c)	93	206
China Medical System Holdings Limited	180	282
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A (a)	29	173
China Traditional Chinese Medicine Holdings Co. Ltd.	198	103
Chongqing Brewery Co., Ltd. - Class A (a)	3	57
Chongqing Zhifei Biological Products Co.,Ltd. - Class A	8	176
Citic Securities Co., Ltd. - Class A (a)	53	174
Contemporary Amperex Technology Co., Limited - Class A (a)	3	272
CSPC Pharmaceutical Group Ltd.	677	778
Daqo New Energy Corp. - ADR (a)	7	293
Foxconn Industrial Internet Co., Ltd. - Class A	57	91
GF Securities Co., Ltd. - Class A (a)	46	127
GigaDevice Semiconductor (Beijing) Inc. - Class A (a)	3	77
Gree Electric Appliances, Inc. of Zhuhai - Class A (a)	63	320
Guotai Junan Securities Co., Ltd. - Class A (a)	59	146
Haitong Securities Co., Ltd. - Class A (a)	74	120
Haitong Securities Co., Ltd. - Class H	358	273
Hangzhou Tigermed Consulting Co., Ltd - Class H (c)	16	197
Hello Group Inc. - ADR (a)	21	123
Henan Shuanghui Investment & Development Co.,Ltd. - Class A (a)	22	102
Hengsheng Chemical Industry Co., Ltd. - Class A (a)	17	85
Hithink Royalflush Information Network Co., Ltd. - Class A (a)	4	65
Hoshizaki Corporation - Class A (a)	3	46
Hua Xia Bank Co., Limited - Class A (a)	101	88
Huatai Securities Co.,Ltd. - Class A (a)	58	135
Industrial Bank Co., Ltd. - Class A (a)	153	498
JD.com, Inc. - Class A (a)	9	252
Kuaishou Technology (a) (c)	18	164
Lenovo Group Ltd.	708	765
Li Ning Company Limited	22	188
Meituan Dianping - Class B (a) (c)	20	395

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
NetEase, Inc.	34	598
Nongfu Spring Co., Ltd. - Class H (b) (c)	131	694
PICC Property & Casualty Co. Ltd. - Class H	712	724
Powerlong Real Estate Holdings Limited (b)	191	50
SG Micro Corp. - Class A (a)	2	102
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	6	123
Sinopec Engineering (Group) Co., Ltd. - Class H	403	205
SITC International Holdings Company Limited	100	351
TBEA Company Ltd. - Class A (a)	29	92
Tencent Holdings Limited	52	2,445
Tingyi Cayman Islands Holding Corp.	34	57
Topsports International Holdings Limited (c)	206	171
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A (a)	2	64
Uni-President China Holdings Ltd	165	143
Vipshop (China) Co., Ltd. - ADR (a)	81	733
Wanhua Chemical Group Co.,Ltd. - Class A (a)	22	277
Want Want China Holdings Limited	644	594
WuXi AppTec Co., Ltd. - Class H (c)	22	352
Wuxi Biologics Cayman Inc (a) (c)	13	110
Yadea Group Holdings Ltd (c)	72	110
Yum China Holdings, Inc.	4	187
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd. - Class A (a)	10	97
Zhejiang Satellite Petrochemical Co. Ltd. - Class A (a)	13	79
Zijin Mining Group Co. Ltd. - Class H	106	162
Zto Express Co., Ltd. - Class A - ADR (a)	8	190
		20,191
Netherlands 1.8%
Adyen B.V. (a) (c)	1	2,317
Aegon NV	17	89
argenx SE - ADR (a)	—	95
ASML Holding - ADR (a)	3	2,028
ASML Holding	3	1,983
CNH Industrial N.V. (a)	14	226
ING Groep N.V.	147	1,545
Just Eat Takeaway.Com N.V. (a) (c)	17	579
Koninklijke Ahold Delhaize N.V.	58	1,858
Koninklijke DSM N.V.	9	1,703
NN Group N.V.	7	374
NXP Semiconductors N.V.	9	1,671
Prosus N.V.	10	536
Randstad NV (b)	9	515
SBM Offshore N.V.	67	1,072
Shell PLC - Class A	73	2,000
Shell PLC - Class A - ADR	10	549
Wolters Kluwer NV - Class C	7	694
		19,834
Switzerland 1.8%
Adecco Group AG - Class N	22	986
Alcon AG	24	1,910
Coca-Cola HBC AG	3	58
Geberit AG - Class N	2	1,392
Nestle SA - Class N	17	2,163
Partners Group Holding AG	1	876
Roche Holding AG	—	98
Sika AG	5	1,656
Sonova Holding AG	2	944
STMicroelectronics NV	39	1,702
Straumann Holding AG - Class N	—	166
Swatch Group AG - Class N	2	89
Swiss Life Holding AG - Class N	1	858
TE Connectivity Ltd. (c)	35	4,546
UBS Group AG	94	1,844
		19,288
Germany 1.7%
BASF SE - Class N	13	726
Bayer AG - Class N	25	1,723
Bayerische Motoren Werke AG	9	793
Continental AG	8	576
Covestro AG (c)	26	1,319
CTS Eventim AG & Co. KGaA (a)	26	1,768
Deutsche Boerse AG - Class N	10	1,742
Deutsche Post AG - Class N	24	1,155
Deutsche Telekom AG - Class N	11	215
E.ON SE - Class N	107	1,241
Evotec SE (a)	51	1,503
Fresenius Medical Care AG & Co. KGaA	14	932
GEA Group AG	12	486
LEG Immobilien AG	5	618
MTU Aero Engines AG - Class N	9	2,206
Symrise AG	13	1,597
		18,600
France 1.1%
Arkema	1	75
Biomerieux SA	2	239
Capgemini SA	1	166
Cie de Saint-Gobain	16	979
Dassault Aviation	5	720
Faurecia (b)	22	576
Hermes International SCA	1	931
IPSEN	3	332
La Francaise Des Jeux (d)	7	287
L'Oreal SA	5	2,022
LVMH Moet Hennessy Louis Vuitton SE	1	422
Pernod-Ricard SA	6	1,302
Sanofi SA	4	453
Sartorius Stedim Biotech	1	414
Societe Generale SA	40	1,086
Total SA	18	910
Total SA - ADR	16	809
Valeo	33	607
		12,330
Taiwan 1.1%
Cathay Financial Holding Co. Ltd.	617	1,383
Chunghwa Telecom Co. Ltd.	224	991
E. Sun Financial Holding Co. Ltd.	120	138
Evergreen Marine Corp Taiwan Ltd.	79	370
Far EasTone Telecommunications Co. Ltd.	47	120
Fubon Financial Holding Co. Ltd.	241	640
Hua Nan Financial Holdings Co. Ltd.	85	72
MediaTek Inc.	7	220
Novatek Microelectronics Corp.	40	590
Realtek Semiconductor Corp.	15	224
Taishin Financial Holding Co. Ltd.	743	530
Taiwan Cooperative Bank, Ltd.	309	317
Taiwan Semiconductor Manufacturing Co. Ltd.	284	5,854
Yang Ming Marine Transport Corporation	82	355
		11,804
South Korea 1.1%
Cheil Worldwide Inc.	4	71
DB Insurance Co. Ltd.	5	306
Doosan Bobcat Inc.	5	175
Hana Financial Group Inc.	26	1,059
Hmm Co.,Ltd.	12	277
KB Financial Group Inc.	41	2,056
Kia Motors Corp.	6	376
Korea Investment Holdings Co. Ltd.	3	168
Kumho Petro chemical Co. Ltd.	2	209
Samsung Electronics Co. Ltd.	69	3,952
Shinhan Financial Group Co. Ltd.	55	1,860
SK Hynix Inc.	2	194
Woori Financial Group Inc.	65	815
		11,518
India 0.9%
ACC Limited	6	157
Adani Gas Limited	9	239
Apollo Hospitals Enterprise Limited	2	103
Balkrishna Industries Ltd.	5	138
Bharti Infratel Limited	45	131
Divi's Laboratories Ltd.	4	248
Genpact Limited	15	633
Havells India Limited	22	341
HCL Technologies Ltd.	18	270
Housing Development Finance Corp.	43	1,346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
ICICI Bank Limited	48	460
Indraprastha Gas Limited	38	185
Infosys Ltd.	45	1,125
Larsen & Toubro Infotech Limited (c)	2	154
Marico Limited	10	67
Mindtree Ltd.	4	217
Page Industries Limited	1	421
Reliance Industries Ltd.	18	636
SRF Limited	4	124
Tata Consultancy Services Limited	27	1,352
Tata Steel Ltd.	18	309
Tech Mahindra Limited	27	541
Titan Industries Ltd.	6	214
United Spirits Limited (a)	6	74
		9,485
Ireland 0.8%
Accenture Public Limited Company - Class A	16	5,415
James Hardie Industries Public Limited Company - CDI	4	111
Keywords Studios PLC (a)	56	1,947
Medtronic Public Limited Company	10	1,109
		8,582
Denmark 0.7%
DSV Panalpina A/S	8	1,639
Genmab A/S (a)	5	1,932
GN Store Nord A/S (b)	16	792
Novo Nordisk A/S - Class B	17	1,923
Novozymes A/S - Class B	1	92
Pandora A/S	3	275
SimCorp A/S	18	1,325
		7,978
Australia 0.7%
Cochlear Ltd.	10	1,679
CSL Ltd.	13	2,594
Fortescue Metals Group Ltd.	18	267
Goodman Funding Pty Ltd	47	796
Rio Tinto Ltd.	1	86
Sonic Health Care Ltd.	34	898
South32 Limited	198	741
Wisetech Global Limited	7	251
		7,312
Canada 0.5%
BCE Inc. (b)	20	1,110
Canadian Pacific Railway Limited (a) (b)	15	1,213
Popular Inc. (a)	7	537
Shopify Inc. - Class A (a)	2	1,555
Wheaton Precious Metals Corp.	14	644
		5,059
Hong Kong 0.4%
AIA Group Limited	103	1,071
Bosideng International Holdings Limited	228	106
China Everbright International Ltd.	125	75
Chinasoft International Limited	74	61
CK Asset Holdings Limited	43	294
CK Hutchison Holdings Limited	201	1,472
Dali Foods Group Company Limited (c)	264	138
Dongyue Group Limited (b)	173	236
Hua Hong Semiconductor Limited (a) (c)	14	59
Kingboard Chemical Holdings Ltd.	85	412
Sino Biopharmaceutical Limted	527	327
Techtronic Industries Company Limited	24	394
Zhongsheng Group Holdings Limited	27	193
		4,838
Spain 0.4%
Amadeus IT Group SA (c)	34	2,203
Cellnex Telecom, S.A. (a) (c)	30	1,467
Naturgy Energy Group SA	6	167
Red Electrica Corporacion, S.A.	34	703
Tecnicas Reunidas, S.A. (a)	19	161
		4,701
Israel 0.4%
Bank Leumi Le-Israel BM	28	301
Check Point Software Technologies Ltd (a)	2	290
CyberArk Software Ltd. (a)	13	2,278
Israel Discount Bank Ltd.	51	317
Nice Ltd. - ADR (a)	7	1,467
		4,653
Sweden 0.3%
Atlas Copco Aktiebolag - Class A	2	82
Getinge AB - Class B	2	86
Investor Aktiebolag - Class B	75	1,626
Lundin Petroleum AB	14	576
Nordic Entertainment Group AB - Class B (a)	11	438
Telefonaktiebolaget LM Ericsson - Class B (b)	28	257
		3,065
Italy 0.3%
Exor Nederland N.V.	12	881
Finecobank Banca Fineco SPA	105	1,596
Recordati Industria Chimica E Farmaceutica S.p.A.	8	400
		2,877
Saudi Arabia 0.2%
Alinma Bank	70	724
Arab National Bank	79	581
Banque Saudi Fransi	5	68
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	7	352
Saudi International Petrochemical Company	45	641
		2,366
Thailand 0.2%
Advanced Info Service PLC.	151	1,058
Energy Absolute Public Company Limited	62	183
Kasikornbank PCL	147	713
Krungthai Card Public Company Limited	48	89
Land and Houses Public Company Limited	1,090	311
		2,354
South Africa 0.2%
African Rainbow Minerals Ltd. (b)	5	89
Aspen Pharmacare Holdings	29	389
Exxaro Resources Ltd.	16	248
FirstRand Ltd.	19	101
Impala Platinum Holdings Limited	10	157
Kumba Iron Ore Ltd	6	259
Mr Price Group	5	78
MTN Group Ltd.	17	220
Naspers Ltd. - Class N	1	101
Shoprite Holdings Ltd.	27	431
Sibanye Stillwater	38	156
		2,229
Argentina 0.2%
MercadoLibre S.R.L (a)	2	2,141
Jersey 0.2%
Clarivate PLC (a)	102	1,710
Mexico 0.1%
Arca Continental S.A.B. de C.V.	58	392
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	9	146
Grupo Aeroportuario del Sureste SAB de CV - Class B	9	211
Grupo Bimbo SAB de CV - Class A	176	532
Grupo Financiero Inbursa, S.A.B. de C.V.	44	92
Wal - Mart de Mexico, S.A.B. de C.V.	22	92
		1,465
United Arab Emirates 0.1%
Abu Dhabi Islamic Bank	169	401
ALDAR Properties PJSC	459	616
Emaar Properties PJSC	92	150
First Abu Dhabi Bank PJSC	29	187
		1,354
Singapore 0.1%
DBS Group Holdings Ltd.	51	1,350
Luxembourg 0.1%
ArcelorMittal	28	907
Eurofins Scientific SE	2	167
		1,074

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Brazil 0.1%
JBS S/A	111	873
WEG SA (a)	23	169
		1,042
Norway 0.1%
Equinor ASA	20	754
Yara International ASA	4	184
		938
Indonesia 0.1%
PT Kalbe Farma Tbk	1,401	157
PT. Bank Central Asia Tbk	526	293
Unilever Indonesia Tbk PT	756	192
United Tractors Tbk PT	162	288
		930
Portugal 0.1%
Galp Energia, SGPS, S.A.	53	669
Jeronimo Martins, SGPS, S.A.	7	179
		848
Philippines 0.1%
BDO Unibank, Inc.	57	146
International Container Terminal Services Inc.	94	408
Manila Electric Company	31	224
		778
Poland 0.1%
Bank Pekao SA	3	84
LPP SA	—	87
Polski Koncern Naftowy Orlen S.A.	33	599
		770
Malaysia 0.1%
DiGi.Com Bhd	184	170
IHH Healthcare Berhad	99	145
Nestle Bhd	9	276
Westports Holdings Berhad	128	122
		713
Hungary 0.1%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	59	522
Qatar 0.1%
Commercial Bank of Qatar QSC	253	516
Turkey 0.0%
Akbank Turk Anonim Sirketi - Class A	413	207
Koc Holding A.S. - Class A	72	193
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	78	81
		481
Chile 0.0%
Cencosud S.A.	164	324
Cia Cervecerias Unidas SA	20	151
		475
Finland 0.0%
Orion Oyj - Class B	8	368
Belgium 0.0%
Sofina	1	345
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	10	172
Jumbo S.A. - Class R	11	167
		339
Cayman Islands 0.0%
Herbalife Nutrition Ltd. (a)	8	242
New Zealand 0.0%
Fisher & Paykel Healthcare Corp.	12	202
Austria 0.0%
Raiffeisen Bank International AG (a)	12	167
Czech Republic 0.0%
MONETA Money Bank, a.s. (c)	33	135
Egypt 0.0%
Commercial International Bank Egypt SAE	39	98
Russian Federation 0.0%
Mobile Telesystems PJSC - ADR (e)	17	—
Public Joint Stock Company "Severstal" (e)	27	—
Public Joint Stock Society "Fosagro" - GDR (c) (e)	18	—
Public Joint Stock Society "Inter RAO UES" (e)	4,795	—
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (e)	193	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" (e)	2	—
TCS Group Holding PLC - GDR (a) (c) (e)	1	—
Total Common Stocks (cost $678,632)		758,027
GOVERNMENT AND AGENCY OBLIGATIONS 11.8%
United States of America 11.4%
Austin, City of
2.79%, 11/15/31	370	350
Beaverton, City of
5.00%, 04/01/33	250	297
California, State of
4.00%, 11/01/33	250	269
Clovis Unified School District
3.07%, 08/01/39	1,500	1,381
Federal Home Loan Mortgage Corporation
2.50%, 04/01/37 - 04/01/52 (f)	1,181	1,151
4.00%, 11/01/45 - 09/01/49	735	761
4.50%, 10/01/48 - 01/01/49	1,744	1,845
3.00%, 03/01/50	1,373	1,353
3.50%, 04/01/50	2,636	2,667
Federal National Mortgage Association, Inc.
2.50%, 07/01/36 - 02/01/52	7,475	7,190
2.00%, 08/01/36 - 12/01/51	10,324	9,792
1.50%, 01/01/37	704	668
3.50%, 02/01/48 - 11/01/50	2,442	2,466
4.00%, 05/01/48 - 01/01/50	2,290	2,371
4.50%, 12/01/48	554	584
3.00%, 07/01/50 - 11/01/51	5,425	5,332
Government National Mortgage Association
2.00%, 06/20/51 - 08/20/51	1,172	1,117
2.50%, 06/20/51 - 08/20/51	2,078	2,018
Illinois, State of
5.10%, 06/01/33	135	144
Massachusetts School Building Authority
4.00%, 11/15/35	150	161
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	598
Metropolitan Transportation Authority
4.00%, 11/15/45	105	107
Pennsylvania, Commonwealth of
2.99%, 06/01/42	925	838
Portland, City of
4.00%, 04/01/32	265	282
San Antonio Water System
5.92%, 05/15/40	250	320
San Bernardino Community College District
2.69%, 08/01/41	715	622
2.86%, 08/01/49	415	350
Treasury, United States Department of
1.38%, 08/31/23 - 08/15/50	14,610	14,352
1.88%, 08/31/24 - 02/15/32	18,260	17,980
1.50%, 02/15/25	8,500	8,264
0.50%, 03/31/25	1,255	1,182
0.25%, 06/30/25	1,140	1,059
0.38%, 11/30/25 - 01/31/26	15,952	14,716
0.88%, 06/30/26	5,400	5,043
1.25%, 12/31/26 - 05/15/50	6,500	5,550
2.75%, 08/15/42 - 11/15/42	3,763	3,817
2.50%, 05/15/46	2,230	2,184
3.00%, 02/15/49	1,000	1,098
2.25%, 08/15/49	3,113	2,956
2.00%, 02/15/50	900	810
Trustees of the California State University
2.72%, 11/01/52	260	219
		124,264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	410
4.75%, 04/27/32	300	319
		729
Panama 0.1%
Government of the Republic of Panama
3.75%, 04/17/26	650	652
Indonesia 0.1%
Indonesia Government International Bond
4.35%, 01/08/27 (d)	400	425
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (d)	200	207
		632
Philippines 0.1%
The Philippines, Government of
3.95%, 01/20/40	540	540
Uruguay 0.0%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24	500	514
Colombia 0.0%
Presidencia de la República de Colombia
5.00%, 06/15/45	600	504
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	188
6.55%, 03/14/37	200	252
		440
Romania 0.0%
Ministerul Finantelor Publice
5.13%, 06/15/48 (d)	260	269
Total Government And Agency Obligations (cost $137,681)		128,544
CORPORATE BONDS AND NOTES 8.7%
United States of America 6.7%
AbbVie Inc.
4.25%, 11/14/28	300	316
Aetna Inc.
4.50%, 05/15/42	400	417
AFLAC Incorporated
4.75%, 01/15/49	400	459
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	663
Altria Group, Inc.
3.40%, 05/06/30	750	720
Amazon.com, Inc.
4.05%, 08/22/47	600	654
Amgen Inc.
2.45%, 02/21/30	600	565
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	217
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	203
Anthem, Inc.
2.88%, 09/15/29	400	387
5.10%, 01/15/44	300	346
APX Group, Inc.
5.75%, 07/15/29 (b) (d)	1,000	914
AT&T Inc.
3.50%, 06/01/41	400	369
Baker Hughes Holdings LLC
3.34%, 12/15/27	600	597
Bank of America Corporation
4.25%, 10/22/26	300	308
4.18%, 11/25/27	1,000	1,020
2.88%, 10/22/30	300	284
2.59%, 04/29/31	300	277
Bausch Health Companies Inc.
9.25%, 04/01/26 (d)	1,000	1,024
8.50%, 01/31/27 (d)	1,300	1,296
Bemis Company, Inc.
2.63%, 06/19/30	650	600
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51 (d)	200	188
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	50	49
Bristol-Myers Squibb Company
4.55%, 02/20/48	400	454
Burlington Northern Santa Fe, LLC
5.75%, 05/01/40	200	250
Calumet Specialty Products Partners, L.P.
8.13%, 01/15/27 (b) (d)	1,400	1,309
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,005
3.65%, 05/11/27	100	100
Centene Corporation
3.00%, 10/15/30	300	276
CF Industries, Inc.
5.15%, 03/15/34	600	667
Charter Communications Operating, LLC
2.80%, 04/01/31	100	90
3.50%, 03/01/42	200	166
Chesapeake Energy Corporation
5.88%, 02/01/29 (d)	500	517
Cigna Corporation
2.38%, 03/15/31	600	549
Citigroup Inc.
2.98%, 11/05/30	600	571
3.06%, 01/25/33	200	187
Coinbase Global, Inc.
3.63%, 10/01/31 (d)	1,000	858
Comcast Corporation
4.25%, 01/15/33	400	428
3.90%, 03/01/38	200	205
Commonwealth Edison Company
4.00%, 03/01/48	500	532
Commscope Finance LLC
8.25%, 03/01/27 (d)	206	200
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d)	505	478
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	8,500	8,865
Continental Resources, Inc.
5.75%, 01/15/31 (d)	400	437
CSC Holdings, LLC
5.50%, 04/15/27 (d)	500	496
CSX Corporation
3.80%, 11/01/46	600	601
CVS Health Corporation
4.30%, 03/25/28	1,032	1,082
DaVita Inc.
4.63%, 06/01/30 (d)	1,500	1,402
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	500	192
DIRECTV Financing, LLC
5.88%, 08/15/27 (d)	400	394
DISH DBS Corporation
5.88%, 07/15/22	1,500	1,509
5.25%, 12/01/26 (d)	500	477
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (d)	500	437
Duke Energy Corporation
2.45%, 06/01/30 (b)	50	46
3.75%, 09/01/46	500	472
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	1,000	1,034
Enterprise Products Operating LLC
3.13%, 07/31/29	300	295
2.80%, 01/31/30	300	288
ERP Operating Limited Partnership
4.50%, 07/01/44	200	219
Exelon Corporation
4.45%, 04/15/46	100	105
Exxon Mobil Corporation
2.61%, 10/15/30	100	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	200	189
6.75%, 01/15/30 (d)	500	460
Fidelity National Information Services, Inc.
2.25%, 03/01/31	500	442
Fiserv, Inc.
3.50%, 07/01/29	300	295
2.65%, 06/01/30 (b)	300	277
Flir Systems, Inc.
2.50%, 08/01/30	650	592
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,050
Fox Corporation
4.71%, 01/25/29	300	320
HCA Inc.
4.13%, 06/15/29	150	153
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (d)	800	714
JPMorgan Chase & Co.
2.52%, 04/22/31	200	185
2.96%, 05/13/31	400	375
4.95%, 06/01/45	200	226
KeyCorp
2.55%, 10/01/29 (b)	300	282
Kohl's Corporation
3.38%, 05/01/31 (g)	600	576
Las Vegas Sands Corp.
3.90%, 08/08/29	400	367
Lockheed Martin Corporation
3.80%, 03/01/45	200	204
M.D.C. Holdings, Inc.
2.50%, 01/15/31 (g)	200	175
Magallanes, Inc.
3.76%, 03/15/27 (d)	500	499
4.05%, 03/15/29 (d)	150	151
4.28%, 03/15/32 (d)	500	503
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (d)	1,500	1,487
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,017
Mohawk Industries, Inc.
3.63%, 05/15/30	400	393
Morgan Stanley
3.97%, 07/22/38	200	201
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	500	462
5.25%, 10/01/29 (d)	1,200	1,116
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (d)	500	480
5.75%, 11/01/28 (d)	750	678
MPLX LP
4.13%, 03/01/27	600	615
MPT Operating Partnership, L.P.
3.50%, 03/15/31	100	93
Northrop Grumman Corporation
5.25%, 05/01/50	400	500
Occidental Petroleum Corporation
8.00%, 07/15/25	300	337
6.63%, 09/01/30 (b)	200	230
Phillips 66
3.30%, 03/15/52	150	132
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	608
Radian Group Inc.
4.88%, 03/15/27	400	402
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	43
Roblox Corporation
3.88%, 05/01/30 (d)	500	468
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	500	467
Roper Technologies, Inc.
2.00%, 06/30/30	600	534
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (d)	670	633
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	300	302
Sprint Corporation
7.63%, 03/01/26	1,500	1,694
Tenet Healthcare Corporation
6.13%, 10/01/28 (d)	2,000	2,033
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (d)	600	562
The Boeing Company
3.50%, 03/01/39	100	87
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	557
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (d)	400	374
The Kroger Co.
4.65%, 01/15/48	400	437
The Southern Company
3.25%, 07/01/26	300	300
3.70%, 04/30/30 (h)	900	904
The Williams Companies, Inc.
3.50%, 11/15/30	50	49
T-Mobile US, Inc.
3.75%, 04/15/27	200	202
3.30%, 02/15/51	200	170
United Parcel Service, Inc.
3.75%, 11/15/47	600	633
Univision Communications Inc.
5.13%, 02/15/25 (d)	1,500	1,501
Verizon Communications Inc.
2.85%, 09/03/41	550	484
Vistra Corp.
7.00%, (100, 12/15/26) (d) (i)	500	487
Wells Fargo & Company
2.88%, 10/30/30	600	571
WESCO Distribution, Inc.
7.13%, 06/15/25 (d)	600	624
WRKCo Inc.
3.90%, 06/01/28	600	602
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	1,000	1,000
		72,666
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (d)	1,000	1,012
AstraZeneca PLC
4.00%, 09/18/42	400	423
BAT Capital Corp.
3.56%, 08/15/27	1,000	974
HSBC Holdings PLC
2.01%, 09/22/28 (h)	300	272
2.36%, 08/18/31 (h)	200	177
Imperial Brands Finance PLC
3.50%, 07/26/26 (d) (g)	300	293
Royalty Pharma PLC
1.75%, 09/02/27	100	91
Vodafone Group Public Limited Company
6.15%, 02/27/37	500	598
		3,840
Canada 0.3%
Bausch Health Companies Inc.
6.13%, 02/01/27 (d)	1,000	1,007
Canadian Natural Resources Limited
3.85%, 06/01/27	600	608
Manulife Financial Corporation
4.06%, 02/24/32	800	799
TransCanada PipeLines Limited
4.25%, 05/15/28	300	310
4.63%, 03/01/34	300	321
		3,045
Bermuda 0.2%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	461
Weatherford International Ltd.
6.50%, 09/15/28 (d)	1,325	1,365

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
8.63%, 04/30/30 (b) (d)	400	407
		2,233
France 0.2%
Altice France Holding S.A.
5.50%, 10/15/29 (d)	1,000	898
AXA
8.60%, 12/15/30	100	132
BNP Paribas
3.05%, 01/13/31 (d) (h)	600	562
Orange SA
5.38%, 01/13/42	200	231
Societe Generale
1.79%, 06/09/27 (d) (h)	200	181
		2,004
Mexico 0.2%
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	200	201
2.88%, 05/07/30	200	191
Coca-Cola FEMSA, S.A.B. de C.V.
5.25%, 11/26/43	600	690
Comision Federal de Electricidad
3.35%, 02/09/31 (d)	450	394
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (d)	200	181
		1,657
Chile 0.1%
Banco de Chile
2.99%, 12/09/31 (d)	200	185
Cencosud S.A.
5.15%, 02/12/25 (d)	450	467
Colbun S.A.
3.95%, 10/11/27 (d)	400	404
Corporacion Nacional del Cobre de Chile
4.50%, 08/01/47 (d)	200	204
		1,260
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (d)	1,000	1,020
Cayman Islands 0.1%
Tencent Holdings Limited
2.39%, 06/03/30 (d)	1,000	889
China 0.1%
Alibaba Group Holding Limited
4.00%, 12/06/37	300	280
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (d)	600	604
		884
Netherlands 0.1%
American Airlines, Inc.
5.50%, 04/20/26 (d)	500	500
EDP Finance B.V.
1.71%, 01/24/28 (d)	300	265
		765
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	700	731
Luxembourg 0.1%
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (b) (d)	500	511
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (d)	200	184
		695
Colombia 0.0%
Bancolombia SA
3.00%, 01/29/25	500	488
Togo 0.0%
Banque Ouest Africaine De Developpement
5.00%, 07/27/27 (d)	450	453
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	450
Ireland 0.0%
AerCap Ireland Capital Designated Activity Company
3.40%, 10/29/33	250	225
STERIS Irish FinCo Unlimited Company
2.70%, 03/15/31	200	183
		408
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (d)	400	380
Austria 0.0%
Suzano Austria GmbH
3.13%, 01/15/32	300	266
Indonesia 0.0%
PT Pertamina (Persero)
4.70%, 07/30/49 (d)	200	198
India 0.0%
Export-Import Bank of India
3.25%, 01/15/30 (d)	200	189
Italy 0.0%
UniCredit S.p.A.
1.98%, 06/03/27 (d)	200	181
Virgin Islands (British) 0.0%
Sinopec Group Overseas Development (2018) Limited
3.35%, 05/13/50 (d)	200	169
Total Corporate Bonds And Notes (cost $99,448)		94,871
EQUITY LINKED STRUCTURED NOTES 2.2%
United States of America 2.0%
BNP Paribas Issuance B.V.
(MetLife, Inc.) (j)	22	1,493
(AbbVie Inc.) (k)	7	1,142
Citigroup Global Markets Holdings Inc.
(JPMorgan Chase & Co.) (k)	12	1,656
(Barrick Gold Corporation) (k)	50	1,073
Credit Suisse AG
(Bank of America Corporation) (k)	50	2,021
(Intel Corporation) (k)	17	852
(S&P 500 Index) (e) (k)	—	1,451
Goldman Sachs International
(Texas Instruments Incorporated) (k)	10	1,868
(Honeywell International Inc.) (d) (k)	2	388
JPMorgan Chase Bank, National Association
(The Goldman Sachs Group, Inc.) (k)	1	512
Merrill Lynch International & Co. C.V.
(Amazon.com, Inc.) (k)	1	1,966
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (k)	6	828
(Microchip Technology Incorporated) (d) (k)	2	300
Morgan Stanley Finance II Ltd
(Comcast Corporation) (k)	25	1,188
Royal Bank of Canada
(Cisco Systems, Inc.) (k)	22	1,216
(CVS Health Corporation) (d) (k)	15	1,434
Societe Generale
(Workday, Inc.) (k)	5	1,180
UBS AG
(Chevron Corporation) (k)	15	1,656
		22,224
United Kingdom 0.2%
National Bank of Canada
(Air Products and Chemicals, Inc. ) (d) (k)	3	752
(Rio Tinto PLC) (k)	13	1,038
		1,790
Total Equity Linked Structured Notes (cost $24,211)		24,014
INVESTMENT COMPANIES 1.5%
United States of America 1.5%
iShares Core MSCI Emerging Markets ETF	92	5,087
Schwab U.S. TIPs ETF	183	11,089
Total Investment Companies (cost $17,238)		16,176

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 1.2%
United States of America 0.7%
Broadcom Inc., 8.00%, 09/30/22 (a) (h)	1	1,649
Dominion Energy, Inc., 7.25%, 06/01/22 (h)	20	2,031
DTE Energy Company, 6.25%, 11/01/22 (h)	30	1,599
NextEra Energy, Inc., 5.28%, 03/01/23 (h)	25	1,304
The Southern Company, 6.75%, 08/01/22 (h)	25	1,365
		7,948
Brazil 0.3%
Banco Bradesco S.A. (a) (h)	58	271
Gerdau SA	68	438
Itau Unibanco Holding S.A. (h)	305	1,763
Itausa - Investimentos Itau SA (a)	143	324
		2,796
Switzerland 0.2%
Roche Holding AG	5	2,026
Germany 0.0%
Bayerische Motoren Werke AG	5	375
Sartorius AG	—	150
		525
Total Preferred Stocks (cost $11,037)		13,295
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
United States of America 0.5%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28	424	377
Bank 2021-BNK33
Series 2021-A5-BN33, REMIC, 2.56%, 05/16/31	330	309
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	330	312
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (k)	660	642
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 0.88%, (1 Month USD LIBOR + 0.69%), 11/15/38 (k)	340	333
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-B-VOLT, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 09/15/23 (k)	370	357
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 1.06%, (SOFR 30-Day Average + 1.01%), 02/16/27 (k)	350	343
Capital One Multi-Asset Execution Trust
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,002
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	750	695
United Airlines 2019-2 Class A Pass Through Trust
Series 2019-A-2, REMIC, 2.90%, 05/01/28	186	171
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	438	450
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28	76	67
United Airlines Pass Through Trust 2020-1B
Series 2020-B-1, 4.88%, 01/15/26	216	210
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,418)		5,268
SHORT TERM INVESTMENTS 4.4%
Investment Companies 3.9%
Blackrock Liquidity Funds, 0.21% (l)	3,941	3,941
JNL Government Money Market Fund, 0.01% (l) (m)	39,188	39,188
		43,129
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.23% (l) (m)	5,304	5,304
Total Short Term Investments (cost $48,433)		48,433
Total Investments 99.9% (cost $1,022,098)		1,088,628
Other Derivative Instruments (0.0)%		(234)
Other Assets and Liabilities, Net 0.1%		1,609
Total Net Assets 100.0%		1,090,003

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $52,873 and 4.9% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $1,140.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(h) Convertible security.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(m) Investment in affiliate.

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	10/07/21	156	136	—
Adyen B.V.	11/01/19	947	2,317	0.2
Alibaba Group Holding Limited	05/07/21	4,682	2,639	0.3
Amadeus IT Group SA	10/28/20	2,103	2,203	0.2
Cellnex Telecom, S.A.	07/21/20	1,747	1,467	0.2
China Feihe Limited	07/08/21	411	231	—
China International Capital Corporation (Hong Kong) Limited - Class H	12/03/21	245	206	—
Covestro AG	05/05/20	1,492	1,319	0.1
Dali Foods Group Company Limited	12/06/19	157	138	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	02/08/22	157	197	—
Hua Hong Semiconductor Limited	08/05/21	85	59	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Just Eat Takeaway.Com N.V.	02/10/21	1,354	579	0.1
Kuaishou Technology	01/07/22	170	164	—
Larsen & Toubro Infotech Limited	01/07/22	173	154	—
Meituan Dianping - Class B	07/07/20	691	395	0.1
MONETA Money Bank, a.s.	01/07/22	145	135	—
Nongfu Spring Co., Ltd. - Class H	08/05/21	760	694	0.1
Public Joint Stock Society "Fosagro"	07/07/20	267	—	—
TCS Group Holding PLC	01/10/22	100	—	—
TE Connectivity Ltd.	06/25/19	4,436	4,546	0.4
Topsports International Holdings Limited	05/27/20	275	171	—
WuXi AppTec Co., Ltd. - Class H	04/08/21	386	352	—
Wuxi Biologics Cayman Inc	04/08/21	176	110	—
Yadea Group Holdings Ltd	03/04/22	89	110	—
		21,204	18,322	1.7

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	40	June 2022	2,269	(34)	(18)
S&P 500 Index	24	June 2022	5,433	(154)	3
United States 10 Year Note	106	June 2022	13,027	8	(2)
				(180)	(17)
Short Contracts
United States Long Bond	(19)	June 2022	(2,910)	(12)	59

JNL/Franklin Templeton Growth Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.78	1.00	06/20/26	(225)	2	1	1
Nordstrom Inc. (Q)	JPM	3.27	1.00	12/20/26	(475)	(44)	(42)	(2)
					(700)	(42)	(41)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	536,815	221,212	—	758,027
Government And Agency Obligations	—	128,544	—	128,544
Corporate Bonds And Notes	—	94,871	—	94,871
Equity Linked Structured Notes	—	22,563	1,451	24,014
Investment Companies	16,176	—	—	16,176
Preferred Stocks	13,295	—	—	13,295
Non-U.S. Government Agency Asset-Backed Securities	—	5,268	—	5,268
Short Term Investments	48,433	—	—	48,433
	614,719	472,458	1,451	1,088,628
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	62	—	—	62
OTC Credit Default Swap Agreements	—	1	—	1
	62	1	—	63
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(20)	—	—	(20)
OTC Credit Default Swap Agreements	—	(2)	—	(2)
	(20)	(2)	—	(22)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 40.7%
Utilities 8.5%
American Electric Power Company, Inc. (a)	219	21,808
Constellation Energy Group, Inc. (a)	33	1,875
Dominion Energy, Inc.	220	18,693
DTE Energy Company	70	9,255
Duke Energy Corporation	170	18,982
Edison International	260	18,226
Exelon Corporation (a)	100	4,763
Sempra Energy	145	24,377
The Southern Company	435	31,542
		149,521
Health Care 7.8%
AbbVie Inc.	80	12,969
Amgen Inc. (a)	35	8,464
AstraZeneca PLC - ADR (a)	150	9,951
Bristol-Myers Squibb Company	320	23,370
Johnson & Johnson	150	26,584
Medtronic Public Limited Company	160	17,752
Merck & Co., Inc.	200	16,410
Pfizer Inc.	410	21,226
		136,726
Financials 5.2%
Bank of America Corporation	250	10,305
Barclays PLC	2,500	4,857
Citigroup Inc.	150	8,010
JPMorgan Chase & Co.	120	16,358
MetLife, Inc.	150	10,542
Morgan Stanley	155	13,547
Truist Financial Corporation	285	16,159
U.S. Bancorp	220	11,693
		91,471
Energy 4.8%
BP P.L.C. - ADR	200	5,880
Chevron Corporation	200	32,566
Exxon Mobil Corporation	350	28,906
Shell PLC - Class A - ADR	100	5,493
Total SA - ADR	150	7,581
Weatherford International Public Limited Company (a)	100	3,330
		83,756
Industrials 4.0%
Honeywell International Inc. (a)	55	10,702
Lockheed Martin Corporation	50	22,070
Raytheon BBN Technologies Corp.	125	12,384
Union Pacific Corporation	30	8,196
United Parcel Service Inc. - Class B	75	16,084
		69,436
Information Technology 3.4%
Analog Devices, Inc. (a)	40	6,607
Intel Corporation (a)	413	20,465
International Business Machines Corporation	125	16,237
Texas Instruments Incorporated (a)	92	16,880
		60,189
Communication Services 3.0%
BCE Inc.	180	9,994
Comcast Corporation - Class A (a)	250	11,705
Verizon Communications Inc.	600	30,564
		52,263
Consumer Staples 2.6%
PepsiCo, Inc. (a)	75	12,553
Philip Morris International Inc.	125	11,742
Procter & Gamble Co.	100	15,280
Unilever PLC	150	6,828
		46,403
Materials 1.2%
Air Products and Chemicals, Inc.	37	9,247
BASF SE - Class N	110	6,271
Rio Tinto PLC - ADR (b)	70	5,628
		21,146
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,592
Total Common Stocks (cost $559,776)		714,503
CORPORATE BONDS AND NOTES 32.7%
Health Care 11.1%
AbbVie Inc.
3.80%, 03/15/25	7,500	7,656
Bausch Health Companies Inc.
6.13%, 04/15/25 (c)	3,834	3,864
5.50%, 11/01/25 (c)	2,220	2,215
9.00%, 12/15/25 (c)	2,695	2,793
9.25%, 04/01/26 (c)	4,931	5,051
8.50%, 01/31/27 (b) (c)	12,200	12,164
6.13%, 02/01/27 (c)	5,500	5,541
5.00%, 01/30/28 - 02/15/29 (c)	10,000	7,969
4.88%, 06/01/28 (c)	4,000	3,831
Bristol-Myers Squibb Company
3.40%, 07/26/29	1,082	1,101
Community Health Systems, Inc.
8.00%, 03/15/26 (c)	40,000	41,717
6.88%, 04/15/29 (b) (c)	3,000	2,937
6.13%, 04/01/30 (b) (c)	4,000	3,732
5.25%, 05/15/30 (c)	18,000	17,288
CVS Health Corporation
4.10%, 03/25/25	505	518
4.30%, 03/25/28	3,500	3,669
5.05%, 03/25/48	1,600	1,815
DaVita Inc.
4.63%, 06/01/30 (c)	9,360	8,748
3.75%, 02/15/31 (c)	2,000	1,754
Endo Designated Activity Company
5.88%, 10/15/24 (c)	2,500	2,358
9.50%, 07/31/27 (c)	1,448	1,273
6.00%, 06/30/28 (c)	1,827	1,042
HCA Inc.
5.88%, 05/01/23	7,500	7,753
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	10,000	9,250
5.25%, 10/01/29 (c)	9,000	8,373
Mylan N.V.
3.95%, 06/15/26	2,700	2,684
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	4,410
Royalty Pharma PLC
2.20%, 09/02/30	2,500	2,186
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	20,840
		194,532
Communication Services 5.3%
Altice France Holding S.A.
5.50%, 10/15/29 (c)	7,500	6,737
AT&T Inc.
4.13%, 02/17/26	5,000	5,204
CCO Holdings, LLC
5.50%, 05/01/26 (c)	900	915
5.13%, 05/01/27 (c)	3,300	3,306
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (c)	5,000	5,026
7.50%, 06/01/29 (c)	3,000	2,994
Commscope, Inc.
7.13%, 07/01/28 (b) (c)	5,000	4,517
CSC Holdings, LLC
5.50%, 04/15/27 (c)	5,000	4,957
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	5,000	1,916
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	4,500	4,436
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,554
5.00%, 03/15/23	11,000	11,033
5.25%, 12/01/26 (c)	4,000	3,817
Netflix, Inc.
4.38%, 11/15/26	5,000	5,190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Roblox Corporation
3.88%, 05/01/30 (c)	5,000	4,675
Sprint Corporation
6.00%, 11/15/22	4,200	4,299
7.13%, 06/15/24	5,500	5,901
T-Mobile US, Inc.
3.88%, 04/15/30	2,500	2,509
Univision Communications Inc.
6.63%, 06/01/27 (c)	5,500	5,763
		92,749
Industrials 3.6%
American Airlines, Inc.
5.50%, 04/20/26 (c)	4,000	3,997
APX Group, Inc.
5.75%, 07/15/29 (b) (c)	9,000	8,222
JetBlue Airways Corporation
0.50%, 04/01/26 (c) (d)	2,500	2,323
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (c)	5,000	4,983
7.25%, 04/15/25 (b) (c)	11,000	10,904
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	3,690	3,429
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (c)	3,000	2,800
TransDigm Inc.
6.25%, 03/15/26 (c)	5,000	5,148
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,646
United Technologies Corporation
3.95%, 08/16/25	7,000	7,225
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,200
		62,877
Financials 3.4%
Bank of America Corporation
6.10%, (100, 03/17/25) (e)	4,000	4,175
6.25%, (100, 09/05/24) (b) (e)	2,500	2,587
3.42%, 12/20/28	10,000	9,893
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,679
Citigroup Inc.
4.13%, 07/25/28	7,500	7,609
Coinbase Global, Inc.
3.63%, 10/01/31 (c)	5,000	4,292
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	10,250
JPMorgan Chase & Co.
3.53%, (3 Month USD LIBOR + 3.32%), (100, 04/01/22) (e) (f)	1,900	1,892
3.77%, (3 Month USD LIBOR + 3.47%), (100, 04/30/22) (e) (f)	2,833	2,833
5.15%, (100, 05/01/23) (e)	1,800	1,808
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,504
		59,522
Consumer Discretionary 3.3%
Boyd Gaming Corporation
4.75%, 06/15/31 (c)	5,000	4,817
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b) (c)	6,215	5,426
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,752
Fertitta Entertainment LLC
4.63%, 01/15/29 (c)	2,100	1,989
6.75%, 01/15/30 (c)	4,400	4,049
Ford Motor Company
4.35%, 12/08/26	5,000	5,028
General Motors Company
5.15%, 04/01/38	3,500	3,573
General Motors Financial Company, Inc.
2.40%, 04/10/28	2,500	2,267
Magallanes, Inc.
3.76%, 03/15/27 (c)	3,000	2,996
4.28%, 03/15/32 (c)	3,000	3,017
Penn National Gaming, Inc.
4.13%, 07/01/29 (c)	2,000	1,787
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (b) (c)	5,000	4,673
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	9,504
5.25%, 05/15/27 (c)	2,000	1,935
		58,813
Energy 2.1%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/24 (c)	1,944	2,077
11.00%, 04/15/25 (c)	7,000	7,264
8.13%, 01/15/27 (c)	3,000	2,805
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	3,000	3,099
Civitas Resources, Inc.
7.50%, 04/30/26	1,043	1,041
Occidental Petroleum Corporation
8.00%, 07/15/25	2,000	2,245
6.63%, 09/01/30 (b)	2,000	2,295
Weatherford International Ltd.
11.00%, 12/01/24 (c)	582	604
6.50%, 09/15/28 (c)	5,500	5,668
8.63%, 04/30/30 (c)	10,000	10,167
		37,265
Consumer Staples 1.6%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	2,994
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,500
3.56%, 08/15/27	10,000	9,739
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (c)	5,000	4,796
5.75%, 11/01/28 (c)	8,500	7,680
		27,709
Information Technology 0.9%
Broadcom Inc.
2.45%, 02/15/31 (c)	2,500	2,220
Commscope Finance LLC
8.25%, 03/01/27 (c)	3,000	2,918
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	5,324	5,040
Rocket Software, Inc.
6.50%, 02/15/29 (b) (c)	6,000	5,438
		15,616
Materials 0.7%
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (c)	5,000	5,112
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (c)	3,000	2,834
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,556
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (c)	3,000	2,835
		13,337
Utilities 0.7%
Vistra Corp.
7.00%, (100, 12/15/26) (c) (e)	8,300	8,080
Vistra Operations Company LLC
4.38%, 05/01/29 (c)	5,500	5,197
		13,277
Total Corporate Bonds And Notes (cost $576,957)		575,697
EQUITY LINKED STRUCTURED NOTES 13.0%
Barclays Bank PLC
(Cisco Systems, Inc.) (f)	175	9,786
BNP Paribas Issuance B.V.
(MetLife, Inc.) (g)	210	13,934
(AbbVie Inc.) (f)	65	9,901
Citigroup Global Markets Holdings Inc.
(JPMorgan Chase & Co.) (f)	99	13,660
(Barrick Gold Corporation) (f)	474	10,186
(Ford Motor Company) (f)	435	7,757

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Credit Suisse AG
(Morgan Stanley ) (f)	115	9,813
(Bank of America Corporation) (f)	485	19,605
(Intel Corporation) (f)	170	8,524
Goldman Sachs International
(Texas Instruments Incorporated) (f)	78	14,638
(Cummins Inc.) (f)	30	6,265
(Honeywell International Inc.) (c) (f)	23	4,458
JPMorgan Chase Bank, National Association
(The Goldman Sachs Group, Inc.) (f)	15	5,121
Merrill Lynch International & Co. C.V.
(Amazon.com, Inc.) (f)	6	18,673
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (f)	42	5,847
(Microchip Technology Incorporated) (c) (f)	20	2,999
Morgan Stanley Finance II Ltd
(Comcast Corporation) (f)	242	11,521
National Bank of Canada
(Air Products and Chemicals, Inc. ) (c) (f)	16	4,012
(Rio Tinto PLC) (f)	128	10,545
Royal Bank of Canada
(CVS Health Corporation) (c) (f)	153	14,591
Societe Generale
(Workday, Inc.) (f)	45	10,618
UBS AG
(Chevron Corporation) (f)	140	15,666
Total Equity Linked Structured Notes (cost $231,871)		228,120
GOVERNMENT AND AGENCY OBLIGATIONS 7.7%
U.S. Treasury Note 7.6%
Treasury, United States Department of
2.75%, 04/30/23	20,000	20,203
1.50%, 02/15/25	35,000	34,027
1.75%, 03/15/25	70,000	68,512
1.88%, 02/15/32	12,000	11,522
		134,264
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	744	767
Total Government And Agency Obligations (cost $135,263)		135,031
PREFERRED STOCKS 2.7%
Utilities 1.7%
Dominion Energy, Inc., 7.25%, 06/01/22 (d)	85	8,632
DTE Energy Company, 6.25%, 11/01/22 (b) (d)	135	7,194
NextEra Energy, Inc., 5.28%, 03/01/23 (d)	250	13,037
		28,863
Information Technology 0.9%
Broadcom Inc., 8.00%, 09/30/22 (a) (b) (d)	8	15,705
Financials 0.1%
K.K.R. Co., Inc., 6.00%, 09/15/23 (d)	32	2,415
Total Preferred Stocks (cost $35,829)		46,983
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	3,938	4,049
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,938)		4,049
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Communication Services 0.0%
Diamond Sports Group, LLC
2022 First Priority Term Loan, 7.75%, 05/19/26 (f)	726	735
Total Senior Floating Rate Instruments (cost $675)		735
SHORT TERM INVESTMENTS 3.7%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.01% (h) (i)	38,563	38,563
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 0.23% (h) (i)	26,095	26,095
Total Short Term Investments (cost $64,658)		64,658
Total Investments 100.7% (cost $1,608,967)		1,769,776
Other Assets and Liabilities, Net (0.7)%		(13,048)
Total Net Assets 100.0%		1,756,728

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $407,500 and 23.2% of the Fund.

(d) Convertible security.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	696,547	17,956	—	714,503
Corporate Bonds And Notes	—	575,697	—	575,697
Equity Linked Structured Notes	—	228,120	—	228,120
Government And Agency Obligations	—	135,031	—	135,031
Preferred Stocks	46,983	—	—	46,983
Non-U.S. Government Agency Asset-Backed Securities	—	4,049	—	4,049
Senior Floating Rate Instruments	—	735	—	735
Short Term Investments	64,658	—	—	64,658
	808,188	961,588	—	1,769,776

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.0%
Information Technology 26.9%
Accenture Public Limited Company - Class A	64	21,690
Applied Materials, Inc. (a)	787	103,760
Automatic Data Processing, Inc. (a)	306	69,712
Broadcom Inc. (a)	63	39,485
Cisco Systems, Inc. (a)	1,213	67,608
Fidelity National Information Services, Inc.	229	23,007
FleetCor Technologies Inc. (a)	50	12,497
Fortinet, Inc. (a)	197	67,469
Gartner Inc. (a)	217	64,441
Global Payments Inc.	181	24,754
HP Inc.	2,082	75,586
Intel Corporation (a)	1,119	55,448
International Business Machines Corporation	270	35,165
Intuit Inc. (a)	77	36,893
Juniper Networks, Inc.	2,111	78,428
KLA-Tencor Corp. (a)	247	90,528
Kyndryl Holdings, Inc. (a)	16	215
Lam Research Corp. (a)	145	77,847
Microsoft Corporation (a)	279	85,904
NetApp, Inc. (a)	1,962	162,844
NVIDIA Corporation (a)	151	41,188
Oracle Corporation	365	30,198
Qualcomm Incorporated (a)	476	72,815
Seagate Technology Holdings Public Limited Company (a)	1,376	123,715
Skyworks Solutions, Inc. (a)	85	11,339
Texas Instruments Incorporated (a)	482	88,485
The Western Union Company	3,862	72,382
Trimble Inc. (a)	241	17,358
		1,650,761
Health Care 13.6%
Amgen Inc. (a)	202	48,824
Anthem, Inc.	72	35,463
Biogen Inc. (a)	56	11,736
Bio-Rad Laboratories, Inc. - Class A (a)	29	16,500
Cardinal Health, Inc.	2,189	124,119
Charles River Laboratories International Inc. (a)	111	31,649
CVS Health Corporation	196	19,849
Edwards Lifesciences Corporation (a)	196	23,058
Eli Lilly & Co.	349	100,004
Gilead Sciences, Inc. (a)	509	30,274
HCA Healthcare, Inc.	188	46,997
Johnson & Johnson	275	48,800
Laboratory Corporation of America Holdings (a)	195	51,456
McKesson Corporation	225	68,767
Merck & Co., Inc.	449	36,833
Pfizer Inc.	683	35,379
Quest Diagnostics Incorporated	240	32,842
Regeneron Pharmaceuticals, Inc. (a)	102	71,422
		833,972
Consumer Discretionary 11.6%
Advance Auto Parts, Inc.	256	52,936
Aptiv PLC (a)	149	17,834
AutoZone, Inc. (a)	31	62,458
Best Buy Co., Inc.	392	35,594
Darden Restaurants Inc.	236	31,356
Genuine Parts Co.	190	23,902
Hasbro, Inc. (a)	231	18,944
Leggett & Platt Inc.	512	17,806
Lennar Corporation - Class A	344	27,953
LKQ Corporation	593	26,906
Lowe`s Companies, Inc.	297	60,088
Mohawk Industries Inc. (a)	115	14,242
NVR, Inc. (a)	4	19,723
O'Reilly Automotive, Inc. (a)	136	93,218
Pulte Homes Inc.	216	9,055
PVH Corp.	216	16,574
Ralph Lauren Corp. - Class A	89	10,098
Tapestry Inc.	1,125	41,790
The Home Depot, Inc.	191	57,131
Tractor Supply Co. (a)	98	22,863
VF Corp.	352	20,036
Whirlpool Corporation	166	28,741
		709,248
Financials 9.9%
American Express Company	113	21,154
Ameriprise Financial, Inc.	38	11,451
AON Public Limited Company - Class A	156	50,766
Capital One Financial Corporation	138	18,114
Cincinnati Financial Corporation	368	50,091
Comerica Inc.	268	24,193
Discover Financial Services	848	93,467
Franklin Resources Inc.	386	10,771
Huntington Bancshares Incorporated (a)	1,486	21,722
Invesco Ltd.	895	20,649
Moody's Corp.	95	32,046
Northern Trust Corp.	193	22,504
People's United Financial Inc. (a)	702	14,031
Progressive Corp.	700	79,763
Prudential Financial Inc.	211	24,944
SVB Financial Group (a)	32	17,858
The Charles Schwab Corporation	241	20,292
The Hartford Financial Services Group, Inc.	291	20,921
Unum Group	433	13,651
Wells Fargo & Company	843	40,854
		609,242
Communication Services 9.7%
Alphabet Inc. - Class A (a)	35	98,404
Comcast Corporation - Class A (a)	472	22,113
Discovery, Inc. - Series A (a) (b)	404	10,058
Interpublic Group of Cos. Inc.	4,624	163,920
Netflix, Inc. (a)	35	13,032
Omnicom Group Inc.	2,049	173,906
Verizon Communications Inc.	1,885	96,016
ViacomCBS Inc. - Class B (a)	547	20,682
		598,131
Industrials 6.8%
3M Company	202	30,015
Equifax Inc.	172	40,868
Huntington Ingalls Industries Inc.	62	12,399
JB Hunt Transport Services Inc. (a)	224	44,972
Johnson Controls International Public Limited Company	303	19,874
Lockheed Martin Corporation	242	106,843
PACCAR Inc.	125	11,045
Quanta Services, Inc.	194	25,543
Republic Services Inc.	169	22,396
Snap-On Inc.	161	33,138
Textron Inc.	321	23,871
United Parcel Service Inc. - Class B	110	23,620
United Rentals Inc. (a)	65	22,993
		417,577
Consumer Staples 5.9%
Altria Group, Inc.	713	37,253
Archer-Daniels-Midland Company	378	34,105
Colgate-Palmolive Co.	857	64,969
Costco Wholesale Corporation (a)	39	22,538
Estee Lauder Cos. Inc. - Class A	133	36,248
Kimberly-Clark Corporation	325	40,084
Philip Morris International Inc.	226	21,220
Target Corporation	91	19,221
The Kroger Co.	434	24,919
Tyson Foods Inc. - Class A	415	37,193
Walgreens Boots Alliance, Inc. (a)	484	21,687
		359,437
Energy 4.2%
Apa Corp. (a)	330	13,636
EOG Resources, Inc.	1,195	142,494
Marathon Petroleum Corporation	378	32,306
ONEOK, Inc.	1,012	71,483
		259,919
Materials 3.7%
Avery Dennison Corporation	96	16,628

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
International Paper Company	196	9,025
LyondellBasell Industries N.V. - Class A	608	62,481
Nucor Corporation	930	138,267
Sylvamo Corporation (a)	17	571
		226,972
Utilities 3.4%
Constellation Energy Group, Inc. (a)	147	8,239
Duke Energy Corporation	217	24,190
Exelon Corporation (a)	917	43,681
FirstEnergy Corp.	586	26,888
NRG Energy, Inc.	1,195	45,829
Pinnacle West Capital Corp.	163	12,693
PPL Corporation	1,636	46,710
		208,230
Real Estate 3.3%
CBRE Group, Inc. - Class A (a)	351	32,118
Essex Property Trust Inc.	36	12,281
Extra Space Storage Inc.	108	22,215
Simon Property Group, Inc.	145	19,011
Vornado Realty Trust	816	37,001
Weyerhaeuser Company	2,054	77,846
		200,472
Total Common Stocks (cost $5,829,794)		6,073,961
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	44,116	44,116
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	10,595	10,595
Total Short Term Investments (cost $54,711)		54,711
Total Investments 99.9% (cost $5,884,505)		6,128,672
Other Derivative Instruments (0.0)%		(819)
Other Assets and Liabilities, Net 0.1%		5,025
Total Net Assets 100.0%		6,132,878

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	251	June 2022	53,174	(819)	3,687

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	6,073,961	—	—	6,073,961
Short Term Investments	54,711	—	—	54,711
	6,128,672	—	—	6,128,672
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,687	—	—	3,687
	3,687	—	—	3,687

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 91.8%
India 27.5%
Bajaj Finance Limited	83	7,914
Cipla Limited	449	6,022
Hindalco Industries Limited	987	7,379
Housing Development Finance Corp.	945	29,672
ICICI Bank Limited	1,190	11,432
Infosys Ltd. - ADR	799	19,887
Infosys Ltd.	904	22,676
ITC Limited	7,698	25,419
JSW Steel Limited	639	6,148
Reliance Industries Ltd.	930	32,226
State Bank of India	2,003	12,975
Sun Pharmaceutical Industries Ltd.	951	11,461
Tata Consultancy Services Limited	133	6,519
Tata Steel Ltd.	572	9,803
		209,533
China 13.9%
Baoshan Iron & Steel Co., Ltd. - Class A (a)	7,001	7,420
Beijing Oriental Yuhong Waterproof Technology Co.,Ltd. - Class A	436	3,071
China Construction Bank Corporation - Class H	25,747	19,253
China Merchants Bank Co., Ltd. - Class H	3,521	27,398
China Yangtze Power Co., Ltd. - Class A (a)	1,503	5,194
Kweichow Moutai Co. Ltd. - Class A	29	7,730
PetroChina Company Limited - Class H	35,317	18,105
Zijin Mining Group Co., Ltd. - Class A (a)	9,735	17,265
		105,436
Brazil 9.0%
Petroleo Brasileiro S/A Petrobras. - ADR	2,311	34,205
Vale S.A. (a)	1,685	33,842
		68,047
United States of America 6.6%
Exxon Mobil Corporation	313	25,812
Newmont Corporation	204	16,244
The Coca-Cola Company	131	8,143
		50,199
Taiwan 6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,364	48,700
Netherlands 5.5%
Heineken NV	261	24,903
Shell PLC - Class A (a)	605	16,619
		41,522
United Kingdom 4.6%
HSBC Holdings Plc (a)	1,034	7,067
HSBC Holdings PLC	1,416	9,705
Unilever Plc - ADR	205	9,352
Unilever PLC (a)	191	8,652
		34,776
South Korea 3.7%
POSCO	37	9,001
Samsung Electronics Co. Ltd.	195	11,153
SK Telecom Co. Ltd.	171	8,011
		28,165
France 3.0%
Total SA	458	23,149
Indonesia 2.2%
PT. Bank Central Asia Tbk	15,917	8,850
Telekomunikasi Indonesia (Persero), PT TBK	23,594	7,502
		16,352
Italy 2.0%
ENI SpA	1,036	15,165
Mexico 1.4%
Wal - Mart de Mexico, S.A.B. de C.V.	2,633	10,844
South Africa 1.4%
Capitec Bank Holdings Ltd.	46	7,423
FirstRand Ltd.	642	3,389
		10,812
Spain 1.4%
Banco Bilbao Vizcaya Argentaria, S.A. (b)	1,890	10,786
Hong Kong 1.3%
CLP Holdings Ltd.	1,043	10,160
Belgium 1.0%
Anheuser-Busch InBev	128	7,679
Turkey 0.9%
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	3,092	6,830
Russian Federation 0.0%
Gazprom, Pao (c)	2,924	—
Polymetal International PLC (a) (c)	85	—
Public Joint Stock Company "Severstal" (c)	75	—
Public Joint Stock Society "Polyus" (c)	42	—
Public Joint Stock Society Oil Company "Lukoil" (c)	202	—
Public Joint Stock Society Oil Company "Rosneft" (c)	2,349	—
Total Common Stocks (cost $689,007)		698,155
PREFERRED STOCKS 7.6%
Brazil 7.6%
Banco Bradesco S.A. (a) (d)	3,592	16,748
Itau Unibanco Holding S.A. (d)	3,286	18,963
Petroleo Brasileiro S/A Petrobras. (a) (d)	3,128	21,946
Total Preferred Stocks (cost $46,732)		57,657
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund, 0.01% (e) (f)	11,846	11,846
Total Short Term Investments (cost $11,846)		11,846
Total Investments 100.9% (cost $747,585)		767,658
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (0.9)%		(6,943)
Total Net Assets 100.0%		760,706

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	BBH	04/01/22	ZAR	13,883	950	(3)
ZAR/USD	BBH	04/04/22	ZAR	9,298	636	(6)
ZAR/USD	BBH	04/05/22	ZAR	24,668	1,689	—
					3,275	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	158,329	539,826	—	698,155
Preferred Stocks	57,657	—	—	57,657
Short Term Investments	11,846	—	—	11,846
	227,832	539,826	—	767,658
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(9)	—	(9)
	—	(9)	—	(9)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.5%
United States of America 45.7%
Alphabet Inc. - Class A (a)	21	59,245
Amazon.com, Inc. (a)	10	32,877
American International Group, Inc.	376	23,569
Bank of America Corporation	454	18,726
Berkshire Hathaway Inc. - Class B (a)	81	28,409
BlackRock, Inc.	18	14,061
Booking Holdings Inc. (a)	8	18,372
Charter Communications, Inc. - Class A (a)	52	28,330
Citigroup Inc.	219	11,708
Comcast Corporation - Class A (a)	151	7,089
Fiserv, Inc. (a)	330	33,472
General Motors Company (a)	441	19,283
Halliburton Company	199	7,529
HCA Healthcare, Inc.	108	27,106
Hilton Worldwide Holdings Inc. (a)	92	13,960
Humana Inc.	40	17,276
Keurig Dr Pepper Inc. (a)	740	28,027
Visa Inc. - Class A	51	11,377
		400,416
Germany 19.3%
Allianz SE	129	30,747
Bayer AG - Class N	577	39,458
Daimler AG - Class N	384	26,934
Daimler Truck Holding AG (a)	418	11,567
Fresenius Medical Care AG & Co. KGaA	321	21,521
Fresenius SE & Co. KGaA	426	15,649
Henkel AG & Co. KGaA	105	6,959
SAP SE	146	16,204
		169,039
Switzerland 12.3%
Credit Suisse Group AG - Class N	3,440	27,274
Glencore PLC	3,913	25,564
Julius Bar Gruppe AG - Class N	399	23,137
LafargeHolcim Ltd.	348	17,009
Novartis AG - Class N	164	14,397
		107,381
France 6.6%
BNP Paribas SA	526	30,049
Danone	171	9,463
Worldline (a) (b)	428	18,608
		58,120
Netherlands 4.7%
CNH Industrial N.V. (a)	1,164	18,422
Prosus N.V.	422	22,567
		40,989
United Kingdom 3.0%
Compass Group PLC	241	5,196
Liberty Global PLC - Class A (a)	574	14,632
WPP 2012 Limited	487	6,392
		26,220
China 2.5%
Alibaba Group Holding Limited (a) (b)	1,644	22,287
South Korea 1.6%
NAVER Corp.	50	14,010
Mexico 1.1%
Grupo Televisa S.A.B. - ADR	824	9,641
Japan 0.6%
Toyota Motor Corp.	268	4,850
Italy 0.1%
Iveco Group N.V. (a)	130	850
Total Common Stocks (cost $751,266)		853,803
PREFERRED STOCKS 1.5%
South Korea 1.2%
Samsung Electronics Co. Ltd., 1.00% (c)	211	10,941
Germany 0.3%
Henkel AG & Co. KGaA (d)	39	2,593
Total Preferred Stocks (cost $16,294)		13,534
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.01% (e) (f)	4,474	4,474
Total Short Term Investments (cost $4,474)		4,474
Total Investments 99.5% (cost $772,034)		871,811
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net 0.5%		3,987
Total Net Assets 100.0%		875,823

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/20	37,409	22,287	2.6
Worldline	11/01/21	24,026	18,608	2.1
		61,435	40,895	4.7

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	SSB	06/15/22	CHF	1,693	1,841	1
USD/CHF	GSC	06/15/22	CHF	(13,230)	(14,387)	24
					(12,546)	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	400,416	—	—	400,416
Germany	—	169,039	—	169,039
Switzerland	—	107,381	—	107,381
France	—	58,120	—	58,120
Netherlands	—	40,989	—	40,989
United Kingdom	14,632	11,588	—	26,220
China	—	22,287	—	22,287
South Korea	—	14,010	—	14,010
Mexico	9,641	—	—	9,641
Japan	—	4,850	—	4,850
Italy	—	850	—	850
Preferred Stocks	13,534	—	—	13,534
Short Term Investments	4,474	—	—	4,474
	442,697	429,114	—	871,811
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	25	—	25
	—	25	—	25

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.7%
Real Estate 98.7%
Acadia Realty Trust	348	7,546
Agree Realty Corporation	85	5,635
American Tower Corporation	92	23,181
AvalonBay Communities, Inc.	58	14,396
Centerspace	35	3,446
Crown Castle International Corp.	62	11,507
DiamondRock Hospitality Co. (a)	683	6,896
Digital Realty Trust Inc.	117	16,622
Duke Realty Corp.	285	16,572
Equinix, Inc.	2	1,643
Independence Realty Trust, Inc.	318	8,404
Kilroy Realty Corporation	114	8,704
Life Storage Inc.	44	6,182
Netstreit Corp. (b)	265	5,957
Pebblebrook Hotel Trust	204	4,984
Physicians Realty Trust	319	5,598
Piedmont Office Realty Trust Inc. - Class A	402	6,921
Postal Realty Trust, Inc. - Class A	235	3,945
ProLogis Inc.	72	11,634
Public Storage	46	17,870
Realty Income Corporation	137	9,477
Rexford Industrial Realty, Inc.	177	13,179
SBA Communications Corporation (a)	55	18,989
SITE Centers Corp.	565	9,441
Sun Communities Inc.	74	12,946
Tricon Residential Inc. (b)	777	12,338
UDR, Inc.	156	8,930
Ventas, Inc.	207	12,800
Welltower Inc.	185	17,805
Weyerhaeuser Company	200	7,570
Total Common Stocks (cost $293,997)		311,118
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	8,787	8,787
Investment Companies 1.5%
JNL Government Money Market Fund, 0.01% (c) (d)	4,719	4,719
Total Short Term Investments (cost $13,506)		13,506
Total Investments 103.0% (cost $307,503)		324,624
Other Assets and Liabilities, Net (3.0)%		(9,596)
Total Net Assets 100.0%		315,028

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	311,118	—	—	311,118
Short Term Investments	13,506	—	—	13,506
	324,624	—	—	324,624

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 98.2%
Health Care 20.5%
AbbVie Inc.	66	10,713
Anthem, Inc.	40	19,447
Becton, Dickinson and Company	66	17,445
Bristol-Myers Squibb Company	228	16,668
CVS Health Corporation	237	23,994
Eli Lilly & Co.	39	11,147
Johnson & Johnson	218	38,643
Medtronic Public Limited Company	211	23,456
Merck & Co., Inc.	354	29,048
Stryker Corporation	35	9,288
UnitedHealth Group Incorporated	47	23,865
		223,714
Financials 18.3%
American Express Company	84	15,681
Bank of America Corporation	544	22,429
Comerica Inc.	122	10,999
Cullen/Frost Bankers Inc.	63	8,731
Fifth Third Bancorp (a)	212	9,134
M&T Bank Corporation	85	14,437
Morgan Stanley	97	8,474
State Street Corporation	177	15,448
The Charles Schwab Corporation	263	22,135
The Hartford Financial Services Group, Inc.	286	20,564
The Travelers Companies, Inc.	109	19,947
Wells Fargo & Company	415	20,099
Zions Bancorp	169	11,109
		199,187
Consumer Staples 10.4%
Heineken NV	96	9,164
Kraft Heinz Foods Company (a)	439	17,304
L'Oreal SA	26	10,207
Nestle SA - Class N	124	16,124
Target Corporation	73	15,581
The Coca-Cola Company	252	15,648
Walmart Inc.	202	30,027
		114,055
Information Technology 10.2%
Broadcom Inc. (a)	23	14,646
Cisco Systems, Inc. (a)	320	17,830
Cognizant Technology Solutions Corp. - Class A (a)	213	19,086
Fidelity National Information Services, Inc.	84	8,403
International Business Machines Corporation	49	6,389
Lam Research Corp. (a)	11	6,069
Microchip Technology Incorporated (a)	107	8,074
Microsoft Corporation (a)	36	11,025
TE Connectivity Ltd. (b)	75	9,883
Visa Inc. - Class A	45	9,963
		111,368
Industrials 9.9%
ABB Ltd. - Class N	289	9,384
Caterpillar Inc.	57	12,747
Deere & Company	29	11,991
Emerson Electric Co.	72	7,072
General Dynamics Corporation	38	9,049
Pentair Public Limited Company	140	7,592
Raytheon BBN Technologies Corp.	260	25,753
Stanley Black & Decker, Inc.	72	10,058
United Parcel Service Inc. - Class B	67	14,350
		107,996
Utilities 6.8%
American Electric Power Company, Inc. (a)	135	13,469
Constellation Energy Group, Inc. (a)	98	5,495
Dominion Energy, Inc.	243	20,665
Entergy Corporation	173	20,193
Exelon Corporation (a)	293	13,958
		73,780
Energy 6.7%
Chevron Corporation	212	34,565
ConocoPhillips	244	24,413
Pioneer Natural Resources Co.	55	13,684
		72,662
Communication Services 6.1%
AT&T Inc.	598	14,137
Comcast Corporation - Class A (a)	559	26,150
Deutsche Telekom AG - Class N	706	13,225
Walt Disney Co. (a)	99	13,555
		67,067
Consumer Discretionary 4.7%
Columbia Sportswear Co. (a)	57	5,134
Darden Restaurants Inc.	39	5,219
Lowe`s Companies, Inc.	40	7,985
McDonald's Corporation	73	18,087
Starbucks Corporation (a)	86	7,861
TJX Cos. Inc.	124	7,530
		51,816
Materials 2.5%
Avery Dennison Corporation	27	4,727
DuPont de Nemours, Inc.	145	10,656
Newmont Corporation	153	12,113
		27,496
Real Estate 2.1%
Crown Castle International Corp.	47	8,697
Weyerhaeuser Company	372	14,079
		22,776
Total Common Stocks (cost $898,790)		1,071,917
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (c) (d)	11,706	11,706
Total Short Term Investments (cost $11,706)		11,706
Total Investments 99.3% (cost $910,496)		1,083,623
Other Assets and Liabilities, Net 0.7%		7,677
Total Net Assets 100.0%		1,091,300

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	10,907	9,883	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	1,013,813	58,104	—	1,071,917
Short Term Investments	11,706	—	—	11,706
	1,025,519	58,104	—	1,083,623

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.4%
United States of America 57.8%
Adobe Inc. (a)	197	89,644
Agilent Technologies, Inc.	245	32,385
Alphabet Inc. - Class A (a)	94	262,740
Amazon.com, Inc. (a)	7	23,227
Analog Devices, Inc. (a)	510	84,174
Avantor, Inc. (a)	1,019	34,470
Boston Scientific Corporation (a)	297	13,152
Castle Biosciences, Inc. (a)	79	3,543
Charles River Laboratories International Inc. (a)	37	10,392
Danaher Corporation	31	9,111
Datadog, Inc. - Class A (a)	27	4,054
Dun & Bradstreet Holdings, Inc. (a)	195	3,412
Ecolab Inc.	18	3,203
Equifax Inc.	203	48,240
Facebook, Inc. - Class A (a)	398	88,522
Fidelity National Information Services, Inc.	102	10,268
IDEXX Laboratories, Inc. (a)	12	6,821
Illumina, Inc. (a)	54	18,720
Intuit Inc. (a)	264	126,949
Intuitive Surgical, Inc. (a)	43	12,989
IQVIA Inc. (a)	74	17,190
Lam Research Corp. (a)	4	2,140
Marriott International, Inc. - Class A (a)	52	9,196
Marvell Technology, Inc.	469	33,653
Microsoft Corporation (a)	95	29,283
NVIDIA Corporation (a)	50	13,516
Omnicell, Inc. (a)	66	8,570
Phathom Pharmaceuticals, Inc. (a)	218	2,969
Qualtrics International Inc. - Class A (a)	305	8,697
S&P Global Inc.	295	121,027
Splunk Inc. (a)	102	15,131
United Parcel Service Inc. - Class B	283	60,612
Veracyte, Inc. (a)	322	8,873
Visa Inc. - Class A	149	33,145
Walt Disney Co. (a)	33	4,506
		1,254,524
Japan 10.5%
Fanuc Ltd.	25	4,479
Keyence Corp.	127	59,396
Murata Manufacturing Co. Ltd.	841	55,644
Nidec Corp. (b)	701	55,676
Omron Corp.	411	27,477
TDK Corp.	715	25,934
		228,606
France 8.6%
Dassault Systemes	173	8,517
Kering SA	94	59,468
LVMH Moet Hennessy Louis Vuitton SE	168	119,794
		187,779
India 4.6%
DLF Limited	13,660	68,268
ICICI Bank Limited - ADR	1,643	31,118
		99,386
Netherlands 4.3%
Airbus SE (b)	608	73,513
ASML Holding	28	19,000
		92,513
China 3.8%
JD.com, Inc. - Class A - ADR (a)	1,258	72,774
Meituan Dianping - Class B (a) (c)	485	9,349
		82,123
Sweden 3.4%
Assa Abloy AB - Class B	1,243	33,625
Atlas Copco Aktiebolag - Class A	776	40,353
		73,978
Denmark 2.3%
Ambu A/S - Class B (b)	226	3,336
Novo Nordisk A/S - Class B	419	46,598
		49,934
Germany 2.1%
SAP SE	410	45,606
Switzerland 0.9%
Lonza Group AG	21	14,902
Zur Rose Group AG (a) (b)	34	4,922
		19,824
United Kingdom 0.5%
Farfetch Ltd - Class A (a)	713	10,781
Italy 0.4%
Brunello Cucinelli S.p.A.	150	8,748
Brazil 0.2%
StoneCo Ltd. - Class A (a)	366	4,282
Total Common Stocks (cost $1,186,105)		2,158,084
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (d) (e)	13,000	13,000
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	1,736	1,736
Total Short Term Investments (cost $14,736)		14,736
Total Investments 100.1% (cost $1,200,841)		2,172,820
Other Assets and Liabilities, Net (0.1)%		(2,345)
Total Net Assets 100.0%		2,170,475

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan Dianping - Class B	04/14/21	14,780	9,349	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,254,524	—	—	1,254,524
Japan	—	228,606	—	228,606
France	—	187,779	—	187,779
India	31,118	68,268	—	99,386
Netherlands	—	92,513	—	92,513
China	72,774	9,349	—	82,123
Sweden	—	73,978	—	73,978
Denmark	—	49,934	—	49,934
Germany	—	45,606	—	45,606
Switzerland	—	19,824	—	19,824
United Kingdom	10,781	—	—	10,781
Italy	—	8,748	—	8,748
Brazil	4,282	—	—	4,282
Short Term Investments	14,736	—	—	14,736
	1,388,215	784,605	—	2,172,820

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 94.4%
Japan 12.7%
Asahi Breweries Ltd.	326	11,848
Fanuc Ltd.	81	14,247
Hoya Corp.	116	13,112
Keyence Corp.	11	5,175
Koito Manufacturing Co. Ltd.	340	13,716
Komatsu Ltd.	583	13,987
Olympus Corp.	1,191	22,711
SMC Corp.	12	6,665
Sony Corp.	143	14,773
TIS Inc.	525	12,302
		128,536
France 9.5%
Arkema	158	18,949
Kering SA	17	10,673
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	84	14,675
LVMH Moet Hennessy Louis Vuitton SE	18	12,773
Pernod-Ricard SA	50	11,091
Schneider Electric SE (a)	166	27,973
		96,134
Sweden 6.7%
Husqvarna Aktiebolag - Class B	920	9,593
Investor Aktiebolag - Class B	1,275	27,821
Sandvik AB	1,458	31,014
		68,428
United Kingdom 6.6%
Ashtead Group Public Limited Company	187	11,798
DCC Public Limited Company	187	14,550
Linde Public Limited Company	47	15,030
Reckitt Benckiser Group PLC	256	19,680
WPP 2012 Limited	469	6,159
		67,217
Canada 6.5%
CGI Inc. - Class A (a)	206	16,420
Magna International Inc.	226	14,562
Ritchie Bros. Auctioneers Incorporated	309	18,299
The Bank of Nova Scotia	226	16,247
		65,528
Netherlands 5.1%
ASML Holding	22	14,652
Heineken NV	159	15,185
Wolters Kluwer NV - Class C	203	21,635
		51,472
Ireland 5.0%
CRH Plc (a)	418	16,743
Flutter Entertainment Public Limited Company (a)	130	15,093
Icon Public Limited Company (a)	79	19,252
		51,088
Switzerland 4.9%
Kühne + Nagel International AG	60	16,925
Logitech International S.A. - Class N	209	15,490
Nestle SA - Class N	129	16,790
		49,205
China 4.4%
China Resources Enterprise Ltd.	1,692	10,308
JD.com, Inc. - Class A (a)	14	399
JD.com, Inc. - Class A - ADR (a)	144	8,338
Wuliangye Yibin Co., Ltd. - Class A (a)	357	8,673
Yum China Holdings, Inc.	406	16,867
		44,585
South Korea 4.2%
NAVER Corp.	70	19,586
Samsung Electronics Co. Ltd.	404	23,128
		42,714
Hong Kong 3.5%
AIA Group Limited	1,908	19,923
China Mengniu Dairy Company Limited	2,999	16,071
		35,994
United States of America 3.2%
Broadcom Inc. (a)	52	32,816
Brazil 3.1%
B3 S.A. - Brasil, Bolsa, Balcao (a)	6,461	21,310
Rede D'or Sao Luiz S.A. (a)	972	10,241
		31,551
Denmark 2.8%
Carlsberg A/S - Class B	71	8,664
Novo Nordisk A/S - Class B	180	19,959
		28,623
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,285	26,486
India 2.5%
HDFC Bank Limited - ADR	420	25,729
Australia 2.4%
Amcor Ltd. - CDI	671	7,604
CSL Ltd.	82	16,406
		24,010
Italy 2.3%
Finecobank Banca Fineco SPA	1,563	23,747
Singapore 2.3%
United Overseas Bank Ltd.	988	23,193
Mexico 1.8%
Wal - Mart de Mexico, S.A.B. de C.V.	4,318	17,781
Spain 1.2%
Amadeus IT Group SA (b)	188	12,273
Germany 1.1%
Deutsche Boerse AG - Class N	65	11,602
Total Common Stocks (cost $872,531)		958,712
PREFERRED STOCKS 1.1%
Switzerland 1.1%
Roche Holding AG	29	11,537
Total Preferred Stocks (cost $10,293)		11,537
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund, 0.01% (c) (d)	40,845	40,845
Total Short Term Investments (cost $40,845)		40,845
Total Investments 99.5% (cost $923,669)		1,011,094
Other Assets and Liabilities, Net 0.5%		5,039
Total Net Assets 100.0%		1,016,133

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Invesco International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Group SA	11/08/21	13,631	12,273	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	232,892	725,820	—	958,712
Preferred Stocks	11,537	—	—	11,537
Short Term Investments	40,845	—	—	40,845
	285,274	725,820	—	1,011,094

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 96.4%
Information Technology 25.5%
Allegro Microsystems Inc. (a)	723	20,534
Altair Engineering Inc. - Class A (a)	297	19,131
Ambarella Inc. (a)	173	18,113
Avalara, Inc. (a)	125	12,410
Black Knight, Inc. (a)	218	12,654
Blackline, Inc. (a)	252	18,447
Calix, Inc. (a)	271	11,621
Duck Creek Technologies, Inc. (a)	447	9,881
Endava PLC - Class A - ADR (a)	61	8,174
ExlService Holdings Inc. (a)	53	7,541
Fabrinet (a)	161	16,929
Five9 Inc. (a)	132	14,582
Flywire Corporation (a)	474	14,484
Guidewire Software, Inc. (a)	156	14,797
Impinj, Inc. (a)	217	13,782
KBR, Inc.	289	15,845
Knowbe4, Inc. - Class A (a)	791	18,200
Lattice Semiconductor Corp. (a)	696	42,396
Littelfuse Inc. (a)	73	18,179
MACOM Technology Solutions Holdings, Inc. (a)	142	8,515
Manhattan Associates Inc. (a)	119	16,485
Matterport Operating, LLC - Class A (a) (b)	244	1,982
Olo Inc. - Class A (a)	736	9,754
Pegasystems Inc. (a)	57	4,579
Power Integrations Inc. (a)	194	17,988
Q2 Holdings, Inc. (a)	126	7,791
Qualys, Inc. (a)	171	24,421
Rapid7, Inc. (a)	184	20,501
Semtech Corp. (a)	216	15,007
Silicon Laboratories Inc. (a)	161	24,175
Sprout Social, Inc. - Class A (a)	158	12,624
The Descartes Systems Group Inc. (a)	140	10,270
Upstate Property Rentals, LLC (a)	170	6,154
Workiva Inc. - Class A (a)	149	17,612
		505,558
Health Care 23.5%
ABCAM PLC (a)	895	16,165
ALX Oncology Holdings Inc. (a)	182	3,074
Amedisys, Inc. (a)	78	13,471
Arvinas Operations, Inc. (a)	149	10,047
Ascendis Pharma A/S - ADR (a) (b)	109	12,769
AtriCure, Inc. (a)	344	22,606
Caredx, Inc. (a)	542	20,044
Chemed Corporation	31	15,910
ChemoCentryx, Inc. (a)	389	9,751
Conmed Corp. (a)	59	8,805
Cryoport, Inc. (a)	445	15,549
Fate Therapeutics, Inc. (a)	279	10,811
Halozyme Therapeutics, Inc. (a)	666	26,547
Inari Medical, Inc. (a)	250	22,636
Insulet Corporation (a)	72	19,176
Intellia Therapeutics, Inc. (a)	101	7,337
Iovance Biotherapeutics Inc. (a)	429	7,142
iRhythm Technologies Inc. (a)	213	33,532
LHC Group, Inc. (a)	98	16,492
Maravai LifeSciences Holdings, Inc. - Class A (a)	328	11,573
Mesa Laboratories, Inc. (a)	64	16,203
Mirati Therapeutics, Inc. (a)	112	9,181
NanoString Technologies, Inc. (a)	466	16,188
Natera, Inc. (a)	341	13,886
Omnicell, Inc. (a)	113	14,605
R1 RCM Inc. (a)	193	5,167
Repligen Corporation (a)	110	20,605
Schrodinger, Inc. (a)	205	6,999
Syneos Health, Inc. - Class A (a)	335	27,102
Tandem Diabetes Care Inc. (a)	187	21,752
Twist Bioscience Corporation (a)	200	9,898
		465,023
Industrials 17.3%
AECOM	343	26,309
ASGN Incorporated (a)	189	22,052
Builders FirstSource, Inc. (a)	201	12,947
Chart Industries, Inc. (a)	92	15,800
Clarivate PLC (a)	518	8,690
Clean Harbors Inc. (a)	228	25,463
Construction Partners, Inc. - Class A (a)	582	15,227
Evoqua Water Technologies Corp. (a)	687	32,265
GXO Logistics Inc. (a)	246	17,547
Kennametal Inc.	25	730
Kornit Digital Ltd. (a)	178	14,726
Mercury Systems Inc. (a)	108	6,971
Nordson Corp. (a)	77	17,378
Saia, Inc. (a)	104	25,329
Shoals Technologies Group, Inc. - Class A (a)	652	11,111
SiteOne Landscape Supply, Inc. (a)	85	13,715
Terex Corp.	154	5,495
Trex Company, Inc. (a)	170	11,082
Valmont Industries Inc.	95	22,665
Vicor Corp. (a)	217	15,302
WESCO International, Inc. (a)	174	22,595
		343,399
Consumer Discretionary 14.5%
Five Below, Inc. (a)	95	14,980
Floor & Decor Holdings Inc. - Class A (a)	160	12,997
Fox Factory Holding Corp. (a)	159	15,625
Gentherm Incorporated (a)	181	13,194
Harley-Davidson, Inc.	415	16,333
Installed Building Products, Inc.	157	13,275
Kontoor Brands, Inc.	357	14,746
Marriott Vacations Worldwide Corporation	136	21,508
National Vision Holdings, Inc. (a)	353	15,384
Overstock.com Inc. (a) (b)	342	15,065
Penn National Gaming Inc. (a)	289	12,252
Planet Fitness, Inc. - Class A (a)	243	20,535
Pool Corporation (a)	47	19,937
Shutterstock Inc.	198	18,415
Sonos, Inc. (a)	493	13,921
Texas Roadhouse Inc. - Class A (a)	214	17,941
Visteon Corporation (a)	147	16,021
Wingstop Inc. (a)	131	15,399
		287,528
Financials 5.2%
BRP Group, Inc. - Class A (a)	559	15,006
Hanover Insurance Group Inc.	26	3,906
LPL Financial Holdings Inc. (a)	208	37,976
Morningstar Inc. (a)	83	22,709
Silvergate Capital Corporation - Class A (a)	61	9,166
TMX Group Limited	140	14,423
		103,186
Materials 4.9%
Aspen Aerogels, Inc. (a)	134	4,632
Axalta Coating Systems Ltd. (a)	529	12,997
Cleveland-Cliffs Inc. (a)	804	25,901
Eagle Materials Inc.	129	16,530
Element Solutions, Inc.	1,166	25,544
Ranpak Holdings Corp - Class A (a)	615	12,556
		98,160
Consumer Staples 1.6%
Performance Food Group, Inc. (a)	366	18,646
The Beauty Health Company - Class A (a)	783	13,216
		31,862
Energy 1.6%
Matador Resources Co.	323	17,127
Oasis Petroleum Inc. (a)	97	14,170
		31,297
Real Estate 1.3%
EastGroup Properties Inc.	103	20,915
Terreno Realty Corporation	52	3,886
		24,801
Communication Services 1.0%
Iridium Communications Inc. (a)	513	20,705
Total Common Stocks (cost $1,642,794)		1,911,519

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.9%
JNL Government Money Market Fund, 0.01% (c) (d)	77,198	77,198
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	4,663	4,663
Total Short Term Investments (cost $81,861)		81,861
Total Investments 100.5% (cost $1,724,655)		1,993,380
Other Assets and Liabilities, Net (0.5)%		(10,658)
Total Net Assets 100.0%		1,982,722

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,895,354	16,165	—	1,911,519
Short Term Investments	81,861	—	—	81,861
	1,977,215	16,165	—	1,993,380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 56.6%
United States of America 34.8%
AbbVie Inc.	61	9,850
Activision Blizzard, Inc. (a)	9	697
Advanced Micro Devices, Inc. (a)	32	3,460
Airbnb, Inc. - Class A (a)	2	314
Alcoa Corporation	3	281
Alleghany Corporation (a)	1	447
Alliant Energy Corporation (a)	6	400
Alnylam Pharmaceuticals, Inc. (a)	5	785
Alphabet Inc. - Class C (a)	3	9,256
Amazon.com, Inc. (a)	7	21,167
American Electric Power Company, Inc. (a)	4	446
American Express Company	28	5,328
American Homes 4 Rent - Class A	8	335
American International Group, Inc.	26	1,630
AmerisourceBergen Corporation	5	716
AMETEK, Inc.	8	1,057
Analog Devices, Inc. (a)	26	4,279
Apple Hospitality REIT, Inc.	13	239
Apple Inc. (a)	103	18,120
Arista Networks, Inc. (a)	7	908
AutoZone, Inc. (a)	—	994
Axalta Coating Systems Ltd. (a)	8	189
Baker Hughes, a GE Company, LLC - Class A (a)	67	2,424
Bank of America Corporation	234	9,638
Bellring Brands, Inc. (a)	9	206
Berkshire Hathaway Inc. - Class B (a)	9	3,278
Best Buy Co., Inc.	5	425
Biogen Inc. (a)	1	211
BioMarin Pharmaceutical Inc. (a)	2	185
BJ's Wholesale Club Holdings, Inc. (a)	8	521
BlackRock, Inc.	1	799
Booking Holdings Inc. (a)	3	5,552
Boston Scientific Corporation (a)	127	5,643
Bright Horizons Family Solutions Inc. (a)	6	754
Bristol-Myers Squibb Company	114	8,293
Brixmor Property Group Inc.	19	495
Bumble Inc. - Class A (a)	25	722
Bunge Limited	2	199
Burlington Stores Inc. (a)	3	549
Capital One Financial Corporation	8	1,047
Cardinal Health, Inc.	8	476
Carlisle Cos. Inc.	2	433
CarMax Inc. (a)	5	452
Carnival Plc (a)	—	6
Carrier Global Corporation	5	234
Catalent Inc. (a)	9	1,004
CBRE Group, Inc. - Class A (a)	3	306
Celanese Corp. - Class A	1	140
Centene Corporation (a)	33	2,764
CenterPoint Energy, Inc.	16	499
Charter Communications, Inc. - Class A (a)	8	4,524
Cheniere Energy, Inc.	3	457
Chevron Corporation	36	5,797
Chubb Limited	4	829
Cigna Holding Company	5	1,221
Cisco Systems, Inc. (a)	6	360
Citigroup Inc.	42	2,256
Citizens Financial Group Inc.	17	776
CNA Financial Corp.	5	221
Columbia Sportswear Co. (a)	3	312
Comcast Corporation - Class A (a)	21	969
CommScope Holding Company, Inc. (a)	16	123
Confluent, Inc. - Class A (a)	11	454
ConocoPhillips	45	4,502
Constellation Brands, Inc. - Class A	16	3,730
Cooper Cos. Inc.	3	1,053
Copart Inc. (a)	9	1,141
Coterra Energy Inc	22	581
Cracker Barrel Old Country Store, Inc. (a)	2	201
CrowdStrike Holdings, Inc. - Class A (a)	2	502
CVS Health Corporation	8	795
Deere & Company	5	1,969
Delta Air Lines, Inc. (a)	9	356
DexCom Inc. (a)	2	1,233
Diamondback Energy, Inc.	9	1,297
Dick's Sporting Goods Inc. (b)	3	349
Dish Network Corporation - Class A (a)	10	309
Dollar General Corporation	2	504
Dover Corporation	4	679
DuPont de Nemours, Inc.	5	353
Eastman Chemical Co.	23	2,593
Eaton Corporation Public Limited Company	26	3,963
Edison International	5	359
El Paso Electric Company (a) (c)	1	17
Energizer Holdings, Inc.	10	304
Entegris, Inc. (a)	8	1,010
Entergy Corporation	3	366
EOG Resources, Inc.	11	1,347
EPAM Systems, Inc. (a)	2	489
Equifax Inc.	4	920
Estee Lauder Cos. Inc. - Class A	3	807
Exact Sciences Corporation (a)	7	481
Exelixis, Inc. (a)	23	517
Exelon Corporation (a)	18	853
Exxon Mobil Corporation	7	603
Facebook, Inc. - Class A (a)	36	8,002
Federal Realty Investment Trust	3	360
FedEx Corporation	2	570
Fidelity National Information Services, Inc.	3	251
First Republic Bank	5	885
FirstEnergy Corp.	3	144
FleetCor Technologies Inc. (a)	2	377
Flowserve Corporation	4	151
FMC Corporation	4	510
Fortune Brands Home & Security, Inc.	4	281
Freeport-McMoRan Inc.	48	2,406
Gap Inc.	25	359
Generac Holdings Inc. (a)	3	767
General Dynamics Corporation	2	525
General Motors Company (a)	6	262
Global Payments Inc.	6	813
HCA Healthcare, Inc.	1	214
Henry Schein Inc. (a)	6	494
Hess Corporation	7	760
Hilton Worldwide Holdings Inc. (a)	7	1,123
Honeywell International Inc. (a)	5	954
Horizon Therapeutics Public Limited Company (a)	11	1,136
Host Hotels & Resorts, Inc. (a)	41	793
HubSpot Inc. (a)	2	777
Humana Inc.	1	261
IAC/Interactive Corp. (a)	3	277
Ingersoll Rand Inc.	84	4,225
Insulet Corporation (a)	2	636
Intercontinental Exchange, Inc.	5	608
International Business Machines Corporation	4	460
Intuit Inc. (a)	3	1,237
Intuitive Surgical, Inc. (a)	4	1,109
Invesco Ltd.	15	338
ITT Industries Holdings, Inc.	4	303
Jazz Pharmaceuticals Public Limited Company (a)	5	807
JBG Smith Properties	8	239
Johnson & Johnson	8	1,495
Keurig Dr Pepper Inc. (a)	18	665
Keysight Technologies, Inc. (a)	5	800
Kilroy Realty Corporation	2	145
Kimco Realty Corporation	25	612
Kinder Morgan, Inc.	28	529
Kite Realty Naperville, LLC	6	137
Kohl's Corporation	11	679
Kontoor Brands, Inc.	5	202
Kraft Heinz Foods Company (a)	15	571
Kyndryl Holdings, Inc. (a)	10	131
Lam Research Corp. (a)	7	3,668
Lamar Advertising Co. - Class A (a)	1	171
Lamb Weston Holdings Inc.	10	626
Leidos Holdings Inc.	8	818

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Liberty Broadband Corp. - Series C (a)	3	470
Liberty SiriusXM Group - Series A (a)	4	161
Liberty SiriusXM Group - Series C (a)	14	641
Lincoln National Corporation	5	340
Loews Corp.	19	1,200
Lowe`s Companies, Inc.	2	504
Lyft, Inc. - Class A (a)	139	5,330
M&T Bank Corporation	7	1,103
Marathon Petroleum Corporation	4	331
Marriott International, Inc. - Class A (a)	30	5,352
Marsh & McLennan Companies, Inc.	2	301
Martin Marietta Materials Inc.	1	572
MasterCard Incorporated - Class A	23	7,876
McDonald's Corporation	25	6,260
McKesson Corporation	5	1,500
Media Group Holdings LLC (a) (c) (d) (e)	3,345	—
Merck & Co., Inc.	4	363
Mettler-Toledo International Inc. (a)	—	525
Microsoft Corporation (a)	76	23,161
Mid-America Apartment Communities, Inc.	2	397
Mohawk Industries Inc. (a)	4	442
MongoDB, Inc. - Class A (a)	2	755
Morgan Stanley	5	432
Murphy USA Inc.	2	490
Natera, Inc. (a)	8	309
National Vision Holdings, Inc. (a)	10	416
Neurocrine Biosciences, Inc. (a)	3	281
Newell Brands Inc.	19	408
Nexstar Media Group, Inc. - Class A (a)	2	373
NextEra Energy, Inc.	66	5,600
NIKE, Inc. - Class B	9	1,193
Norfolk Southern Corporation	15	4,150
Northern Trust Corp.	6	693
Northrop Grumman Systems Corp.	2	959
NVIDIA Corporation (a)	13	3,540
Old Dominion Freight Line Inc. (a)	5	1,472
O'Reilly Automotive, Inc. (a)	1	992
Organon & Co.	5	162
PACCAR Inc.	13	1,154
Pacific Gas And Electric Company (a)	16	195
Packaging Corporation of America	4	681
Palo Alto Networks, Inc. (a)	3	1,559
Parker-Hannifin Corporation	3	975
People's United Financial Inc. (a)	47	933
Philip Morris International Inc.	5	430
Phillips 66	5	471
Pioneer Natural Resources Co.	4	950
Post Holdings, Inc. (a)	7	470
Procter & Gamble Co.	22	3,413
Progressive Corp.	55	6,286
ProLogis Inc.	17	2,742
Public Storage	1	249
Qiagen N.V. (a)	1	26
Qualcomm Incorporated (a)	12	1,780
Quanta Services, Inc.	14	1,814
Ralph Lauren Corp. - Class A	3	347
Rayonier Inc.	13	532
Raytheon BBN Technologies Corp.	20	1,982
Regeneron Pharmaceuticals, Inc. (a)	11	7,143
Regions Financial Corporation	10	225
Roblox Corporation - Class A (a)	5	228
Ross Stores Inc. (a)	25	2,297
Royal Caribbean Cruises Ltd.	27	2,302
Royalty Pharma PLC - Class A (a)	11	430
S&P Global Inc.	4	1,530
Schlumberger Ltd.	5	186
ServiceNow, Inc. (a)	2	1,049
Signature Bank	2	686
Snap Inc. - Class A (a)	84	3,019
SolarEdge Technologies Ltd. (a)	4	1,440
Southwest Airlines Co. (a)	34	1,551
Stanley Black & Decker, Inc.	2	309
State Street Corporation	50	4,402
Sun Communities Inc.	9	1,647
SVB Financial Group (a)	1	689
SYNNEX Corporation	5	477
Synopsys Inc. (a)	3	996
Sysco Corp.	5	406
T. Rowe Price Group, Inc. (a)	3	427
Tapestry Inc.	9	329
Tempur Sealy International, Inc.	1	25
Teradyne Inc. (a)	5	593
Terex Corp.	3	117
Tesla Inc. (a)	8	7,998
Texas Instruments Incorporated (a)	27	4,996
Textron Inc.	3	238
The Allstate Corporation	2	332
The Blackstone Group Inc. - Class A	12	1,519
The Boeing Company (a)	3	651
The Charles Schwab Corporation	25	2,106
The Coca-Cola Company	61	3,782
The Hartford Financial Services Group, Inc.	6	466
The Home Depot, Inc.	6	1,727
The PNC Financial Services Group, Inc.	4	787
The Trade Desk, Inc. - Class A (a)	8	538
The Travelers Companies, Inc.	9	1,693
The Williams Companies, Inc.	16	537
Thermo Fisher Scientific Inc.	3	1,485
Timken Co.	3	182
T-Mobile US, Inc. (a)	36	4,623
Trane Technologies Public Limited Company	33	4,962
Truist Financial Corporation	77	4,391
U.S. Bancorp	10	545
Union Pacific Corporation	5	1,357
United Parcel Service Inc. - Class B	1	223
UnitedHealth Group Incorporated	22	11,192
US Foods Holding Corp. (a)	21	800
Ventas, Inc.	2	146
Verizon Communications Inc.	21	1,069
Vertex Pharmaceuticals Incorporated (a)	13	3,351
Viatris, Inc.	13	144
Walt Disney Co. (a)	1	165
Wells Fargo & Company	117	5,675
Welltower Inc.	7	636
Westrock Company, Inc.	8	375
Weyerhaeuser Company	27	1,014
Wolfspeed, Inc. (a)	6	664
Xcel Energy Inc. (a)	10	755
Zebra Technologies Corp. - Class A (a)	1	603
Zimmer Biomet Holdings, Inc.	59	7,561
ZimVie Inc. (a)	1	14
Zscaler, Inc. (a)	4	958
		444,104
China 3.7%
Advanced Micro-Fabrication Equipment Inc. - Class A (a)	13	237
Aier Eye Hospital Group Co., Ltd - Class A (a)	54	268
Alibaba Group Holding Limited (a) (e)	200	2,705
Amoy Diagnostics Co., Ltd. - Class A (a)	2	14
Angel Yeast Co., Ltd. - Class A (a)	30	195
ANTA Sports Products Limited	24	294
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (e)	11	401
Bank of Ningbo Co., Ltd. - Class A (a)	84	490
Baoshan Iron & Steel Co., Ltd. - Class A (a)	286	303
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. - Class A	77	500
Beijing Kingsoft Office Software Co.,Ltd - Class A	5	154
Bicycle Club Joint Venture, L.P. - Class A (a)	45	162
BOE Technology Group Co., Ltd. - Class A (a)	552	373
BTG Hotels (Group) Co., Ltd. - Class A (a)	37	133
Chacha Food Company, Limited - Class A (a)	3	24
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A (a)	12	234
China Construction Bank Corporation - Class H	1,963	1,468
China Longyuan Power Group Corporation Limited - Class H	262	589
China Merchants Bank Co., Ltd. - Class A (a)	144	1,059
China Merchants Bank Co., Ltd. - Class H	148	1,152
China Resources Land Ltd.	82	380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
China State Construction Engineering Corporation Limited - Class A (a)	264	226
China Vanke Co., Ltd. - Class A (a)	169	509
China Yangtze Power Co., Ltd. - Class A (a)	78	271
Chongqing Brewery Co., Ltd. - Class A (a)	31	529
Chongqing Fuling Zhacai Group Co., Ltd. - Class A (a)	106	538
Contemporary Amperex Technology Co., Limited - Class A (a)	16	1,272
Country Garden Services Holdings Company Limited	73	309
Flat Glass Group Co., Ltd. - Class H (a) (b)	41	157
Foshan Haitian Flavoring & Food Co., Ltd - Class A (a)	65	889
Fujian Anjing Food Co., Ltd. - Class A	8	142
Fuyao Glass Industry Group Co., Ltd. - Class A (a)	12	66
Fuyao Glass Industry Group Co., Ltd. - Class H (e)	44	179
Glodon Company Limited - Class A (a)	25	197
Guangdong Haid Group Co., Ltd. - Class A (a)	24	210
Guangzhou Automobile Group Co., Ltd. - Class H	570	470
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A (a)	16	184
Haier Smart Home Co., Ltd - Class H	320	1,028
Hangzhou Tigermed Consulting Co., Ltd - Class A (a)	16	275
Han's Laser Technology Industry Group Co., Ltd. - Class A (a)	120	724
Hefei Meyer Optoelectronic Technology Inc. - Class A (a)	33	140
Hongfa Technology Co., Ltd. - Class A (a)	27	198
Hualan Biological Engineering, Inc. - Class A (a)	50	160
Huazhu Group Limited (a)	99	334
Hundsun Technologies Inc. - Class A (a)	52	366
Inner Mongolia Yili Industrial Group Co., Ltd - Class A (a)	189	1,093
JD.com, Inc. - Class A (a)	35	999
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A (a)	40	330
Jiangsu Hengrui Medicine Co., Ltd. - Class A (a)	39	227
Kingdee International Software Group Co. Ltd. (a)	157	343
Kunlun Energy Co. Ltd.	448	389
Kweichow Moutai Co., Ltd. - Class A (a)	1	350
Laobaixing Pharmacy Chain Joint Stock Company - Class A (a)	25	144
LONGi Green Energy Technology Co., Ltd. - Class A	48	540
Maxscend Microelectronics Company Limited - Class A	7	235
Meituan Dianping - Class B (a) (e)	56	1,071
Midea Group Co., Ltd. - Class A (a)	43	379
Minth Group Limited	106	258
Montage Technology Co.,Ltd. - Class A (a)	21	221
NARI Technology Co., Ltd. - Class A (a)	63	313
NetEase, Inc.	43	767
Oppein Home Group Inc. - Class A (a)	32	591
Pharmaron Beijing Co., Ltd. - Class H (e)	41	496
Ping An Bank Co., Ltd. - Class A (a)	259	626
Ping An Insurance (Group) Co of China Ltd - Class A (a)	77	583
Ping An Insurance (Group) Co of China Ltd - Class H	120	840
Poly Developments And Holdings Group Co., Ltd. - Class A (a)	229	639
Proya Cosmetics Co., Ltd. - Class A (a)	8	229
Qingdao Haier Biomedical Co Ltd - Class A	11	123
Sangfor Technologies Inc. - Class A (a)	9	159
Shanghai Baosight Software Co., Ltd. - Class A (a)	74	565
Shanghai Liangxin Electrical Co., Ltd. - Class A	93	176
Shanghai M&G Stationery Inc - Class A (a)	18	137
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A (a)	9	205
Shenzhen Inovance technology Co., Ltd. - Class A (a)	44	397
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	17	829
Shenzhou International Group Holdings Limited	19	251
Silergy Corp.	2	237
SKSHU Paint Co., Ltd. - Class A	35	484
Starpower Semiconductor Ltd. - Class A (a)	3	205
Sungrow Power Supply Co., Ltd. - Class A	20	338
Sunny Optical Technology (Group) Company Limited	21	327
Suzhou Maxwell Technologies Co., Ltd. - Class A (a)	2	189
Tencent Holdings Limited	105	4,876
Tongwei Co., Ltd. - Class A (a)	176	1,172
Wanhua Chemical Group Co.,Ltd. - Class A (a)	59	743
Will Semiconductor Co.,Ltd. - Class A (a)	7	218
Wuliangye Yibin Co., Ltd. - Class A (a)	35	847
Wuxi Biologics Cayman Inc (a) (e)	92	748
Xinyi Solar Holdings Limited	274	481
Xpeng Inc. (a)	13	174
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	22	250
Yunnan Energy New Material Co., Ltd. - Class A (a)	20	687
Zhejiang Dingli Machinery Co., Ltd. - Class A (a)	21	148
Zijin Mining Group Co. Ltd. - Class H	292	446
		47,583
France 2.5%
Adevinta ASA - Class B (a) (e)	1	9
Aeroports de Paris (a)	—	9
Alstom	1	16
Amundi (e)	—	9
Arkema	—	18
AXA SA	5	138
Biomerieux SA	—	11
BNP Paribas SA	3	149
Bollore SA	2	11
Bouygues SA	—	17
Bureau Veritas	1	19
Capgemini SA	22	4,823
Carrefour SA	1	31
Cie de Saint-Gobain	1	72
Cie Generale d'Optique Essilor International SA	1	126
CNP Assurances SA	—	8
Compagnie Generale des Etablissements Michelin	—	55
Covivio	—	8
Credit Agricole SA	185	2,220
Danone	2	87
Dassault Aviation	—	8
Dassault Systemes	2	78
EDENRED	1	28
Eiffage	—	19
Electricite de France	1	12
Engie (a)	4	53
Gecina SA	—	16
Getlink S.E.	1	18
Hermes International SCA	—	113
IPSEN	—	11
Kering SA	—	107
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	191
Legrand SA	1	58
L'Oreal SA	4	1,565
LVMH Moet Hennessy Louis Vuitton SE	14	9,938
Orange SA	4	50
Pernod-Ricard SA	—	101
Publicis Groupe SA	1	32
Safran	25	2,920
Sanofi SA	3	266
Sartorius Stedim Biotech	—	22
Schneider Electric SE (a)	8	1,343
SEB SA	—	11
Societe Generale SA	2	48
Sodexo SA	—	15
Teleperformance	—	51
Thales SA	—	30
Total SA	6	284
Veolia Environnement	2	48
VINCI	61	6,214
Vivendi SA	2	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Worldline (a) (e)	1	25
		31,535
United Kingdom 1.7%
3i Group plc	2	41
Admiral Group PLC	1	21
Allfunds Group PLC	—	5
Anglo American PLC	53	2,763
Ashtead Group Public Limited Company	1	65
ASOS Plc (a)	—	3
Associated British Foods PLC	1	18
AstraZeneca PLC	4	469
Auto Trader Group PLC	2	18
Avast PLC (e)	1	11
AVEVA Group plc	—	9
Aviva PLC	9	52
B&M European Value Retail S.A.	2	13
BAE Systems PLC	7	70
Barclays PLC	36	70
Barratt Developments PLC	2	16
BP P.L.C.	587	2,866
Bridgepoint Group PLC (a) (e)	1	5
British American Tobacco P.L.C.	5	220
BT Group Plc	20	48
Bunzl Public Limited Company	1	30
Burberry Group PLC	1	20
Centrica PLC (a)	13	14
Coca-Cola European Partners PLC (a)	—	22
Compass Group PLC	4	88
Convatec Group PLC (e)	4	10
Croda International Public Limited Company	—	34
Darktrace PLC (a)	1	4
DCC Public Limited Company	—	18
Dechra Pharmaceuticals PLC	—	13
Deliveroo PLC - Class A (a)	2	3
Derwent London PLC	—	11
Diageo PLC	47	2,404
Direct Line Insurance Limited	3	11
Dr. Martens PLC (a)	1	4
DS Smith PLC	3	13
easyJet PLC (a)	1	9
Evraz PLC (c)	1	2
Experian PLC	2	86
Ferguson PLC	9	1,162
Fiat Chrysler Automobiles N.V. (a)	125	2,019
GlaxoSmithKline PLC	11	248
GVC Holdings PLC (a)	1	29
Halma Public Limited Company	1	28
Harbour Energy PLC	1	8
Hargreaves Lansdown PLC	1	11
Hikma Pharmaceuticals Public Limited Company	—	11
Hiscox Ltd.	2	29
Howden Joinery Group PLC	2	25
HSBC Holdings PLC	47	323
Imperial Brands PLC	2	46
Informa Switzerland Limited (a)	3	27
InterContinental Hotels Group PLC	—	29
Intermediate Capital Group PLC	1	16
Intertek Group Plc	—	25
ITV Plc	8	9
J Sainsbury PLC	4	13
JD Sports Fashion PLC (a)	6	11
Johnson Matthey PLC	—	11
Kingfisher Plc	5	16
Land Securities Group PLC	2	18
Legal & General Group PLC	22	78
Linde Public Limited Company (a)	5	1,565
Lloyds Banking Group PLC	163	100
London Stock Exchange Group PLC	1	78
M&G PLC	6	17
Marks & Spencer Group Plc (a)	4	9
Meggitt PLC (a)	2	18
Melrose Holdings Limited	10	16
Mondi plc	1	21
National Grid PLC	9	137
Next PLC	—	24
Ocado Group PLC (a)	1	23
Oxford Nanopore Technologies Limited (a)	1	5
Pearson PLC	2	17
Pepco Group N.V. (a) (e)	33	354
Persimmon Public Limited Company	28	774
Phoenix Group Holdings PLC	2	16
Reckitt Benckiser Group PLC	2	130
Relx PLC (a)	50	1,547
Relx PLC	5	142
Rentokil Initial PLC	4	30
Rightmove PLC	2	16
Rio Tinto PLC - ADR	2	137
Rio Tinto PLC	11	911
Rolls-Royce Holdings plc (a)	19	25
Royal Mail PLC	2	8
Schroders PLC	—	14
Schroders PLC	—	5
SEGRO Public Limited Company	3	49
Severn Trent PLC	1	29
Smith & Nephew PLC	2	32
Smiths Group PLC	1	17
Spirax-Sarco Engineering PLC	—	27
SSE PLC	2	55
St. James's Place PLC	1	23
Standard Chartered PLC	6	38
Standard Life Aberdeen PLC	5	14
Tate & Lyle Public Limited Company	1	10
Taylor Wimpey PLC	8	14
Tesco PLC	17	63
The Berkeley Group Holdings PLC	—	15
The British Land Company Public Limited Company	2	15
The Royal Bank of Scotland Group Public Limited Company	12	34
The Sage Group PLC.	3	24
THG Holdings PLC (a)	2	2
Travis Perkins PLC	1	8
Unilever PLC	6	274
United Utilities Group PLC	2	23
Vodafone Group Public Limited Company	61	100
Weir Group PLC(The)	1	13
Whitbread PLC (a)	—	17
Wise PLC - Class A (a)	1	6
Wizz Air Holdings PLC (a) (e)	6	239
WPP 2012 Limited	3	38
		21,089
Netherlands 1.4%
Adyen B.V. (a) (e)	—	838
Aegon NV	3	17
Airbus SE	39	4,689
Akzo Nobel N.V.	—	37
argenx SE (a)	—	37
ASM International N.V.	—	31
ASML Holding	3	2,323
CNH Industrial N.V. (a)	2	36
HAL Trust	—	31
Heineken Holding N.V.	—	18
Heineken NV	1	52
ING Groep N.V.	9	94
JDE Peet's N.V.	—	6
Koninklijke Ahold Delhaize N.V.	2	76
Koninklijke DSM N.V.	—	72
Koninklijke KPN N.V.	8	28
Koninklijke Philips N.V.	2	62
NN Group N.V.	1	37
NXP Semiconductors N.V.	36	6,586
Prosus N.V.	2	106
Randstad NV (b)	—	17
Shell PLC - Class A	108	2,956
Unibail-Rodamco SE	—	20
Universal Music Group N.V. (a)	3	80
Wolters Kluwer NV - Class C	1	64
		18,313

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Japan 1.4%
Acom Co. Ltd.	1	3
Advance Residence Investment Corp.	—	8
Advantest Corporation	—	31
AEON Co. Ltd.	2	43
AEON Mall Co. Ltd.	—	3
Air Water Inc.	1	7
Aisin Seiki Co. Ltd.	—	14
Ajinomoto Co. Inc.	1	37
Alfresa Holdings Corp. (b)	—	6
All Nippon Airways Co. Ltd. (a)	1	10
Amada Co. Ltd.	1	8
Asahi Breweries Ltd.	1	44
Asahi Glass Co. Ltd.	1	24
Asahi Intecc Co., Ltd.	1	12
Asahi Kasei Corp. (b)	3	28
Asics Corp.	—	8
Astellas Pharma Inc.	4	67
Bandai Namco Holdings Inc.	1	38
Bank of Kyoto Ltd.	—	9
Benefit One Inc.	—	4
Bridgestone Corp.	43	1,662
Brother Industries Ltd.	1	11
Calbee,Inc.	—	4
Canon Inc.	2	56
Capcom Co. Ltd.	—	7
Casio Computer Co. Ltd.	1	6
Central Japan Railway Co.	1	65
China Bank Ltd. (b)	2	9
Chubu Electric Power Co. Inc. (b)	2	17
Chugai Pharmaceutical Co. Ltd.	1	47
Chugoku Electric Power Co. Inc. (b)	1	3
Concordia Financial Group, Ltd. (b)	3	10
COSMOS Pharmaceutical Corporation	—	12
CyberAgent Inc.	1	12
Dai Nippon Printing Co. Ltd.	1	14
Daifuke Co. Ltd.	—	21
Dai-ichi Life Holdings, Inc.	3	52
Daiichi Sankyo Company, Ltd	4	92
Daikin Industries Ltd.	1	127
Dainippon Sumitomo Pharma Co. Ltd.	1	6
Daito Trust Construction Co. Ltd.	—	11
Daiwa House Industry Co. Ltd.	2	42
Daiwa House REIT Investment Corporation	—	13
Daiwa Securities Group Inc. (b)	4	20
Denso Corp. (b)	1	77
Dentsu Inc.	1	25
East Japan Railway Co. (b)	1	52
Eisai Co. Ltd.	1	32
Fanuc Ltd.	—	71
Fast Retailing Co. Ltd.	—	103
Fuji Electric Holdings Co. Ltd.	—	20
FUJIFILM Holdings Corp.	1	55
Fujitsu Ltd.	—	60
Fukuoka Financial Group, Inc.	—	8
GLP J-REIT	—	15
GMO Payment Gateway, Inc.	—	10
Hakuhodo DY Holdings Incorporated	1	9
Hamamatsu Photonics KK	—	21
Hankyu Hanshin Holdings Inc.	1	14
Harmonic Drive Systems Inc.	—	7
Hino Motors Ltd. (b)	1	4
Hirose Electric Co. Ltd.	—	15
Hitachi Construction Machinery Co. Ltd.	—	5
Hitachi Ltd.	2	115
Hitachi Metals Ltd. (a)	1	10
Honda Motor Co. Ltd. (b)	58	1,652
Hoshizaki Corporation	—	14
Hoya Corp.	8	848
Hulic Co. Ltd.	1	12
IBIDEN Co., Ltd.	—	15
Idemitsu Kosan Co., Ltd.	1	14
Iida Group Holdings Co., Ltd. (b)	—	7
Inpex Corporation	3	29
Isuzu Motors Ltd. (b)	1	18
ITOCHU Corp. (b)	3	112
ITOCHU Techno-Solutions Corporation	—	5
Japan Airlines Co., Ltd (a)	—	6
Japan Airport Terminal Co. Ltd. (a)	—	9
Japan Exchange Group Inc.	1	22
Japan Post Holdings Co., Ltd.	3	21
Japan Post Insurance Co., Ltd.	1	10
Japan Prime Realty Investment Corp.	—	7
Japan Real Estate Investment Corp.	—	16
Japan Retail Fund Investment Corp.	—	13
Japan Tobacco Inc.	3	43
JFE Holdings Inc. (b)	1	17
JS Group Corp.	1	13
JSR Corp.	1	15
JXTG Holdings, Inc. (b)	7	27
Kajima Corp. (b)	1	13
Kakaku.com Inc.	—	7
Kansai Electric Power Co. Inc.	2	18
Kansai Paint Co. Ltd.	1	10
Kao Corp.	1	41
Kawasaki Heavy Industries Ltd.	—	7
KDDI Corp. (b)	4	118
Keio Corp.	—	12
Keisei Electric Railway Co. Ltd.	—	11
Kewpie Corporation	—	6
Keyence Corp.	3	1,259
Kikkoman Corp.	1	33
Kinden Corp.	—	4
Kintetsu Corp. (b)	—	11
Kirin Holdings Co. Ltd.	2	27
Kobayashi Pharmaceutical Co. Ltd.	—	8
Kobe Bussan Co., Ltd.	—	9
Koei Tecmo Holdings Co., Ltd.	—	3
Koito Manufacturing Co. Ltd.	—	12
Komatsu Ltd.	2	53
Konami Corp. (b)	—	13
Kose Corp.	—	10
Kubota Corp.	3	49
Kuraray Co. Ltd.	1	8
Kurita Water Industries Ltd.	—	11
Kyocera Corp.	1	50
Kyowa Kirin Co., Ltd.	9	214
Kyushu Electric Power Co. Inc.	1	7
Kyushu Railway Company	—	6
Lasertec Corporation	—	33
Lion Corp.	1	8
M3, Inc.	1	36
Makita Corp.	1	22
Marubeni Corp. (b)	4	44
Marui Group Co. Ltd. (b)	1	9
Matsumotokiyoshi Holdings Co., Ltd.	—	11
Mazda Motor Corp. (b)	1	10
McDonald's Holdings Co. Japan Ltd.	—	12
Medipal Holdings Corp.	1	8
Meiji Holdings Co., Ltd. (b)	—	22
Mercari, Inc. (a)	—	5
Minebea Mitsumi Inc.	1	22
MISUMI Group Inc.	1	21
Mitsubishi Chemical Holdings Corporation (b)	3	21
Mitsubishi Corp. (b)	3	124
Mitsubishi Electric Corp.	5	56
Mitsubishi Estate Co. Ltd.	3	49
Mitsubishi Gas Chemical Co. Inc.	1	8
Mitsubishi Heavy Industries Ltd.	1	23
Mitsubishi Motors Corp. (a)	2	4
Mitsubishi UFJ Financial Group Inc. (b)	29	179
Mitsubishi UFJ Lease & Finance Co. Ltd.	1	6
Mitsui & Co. Ltd. (b)	4	100
Mitsui Chemicals Inc.	1	15
Mitsui Fudosan Co. Ltd.	2	47
Mitsui OSK Lines Ltd.	1	25
Mizuho Financial Group Inc. (b)	6	74
MonotaRO Co., Ltd.	1	13
MS&AD Insurance Group Holdings, Inc. (b)	1	36

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Murata Manufacturing Co. Ltd.	2	106
Nabtesco Corp.	—	8
Nagoya Railroad Co. Ltd.	—	7
NEC Corp.	1	25
NEC Electronics Corp. (a)	3	35
NEXON Co.,Ltd.	1	24
NGK Insulators Ltd.	1	10
NGK Spark Plug Co. Ltd.	—	6
Nidec Corp. (b)	1	103
Nihon M & A Center Inc.	1	10
Nikon Corp. (b)	1	9
Nintendo Co. Ltd.	—	151
Nippon Building Fund Inc.	—	23
Nippon Express Co., Ltd.	—	14
Nippon Meat Packers Inc.	—	7
Nippon Paint Co. Ltd.	3	29
Nippon Shinyaku Co., Ltd.	—	7
Nippon Steel Corporation (b)	2	37
Nippon Telegraph & Telephone Corp.	3	81
Nippon Yusen KK (b)	—	35
Nissan Chemical Industries Ltd.	—	18
Nissan Motor Co., Ltd. (a)	6	25
Nisshin Seifun Group Inc. (b)	1	7
Nissin Foods Holdings Co. Ltd.	—	14
Nitori Co. Ltd.	—	25
Nitto Denko Corp.	—	22
Nomura Holdings Inc. (b)	7	29
Nomura Real Estate Holdings, Inc.	—	7
Nomura Real Estate Master Fund. Inc.	—	15
Nomura Research Institute Ltd.	1	29
NSK Ltd. (b)	1	7
NTT Data Corp. (b)	1	28
Obayashi Corp.	2	12
Obic Co. Ltd.	—	30
Odakyu Electric Railway Co. Ltd.	1	13
OJI Holdings Corp.	2	11
Olympus Corp.	3	55
Omron Corp.	1	33
Ono Pharmaceutical Co. Ltd.	1	30
Open House Co.,Ltd.	—	9
Oracle Corp. Japan	—	7
Oriental Land Co. Ltd.	1	96
ORIX Corp.	3	56
Orix J-REIT Inc.	—	8
Osaka Gas Co. Ltd.	1	17
Otsuka Corp.	—	7
Otsuka Holdings Co., Ltd.	1	45
Pan Pacific International Holdings Corporation	1	18
Panasonic Corp. (b)	5	51
Persol Holdings Co., Ltd.	1	11
Pola Orbis Holdings Inc.	—	1
Prologis	—	15
Rakuten Inc.	2	16
Recruit Holdings Co., Ltd.	4	171
Resona Holdings Inc. (b)	5	23
Ricoh Co. Ltd.	2	13
Rinnai Corp.	—	7
Rohm Co. Ltd.	—	16
Ryohin Keikaku Co. Ltd.	1	7
Santen Pharmaceutical Co. Ltd.	1	10
SBI Holdings Inc. (b)	1	13
SCSK Corporation	—	5
Secom Co. Ltd.	1	36
Sega Sammy Holdings Inc.	—	5
Seibu Holdings Inc.	1	6
Seiko Epson Corp. (b)	1	10
Sekisui Chemical Co. Ltd.	1	14
Sekisui House Ltd.	2	29
Seven & I Holdings Co., Ltd.	2	86
SG Holdings Co., Ltd.	1	21
Sharp Corp.	1	5
Shimadzu Corp.	1	24
Shimano Inc.	—	46
Shimizu Corp.	2	10
Shin-Etsu Chemical Co. Ltd.	16	2,459
Shinsei Bank Ltd. (b)	—	5
Shionogi & Co. Ltd. (b)	1	37
Shiseido Co. Ltd.	1	46
Shizuoka Bank Ltd. (b)	1	9
Showa Denko KK	1	10
SMC Corp.	—	56
Softbank Corp.	6	73
SoftBank Group Corp.	3	131
Sohgo Security Services Co. Ltd.	—	3
Sojitz Corp.	—	2
Sompo Holdings, Inc.	1	39
Sony Corp.	17	1,773
Square Enix Holdings Co. Ltd.	—	9
Stanley Electric Co. Ltd. (b)	1	9
Subaru Corp. NPV (b)	1	22
SUMCO Corporation	1	12
Sumitomo Chemical Co. Ltd. (b)	4	17
Sumitomo Corp. (b)	3	48
Sumitomo Electric Industries Ltd. (b)	2	20
Sumitomo Heavy Industries Ltd.	—	5
Sumitomo Metal Mining Co. Ltd.	1	31
Sumitomo Mitsui Financial Group Inc. (b)	3	102
Sumitomo Mitsui Trust Holdings Inc.	1	29
Sumitomo Realty & Development Co. Ltd.	1	33
Sumitomo Rubber Industries Inc.	—	4
Sundrug Co. Ltd.	—	2
Suntory Beverage & Food Limited	—	15
Suzuki Motor Corp.	1	38
Sysmex Corp.	—	29
T&D Holdings Inc.	1	18
Taisei Corp.	—	12
Taisho Pharmaceutical Holdings Company Ltd.	—	5
Taiyo Nippon Sanso Corp.	1	9
Takeda Pharmaceutical Co. Ltd.	4	100
TDK Corp.	1	33
Terumo Corp.	2	52
TIS Inc.	—	9
Tobu Railway Co. Ltd.	—	10
Toho Co. Ltd.	—	15
Tohoku Electric Power Co. Inc.	1	6
Tokio Marine Holdings Inc. (b)	2	93
Tokyo Century Corp.	—	4
Tokyo Electric Power Co. Holdings Inc. (a)	2	6
Tokyo Electron Ltd.	—	206
Tokyo Gas Co. Ltd.	1	18
Tokyu Corp.	1	17
Tokyu Fudosan Holdings Corporation	1	7
Toppan Printing Co. Ltd.	1	14
Toray Industries Inc.	4	19
Toshiba Corp.	1	37
Tosoh Corp.	1	12
TOTO Ltd.	—	16
Toyo Suisan Kaisha Ltd.	—	7
Toyota Boshoku Corporation	—	3
Toyota Industries Corp.	1	34
Toyota Motor Corp. (b)	30	534
Toyota Tsusho Corp.	1	25
Trend Micro Inc.	—	18
TSURUHA Holdings ,Inc.	—	6
Unicharm Corp.	1	36
United Urban Investment Corp.	—	8
USS Co. Ltd. (b)	—	3
Welcia Holdings Co.,Ltd.	—	5
West Japan Railway Co.	1	25
Yahoo! Japan Corp.	6	26
Yakult Honsha Co. Ltd.	—	21
Yamada Denki Co. Ltd.	1	2
Yamaha Corp.	—	17
Yamaha Motor Co. Ltd.	1	16
Yamato Holdings Co. Ltd. (b)	1	13
Yamazaki Baking Co. Ltd.	1	6
Yaskawa Electric Corp.	1	27
Yokogawa Electric Corp.	1	10
ZOZO, Inc.	—	5
		18,153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Germany 1.3%
Adidas AG - Class N	9	2,114
Allianz SE	17	4,012
Aroundtown SA	2	13
BASF SE - Class N	2	120
Bayer AG - Class N	2	154
Bayerische Motoren Werke AG	1	62
Beiersdorf AG	—	23
Brenntag AG - Class N	—	28
Carl Zeiss Meditec AG	—	13
Continental AG	—	18
Covestro AG (e)	—	22
Daimler AG - Class N	2	132
Delivery Hero SE (a) (e)	8	355
Deutsche Bank Aktiengesellschaft - Class N	5	60
Deutsche Boerse AG - Class N	—	78
Deutsche Lufthansa AG (a)	1	11
Deutsche Post AG - Class N	50	2,396
Deutsche Telekom AG - Class N	8	145
Dresdner Bank AG (a)	2	17
DW Property Invest GmbH	—	7
E.ON SE - Class N	5	60
Evonik Industries AG	—	12
Fresenius Medical Care AG & Co. KGaA	—	30
Fresenius SE & Co. KGaA	1	34
GEA Group AG	—	15
Hannover Rueck SE - Class N	—	24
HeidelbergCement AG	—	19
Henkel AG & Co. KGaA	—	15
Infineon Technologies AG - Class N	3	102
Kion Group AG	—	11
Merck KGaA	—	61
MTU Aero Engines AG - Class N	—	28
Muenchener Rueckversicherungs AG - Class N	—	86
Puma SE	—	20
RWE AG	117	5,082
SAP SE	3	278
Siemens AG - Class N	2	252
Siemens Energy AG	1	21
Siemens Healthineers AG (e)	1	40
Symrise AG	—	36
Talanx Aktiengesellschaft	—	5
Telefonica Deutschland Holding AG	2	6
TUI AG - Class N (a) (e)	3	8
Uniper SE	—	5
Vonovia SE	2	83
Zalando SE (a) (e)	—	22
		16,135
Taiwan 1.2%
Accton Technology Corporation	43	332
Advantech Co. Ltd.	46	588
Chailease Holding Company Limited	50	441
Eclat Textile Co. Ltd.	23	382
Global Unichip Corp.	22	385
Novatek Microelectronics Corp.	20	295
Realtek Semiconductor Corp.	28	418
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	49	5,096
Taiwan Semiconductor Manufacturing Co. Ltd.	342	7,047
Wiwynn Corporation	12	425
		15,409
South Korea 1.1%
JYP Entertainment Corporation	11	558
KB Financial Group Inc.	15	775
Kia Motors Corp.	10	609
Kiwoom Securities Co., Ltd.	3	264
LG Chem Ltd.	2	836
LG Household & Health Care Ltd.	—	229
NAVER Corp.	2	452
NCSoft Corp.	1	254
Samsung Electronics Co. Ltd.	152	8,691
SK Hynix Inc.	12	1,189
S-Oil Corp.	8	667
		14,524
Denmark 1.0%
A P Moller - Maersk A/S - Class A	—	21
A P Moller - Maersk A/S - Class B	—	42
Carlsberg A/S - Class B	30	3,677
Chr. Hansen Holding A/S	—	17
Coloplast A/S - Class B	7	996
Danske Bank A/S	2	26
Demant A/S (a)	—	10
DSV Panalpina A/S	—	94
Genmab A/S (a)	—	55
GN Store Nord A/S	—	15
Novo Nordisk A/S - Class B	69	7,656
Novozymes A/S - Class B	—	33
Orsted A/S (e)	—	54
Pandora A/S	—	22
Rockwool International A/S - Class A	—	5
Rockwool International A/S - Class B	—	5
Tryg A/S	1	20
Vestas Wind Systems A/S	2	68
		12,816
India 1.0%
Aarti Industries Ltd	28	352
Apollo Hospitals Enterprise Limited	9	532
Britannia Industries Ltd	9	390
HDFC Life Insurance Company Limited (e)	51	363
HDFC Bank Limited	47	906
HDFC Bank Limited - ADR	59	3,646
Hindustan Unilever Ltd.	24	638
Housing Development Finance Corp.	50	1,564
ICICI Prudential Life Insurance Company Limited (e)	47	309
Infosys Ltd.	60	1,503
Petronet LNG Limited	131	334
Reliance Industries Ltd.	36	1,243
Shriram Transport Finance Company Limited	27	410
		12,190
Switzerland 0.7%
ABB Ltd. - Class N	4	133
Adecco Group AG - Class N	—	17
Alcon AG	1	90
Baloise Holding AG - Class N	—	18
Barry Callebaut AG - Class N	—	19
Coca-Cola HBC AG	1	19
Compagnie Financiere Richemont SA	1	151
Credit Suisse Group AG - Class N	6	45
EMS-Chemie Holding AG	—	16
Garmin Ltd.	5	637
Geberit AG - Class N	—	51
Givaudan SA - Class N	—	74
Glencore PLC	25	164
Julius Bar Gruppe AG - Class N	1	29
Kühne + Nagel International AG	—	33
LafargeHolcim Ltd.	1	57
Lonza Group AG	2	1,342
Nestle SA - Class N	28	3,679
Novartis AG - Class N	6	489
Partners Group Holding AG	—	65
Roche Holding AG	—	38
Schindler Holding AG - Class N	—	20
SGS SA - Class N	—	1,056
Sika AG	—	116
Sonova Holding AG	—	50
STMicroelectronics NV	2	65
Straumann Holding AG - Class N	—	42
Swatch Group AG	—	18
Swatch Group AG - Class N	—	7
Swiss Life Holding AG - Class N	—	46
Swiss Re AG	1	63
Swisscom AG - Class N (b)	—	35
Temenos Group AG - Class N	—	15
UBS Group AG	8	166
Vifor Pharma AG	—	19
Zurich Insurance Group AG - Class N	—	170
		9,054

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Singapore 0.5%
Ascendas REIT	8	16
Capitaland Investment Limited	6	17
CapitaMall Trust	11	19
City Developments Ltd.	1	8
DBS Group Holdings Ltd.	192	5,033
Frasers Property Ltd.	2	1
Genting Singapore Limited	13	8
Great Eastern Holdings Limited	1	9
Jardine Cycle & Carriage Ltd.	—	4
Keppel Corporation Limited	3	16
Mapletree Commercial Trust Management Ltd. (e)	5	7
Oversea-Chinese Banking Corporation Limited	9	82
SEA, Ltd. - Class A - ADR (a)	8	1,013
Singapore Airlines Ltd. (a)	3	12
Singapore Airport Terminal Services Ltd. (a)	2	5
Singapore Exchange Ltd.	2	14
Singapore Technologies Engineering Ltd.	4	11
Singapore Telecommunications Limited	16	31
United Overseas Bank Ltd.	3	80
UOL Group Ltd.	1	6
Venture Corp. Ltd.	1	8
Wilmar International Limited	7	25
		6,425
Sweden 0.5%
AB Sagax - Class B	—	15
Aktiebolaget Electrolux - Class B (b)	1	9
Aktiebolaget Industrivarden - Class A	—	12
Aktiebolaget Industrivarden - Class C	—	11
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B (b)	1	14
Aktiebolaget Volvo - Class A	—	8
Aktiebolaget Volvo - Class B	216	4,006
Alfa Laval AB	1	23
Assa Abloy AB - Class B	2	61
Atlas Copco Aktiebolag - Class A	22	1,129
Atlas Copco Aktiebolag - Class B	1	40
Axfood Aktiebolag	—	8
Boliden AB	1	32
Castellum AB (b)	1	16
Deca Games Holding AB - Class B (a) (b)	2	13
Elekta AB (publ) - Class B	1	6
Epiroc Aktiebolag - Class A	1	30
Epiroc Aktiebolag - Class B	1	16
EQT AB (e)	1	25
Ericsson - Class A	—	1
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	1	32
Evolution Gaming Group AB (publ) (e)	—	42
Fabege AB (b)	1	9
Fastighets Ab Balder - Class B (a)	—	16
G&L Beijer Ref AB - Class B	1	10
Getinge AB - Class B	—	20
Hennes & Mauritz AB - Class B (b)	2	22
Hexagon Aktiebolag - Class B	5	66
Hexpol AB - Class B	1	6
Holmen Aktiebolag - Class B (b)	—	12
Husqvarna Aktiebolag - Class A	—	1
Husqvarna Aktiebolag - Class B	1	10
Indutrade Aktiebolag	1	15
Intrum AB	—	4
Investmentaktiebolaget Latour - Class B	—	10
Investor Aktiebolag - Class A	1	32
Investor Aktiebolag - Class B	4	90
Kinnevik AB - Class A (a)	—	1
Kinnevik AB - Class B (a)	1	14
L E Lundbergforetagen AB - Class B	—	7
Lifco Ab (Publ) - Class B	—	12
Lundin Petroleum AB (b)	—	18
NIBE Industrier AB - Class B	3	35
Nordnet AB	—	7
Saab AB - Class B	—	7
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	3	12
Samhallsbyggnadsbolaget i Norden AB - Class D (b)	—	—
Sandvik AB	3	53
Securitas AB - Class B	1	8
Sinch AB (publ) (a) (e)	2	11
Skandinaviska Enskilda Banken AB - Class A	4	39
Skanska AB - Class B (b)	1	20
SSAB AB - Class A (b)	1	4
SSAB AB - Class B	1	10
Storskogen Group AB (publ) (b)	2	5
Svenska Cellulosa Aktiebolaget SCA - Class A	—	1
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	1	26
Svenska Handelsbanken AB - Class A (b)	3	32
Svenska Handelsbanken AB - Class B (b)	—	3
Swedbank AB - Class A (b)	2	32
Swedish Match AB	4	27
Tele2 AB - Class B	1	17
Telefonaktiebolaget LM Ericsson - Class B (b)	7	60
Telia Co. AB (b)	6	23
Trelleborg AB - Class B	1	13
Vitrolife AB	—	6
Volvo Car AB - Class B (a) (b)	1	9
		6,387
Hong Kong 0.5%
AIA Group Limited	277	2,888
Budweiser Brewing Company APAC Limited (e)	172	456
CK Asset Holdings Limited	4	27
CK Hutchison Holdings Limited	6	44
CK Infrastructure Holdings Limited	1	7
CLP Holdings Ltd.	4	39
Dairy Farm International Holdings Ltd. (a)	1	2
ESR Cayman Limited (a) (e)	6	19
Galaxy Entertainment Group Ltd. (a)	5	30
Hang Lung Properties Ltd.	5	10
Hang Seng Bank Ltd.	2	33
Henderson Land Development Co. Ltd.	3	12
HK Electric Investments Limited	6	5
HKT Trust	9	12
Hong Kong & China Gas Co. Ltd.	24	29
Hong Kong Exchanges & Clearing Ltd.	30	1,389
Jardine Matheson Holdings Limited (a)	1	33
JS Global Lifestyle Company Limited (e)	1	1
Link Real Estate Investment Trust	5	40
MTR Corp.	3	16
New World Development Company Limited	3	13
Power Assets Holdings Ltd.	3	20
Sands China Ltd. (a)	91	218
Sino Land Co.	8	10
Sun Hung Kai Properties Ltd.	4	42
Swire Pacific Limited - Class B	3	3
Swire Pacific Ltd. - Class A	2	9
Swire Properties Limited	2	6
Techtronic Industries Company Limited	31	491
WH Group Limited (e)	18	11
Wharf Real Estate Investment Company Limited	4	20
		5,935
Australia 0.4%
Alumina Ltd.	5	8
Ampol Limited	1	12
APA Group	3	21
Aristocrat Leisure Limited	2	41
ASX Ltd.	—	27
Aurizon Holdings Limited	4	11
Australia & New Zealand Banking Group Ltd.	6	131
Bendigo and Adelaide Bank Ltd.	1	10
BHP Group Limited (a)	75	2,903
BHP Group PLC	2	78
BlueScope Steel Ltd.	1	17
Boral Ltd. (a)	1	2
Brambles Limited	3	24
Challenger Financial Services Group Ltd.	1	7
CIMIC Group Limited	—	2
Cochlear Ltd.	—	25
Coles Group Limited	3	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia	4	307
Computershare Ltd.	1	24
Crown Resorts Limited (a)	1	8
CSL Ltd.	1	219
DEXUS Funds Management Limited	2	20
Domino's Pizza Enterprises Limited	—	9
Endeavour Group Limited	3	16
Evolution Mining Limited	4	14
Fortescue Metals Group Ltd.	4	58
Goodman Funding Pty Ltd	4	65
GPT Group	4	17
Harvey Norman Holdings Ltd.	1	6
IDP Education Limited	—	11
Incitec Pivot Ltd.	4	12
Insurance Australia Group Ltd.	6	18
LendLease Corp. Ltd.	2	13
Macquarie Group Limited	1	124
Magellan Financial Group Ltd (b)	1	8
Medibank Private Limited	6	14
Mirvac Group	9	17
National Australia Bank Ltd.	7	176
Newcrest Mining Ltd.	2	41
Northern Star Resources Ltd.	3	21
Orica Ltd.	1	11
Origin Energy Ltd.	4	18
Qantas Airways Ltd. (a)	2	6
QBE Insurance Group Ltd.	3	28
Ramsay Health Care Ltd.	—	20
REA Group Ltd.	—	12
Reece Limited	1	9
Rio Tinto Ltd.	1	75
Santos Ltd.	7	40
Scentre Group Limited	12	27
SEEK Limited	1	18
Seven Group Holdings Limited	—	4
Sonic Health Care Ltd.	1	29
South32 Limited	11	39
Stockland	5	17
Suncorp Group Ltd.	3	24
Tabcorp Holdings Ltd.	5	20
Telstra Corp. Ltd.	11	32
TPG Telecom Limited	1	4
Transurban Group	7	71
Treasury Wine Estates Limited	2	14
Vicinity Centres RE Ltd	9	12
Washington H Soul Pattinson & Co. Ltd. (b)	1	12
Wesfarmers Ltd.	3	96
Westpac Banking Corporation	8	144
Wisetech Global Limited	—	14
Woodside Petroleum Ltd.	2	53
Woolworths Group Ltd.	3	77
WorleyParsons Ltd.	1	8
		5,512
Belgium 0.4%
Ackermans	—	9
ageas SA/NV	—	21
Anheuser-Busch InBev	2	118
Colruyt SA	—	9
D'ieteren	—	9
Elia Group	—	12
Groupe Bruxelles Lambert SA	—	24
KBC Groep NV	70	5,067
Proximus	—	7
Sofina	—	13
Solvay SA	—	16
Telenet Group Holding	—	2
UCB SA	—	34
Umicore	—	19
Warehouses De Pauw	—	14
		5,374
Ireland 0.3%
CRH Plc (a)	2	71
Flutter Entertainment Public Limited Company (a)	—	41
James Hardie Industries Public Limited Company - CDI	1	33
Kerry Group Plc	—	40
Kingspan Group Plc	—	35
Medtronic Public Limited Company	8	861
Seagate Technology Holdings Public Limited Company (a)	36	3,239
Smurfit Kappa Funding Designated Activity Company (a)	1	26
		4,346
South Africa 0.3%
AngloGold Ashanti Ltd.	10	237
Bid Corporation	21	467
Capitec Bank Holdings Ltd.	4	669
Clicks Group Ltd.	28	591
FirstRand Ltd. (b)	190	1,003
Naspers Ltd. - Class N	2	271
Sanlam Ltd	144	711
Vodacom Group Limited	34	371
		4,320
Canada 0.3%
Canadian National Railway Company	13	1,756
Fairfax Financial Holdings Limited (a)	1	472
The Toronto-Dominion Bank	24	1,873
		4,101
Indonesia 0.3%
Bank Rakyat Indonesia Persero Tbk PT	3,135	1,014
PT. Bank Central Asia Tbk	4,748	2,640
		3,654
Mexico 0.3%
Fresnillo PLC	—	4
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	48	783
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	3	660
Grupo Financiero Banorte SAB de CV (a)	169	1,270
Wal - Mart de Mexico, S.A.B. de C.V.	217	892
		3,609
Brazil 0.3%
Localiza Rent A Car S/A (a)	38	492
Lojas Renner S/A. (a)	77	448
Magazine Luiza S.A.	134	193
NU Holdings Ltd. - Class A (a)	21	160
Porto Seguro S.A.	107	477
Raia Drogasil S.A. (a)	73	366
Suzano S.A.	38	446
Vale S.A. (a)	21	430
XP Inc. - Class A (a)	13	385
		3,397
Spain 0.2%
Acciona,S.A.	—	11
ACS, Actividades de Construccion y Servicios, S.A.	1	16
AENA, S.M.E., S.A. (a) (e)	—	28
Amadeus IT Group SA (e)	1	67
Banco Bilbao Vizcaya Argentaria, S.A. (b)	15	87
Banco Santander, S.A.	40	135
CaixaBank, S.A.	10	34
Cellnex Telecom, S.A. (a) (e)	1	62
Corporacion Acciona Energias Renovables, S.A.	—	5
Enagas SA	1	13
Endesa SA	1	16
Ferrovial, S.A.	1	31
Grifols, S.A.	1	12
Iberdrola, Sociedad Anonima	196	2,141
Industria de Diseno Textil, S.A.	3	56
MAPFRE, S.A.	2	5
Naturgy Energy Group SA	1	22
Red Electrica Corporacion, S.A.	1	20
Repsol SA	3	42
Siemens Gamesa Renewable Energy, S.A.	1	9
Telefonica SA	13	61
		2,873
Italy 0.1%
A2A SpA	4	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Amplifon S.p.A	—	9
Assicurazioni Generali SpA	3	63
Atlantia SpA	1	24
Banca Mediolanum SpA	—	—
Banco BPM Societa' Per Azioni	3	10
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	2
Davide Campari-Milano S.p.A.	1	14
DiaSorin S.p.A.	—	7
Enel SpA	18	118
ENI SpA	6	84
Exor Nederland N.V.	—	20
Ferrari N.V.	3	716
Ferrari N.V.	—	63
Finecobank Banca Fineco SPA	1	21
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	—	4
Hera S.p.A.	2	6
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (e)	1	8
Intesa Sanpaolo SpA	39	90
Leonardo S.p.A.	1	9
Mediobanca SpA	2	16
Moncler S.p.A.	—	26
Nexi S.p.A. (a)	2	20
Pirelli & C. S.p.A. (e)	1	5
Poste Italiane - Societa' Per Azioni (e)	3	28
Prysmian S.p.A.	1	21
Recordati Industria Chimica E Farmaceutica S.p.A.	—	11
Snam Rete Gas SpA	5	27
Telecom Italia SpA	23	8
Terna – Rete Elettrica Nazionale S.p.A.	3	27
UniCredit S.p.A.	5	54
UnipolSai Assicurazioni S.p.A.	—	1
		1,518
Thailand 0.1%
PTT Exploration And Production Public Company Limited	94	405
Siam Commercial Bank PCL - NVDR	104	353
Thai Oil Public Company Limited	357	555
		1,313
Bermuda 0.1%
Autostore Holdings Ltd (a) (b) (e)	2	8
Credicorp Ltd. (a)	6	1,050
		1,058
Finland 0.1%
Elisa Oyj	—	21
Fortum Oyj	1	18
Huhtamaki Oyj	—	8
Kesko Oyj - Class A	—	5
Kesko Oyj - Class B	1	17
Kone Corporation	7	360
Konecranes Abp	—	4
Neste Oyj	1	45
Nokia Oyj (a)	12	68
Nokian Renkaat Oyj	—	5
Nordea Bank ABP (a)	8	82
Orion Oyj - Class A	—	3
Orion Oyj - Class B	—	11
Outotec Oyj	2	13
Sampo Oyj - Class A	1	57
Stora Enso Oyj - Class A	—	3
Stora Enso Oyj - Class R	1	27
UPM-Kymmene Oyj	1	40
Wartsila Oyj	1	10
		797
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (e)	6	446
Allegro.eu SA (a) (e)	1	7
Bank Pekao SA	—	11
CD Projekt SA	—	7
Cyfrowy Polsat S.A.	1	4
ING Bank Slaski S.A.	—	4
KGHM Polska Miedz SA	—	13
LPP SA	—	8
mBank (a)	—	2
PGE Polska Grupa Energetyczna S.A. (a)	2	4
Polski Koncern Naftowy Orlen S.A.	1	12
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	4	5
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	19
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	10
Santander Bank Polska SA (a)	—	5
		557
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	21	386
Norway 0.0%
Aker ASA (b)	—	10
DNB Bank ASA	2	46
Equinor ASA	2	91
Gjensidige Forsikring ASA	1	20
Kongsberg Gruppen ASA	—	7
Leroy Seafood Group ASA	1	6
Mowi ASA	1	27
Norsk Hydro ASA	3	30
Orkla ASA	2	15
SalMar ASA	—	10
Schibsted ASA - Class A	—	5
Schibsted ASA - Class B	—	5
Storebrand ASA (b)	1	11
Telenor ASA	1	21
TOMRA Systems ASA	—	14
Yara International ASA	—	18
		336
Chile 0.0%
Antofagasta PLC	1	17
Banco Santander-Chile	5,471	309
		326
Israel 0.0%
Azrieli Group Ltd.	—	7
Bank Hapoalim BM	3	27
Bank Leumi Le-Israel BM	3	36
Bezeq Israeli Telecommunication Corp. Ltd.	5	8
Elbit Systems Ltd.	—	12
Israel Chemicals Ltd.	2	19
Israel Discount Bank Ltd.	3	16
Mizrahi Tefahot Bank Ltd.	—	13
Nice Ltd. (a)	—	32
Teva Pharmaceutical Industries Ltd (a)	3	24
		194
Luxembourg 0.0%
ArcelorMittal	1	46
Eurofins Scientific SE	—	29
Millicom International Cellular SA - SDR (a) (b)	—	10
RTL Group SA (a)	—	4
Tenaris SA	1	16
		105
New Zealand 0.0%
a2 Milk Co. Ltd. (a) (b)	2	7
Auckland International Airport Limited (a)	3	15
Contact Energy Limited	2	10
Fisher & Paykel Healthcare Corp.	1	22
Fletcher Building Ltd.	2	8
Mercury NZ Limited	1	6
Meridian Energy Limited	3	10
Ryman Healthcare Ltd.	1	6
Spark New Zealand Ltd.	4	14
		98
Austria 0.0%
Andritz AG	—	7
BAWAG Group AG (e)	—	8
Erste Group Bank AG	1	28
EVN AG	—	2
OMV AG	—	16
Raiffeisen Bank International AG (a)	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Telekom Austria Aktiengesellschaft	—	2
Verbund AG	—	18
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	2
Voestalpine AG	—	7
		95
Portugal 0.0%
EDP Renovaveis, S.A.	1	14
Energias de Portugal SA	7	33
Galp Energia, SGPS, S.A.	1	13
Jeronimo Martins, SGPS, S.A.	1	15
		75
United Arab Emirates 0.0%
Mediclinic International PLC (a)	1	4
Russian Federation 0.0%
Public Joint Stock Company "Severstal" - GDR (c) (e)	15	—
TCS Group Holding PLC - GDR (c) (e)	5	—
Total Common Stocks (cost $740,701)		723,700
CORPORATE BONDS AND NOTES 17.3%
United States of America 12.9%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (f)	4	4
ACCO Brands Corporation
4.25%, 03/15/29 (f)	989	914
Acrisure, LLC
7.00%, 11/15/25 (f)	564	563
Adtalem Global Education Inc.
5.50%, 03/01/28 (f)	1	1
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (f)	4	4
AECOM
5.13%, 03/15/27	13	13
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (f)	5	5
Allied Universal Holdco LLC
6.63%, 07/15/26 (f)	794	804
9.75%, 07/15/27 (f)	5	5
Allison Transmission, Inc.
3.75%, 01/30/31 (f)	3	3
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (f) (g) (h)	1,314	1,179
AMC Networks, Inc.
4.75%, 08/01/25	310	310
American Airlines Group Inc.
3.75%, 03/01/25 (b) (f)	95	87
American Airlines, Inc.
11.75%, 07/15/25 (f)	942	1,100
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	2	2
5.00%, 10/01/29 (b)	1	1
AMN Healthcare, Inc.
4.63%, 10/01/27 (f)	115	112
AmWINS Group, Inc.
4.88%, 06/30/29 (f)	5	5
ANGI Group, LLC
3.88%, 08/15/28 (f)	9	8
Antero Midstream Partners LP
7.88%, 05/15/26 (f)	508	550
Antero Resources Corporation
7.63%, 02/01/29 (f)	105	114
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (f) (i)	2	2
APX Group, Inc.
6.75%, 02/15/27 (f)	324	331
Aramark Services, Inc.
5.00%, 04/01/25 (f)	5	5
6.38%, 05/01/25 (f)	634	651
5.00%, 02/01/28 (b) (f)	2	2
Arches Buyer Inc.
4.25%, 06/01/28 (f)	5	5
Archrock Partners, L.P.
6.88%, 04/01/27 (f)	110	111
Arconic Corporation
6.00%, 05/15/25 (f)	849	870
Asbury Automotive Group, Inc.
5.00%, 02/15/32 (f)	3	3
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	420	431
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (f)	647	560
AssuredPartners, Inc.
7.00%, 08/15/25 (f)	45	45
5.63%, 01/15/29 (f)	5	5
At Home Group, Inc.
7.13%, 07/15/29 (f)	6	5
Avaya, Inc.
6.13%, 09/15/28 (f)	4	4
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (f)	5	5
4.75%, 04/01/28 (f)	11	11
5.38%, 03/01/29 (f)	100	98
B&G Foods, Inc.
5.25%, 04/01/25	433	424
Ball Corporation
3.13%, 09/15/31	4	4
Bath & Body Works, Inc.
6.75%, 07/01/36	2,256	2,303
Bausch Health Companies Inc.
5.50%, 11/01/25 (f)	2,026	2,022
9.25%, 04/01/26 (f)	728	746
8.50%, 01/31/27 (b) (f)	5	5
Big River Steel LLC
6.63%, 01/31/29 (f)	3	3
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (f)	119	115
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	590	611
Boyd Gaming Corporation
4.75%, 12/01/27	2	2
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (f)	1,010	940
BroadStreet Partners, Inc.
5.88%, 04/15/29 (f)	5	5
Brookfield Property REIT Inc.
5.75%, 05/15/26 (f)	443	439
4.50%, 04/01/27 (f)	6	6
Buckeye Partners, L.P.
4.13%, 03/01/25 (f)	6	6
5.85%, 11/15/43	517	439
5.60%, 10/15/44	375	314
Builders FirstSource, Inc.
6.75%, 06/01/27 (f)	2	2
4.25%, 02/01/32 (f)	671	625
BWXT Government Group, Inc.
4.13%, 04/15/29 (f)	4	4
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	5	5
Calpine Corporation
4.50%, 02/15/28 (f)	112	109
5.13%, 03/15/28 (f)	6	6
3.75%, 03/01/31 (f)	1,755	1,573
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (f)	6	6
Carvana Co.
5.63%, 10/01/25 (f)	3	3
CCO Holdings, LLC
5.13%, 05/01/27 (f)	4	4
5.00%, 02/01/28 (f)	4	4
4.75%, 03/01/30 (f)	5	5
4.25%, 01/15/34 (f)	142	123
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (f)	55	57
CDK Global, Inc.
4.88%, 06/01/27	5	5
CEC Entertainment Company, LLC
6.75%, 05/01/26 (f)	346	335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Cedar Fair, L.P.
5.50%, 05/01/25 (f)	464	477
Centene Corporation
4.25%, 12/15/27	6	6
Central Garden & Pet Company
4.13%, 10/15/30	1,655	1,503
CenturyLink, Inc.
5.13%, 12/15/26 (f)	1,100	1,048
4.00%, 02/15/27 (f)	9	8
7.60%, 09/15/39	894	862
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	8	8
Cheniere Energy, Inc.
4.50%, 10/01/29	5	5
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	550	564
5.88%, 02/01/29 (f)	5	5
Churchill Downs Incorporated
5.50%, 04/01/27 (f)	111	112
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	5	5
7.75%, 04/15/28 (f)	6	6
Clearway Energy Operating LLC
3.75%, 02/15/31 (f)	10	9
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (f)	770	811
5.88%, 06/01/27	60	62
4.63%, 03/01/29 (f)	8	8
4.88%, 03/01/31 (f)	8	8
CNX Resources Corporation
7.25%, 03/14/27 (f)	357	376
Coinbase Global, Inc.
3.38%, 10/01/28 (b) (f)	342	302
3.63%, 10/01/31 (f)	3	3
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (f)	4	4
Colt Merger Sub, Inc.
5.75%, 07/01/25 (f)	465	476
Commscope Finance LLC
6.00%, 03/01/26 (f)	27	27
8.25%, 03/01/27 (b) (f)	995	968
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	918	957
5.63%, 03/15/27 (f)	603	614
4.75%, 02/15/31 (f)	2	2
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	5	5
Conduent Business Services, LLC
6.00%, 11/01/29 (f)	3	3
Consolidated Communications, Inc.
6.50%, 10/01/28 (f)	8	7
CoreCivic, Inc.
8.25%, 04/15/26	710	734
CoreLogic, Inc.
4.50%, 05/01/28 (f)	2	2
Coty Inc.
5.00%, 04/15/26 (f)	517	504
Crestwood Midstream Partners LP
5.63%, 05/01/27 (f)	5	5
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	2	2
Crown Americas LLC
4.75%, 02/01/26	110	111
CrownRock, L.P.
5.63%, 10/15/25 (f)	750	764
CSC Holdings, LLC
7.50%, 04/01/28 (f)	200	197
4.13%, 12/01/30 (f)	1,555	1,369
4.50%, 11/15/31 (f)	2,024	1,814
Curo Group Holdings Corp.
7.50%, 08/01/28 (f)	5	4
CVR Energy, Inc.
5.25%, 02/15/25 (f)	729	708
CVR Partners, LP
6.13%, 06/15/28 (f)	9	9
CWT Travel Group Incorporated
8.50%, 11/19/26 (f)	4	4
DCP Midstream Operating, LP
5.38%, 07/15/25	252	260
Dell Inc.
6.50%, 04/15/38	778	875
Delta Air Lines, Inc.
2.90%, 10/28/24	580	567
7.38%, 01/15/26	408	441
3.75%, 10/28/29	9	8
Deluxe Corporation
8.00%, 06/01/29 (f)	6	6
Diamond Sports Group, LLC
5.38%, 08/15/26 (f)	156	60
6.63%, 08/15/27 (f)	1	—
Diebold Nixdorf, Incorporated
9.38%, 07/15/25 (f)	375	382
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	116	114
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,190	1,135
Dycom Industries, Inc.
4.50%, 04/15/29 (f)	1,710	1,612
Eco Material Technologies Inc
7.88%, 01/31/27 (f)	26	26
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	4	4
Elanco Animal Health
6.40%, 08/28/28 (g) (j)	1,059	1,143
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	830	858
8.13%, 07/01/27 (f)	6	6
Embarq Corporation
8.00%, 06/01/36	1,046	1,008
Emergent BioSolutions Inc.
3.88%, 08/15/28 (f)	1,852	1,661
Enact Holdings, Inc.
6.50%, 08/15/25 (f)	40	41
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	2	2
Encompass Health Corporation
4.50%, 02/01/28	5	5
Endure Digital, Inc.
6.00%, 02/15/29 (f)	2	2
Energizer Holdings, Inc.
4.75%, 06/15/28 (f)	4	4
EnerSys
4.38%, 12/15/27 (f)	500	478
Enlink Midstream, LLC
4.15%, 06/01/25	4	4
5.63%, 01/15/28 (b) (f)	1,423	1,452
5.38%, 06/01/29	1,620	1,628
5.60%, 04/01/44	702	611
5.05%, 04/01/45	1,184	967
5.45%, 06/01/47	1,763	1,498
Enstar Finance LLC
5.50%, 01/15/42	4	4
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (f)	347	168
EQM Midstream Partners, LP
6.00%, 07/01/25 (f)	135	138
4.50%, 01/15/29 (f)	2	2
4.75%, 01/15/31 (f)	2	2
EQT Corporation
6.63%, 02/01/25 (g) (j)	432	457
3.90%, 10/01/27	9	9
Exela International L.L.C.
11.50%, 07/15/26 (f)	38	18
Ferrellgas Escrow, LLC
5.88%, 04/01/29 (f)	3	3
FirstCash, Inc.
4.63%, 09/01/28 (f)	1	1
FirstEnergy Corp.
4.40%, 07/15/27 (g) (j)	5	5
5.35%, 07/15/47 (g) (j)	1,235	1,295

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
FirstEnergy Transmission, LLC
5.45%, 07/15/44 (f)	212	232
Foot Locker, Inc.
4.00%, 10/01/29 (f)	1,025	898
Ford Motor Credit Company LLC
3.37%, 11/17/23	4,354	4,346
5.58%, 03/18/24	500	515
4.13%, 08/17/27	5	5
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (f)	600	596
Freedom Mortgage Corporation
8.25%, 04/15/25 (f)	892	890
6.63%, 01/15/27 (f)	150	139
Freeport-McMoRan Inc.
4.25%, 03/01/30	3	3
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	4	4
5.00%, 05/01/28 (f)	8	8
FXI Holdings, Inc.
7.88%, 11/01/24 (f)	49	49
Gates Global LLC
6.25%, 01/15/26 (f)	24	24
Genesis Energy, L.P.
6.50%, 10/01/25	658	649
7.75%, 02/01/28	5	5
Glatfelter Corporation
4.75%, 11/15/29 (f)	2	2
Gray Escrow, Inc.
7.00%, 05/15/27 (f)	108	113
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (f)	306	312
Gulfport Energy Operating Corporation
8.00%, 05/17/26	299	312
Hat Holdings I LLC
3.38%, 06/15/26 (f)	790	750
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (f)	662	662
HCA Inc.
5.38%, 09/01/26	470	495
5.63%, 09/01/28	7	8
3.50%, 09/01/30	6	6
Herbalife International, Inc.
4.88%, 06/01/29 (f)	9	8
Herc Holdings Inc.
5.50%, 07/15/27 (f)	5	5
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (f)	70	65
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	389	399
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (f)	310	317
3.75%, 05/01/29 (f)	1	1
Hologic, Inc.
3.25%, 02/15/29 (f)	5	5
Home Point Capital Inc.
5.00%, 02/01/26 (f)	705	578
Howmet Aerospace Inc.
6.88%, 05/01/25	372	403
5.90%, 02/01/27	4	4
HUB International Limited
7.00%, 05/01/26 (f)	1,069	1,082
5.63%, 12/01/29 (f)	1	1
Hughes Satellite Systems Corporation
6.63%, 08/01/26	3	3
IAA Spinco Inc.
5.50%, 06/15/27 (f)	113	114
Icahn Enterprises L.P.
4.75%, 09/15/24	639	642
6.38%, 12/15/25	794	806
6.25%, 05/15/26	10	10
5.25%, 05/15/27	976	959
4.38%, 02/01/29	81	74
iHeartCommunications, Inc.
8.38%, 05/01/27	375	388
5.25%, 08/15/27 (f)	5	5
II-VI Incorporated
5.00%, 12/15/29 (f)	5	5
Imola Merger Corporation
4.75%, 05/15/29 (f)	5	5
Independence Energy Finance LLC
7.25%, 05/01/26 (f)	360	362
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (f)	114	114
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	39
4.40%, 01/26/26, CAD	490	416
Ipalco Enterprises Inc
4.25%, 05/01/30	426	426
Iron Mountain Incorporated
4.88%, 09/15/27 (f)	5	5
5.25%, 07/15/30 (f)	151	148
4.50%, 02/15/31 (f)	1,671	1,542
5.63%, 07/15/32 (f)	1,493	1,473
iStar Inc.
4.75%, 10/01/24	48	48
4.25%, 08/01/25	95	93
Jane Street Group, LLC
4.50%, 11/15/29 (f)	9	9
Kaiser Aluminum Corporation
4.63%, 03/01/28 (f)	5	5
4.50%, 06/01/31 (f)	1,975	1,780
KAR Auction Services, Inc.
5.13%, 06/01/25 (f)	180	182
Kennedy-Wilson, Inc.
4.75%, 03/01/29	5	5
Kohl's Corporation
5.55%, 07/17/45	249	246
Kraft Heinz Foods Company
3.75%, 04/01/30	3	3
L Brands, Inc.
7.50%, 06/15/29	5	5
6.88%, 11/01/35	390	402
LABL Escrow Issuer LLC
6.75%, 07/15/26 (f)	303	300
10.50%, 07/15/27 (f)	490	492
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (f)	600	576
4.75%, 06/15/29 (f)	69	65
Lamar Media Corp.
4.00%, 02/15/30	9	9
Laredo Petroleum, Inc.
9.50%, 01/15/25	463	483
LD Holdings Group LLC
6.50%, 11/01/25 (f) (h)	30	28
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (f)	598	618
9.75%, 12/01/26 (f)	616	645
Level 3 Financing, Inc.
4.63%, 09/15/27 (f)	2	2
3.63%, 01/15/29 (f)	1,633	1,429
3.75%, 07/15/29 (f)	2,014	1,786
Levi Strauss & Co.
3.50%, 03/01/31 (f)	2	2
Life Time, Inc.
5.75%, 01/15/26 (f)	447	446
Lithia Motors, Inc.
4.38%, 01/15/31 (f)	3	3
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (f)	5	5
LogMeIn, Inc.
5.50%, 09/01/27 (f)	42	39
LPL Holdings, Inc.
4.00%, 03/15/29 (f)	9	9
LSF9 Atlantis
7.75%, 02/15/26 (f)	76	73
Lumen Technologies Inc.
4.50%, 01/15/29 (f)	6	5
7.65%, 03/15/42	1,283	1,238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Macys Retail Holdings
5.88%, 04/01/29 (f)	73	73
Magic Mergeco, Inc.
7.88%, 05/01/29 (f)	73	62
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (f)	9	8
Matador Resources Company
5.88%, 09/15/26	484	493
Match Group Holdings II, LLC
3.63%, 10/01/31 (b) (f)	60	54
Mattel, Inc.
3.38%, 04/01/26 (f)	710	696
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (f)	1,104	1,100
7.25%, 04/15/25 (f)	8	8
Mercer International Inc.
5.13%, 02/01/29	8	8
Metis Merger Subordinated LLC
6.50%, 05/15/29 (f)	5	5
MGIC Investment Corporation
5.25%, 08/15/28	5	5
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	135	139
5.75%, 02/01/27	240	255
4.50%, 01/15/28	150	151
MGM Resorts International
6.75%, 05/01/25	823	851
5.50%, 04/15/27	6	6
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	1,342	1,271
MIWD Holdco II LLC
5.50%, 02/01/30 (f)	4	4
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (f)	533	524
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	6	6
3.88%, 05/15/32 (f)	5	5
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27 (f)	8	8
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (b) (f)	3	3
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (f)	3	3
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1	1
MSCI Inc.
4.00%, 11/15/29 (f)	5	5
3.63%, 09/01/30 - 11/01/31 (f)	12	12
Murphy Oil Corp.
6.38%, 12/01/42 (g) (j)	98	93
Murphy Oil Corporation
5.88%, 12/01/27	3	3
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	7	7
8.00%, 08/01/29 (f)	28	27
Nabors Industries, Inc.
5.75%, 02/01/25	91	89
7.38%, 05/15/27 (f)	286	297
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	640	652
Navient Corporation
6.75%, 06/25/25 - 06/15/26	688	706
4.88%, 03/15/28	1,699	1,564
5.50%, 03/15/29	1,684	1,574
NCR Corporation
5.00%, 10/01/28 (f)	8	8
6.13%, 09/01/29 (f)	7	7
Netflix, Inc.
5.88%, 11/15/28	5	6
4.88%, 06/15/30 (b) (f)	4	4
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (f)	3	3
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	1,067	1,074
6.50%, 09/30/26 (f)	9	9
New Residential Investment Corp.
6.25%, 10/15/25 (f)	41	39
Newell Brands Inc.
5.88%, 04/01/36 (g) (j)	5	5
Nexstar Escrow Inc.
5.63%, 07/15/27 (f)	5	5
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	5	5
NextEra Energy Partners LP
4.50%, 09/15/27 (f)	94	94
NFP Corp.
6.88%, 08/15/28 (f)	3	3
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	837	822
NGL Energy Partners LP
7.50%, 11/01/23 (b)	5	5
Nielsen Finance LLC
5.63%, 10/01/28 (f)	9	9
NMG Holding Company, Inc.
7.13%, 04/01/26 (f)	56	58
Nordstrom, Inc.
4.38%, 04/01/30 (b)	586	548
4.25%, 08/01/31 (b)	1,451	1,323
5.00%, 01/15/44 (b)	1,152	1,032
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (f)	66	69
Novelis Corporation
3.25%, 11/15/26 (f)	200	191
4.75%, 01/30/30 (f)	7	7
NRG Energy, Inc.
5.75%, 01/15/28	108	110
5.25%, 06/15/29 (f)	5	5
3.88%, 02/15/32 (f)	1,707	1,508
NuStar Logistics, L.P.
5.75%, 10/01/25	35	36
6.38%, 10/01/30	1,810	1,834
Occidental Petroleum Corporation
6.95%, 07/01/24	692	743
2.90%, 08/15/24	700	697
8.00%, 07/15/25	449	504
5.88%, 09/01/25	18	19
6.38%, 09/01/28	8	9
8.88%, 07/15/30	9	12
6.63%, 09/01/30	8	9
Olin Corporation
5.63%, 08/01/29	9	9
On Semiconductor Corporation
3.88%, 09/01/28 (f)	1	1
Owens & Minor, Inc.
4.50%, 03/31/29 (f)	8	8
Pacific Gas And Electric Company
5.00%, 07/01/28	5	5
4.50%, 07/01/40	96	88
4.45%, 04/15/42	150	134
4.60%, 06/15/43	30	27
4.75%, 02/15/44	229	208
4.30%, 03/15/45	202	173
4.00%, 12/01/46	161	134
3.95%, 12/01/47	241	200
4.95%, 07/01/50	149	142
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (f)	730	753
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (f)	5	5
Paramount Global
6.38%, 03/30/62	114	115
Party City Holdings Inc.
8.75%, 02/15/26 (f)	43	41
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	1,289	1,213
PBF Holding Company LLC
9.25%, 05/15/25 (b) (f)	1,359	1,405
7.25%, 06/15/25	302	274
Pearl Merger Sub Inc.
6.75%, 10/01/28 (f)	1	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (f)	2	2
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	433	428
4.25%, 02/15/29 (f)	7	6
5.75%, 09/15/31 (f)	50	45
Penske Automotive Group, Inc.
3.50%, 09/01/25	302	300
3.75%, 06/15/29	8	7
Performance Food Group, Inc.
5.50%, 10/15/27 (f)	112	111
Perrigo Finance Unlimited Company
4.90%, 12/15/44	500	421
PGT Innovations, Inc.
4.38%, 10/01/29 (f)	5	5
Pilgrim's Pride Corporation
5.88%, 09/30/27 (f)	111	112
4.25%, 04/15/31 (f)	508	470
Post Holdings, Inc.
5.63%, 01/15/28 (f)	10	10
Presidio Holdings, Inc.
4.88%, 02/01/27 (f)	570	563
Prestige Brands, Inc.
5.13%, 01/15/28 (f)	5	5
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	36	37
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (f)	870	891
6.25%, 01/15/28 (f)	1	1
PROG Holdings, Inc.
6.00%, 11/15/29 (f)	9	8
QVC, Inc.
4.75%, 02/15/27	1,663	1,592
Rackspace Technology, Inc.
3.50%, 02/15/28 (f)	7	6
5.38%, 12/01/28 (b) (f)	2	2
Radiate HoldCo, LLC
6.50%, 09/15/28 (f)	4	4
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	7	7
Real Hero Merger
6.25%, 02/01/29 (f)	4	4
Redwood Star Merger Sub Inc
8.75%, 04/01/30 (f)	120	115
RHP Hotel Properties, LP
4.75%, 10/15/27	1	1
Rite Aid Corporation
7.50%, 07/01/25 (f)	621	580
8.00%, 11/15/26 (f)	7	6
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	80	74
Sabre GLBL Inc.
9.25%, 04/15/25 (f)	5	6
7.38%, 09/01/25 (f)	703	734
Safeway Inc.
3.25%, 03/15/26 (f)	690	652
5.88%, 02/15/28 (f)	379	378
3.50%, 03/15/29 (f)	4	4
4.88%, 02/15/30 (f)	5	5
SBA Communications Corporation
3.88%, 02/15/27	177	173
Scientific Games International, Inc.
5.00%, 10/15/25 (f)	73	75
7.00%, 05/15/28 (f)	623	646
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (b) (f)	8	7
Seagate HDD Cayman
5.75%, 12/01/34	1,282	1,311
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (f)	5	5
Select Medical Corporation
6.25%, 08/15/26 (f)	544	562
Sensata Technologies, Inc.
3.75%, 02/15/31 (f)	395	366
Service Corporation International
4.63%, 12/15/27	112	114
Service Properties Trust
4.35%, 10/01/24	708	684
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	32
Sinclair Television Group, Inc.
4.13%, 12/01/30 (f)	5	4
Sirius XM Radio Inc.
5.00%, 08/01/27 (f)	1	1
5.50%, 07/01/29 (f)	5	5
4.13%, 07/01/30 (f)	2	2
Six Flags Operations Inc.
5.50%, 04/15/27 (f)	226	226
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (f)	45	47
SkyMiles IP Ltd.
4.50%, 10/20/25 (f)	—	—
SLM Corporation
4.20%, 10/29/25	295	293
3.13%, 11/02/26	7	6
Sonic Automotive, Inc.
4.63%, 11/15/29 (f)	701	631
4.88%, 11/15/31 (f)	2,001	1,785
Sotheby's, Inc.
7.38%, 10/15/27 (f)	200	205
Southwestern Energy Co.
5.95%, 01/23/25 (g) (j)	2	2
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (f)	361	365
Spectrum Brands, Inc.
5.50%, 07/15/30 (f)	4	4
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (f)	706	732
Springleaf Finance Corporation
6.13%, 03/15/24	1,151	1,179
6.88%, 03/15/25	470	494
7.13%, 03/15/26	10	11
5.38%, 11/15/29	5	5
Sprint Corporation
7.63%, 03/01/26	225	254
8.75%, 03/15/32	1	1
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	3	3
SRS Distribution Inc.
6.00%, 12/01/29 (f)	6	6
SS&C Technologies, Inc.
5.50%, 09/30/27 (f)	5	5
Standard Industries Inc.
4.75%, 01/15/28 (f)	5	5
Staples, Inc.
7.50%, 04/15/26 (f)	816	792
10.75%, 04/15/27 (f)	4	4
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	640	621
Stericycle, Inc.
5.38%, 07/15/24 (f)	324	329
Summit Midstream Holdings, LLC
8.50%, 10/15/26 (f)	1,279	1,222
Sunoco LP
6.00%, 04/15/27	5	5
4.50%, 04/30/30 (f)	426	393
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (f)	40	42
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (f)	2	2
Talen Energy Supply, LLC
10.50%, 01/15/26 (f)	194	48
7.25%, 05/15/27 (f)	11	10
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (f)	465	490
Targa Resource Corporation
5.88%, 04/15/26	7	7
Targa Resources Corp.
5.50%, 03/01/30	5	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.88%, 02/01/31	5	5
TEGNA Inc.
4.75%, 03/15/26 (f)	4	4
Tempur Sealy International, Inc.
4.00%, 04/15/29 (f)	668	609
3.88%, 10/15/31 (f)	2,014	1,727
Tenet Healthcare Corporation
4.63%, 07/15/24	680	683
4.88%, 01/01/26 (f)	925	936
6.25%, 02/01/27 (f)	271	278
Tenneco Inc.
5.13%, 04/15/29 (f)	1	1
TerraForm Power Operating LLC
5.00%, 01/31/28 (f)	1,592	1,588
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (f)	1	1
The Boeing Company
5.93%, 05/01/60 (j)	150	174
The Brink's Company
4.63%, 10/15/27 (f)	115	112
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (f)	88	82
5.25%, 07/15/31 (b) (f)	1,578	1,462
5.63%, 04/30/33	1,555	1,436
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (b)	7	7
Thor Industries, Inc.
4.00%, 10/15/29 (f)	9	8
T-Mobile US, Inc.
2.25%, 02/15/26	25	24
4.75%, 02/01/28	632	642
3.50%, 04/15/31	4	4
Topaz Solar Farms LLC
5.75%, 09/30/39 (f)	—	—
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	20	21
TPC Corporation
10.50%, 08/01/24 (f)	458	188
TransDigm Inc.
8.00%, 12/15/25 (f)	520	542
6.25%, 03/15/26 (f)	1,652	1,701
5.50%, 11/15/27	6	6
4.63%, 01/15/29	6	6
Triumph Group, Inc.
6.25%, 09/15/24 (f)	57	57
TTM Technologies, Inc.
4.00%, 03/01/29 (f)	4	4
Tutor Perini Corporation
6.88%, 05/01/25 (f)	720	673
U.S. Acute Care Solutions, LLC
6.38%, 03/01/26 (f)	3	3
U.S. Foods Inc.
6.25%, 04/15/25 (f)	463	477
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (f)	79	83
8.00%, 11/01/26 (f)	530	563
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (f)	6	6
United Airlines Pass Through Trust
4.38%, 04/15/26 (f)	524	516
United Rentals (North America), Inc.
4.88%, 01/15/28	5	5
United Rentals, Inc.
3.88%, 02/15/31 (b)	7	7
United States Steel Corporation
6.88%, 03/01/29	103	107
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	250	242
5.75%, 06/15/27 (f)	157	146
Uniti Group Inc.
7.88%, 02/15/25 (f)	918	954
6.00%, 01/15/30 (f)	7	6
Univision Communications Inc.
4.50%, 05/01/29 (f)	5	5
Urban One, Inc.
7.38%, 02/01/28 (f)	6	6
USA Compression Finance Corp.
6.88%, 04/01/26	366	371
Vail Resorts, Inc.
6.25%, 05/15/25 (f)	170	176
Valvoline, Inc.
4.25%, 02/15/30 (f)	150	137
Vector Group Ltd.
5.75%, 02/01/29 (f)	5	5
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (f)	8	8
Vericast Merger Sub Inc
11.00%, 09/15/26 (f)	97	95
Veritas USA Inc.
7.50%, 09/01/25 (f)	1,155	1,096
Vertiv Group Corporation
4.13%, 11/15/28 (f)	7	6
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (f)	679	664
VICI Properties Inc.
3.50%, 02/15/25 (f)	1,088	1,072
3.75%, 02/15/27 (f)	5	5
4.13%, 08/15/30 (f)	5	5
Victoria's Secret & Co.
4.63%, 07/15/29 (f)	1	1
Victors Merger Corporation
6.38%, 05/15/29 (f)	5	4
Viking Cruises Limited
5.88%, 09/15/27 (f)	9	8
Vista Outdoor Inc.
4.50%, 03/15/29 (f)	7	6
Vistra Operations Company LLC
5.50%, 09/01/26 (f)	269	270
5.63%, 02/15/27 (f)	1,075	1,074
4.38%, 05/01/29 (f)	1,270	1,200
W&T Offshore, Inc.
9.75%, 11/01/23 (f)	1	1
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	8	7
Waste Pro USA, Inc.
5.50%, 02/15/26 (f)	710	670
Watco Companies, L.L.C.
6.50%, 06/15/27 (f)	82	81
WESCO Distribution, Inc.
7.13%, 06/15/25 (f)	139	145
7.25%, 06/15/28 (f)	384	408
Western Digital Corporation
4.75%, 02/15/26	8	8
Western Midstream Operating, LP
3.60%, 02/01/25 (g) (j)	380	376
5.75%, 02/01/50 (g) (j)	1,171	1,149
White Cap Buyer LLC
6.88%, 10/15/28 (f)	1	1
Wolverine Escrow LLC
9.00%, 11/15/26 (f)	68	42
Wyndham Destinations, Inc.
6.63%, 07/31/26 (f)	339	355
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	6	6
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (f)	660	686
Xerox Holdings Corporation
5.50%, 08/15/28 (f)	1,883	1,840
XHR LP
6.38%, 08/15/25 (f)	12	12
XPO Logistics, Inc.
6.25%, 05/01/25 (f)	290	300
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	648	596
6.13%, 03/01/28 (f)	2	2
Ziff Davis, Inc.
4.63%, 10/15/30 (f)	1,113	1,061

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Ziprecruiter, Inc.
5.00%, 01/15/30 (f)	3	3
		165,457
Canada 1.0%
Air Canada
3.88%, 08/15/26 (f)	26	25
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (k)	17	16
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (f)	9	9
Bausch Health Companies Inc.
5.00%, 01/30/28 (f)	7	6
5.00%, 02/15/29 (f)	7	5
5.25%, 02/15/31 (f)	5	4
Baytex Energy Corp.
8.75%, 04/01/27 (f)	60	65
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (f)	9	9
7.13%, 06/15/26 (f)	990	970
Clarios Global LP
6.75%, 05/15/25 (f)	9	9
Garda World Security Corporation
4.63%, 02/15/27 (f)	290	278
GFL Environmental Inc.
3.75%, 08/01/25 (f)	100	98
5.13%, 12/15/26 (f)	173	175
4.00%, 08/01/28 (f)	2	2
3.50%, 09/01/28 (f)	1,715	1,611
GW B-CR Security Corporation
9.50%, 11/01/27 (f)	5	5
MEG Energy Corp.
6.50%, 01/15/25 (f)	40	41
7.13%, 02/01/27 (f)	534	559
Methanex Corporation
5.13%, 10/15/27	489	492
5.25%, 12/15/29	1,470	1,492
5.65%, 12/01/44	865	791
NOVA Chemicals Corporation
5.25%, 06/01/27 (f)	4	4
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (e)	2,000	2,189
1.10%, 10/19/27, CAD (f)	297	215
0.10%, 05/19/28, EUR (e)	875	906
Open Text Corporation
3.88%, 02/15/28 (f)	4	4
Parkland Corporation
4.50%, 10/01/29 (f)	978	907
4.63%, 05/01/30 (f)	995	925
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (f)	230	237
4.38%, 01/15/28 (f)	3	3
3.50%, 02/15/29 (f)	1	1
Telesat Canada
5.63%, 12/06/26 (f)	36	27
Titan Acquisition Limited
7.75%, 04/15/26 (f)	670	666
		12,746
Netherlands 0.5%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (f)	203	210
American Airlines, Inc.
5.50%, 04/20/26 (f)	1,352	1,351
5.75%, 04/20/29 (f)	1,591	1,585
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (f)	769	769
Diamond (BC) B.V.
4.63%, 10/01/29 (b) (f)	8	7
Elastic N.V.
4.13%, 07/15/29 (f)	1	1
Endo Designated Activity Company
6.00%, 06/30/28 (f)	470	268
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	608
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	346
Sensata Technologies, Inc.
4.38%, 02/15/30 (f)	5	5
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	280	280
UPC Broadband Finco B.V.
4.88%, 07/15/31 (f)	1,656	1,555
		6,985
South Korea 0.4%
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	694
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (e)	1,990	2,168
0.75%, 09/21/25	1,618	1,502
2.63%, 05/26/26	1,050	1,038
		5,402
United Kingdom 0.4%
EG Global Finance PLC
6.75%, 02/07/25 (f)	612	608
International Game Technology PLC
4.13%, 04/15/26 (f)	661	653
Marks and Spencer P.L.C.
7.13%, 12/01/37 (f)	150	160
Rolls-Royce Plc
5.75%, 10/15/27 (f)	1,232	1,264
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (f)	1,648	1,536
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (f)	815	767
Vodafone Group Public Limited Company
7.00%, 04/04/79	2	2
4.13%, 06/04/81	6	5
		4,995
France 0.4%
Altice France Holding S.A.
8.13%, 02/01/27 (f)	900	928
Dexia Credit Local
0.50%, 07/22/23, GBP (e)	1,200	1,552
0.25%, 12/11/24, GBP (e)	700	879
1.25%, 10/27/25, EUR (e)	1,000	1,122
		4,481
Luxembourg 0.3%
Altice Financing S.A.
5.00%, 01/15/28 (f)	200	180
Altice France
10.50%, 05/15/27 (f)	674	706
ArcelorMittal
7.00%, 10/15/39 (g) (j)	377	450
6.75%, 03/01/41 (g) (j)	345	406
ARD Finance S.A.
6.50%, 06/30/27 (f) (h)	200	183
Camelot Finance S.A.
4.50%, 11/01/26 (f)	9	9
Telecom Italia Capital
7.20%, 07/18/36	1,059	1,027
7.72%, 06/04/38	1,334	1,347
		4,308
Cayman Islands 0.3%
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (f) (g) (h)	1	1
MGM China Holdings Limited
4.75%, 02/01/27 (f)	1,280	1,119
Seagate HDD Cayman
4.13%, 01/15/31	1,422	1,348
Spirit Airlines, Inc.
8.00%, 09/20/25 (f)	287	306
Transocean Inc
11.50%, 01/30/27 (f)	490	509
Wynn Macau, Limited
4.88%, 10/01/24 (f)	676	627
		3,910

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Panama 0.2%
Carnival Corporation
10.50%, 02/01/26 (f)	967	1,076
7.63%, 03/01/26 (f)	1,010	1,017
9.88%, 08/01/27 (f)	8	9
6.00%, 05/01/29 (f)	7	7
		2,109
Singapore 0.2%
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	250	259
1.63%, 08/02/31 (f)	1,151	1,026
2.38%, 08/02/41 (f)	876	778
		2,063
Liberia 0.1%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (f)	74	81
4.25%, 07/01/26 (f)	30	28
5.50%, 08/31/26 - 04/01/28 (f)	1,470	1,429
		1,538
Bermuda 0.1%
Nabors Industries Ltd
7.25%, 01/15/26 (f)	6	6
NCL Corporation Ltd.
3.63%, 12/15/24 (f)	270	254
5.88%, 03/15/26 - 02/15/27 (f)	907	878
Viking Cruises Limited
7.00%, 02/15/29 (f)	8	7
Weatherford International Ltd.
8.63%, 04/30/30 (f)	6	6
		1,151
Ireland 0.1%
Perrigo Finance Unlimited Company
3.90%, 06/15/30 (g) (j)	1,200	1,147
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (e)	1,000	1,108
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	1,059
Germany 0.1%
KfW
0.00%, 12/15/22, EUR (l)	70	78
3.20%, 09/11/26, AUD	880	658
		736
Australia 0.1%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (f)	370	377
4.50%, 09/15/27 (f)	315	307
4.38%, 04/01/31 (f)	3	3
		687
Italy 0.0%
Telecom Italia SpA
6.38%, 11/15/33	3	3
6.00%, 09/30/34	560	518
		521
Switzerland 0.0%
Transocean Inc
7.50%, 01/15/26 (f)	404	351
8.00%, 02/01/27 (f)	35	30
		381
Virgin Islands (British) 0.0%
Studio City Finance Limited
5.00%, 01/15/29 (f)	366	283
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (f)	200	196
Brazil 0.0%
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	8	8
Finland 0.0%
Nokia Oyj
4.38%, 06/12/27	3	3
Marshall Islands 0.0%
Seaspan Corporation
5.50%, 08/01/29 (f)	2	2
Total Corporate Bonds And Notes (cost $230,734)		221,276
GOVERNMENT AND AGENCY OBLIGATIONS 15.0%
Japan 6.3%
Cabinet Office, Government of Japan
0.10%, 01/01/23 - 12/20/31, JPY	4,871,100	40,095
0.01%, 07/01/23 - 12/20/26, JPY	1,040,650	8,557
0.60%, 12/20/23 - 12/20/37, JPY	408,600	3,400
2.20%, 09/20/26 - 03/20/50, JPY	325,650	3,139
2.10%, 03/20/30, JPY	28,450	270
1.50%, 03/20/34, JPY	28,850	270
1.40%, 09/20/34 - 03/20/55, JPY	436,200	4,066
1.20%, 03/20/35, JPY	279,400	2,538
1.30%, 06/20/35, JPY	372,350	3,422
0.70%, 03/20/37, JPY	201,500	1,714
0.40%, 06/20/40 - 03/20/50, JPY	718,700	5,492
2.00%, 03/20/42, JPY	179,000	1,831
1.90%, 09/20/42, JPY	346,150	3,492
0.90%, 03/20/57, JPY	237,950	1,942
Japan Bank For International Cooperation
1.63%, 01/20/27	272	259
		80,487
Italy 1.8%
Segretariato Generale Della Presidenza Della Repubblica
1.45%, 09/15/22, EUR	1,770	1,976
0.88%, 05/06/24	1,528	1,462
0.00%, 08/15/24, EUR	435	475
0.35%, 02/01/25, EUR	2,650	2,903
1.85%, 07/01/25, EUR (e)	419	478
0.50%, 02/01/26, EUR (e)	1,016	1,103
0.00%, 04/01/26, EUR (e)	2,795	2,959
0.95%, 09/15/27 - 12/01/31, EUR	4,053	4,337
1.35%, 04/01/30, EUR	1,365	1,463
2.45%, 09/01/33 - 09/01/50, EUR (e)	1,067	1,226
2.25%, 09/01/36, EUR (e)	1,614	1,808
4.00%, 02/01/37, EUR (e)	20	27
1.50%, 04/30/45, EUR (e)	749	705
3.45%, 03/01/48, EUR (e)	139	185
3.85%, 09/01/49, EUR (e)	132	187
2.15%, 09/01/52, EUR	823	846
2.80%, 03/01/67, EUR (e)	166	185
		22,325
United Kingdom 1.8%
HM Treasury
2.75%, 09/07/24, GBP (e)	1,575	2,136
0.63%, 06/07/25, GBP	1,546	1,985
1.50%, 07/22/26, GBP	851	1,124
1.25%, 07/22/27, GBP	2,070	2,700
0.38%, 10/22/30, GBP (e)	300	359
0.25%, 07/31/31, GBP	1,140	1,325
4.75%, 12/07/38, GBP	2,055	3,853
0.88%, 01/31/46, GBP (e)	1,085	1,169
4.25%, 12/07/46, GBP	1,515	2,956
1.75%, 01/22/49, GBP	1,428	1,867
0.63%, 10/22/50, GBP (e)	468	462
1.75%, 07/22/57, GBP (e)	307	410
2.50%, 07/22/65, GBP (e)	1,025	1,714
3.50%, 07/22/68, GBP (e)	99	209
		22,269
France 1.0%
Gouvernement De France
2.75%, 10/25/27, EUR (e)	3,295	4,082
1.50%, 05/25/31, EUR (e)	880	1,030
0.75%, 05/25/52, EUR (e)	165	153
0.75%, 05/25/53, EUR	250	228

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Republique Francaise Presidence
0.50%, 05/25/26, EUR (e)	538	597
1.25%, 05/25/34, EUR (e)	3,384	3,817
4.75%, 04/25/35, EUR (e)	8	13
1.75%, 06/25/39 - 05/25/66, EUR (e)	559	667
3.25%, 05/25/45, EUR (e)	751	1,148
2.00%, 05/25/48, EUR (e)	788	997
4.00%, 04/25/55, EUR	298	555
		13,287
United States of America 0.9%
Treasury, United States Department of
0.13%, 01/31/23 (m)	11,936	11,792
Spain 0.7%
Estado Espanol
1.95%, 04/30/26, EUR (e)	2,233	2,594
1.45%, 10/31/27, EUR (e)	788	898
1.40%, 07/30/28, EUR (e)	1,652	1,877
2.35%, 07/30/33, EUR	193	233
4.20%, 01/31/37, EUR (e)	771	1,147
4.70%, 07/30/41, EUR	552	906
1.00%, 07/30/42 - 10/31/50, EUR	950	893
2.70%, 10/31/48, EUR (e)	146	188
3.45%, 07/30/66, EUR	284	408
		9,144
Canada 0.6%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (n)	140	106
Canada, Government of
1.75%, 03/01/23, CAD	2,050	1,642
2.25%, 06/01/29, CAD	220	175
2.75%, 12/01/48 - 12/01/64, CAD	768	658
Government of Canada
2.25%, 03/01/24, CAD	1,315	1,053
1.00%, 09/01/26, CAD	1,040	784
1.50%, 12/01/31, CAD	255	188
1.75%, 12/01/53, CAD	375	258
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	939
0.01%, 11/25/30, EUR (e)	1,655	1,637
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	32
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	263
2.95%, 06/18/50, CAD	160	121
		7,856
Germany 0.4%
Bundesrepublik Deutschland
0.00%, 11/15/28 - 08/15/50, EUR	1,196	1,196
0.00%, 02/15/31 - 05/15/36, EUR (e)	2,160	2,216
2.50%, 07/04/44, EUR (e)	870	1,349
		4,761
Belgium 0.3%
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/28, EUR (e)	681	762
0.10%, 06/22/30, EUR (e)	918	960
3.00%, 06/22/34, EUR (e)	520	701
1.90%, 06/22/38, EUR (e)	399	483
3.75%, 06/22/45, EUR (e)	249	402
1.60%, 06/22/47, EUR (f)	190	216
1.70%, 06/22/50, EUR	102	118
2.25%, 06/22/57, EUR	63	83
2.15%, 06/22/66, EUR (e)	185	240
		3,965
Netherlands 0.2%
Staat der Nederlanden
0.75%, 07/15/28, EUR	635	712
0.00%, 07/15/31 - 01/15/52, EUR	1,071	1,054
4.00%, 01/15/37, EUR (e)	250	396
0.50%, 01/15/40, EUR	755	787
		2,949
Australia 0.2%
Commonwealth of Australia
0.25%, 11/21/25, AUD (e)	1,279	883
2.75%, 11/21/28, AUD (e)	1,090	818
3.75%, 04/21/37, AUD (e)	397	324
2.75%, 05/21/41, AUD (e)	65	46
3.00%, 03/21/47, AUD (e)	256	184
1.75%, 06/21/51, AUD (e)	130	70
		2,325
Saudi Arabia 0.2%
Saudi Arabia, Government of
2.25%, 02/02/33 (f)	322	296
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,067
3.25%, 10/26/26 (e)	918	940
		2,303
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (f)	601	585
The United Arab Emirates, Government of
2.50%, 10/11/22 (e)	655	658
		1,243
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,202
China 0.1%
The Central People's Government of the People's Republic of China
2.75%, 02/17/32, CNY	7,000	1,100
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (e)	28	4
1.75%, 11/15/25, DKK (e)	18	3
0.50%, 11/15/27, DKK	1,223	180
0.50%, 11/15/29, DKK (e)	2,011	295
4.50%, 11/15/39, DKK (e)	2,136	504
		986
Sweden 0.1%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (e)	500	70
1.50%, 11/13/23, SEK (e)	35	4
2.50%, 05/12/25, SEK (e)	3,300	367
0.75%, 05/12/28, SEK (e)	1,895	197
2.25%, 06/01/32, SEK (e)	1,525	178
		816
Hungary 0.1%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (f)	257	254
2.13%, 09/22/31 (f)	331	300
		554
South Korea 0.0%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	526
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	431
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (f)	455	403
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	150
Total Government And Agency Obligations (cost $209,466)		190,874
PREFERRED STOCKS 0.6%
Germany 0.2%
Bayerische Motoren Werke AG	—	12
Henkel AG & Co. KGaA (k)	—	27
Porsche Automobil Holding SE (k)	—	34
Sartorius AG	—	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Volkswagen AG (k)	16	2,767
		2,865
Switzerland 0.2%
Lindt & Spruengli AG	—	36
Roche Holding AG	7	2,718
Schindler Holding AG (a)	—	20
		2,774
Brazil 0.2%
Itau Unibanco Holding S.A. (k)	98	566
Petroleo Brasileiro S/A Petrobras. (a) (k)	177	1,239
		1,805
Spain 0.0%
Grifols, S.A.	1	7
Italy 0.0%
Telecom Italia SpA	14	5
Total Preferred Stocks (cost $8,094)		7,456
WARRANTS 0.2%
China 0.2%
Acrobiosystems Co.,Ltd (a) (o)	5	119
Amoy Diagnostics Co., Ltd. (a) (o)	22	173
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (o)	10	65
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (o)	7	46
Beijing Kingsoft Office Software Co.,Ltd (a) (o)	5	139
BNP Paribas Issuance B.V. (a) (o)	4	42
BNP Paribas Issuance B.V. (a) (o)	1	41
Centre Testing International Group Co., Ltd. (a) (o)	9	29
Centre Testing International Group Co., Ltd. (a) (o)	78	240
Chacha Food Company, Limited (a) (o)	30	256
Dongguan Yiheda Automation Co.,Ltd. (a) (o)	8	78
Fujian Anjing Food Co., Ltd. (a) (o)	3	54
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (o)	1	6
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (o)	24	194
Leader Harmonious Drive Systems Co., Ltd. (a) (o)	6	95
Montage Technology Co.,Ltd. (a) (o)	13	138
Qingdao Haier Biomedical Co Ltd (a)	4	50
Shanghai Liangxin Electrical Co., Ltd. (a) (o)	54	103
Shanghai Liangxin Electrical Co., Ltd. (a) (c)	73	139
Starpower Semiconductor Ltd. (a) (o)	4	244
UBS AG (a) (o)	5	130
UBS AG (a) (o)	4	115
UBS AG (a) (o)	17	182
Zwsoft Co., Ltd.(Guangzhou) (a) (o)	1	23
Zwsoft Co., Ltd.(Guangzhou) (a) (o)	4	128
Total Warrants (cost $3,704)		2,829
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF (b)	1	53
Utilities Select Sector SPDR Fund	2	140
Total Investment Companies (cost $193)		193
SHORT TERM INVESTMENTS 13.1%
Investment Companies 10.7%
JNL Government Money Market Fund, 0.01% (i) (p)	137,031	137,031
Treasury Securities 2.1%
Government of Canada
1.62%, 01/05/23, CAD (q)	10,918	8,630
1.21%, 02/02/23, CAD (q)	10,939	8,628
1.82%, 03/02/23, CAD (q)	10,965	8,614
		25,872
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (i) (p)	4,068	4,068
Total Short Term Investments (cost $166,880)		166,971
Total Investments 102.8% (cost $1,359,772)		1,313,299
Total Securities Sold Short (0.7)% (proceeds $9,273)		(9,272)
Other Derivative Instruments 0.3%		3,355
Other Assets and Liabilities, Net (2.4)%		(29,277)
Total Net Assets 100.0%		1,278,105
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $140,443 and 11.0% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Investment in affiliate.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(k) Convertible security.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(q) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.7%)
COMMON STOCKS (0.6%)
United States of America (0.6%)
3M Company	(5)	(814)
Abbott Laboratories	(1)	(70)
Align Technology, Inc.	—	(10)
Ally Financial Inc.	(6)	(273)
Altria Group, Inc.	(2)	(100)
Best Buy Co., Inc.	(1)	(66)
Capital One Financial Corporation	(3)	(409)
ConAgra Brands Inc.	—	(9)
Conagra Brands, Inc.	(4)	(142)
Equifax Inc.	—	(70)
ETSY, Inc.	(2)	(195)
Fisker Group Inc. - Class A	(1)	(15)
Harley-Davidson, Inc.	(10)	(413)
Host Hotels & Resorts, Inc.	—	(8)
IQVIA Inc.	(1)	(278)
Kellogg Co.	(1)	(72)
Kimberly-Clark Corporation	(4)	(543)
Las Vegas Sands Corp.	(4)	(162)
ManpowerGroup Inc.	(4)	(365)
MasterCard Incorporated - Class A	—	(157)
Mohawk Industries, Inc.	(1)	(133)
Regeneron Pharmaceuticals, Inc.	—	(249)
RingCentral, Inc. - Class A	(1)	(123)
Salesforce.Com, Inc.	(1)	(139)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Sirius XM Holdings Inc.	(21)	(140)
SoFi Technologies, Inc.	(2)	(14)
The Clorox Company	(1)	(195)
The Estee Lauder Companies Inc. - Class A	(1)	(169)
The Goldman Sachs Group, Inc.	(3)	(1,091)
The Home Depot, Inc.	(1)	(431)
Whirlpool Corporation	(2)	(284)
Wynn Resorts, Limited	(12)	(923)
Zoom Video Communications, Inc. - Class A	(1)	(128)
Total Common Stocks (proceeds $8,173)		(8,190)
INVESTMENT COMPANIES (0.1%)
United States of America (0.1%)
iShares Russell 2000 ETF	(5)	(1,082)
Total Investment Companies (proceeds $1,100)		(1,082)
Total Securities Sold Short (0.7%) (proceeds $9,273)		(9,272)

JNL/JPMorgan Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	—	2	—	—	—	—	2	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	05/12/20	334	446	—
Adevinta ASA - Class B	04/27/20	12	9	—
Adyen B.V.	11/17/21	1,131	838	0.1
AENA, S.M.E., S.A.	04/27/20	23	28	—
Alibaba Group Holding Limited	05/12/20	5,735	2,705	0.2
Allegro.eu SA	06/18/21	14	7	—
Amadeus IT Group SA	04/27/20	57	67	—
Amundi	06/08/20	11	9	—
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	561	401	—
Autostore Holdings Ltd	12/17/21	8	8	—
Avast PLC	12/17/21	12	11	—
BAWAG Group AG	04/27/20	5	8	—
Bridgepoint Group PLC	12/17/21	6	5	—
Budweiser Brewing Company APAC Limited	04/27/20	548	456	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	08/11/21	555	504	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/11/21	1,505	1,288	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	08/11/21	475	424	—
Bundesrepublik Deutschland, 2.50%, 07/04/44	09/30/21	1,522	1,349	0.1
Cellnex Telecom, S.A.	04/16/21	60	62	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,139	1,108	0.1
Commonwealth of Australia, 0.25%, 11/21/25	08/11/21	890	883	0.1
Commonwealth of Australia, 2.75%, 11/21/28	01/07/22	831	818	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	359	324	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	56	46	—
Commonwealth of Australia, 3.00%, 03/21/47	08/28/20	223	184	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	89	70	—
Convatec Group PLC	04/27/20	9	10	—
Covestro AG	06/08/20	21	22	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	4	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	313	295	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	573	504	0.1
Delivery Hero SE	05/12/20	865	355	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,117	1,059	0.1
Dexia Credit Local, 0.50%, 07/22/23	11/10/21	1,604	1,552	0.1
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	922	879	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,184	1,122	0.1
EQT AB	06/22/20	19	25	—
ESR Cayman Limited	06/19/20	19	19	—
Estado Espanol, 1.95%, 04/30/26	04/27/20	2,619	2,594	0.2
Estado Espanol, 1.45%, 10/31/27	03/26/20	1,024	898	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	2,089	1,877	0.2
Estado Espanol, 4.20%, 01/31/37	04/27/20	1,252	1,147	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	232	188	—
Evolution Gaming Group AB (publ)	06/24/20	39	42	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	775	762	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	1,080	960	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	793	701	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	553	483	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	456	402	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	296	240	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Fuyao Glass Industry Group Co., Ltd. - Class H	04/01/21	256	179	—
Gouvernement De France, 2.75%, 10/25/27	06/30/21	4,504	4,082	0.3
Gouvernement De France, 1.50%, 05/25/31	08/11/21	1,149	1,030	0.1
Gouvernement De France, 0.75%, 05/25/52	01/29/21	195	153	—
HDFC Life Insurance Company Limited	06/17/21	482	363	—
HM Treasury, 2.75%, 09/07/24	11/30/21	2,206	2,136	0.2
HM Treasury, 0.38%, 10/22/30	08/11/21	397	359	—
HM Treasury, 0.88%, 01/31/46	04/22/21	1,422	1,169	0.1
HM Treasury, 0.63%, 10/22/50	06/17/21	555	462	—
HM Treasury, 1.75%, 07/22/57	08/11/21	535	410	—
HM Treasury, 2.50%, 07/22/65	06/26/19	2,272	1,714	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	246	209	—
ICICI Prudential Life Insurance Company Limited	01/17/22	386	309	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	06/08/20	8	8	—
JS Global Lifestyle Company Limited	03/19/21	1	1	—
Mapletree Commercial Trust Management Ltd.	06/08/20	8	7	—
Media Group Holdings LLC	04/28/14	50,938	—	—
Meituan Dianping - Class B	09/09/20	1,896	1,071	0.1
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,312	2,189	0.2
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,041	906	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,882	1,637	0.1
Orsted A/S	05/27/21	62	54	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	393	367	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	200	197	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	213	178	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	71	66	—
Pepco Group N.V.	05/26/21	361	354	—
Pharmaron Beijing Co., Ltd. - Class H	11/16/21	792	496	—
Pirelli & C. S.p.A.	04/27/20	5	5	—
Poste Italiane - Societa' Per Azioni	04/27/20	22	28	—
Public Joint Stock Company "Severstal"	12/01/20	243	—	—
Republique Francaise Presidence, 0.50%, 05/25/26	03/31/21	635	597	0.1
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	4,231	3,817	0.3
Republique Francaise Presidence, 4.75%, 04/25/35	08/09/19	14	13	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	14	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	1,352	1,148	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/30/21	1,252	997	0.1
Republique Francaise Presidence, 1.75%, 05/25/66	01/18/21	738	653	0.1
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,110	1,067	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	972	940	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	520	478	—
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	08/11/21	1,201	1,103	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.00%, 04/01/26	09/30/21	3,094	2,959	0.2
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	1,337	1,113	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,883	1,808	0.2
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	26	27	—
Segretariato Generale Della Presidenza Della Repubblica, 1.50%, 04/30/45	10/20/21	787	705	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	08/11/21	224	185	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	187	187	—
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	08/11/21	144	113	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	196	185	—
Siemens Healthineers AG	06/18/21	38	40	—
Sinch AB (publ)	06/18/21	24	11	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	442	396	—
TCS Group Holding PLC	01/17/22	311	—	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	287	259	—
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,224	2,168	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,247	1,202	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	660	658	0.1
TUI AG - Class N	01/13/21	10	8	—
WH Group Limited	04/27/20	16	11	—
Wizz Air Holdings PLC	02/02/22	368	239	—
Worldline	10/29/20	44	25	—
Wuxi Biologics Cayman Inc	05/12/20	820	748	0.1
Zalando SE	09/18/20	43	22	—
		135,536	72,244	5.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
AUD/USD Spot Rate	190	June 2022		13,928	(37)	315
Australia 10 Year Bond	26	June 2022	AUD	3,440	(9)	(107)
Australia 3 Year Bond	4	June 2022	AUD	447	—	(6)
CAD/USD Spot Rate	457	June 2022		35,642	(16)	959
Canada 10 Year Bond	15	June 2022	CAD	1,963	7	(4)
EUR/USD Spot Rate	732	June 2022		100,490	(856)	1,066
Euro BOBL	7	June 2022	EUR	913	15	(12)
Euro Bund	43	June 2022	EUR	6,807	58	17
Euro OAT	20	June 2022	EUR	3,169	32	(152)
Euro Schatz	68	June 2022	EUR	7,586	10	(62)
Euro STOXX 50 Price Index	77	June 2022	EUR	2,962	(34)	(20)
GBP/USD Spot Rate	347	June 2022		28,501	(4)	(23)
JPY/USD Spot Rate	796	June 2022		86,101	90	(4,138)
Long Gilt	8	June 2022	GBP	1,003	4	(44)
MSCI EAFE Index	4	June 2022		413	(7)	15
MSCI Emerging Markets Index	34	June 2022		1,754	(29)	159
S&P 500 Index	341	June 2022		70,996	(1,112)	6,254
S&P/TSX 60 Index	205	June 2022	CAD	52,407	(401)	1,258
United States Ultra Bond	2	June 2022		349	7	5
					(2,282)	5,480
Short Contracts
FTSE 100 Index	(215)	June 2022	GBP	(15,256)	86	(1,102)
Italy Government BTP Bond	(5)	June 2022	EUR	(714)	(7)	25
MSCI Emerging Markets Index	(645)	June 2022		(32,915)	551	(3,383)
TOPIX Index	(24)	June 2022	JPY	(415,082)	42	(441)
United States 10 Year Note	(19)	June 2022		(2,388)	(5)	54
United States 10 Year Ultra Bond	(22)	June 2022		(2,958)	(19)	(22)
United States 2 Year Note	(43)	July 2022		(9,103)	(25)	(10)
United States 5 Year Note	(42)	July 2022		(4,820)	3	3
					626	(4,876)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	04/05/22	AUD	5,504	4,122	—
CAD/USD	MLP	04/05/22	CAD	8,266	6,622	19
DKK/USD	SSB	04/05/22	DKK	7,691	1,145	(6)
EUR/USD	BCL	04/05/22	EUR	537	595	(1)
EUR/USD	BCL	04/05/22	EUR	322	357	2
EUR/USD	BNP	04/05/22	EUR	63,363	70,148	(432)
EUR/USD	BNP	04/05/22	EUR	1,602	1,773	23
EUR/USD	GSC	04/05/22	EUR	491	544	2
EUR/USD	MLP	04/05/22	EUR	2,722	3,014	(51)
EUR/USD	MLP	04/05/22	EUR	2,191	2,426	33
EUR/USD	SSB	04/05/22	EUR	5,963	6,601	49
EUR/USD	BCL	05/04/22	EUR	2,980	3,302	6
EUR/USD	SSB	05/04/22	EUR	493	546	(4)
GBP/USD	BCL	04/05/22	GBP	18,613	24,451	47
GBP/USD	GSC	04/05/22	GBP	628	824	(7)
GBP/USD	SSB	04/05/22	GBP	254	334	(7)
GBP/USD	SSB	04/05/22	GBP	357	469	2
JPY/USD	BNP	04/05/22	JPY	37,633	310	(10)
JPY/USD	BNP	04/05/22	JPY	9,118,074	74,992	223
JPY/USD	BCL	05/06/22	JPY	40,715	335	5
JPY/USD	BNP	05/06/22	JPY	42,466	349	—
JPY/USD	CIT	05/06/22	JPY	38,951	321	3
SEK/USD	BNP	04/05/22	SEK	8,332	887	(7)
USD/AUD	CIT	04/05/22	AUD	(5,504)	(4,122)	(157)
USD/AUD	BNP	05/04/22	AUD	(5,504)	(4,123)	—
USD/CAD	GSC	04/05/22	CAD	(1,272)	(1,019)	(18)
USD/CAD	TDB	04/05/22	CAD	(6,994)	(5,603)	(108)
USD/CAD	BNP	04/19/22	CAD	(15,934)	(12,765)	27
USD/CAD	MLP	04/19/22	CAD	(16,805)	(13,462)	(280)
USD/CAD	MLP	05/04/22	CAD	(8,265)	(6,621)	(19)
USD/CNY	SSB	05/05/22	CNY	(6,999)	(1,101)	(7)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/DKK	BNP	04/05/22	DKK	(7,691)	(1,145)	12
USD/DKK	SSB	05/04/22	DKK	(7,691)	(1,146)	6
USD/EUR	BNP	04/05/22	EUR	(416)	(460)	(9)
USD/EUR	BNP	04/05/22	EUR	(74,625)	(82,616)	1,049
USD/EUR	MLP	04/05/22	EUR	(1,553)	(1,719)	4
USD/EUR	SSB	04/05/22	EUR	(597)	(661)	6
USD/EUR	BNP	05/04/22	EUR	(63,363)	(70,208)	433
USD/GBP	BNP	04/05/22	GBP	(18,908)	(24,838)	489
USD/GBP	MLP	04/05/22	GBP	(297)	(391)	15
USD/GBP	SSB	04/05/22	GBP	(646)	(849)	13
USD/GBP	BCL	05/04/22	GBP	(18,613)	(24,447)	(47)
USD/JPY	BCL	04/05/22	JPY	(8,283,733)	(68,130)	3,549
USD/JPY	BNP	04/05/22	JPY	(76,443)	(629)	38
USD/JPY	GSC	04/05/22	JPY	(36,596)	(301)	16
USD/JPY	MLP	04/05/22	JPY	(758,936)	(6,242)	332
USD/JPY	BCL	05/06/22	JPY	(241,183)	(1,985)	(1)
USD/JPY	BNP	05/06/22	JPY	(9,118,074)	(75,039)	(226)
USD/SEK	BNP	04/05/22	SEK	(8,332)	(887)	(10)
USD/SEK	BNP	05/04/22	SEK	(8,332)	(888)	8
					(206,930)	5,004

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	478,213	245,468	19	723,700
Corporate Bonds And Notes	—	221,276	—	221,276
Government And Agency Obligations	—	190,874	—	190,874
Preferred Stocks	7,456	—	—	7,456
Warrants	—	2,690	139	2,829
Investment Companies	193	—	—	193
Short Term Investments	141,099	25,872	—	166,971
	626,961	686,180	158	1,313,299
Liabilities - Securities
Common Stocks	(8,190)	—	—	(8,190)
Investment Companies	(1,082)	—	—	(1,082)
	(9,272)	—	—	(9,272)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10,130	—	—	10,130
Open Forward Foreign Currency Contracts	—	6,411	—	6,411
	10,130	6,411	—	16,541
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9,526)	—	—	(9,526)
Open Forward Foreign Currency Contracts	—	(1,407)	—	(1,407)
	(9,526)	(1,407)	—	(10,933)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 97.4%
Information Technology 27.4%
Accenture Public Limited Company - Class A	19	6,467
Advanced Micro Devices, Inc. (a)	44	4,779
Affirm Holdings, Inc. - Class A (a) (b)	8	368
Analog Devices, Inc. (a)	27	4,399
Apple Inc. (a)	277	48,436
Applied Materials, Inc. (a)	18	2,408
Automatic Data Processing, Inc. (a)	11	2,609
Booz Allen Hamilton Holding Corporation - Class A	10	846
Ceridian HCM Holding Inc. (a)	3	216
FleetCor Technologies Inc. (a)	8	1,962
Fortinet, Inc. (a)	2	848
International Business Machines Corporation	14	1,866
Intuit Inc. (a)	11	5,138
KLA-Tencor Corp. (a)	3	963
Lam Research Corp. (a)	8	4,579
Leidos Holdings Inc.	20	2,192
MasterCard Incorporated - Class A	26	9,127
Microchip Technology Incorporated (a)	22	1,644
Micron Technology, Inc. (a)	19	1,518
Microsoft Corporation (a)	152	46,990
Motorola Solutions Inc.	2	607
NVIDIA Corporation (a)	39	10,783
NXP Semiconductors N.V.	19	3,614
Oracle Corporation	29	2,396
Qualcomm Incorporated (a)	12	1,892
Salesforce.Com, Inc. (a)	10	2,231
Seagate Technology Holdings Public Limited Company (a)	34	3,017
Texas Instruments Incorporated (a)	42	7,654
Visa Inc. - Class A	38	8,368
Workday, Inc. - Class A (a)	10	2,433
		190,350
Health Care 13.4%
Abbott Laboratories	35	4,134
AbbVie Inc.	55	9,001
ABIOMED, Inc. (a)	1	258
Anthem, Inc.	10	4,920
Baxter International Inc.	30	2,359
Biogen Inc. (a)	6	1,173
BioMarin Pharmaceutical Inc. (a)	4	320
Boston Scientific Corporation (a)	61	2,711
Bristol-Myers Squibb Company	94	6,862
Centene Corporation (a)	38	3,165
Danaher Corporation	8	2,423
DexCom Inc. (a)	2	836
Eli Lilly & Co.	22	6,329
Humana Inc.	3	1,352
Illumina, Inc. (a)	3	888
Intuitive Surgical, Inc. (a)	7	2,163
Johnson & Johnson	35	6,225
McKesson Corporation	5	1,504
Medtronic Public Limited Company	32	3,604
Merck & Co., Inc.	25	2,073
Moderna, Inc. (a)	3	457
Neurocrine Biosciences, Inc. (a)	4	396
Pfizer Inc.	50	2,577
Regeneron Pharmaceuticals, Inc. (a)	5	3,369
Thermo Fisher Scientific Inc.	13	7,859
UnitedHealth Group Incorporated	21	10,471
Vertex Pharmaceuticals Incorporated (a)	13	3,313
Zimmer Biomet Holdings, Inc.	19	2,468
		93,210
Consumer Discretionary 12.2%
Amazon.com, Inc. (a)	9	28,009
Aptiv PLC (a)	5	581
AutoNation, Inc. (a)	4	396
AutoZone, Inc. (a)	1	1,311
Best Buy Co., Inc.	26	2,363
Burlington Stores Inc. (a)	3	564
Chipotle Mexican Grill Inc. (a)	—	808
D.R. Horton, Inc.	2	181
General Motors Company (a)	28	1,235
Hilton Worldwide Holdings Inc. (a)	13	2,008
Lennar Corporation - Class A	29	2,327
Lowe`s Companies, Inc.	31	6,195
Magna International Inc. (a)	16	1,012
McDonald's Corporation	26	6,335
NIKE, Inc. - Class B	33	4,453
O'Reilly Automotive, Inc. (a)	6	4,169
Pulte Homes Inc.	3	122
Rivian Automotive, Inc. - Class A (a)	6	281
Royal Caribbean Cruises Ltd.	4	319
Tesla Inc. (a)	14	15,113
The Home Depot, Inc.	13	3,790
TJX Cos. Inc.	32	1,970
Toll Brothers Inc.	14	647
Yum! Brands, Inc.	5	634
		84,823
Financials 10.8%
American Express Company	11	2,054
Arthur J Gallagher & Co.	13	2,192
Bank of America Corporation	109	4,509
Berkshire Hathaway Inc. - Class B (a)	31	10,904
Capital One Financial Corporation	15	1,962
Chubb Limited	9	1,979
Citigroup Inc.	50	2,658
Fifth Third Bancorp (a)	39	1,676
Intercontinental Exchange, Inc.	16	2,165
Morgan Stanley	33	2,843
Progressive Corp.	44	4,970
Prudential Financial Inc.	13	1,579
Regions Financial Corporation	80	1,786
S&P Global Inc.	13	5,369
Shopify Inc. - Class A (a)	1	622
State Street Corporation	44	3,869
SVB Financial Group (a)	2	980
T. Rowe Price Group, Inc. (a)	18	2,783
The Goldman Sachs Group, Inc.	8	2,577
The Hartford Financial Services Group, Inc.	42	3,017
The Travelers Companies, Inc.	4	794
Truist Financial Corporation	42	2,365
U.S. Bancorp	84	4,441
Voya Financial, Inc.	9	572
Wells Fargo & Company	129	6,256
		74,922
Communication Services 9.7%
Alphabet Inc. - Class A (a)	7	18,883
Alphabet Inc. - Class C (a)	5	14,468
Booking Holdings Inc. (a)	1	2,661
Charter Communications, Inc. - Class A (a)	7	3,674
Comcast Corporation - Class A (a)	95	4,427
Expedia Group, Inc. (a)	9	1,805
Facebook, Inc. - Class A (a)	43	9,471
Fox Corporation - Class A (a)	4	161
Interpublic Group of Cos. Inc.	7	251
Lyft, Inc. - Class A (a)	19	721
Netflix, Inc. (a)	9	3,345
T-Mobile US, Inc. (a)	26	3,283
Verizon Communications Inc.	42	2,131
Walt Disney Co. (a)	9	1,185
ZoomInfo Technologies Inc. - Class A (a)	17	1,021
		67,487
Industrials 7.5%
Cintas Corp. (a)	2	778
Deere & Company	16	6,759
Dover Corporation	9	1,371
Eaton Corporation Public Limited Company	25	3,809
FedEx Corporation	9	2,192
Honeywell International Inc. (a)	12	2,347
Ingersoll Rand Inc.	20	987
Masco Corporation	25	1,277
Norfolk Southern Corporation	13	3,782
Northrop Grumman Systems Corp.	4	1,637
Otis Worldwide Corporation	39	3,024

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation	8	2,319
Raytheon BBN Technologies Corp.	39	3,863
Southwest Airlines Co. (a)	27	1,218
Stanley Black & Decker, Inc.	21	2,921
Textron Inc.	19	1,404
Trane Technologies Public Limited Company	24	3,626
Uber Technologies, Inc. (a)	6	200
Union Pacific Corporation	10	2,822
United Parcel Service Inc. - Class B	27	5,859
		52,195
Consumer Staples 5.0%
Altria Group, Inc.	49	2,560
Constellation Brands, Inc. - Class A	10	2,345
Costco Wholesale Corporation (a)	5	2,715
Dollar General Corporation	3	587
Estee Lauder Cos. Inc. - Class A	7	1,871
Kimberly-Clark Corporation	16	1,929
Mondelez International, Inc. - Class A (a)	54	3,402
PepsiCo, Inc. (a)	5	826
Philip Morris International Inc.	28	2,602
Procter & Gamble Co.	55	8,361
The Coca-Cola Company	126	7,843
		35,041
Energy 3.8%
Baker Hughes, a GE Company, LLC - Class A (a)	17	619
Cheniere Energy, Inc.	8	1,157
Chevron Corporation	36	5,862
ConocoPhillips	72	7,187
Coterra Energy Inc	14	366
Diamondback Energy, Inc.	27	3,718
EOG Resources, Inc.	22	2,603
Phillips 66	5	474
Pioneer Natural Resources Co.	15	3,855
The Williams Companies, Inc.	7	222
		26,063
Utilities 2.7%
Ameren Corporation	12	1,113
CenterPoint Energy, Inc.	100	3,057
DTE Energy Company	10	1,291
Edison International	20	1,401
Evergy, Inc.	14	938
Exelon Corporation (a)	72	3,428
FirstEnergy Corp.	47	2,160
NextEra Energy, Inc.	65	5,500
		18,888
Real Estate 2.5%
Camden Property Trust	12	2,057
Equinix, Inc.	3	1,984
Equity Lifestyle Properties, Inc.	16	1,264
Host Hotels & Resorts, Inc. (a)	34	662
Kimco Realty Corporation	46	1,135
ProLogis Inc.	32	5,199
SBA Communications Corporation (a)	3	1,192
Sun Communities Inc.	10	1,678
UDR, Inc.	5	294
Ventas, Inc.	35	2,187
		17,652
Materials 2.4%
Air Products and Chemicals, Inc.	4	1,010
Avery Dennison Corporation	6	1,023
Celanese Corp. - Class A	6	870
DuPont de Nemours, Inc.	17	1,254
Eastman Chemical Co.	20	2,218
Freeport-McMoRan Inc.	22	1,074
Linde Public Limited Company	15	4,789
Martin Marietta Materials Inc.	3	1,220
Nucor Corporation	5	774
PPG Industries, Inc.	17	2,277
		16,509
Total Common Stocks (cost $532,318)		677,140
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.6%
JNL Government Money Market Fund, 0.01% (c) (d)	17,703	17,703
Total Short Term Investments (cost $17,703)		17,703
Total Investments 100.0% (cost $550,021)		694,843
Total Purchased Options 2.2% (cost $15,974)		15,278
Other Derivative Instruments (2.4)%		(16,979)
Other Assets and Liabilities, Net 0.2%		1,750
Total Net Assets 100.0%		694,892

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	82	June 2022	17,599	(264)	977

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	4,285.00	06/30/22	1,537	15,278

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,695.00	06/30/22	1,537	(12,995)
S&P 500 Index	Put	3,620.00	06/30/22	1,537	(3,720)
					(16,715)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	677,140	—	—	677,140
Short Term Investments	17,703	—	—	17,703
	694,843	—	—	694,843
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	977	—	—	977
Exchange Traded Purchased Options	15,278	—	—	15,278
	16,255	—	—	16,255
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(16,715)	—	—	(16,715)
	(16,715)	—	—	(16,715)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.2%
Information Technology 29.5%
Advanced Micro Devices, Inc. (a)	198	21,602
Arista Networks, Inc. (a)	344	47,753
Bill.Com Holdings Inc. (a)	90	20,298
Cadence Design Systems Inc. (a)	275	45,210
Confluent, Inc. - Class A (a)	365	14,974
CrowdStrike Holdings, Inc. - Class A (a)	226	51,320
Datadog, Inc. - Class A (a)	148	22,357
Entegris, Inc. (a)	361	47,371
F5 Networks, Inc. (a)	99	20,644
Five9 Inc. (a)	169	18,647
Gitlab Inc. - Class A (a)	62	3,395
Global Payments Inc.	204	27,974
Globant S.A. (a)	143	37,528
HubSpot Inc. (a)	95	44,929
Keysight Technologies, Inc. (a)	207	32,716
Littelfuse Inc. (a)	58	14,366
Marvell Technology, Inc.	461	33,030
MongoDB, Inc. - Class A (a)	104	46,000
Okta, Inc. - Class A (a)	147	22,146
Palo Alto Networks, Inc. (a)	158	98,543
Remitly Global, Inc. (a)	800	7,895
SolarEdge Technologies Ltd. (a)	196	63,088
Synopsys Inc. (a)	153	51,071
Teradyne Inc. (a)	322	38,023
The Trade Desk, Inc. - Class A (a)	649	44,971
Trimble Inc. (a)	283	20,387
Unity Software Inc. (a)	140	13,919
Wolfspeed, Inc. (a)	203	23,148
Zebra Technologies Corp. - Class A (a)	79	32,682
Zscaler, Inc. (a)	123	29,750
		995,737
Health Care 22.7%
Acadia Healthcare Company, Inc. (a)	395	25,875
Agilent Technologies, Inc.	418	55,354
Agios Pharmaceuticals, Inc. (a)	459	13,353
Alnylam Pharmaceuticals, Inc. (a)	250	40,888
Amedisys, Inc. (a)	160	27,584
Catalent Inc. (a)	303	33,592
Centene Corporation (a)	619	52,105
Cooper Cos. Inc.	81	33,699
DexCom Inc. (a)	128	65,382
Exact Sciences Corporation (a)	422	29,499
Exelixis, Inc. (a)	983	22,289
Hologic Inc. (a)	405	31,135
Horizon Therapeutics Public Limited Company (a)	472	49,701
IDEXX Laboratories, Inc. (a)	33	18,272
Insulet Corporation (a)	137	36,495
Jazz Pharmaceuticals Public Limited Company (a)	170	26,495
Maravai LifeSciences Holdings, Inc. - Class A (a)	557	19,638
McKesson Corporation	127	38,848
Mettler-Toledo International Inc. (a)	27	37,488
Natera, Inc. (a)	323	13,137
Neurocrine Biosciences, Inc. (a)	205	19,191
ResMed Inc.	119	28,931
Royalty Pharma PLC - Class A (a)	504	19,648
Seagen Inc. (a)	86	12,374
Teladoc Health, Inc. (a) (b)	179	12,911
		763,884
Industrials 14.3%
ACV Auctions Inc. - Class A (a)	290	4,300
Advanced Drainage Systems, Inc.	143	17,046
Air Lease Corporation - Class A	236	10,526
AMETEK, Inc.	265	35,293
Copart Inc. (a)	463	58,155
Delta Air Lines, Inc. (a)	988	39,115
Equifax Inc.	180	42,773
Generac Holdings Inc. (a)	120	35,675
HEICO Corp. - Class A	138	17,475
Ingersoll Rand Inc.	616	30,992
ITT Industries Holdings, Inc.	262	19,705
Old Dominion Freight Line Inc. (a)	118	35,334
Quanta Services, Inc.	429	56,500
Toro Co.	174	14,867
Trane Technologies Public Limited Company	361	55,109
Trex Company, Inc. (a)	129	8,408
		481,273
Consumer Discretionary 12.4%
Aramark	792	29,783
Bright Horizons Family Solutions Inc. (a)	225	29,882
Burlington Stores Inc. (a)	152	27,744
CarMax Inc. (a)	162	15,659
Chewy, Inc. - Class A (a) (b)	241	9,844
Chipotle Mexican Grill Inc. (a)	30	46,670
Garmin Ltd.	181	21,409
Helen of Troy Ltd (a)	170	33,371
Hilton Worldwide Holdings Inc. (a)	412	62,517
Lululemon Athletica Inc. (a)	58	21,074
National Vision Holdings, Inc. (a)	385	16,770
O'Reilly Automotive, Inc. (a)	37	25,549
Royal Caribbean Cruises Ltd.	397	33,269
Tractor Supply Co. (a)	191	44,550
		418,091
Financials 10.0%
Affiliated Managers Group, Inc.	114	16,096
Ares Management Corporation - Class A	421	34,198
East West Bancorp, Inc.	293	23,145
First Republic Bank	129	20,895
LPL Financial Holdings Inc. (a)	249	45,396
MarketAxess Holdings Inc. (a)	53	17,894
Morningstar Inc. (a)	78	21,362
MSCI Inc. - Class A	75	37,716
Progressive Corp.	298	34,015
S&P Global Inc.	70	28,834
Signature Bank	73	21,404
SVB Financial Group (a)	33	18,339
Tradeweb Markets Inc. - Class A (a)	194	17,047
		336,341
Communication Services 4.6%
Booking Holdings Inc. (a)	6	13,621
Bumble Inc. - Class A (a)	830	24,055
Lyft, Inc. - Class A (a)	817	31,357
Match Group Holdings II, LLC (a)	268	29,103
Roblox Corporation - Class A (a)	212	9,784
Roku Inc. - Class A (a)	140	17,538
Take-Two Interactive Software Inc. (a)	201	30,948
		156,406
Energy 2.8%
Baker Hughes, a GE Company, LLC - Class A (a)	347	12,631
Cheniere Energy, Inc.	273	37,796
EOG Resources, Inc.	369	43,972
		94,399
Consumer Staples 1.2%
Constellation Brands, Inc. - Class A	179	41,135
Materials 0.7%
Freeport-McMoRan Inc.	474	23,602
Total Common Stocks (cost $2,785,629)		3,310,868
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.0%
JNL Government Money Market Fund, 0.01% (c) (d)	65,989	65,989
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	10,561	10,561
Total Short Term Investments (cost $76,550)		76,550
Total Investments 100.5% (cost $2,862,179)		3,387,418
Other Assets and Liabilities, Net (0.5)%		(17,470)
Total Net Assets 100.0%		3,369,948

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,310,868	—	—	3,310,868
Short Term Investments	76,550	—	—	76,550
	3,387,418	—	—	3,387,418

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 80.0%
U.S. Treasury Note 23.9%
Treasury, United States Department of
2.00%, 11/30/22 - 11/15/26	43,000	42,792
2.63%, 02/28/23 - 01/31/26	45,000	45,269
1.63%, 10/31/23	25,000	24,789
1.50%, 02/29/24 - 11/30/28	20,000	19,275
1.13%, 02/28/25 - 02/28/27	140,000	133,072
1.75%, 03/15/25	25,000	24,469
0.63%, 03/31/27	25,000	22,852
2.25%, 08/15/27	40,000	39,556
0.38%, 09/30/27	15,000	13,387
		365,461
Collateralized Mortgage Obligations 19.6%
Federal Home Loan Mortgage Corporation
Series PV-3860, REMIC, 5.00%, 05/15/22	191	191
Series ZA-2639, REMIC, 5.00%, 07/15/23	348	356
Series D-3542, REMIC, 4.50%, 06/15/24	1,466	1,516
Series BY-3104, REMIC, 5.50%, 01/15/26	815	871
Series VN-4445, REMIC, 4.00%, 05/15/26	674	677
Series KW-3874, REMIC, 4.50%, 06/15/26	1,613	1,689
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,590
Series GT-3270, REMIC, 5.50%, 01/15/27	1,260	1,351
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,305
Series DG-3737, REMIC, 5.00%, 10/15/30	471	497
Series PA-3981, REMIC, 3.00%, 04/15/31	1,652	1,701
Series AM-2525, REMIC, 4.50%, 04/15/32	94	98
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,444
Series MJ-2638, REMIC, 5.00%, 07/15/33	500	524
Series QD-2882, REMIC, 4.50%, 07/15/34	97	100
Series MU-2915, REMIC, 5.00%, 01/15/35	721	760
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,353	2,543
Series CB-3688, REMIC, 4.00%, 06/15/36	632	646
Series PB-3283, REMIC, 5.50%, 07/15/36	659	703
Series B-3413, REMIC, 5.50%, 04/15/37	192	203
Series PE-3341, REMIC, 6.00%, 07/15/37	398	435
Series HZ-4365, REMIC, 3.00%, 01/15/40	4,005	3,948
Series QH-3699, REMIC, 5.50%, 07/15/40	923	975
Series PB-4047, REMIC, 3.50%, 01/15/41	3,810	3,847
Series 30-264, REMIC, 3.00%, 07/15/42	6,418	6,456
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,470
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,934
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,760
Series KR-4945, REMIC, 2.50%, 09/25/49	6,485	6,270
Series MD-4937, REMIC, 2.50%, 10/25/49	5,328	5,189
Series PA-4933, REMIC, 2.50%, 10/25/49	6,991	6,783
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	8,552	8,368
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	179	183
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,226	8,381
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	10,361	10,090
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	9,571	9,637
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,755
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	56	56
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,960
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,628	2,726
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,129
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,779
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,249
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,874
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,631
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,018
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	138	147
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	9,482	9,428
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,187	1,269
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	428	367
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,774
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	193	198
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,982
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,334	1,410
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	69	71
Series 2010-SL-4, REMIC, 10.56%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	29
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,106	1,126
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,550
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,763	1,909
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	848	844
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	523	542
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,741
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	3,882	3,829
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,221	1,214
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	3,425	3,391
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,806
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	7,083	6,921
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	4,051	4,050
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	2,827	2,763
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	12,819	12,589
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	5,542	5,378
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	213	221
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	12,918	12,262
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	279	287
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	451	482
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	419	451
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	614	659
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	826	887
Interest Only, Series 2008-SA-40, REMIC, 5.97%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	932	120
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	665	680
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,425	1,473
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	16,090	17,322
Interest Only, Series 2011-SH-97, REMIC, 5.68%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,552	261
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,927
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,290
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,951
Series 2013-FA-H16, REMIC, 0.65%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	5,156	5,172
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	511	543
		300,984
Mortgage-Backed Securities 18.3%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	29	31
7.00%, 04/01/29 - 06/01/32	30	34
5.00%, 08/01/33 - 12/01/34	463	494
5.50%, 07/01/38	861	943
4.50%, 10/01/40	372	394
3.50%, 09/01/46 - 01/01/50	7,496	7,590
3.00%, 01/01/47 - 06/01/50	8,484	8,386
2.50%, 05/01/50	9,487	9,098
2.00%, 09/01/50 - 09/01/51	23,791	22,170
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	19,184	19,914
3.18%, 09/01/25	4,822	4,853
3.03%, 12/01/25	19,930	19,915
2.94%, 01/01/26	22,111	22,068
3.10%, 01/01/26	7,500	7,600
6.50%, 03/01/26 - 03/01/36	88	100
7.00%, 05/01/26 - 01/01/30	8	8
3.26%, 12/01/26	1,813	1,833
3.11%, 03/01/27	2,790	2,806
3.33%, 03/01/27	2,345	2,370
3.05%, 06/01/27 (a)	3,134	3,149
3.13%, 11/01/29	2,097	2,108
8.00%, 11/01/29 - 03/01/31	23	25
6.00%, 02/01/31 - 12/01/36	2,209	2,435
7.50%, 02/01/31	3	3
1.94%, 10/01/33	10,000	9,181
2.52%, 09/01/34	7,040	6,790
2.41%, 10/01/34	10,574	10,134
5.50%, 02/01/35 - 10/01/36	1,165	1,259

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
1.78%, 05/01/35	15,000	13,262
5.00%, 09/01/35 - 11/01/40	5,135	5,515
2.04%, 06/01/37	5,387	4,787
3.50%, 06/01/42 - 10/01/49	26,022	26,638
3.00%, 03/01/43 - 02/01/50	5,256	5,216
2.00%, 10/01/50	13,323	12,422
2.50%, 10/01/50	8,467	8,148
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	432	473
2.50%, 09/15/49 - 01/20/50	17,956	17,422
3.00%, 04/15/50	12,277	12,320
3.50%, 09/20/51	7,929	8,001
		279,895
Commercial Mortgage-Backed Securities 6.5%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,116
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,137
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	6,696
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,120
Series A1-K087, REMIC, 3.59%, 10/25/27	3,464	3,540
Series APT2-Q013, REMIC, 1.21%, 05/25/50 (a)	5,063	4,918
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (a)	4,382	4,362
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	12,491	12,447
Series 2017-A2-M13, REMIC, 2.93%, 09/25/27 (a)	2,397	2,396
Series 2019-A2-M1, REMIC, 3.55%, 09/25/28 (a)	4,000	4,187
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,868
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	8,895
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,976	9,270
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	15,173
		100,125
U.S. Treasury Bond 5.6%
Treasury, United States Department of
2.38%, 02/15/42	15,000	14,463
3.00%, 05/15/45 - 02/15/48	37,500	40,082
2.25%, 08/15/49	5,000	4,748
2.00%, 02/15/50	30,000	26,991
		86,284
U.S. Treasury Inflation Indexed Securities 3.4%
Treasury, United States Department of
1.38%, 02/15/44 (b)	40,111	51,455
U.S. Government Agency Obligations 2.7%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	7,738
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,625
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c)	4,000	3,436
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c)	20,660	16,681
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,258
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	3,742
		41,480
Total Government And Agency Obligations (cost $1,264,174)		1,225,684
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.6%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.87%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	209	164
Series 2006-1A1A-OA17, REMIC, 0.84%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (e)	328	295
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,343	4,380
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,995
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,671
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	1,713	1,636
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,603	4,314
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,331
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.60%, 08/15/45 (a)	11,019	4
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,610	8,015
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	164	163
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	8,796
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	2,949
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,474	6,134
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	292	293
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,507
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,655
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.72%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	628	15
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 1.92%, 02/25/34 (a)	212	193
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.46%, 10/25/34 (a)	58	57
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,375	1,273
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,953	12,065
SACO I Trust
Series 2006-A-6, REMIC, 0.72%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	20	21
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.88%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (e)	393	366
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,676	10,863
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,549
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,861
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	3,868
Total Non-U.S. Government Agency Asset-Backed Securities (cost $123,258)		116,433
CORPORATE BONDS AND NOTES 5.7%
Financials 2.4%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,524
Bank of America Corporation
3.55%, 03/05/24	5,000	5,031
BNP Paribas
1.32%, 01/13/27 (g)	6,470	5,894
Morgan Stanley
2.70%, 01/22/31	4,300	4,025
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,297
State Street Corporation
3.15%, 03/30/31	2,000	1,970

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.
2.91%, 06/05/23	1,350	1,351
Wells Fargo & Company
2.16%, 02/11/26	8,200	7,935
		36,027
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	6,839
The Walt Disney Company
2.00%, 09/01/29	3,900	3,609
T-Mobile US, Inc.
3.88%, 04/15/30	10,000	10,035
		20,483
Health Care 0.8%
AbbVie Inc.
3.20%, 11/21/29	5,000	4,941
MultiCare Health System
2.80%, 08/15/50	1,250	1,032
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,504
Zoetis Inc.
2.00%, 05/15/30	2,200	1,971
		12,448
Consumer Staples 0.6%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,646
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,266
The Kroger Co.
1.70%, 01/15/31 (h)	5,000	4,355
		9,267
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,434
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,515
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	93
		2,608
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,027
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,062
Phillips 66
4.30%, 04/01/22	456	456
		2,545
Industrials 0.0%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	571
Total Corporate Bonds And Notes (cost $92,864)		87,383
SHORT TERM INVESTMENTS 7.3%
Investment Companies 7.1%
JNL Government Money Market Fund, 0.01% (i) (j)	109,362	109,362
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (i) (j)	2,594	2,594
Total Short Term Investments (cost $111,956)		111,956
Total Investments 100.6% (cost $1,592,252)		1,541,456
Other Assets and Liabilities, Net (0.6)%		(8,996)
Total Net Assets 100.0%		1,532,460

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $18,891 and 1.2% of the Fund.

(h) All or a portion of the security was on loan as of March 31, 2022.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,225,684	—	1,225,684
Non-U.S. Government Agency Asset-Backed Securities	—	116,433	—	116,433
Corporate Bonds And Notes	—	87,383	—	87,383
Short Term Investments	111,956	—	—	111,956
	111,956	1,429,500	—	1,541,456

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.5%
Financials 26.8%
American Express Company	117	21,847
Bank of America Corporation	801	33,027
Berkshire Hathaway Inc. - Class B (a)	97	34,126
BlackRock, Inc.	43	32,883
Capital One Financial Corporation	121	15,870
Chubb Limited	85	18,095
Citigroup Inc.	473	25,264
Citizens Financial Group Inc.	160	7,263
Loews Corp.	121	7,825
M&T Bank Corporation	63	10,668
Marsh & McLennan Companies, Inc.	46	7,849
MetLife, Inc.	193	13,590
Morgan Stanley	325	28,391
Prudential Financial Inc.	69	8,192
S&P Global Inc.	26	10,840
T. Rowe Price Group, Inc. (a)	108	16,348
The Charles Schwab Corporation	221	18,605
The Goldman Sachs Group, Inc.	56	18,427
The Hartford Financial Services Group, Inc.	223	16,038
The PNC Financial Services Group, Inc.	113	20,814
Truist Financial Corporation	424	24,042
U.S. Bancorp	208	11,078
Wells Fargo & Company	860	41,678
		442,760
Health Care 17.4%
AbbVie Inc.	141	22,844
Amgen Inc. (a)	37	8,914
Anthem, Inc.	27	13,085
Becton, Dickinson and Company	67	17,764
Biogen Inc. (a)	11	2,246
Boston Scientific Corporation (a)	240	10,614
Bristol-Myers Squibb Company	479	35,019
Cigna Holding Company	86	20,516
Eli Lilly & Co.	65	18,652
Humana Inc.	32	13,759
Johnson & Johnson	132	23,479
Medtronic Public Limited Company	191	21,194
Merck & Co., Inc.	49	4,035
Pfizer Inc.	203	10,490
UnitedHealth Group Incorporated	77	39,531
Vertex Pharmaceuticals Incorporated (a)	51	13,423
Zimmer Biomet Holdings, Inc.	94	12,074
		287,639
Industrials 12.6%
CSX Corp. (a)	503	18,829
Dover Corporation	149	23,444
Eaton Corporation Public Limited Company	120	18,223
General Dynamics Corporation	100	24,017
Northrop Grumman Systems Corp.	45	19,972
Parker-Hannifin Corporation	77	21,833
Raytheon BBN Technologies Corp.	284	28,170
Republic Services Inc.	77	10,209
Southwest Airlines Co. (a)	344	15,746
Trane Technologies Public Limited Company	40	6,124
United Parcel Service Inc. - Class B	96	20,527
		207,094
Consumer Discretionary 7.4%
AutoZone, Inc. (a)	10	20,194
Gap Inc.	186	2,618
Lowe`s Companies, Inc.	77	15,592
McDonald's Corporation	67	16,629
Newell Brands Inc.	288	6,157
NIKE, Inc. - Class B	126	16,927
O'Reilly Automotive, Inc. (a)	12	8,330
The Home Depot, Inc.	61	18,318
TJX Cos. Inc.	281	17,040
		121,805
Information Technology 7.3%
Analog Devices, Inc. (a)	154	25,416
Apple Inc. (a)	46	7,993
Fidelity National Information Services, Inc.	52	5,260
International Business Machines Corporation	74	9,614
Lam Research Corp. (a)	13	7,156
Microsoft Corporation (a)	65	20,186
NXP Semiconductors N.V.	96	17,686
Texas Instruments Incorporated (a)	150	27,548
		120,859
Energy 7.1%
Chevron Corporation	147	23,890
ConocoPhillips	465	46,503
EOG Resources, Inc.	251	29,974
Exxon Mobil Corporation	119	9,815
Valero Energy Corporation	62	6,258
		116,440
Consumer Staples 6.3%
Dollar General Corporation	63	14,042
Mondelez International, Inc. - Class A (a)	249	15,616
Monster Beverage 1990 Corporation (a)	63	5,044
PepsiCo, Inc. (a)	72	12,103
Philip Morris International Inc.	220	20,712
Procter & Gamble Co.	118	18,080
Walmart Inc.	123	18,250
		103,847
Communication Services 5.8%
Alphabet Inc. - Class C (a)	9	24,469
Booking Holdings Inc. (a)	6	13,212
Comcast Corporation - Class A (a)	535	25,047
Facebook, Inc. - Class A (a)	41	9,182
T-Mobile US, Inc. (a)	94	12,077
Walt Disney Co. (a)	82	11,225
		95,212
Materials 3.9%
Air Products and Chemicals, Inc.	70	17,388
Axalta Coating Systems Ltd. (a)	821	20,190
Ball Corporation	50	4,514
DuPont de Nemours, Inc.	64	4,729
Vulcan Materials Co.	98	18,022
		64,843
Utilities 3.3%
CMS Energy Corp.	273	19,126
Entergy Corporation	48	5,608
NextEra Energy, Inc.	169	14,303
Public Service Enterprise Group Inc.	86	5,992
Xcel Energy Inc. (a)	126	9,087
		54,116
Real Estate 1.6%
AvalonBay Communities, Inc.	27	6,602
Host Hotels & Resorts, Inc. (a)	550	10,688
Ventas, Inc.	139	8,593
		25,883
Total Common Stocks (cost $1,258,210)		1,640,498
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (b) (c) (d) (e)	11,682	155
Tribune Media Company (a) (b) (c) (d)	68	—
Walter Energy Inc. (a) (b) (c) (d) (f)	1,503	—
Total Other Equity Interests (cost $0)		155
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (g) (h)	6,700	6,700
Total Short Term Investments (cost $6,700)		6,700
Total Investments 99.9% (cost $1,264,910)		1,647,353
Other Assets and Liabilities, Net 0.1%		1,509
Total Net Assets 100.0%		1,648,862

(a) Non-income producing security.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $155 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,640,498	—	—	1,640,498
Other Equity Interests	—	—	155	155
Short Term Investments	6,700	—	—	6,700
	1,647,198	—	155	1,647,353

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 93.6%
United Kingdom 18.9%
AON Public Limited Company - Class A	76	24,844
Coca-Cola European Partners PLC (a)	300	14,759
Compass Group PLC	406	8,731
Informa Switzerland Limited (a)	1,155	9,073
Linde Public Limited Company (a)	36	11,567
Petershill Partners PLC (a)	1,022	3,366
Relx PLC	634	19,885
Rio Tinto PLC	169	13,430
Smith & Nephew PLC	403	6,399
		112,054
Japan 11.9%
Daikin Industries Ltd.	54	9,743
Digital Garage Inc.	156	5,860
Kobe Bussan Co., Ltd.	178	5,515
Makita Corp.	233	7,450
Olympus Corp.	459	8,748
Shimano Inc.	45	10,244
Suzuki Motor Corp.	152	5,224
Tokyo Electron Ltd.	20	10,392
Yamaha Corp.	165	7,203
		70,379
Canada 11.4%
CAE Inc. (a)	643	16,760
Canadian Pacific Railway Limited	72	5,912
Cogeco Communications	58	4,793
National Bank of Canada	200	15,350
Suncor Energy Inc.	346	11,284
Toromont Industries Ltd.	143	13,580
		67,679
France 8.7%
Bureau Veritas	151	4,311
Engie (a)	990	13,009
Eurazeo SA	69	5,800
Pernod-Ricard SA	50	10,881
Sanofi SA	173	17,666
		51,667
Ireland 7.2%
Accenture Public Limited Company - Class A	39	13,210
CRH Plc (a)	252	10,118
Medtronic Public Limited Company	89	9,886
Ryanair Holdings Plc - ADR (a)	109	9,526
		42,740
Germany 6.8%
Continental AG	97	6,987
CTS Eventim AG & Co. KGaA (a)	89	6,086
Hensoldt AG	328	9,613
Infineon Technologies AG - Class N	288	9,799
Vonovia SE	172	8,042
		40,527
Netherlands 5.2%
Airbus SE	71	8,561
Akzo Nobel N.V.	123	10,599
Universal Music Group N.V. (a)	441	11,696
		30,856
Hong Kong 4.8%
AIA Group Limited	1,918	20,027
ESR Cayman Limited (a) (b)	2,717	8,403
		28,430
Spain 3.6%
Bankinter SA	1,208	7,106
Industria de Diseno Textil, S.A.	438	9,517
Linea Directa Aseguradora S.A. Compania De Seguros Y Reaseguros,S.A.	1,208	1,860
Siemens Gamesa Renewable Energy, S.A.	165	2,877
		21,360
Denmark 3.4%
Carlsberg A/S - Class B	106	12,944
Genmab A/S (a)	20	7,274
		20,218
Finland 2.8%
Sampo Oyj - Class A	259	12,647
Valmet Oy	122	3,798
		16,445
Switzerland 2.6%
ABB Ltd. - Class N	483	15,681
Italy 2.5%
Ariston Holding N.V.	392	4,099
Enel SpA	1,103	7,374
Technogym S.p.A. (b)	415	3,272
		14,745
Israel 2.4%
Israel Discount Bank Ltd.	2,298	14,373
Sweden 1.4%
Hexagon Aktiebolag - Class B	579	8,160
Total Common Stocks (cost $521,758)		555,314
PREFERRED STOCKS 1.3%
Germany 1.3%
Volkswagen AG (c)	45	7,891
Total Preferred Stocks (cost $8,174)		7,891
SHORT TERM INVESTMENTS 19.0%
Investment Companies 19.0%
JNL Government Money Market Fund, 0.01% (d) (e)	112,406	112,406
Total Short Term Investments (cost $112,406)		112,406
Total Investments 113.9% (cost $642,338)		675,611
Other Assets and Liabilities, Net (13.9)%		(82,223)
Total Net Assets 100.0%		593,388

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Cayman Limited	10/28/19	7,493	8,403	1.4
Technogym S.p.A.	03/31/20	3,348	3,272	0.6
		10,841	11,675	2.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	125,145	430,169	—	555,314
Preferred Stocks	7,891	—	—	7,891
Short Term Investments	112,406	—	—	112,406
	245,442	430,169	—	675,611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.5%
United States of America 55.6%
Alnylam Pharmaceuticals, Inc. (a)	122	19,842
Alphabet Inc. - Class A (a)	17	48,448
Amazon.com, Inc. (a)	18	57,473
Autodesk, Inc. (a)	42	8,913
Deere & Company	39	16,084
Doximity, Inc. - Class A (a)	233	12,130
Expeditors International of Washington Inc. (a)	59	6,132
Facebook, Inc. - Class A (a)	148	32,834
Microsoft Corporation (a)	107	32,918
Netflix, Inc. (a)	40	14,803
Oracle Corporation	356	29,464
Qualcomm Incorporated (a)	102	15,556
Salesforce.Com, Inc. (a)	97	20,676
SEI Investments Co. (a)	124	7,459
Square, Inc. - Class A (a)	90	12,189
Tesla Inc. (a)	16	17,340
The Boeing Company (a)	147	28,112
Under Armour Inc. - Class A (a)	632	10,759
Vertex Pharmaceuticals Incorporated (a)	56	14,662
Visa Inc. - Class A	150	33,288
Yum! Brands, Inc.	49	5,821
		444,903
China 8.3%
Alibaba Group Holding Limited - ADR (a)	107	11,630
Baidu, Inc. - Class A - ADR (a)	96	12,739
Tencent Holdings Limited	460	21,481
Trip.com Group Limited - ADR (a)	431	9,964
Yum China Holdings, Inc.	246	10,220
		66,034
Switzerland 8.0%
CRISPR Therapeutics AG (a)	242	15,199
Nestle SA - Class N	108	14,066
Novartis AG - Class N	392	34,442
		63,707
Netherlands 5.5%
Adyen B.V. (a) (b)	14	27,137
Core Laboratories N.V.	23	743
NXP Semiconductors N.V.	87	16,127
		44,007
Argentina 4.6%
MercadoLibre S.R.L (a)	31	36,487
United Kingdom 3.7%
Experian PLC	460	17,848
Reckitt Benckiser Group PLC	42	3,202
Unilever PLC (a)	192	8,697
		29,747
Brazil 2.6%
American Beverage Co Ambev - ADR	6,377	20,598
Canada 2.4%
Shopify Inc. - Class A (a)	29	19,541
Japan 2.3%
Fanuc Ltd.	106	18,743
Denmark 1.4%
Novo Nordisk A/S - Class B	99	11,025
France 0.7%
Sodexo SA	72	5,849
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited (b)	1,057	2,794
Total Common Stocks (cost $641,202)		763,435
PREFERRED STOCKS 3.7%
Switzerland 3.7%
Roche Holding AG	75	29,773
Total Preferred Stocks (cost $23,318)		29,773
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	5,807	5,807
Total Short Term Investments (cost $5,807)		5,807
Total Investments 99.9% (cost $670,327)		799,015
Other Assets and Liabilities, Net 0.1%		893
Total Net Assets 100.0%		799,908

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/21/19	15,486	27,137	3.4
Budweiser Brewing Company APAC Limited	09/24/19	3,062	2,794	0.3
		18,548	29,931	3.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	598,151	165,284	—	763,435
Preferred Stocks	29,773	—	—	29,773
Short Term Investments	5,807	—	—	5,807
	633,731	165,284	—	799,015

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 44.8%
Financials 16.3%
ABN AMRO Bank N.V.
4.80%, 04/18/26 (a)	600	617
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	613
4.88%, 01/16/24	1,235	1,251
1.75%, 10/29/24	394	372
3.50%, 01/15/25	600	589
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,296
4.26%, 04/10/25 (a)	3,784	3,793
Akbank T.A.S
5.00%, 10/24/22 (a)	200	201
Ally Financial Inc.
1.45%, 10/02/23	72	70
3.88%, 05/21/24	386	391
5.13%, 09/30/24	1,050	1,097
5.75%, 11/20/25	2,384	2,510
Aon Corporation
8.21%, 01/01/27	203	237
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	255
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,245
1.95%, 01/30/26 (a)	160	147
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	259	264
5.50%, 01/15/26 (a)	1,000	1,031
2.13%, 02/21/26 (a)	263	240
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	500	500
Bank of America Corporation
2.82%, 07/21/23	953	954
0.52%, 06/14/24	984	956
3.95%, 04/21/25	260	265
1.53%, 12/06/25	717	686
3.38%, 04/02/26	1,004	1,002
1.32%, 06/19/26	369	346
1.20%, 10/24/26	916	848
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,441
2.03%, 09/30/27 (a)	713	646
BankUnited, Inc.
4.88%, 11/17/25	1,348	1,408
Barclays PLC
4.38%, 09/11/24	879	892
4.84%, 05/09/28	200	204
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,475	1,493
4.25%, 12/15/25 (a)	1,100	1,122
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	800	812
4.38%, 04/10/24 (a)	300	303
BNP Paribas
3.38%, 01/09/25 (a) (b)	368	366
4.71%, 01/10/25 (a)	200	204
2.82%, 11/19/25 (a) (b)	966	942
4.38%, 05/12/26 (a) (b)	249	251
BPCE
4.50%, 03/15/25 (a)	441	446
4.88%, 04/01/26 (a)	200	206
CIT Group Inc.
3.93%, 06/19/24	50	50
Citigroup Global Markets Holdings Inc.
0.75%, 06/07/24	775	739
Citigroup Inc.
4.04%, 06/01/24	290	294
4.40%, 06/10/25	2,374	2,444
3.70%, 01/12/26	550	557
CNO Financial Group, Inc.
5.25%, 05/30/25	725	757
CNO Global Funding
1.75%, 10/07/26 (a)	363	335
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	241	243
Credit Suisse (USA), Inc.
3.63%, 09/09/24	1,011	1,023
Credit Suisse Group AG
3.00%, 12/14/23 (a) (c)	2,979	2,979
4.21%, 06/12/24 (a)	1,182	1,193
2.59%, 09/11/25 (a) (b)	343	331
2.19%, 06/05/26 (a)	500	470
Danske Bank A/S
1.17%, 12/08/23 (a)	1,256	1,241
5.38%, 01/12/24 (a)	1,028	1,062
1.23%, 06/22/24 (a)	624	595
0.98%, 09/10/25 (a)	593	556
3.24%, 12/20/25 (a)	3,390	3,338
1.62%, 09/11/26 (a)	219	203
4.30%, 04/01/28 (d)	475	479
F&G Global Funding
0.90%, 09/20/24 (a)	388	366
1.75%, 06/30/26 (a)	360	335
2.30%, 04/11/27 (a)	723	676
FactSet Research Systems Inc.
2.90%, 03/01/27	386	376
Ford Motor Credit Company LLC
1.38%, (3 Month USD LIBOR + 1.08%), 08/03/22 (c)	525	522
2.98%, 08/03/22	3,515	3,513
5.58%, 03/18/24	1,750	1,802
2.30%, 02/10/25	697	662
5.13%, 06/16/25	485	497
GA Global Funding Trust
0.80%, 09/13/24 (a)	300	282
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,873	2,969
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,387	1,409
4.13%, 03/12/24 (a)	2,000	2,029
4.63%, 04/29/24 (a)	250	256
4.00%, 03/27/27 (a)	396	398
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (a) (e) (f)	684	622
HSBC Holdings PLC
4.25%, 03/14/24	300	304
0.73%, 08/17/24	371	359
0.98%, 05/24/25	285	270
HUB International Limited
7.00%, 05/01/26 (a)	747	756
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (g)	4,298	4,261
ING Groep N.V.
1.92%, (SOFR + 1.64%), 03/28/26 (b) (c)	269	271
4.70%, 03/22/28 (d)	530	534
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,082	2,101
3.25%, 09/23/24 (a)	2,942	2,914
Intesa Sanpaolo SpA
3.38%, 01/12/23 (a)	411	411
JPMorgan Chase & Co.
0.82%, 06/01/25	1,148	1,095
0.77%, 08/09/25	971	921
1.06%, (SOFR + 0.92%), 02/24/26 (c)	728	727
1.32%, (SOFR + 1.18%), 02/24/28 (c)	489	487
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,143	1,136
Lloyds Banking Group PLC
1.33%, 06/15/23 (b)	200	199
4.58%, 12/10/25 (b)	200	203
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b) (h)	1,621	1,662
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	251
1.20%, 10/14/25 (a)	500	473

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Morgan Stanley
0.79%, 01/22/25	1,224	1,175
0.79%, 05/30/25	1,142	1,085
Muthoot Finance Limited
4.40%, 09/02/23 (a)	400	400
Nationwide Building Society
4.00%, 09/14/26 (a)	338	339
NatWest Markets N.V.
4.75%, 07/28/25 (a)	1,600	1,636
NatWest Markets PLC
5.13%, 05/28/24	1,185	1,216
0.80%, 08/12/24 (a)	290	274
3.48%, 03/22/25 (a)	739	736
Navient Corporation
7.25%, 09/25/23	460	478
5.88%, 10/25/24	354	361
Nordea Bank AB
4.25%, 09/21/22 (a)	200	202
Onemain Finance Corporation
8.25%, 10/01/23	262	276
Rassman, Joel H.
4.88%, 11/15/25	732	754
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	994	914
Santander Holdings USA, Inc.
3.50%, 06/07/24	200	201
3.45%, 06/02/25	499	498
3.24%, 10/05/26	269	262
2.49%, 01/06/28	432	404
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	625	627
4.75%, 09/15/25 (a)	234	239
2.47%, 01/11/28	480	447
SLM Corporation
5.50%, 01/25/23	240	244
6.13%, 03/25/24	349	358
Societe Generale
2.23%, 01/21/26 (a) (b)	955	906
Springleaf Finance Corporation
5.63%, 03/15/23	1,006	1,025
6.13%, 03/15/24	632	648
Standard Chartered PLC
1.32%, 10/14/23 (a)	200	198
3.89%, 03/15/24 (a)	713	718
0.99%, 01/12/25 (a)	320	306
1.21%, 03/23/25 (a)	200	191
3.20%, 04/17/25 (a)	615	604
2.82%, 01/30/26 (a)	1,689	1,642
Starwood Property Trust, Inc.
3.75%, 12/31/24 (a)	819	796
Synovus Financial Corp.
3.13%, 11/01/22	772	775
The Goldman Sachs Group, Inc.
1.22%, 12/06/23	384	375
3.00%, 03/15/24	487	486
0.66%, 09/10/24	984	952
0.80%, (SOFR + 0.70%), 01/24/25 (c)	959	950
1.95%, 10/21/27	1,120	1,041
2.64%, 02/24/28	474	454
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (b)	406	406
3.88%, 09/12/23	393	396
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	200
UBS AG
7.63%, 08/17/22	2,824	2,872
5.13%, 05/15/24 (d)	1,900	1,938
UBS Group Funding (Switzerland) AG
1.68%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (c)	250	250
UniCredit S.p.A.
7.83%, 12/04/23 (a)	350	372
USIS Merger Sub, Inc.
6.88%, 05/01/25 (a)	670	671
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	1,215	1,215
		122,963
Energy 5.8%
Buckeye Partners, L.P.
3.95%, 12/01/26	438	428
Callon Petroleum Company
9.00%, 04/01/25 (a)	861	915
Cenovus Energy Inc.
5.38%, 07/15/25	854	901
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	1,100	1,171
5.88%, 03/31/25	2,849	3,015
CNX Resources Corporation
7.25%, 03/14/27 (a)	713	752
Continental Resources, Inc.
4.50%, 04/15/23	1,091	1,106
3.80%, 06/01/24	858	863
2.27%, 11/15/26 (a)	861	806
Coterra Energy Inc.
4.38%, 06/01/24 (a)	1,037	1,058
CrownRock, L.P.
5.63%, 10/15/25 (a)	1,480	1,508
Devon Energy Corporation
8.25%, 08/01/23	800	849
5.25%, 09/15/24 - 10/15/27	2,469	2,565
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	990	1,031
Energy Transfer LP
4.25%, 03/15/23	667	674
Enviva Partners, LP
6.50%, 01/15/26 (a)	734	755
EQT Corporation
6.63%, 02/01/25 (e) (g)	196	207
3.13%, 05/15/26 (a)	403	391
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	1,000	1,003
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	369	350
Greenko Mauritius
6.25%, 02/21/23 (a)	200	202
Laredo Petroleum, Inc.
9.50%, 01/15/25	1,766	1,843
Lukoil Capital Designated Activity Company
2.80%, 04/26/27 (a)	300	159
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	1,539	1,437
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	940	957
Matador Resources Company
5.88%, 09/15/26	1,367	1,393
MEG Energy Corp.
6.50%, 01/15/25 (a)	809	822
Murphy Oil Corporation
6.88%, 08/15/24	266	269
Newfield Exploration Co.
5.63%, 07/01/24	1,050	1,104
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	750	784
Oasis Petroleum Inc.
6.38%, 06/01/26 (a)	595	612
Occidental Petroleum Corporation
6.95%, 07/01/24	300	322
5.55%, 03/15/26	1,386	1,473
Oceaneering International, Inc.
4.65%, 11/15/24	770	760
Parsley Energy, LLC
5.63%, 10/15/27 (a)	1,055	1,082
PDC Energy, Inc.
6.13%, 09/15/24	161	162
5.75%, 05/15/26	744	754
Petróleos Mexicanos
3.50%, 01/30/23	150	150
4.63%, 09/21/23	1,000	1,009

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
6.88%, 08/04/26	689	722
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,481	1,550
5.88%, 06/30/26	1,000	1,082
SM Energy Company
10.00%, 01/15/25 (a)	725	789
Suncor Energy Inc.
7.88%, 06/15/26	110	128
Targa Resource Corporation
5.88%, 04/15/26 (h)	1,500	1,547
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	800	710
Viper Energy Partners LP
5.38%, 11/01/27 (a)	835	851
Western Midstream Operating, LP
1.84%, (3 Month USD LIBOR + 0.85%), 01/13/23 (c) (g)	906	902
		43,923
Consumer Discretionary 5.1%
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (h)	265	261
Arcos Dorados S.A.
6.63%, 09/27/23 (a)	835	865
5.88%, 04/04/27 (a)	775	792
Carnival Corporation
9.88%, 08/01/27 (a)	646	714
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	736	756
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	687	710
8.13%, 07/01/27 (a)	773	829
Expedia Group, Inc.
3.60%, 12/15/23 (g)	750	755
6.25%, 05/01/25 (a)	672	719
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,349	2,403
General Motors Company
5.40%, 10/02/23	871	902
General Motors Financial Company, Inc.
3.15%, 06/30/22	825	827
2.75%, 06/20/25	1,666	1,620
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	700	714
Hyatt Hotels Corporation
1.30%, 10/01/23 (g)	492	480
1.80%, 10/01/24 (g)	376	362
Hyundai Capital America
2.85%, 11/01/22 (a) (h)	695	697
1.25%, 09/18/23 (a)	1,290	1,257
0.80%, 01/08/24 (a)	497	476
0.88%, 06/14/24 (a)	1,048	991
1.00%, 09/17/24 (a)	309	291
5.88%, 04/07/25 (a)	451	477
1.30%, 01/08/26 (a) (h)	234	214
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (f)	750	734
International Game Technology PLC
6.50%, 02/15/25 (a)	266	279
4.13%, 04/15/26 (a)	405	400
IRB Holding Corp.
6.75%, 02/15/26 (a)	319	325
L Brands, Inc.
9.38%, 07/01/25 (a)	281	321
Lennar Corporation
4.75%, 11/15/22 (e)	558	564
4.88%, 12/15/23	597	612
4.50%, 04/30/24 (h)	2,255	2,312
Mattel, Inc.
3.15%, 03/15/23 (h)	600	599
3.38%, 04/01/26 (a)	212	208
5.88%, 12/15/27 (a)	331	346
MGM Resorts International
6.75%, 05/01/25	430	445
Newell Brands Inc.
4.35%, 04/01/23 (e) (g)	279	282
4.88%, 06/01/25	549	567
4.70%, 04/01/26 (e) (g)	518	521
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	1,098	1,139
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (a)	262	290
Prosus N.V.
3.26%, 01/19/27 (a)	750	685
PVH Corp.
4.63%, 07/10/25 (g)	1,951	1,988
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	1,933	2,124
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	1,060	1,116
Seaworld Entertainment, Inc.
8.75%, 05/01/25 (a)	563	589
Tapestry, Inc.
3.00%, 07/15/22 (g)	1,279	1,280
Travel + Leisure Co.
6.60%, 10/01/25 (e) (g)	228	242
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	536	555
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	200
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	851
5.50%, 03/01/25 (a)	88	88
Yum! Brands, Inc.
7.75%, 04/01/25 (a)	1,022	1,062
		38,836
Utilities 4.8%
Alexander Funding Trust
1.84%, 11/15/23 (a)	1,110	1,079
American Electric Power Company, Inc.
2.03%, 03/15/24	1,169	1,148
Atmos Energy Corporation
0.63%, 03/09/23 (h)	2,811	2,767
Calpine Corporation
5.25%, 06/01/26 (a)	786	792
Centrica PLC
4.00%, 10/16/23 (a)	1,000	1,017
Comision Federal de Electricidad
4.88%, 01/15/24 (a)	1,350	1,378
Dominion Energy, Inc.
1.36%, (3 Month USD LIBOR + 0.53%), 09/15/23 (c)	1,287	1,287
Fells Point Funding Trust
3.05%, 01/31/27 (a)	817	782
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	1,300	1,300
2.05%, 03/01/25	510	488
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	700	703
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	427	437
Monongahela Power Company
4.10%, 04/15/24 (a)	400	406
National Fuel Gas Company
3.75%, 03/01/23	1,000	1,006
5.50%, 01/15/26 (g)	1,205	1,271
NextEra Energy Capital Holdings, Inc.
0.75%, (3 Month USD LIBOR + 0.27%), 02/22/23 (c)	3,200	3,192
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,330
OGE Energy Corp.
0.70%, 05/26/23	117	114
One Gas, Inc.
0.85%, 03/11/23	3,543	3,495
1.36%, (3 Month USD LIBOR + 0.61%), 03/11/23 (c)	194	194
1.10%, 03/11/24	3,552	3,417
Pacific Gas And Electric Company
1.37%, 03/10/23 (h)	766	752
3.15%, 01/01/26	1,527	1,471

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Puget Energy, Inc.
5.63%, 07/15/22	1,250	1,260
3.65%, 05/15/25	1,500	1,505
The AES Corporation
3.30%, 07/15/25 (a)	945	928
TransAlta Corporation
4.50%, 11/15/22	715	718
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	2,133	2,114
		36,351
Industrials 3.5%
Air Lease Corporation
3.00%, 09/15/23	2,000	1,991
Aircastle Limited
4.40%, 09/25/23 (h)	808	811
5.25%, 08/11/25 (a)	964	985
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	490	496
9.75%, 07/15/27 (a)	385	398
American Airlines Group Inc.
5.00%, 06/01/22 (a) (h)	692	692
3.75%, 03/01/25 (a) (h)	865	793
Bombardier Inc.
7.50%, 12/01/24 (a) (h)	950	981
7.13%, 06/15/26 (a)	727	712
CNH Industrial N.V.
4.50%, 08/15/23	147	150
Fluor Corporation
3.50%, 12/15/24 (h)	263	263
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	749	744
Gates Global LLC
6.25%, 01/15/26 (a)	367	368
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	816	862
Howmet Aerospace Inc.
5.13%, 10/01/24	77	80
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	675
Indian Railway Finance Corporation Limited
3.73%, 03/29/24 (d)	224	225
KAR Auction Services, Inc.
5.13%, 06/01/25 (a)	1,169	1,184
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	725
5.50%, 02/15/24 (a)	2,454	2,512
Rassman, Joel H.
4.38%, 04/15/23	202	204
The Boeing Company
4.51%, 05/01/23 (g)	656	667
4.88%, 05/01/25 (g)	1,351	1,395
2.20%, 02/04/26 (g)	1,750	1,655
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	751	756
TransDigm Inc.
8.00%, 12/15/25 (a)	923	963
Triton Container International Limited
0.80%, 08/01/23 (a)	886	858
1.15%, 06/07/24 (a)	199	189
2.05%, 04/15/26 (a)	1,150	1,076
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	1,075	1,130
8.00%, 11/01/26 (a)	696	739
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	937
XPO Logistics, Inc.
6.25%, 05/01/25 (a)	450	465
		26,681
Communication Services 1.9%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	1,400	1,443
Baidu, Inc.
4.38%, 05/14/24	600	611
3.08%, 04/07/25 (h)	400	393
CCO Holdings, LLC
5.50%, 05/01/26 (a)	150	152
5.13%, 05/01/27 (a)	1,001	1,003
Clear Channel International B.V.
6.63%, 08/01/25 (a)	200	205
DISH DBS Corporation
5.88%, 07/15/22	1,468	1,476
Gray Escrow, Inc.
7.00%, 05/15/27 (a)	331	345
iHeartCommunications, Inc.
6.38%, 05/01/26	160	165
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	1,127	1,133
Netflix, Inc.
5.88%, 02/15/25	700	747
3.63%, 06/15/25 (a)	838	841
4.38%, 11/15/26	3,484	3,616
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	224	227
Univision Communications Inc.
5.13%, 02/15/25 (a)	933	934
9.50%, 05/01/25 (a)	195	205
Weibo Corporation
1.25%, 11/15/22 (b)	540	522
3.50%, 07/05/24	650	635
		14,653
Materials 1.9%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a) (h)	713	738
6.13%, 05/15/28 (a)	295	310
Anglo American Capital PLC
4.88%, 05/14/25 (a)	333	343
Arconic Corporation
6.00%, 05/15/25 (a)	282	289
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	750	783
Braskem SA
6.45%, 02/03/24	475	500
CSN Resources S.A.
7.63%, 04/17/26 (a)	351	365
First Quantum Minerals Ltd
7.25%, 04/01/23 (a)	911	911
7.50%, 04/01/25 (a)	725	737
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	170	173
Freeport-McMoRan Inc.
3.88%, 03/15/23	329	333
4.55%, 11/14/24	874	900
5.00%, 09/01/27	500	514
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (a) (e) (g)	727	734
Glencore Funding LLC
1.63%, 04/27/26 (a)	334	309
Kinross Gold Corporation
5.95%, 03/15/24 (h)	694	725
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	361	365
Novelis Corporation
3.25%, 11/15/26 (a)	243	232
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a) (h)	786	737
POSCO Holdings Inc.
2.38%, 11/12/22 (a)	2,000	1,997
Steel Dynamics, Inc.
5.00%, 12/15/26	800	818
Suzano Austria GmbH
5.75%, 07/14/26 (a)	412	441
Vale Overseas Ltd
6.25%, 08/10/26	665	730
		13,984
Information Technology 1.7%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	711	700

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
7.00%, 01/15/26 (a) (h)	1,413	1,440
CA Magnum Holdings
5.38%, 10/31/26 (a)	679	666
Dell International L.L.C.
5.45%, 06/15/23 (g)	497	512
5.85%, 07/15/25 (g)	2,750	2,941
Microchip Technology Incorporated
4.33%, 06/01/23	394	401
2.67%, 09/01/23	648	646
0.97%, 02/15/24	1,710	1,641
4.25%, 09/01/25	631	639
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	355
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	855
SK Hynix Inc.
1.00%, 01/19/24 (a)	498	478
1.50%, 01/19/26 (a)	585	541
VeriSign, Inc.
5.25%, 04/01/25	870	913
		12,728
Consumer Staples 1.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	1,000	1,012
4.00%, 05/01/28 (a)	800	790
BAT Capital Corp.
3.22%, 08/15/24	2,558	2,558
Chobani LLC
7.50%, 04/15/25 (a) (h)	800	774
Coty Inc.
5.00%, 04/15/26 (a)	748	729
FAGE International S.A.
5.63%, 08/15/26 (a) (h)	489	485
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	691	728
NBM US Holdings Inc
7.00%, 05/14/26 (a)	1,000	1,037
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	731	739
Reynolds American Inc.
4.45%, 06/12/25	150	153
U.S. Foods Inc.
6.25%, 04/15/25 (a)	695	715
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	696
		10,416
Real Estate 1.4%
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	340	338
American Tower Corporation
3.65%, 03/15/27	638	637
EPR Properties
4.75%, 12/15/26	467	469
4.50%, 06/01/27	675	669
GLP Financing, LLC
5.25%, 06/01/25	750	772
Hat Holdings I LLC
6.00%, 04/15/25 (a)	847	873
3.38%, 06/15/26 (a)	770	731
iStar Inc.
5.50%, 02/15/26	954	967
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,466	1,491
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	861
Reckson Operating Partnership, L.P.
4.50%, 12/01/22 (h)	750	759
Retail Properties of America, Inc.
4.00%, 03/15/25	338	340
VICI Properties Inc.
3.50%, 02/15/25 (a)	79	78
3.75%, 02/15/27 (a)	498	484
Vornado Realty L.P.
3.50%, 01/15/25 (h)	639	637
2.15%, 06/01/26	311	291
		10,397
Health Care 0.9%
Becton, Dickinson and Company
1.61%, (3 Month USD LIBOR + 1.03%), 06/06/22 (c)	553	554
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	330	326
Centene Corporation
4.25%, 12/15/27	1,293	1,298
Community Health Systems, Inc.
8.00%, 03/15/26 (a)	457	477
GSK Consumer Health, Inc.
3.02%, 03/24/24 (a)	375	375
HCA Inc.
8.36%, 04/15/24	109	118
5.38%, 02/01/25	693	722
5.25%, 04/15/25	754	794
Mylan Inc
3.13%, 01/15/23 (a)	1,192	1,195
Select Medical Corporation
6.25%, 08/15/26 (a)	750	775
		6,634
Financials 0.1%
Barclays PLC
5.20%, 05/12/26	640	667
Total Corporate Bonds And Notes (cost $348,642)		338,233
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.9%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	804
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 1.19%, (1 Month USD LIBOR + 0.80%), 06/15/33 (c)	1,250	1,237
ACREC 2021-FL1 Ltd
Series 2021-A-FL1, 1.26%, (1 Month USD LIBOR + 1.15%), 10/20/36 (c)	2,400	2,363
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.84%, (1 Month USD LIBOR + 1.40%), 01/16/37 (c)	2,730	2,716
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,019
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	1,449	1,450
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	169	170
Series 2019-C-1, 3.36%, 02/18/25	395	398
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	201
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.33%, (3 Month USD LIBOR + 1.05%), 01/28/31 (c)	296	295
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	52	50
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.46%, 09/27/66	1,148	1,068
Angel Oak Mortgage Trust LLC
Series 2021-A1-4, REMIC, 1.04%, 08/25/25 (c)	698	660
Apidos CLO XXIV
Series 2016-A1AL-24A, 1.20%, (3 Month USD LIBOR + 0.95%), 10/21/30 (c)	1,600	1,591
Apidos CLO Xxv Blocker A
Series 2016-A1R-25A, 1.42%, (3 Month USD LIBOR + 1.17%), 10/20/31 (c)	2,510	2,498
Apidos CLO XXXI
Series 2019-A1R-31A, 1.34%, (3 Month USD LIBOR + 1.10%), 04/15/31 (c)	1,700	1,689
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	1,287	1,228
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 1.50%, (SOFR 30-Day Average + 1.45%), 01/16/37 (c)	1,470	1,462

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 1.50%, (1 Month USD LIBOR + 1.10%), 05/15/36 (c)	760	751
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 1.47%, (1 Month USD LIBOR + 1.07%), 08/15/34 (c)	990	978
ARES L CLO Ltd
Series 2018-AR-50A, 1.29%, (3 Month USD LIBOR + 1.05%), 06/15/32 (c)	1,510	1,499
Ares XLII CLO Ltd.
Series 2017-AR-42A, 1.18%, (3 Month USD LIBOR + 0.92%), 01/24/28 (c)	1,379	1,376
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 06/15/35 (c)	1,150	1,131
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	1,310	1,318
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	289
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	858
Bain Capital Credit
Series 2017-A1R-1A, 1.22%, (3 Month USD LIBOR + 0.97%), 07/20/30 (c)	1,600	1,594
Bain Capital Credit CLO
Series 2020-A1-5A, 1.47%, (3 Month USD LIBOR + 1.22%), 01/20/32 (c)	410	407
Barings CLO Ltd 2019-III
Series 2019-A1R-3A, 1.32%, (3 Month USD LIBOR + 1.07%), 04/21/31 (c)	1,480	1,476
Bayview MSR Opportunity Master Fund Trust
Series 2021-A11-4, REMIC, 0.95%, (SOFR 30-Day Average + 0.85%), 10/25/51 (c)	2,671	2,633
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 1.35%, (1 Month USD LIBOR + 0.96%), 11/15/34 (c)	845	833
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 1.12%, (1 Month USD LIBOR + 0.72%), 03/16/37 (c) (e)	2,060	2,005
Series 2018-C-TALL, REMIC, 1.52%, (1 Month USD LIBOR + 1.12%), 03/16/37 (c) (e)	2,100	2,001
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.40%, (1 Month USD LIBOR + 1.00%), 10/15/37 (c) (e)	77	76
BDS 2018-FL8
Series 2021-A-FL8, 1.06%, (1 Month USD LIBOR + 0.92%), 01/18/36 (c)	1,511	1,490
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 1.54%, (1 Month USD LIBOR + 1.07%), 06/16/26 (c)	2,230	2,180
Benchmark 2021-B23 Mortgage Trust
Series 2021-A2-B23, REMIC, 1.62%, 01/16/26	185	173
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 1.25%, (3 Month USD LIBOR + 1.00%), 07/20/29 (c)	976	975
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 1.43%, (3 Month USD LIBOR + 1.18%), 01/20/32 (c)	480	478
BFLD Trust
Series 2019-E-DPLO, REMIC, 2.64%, (1 Month USD LIBOR + 2.24%), 10/16/34 (c)	1,900	1,866
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 1.42%, (1 Month USD LIBOR + 0.98%), 08/15/36 (c)	64	63
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 1.23%, (3 Month USD LIBOR + 0.98%), 07/20/29 (c)	3,000	2,984
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	197	199
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 1.55%, (1 Month USD LIBOR + 1.15%), 05/15/29 (c)	147	146
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 1.72%, (1 Month USD LIBOR + 1.32%), 12/15/38 (c)	1,540	1,518
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	640
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 1.70%, (1 Month USD LIBOR + 1.30%), 04/17/34 (c)	3,462	3,397
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 1.32%, (1 Month USD LIBOR + 0.92%), 10/15/36 (c)	250	249
Series 2019-B-XL, REMIC, 1.48%, (1 Month USD LIBOR + 1.08%), 10/15/36 (c)	218	217
Series 2019-C-XL, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 10/15/36 (c)	170	168
Series 2019-D-XL, REMIC, 1.85%, (1 Month USD LIBOR + 1.45%), 10/15/36 (c)	3,165	3,135
Series 2019-F-XL, REMIC, 2.40%, (1 Month USD LIBOR + 2.00%), 10/15/36 (c)	213	209
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 1.04%, 11/15/38 (c)	1,560	1,536
Series 2021-D-ACNT, REMIC, 2.04%, 11/15/38 (c)	660	650
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 1.09%, (1 Month USD LIBOR + 0.69%), 10/16/23 (c)	1,532	1,500
BX Trust
Series 2021-A-MFM1, REMIC, 1.10%, (1 Month USD LIBOR + 0.70%), 01/17/23 (c)	700	685
Series 2021-E-ARIA, REMIC, 2.64%, (1 Month USD LIBOR + 2.25%), 10/15/26 (c)	2,620	2,551
Series 2017-F-SLCT, REMIC, 4.65%, (1 Month USD LIBOR + 4.25%), 07/15/34 (c) (e)	3,400	3,333
Series 2018-A-GW, REMIC, 1.20%, (1 Month USD LIBOR + 0.80%), 05/15/37 (c) (e)	2,890	2,853
Series 2022-A-LBA6, REMIC, 1.05%, (1 Month Term SOFR + 1.00%), 01/18/39 (c)	3,840	3,787
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 1.05%, (1 Month USD LIBOR + 0.65%), 08/17/26 (c)	1,850	1,799
Series 2021-B-FILM, REMIC, 1.30%, (1 Month USD LIBOR + 0.90%), 08/17/26 (c)	530	511
Capital One Multi-Asset Execution Trust
Series 2019-A2-A2, 1.72%, 08/15/22	613	614
Capital One Prime Auto Receivables Trust 2021-1
Series 2021-A2-1, 0.32%, 04/17/23	925	917
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 1.23%, (3 Month USD LIBOR + 0.98%), 07/21/31 (c)	1,010	1,005
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 1.30%, (3 Month USD LIBOR + 1.05%), 07/21/31 (c)	2,000	1,990
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 1.15%, (3 Month USD LIBOR + 0.90%), 07/20/29 (c)	360	358
Carlyle US CLO 2019-1 Ltd.
Series 2019-A1AR-1A, 1.33%, (3 Month USD LIBOR + 1.08%), 04/21/31 (c)	1,600	1,588
CarMax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,878
Series 2020-A3-2, 1.70%, 11/15/24	16	16
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	919
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	812
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	242	236
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	518	512
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.08%, 06/10/25	2,275	2,263
Cedar Funding Ltd
Series 2021-A-14A, 1.34%, (3 Month USD LIBOR + 1.10%), 07/15/33 (c)	1,220	1,210
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 1.35%, (3 Month USD LIBOR + 1.10%), 10/20/32 (c)	1,400	1,386

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 1.56%, (3 Month USD LIBOR + 1.05%), 06/01/32 (c)	1,440	1,431
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,894	2,649
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.80%, (1 Month USD LIBOR + 1.40%), 11/15/36 (c) (e)	810	806
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.33%, (1 Month USD LIBOR + 0.93%), 11/17/36 (c) (e)	600	598
CIFC Funding Ltd.
Series 2013-A1L2-2A, 1.24%, (3 Month USD LIBOR + 1.00%), 10/18/30 (c)	1,400	1,395
Series 2014-A1R2-1A, 1.34%, (3 Month USD LIBOR + 1.10%), 01/31/31 (c)	250	249
Series 2021-A-4A, 1.29%, (3 Month USD LIBOR + 1.05%), 07/15/33 (c)	2,000	1,991
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 0.98%, 02/18/53 (c)	34,841	2,141
Citigroup Inc.
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (c)	150	150
Comenity Bank
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,361
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	483
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	410
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.61%, 08/12/24 (c)	700	698
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	381	380
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	354
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	425
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	396	394
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	334
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	403
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	306
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	679	679
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	580
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (e)	206	204
Series 2019-A-ICE4, REMIC, 1.38%, (1 Month USD LIBOR + 0.98%), 05/15/36 (c)	800	793
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (e)	143	138
CSMC 2021-ADV
Series 2021-A-ADV, 1.80%, (1 Month USD LIBOR + 1.40%), 07/15/38 (c)	510	502
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (c)	157	148
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (e)	1,270	1,217
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (c)	412	391
CSMC 2021-NQM6 Trust
Series 2021-A1-NQM6, REMIC, 1.17%, 09/25/25 (c)	1,705	1,611
Series 2021-A2-NQM6, REMIC, 1.38%, 09/25/25 (c)	1,116	1,049
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 11/25/66 (c)	979	945
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, 1.40%, 10/10/39 (c)	1,070	1,057
Series 2021-C-W52, 2.30%, 10/10/39 (c)	2,010	1,976
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.48%, (1 Month USD LIBOR + 1.03%), 12/19/25 (c)	850	841
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	1,629	1,546
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	459
Dell Equipment Finance Trust 2021-2
Series 2021-A2-2, 0.33%, 06/22/23	785	776
Drive Auto Receivables Trust 2018-2
Series 2018-D-2, 4.14%, 08/15/24	22	22
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	529
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, 4.09%, 06/15/26	490	495
Drive Auto Receivables Trust 2020-2
Series 2020-B-2, 1.42%, 12/15/22	1,545	1,544
Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, REMIC, 0.36%, 05/15/24	544	543
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,065
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 1.10%, (3 Month USD LIBOR + 0.98%), 04/15/28 (c)	1,700	1,697
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 1.36%, (3 Month USD LIBOR + 1.12%), 01/15/31 (c)	530	527
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 1.26%, (3 Month USD LIBOR + 1.02%), 04/15/31 (c)	1,600	1,594
Dryden 72 CLO Ltd
Series 2019-AR-72A, 1.59%, (3 Month USD LIBOR + 1.08%), 05/17/32 (c)	1,130	1,122
DSC Floorplan Master Owner Trust
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,400
Ellington Financial Mortgage Trust
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (c)	71	69
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (c)	344	329
Elmwood CLO X Ltd
Series 2021-A-3A, 1.29%, (3 Month USD LIBOR + 1.04%), 10/20/34 (c)	1,570	1,560
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-D-ELP, REMIC, 1.92%, (1 Month USD LIBOR + 1.52%), 11/15/38 (c)	580	567
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	231	227
EQUS 2021-EQAZ Mortgage Trust
Series 2021-B-EQAZ, REMIC, 1.29%, 10/15/38 (c)	620	605
Series 2021-C-EQAZ, REMIC, 1.54%, 10/15/38 (c)	1,950	1,901
Series 2021-D-EQAZ, REMIC, 1.84%, 10/15/38 (c)	940	914
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	143	144
Exeter Automobile Receivables Trust 2021-2
Series 2021-A2-2A, 0.27%, 01/16/24	2	2
Series 2021-C-2A, 0.98%, 06/15/26	375	364
Series 2021-D-2A, 1.40%, 04/15/27	655	623
Exeter Automobile Receivables Trust 2021-3
Series 2021-A2-3A, 0.34%, 01/16/24	312	312
Series 2021-D-3A, 1.55%, 06/15/27	760	721
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	44	45
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	980
Ford Credit Auto Lease Trust 2021-A
Series 2021-A2-A, 0.19%, 07/15/22	225	225
Series 2021-A3-A, 0.26%, 02/15/23	657	652

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2021-A4-A, 0.30%, 04/15/23	1,109	1,091
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,705
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (e)	175	177
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (e)	524	530
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	436
Ford Credit Auto Owner Trust 2021-A
Series 2021-A2-A, 0.17%, 08/15/22	365	364
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-A-1, 1.37%, 04/15/26	900	836
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 1.21%, (3 Month USD LIBOR + 0.95%), 07/24/30 (c)	600	597
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 1.13%, (3 Month USD LIBOR + 0.87%), 04/24/29 (c)	1,600	1,595
GLS Auto Receivables Trust 2021-3
Series 2021-A-3A, 0.42%, 05/15/23	1,118	1,106
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	55	55
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	694
GM Financial Automobile Leasing Trust 2021-1
Series 2021-A2-1, 0.17%, 07/20/22	342	341
Series 2021-A3-1, 0.26%, 04/20/23	904	895
GM Financial Consumer Automobile Receivables Trust
Series 2021-A2-1, 0.23%, 08/16/22	96	96
Series 2021-A3-1, 0.35%, 05/16/24	380	373
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,166	1,148
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	271
GPMT Ltd
Series 2019-A-FL2, 1.75%, (1 Month USD LIBOR + 1.30%), 06/15/23 (c)	140	138
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.43%, (1 Month USD LIBOR + 1.03%), 12/15/36 (c) (e)	1,700	1,678
Series 2019-B-WOLF, REMIC, 1.73%, (1 Month USD LIBOR + 1.33%), 12/15/36 (c) (e)	45	44
Series 2019-C-WOLF, REMIC, 2.03%, (1 Month USD LIBOR + 1.63%), 12/15/36 (c) (e)	1,600	1,568
Series 2019-E-WOLF, REMIC, 3.13%, (1 Month USD LIBOR + 2.73%), 12/15/36 (c) (e)	1,515	1,450
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 1.21%, (1 Month USD LIBOR + 1.02%), 07/15/39 (c)	1,140	1,122
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.43%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	250	249
GS Mortgage Securities Corp II
Series 2021-A-ARDN, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 11/15/23 (c)	2,730	2,704
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.55%, (1 Month USD LIBOR + 1.15%), 08/16/32 (c) (e)	100	99
Series 2019-B-BOCA, 1.90%, (1 Month USD LIBOR + 1.50%), 06/15/38 (c)	500	494
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 07/16/35 (c) (e)	3,838	3,798
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-B-70P, 1.72%, (1 Month USD LIBOR + 1.32%), 10/15/36 (c) (e)	360	355
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	290
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.55%, (1 Month USD LIBOR + 1.15%), 06/15/23 (c)	650	639
Series 2021-H-ROSS, REMIC, 6.30%, (1 Month USD LIBOR + 5.90%), 06/15/23 (c)	750	723
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	399
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	362
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	349
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.14%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	22	22
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,073
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,132
HGI CRE CLO 2021-FL2 Ltd
Series 2021-A-FL2, 1.45%, (1 Month USD LIBOR + 1.00%), 09/19/36 (c) (e)	1,940	1,913
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	176	175
Series 2020-A4-2, 1.09%, 08/15/23	535	523
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	298
Honda Auto Receivables 2021-1 Owner Trust
Series 2021-A2-1, 0.16%, 08/22/22	246	245
Honda Auto Receivables 2021-2 Owner Trust
Series 2021-A2-2, 0.17%, 11/15/22	1,140	1,135
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 1.55%, (1 Month USD LIBOR + 1.15%), 10/16/23 (c)	3,940	3,888
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 1.40%, (1 Month USD LIBOR + 1.00%), 11/17/36 (c)	316	311
Hyundai Auto Lease Securitization Trust 2021-A
Series 2021-A2-A, 0.25%, 07/15/22	118	118
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AFL-WPT, REMIC, 1.24%, (1 Month USD LIBOR + 0.95%), 07/07/23 (c) (e)	692	683
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	817
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	54
Series 2021-B-1440, REMIC, 2.15%, (1 Month USD LIBOR + 1.75%), 03/15/24 (c)	2,000	1,955
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	661
Series 2020-B-ACE, REMIC, 3.64%, 01/10/25	150	144
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	3,226
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	570
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	448
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	410
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	116
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (c)	500	484
Kayne CLO I Ltd
Series 2018-AR-1A, 1.22%, (3 Month USD LIBOR + 0.98%), 07/15/31 (c)	800	793
Kayne CLO II Ltd
Series 2018-AR-2A, 1.32%, (3 Month USD LIBOR + 1.08%), 10/15/31 (c)	620	616
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	371	375

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
KKR Clo 24 Ltd
Series A1R-24, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/32 (c)	1,620	1,608
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 0.95%, (1 Month USD LIBOR + 0.55%), 12/15/25 (c)	407	399
KNDR Trust
Series 2021-A-KIND, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 08/15/26 (c)	1,020	1,011
KREF
Series 2021-A-FL2, 1.16%, (1 Month USD LIBOR + 1.07%), 02/17/39 (c) (e)	1,520	1,494
Series 2021-AS-FL2, 1.42%, (1 Month USD LIBOR + 1.30%), 02/17/39 (c) (e)	1,520	1,487
Lendmark Funding Trust
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,544
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 1.61%, (1 Month USD LIBOR + 1.17%), 06/15/39 (c)	860	851
Series 2021-B-FL1, 2.19%, (1 Month USD LIBOR + 1.75%), 06/15/39 (c)	1,360	1,342
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 1.10%, (1 Month USD LIBOR + 0.70%), 03/15/23 (c)	3,342	3,267
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 2.40%, (1 Month USD LIBOR + 2.00%), 03/15/24 (c)	2,310	2,279
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 1.60%, (SOFR 30-Day Average + 1.55%), 01/21/37 (c)	1,620	1,620
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.56%, (SOFR 30-Day Average + 1.51%), 09/15/34 (c)	40	39
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 1.16%, (3 Month USD LIBOR + 0.90%), 07/23/29 (c)	1,974	1,967
Magnetite XXIX, Limited
Series 2021-A-29A, 1.23%, (3 Month USD LIBOR + 0.99%), 01/17/34 (c)	520	516
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	795	725
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A2-A, 0.18%, 03/15/23	57	57
Series 2021-A3-A, 0.25%, 01/16/24	437	433
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-AS-FL6, 1.92%, (1 Month USD LIBOR + 1.45%), 07/18/36 (c)	830	815
Series 2021-A-FL7, 1.55%, (1 Month USD LIBOR + 1.08%), 10/20/36 (c)	980	965
Series 2021-AS-FL7, 1.92%, (1 Month USD LIBOR + 1.45%), 10/20/36 (c)	1,190	1,156
Series 2022-A-FL8, 1.41%, (SOFR 30-Day Average + 1.35%), 02/19/37 (c)	2,800	2,789
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	325
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	370
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	447
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	372	370
Mortgage Repurchase Agreement Financing Trust
Series 2021-A1-S1, REMIC, 0.82%, (1 Month USD LIBOR + 0.50%), 09/10/22 (c)	2,700	2,693
Mountain View CLO X Ltd
Series 2015-AR-10A, 1.06%, (3 Month USD LIBOR + 0.82%), 10/13/27 (c)	190	189
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 1.45%, 03/15/24 (c)	1,930	1,921
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.79%, 11/17/22 (c)	1,000	1,003
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	388	378
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,601	1,521
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	1,179	1,097
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,400	1,357
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	666	626
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	880	815
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 1.23%, (3 Month USD LIBOR + 0.97%), 07/25/30 (c)	300	298
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	341
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A-1290, REMIC, 1.20%, (1 Month USD LIBOR + 1.10%), 12/15/38 (c)	2,350	2,323
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 1.29%, (3 Month USD LIBOR + 1.04%), 07/20/32 (c)	1,940	1,919
Octagon Investment Partners Ltd.
Series 2017-A1R-1A, 1.19%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	1,440	1,433
Octagon Investment Partners XIV Ltd.
Series 2012-AARR-1A, 1.07%, (3 Month USD LIBOR + 0.95%), 07/16/29 (c)	470	467
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.26%, (3 Month USD LIBOR + 1.00%), 01/27/31 (c)	250	248
Octagon Investment Partners XXI Ltd.
Series 2014-AAR3-1A, 1.39%, (3 Month USD LIBOR + 1.00%), 02/14/31 (c)	620	614
Octane Receivables Trust 2021-1
Series 2021-A-1A, 0.93%, 03/22/27	382	373
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,452
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 01/15/23 (c)	1,000	985
Series 2020-AJ-1NYP, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 01/15/23 (c)	670	660
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,425
OZLM XVII, Ltd.
Series 2017-A1-17A, 1.50%, (3 Month USD LIBOR + 1.25%), 07/22/30 (c)	1,491	1,487
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	2,072	2,033
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.28%, (3 Month USD LIBOR + 0.80%), 02/22/28 (c)	159	159
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.28%, (3 Month USD LIBOR + 1.03%), 07/20/29 (c)	460	459
PFP 2019-6, Ltd.
Series 2019-A-6, 1.48%, (1 Month USD LIBOR + 1.05%), 04/16/37 (c) (e)	330	327
PFP 2021-7, Ltd.
Series 2021-A-7, 0.98%, (1 Month USD LIBOR + 0.85%), 04/16/38 (c)	1,337	1,317
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	975
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,381
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 1.41%, (1 Month USD LIBOR + 0.95%), 07/25/36 (c)	1,000	981
Romark CLO Ltd
Series 2017-A2R-1A, REMIC, 1.91%, (3 Month USD LIBOR + 1.65%), 10/23/30 (c)	2,220	2,189
Santander Drive Auto Receivables Trust 2018-4
Series 2018-D-4, 3.98%, 06/15/23	771	777
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	181	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	610
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	374
Series 2021-D-1, 1.45%, 11/15/24	430	414
Series 2021-C-1, 1.02%, 06/15/27	475	468
Santander Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, 0.28%, 04/15/24	163	163
Series 2021-D-2, 1.35%, 07/15/27	832	799
Santander Drive Auto Receivables Trust 2021-3
Series 2021-A2-3, REMIC, 0.29%, 12/15/22	831	830
Santander Drive Auto Receivables Trust 2022-2
Series 2022-C-2, REMIC, 3.76%, 12/15/26	2,280	2,267
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	1,875	1,825
Santander Retail Auto Lease Trust 2021-C
Series 2021-A2-C, 0.29%, 04/22/24	699	693
Series 2021-A3-C, 0.50%, 03/20/25	905	880
SCF Equipment Leasing 2019-2 LLC
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,476
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	836
Series 2021-B-1A, 1.37%, 08/20/29	1,000	961
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,395	1,365
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 1.34%, (1 Month USD LIBOR + 1.15%), 05/15/28 (c)	680	667
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.90%, (1 Month USD LIBOR + 1.50%), 06/16/31 (c) (e)	696	690
SMB Private Education Loan Trust 2021-A
Series 2021-A1-A, 0.69%, (1 Month USD LIBOR + 0.50%), 01/15/53 (c)	36	36
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 1.05%, (SOFR 30-Day Average + 1.00%), 01/15/27 (c)	3,840	3,790
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.69%, (3 Month USD LIBOR + 1.45%), 04/16/29 (c)	250	247
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	783	749
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 1.43%, (3 Month USD LIBOR + 0.96%), 11/18/30 (c)	720	715
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 1.36%, (3 Month USD LIBOR + 1.06%), 01/29/32 (c)	250	248
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (e)	2,600	2,423
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A2-D, 0.23%, 04/15/22	10	10
Series 2020-A3-D, 0.35%, 10/16/23	1,166	1,150
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	21	21
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.31%, (SOFR 30-Day Average + 1.26%), 10/17/34 (c)	847	845
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	391
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,076
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	571	561
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	1,336	1,300
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	274
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,918
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (e)	80	78
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (c)	480	457
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	604	570
Verus Securitization Trust 2021-5
Series 2021-A1-5, REMIC, 1.01%, 09/25/66 (c)	995	920
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	819	789
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	1,623	1,627
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	89	88
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.45%, (1 Month USD LIBOR + 1.05%), 12/15/33 (c)	128	126
Series 2019-D-WBM, REMIC, 2.43%, (1 Month USD LIBOR + 2.03%), 12/15/33 (c)	500	485
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	291	292
Westlake Automobile Receivables Trust 2020-1
Series 2020-B-1A, 1.94%, 04/15/25	3,700	3,704
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 02/15/24	453	453
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	1,491	1,474
Series 2021-C-2A, 0.89%, 07/15/26	665	637
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,152
York CLO-2 Ltd
Series 2015-AR-1A, 1.41%, (3 Month USD LIBOR + 1.15%), 01/22/31 (c)	2,900	2,880
Series 2015-BR-1A, 1.71%, (3 Month USD LIBOR + 1.45%), 01/22/31 (c)	478	473
ZH Trust 2021-2
Series 2021-A-2, REMIC, 2.35%, 04/18/24	2,280	2,240
Total Non-U.S. Government Agency Asset-Backed Securities (cost $322,793)		316,521
SENIOR FLOATING RATE INSTRUMENTS 8.7%
Consumer Discretionary 2.2%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (c)	740	735
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (c)	1,460	1,417
Churchill Downs Incorporated
2017 Term Loan B, 2.21%, (1 Month USD LIBOR + 2.00%), 12/12/24 (c)	745	734
Ford Motor Company
Unsecured Term Loan, 2.20%, (1 Month USD LIBOR + 1.75%), 12/31/22 (c) (i)	1,200	1,185
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.21%, (1 Month USD LIBOR + 2.00%), 11/30/23 (c)	1,150	1,145
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.21%, (1 Month USD LIBOR + 1.75%), 10/25/23 (c)	1,572	1,555
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (c)	254	252
Panera Bread Company
Term Loan A, 2.50%, (1 Month USD LIBOR + 2.25%), 07/18/22 (c)	2,204	2,178
Penn National Gaming, Inc.
2017 Term Loan A, 2.00%, (1 Month USD LIBOR + 1.25%), 10/19/23 (c)	741	733
Scientific Games International, Inc.
2018 Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 08/14/24 (c)	1,956	1,948
Seminole Tribe of Florida
2018 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 07/26/24 (c)	1,835	1,833
Tenneco, Inc.
Term Loan, 1.96%, (3 Month USD LIBOR + 1.75%), 09/29/23 (c)	1,150	1,136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2018 Term Loan B, 3.21%, (1 Month USD LIBOR + 3.00%), 06/18/25 (c)	1,626	1,603
		16,454
Communication Services 1.7%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 12/04/24 (c)	762	755
CenturyLink, Inc.
2020 Term Loan A, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/25 (c) (j)	575	567
2020 Term Loan A, 2.21%, (1 Month USD LIBOR + 2.00%), 01/31/25 (c)	989	976
Charter Communications Operating, LLC
2017 Term Loan A2, 1.71%, (1 Month USD LIBOR + 1.50%), 03/31/23 (c)	810	806
2019 Term Loan B1, 1.96%, (1 Month USD LIBOR + 1.75%), 04/30/25 (c)	3,057	3,042
Comcast Hulu Holdings, LLC
Term Loan A, 1.08%, (3 Month USD LIBOR + 1.00%), 03/15/24 (c) (i)	3,163	3,132
Nexstar Broadcasting, Inc.
Term Loan A5, 1.73%, (1 Month USD LIBOR + 1.50%), 09/19/24 (c)	760	752
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (c) (j)	775	750
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (c)	794	769
2018 2nd Lien Term Loan, 10.00%, (3 Month USD LIBOR + 9.00%), 02/09/24 (c)	775	727
Univision Communications Inc.
Term Loan C5, 0.00%, (3 Month USD LIBOR + 2.75%), 03/15/24 (c) (j)	350	349
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (c)	650	648
		13,273
Information Technology 1.3%
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (c)	1,119	1,110
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (c)	2	2
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.25%, (1 Month USD LIBOR + 2.00%), 11/14/25 (c)	1,150	1,138
Dynatrace LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 08/02/25 (c) (j)	46	45
Global Payments Inc.
2019 Term Loan, 1.58%, (3 Month USD LIBOR + 1.38%), 07/09/24 (c) (i)	1,298	1,284
Moneygram International, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 07/21/26 (c) (j)	1,787	1,781
Tibco Software Inc.
2020 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 07/03/26 (c) (j)	768	763
2020 Term Loan B3, 3.96%, (1 Month USD LIBOR + 3.75%), 07/03/26 (c)	351	348
Vmware, Inc.
3 Year Term Loan, 0.00%, (3 Month USD LIBOR + 0.75%), 09/02/24 (c) (j)	2,000	1,992
3 Year Term Loan, 1.00%, (1 Month USD LIBOR + 0.75%), 09/02/24 (c)	1,479	1,474
		9,937
Real Estate 0.8%
American Tower Corporation
2021 First Lien Delayed Draw Term loan, 1.63%, (1 Month USD LIBOR + 0.25%), 12/08/23 (c) (i)	850	838
Crown Castle International Corporation
2016 Term Loan A, 1.28%, (1 Month USD LIBOR + 1.08%), 06/21/24 (c)	580	578
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 08/15/25 (c) (j)	31	30
2020 Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 08/15/25 (c)	751	739
GLP Capital L.P.
2020 Term Loan A2, 1.95%, (1 Month USD LIBOR + 1.50%), 05/21/23 (c) (i)	710	706
Invitation Homes Operating Partnership LP
2020 Term Loan A, 1.47%, (1 Month USD LIBOR + 1.00%), 01/31/25 (c)	2,920	2,902
		5,793
Industrials 0.8%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (c)	509	515
APi Group DE, Inc.
2021 Incremental Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 10/07/28 (c)	233	230
Clean Harbors Inc.
2017 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 06/28/24 (c)	222	220
Filtration Group Corporation
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 03/27/25 (c)	512	504
Science Applications International Corporation
2020 Incremental Term Loan B, 2.08%, (1 Month USD LIBOR + 1.88%), 03/05/27 (c)	91	90
TransDigm, Inc.
2020 Term Loan F, 2.46%, (1 Month USD LIBOR + 2.25%), 06/09/23 (c)	742	729
Welbilt, Inc.
2018 Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 10/16/25 (c)	1,216	1,204
XPO Logistics, Inc.
2018 Term Loan B, 1.99%, (1 Month USD LIBOR + 1.75%), 02/23/25 (c)	2,324	2,300
		5,792
Financials 0.6%
Asurion LLC
2018 Term Loan B6, 3.33%, (1 Month USD LIBOR + 3.13%), 11/03/23 (c)	1,462	1,451
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (c)	537	528
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 12/01/27 (c)	214	211
Delos Finance Sarl
Term Loan, 0.00%, (3 Month USD LIBOR + 1.75%), 10/06/23 (c) (j)	1,559	1,546
Nielsen Finance LLC
USD Term Loan B4, 2.12%, (1 Month USD LIBOR + 2.00%), 10/04/23 (c)	1,167	1,165
		4,901
Health Care 0.6%
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	1,345	1,336
DaVita, Inc.
2020 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 07/30/26 (c)	1,539	1,525
Humana Inc.
Term Loan, 1.43%, (SOFR 30-Day Average + 1.13%), 10/31/23 (c) (i)	1,601	1,585
		4,446
Materials 0.4%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.97%, (3 Month USD LIBOR + 1.75%), 06/01/24 (c)	1,128	1,116
Flex Acquisition Company, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (c) (j)	775	773
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 1.56%, (3 Month USD LIBOR + 1.25%), 01/17/23 (c) (i)	233	231
5 Year Delayed Draw Term Loan, 1.94%, (3 Month USD LIBOR + 1.63%), 01/17/25 (c) (i)	775	771
		2,891

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Energy 0.2%
Buckeye Partners, L.P.
2021 Term Loan B, 2.48%, (1 Month USD LIBOR + 2.25%), 11/01/26 (c)	1,160	1,151
Cheniere Corpus Christi Holdings, LLC
Delayed Draw Term Loan Tranche 2, 1.96%, (1 Month USD LIBOR + 1.75%), 06/30/24 (c)	819	815
		1,966
Consumer Staples 0.1%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 2.00%), 02/03/24 (c) (j)	775	773
Total Senior Floating Rate Instruments (cost $66,817)		66,226
GOVERNMENT AND AGENCY OBLIGATIONS 3.7%
U.S. Treasury Note 2.2%
Treasury, United States Department of
2.25%, 03/31/24	16,358	16,335
Mortgage-Backed Securities 1.0%
MRA Issuance Trust 2021-8
1.26%, 05/15/22 (c)	7,800	7,785
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series 2022-M1B-DNA1, REMIC, 1.95%, (SOFR 30-Day Average + 1.85%), 01/25/27 (c)	1,380	1,302
Series 2021-M1-HQA3, REMIC, 0.95%, (SOFR 30-Day Average + 0.85%), 09/25/41 (c)	825	804
		2,106
Sovereign 0.2%
Kenya, Government of
6.88%, 06/24/24 (a)	800	802
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	42	43
Morocco, Kingdom of
4.25%, 12/11/22 (a)	550	556
		1,401
Municipal 0.0%
Illinois, State of
4.95%, 06/01/23	252	256
JFK International Air Terminal LLC
1.61%, 12/01/22	55	55
		311
Total Government And Agency Obligations (cost $28,084)		27,938
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (k) (l)	8,177	8,177
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.23% (k) (l)	7,723	7,723
Total Short Term Investments (cost $15,900)		15,900
Total Investments 101.2% (cost $782,236)		764,818
Other Derivative Instruments 0.0%		200
Other Assets and Liabilities, Net (1.2)%		(9,457)
Total Net Assets 100.0%		755,561

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $168,325 and 22.3% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(h) All or a portion of the security was on loan as of March 31, 2022.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Danske Bank A/S, 4.30%, 04/01/28	03/28/22	475	479	0.1
Indian Railway Finance Corporation Limited, 3.73%, 03/29/24	10/06/21	234	225	—
ING Groep N.V., 4.70%, 03/22/28	12/15/21	545	534	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	2,031	1,938	0.2
		3,285	3,176	0.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,346	July 2022	288,591	206	(3,345)

Short Contracts
United States 5 Year Note	(40)	July 2022	(4,696)	(6)	109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	338,233	—	338,233
Non-U.S. Government Agency Asset-Backed Securities	—	316,521	—	316,521
Senior Floating Rate Instruments	—	56,494	9,732	66,226
Government And Agency Obligations	—	27,938	—	27,938
Short Term Investments	15,900	—	—	15,900
	15,900	739,186	9,732	764,818
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	109	—	—	109
	109	—	—	109
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,345)	—	—	(3,345)
	(3,345)	—	—	(3,345)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.8%
Communication Services 96.9%
Activision Blizzard, Inc. (a)	54	4,289
Advantage Solutions, Inc. - Class A (a) (b)	7	42
Alphabet Inc. - Class A (a)	21	57,510
Alphabet Inc. - Class C (a)	19	53,335
Altice USA, Inc. - Class A (a)	16	194
AMC Entertainment Holdings, Inc. - Class A (a) (b)	35	873
AT&T Inc.	491	11,601
Cable One, Inc.	—	502
Cardlytics, Inc. (a)	2	124
Cargurus Inc. - Class A (a)	6	256
Charter Communications, Inc. - Class A (a)	8	4,469
Cinemark Holdings, Inc. (a)	7	123
Cogent Communications Group, Inc. (a)	3	192
Comcast Corporation - Class A (a)	311	14,562
Discovery, Inc. - Series A (a) (b)	12	288
Discovery, Inc. - Series C (a)	21	523
Dish Network Corporation - Class A (a)	17	544
Electronic Arts Inc.	19	2,447
Facebook, Inc. - Class A (a)	159	35,300
Fox Corporation - Class A (a)	22	856
Fox Corporation - Class B (a)	10	362
Frontier Communications Parent, Inc. (a)	14	396
fuboTV Inc. (a) (b)	10	68
Globalstar, Inc. (a) (b)	48	70
IAC/Interactive Corp. (a)	6	580
iHeartMedia, Inc. - Class A (a)	8	146
Interpublic Group of Cos. Inc.	27	958
Iridium Communications Inc. (a)	9	365
John Wiley & Sons Inc. - Class A	3	156
Liberty Broadband Corp. - Series A (a)	2	207
Liberty Broadband Corp. - Series C (a)	10	1,317
Liberty Latin America Ltd. - Class A (a)	3	28
Liberty Latin America Ltd. - Class C (a)	11	103
Liberty Media Corporation - Series A (a)	2	97
Liberty Media Corporation - Series C (a)	14	981
Liberty SiriusXM Group - Series A (a)	5	246
Liberty SiriusXM Group - Series C (a)	11	498
Lions Gate Entertainment Corp. - Class A (a)	4	65
Lions Gate Entertainment Corp. - Class B (a)	8	127
Live Nation Entertainment, Inc. (a)	9	1,094
Lumen Technologies Inc.	64	717
Magnite, Inc. (a)	8	109
Match Group Holdings II, LLC (a)	19	2,118
Netflix, Inc. (a)	31	11,434
New York Times Co. - Class A	11	525
News Corporation - Class A (a)	27	595
News Corporation - Class B (a)	8	189
Nexstar Media Group, Inc. - Class A (a)	3	528
Omnicom Group Inc.	14	1,223
Pinterest, Inc. - Class A (a)	39	962
Playtika Holding Corp. (a)	7	133
Roku Inc. - Class A (a)	8	1,013
Sirius XM Holdings Inc. (a) (b)	62	412
Skillz Inc. - Class A (a) (b)	19	57
Snap Inc. - Class A (a)	74	2,678
Take-Two Interactive Software Inc. (a)	8	1,221
TechTarget, Inc. (a)	2	144
TEGNA Inc.	15	340
The Madison Square Garden Company - Class A (a)	1	212
T-Mobile US, Inc. (a)	40	5,180
Twitter, Inc. (a)	55	2,129
Verizon Communications Inc.	289	14,702
ViacomCBS Inc. - Class A (a) (b)	1	27
ViacomCBS Inc. - Class B (a)	42	1,579
Vonage Holdings Corp. (a)	17	352
Walt Disney Co. (a)	125	17,168
Warner Music Group Corp. - Class A (a)	8	301
World Wrestling Entertainment, Inc. - Class A	3	188
Yelp Inc. (a)	5	160
Zillow Group, Inc. - Class A (a)	3	121
Zillow Group, Inc. - Class C (a)	11	566
Zynga Inc. - Class A (a)	73	678
		263,655
Consumer Discretionary 2.0%
Airbnb, Inc. - Class A (a)	24	4,094
Doordash, Inc. - Class A (a)	11	1,307
Shutterstock Inc.	2	148
		5,549
Information Technology 0.9%
InterDigital Communications, Inc. (a)	2	138
J2 Cloud Services, LLC (a)	3	319
Twilio Inc. - Class A (a)	12	1,910
		2,367
Industrials 0.0%
Cimpress Public Limited Company (a)	1	82
Total Common Stocks (cost $251,285)		271,653
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	1,494	1,494
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (c) (d)	545	545
Total Short Term Investments (cost $2,039)		2,039
Total Investments 100.5% (cost $253,324)		273,692
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.5)%		(1,468)
Total Net Assets 100.0%		272,208

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	10	June 2022	869	(16)	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	271,653	—	—	271,653
Short Term Investments	2,039	—	—	2,039
	273,692	—	—	273,692
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	32	—	—	32
	32	—	—	32

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.5%
Consumer Discretionary 92.7%
Abercrombie & Fitch Co. - Class A (a)	21	686
Academy, Ltd. (a)	32	1,279
Acushnet Holdings Corp.	12	495
Adient Public Limited Company (a)	34	1,382
Advance Auto Parts, Inc.	22	4,608
Amazon.com, Inc. (a)	106	346,640
American Eagle Outfitters, Inc. (b)	57	961
Aptiv PLC (a)	97	11,623
Aramark	93	3,504
Asbury Automotive Group, Inc. (a)	8	1,301
Autoliv, Inc.	28	2,126
AutoNation, Inc. (a)	14	1,410
AutoZone, Inc. (a)	7	15,167
Bath & Body Works, Inc.	93	4,439
Best Buy Co., Inc.	78	7,049
Boot Barn Holdings, Inc. (a)	11	1,020
BorgWarner Inc.	86	3,339
Boyd Gaming Corporation (a)	30	1,966
Bright Horizons Family Solutions Inc. (a)	22	2,853
Brunswick Corp.	27	2,211
Burlington Stores Inc. (a)	24	4,367
Caesars Entertainment, Inc. (a)	77	5,951
Callaway Golf Co. (a)	42	990
Capri Holdings Limited (a)	54	2,748
CarMax Inc. (a)	58	5,593
Carnival Plc (a) (b)	291	5,888
Carter's Inc.	15	1,348
Carvana Co. - Class A (a)	30	3,627
Century Communities Inc.	10	560
Cheesecake Factory Inc. (a)	18	706
Chewy, Inc. - Class A (a) (b)	32	1,302
Chipotle Mexican Grill Inc. (a)	10	15,918
Choice Hotels International Inc.	12	1,664
Churchill Downs Inc. (a)	12	2,717
Columbia Sportswear Co. (a)	13	1,164
Cracker Barrel Old Country Store, Inc. (a)	8	973
Crocs Inc. (a)	21	1,626
D.R. Horton, Inc.	115	8,595
Dana Holding Corp.	53	936
Darden Restaurants Inc.	46	6,071
Deckers Outdoor Corp. (a)	10	2,670
Dick's Sporting Goods Inc. (b)	23	2,288
Dillard's Inc. - Class A (b)	1	379
Domino's Pizza, Inc.	13	5,322
Dorman Products Inc. (a)	10	973
Draftkings Inc. - Class A (a) (b)	118	2,296
Dutch Bros Inc. - Class A (a) (b)	9	495
eBay Inc. (a)	224	12,811
ETSY, Inc. (a)	45	5,641
Faraday Future Intelligent Electric Inc. (a) (b)	66	327
Fisker Group Inc. - Class A (a) (b)	49	630
Five Below, Inc. (a)	20	3,214
Floor & Decor Holdings Inc. - Class A (a)	38	3,076
Foot Locker, Inc.	32	939
Ford Motor Company	1,412	23,876
Fox Factory Holding Corp. (a)	15	1,450
Frontdoor, Inc. (a)	30	900
GameStop Corp. - Class A (a) (b)	22	3,670
Gap Inc.	74	1,044
General Motors Company (a)	520	22,753
Gentex Corp. (a)	84	2,441
Gentherm Incorporated (a)	12	883
Genuine Parts Co.	51	6,443
Group 1 Automotive Inc.	6	1,045
H & R Block, Inc.	58	1,500
Hanesbrands Inc.	123	1,835
Harley-Davidson, Inc.	56	2,208
Hasbro, Inc. (a) (b)	47	3,837
Hilton Grand Vacations Inc. (a)	32	1,687
Hilton Worldwide Holdings Inc. (a)	100	15,127
Hyatt Hotels Corp. - Class A (a)	18	1,733
iRobot Corp. (a) (b)	10	605
Jack in the Box Inc. (a)	8	717
KB Home	32	1,027
Kohl's Corporation	50	3,016
Kontoor Brands, Inc.	17	717
Las Vegas Sands Corp. (a)	124	4,825
LCI Industries	9	955
Lear Corporation	21	3,008
Leggett & Platt Inc.	48	1,681
Lennar Corporation - Class A	94	7,610
Lennar Corporation - Class B	5	371
Leslie's, Inc. (a)	49	946
Levi Strauss & Co. - Class A	37	725
LGI Homes, Inc. (a)	8	757
Life Time Group Holdings, Inc. (a) (b)	14	206
Lithia Motors Inc. - Class A	11	3,225
LKQ Corporation	96	4,352
Lowe`s Companies, Inc.	241	48,815
Lucid Group, Inc. (a) (b)	201	5,096
Lululemon Athletica Inc. (a)	42	15,399
Macy's, Inc.	106	2,571
Marriott International, Inc. - Class A (a)	98	17,204
Marriott Vacations Worldwide Corporation	15	2,381
Mattel, Inc. (a)	125	2,772
McDonald's Corporation	268	66,214
MDC Holdings Inc.	21	780
Medifast, Inc.	4	711
MercadoLibre S.R.L (a)	17	19,826
Meritage Homes Corporation (a)	14	1,074
MGM Resorts International	135	5,645
Mister Car Wash, Inc. (a) (b)	14	211
Mohawk Industries Inc. (a)	20	2,461
Monro Inc. (a)	12	524
Murphy USA Inc.	8	1,640
National Vision Holdings, Inc. (a)	30	1,326
NIKE, Inc. - Class B	457	61,541
Nordstrom Inc.	40	1,092
Norwegian Cruise Line Holdings Ltd. (a) (b)	150	3,286
NVR, Inc. (a)	1	5,204
Office Depot, Inc. (a)	16	735
O'Reilly Automotive, Inc. (a)	24	16,507
Overstock.com Inc. (a) (b)	15	658
Papa John's International Inc. (a)	11	1,182
Peloton Interactive, Inc. - Class A (a) (b)	110	2,895
Penn National Gaming Inc. (a)	59	2,498
Penske Automotive Group, Inc.	11	1,019
Petco Health And Wellness Company, Inc. - Class A (a) (b)	29	573
Planet Fitness, Inc. - Class A (a)	30	2,541
Polaris Industries Inc.	20	2,131
Pool Corporation (a)	14	6,069
Pulte Homes Inc.	90	3,767
PVH Corp.	25	1,898
Quantumscape Battery, Inc. - Class A (a) (b)	93	1,855
Qurate Retail, Inc. - Series A (a)	133	633
Ralph Lauren Corp. - Class A	16	1,854
Red Rock Resorts, Inc. - Class A (a)	19	907
Revolve Group - Class A (a)	14	745
RH (a)	6	2,003
Rivian Automotive, Inc. - Class A (a) (b)	59	2,947
Ross Stores Inc. (a)	127	11,469
Royal Caribbean Cruises Ltd.	81	6,778
Scientific Games Corporation (a)	35	2,079
Seaworld Entertainment, Inc. (a)	17	1,301
Service Corp. International	59	3,903
Shake Shack Inc. - Class A (a)	14	954
Signet Jewelers Limited	18	1,339
Six Flags Operations Inc.	28	1,206
Skechers U.S.A. Inc. - Class A (a)	50	2,022
Skyline Corp. (a)	19	1,049
Sleep Number Corporation (a)	8	421
Starbucks Corporation (a)	412	37,498
Steven Madden Ltd. (a)	27	1,049
Stitch Fix, Inc. - Class A (a)	27	267
Tapestry Inc.	94	3,474

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Taylor Morrison Home II Corporation - Class A (a)	43	1,159
Tempur Sealy International, Inc.	68	1,902
Terminix Global Holdings, Inc. (a)	43	1,982
Tesla Inc. (a)	300	323,264
Texas Roadhouse Inc. - Class A (a)	25	2,059
The Goodyear Tire & Rubber Company (a)	99	1,413
The Home Depot, Inc.	374	112,008
The Wendy's Company	64	1,400
Thor Industries Inc.	20	1,545
TJX Cos. Inc.	427	25,896
Toll Brothers Inc.	40	1,901
Tractor Supply Co. (a)	41	9,504
Travel + Leisure Co.	31	1,823
TRI Pointe Homes, Inc. (a)	40	805
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19	7,684
Under Armour Inc. - Class A (a)	68	1,163
Under Armour Inc. - Class C (a) (b)	79	1,226
Urban Outfitters Inc. (a)	23	584
Vail Resorts, Inc.	15	3,807
Veoneer, Inc. (a)	37	1,372
VF Corp.	116	6,588
Victoria's Secret & Co. (a)	26	1,353
Vista Outdoor Inc. (a)	21	740
Visteon Corporation (a)	10	1,115
Vroom, Inc. (a)	42	111
Wayfair Inc. - Class A (a) (b)	28	3,094
Whirlpool Corporation	21	3,649
Williams-Sonoma Inc.	26	3,793
Wingstop Inc. (a)	10	1,223
Winnebago Industries Inc.	12	641
Wolverine World Wide, Inc.	29	663
Wyndham Hotels & Resorts, Inc.	33	2,811
Wynn Resorts, Limited (a)	38	2,996
YETI Holdings, Inc. (a)	31	1,864
Yum! Brands, Inc.	104	12,303
		1,594,479
Materials 3.2%
Amcor Plc	538	6,092
AptarGroup, Inc.	23	2,755
Ball Corporation	116	10,427
Berry Global Group, Inc. (a)	49	2,821
Crown Holdings Inc.	45	5,616
Diversey Holdings, Ltd. (a)	18	135
Graphic Packaging Holding Company	103	2,062
Greif Inc. - Class A	10	668
International Paper Company	139	6,421
Packaging Corporation of America	34	5,311
Ranpak Holdings Corp - Class A (a)	15	311
Reynolds Consumer Products LLC	20	578
Reynolds Group Holdings Limited (a)	17	173
Sealed Air Corporation	53	3,540
Silgan Holdings Inc. (a)	31	1,423
Sonoco Products Co.	35	2,175
Westrock Company, Inc.	94	4,442
		54,950
Communication Services 2.7%
Booking Holdings Inc. (a)	15	34,557
Expedia Group, Inc. (a)	54	10,517
TripAdvisor Inc. (a)	36	986
		46,060
Industrials 0.8%
Albany International Corp. - Class A	11	938
Allison Systems, Inc.	38	1,486
Chargepoint Inc. - Class A (a) (b)	60	1,201
Driven Brands Holdings Inc. (a)	18	476
Fortune Brands Home & Security, Inc.	49	3,602
Herman Miller Inc. (a)	27	945
Nikola Subsidiary Corporation (a) (b)	69	734
Proterra Operating Company, Inc. (a) (b)	63	470
Rollins Inc.	82	2,870
Rush Enterprises Inc. - Class A (a)	15	752
		13,474
Financials 0.1%
Cannae Holdings, Inc. (a)	30	727
Consumer Staples 0.0%
Olaplex Holdings, Inc. (a)	28	432
Health Care 0.0%
Figs, Inc. - Class A (a) (b)	14	298
Total Common Stocks (cost $1,164,953)		1,710,420
RIGHTS 0.0%
Dyax Corp. (a) (b) (c)	27	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	16,656	16,656
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (d) (e)	10,974	10,974
Total Short Term Investments (cost $27,630)		27,630
Total Investments 101.1% (cost $1,192,583)		1,738,052
Other Derivative Instruments (0.0)%		(216)
Other Assets and Liabilities, Net (1.1)%		(18,338)
Total Net Assets 100.0%		1,719,498

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	71	June 2022	12,666	(216)	620

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,710,420	—	—	1,710,420
Rights	—	—	2	2
Short Term Investments	27,630	—	—	27,630
	1,738,050	—	2	1,738,052
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	620	—	—	620
	620	—	—	620

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.2%
Consumer Staples 96.0%
Albertsons Companies, Inc. - Class A	20	677
Altria Group, Inc.	213	11,124
Archer-Daniels-Midland Company	67	6,058
Beyond Meat, Inc. (a) (b)	15	710
BJ's Wholesale Club Holdings, Inc. (a)	20	1,369
Boston Beer Co. Inc. - Class A (a)	2	755
Brown-Forman Corp. - Class A	12	726
Brown-Forman Corp. - Class B	25	1,703
Bunge Limited	19	2,062
Campbell Soup Company	30	1,345
Casey's General Stores Inc. (a)	6	1,185
Celsius Holdings, Inc. (a)	11	611
Central Garden & Pet Co. (a)	8	354
Central Garden & Pet Co. - Class A (a)	12	493
Church & Dwight Co. Inc.	31	3,048
Coca-Cola Consolidated Inc. (a)	1	597
Colgate-Palmolive Co.	100	7,564
ConAgra Brands Inc.	64	2,155
Constellation Brands, Inc. - Class A	20	4,624
Costco Wholesale Corporation (a)	51	29,310
Coty Inc. - Class A (a)	76	684
Darling Ingredients Inc. (a)	23	1,809
Dollar General Corporation	28	6,182
Estee Lauder Cos. Inc. - Class A	28	7,495
Flowers Foods Inc.	35	890
Freshpet Inc. (a)	8	848
General Mills, Inc.	73	4,965
Grocery Outlet Holding Corp. (a)	20	659
Hain Celestial Group Inc. (a)	20	681
Herbalife Nutrition Ltd. (a)	20	616
Hershey Co.	18	3,895
Hormel Foods Corp.	38	1,965
Hostess Brands, Inc. - Class A (a)	31	675
Ingredion Inc.	11	979
Inter Parfums Inc. (a)	6	508
J&J Snack Foods Corp. (a)	4	566
JM Smucker Co.	15	1,974
Kellogg Co.	34	2,205
Keurig Dr Pepper Inc. (a)	92	3,483
Kimberly-Clark Corporation	41	5,025
Kraft Heinz Foods Company (a)	89	3,493
Lamb Weston Holdings Inc.	22	1,339
Lancaster Colony Corp. (a)	4	624
McCormick & Company, Incorporated	31	3,144
Molson Coors Beverage Company - Class B	27	1,464
Mondelez International, Inc. - Class A (a)	163	10,213
Monster Beverage 1990 Corporation (a)	47	3,737
National Beverage Corp. (a)	10	449
PepsiCo, Inc. (a)	159	26,609
Performance Food Group, Inc. (a)	24	1,212
Philip Morris International Inc.	179	16,843
Pilgrim's Pride Corporation (a)	19	469
Post Holdings, Inc. (a)	11	764
PriceSmart Inc. (a)	7	531
Procter & Gamble Co.	274	41,891
Sanderson Farms Inc. (a)	4	763
Spectrum Brands Legacy, Inc.	8	713
Sprouts Farmers Market, Inc. (a)	23	722
Sysco Corp.	61	5,020
Target Corporation	56	11,850
The Beauty Health Company - Class A (a)	28	474
The Clorox Company	16	2,271
The Coca-Cola Company	446	27,678
The Duckhorn Portfolio Inc. (a)	21	379
The Kroger Co.	81	4,667
The Simply Good Foods Company (a)	18	678
Tyson Foods Inc. - Class A	37	3,286
United Natural Foods Inc. (a)	15	630
US Foods Holding Corp. (a)	34	1,286
Walmart Inc.	163	24,226
		319,999
Consumer Discretionary 3.1%
Chegg, Inc. (a)	26	932
Coursera, Inc. (a)	27	618
Dollar Tree Inc. (a)	28	4,418
Graham Holdings Co. - Class B	1	583
Grand Canyon Education, Inc. (a)	8	760
Helen of Troy Ltd (a)	4	826
Newell Brands Inc.	57	1,214
Ollie's Bargain Outlet Holdings Inc. (a)	14	620
Udemy, Inc. (a) (b)	29	364
		10,335
Information Technology 0.1%
2U, Inc. (a)	37	495
Total Common Stocks (cost $285,473)		330,829
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (c) (d)	2,186	2,186
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	911	911
Total Short Term Investments (cost $3,097)		3,097
Total Investments 100.1% (cost $288,570)		333,926
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.1)%		(434)
Total Net Assets 100.0%		333,487

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	24	June 2022	1,727	(5)	101

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	330,829	—	—	330,829
Short Term Investments	3,097	—	—	3,097
	333,926	—	—	333,926
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	101	—	—	101
	101	—	—	101

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.0%
Information Technology 21.7%
Apple Inc. (a)	255	44,519
Cisco Systems, Inc. (a)	255	14,217
Intel Corporation (a)	255	12,636
International Business Machines Corporation	255	33,150
Microsoft Corporation (a)	255	78,608
Salesforce.Com, Inc. (a)	255	54,134
Visa Inc. - Class A	255	56,543
		293,807
Health Care 19.0%
Amgen Inc. (a)	255	61,655
Johnson & Johnson	255	45,187
Merck & Co., Inc.	255	20,920
UnitedHealth Group Incorporated	255	130,024
		257,786
Financials 15.7%
American Express Company	254	47,678
JPMorgan Chase & Co.	255	34,757
The Goldman Sachs Group, Inc.	255	84,164
The Travelers Companies, Inc.	255	46,590
		213,189
Industrials 14.3%
3M Company	255	37,959
Caterpillar Inc.	255	56,811
Honeywell International Inc. (a)	255	49,611
The Boeing Company (a)	255	48,826
		193,207
Consumer Discretionary 12.8%
McDonald's Corporation	255	63,047
NIKE, Inc. - Class B	255	34,308
The Home Depot, Inc.	255	76,318
		173,673
Consumer Staples 7.7%
Procter & Gamble Co.	255	38,959
The Coca-Cola Company	255	15,808
Walgreens Boots Alliance, Inc. (a)	255	11,415
Walmart Inc.	255	37,969
		104,151
Communication Services 3.5%
Verizon Communications Inc.	255	12,988
Walt Disney Co. (a)	255	34,971
		47,959
Energy 3.1%
Chevron Corporation	255	41,516
Materials 1.2%
Dow Inc.	255	16,246
Total Common Stocks (cost $861,359)		1,341,534
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (b) (c)	17,153	17,153
Total Short Term Investments (cost $17,153)		17,153
Total Investments 100.3% (cost $878,512)		1,358,687
Other Derivative Instruments (0.0)%		(264)
Other Assets and Liabilities, Net (0.3)%		(3,428)
Total Net Assets 100.0%		1,354,995

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	106	June 2022	17,680	(264)	668

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,341,534	—	—	1,341,534
Short Term Investments	17,153	—	—	17,153
	1,358,687	—	—	1,358,687
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	668	—	—	668
	668	—	—	668

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.3%
Energy 98.6%
Antero Midstream Corporation	452	4,911
Antero Resources Corporation (a)	399	12,168
Apa Corp. (a)	502	20,756
Baker Hughes, a GE Company, LLC - Class A (a)	1,257	45,767
Cactus Inc. - Class A	82	4,648
California Resources Corporation	112	5,019
Callon Petroleum Company (a)	66	3,890
ChampionX Corporation (a)	282	6,892
Cheniere Energy, Inc.	327	45,383
Chesapeake Energy Corporation (a)	143	12,460
Chevron Corporation	2,675	435,647
Clean Energy Fuels Corp. (a)	230	1,829
CNX Resources Corporation (a)	280	5,809
ConocoPhillips	1,807	180,741
Continental Resources Inc. (b)	82	4,998
Coterra Energy Inc	1,128	30,426
Denbury Inc. (a)	70	5,489
Devon Energy Corporation	874	51,671
Diamondback Energy, Inc.	236	32,383
DT Midstream, Inc.	135	7,318
EOG Resources, Inc.	812	96,822
EQT Corporation	414	14,249
Equitrans Midstream Corp.	566	4,773
Exxon Mobil Corporation	5,876	485,286
Halliburton Company	1,247	47,229
Helmerich & Payne Inc.	146	6,252
Hess Corporation	383	40,952
HF Sinclair Corporation (a)	207	8,268
Kinder Morgan, Inc.	2,706	51,180
Magnolia Oil & Gas Corp. - Class A	205	4,849
Marathon Oil Corporation	1,079	27,084
Marathon Petroleum Corporation	804	68,708
Matador Resources Co.	154	8,156
Murphy Oil Corporation	201	8,136
NOV Inc.	548	10,748
Oasis Petroleum Inc. (a)	26	3,789
Occidental Petroleum Corporation	1,231	69,874
ONEOK, Inc.	619	43,715
Ovintiv Canada ULC	361	19,503
PDC Energy, Inc. (a)	136	9,879
Phillips 66	649	56,097
Pioneer Natural Resources Co.	315	78,789
Range Resources Corporation (a)	349	10,592
Reg Biofuels, LLC (a)	70	4,236
Schlumberger Ltd.	1,948	80,463
SM Energy Company	168	6,559
Southwestern Energy Co. (a)	1,555	11,152
Targa Resources Corp.	317	23,918
Texas Pacific Land Corporation	9	11,690
The Williams Companies, Inc.	1,686	56,341
Valaris Limited (a)	91	4,713
Valero Energy Corporation	567	57,617
Whiting Petroleum Corporation	55	4,450
		2,354,274
Utilities 0.4%
National Fuel Gas Company	127	8,721
Materials 0.3%
Valvoline, Inc.	249	7,851
Total Common Stocks (cost $1,701,096)		2,370,846
SHORT TERM INVESTMENTS 0.0%
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	64	64
Total Short Term Investments (cost $64)		64
Total Investments 99.3% (cost $1,701,160)		2,370,910
Other Derivative Instruments (0.0)%		(215)
Other Assets and Liabilities, Net 0.7%		17,521
Total Net Assets 100.0%		2,388,216

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	200	June 2022	15,543	(215)	399

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,370,846	—	—	2,370,846
Short Term Investments	64	—	—	64
	2,370,910	—	—	2,370,910
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	399	—	—	399
	399	—	—	399

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 97.4%
Financials 28.5%
Ameriprise Financial, Inc.	51	15,377
AON Public Limited Company - Class A	37	12,228
Assurant, Inc.	118	21,400
Bank of America Corporation	264	10,902
Berkshire Hathaway Inc. - Class B (a)	93	32,804
Chubb Limited	79	16,950
CME Group Inc. - Class A (a)	33	7,900
Comerica Inc.	154	13,922
Equitable Holdings, Inc.	137	4,237
JPMorgan Chase & Co.	112	15,240
MetLife, Inc.	267	18,798
Morgan Stanley	211	18,445
State Street Corporation	65	5,685
The Charles Schwab Corporation	66	5,528
The Hartford Financial Services Group, Inc.	78	5,572
U.S. Bancorp	209	11,104
Voya Financial, Inc.	167	11,098
		227,190
Health Care 18.2%
AbbVie Inc.	122	19,836
Becton, Dickinson and Company	53	14,006
CVS Health Corporation	102	10,368
Danaher Corporation	35	10,287
Eli Lilly & Co.	48	13,731
Laboratory Corporation of America Holdings (a)	21	5,439
McKesson Corporation	48	14,720
Medtronic Public Limited Company	156	17,318
Merck & Co., Inc.	146	12,020
Organon & Co.	217	7,585
UnitedHealth Group Incorporated	39	19,775
		145,085
Industrials 11.8%
Armstrong World Industries, Inc.	66	5,979
Eaton Corporation Public Limited Company	58	8,759
Howmet Aerospace Inc.	332	11,918
Hubbell Inc.	56	10,297
Ingersoll Rand Inc.	179	9,015
L3Harris Technologies, Inc.	39	9,750
Norfolk Southern Corporation	39	11,145
Northrop Grumman Systems Corp.	15	6,839
Quanta Services, Inc.	67	8,812
Raytheon BBN Technologies Corp.	119	11,807
		94,321
Energy 10.4%
ConocoPhillips	110	10,958
Devon Energy Corporation	122	7,232
EQT Corporation	238	8,188
Exxon Mobil Corporation	168	13,864
Halliburton Company	161	6,094
Hess Corporation	78	8,352
Marathon Petroleum Corporation	223	19,049
Valero Energy Corporation	92	9,362
		83,099
Information Technology 8.9%
Applied Materials, Inc. (a)	48	6,276
Cisco Systems, Inc. (a)	401	22,339
Corning Incorporated	166	6,138
Dolby Laboratories, Inc. - Class A	92	7,178
Hewlett Packard Enterprise Company	722	12,067
Qualcomm Incorporated (a)	73	11,179
SS&C Technologies Holdings, Inc. (a)	79	5,930
		71,107
Utilities 7.7%
Clearway Energy, Inc. - Class C	238	8,677
Constellation Energy Group, Inc. (a)	176	9,882
Exelon Corporation (a)	402	19,139
Nextera Energy Partners, LP (b)	100	8,353
The AES Corporation	321	8,268
Vistra Energy Corp.	297	6,899
		61,218
Communication Services 4.2%
Alphabet Inc. - Class A (a)	6	16,950
Comcast Corporation - Class A (a)	187	8,749
Vodafone Group Public Limited Company - ADR (a) (b)	454	7,540
		33,239
Consumer Discretionary 2.9%
General Motors Company (a)	171	7,484
International Game Technology PLC	553	13,654
Newell Brands Inc.	90	1,918
		23,056
Materials 2.6%
CF Industries Holdings Inc.	112	11,552
Freeport-McMoRan Inc.	184	9,165
		20,717
Consumer Staples 1.5%
British American Tobacco P.L.C. - ADR	136	5,734
PepsiCo, Inc. (a)	35	5,820
		11,554
Real Estate 0.7%
Weyerhaeuser Company	152	5,748
Total Common Stocks (cost $713,888)		776,334
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund, 0.01% (c) (d)	35,591	35,591
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	151	151
Total Short Term Investments (cost $35,742)		35,742
Total Investments 101.9% (cost $749,630)		812,076
Other Assets and Liabilities, Net (1.9)%		(15,508)
Total Net Assets 100.0%		796,568

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	776,334	—	—	776,334
Short Term Investments	35,742	—	—	35,742
	812,076	—	—	812,076

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.3%
Financials 85.4%
Affiliated Managers Group, Inc.	12	1,626
AFLAC Incorporated	170	10,924
Alleghany Corporation (a)	4	3,268
Ally Financial Inc.	95	4,138
American Equity Investment Life Holding Company	23	911
American Express Company	174	32,525
American Financial Group, Inc.	19	2,721
American International Group, Inc.	235	14,738
American National Group, Inc. (a)	4	690
Ameriprise Financial, Inc.	31	9,419
Ameris Bancorp (a)	19	838
AON Public Limited Company - Class A	61	19,779
Apollo Global Management, Inc. (b)	105	6,506
Arch Capital Group Ltd. (a)	109	5,287
Ares Management Corporation - Class A	47	3,860
Arthur J Gallagher & Co.	59	10,292
Artisan Partners Asset Management Inc. - Class A	18	726
Associated Banc-Corp	42	947
Assurant, Inc.	16	2,918
Assured Guaranty Ltd.	20	1,266
Atlantic Union Bank (a)	21	789
AXIS Capital Holdings Limited	22	1,329
Axos Financial, Inc. (a)	15	719
BancFirst Corporation (a)	5	433
Bank of America Corporation	2,010	82,858
Bank of Hawaii Corporation	11	963
Bank OZK (a)	35	1,477
BankUnited, Inc.	24	1,077
Berkshire Hathaway Inc. - Class B (a)	518	182,764
BlackRock, Inc.	40	30,811
Blue Owl Capital Inc. - Class A	95	1,205
BOK Financial Corporation (a)	9	819
Brighthouse Financial, Inc. (a)	22	1,143
Brightsphere Investment Group Inc.	10	246
Brown & Brown Inc.	66	4,807
Cadence Bank, N.A.	54	1,583
Capital One Financial Corporation	117	15,367
Cathay General Bancorp (a)	21	941
Chubb Limited	122	26,054
Cincinnati Financial Corporation	42	5,748
Citigroup Inc.	561	29,965
Citizens Financial Group Inc.	120	5,448
CME Group Inc. - Class A (a)	102	24,174
CNO Financial Group, Inc.	34	842
Cohen & Steers, Inc.	7	597
Columbia Banking System Inc. (a)	22	695
Comerica Inc.	37	3,328
Commerce Bancshares Inc. (a)	31	2,236
Community Bank System Inc.	15	1,045
Credit Acceptance Corp. (a)	2	1,245
Cullen/Frost Bankers Inc.	16	2,222
CVB Financial Corp. (a)	38	882
Discover Financial Services	81	8,974
East West Bancorp, Inc.	40	3,156
Eastern Bankshares, Inc. (a)	48	1,043
Enstar Group Limited (a)	3	899
Equitable Holdings, Inc.	106	3,277
Erie Indemnity Company - Class A (a)	7	1,218
Essent Group Ltd.	31	1,292
Evercore Inc. - Class A	11	1,236
Everest Re Group, Ltd.	11	3,341
FactSet Research Systems Inc.	11	4,658
Federated Investors, Inc. - Class B	28	950
Fidelity National Financial, Inc. - Class A	81	3,933
Fifth Third Bancorp (a)	193	8,322
First American Financial Corporation	31	2,014
First Bancorp.	58	763
First Citizens BancShares, Inc. - Class A (a)	4	2,506
First Financial Bancorp. (a)	26	611
First Financial Bankshares, Inc. (a)	36	1,601
First Hawaiian, Inc. (a)	35	985
First Horizon National Corporation	151	3,555
First Merchants Corporation (a)	15	628
First Republic Bank	51	8,217
FirstCash Holdings, Inc. (a)	11	788
Flagstar Bancorp, Inc.	15	642
FNB Corp.	97	1,211
Focus Financial Partners Inc. - Class A (a)	16	711
Franklin Resources Inc.	79	2,211
Freedom Holding Corp. (a) (c)	5	281
Fulton Financial Corp. (a)	47	775
Genworth Financial, Inc. - Class A (a)	144	543
Glacier Bancorp, Inc. (a)	31	1,544
Globe Life Inc.	26	2,632
Goosehead Insurance, Inc. - Class A (a)	5	431
Green Dot Corporation - Class A (a)	15	427
Hamilton Lane Inc. - Class A (a)	10	762
Hancock Whitney Co. (a)	25	1,285
Hanover Insurance Group Inc.	10	1,509
Hilltop Holdings Inc.	17	495
Hippo Holdings Inc. - Class A (a)	97	194
Home BancShares, Inc.	43	966
Houlihan Lokey Inc. - Class A	14	1,241
Huntington Bancshares Incorporated (a)	407	5,944
Independence Holdings, LLC	31	1,456
Independent Bank Corp. (a)	13	1,104
Independent Bank Group, Inc. (a)	10	728
Interactive Brokers Group, Inc. - Class A (a)	25	1,626
Intercontinental Exchange, Inc.	159	20,991
International Bancshares Corporation (a)	15	636
Invesco Ltd.	96	2,217
Investors Bancorp, Inc. (a)	64	952
Jackson Financial Inc. - Class A (b)	26	1,160
Janus Henderson Group PLC	47	1,653
Jefferies Financial Group Inc.	55	1,792
JPMorgan Chase & Co.	836	113,921
K.K.R. Co., Inc. - Class A	165	9,673
Kemper Corp.	17	957
KeyCorp	262	5,860
Kinsale Capital Group, Inc.	6	1,389
Lemonade, Inc. (a) (c)	12	306
LendingClub Corporation (a)	29	450
LendingTree, Inc. (a)	3	382
Lincoln National Corporation	47	3,079
Live Oak Bancshares, Inc. (a)	9	458
Loews Corp.	56	3,600
LPL Financial Holdings Inc. (a)	23	4,142
M&T Bank Corporation	36	6,176
Markel Corporation (a)	4	5,675
MarketAxess Holdings Inc. (a)	11	3,643
Marsh & McLennan Companies, Inc.	143	24,332
Mercury General Corp.	7	401
MetLife, Inc.	198	13,945
MGIC Investment Corp.	90	1,223
Moelis & Company LLC - Class A	17	805
Moody's Corp.	46	15,431
Morgan Stanley	401	35,036
Morningstar Inc. (a)	7	1,831
Mr. Cooper Group Inc. (a)	21	976
MSCI Inc. - Class A	23	11,560
NASDAQ Inc. (a)	33	5,899
Navient Corporation (a)	46	776
Nelnet, Inc. - Class A	6	501
New York Community Bancorp Inc. - Series A	133	1,421
NMI Holdings Inc. - Class A (a)	24	490
Northern Trust Corp.	59	6,851
Old National Bancorp (a)	84	1,377
Old Republic International Corp.	80	2,080
Open Lending Corporation - Class A (a)	29	547
Pacific Premier Bancorp, Inc. (a)	27	942
PacWest Bancorp (a)	34	1,450
PennyMac Financial Services, Inc.	9	483
People's United Financial Inc. (a)	121	2,422
Pinnacle Financial Partners, Inc. (a)	21	1,975
Popular Inc. (a)	23	1,842
Primerica, Inc.	11	1,524

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Principal Financial Group, Inc. (a)	69	5,049
Progressive Corp.	165	18,838
Prosperity Bancshares Inc.	26	1,805
Prudential Financial Inc.	107	12,631
Radian Group Inc.	50	1,104
Raymond James Financial Inc.	53	5,818
Regions Financial Corporation	266	5,913
Reinsurance Group of America, Incorporated	19	2,080
RenaissanceRe Holdings Ltd	13	2,012
Renasant Corporation (a)	16	529
RLI Corp.	11	1,243
Rocket Companies, Inc. - Class A (a) (c)	36	400
Ryan Specialty Group Holdings, Inc. - Class A (a)	16	639
S&P Global Inc.	100	41,083
Sandy Spring Bancorp Inc. (a)	13	583
SEI Investments Co. (a)	30	1,779
Selective Insurance Group Inc. (a)	17	1,524
SelectQuote, Inc. (a)	40	111
ServisFirst Bancshares, Inc.	14	1,323
Signature Bank	18	5,218
Silvergate Capital Corporation - Class A (a)	8	1,278
Simmons First National Corp. - Class A (a)	33	853
SLM Corporation	82	1,500
SoFi Technologies, Inc. (a) (c)	180	1,700
South State Corp. (a)	22	1,777
State Street Corporation	103	9,016
Stifel Financial Corp.	30	2,008
SVB Financial Group (a)	17	9,294
Synchrony Financial	147	5,131
Synovus Financial Corp.	41	2,016
T. Rowe Price Group, Inc. (a)	65	9,799
Texas Capital Bancshares, Inc. (a)	14	825
TFS Financial Corporation (a)	13	224
The Allstate Corporation	79	10,990
The Bank of New York Mellon Corporation (b)	209	10,383
The Blackstone Group Inc. - Class A	199	25,283
The Carlyle Group, Inc. (a)	39	1,929
The Charles Schwab Corporation	425	35,842
The Goldman Sachs Group, Inc.	96	31,687
The Hartford Financial Services Group, Inc.	95	6,801
The PNC Financial Services Group, Inc.	119	21,907
The Travelers Companies, Inc.	68	12,463
TowneBank (a)	19	560
Tradeweb Markets Inc. - Class A (a)	30	2,602
Triumph Bancorp, Inc. (a)	7	631
Truist Financial Corporation	377	21,403
Trupanion Inc. (a)	10	864
U.S. Bancorp	382	20,297
UMB Financial Corp. (a)	12	1,183
Umpqua Holdings Corp.	62	1,164
United Bankshares Inc. (a)	39	1,351
United Community Banks, Inc. (a)	30	1,035
Unum Group	58	1,822
Upstart Holdings, Inc. (a) (c)	14	1,523
Valley National Bancorp (a)	118	1,539
Virtu Financial Inc. - Class A (a)	23	866
Virtus Partners, Inc. (a)	2	489
Voya Financial, Inc.	31	2,052
W. R. Berkley Corporation	59	3,945
Walker & Dunlop, Inc.	8	1,082
Washington Federal Inc. (a)	18	599
Webster Financial Corp.	51	2,842
Wells Fargo & Company	1,099	53,249
WesBanco Inc. (a)	17	594
Western Alliance Bancorp	30	2,497
White Mountains Insurance Group Ltd	1	962
Willis Towers Watson Public Limited Company	35	8,162
Wintrust Financial Corporation	16	1,500
WSFS Financial Corp. (a)	18	864
Zions Bancorp	43	2,853
		1,436,026
Information Technology 13.9%
ADS Alliance Data Systems, Inc.	14	793
Marathon Digital Holdings, Inc. (a) (c)	29	800
MasterCard Incorporated - Class A	244	87,221
Paypal Holdings, Inc. (a)	329	38,100
The Western Union Company	111	2,088
Visa Inc. - Class A	469	104,003
		233,005
Health Care 0.0%
Corvel Corp. (a)	3	458
Total Common Stocks (cost $1,376,146)		1,669,489
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (b) (d)	10,924	10,924
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (b) (d)	3,321	3,321
Total Short Term Investments (cost $14,245)		14,245
Total Investments 100.1% (cost $1,390,391)		1,683,734
Other Derivative Instruments (0.0)%		(316)
Other Assets and Liabilities, Net (0.1)%		(1,855)
Total Net Assets 100.0%		1,681,563

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	4,265	—	2,926	—	—	(1,339)	—	—
Apollo Global Management, Inc.	—	5,537	359	—	108	1,220	6,506	0.4
Athene Holding Ltd - Class A	2,963	—	1,875	—	—	(1,088)	—	—
Jackson Financial Inc. - Class A	1,019	176	78	14	—	43	1,160	0.1
The Bank of New York Mellon Corporation	11,926	1,306	934	74	74	(1,989)	10,383	0.6
	20,173	7,019	6,172	88	182	(3,153)	18,049	1.1

Effective January 1, 2022, Athene Holding Ltd merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $1,875 and $2,926 of Athene and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management that are included in Purchases.

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	108	June 2022	12,806	(316)	(66)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,669,489	—	—	1,669,489
Short Term Investments	14,245	—	—	14,245
	1,683,734	—	—	1,683,734
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(66)	—	—	(66)
	(66)	—	—	(66)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.0%
10X Genomics, Inc. - Class A (a)	62	4,735
1Life Healthcare, Inc. (a)	119	1,313
Abbott Laboratories	1,178	139,387
AbbVie Inc.	1,178	191,028
ABIOMED, Inc. (a)	30	10,040
Acadia Healthcare Company, Inc. (a)	59	3,892
ACADIA Pharmaceuticals Inc. (a)	78	1,893
Accolade Inc. (a)	38	676
Adagio Therapeutics, Inc. (a) (b)	11	52
AdaptHealth, LLC - Class A (a)	63	1,013
Adaptive Biotechnologies Corporation (a)	75	1,034
Agilent Technologies, Inc.	201	26,642
Agiliti, Inc. (a)	19	407
Agilon Health Management, Inc. (a) (b)	31	778
Agios Pharmaceuticals, Inc. (a) (b)	34	1,000
Align Technology, Inc. (a)	49	21,347
Alignment Healthcare, Inc. (a)	19	214
Alkermes Public Limited Company (a)	106	2,789
Allakos Inc. (a)	24	138
Allogene Therapeutics, Inc. (a)	47	431
Alnylam Pharmaceuticals, Inc. (a)	80	12,982
ALX Oncology Holdings Inc. (a) (b)	14	240
Amedisys, Inc. (a)	22	3,712
AmerisourceBergen Corporation	100	15,488
Amgen Inc. (a)	375	90,713
Amicus Therapeutics, Inc. (a)	168	1,587
AMN Healthcare Services, Inc. (a)	31	3,231
Anthem, Inc.	162	79,403
Apellis Pharmaceuticals, Inc. (a)	53	2,673
Apollo Medical Holdings, Inc. (a) (b) (c)	26	1,269
Arcus Biosciences, Inc. (a)	30	948
Arrowhead Pharmaceuticals Inc (a)	71	3,265
Arvinas Operations, Inc. (a)	30	1,998
AtriCure, Inc. (a)	31	2,026
Axonics Modulation Technologies, Inc. (a)	32	1,977
Baxter International Inc.	333	25,856
Beam Therapeutics Inc. (a)	30	1,717
Becton, Dickinson and Company	191	50,876
BioCryst Pharmaceuticals, Inc. (a)	119	1,934
Biogen Inc. (a)	98	20,678
Biohaven Pharmaceutical Holding Company Ltd. (a)	41	4,851
BioMarin Pharmaceutical Inc. (a)	122	9,421
Bio-Rad Laboratories, Inc. - Class A (a)	14	8,113
Bio-Techne Corporation (a)	26	11,354
Blueprint Medicines Corporation (a)	40	2,548
Boston Scientific Corporation (a)	949	42,032
Bridgebio Pharma, Inc. (a)	76	767
Bristol-Myers Squibb Company	1,453	106,105
Bruker Corp. (a)	67	4,331
Cardinal Health, Inc.	188	10,668
Caredx, Inc. (a)	37	1,372
Catalent Inc. (a)	119	13,239
Centene Corporation (a)	389	32,717
Cerevel Therapeutics Holdings, Inc. - Class A (a)	39	1,370
Cerner Corp. (a)	196	18,333
Certara, Inc. (a)	71	1,530
Change Healthcare Inc. (a)	171	3,729
Charles River Laboratories International Inc. (a)	34	9,544
Chemed Corporation	10	5,178
ChemoCentryx, Inc. (a)	32	792
Cigna Holding Company	215	51,579
Conmed Corp. (a)	19	2,855
Cooper Cos. Inc.	33	13,699
Corcept Therapeutics Inc. (a)	65	1,465
Covetrus, Inc. (a)	72	1,210
CRISPR Therapeutics AG (a) (b)	46	2,864
CVS Health Corporation	875	88,544
Cytek Biosciences, Inc. (a) (b)	8	91
Cytokinetics, Incorporated (a)	55	2,012
Danaher Corporation	424	124,419
DaVita Inc. (a)	43	4,873
Definitive Healthcare Corp. - Class A (a)	20	481
Denali Therapeutics Inc. (a)	64	2,056
Dentsply Sirona Inc.	144	7,108
DexCom Inc. (a)	65	33,023
Doximity, Inc. - Class A (a)	62	3,217
Editas Medicine, Inc. (a)	48	917
Edwards Lifesciences Corporation (a)	416	48,947
Elanco Animal Health (a)	315	8,217
Eli Lilly & Co.	529	151,582
Emergent BioSolutions Inc. (a)	32	1,331
Encompass Health Corporation	66	4,724
Envista Holdings Corporation (a)	107	5,206
Erasca, Inc. (a) (b)	15	132
Evolent Health, Inc. - Class A (a)	50	1,628
Exact Sciences Corporation (a)	117	8,174
Exelixis, Inc. (a)	209	4,747
Fate Therapeutics, Inc. (a)	54	2,100
Fulgent Genetics, Inc. (a) (b)	13	827
Gilead Sciences, Inc. (a)	835	49,664
Glaukos Corp. (a)	29	1,693
Global Blood Therapeutics, Inc. (a)	40	1,375
Globus Medical Inc. - Class A (a)	53	3,933
Guardant Health, Inc. (a)	67	4,438
Haemonetics Corp. (a)	32	2,050
Halozyme Therapeutics, Inc. (a)	92	3,664
HCA Healthcare, Inc.	160	39,973
Health Catalyst, Inc. (a)	35	906
HealthEquity, Inc. (a)	57	3,826
Henry Schein Inc. (a)	93	8,073
Heska Corporation (a)	7	1,017
Hologic Inc. (a)	169	13,009
Horizon Therapeutics Public Limited Company (a)	151	15,879
Humana Inc.	86	37,227
ICU Medical, Inc. (a)	13	2,928
IDEXX Laboratories, Inc. (a)	56	30,878
Illumina, Inc. (a)	104	36,370
Immunitybio, Inc. (a) (b)	49	275
Inari Medical, Inc. (a)	21	1,932
Incyte Corporation (a)	125	9,931
Insmed Inc. (a)	80	1,880
Inspire Medical Systems Inc. (a)	18	4,733
Instil Bio, Inc. (a) (b)	12	129
Insulet Corporation (a)	46	12,236
Integer Holdings Corporation (a)	23	1,819
Integra LifeSciences Holdings Corp. (a)	49	3,131
Intellia Therapeutics, Inc. (a)	46	3,370
Intra-Cellular Therapies, Inc. (a)	55	3,346
Intuitive Surgical, Inc. (a)	238	71,937
Invitae Corporation (a)	138	1,102
Ionis Pharmaceuticals Inc. (a)	93	3,453
Iovance Biotherapeutics Inc. (a)	94	1,564
IQVIA Inc. (a)	127	29,417
iRhythm Technologies Inc. (a)	19	3,058
Jazz Pharmaceuticals Public Limited Company (a)	41	6,376
Johnson & Johnson	1,755	310,996
Karuna Therapeutics, Inc. (a)	15	1,914
Kodiak Sciences, Inc. (a)	23	175
Kymera Therapeutics, Inc. (a)	25	1,038
Laboratory Corporation of America Holdings (a)	62	16,362
LHC Group, Inc. (a)	21	3,568
Lifestance Health Group, Inc. (a) (b)	28	288
Ligand Pharmaceuticals Incorporated (a)	11	1,242
LivaNova PLC (a)	34	2,808
Maravai LifeSciences Holdings, Inc. - Class A (a)	70	2,479
Masimo Corp. (a)	34	4,907
McKesson Corporation	100	30,566
Mednax, Inc. (a)	57	1,338
Medpace Holdings, Inc. (a)	19	3,094
Medtronic Public Limited Company	896	99,443
Merck & Co., Inc.	1,684	138,186
Merit Medical Systems Inc. (a)	33	2,212
Mettler-Toledo International Inc. (a)	15	21,021
Mirati Therapeutics, Inc. (a)	32	2,656
Moderna, Inc. (a)	235	40,467
Molina Healthcare, Inc. (a)	39	12,943

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Multiplan Corporation - Class A (a) (b)	170	797
Myriad Genetics, Inc. (a)	51	1,285
NanoString Technologies, Inc. (a)	30	1,036
Natera, Inc. (a)	58	2,342
Nektar Therapeutics (a)	129	698
Neogen Corp. (a)	71	2,186
Neogenomics Laboratories, Inc. (a)	84	1,017
Neurocrine Biosciences, Inc. (a)	63	5,881
Nevro Corp. (a)	23	1,673
Novavax, Inc. (a) (b)	50	3,683
Novocure Limited (a)	60	4,987
NuVasive Inc. (a)	35	1,957
Oak Street Health, Inc. (a) (b)	96	2,589
Ocugen, Inc. (a) (b)	133	437
Omnicell, Inc. (a)	29	3,747
OPKO Health, Inc. (a) (b)	286	982
Option Care Health, Inc. (a)	92	2,633
Organon & Co.	171	5,978
Ortho Clinical Diagnostics Holdings PLC (a)	78	1,452
Oscar Health, Inc. - Class A (a) (b)	26	255
Outset Medical, Inc. (a)	27	1,239
Owens & Minor Inc.	51	2,226
Pacific Biosciences of California, Inc. (a)	153	1,389
Pacira Biosciences, Inc. (a)	30	2,260
Patterson Cos. Inc. (a)	58	1,871
Penumbra, Inc. (a)	23	5,094
PerkinElmer Inc.	84	14,624
Perrigo Company Public Limited Company	88	3,383
Pfizer Inc.	3,741	193,685
Phreesia, Inc. (a)	35	911
Premier Healthcare Solutions, Inc. - Class A	80	2,848
Prestige Consumer Healthcare Inc. (a)	32	1,715
Privia Health Group Inc. (a)	14	366
Progyny, Inc. (a)	47	2,402
Prothena Corporation Public Limited Company (a)	25	918
PTC Therapeutics, Inc. (a)	48	1,804
Quest Diagnostics Incorporated	82	11,219
Quidel Corporation (a)	25	2,836
R1 RCM Inc. (a)	90	2,405
Reata Pharmaceuticals, Inc. - Class A (a)	19	623
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	17	121
Regeneron Pharmaceuticals, Inc. (a)	71	49,680
Relay Therapeutics, Inc. (a)	52	1,551
Repligen Corporation (a)	34	6,483
ResMed Inc.	97	23,551
Revolution Medicines, Inc. (a)	42	1,084
Royalty Pharma PLC - Class A (a)	237	9,217
Sage Therapeutics Inc. (a)	32	1,066
Sana Biotechnology, Inc. (a) (b)	55	458
Sarepta Therapeutics, Inc. (a)	59	4,579
Schrodinger, Inc. (a)	32	1,095
Seagen Inc. (a)	89	12,847
Seer, Inc. - Class A (a) (b)	24	360
Select Medical Holdings Corporation	68	1,621
Sharecare Operating Company, Inc. - Class A (a)	199	491
Shockwave Medical, Inc. (a)	24	4,886
Signify Health, Inc. - Class A (a)	16	290
Sotera Health LLC (a)	68	1,467
Springworks Therapeutics, Inc. (a)	18	1,025
Staar Surgical Co. (a)	32	2,535
Steris Limited	67	16,104
Stryker Corporation	224	59,779
Symbion, Inc. (a)	25	1,350
Syneos Health, Inc. - Class A (a)	70	5,639
Tandem Diabetes Care Inc. (a)	43	4,980
Teladoc Health, Inc. (a) (b)	106	7,644
Teleflex Incorporated	31	11,000
Tenet Healthcare Corporation (a)	71	6,096
TG Biologics, Inc. (a)	92	873
The Ensign Group, Inc. (a)	34	3,079
Thermo Fisher Scientific Inc.	262	155,004
Tilray, Inc. (a)	310	2,406
Turning Point Therapeutics, Inc. (a)	34	916
Twist Bioscience Corporation (a)	34	1,667
Ultragenyx Pharmaceutical Inc. (a)	44	3,214
United Therapeutics Corporation (a)	30	5,349
UnitedHealth Group Incorporated	628	320,155
Universal Health Services Inc. - Class B	49	7,041
Veeva Systems Inc. - Class A (a)	92	19,619
Veracyte, Inc. (a)	48	1,322
Vericel Corporation (a)	31	1,171
Vertex Pharmaceuticals Incorporated (a)	170	44,350
Verve Therapeutics, Inc. (a) (b)	10	237
Viatris, Inc.	807	8,778
VIR Biotechnology, Inc. (a)	51	1,301
Waters Corp. (a)	41	12,656
West Pharmaceutical Services Inc.	49	20,230
Xencor, Inc. (a)	38	1,012
Zeno Pharmaceuticals, Inc. (a)	25	1,141
Zimmer Biomet Holdings, Inc.	139	17,795
Zoetis Inc. - Class A	315	59,424
		3,936,871
Consumer Staples 0.6%
Walgreens Boots Alliance, Inc. (a)	478	21,422
Consumer Discretionary 0.0%
Warby Parker Inc. - Class A (a) (b)	8	267
Total Common Stocks (cost $2,312,541)		3,958,560
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (c) (d)	14,219	14,219
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	10,030	10,030
Total Short Term Investments (cost $24,249)		24,249
Total Investments 100.2% (cost $2,336,790)		3,982,809
Other Derivative Instruments (0.0)%		(231)
Other Assets and Liabilities, Net (0.2)%		(5,902)
Total Net Assets 100.0%		3,976,676

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	127	June 2022	17,151	(231)	393

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,958,560	—	—	3,958,560
Short Term Investments	24,249	—	—	24,249
	3,982,809	—	—	3,982,809
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	393	—	—	393
	393	—	—	393

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 92.7%
3M Company	29	4,242
AAON, Inc. (a)	2	113
ABM Industries Incorporated	3	156
Acuity Brands, Inc.	2	329
ADT, Inc.	7	54
Advanced Drainage Systems, Inc.	3	337
AECOM	7	551
Aerojet Rocketdyne Holdings, Inc. (a)	4	148
AeroVironment, Inc. (a)	1	107
AGCO Corporation	3	444
Air Lease Corporation - Class A	5	239
Alaska Air Group, Inc. (a)	6	365
Allegiant Travel Company (a)	1	121
Allegion Public Limited Company	4	487
Altra Industrial Motion Corp. (a)	3	128
AMERCO (a)	—	292
Ameresco, Inc. - Class A (a)	2	121
American Airlines Group Inc. (a) (b)	32	590
AMETEK, Inc.	12	1,537
AO Smith Corp.	7	422
APi Group Corporation (a)	10	216
Applied Industrial Technologies, Inc.	2	198
Arcosa, Inc.	2	136
Armstrong World Industries, Inc.	2	214
ASGN Incorporated (a)	3	301
Atkore International Group Inc. (a)	2	226
Avis Budget Group, Inc. (a)	2	523
Axone Intelligence Inc. (a)	3	474
Azek Company Inc - Class A (a)	6	140
Barnes Group Inc.	2	92
Beacon Roofing Supply, Inc. (a)	3	165
Bloom Energy Corporation - Class A (a)	7	179
Brady Corp. - Class A	2	110
Brink's Co.	2	168
Builders FirstSource, Inc. (a)	10	614
BWXT Government Group, Inc.	5	248
C.H. Robinson Worldwide, Inc. (a)	7	699
Carlisle Cos. Inc.	3	639
Carrier Global Corporation	43	1,962
Casella Waste Systems Inc. - Class A (a)	3	221
Caterpillar Inc.	27	6,014
Chart Industries, Inc. (a)	2	305
Cintas Corp. (a)	4	1,875
Clean Harbors Inc. (a)	3	278
Colfax Corp. (a)	7	271
Comfort Systems USA Inc.	2	161
Copart Inc. (a)	11	1,341
Core & Main, Inc. - Class A (a)	3	68
Crane Co.	2	269
CSX Corp. (a)	111	4,145
Cummins Inc.	7	1,454
Curtiss-Wright Corp.	2	293
Deere & Company	14	5,814
Delta Air Lines, Inc. (a)	32	1,264
Donaldson Co. Inc.	6	319
Dover Corporation	7	1,127
Dycom Industries, Inc. (a)	1	141
Eaton Corporation Public Limited Company	20	3,019
Elance, Inc. (a)	6	138
EMCOR Group, Inc.	3	299
Emerson Electric Co.	30	2,906
Encore Wire Corp. (a)	1	113
EnerSys	2	153
Enovix Operations Inc. (a)	5	68
Equifax Inc.	6	1,442
ESS Tech, Inc. (a)	3	17
Evoqua Water Technologies Corp. (a)	6	281
Expeditors International of Washington Inc. (a)	8	872
Exponent, Inc. (a)	3	281
Fastenal Co. (a)	29	1,714
Federal Signal Corporation	3	101
FedEx Corporation	12	2,815
First Advantage Corporation (a)	2	40
Flowserve Corporation	7	234
Fluor Corp. (a)	7	200
Forward Air Corp. (a)	1	133
Franklin Electric Co. Inc. (a)	2	163
Frontier Group Holdings, Inc. (a) (b)	1	16
FTI Consulting Inc. (a)	2	266
FuelCell Energy, Inc. (a) (b)	18	104
Gates Industrial Corporation PLC (a)	5	71
GATX Corporation	2	219
Generac Holdings Inc. (a)	3	936
General Dynamics Corporation	11	2,771
General Electric Company	55	5,019
Gibraltar Industries Inc. (a)	2	69
Graco Inc.	8	589
GrafTech International Ltd.	10	94
GXO Logistics Inc. (a)	5	349
HEICO Corp.	2	323
HEICO Corp. - Class A	4	474
Helios Technologies, Inc.	2	132
Herc Holdings Inc.	1	208
Hexcel Corp. (a)	4	249
Hillenbrand Inc.	4	162
Honeywell International Inc. (a)	34	6,659
Howmet Aerospace Inc.	19	682
HUB Group Inc. - Class A (a)	2	129
Hubbell Inc.	3	495
Huntington Ingalls Industries Inc.	2	396
IAA Spinco Inc. (a)	7	257
IDEX Corporation	4	728
Illinois Tool Works Inc.	14	2,982
Ingersoll Rand Inc.	20	1,024
Insperity, Inc.	2	181
ITT Industries Holdings, Inc.	4	320
Jacobs Engineering Group Inc.	6	887
JB Hunt Transport Services Inc. (a)	4	842
JELD-WEN Holding, Inc. (a)	5	91
JetBlue Airways Corporation (a)	16	237
Joby Aviation, Inc. - Class A (a) (b)	13	86
John Bean Technologies Corp.	2	189
Johnson Controls International Public Limited Company	35	2,296
Kadant Inc.	1	111
Kennametal Inc.	4	117
Kirby Corp. (a)	3	217
Knight-Swift Transportation Holdings Inc. - Class A	8	420
Korn Ferry	3	178
Kratos Defense & Security Solutions, Inc. (a)	6	125
L3Harris Technologies, Inc.	10	2,433
Landstar System Inc. (a)	2	286
Lennox International Inc.	2	434
Lincoln Electric Holdings Inc. (a)	3	408
Lockheed Martin Corporation	12	5,338
ManpowerGroup Inc.	3	252
Masco Corporation	12	618
Masonite International Corporation (a)	1	104
MasTec Inc. (a)	3	260
Matson Intermodal - Paragon, Inc.	2	253
Mercury Systems Inc. (a)	3	183
Microvast Holdings, Inc. (a) (b)	12	78
Middleby Corp. (a)	3	455
Moog Inc. - Class A	1	126
MSA Safety Inc.	2	241
MSC Industrial Direct Co. - Class A	2	200
Mueller Industries Inc.	3	156
Mueller Water Products Inc. - Class A	8	100
Nielsen Holdings plc	18	489
Nordson Corp. (a)	3	613
Norfolk Southern Corporation	12	3,412
Northrop Grumman Systems Corp.	7	3,275
Nvent Electric Public Limited Company	8	290
Old Dominion Freight Line Inc. (a)	5	1,389
Oshkosh Corp.	3	343
Otis Worldwide Corporation	21	1,632

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Owens Corning Inc.	5	455
PACCAR Inc.	17	1,526
Parker-Hannifin Corporation	6	1,816
Parsons Corporation (a)	1	50
Pentair Public Limited Company	8	448
Plug Power Inc. (a)	26	738
Quanta Services, Inc.	7	936
Raytheon BBN Technologies Corp.	74	7,377
RBC Bearings Incorporated (a)	1	279
Regal-Beloit Corp.	3	503
Republic Services Inc.	10	1,381
Resideo Technologies, Inc. (a)	7	172
Robert Half International Inc.	6	628
Rocket Lab USA, Inc. - Class A (a) (b)	7	57
Rockwell Automation Inc.	6	1,632
Roper Technologies, Inc.	5	2,485
Ryder System, Inc.	3	213
Saia, Inc. (a)	1	319
Schneider National, Inc. - Class B	2	43
Simpson Manufacturing Co. Inc.	2	236
SiteOne Landscape Supply, Inc. (a)	2	358
SkyWest Inc. (a)	2	71
Snap-On Inc.	3	546
Southwest Airlines Co. (a)	30	1,356
Spirit Aerosystems Holdings Inc. - Class A	5	256
Spirit Airlines, Inc. (a) (b)	6	120
SPX Corp. (a)	2	110
SPX Flow, Inc.	2	181
Stanley Black & Decker, Inc.	8	1,137
Stericycle Inc. (a)	5	270
Terex Corp.	3	122
Tetra Tech, Inc. (a)	3	442
Textron Inc.	11	818
The Boeing Company (a)	27	5,237
Timken Co.	3	211
Toro Co.	5	451
Trane Technologies Public Limited Company	12	1,783
TransDigm Group Inc. (a)	3	1,718
TransUnion	10	988
Trex Company, Inc. (a)	6	376
TriNet Group Inc. (a) (b)	2	197
Trinity Industries Inc.	4	138
Triton Container International Limited	3	234
Tusimple Holdings Inc. - Class A (a) (b)	2	20
UniFirst Corp.	1	138
Union Pacific Corporation	32	8,683
United Airlines Holdings, Inc. (a)	16	746
United Parcel Service Inc. - Class B	36	7,803
United Rentals Inc. (a)	4	1,284
Valmont Industries Inc.	1	253
Verisk Analytics, Inc. (a)	8	1,726
Vertiv Holdings, LLC - Class A	15	213
Virgin Galactic Holdings, Inc. - Class A (a) (b)	9	86
W. W. Grainger, Inc.	2	1,114
Wabtec Corp.	9	896
Waste Management, Inc.	19	3,044
Watsco Inc.	2	498
Watts Water Technologies Inc. - Class A	1	193
Welbilt Inc. (a)	7	155
Werner Enterprises Inc. (a)	3	123
WESCO International, Inc. (a)	2	287
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	433
Woodward Governor Co. (a)	3	394
XPO Logistics, Inc. (a)	5	356
Xylem Inc.	9	767
		181,130
Information Technology 5.5%
Advanced Energy Industries, Inc. (a)	2	163
Automatic Data Processing, Inc. (a)	21	4,769
Badger Meter, Inc.	1	143
Belden Inc.	2	122
Booz Allen Hamilton Holding Corporation - Class A	7	585
Global Payments Inc.	14	1,944
KBR, Inc.	7	381
MAXIMUS Inc.	3	232
Paychex Inc. (a)	16	2,186
Verra Mobility Corporation - Class A (a)	6	102
		10,627
Materials 0.6%
Arconic Corporation (a)	5	134
Avery Dennison Corporation	4	719
Louisiana-Pacific Corp.	4	273
Worthington Industries Inc.	2	82
		1,208
Consumer Discretionary 0.3%
Hayward Holdings, Inc. (a)	2	34
Installed Building Products, Inc.	1	97
PROG Holdings, Inc. (a)	4	112
Rent-A-Center, Inc. (a)	3	75
TopBuild Corp. (a)	2	297
Xometry, Inc. - Class A (a) (b)	—	13
		628
Utilities 0.1%
MDU Resources Group Inc.	10	268
Consumer Staples 0.1%
Energizer Holdings, Inc.	3	106
Seaboard Corp.	—	55
		161
Health Care 0.1%
Cryoport, Inc. (a)	3	90
Communication Services 0.0%
Ziprecruiter, Inc. - Class A (a)	1	13
Total Common Stocks (cost $186,099)		194,125
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	919	919
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (c) (d)	795	795
Total Short Term Investments (cost $1,714)		1,714
Total Investments 100.3% (cost $187,813)		195,839
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.3)%		(484)
Total Net Assets 100.0%		195,339

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	10	June 2022	1,008	(16)	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	194,125	—	—	194,125
Short Term Investments	1,714	—	—	1,714
	195,839	—	—	195,839
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	29	—	—	29
	29	—	—	29

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.5%
Information Technology 97.5%
3D Systems Corporation (a)	67	1,114
8x8, Inc. (a)	58	732
Accenture Public Limited Company - Class A	310	104,630
ACI Worldwide, Inc. (a)	59	1,852
Adobe Inc. (a)	232	105,507
Advanced Micro Devices, Inc. (a)	803	87,752
Affirm Holdings, Inc. - Class A (a) (b)	79	3,664
Akamai Technologies, Inc. (a)	79	9,462
Alarm.Com Holdings, Inc. (a)	23	1,502
Allegro Microsystems Inc. (a)	29	815
Altair Engineering Inc. - Class A (a)	24	1,569
Alteryx, Inc. - Class A (a)	30	2,140
Ambarella Inc. (a)	19	1,988
Amkor Technology, Inc. (a)	50	1,088
Amphenol Corporation - Class A	294	22,155
Amplitude Inc. - Class A (a) (b)	12	214
Analog Devices, Inc. (a)	258	42,599
Anaplan, Inc. (a)	73	4,764
ANSYS, Inc. (a)	43	13,621
AppFolio, Inc. - Class A (a)	9	1,031
Appian Corporation - Class A (a)	20	1,203
Apple Inc. (a)	5,903	1,030,687
Applied Materials, Inc. (a)	436	57,456
AppLovin Corporation - Class A (a)	18	974
Arista Networks, Inc. (a)	110	15,311
Arrow Electronics, Inc. (a)	33	3,938
Asana, Inc. - Class A (a) (b)	39	1,568
Aspen Technology, Inc. (a)	33	5,436
Autodesk, Inc. (a)	108	23,147
Avalara, Inc. (a)	43	4,263
Avidxchange Holdings, Inc. (a)	13	105
Avnet, Inc. (a)	47	1,919
Bentley Systems, Incorporated - Class B (a)	91	4,014
Bigcommerce Holdings, Inc. - Series 1 (a)	30	666
Bill.Com Holdings Inc. (a)	45	10,297
Black Knight, Inc. (a)	76	4,397
Blackbaud, Inc. (a)	23	1,365
Blackline, Inc. (a)	25	1,865
Box, Inc. - Class A (a) (b)	73	2,134
Braze, Inc. - Class A (a) (b)	5	216
Broadcom Inc. (a)	203	127,629
Broadridge Financial Solutions, Inc.	57	8,869
Brooks Automation Inc. (a)	37	3,029
C3.ai, Inc. - Class A (a) (b)	36	819
CACI International Inc. - Class A (a)	12	3,491
Cadence Design Systems Inc. (a)	136	22,375
Calix, Inc. (a)	26	1,099
CDK Global, Inc. (a)	57	2,763
CDW Corp. (a)	67	11,991
Cepton Technologies, Inc. (a)	6	23
Ceridian HCM Holding Inc. (a)	67	4,562
Ciena Corp. (a)	76	4,581
Cirrus Logic Inc. (a)	28	2,343
Cisco Systems, Inc. (a)	2,071	115,452
Citrix Systems Inc. (a)	61	6,142
Clear Secure, Inc. - Class A (a) (b)	9	246
Cloudflare, Inc. - Class A (a)	136	16,319
CMC Materials, Inc (a)	14	2,584
Cognex Corp. (a)	87	6,687
Cognizant Technology Solutions Corp. - Class A (a)	258	23,120
Coherent Inc. (a)	12	3,407
CommScope Holding Company, Inc. (a)	103	814
CommVault Systems Inc. (a)	22	1,458
Concentrix Corporation (a)	21	3,554
Core Scientific, Inc. (a) (b)	111	917
Corning Incorporated	366	13,527
Corsair Gaming, Inc. (a) (b)	13	271
Coupa Software Incorporated (a)	37	3,780
CrowdStrike Holdings, Inc. - Class A (a)	102	23,227
CS Disco, Inc. (a) (b)	6	220
Cvent Holding Corp. (a) (b)	33	236
Datadog, Inc. - Class A (a)	126	19,125
Datto Holding Corp. (a)	11	307
Dell Technology Inc. - Class C	141	7,099
Digital Turbine USA, Inc. (a)	42	1,855
DigitalOcean Holdings, Inc. (a)	9	515
Diodes Inc. (a)	22	1,908
DocuSign, Inc. (a)	97	10,440
Dolby Laboratories, Inc. - Class A	32	2,525
Domo Inc. - Class B (a)	15	748
DoubleVerify Holdings, Inc. (a)	11	286
Dropbox, Inc. - Class A (a)	140	3,248
Duck Creek Technologies, Inc. (a)	35	764
DXC Technology Company (a)	121	3,960
Dynatrace Holdings LLC (a)	96	4,530
E2Open Parent Holdings, Inc. - Class A (a) (b)	80	703
Elastic NV (a)	36	3,162
Enphase Energy, Inc. (a)	66	13,287
Entegris, Inc. (a)	66	8,677
Envestnet, Inc. (a)	27	2,042
EPAM Systems, Inc. (a)	28	8,308
Euronet Worldwide Inc. (a)	26	3,362
Everbridge, Inc. (a)	20	853
EVERTEC, Inc.	29	1,169
ExlService Holdings Inc. (a)	16	2,281
F5 Networks, Inc. (a)	30	6,191
Fabrinet (a)	18	1,848
Fair Isaac Corporation (a)	13	6,061
Fastly, Inc. - Class A (a)	51	884
Fidelity National Information Services, Inc.	299	30,019
First Solar, Inc. (a)	49	4,065
Fiserv, Inc. (a)	292	29,579
Five9 Inc. (a)	34	3,699
FleetCor Technologies Inc. (a)	40	9,969
Flex Ltd. (a)	231	4,290
Flywire Corporation (a)	7	229
FormFactor Inc. (a)	38	1,582
Fortinet, Inc. (a)	67	22,767
Gartner Inc. (a)	40	11,933
Genpact Limited	82	3,588
GoDaddy Inc. - Class A (a)	81	6,814
Guidewire Software, Inc. (a)	41	3,845
Hewlett Packard Enterprise Company	637	10,642
HP Inc.	532	19,314
HubSpot Inc. (a)	22	10,495
II-VI Incorporated (a) (b)	52	3,796
Informatica Inc. - Class A (a) (b)	15	302
Insight Enterprises, Inc. (a)	17	1,806
Intel Corporation (a)	1,999	99,072
International Business Machines Corporation	440	57,242
Intuit Inc. (a)	139	66,843
IONQ, Inc. (a) (b)	58	739
IPG Photonics Corporation (a)	17	1,861
Itron Inc. (a)	23	1,195
Jabil Inc.	70	4,320
Jack Henry & Associates Inc. (a)	36	7,019
JAMF Holding Corp. (a) (b)	28	967
JFROG Ltd (a)	19	514
Juniper Networks, Inc.	159	5,894
Keysight Technologies, Inc. (a)	90	14,205
KLA-Tencor Corp. (a)	74	27,064
Kulicke & Soffa Industries Inc. (a)	30	1,669
Lam Research Corp. (a)	69	36,829
Lattice Semiconductor Corp. (a)	68	4,120
Leidos Holdings Inc.	69	7,500
Littelfuse Inc. (a)	12	3,014
LivePerson, Inc. (a)	34	824
Liveramp, Inc. (a)	34	1,283
Lumentum Holdings Inc. (a)	36	3,554
MACOM Technology Solutions Holdings, Inc. (a)	25	1,522
Mandiant, Inc. (a)	118	2,641
Manhattan Associates Inc. (a)	31	4,330
Mantech International Corp. - Class A (a)	13	1,102
Marqeta, Inc. - Class A (a)	114	1,260
Marvell Technology, Inc.	414	29,705
Matterport Operating, LLC - Class A (a) (b)	94	761

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
MaxLinear, Inc. (a)	34	2,007
Microchip Technology Incorporated (a)	273	20,509
Micron Technology, Inc. (a)	550	42,818
Microsoft Corporation (a)	2,890	890,887
MicroStrategy Inc. - Class A (a) (b)	5	2,211
Mimecast Uk Limited (a)	31	2,458
MKS Instruments, Inc. (a)	28	4,147
Momentive Global Inc. (a)	60	981
MongoDB, Inc. - Class A (a)	33	14,551
Monolithic Power Systems Inc. (a)	21	10,265
Motorola Solutions Inc.	83	20,108
N-Able, Inc. (a)	35	317
National Instruments Corp. (a)	64	2,583
nCino, Inc. (a)	29	1,192
NCR Corporation (a)	66	2,639
NetApp, Inc. (a)	110	9,098
New Relic, Inc. (a)	28	1,903
NortonLifelock Inc. (a)	288	7,630
Novantas Inc. (a)	18	2,541
Nutanix, Inc. - Class A (a)	105	2,809
NVIDIA Corporation (a)	1,227	334,881
NXP Semiconductors N.V.	130	24,152
Okta, Inc. - Class A (a)	73	11,038
On Semiconductor Corporation (a)	212	13,255
Onto Innovation Inc. (a)	24	2,048
Oracle Corporation	773	63,990
Pagerduty, Inc. (a)	36	1,228
Palantir Technologies Inc. - Class A (a)	789	10,827
Palo Alto Networks, Inc. (a)	48	30,120
Paycom Software, Inc. (a)	23	8,135
PAYCOR HCM, Inc. (a)	16	468
Paylocity Holding Corporation (a)	19	4,006
Payoneer Global Inc. (a) (b)	99	442
Pegasystems Inc. (a)	20	1,603
Perficient, Inc. (a)	16	1,744
Ping Identity Holding Corp. (a)	31	846
Plexus Corp. (a)	14	1,109
Power Integrations Inc. (a)	29	2,714
PTC Inc. (a)	52	5,554
Pure Storage, Inc. - Class A (a)	133	4,694
Q2 Holdings, Inc. (a)	28	1,696
Qorvo, Inc. (a)	53	6,606
Qualcomm Incorporated (a)	553	84,550
Qualtrics International Inc. - Class A (a)	48	1,370
Qualys, Inc. (a)	16	2,311
Rackspace Technology, Inc. (a) (b)	29	328
Rambus Inc. (a)	55	1,755
Rapid7, Inc. (a)	28	3,162
RingCentral, Inc. - Class A (a)	40	4,708
Riot Blockchain, Inc. (a) (b)	54	1,139
Rogers Corp. (a)	9	2,444
Sabre Corporation (a)	164	1,875
SailPoint Technologies Holdings, Inc. (a)	45	2,278
Salesforce.Com, Inc. (a)	484	102,669
Samsara Inc. - Class A (a) (b)	19	301
Sanmina Corp. (a)	31	1,268
Science Applications International Corp.	28	2,554
Seagate Technology Holdings Public Limited Company (a)	99	8,890
Semtech Corp. (a)	32	2,242
SentinelOne, Inc. - Class A (a)	66	2,542
ServiceNow, Inc. (a)	98	54,678
Shift4 Payments, LLC - Class A (a)	26	1,598
Silicon Laboratories Inc. (a)	19	2,785
Sitime Corporation (a)	7	1,840
Skyworks Solutions, Inc. (a)	80	10,663
SmartRent.Com, Inc. - Class A (a) (b)	46	231
Smartsheet Inc. - Class A (a)	62	3,402
Snowflake Inc. - Class A (a)	116	26,519
SolarEdge Technologies Ltd. (a)	26	8,363
SolarWinds Corporation (a)	24	319
Splunk Inc. (a)	78	11,600
Sprout Social, Inc. - Class A (a)	22	1,730
SPS Commerce, Inc. (a)	18	2,341
Square, Inc. - Class A (a)	246	33,392
Squarespace, Inc. - Class A (a) (b)	14	368
SS&C Technologies Holdings, Inc. (a)	109	8,195
SunPower Corporation (a) (b)	42	913
Switch Inc - Class A	64	1,961
Synaptics Incorporated (a)	20	3,916
SYNNEX Corporation	20	2,029
Synopsys Inc. (a)	75	25,101
TE Connectivity Ltd. (c)	160	20,935
Tenable Holdings, Inc. (a)	47	2,726
Teradata Corporation (a)	55	2,698
Teradyne Inc. (a)	80	9,499
Texas Instruments Incorporated (a)	453	83,188
The Trade Desk, Inc. - Class A (a)	214	14,829
Thoughtworks Holding, Inc. (a)	19	390
Trimble Inc. (a)	122	8,833
TTEC Holdings, Inc. (a)	9	773
Tyler Technologies Inc. (a)	20	8,892
Uipath, Inc. - Class A (a)	130	2,798
Ultra Clean Holdings, Inc. (a)	22	948
Unity Software Inc. (a)	80	7,929
Universal Display Corporation (a)	21	3,531
Upstate Property Rentals, LLC (a)	19	675
Varonis Systems, Inc. (a)	52	2,471
Verint Systems Inc. (a)	33	1,693
VeriSign, Inc. (a)	48	10,592
ViaSat, Inc. (a)	35	1,719
Viavi Solutions Inc. (a)	114	1,838
Vishay Intertechnology Inc.	63	1,242
VMware, Inc. - Class A (a)	98	11,208
Vontier Corporation	82	2,094
Western Digital Corporation (a)	153	7,579
Wex, Inc. (a)	22	3,901
Wolfspeed, Inc. (a)	60	6,863
Workday, Inc. - Class A (a)	95	22,688
Workiva Inc. - Class A (a)	22	2,555
Xerox Holdings Corporation (a)	62	1,251
Zebra Technologies Corp. - Class A (a)	26	10,854
Zendesk, Inc. (a)	59	7,135
Zoom Video Communications, Inc. - Class A (a)	106	12,467
Zscaler, Inc. (a)	39	9,398
Zuora, Inc. - Class A (a)	59	888
		4,964,836
Industrials 1.3%
Alight, Inc. - Class A (a)	122	1,211
Array Tech, Inc. (a)	61	691
Aurora Innovations Inc. - Class A (a) (b)	125	701
Clarivate PLC (a)	194	3,256
Dun & Bradstreet Holdings, Inc. (a)	72	1,267
ESCO Technologies Inc.	12	852
Fortive Corporation	177	10,804
Rollins Road Acquisition Company (a) (b)	64	708
Sensata Technologies Holding PLC (a)	78	3,977
Shoals Technologies Group, Inc. - Class A (a)	54	918
SunRun Inc. (a)	102	3,090
Teledyne Technologies Inc. (a)	23	10,862
Uber Technologies, Inc. (a)	819	29,226
Vicor Corp. (a)	10	693
		68,256
Communication Services 0.3%
Bumble Inc. - Class A (a)	37	1,064
Lyft, Inc. - Class A (a)	146	5,607
Vimeo, Inc. (a)	72	855
ZoomInfo Technologies Inc. - Class A (a)	148	8,813
		16,339
Consumer Discretionary 0.3%
Duolingo, Inc. - Class A (a) (b)	5	511
Garmin Ltd.	74	8,790
Luminar Technologies, Inc. - Class A (a) (b)	110	1,725
Powerschool Holdings, Inc. - Class A (a)	21	347
Sonos, Inc. (a)	64	1,798
		13,171
Financials 0.1%
Coinbase Global, Inc. - Class A (a)	14	2,713

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Utilities 0.0%
Sunnova Energy International Inc. (a)	48	1,109
Total Common Stocks (cost $2,820,805)		5,066,424
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (d) (e)	44,581	44,581
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	11,054	11,054
Total Short Term Investments (cost $55,635)		55,635
Total Investments 100.6% (cost $2,876,440)		5,122,059
Other Derivative Instruments (0.0)%		(383)
Other Assets and Liabilities, Net (0.6)%		(30,863)
Total Net Assets 100.0%		5,090,813

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/15/15	14,258	20,935	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	165	June 2022	26,137	(383)	309

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	5,066,424	—	—	5,066,424
Short Term Investments	55,635	—	—	55,635
	5,122,059	—	—	5,122,059
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	309	—	—	309
	309	—	—	309

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.3%
Materials 96.2%
Air Products and Chemicals, Inc.	46	11,467
Albemarle Corporation	24	5,354
Alcoa Corporation	38	3,430
Amyris, Inc. (a) (b)	40	174
Ashland Global Holdings Inc.	11	1,078
Avient Corporation	19	909
Axalta Coating Systems Ltd. (a)	44	1,092
Balchem Corporation (a)	7	916
Cabot Corp.	12	802
Celanese Corp. - Class A	22	3,194
CF Industries Holdings Inc.	44	4,574
Cleveland-Cliffs Inc. (a)	99	3,187
Commercial Metals Co.	25	1,046
Compass Minerals International, Inc.	7	440
Corteva, Inc.	150	8,648
Dow Inc.	152	9,702
DuPont de Nemours, Inc.	106	7,810
Eagle Materials Inc.	8	1,049
Eastman Chemical Co.	27	2,992
Ecolab Inc.	52	9,109
Element Solutions, Inc.	45	987
FMC Corporation	26	3,451
Freeport-McMoRan Inc.	304	15,112
H.B. Fuller Company	11	723
Hecla Mining Co.	112	733
Huntsman Corp.	43	1,608
Ingevity Corporation (a)	8	523
Innospec Inc. (a)	5	474
International Flavors & Fragrances Inc.	53	6,918
Linde Public Limited Company	106	33,882
Livent Corporation (a)	33	872
LyondellBasell Industries N.V. - Class A	54	5,594
Martin Marietta Materials Inc.	13	4,969
Minerals Technologies Inc.	7	453
MOS Holdings Inc.	77	5,098
MP Materials Corp. - Class A (a) (b)	16	887
NewMarket Corp.	1	457
Newmont Corporation	165	13,111
Nucor Corporation	56	8,367
Olin Corporation	29	1,527
PPG Industries, Inc.	49	6,439
Quaker Chemical Corp.	3	482
Reliance Steel & Aluminum Co.	13	2,377
Royal Gold Inc. (a)	14	1,919
RPM International Inc.	27	2,186
Scotts Miracle-Gro Co.	8	1,033
Sensient Technologies Corporation	9	731
Sherwin-Williams Co.	50	12,461
Southern Copper Corporation	18	1,336
Steel Dynamics Inc. (a)	39	3,255
Stepan Co.	4	433
Summit Materials, Inc. - Class A (a)	25	763
The Chemours Company	33	1,042
Trinseo Public Limited Company	8	383
Tronox Holdings PLC	24	469
United States Steel Corporation	54	2,038
Vulcan Materials Co.	28	5,045
Westlake Chemical Corporation	7	849
		225,960
Health Care 1.8%
Avantor, Inc. (a)	126	4,266
Industrials 1.1%
Boise Cascade Company	8	567
UFP Industries, Inc. (a)	13	988
Univar Solutions Inc. (a)	35	1,137
		2,692
Consumer Staples 0.2%
WD-40 Co. (a)	3	516
Total Common Stocks (cost $223,051)		233,434
INVESTMENT COMPANIES 0.1%
Vanguard Materials ETF	1	180
Total Investment Companies (cost $166)		180
SHORT TERM INVESTMENTS 6.5%
Investment Companies 6.2%
JNL Government Money Market Fund, 0.01% (c) (d)	14,519	14,519
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	687	687
Total Short Term Investments (cost $15,206)		15,206
Total Investments 105.9% (cost $238,423)		248,820
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (5.9)%		(13,845)
Total Net Assets 100.0%		234,959

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	14	June 2022	1,254	(16)	50

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	233,434	—	—	233,434
Investment Companies	180	—	—	180
Short Term Investments	15,206	—	—	15,206
	248,820	—	—	248,820
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	50	—	—	50
	50	—	—	50

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 98.9%
Information Technology 32.9%
Accenture Public Limited Company - Class A	10	3,254
Adobe Inc. (a)	7	3,311
Advanced Micro Devices, Inc. (a)	25	2,731
Akamai Technologies, Inc. (a)	2	292
Analog Devices, Inc. (a)	8	1,353
ANSYS, Inc. (a)	1	416
Applied Materials, Inc. (a)	14	1,818
Autodesk, Inc. (a)	3	712
Automatic Data Processing, Inc. (a)	6	1,465
Black Knight, Inc. (a)	2	139
Cadence Design Systems Inc. (a)	4	700
Cisco Systems, Inc. (a)	64	3,593
Citrix Systems Inc. (a)	2	199
Cognex Corp. (a)	3	216
Cognizant Technology Solutions Corp. - Class A (a)	8	727
CommScope Holding Company, Inc. (a)	4	31
Corning Incorporated	13	463
Coupa Software Incorporated (a)	1	115
Dell Technology Inc. - Class C	5	230
F5 Networks, Inc. (a)	1	200
Fair Isaac Corporation (a)	—	202
Fidelity National Information Services, Inc.	9	934
Flex Ltd. (a)	7	134
Fortinet, Inc. (a)	2	729
Guidewire Software, Inc. (a)	1	123
Hewlett Packard Enterprise Company	20	340
HP Inc.	18	639
HubSpot Inc. (a)	1	332
Intel Corporation (a)	62	3,079
International Business Machines Corporation	14	1,781
Intuit Inc. (a)	4	1,976
Itron Inc. (a)	1	32
Keysight Technologies, Inc. (a)	3	447
Lam Research Corp. (a)	2	1,156
MasterCard Incorporated - Class A	13	4,789
Microchip Technology Incorporated (a)	8	637
Microsoft Corporation (a)	109	33,593
Motorola Solutions Inc.	3	619
NortonLifelock Inc. (a)	9	228
NVIDIA Corporation (a)	38	10,421
NXP Semiconductors N.V.	4	753
Okta, Inc. - Class A (a)	2	333
On Semiconductor Corporation (a)	7	413
Oracle Corporation	25	2,073
Paycom Software, Inc. (a)	1	264
Paypal Holdings, Inc. (a)	17	1,972
Plantronics Inc. (a)	1	21
PTC Inc. (a)	2	182
RingCentral, Inc. - Class A (a)	1	147
Salesforce.Com, Inc. (a)	15	3,175
Seagate Technology Holdings Public Limited Company (a)	3	272
ServiceNow, Inc. (a)	3	1,693
Skyworks Solutions, Inc. (a)	3	337
Splunk Inc. (a)	2	359
Synopsys Inc. (a)	2	777
TE Connectivity Ltd. (b)	5	654
Teradata Corporation (a)	2	76
Texas Instruments Incorporated (a)	14	2,589
The Western Union Company	6	119
Trimble Inc. (a)	4	277
Visa Inc. - Class A	26	5,657
VMware, Inc. - Class A (a)	3	365
Workday, Inc. - Class A (a)	3	698
Xerox Holdings Corporation (a)	2	43
Zebra Technologies Corp. - Class A (a)	1	333
		107,738
Consumer Discretionary 11.0%
Aptiv PLC (a)	4	487
Aramark	3	128
Autoliv, Inc.	1	92
AutoNation, Inc. (a)	1	73
Best Buy Co., Inc.	3	304
BorgWarner Inc.	4	145
Buckle Inc.	—	15
Callaway Golf Co. (a)	2	39
Capri Holdings Limited (a)	2	113
CarMax Inc. (a)	3	242
Choice Hotels International Inc.	1	72
Columbia Sportswear Co. (a)	—	44
Darden Restaurants Inc.	2	257
Deckers Outdoor Corp. (a)	—	111
Domino's Pizza, Inc.	1	234
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	1	37
GameStop Corp. - Class A (a) (c)	1	160
Gap Inc.	4	54
Garmin Ltd.	2	274
Hanesbrands Inc.	6	83
Harley-Davidson, Inc.	2	91
Hasbro, Inc. (a)	2	159
Hilton Worldwide Holdings Inc. (a)	4	651
Jack in the Box Inc. (a)	—	38
Kohl's Corporation	2	146
La-Z-Boy Inc.	1	24
LKQ Corporation	4	194
Lowe`s Companies, Inc.	10	2,081
Lucid Group, Inc. (a) (c)	6	156
Marriott International, Inc. - Class A (a)	4	747
Mattel, Inc. (a)	6	123
McDonald's Corporation	11	2,823
Meritage Homes Corporation (a)	—	40
Mohawk Industries Inc. (a)	1	109
Newell Brands Inc.	6	120
NIKE, Inc. - Class B	20	2,627
Nordstrom Inc. (c)	2	50
Office Depot, Inc. (a)	1	30
Pool Corporation (a)	1	263
PVH Corp.	1	78
Rivian Automotive, Inc. - Class A (a) (c)	3	134
Royal Caribbean Cruises Ltd.	3	286
Signet Jewelers Limited	1	55
Starbucks Corporation (a)	18	1,630
Tesla Inc. (a)	13	14,052
The Home Depot, Inc.	16	4,775
Tractor Supply Co. (a)	2	401
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	322
Under Armour Inc. - Class A (a)	3	52
Under Armour Inc. - Class C (a) (c)	4	57
Vail Resorts, Inc.	1	162
VF Corp.	5	285
Whirlpool Corporation	1	158
Wolverine World Wide, Inc.	1	32
		35,917
Communication Services 10.7%
Alphabet Inc. - Class A (a)	5	12,780
Alphabet Inc. - Class C (a)	4	12,200
Booking Holdings Inc. (a)	1	1,472
Cable One, Inc.	—	126
Discovery, Inc. - Series A (a) (c)	2	60
Discovery, Inc. - Series C (a)	5	117
Electronic Arts Inc.	4	544
John Wiley & Sons Inc. - Class A	1	41
Liberty Global PLC - Class A (a)	3	70
Liberty Global PLC - Class C (a)	5	137
Lumen Technologies Inc.	13	142
New York Times Co. - Class A	2	114
Omnicom Group Inc.	3	278
Scholastic Corp. (a)	—	9
Verizon Communications Inc.	63	3,222
Walt Disney Co. (a)	28	3,809
		35,121
Health Care 10.5%
AbbVie Inc.	27	4,378

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
ABIOMED, Inc. (a)	1	237
Agilent Technologies, Inc.	5	603
Align Technology, Inc. (a)	1	499
AmerisourceBergen Corporation	2	373
Amgen Inc. (a)	9	2,081
Anthem, Inc.	4	1,821
Becton, Dickinson and Company	4	1,154
Biogen Inc. (a)	2	478
BioMarin Pharmaceutical Inc. (a)	3	224
Bio-Techne Corporation (a)	1	257
Bristol-Myers Squibb Company	34	2,476
Cardinal Health, Inc.	4	249
Centene Corporation (a)	9	744
Cerner Corp. (a)	4	415
Cigna Holding Company	5	1,213
Cooper Cos. Inc.	1	309
DaVita Inc. (a)	1	108
Dentsply Sirona Inc.	3	165
DexCom Inc. (a)	1	743
Edwards Lifesciences Corporation (a)	10	1,123
Gilead Sciences, Inc. (a)	19	1,139
HCA Healthcare, Inc.	4	953
Henry Schein Inc. (a)	2	183
Hologic Inc. (a)	4	303
Humana Inc.	2	854
IDEXX Laboratories, Inc. (a)	1	708
Illumina, Inc. (a)	2	792
Insulet Corporation (a)	1	287
IQVIA Inc. (a)	3	675
Jazz Pharmaceuticals Public Limited Company (a)	1	153
Laboratory Corporation of America Holdings (a)	1	385
Mednax, Inc. (a)	1	35
Merck & Co., Inc.	39	3,166
Mettler-Toledo International Inc. (a)	—	492
Patterson Cos. Inc. (a)	1	41
Quest Diagnostics Incorporated	2	252
ResMed Inc.	2	535
Select Medical Holdings Corporation	2	45
Steris Limited	2	375
Teladoc Health, Inc. (a)	2	166
Vertex Pharmaceuticals Incorporated (a)	4	1,014
Waters Corp. (a)	1	286
West Pharmaceutical Services Inc.	1	469
Zoetis Inc. - Class A	7	1,363
		34,321
Financials 9.4%
Ally Financial Inc.	5	238
American Express Company	10	1,881
Ameriprise Financial, Inc.	2	511
Arthur J Gallagher & Co.	3	559
Bank of Hawaii Corporation	1	47
BlackRock, Inc.	2	1,774
Cathay General Bancorp (a)	1	59
Chubb Limited	7	1,407
Citizens Financial Group Inc.	6	289
CME Group Inc. - Class A (a)	5	1,306
Comerica Inc.	2	179
Discover Financial Services	4	486
Equitable Holdings, Inc.	5	169
FactSet Research Systems Inc.	1	253
First Republic Bank	3	442
Franklin Resources Inc.	4	123
Heartland Financial USA, Inc. (a)	1	27
Huntington Bancshares Incorporated (a)	22	317
Intercontinental Exchange, Inc.	9	1,137
International Bancshares Corporation (a)	1	37
Invesco Ltd.	5	126
KeyCorp	14	322
Lincoln National Corporation	3	172
Loews Corp.	3	222
M&T Bank Corporation	2	327
Marsh & McLennan Companies, Inc.	8	1,314
Moody's Corp.	3	862
Morgan Stanley	21	1,797
New York Community Bancorp Inc. - Series A	7	80
Northern Trust Corp.	3	353
Old National Bancorp (a)	4	72
People's United Financial Inc. (a)	6	125
Principal Financial Group, Inc. (a)	4	305
Progressive Corp.	9	1,019
Prudential Financial Inc.	6	678
Regions Financial Corporation	15	333
S&P Global Inc.	5	2,219
State Street Corporation	6	490
SVB Financial Group (a)	1	505
Synchrony Financial	8	294
T. Rowe Price Group, Inc. (a)	3	519
The Allstate Corporation	4	607
The Bank of New York Mellon Corporation (d)	12	598
The Charles Schwab Corporation	22	1,866
The Hartford Financial Services Group, Inc.	5	366
The PNC Financial Services Group, Inc.	6	1,191
The Travelers Companies, Inc.	4	684
Truist Financial Corporation	20	1,156
Umpqua Holdings Corp.	3	61
Voya Financial, Inc. (c)	2	107
Willis Towers Watson Public Limited Company	2	453
Zions Bancorp	2	158
		30,622
Industrials 8.4%
3M Company	9	1,311
ACCO Brands Corporation	3	21
Acuity Brands, Inc.	1	106
AGCO Corporation	1	145
Air Lease Corporation - Class A	2	83
Allegion Public Limited Company	1	149
AMERCO (a)	—	84
AO Smith Corp.	2	129
Applied Industrial Technologies, Inc.	1	55
Arcbest Corporation (a)	—	28
ASGN Incorporated (a)	1	95
Avis Budget Group, Inc. (a)	1	156
Builders FirstSource, Inc. (a)	3	194
C.H. Robinson Worldwide, Inc. (a)	2	211
Carrier Global Corporation	13	579
Caterpillar Inc.	8	1,841
Copart Inc. (a)	3	415
CSX Corp. (a)	34	1,269
Cummins Inc.	2	446
Deere & Company	4	1,870
Delta Air Lines, Inc. (a)	3	102
Deluxe Corp.	1	16
Dover Corporation	2	339
Eaton Corporation Public Limited Company	6	924
EMCOR Group, Inc.	1	95
Expeditors International of Washington Inc. (a)	3	260
Exponent, Inc. (a)	1	80
Fastenal Co. (a)	9	529
Flowserve Corporation	2	65
Fortive Corporation	5	325
Fortune Brands Home & Security, Inc.	2	156
Graco Inc.	3	177
Granite Construction Incorporated	1	21
H&E Equipment Services, Inc. (a)	—	15
Heidrick & Struggles International Inc. (a)	—	15
HNI Corp.	—	18
ICF International, Inc. (a)	—	24
IDEX Corporation	1	219
Illinois Tool Works Inc.	5	1,004
Interface Inc. - Class A (a)	1	9
Johnson Controls International Public Limited Company	11	708
Kelly Services Inc. - Class A (a)	—	3
Knight-Swift Transportation Holdings Inc. - Class A	2	125
Lennox International Inc.	1	134
Lincoln Electric Holdings Inc. (a)	1	111
ManpowerGroup Inc.	1	80
Masco Corporation	4	185
Meritor, Inc. (a)	1	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Middleby Corp. (a)	1	145
Norfolk Southern Corporation	4	1,064
Owens Corning Inc.	2	139
PACCAR Inc.	5	471
Parker-Hannifin Corporation	2	557
Pentair Public Limited Company	3	138
Quanta Services, Inc.	2	292
Resources Connection, Inc. (a)	—	2
Robert Half International Inc.	2	191
Rockwell Automation Inc.	2	501
Roper Technologies, Inc.	2	761
Ryder System, Inc.	1	73
Sensata Technologies Holding PLC (a)	2	121
Snap-On Inc.	1	168
Southwest Airlines Co. (a)	2	95
Spirit Aerosystems Holdings Inc. - Class A	2	87
Stanley Black & Decker, Inc.	2	342
Steelcase Inc. - Class A	2	22
Tennant Co.	—	34
Tetra Tech, Inc. (a)	1	142
Timken Co.	1	61
Trane Technologies Public Limited Company	4	548
TransUnion	3	308
TrueBlue, Inc. (a)	—	10
Union Pacific Corporation	10	2,683
United Parcel Service Inc. - Class B	11	2,389
United Rentals Inc. (a)	1	394
W. W. Grainger, Inc.	1	344
Wabtec Corp.	3	252
Xylem Inc.	3	242
		27,545
Consumer Staples 7.6%
Archer-Daniels-Midland Company	8	765
Bunge Limited	2	238
Campbell Soup Company	3	125
Church & Dwight Co. Inc.	4	364
Colgate-Palmolive Co.	12	928
ConAgra Brands Inc.	7	245
Darling Ingredients Inc. (a)	2	200
Estee Lauder Cos. Inc. - Class A	4	968
General Mills, Inc.	9	627
Hain Celestial Group Inc. (a)	2	60
Hormel Foods Corp.	4	229
Ingredion Inc.	1	83
JM Smucker Co.	2	231
Kellogg Co.	4	258
Keurig Dr Pepper Inc. (a)	11	403
Kimberly-Clark Corporation	5	629
Kraft Heinz Foods Company (a)	10	408
Lamb Weston Holdings Inc.	2	133
McCormick & Company, Incorporated	4	385
Mondelez International, Inc. - Class A (a)	21	1,338
PepsiCo, Inc. (a)	21	3,535
Procter & Gamble Co.	37	5,649
Sysco Corp.	8	639
Target Corporation	7	1,553
The Clorox Company	2	270
The Coca-Cola Company	63	3,886
The Kroger Co.	11	613
United Natural Foods Inc. (a)	1	34
		24,796
Real Estate 3.5%
American Tower Corporation	7	1,748
AvalonBay Communities, Inc.	2	530
Boston Properties Inc.	2	290
CBRE Group, Inc. - Class A (a)	5	473
Corporate Office Properties Trust	2	45
Digital Realty Trust Inc.	4	618
Duke Realty Corp.	6	330
Equinix, Inc.	1	1,020
Equity Residential	6	495
Federal Realty Investment Trust	1	125
Healthpeak Properties, Inc.	8	279
Host Hotels & Resorts, Inc. (a)	11	215
Iron Mountain Incorporated	5	250
Jones Lang LaSalle Incorporated (a)	1	182
Macerich Co.	3	44
PotlatchDeltic Corp. (a)	1	49
ProLogis Inc.	11	1,824
Realogy Holdings Corp. (a)	2	24
SBA Communications Corporation (a)	2	572
Simon Property Group, Inc.	5	665
UDR, Inc.	5	272
Ventas, Inc.	6	383
Welltower Inc.	7	642
Weyerhaeuser Company	11	427
		11,502
Materials 2.7%
Air Products and Chemicals, Inc.	3	850
Albemarle Corporation	2	386
Avery Dennison Corporation	1	211
Axalta Coating Systems Ltd. (a)	3	79
Ball Corporation	5	446
Compass Minerals International, Inc.	1	43
Ecolab Inc.	4	699
H.B. Fuller Company	1	47
International Flavors & Fragrances Inc.	4	511
Linde Public Limited Company	8	2,501
Minerals Technologies Inc.	1	40
MOS Holdings Inc.	6	380
Newmont Corporation	12	976
PPG Industries, Inc.	4	469
Schnitzer Steel Industries Inc. - Class A (a)	—	13
Sealed Air Corporation	2	155
Sherwin-Williams Co.	4	950
Sonoco Products Co.	2	97
		8,853
Energy 1.3%
Baker Hughes, a GE Company, LLC - Class A (a)	13	456
Cheniere Energy, Inc.	4	518
Core Laboratories N.V.	1	30
Marathon Petroleum Corporation	9	804
NOV Inc.	6	123
ONEOK, Inc.	7	480
Phillips 66	7	639
TechnipFMC PLC	7	52
The Williams Companies, Inc.	18	614
Valero Energy Corporation	6	632
		4,348
Utilities 0.9%
American Water Works Company, Inc.	3	468
Atmos Energy Corporation	2	246
Avista Corporation	1	43
Consolidated Edison, Inc.	5	515
Essential Utilities, Inc.	4	182
Eversource Energy	5	455
MDU Resources Group Inc.	3	87
New Jersey Resources Corp.	1	61
Ormat Technologies Inc. (c)	1	52
Sempra Energy	5	813
UGI Corp.	3	117
		3,039
Total Common Stocks (cost $281,626)		323,802
INVESTMENT COMPANIES 0.4%
iShares MSCI KLD 400 Social ETF	16	1,353
Total Investment Companies (cost $1,369)		1,353
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.01% (d) (e)	8,216	8,216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	418	418
Total Short Term Investments (cost $8,634)		8,634
Total Investments 101.9% (cost $291,629)		333,789
Other Derivative Instruments (0.0)%		(13)
Other Assets and Liabilities, Net (1.9)%		(6,166)
Total Net Assets 100.0%		327,610

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon MSCI KLD 400 Social Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	676	97	73	4	2	(104)	598	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/09/18	628	654	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	June 2022	839	(13)	68

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	323,802	—	—	323,802
Investment Companies	1,353	—	—	1,353
Short Term Investments	8,634	—	—	8,634
	333,789	—	—	333,789
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	68	—	—	68
	68	—	—	68

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 98.7%
Information Technology 49.9%
Adobe Inc. (a)	206	94,011
Advanced Micro Devices, Inc. (a)	712	77,835
Analog Devices, Inc. (a)	229	37,760
ANSYS, Inc. (a)	38	12,104
Apple Inc. (a)	4,297	750,281
Applied Materials, Inc. (a)	386	50,861
ASML Holding - ADR (a)	36	24,192
Atlassian Corporation PLC - Class A (a)	62	18,118
Autodesk, Inc. (a)	96	20,571
Automatic Data Processing, Inc. (a)	183	41,751
Broadcom Inc. (a)	179	112,861
Cadence Design Systems Inc. (a)	121	19,884
Cisco Systems, Inc. (a)	1,815	101,186
Cognizant Technology Solutions Corp. - Class A (a)	228	20,462
CrowdStrike Holdings, Inc. - Class A (a)	91	20,653
Datadog, Inc. - Class A (a)	115	17,487
DocuSign, Inc. (a)	87	9,272
Fiserv, Inc. (a)	288	29,152
Fortinet, Inc. (a)	71	24,278
Intel Corporation (a)	1,779	88,156
Intuit Inc. (a)	124	59,478
KLA-Tencor Corp. (a)	66	24,240
Lam Research Corp. (a)	61	32,938
Marvell Technology, Inc.	369	26,432
Microchip Technology Incorporated (a)	242	18,179
Micron Technology, Inc. (a)	487	37,900
Microsoft Corporation (a)	1,974	608,579
NetEase, Inc. - ADR (a)	92	8,207
NVIDIA Corporation (a)	926	252,769
NXP Semiconductors N.V.	116	21,386
Okta, Inc. - Class A (a)	65	9,798
Palo Alto Networks, Inc. (a)	43	26,825
Paychex Inc. (a)	157	21,480
Paypal Holdings, Inc. (a)	509	58,856
Qualcomm Incorporated (a)	492	75,235
Skyworks Solutions, Inc. (a)	72	9,581
Splunk Inc. (a)	70	10,408
Synopsys Inc. (a)	66	22,095
Texas Instruments Incorporated (a)	403	73,983
VeriSign, Inc. (a)	48	10,705
Workday, Inc. - Class A (a)	86	20,502
Zoom Video Communications, Inc. - Class A (a)	105	12,348
Zscaler, Inc. (a)	61	14,714
		3,027,513
Communication Services 17.4%
Activision Blizzard, Inc. (a)	339	27,170
Alphabet Inc. - Class A (a)	79	220,252
Alphabet Inc. - Class C (a)	83	232,120
Baidu, Inc. - Class A - ADR (a)	106	13,982
Booking Holdings Inc. (a)	18	42,047
Charter Communications, Inc. - Class A (a)	75	41,164
Comcast Corporation - Class A (a)	1,976	92,523
Electronic Arts Inc.	123	15,586
Facebook, Inc. - Class A (a)	910	202,433
Match Group Holdings II, LLC (a)	125	13,545
Netflix, Inc. (a)	194	72,647
Sirius XM Holdings Inc. (a) (b)	1,739	11,514
T-Mobile US, Inc. (a)	546	70,044
		1,055,027
Consumer Discretionary 16.1%
Airbnb, Inc. - Class A (a)	162	27,849
Amazon.com, Inc. (a)	134	436,762
Dollar Tree Inc. (a)	98	15,667
eBay Inc. (a)	257	14,696
JD.com, Inc. - Class A - ADR (a)	261	15,078
Lucid Group, Inc. (a) (b)	722	18,344
Lululemon Athletica Inc. (a)	54	19,838
Marriott International, Inc. - Class A (a)	142	24,899
MercadoLibre S.R.L (a)	22	26,071
O'Reilly Automotive, Inc. (a)	29	20,150
Pinduoduo Inc. - ADR (a)	193	7,753
Ross Stores Inc. (a)	154	13,971
Starbucks Corporation (a)	503	45,711
Tesla Inc. (a)	272	293,239
		980,028
Health Care 5.8%
Align Technology, Inc. (a)	34	14,967
Amgen Inc. (a)	243	58,842
AstraZeneca PLC - ADR (a)	249	16,532
Biogen Inc. (a)	64	13,484
DexCom Inc. (a)	42	21,632
Gilead Sciences, Inc. (a)	546	32,472
IDEXX Laboratories, Inc. (a)	37	20,130
Illumina, Inc. (a)	68	23,731
Intuitive Surgical, Inc. (a)	156	47,145
Moderna, Inc. (a)	176	30,382
Regeneron Pharmaceuticals, Inc. (a)	47	32,558
Seagen Inc. (a)	80	11,555
Vertex Pharmaceuticals Incorporated (a)	111	29,022
		352,452
Consumer Staples 5.4%
Costco Wholesale Corporation (a)	194	111,546
Keurig Dr Pepper Inc. (a)	620	23,479
Kraft Heinz Foods Company (a)	534	21,046
Mondelez International, Inc. - Class A (a)	607	38,115
Monster Beverage 1990 Corporation (a)	231	18,435
PepsiCo, Inc. (a)	604	101,154
Walgreens Boots Alliance, Inc. (a)	376	16,811
		330,586
Industrials 3.0%
Cintas Corp. (a)	45	19,276
Copart Inc. (a)	103	12,959
CSX Corp. (a)	958	35,882
Fastenal Co. (a)	251	14,893
Honeywell International Inc. (a)	300	58,329
Old Dominion Freight Line Inc. (a)	50	14,958
PACCAR Inc.	151	13,291
Verisk Analytics, Inc. (a)	70	15,074
		184,662
Utilities 1.1%
American Electric Power Company, Inc. (a)	219	21,842
Constellation Energy Group, Inc. (a)	143	8,021
Exelon Corporation (a)	427	20,339
Xcel Energy Inc. (a)	238	17,157
		67,359
Total Common Stocks (cost $3,370,544)		5,997,627
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.01% (c) (d)	74,296	74,296
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	21,176	21,176
Total Short Term Investments (cost $95,472)		95,472
Total Investments 100.3% (cost $3,466,016)		6,093,099
Other Derivative Instruments (0.0)%		(1,090)
Other Assets and Liabilities, Net (0.3)%		(18,573)
Total Net Assets 100.0%		6,073,436

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	265	June 2022	76,464	(1,090)	2,341

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	5,997,627	—	—	5,997,627
Short Term Investments	95,472	—	—	95,472
	6,093,099	—	—	6,093,099
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,341	—	—	2,341
	2,341	—	—	2,341

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.0%
Real Estate 96.4%
AGNC Investment Corp. (a)	83	1,083
Agree Realty Corporation	11	749
Alexandria Real Estate Equities, Inc.	23	4,648
American Assets Trust, Inc.	8	320
American Campus Communities, Inc.	22	1,237
American Homes 4 Rent - Class A	47	1,876
American Tower Corporation	72	18,155
Americold Realty Trust	42	1,181
Apartment Income REIT Corp.	25	1,332
Apple Hospitality REIT, Inc.	34	609
Arbor Realty Trust, Inc.	24	405
AvalonBay Communities, Inc.	22	5,508
Boston Properties Inc.	23	2,905
Brandywine Realty Trust	27	380
Brixmor Property Group Inc.	47	1,215
Camden Property Trust	16	2,695
CBRE Group, Inc. - Class A (a)	53	4,860
Chimera Investment Corporation	37	450
Corporate Office Properties Trust	18	505
Cousins Properties Incorporated	24	953
Crown Castle International Corp.	69	12,661
CubeSmart	35	1,807
Cushman & Wakefield PLC (a)	24	484
Digital Realty Trust Inc.	45	6,386
DigitalBridge Group, Inc. - Class A (a)	81	583
Douglas Emmett, Inc.	28	933
Duke Realty Corp.	60	3,509
EastGroup Properties Inc.	7	1,313
EPR Properties	12	652
Equinix, Inc.	14	10,596
Equity Commonwealth (a)	18	506
Equity Lifestyle Properties, Inc.	27	2,095
Equity Residential	54	4,876
Essential Properties Realty Trust, Inc.	19	484
Essex Property Trust Inc.	10	3,577
eXp World Holdings, Inc. (a) (b)	11	226
Extra Space Storage Inc.	21	4,368
Federal Realty Investment Trust	11	1,371
First Industrial Realty Trust, Inc.	21	1,281
Four Corners Property Trust, Inc.	12	335
Gaming and Leisure Properties, Inc. (a)	37	1,749
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14	639
Healthcare Realty Trust Inc.	24	646
Healthcare Trust of America, Inc. - Class A	35	1,100
Healthpeak Properties, Inc.	86	2,938
Highwoods Properties Inc.	17	759
Host Hotels & Resorts, Inc. (a)	113	2,202
Hudson Pacific Properties Inc.	24	674
Independence Realty Trust, Inc.	35	921
Innovative Industrial Properties, Inc.	4	831
Invitation Homes Inc.	95	3,805
Iron Mountain Incorporated	46	2,546
JBG Smith Properties	18	533
Jones Lang LaSalle Incorporated (a)	8	1,918
Kennedy-Wilson Holdings Inc.	19	465
Kilroy Realty Corporation	17	1,276
Kimco Realty Corporation	98	2,417
Kite Realty Naperville, LLC	35	787
Lamar Advertising Co. - Class A (a)	14	1,601
Lexington Realty Trust	45	701
Life Storage Inc.	13	1,828
Macerich Co.	34	526
Medical Properties Trust, Inc.	95	2,002
Mid-America Apartment Communities, Inc.	18	3,833
National Health Investors, Inc.	7	426
National Retail Properties, Inc.	28	1,253
National Storage Affiliates Trust	13	812
New Residential Investment Corp.	74	816
Newmark Group, Inc. - Class A (a)	26	412
Omega Healthcare Investors, Inc.	38	1,183
Open Doors Technology Inc. - Class A (a)	62	533
OUTFRONT Media Inc.	23	660
Park Hotels & Resorts Inc.	37	729
Pebblebrook Hotel Trust	21	508
Physicians Realty Trust	35	616
Piedmont Office Realty Trust Inc. - Class A	20	343
PotlatchDeltic Corp. (a)	11	578
ProLogis Inc.	117	18,962
PS Business Parks, Inc.	3	540
Public Storage	24	9,448
Rayonier Inc.	23	944
Realty Income Corporation	90	6,222
Redfin Corporation (a)	17	305
Regency Centers Corp. (a)	24	1,744
Rexford Industrial Realty, Inc.	25	1,897
RLJ III-EM Columbus Lessee, LLC	27	375
Ryman Hospitality Properties, Inc. (a)	9	806
Sabra Health Care REIT, Inc. (a)	37	544
Safehold Inc.	2	121
SBA Communications Corporation (a)	17	5,940
Simon Property Group, Inc.	52	6,860
SITE Centers Corp.	28	472
SL Green Realty Corp. (b)	10	829
Spirit Realty Capital, Inc.	20	935
St. Joe Co.	5	313
STAG Industrial, Inc.	28	1,158
Starwood Property Trust, Inc.	48	1,170
STORE Capital Corp.	39	1,140
Sun Communities Inc.	18	3,226
Sunstone Hotel Investors Inc. (a)	35	413
Terreno Realty Corporation	12	888
The Howard Hughes Corporation (a)	7	682
UDR, Inc.	47	2,723
Uniti Group Inc. (a)	37	512
Urban Edge Properties	18	337
Ventas, Inc.	63	3,912
VICI Properties Inc.	100	2,840
Vornado Realty Trust	25	1,145
W.P. Carey Inc.	30	2,445
Welltower Inc.	69	6,640
Wework Inc. - Class A (a) (b)	34	229
Weyerhaeuser Company	119	4,494
		245,886
Industrials 1.6%
CoStar Group, Inc. (a)	63	4,174
Financials 1.0%
Annaly Capital Management, Inc.	232	1,631
Blackstone Mortgage Trust, Inc. - Class A	27	851
		2,482
Total Common Stocks (cost $239,507)		252,542
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (c) (d)	2,794	2,794
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	1,180	1,180
Total Short Term Investments (cost $3,974)		3,974
Total Investments 100.6% (cost $243,481)		256,516
Other Derivative Instruments (0.0)%		(26)
Other Assets and Liabilities, Net (0.6)%		(1,476)
Total Net Assets 100.0%		255,014

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	40	June 2022	2,295	(26)	64

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	252,542	—	—	252,542
Short Term Investments	3,974	—	—	3,974
	256,516	—	—	256,516
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	64	—	—	64
	64	—	—	64

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 98.8%
Information Technology 27.7%
Accenture Public Limited Company - Class A	204	68,784
Adobe Inc. (a)	151	69,015
Advanced Micro Devices, Inc. (a)	525	57,408
Akamai Technologies, Inc. (a) (b)	54	6,416
Amphenol Corporation - Class A (b)	194	14,620
Analog Devices, Inc. (a)	169	27,881
ANSYS, Inc. (a)	29	9,244
Apple Inc. (a)	4,988	870,915
Applied Materials, Inc. (a)	284	37,396
Arista Networks, Inc. (a)	74	10,293
Autodesk, Inc. (a)	71	15,278
Automatic Data Processing, Inc. (a)	134	30,527
Broadcom Inc. (a)	132	83,317
Broadridge Financial Solutions, Inc. (b)	37	5,800
Cadence Design Systems Inc. (a)	88	14,481
CDW Corp. (a) (b)	44	7,953
Ceridian HCM Holding Inc. (a)	45	3,097
Cisco Systems, Inc. (a)	1,355	75,535
Citrix Systems Inc. (a)	41	4,134
Cognizant Technology Solutions Corp. - Class A (a)	168	15,054
Corning Incorporated	230	8,477
DXC Technology Company (a) (b)	85	2,764
Enphase Energy, Inc. (a) (b)	43	8,627
EPAM Systems, Inc. (a) (b)	17	5,167
F5 Networks, Inc. (a)	19	4,062
Fidelity National Information Services, Inc.	195	19,574
Fiserv, Inc. (a)	194	19,722
FleetCor Technologies Inc. (a)	27	6,696
Fortinet, Inc. (a)	44	14,971
Gartner Inc. (a)	27	8,065
Global Payments Inc.	93	12,759
Hewlett Packard Enterprise Company (b)	386	6,448
HP Inc. (b)	348	12,644
Intel Corporation (a)	1,306	64,723
International Business Machines Corporation	287	37,338
Intuit Inc. (a)	91	43,953
IPG Photonics Corporation (a)	11	1,233
Jack Henry & Associates Inc. (a) (b)	23	4,545
Juniper Networks, Inc. (b)	99	3,693
Keysight Technologies, Inc. (a)	60	9,476
KLA-Tencor Corp. (a)	49	17,921
Lam Research Corp. (a)	44	23,888
Leidos Holdings Inc. (b)	45	4,809
MasterCard Incorporated - Class A	278	99,192
Microchip Technology Incorporated (a)	176	13,196
Micron Technology, Inc. (a)	358	27,906
Microsoft Corporation (a)	2,412	743,610
Monolithic Power Systems Inc. (a) (b)	14	6,847
Motorola Solutions Inc.	55	13,248
NetApp, Inc. (a)	71	5,899
NortonLifelock Inc. (a) (b)	181	4,795
NVIDIA Corporation (a)	804	219,506
NXP Semiconductors N.V.	86	15,904
Oracle Corporation	506	41,852
Paychex Inc. (a)	104	14,174
Paycom Software, Inc. (a)	16	5,397
Paypal Holdings, Inc. (a)	377	43,570
PTC Inc. (a) (b)	34	3,666
Qorvo, Inc. (a)	31	3,832
Qualcomm Incorporated (a)	365	55,765
Salesforce.Com, Inc. (a)	318	67,581
Seagate Technology Holdings Public Limited Company (a) (b)	67	6,009
ServiceNow, Inc. (a) (b)	64	35,734
Skyworks Solutions, Inc. (a)	53	7,111
SolarEdge Technologies Ltd. (a) (b)	17	5,608
Synopsys Inc. (a)	49	16,442
TE Connectivity Ltd. (b) (c)	103	13,496
Teradyne Inc. (a) (b)	52	6,181
Texas Instruments Incorporated (a)	299	54,810
Trimble Inc. (a) (b)	83	5,963
Tyler Technologies Inc. (a)	13	5,918
VeriSign, Inc. (a) (b)	30	6,773
Visa Inc. - Class A (b)	534	118,325
Western Digital Corporation (a)	100	4,956
Zebra Technologies Corp. - Class A (a)	17	7,133
		3,449,102
Health Care 13.4%
Abbott Laboratories	569	67,400
AbbVie Inc.	570	92,366
ABIOMED, Inc. (a) (b)	15	4,966
Agilent Technologies, Inc.	99	13,058
Align Technology, Inc. (a)	24	10,369
AmerisourceBergen Corporation	49	7,530
Amgen Inc. (a)	181	43,742
Anthem, Inc.	79	38,590
Baxter International Inc.	160	12,373
Becton, Dickinson and Company	92	24,422
Biogen Inc. (a)	47	9,819
Bio-Rad Laboratories, Inc. - Class A (a)	7	4,027
Bio-Techne Corporation (a) (b)	13	5,430
Boston Scientific Corporation (a)	459	20,344
Bristol-Myers Squibb Company	701	51,213
Cardinal Health, Inc.	91	5,136
Catalent Inc. (a) (b)	55	6,077
Centene Corporation (a)	188	15,854
Cerner Corp. (a)	92	8,593
Charles River Laboratories International Inc. (a) (b)	16	4,612
Cigna Holding Company	104	24,895
Cooper Cos. Inc. (b)	16	6,606
CVS Health Corporation	422	42,721
Danaher Corporation	204	59,704
DaVita Inc. (a)	22	2,460
Dentsply Sirona Inc.	70	3,432
DexCom Inc. (a) (b)	31	15,933
Edwards Lifesciences Corporation (a) (b)	203	23,956
Eli Lilly & Co.	256	73,341
Gilead Sciences, Inc. (a)	398	23,650
HCA Healthcare, Inc.	78	19,432
Henry Schein Inc. (a) (b)	46	4,035
Hologic Inc. (a)	81	6,203
Humana Inc.	42	18,174
IDEXX Laboratories, Inc. (a) (b)	27	14,777
Illumina, Inc. (a)	50	17,311
Incyte Corporation (a)	62	4,935
Intuitive Surgical, Inc. (a)	115	34,829
IQVIA Inc. (a)	62	14,325
Johnson & Johnson	847	150,047
Laboratory Corporation of America Holdings (a)	29	7,578
McKesson Corporation (b)	48	14,672
Medtronic Public Limited Company	432	47,952
Merck & Co., Inc.	812	66,636
Mettler-Toledo International Inc. (a) (b)	7	10,048
Moderna, Inc. (a) (b)	113	19,467
Molina Healthcare, Inc. (a)	19	6,372
Organon & Co. (b)	82	2,868
PerkinElmer Inc. (b)	41	7,204
Pfizer Inc.	1,805	93,444
Quest Diagnostics Incorporated (b)	40	5,422
Regeneron Pharmaceuticals, Inc. (a)	34	23,827
ResMed Inc. (b)	47	11,292
Steris Limited (b)	32	7,621
Stryker Corporation	109	29,034
Teleflex Incorporated	15	5,333
Thermo Fisher Scientific Inc.	127	74,864
UnitedHealth Group Incorporated	303	154,587
Universal Health Services Inc. - Class B (b)	24	3,433
Vertex Pharmaceuticals Incorporated (a)	82	21,482
Viatris, Inc.	377	4,098
Waters Corp. (a)	20	6,073
West Pharmaceutical Services Inc.	24	9,809
Zimmer Biomet Holdings, Inc. (b)	67	8,607
Zoetis Inc. - Class A	151	28,479
		1,676,889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Consumer Discretionary 11.1%
Advance Auto Parts, Inc. (b)	21	4,309
Amazon.com, Inc. (a)	141	458,955
Aptiv PLC (a) (b)	87	10,466
AutoZone, Inc. (a) (b)	6	13,143
Bath & Body Works, Inc. (b)	85	4,076
Best Buy Co., Inc. (b)	65	5,953
BorgWarner Inc.	76	2,947
Caesars Entertainment, Inc. (a) (b)	68	5,228
CarMax Inc. (a) (b)	52	5,049
Carnival Plc (a) (b)	263	5,319
Chipotle Mexican Grill Inc. (a)	9	14,420
D.R. Horton, Inc.	107	7,980
Darden Restaurants Inc. (b)	40	5,373
Dollar Tree Inc. (a) (b)	73	11,662
Domino's Pizza, Inc. (b)	12	4,750
eBay Inc. (a) (b)	203	11,605
ETSY, Inc. (a) (b)	41	5,053
Ford Motor Company	1,266	21,407
Garmin Ltd. (b)	50	5,887
General Motors Company (a)	468	20,451
Genuine Parts Co.	45	5,715
Hasbro, Inc. (a) (b)	41	3,322
Hilton Worldwide Holdings Inc. (a)	90	13,636
Las Vegas Sands Corp. (a) (b)	108	4,210
Lennar Corporation - Class A	81	6,555
LKQ Corporation	88	3,980
Lowe`s Companies, Inc.	217	43,826
Marriott International, Inc. - Class A (a)	88	15,554
McDonald's Corporation	240	59,233
MGM Resorts International (b)	116	4,848
Mohawk Industries Inc. (a) (b)	18	2,245
Newell Brands Inc. (b)	119	2,554
NIKE, Inc. - Class B (b)	410	55,191
Norwegian Cruise Line Holdings Ltd. (a) (b)	120	2,619
NVR, Inc. (a)	1	4,619
O'Reilly Automotive, Inc. (a)	21	14,514
Penn National Gaming Inc. (a) (b)	57	2,422
Pool Corporation (a)	14	5,758
Pulte Homes Inc. (b)	77	3,235
PVH Corp.	24	1,813
Ralph Lauren Corp. - Class A (b)	16	1,765
Ross Stores Inc. (a) (b)	115	10,432
Royal Caribbean Cruises Ltd. (b)	72	6,000
Starbucks Corporation (a)	367	33,390
Tapestry Inc. (b)	88	3,276
Tesla Inc. (a)	269	290,225
The Home Depot, Inc.	336	100,537
TJX Cos. Inc.	383	23,229
Tractor Supply Co. (a)	36	8,389
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	18	7,172
Under Armour Inc. - Class A (a) (b)	65	1,103
Under Armour Inc. - Class C (a)	65	1,015
VF Corp. (b)	106	6,050
Whirlpool Corporation (b)	20	3,454
Wynn Resorts, Limited (a) (b)	35	2,766
Yum! Brands, Inc.	89	10,517
		1,389,202
Financials 11.0%
AFLAC Incorporated (b)	194	12,503
American Express Company	198	37,004
American International Group, Inc.	268	16,834
Ameriprise Financial, Inc.	34	10,194
AON Public Limited Company - Class A (b)	69	22,481
Arthur J Gallagher & Co.	66	11,608
Assurant, Inc.	17	3,140
Bank of America Corporation	2,287	94,267
Berkshire Hathaway Inc. - Class B (a) (b)	589	207,972
BlackRock, Inc.	46	34,977
Brown & Brown Inc. (b)	73	5,292
Capital One Financial Corporation	136	17,802
Cboe Global Markets, Inc.	37	4,247
Chubb Limited	139	29,830
Cincinnati Financial Corporation (b)	50	6,763
Citigroup Inc.	644	34,387
Citizens Financial Group Inc. (b)	135	6,136
CME Group Inc. - Class A (a)	115	27,340
Comerica Inc.	40	3,609
Discover Financial Services (b)	94	10,344
Everest Re Group, Ltd.	13	4,009
FactSet Research Systems Inc.	12	5,121
Fifth Third Bancorp (a)	221	9,500
First Republic Bank	58	9,381
Franklin Resources Inc. (b)	91	2,532
Globe Life Inc. (b)	29	2,868
Huntington Bancshares Incorporated (a) (b)	478	6,986
Intercontinental Exchange, Inc.	182	24,058
Invesco Ltd. (b)	111	2,554
JPMorgan Chase & Co.	951	129,674
KeyCorp	287	6,433
Lincoln National Corporation	54	3,503
Loews Corp.	66	4,272
M&T Bank Corporation (b)	42	7,149
MarketAxess Holdings Inc. (a)	13	4,316
Marsh & McLennan Companies, Inc.	161	27,416
MetLife, Inc.	231	16,204
Moody's Corp.	52	17,592
Morgan Stanley	458	40,056
MSCI Inc. - Class A	27	13,447
NASDAQ Inc. (a) (b)	38	6,684
Northern Trust Corp. (b)	66	7,677
People's United Financial Inc. (a) (b)	141	2,827
Principal Financial Group, Inc. (a) (b)	81	5,935
Progressive Corp.	187	21,273
Prudential Financial Inc. (b)	122	14,423
Raymond James Financial Inc. (b)	60	6,625
Regions Financial Corporation (b)	285	6,342
S&P Global Inc. (b)	113	46,384
Signature Bank	19	5,682
State Street Corporation	117	10,163
SVB Financial Group (a)	19	10,601
Synchrony Financial	170	5,916
T. Rowe Price Group, Inc. (a) (b)	75	11,284
The Allstate Corporation	93	12,835
The Bank of New York Mellon Corporation (d)	232	11,528
The Charles Schwab Corporation	485	40,922
The Goldman Sachs Group, Inc. (b)	109	36,056
The Hartford Financial Services Group, Inc.	111	7,945
The PNC Financial Services Group, Inc.	136	25,003
The Travelers Companies, Inc.	75	13,792
Truist Financial Corporation	430	24,373
U.S. Bancorp	436	23,198
W. R. Berkley Corporation	72	4,768
Wells Fargo & Company	1,250	60,582
Willis Towers Watson Public Limited Company (b)	37	8,754
Zions Bancorp (b)	41	2,705
		1,368,078
Communication Services 9.6%
Activision Blizzard, Inc. (a)	251	20,123
Alphabet Inc. - Class A (a)	97	269,185
Alphabet Inc. - Class C (a)	89	249,587
AT&T Inc.	2,289	54,096
Booking Holdings Inc. (a)	13	31,199
Charter Communications, Inc. - Class A (a) (b)	38	20,606
Comcast Corporation - Class A (a)	1,448	67,799
Discovery, Inc. - Series A (a) (b)	55	1,375
Discovery, Inc. - Series C (a) (b)	98	2,458
Dish Network Corporation - Class A (a) (b)	82	2,605
Electronic Arts Inc.	90	11,420
Expedia Group, Inc. (a)	50	9,709
Facebook, Inc. - Class A (a)	743	165,186
Fox Corporation - Class A (a) (b)	107	4,205
Fox Corporation - Class B (a) (b)	45	1,626
Interpublic Group of Cos. Inc. (b)	128	4,540
Live Nation Entertainment, Inc. (a) (b)	43	5,028
Lumen Technologies Inc. (b)	298	3,362
Match Group Holdings II, LLC (a) (b)	91	9,892
Netflix, Inc. (a)	142	53,348

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
News Corporation - Class A (a) (b)	130	2,883
News Corporation - Class B (a) (b)	38	848
Omnicom Group Inc. (b)	69	5,830
Take-Two Interactive Software Inc. (a) (b)	39	6,006
T-Mobile US, Inc. (a) (b)	189	24,309
Twitter, Inc. (a) (b)	259	10,006
Verizon Communications Inc.	1,351	68,798
ViacomCBS Inc. - Class B (a) (b)	196	7,428
Walt Disney Co. (a)	584	80,153
		1,193,610
Industrials 7.8%
3M Company	181	26,908
Alaska Air Group, Inc. (a) (b)	41	2,383
Allegion Public Limited Company	29	3,160
American Airlines Group Inc. (a) (b)	211	3,855
AMETEK, Inc.	77	10,255
AO Smith Corp. (b)	44	2,782
C.H. Robinson Worldwide, Inc. (a) (b)	43	4,581
Carrier Global Corporation (b)	280	12,857
Caterpillar Inc. (b)	173	38,634
Cintas Corp. (a)	28	11,980
Copart Inc. (a) (b)	69	8,638
CSX Corp. (a)	721	27,017
Cummins Inc.	47	9,546
Deere & Company	90	37,538
Delta Air Lines, Inc. (a)	206	8,169
Dover Corporation (b)	46	7,257
Eaton Corporation Public Limited Company	129	19,579
Emerson Electric Co.	188	18,446
Equifax Inc. (b)	39	9,340
Expeditors International of Washington Inc. (a)	55	5,715
Fastenal Co. (a) (b)	186	11,038
FedEx Corporation	79	18,293
Fortive Corporation	119	7,228
Fortune Brands Home & Security, Inc.	42	3,100
Generac Holdings Inc. (a) (b)	20	6,060
General Dynamics Corporation	75	18,113
General Electric Company	357	32,646
Honeywell International Inc. (a)	220	42,901
Howmet Aerospace Inc.	121	4,356
Huntington Ingalls Industries Inc.	13	2,518
IDEX Corporation (b)	24	4,647
Illinois Tool Works Inc. (b)	91	18,988
Ingersoll Rand Inc. (b)	131	6,581
Jacobs Engineering Group Inc. (b)	42	5,728
JB Hunt Transport Services Inc. (a)	27	5,336
Johnson Controls International Public Limited Company	229	14,995
L3Harris Technologies, Inc. (b)	63	15,737
Lockheed Martin Corporation	78	34,568
Masco Corporation (b)	76	3,885
Nielsen Holdings plc (b)	121	3,289
Nordson Corp. (a)	18	4,090
Norfolk Southern Corporation	76	21,696
Northrop Grumman Systems Corp.	47	21,136
Old Dominion Freight Line Inc. (a)	30	8,939
Otis Worldwide Corporation (b)	138	10,613
PACCAR Inc. (b)	112	9,888
Parker-Hannifin Corporation	42	11,862
Pentair Public Limited Company (b)	55	2,959
Quanta Services, Inc. (b)	45	5,931
Raytheon BBN Technologies Corp.	482	47,786
Republic Services Inc.	68	9,012
Robert Half International Inc. (b)	35	3,960
Rockwell Automation Inc. (b)	38	10,525
Rollins Inc. (b)	75	2,641
Roper Technologies, Inc.	34	16,053
Snap-On Inc. (b)	15	2,999
Southwest Airlines Co. (a) (b)	191	8,758
Stanley Black & Decker, Inc.	53	7,423
Teledyne Technologies Inc. (a)	15	7,245
Textron Inc. (b)	72	5,366
The Boeing Company (a)	174	33,364
Trane Technologies Public Limited Company	73	11,097
TransDigm Group Inc. (a) (b)	17	11,056
Union Pacific Corporation	204	55,749
United Airlines Holdings, Inc. (a) (b)	105	4,878
United Parcel Service Inc. - Class B (b)	233	50,050
United Rentals Inc. (a)	23	8,200
Verisk Analytics, Inc. (a) (b)	53	11,435
W. W. Grainger, Inc.	14	7,298
Wabtec Corp. (b)	61	5,867
Waste Management, Inc.	122	19,340
Xylem Inc. (b)	57	4,861
		970,724
Consumer Staples 6.4%
Altria Group, Inc.	591	30,867
Archer-Daniels-Midland Company	181	16,313
Brown-Forman Corp. - Class B (b)	61	4,107
Campbell Soup Company (b)	69	3,074
Church & Dwight Co. Inc. (b)	79	7,845
Colgate-Palmolive Co.	267	20,273
ConAgra Brands Inc. (b)	156	5,245
Constellation Brands, Inc. - Class A	53	12,249
Costco Wholesale Corporation (a)	143	82,151
Dollar General Corporation	74	16,443
Estee Lauder Cos. Inc. - Class A	74	20,164
General Mills, Inc.	189	12,766
Hershey Co.	47	10,232
Hormel Foods Corp. (b)	93	4,816
JM Smucker Co. (b)	35	4,725
Kellogg Co. (b)	79	5,094
Kimberly-Clark Corporation	109	13,486
Kraft Heinz Foods Company (a)	233	9,192
Lamb Weston Holdings Inc.	49	2,922
McCormick & Company, Incorporated (b)	79	7,916
Molson Coors Beverage Company - Class B (b)	63	3,348
Mondelez International, Inc. - Class A (a)	447	28,089
Monster Beverage 1990 Corporation (a)	120	9,563
PepsiCo, Inc. (a)	445	74,426
Philip Morris International Inc.	500	46,930
Procter & Gamble Co.	771	117,837
Sysco Corp. (b)	165	13,497
Target Corporation	154	32,712
The Clorox Company	40	5,630
The Coca-Cola Company	1,249	77,435
The Kroger Co.	210	12,035
Tyson Foods Inc. - Class A	95	8,512
Walgreens Boots Alliance, Inc. (a) (b)	232	10,396
Walmart Inc.	453	67,429
		797,719
Energy 3.8%
Apa Corp. (a) (b)	117	4,838
Baker Hughes, a GE Company, LLC - Class A (a)	291	10,609
Chevron Corporation	620	100,916
ConocoPhillips (b)	420	42,035
Coterra Energy Inc (b)	260	7,003
Devon Energy Corporation (b)	203	12,025
Diamondback Energy, Inc.	55	7,563
EOG Resources, Inc.	189	22,531
Exxon Mobil Corporation	1,361	112,445
Halliburton Company	294	11,123
Hess Corporation	91	9,690
Kinder Morgan, Inc.	630	11,914
Marathon Oil Corporation	245	6,145
Marathon Petroleum Corporation (b)	186	15,898
Occidental Petroleum Corporation	284	16,099
ONEOK, Inc.	142	10,041
Phillips 66	151	13,015
Pioneer Natural Resources Co. (b)	73	18,181
Schlumberger Ltd.	453	18,699
The Williams Companies, Inc.	393	13,118
Valero Energy Corporation	133	13,509
		477,397
Utilities 2.7%
Alliant Energy Corporation (a) (b)	81	5,091
Ameren Corporation	81	7,613
American Electric Power Company, Inc. (a)	161	16,048
American Water Works Company, Inc.	59	9,716

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Atmos Energy Corporation (b)	42	5,031
CenterPoint Energy, Inc. (b)	199	6,112
CMS Energy Corp.	94	6,568
Consolidated Edison, Inc.	113	10,719
Constellation Energy Group, Inc. (a) (b)	105	5,930
Dominion Energy, Inc.	261	22,190
DTE Energy Company (b)	63	8,285
Duke Energy Corporation (b)	250	27,954
Edison International	127	8,886
Entergy Corporation (b)	65	7,537
Evergy, Inc.	74	5,033
Eversource Energy	111	9,787
Exelon Corporation (a)	316	15,063
FirstEnergy Corp.	191	8,760
NextEra Energy, Inc.	631	53,453
NiSource Inc. (b)	124	3,955
NRG Energy, Inc. (b)	79	3,029
Pinnacle West Capital Corp.	38	2,949
PPL Corporation (b)	232	6,633
Public Service Enterprise Group Inc.	163	11,442
Sempra Energy	102	17,185
The AES Corporation (b)	191	4,925
The Southern Company (b)	343	24,838
WEC Energy Group Inc.	102	10,187
Xcel Energy Inc. (a)	176	12,699
		337,618
Real Estate 2.7%
Alexandria Real Estate Equities, Inc. (b)	48	9,697
American Tower Corporation	146	36,721
AvalonBay Communities, Inc. (b)	45	11,208
Boston Properties Inc. (b)	47	6,071
CBRE Group, Inc. - Class A (a)	109	9,934
Crown Castle International Corp.	140	25,817
Digital Realty Trust Inc. (b)	91	12,910
Duke Realty Corp.	119	6,929
Equinix, Inc.	29	21,465
Equity Residential (b)	109	9,839
Essex Property Trust Inc.	21	7,421
Extra Space Storage Inc.	43	8,742
Federal Realty Investment Trust (b)	22	2,666
Healthpeak Properties, Inc. (b)	179	6,150
Host Hotels & Resorts, Inc. (a) (b)	235	4,561
Iron Mountain Incorporated (b)	96	5,306
Kimco Realty Corporation	212	5,240
Mid-America Apartment Communities, Inc.	37	7,657
ProLogis Inc. (b)	237	38,351
Public Storage	49	19,222
Realty Income Corporation	181	12,564
Regency Centers Corp. (a) (b)	48	3,405
SBA Communications Corporation (a)	35	12,174
Simon Property Group, Inc. (b)	106	13,993
UDR, Inc. (b)	90	5,191
Ventas, Inc.	124	7,678
Vornado Realty Trust (b)	54	2,435
Welltower Inc. (b)	143	13,739
Weyerhaeuser Company	238	9,008
		336,094
Materials 2.6%
Air Products and Chemicals, Inc.	72	17,925
Albemarle Corporation (b)	38	8,501
Amcor Plc (b)	486	5,501
Avery Dennison Corporation	27	4,727
Ball Corporation (b)	106	9,549
Celanese Corp. - Class A	34	4,873
CF Industries Holdings Inc.	68	6,962
Corteva, Inc.	229	13,173
Dow Inc.	235	15,005
DuPont de Nemours, Inc.	170	12,472
Eastman Chemical Co.	40	4,494
Ecolab Inc.	81	14,229
FMC Corporation	41	5,420
Freeport-McMoRan Inc.	473	23,505
International Flavors & Fragrances Inc.	81	10,574
International Paper Company	122	5,634
Linde Public Limited Company (b)	165	52,603
LyondellBasell Industries N.V. - Class A	85	8,783
Martin Marietta Materials Inc.	20	7,721
MOS Holdings Inc.	117	7,756
Newmont Corporation	255	20,253
Nucor Corporation (b)	87	12,972
Packaging Corporation of America	30	4,706
PPG Industries, Inc.	77	10,058
Sealed Air Corporation (b)	49	3,314
Sherwin-Williams Co.	77	19,219
Vulcan Materials Co.	43	7,846
Westrock Company, Inc.	84	3,942
		321,717
Total Common Stocks (cost $6,037,212)		12,318,150
SHORT TERM INVESTMENTS 9.8%
Securities Lending Collateral 9.0%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	627,652	627,652
Repurchase Agreement with CIT, 0.52% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $329,441) acquired on 12/31/21, due 04/04/2022 at $300,407	300,000	300,000
Repurchase Agreement with MSC, 0.47% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $219,969) acquired on 12/31/21, due 06/30/2022 at $200,473	200,000	200,000
		1,127,652
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (d) (e)	96,127	96,127
Total Short Term Investments (cost $1,223,779)		1,223,779
Total Investments 108.6% (cost $7,260,991)		13,541,929
Other Derivative Instruments (0.0)%		(2,220)
Other Assets and Liabilities, Net (8.6)%		(1,072,462)
Total Net Assets 100.0%		12,467,247

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/12	6,287	13,496	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,790	—	1,245	87	564	(2,581)	11,528	0.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	673	June 2022	148,276	(2,220)	4,184

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	12,318,150	—	—	12,318,150
Short Term Investments	1,223,779	—	—	1,223,779
	13,541,929	—	—	13,541,929
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,184	—	—	4,184
	4,184	—	—	4,184

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.5%
Information Technology 27.4%
2U, Inc. (a)	12	161
3D Systems Corporation (a)	17	289
8x8, Inc. (a)	18	222
Accenture Public Limited Company - Class A	85	28,512
ACI Worldwide, Inc. (a)	16	496
Adobe Inc. (a)	63	28,918
ADS Alliance Data Systems, Inc.	7	394
Advanced Energy Industries, Inc. (a)	5	439
Advanced Micro Devices, Inc. (a)	221	24,127
Affirm Holdings, Inc. - Class A (a) (b)	21	962
Akamai Technologies, Inc. (a)	22	2,641
Alarm.Com Holdings, Inc. (a)	7	491
Allegro Microsystems Inc. (a)	7	196
Altair Engineering Inc. - Class A (a)	5	335
Alteryx, Inc. - Class A (a)	10	680
Ambarella Inc. (a)	5	539
Amkor Technology, Inc. (a)	12	268
Amphenol Corporation - Class A	80	6,043
Amplitude Inc. - Class A (a) (b)	4	71
Analog Devices, Inc. (a)	71	11,752
Anaplan, Inc. (a)	21	1,374
ANSYS, Inc. (a)	12	3,821
AppFolio, Inc. - Class A (a)	3	320
Appian Corporation - Class A (a)	6	392
Apple Inc. (a)	2,086	364,252
Applied Materials, Inc. (a)	120	15,754
AppLovin Corporation - Class A (a)	3	187
Arista Networks, Inc. (a)	30	4,117
Arrow Electronics, Inc. (a)	8	923
Asana, Inc. - Class A (a)	10	413
Aspen Technology, Inc. (a)	9	1,457
Autodesk, Inc. (a)	29	6,285
Automatic Data Processing, Inc. (a)	57	13,010
Avalara, Inc. (a)	12	1,210
Avnet, Inc. (a)	13	540
Badger Meter, Inc.	3	302
Belden Inc.	5	277
Bentley Systems, Incorporated - Class B (a)	26	1,143
Bigcommerce Holdings, Inc. - Series 1 (a)	7	160
Bill.Com Holdings Inc. (a)	13	2,841
Black Knight, Inc. (a)	22	1,296
Blackbaud, Inc. (a)	6	379
Blackline, Inc. (a)	7	540
Booz Allen Hamilton Holding Corporation - Class A	17	1,526
Box, Inc. - Class A (a)	19	566
Broadcom Inc. (a)	56	34,972
Broadridge Financial Solutions, Inc.	16	2,506
Brooks Automation Inc. (a)	11	894
C3.ai, Inc. - Class A (a) (b)	9	198
CACI International Inc. - Class A (a)	3	928
Cadence Design Systems Inc. (a)	37	6,017
Calix, Inc. (a)	8	342
CDK Global, Inc. (a)	17	839
CDW Corp. (a)	18	3,301
Ceridian HCM Holding Inc. (a)	16	1,078
Ciena Corp. (a)	21	1,302
Cirrus Logic Inc. (a)	8	690
Cisco Systems, Inc. (a)	569	31,746
Citrix Systems Inc. (a)	18	1,790
Cloudflare, Inc. - Class A (a)	36	4,282
CMC Materials, Inc (a)	4	731
Cognex Corp. (a)	24	1,816
Cognizant Technology Solutions Corp. - Class A (a)	71	6,357
Coherent Inc. (a)	3	946
CommScope Holding Company, Inc. (a)	30	234
CommVault Systems Inc. (a)	6	423
Concentrix Corporation (a)	5	905
Core Scientific, Inc. (a) (b)	28	229
Corning Incorporated	100	3,706
Corsair Gaming, Inc. (a) (b)	4	74
Coupa Software Incorporated (a)	9	867
CrowdStrike Holdings, Inc. - Class A (a)	28	6,416
Datadog, Inc. - Class A (a)	34	5,156
Datto Holding Corp. (a)	4	100
Dell Technology Inc. - Class C	40	2,008
Digital Turbine USA, Inc. (a)	12	535
DigitalOcean Holdings, Inc. (a)	3	156
Diodes Inc. (a)	7	602
DocuSign, Inc. (a)	28	2,955
Dolby Laboratories, Inc. - Class A	9	724
Domo Inc. - Class B (a)	4	212
Dropbox, Inc. - Class A (a)	40	940
Duck Creek Technologies, Inc. (a)	10	218
DXC Technology Company (a)	29	943
Dynatrace Holdings LLC (a)	27	1,283
E2Open Parent Holdings, Inc. - Class A (a)	24	212
Elastic NV (a)	9	835
Enphase Energy, Inc. (a)	18	3,544
Entegris, Inc. (a)	18	2,334
Envestnet, Inc. (a)	8	567
EPAM Systems, Inc. (a)	8	2,319
Euronet Worldwide Inc. (a)	6	781
Everbridge, Inc. (a)	6	257
EVERTEC, Inc.	10	399
ExlService Holdings Inc. (a)	4	642
F5 Networks, Inc. (a)	8	1,744
Fabrinet (a)	5	522
Fair Isaac Corporation (a)	3	1,524
Fastly, Inc. - Class A (a)	14	245
Fidelity National Information Services, Inc.	82	8,257
First Solar, Inc. (a)	14	1,177
Fiserv, Inc. (a)	80	8,093
Five9 Inc. (a)	9	1,041
FleetCor Technologies Inc. (a)	11	2,722
Flex Ltd. (a)	59	1,103
FormFactor Inc. (a)	6	241
Fortinet, Inc. (a)	18	6,254
Gartner Inc. (a)	11	3,343
Genpact Limited	23	1,009
Global Payments Inc.	39	5,403
GoDaddy Inc. - Class A (a)	23	1,907
Guidewire Software, Inc. (a)	12	1,122
Hewlett Packard Enterprise Company	169	2,821
HP Inc.	146	5,317
HubSpot Inc. (a)	6	2,998
II-VI Incorporated (a)	15	1,099
Informatica Inc. - Class A (a)	5	101
Insight Enterprises, Inc. (a)	5	498
Intel Corporation (a)	549	27,218
InterDigital Communications, Inc. (a)	5	322
International Business Machines Corporation	121	15,745
Intuit Inc. (a)	38	18,452
IONQ, Inc. (a) (b)	16	210
IPG Photonics Corporation (a)	5	574
Itron Inc. (a)	7	378
J2 Cloud Services, LLC (a)	6	595
Jabil Inc.	20	1,226
Jack Henry & Associates Inc. (a)	10	1,917
JAMF Holding Corp. (a) (b)	5	171
JFROG Ltd (a)	5	136
Juniper Networks, Inc.	46	1,722
KBR, Inc.	20	1,079
Keysight Technologies, Inc. (a)	25	3,998
KLA-Tencor Corp. (a)	21	7,560
Kulicke & Soffa Industries Inc. (a)	9	481
Lam Research Corp. (a)	19	10,257
Lattice Semiconductor Corp. (a)	17	1,031
Leidos Holdings Inc.	20	2,118
Littelfuse Inc. (a)	3	867
LivePerson, Inc. (a)	10	252
Liveramp, Inc. (a)	11	408
Lumentum Holdings Inc. (a)	9	919
MACOM Technology Solutions Holdings, Inc. (a)	6	363
Mandiant, Inc. (a)	35	772
Manhattan Associates Inc. (a)	9	1,254
Mantech International Corp. - Class A (a)	4	385

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Marathon Digital Holdings, Inc. (a) (b)	13	363
Marqeta, Inc. - Class A (a)	34	371
Marvell Technology, Inc.	116	8,305
MasterCard Incorporated - Class A	116	41,503
Matterport Operating, LLC - Class A (a) (b)	27	216
MAXIMUS Inc.	9	642
MaxLinear, Inc. (a)	9	538
Microchip Technology Incorporated (a)	73	5,519
Micron Technology, Inc. (a)	150	11,684
Microsoft Corporation (a)	1,009	311,008
MicroStrategy Inc. - Class A (a) (b)	1	515
Mimecast Uk Limited (a)	7	586
MKS Instruments, Inc. (a)	8	1,125
Momentive Global Inc. (a)	20	323
MongoDB, Inc. - Class A (a)	9	4,064
Monolithic Power Systems Inc. (a)	5	2,656
Motorola Solutions Inc.	23	5,467
National Instruments Corp. (a)	18	741
nCino, Inc. (a)	7	291
NCR Corporation (a)	18	739
NetApp, Inc. (a)	29	2,440
New Relic, Inc. (a)	8	512
NortonLifelock Inc. (a)	72	1,898
Novantas Inc. (a)	5	717
Nutanix, Inc. - Class A (a)	29	771
NVIDIA Corporation (a)	336	91,788
NXP Semiconductors N.V.	35	6,563
Okta, Inc. - Class A (a)	20	3,086
On Semiconductor Corporation (a)	57	3,590
Onto Innovation Inc. (a)	7	589
Oracle Corporation	213	17,651
Pagerduty, Inc. (a)	9	318
Palantir Technologies Inc. - Class A (a)	212	2,916
Palo Alto Networks, Inc. (a)	13	8,314
Paychex Inc. (a)	43	5,807
Paycom Software, Inc. (a)	7	2,287
PAYCOR HCM, Inc. (a)	7	197
Paylocity Holding Corporation (a)	6	1,144
Payoneer Global Inc. (a) (b)	31	140
Paypal Holdings, Inc. (a)	157	18,136
Pegasystems Inc. (a)	6	457
Perficient, Inc. (a)	5	515
Ping Identity Holding Corp. (a)	6	164
Plexus Corp. (a)	1	101
Power Integrations Inc. (a)	9	806
PTC Inc. (a)	14	1,502
Pure Storage, Inc. - Class A (a)	36	1,263
Q2 Holdings, Inc. (a)	8	522
Qorvo, Inc. (a)	15	1,812
Qualcomm Incorporated (a)	151	23,090
Qualtrics International Inc. - Class A (a)	15	414
Qualys, Inc. (a)	5	668
Rackspace Technology, Inc. (a)	6	63
Rambus Inc. (a)	12	377
Rapid7, Inc. (a)	8	855
RingCentral, Inc. - Class A (a)	12	1,366
Riot Blockchain, Inc. (a) (b)	12	249
Rogers Corp. (a)	3	694
Sabre Corporation (a)	48	548
SailPoint Technologies Holdings, Inc. (a)	13	647
Salesforce.Com, Inc. (a)	132	28,047
Sanmina Corp. (a)	11	427
Science Applications International Corp.	8	743
Seagate Technology Holdings Public Limited Company (a)	28	2,500
Semtech Corp. (a)	9	635
SentinelOne, Inc. - Class A (a)	18	703
ServiceNow, Inc. (a)	27	14,964
Shift4 Payments, LLC - Class A (a)	5	331
Silicon Laboratories Inc. (a)	6	827
Sitime Corporation (a)	2	538
Skyworks Solutions, Inc. (a)	23	3,043
Smartsheet Inc. - Class A (a)	17	939
Snowflake Inc. - Class A (a)	32	7,437
SolarEdge Technologies Ltd. (a)	7	2,309
SolarWinds Corporation (a)	6	78
Splunk Inc. (a)	22	3,234
Sprout Social, Inc. - Class A (a)	6	488
SPS Commerce, Inc. (a)	5	666
Square, Inc. - Class A (a)	66	8,978
Squarespace, Inc. - Class A (a)	7	176
SS&C Technologies Holdings, Inc. (a)	29	2,178
SunPower Corporation (a) (b)	13	280
Switch Inc - Class A	13	403
Synaptics Incorporated (a)	4	885
SYNNEX Corporation	6	593
Synopsys Inc. (a)	21	6,863
TE Connectivity Ltd. (c)	43	5,689
Tenable Holdings, Inc. (a)	11	632
Teradata Corporation (a)	15	744
Teradyne Inc. (a)	22	2,614
Texas Instruments Incorporated (a)	124	22,837
The Trade Desk, Inc. - Class A (a)	58	4,022
The Western Union Company	56	1,050
Thoughtworks Holding, Inc. (a)	7	148
Trimble Inc. (a)	35	2,540
TTEC Holdings, Inc. (a)	3	243
Twilio Inc. - Class A (a)	22	3,663
Tyler Technologies Inc. (a)	6	2,557
Uipath, Inc. - Class A (a)	37	799
Ultra Clean Holdings, Inc. (a)	6	263
Unity Software Inc. (a)	23	2,249
Universal Display Corporation (a)	5	875
Upstate Property Rentals, LLC (a)	5	177
Varonis Systems, Inc. (a)	15	724
Verint Systems Inc. (a)	8	428
VeriSign, Inc. (a)	13	2,921
Verra Mobility Corporation - Class A (a)	14	227
ViaSat, Inc. (a)	11	516
Viavi Solutions Inc. (a)	32	515
Visa Inc. - Class A	223	49,444
Vishay Intertechnology Inc.	22	422
VMware, Inc. - Class A (a)	27	3,118
Vontier Corporation	25	634
Western Digital Corporation (a)	44	2,173
Wex, Inc. (a)	7	1,169
Wolfspeed, Inc. (a)	16	1,850
Workday, Inc. - Class A (a)	26	6,197
Workiva Inc. - Class A (a)	5	648
Xerox Holdings Corporation (a)	8	155
Zebra Technologies Corp. - Class A (a)	7	2,813
Zendesk, Inc. (a)	15	1,805
Zoom Video Communications, Inc. - Class A (a)	30	3,524
Zscaler, Inc. (a)	11	2,637
Zuora, Inc. - Class A (a)	17	249
		1,654,052
Health Care 13.2%
10X Genomics, Inc. - Class A (a)	13	977
1Life Healthcare, Inc. (a)	25	273
Abbott Laboratories	237	28,056
AbbVie Inc.	237	38,398
ABIOMED, Inc. (a)	6	2,068
Acadia Healthcare Company, Inc. (a)	13	841
ACADIA Pharmaceuticals Inc. (a)	12	300
Accolade Inc. (a)	7	127
AdaptHealth, LLC - Class A (a)	13	216
Adaptive Biotechnologies Corporation (a)	14	189
Agilent Technologies, Inc.	40	5,287
Agilon Health Management, Inc. (a)	6	155
Agios Pharmaceuticals, Inc. (a)	8	227
Align Technology, Inc. (a)	10	4,417
Alkermes Public Limited Company (a)	23	595
Allakos Inc. (a)	5	29
Allogene Therapeutics, Inc. (a)	11	98
Alnylam Pharmaceuticals, Inc. (a)	16	2,687
ALX Oncology Holdings Inc. (a)	2	41
Amedisys, Inc. (a)	5	857
AmerisourceBergen Corporation	20	3,036
Amgen Inc. (a)	75	18,158

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Amicus Therapeutics, Inc. (a)	38	361
AMN Healthcare Services, Inc. (a)	7	701
Anthem, Inc.	33	16,095
Apellis Pharmaceuticals, Inc. (a)	10	484
Apollo Medical Holdings, Inc. (a) (b) (d)	6	267
Arcus Biosciences, Inc. (a)	7	221
Arrowhead Pharmaceuticals Inc (a)	14	637
Arvinas Operations, Inc. (a)	5	332
AtriCure, Inc. (a)	6	415
Avantor, Inc. (a)	84	2,842
Axonics Modulation Technologies, Inc. (a)	5	311
Baxter International Inc.	67	5,218
Beam Therapeutics Inc. (a)	6	342
Becton, Dickinson and Company	39	10,252
BioCryst Pharmaceuticals, Inc. (a)	27	437
Biogen Inc. (a)	19	4,056
Biohaven Pharmaceutical Holding Company Ltd. (a)	8	994
BioMarin Pharmaceutical Inc. (a)	25	1,964
Bio-Rad Laboratories, Inc. - Class A (a)	3	1,669
Bio-Techne Corporation (a)	5	2,379
Blueprint Medicines Corporation (a)	8	511
Boston Scientific Corporation (a)	191	8,477
Bridgebio Pharma, Inc. (a)	14	139
Bristol-Myers Squibb Company	293	21,421
Bruker Corp. (a)	14	899
Cardinal Health, Inc.	37	2,076
Caredx, Inc. (a)	8	313
Catalent Inc. (a)	24	2,673
Centene Corporation (a)	78	6,555
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	301
Cerner Corp. (a)	39	3,605
Certara, Inc. (a)	15	316
Change Healthcare Inc. (a)	33	710
Charles River Laboratories International Inc. (a)	7	2,024
Chemed Corporation	2	957
ChemoCentryx, Inc. (a)	8	203
Cigna Holding Company	43	10,375
Conmed Corp. (a)	4	571
Cooper Cos. Inc.	7	2,845
Corcept Therapeutics Inc. (a)	11	258
Corvel Corp. (a)	1	185
Covetrus, Inc. (a)	16	272
CRISPR Therapeutics AG (a)	10	606
Cryoport, Inc. (a)	6	221
CVS Health Corporation	178	18,022
Cytokinetics, Incorporated (a)	12	448
Danaher Corporation	86	25,150
DaVita Inc. (a)	9	992
Denali Therapeutics Inc. (a)	11	366
Dentsply Sirona Inc.	29	1,447
DexCom Inc. (a)	13	6,769
Doximity, Inc. - Class A (a)	12	644
Editas Medicine, Inc. (a)	11	208
Edwards Lifesciences Corporation (a)	85	10,012
Elanco Animal Health (a)	66	1,729
Eli Lilly & Co.	107	30,701
Emergent BioSolutions Inc. (a)	7	304
Encompass Health Corporation	14	1,026
Envista Holdings Corporation (a)	17	845
Evolent Health, Inc. - Class A (a)	11	359
Exact Sciences Corporation (a)	24	1,694
Exelixis, Inc. (a)	44	1,008
Fate Therapeutics, Inc. (a)	12	450
Figs, Inc. - Class A (a)	3	64
Fulgent Genetics, Inc. (a) (b)	3	167
Gilead Sciences, Inc. (a)	169	10,034
Glaukos Corp. (a)	8	434
Global Blood Therapeutics, Inc. (a)	10	354
Globus Medical Inc. - Class A (a)	11	795
Guardant Health, Inc. (a)	14	957
Haemonetics Corp. (a)	8	527
Halozyme Therapeutics, Inc. (a)	18	702
HCA Healthcare, Inc.	32	8,030
Health Catalyst, Inc. (a)	5	127
HealthEquity, Inc. (a)	12	801
Henry Schein Inc. (a)	18	1,552
Heska Corporation (a)	1	204
Hologic Inc. (a)	32	2,447
Horizon Therapeutics Public Limited Company (a)	31	3,290
Humana Inc.	17	7,520
ICU Medical, Inc. (a)	3	590
IDEXX Laboratories, Inc. (a)	12	6,366
Illumina, Inc. (a)	21	7,188
Inari Medical, Inc. (a)	4	363
Incyte Corporation (a)	25	1,986
Insmed Inc. (a)	17	397
Inspire Medical Systems Inc. (a)	4	996
Insulet Corporation (a)	9	2,529
Integer Holdings Corporation (a)	5	435
Integra LifeSciences Holdings Corp. (a)	10	649
Intellia Therapeutics, Inc. (a)	10	706
Intra-Cellular Therapies, Inc. (a)	12	711
Intuitive Surgical, Inc. (a)	48	14,627
Invitae Corporation (a)	28	221
Ionis Pharmaceuticals Inc. (a)	20	746
Iovance Biotherapeutics Inc. (a)	19	315
IQVIA Inc. (a)	26	5,955
iRhythm Technologies Inc. (a)	4	584
Jazz Pharmaceuticals Public Limited Company (a)	8	1,191
Johnson & Johnson	354	62,702
Karuna Therapeutics, Inc. (a)	3	387
Kodiak Sciences, Inc. (a)	5	40
Kymera Therapeutics, Inc. (a)	5	217
Laboratory Corporation of America Holdings (a)	12	3,191
LHC Group, Inc. (a)	4	751
Ligand Pharmaceuticals Incorporated (a)	2	269
LivaNova PLC (a)	8	645
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	469
Masimo Corp. (a)	7	1,049
McKesson Corporation	20	6,132
Mednax, Inc. (a)	10	245
Medpace Holdings, Inc. (a)	4	641
Medtronic Public Limited Company	179	19,860
Merck & Co., Inc.	341	27,985
Merit Medical Systems Inc. (a)	8	531
Mettler-Toledo International Inc. (a)	3	4,254
Mirati Therapeutics, Inc. (a)	7	566
Moderna, Inc. (a)	47	8,137
Molina Healthcare, Inc. (a)	8	2,747
Multiplan Corporation - Class A (a) (b)	34	159
Myriad Genetics, Inc. (a)	10	261
NanoString Technologies, Inc. (a)	6	221
Natera, Inc. (a)	12	483
Nektar Therapeutics (a)	27	144
Neogen Corp. (a)	15	450
Neogenomics Laboratories, Inc. (a)	17	204
Neurocrine Biosciences, Inc. (a)	12	1,126
Nevro Corp. (a)	6	408
Novavax, Inc. (a) (b)	11	790
Novocure Limited (a)	13	1,052
NuVasive Inc. (a)	8	473
Oak Street Health, Inc. (a) (b)	20	528
Ocugen, Inc. (a) (b)	30	99
Omnicell, Inc. (a)	6	783
OPKO Health, Inc. (a)	62	214
Option Care Health, Inc. (a)	22	623
Organon & Co.	34	1,183
Ortho Clinical Diagnostics Holdings PLC (a)	12	218
Outset Medical, Inc. (a)	5	213
Owens & Minor Inc.	10	457
Pacific Biosciences of California, Inc. (a)	29	259
Pacira Biosciences, Inc. (a)	7	547
Patterson Cos. Inc. (a)	14	460
Penumbra, Inc. (a)	5	1,126
PerkinElmer Inc.	18	3,057
Perrigo Company Public Limited Company	19	722
Pfizer Inc.	754	39,037
Phreesia, Inc. (a)	5	139
Premier Healthcare Solutions, Inc. - Class A	17	593
Prestige Consumer Healthcare Inc. (a)	8	429

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Progyny, Inc. (a)	9	476
Prothena Corporation Public Limited Company (a)	5	195
PTC Therapeutics, Inc. (a)	12	429
Quest Diagnostics Incorporated	15	2,084
Quidel Corporation (a)	5	617
R1 RCM Inc. (a)	20	537
Reata Pharmaceuticals, Inc. - Class A (a)	4	142
Regeneron Pharmaceuticals, Inc. (a)	14	9,934
Relay Therapeutics, Inc. (a)	11	321
Repligen Corporation (a)	7	1,375
ResMed Inc.	19	4,643
Revolution Medicines, Inc. (a)	8	200
Royalty Pharma PLC - Class A (a)	50	1,934
Sage Therapeutics Inc. (a)	8	280
Sana Biotechnology, Inc. (a) (b)	10	80
Sarepta Therapeutics, Inc. (a)	11	872
Schrodinger, Inc. (a)	6	204
Seagen Inc. (a)	18	2,546
Seer, Inc. - Class A (a) (b)	4	63
Select Medical Holdings Corporation	14	340
Sharecare Operating Company, Inc. - Class A (a)	41	101
Shockwave Medical, Inc. (a)	4	912
Sotera Health LLC (a)	10	208
Springworks Therapeutics, Inc. (a)	4	252
Staar Surgical Co. (a)	7	560
Steris Limited	14	3,348
Stryker Corporation	45	12,084
Symbion, Inc. (a)	4	243
Syneos Health, Inc. - Class A (a)	13	1,091
Tandem Diabetes Care Inc. (a)	9	1,057
Teladoc Health, Inc. (a)	23	1,628
Teleflex Incorporated	6	2,282
Tenet Healthcare Corporation (a)	15	1,326
TG Biologics, Inc. (a)	19	179
The Ensign Group, Inc. (a)	6	575
Thermo Fisher Scientific Inc.	53	31,427
Tilray, Inc. (a)	65	506
Turning Point Therapeutics, Inc. (a)	7	186
Twist Bioscience Corporation (a)	6	310
Ultragenyx Pharmaceutical Inc. (a)	9	657
United Therapeutics Corporation (a)	6	1,074
UnitedHealth Group Incorporated	127	64,558
Universal Health Services Inc. - Class B	9	1,346
Veeva Systems Inc. - Class A (a)	19	4,103
Veracyte, Inc. (a)	11	301
Vericel Corporation (a)	7	249
Vertex Pharmaceuticals Incorporated (a)	34	8,952
Viatris, Inc.	153	1,661
VIR Biotechnology, Inc. (a)	11	272
Waters Corp. (a)	8	2,487
West Pharmaceutical Services Inc.	10	3,947
Xencor, Inc. (a)	10	254
Zeno Pharmaceuticals, Inc. (a)	4	197
Zimmer Biomet Holdings, Inc.	27	3,410
Zoetis Inc. - Class A	64	12,092
		798,639
Financials 11.4%
Affiliated Managers Group, Inc.	6	805
AFLAC Incorporated	80	5,127
Alleghany Corporation (a)	2	1,396
Ally Financial Inc.	48	2,082
American Equity Investment Life Holding Company	11	431
American Express Company	83	15,536
American Financial Group, Inc.	8	1,107
American International Group, Inc.	113	7,083
American National Group, Inc. (a)	1	269
Ameriprise Financial, Inc.	15	4,405
Ameris Bancorp (a)	9	394
Annaly Capital Management, Inc.	135	952
AON Public Limited Company - Class A	29	9,486
Apollo Global Management, Inc. (d)	51	3,190
Arch Capital Group Ltd. (a)	53	2,545
Ares Management Corporation - Class A	22	1,817
Arthur J Gallagher & Co.	29	5,037
Artisan Partners Asset Management Inc. - Class A	10	397
Associated Banc-Corp	16	367
Assurant, Inc.	7	1,282
Assured Guaranty Ltd.	10	652
Atlantic Union Bank (a)	8	277
AXIS Capital Holdings Limited	11	656
Axos Financial, Inc. (a)	6	268
BancFirst Corporation (a)	3	234
Bank of America Corporation	957	39,444
Bank of Hawaii Corporation	3	261
Bank OZK (a)	17	713
BankUnited, Inc.	12	547
Berkshire Hathaway Inc. - Class B (a)	246	86,965
BlackRock, Inc.	19	14,725
Blackstone Mortgage Trust, Inc. - Class A	21	663
Blue Owl Capital Inc. - Class A	44	564
BOK Financial Corporation (a)	4	356
Brighthouse Financial, Inc. (a)	12	623
Brown & Brown Inc.	33	2,363
Cadence Bank, N.A.	28	819
Cannae Holdings, Inc. (a)	14	339
Capital One Financial Corporation	55	7,231
Cathay General Bancorp (a)	12	547
Chubb Limited	58	12,439
Cincinnati Financial Corporation	17	2,325
Citigroup Inc.	269	14,355
Citizens Financial Group Inc.	59	2,696
CME Group Inc. - Class A (a)	49	11,587
CNO Financial Group, Inc.	18	449
Cohen & Steers, Inc.	4	333
Coinbase Global, Inc. - Class A (a)	4	813
Columbia Banking System Inc. (a)	12	376
Comerica Inc.	18	1,587
Commerce Bancshares Inc. (a)	12	877
Community Bank System Inc.	7	507
Credit Acceptance Corp. (a)	1	577
Cullen/Frost Bankers Inc.	8	1,129
CVB Financial Corp. (a)	21	485
Discover Financial Services	38	4,231
East West Bancorp, Inc.	20	1,570
Eastern Bankshares, Inc. (a)	26	569
Enstar Group Limited (a)	2	425
Equitable Holdings, Inc.	51	1,568
Erie Indemnity Company - Class A (a)	4	616
Essent Group Ltd.	16	646
Evercore Inc. - Class A	6	660
Everest Re Group, Ltd.	6	1,715
FactSet Research Systems Inc.	5	2,301
Federated Investors, Inc. - Class B	15	524
Fidelity National Financial, Inc. - Class A	36	1,781
Fifth Third Bancorp (a)	95	4,072
First American Financial Corporation	16	1,025
First Bancorp.	30	397
First Citizens BancShares, Inc. - Class A (a)	2	1,237
First Financial Bancorp. (a)	10	230
First Financial Bankshares, Inc. (a)	18	801
First Hawaiian, Inc. (a)	17	482
First Horizon National Corporation	77	1,798
First Merchants Corporation (a)	4	169
First Republic Bank	25	4,041
FirstCash Holdings, Inc. (a)	7	464
Flagstar Bancorp, Inc.	7	288
FNB Corp.	49	610
Focus Financial Partners Inc. - Class A (a)	6	280
Franklin Resources Inc.	41	1,131
Freedom Holding Corp. (a) (b)	3	172
Fulton Financial Corp. (a)	27	441
Genworth Financial, Inc. - Class A (a)	77	292
Glacier Bancorp, Inc. (a)	13	669
Globe Life Inc.	13	1,309
Goosehead Insurance, Inc. - Class A (a)	3	212
Green Dot Corporation - Class A (a)	9	245
Hamilton Lane Inc. - Class A (a)	5	401
Hancock Whitney Co. (a)	12	613
Hanover Insurance Group Inc.	5	749

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Hilltop Holdings Inc.	11	311
Hippo Holdings Inc. - Class A (a)	70	139
Home BancShares, Inc.	20	457
Houlihan Lokey Inc. - Class A	7	639
Huntington Bancshares Incorporated (a)	193	2,828
Independence Holdings, LLC	14	646
Independent Bank Corp. (a)	5	441
Independent Bank Group, Inc. (a)	6	426
Interactive Brokers Group, Inc. - Class A (a)	11	757
Intercontinental Exchange, Inc.	76	10,050
International Bancshares Corporation (a)	9	386
Invesco Ltd.	40	930
Investors Bancorp, Inc. (a)	34	512
Jackson Financial Inc. - Class A (d)	11	495
Janus Henderson Group PLC	25	879
Jefferies Financial Group Inc.	24	799
JPMorgan Chase & Co.	397	54,109
K.K.R. Co., Inc. - Class A	78	4,555
Kemper Corp.	9	483
KeyCorp	126	2,822
Kinsale Capital Group, Inc.	3	661
Lemonade, Inc. (a) (b)	3	81
LendingClub Corporation (a)	14	225
LendingTree, Inc. (a)	2	211
Lincoln National Corporation	23	1,516
Live Oak Bancshares, Inc. (a)	5	230
Loews Corp.	27	1,726
LPL Financial Holdings Inc. (a)	10	1,751
M&T Bank Corporation	17	2,886
Markel Corporation (a)	2	2,738
MarketAxess Holdings Inc. (a)	5	1,560
Marsh & McLennan Companies, Inc.	68	11,543
Mercury General Corp.	4	239
MetLife, Inc.	93	6,542
MGIC Investment Corp.	16	210
Moelis & Company LLC - Class A	10	446
Moody's Corp.	22	7,312
Morgan Stanley	190	16,596
Morningstar Inc. (a)	3	841
Mr. Cooper Group Inc. (a)	12	530
MSCI Inc. - Class A	11	5,582
NASDAQ Inc. (a)	16	2,824
Navient Corporation (a)	25	423
Nelnet, Inc. - Class A	2	172
New York Community Bancorp Inc. - Series A	69	739
NMI Holdings Inc. - Class A (a)	12	253
Northern Trust Corp.	29	3,351
Old National Bancorp (a)	38	623
Old Republic International Corp.	41	1,061
Open Lending Corporation - Class A (a)	14	256
Pacific Premier Bancorp, Inc. (a)	13	451
PacWest Bancorp (a)	16	711
PennyMac Financial Services, Inc.	4	231
People's United Financial Inc. (a)	62	1,242
Pinnacle Financial Partners, Inc. (a)	11	1,018
Popular Inc. (a)	11	878
Primerica, Inc.	6	762
Principal Financial Group, Inc. (a)	32	2,372
Progressive Corp.	79	8,968
Prosperity Bancshares Inc.	13	935
Prudential Financial Inc.	52	6,130
Radian Group Inc.	28	628
Raymond James Financial Inc.	24	2,677
Regions Financial Corporation	131	2,913
Reinsurance Group of America, Incorporated	8	914
RenaissanceRe Holdings Ltd	7	1,051
Renasant Corporation (a)	6	192
RLI Corp.	5	596
Rocket Companies, Inc. - Class A (a) (b)	19	209
Ryan Specialty Group Holdings, Inc. - Class A (a)	6	245
S&P Global Inc.	48	19,617
Sandy Spring Bancorp Inc. (a)	4	184
SEI Investments Co. (a)	15	906
Selective Insurance Group Inc. (a)	8	757
SelectQuote, Inc. (a)	7	20
ServisFirst Bancshares, Inc.	4	422
Signature Bank	9	2,559
Silvergate Capital Corporation - Class A (a)	3	435
Simmons First National Corp. - Class A (a)	18	462
SLM Corporation	27	497
SoFi Technologies, Inc. (a) (b)	96	908
South State Corp. (a)	10	820
State Street Corporation	50	4,399
Stifel Financial Corp.	15	1,028
SVB Financial Group (a)	8	4,549
Synchrony Financial	68	2,371
Synovus Financial Corp.	11	551
T. Rowe Price Group, Inc. (a)	31	4,682
Texas Capital Bancshares, Inc. (a)	4	223
TFS Financial Corporation (a)	8	130
The Allstate Corporation	37	5,182
The Bank of New York Mellon Corporation	99	4,898
The Blackstone Group Inc. - Class A	93	11,851
The Carlyle Group, Inc. (a)	20	1,000
The Charles Schwab Corporation	203	17,115
The Goldman Sachs Group, Inc.	46	15,093
The Hartford Financial Services Group, Inc.	44	3,159
The PNC Financial Services Group, Inc.	56	10,316
The Travelers Companies, Inc.	33	5,944
TowneBank (a)	6	190
Tradeweb Markets Inc. - Class A (a)	13	1,111
Triumph Bancorp, Inc. (a)	3	303
Truist Financial Corporation	181	10,273
Trupanion Inc. (a)	3	306
U.S. Bancorp	182	9,654
UMB Financial Corp. (a)	6	589
Umpqua Holdings Corp.	33	619
United Bankshares Inc. (a)	18	624
United Community Banks, Inc. (a)	14	494
Unum Group	29	909
Upstart Holdings, Inc. (a) (b)	7	779
Valley National Bancorp (a)	59	770
Virtu Financial Inc. - Class A (a)	13	486
Virtus Partners, Inc. (a)	1	168
Voya Financial, Inc. (b)	16	1,055
W. R. Berkley Corporation	25	1,682
Walker & Dunlop, Inc.	4	510
Washington Federal Inc. (a)	9	288
Webster Financial Corp.	22	1,245
Wells Fargo & Company	524	25,388
WesBanco Inc. (a)	11	376
Western Alliance Bancorp	15	1,210
White Mountains Insurance Group Ltd	—	540
Willis Towers Watson Public Limited Company	16	3,767
Wintrust Financial Corporation	8	748
WSFS Financial Corp. (a)	6	272
Zions Bancorp	20	1,306
		685,879
Consumer Discretionary 11.4%
Abercrombie & Fitch Co. - Class A (a)	9	279
Academy, Ltd. (a)	10	382
Acushnet Holdings Corp.	6	227
Adient Public Limited Company (a)	13	518
Advance Auto Parts, Inc.	8	1,599
Airbnb, Inc. - Class A (a)	46	7,965
Amazon.com, Inc. (a)	59	191,956
American Eagle Outfitters, Inc. (b)	21	347
Aptiv PLC (a)	36	4,286
Aramark	24	902
Asbury Automotive Group, Inc. (a)	3	492
Autoliv, Inc.	10	756
AutoNation, Inc. (a)	5	480
AutoZone, Inc. (a)	3	5,788
Bath & Body Works, Inc.	33	1,563
Best Buy Co., Inc.	30	2,723
Boot Barn Holdings, Inc. (a)	4	377
BorgWarner Inc.	30	1,161
Boyd Gaming Corporation (a)	11	748
Bright Horizons Family Solutions Inc. (a)	8	1,122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Brunswick Corp.	10	782
Burlington Stores Inc. (a)	8	1,488
Caesars Entertainment, Inc. (a)	29	2,225
Callaway Golf Co. (a)	15	355
Capri Holdings Limited (a)	21	1,063
CarMax Inc. (a)	22	2,125
Carnival Plc (a)	100	2,025
Carter's Inc.	6	548
Carvana Co. - Class A (a)	12	1,410
Century Communities Inc.	4	229
Cheesecake Factory Inc. (a)	6	242
Chegg, Inc. (a)	21	775
Chewy, Inc. - Class A (a) (b)	12	504
Chipotle Mexican Grill Inc. (a)	4	5,934
Choice Hotels International Inc.	5	680
Churchill Downs Inc. (a)	5	1,115
Columbia Sportswear Co. (a)	5	456
Coursera, Inc. (a)	9	216
Cracker Barrel Old Country Store, Inc. (a)	2	272
Crocs Inc. (a)	7	567
D.R. Horton, Inc.	42	3,162
Dana Holding Corp.	24	417
Darden Restaurants Inc.	18	2,360
Deckers Outdoor Corp. (a)	4	1,056
Dick's Sporting Goods Inc. (b)	9	931
Dillard's Inc. - Class A (b)	1	205
Dollar Tree Inc. (a)	29	4,693
Domino's Pizza, Inc.	5	2,062
Doordash, Inc. - Class A (a)	20	2,321
Dorman Products Inc. (a)	4	360
Draftkings Inc. - Class A (a)	48	937
Dutch Bros Inc. - Class A (a) (b)	4	225
eBay Inc. (a)	86	4,952
ETSY, Inc. (a)	18	2,177
Faraday Future Intelligent Electric Inc. (a) (b)	2	12
Fisker Group Inc. - Class A (a) (b)	20	258
Five Below, Inc. (a)	8	1,241
Floor & Decor Holdings Inc. - Class A (a)	15	1,218
Foot Locker, Inc.	13	376
Ford Motor Company	530	8,960
Fox Factory Holding Corp. (a)	6	590
Frontdoor, Inc. (a)	12	346
GameStop Corp. - Class A (a) (b)	9	1,456
Gap Inc.	31	442
Garmin Ltd.	20	2,429
General Motors Company (a)	198	8,668
Gentex Corp. (a)	35	1,015
Gentherm Incorporated (a)	5	356
Genuine Parts Co.	19	2,456
Graham Holdings Co. - Class B	—	302
Grand Canyon Education, Inc. (a)	6	611
Group 1 Automotive Inc.	3	455
H & R Block, Inc.	26	669
Hanesbrands Inc.	51	753
Harley-Davidson, Inc.	22	872
Hasbro, Inc. (a)	19	1,531
Hayward Holdings, Inc. (a)	8	131
Helen of Troy Ltd (a)	3	661
Hilton Grand Vacations Inc. (a)	8	400
Hilton Worldwide Holdings Inc. (a)	39	5,851
Hyatt Hotels Corp. - Class A (a)	6	551
Installed Building Products, Inc.	4	316
iRobot Corp. (a) (b)	4	284
Jack in the Box Inc. (a)	3	293
KB Home	10	323
Kohl's Corporation	18	1,117
Kontoor Brands, Inc.	8	320
Las Vegas Sands Corp. (a)	37	1,421
LCI Industries	3	340
Lear Corporation	8	1,187
Leggett & Platt Inc.	19	672
Lennar Corporation - Class A	34	2,723
Lennar Corporation - Class B	3	176
Leslie's, Inc. (a)	21	400
Levi Strauss & Co. - Class A	12	235
LGI Homes, Inc. (a)	2	227
Lithia Motors Inc. - Class A	4	1,304
LKQ Corporation	36	1,653
Lowe`s Companies, Inc.	91	18,405
Lucid Group, Inc. (a) (b)	72	1,818
Lululemon Athletica Inc. (a)	16	5,763
Luminar Technologies, Inc. - Class A (a) (b)	27	425
Macy's, Inc.	42	1,011
Marriott International, Inc. - Class A (a)	38	6,677
Marriott Vacations Worldwide Corporation	6	927
Mattel, Inc. (a)	51	1,122
McDonald's Corporation	101	24,950
MDC Holdings Inc.	9	346
Medifast, Inc.	2	279
MercadoLibre S.R.L (a)	6	7,478
Meritage Homes Corporation (a)	5	402
MGM Resorts International	52	2,165
Mohawk Industries Inc. (a)	7	883
Monro Inc. (a)	5	213
Murphy USA Inc.	3	649
National Vision Holdings, Inc. (a)	11	500
Newell Brands Inc.	54	1,154
NIKE, Inc. - Class B	172	23,207
Nordstrom Inc. (b)	18	481
Norwegian Cruise Line Holdings Ltd. (a) (b)	49	1,083
NVR, Inc. (a)	—	2,001
Office Depot, Inc. (a)	5	240
Ollie's Bargain Outlet Holdings Inc. (a)	9	399
O'Reilly Automotive, Inc. (a)	9	6,380
Overstock.com Inc. (a)	6	256
Papa John's International Inc. (a)	5	482
Peloton Interactive, Inc. - Class A (a)	43	1,141
Penn National Gaming Inc. (a)	23	957
Penske Automotive Group, Inc.	3	258
Petco Health And Wellness Company, Inc. - Class A (a)	11	209
Planet Fitness, Inc. - Class A (a)	12	991
Polaris Industries Inc.	6	612
Pool Corporation (a)	6	2,346
PROG Holdings, Inc. (a)	7	196
Pulte Homes Inc.	33	1,374
PVH Corp.	10	757
Quantumscape Battery, Inc. - Class A (a) (b)	32	634
Qurate Retail, Inc. - Series A (a)	54	255
Ralph Lauren Corp. - Class A	7	770
Red Rock Resorts, Inc. - Class A (a)	7	322
Rent-A-Center, Inc. (a) (b)	8	208
Revolve Group - Class A (a)	6	312
RH (a)	2	803
Rivian Automotive, Inc. - Class A (a) (b)	20	1,021
Ross Stores Inc. (a)	49	4,433
Royal Caribbean Cruises Ltd.	32	2,640
Scientific Games Corporation (a)	13	771
Seaworld Entertainment, Inc. (a)	7	537
Service Corp. International	23	1,544
Shake Shack Inc. - Class A (a)	6	399
Shutterstock Inc.	4	339
Signet Jewelers Limited	7	523
Six Flags Operations Inc.	12	537
Skechers U.S.A. Inc. - Class A (a)	19	790
Skyline Corp. (a)	7	404
Sleep Number Corporation (a)	3	175
Sonos, Inc. (a)	20	572
Starbucks Corporation (a)	153	13,936
Steven Madden Ltd. (a)	10	398
Stitch Fix, Inc. - Class A (a)	10	98
Tapestry Inc.	30	1,123
Taylor Morrison Home II Corporation - Class A (a)	17	458
Tempur Sealy International, Inc.	27	746
Terminix Global Holdings, Inc. (a)	15	662
Tesla Inc. (a)	113	121,384
Texas Roadhouse Inc. - Class A (a)	9	787
The Goodyear Tire & Rubber Company (a)	38	545
The Home Depot, Inc.	140	41,940
The Wendy's Company	26	569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Thor Industries Inc.	8	623
TJX Cos. Inc.	158	9,586
Toll Brothers Inc.	16	765
TopBuild Corp. (a)	5	870
Tractor Supply Co. (a)	16	3,690
Travel + Leisure Co.	12	695
TRI Pointe Homes, Inc. (a)	15	298
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7	2,762
Under Armour Inc. - Class A (a)	29	494
Under Armour Inc. - Class C (a) (b)	30	462
Urban Outfitters Inc. (a)	11	280
Vail Resorts, Inc.	6	1,492
Veoneer, Inc. (a) (b)	11	423
VF Corp.	42	2,371
Victoria's Secret & Co. (a)	9	472
Vista Outdoor Inc. (a)	7	266
Visteon Corporation (a)	4	489
Vroom, Inc. (a)	16	43
Wayfair Inc. - Class A (a) (b)	11	1,227
Whirlpool Corporation	8	1,340
Williams-Sonoma Inc.	9	1,346
Wingstop Inc. (a)	4	494
Winnebago Industries Inc.	5	260
Wolverine World Wide, Inc.	14	305
Wyndham Hotels & Resorts, Inc.	14	1,148
Wynn Resorts, Limited (a)	12	939
YETI Holdings, Inc. (a)	11	655
Yum! Brands, Inc.	39	4,623
		685,731
Communication Services 8.9%
Activision Blizzard, Inc. (a)	105	8,425
Alphabet Inc. - Class A (a)	40	112,556
Alphabet Inc. - Class C (a)	37	104,388
Altice USA, Inc. - Class A (a)	36	448
AMC Entertainment Holdings, Inc. - Class A (a) (b)	73	1,805
AT&T Inc.	964	22,785
Booking Holdings Inc. (a)	6	13,022
Bumble Inc. - Class A (a)	13	363
Cable One, Inc.	1	972
Cardlytics, Inc. (a)	5	286
Cargurus Inc. - Class A (a)	11	485
Charter Communications, Inc. - Class A (a)	16	8,597
Cinemark Holdings, Inc. (a)	15	266
Cogent Communications Group, Inc. (a)	7	460
Comcast Corporation - Class A (a)	607	28,442
Discovery, Inc. - Series A (a) (b)	21	528
Discovery, Inc. - Series C (a)	44	1,103
Dish Network Corporation - Class A (a)	33	1,057
Electronic Arts Inc.	37	4,690
Expedia Group, Inc. (a)	20	3,884
Facebook, Inc. - Class A (a)	311	69,073
Fox Corporation - Class A (a)	44	1,742
Fox Corporation - Class B (a)	22	788
Frontier Communications Parent, Inc. (a)	27	742
fuboTV Inc. (a) (b)	21	139
Globalstar, Inc. (a) (b)	150	221
IAC/Interactive Corp. (a)	10	1,028
iHeartMedia, Inc. - Class A (a)	15	275
Interpublic Group of Cos. Inc.	56	1,988
Iridium Communications Inc. (a)	17	671
John Wiley & Sons Inc. - Class A	7	374
Liberty Broadband Corp. - Series A (a)	4	494
Liberty Broadband Corp. - Series C (a)	19	2,564
Liberty Latin America Ltd. - Class A (a)	8	77
Liberty Latin America Ltd. - Class C (a)	25	239
Liberty Media Corporation - Series A (a)	4	267
Liberty Media Corporation - Series C (a)	28	1,934
Liberty SiriusXM Group - Series A (a)	11	514
Liberty SiriusXM Group - Series C (a)	23	1,040
Lions Gate Entertainment Corp. - Class A (a)	9	150
Lions Gate Entertainment Corp. - Class B (a)	18	263
Live Nation Entertainment, Inc. (a)	18	2,171
Lumen Technologies Inc.	126	1,425
Lyft, Inc. - Class A (a)	42	1,603
Magnite, Inc. (a)	18	234
Match Group Holdings II, LLC (a)	39	4,259
Netflix, Inc. (a)	60	22,405
New York Times Co. - Class A	21	965
News Corporation - Class A (a)	50	1,097
News Corporation - Class B (a)	20	449
Nexstar Media Group, Inc. - Class A (a)	5	997
Omnicom Group Inc.	29	2,451
Pinterest, Inc. - Class A (a)	80	1,960
Playtika Holding Corp. (a)	11	222
Roku Inc. - Class A (a)	16	2,024
Sirius XM Holdings Inc. (a) (b)	120	792
Skillz Inc. - Class A (a) (b)	36	109
Snap Inc. - Class A (a)	141	5,079
Take-Two Interactive Software Inc. (a)	16	2,451
TechTarget, Inc. (a)	4	297
TEGNA Inc.	32	712
The Madison Square Garden Company - Class A (a)	1	211
T-Mobile US, Inc. (a)	79	10,175
TripAdvisor Inc. (a)	16	427
Twitter, Inc. (a)	110	4,272
Verizon Communications Inc.	564	28,726
ViacomCBS Inc. - Class B (a)	84	3,188
Vimeo, Inc. (a)	22	260
Vonage Holdings Corp. (a)	34	694
Walt Disney Co. (a)	245	33,654
Warner Music Group Corp. - Class A (a)	14	547
World Wrestling Entertainment, Inc. - Class A	3	168
Yelp Inc. (a)	10	334
Zillow Group, Inc. - Class A (a)	6	289
Zillow Group, Inc. - Class C (a)	19	922
ZoomInfo Technologies Inc. - Class A (a)	40	2,376
Zynga Inc. - Class A (a)	147	1,359
		538,449
Industrials 8.5%
3M Company	76	11,305
AAON, Inc. (a)	7	367
ABM Industries Incorporated	—	3
Acuity Brands, Inc.	5	974
ADT, Inc.	25	189
Advanced Drainage Systems, Inc.	7	852
AECOM	17	1,276
Aerojet Rocketdyne Holdings, Inc. (a)	12	462
AeroVironment, Inc. (a)	3	255
AGCO Corporation	7	1,058
Air Lease Corporation - Class A	15	651
Alaska Air Group, Inc. (a)	18	1,052
Albany International Corp. - Class A	2	205
Alight, Inc. - Class A (a)	30	298
Allegiant Travel Company (a)	2	344
Allegion Public Limited Company	12	1,322
Allison Systems, Inc.	15	605
Altra Industrial Motion Corp. (a)	10	388
AMERCO (a)	1	847
Ameresco, Inc. - Class A (a)	4	340
American Airlines Group Inc. (a) (b)	76	1,392
AMETEK, Inc.	31	4,116
AO Smith Corp.	19	1,212
APi Group Corporation (a)	25	521
Applied Industrial Technologies, Inc.	5	524
Arcosa, Inc.	8	450
Armstrong World Industries, Inc.	7	593
Array Tech, Inc. (a)	18	202
ASGN Incorporated (a)	7	861
Atkore International Group Inc. (a)	7	640
Avis Budget Group, Inc. (a)	6	1,507
Axone Intelligence Inc. (a)	9	1,235
Azek Company Inc - Class A (a)	17	416
Barnes Group Inc.	8	311
Beacon Roofing Supply, Inc. (a)	4	253
Bloom Energy Corporation - Class A (a)	17	410
Boise Cascade Company	6	388
Brady Corp. - Class A	8	364
Brink's Co.	—	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Builders FirstSource, Inc. (a)	27	1,742
BWXT Government Group, Inc.	13	719
C.H. Robinson Worldwide, Inc. (a)	17	1,882
Carlisle Cos. Inc.	7	1,836
Carrier Global Corporation	117	5,360
Casella Waste Systems Inc. - Class A (a)	8	680
Caterpillar Inc.	73	16,250
Chargepoint Inc. - Class A (a) (b)	21	420
Chart Industries, Inc. (a)	5	877
Cimpress Public Limited Company (a)	3	195
Cintas Corp. (a)	11	4,882
Clarivate PLC (a)	51	857
Clean Harbors Inc. (a)	7	768
Colfax Corp. (a)	19	748
Comfort Systems USA Inc.	5	451
Copart Inc. (a)	29	3,678
CoStar Group, Inc. (a)	50	3,343
Crane Co.	7	737
CSX Corp. (a)	299	11,189
Cummins Inc.	20	4,037
Curtiss-Wright Corp.	6	868
Deere & Company	38	15,679
Delta Air Lines, Inc. (a)	89	3,503
Donaldson Co. Inc.	8	407
Dover Corporation	17	2,677
Driven Brands Holdings Inc. (a)	6	170
Dun & Bradstreet Holdings, Inc. (a)	22	393
Dycom Industries, Inc. (a)	4	404
Eaton Corporation Public Limited Company	54	8,137
Elance, Inc. (a)	15	347
EMCOR Group, Inc.	7	784
Emerson Electric Co.	80	7,800
Encore Wire Corp. (a)	3	304
EnerSys	6	422
Enovix Operations Inc. (a) (b)	14	200
Equifax Inc.	17	3,994
ESCO Technologies Inc.	4	296
Evoqua Water Technologies Corp. (a)	17	791
Expeditors International of Washington Inc. (a)	24	2,439
Exponent, Inc. (a)	7	806
Fastenal Co. (a)	78	4,613
Federal Signal Corporation	10	336
FedEx Corporation	33	7,588
Flowserve Corporation	18	653
Fluor Corp. (a)	18	514
Fortive Corporation	50	3,043
Fortune Brands Home & Security, Inc.	19	1,420
Forward Air Corp. (a)	4	357
Franklin Electric Co. Inc. (a)	3	249
FTI Consulting Inc. (a)	5	733
FuelCell Energy, Inc. (a) (b)	45	260
Gates Industrial Corporation PLC (a)	11	164
GATX Corporation	5	579
Generac Holdings Inc. (a)	9	2,594
General Dynamics Corporation	31	7,410
General Electric Company	148	13,544
Gibraltar Industries Inc. (a)	4	151
Graco Inc.	24	1,661
GrafTech International Ltd.	23	223
GXO Logistics Inc. (a)	14	964
HEICO Corp.	6	931
HEICO Corp. - Class A	10	1,316
Helios Technologies, Inc.	5	396
Herc Holdings Inc.	4	585
Herman Miller Inc. (a)	8	286
Hexcel Corp. (a)	12	705
Hillenbrand Inc.	10	430
Honeywell International Inc. (a)	92	17,808
Howmet Aerospace Inc.	50	1,790
HUB Group Inc. - Class A (a)	5	372
Hubbell Inc.	8	1,398
Huntington Ingalls Industries Inc.	5	1,073
IAA Spinco Inc. (a)	20	759
IDEX Corporation	10	1,914
Illinois Tool Works Inc.	36	7,627
Ingersoll Rand Inc.	56	2,817
Insperity, Inc.	6	579
ITT Industries Holdings, Inc.	12	897
Jacobs Engineering Group Inc.	17	2,304
JB Hunt Transport Services Inc. (a)	11	2,238
JELD-WEN Holding, Inc. (a)	12	248
JetBlue Airways Corporation (a)	47	700
Joby Aviation, Inc. - Class A (a) (b)	38	248
John Bean Technologies Corp.	4	529
Johnson Controls International Public Limited Company	94	6,186
Kadant Inc.	1	213
Kennametal Inc.	14	390
Kirby Corp. (a)	7	531
Knight-Swift Transportation Holdings Inc. - Class A	23	1,160
Korn Ferry	6	398
Kratos Defense & Security Solutions, Inc. (a)	20	412
L3Harris Technologies, Inc.	26	6,463
Landstar System Inc. (a)	4	669
Lennox International Inc.	4	1,088
Lincoln Electric Holdings Inc. (a)	7	1,025
Lockheed Martin Corporation	32	14,304
ManpowerGroup Inc.	8	735
Masco Corporation	29	1,487
Masonite International Corporation (a)	4	355
MasTec Inc. (a)	8	700
Matson Intermodal - Paragon, Inc.	3	316
Mercury Systems Inc. (a)	8	543
Microvast Holdings, Inc. (a) (b)	32	213
Middleby Corp. (a)	8	1,268
Moog Inc. - Class A	5	422
MSA Safety Inc.	5	699
MSC Industrial Direct Co. - Class A	6	538
Mueller Industries Inc.	5	293
Mueller Water Products Inc. - Class A	15	189
Nielsen Holdings plc	52	1,413
Nikola Subsidiary Corporation (a) (b)	23	246
Nordson Corp. (a)	8	1,754
Norfolk Southern Corporation	33	9,326
Northrop Grumman Systems Corp.	20	8,931
Nvent Electric Public Limited Company	25	855
Old Dominion Freight Line Inc. (a)	12	3,680
Oshkosh Corp.	9	924
Otis Worldwide Corporation	57	4,361
Owens Corning Inc.	11	1,046
PACCAR Inc.	46	4,083
Parker-Hannifin Corporation	18	5,102
Parsons Corporation (a)	4	150
Pentair Public Limited Company	23	1,255
Plug Power Inc. (a)	73	2,091
Proterra Operating Company, Inc. (a) (b)	26	195
Quanta Services, Inc.	20	2,612
Raytheon BBN Technologies Corp.	200	19,775
RBC Bearings Incorporated (a)	4	699
Regal-Beloit Corp.	10	1,424
Republic Services Inc.	29	3,816
Resideo Technologies, Inc. (a)	17	394
Robert Half International Inc.	12	1,319
Rocket Lab USA, Inc. - Class A (a) (b)	20	161
Rockwell Automation Inc.	16	4,373
Rollins Inc.	33	1,144
Rollins Road Acquisition Company (a) (b)	18	198
Roper Technologies, Inc.	14	6,726
Rush Enterprises Inc. - Class A (a)	7	358
Ryder System, Inc.	8	601
Saia, Inc. (a)	4	905
Schneider National, Inc. - Class B	6	153
Sensata Technologies Holding PLC (a)	22	1,117
Shoals Technologies Group, Inc. - Class A (a)	11	192
Simpson Manufacturing Co. Inc.	6	667
SiteOne Landscape Supply, Inc. (a)	6	1,047
SkyWest Inc. (a)	7	206
Snap-On Inc.	7	1,397
Southwest Airlines Co. (a)	78	3,586
Spirit Aerosystems Holdings Inc. - Class A	15	716

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Spirit Airlines, Inc. (a)	15	327
SPX Corp. (a)	7	360
SPX Flow, Inc.	6	497
Stanley Black & Decker, Inc.	22	3,085
Stericycle Inc. (a)	13	784
SunRun Inc. (a)	29	878
Teledyne Technologies Inc. (a)	6	3,008
Terex Corp.	10	346
Tetra Tech, Inc. (a)	8	1,268
Textron Inc.	30	2,195
The Boeing Company (a)	73	13,963
Timken Co.	10	590
Toro Co.	12	1,036
Trane Technologies Public Limited Company	31	4,798
TransDigm Group Inc. (a)	7	4,687
TransUnion	26	2,730
Trex Company, Inc. (a)	15	995
TriNet Group Inc. (a)	6	635
Trinity Industries Inc.	13	464
Triton Container International Limited	7	487
Tusimple Holdings Inc. - Class A (a) (b)	4	53
Uber Technologies, Inc. (a)	224	7,995
UFP Industries, Inc. (a)	8	651
UniFirst Corp.	2	455
Union Pacific Corporation	86	23,444
United Airlines Holdings, Inc. (a)	45	2,104
United Parcel Service Inc. - Class B	97	20,871
United Rentals Inc. (a)	10	3,555
Univar Solutions Inc. (a)	25	801
Valmont Industries Inc.	3	703
Verisk Analytics, Inc. (a)	22	4,754
Vertiv Holdings, LLC - Class A	39	553
Vicor Corp. (a)	4	248
Virgin Galactic Holdings, Inc. - Class A (a) (b)	21	211
W. W. Grainger, Inc.	6	3,020
Wabtec Corp.	23	2,228
Waste Management, Inc.	52	8,196
Watsco Inc.	5	1,371
Watts Water Technologies Inc. - Class A	4	541
Welbilt Inc. (a)	18	427
Werner Enterprises Inc. (a)	9	381
WESCO International, Inc. (a)	6	811
WillScot Mobile Mini Holdings Corp. - Class A (a)	31	1,232
Woodward Governor Co. (a)	9	1,066
XPO Logistics, Inc. (a)	14	1,009
Xylem Inc.	25	2,173
Zurn Water Solutions Corporation	17	596
		516,476
Consumer Staples 5.9%
Albertsons Companies, Inc. - Class A	14	452
Altria Group, Inc.	243	12,701
Archer-Daniels-Midland Company	74	6,647
Beyond Meat, Inc. (a) (b)	7	347
BJ's Wholesale Club Holdings, Inc. (a)	19	1,311
Boston Beer Co. Inc. - Class A (a)	1	553
Brown-Forman Corp. - Class A	7	467
Brown-Forman Corp. - Class B	26	1,719
Bunge Limited	20	2,199
Campbell Soup Company	28	1,231
Casey's General Stores Inc. (a)	5	1,066
Celsius Holdings, Inc. (a)	4	216
Central Garden & Pet Co. (a)	2	68
Central Garden & Pet Co. - Class A (a)	6	263
Church & Dwight Co. Inc.	32	3,159
Coca-Cola Consolidated Inc. (a)	—	243
Colgate-Palmolive Co.	113	8,588
ConAgra Brands Inc.	65	2,176
Constellation Brands, Inc. - Class A	22	5,067
Costco Wholesale Corporation (a)	60	34,282
Coty Inc. - Class A (a)	40	360
Darling Ingredients Inc. (a)	23	1,860
Dollar General Corporation	32	7,154
Energizer Holdings, Inc.	10	293
Estee Lauder Cos. Inc. - Class A	32	8,580
Flowers Foods Inc.	28	717
Freshpet Inc. (a)	6	644
General Mills, Inc.	82	5,560
Grocery Outlet Holding Corp. (a)	14	466
Hain Celestial Group Inc. (a)	13	461
Herbalife Nutrition Ltd. (a)	12	373
Hershey Co.	20	4,238
Hormel Foods Corp.	39	1,989
Hostess Brands, Inc. - Class A (a)	22	474
Ingredion Inc.	10	829
Inter Parfums Inc. (a)	2	184
J&J Snack Foods Corp. (a)	2	382
JM Smucker Co.	15	2,060
Kellogg Co.	36	2,322
Keurig Dr Pepper Inc. (a)	96	3,632
Kimberly-Clark Corporation	45	5,563
Kraft Heinz Foods Company (a)	91	3,576
Lamb Weston Holdings Inc.	20	1,203
Lancaster Colony Corp. (a)	3	459
McCormick & Company, Incorporated	32	3,197
Molson Coors Beverage Company - Class B	25	1,337
Mondelez International, Inc. - Class A (a)	187	11,764
Monster Beverage 1990 Corporation (a)	48	3,842
National Beverage Corp. (a)	4	164
Olaplex Holdings, Inc. (a)	7	115
PepsiCo, Inc. (a)	187	31,249
Performance Food Group, Inc. (a)	19	986
Philip Morris International Inc.	209	19,668
Pilgrim's Pride Corporation (a)	8	198
Post Holdings, Inc. (a)	8	588
PriceSmart Inc. (a)	4	297
Procter & Gamble Co.	323	49,338
Sanderson Farms Inc. (a)	3	615
Seaboard Corp.	—	172
Spectrum Brands Legacy, Inc.	6	562
Sprouts Farmers Market, Inc. (a)	13	405
Sysco Corp.	68	5,543
Target Corporation	64	13,682
The Beauty Health Company - Class A (a)	14	233
The Clorox Company	17	2,337
The Coca-Cola Company	525	32,536
The Kroger Co.	88	5,050
The Simply Good Foods Company (a)	6	214
Tyson Foods Inc. - Class A	38	3,449
United Natural Foods Inc. (a)	8	322
US Foods Holding Corp. (a)	32	1,209
Walgreens Boots Alliance, Inc. (a)	99	4,437
Walmart Inc.	190	28,291
WD-40 Co. (a)	1	265
		358,199
Energy 3.8%
Antero Midstream Corporation	41	450
Antero Resources Corporation (a)	38	1,167
Apa Corp. (a)	39	1,608
Baker Hughes, a GE Company, LLC - Class A (a)	118	4,314
Cactus Inc. - Class A	7	414
California Resources Corporation	11	510
Callon Petroleum Company (a)	7	406
ChampionX Corporation (a)	25	622
Cheniere Energy, Inc.	33	4,508
Chesapeake Energy Corporation (a)	13	1,156
Chevron Corporation	260	42,383
Clean Energy Fuels Corp. (a)	18	141
CNX Resources Corporation (a)	33	693
ConocoPhillips	175	17,515
Continental Resources Inc. (b)	8	504
Coterra Energy Inc	111	2,984
Denbury Inc. (a)	7	541
Devon Energy Corporation	83	4,893
Diamondback Energy, Inc.	23	3,141
DT Midstream, Inc.	12	672
EOG Resources, Inc.	79	9,420
EQT Corporation	43	1,463
Equitrans Midstream Corp.	59	499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Exxon Mobil Corporation	572	47,213
Halliburton Company	118	4,458
Helmerich & Payne Inc.	15	636
Hess Corporation	38	4,105
HF Sinclair Corporation (a)	22	880
Kinder Morgan, Inc.	272	5,136
Magnolia Oil & Gas Corp. - Class A	20	471
Marathon Oil Corporation	102	2,570
Marathon Petroleum Corporation	76	6,506
Matador Resources Co.	15	802
Murphy Oil Corporation	20	810
NOV Inc.	41	798
Oasis Petroleum Inc. (a)	3	388
Occidental Petroleum Corporation	117	6,639
ONEOK, Inc.	59	4,174
Ovintiv Canada ULC	35	1,882
PDC Energy, Inc. (a)	14	983
Phillips 66	64	5,489
Pioneer Natural Resources Co.	30	7,616
Range Resources Corporation (a)	36	1,084
Reg Biofuels, LLC (a)	7	435
Schlumberger Ltd.	191	7,901
SM Energy Company	17	679
Southwestern Energy Co. (a)	144	1,033
Targa Resources Corp.	32	2,445
Texas Pacific Land Corporation	1	1,107
The Williams Companies, Inc.	167	5,573
Valaris Limited (a)	9	456
Valero Energy Corporation	55	5,586
Whiting Petroleum Corporation	5	432
		228,291
Real Estate 3.5%
AGNC Investment Corp. (a)	70	922
Agree Realty Corporation	10	693
Alexandria Real Estate Equities, Inc.	19	3,898
American Assets Trust, Inc.	6	212
American Campus Communities, Inc.	20	1,121
American Homes 4 Rent - Class A	40	1,598
American Tower Corporation	62	15,450
Americold Realty Trust	37	1,029
Apartment Income REIT Corp.	20	1,074
Apple Hospitality REIT, Inc.	31	559
Arbor Realty Trust, Inc.	18	301
AvalonBay Communities, Inc.	18	4,564
Boston Properties Inc.	20	2,567
Brandywine Realty Trust	24	342
Brixmor Property Group Inc.	23	582
Camden Property Trust	14	2,344
CBRE Group, Inc. - Class A (a)	46	4,230
Chimera Investment Corporation	33	401
Corporate Office Properties Trust	15	417
Cousins Properties Incorporated	21	837
Crown Castle International Corp.	59	10,802
CubeSmart	28	1,477
Cushman & Wakefield PLC (a)	18	364
Digital Realty Trust Inc.	38	5,425
DigitalBridge Group, Inc. - Class A (a)	67	482
Douglas Emmett, Inc.	25	851
Duke Realty Corp.	49	2,839
EastGroup Properties Inc.	6	1,141
EPR Properties	10	547
Equinix, Inc.	12	8,994
Equity Commonwealth (a)	13	353
Equity Lifestyle Properties, Inc.	24	1,809
Equity Residential	47	4,266
Essential Properties Realty Trust, Inc.	16	413
Essex Property Trust Inc.	9	3,106
eXp World Holdings, Inc. (a) (b)	9	194
Extra Space Storage Inc.	19	3,819
Federal Realty Investment Trust	10	1,164
First Industrial Realty Trust, Inc.	19	1,153
Four Corners Property Trust, Inc.	12	334
Gaming and Leisure Properties, Inc. (a)	32	1,492
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11	524
Healthcare Realty Trust Inc.	4	114
Healthcare Trust of America, Inc. - Class A	29	908
Healthpeak Properties, Inc.	76	2,612
Highwoods Properties Inc.	15	674
Host Hotels & Resorts, Inc. (a)	96	1,862
Hudson Pacific Properties Inc.	19	541
Independence Realty Trust, Inc.	25	670
Innovative Industrial Properties, Inc.	3	702
Invitation Homes Inc.	82	3,278
Iron Mountain Incorporated	40	2,192
JBG Smith Properties	18	528
Jones Lang LaSalle Incorporated (a)	7	1,726
Kennedy-Wilson Holdings Inc.	20	490
Kilroy Realty Corporation	13	992
Kimco Realty Corporation	88	2,169
Kite Realty Naperville, LLC	29	656
Lamar Advertising Co. - Class A (a)	12	1,408
Lexington Realty Trust	40	624
Life Storage Inc.	11	1,580
Macerich Co.	30	472
Medical Properties Trust, Inc.	81	1,717
Mid-America Apartment Communities, Inc.	15	3,207
National Health Investors, Inc.	7	436
National Retail Properties, Inc.	26	1,156
National Storage Affiliates Trust	11	663
New Residential Investment Corp.	70	771
Newmark Group, Inc. - Class A (a)	24	383
Omega Healthcare Investors, Inc.	33	1,034
Open Doors Technology Inc. - Class A (a)	50	430
OUTFRONT Media Inc.	20	554
Park Hotels & Resorts Inc.	35	684
Pebblebrook Hotel Trust	18	447
Physicians Realty Trust	30	534
Piedmont Office Realty Trust Inc. - Class A	18	303
PotlatchDeltic Corp. (a)	9	456
ProLogis Inc.	100	16,106
PS Business Parks, Inc.	3	552
Public Storage	21	8,040
Rayonier Inc.	20	808
Realty Income Corporation	78	5,432
Redfin Corporation (a)	15	262
Regency Centers Corp. (a)	21	1,486
Rexford Industrial Realty, Inc.	20	1,521
RLJ III-EM Columbus Lessee, LLC	22	311
Ryman Hospitality Properties, Inc. (a)	8	716
Sabra Health Care REIT, Inc. (a)	31	462
Safehold Inc.	2	130
SBA Communications Corporation (a)	14	4,914
Simon Property Group, Inc.	44	5,737
SITE Centers Corp.	24	398
SL Green Realty Corp. (b)	6	489
Spirit Realty Capital, Inc.	16	756
St. Joe Co.	5	277
STAG Industrial, Inc.	22	916
Starwood Property Trust, Inc.	42	1,016
STORE Capital Corp.	34	1,002
Sun Communities Inc.	15	2,633
Sunstone Hotel Investors Inc. (a)	30	357
Terreno Realty Corporation	10	725
The Howard Hughes Corporation (a)	6	642
UDR, Inc.	39	2,227
Uniti Group Inc. (a)	33	454
Urban Edge Properties	12	228
Ventas, Inc.	55	3,388
VICI Properties Inc.	79	2,242
Vornado Realty Trust	23	1,027
W.P. Carey Inc.	26	2,119
Welltower Inc.	59	5,651
Wework Inc. - Class A (a)	27	187
Weyerhaeuser Company	103	3,902
		208,776
Materials 2.8%
Air Products and Chemicals, Inc.	30	7,407
Albemarle Corporation	15	3,296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Alcoa Corporation	25	2,293
Amcor Plc	201	2,280
Amyris, Inc. (a) (b)	26	114
AptarGroup, Inc.	10	1,125
Arconic Corporation (a)	16	409
Ashland Global Holdings Inc.	8	760
Avery Dennison Corporation	9	1,565
Avient Corporation	13	614
Axalta Coating Systems Ltd. (a)	30	734
Balchem Corporation (a)	4	603
Ball Corporation	43	3,870
Berry Global Group, Inc. (a)	18	1,071
Cabot Corp.	5	349
Celanese Corp. - Class A	15	2,097
CF Industries Holdings Inc.	28	2,908
Cleveland-Cliffs Inc. (a)	65	2,088
Commercial Metals Co.	16	673
Compass Minerals International, Inc.	6	353
Corteva, Inc.	98	5,636
Crown Holdings Inc.	17	2,117
Dow Inc.	98	6,244
DuPont de Nemours, Inc.	68	5,037
Eagle Materials Inc.	6	759
Eastman Chemical Co.	17	1,945
Ecolab Inc.	34	5,941
Element Solutions, Inc.	31	670
FMC Corporation	17	2,221
Freeport-McMoRan Inc.	197	9,785
Graphic Packaging Holding Company	40	802
Greif Inc. - Class A	4	283
H.B. Fuller Company	6	396
Hecla Mining Co.	81	529
Huntsman Corp.	27	998
Ingevity Corporation (a)	3	201
Innospec Inc. (a)	4	370
International Flavors & Fragrances Inc.	34	4,411
International Paper Company	52	2,384
Linde Public Limited Company	69	22,049
Livent Corporation (a)	21	539
Louisiana-Pacific Corp.	9	554
LyondellBasell Industries N.V. - Class A	35	3,590
Martin Marietta Materials Inc.	8	3,223
Minerals Technologies Inc.	6	372
MOS Holdings Inc.	52	3,434
MP Materials Corp. - Class A (a)	10	546
NewMarket Corp.	1	283
Newmont Corporation	108	8,602
Nucor Corporation	36	5,389
Olin Corporation	21	1,087
Packaging Corporation of America	13	2,035
PPG Industries, Inc.	31	4,101
Quaker Chemical Corp.	2	367
Ranpak Holdings Corp - Class A (a)	6	112
Reliance Steel & Aluminum Co.	9	1,619
Reynolds Consumer Products LLC	9	262
Reynolds Group Holdings Limited (a)	7	66
Royal Gold Inc. (a)	9	1,221
RPM International Inc.	19	1,508
Scotts Miracle-Gro Co.	6	728
Sealed Air Corporation	21	1,414
Sensient Technologies Corporation	6	477
Sherwin-Williams Co.	33	8,130
Silgan Holdings Inc. (a)	13	596
Sonoco Products Co.	15	907
Southern Copper Corporation	12	926
Steel Dynamics Inc. (a)	25	2,096
Stepan Co.	4	348
Summit Materials, Inc. - Class A (a)	15	477
The Chemours Company	18	565
Trinseo Public Limited Company	6	264
Tronox Holdings PLC	16	308
United States Steel Corporation	35	1,321
Valvoline, Inc.	25	781
Vulcan Materials Co.	17	3,160
Westlake Chemical Corporation	4	546
Westrock Company, Inc.	36	1,697
Worthington Industries Inc.	6	290
		171,328
Utilities 2.7%
ALLETE, Inc.	8	567
Alliant Energy Corporation (a)	36	2,225
Ameren Corporation	35	3,310
American Electric Power Company, Inc. (a)	67	6,670
American States Water Company	5	419
American Water Works Company, Inc.	25	4,144
Atmos Energy Corporation	18	2,181
AVANGRID, Inc. (b)	9	428
Avista Corporation	11	514
Black Hills Corporation	8	641
California Water Service Group	8	493
CenterPoint Energy, Inc.	82	2,523
Chesapeake Utilities Corporation	1	201
Clearway Energy, Inc. - Class A	5	173
Clearway Energy, Inc. - Class C	13	460
CMS Energy Corp.	37	2,622
Consolidated Edison, Inc.	47	4,491
Constellation Energy Group, Inc. (a)	41	2,298
Dominion Energy, Inc.	109	9,274
DTE Energy Company	27	3,523
Duke Energy Corporation	104	11,627
Edison International	52	3,660
Entergy Corporation	28	3,282
Essential Utilities, Inc.	31	1,605
Evergy, Inc.	30	2,056
Eversource Energy	48	4,218
Exelon Corporation (a)	132	6,269
FirstEnergy Corp.	75	3,445
Hawaiian Electric Industries Inc.	15	629
IDACORP Inc.	7	798
MDU Resources Group Inc.	29	780
MGE Energy, Inc. (a)	6	461
National Fuel Gas Company	13	882
New Jersey Resources Corp.	11	504
NextEra Energy, Inc.	263	22,249
NiSource Inc.	55	1,733
NorthWestern Corp. (a)	8	504
NRG Energy, Inc.	34	1,310
OGE Energy Corp.	25	1,018
One Gas, Inc.	6	491
Ormat Technologies Inc.	7	596
Otter Tail Corp. (a)	3	178
Pacific Gas And Electric Company (a)	197	2,349
Pinnacle West Capital Corp.	15	1,182
PNM Resources, Inc.	11	548
Portland General Electric Co.	13	695
PPL Corporation	102	2,909
Public Service Enterprise Group Inc.	65	4,577
Sempra Energy	43	7,156
South Jersey Industries Inc.	16	565
Southwest Gas Corp.	9	727
Spire, Inc.	8	607
Sunnova Energy International Inc. (a)	10	236
The AES Corporation	92	2,371
The Southern Company	143	10,405
UGI Corp.	29	1,050
Vistra Energy Corp.	65	1,515
WEC Energy Group Inc.	43	4,319
Xcel Energy Inc. (a)	71	5,120
		161,783
Total Common Stocks (cost $5,719,243)		6,007,603
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.01% (d) (e)	26,522	26,522

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	20,301	20,301
Total Short Term Investments (cost $46,823)		46,823
Total Investments 100.3% (cost $5,766,066)		6,054,426
Other Derivative Instruments (0.0)%		(451)
Other Assets and Liabilities, Net (0.3)%		(18,940)
Total Net Assets 100.0%		6,035,035

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	2,194	—	1,613	—	—	(581)	—	—
Apollo Global Management, Inc.	—	2,679	—	—	—	511	3,190	0.1
Apollo Medical Holdings, Inc.	405	—	—	—	—	(138)	267	—
Athene Holding Ltd - Class A	1,536	—	1,066	—	—	(470)	—	—
Jackson Financial Inc. - Class A	230	247	—	3	—	18	495	—
	4,365	2,926	2,679	3	—	(660)	3,952	0.1

Effective January 1, 2022, Athene Holding Ltd merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $1,066 and $1,613 of Athene and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management that are included in Purchases.

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	5,855	5,689	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	34	June 2022	3,513	(37)	—
S&P 500 Index	127	June 2022	28,344	(414)	426
				(451)	426

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	6,007,603	—	—	6,007,603
Short Term Investments	46,823	—	—	46,823
	6,054,426	—	—	6,054,426
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	426	—	—	426
	426	—	—	426
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 98.9%
Utilities 98.4%
ALLETE, Inc.	16	1,077
Alliant Energy Corporation (a)	77	4,805
Ameren Corporation	79	7,409
American Electric Power Company, Inc. (a)	155	15,413
American States Water Company	11	1,000
American Water Works Company, Inc.	56	9,218
Atmos Energy Corporation	42	4,970
AVANGRID, Inc. (b)	21	992
Avista Corporation	22	972
Black Hills Corporation	20	1,522
California Water Service Group	16	965
CenterPoint Energy, Inc.	193	5,912
Chesapeake Utilities Corporation	5	751
Clearway Energy, Inc. - Class A	11	369
Clearway Energy, Inc. - Class C	25	915
CMS Energy Corp.	89	6,217
Consolidated Edison, Inc.	109	10,274
Constellation Energy Group, Inc. (a)	100	5,638
Dominion Energy, Inc.	248	21,111
DTE Energy Company	59	7,857
Duke Energy Corporation	236	26,346
Edison International	117	8,169
Entergy Corporation	62	7,198
Essential Utilities, Inc.	70	3,591
Evergy, Inc.	70	4,814
Eversource Energy	105	9,300
Exelon Corporation (a)	300	14,310
FirstEnergy Corp.	175	8,021
Hawaiian Electric Industries Inc.	33	1,412
IDACORP Inc.	16	1,795
MGE Energy, Inc. (a)	11	876
New Jersey Resources Corp.	29	1,345
NextEra Energy, Inc.	602	50,984
NiSource Inc.	121	3,842
NorthWestern Corp. (a)	17	1,020
NRG Energy, Inc.	75	2,868
OGE Energy Corp.	61	2,498
One Gas, Inc.	16	1,436
Ormat Technologies Inc.	14	1,121
Otter Tail Corp. (a)	13	797
Pacific Gas And Electric Company (a)	463	5,529
Pinnacle West Capital Corp.	35	2,693
PNM Resources, Inc.	26	1,245
Portland General Electric Co.	28	1,526
PPL Corporation	230	6,577
Public Service Enterprise Group Inc.	155	10,857
Sempra Energy	98	16,468
South Jersey Industries Inc.	34	1,188
Southwest Gas Corp.	20	1,563
Spire, Inc.	16	1,138
The AES Corporation	205	5,268
The Southern Company	325	23,572
UGI Corp.	64	2,326
Vistra Energy Corp.	147	3,426
WEC Energy Group Inc.	97	9,657
Xcel Energy Inc. (a)	165	11,925
		364,088
Industrials 0.4%
Zurn Water Solutions Corporation	38	1,349
Energy 0.1%
New Fortress Energy Inc. - Class A (a)	13	553
Total Common Stocks (cost $316,883)		365,990
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (c) (d)	2,883	2,883
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	972	972
Total Short Term Investments (cost $3,855)		3,855
Total Investments 99.9% (cost $320,738)		369,845
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net 0.1%		323
Total Net Assets 100.0%		370,163

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	47	June 2022	3,425	(5)	104

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	365,990	—	—	365,990
Short Term Investments	3,855	—	—	3,855
	369,845	—	—	369,845
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	104	—	—	104
	104	—	—	104

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 97.8%
United States of America 65.7%
3M Company	4	575
Abbott Laboratories	12	1,416
AbbVie Inc.	12	1,939
ABIOMED, Inc. (a)	—	103
Activision Blizzard, Inc. (a)	5	426
Adobe Inc. (a)	3	1,454
Advance Auto Parts, Inc.	—	87
Advanced Micro Devices, Inc. (a)	11	1,210
Affirm Holdings, Inc. - Class A (a) (b)	1	45
AFLAC Incorporated	4	269
Agilent Technologies, Inc.	2	269
AGNC Investment Corp. (a)	4	50
Air Products and Chemicals, Inc.	2	375
Airbnb, Inc. - Class A (a)	2	403
Akamai Technologies, Inc. (a)	1	128
Albemarle Corporation	1	175
Albertsons Companies, Inc. - Class A	1	21
Alexandria Real Estate Equities, Inc.	1	198
Align Technology, Inc. (a)	—	215
Alleghany Corporation (a)	—	83
Allegion Public Limited Company	1	64
Alliant Energy Corporation (a)	2	106
Ally Financial Inc.	2	106
Alnylam Pharmaceuticals, Inc. (a)	1	133
Alphabet Inc. - Class A (a)	2	5,660
Alphabet Inc. - Class C (a)	2	5,251
Altria Group, Inc.	12	644
Amazon.com, Inc. (a)	3	9,656
AMC Entertainment Holdings, Inc. - Class A (a)	3	83
Ameren Corporation	2	167
American Electric Power Company, Inc. (a)	3	336
American Express Company	4	778
American Financial Group, Inc.	—	64
American International Group, Inc.	6	347
American Tower Corporation	3	772
American Water Works Company, Inc.	1	202
Ameriprise Financial, Inc.	1	232
AmerisourceBergen Corporation	1	156
AMETEK, Inc.	2	206
Amgen Inc. (a)	4	922
Amphenol Corporation - Class A	4	309
Analog Devices, Inc. (a)	4	601
Annaly Capital Management, Inc.	9	65
ANSYS, Inc. (a)	1	185
Anthem, Inc.	2	807
Apollo Global Management, Inc. (c)	2	146
Apple Inc. (a)	105	18,320
Applied Materials, Inc. (a)	6	800
AppLovin Corporation - Class A (a) (b)	—	13
Aptiv PLC (a)	2	220
Aramark	2	69
Archer-Daniels-Midland Company	4	343
Arista Networks, Inc. (a)	2	208
Arthur J Gallagher & Co.	1	250
AT&T Inc.	48	1,142
Atmos Energy Corporation	1	106
Autodesk, Inc. (a)	1	320
Automatic Data Processing, Inc. (a)	3	651
AutoZone, Inc. (a)	—	278
AvalonBay Communities, Inc.	1	239
AVANGRID, Inc.	—	18
Avantor, Inc. (a)	4	131
Avery Dennison Corporation	1	98
Baker Hughes, a GE Company, LLC - Class A (a)	6	223
Ball Corporation	2	198
Bank of America Corporation	48	1,983
Bath & Body Works, Inc.	2	81
Bausch Health Companies Inc. (a)	2	48
Baxter International Inc.	3	267
Becton, Dickinson and Company	2	517
Bentley Systems, Incorporated - Class B (a)	1	52
Berkshire Hathaway Inc. - Class B (a)	12	4,374
Best Buy Co., Inc.	1	130
Bill.Com Holdings Inc. (a)	1	139
Biogen Inc. (a)	1	212
BioMarin Pharmaceutical Inc. (a)	1	97
Bio-Rad Laboratories, Inc. - Class A (a)	—	79
Bio-Techne Corporation (a)	—	107
BlackRock, Inc.	1	733
Booking Holdings Inc. (a)	—	651
BorgWarner Inc.	2	63
Boston Properties Inc.	1	120
Boston Scientific Corporation (a)	10	424
Bristol-Myers Squibb Company	15	1,079
Broadcom Inc. (a)	3	1,759
Broadridge Financial Solutions, Inc.	1	122
Brookfield Renewable Corporation - Class A	1	33
Brown & Brown Inc.	2	115
Brown-Forman Corp. - Class A	—	24
Brown-Forman Corp. - Class B	1	84
Bunge Limited	1	109
Burlington Stores Inc. (a)	—	84
C.H. Robinson Worldwide, Inc. (a)	1	101
Cadence Design Systems Inc. (a)	2	306
Caesars Entertainment, Inc. (a)	1	108
Camden Property Trust	1	109
Campbell Soup Company	1	65
Capital One Financial Corporation	3	361
Cardinal Health, Inc.	2	118
CarMax Inc. (a)	1	109
Carnival Plc (a)	1	22
Carrier Global Corporation	6	266
Carvana Co. - Class A (a)	1	64
Catalent Inc. (a)	1	134
Caterpillar Inc.	4	816
CBRE Group, Inc. - Class A (a)	2	205
CDW Corp. (a)	1	172
Celanese Corp. - Class A	1	111
Centene Corporation (a)	4	335
CenterPoint Energy, Inc.	4	130
Ceridian HCM Holding Inc. (a)	1	61
Cerner Corp. (a)	2	186
CF Industries Holdings Inc.	1	148
Charles River Laboratories International Inc. (a)	—	91
Charter Communications, Inc. - Class A (a)	1	440
Cheniere Energy, Inc.	2	219
Chevron Corporation	13	2,124
Chipotle Mexican Grill Inc. (a)	—	304
Chubb Limited	3	624
Church & Dwight Co. Inc.	2	163
Cigna Holding Company	2	519
Cincinnati Financial Corporation	1	141
Cintas Corp. (a)	1	251
Cisco Systems, Inc. (a)	29	1,592
Citigroup Inc.	13	717
Citizens Financial Group Inc.	3	135
Citrix Systems Inc. (a)	1	84
Cloudflare, Inc. - Class A (a)	2	220
CME Group Inc. - Class A (a)	2	576
CMS Energy Corp.	2	137
Cognex Corp. (a)	1	94
Cognizant Technology Solutions Corp. - Class A (a)	4	318
Coinbase Global, Inc. - Class A (a)	—	37
Colgate-Palmolive Co.	6	433
Comcast Corporation - Class A (a)	31	1,433
Comerica Inc.	1	85
ConAgra Brands Inc.	3	111
ConocoPhillips	9	890
Consolidated Edison, Inc.	2	222
Constellation Brands, Inc. - Class A	1	256
Continental Resources Inc.	—	24
Cooper Cos. Inc.	—	140
Copart Inc. (a)	1	181
Corning Incorporated	5	185
Corteva, Inc.	5	290
CoStar Group, Inc. (a)	3	180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Costco Wholesale Corporation (a)	3	1,728
Coterra Energy Inc	5	148
Coupa Software Incorporated (a)	1	52
CrowdStrike Holdings, Inc. - Class A (a)	1	320
Crown Castle International Corp.	3	538
Crown Holdings Inc.	1	107
CSX Corp. (a)	15	562
Cummins Inc.	1	199
CVS Health Corporation	9	899
D.R. Horton, Inc.	2	168
Danaher Corporation	4	1,263
Darden Restaurants Inc.	1	120
Datadog, Inc. - Class A (a)	2	261
DaVita Inc. (a)	—	55
Deere & Company	2	789
Dell Technology Inc. - Class C	2	92
Delta Air Lines, Inc. (a)	4	171
Dentsply Sirona Inc.	2	74
Devon Energy Corporation	4	252
DexCom Inc. (a)	1	335
Diamondback Energy, Inc.	1	158
Digital Realty Trust Inc.	2	268
Discover Financial Services	2	225
Discovery, Inc. - Series A (a)	1	26
Discovery, Inc. - Series C (a)	2	55
Dish Network Corporation - Class A (a)	2	54
DocuSign, Inc. (a)	1	143
Dollar General Corporation	2	349
Dollar Tree Inc. (a)	2	246
Dominion Energy, Inc.	5	466
Domino's Pizza, Inc.	—	101
Donaldson Co. Inc.	1	44
Doordash, Inc. - Class A (a)	1	126
Dover Corporation	1	151
Dow Inc.	5	317
Draftkings Inc. - Class A (a) (b)	2	43
DTE Energy Company	1	174
Duke Energy Corporation	5	581
Duke Realty Corp.	2	144
Dun & Bradstreet Holdings, Inc. (a)	1	16
DuPont de Nemours, Inc.	3	251
DXC Technology Company (a)	2	56
Dynatrace Holdings LLC (a)	1	60
East West Bancorp, Inc.	1	76
Eastman Chemical Co.	1	105
Eaton Corporation Public Limited Company	3	409
eBay Inc. (a)	4	243
Ecolab Inc.	2	298
Edison International	3	181
Edwards Lifesciences Corporation (a)	4	497
Elanco Animal Health (a)	3	85
Electronic Arts Inc.	2	248
Eli Lilly & Co.	5	1,539
Emerson Electric Co.	4	396
Enphase Energy, Inc. (a)	1	181
Entegris, Inc. (a)	1	113
Entergy Corporation	1	165
EOG Resources, Inc.	4	467
EPAM Systems, Inc. (a)	—	114
Equifax Inc.	1	197
Equinix, Inc.	1	448
Equitable Holdings, Inc.	2	77
Equity Lifestyle Properties, Inc.	1	91
Equity Residential	2	211
Essex Property Trust Inc.	—	153
Estee Lauder Cos. Inc. - Class A	2	427
ETSY, Inc. (a)	1	101
Evergy, Inc.	2	110
Eversource Energy	2	204
Exact Sciences Corporation (a)	1	81
Exelon Corporation (a)	7	316
Expedia Group, Inc. (a)	1	199
Expeditors International of Washington Inc. (a)	1	123
Extra Space Storage Inc.	1	189
Exxon Mobil Corporation	29	2,366
F5 Networks, Inc. (a)	—	88
Facebook, Inc. - Class A (a)	16	3,475
FactSet Research Systems Inc.	—	111
Fastenal Co. (a)	4	227
Federal Realty Investment Trust	—	58
FedEx Corporation	2	376
Fidelity National Financial, Inc. - Class A	2	93
Fidelity National Information Services, Inc.	4	418
Fifth Third Bancorp (a)	5	207
First Republic Bank	1	196
FirstEnergy Corp.	4	173
Fiserv, Inc. (a)	4	407
FleetCor Technologies Inc. (a)	1	140
FMC Corporation	1	116
Ford Motor Company	27	450
Fortinet, Inc. (a)	1	309
Fortive Corporation	2	141
Fortune Brands Home & Security, Inc.	1	67
Fox Corporation - Class A (a)	2	93
Fox Corporation - Class B (a)	1	38
Franklin Resources Inc.	2	52
Freeport-McMoRan Inc.	10	490
Gartner Inc. (a)	1	168
Generac Holdings Inc. (a)	—	124
General Dynamics Corporation	2	376
General Electric Company	7	681
General Mills, Inc.	4	276
General Motors Company (a)	10	430
Genuine Parts Co.	1	121
Gilead Sciences, Inc. (a)	8	503
Global Payments Inc.	2	268
Globe Life Inc.	1	65
GoDaddy Inc. - Class A (a)	1	99
Halliburton Company	6	225
Hasbro, Inc. (a)	1	75
HCA Healthcare, Inc.	2	406
Healthpeak Properties, Inc.	4	126
HEICO Corp.	—	43
HEICO Corp. - Class A	1	64
Henry Schein Inc. (a)	1	86
Hershey Co.	1	213
Hess Corporation	2	198
Hewlett Packard Enterprise Company	9	152
Hilton Worldwide Holdings Inc. (a)	2	286
Hologic Inc. (a)	2	130
Honeywell International Inc. (a)	5	903
Horizon Therapeutics Public Limited Company (a)	2	162
Hormel Foods Corp.	2	94
Host Hotels & Resorts, Inc. (a)	5	92
Howmet Aerospace Inc.	3	97
HP Inc.	7	271
Hubbell Inc.	—	67
HubSpot Inc. (a)	—	144
Humana Inc.	1	379
Huntington Bancshares Incorporated (a)	9	139
Huntington Ingalls Industries Inc.	—	51
IAC/Interactive Corp. (a)	1	55
IDEX Corporation	1	99
IDEXX Laboratories, Inc. (a)	1	313
Illinois Tool Works Inc.	2	405
Illumina, Inc. (a)	1	370
Incyte Corporation (a)	1	103
Ingersoll Rand Inc.	3	129
Insulet Corporation (a)	—	121
Intel Corporation (a)	28	1,366
Intercontinental Exchange, Inc.	4	507
International Business Machines Corporation	6	789
International Flavors & Fragrances Inc.	2	223
International Paper Company	3	123
Interpublic Group of Cos. Inc.	3	91
Intuit Inc. (a)	2	919
Intuitive Surgical, Inc. (a)	2	730
Invesco Ltd.	2	53
Invitation Homes Inc.	4	159
IPG Photonics Corporation (a)	—	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
IQVIA Inc. (a)	1	297
Iron Mountain Incorporated	2	109
Jack Henry & Associates Inc. (a)	1	101
Jacobs Engineering Group Inc.	1	127
Jazz Pharmaceuticals Public Limited Company (a)	—	67
JB Hunt Transport Services Inc. (a)	1	117
Jefferies Financial Group Inc.	1	45
JM Smucker Co.	1	101
Johnson & Johnson	18	3,158
Johnson Controls International Public Limited Company	5	312
JPMorgan Chase & Co.	20	2,726
Juniper Networks, Inc.	2	77
K.K.R. Co., Inc. - Class A	4	230
Kellogg Co.	2	113
Keurig Dr Pepper Inc. (a)	5	181
KeyCorp	6	132
Keysight Technologies, Inc. (a)	1	196
Kimberly-Clark Corporation	2	281
Kimco Realty Corporation	4	96
Kinder Morgan, Inc.	13	251
KLA-Tencor Corp. (a)	1	378
Kraft Heinz Foods Company (a)	5	189
L3Harris Technologies, Inc.	1	330
Laboratory Corporation of America Holdings (a)	1	173
Lam Research Corp. (a)	1	500
Lamb Weston Holdings Inc.	1	63
Las Vegas Sands Corp. (a)	2	87
Lear Corporation	—	53
Leidos Holdings Inc.	1	102
Lennar Corporation - Class A	2	144
Lennar Corporation - Class B	—	7
Lennox International Inc.	—	63
Liberty Broadband Corp. - Series A (a)	—	21
Liberty Broadband Corp. - Series C (a)	1	133
Liberty SiriusXM Group - Series A (a)	1	31
Liberty SiriusXM Group - Series C (a)	1	49
Lincoln National Corporation	1	74
Live Nation Entertainment, Inc. (a)	1	105
LKQ Corporation	2	87
Lockheed Martin Corporation	2	724
Loews Corp.	1	89
Lowe`s Companies, Inc.	5	923
Lucid Group, Inc. (a) (b)	4	93
Lululemon Athletica Inc. (a)	1	291
Lumen Technologies Inc.	6	67
Lyft, Inc. - Class A (a)	2	78
LyondellBasell Industries N.V. - Class A	2	181
M&T Bank Corporation	1	152
Marathon Petroleum Corporation	4	335
Markel Corporation (a)	—	137
MarketAxess Holdings Inc. (a)	—	90
Marriott International, Inc. - Class A (a)	2	319
Marsh & McLennan Companies, Inc.	3	584
Martin Marietta Materials Inc.	—	159
Marvell Technology, Inc.	6	406
Masco Corporation	2	85
MasterCard Incorporated - Class A	6	2,087
Match Group Holdings II, LLC (a)	2	200
McCormick & Company, Incorporated	2	173
McDonald's Corporation	5	1,251
McKesson Corporation	1	320
Merck & Co., Inc.	17	1,403
MetLife, Inc.	5	334
Mettler-Toledo International Inc. (a)	—	220
MGM Resorts International	3	106
Microchip Technology Incorporated (a)	4	276
Micron Technology, Inc. (a)	8	590
Microsoft Corporation (a)	51	15,642
Mid-America Apartment Communities, Inc.	1	160
Moderna, Inc. (a)	2	407
Mohawk Industries Inc. (a)	—	46
Molina Healthcare, Inc. (a)	—	121
Molson Coors Beverage Company - Class B	1	67
Mondelez International, Inc. - Class A (a)	9	590
MongoDB, Inc. - Class A (a)	—	197
Monolithic Power Systems Inc. (a)	—	138
Monster Beverage 1990 Corporation (a)	3	202
Moody's Corp.	1	371
Morgan Stanley	10	839
MOS Holdings Inc.	3	167
Motorola Solutions Inc.	1	277
MSCI Inc. - Class A	1	278
NASDAQ Inc. (a)	1	135
NetApp, Inc. (a)	2	127
Netflix, Inc. (a)	3	1,126
Neurocrine Biosciences, Inc. (a)	1	56
Newell Brands Inc.	3	60
Newmont Corporation	5	434
News Corporation - Class A (a)	3	63
News Corporation - Class B (a)	1	19
NextEra Energy, Inc.	13	1,125
Nielsen Holdings plc	2	66
NIKE, Inc. - Class B	9	1,162
NiSource Inc.	3	85
Norfolk Southern Corporation	2	463
Northern Trust Corp.	1	165
Northrop Grumman Systems Corp.	1	444
NortonLifelock Inc. (a)	4	106
Novocure Limited (a)	1	45
NRG Energy, Inc.	2	65
Nucor Corporation	2	269
NVIDIA Corporation (a)	17	4,617
NVR, Inc. (a)	—	103
Oak Street Health, Inc. (a) (b)	1	24
Occidental Petroleum Corporation	6	334
Okta, Inc. - Class A (a)	1	149
Old Dominion Freight Line Inc. (a)	1	188
Omnicom Group Inc.	1	119
On Semiconductor Corporation (a)	3	177
ONEOK, Inc.	3	217
Open Doors Technology Inc. - Class A (a)	2	19
Oracle Corporation	11	882
O'Reilly Automotive, Inc. (a)	—	312
Otis Worldwide Corporation	3	213
Owens Corning Inc.	1	66
PACCAR Inc.	2	207
Pacific Gas And Electric Company (a)	11	126
Packaging Corporation of America	1	107
Palantir Technologies Inc. - Class A (a)	11	146
Palo Alto Networks, Inc. (a)	1	416
Parker-Hannifin Corporation	1	250
Paychex Inc. (a)	2	292
Paycom Software, Inc. (a)	—	116
Paylocity Holding Corporation (a)	—	53
Paypal Holdings, Inc. (a)	8	909
Peloton Interactive, Inc. - Class A (a)	2	48
Pentair Public Limited Company	1	62
PepsiCo, Inc. (a)	9	1,567
PerkinElmer Inc.	1	149
Pfizer Inc.	38	1,967
Philip Morris International Inc.	10	985
Phillips 66	3	274
Pinnacle West Capital Corp.	1	63
Pinterest, Inc. - Class A (a)	4	91
Pioneer Natural Resources Co.	2	384
Plug Power Inc. (a) (b)	3	99
Pool Corporation (a)	—	110
PPG Industries, Inc.	2	212
PPL Corporation	5	145
Principal Financial Group, Inc. (a)	2	127
Procter & Gamble Co.	16	2,479
Progressive Corp.	4	451
ProLogis Inc.	5	806
Prudential Financial Inc.	2	294
PTC Inc. (a)	1	81
Public Service Enterprise Group Inc.	3	236
Public Storage	1	398
Pulte Homes Inc.	2	64
Qiagen N.V. (a)	2	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Qorvo, Inc. (a)	1	93
Qualcomm Incorporated (a)	8	1,166
Quanta Services, Inc.	1	123
Quest Diagnostics Incorporated	1	117
Raymond James Financial Inc.	1	141
Raytheon BBN Technologies Corp.	10	1,001
Realty Income Corporation	4	263
Regency Centers Corp. (a)	1	77
Regeneron Pharmaceuticals, Inc. (a)	1	502
Regions Financial Corporation	7	149
Reinsurance Group of America, Incorporated	—	54
Republic Services Inc.	1	191
ResMed Inc.	1	238
RingCentral, Inc. - Class A (a)	1	64
Rockwell Automation Inc.	1	217
Roku Inc. - Class A (a)	1	97
Rollins Inc.	2	57
Roper Technologies, Inc.	1	336
Ross Stores Inc. (a)	2	219
Royal Caribbean Cruises Ltd.	1	125
Royalty Pharma PLC - Class A (a)	2	94
S&P Global Inc.	2	983
Salesforce.Com, Inc. (a)	7	1,415
SBA Communications Corporation (a)	1	257
Schlumberger Ltd.	9	391
Seagen Inc. (a)	1	123
Sealed Air Corporation	1	71
SEI Investments Co. (a)	1	45
Sempra Energy	2	363
Sensata Technologies Holding PLC (a)	1	55
ServiceNow, Inc. (a)	1	754
Sherwin-Williams Co.	2	402
Signature Bank	—	116
Simon Property Group, Inc.	2	295
Sirius XM Holdings Inc. (a) (b)	7	48
Skyworks Solutions, Inc. (a)	1	150
Snap Inc. - Class A (a)	7	264
Snap-On Inc.	—	76
Snowflake Inc. - Class A (a)	2	376
SoFi Technologies, Inc. (a) (b)	4	40
SolarEdge Technologies Ltd. (a)	—	112
Southern Copper Corporation	1	46
Southwest Airlines Co. (a)	4	183
Splunk Inc. (a)	1	162
Square, Inc. - Class A (a)	3	460
SS&C Technologies Holdings, Inc. (a)	1	109
Stanley Black & Decker, Inc.	1	155
Starbucks Corporation (a)	8	702
State Street Corporation	2	216
Steel Dynamics Inc. (a)	1	114
Steris Limited	1	167
Stryker Corporation	2	607
Sun Communities Inc.	1	133
SVB Financial Group (a)	—	223
Synchrony Financial	4	127
Synopsys Inc. (a)	1	348
Sysco Corp.	3	284
T. Rowe Price Group, Inc. (a)	2	235
Take-Two Interactive Software Inc. (a)	1	125
Tapestry Inc.	2	70
Target Corporation	3	688
Teladoc Health, Inc. (a) (b)	1	75
Teledyne Technologies Inc. (a)	—	155
Teleflex Incorporated	—	110
Teradyne Inc. (a)	1	125
Tesla Inc. (a)	6	6,105
Texas Instruments Incorporated (a)	6	1,147
Texas Pacific Land Corporation	—	57
Textron Inc.	2	113
The AES Corporation	4	113
The Allstate Corporation	2	263
The Bank of New York Mellon Corporation (c)	5	249
The Blackstone Group Inc. - Class A	5	605
The Boeing Company (a)	4	704
The Carlyle Group, Inc. (a)	1	43
The Charles Schwab Corporation	10	855
The Clorox Company	1	116
The Coca-Cola Company	26	1,631
The Goldman Sachs Group, Inc.	2	753
The Hartford Financial Services Group, Inc.	2	169
The Home Depot, Inc.	7	2,115
The Kroger Co.	4	257
The PNC Financial Services Group, Inc.	3	524
The Southern Company	7	520
The Trade Desk, Inc. - Class A (a)	3	199
The Travelers Companies, Inc.	2	298
The Western Union Company	3	52
The Williams Companies, Inc.	8	271
Thermo Fisher Scientific Inc.	3	1,575
TJX Cos. Inc.	8	489
T-Mobile US, Inc. (a)	4	512
Tractor Supply Co. (a)	1	178
Trane Technologies Public Limited Company	2	235
TransDigm Group Inc. (a)	—	231
TransUnion	1	134
Trimble Inc. (a)	2	126
Truist Financial Corporation	9	512
Twilio Inc. - Class A (a)	1	180
Twitter, Inc. (a)	5	210
Tyler Technologies Inc. (a)	—	123
Tyson Foods Inc. - Class A	2	184
U.S. Bancorp	9	486
Uber Technologies, Inc. (a)	11	403
UDR, Inc.	2	114
UGI Corp.	1	51
Uipath, Inc. - Class A (a)	2	37
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	152
Under Armour Inc. - Class A (a)	1	22
Under Armour Inc. - Class C (a)	1	21
Union Pacific Corporation	4	1,178
United Airlines Holdings, Inc. (a)	2	100
United Parcel Service Inc. - Class B	5	1,058
United Rentals Inc. (a)	—	172
UnitedHealth Group Incorporated	6	3,251
Unity Software Inc. (a)	1	106
Universal Health Services Inc. - Class B	1	78
Upstart Holdings, Inc. (a) (b)	—	36
Vail Resorts, Inc.	—	74
Valero Energy Corporation	3	281
Veeva Systems Inc. - Class A (a)	1	200
Ventas, Inc.	3	157
VeriSign, Inc. (a)	1	151
Verisk Analytics, Inc. (a)	1	238
Verizon Communications Inc.	28	1,447
Vertex Pharmaceuticals Incorporated (a)	2	450
VF Corp.	2	127
ViacomCBS Inc. - Class B (a)	4	148
Viatris, Inc.	9	93
VICI Properties Inc.	4	121
Visa Inc. - Class A	11	2,489
Vistra Energy Corp.	3	76
VMware, Inc. - Class A (a)	1	156
Vornado Realty Trust	1	51
Voya Financial, Inc.	1	56
Vulcan Materials Co.	1	164
W. R. Berkley Corporation	1	98
W. W. Grainger, Inc.	—	155
W.P. Carey Inc.	1	95
Wabtec Corp.	1	117
Walgreens Boots Alliance, Inc. (a)	5	224
Walmart Inc.	10	1,426
Walt Disney Co. (a)	12	1,690
Waste Management, Inc.	3	413
Waters Corp. (a)	—	131
Watsco Inc.	—	68
Wayfair Inc. - Class A (a) (b)	1	59
WEC Energy Group Inc.	2	216
Wells Fargo & Company	26	1,274
Welltower Inc.	3	283
West Pharmaceutical Services Inc.	1	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Western Digital Corporation (a)	2	102
Westlake Chemical Corporation	—	29
Westrock Company, Inc.	2	82
Weyerhaeuser Company	5	194
Whirlpool Corporation	—	74
Willis Towers Watson Public Limited Company	1	205
Workday, Inc. - Class A (a)	1	313
Wynn Resorts, Limited (a)	1	60
Xcel Energy Inc. (a)	4	264
XPO Logistics, Inc. (a)	1	51
Xylem Inc.	1	105
Yum! Brands, Inc.	2	232
Zebra Technologies Corp. - Class A (a)	—	154
Zillow Group, Inc. - Class A (a)	—	12
Zillow Group, Inc. - Class C (a)	1	52
Zimmer Biomet Holdings, Inc.	1	186
Zions Bancorp	1	73
Zoetis Inc. - Class A	3	604
Zoom Video Communications, Inc. - Class A (a)	1	171
Zscaler, Inc. (a)	1	130
		268,245
Japan 6.7%
ABC-Mart Inc.	—	11
Acom Co. Ltd.	4	10
Advance Residence Investment Corp.	—	26
Advantest Corporation	1	110
AEON Co. Ltd. (b)	6	126
AEON Mall Co. Ltd.	1	9
Air Water Inc.	1	20
Aisin Seiki Co. Ltd.	1	44
Ajinomoto Co. Inc.	4	105
Alfresa Holdings Corp. (b)	1	18
All Nippon Airways Co. Ltd. (a)	1	21
Amada Co. Ltd.	2	20
Asahi Breweries Ltd.	3	116
Asahi Glass Co. Ltd.	2	64
Asahi Intecc Co., Ltd.	2	33
Asahi Kasei Corp. (b)	9	82
Asics Corp.	1	25
Astellas Pharma Inc.	13	202
Bandai Namco Holdings Inc.	2	114
Bank of Kyoto Ltd.	1	22
Benefit One Inc.	1	11
Bridgestone Corp.	4	163
Brother Industries Ltd.	2	31
Calbee,Inc.	1	14
Canon Inc.	7	171
Capcom Co. Ltd.	1	24
Casio Computer Co. Ltd.	1	16
Central Japan Railway Co.	1	182
China Bank Ltd. (b)	5	29
Chubu Electric Power Co. Inc.	5	54
Chugai Pharmaceutical Co. Ltd.	4	147
Chugoku Electric Power Co. Inc. (b)	2	14
Concordia Financial Group, Ltd. (b)	7	25
COSMOS Pharmaceutical Corporation	—	12
CyberAgent Inc.	3	35
Dai Nippon Printing Co. Ltd.	2	42
Daifuke Co. Ltd.	1	64
Dai-ichi Life Holdings, Inc.	8	153
Daiichi Sankyo Company, Ltd	12	274
Daikin Industries Ltd.	2	364
Dainippon Sumitomo Pharma Co. Ltd.	2	15
Daito Trust Construction Co. Ltd.	1	53
Daiwa House Industry Co. Ltd.	5	118
Daiwa House REIT Investment Corporation	—	40
Daiwa Securities Group Inc.	10	58
Denso Corp.	4	223
Dentsu Inc.	2	61
Disco Corp.	—	56
East Japan Railway Co. (b)	3	151
Eisai Co. Ltd.	2	93
Fanuc Ltd.	1	229
Fast Retailing Co. Ltd.	1	257
Fuji Electric Holdings Co. Ltd.	1	50
FUJIFILM Holdings Corp.	3	165
Fujitsu Ltd.	1	180
Fukuoka Financial Group, Inc.	1	21
GLP J-REIT	—	46
GMO Payment Gateway, Inc.	—	31
Hakuhodo DY Holdings Incorporated	2	26
Hamamatsu Photonics KK	1	53
Hankyu Hanshin Holdings Inc.	2	49
Harmonic Drive Systems Inc. (b)	—	7
Haseko Corp.	2	20
Hikari Tsushin Inc.	—	11
Hino Motors Ltd. (b)	2	14
Hirose Electric Co. Ltd.	—	31
Hitachi Construction Machinery Co. Ltd.	1	18
Hitachi Ltd.	7	331
Hitachi Metals Ltd. (a)	2	25
Honda Motor Co. Ltd. (b)	12	329
Hoshizaki Corporation	—	27
Hoya Corp.	3	283
Hulic Co. Ltd.	3	31
IBIDEN Co., Ltd.	1	44
Idemitsu Kosan Co., Ltd.	2	47
Iida Group Holdings Co., Ltd. (b)	1	22
Inpex Corporation	7	88
Isuzu Motors Ltd. (b)	4	52
ITOCHU Corp. (b)	10	342
ITOCHU Techno-Solutions Corporation	1	15
Japan Airlines Co., Ltd (a)	1	19
Japan Airport Terminal Co. Ltd. (a)	1	27
Japan Exchange Group Inc.	4	67
Japan Post Holdings Co., Ltd.	8	60
Japan Post Insurance Co., Ltd.	2	26
Japan Prime Realty Investment Corp.	—	23
Japan Real Estate Investment Corp.	—	47
Japan Retail Fund Investment Corp.	—	41
Japan Tobacco Inc.	8	128
JFE Holdings Inc. (b)	4	55
JS Group Corp.	2	35
JSR Corp.	2	44
JXTG Holdings, Inc. (b)	22	83
Kajima Corp. (b)	3	41
Kakaku.com Inc.	1	22
Kansai Electric Power Co. Inc.	5	48
Kansai Paint Co. Ltd.	2	29
Kao Corp.	3	132
Kawasaki Heavy Industries Ltd.	1	20
KDDI Corp. (b)	11	361
Keio Corp.	1	35
Keisei Electric Railway Co. Ltd.	1	33
Kewpie Corporation	1	15
Keyence Corp.	1	606
Kikkoman Corp.	1	86
Kinden Corp.	1	12
Kintetsu Corp. (b)	1	37
Kirin Holdings Co. Ltd.	6	85
Kobayashi Pharmaceutical Co. Ltd.	—	32
Kobe Bussan Co., Ltd.	1	25
Koei Tecmo Holdings Co., Ltd.	—	13
Koito Manufacturing Co. Ltd.	1	36
Komatsu Ltd.	7	158
Konami Corp. (b)	1	44
Kose Corp.	—	21
Kubota Corp.	8	147
Kuraray Co. Ltd.	3	22
Kurita Water Industries Ltd.	1	26
Kyocera Corp.	2	135
Kyowa Kirin Co., Ltd.	2	42
Kyushu Electric Power Co. Inc.	3	21
Kyushu Railway Company (b)	1	22
Lasertec Corporation	1	83
Lawson Inc.	—	15
Lion Corp. (b)	2	22
M3, Inc.	3	101
Makita Corp.	2	61

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Marubeni Corp.	11	129
Marui Group Co. Ltd.	2	27
Matsumotokiyoshi Holdings Co., Ltd.	1	32
Mazda Motor Corp. (b)	4	30
McDonald's Holdings Co. Japan Ltd.	1	21
Medipal Holdings Corp.	1	21
Meiji Holdings Co., Ltd. (b)	1	54
Mercari, Inc. (a)	1	18
Minebea Mitsumi Inc.	3	59
MISUMI Group Inc.	2	60
Mitsubishi Chemical Holdings Corporation (b)	10	65
Mitsubishi Corp. (b)	10	379
Mitsubishi Electric Corp.	15	168
Mitsubishi Estate Co. Ltd.	9	141
Mitsubishi Gas Chemical Co. Inc.	1	24
Mitsubishi Heavy Industries Ltd.	2	72
Mitsubishi Motors Corp. (a)	5	12
Mitsubishi UFJ Financial Group Inc. (b)	85	526
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	25
Mitsui & Co. Ltd. (b)	11	301
Mitsui Chemicals Inc.	2	38
Mitsui Fudosan Co. Ltd.	7	141
Mitsui OSK Lines Ltd.	2	67
Mizuho Financial Group Inc.	17	219
MonotaRO Co., Ltd.	2	39
MS&AD Insurance Group Holdings, Inc. (b)	3	104
Murata Manufacturing Co. Ltd.	4	285
Nabtesco Corp.	1	21
Nagoya Railroad Co. Ltd.	1	25
NEC Corp.	2	76
NEC Electronics Corp. (a)	9	103
NEXON Co.,Ltd.	3	78
NGK Insulators Ltd.	2	27
NGK Spark Plug Co. Ltd.	1	21
Nidec Corp. (b)	4	294
Nihon M & A Center Inc.	2	25
Nikon Corp. (b)	2	26
Nintendo Co. Ltd.	1	403
Nippon Building Fund Inc.	—	63
Nippon Express Co., Ltd.	1	41
Nippon Meat Packers Inc.	1	24
Nippon Paint Co. Ltd.	10	86
Nippon Shinyaku Co., Ltd.	—	27
Nippon Steel Corporation (b)	7	115
Nippon Telegraph & Telephone Corp.	8	236
Nippon Yusen KK (b)	1	97
Nissan Chemical Industries Ltd.	1	59
Nissan Motor Co., Ltd. (a)	16	71
Nisshin Seifun Group Inc. (b)	2	28
Nissin Foods Holdings Co. Ltd.	1	35
Nitori Co. Ltd.	1	75
Nitto Denko Corp.	1	72
Nomura Holdings Inc. (b)	19	80
Nomura Real Estate Holdings, Inc.	1	17
Nomura Real Estate Master Fund. Inc.	—	41
Nomura Research Institute Ltd.	3	89
NSK Ltd. (b)	3	17
NTT Data Corp. (b)	4	87
Obayashi Corp.	5	36
Obic Co. Ltd.	—	60
Odakyu Electric Railway Co. Ltd. (b)	2	40
OJI Holdings Corp. (b)	7	34
Olympus Corp.	9	168
Omron Corp.	1	94
Ono Pharmaceutical Co. Ltd.	3	84
Open House Co.,Ltd.	1	22
Oracle Corp. Japan	—	14
Oriental Land Co. Ltd.	2	288
ORIX Corp.	8	169
Orix J-REIT Inc.	—	23
Osaka Gas Co. Ltd.	3	51
Otsuka Corp.	1	28
Otsuka Holdings Co., Ltd.	4	131
Pan Pacific International Holdings Corporation	4	58
Panasonic Corp. (b)	16	154
Persol Holdings Co., Ltd.	1	29
Pola Orbis Holdings Inc.	1	10
Prologis	—	47
Rakuten Inc.	6	44
Recruit Holdings Co., Ltd.	11	495
Resona Holdings Inc. (b)	16	69
Ricoh Co. Ltd.	4	37
Rinnai Corp.	—	22
Rohm Co. Ltd.	1	47
Ryohin Keikaku Co. Ltd.	2	19
Santen Pharmaceutical Co. Ltd.	3	25
SBI Holdings Inc. (b)	2	45
SCSK Corporation	1	15
Secom Co. Ltd.	2	109
Sega Sammy Holdings Inc.	1	19
Seibu Holdings Inc.	2	18
Seiko Epson Corp.	2	36
Sekisui Chemical Co. Ltd.	3	44
Sekisui House Ltd.	4	85
Seven & I Holdings Co., Ltd.	5	257
SG Holdings Co., Ltd.	3	64
Sharp Corp.	2	14
Shimadzu Corp.	2	66
Shimano Inc.	1	137
Shimizu Corp. (b)	5	31
Shin-Etsu Chemical Co. Ltd.	3	412
Shinsei Bank Ltd. (b)	1	16
Shionogi & Co. Ltd. (b)	2	123
Shiseido Co. Ltd.	3	137
Shizuoka Bank Ltd. (b)	4	30
Showa Denko KK	1	20
SMC Corp.	1	280
Softbank Corp.	18	217
SoftBank Group Corp.	8	383
Sohgo Security Services Co. Ltd.	1	16
Sojitz Corp.	1	24
Sompo Holdings, Inc.	2	105
Sony Corp.	8	876
Square Enix Holdings Co. Ltd.	1	27
Stanley Electric Co. Ltd. (b)	1	23
Subaru Corp. NPV (b)	4	70
SUMCO Corporation	2	36
Sumitomo Chemical Co. Ltd. (b)	11	50
Sumitomo Corp. (b)	8	144
Sumitomo Electric Industries Ltd.	5	62
Sumitomo Heavy Industries Ltd.	1	18
Sumitomo Metal Mining Co. Ltd.	2	97
Sumitomo Mitsui Financial Group Inc. (b)	9	295
Sumitomo Mitsui Trust Holdings Inc.	3	82
Sumitomo Realty & Development Co. Ltd.	3	88
Sumitomo Rubber Industries Inc.	1	12
Sundrug Co. Ltd.	1	12
Suntory Beverage & Food Limited	1	34
Suzuki Motor Corp.	3	113
Sysmex Corp.	1	80
T&D Holdings Inc.	4	60
Taisei Corp.	2	43
Taisho Pharmaceutical Holdings Company Ltd.	—	14
Taiyo Nippon Sanso Corp.	1	23
Takeda Pharmaceutical Co. Ltd.	11	312
TDK Corp.	3	98
Terumo Corp.	5	149
TIS Inc.	1	33
Tobu Railway Co. Ltd.	1	34
Toho Co. Ltd.	1	38
Tohoku Electric Power Co. Inc.	4	20
Tokio Marine Holdings Inc. (b)	5	273
Tokyo Century Corp.	—	11
Tokyo Electric Power Co. Holdings Inc. (a)	6	18
Tokyo Electron Ltd.	1	566
Tokyo Gas Co. Ltd.	3	46
Tokyu Corp.	4	49
Tokyu Fudosan Holdings Corporation	5	26
Toppan Printing Co. Ltd.	3	46
Toray Industries Inc.	12	60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Toshiba Corp.	3	108
Tosoh Corp.	2	33
TOTO Ltd.	1	44
Toyo Suisan Kaisha Ltd.	1	22
Toyota Boshoku Corporation	1	10
Toyota Industries Corp.	1	97
Toyota Motor Corp. (b)	87	1,578
Toyota Tsusho Corp.	2	66
Trend Micro Inc.	1	59
TSURUHA Holdings ,Inc.	—	13
Unicharm Corp.	3	107
United Urban Investment Corp.	—	25
USS Co. Ltd.	2	25
Welcia Holdings Co.,Ltd.	1	15
West Japan Railway Co.	1	59
Workman Co., Ltd.	—	8
Yahoo! Japan Corp.	18	77
Yakult Honsha Co. Ltd.	1	59
Yamada Denki Co. Ltd.	4	13
Yamaha Corp.	1	52
Yamaha Motor Co. Ltd.	2	45
Yamato Holdings Co. Ltd.	3	47
Yamazaki Baking Co. Ltd.	2	18
Yaskawa Electric Corp.	2	70
Yokogawa Electric Corp.	2	27
ZOZO, Inc.	1	16
		27,206
United Kingdom 4.3%
3i Group plc	7	126
Admiral Group PLC	2	59
Allfunds Group PLC	1	12
Amcor Plc	11	120
Anglo American PLC	9	479
AON Public Limited Company - Class A	1	471
Ashtead Group Public Limited Company	3	194
ASOS Plc (a)	—	10
Associated British Foods PLC	2	53
AstraZeneca PLC	10	1,387
Auto Trader Group PLC	6	54
Avast PLC (d)	4	28
AVEVA Group plc	1	25
Aviva PLC	28	162
B&M European Value Retail S.A.	6	40
BAE Systems PLC	22	207
Barclays PLC	107	208
Barratt Developments PLC	7	47
BP P.L.C.	133	648
British American Tobacco P.L.C.	15	647
BT Group Plc	61	145
Bunzl Public Limited Company	2	96
Burberry Group PLC	3	63
Carnival Plc (a)	5	110
Centrica PLC (a)	40	42
Coca-Cola European Partners PLC (a)	1	68
Compass Group PLC	12	260
Convatec Group PLC (d)	11	31
Croda International Public Limited Company	1	98
Darktrace PLC (a)	2	13
DCC Public Limited Company	1	55
Dechra Pharmaceuticals PLC	1	31
Deliveroo PLC - Class A (a)	3	4
Derwent London PLC	1	32
Diageo PLC	16	798
Direct Line Insurance Limited	10	37
Dr. Martens PLC (a)	3	9
DS Smith PLC	9	39
easyJet PLC (a)	4	26
Evraz PLC (e)	3	5
Experian PLC	6	244
Ferguson PLC	2	209
Fiat Chrysler Automobiles N.V. (a)	15	245
GlaxoSmithKline PLC	34	733
GVC Holdings PLC (a)	4	86
Halma Public Limited Company	3	84
Harbour Energy PLC	3	19
Hargreaves Lansdown PLC	2	25
Hikma Pharmaceuticals Public Limited Company	1	33
Hiscox Ltd.	2	31
Howden Joinery Group PLC	4	41
HSBC Holdings PLC	139	956
Imperial Brands PLC	6	120
Informa Switzerland Limited (a)	10	82
InterContinental Hotels Group PLC	1	85
Intermediate Capital Group PLC	2	46
Intertek Group Plc	1	79
ITV Plc	24	26
J Sainsbury PLC	12	39
JD Sports Fashion PLC (a)	18	35
Johnson Matthey PLC	1	32
Kingfisher Plc	15	50
Land Securities Group PLC	5	48
Legal & General Group PLC	42	148
Linde Public Limited Company	3	1,108
Lloyds Banking Group PLC	489	300
London Stock Exchange Group PLC	2	228
M&G PLC	18	51
Marks & Spencer Group Plc (a)	13	27
Meggitt PLC (a)	5	52
Melrose Holdings Limited	30	48
Mondi plc	3	65
National Grid PLC	26	400
Next PLC	1	71
Ocado Group PLC (a)	4	63
Oxford Nanopore Technologies Limited (a)	3	14
Pearson PLC	5	51
Pepco Group N.V. (a) (d)	1	7
Persimmon Public Limited Company	2	63
Phoenix Group Holdings PLC	6	45
Prudential Public Limited Company (c)	18	265
Reckitt Benckiser Group PLC	5	383
Relx PLC	14	425
Rentokil Initial PLC	13	92
Rightmove PLC	6	50
Rio Tinto PLC	7	570
Rolls-Royce Holdings plc (a)	59	78
Royal Mail PLC	5	23
Schroders PLC	1	38
Schroders PLC	—	8
SEGRO Public Limited Company	8	148
Severn Trent PLC	2	61
Smith & Nephew PLC	6	99
Smiths Group PLC	3	51
Spirax-Sarco Engineering PLC	1	85
SSE PLC	7	163
St. James's Place PLC	4	70
Standard Chartered PLC	18	121
Standard Life Aberdeen PLC	15	42
Tate & Lyle Public Limited Company	3	31
Taylor Wimpey PLC	26	44
Tesco PLC	54	197
The Berkeley Group Holdings PLC	1	41
The British Land Company Public Limited Company	7	48
The Royal Bank of Scotland Group Public Limited Company	35	98
The Sage Group PLC.	8	72
THG Holdings PLC (a)	5	6
Travis Perkins PLC	2	25
Unilever PLC	18	810
United Utilities Group PLC	5	68
Vodafone Group Public Limited Company	180	293
Weir Group PLC(The)	2	38
Whitbread PLC (a)	1	52
Wise PLC - Class A (a)	3	16
WPP 2012 Limited	8	104
		17,743
Canada 3.5%
Agnico Eagle Mines Limited	3	199
Air Canada (a)	2	45
Algonquin Power & Utilities Corp. (b)	4	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Alimentation Couche-Tard Inc. - Class A	6	262
AltaGas Ltd.	2	47
Bank of Montreal	4	519
Barrick Gold Corporation	12	302
BCE Inc.	2	111
BlackBerry Limited (a)	3	25
Brookfield Asset Management Inc. - Class A	10	558
CAE Inc. (a)	2	55
Cameco Corp.	3	82
Canadian Apartment Properties REIT	1	22
Canadian Imperial Bank of Commerce	3	365
Canadian National Railway Company	4	548
Canadian Natural Resources Ltd.	8	502
Canadian Pacific Railway Limited	6	520
Canadian Tire Corporation, Limited - Class A	—	61
Canadian Utilities Limited - Class A	1	28
Canopy Growth Corporation (a) (b)	2	11
CCL Industries Inc. - Class B	1	50
Cenovus Energy Inc.	8	142
CGI Inc. - Class A (a)	2	120
CI Financial Corp.	1	21
Constellation Software Inc.	—	228
Dollarama Inc.	2	102
Emera Inc.	2	84
Empire Company Limited - Class A	1	46
Enbridge Inc.	14	632
Fairfax Financial Holdings Ltd.	—	84
Finning International Inc.	1	33
First Quantum Minerals Ltd	4	139
FirstService Corporation	—	38
Fortis Inc.	3	159
Franco-Nevada Corporation	1	207
George Weston Ltd.	1	64
GFL Environmental Inc.	1	36
Gildan Activewear Inc. - Class A	1	49
Great-West Lifeco Inc.	2	53
H&R Real Estate Investment Trust	1	9
Hydro One Limited	2	62
iA Financial Corporation Inc.	1	49
IGM Financial Inc.	1	18
Imperial Oil Ltd.	1	68
Intact Financial Corporation	1	178
Keyera Corp.	2	43
Kinross Gold Corporation	8	48
Lightspeed Commerce Inc. (a)	1	27
Loblaw Cos. Ltd.	1	90
Lundin Mining Corp.	5	48
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	3	32
Magna International Inc.	2	122
Manulife Financial Corp.	13	284
Metro Inc. - Class A	2	95
National Bank of Canada	2	177
Nutrien Ltd.	4	381
Nuvei Technologies Corp. (a)	—	33
ONEX Corporation	1	34
Open Text Corporation	2	76
Pembina Pipeline Corporation	4	143
Power Corporation of Canada (b)	4	118
Quebecor Inc. - Class B	1	29
Restaurant Brands International Limited Partnership	2	117
RioCan REIT	1	22
Ritchie Bros. Auctioneers Incorporated	1	41
Rogers Communications Inc. - Class B	2	136
Royal Bank of Canada	10	1,061
Saputo Inc.	2	38
Shaw Communications Inc. - Class B	3	93
Shopify Inc. - Class A (a)	1	513
SNC-Lavalin Group Inc.	1	29
Sun Life Financial Inc.	4	218
Suncor Energy Inc.	9	308
TC Energy Corporation (b)	7	378
Teck Resources Limited - Class B	3	133
TELUS Corp.	3	79
TF1 International	1	56
The Bank of Nova Scotia	8	585
The Toronto-Dominion Bank	12	981
Thomson Reuters Corporation	1	123
TMX Group Limited	—	39
Tourmaline Oil Corp	2	83
Waste Connections, Inc.	2	247
Wheaton Precious Metals Corp.	3	143
WSP Canada Inc.	1	66
		14,264
France 2.7%
Adevinta ASA - Class B (a) (d)	3	25
Aeroports de Paris (a)	—	33
Alstom	2	45
Amundi (d)	—	30
Arkema	—	55
AXA SA	14	407
Biomerieux SA	—	33
BNP Paribas SA	8	439
Bollore SA	6	30
Bouygues SA	1	52
Bureau Veritas	2	59
Capgemini SA	1	238
Carrefour SA	4	90
Cie de Saint-Gobain	4	216
Cie Generale d'Optique Essilor International SA	2	373
CNP Assurances SA	1	20
Compagnie Generale des Etablissements Michelin	1	165
Covivio	—	23
Credit Agricole SA	9	114
Danone	5	259
Dassault Aviation	—	22
Dassault Systemes	5	227
EDENRED	2	82
Eiffage	1	59
Electricite de France	3	27
Engie (a)	12	155
Gecina SA	—	47
Getlink S.E.	3	56
Hermes International SCA	—	337
IPSEN	—	31
Kering SA	1	319
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	559
Legrand SA	2	172
L'Oreal SA	2	653
LVMH Moet Hennessy Louis Vuitton SE	2	1,291
Orange SA	13	151
Pernod-Ricard SA	1	303
Publicis Groupe SA	2	91
Safran	2	282
Sanofi SA	8	794
Sartorius Stedim Biotech	—	67
Schneider Electric SE (a)	4	647
SEB SA	—	23
Societe Generale SA	6	148
Sodexo SA	1	49
Teleperformance	—	153
Thales SA	1	92
Total SA	17	839
Veolia Environnement	4	143
VINCI	3	358
Vivendi SA	5	71
Worldline (a) (d)	2	69
		11,023
Switzerland 2.5%
ABB Ltd. - Class N	12	393
Adecco Group AG - Class N	1	48
Alcon AG	3	268
Baloise Holding AG - Class N	—	55
Barry Callebaut AG - Class N	—	35
Coca-Cola HBC AG	1	28
Compagnie Financiere Richemont SA	4	449
Credit Suisse Group AG - Class N	16	126
EMS-Chemie Holding AG	—	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Garmin Ltd.	1	119
Geberit AG - Class N	—	150
Givaudan SA - Class N	—	223
Glencore PLC	75	488
Julius Bar Gruppe AG - Class N	2	91
Kühne + Nagel International AG	—	98
LafargeHolcim Ltd.	3	166
Lindt & Spruengli AG - Class N	—	121
Lonza Group AG	1	363
Nestle SA - Class N	19	2,478
Novartis AG - Class N	16	1,446
Partners Group Holding AG	—	185
Roche Holding AG	—	77
Schindler Holding AG - Class N	—	31
SGS SA - Class N	—	111
Sika AG	1	343
Sonova Holding AG	—	152
STMicroelectronics NV	4	190
Straumann Holding AG - Class N	—	123
Swatch Group AG	—	56
Swatch Group AG - Class N	—	18
Swiss Life Holding AG - Class N	—	135
Swiss Re AG	2	182
Swisscom AG - Class N	—	102
TE Connectivity Ltd. (d)	2	288
Temenos Group AG - Class N	—	41
UBS Group AG	25	490
Vifor Pharma Management AG	—	59
Zurich Insurance Group AG - Class N	1	502
		10,277
Australia 2.2%
Alumina Ltd.	16	24
Ampol Limited	2	43
APA Group	8	60
Aristocrat Leisure Limited	5	122
ASX Ltd.	1	76
Aurizon Holdings Limited	13	35
Australia & New Zealand Banking Group Ltd.	19	392
Bendigo and Adelaide Bank Ltd.	4	27
BHP Group PLC	34	1,313
BlueScope Steel Ltd.	3	51
Boral Ltd. (a)	2	6
Brambles Limited	10	75
Challenger Financial Services Group Ltd.	4	19
CIMIC Group Limited (b)	—	6
Cochlear Ltd.	—	77
Coles Group Limited	9	124
Commonwealth Bank of Australia	11	902
Computershare Ltd.	4	68
Crown Resorts Limited (a)	2	18
CSL Ltd.	3	648
DEXUS Funds Management Limited	8	65
Domino's Pizza Enterprises Limited	—	28
Endeavour Group Limited	9	47
Evolution Mining Limited	13	41
Fortescue Metals Group Ltd.	11	172
Goodman Funding Pty Ltd	12	200
GPT Group	13	51
Harvey Norman Holdings Ltd.	5	18
IDP Education Limited	1	30
Incitec Pivot Ltd.	13	37
Insurance Australia Group Ltd.	16	51
LendLease Corp. Ltd.	4	36
Macquarie Group Limited	2	368
Magellan Financial Group Ltd (b)	1	11
Medibank Private Limited	18	41
Mirvac Group	25	46
National Australia Bank Ltd.	22	520
Newcrest Mining Ltd.	6	121
Northern Star Resources Ltd.	8	64
Orica Ltd.	3	34
Origin Energy Ltd.	13	59
Qantas Airways Ltd. (a)	5	18
QBE Insurance Group Ltd.	11	91
Ramsay Health Care Ltd.	1	64
REA Group Ltd.	—	37
Reece Limited	2	27
Rio Tinto Ltd.	3	224
Santos Ltd.	19	110
Scentre Group Limited	38	85
SEEK Limited	2	54
Seven Group Holdings Limited	1	14
Sonic Health Care Ltd.	3	86
South32 Limited	30	113
Stockland	16	51
Suncorp Group Ltd.	9	71
Tabcorp Holdings Ltd.	16	63
Telstra Corp. Ltd.	27	81
TPG Telecom Limited	3	16
Transurban Group	21	210
Treasury Wine Estates Limited	5	45
Vicinity Centres RE Ltd	26	36
Washington H Soul Pattinson & Co. Ltd. (b)	2	35
Wesfarmers Ltd.	8	290
Westpac Banking Corporation	24	431
Wisetech Global Limited	1	42
Woodside Petroleum Ltd.	7	156
Woolworths Group Ltd.	8	224
WorleyParsons Ltd.	2	21
		8,821
Germany 2.0%
Adidas AG - Class N	1	295
Allianz SE	3	664
Aroundtown SA	7	38
BASF SE - Class N	6	354
Bayer AG - Class N	7	450
Bayerische Motoren Werke AG	2	188
Beiersdorf AG	1	74
Brenntag AG - Class N	1	82
Carl Zeiss Meditec AG	—	37
Continental AG	1	52
Covestro AG (d)	1	62
Daimler AG - Class N	6	396
Delivery Hero SE (a) (d)	1	56
Deutsche Bank Aktiengesellschaft - Class N	14	178
Deutsche Boerse AG - Class N	1	234
Deutsche Lufthansa AG (a)	4	33
Deutsche Post AG - Class N	7	320
Deutsche Telekom AG - Class N	23	430
Dresdner Bank AG (a)	7	52
DW Property Invest GmbH	—	6
E.ON SE - Class N	15	176
Evonik Industries AG	1	36
Fresenius Medical Care AG & Co. KGaA	1	89
Fresenius SE & Co. KGaA	3	103
GEA Group AG	1	47
Hannover Rueck SE - Class N	—	74
HeidelbergCement AG	1	59
Henkel AG & Co. KGaA	1	44
Infineon Technologies AG - Class N	9	301
Kion Group AG	—	32
Merck KGaA	1	183
MTU Aero Engines AG - Class N	—	86
Muenchener Rueckversicherungs AG - Class N	1	240
Puma SE	1	63
RWE AG	5	201
SAP SE	7	823
Siemens AG - Class N	5	746
Siemens Energy AG	3	64
Siemens Healthineers AG (d)	2	112
Symrise AG	1	105
Talanx Aktiengesellschaft	—	16
Telefonica Deutschland Holding AG	7	18
TUI AG - Class N (a) (d)	6	18
Uniper SE	1	18
Vonovia SE	5	243
Zalando SE (a) (d)	1	62
		7,960

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Netherlands 1.8%
Adyen B.V. (a) (d)	—	406
Aegon NV	10	53
Airbus SE	4	505
Akzo Nobel N.V.	1	109
argenx SE (a)	—	109
ASM International N.V.	—	91
ASML Holding	3	1,840
CNH Industrial N.V. (a)	7	112
HAL Trust	1	91
Heineken Holding N.V.	1	54
Heineken NV	2	154
ING Groep N.V.	27	281
JDE Peet's N.V.	—	13
Koninklijke Ahold Delhaize N.V.	7	231
Koninklijke DSM N.V.	1	212
Koninklijke KPN N.V.	26	89
Koninklijke Philips N.V.	6	191
NN Group N.V.	2	107
NXP Semiconductors N.V.	2	332
Prosus N.V.	6	315
Randstad NV (b)	1	54
Shell PLC - Class A	52	1,422
Unibail-Rodamco SE	1	59
Universal Music Group N.V. (a)	8	225
Wolters Kluwer NV - Class C	2	193
		7,248
Sweden 1.0%
AB Sagax - Class B	1	34
Aktiebolaget Electrolux - Class B (b)	2	28
Aktiebolaget Industrivarden - Class A	1	36
Aktiebolaget Industrivarden - Class C	1	33
Aktiebolaget SKF - Class B (b)	3	42
Aktiebolaget Volvo - Class A	1	28
Aktiebolaget Volvo - Class B	11	200
Alfa Laval AB	2	70
Assa Abloy AB - Class B	7	187
Atlas Copco Aktiebolag - Class A	4	227
Atlas Copco Aktiebolag - Class B	3	121
Autoliv, Inc.	1	42
Axfood Aktiebolag	1	23
Boliden AB	2	96
Castellum AB (b)	2	48
Deca Games Holding AB - Class B (a) (b)	4	32
Elekta AB (publ) - Class B	2	20
Epiroc Aktiebolag - Class A	4	91
Epiroc Aktiebolag - Class B	3	49
EQT AB (d)	2	73
Essity Aktiebolag (publ) - Class B (b)	4	98
Evolution Gaming Group AB (publ) (d)	1	123
Fabege AB (b)	2	27
Fastighets Ab Balder - Class B (a)	1	50
G&L Beijer Ref AB - Class B	2	30
Getinge AB - Class B	1	59
Hennes & Mauritz AB - Class B (b)	5	72
Hexagon Aktiebolag - Class B	13	188
Hexpol AB - Class B	2	17
Holmen Aktiebolag - Class B	1	35
Husqvarna Aktiebolag - Class B	3	30
Indutrade Aktiebolag	2	43
Intrum AB	—	12
Investmentaktiebolaget Latour - Class B	1	30
Investor Aktiebolag - Class A	4	91
Investor Aktiebolag - Class B	12	266
Kinnevik AB - Class B (a)	2	44
L E Lundbergforetagen AB - Class B	1	26
Lifco Ab (Publ) - Class B	1	34
Lundin Petroleum AB (b)	1	59
NIBE Industrier AB - Class B	10	108
Nordnet AB	1	17
Saab AB - Class B	1	20
Samhallsbyggnadsbolaget i Norden AB - Class B (b)	7	33
Sandvik AB	7	159
Securitas AB - Class B	2	26
Sinch AB (publ) (a) (d)	5	32
Skandinaviska Enskilda Banken AB - Class A	11	118
Skanska AB - Class B (b)	3	61
SSAB AB - Class A (b)	2	11
SSAB AB - Class B	4	28
Storskogen Group AB (publ) (b)	5	13
Svenska Cellulosa Aktiebolaget SCA - Class B (b)	4	74
Svenska Handelsbanken AB - Class A (b)	11	101
Swedbank AB - Class A (b)	7	98
Swedish Match AB	11	83
Tele2 AB - Class B	3	51
Telefonaktiebolaget LM Ericsson - Class B (b)	20	178
Telia Co. AB (b)	17	70
Trelleborg AB - Class B	2	38
Vitrolife AB	—	14
Volvo Car AB - Class B (a) (b)	4	31
		4,178
Ireland 0.8%
Accenture Public Limited Company - Class A	4	1,442
CRH Plc (a)	5	208
Flutter Entertainment Public Limited Company (a)	1	121
James Hardie Industries Public Limited Company - CDI	3	92
Kerry Group Plc	1	122
Kingspan Group Plc	1	99
Medtronic Public Limited Company	9	1,010
Seagate Technology Holdings Public Limited Company (a)	1	124
Smurfit Kappa Funding Designated Activity Company (a)	2	82
		3,300
Hong Kong 0.7%
AIA Group Limited	81	844
Budweiser Brewing Company APAC Limited (d)	13	33
CK Asset Holdings Limited	13	92
CK Hutchison Holdings Limited	18	132
CK Infrastructure Holdings Limited	5	33
CLP Holdings Ltd.	11	112
Dairy Farm International Holdings Ltd. (a)	2	6
ESR Cayman Limited (a) (d)	18	55
Galaxy Entertainment Group Ltd. (a)	11	65
Hang Lung Properties Ltd.	14	29
Hang Seng Bank Ltd.	5	90
Henderson Land Development Co. Ltd.	9	39
HK Electric Investments Limited	16	16
HKT Trust	28	38
Hong Kong & China Gas Co. Ltd.	74	89
Hong Kong Exchanges & Clearing Ltd.	8	378
Jardine Matheson Holdings Ltd. (a)	2	99
JS Global Lifestyle Company Limited (d)	7	8
Link Real Estate Investment Trust	14	121
MTR Corp.	11	59
New World Development Company Limited	9	37
Power Assets Holdings Ltd.	9	62
Sands China Ltd. (a)	16	38
Sino Land Co.	24	31
Sun Hung Kai Properties Ltd.	10	125
Swire Pacific Limited - Class B	10	10
Swire Pacific Ltd. - Class A	3	16
Swire Properties Limited	8	20
Techtronic Industries Company Limited	11	185
WH Group Limited (d)	62	39
Wharf Real Estate Investment Company Limited	11	54
		2,955
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	62
A P Moller - Maersk A/S - Class B	—	121
Carlsberg A/S - Class B	1	84
Chr. Hansen Holding A/S	1	54
Coloplast A/S - Class B	1	128
Danske Bank A/S	5	83
Demant A/S (a)	1	32
DSV Panalpina A/S	1	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Genmab A/S (a)	—	164
GN Store Nord A/S	1	48
Novo Nordisk A/S - Class B	11	1,226
Novozymes A/S - Class B	1	101
Orsted A/S (d)	1	159
Pandora A/S	1	62
Rockwool International A/S - Class A	—	14
Rockwool International A/S - Class B	—	16
Tryg A/S	2	55
Vestas Wind Systems A/S	7	202
		2,886
Spain 0.6%
Acciona,S.A.	—	28
ACS, Actividades de Construccion y Servicios, S.A.	2	47
AENA, S.M.E., S.A. (a) (d)	—	80
Amadeus IT Group SA (d)	3	204
Banco Bilbao Vizcaya Argentaria, S.A. (b)	45	258
Banco Santander, S.A.	117	399
CaixaBank, S.A.	30	101
Cellnex Telecom, S.A. (a) (d)	4	174
Corporacion Acciona Energias Renovables, S.A.	—	14
Enagas SA	2	38
Endesa SA	2	48
Ferrovial, S.A.	3	87
Grifols, S.A. (b)	2	40
Iberdrola, Sociedad Anonima	40	436
Industria de Diseno Textil, S.A.	8	166
MAPFRE, S.A.	7	14
Naturgy Energy Group SA (b)	2	69
Red Electrica Corporacion, S.A.	3	60
Repsol SA	10	129
Siemens Gamesa Renewable Energy, S.A.	2	29
Telefonica SA	37	179
		2,600
Italy 0.6%
A2A SpA	11	18
Amplifon S.p.A	1	26
Assicurazioni Generali SpA (b)	8	191
Atlantia SpA	3	71
Banca Mediolanum SpA	2	14
Banco BPM Societa' Per Azioni	10	30
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	12
Davide Campari-Milano S.p.A.	3	33
DiaSorin S.p.A.	—	25
Enel SpA	53	353
ENI SpA	17	250
Exor Nederland N.V.	1	57
Ferrari N.V.	1	189
Finecobank Banca Fineco SPA	4	62
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	12
Hera S.p.A.	5	20
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	25
Intesa Sanpaolo SpA	116	265
Leonardo S.p.A.	3	27
Mediobanca SpA	5	51
Moncler S.p.A.	1	73
Nexi S.p.A. (a)	5	60
Pirelli & C. S.p.A. (d)	3	16
Poste Italiane - Societa' Per Azioni (d)	3	35
Prysmian S.p.A.	2	66
Recordati Industria Chimica E Farmaceutica S.p.A.	1	38
Snam Rete Gas SpA	14	80
Telecom Italia SpA	79	29
Terna – Rete Elettrica Nazionale S.p.A.	9	78
UniCredit S.p.A.	15	156
UnipolSai Assicurazioni S.p.A.	3	9
		2,371
Singapore 0.4%
Ascendas REIT	23	49
Capitaland Investment Limited	17	49
CapitaMall Trust	33	55
City Developments Ltd.	4	21
DBS Group Holdings Ltd.	12	320
Flex Ltd. (a)	3	63
Genting Singapore Limited	41	25
Great Eastern Holdings Limited	1	9
Jardine Cycle & Carriage Ltd.	1	13
Keppel Corporation Limited	9	43
Mapletree Commercial Trust Management Ltd. (d)	13	18
Olam Group Limited (a)	7	9
Oversea-Chinese Banking Corporation Limited	27	245
Singapore Airlines Ltd. (a)	9	35
Singapore Airport Terminal Services Ltd. (a)	5	14
Singapore Exchange Ltd.	6	44
Singapore Technologies Engineering Ltd.	10	32
Singapore Telecommunications Limited	47	92
United Overseas Bank Ltd.	10	246
UOL Group Ltd.	3	16
Venture Corp. Ltd.	2	25
Wilmar International Limited	19	67
		1,490
Finland 0.3%
Elisa Oyj	1	59
Fortum Oyj (b)	3	52
Huhtamaki Oyj	1	22
Kesko Oyj - Class A	1	16
Kesko Oyj - Class B	2	51
Kone Corporation	3	144
Konecranes Abp	—	13
Neste Oyj	3	135
Nokia Oyj (a)	37	201
Nokian Renkaat Oyj	1	14
Nordea Bank ABP (a)	23	240
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	34
Outotec Oyj	4	38
Sampo Oyj - Class A	3	168
Stora Enso Oyj - Class R	4	79
UPM-Kymmene Oyj	4	118
Wartsila Oyj	4	33
		1,426
Belgium 0.3%
Ackermans	—	28
ageas SA/NV	1	67
Anheuser-Busch InBev	6	352
Colruyt SA	—	15
D'ieteren	—	23
Elia Group (b)	—	30
Groupe Bruxelles Lambert SA	1	73
KBC Groep NV	2	165
Proximus	1	20
Sofina	—	35
Solvay SA	1	50
Telenet Group Holding	—	10
UCB SA	1	106
Umicore	1	57
Warehouses De Pauw	1	41
		1,072
Norway 0.2%
Aker ASA (b)	1	27
Aker ASA	—	15
DNB Bank ASA	6	140
Equinor ASA	7	273
Gjensidige Forsikring ASA	1	35
Kongsberg Gruppen ASA	1	24
Leroy Seafood Group ASA	2	17
Mowi ASA	3	87
Norsk Hydro ASA	9	88
Orkla ASA	6	49
SalMar ASA	—	29
Schibsted ASA - Class A	—	11
Schibsted ASA - Class B	1	13
Storebrand ASA (b)	3	32
Telenor ASA	5	66
TOMRA Systems ASA	1	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Yara International ASA	1	54
		995
Israel 0.1%
Azrieli Group Ltd.	—	22
Bank Hapoalim BM	7	70
Bank Leumi Le-Israel BM	10	107
Bezeq Israeli Telecommunication Corp. Ltd.	14	24
Elbit Systems Ltd.	—	36
Israel Chemicals Ltd.	5	63
Israel Discount Bank Ltd.	8	48
Mizrahi Tefahot Bank Ltd.	1	36
Nice Ltd. (a)	—	99
Playtika Holding Corp. (a)	1	11
Teva Pharmaceutical Industries Ltd (a)	8	71
		587
Argentina 0.1%
MercadoLibre S.R.L (a)	—	374
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (d)	—	25
Allegro.eu SA (a) (d)	2	20
Bank Pekao SA	1	30
CD Projekt SA	—	19
Cyfrowy Polsat S.A.	2	12
ING Bank Slaski S.A.	—	12
KGHM Polska Miedz SA	1	35
LPP SA	—	22
mBank (a)	—	7
PGE Polska Grupa Energetyczna S.A. (a)	5	11
Polski Koncern Naftowy Orlen S.A.	2	33
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	10	15
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	52
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	29
Santander Bank Polska SA (a)	—	16
		338
New Zealand 0.1%
a2 Milk Co. Ltd. (a) (b)	6	22
Auckland International Airport Limited (a)	9	48
Contact Energy Limited	5	29
Fisher & Paykel Healthcare Corp.	4	69
Fletcher Building Ltd.	6	25
Mercury NZ Limited	4	18
Meridian Energy Limited	9	32
Ryman Healthcare Ltd.	3	19
Spark New Zealand Ltd.	14	43
		305
Luxembourg 0.1%
ArcelorMittal	4	123
Eurofins Scientific SE	1	79
Millicom International Cellular SA - SDR (a) (b)	1	17
RTL Group SA (a)	—	14
Tenaris SA	3	52
		285
Austria 0.1%
Andritz AG	—	22
BAWAG Group AG (d)	—	24
Erste Group Bank AG	2	72
EVN AG	—	10
OMV AG	1	46
Raiffeisen Bank International AG (a)	1	13
Telekom Austria Aktiengesellschaft	1	7
Verbund AG	1	53
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	9
Voestalpine AG	1	22
		278
Bermuda 0.1%
Arch Capital Group Ltd. (a)	3	127
Autostore Holdings Ltd (a) (b) (d)	9	33
Everest Re Group, Ltd.	—	85
		245
Portugal 0.1%
EDP Renovaveis, S.A.	2	43
Energias de Portugal SA	20	97
Galp Energia, SGPS, S.A.	3	42
Jeronimo Martins, SGPS, S.A.	2	44
		226
China 0.0%
Wuxi Biologics Cayman Inc (a) (d)	23	188
Chile 0.0%
Antofagasta PLC	2	51
Jersey 0.0%
Clarivate PLC (a)	2	40
United Arab Emirates 0.0%
Mediclinic International PLC (a)	3	15
NMC Health PLC (e)	1	—
Mexico 0.0%
Fresnillo PLC	1	10
Total Common Stocks (cost $269,058)		399,002
PREFERRED STOCKS 0.6%
Switzerland 0.5%
Lindt & Spruengli AG	—	84
Roche Holding AG	5	1,889
Schindler Holding AG (a)	—	59
		2,032
Germany 0.1%
Bayerische Motoren Werke AG	—	27
Henkel AG & Co. KGaA (f)	1	82
Porsche Automobil Holding SE (f)	1	98
Sartorius AG	—	75
Volkswagen AG (f)	1	214
		496
Spain 0.0%
Grifols, S.A.	2	21
Italy 0.0%
Telecom Italia SpA	39	13
Total Preferred Stocks (cost $1,917)		2,562
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.01% (c) (g)	5,044	5,044
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.23% (c) (g)	3,655	3,655
Total Short Term Investments (cost $8,699)		8,699
Total Investments 100.5% (cost $279,674)		410,263
Other Derivative Instruments (0.0)%		(94)
Other Assets and Liabilities, Net (0.5)%		(2,031)
Total Net Assets 100.0%		408,138

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	104	—	70	—	—	(34)	—	—
Apollo Global Management, Inc.	—	134	—	—	—	12	146	—
Athene Holding Ltd - Class A	66	—	64	—	—	(2)	—	—
Prudential Public Limited Company	309	—	—	2	—	(44)	265	0.1
The Bank of New York Mellon Corporation	280	10	—	2	—	(41)	249	0.1
	759	144	134	4	—	(109)	660	0.2

Effective January 1, 2022, Athene Holding Ltd merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $64 and $70 of Athene and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management that are included in Purchases.

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	22	25	—
Adevinta ASA - Class B	08/31/20	44	25	—
Adyen B.V.	02/28/19	334	406	0.1
AENA, S.M.E., S.A.	09/22/17	89	80	—
Allegro.eu SA	06/18/21	38	20	—
Amadeus IT Group SA	09/22/17	206	204	0.1
Amundi	11/30/17	38	30	—
Autostore Holdings Ltd	12/17/21	34	33	—
Avast PLC	12/17/21	31	28	—
BAWAG Group AG	04/23/21	24	24	—
Budweiser Brewing Company APAC Limited	10/15/19	48	33	—
Cellnex Telecom, S.A.	05/28/19	152	174	0.1
Convatec Group PLC	04/23/21	31	31	—
Covestro AG	09/22/17	116	62	—
Delivery Hero SE	05/31/18	96	56	—
EQT AB	05/29/20	43	73	—
ESR Cayman Limited	11/30/20	56	55	—
Evolution Gaming Group AB (publ)	05/29/20	90	123	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	25	—
JS Global Lifestyle Company Limited	04/23/21	19	8	—
Mapletree Commercial Trust Management Ltd.	11/26/19	23	18	—
Orsted A/S	09/22/17	71	159	0.1
Pepco Group N.V.	03/22/22	7	7	—
Pirelli & C. S.p.A.	04/23/21	18	16	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	35	—
Siemens Healthineers AG	06/18/21	107	112	—
Sinch AB (publ)	06/18/21	67	32	—
TE Connectivity Ltd.	09/22/17	182	288	0.1
TUI AG - Class N	04/23/21	25	18	—
WH Group Limited	09/21/17	64	39	—
Worldline	09/22/17	101	69	—
Wuxi Biologics Cayman Inc	12/17/21	256	188	0.1
Zalando SE	09/22/17	93	62	—
		2,572	2,558	0.6

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	20	June 2022	EUR	745	(9)	22
FTSE 100 Index	3	June 2022	GBP	216	(1)	11
S&P 500 Index	19	June 2022		4,042	(63)	262
S&P/ASX 200 Index	2	June 2022	AUD	355	—	14
S&P/TSX 60 Index	1	June 2022	CAD	258	(2)	4
TOPIX Index	4	June 2022	JPY	73,807	(7)	34
					(82)	347

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	06/15/22	AUD	198	149	3
CAD/USD	BOA	06/15/22	CAD	202	162	4
EUR/USD	HSB	06/15/22	EUR	373	414	—
GBP/USD	HSB	06/15/22	GBP	155	203	—
JPY/USD	JPM	06/15/22	JPY	45,805	377	(19)
					1,305	(12)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	288,350	110,647	5	399,002
Preferred Stocks	2,562	—	—	2,562
Short Term Investments	8,699	—	—	8,699
	299,611	110,647	5	410,263
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	347	—	—	347
Open Forward Foreign Currency Contracts	—	7	—	7
	347	7	—	354
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(19)	—	(19)
	—	(19)	—	(19)
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 97.2%
Financials 20.2%
American International Group, Inc.	205	12,872
Apollo Global Management, Inc. (a)	331	20,491
Arthur J Gallagher & Co.	137	23,938
Assurant, Inc.	113	20,620
Cboe Global Markets, Inc.	104	11,896
Cincinnati Financial Corporation	67	9,085
Comerica Inc.	169	15,292
Discover Financial Services	144	15,837
East West Bancorp, Inc.	144	11,347
Element Fleet Management Corp.	839	8,131
Equitable Holdings, Inc.	607	18,753
Everest Re Group, Ltd.	64	19,352
Hanover Insurance Group Inc.	73	10,913
Invesco Ltd.	436	10,053
KeyCorp	759	16,983
Northern Trust Corp.	140	16,300
Prosperity Bancshares Inc.	155	10,782
Raymond James Financial Inc.	206	22,622
Reinsurance Group of America, Incorporated	100	10,911
Signature Bank	50	14,594
SLM Corporation	986	18,108
State Street Corporation	141	12,305
SVB Financial Group (b)	24	13,271
The Hartford Financial Services Group, Inc.	382	27,464
TPG Inc. - Class A (b)	273	8,225
Umpqua Holdings Corp.	652	12,300
Voya Financial, Inc.	148	9,814
Willis Towers Watson Public Limited Company	82	19,299
Wintrust Financial Corporation	113	10,524
Zions Bancorp	304	19,930
		452,012
Industrials 14.5%
Alaska Air Group, Inc. (b)	167	9,701
Armstrong World Industries, Inc.	83	7,486
Builders FirstSource, Inc. (b)	102	6,582
Delta Air Lines, Inc. (b)	294	11,629
Dun & Bradstreet Holdings, Inc. (b)	429	7,524
Eaton Corporation Public Limited Company	153	23,168
Fortune Brands Home & Security, Inc.	146	10,840
GFL Environmental Inc. (b)	222	7,220
Howmet Aerospace Inc.	448	16,102
Ingersoll Rand Inc.	300	15,116
ITT Industries Holdings, Inc.	128	9,630
Johnson Controls International Public Limited Company	368	24,135
Knight-Swift Transportation Holdings Inc. - Class A	207	10,448
L3Harris Technologies, Inc.	80	19,968
Masco Corporation	271	13,841
PACCAR Inc.	224	19,730
Quanta Services, Inc.	84	11,068
Regal-Beloit Corp.	122	18,117
Republic Services Inc.	127	16,793
Sensata Technologies Holding PLC (b)	289	14,692
Stanley Black & Decker, Inc.	129	18,017
Univar Solutions Inc. (b)	192	6,168
Wabtec Corp.	153	14,682
XPO Logistics, Inc. (b)	139	10,135
		322,792
Consumer Discretionary 9.9%
Aptiv PLC (b)	96	11,489
Aramark	402	15,118
Brunswick Corp.	150	12,102
Dollar Tree Inc. (b)	147	23,491
Grand Canyon Education, Inc. (b)	125	12,155
Hyatt Hotels Corp. - Class A (b)	102	9,777
International Game Technology PLC	312	7,691
Lear Corporation	84	12,012
LKQ Corporation	478	21,722
Mattel, Inc. (b)	506	11,229
Newell Brands Inc.	642	13,740
Polaris Industries Inc.	72	7,604
PVH Corp.	93	7,126
Skechers U.S.A. Inc. - Class A (b)	352	14,367
The Wendy's Company	734	16,131
Toll Brothers Inc.	405	19,049
Urban Outfitters Inc. (b)	280	7,023
		221,826
Information Technology 9.3%
Amdocs Limited	229	18,813
Black Knight, Inc. (b)	193	11,217
Corning Incorporated	393	14,519
Global Payments Inc.	119	16,279
KBR, Inc.	499	27,313
Leidos Holdings Inc.	148	16,017
Motorola Solutions Inc.	82	19,758
NCR Corporation (b)	168	6,760
NXP Semiconductors N.V.	100	18,583
On Semiconductor Corporation (b)	303	18,974
TE Connectivity Ltd. (c)	110	14,345
Verint Systems Inc. (b)	149	7,678
Zebra Technologies Corp. - Class A (b)	44	18,188
		208,444
Materials 8.9%
Ashland Global Holdings Inc.	147	14,498
Axalta Coating Systems Ltd. (b)	547	13,443
Berry Global Group, Inc. (b)	248	14,375
Celanese Corp. - Class A	106	15,181
Corteva, Inc.	369	21,225
Crown Holdings Inc.	137	17,084
DuPont de Nemours, Inc.	268	19,737
Eastman Chemical Co.	197	22,063
FMC Corporation	87	11,406
Graphic Packaging Holding Company	778	15,597
International Flavors & Fragrances Inc.	61	8,029
Vulcan Materials Co.	72	13,271
Westrock Company, Inc.	296	13,904
		199,813
Utilities 8.2%
Ameren Corporation	153	14,379
Atmos Energy Corporation	71	8,529
CenterPoint Energy, Inc.	564	17,267
CMS Energy Corp.	264	18,431
Edison International	170	11,926
Eversource Energy	170	14,976
Pacific Gas And Electric Company (b)	1,826	21,798
Pinnacle West Capital Corp.	201	15,708
Public Service Enterprise Group Inc.	301	21,073
Sempra Energy	107	17,962
The AES Corporation	778	20,021
		182,070
Health Care 7.2%
AmerisourceBergen Corporation	126	19,430
Dentsply Sirona Inc.	324	15,943
Hologic Inc. (b)	132	10,118
Icon Public Limited Company (b)	60	14,684
Laboratory Corporation of America Holdings (b)	59	15,434
Organon & Co.	319	11,155
PerkinElmer Inc.	105	18,320
Quest Diagnostics Incorporated	101	13,841
Syneos Health, Inc. - Class A (b)	103	8,336
Universal Health Services Inc. - Class B	116	16,870
Zimmer Biomet Holdings, Inc.	123	15,785
		159,916
Real Estate 6.8%
Boston Properties Inc.	59	7,625
Brixmor Property Group Inc.	606	15,642
Host Hotels & Resorts, Inc. (b)	681	13,225
Life Storage Inc.	185	25,928
Mid-America Apartment Communities, Inc.	113	23,622
Spirit Realty Capital, Inc.	173	7,981
STAG Industrial, Inc.	173	7,173
Sun Communities Inc.	103	17,979
VICI Properties Inc.	651	18,541

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	171	13,840
		151,556
Energy 6.8%
Coterra Energy Inc	424	11,424
Devon Energy Corporation	416	24,570
Diamondback Energy, Inc.	143	19,651
Halliburton Company	323	12,239
Hess Corporation	174	18,622
Pioneer Natural Resources Co.	100	25,113
Plains GP Holdings, L.P. - Class A (b)	903	10,434
Targa Resources Corp.	207	15,647
Valero Energy Corporation	132	13,359
		151,059
Consumer Staples 3.7%
Albertsons Companies, Inc. - Class A	490	16,280
Coca-Cola European Partners PLC (b)	229	11,152
Energizer Holdings, Inc.	209	6,428
Ingredion Inc.	153	13,299
JM Smucker Co.	93	12,534
Kellogg Co.	215	13,857
Performance Food Group, Inc. (b)	177	9,025
		82,575
Communication Services 1.7%
Altice USA, Inc. - Class A (b)	320	3,991
Discovery, Inc. - Series C (b)	374	9,348
Electronic Arts Inc.	87	11,010
Liberty Broadband Corp. - Series C (b)	108	14,625
		38,974
Total Common Stocks (cost $1,624,935)		2,171,037
PREFERRED STOCKS 0.3%
Consumer Staples 0.3%
Henkel AG & Co. KGaA (d)	119	7,967
Total Preferred Stocks (cost $10,543)		7,967
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund, 0.01% (a) (e)	51,084	51,084
Total Short Term Investments (cost $51,084)		51,084
Total Investments 99.8% (cost $1,686,562)		2,230,088
Other Assets and Liabilities, Net 0.2%		3,521
Total Net Assets 100.0%		2,233,609

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/MFS Mid Cap Value Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Asset Management	5,481	—	2,538	—	—	(2,943)	—	—
Apollo Global Management, Inc.	—	12,182	135	—	46	8,398	20,491	0.9
Athene Holding Ltd - Class A	18,485	—	9,504	—	—	(8,981)	—	—
	23,966	12,182	12,177	—	46	(3,526)	20,491	0.9

Effective January 1, 2022, Athene Holding Ltd merged with Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $9,504 and $2,538 of Athene and Apollo Asset Management shares, respectively, that were exchanged for shares of Apollo Global Management that are included in Purchases.

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/09/17	10,899	14,345	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	2,171,037	—	—	2,171,037
Preferred Stocks	7,967	—	—	7,967
Short Term Investments	51,084	—	—	51,084
	2,230,088	—	—	2,230,088

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 91.4%
Financials 83.2%
3i Group plc	20	366
Ackermans	1	122
Agronomics Limited (a)	122	30
Alaris Royalty Corp.	—	1
Apollo Global Management, Inc. (b)	7	432
Ares Management Corporation - Class A	5	390
Arix Bioscience PLC (a)	5	7
Aurelius Equity Opportunities SE and Co. KGaA	5	126
Bure Equity AB	3	110
CapMan Oyj - Class B	9	24
Creades AB (publ) - Class A	—	1
Deutsche Beteiligungs AG	2	76
EQT AB (c)	11	437
Eurazeo SA	2	149
Exor Nederland N.V.	2	129
GCM Grosvenor Inc. - Class A (a) (d)	2	24
Gimv	2	100
Hamilton Lane Inc. - Class A (a)	1	98
Intermediate Capital Group PLC	14	323
IP Group PLC	18	21
JAFCO Co., Ltd.	6	99
K.K.R. Co., Inc. - Class A	11	668
Kinnevik AB - Class B (a)	5	125
Molten Ventures PLC (a)	—	2
Mutares SE & Co. KGaA	2	48
ONEX Corporation	3	234
Pacific Current Group Limited	—	1
Partners Group Holding AG	—	663
Patria Investments Ltd - Class A (a)	4	72
Ratos AB - Class B	27	138
Safeguard Scientifics Inc. (a) (d)	—	1
SBI Holdings Inc. (d)	9	219
Sievi Capital Oyj (a)	7	12
Sofina	—	95
Stepstone Group Inc. - Class A (a)	4	123
T. Rowe Price Group, Inc. (a)	3	397
The Blackstone Group Inc. - Class A	7	874
The Carlyle Group, Inc. (a)	5	262
Vinci Partners Investimentos Ltda - Class A (a)	—	1
VNV Global AB (publ) (a)	—	—
Wendel SA	2	157
		7,157
Utilities 4.1%
Brookfield Renewable Partners L.P.	5	194
Encavis AG	7	157
		351
Industrials 3.1%
Investmentaktiebolaget Latour - Class B	6	205
Volati AB	4	62
		267
Health Care 0.9%
Puretech Health PLC (a)	30	78
Consumer Discretionary 0.1%
BEENOS Inc.	—	2
Communication Services 0.0%
Frontier Digital Ventures Ltd (a)	1	1
Total Common Stocks (cost $8,537)		7,856
INVESTMENT COMPANIES 8.4%
3I Infrastructure PLC	27	122
Augmentum Fintech PLC	—	1
Caledonia Investments PLC	2	85
Chrysalis Investments Limited	—	1
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	30	169
ICG Enterprise Trust PLC	6	87
NB Private Equity Partners Limited	1	26
Pantheon International PLC	17	71
RIT Capital Partners PLC	1	19
Syncona Limited	52	108
Financials 0.4%
Princess Private Equity Holding Limited	2	30
Riverstone Energy Limited	—	1
		31
Total Investment Companies (cost $770)		721
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund, 0.01% (b) (e)	2	2
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.23% (b) (e)	1	1
Total Short Term Investments (cost $3)		3
Total Investments 99.8% (cost $9,310)		8,580
Other Assets and Liabilities, Net 0.2%		20
Total Net Assets 100.0%		8,600

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of March 31, 2022.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Global Management, Inc.	—	794	325	—	29	(66)	432	5.0
Apollo Asset Management	802	—	727	—	—	(75)	—	—
	802	794	1,052	—	29	(141)	432	5.0

Effective January 1, 2022, Apollo Asset Management (formerly Class A shares of Apollo Global Management, Inc.) was reorganized to form Apollo Global Management, Inc. in a tax-free reorganization.  Sales Proceeds includes the cost basis of $727of Apollo Asset Management shares that were exchanged for shares of Apollo Global Management that are included in Purchases.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	05/25/21	488	437	5.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	3,577	3,580	—	7,157
Utilities	194	157	—	351
Industrials	—	267	—	267
Health Care	—	78	—	78
Consumer Discretionary	—	2	—	2
Communication Services	—	1	—	1
Investment Companies	—	721	—	721
Short Term Investments	3	—	—	3
	3,774	4,806	—	8,580

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.3%
Information Technology 26.2%
Adobe Inc. (a)	26	11,946
Aspen Technology, Inc. (a)	83	13,672
Blackbaud, Inc. (a)	349	20,894
Guidewire Software, Inc. (a)	238	22,513
Intel Corporation (a)	495	24,540
KLA-Tencor Corp. (a)	35	12,744
Lam Research Corp. (a)	23	12,285
Microchip Technology Incorporated (a)	167	12,532
Microsoft Corporation (a)	78	24,045
Salesforce.Com, Inc. (a)	105	22,303
ServiceNow, Inc. (a)	40	22,265
Teradyne Inc. (a)	106	12,507
The Western Union Company	1,384	25,930
Tyler Technologies Inc. (a)	52	23,293
		261,469
Health Care 16.2%
Biogen Inc. (a)	111	23,413
Bristol-Myers Squibb Company	202	14,786
Gilead Sciences, Inc. (a)	376	22,326
Medtronic Public Limited Company	239	26,551
Merck & Co., Inc.	316	25,911
Veeva Systems Inc. - Class A (a)	110	23,304
Zimmer Biomet Holdings, Inc.	203	25,906
		162,197
Industrials 13.8%
3M Company	81	12,005
CoStar Group, Inc. (a)	207	13,809
Emerson Electric Co.	262	25,733
Equifax Inc.	96	22,826
Honeywell International Inc. (a)	60	11,750
Lockheed Martin Corporation	36	16,088
Masco Corporation	218	11,142
The Boeing Company (a)	130	24,808
		138,161
Consumer Staples 12.6%
Altria Group, Inc.	259	13,545
Campbell Soup Company	566	25,216
Constellation Brands, Inc. - Class A	107	24,594
Kellogg Co.	386	24,890
Philip Morris International Inc.	260	24,460
The Coca-Cola Company	216	13,394
		126,099
Consumer Discretionary 8.5%
Amazon.com, Inc. (a)	8	25,571
ETSY, Inc. (a)	82	10,152
MercadoLibre S.R.L (a)	22	25,943
Polaris Industries Inc.	222	23,397
		85,063
Communication Services 6.9%
Alphabet Inc. - Class A (a)	9	24,039
Comcast Corporation - Class A (a)	257	12,042
Facebook, Inc. - Class A (a)	96	21,248
Walt Disney Co. (a)	83	11,394
		68,723
Financials 6.4%
Berkshire Hathaway Inc. - Class B (a)	42	14,746
BlackRock, Inc.	17	13,031
T. Rowe Price Group, Inc. (a)	85	12,869
Wells Fargo & Company	487	23,626
		64,272
Materials 5.6%
Compass Minerals International, Inc.	441	27,663
Corteva, Inc.	264	15,197
Ecolab Inc.	72	12,648
		55,508
Energy 1.7%
Cheniere Energy, Inc.	125	17,335
Utilities 1.4%
Dominion Energy, Inc.	165	13,996
Total Common Stocks (cost $938,826)		992,823
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (b) (c)	8,946	8,946
Total Short Term Investments (cost $8,946)		8,946
Total Investments 100.2% (cost $947,772)		1,001,769
Other Derivative Instruments (0.0)%		(117)
Other Assets and Liabilities, Net (0.2)%		(1,502)
Total Net Assets 100.0%		1,000,150

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	36	June 2022	7,819	(117)	336

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	992,823	—	—	992,823
Short Term Investments	8,946	—	—	8,946
	1,001,769	—	—	1,001,769
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	336	—	—	336
	336	—	—	336

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 42.5%
Financials 24.9%
American Express Company
1.09%, (SOFR + 0.93%), 03/04/25 (a)	2,000	2,017
Bank of America Corporation
1.26%, (3 Month USD LIBOR + 1.00%), 04/24/23 (a)	2,394	2,394
Capital One Financial Corporation
0.91%, (3 Month USD LIBOR + 0.72%), 01/30/23 (a)	560	560
Caterpillar Financial Services Corporation
0.27%, (SOFR + 0.15%), 11/17/22 (a)	2,195	2,188
Citigroup Inc.
1.57%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	2,466	2,480
John Deere Capital Corporation
0.21%, (SOFR + 0.12%), 07/10/23 (a)	2,000	1,991
JPMorgan Chase & Co.
1.16%, (3 Month USD LIBOR + 0.90%), 04/25/23 (a)	2,500	2,498
Morgan Stanley
0.72%, (SOFR + 0.63%), 01/24/25 (a)	2,500	2,490
Protective Life Global Funding
1.25%, (SOFR + 0.98%), 03/28/25 (a) (b)	670	671
Royal Bank of Canada
0.60%, (3 Month USD LIBOR + 0.36%), 01/17/23 (a) (c)	1,490	1,490
The Bank of New York Mellon Corporation
0.30%, (SOFR + 0.20%), 10/25/24 (a)	1,000	994
The Goldman Sachs Group, Inc.
2.11%, (3 Month USD LIBOR + 1.60%), 11/29/23 (a)	2,800	2,836
Toyota Motor Credit Corporation
0.90%, (SOFR + 0.62%), 03/22/24 (a)	780	781
Truist Bank
0.29%, (SOFR + 0.20%), 01/17/24 (a)	2,000	1,995
Wells Fargo & Company
1.53%, (3 Month USD LIBOR + 1.23%), 10/31/23 (a)	2,585	2,597
		27,982
Health Care 4.6%
AbbVie Inc.
1.13%, (3 Month USD LIBOR + 0.65%), 11/21/22 (a)	475	475
AstraZeneca PLC
1.32%, (3 Month USD LIBOR + 0.62%), 06/10/22 (a)	595	595
Baxter International Inc.
0.40%, (SOFR + 0.26%), 12/01/23 (a)	925	919
Roche Holdings, Inc.
0.75%, (SOFR + 0.56%), 03/10/25 (a) (b)	1,090	1,090
Thermo Fisher Scientific Inc.
0.48%, (SOFR + 0.39%), 10/18/23 (a)	2,120	2,113
		5,192
Communication Services 3.7%
AT&T Inc.
0.92%, (SOFR + 0.64%), 03/25/24 (a)	2,200	2,199
Comcast Corporation
9.46%, 11/15/22	1,412	1,469
Verizon Communications Inc.
0.78%, (SOFR + 0.50%), 03/22/24 (a)	465	464
		4,132
Information Technology 3.3%
Analog Devices, Inc.
0.30%, (SOFR + 0.25%), 10/01/24 (a)	1,500	1,494
International Business Machines Corporation
2.85%, 05/13/22	2,285	2,290
		3,784
Utilities 2.1%
Florida Power & Light Company
0.36%, (SOFR + 0.25%), 05/10/23 (a)	1,005	1,001
NextEra Energy Capital Holdings, Inc.
0.51%, (SOFR + 0.40%), 11/03/23 (a)	1,375	1,368
		2,369
Real Estate 1.4%
Simon Property Group, L.P.
0.52%, (SOFR + 0.43%), 01/11/24 (a)	1,540	1,537
Consumer Discretionary 1.3%
Magallanes, Inc.
1.99%, (SOFR + 1.78%), 03/15/24 (a)	525	529
Starbucks Corporation
0.54%, (SOFR + 0.42%), 02/14/24 (a)	960	961
		1,490
Industrials 0.9%
General Electric Capital Corporation
1.83%, (3 Month USD LIBOR + 1.00%), 03/15/23 (a)	970	974
Consumer Staples 0.3%
GlaxoSmithKline Capital PLC
1.16%, (SOFR + 0.89%), 03/24/24 (a) (b)	350	350
Total Corporate Bonds And Notes (cost $47,794)		47,810
GOVERNMENT AND AGENCY OBLIGATIONS 8.7%
U.S. Government Agency Obligations 8.7%
Federal Farm Credit Banks Consolidated Systemwide Bonds
0.26%, 06/22/22 (d)	1,000	999
Federal Farm Credit Banks Funding Corporation
0.15%, 05/16/22 (d)	500	500
Federal Home Loan Bank of Atlanta
2.13%, 06/10/22 (d)	2,750	2,759
Federal Home Loan Bank of New York
0.07%, 08/25/22 (d)	985	982
Federal Home Loan Mortgage Corporation
0.13%, 07/25/22 (d)	1,820	1,816
0.38%, 04/20/23 (d)	900	887
Federal National Mortgage Association, Inc.
2.00%, 10/05/22 (d)	1,110	1,115
FHLBanks Office of Finance
0.12%, 06/01/22 (d)	750	749
Total Government And Agency Obligations (cost $9,827)		9,807
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Verizon Owner Trust
Series 2019-A1B-C, 0.87%, (1 Month USD LIBOR + 0.42%), 11/21/22 (a)	162	162
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162)		162
SHORT TERM INVESTMENTS 59.1%
U.S. Treasury Bill 32.2%
Treasury, United States Department of
0.22%, 05/05/22 (e)	2,300	2,300
0.27%, 05/17/22 (e)	7,000	6,998
0.33%, 06/02/22 (e)	7,000	6,996
0.16%, 06/23/22 (e)	20,000	19,978
		36,272
Investment Companies 26.9%
JNL Government Money Market Fund, 0.01% (f) (g)	30,207	30,207
Total Short Term Investments (cost $66,479)		66,479
Total Investments 110.5% (cost $124,262)		124,258
Other Derivative Instruments (0.2)%		(192)
Other Assets and Liabilities, Net (10.3)%		(11,662)
Total Net Assets 100.0%		112,404

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $2,111 and 1.9% of the Fund.

(c) Convertible security.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	86	May 2022	7,311	220	187
Brent Crude	79	July 2022	7,343	(343)	512
Cattle Feeder	10	August 2022	893	(13)	(5)
Cocoa	58	July 2022	1,534	1	24
Coffee C	26	July 2022	2,202	44	6
Copper	60	July 2022	6,778	2	356
Corn	270	July 2022	9,253	175	642
Cotton No. 2	49	July 2022	2,827	(101)	409
Crude Oil, WTI	66	July 2022	6,060	(425)	334
Gasoline, RBOB	58	July 2022	7,070	(315)	305
Gold, 100 Oz.	73	June 2022	14,447	110	(183)
KC HRW Wheat	59	July 2022	3,010	(44)	28
Lead	18	May 2022	1,014	88	76
Lean Hogs	76	August 2022	3,506	(70)	95
Live Cattle	40	September 2022	2,180	(8)	30
Low Sulfur Gasoil	49	July 2022	4,071	(131)	508
Natural Gas	70	July 2022	3,220	29	809
New York Harbor ULSD	67	July 2022	8,331	(341)	418
Nickel	18	May 2022	2,726	741	741
Palladium	9	June 2022	2,216	11	(186)
Platinum	48	July 2022	2,563	(13)	(173)
Silver	40	May 2022	4,962	4	64
Soybean	35	July 2022	2,776	(78)	20
Soybean Meal	91	July 2022	4,138	(68)	42
Soybean Oil	124	July 2022	5,215	(152)	(108)
Sugar No. 11	50	September 2022	1,049	(2)	33
Wheat	67	July 2022	3,363	(70)	(6)
Zinc	44	May 2022	4,127	557	495
				(192)	5,473

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	47,810	—	47,810
Government And Agency Obligations	—	9,807	—	9,807
Non-U.S. Government Agency Asset-Backed Securities	—	162	—	162
Short Term Investments	30,207	36,272	—	66,479
	30,207	94,051	—	124,258
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,134	—	—	6,134
	6,134	—	—	6,134
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(661)	—	—	(661)
	(661)	—	—	(661)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.5%
Mortgage-Backed Securities 22.2%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 04/15/52 (a)	57,855	55,206
TBA, 3.00%, 04/15/52 (a)	64,930	63,525
TBA, 3.50%, 04/15/52 (a)	28,125	28,176
TBA, 4.00%, 04/15/52 (a)	1,980	2,021
Government National Mortgage Association
TBA, 2.50%, 04/15/52 (a)	15,525	15,057
TBA, 3.00%, 04/15/52 (a)	12,755	12,608
TBA, 3.50%, 04/15/52 (a)	6,300	6,337
		182,930
U.S. Treasury Note 8.4%
Treasury, United States Department of
0.38%, 10/31/23	11,855	11,525
0.50%, 03/31/25	5,000	4,711
1.63%, 02/15/26 - 05/15/31	14,440	13,729
0.88%, 06/30/26	12,315	11,501
1.25%, 03/31/28 - 08/15/31	20,155	18,600
2.88%, 08/15/28	9,120	9,342
		69,408
U.S. Treasury Bond 5.4%
Treasury, United States Department of
1.13%, 05/15/40	2,500	1,967
2.75%, 08/15/42	7,315	7,428
3.13%, 02/15/43	8,390	9,018
2.25%, 08/15/46	2,615	2,444
2.00%, 02/15/50	1,920	1,727
1.25%, 05/15/50	2,000	1,493
1.88%, 02/15/51	23,215	20,270
		44,347
Collateralized Mortgage Obligations 4.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 2.00%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	2,081
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 3.60%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,093
Federal Home Loan Mortgage Corporation
Interest Only, Series 2021-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,682
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	807
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	2,313
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	416
Series 2018-M2-HQA1, REMIC, 2.76%, (1 Month USD LIBOR + 2.30%), 09/25/30 (b)	2,126	2,127
Series 2022-M2-DNA2, REMIC, 3.85%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	2,937	2,872
Series 2022-M2-HQA1, REMIC, 5.30%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,506
Interest Only, Series SP-4150, REMIC, 5.75%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (b)	1,892	307
Interest Only, Series SA-4456, REMIC, 5.75%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (b)	1,249	200
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,489	483
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,491	426
Interest Only, Series C24-418, 4.00%, 08/01/43	3,015	492
Series 2017-1M2-C03, REMIC, 3.46%, (1 Month USD LIBOR + 3.00%), 10/25/29 (b)	3,187	3,250
Series 2017-2M2-C06, REMIC, 3.26%, (1 Month USD LIBOR + 2.80%), 02/25/30 (b)	3,835	3,900
Series 2017-1M2-C07, REMIC, 2.86%, (1 Month USD LIBOR + 2.40%), 05/28/30 (b)	591	594
Series 2018-1M2-C01, REMIC, 2.71%, (1 Month USD LIBOR + 2.25%), 07/25/30 (b)	1,972	1,989
Series 2018-2M2-C02, REMIC, 2.66%, (1 Month USD LIBOR + 2.20%), 08/26/30 (b)	1,332	1,331
Series 2018-1M2-C05, REMIC, 2.81%, (1 Month USD LIBOR + 2.35%), 01/27/31 (b)	2,952	2,975
Interest Only, Series 2019-DS-49, REMIC, 5.69%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (b)	2,116	363
Interest Only, Series 2013-SY-72, REMIC, 5.96%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (b)	2,321	363
Interest Only, Series 2018-ST-18, REMIC, 5.64%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (b)	2,419	369
Interest Only, Series 2016-HS-31, REMIC, 5.54%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (b)	1,601	268
Interest Only, Series 2016-SA-62, REMIC, 5.54%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (b)	2,347	424
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	4,300	746
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 5.75%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (b)	2,174	304
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	5,508	711
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,956	421
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	5,080	657
		38,470
Sovereign 4.4%
Angola, Government of
8.00%, 11/26/29 (c)	335	337
9.38%, 05/08/48 (c)	1,370	1,346
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (c)	1,145	481
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
3.00%, 01/15/34	1,950	1,780
Costa Rica Reps
7.00%, 04/04/44 (c)	215	211
Dominican Republic International Bond
6.85%, 01/27/45 (c)	1,200	1,189
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	550	650
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (c) (d)	285	238
1.00%, 07/31/35 (c) (d)	360	235
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	492
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/13/42, MXN	60,040	2,896
3.50%, 02/12/34	1,130	1,062
4.40%, 02/12/52	1,130	1,047
Government of Saudi Arabia
3.25%, 11/17/51 (c) (e)	440	388
Government of the Republic of Panama
2.25%, 09/29/32	655	580
3.30%, 01/19/33	980	936
Government of the Sultanate of Oman
6.25%, 01/25/31 (c) (e)	475	502
7.00%, 01/25/51 (c)	770	785
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	321
4.00%, 02/14/51 (c)	360	311
Ministry of Diwan Amiri Affairs
4.82%, 03/14/49 (c)	270	320
4.40%, 04/16/50 (c)	385	432
Ministry of Finance of the Russian Federation
0.00%, 07/23/31 - 05/10/34, RUB (f) (g)	123,608	45
Nigeria, Federal Government of
7.88%, 02/16/32 (c)	895	841
7.63%, 11/28/47 (c)	380	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	310
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	477	27
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	1,060	1,022
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/31, BRL	10,439	2,060
Presidencia de la Republica de Colombia
9.25%, 05/28/42, COP	928,300	232
Presidencia de la República de Colombia
3.00%, 01/30/30	300	258
7.00%, 06/30/32, COP	7,951,400	1,741
5.00%, 06/15/45 (e)	590	496
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	65
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (f) (g) (h) (i)	1,719	122
Romania, Government of
3.00%, 02/14/31 (i)	852	785
4.00%, 02/14/51 (i)	712	615
Saudi Arabia, Government of
3.75%, 01/21/55 (c)	335	322
South Africa, Parliament of
8.00%, 01/31/30, ZAR	22,551	1,411
8.50%, 01/31/37, ZAR	10,775	629
5.65%, 09/27/47	505	441
5.75%, 09/30/49	280	244
The Arab Republic of Egypt
5.88%, 02/16/31 (c) (e)	200	167
8.50%, 01/31/47 (c)	880	751
7.50%, 02/16/61 (c)	1,050	833
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	12,546,000	875
6.50%, 02/15/31, IDR	30,000,000	2,052
4.63%, 04/15/43 (c)	1,095	1,144
Turkiye Cumhuriyeti Basbakanlik
12.60%, 10/01/25, TRY	7,150	359
11.70%, 11/13/30, TRY	20,783	790
5.88%, 06/26/31	290	248
		35,739
U.S. Treasury Inflation Indexed Securities 0.4%
Treasury, United States Department of
0.13%, 02/15/52 (j)	3,181	3,304
Total Government And Agency Obligations (cost $394,269)		374,198
CORPORATE BONDS AND NOTES 45.2%
Financials 9.5%
1MDB Global Investments Limited
4.40%, 03/09/23 (i)	1,000	975
ABN AMRO Bank N.V.
3.32%, 03/13/37 (c) (k)	1,400	1,259
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,645
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	1,305	1,290
Ally Financial Inc.
4.70%, (100, 05/15/28) (l)	830	773
American Express Company
3.55%, (100, 09/15/26) (l)	540	493
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	685	654
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	1,385	1,384
5.63%, 01/15/29 (c)	1,175	1,082
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (e) (k) (l)	200	202
Banco do Brasil S.A
6.25%, (100, 04/15/24) (i) (k) (l)	550	529
Banco Santander, S.A.
7.50%, (100, 02/08/24) (i) (k) (l)	800	834
Bank of America Corporation
4.30%, (100, 01/28/25) (l)	287	272
4.38%, (100, 01/27/27) (l)	920	866
5.13%, (100, 06/20/24) (l)	56	56
5.88%, (100, 03/15/28) (l)	330	332
6.25%, (100, 09/05/24) (l)	467	483
1.84%, 02/04/25	2,680	2,622
2.48%, 09/21/36	2,775	2,390
Barclays PLC
4.38%, (100, 03/15/28) (k) (l)	2,065	1,820
BNP Paribas
4.50%, (100, 02/25/30) (c) (e) (k) (l)	450	406
4.63%, (100, 01/12/27) (c) (l)	1,540	1,426
7.38%, (100, 08/19/25) (c) (k) (l)	342	369
Capital One Financial Corporation
3.95%, (100, 09/01/26) (e) (l)	1,405	1,310
Citigroup Inc.
3.88%, (100, 02/18/26) (l)	225	213
4.00%, (100, 12/10/25) (l)	220	211
4.15%, (100, 11/15/26) (l)	935	875
4.70%, (100, 01/30/25) (l)	305	292
5.00%, (100, 09/12/24) (l)	403	399
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (l)	215	198
6.00%, (100, 07/06/23) (e) (l)	275	268
6.38%, (100, 04/06/24) (l)	368	362
Cordial Compania Financiera S.A
4.35%, 04/05/42 (c)	835	838
Credit Suisse Group AG
5.10%, (100, 01/24/30) (c) (e) (l)	265	244
5.25%, (100, 02/11/27) (c) (l)	950	877
6.38%, (100, 08/21/26) (c) (l)	307	303
3.09%, 05/14/32 (c)	1,860	1,673
Discover Financial Services
5.50%, (100, 10/30/27) (l)	636	609
Dresdner Bank AG
7.00%, (100, 04/09/25) (i) (l)	400	405
EG Global Finance PLC
4.38%, 02/07/25, EUR (i)	685	738
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (i) (l)	575	581
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (i)	165	215
4.25%, 06/01/28, GBP (i)	480	580
Fifth Third Bancorp
5.10%, (100, 06/30/23) (e) (l)	547	540
Ford Motor Credit Company LLC
5.11%, 05/03/29	495	499
4.00%, 11/13/30	320	301
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (d) (m)	3,227	2,934
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	338
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	615	622
HSBC Holdings PLC
4.00%, (100, 03/09/26) (k) (l)	450	425
4.70%, (100, 03/09/31) (e) (k) (l)	410	368
HUB International Limited
7.00%, 05/01/26 (c)	230	233
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (l)	145	152
5.70%, (100, 04/15/23) (l)	504	486
Ineos Finance PLC
3.38%, 03/31/26, EUR (i)	405	440
2.88%, 05/01/26, EUR (i)	100	106
ING Groep N.V.
3.88%, (100, 05/16/27) (k) (l)	1,460	1,270
5.75%, (100, 11/16/26) (k) (l)	846	849
6.50%, (100, 04/16/25) (k) (l)	245	254
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (l)	200	187
4.60%, (100, 02/01/25) (l)	243	234
4.63%, (100, 11/01/22) (l)	459	439
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	1,030	993
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (k) (l)	863	918
M&T Bank Corporation
3.50%, (100, 09/01/26) (l)	1,095	984
Morgan Stanley
2.48%, 09/16/36	2,775	2,381
NatWest Group PLC
4.60%, (100, 06/28/31) (k) (l)	935	827
6.00%, (100, 12/29/25) (k) (l)	595	608
3.03%, 11/28/35 (k)	3,060	2,708
Nielsen Finance LLC
5.63%, 10/01/28 (c)	1,220	1,229
5.88%, 10/01/30 (c)	610	611
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (k) (l)	1,015	868
Onemain Finance Corporation
3.50%, 01/15/27	690	639
Outfront Media Capital Corporation
5.00%, 08/15/27 (c)	92	90
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (c)	720	757
Rassman, Joel H.
4.35%, 02/15/28	160	161
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (i) (k) (l)	800	791
Societe Generale
4.75%, (100, 05/26/26) (c) (k) (l)	330	307
Springleaf Finance Corporation
6.88%, 03/15/25	675	710
7.13%, 03/15/26	615	657
Standard Chartered PLC
4.30%, (100, 08/19/28) (c) (k) (l)	1,180	1,032
Starwood Property Trust, Inc.
5.50%, 11/01/23 (c)	720	731
SVB Financial Group
4.25%, (100, 11/15/26) (l)	1,560	1,452
The Bank of New York Mellon Corporation
3.75%, (100, 12/20/26) (l)	1,450	1,329
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (l)	1,617	1,460
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (l)	420	384
3.80%, (100, 05/10/26) (l)	200	185
4.13%, (100, 11/10/26) (l)	770	722
4.95%, (100, 02/10/25) (l)	225	225
5.50%, (100, 08/10/24) (l)	156	160
1.76%, 01/24/25	2,680	2,613
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (l)	1,085	978
5.00%, (100, 11/01/26) (l)	90	90
Truist Financial Corporation
5.05%, (100, 06/15/22) (l)	308	300
5.10%, (100, 03/01/30) (l)	1,180	1,197
U.S. Bancorp
3.70%, (100, 01/15/27) (l)	1,480	1,342
UBS Group AG
4.38%, (100, 02/10/31) (c) (l)	200	181
4.88%, (100, 02/12/27) (c) (l)	445	428
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (i) (k) (l)	1,066	1,118
UniCredit S.p.A.
8.00%, (100, 06/03/24) (i) (k) (l)	200	209
Wells Fargo & Company
3.90%, (100, 03/15/26) (l)	810	776
5.90%, (100, 06/15/24) (l)	384	386
XP Inc.
3.25%, 07/01/26 (c)	390	367
		78,580
Communication Services 7.9%
Altice Financing S.A.
4.25%, 08/15/29, EUR (i)	700	693
Altice France
4.13%, 01/15/29, EUR (i)	730	735
Altice France Holding S.A.
5.50%, 01/15/28 (c)	700	648
4.00%, 02/15/28, EUR (i)	100	95
Altice France S.A.
6.00%, 02/15/28 (c) (e)	2,735	2,359
AMC Networks, Inc.
4.25%, 02/15/29	335	313
AT&T Inc.
4.50%, 03/09/48	2,299	2,416
3.65%, 06/01/51	715	654
3.50%, 09/15/53	2,150	1,904
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	258
Cars.com Inc.
6.38%, 11/01/28 (c)	490	487
CCO Holdings, LLC
5.00%, 02/01/28 (c)	385	381
4.75%, 03/01/30 (c)	660	634
4.50%, 08/15/30 (c)	735	690
4.25%, 02/01/31 (c)	585	533
4.75%, 02/01/32 (c)	935	871
CenturyLink, Inc.
7.50%, 04/01/24	685	723
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	1,802
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	128	127
Comcast Corporation
2.94%, 11/01/56 (c)	4,370	3,634
Commscope, Inc.
7.13%, 07/01/28 (c) (e)	1,150	1,039
4.75%, 09/01/29 (c)	600	554
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	515	443
6.50%, 10/01/28 (c)	480	443
CSC Holdings, LLC
7.50%, 04/01/28 (c)	200	197
5.75%, 01/15/30 (c)	3,000	2,672
4.63%, 12/01/30 (c)	955	798
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (c) (e)	194	194
DISH DBS Corporation
7.75%, 07/01/26	510	506
7.38%, 07/01/28	750	712
5.13%, 06/01/29	665	566
Dish Network Corporation
2.38%, 03/15/24 (k)	740	692
3.38%, 08/15/26 (k)	350	317
Eircom Limited
3.50%, 05/15/26, EUR (i)	465	506
Frontier Communications Holdings, LLC
5.88%, 11/01/29	880	806
6.00%, 01/15/30 (c) (e)	415	384
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	455	452
5.00%, 05/01/28 (c)	355	342
6.75%, 05/01/29 (c)	525	505
Iliad Holding
5.63%, 10/15/28, EUR (i)	200	222
7.00%, 10/15/28 (c)	305	306
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	805	759
3.63%, 01/15/29 (c)	535	468
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	335	337
5.63%, 03/15/26 (c)	730	743
6.50%, 05/15/27 (c)	1,070	1,139
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (i)	1,025	1,098
4.00%, 09/18/27, EUR (c)	200	214
Lumen Technologies Inc.
5.38%, 06/15/29 (c)	560	499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	645	613
8.00%, 08/01/29 (c)	420	399
Netflix, Inc.
5.88%, 11/15/28	105	116
6.38%, 05/15/29	100	113
Northwest Fiber, LLC
4.75%, 04/30/27 (c)	770	730
6.00%, 02/15/28 (c) (e)	790	695
Paramount Global
6.38%, 03/30/62	2,130	2,149
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (e) (i)	555	605
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	760	733
Rogers Communications Inc.
3.80%, 03/15/32 (c)	910	903
4.55%, 03/15/52 (c)	2,060	2,071
Sirius XM Radio Inc.
3.13%, 09/01/26 (c)	765	724
5.00%, 08/01/27 (c)	110	110
5.50%, 07/01/29 (c)	1,495	1,517
4.13%, 07/01/30 (c)	1,700	1,593
Sprint Corporation
7.63%, 02/15/25	50	55
8.75%, 03/15/32	140	189
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	485	465
T-Mobile US, Inc.
2.25%, 02/15/26	770	726
3.38%, 04/15/29	335	319
4.50%, 04/15/50	1,775	1,803
3.40%, 10/15/52 (c)	2,365	2,024
United Group B.V.
4.00%, 11/15/27, EUR (i)	915	940
3.63%, 02/15/28, EUR (e) (i)	180	178
Verizon Communications Inc.
2.36%, 03/15/32 (c)	2,255	2,037
ViacomCBS Inc.
4.20%, 05/19/32	1,825	1,826
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	205	194
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	715	708
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (i)	585	725
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (c)	635	610
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (c)	765	685
Ziff Davis, Inc.
4.63%, 10/15/30 (c)	305	291
		64,716
Energy 6.5%
Antero Midstream Partners LP
5.75%, 01/15/28 (c)	1,310	1,339
5.38%, 06/15/29 (c)	370	369
Antero Resources Corporation
5.38%, 03/01/30 (c)	305	311
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	850	873
8.25%, 12/31/28 (c)	295	310
5.88%, 06/30/29 (c)	520	514
Bip-V Chinook
5.50%, 06/15/31 (c)	1,700	1,676
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (l)	2,835	2,841
Buckeye Partners, L.P.
5.85%, 11/15/43	180	153
5.60%, 10/15/44	725	608
Callon Petroleum Company
8.00%, 08/01/28 (c) (e)	190	201
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (c)	295	324
Cheniere Energy, Inc.
4.50%, 10/01/29	555	558
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	1,672	1,721
5.88%, 01/15/30 (c)	1,000	985
CrownRock, L.P.
5.63%, 10/15/25 (c)	190	194
DCP Midstream Operating, LP
5.60%, 04/01/44	275	289
DCP Midstream, LP
5.85%, 05/21/43 (c)	130	121
DT Midstream, Inc.
4.13%, 06/15/29 (c)	1,050	1,007
Ecopetrol S.A.
5.88%, 05/28/45	345	302
Energy Transfer LP
6.63%, (100, 02/15/28) (l)	3,465	3,103
7.13%, (100, 05/15/30) (l)	4,615	4,498
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	1,879
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	185	189
6.50%, 07/01/27 (c)	405	423
5.50%, 07/15/28	1,015	1,020
4.50%, 01/15/29 (c)	235	221
4.75%, 01/15/31 (c)	140	131
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	115
Genesis Energy, L.P.
6.50%, 10/01/25	330	326
6.25%, 05/15/26	605	585
8.00%, 01/15/27	155	159
7.75%, 02/01/28	490	493
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	125	126
5.75%, 02/01/29 (c)	250	250
6.00%, 02/01/31 (c)	276	279
ITT Holdings LLC
6.50%, 08/01/29 (c)	645	594
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (c)	375	331
Kinder Morgan, Inc.
5.55%, 06/01/45	2,025	2,263
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	425	397
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	320
MV24 Capital B.V.
6.75%, 06/01/34 (c)	199	193
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	325	338
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	1,470	1,480
6.50%, 09/30/26 (c)	2,410	2,383
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (c)	180	188
NuStar Logistics, L.P.
5.75%, 10/01/25	700	715
Occidental Petroleum Corporation
5.88%, 09/01/25	680	723
5.50%, 12/01/25	455	479
5.55%, 03/15/26	180	191
6.13%, 01/01/31	230	259
4.30%, 08/15/39	915	864
PDC Energy, Inc.
5.75%, 05/15/26	350	355
Petrobras Global Finance B.V.
5.60%, 01/03/31	245	248
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (f) (g) (h) (i)	5,862	335
Petróleos Mexicanos
6.35%, 02/12/48	505	398
7.69%, 01/23/50	1,520	1,329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Plains All American Pipeline, L.P.
3.55%, 12/15/29	1,165	1,126
PT Pertamina (Persero)
6.45%, 05/30/44 (c) (e)	260	302
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (i) (l)	130	144
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	200	200
Saudi Arabian Oil Company
4.25%, 04/16/39 (c)	315	324
Southwestern Energy Company
5.38%, 03/15/30	310	315
4.75%, 02/01/32	1,055	1,054
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	153
Sunnova Energy Corporation
5.88%, 09/01/26 (c) (e)	1,255	1,200
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	825	870
6.00%, 03/01/27 (c)	220	219
5.50%, 01/15/28 (c)	830	803
6.00%, 12/31/30 - 09/01/31 (c)	2,270	2,196
Targa Resource Corporation
6.50%, 07/15/27	45	47
5.00%, 01/15/28	50	51
6.88%, 01/15/29	45	48
TechnipFMC PLC
6.50%, 02/01/26 (c)	563	583
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	500	491
Western Midstream Operating, LP
4.55%, 02/01/30 (d) (n)	500	500
WPX Energy, Inc.
5.25%, 09/15/24	115	117
		53,619
Consumer Discretionary 5.1%
Accor
2.63%, (100, 01/30/25), EUR (i) (l)	300	315
AFFLELOU
4.25%, 05/19/26, EUR (i)	175	190
Aramark Services, Inc.
5.00%, 04/01/25 (c)	725	729
5.00%, 02/01/28 (c) (e)	980	951
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (c)	145	135
5.00%, 02/15/32 (c)	420	391
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	750	703
Carnival Corporation
7.63%, 03/01/26 (c)	1,015	1,022
5.75%, 03/01/27 (c)	725	691
9.88%, 08/01/27 (c)	1,280	1,415
Carvana Co.
5.88%, 10/01/28 (c) (e)	1,615	1,438
4.88%, 09/01/29 (c)	680	562
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (c)	720	743
Cedar Fair, L.P.
5.38%, 04/15/27	165	163
5.25%, 07/15/29 (e)	610	596
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	330	334
Cirsa Finance International
4.75%, 05/22/25, EUR (i)	220	238
Clarios Global LP
6.75%, 05/15/25 (c)	160	166
Discovery Communications, LLC
4.65%, 05/15/50	1,775	1,743
Dufry One B.V.
2.00%, 02/15/27, EUR (i)	230	227
3.38%, 04/15/28, EUR (i)	755	778
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	335	346
8.13%, 07/01/27 (c)	1,060	1,137
Faurecia
2.38%, 06/15/27, EUR (i)	150	149
3.75%, 06/15/28, EUR (i)	100	104
Ford Motor Company
9.63%, 04/22/30	465	606
5.29%, 12/08/46	1,525	1,482
General Motors Company
5.15%, 04/01/38	1,775	1,812
Hanesbrands Inc.
4.63%, 05/15/24 (c)	725	736
International Game Technology PLC
4.13%, 04/15/26 (c)	765	755
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	695	723
4.50%, 01/15/26 - 07/15/28, EUR (i)	640	653
Magallanes, Inc.
5.14%, 03/15/52 (c)	2,070	2,119
Maison Finco PLC
6.00%, 10/31/27, GBP (i)	104	132
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (e) (i)	470	504
MCE Finance Limited
5.63%, 07/17/27 (c)	595	537
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (i)	120	121
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	610	575
5.88%, 03/15/26 - 02/15/27 (c)	510	496
Next PLC
3.63%, 05/18/28, GBP (i)	300	402
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (i)	130	142
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (e) (i)	455	497
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (i)	295	386
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (c)	660	595
Ritchie Bros. Holdings Ltd
4.95%, 12/15/29, CAD (c)	285	221
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (c)	2,425	2,329
SAZKA Group a.s.
3.88%, 02/15/27, EUR (i)	245	261
Schaeffler AG
3.38%, 10/12/28, EUR (i)	300	327
Scientific Games International, Inc.
8.25%, 03/15/26 (c)	500	521
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c) (e)	910	869
SES
5.63%, (100, 01/29/24), EUR (i) (l)	100	115
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (c)	740	703
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	280	281
5.50%, 04/15/27 (c)	335	335
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (c)	170	177
5.75%, 01/15/28 (c)	215	223
Tendam Brands Sa.
5.25%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (b) (i)	130	143
The Gap, Inc.
3.63%, 10/01/29 (c)	255	226
3.88%, 10/01/31 (c)	300	262
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (c)	950	888
TRI Pointe Holdings, Inc.
5.88%, 06/15/24	20	21
William Hill PLC
4.75%, 05/01/26, GBP (i)	200	264
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	605	582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	2,803	2,804
5.25%, 05/15/27 (c) (e)	1,395	1,350
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	392
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (i)	100	105
3.00%, 10/23/29, EUR (i)	400	395
		42,333
Industrials 3.5%
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	510	498
Allied Universal Holdco LLC
4.63%, 06/01/28 (c)	355	335
6.00%, 06/01/29 (c)	780	689
American Airlines Group Inc.
3.75%, 03/01/25 (c) (e)	25	23
American Airlines, Inc.
11.75%, 07/15/25 (c)	1,265	1,478
5.75%, 04/20/29 (c)	780	777
APX Group, Inc.
6.75%, 02/15/27 (c)	290	296
5.75%, 07/15/29 (c) (e)	645	589
Ardagh Packaging Finance Public Limited Company
4.75%, 07/15/27, GBP (i)	185	223
ASGN Incorporated
4.63%, 05/15/28 (c)	805	786
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c) (e)	735	731
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	665	618
Garda World Security Corporation
4.63%, 02/15/27 (c)	355	340
6.00%, 06/01/29 (c)	665	598
GFL Environmental Inc.
4.25%, 06/01/25 (c)	740	734
4.75%, 06/15/29 (c)	1,210	1,154
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c)	435	397
GW B-CR Security Corporation
9.50%, 11/01/27 (c)	700	717
Harsco Corporation
5.75%, 07/31/27 (c)	605	586
IAA Spinco Inc.
5.50%, 06/15/27 (c)	330	332
Imola Merger Corporation
4.75%, 05/15/29 (c)	510	491
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	190	188
Intrum AB
3.50%, 07/15/26, EUR (i)	335	356
3.00%, 09/15/27, EUR (i)	515	525
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	405	387
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	215	218
Masonite International Corporation
5.38%, 02/01/28 (c)	215	217
National Express Group PLC
4.25%, (100, 11/26/25), GBP (i) (l)	145	186
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	780	717
PCF GmbH
4.75%, 04/15/26, EUR (i)	470	502
Platin 1426 GmbH
5.38%, 06/15/23, EUR (e) (i)	125	137
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	715	733
5.75%, 04/15/26 (c)	635	648
6.25%, 01/15/28 (c)	1,170	1,146
Redwood Star Merger Sub Inc
8.75%, 04/01/30 (c)	690	661
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (i)	300	410
SGL Carbon SE
4.63%, 09/30/24, EUR (i)	185	201
Standard Industries Inc.
4.38%, 07/15/30 (c)	885	812
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	700	723
Terex Corporation
5.00%, 05/15/29 (c)	650	624
The ADT Security Corporation
4.88%, 07/15/32 (c)	680	628
The Boeing Company
5.81%, 05/01/50 (n)	2,110	2,438
TransDigm Inc.
7.50%, 03/15/27	720	745
5.50%, 11/15/27	840	837
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	720	719
United Airlines Pass Through Trust
4.38%, 04/15/26 (c)	740	729
United Rentals (North America), Inc.
5.25%, 01/15/30	215	222
United Rentals, Inc.
3.88%, 02/15/31 (e)	330	312
		28,413
Consumer Staples 2.4%
AA Bond Co Limited
6.50%, 01/31/26, GBP (c)	100	129
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	390	365
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (i)	140	146
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (c) (e)	320	315
BAT Capital Corp.
3.73%, 09/25/40	1,370	1,124
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (i)	178	222
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (i)	146	146
Casino, Guichard-Perrachon
4.50%, 03/07/24, EUR (d) (i) (n)	200	206
Constellation Brands, Inc.
2.25%, 08/01/31	2,775	2,446
Energizer Holdings, Inc.
4.75%, 06/15/28 (c)	1,340	1,219
House of HR
7.50%, 01/15/27, EUR (i)	100	112
Iceland Bondco PLC
4.63%, 03/15/25, GBP (i)	185	217
Kapla Holding
3.38%, 12/15/26, EUR (i)	485	515
Kraft Heinz Foods Company
3.88%, 05/15/27	120	122
Loxama
5.75%, 07/15/27, EUR (i)	455	491
MHP SE SA
7.75%, 05/10/24 (c)	335	157
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	1,836
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (e)	4,055	3,664
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	236
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c)	80	77
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	625	622
Pilgrim's Pride Corporation
4.25%, 04/15/31 (c)	670	620
3.50%, 03/01/32 (c)	375	328
Post Holdings, Inc.
5.63%, 01/15/28 (c)	785	771
4.63%, 04/15/30 (c)	330	298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (i)	100	122
Sunshine Mid B.V.
6.50%, 05/15/26, EUR (i)	165	183
Sysco Corporation
6.60%, 04/01/50 (n)	1,152	1,543
The House of Finance
4.38%, 07/15/26, EUR (i)	370	400
United Rentals (North America), Inc.
3.75%, 01/15/32	345	322
Verisure Holding AB
3.88%, 07/15/26, EUR (i)	465	502
3.25%, 02/15/27, EUR (i)	275	286
		19,742
Utilities 2.3%
Calpine Corporation
4.50%, 02/15/28 (c)	1,345	1,312
5.13%, 03/15/28 (c)	160	153
4.63%, 02/01/29 (c)	1,162	1,075
5.00%, 02/01/31 (c)	1,594	1,452
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (l)	390	377
Edison International
5.00%, (100, 12/15/26) (l)	2,215	2,089
FirstEnergy Corp.
5.35%, 07/15/47 (d) (n)	1,110	1,164
NRG Energy, Inc.
5.75%, 01/15/28	700	712
5.25%, 06/15/29 (c)	160	156
3.63%, 02/15/31 (c)	2,080	1,832
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	2,035
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (c)	710	732
Talen Energy Supply, LLC
7.25%, 05/15/27 (c)	245	229
The Southern Company
4.00%, 01/15/51	3,180	3,077
Vistra Corp.
7.00%, (100, 12/15/26) (c) (l)	285	277
Vistra Operations Company LLC
5.00%, 07/31/27 (c)	1,395	1,372
4.38%, 05/01/29 (c)	875	827
		18,871
Real Estate 2.3%
Country Garden Holdings Company Limited
4.80%, 08/06/30 (i)	365	252
CPI Property Group
4.88%, (100, 08/18/26), EUR (i) (l)	263	264
EPR Properties
3.75%, 08/15/29	875	826
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (i) (l)	670	699
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (c)	1,325	1,277
5.25%, 03/15/28 - 07/15/30 (c)	1,490	1,473
5.00%, 07/15/28 (c)	920	898
5.63%, 07/15/32 (c)	1,390	1,371
Realogy Group LLC
5.75%, 01/15/29 (c)	1,934	1,822
5.25%, 04/15/30 (c)	635	584
RHP Hotel Properties, LP
4.75%, 10/15/27	1,540	1,486
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	765	727
Service Properties Trust
4.50%, 06/15/23	760	751
4.95%, 02/15/27 (e)	1,185	1,098
3.95%, 01/15/28	990	841
Uniti Group Inc.
6.50%, 02/15/29 (c)	2,320	2,168
6.00%, 01/15/30 (c)	350	315
VICI Properties Inc.
4.25%, 12/01/26 (c)	735	733
Vivion Investments S.a r.l.
3.00%, 08/08/24, EUR (e) (i)	200	213
XHR LP
6.38%, 08/15/25 (c)	705	730
		18,528
Information Technology 2.0%
Broadcom Inc.
3.14%, 11/15/35 (c)	2,255	1,985
3.50%, 02/15/41 (c)	1,715	1,526
CDW Finance Corporation
3.57%, 12/01/31	1,110	1,031
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c)	600	566
Commscope Finance LLC
8.25%, 03/01/27 (c)	1,440	1,401
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	369	349
CommScope Technologies LLC
5.00%, 03/15/27 (c) (e)	280	243
Endure Digital, Inc.
6.00%, 02/15/29 (c)	520	448
McAfee Corp.
7.38%, 02/15/30 (c)	1,165	1,117
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	1,120	1,087
Open Text Corporation
4.13%, 12/01/31 (c)	335	314
Oracle Corporation
4.00%, 11/15/47	2,205	1,954
3.95%, 03/25/51	2,390	2,096
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	395	390
8.25%, 02/01/28 (c)	755	772
Western Digital Corporation
3.10%, 02/01/32	1,665	1,488
		16,767
Materials 2.0%
Carpenter Technology Corporation
7.63%, 03/15/30	335	342
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	775
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	861
Diamond (BC) B.V.
4.63%, 10/01/29 (c) (e)	765	685
First Quantum Minerals Ltd
6.88%, 03/01/26 (c)	535	547
6.88%, 10/15/27 (c)	735	769
FXI Holdings, Inc.
7.88%, 11/01/24 (c)	800	796
H.B. Fuller Company
4.25%, 10/15/28	775	727
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	1,120	1,089
6.13%, 04/01/29 (c)	370	381
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (i)	500	520
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	1,515	1,402
Ingevity Corporation
4.50%, 02/01/26 (c)	755	729
Kronos International, Inc.
3.75%, 09/15/25, EUR (i)	205	220
Metinvest B.V.
7.65%, 10/01/27 (c)	140	62
7.75%, 10/17/29 (c)	630	280
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	730	738
5.25%, 06/01/27 (c)	785	782
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	645	587
6.25%, 10/01/29 (c) (e)	265	235
Periama Holdings, LLC
5.95%, 04/19/26 (i)	290	296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Sappi Papier Holding GmbH
3.13%, 04/15/26, EUR (e) (i)	100	106
3.63%, 03/15/28, EUR (i)	100	105
Spa Holdings 3 Oy
3.63%, 02/04/28, EUR (i)	380	393
Tronox Incorporated
4.63%, 03/15/29 (c)	1,315	1,231
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	260	249
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	1,705	1,594
		16,501
Health Care 1.7%
Bausch Health Companies Inc.
5.00%, 01/30/28 (c)	790	650
Centene Corporation
3.38%, 02/15/30	330	311
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	200	204
8.00%, 12/15/27 (c)	661	701
5.25%, 05/15/30 (c)	285	274
4.75%, 02/15/31 (c)	355	335
CVS Health Corporation
5.05%, 03/25/48	1,720	1,951
DaVita Inc.
4.63%, 06/01/30 (c)	515	481
Embecta Corp.
5.00%, 02/15/30 (c)	245	231
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	360	174
HCA Inc.
5.63%, 09/01/28	735	795
5.88%, 02/01/29	155	170
HealthEquity, Inc.
4.50%, 10/01/29 (c)	130	124
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (c)	1,080	1,033
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (c)	426	439
Select Medical Corporation
6.25%, 08/15/26 (c)	710	733
Tenet Healthcare Corporation
6.13%, 10/01/28 (c)	2,115	2,150
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (c)	420	378
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (i)	155	151
1.63%, 10/15/28, EUR (i)	695	630
Viatris, Inc.
4.00%, 06/22/50	1,790	1,511
Vizient, Inc.
6.25%, 05/15/27 (c)	720	742
		14,168
Total Corporate Bonds And Notes (cost $398,749)		372,238
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.7%
522 Funding CLO 2019-5 Ltd
Series 2019-DR-5A, 3.42%, (SOFR 90-Day Average + 3.25%), 04/16/35 (b)	2,850	2,822
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,903
Battalion CLO XXI Ltd.
Series 2021-D-21A, 3.54%, (3 Month USD LIBOR + 3.30%), 07/17/34 (b)	1,000	987
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 4.04%, (3 Month USD LIBOR + 3.80%), 01/18/33 (b)	2,600	2,600
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 2.05%, (1 Month USD LIBOR + 1.65%), 09/15/23 (b)	2,505	2,415
BX Trust
Series 2021-D-SDMF, REMIC, 1.78%, (1 Month USD LIBOR + 1.39%), 09/15/23 (b)	2,521	2,418
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	407	379
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.96%, 10/11/47 (b)	11,690	229
Interest Only, Series 2015-XA-GC27, REMIC, 1.33%, 02/12/48 (b)	6,752	200
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,824
Interest Only, Series 2014-XA-CR16, REMIC, 0.94%, 04/12/47 (b)	11,921	183
Interest Only, Series 2014-XA-LC15, REMIC, 1.06%, 04/12/47 (b)	14,472	233
Interest Only, Series 2014-XA-UBS3, REMIC, 1.06%, 06/12/47 (b)	11,849	211
Interest Only, Series 2014-XA-UBS6, REMIC, 0.86%, 12/12/47 (b)	10,150	187
Elmwood CLO IV Ltd
Series 2020-D-1A, 3.39%, (3 Month USD LIBOR + 3.15%), 04/15/33 (b)	4,250	4,220
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.07%, 01/11/47 (b)	14,858	222
Interest Only, Series 2014-XA-GC26, REMIC, 0.96%, 11/13/47 (b)	11,405	237
Interest Only, Series 2015-XA-GC30, REMIC, 0.73%, 05/12/50 (b)	15,857	308
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.19%, 11/05/26 (b)	400	391
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	1,814	1,606
Kayne CLO
Series 2019-D-6A, 4.25%, (3 Month USD LIBOR + 4.00%), 01/21/33 (b)	2,450	2,451
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.19%, (3 Month USD LIBOR + 2.95%), 04/18/33 (b)	1,900	1,882
Magnetite XXIV Ltd
Series 2019-DR-24A, 3.22%, (SOFR + 3.05%), 04/15/35 (b)	5,200	5,149
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 3.10%, (3 Month USD LIBOR + 2.85%), 04/20/29 (b)	2,000	1,945
Milos CLO Ltd
Series 2017-DR-1A, 3.00%, (3 Month USD LIBOR + 2.75%), 10/21/30 (b)	1,750	1,685
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,345	2,206
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.25%, (3 Month USD LIBOR + 3.00%), 01/20/33 (b)	3,250	3,198
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 3.00%, (3 Month USD LIBOR + 2.75%), 07/22/30 (b)	2,250	2,191
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (b)	3,670	3,501
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.88%, 09/25/66 (b)	7,892	7,487
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.58%, (1 Month USD LIBOR + 1.13%), 06/25/33 (b) (d)	33	33
Symphony CLO XXII Ltd
Series 2020-D-22A, 3.39%, (3 Month USD LIBOR + 3.15%), 04/18/33 (b)	2,000	1,973
TICP CLO VII Ltd
Series 2017-DR-7A, 3.44%, (3 Month USD LIBOR + 3.20%), 04/15/33 (b)	1,000	987
TICP CLO XV Ltd
Series 2020-D-15A, 3.40%, (3 Month USD LIBOR + 3.15%), 04/20/33 (b)	500	495
Trestles CLO III Ltd
Series 2020-D-3A, 3.50%, (3 Month USD LIBOR + 3.25%), 01/20/33 (b)	1,000	990
Trinitas CLO Ltd
Series 2021-D-16A, 3.55%, (3 Month USD LIBOR + 3.30%), 07/20/34 (b)	1,500	1,452

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	779	801
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	7,685	7,290
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,979	1,876
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.25%, 03/15/47 (b)	6,852	120
Interest Only, Series 2014-XA-C21, REMIC, 1.02%, 08/15/47 (b)	10,761	194
Total Non-U.S. Government Agency Asset-Backed Securities (cost $73,707)		71,481
SENIOR FLOATING RATE INSTRUMENTS 5.2%
Information Technology 1.3%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (b)	342	339
Barracuda Networks, Inc.
1st Lien Term Loan, 4.73%, (3 Month USD LIBOR + 3.75%), 02/12/25 (b)	98	98
Cloudera, Inc.
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.75%), 10/08/28 (b)	345	340
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (b)	845	835
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.21%, (1 Month USD LIBOR + 3.00%), 01/04/26 (b)	873	833
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (b)	329	319
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (b)	606	600
Flexera Software LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 01/26/28 (b)	273	269
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (b)	327	326
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (b)	351	347
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (b)	646	642
Ingram Micro Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (b)	491	486
Ivanti Software, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (b)	383	377
2021 Add On Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/01/27 (b)	119	116
McAfee, LLC
2022 USD Term Loan B, 4.50%, (SOFR 90-Day Average + 4.00%), 02/03/29 (b)	685	679
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/18/28 (b)	510	504
Navicure, Inc.
2019 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 09/18/26 (b)	323	322
Optiv Security Inc.
1st Lien Term Loan, 4.25%, (6 Month USD LIBOR + 3.25%), 01/27/24 (b)	344	336
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (b)	642	636
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.30%, (3 Month USD LIBOR + 4.00%), 04/26/24 (b)	653	648
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (b)	498	485
Sophia, L.P.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (b)	351	347
Tempo Acquisition LLC
2022 Term Loan B, 3.50%, (SOFR 30-Day Average + 3.00%), 08/31/28 (b)	422	419
		10,303
Energy 0.8%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 10.00%, (3 Month USD LIBOR + 9.00%), 11/01/25 (b)	208	222
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (b)	1,016	1,010
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (b)	356	251
EG America LLC
2018 USD Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 02/06/25 (b)	901	885
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (b)	100	98
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (b)	209	200
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (b)	1,048	1,004
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.22%, (3 Month USD LIBOR + 4.00%), 09/30/26 (b)	337	334
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/02/25 (b)	159	149
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/24/28 (b)	680	674
Prairie ECI Acquiror LP
Term Loan B, 4.96%, (1 Month USD LIBOR + 4.75%), 03/07/26 (b)	1,061	1,035
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (SOFR 90-Day Average + 4.25%), 09/22/24 (b)	329	327
U.S. Silica Company
2018 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 04/12/25 (b)	525	515
		6,704
Consumer Discretionary 0.6%
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (b)	463	450
Dealer Tire, LLC
2020 Term Loan B, 4.46%, (1 Month USD LIBOR + 4.25%), 12/19/25 (b)	263	262
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 02/01/24 (b) (o)	390	388
First Brands Group, LLC
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 03/22/27 (b)	653	647
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 02/26/28 (b)	983	978
Learning Care Group, Inc.
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 03/13/25 (b)	511	503
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (b)	107	106
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (b)	328	324
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (b)	394	384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Varsity Brands, Inc.
2017 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/07/24 (b)	699	669
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.25%), 12/19/26 (b)	450	438
		5,149
Industrials 0.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (b)	495	501
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 01/20/27 (b)	425	419
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (b)	1	1
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (b)	507	499
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (b)	667	657
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 07/01/28 (b)	2	2
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (b)	207	205
Crosby US Acquisition Corp.
Term Loan B, 5.20%, (1 Month USD LIBOR + 4.75%), 06/12/26 (b)	190	186
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 05/22/24 (b)	170	162
Garda World Security Corporation
2021 Term Loan B, 4.71%, (1 Month USD LIBOR + 4.25%), 10/30/26 (b)	1,023	1,010
MHI Holdings,LLC
Term Loan B, 5.21%, (1 Month USD LIBOR + 5.00%), 09/18/26 (b)	357	355
Polaris Newco LLC
USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/03/28 (b)	498	493
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (b)	496	490
West Corp.
2018 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.50%), 10/10/24 (b)	147	133
		5,113
Health Care 0.5%
Agiliti Health, Inc
2020 Incremental Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 01/23/26 (b)	21	21
Athenahealth, Inc.
2022 Term Loan B, 4.00%, (SOFR 30-Day Average + 3.50%), 01/27/29 (b)	586	579
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/31/24 (b)	542	527
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (b) (o)	126	123
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 09/27/25 (b)	760	503
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (b)	341	340
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/30/27 (b)	273	271
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (b)	500	496
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (3 Month USD LIBOR + 3.50%), 02/14/25 (b)	431	428
Team Health Holdings, Inc.
2022 Term Loan B, 6.25%, (SOFR 30-Day Average + 5.25%), 01/12/24 (b)	1,118	1,061
		4,349
Financials 0.4%
Asurion LLC
2021 Second Lien Term Loan B4, 5.46%, (1 Month USD LIBOR + 5.25%), 01/15/29 (b)	385	376
BCP Renaissance Parent LLC
2022 Term Loan B3, 4.50%, (SOFR 30-Day Average + 3.50%), 10/31/26 (b)	454	447
Bella Holding Company, LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (b)	493	488
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (b)	791	786
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (b)	372	367
HUB International Limited
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (b)	611	607
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (b)	218	196
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (b)	12	11
		3,278
Materials 0.4%
Berlin Packaging LLC
2021 First Lien Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/11/28 (b)	50	49
2021 First Lien Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 03/11/28 (b)	234	232
BWAY Holding Company
2017 Term Loan B, 3.48%, (1 Month USD LIBOR + 3.25%), 04/03/24 (b)	395	389
Covia Holdings Corporation
2020 PIK Take Back Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (b)	690	676
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/13/28 (b)	297	295
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 03/16/27 (b)	345	339
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 10/05/24 (b)	523	517
White Cap Buyer LLC
Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 10/08/27 (b)	326	322
		2,819
Consumer Staples 0.3%
MPH Acquisition Holdings LLC
2021 Term Loan B, 4.76%, (3 Month USD LIBOR + 4.25%), 08/17/28 (b)	524	508
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (b)	980	972
Verscend Holding Corp.
2021 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 08/27/25 (b)	984	979
		2,459
Communication Services 0.2%
Altice France S.A.
2018 Term Loan B13, 4.51%, (3 Month USD LIBOR + 4.00%), 07/13/26 (b)	764	749
Banijay Entertainment S.A.S
USD Term Loan , 3.99%, (1 Month USD LIBOR + 3.75%), 02/04/25 (b)	217	215
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (b)	338	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
GTT Communications, Inc.
2018 USD Term Loan B, 7.25%, (PRIME + 3.75%), 04/27/25 (b)	186	151
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (b)	339	336
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (b)	99	99
		1,865
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 11/29/25 (b)	282	259
Lonestar II Generation Holdings LLC
Term Loan B, 5.21%, (1 Month USD LIBOR + 5.00%), 04/09/26 (b)	282	278
Term Loan C, 5.21%, (1 Month USD LIBOR + 5.00%), 04/09/26 (b)	37	36
Nautilus Power, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 04/28/24 (b)	245	197
Talen Energy Supply, LLC
2019 Term Loan B, 3.96%, (1 Month USD LIBOR + 3.75%), 06/24/26 (b)	201	183
		953
Total Senior Floating Rate Instruments (cost $43,774)		42,992
SHORT TERM INVESTMENTS 19.7%
Investment Companies 11.6%
JNL Government Money Market Fund, 0.01% (p) (q)	95,162	95,162
U.S. Treasury Bill 5.4%
Treasury, United States Department of
0.09%, 06/16/22 (r) (s)	44,200	44,159
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund, 0.23% (p) (q)	22,680	22,680
Total Short Term Investments (cost $162,034)		162,001
Total Investments 124.3% (cost $1,072,533)		1,022,910
Other Derivative Instruments (0.1)%		(956)
Other Assets and Liabilities, Net (24.2)%		(199,119)
Total Net Assets 100.0%		822,835

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $187,339.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $216,569 and 26.3% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(e) All or a portion of the security was on loan as of March 31, 2022.

(f) Non-income producing security.

(g) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Convertible security.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(r) All or a portion of the security is pledged or segregated as collateral.

(s) The coupon rate represents the yield to maturity.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,003	975	0.1
Accor, 2.63% (callable at 100, 01/30/25)	11/10/21	335	315	—
AFFLELOU, 4.25%, 05/19/26	07/09/21	212	190	—
Altice Financing S.A., 4.25%, 08/15/29	11/10/21	795	693	0.1
Altice France, 4.13%, 01/15/29	10/29/21	834	735	0.1
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	115	95	—
Ardagh Packaging Finance Public Limited Company, 4.75%, 07/15/27	03/25/22	220	223	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	04/22/21	170	146	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	563	529	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	825	834	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	222	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/09/21	162	146	—
Casino, Guichard-Perrachon, 4.50%, 03/07/24	02/17/21	239	206	—
Cirsa Finance International, 4.75%, 05/22/25	11/12/21	253	238	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	389	252	—
CPI Property Group, 4.88% (callable at 100, 08/18/26)	11/10/21	315	264	—
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	404	405	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	245	227	—
Dufry One B.V., 3.38%, 04/15/28	10/29/21	865	778	0.1
EG Global Finance PLC, 4.38%, 02/07/25	10/29/21	789	738	0.1
Eircom Limited, 3.50%, 05/15/26	10/29/21	546	506	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	610	581	0.1
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	235	215	—
Encore Capital Group, Inc., 4.25%, 06/01/28	10/29/21	641	580	0.1
Faurecia, 2.38%, 06/15/27	11/03/21	173	149	—
Faurecia, 3.75%, 06/15/28	02/17/21	125	104	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	11/10/21	784	699	0.1
House of HR, 7.50%, 01/15/27	02/17/21	125	112	—
Iceland Bondco PLC, 4.63%, 03/15/25	02/17/21	257	217	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	238	222	—
Ineos Finance PLC, 3.38%, 03/31/26	10/29/21	480	440	0.1
Ineos Finance PLC, 2.88%, 05/01/26	10/20/21	117	106	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/11/21	583	520	0.1
Intrum AB, 3.50%, 07/15/26	10/29/21	388	356	0.1
Intrum AB, 3.00%, 09/15/27	02/17/21	579	525	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	209	181	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	544	472	0.1
Kapla Holding, 3.38%, 12/15/26	11/10/21	556	515	0.1
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	238	220	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/01/21	1,202	1,098	0.1
Loxama, 5.75%, 07/15/27	10/29/21	543	491	0.1
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	140	132	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	10/29/21	548	504	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	142	121	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	207	186	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	402	0.1
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	158	142	—
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	10/29/21	538	497	0.1
PCF GmbH, 4.75%, 04/15/26	11/01/21	557	502	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	308	296	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	283	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	52	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	27	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/06/20	404	386	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	02/17/21	151	137	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	659	605	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	138	122	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	172	144	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	122	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	449	410	0.1
Romania, Government of, 3.00%, 02/14/31	01/06/22	856	785	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	693	615	0.1
Sappi Papier Holding GmbH, 3.13%, 04/15/26	11/02/21	117	106	—
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	105	—
SAZKA Group a.s., 3.88%, 02/15/27	02/18/21	281	261	—
Schaeffler AG, 3.38%, 10/12/28	03/01/22	340	327	0.1
SES, 5.63% (callable at 100, 01/29/24)	03/28/22	114	115	—
SGL Carbon SE, 4.63%, 09/30/24	11/02/21	216	201	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	822	791	0.1
Spa Holdings 3 Oy, 3.63%, 02/04/28	10/29/21	440	393	0.1
Sunshine Mid B.V., 6.50%, 05/15/26	02/17/21	202	183	—
Tendam Brands Sa., 5.25%, 09/15/24	02/17/21	149	143	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	179	151	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	709	630	0.1
The House of Finance, 4.38%, 07/15/26	10/29/21	436	400	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,146	1,118	0.1
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	207	209	—
United Group B.V., 4.00%, 11/15/27	11/01/21	1,042	940	0.1
United Group B.V., 3.63%, 02/15/28	02/17/21	213	178	—
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	550	502	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	318	286	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	799	725	0.1
Vivion Investments S.a r.l., 3.00%, 08/08/24	02/18/21	237	213	—
William Hill PLC, 4.75%, 05/01/26	11/19/21	282	264	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	11/02/21	125	105	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	504	395	0.1
		36,382	31,731	3.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	99	(1)
Pro Mach Group, Inc. - 2021 Term Loan B	22	-
	121	(1)

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	69	June 2022	EUR	8,980	58	(98)
Euro OAT	11	June 2022	EUR	1,650	18	18
					76	(80)
Short Contracts
Euro Bund	(44)	June 2022	EUR	(7,289)	(73)	339
Euro Buxl 30 Year Bond	(1)	June 2022	EUR	(186)	(3)	(1)
Euro Schatz	(115)	June 2022	EUR	(12,771)	(25)	40
United States 10 Year Note	(736)	June 2022		(92,893)	(184)	2,457
United States 10 Year Ultra Bond	(372)	June 2022		(52,081)	(151)	1,687
United States 5 Year Note	(572)	July 2022		(67,007)	(81)	1,406
United States Long Bond	(51)	June 2022		(8,095)	(32)	442
United States Ultra Bond	(192)	June 2022		(35,317)	(204)	1,309
					(753)	7,679

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Receiving	2.30	(S)	03/28/24	AUD	10,907	(4)	2
6M Australian Bank Bill Short Term Rate (S)	Paying	3.15	(S)	03/28/32	AUD	2,456	4	11
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	3.79	(A)	03/29/25	EUR	9,500	(20)	25
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.55	(A)	03/29/42	EUR	1,155	17	(17)
							(3)	21

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.36 (Q)	1.00	12/20/26	(8,150)	(672)	(9)	(287)
CDX.NA.HY.37 (Q)	5.00	12/20/26	(20,315)	1,281	(11)	290
				609	(20)	3

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	04/04/22	BRL	2,000	421	43
BRL/USD	JPM	04/04/22	BRL	956	201	14
BRL/USD	GSC	04/07/22	BRL	10,103	2,122	84
BRL/USD	GSC	05/09/22	BRL	10,103	2,103	—
CLP/USD	CIT	06/15/22	CLP	148,692	187	5
COP/USD	GSC	04/07/22	COP	7,009,820	1,857	69
CZK/EUR	GSC	06/15/22	EUR	(404)	(449)	4
EGP/USD	GSC	05/25/22	EGP	11,092	603	(40)
EGP/USD	CIT	09/21/22	EGP	1,558	82	2
EGP/USD	GSC	09/21/22	EGP	1,558	82	(2)
EUR/CZK	JPM	06/15/22	CZK	(54)	(2)	—
EUR/HUF	JPM	04/08/22	HUF	(118,232)	(356)	(24)
EUR/PLN	JPM	04/08/22	PLN	(2,432)	(579)	(38)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/PLN	SSB	06/15/22	PLN	(560)	(132)	(2)
EUR/RON	CIT	04/06/22	RON	(2,696)	(604)	(10)
EUR/RON	GSC	04/06/22	RON	(35)	(8)	—
EUR/USD	GSC	04/05/22	EUR	62	69	—
EUR/USD	JPM	04/05/22	EUR	135	150	(2)
EUR/USD	JPM	04/05/22	EUR	465	515	2
EUR/USD	SCB	04/05/22	EUR	255	282	(2)
EUR/USD	SCB	04/05/22	EUR	260	287	4
EUR/USD	SSB	04/05/22	EUR	77	85	1
EUR/USD	JPM	04/06/22	EUR	199	220	(3)
EUR/USD	SIC	04/06/22	EUR	96	106	(5)
EUR/USD	CIT	04/20/22	EUR	14,634	16,208	(510)
EUR/USD	GSC	04/20/22	EUR	9,152	10,136	(221)
GBP/USD	CIT	04/20/22	GBP	1,339	1,759	(62)
GBP/USD	GSC	04/20/22	GBP	1,541	2,025	(63)
ILS/USD	GSC	05/24/22	ILS	1,825	573	5
KRW/USD	GSC	04/07/22	KRW	690,175	569	(4)
KRW/USD	CIT	04/11/22	KRW	163,971	135	—
KRW/USD	GSC	05/09/22	KRW	690,175	569	(2)
KRW/USD	JPM	05/23/22	KRW	232,153	191	—
KZT/USD	JPM	04/20/22	KZT	70,851	150	(10)
MXN/USD	JPM	04/07/22	MXN	41,484	2,087	46
MXN/USD	GSC	05/09/22	MXN	41,484	2,075	(2)
MXN/USD	CIT	06/15/22	MXN	2,723	135	5
MXN/USD	GSC	06/15/22	MXN	6,487	322	5
MXN/USD	SSB	06/15/22	MXN	3,804	189	6
PEN/USD	JPM	06/15/22	PEN	679	183	3
PLN/EUR	CIT	04/08/22	EUR	(153)	(170)	1
PLN/EUR	GSC	04/08/22	EUR	(51)	(57)	3
PLN/EUR	JPM	04/08/22	EUR	(134)	(148)	—
PLN/EUR	GSC	06/15/22	EUR	(144)	(159)	3
RON/EUR	GSC	04/06/22	EUR	(491)	(544)	9
RON/EUR	JPM	04/06/22	EUR	(53)	(58)	1
RON/EUR	GSC	06/30/22	EUR	(7)	(8)	—
RON/EUR	CIT	09/21/22	EUR	(128)	(143)	—
RON/EUR	JPM	09/21/22	EUR	(30)	(33)	—
SGD/USD	JPM	04/18/22	SGD	803	593	1
THB/USD	CIT	04/11/22	THB	10,699	322	5
TRY/USD	GSC	04/21/22	TRY	1,816	122	6
TRY/USD	SCB	04/21/22	TRY	8,340	561	(18)
TRY/USD	SCB	04/21/22	TRY	2,568	172	6
USD/BRL	GSC	04/04/22	BRL	(1,074)	(225)	(18)
USD/BRL	JPM	04/04/22	BRL	(1,882)	(396)	(29)
USD/BRL	GSC	04/07/22	BRL	(10,103)	(2,122)	(2)
USD/BRL	GSC	06/02/22	BRL	(288)	(60)	—
USD/CLP	JPM	06/15/22	CLP	(72)	—	—
USD/CNY	GSC	04/28/22	CNY	(1,277)	(201)	(1)
USD/CNY	JPM	04/28/22	CNY	(2,089)	(329)	(2)
USD/COP	GSC	04/07/22	COP	(7,009,820)	(1,857)	(36)
USD/COP	JPM	06/15/22	COP	(1,132,305)	(297)	(1)
USD/EGP	GSC	05/25/22	EGP	(11,099)	(604)	78
USD/EUR	GSC	04/05/22	EUR	(58)	(65)	(1)
USD/EUR	JPM	04/05/22	EUR	(827)	(914)	(8)
USD/EUR	JPM	04/05/22	EUR	(282)	(310)	—
USD/EUR	SSB	04/05/22	EUR	(87)	(97)	—
USD/EUR	CIT	04/06/22	EUR	(71)	(79)	1
USD/EUR	JPM	04/06/22	EUR	(223)	(247)	5
USD/EUR	CIT	04/20/22	EUR	(37,598)	(41,643)	955
USD/EUR	JPM	05/04/22	EUR	(133)	(147)	1
USD/EUR	SCB	05/04/22	EUR	(255)	(282)	2
USD/GBP	CIT	04/20/22	GBP	(6,199)	(8,143)	249
USD/IDR	CIT	04/14/22	IDR	(4,810,867)	(335)	(2)
USD/ILS	CIT	05/24/22	ILS	(122)	(38)	(1)
USD/KRW	GSC	04/07/22	KRW	(690,175)	(569)	1
USD/KRW	GSC	05/23/22	KRW	(396,550)	(327)	(5)
USD/KZT	JPM	04/20/22	KZT	(71,098)	(150)	(8)
USD/MXN	GSC	04/07/22	MXN	(41,484)	(2,087)	2
USD/MXN	JPM	06/15/22	MXN	(13,833)	(687)	(37)
USD/PHP	JPM	05/27/22	PHP	(10,703)	(206)	—
USD/THB	CIT	04/11/22	THB	(10,746)	(323)	(1)
USD/TRY	GSC	04/21/22	TRY	(11,561)	(778)	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/TRY	JPM	04/21/22	TRY	(1,948)	(131)	(3)
USD/TRY	SCB	04/21/22	TRY	(2,727)	(184)	(5)
USD/TWD	JPM	04/11/22	TWD	(9,133)	(319)	3
USD/ZAR	CIT	06/15/22	ZAR	(4,675)	(317)	(7)
USD/ZAR	JPM	06/15/22	ZAR	(858)	(58)	(2)
ZAR/USD	CIT	06/15/22	ZAR	1,969	134	—
ZAR/USD	GSC	06/15/22	ZAR	2,430	165	6
ZAR/USD	JPM	06/15/22	ZAR	2,350	159	5
					(19,071)	481

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	GSC	05/12/22	64,839	—	(543)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	JPM	06/07/22	23,262	—	(195)
					—	(738)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	374,198	—	374,198
Corporate Bonds And Notes	—	372,238	—	372,238
Non-U.S. Government Agency Asset-Backed Securities	—	71,481	—	71,481
Senior Floating Rate Instruments	—	42,992	—	42,992
Short Term Investments	117,842	44,159	—	162,001
	117,842	905,068	—	1,022,910
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7,698	—	—	7,698
Centrally Cleared Interest Rate Swap Agreements	—	38	—	38
Centrally Cleared Credit Default Swap Agreements	—	290	—	290
Open Forward Foreign Currency Contracts	—	1,670	—	1,670
	7,698	1,998	—	9,696
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(99)	—	—	(99)
Centrally Cleared Interest Rate Swap Agreements	—	(17)	—	(17)
Centrally Cleared Credit Default Swap Agreements	—	(287)	—	(287)
Open Forward Foreign Currency Contracts	—	(1,189)	—	(1,189)
OTC Total Return Swap Agreements	—	(738)	—	(738)
	(99)	(2,231)	—	(2,330)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 39.8%
Mortgage-Backed Securities 25.1%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/48 - 02/01/52	29,155	29,827
3.50%, 06/01/48	139	140
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	53,635	54,851
3.50%, 03/01/48 - 02/01/50	5,165	5,209
3.00%, 03/01/50	4,367	4,297
TBA, 4.00%, 05/15/51 (a)	75,520	76,788
TBA, 3.00%, 05/15/52 (a)	52,000	50,757
TBA, 3.50%, 05/15/52 (a)	128,400	128,149
TBA, 4.50%, 05/15/52 (a)	6,700	6,923
TBA, 2.50%, 06/15/52 (a)	12,000	11,406
Government National Mortgage Association
TBA, 3.50%, 05/15/52 - 06/15/52 (a)	12,600	12,604
TBA, 4.00%, 06/15/52 (a)	6,900	6,982
		387,933
U.S. Treasury Inflation Indexed Securities 5.2%
Treasury, United States Department of
0.38%, 01/15/27 - 07/15/27 (b)	1,077	1,139
0.75%, 07/15/28 - 02/15/45 (b)	12,190	13,496
0.88%, 01/15/29 - 02/15/47 (b)	12,353	13,913
0.25%, 07/15/29 - 02/15/50 (b)	21,881	23,244
0.13%, 07/15/30 - 07/15/31 (b)	9,396	9,954
2.13%, 02/15/40 - 02/15/41 (b)	517	729
0.63%, 02/15/43 (b)	367	409
1.38%, 02/15/44 (b)	483	619
1.00%, 02/15/46 - 02/15/49 (b)	13,785	17,162
		80,665
U.S. Treasury Note 4.7%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	36,775
2.63%, 01/31/26	16,700	16,763
2.38%, 03/31/29	19,100	19,043
		72,581
Sovereign 4.7%
Buenos Aires City S.A.
40.63%, (BADLAR + 3.25%), 03/29/24, ARS (d)	61,987	322
Colombia Government International Bond
4.00%, 02/26/24	4,012	4,016
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (e)	7,960	2,334
6.35%, 08/12/28, PEN (f)	383	104
6.35%, 08/12/28, PEN (e)	5,072	1,372
5.94%, 02/12/29, PEN (e)	2,080	548
5.94%, 02/12/29, PEN	5,932	1,563
6.95%, 08/12/31, PEN (e)	2,091	582
6.15%, 08/12/32, PEN	5,814	1,521
6.15%, 08/12/32, PEN (e)	1,070	280
5.40%, 08/12/34, PEN (e)	2,155	512
5.35%, 08/12/40, PEN (e)	1,522	340
Gobierno de la Provincia de Buenos Aires
37.92%, (BADLAR + 3.75%), 04/12/25, ARS (d) (f)	6,440	31
Ministry of Defence State of Israel
3.80%, 05/13/60 (f)	2,434	2,428
4.50%, 04/03/20	700	749
Ministry of Finance of the Russian Federation
5.63%, 04/04/42 (f)	1,600	552
5.63%, 04/04/42 (e)	2,600	897
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	300	17
Presidencia De La Nacion
39.55%, (BADLAR + 2.00%), 04/03/22, ARS (d)	77,405	406
34.19%, (BADLAR + 0.00%), 10/04/22, ARS (d)	154	—
15.50%, 10/17/26, ARS	63,437	135
1.00%, 07/09/29	563	189
0.50%, 07/09/30 (j)	6,961	2,247
1.13%, 07/09/35 - 07/09/46 (j)	4,464	1,327
2.00%, 01/09/38 (j)	3,720	1,376
2.50%, 07/09/41 (j)	2,665	913
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (i)	5,970	425
Romania, Government of
2.13%, 03/07/28, EUR	1,200	1,250
1.75%, 07/13/30, EUR (e)	100	94
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	28,172
4.85%, 09/30/29	1,000	976
8.00%, 01/31/30, ZAR	10,200	638
8.25%, 03/31/32, ZAR	12,200	747
8.88%, 02/28/35, ZAR	8,800	542
8.75%, 02/28/49, ZAR	5,800	334
5.75%, 09/30/49	1,000	872
Turkiye Cumhuriyeti Basbakanlik
6.35%, 08/10/24	200	198
5.60%, 11/14/24 (k)	2,800	2,716
4.25%, 03/13/25	4,000	3,730
4.63%, 03/31/25, EUR	900	997
7.63%, 04/26/29 (k)	2,130	2,077
5.25%, 03/13/30	3,400	2,865
5.75%, 05/11/47	800	597
		71,991
Treasury Inflation Indexed Securities 0.1%
Presidencia De La Nacion
1.40%, 03/25/23, ARS (l)	119,171	1,355
1.45%, 08/13/23, ARS (l)	45,659	473
		1,828
Municipal 0.0%
Puerto Rico, Commonwealth of
5.25%, 07/01/23	18	19
0.00%, 07/01/24 - 11/01/43 (m)	110	64
4.00%, 07/01/33 - 07/01/46	79	75
		158
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	33
Total Government And Agency Obligations (cost $637,763)		615,189
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.6%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.45%, (1 Month USD LIBOR + 0.26%), 09/25/36 (d) (j)	8,014	7,852
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.48%, (1 Month USD LIBOR + 1.02%), 04/25/34 (d) (j)	4,883	4,849
Alba PLC
Series 2006-D-2, 1.17%, (SONIA + 0.58%), 12/15/38, GBP (d) (f)	1,218	1,467
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 2.48%, (1 Month USD LIBOR + 2.03%), 07/25/35 (d) (j)	3,224	3,196
Series 2005-A3-38, REMIC, 1.16%, (1 Month USD LIBOR + 0.70%), 09/25/35 (d) (j)	278	252
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	810	702
Series 2005-2A3A-AR1, REMIC, 1.16%, (1 Month USD LIBOR + 0.70%), 10/25/35 (d) (j)	8,530	7,849
Series 2005-1A1-59, REMIC, 1.11%, (1 Month USD LIBOR + 0.66%), 11/20/35 (d) (j)	1,826	1,761
Series 2005-A1-81, REMIC, 1.02%, (1 Month USD LIBOR + 0.56%), 02/25/36 (d) (j)	866	746
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,197	2,241
Series 2006-1A1A-OA17, REMIC, 0.84%, (1 Month USD LIBOR + 0.39%), 12/20/46 (d) (j)	1,638	1,476
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,029	1,938
Atrium XII LLC
Series AR-12A, 1.09%, (3 Month USD LIBOR + 0.83%), 04/22/27 (d)	5,006	4,991
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.69%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	7,766	6,819

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 1.60%, (1 Month USD LIBOR + 1.20%), 03/15/34 (d)	7,010	6,940
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 1.12%, (1 Month USD LIBOR + 0.68%), 02/20/35 (d) (j)	4,279	4,190
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	398	397
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d)	3,789	2,407
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 10/25/35 (d) (j)	2,927	2,895
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	1,109
BX Trust
Series 2021-C-ARIA, REMIC, 2.04%, (1 Month USD LIBOR + 1.65%), 10/15/26 (d)	2,200	2,153
Series 2021-D-ARIA, REMIC, 2.29%, (1 Month USD LIBOR + 1.90%), 10/15/26 (d)	2,400	2,346
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.70%, (1 Month USD LIBOR + 0.24%), 07/25/36 (d) (j)	7,130	6,245
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.26%, (3 Month USD LIBOR + 1.02%), 04/17/31 (d)	1,100	1,090
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.76%, (1 Month USD LIBOR + 0.30%), 10/25/36 (d) (j)	6,377	5,813
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 0.47%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (j)	328	320
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,286	713
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	270	270
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,447
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	3,078	3,029
Series 2013-1A4-2, REMIC, 2.65%, 11/25/37 (d)	4,100	3,751
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	183	184
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	4,660	4,517
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,184	1,520
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.06%, 08/26/36 (d)	1,829	1,787
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 2.33%, 06/26/36 (d)	2,248	1,932
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	526	350
CWABS Asset-Backed Certificates Trust
Series 2006-2A4-20, REMIC, 0.69%, (1 Month USD LIBOR + 0.23%), 09/25/35 (d) (j)	14,200	13,403
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 05/25/35 (d) (j)	1,051	1,031
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.73%, (1 Month USD LIBOR + 1.28%), 07/25/34 (d) (j)	819	798
Series 2004-M4-AB2, REMIC, 1.73%, (1 Month USD LIBOR + 1.28%), 11/25/34 (d) (j)	2,314	1,992
Series 2005-MV6-7, REMIC, 1.66%, (1 Month USD LIBOR + 1.20%), 08/25/35 (d) (j)	4,000	3,856
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 04/25/46 (d) (j)	2,801	2,523
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	451	445
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.43%, (1 Month USD LIBOR + 0.98%), 01/25/36 (d) (j)	5,905	5,693
Eurosail PLC
Series 2007-A3A-6NCX, 1.72%, (3 Month GBP LIBOR + 0.70%), 09/13/45, GBP (d) (f)	38	49
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 1.57%, (3 Month GBP LIBOR + 0.55%), 06/13/45, GBP (d) (f)	11,954	13,611
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.48%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	12,821	12,669
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 01/25/37 (d) (j)	15,705	9,482
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 1.21%, (3 Month USD LIBOR + 0.97%), 10/15/30 (d)	7,000	6,955
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 1.15%, (1 Month USD LIBOR + 0.69%), 10/25/35 (d) (j)	8,775	8,108
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 03/25/36 (d) (j)	4,038	2,325
GS Mortgage Securities Corporation Trust 2019-BOCA
Series 2019-E-BOCA, 2.54%, (1 Month USD LIBOR + 2.14%), 06/15/38 (d)	3,650	3,577
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 4.46%, 04/28/37 (d)	23,904	8,308
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 06/25/34 (d)	4,608	3,947
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (d) (j)	2,993	2,872
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.85%, (1 Month USD LIBOR + 0.40%), 07/21/36 (d) (j)	4,078	2,476
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	176	175
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.58%, (SONIA + 1.05%), 05/25/53, GBP (d) (e) (j)	6,139	8,073
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 2.24%, (3 Month USD LIBOR + 1.76%), 05/23/39 (d)	10,336	10,170
ican fund
Series 2000-2A-1, REMIC, 1.10%, (1 Month USD LIBOR + 0.64%), 03/25/30 (d)	1,322	1,152
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 2.99%, 06/25/36 (d)	2,443	1,817
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 05/25/35 (d)	1,009	721
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 10/25/36 (d) (j)	1,186	1,133
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.54%, (1 Month USD LIBOR + 1.08%), 07/25/35 (d)	9,000	8,843
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (d)	2,600	2,649
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 1.85%, (1 Month USD LIBOR + 1.45%), 11/17/36 (d) (j)	17,100	16,859
LUXE Trust 2021-TRIP
Series 2021-D-MLBH, REMIC, 2.25%, 11/15/24 (d)	8,500	8,387
Mansard Mortgages PLC
Series 2006-B1-1X, 1.23%, (SONIA + 1.22%), 10/15/48, GBP (d) (f)	4,343	5,420
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 2.06%, (1 Month USD LIBOR + 1.60%), 11/25/34 (d) (j)	460	467
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.36%, (1 Month USD LIBOR + 0.90%), 01/25/35 (d) (j)	6,437	6,347

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (e) (j)	1,216	975
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,753
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-D-SUN, REMIC, 2.05%, (1 Month USD LIBOR + 1.65%), 07/16/35 (d) (j)	9,562	9,383
Morgan Stanley Capital I Trust
Series 2021-D-230P, REMIC, 2.77%, (1 Month USD LIBOR + 2.38%), 12/08/23 (d)	2,929	2,883
Series 2021-E-230P, REMIC, 3.47%, (1 Month USD LIBOR + 3.08%), 12/08/23 (d)	5,417	5,331
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.99%, 07/28/48 (d)	4,767	4,728
Navient Funding, LLC
Series 2006-A5-B, REMIC, 1.10%, (3 Month USD LIBOR + 0.27%), 12/15/39 (d)	1,768	1,701
Newgate Funding PLC
Series 2007-A3-2X, 1.20%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (d) (f)	4,229	5,300
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 03/25/37 (d) (j)	40,708	16,924
Pagaya AI Debt Selection Trust
Series 2021-A-5, 1.53%, 08/15/29	6,904	6,745
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 1.28%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	2,658	2,664
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.49%, (1 Month USD LIBOR + 1.04%), 05/25/35 (d) (j)	4,461	4,037
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 1.31%, (1 Month USD LIBOR + 0.86%), 08/25/35 (d) (j)	4,883	4,705
PFP 2019-6, Ltd.
Series 2019-A-6, 1.48%, (1 Month USD LIBOR + 1.05%), 04/16/37 (d) (j)	1,173	1,163
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.71%, (1 Month USD LIBOR + 0.25%), 06/25/37 (d) (j)	466	463
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (d)	1,004	942
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 1.25%, (1 Month USD LIBOR + 0.80%), 03/25/35 (d) (j)	854	786
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 1.10%, (1 Month USD LIBOR + 0.65%), 01/25/35 (d) (j)	455	443
Series 2005-M2-FR3, REMIC, 1.43%, (1 Month USD LIBOR + 0.98%), 04/25/35 (d) (j)	1,320	1,017
Series 2006-M3-OP1, REMIC, 1.07%, (1 Month USD LIBOR + 0.62%), 10/25/35 (d) (j)	12,525	12,386
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 1.16%, (1 Month USD LIBOR + 0.71%), 10/25/35 (d) (j)	4,975	4,729
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (j)	1,211	1,070
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 1.30%, (1 Month USD LIBOR + 0.84%), 08/25/35 (d) (j)	8,000	7,532
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.76%, (1 Month USD LIBOR + 0.30%), 06/25/37 (d) (j)	19,620	12,364
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 2.59%, (SONIA + 2.00%), 03/12/52, GBP (d) (f) (j)	3,200	4,211
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.66%, (1 Month USD LIBOR + 0.20%), 06/25/37 (d) (j)	16,350	12,237
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 2.50%, (3 Month USD LIBOR + 1.57%), 09/20/39 (d)	2,114	1,997
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	702	703
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,363	2,430
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	45	45
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	931	921
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 1.24%, (1 Month USD LIBOR + 0.78%), 06/25/45 (d) (j)	2,385	2,343
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.71%, (1 Month USD LIBOR + 0.25%), 04/25/37 (d) (j)	35,913	16,161
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 2.94%, 09/25/35 (d)	1,562	1,520
Series 2007-4A2-OA3, REMIC, 0.84%, (12 Month Treasury Average + 0.70%), 04/25/47 (d)	1,255	1,110
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 1.24%, (1 Month USD LIBOR + 0.85%), 12/15/31 (d) (j)	3,065	3,028
Series 2017-B-HSDB, REMIC, 1.49%, (1 Month USD LIBOR + 1.10%), 12/15/31 (d) (j)	2,542	2,441
Series 2017-D-HSDB, REMIC, 2.23%, (1 Month USD LIBOR + 1.84%), 12/15/31 (d) (j)	178	164
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.87%, 12/25/37 (d)	722	680
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	313	316
Total Non-U.S. Government Agency Asset-Backed Securities (cost $458,355)		442,208
CORPORATE BONDS AND NOTES 27.5%
Financials 10.4%
Ally Financial Inc.
8.00%, 11/01/31	2	2
Avolon Holdings Funding Limited
2.53%, 11/18/27 (e)	2,605	2,318
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	472
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (n)	3,480	4,716
7.13%, (100, 06/15/25), GBP (n) (o)	600	829
7.25%, (100, 03/15/23), GBP (f) (n) (o)	2,900	3,908
7.75%, (100, 09/15/23) (n) (o)	5,700	5,899
7.88%, (100, 09/15/22), GBP (f) (n) (o)	200	267
7.63%, 11/21/22	220	226
4.97%, 05/16/29 (o)	200	210
BGC Partners, Inc.
3.75%, 10/01/24 (p)	162	161
Corsair International Limited
5.31%, (6 Month EURIBOR + 4.85%), 11/24/26, EUR (d) (q)	1,000	1,046
5.66%, (6 Month EURIBOR + 5.20%), 01/28/29, EUR (d) (e) (q)	1,000	1,048
Credit Suisse Group AG
7.13%, (100, 07/29/22) (f) (n) (o)	200	200
7.25%, (100, 09/12/25) (e) (n)	200	202
7.50%, (100, 07/17/23) (e) (n)	1,100	1,114
7.50%, (100, 12/11/23) (e) (n) (o)	2,600	2,685
7.50%, (100, 07/17/23) (f) (k) (n)	3,300	3,343
6.50%, 08/08/23 (e) (o)	1,800	1,846
3.09%, 05/14/32 (e)	1,250	1,125
Deutsche Bank Aktiengesellschaft
3.96%, 11/26/25	3,108	3,105
3.04%, 05/28/32 (o)	9,500	8,494
Ford Motor Credit Company LLC
2.98%, 08/03/22	400	400
3.55%, 10/07/22	928	931
3.09%, 01/09/23	1,700	1,702
1.74%, (3 Month USD LIBOR + 1.24%), 02/15/23 (d)	1,100	1,096
4.14%, 02/15/23	1,300	1,310
3.10%, 05/04/23	200	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2.75%, 06/14/24, GBP	1,900	2,415
1.74%, 07/19/24, EUR	800	869
0.17%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (d)	100	106
5.13%, 06/16/25	4,800	4,920
3.25%, 09/15/25, EUR	1,100	1,232
3.38%, 11/13/25	8,300	8,116
2.33%, 11/25/25, EUR	1,700	1,844
HSBC Holdings PLC
4.70%, (100, 03/09/31) (n) (o)	9,600	8,618
4.75%, (100, 07/04/29), EUR (f) (n) (o)	1,060	1,178
6.00%, (100, 09/29/23), EUR (f) (n) (o)	200	232
6.50%, (100, 03/23/28) (n) (o)	610	622
3.97%, 05/22/30	600	601
2.85%, 06/04/31 (o)	5,040	4,646
ING Groep N.V.
4.88%, (100, 05/16/29) (f) (n) (o)	3,424	3,197
6.88%, (100, 04/16/22) (f) (n) (o)	200	200
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (f) (n) (o)	8,300	10,211
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (n) (o)	5,342	6,099
7.50%, (100, 06/27/24) (n) (o)	1,500	1,597
7.63%, (100, 06/27/23), GBP (f) (n) (o)	1,650	2,250
7.88%, (100, 06/27/29), GBP (f) (n) (o)	1,800	2,662
Nationwide Building Society
10.25%, GBP (n)	445	1,003
4.30%, 03/08/29 (e)	1,600	1,616
NatWest Group PLC
6.00%, (100, 12/29/25) (n) (o)	5,884	6,016
NatWest Markets PLC
8.00%, (100, 08/10/25) (n) (o)	300	326
Owl Rock Capital Corporation
2.88%, 06/11/28	4,600	4,019
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (j)	89	93
8.20%, 04/06/28 (e)	228	243
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (n) (o)	2,780	3,766
7.38%, (100, 06/24/22), GBP (f) (n) (o)	600	794
3.82%, 11/03/28 (o)	1,800	1,764
Sitka Holdings, LLC
5.25%, (3 Month USD LIBOR + 4.50%), 07/06/26 (d) (e)	975	924
SLM Corporation
5.50%, 01/25/23	1,590	1,617
Societe Generale
6.75%, (100, 04/06/28) (e) (n)	200	202
7.38%, (100, 10/04/23) (e) (n) (o)	900	917
7.88%, (100, 12/18/23) (e) (n) (o)	200	209
Springleaf Finance Corporation
5.63%, 03/15/23	2,745	2,797
6.13%, 03/15/24	242	248
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (f) (j) (n)	4,401	5,670
Syngenta Finance N.V.
4.89%, 04/24/25 (e) (p)	943	960
5.18%, 04/24/28 (e) (p)	200	206
The Royal Bank of Scotland Group Public Limited Company
4.89%, 05/18/29 (o)	200	207
5.08%, 01/27/30 (o)	2,800	2,959
4.45%, 05/08/30 (o)	2,000	2,045
UniCredit S.p.A.
9.25%, (100, 06/03/22), EUR (n) (o)	300	336
7.83%, 12/04/23 (e)	6,140	6,521
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (e)	2,540	2,442
Wells Fargo & Company
3.90%, (100, 03/15/26) (k) (n)	3,200	3,067
		161,437
Consumer Discretionary 3.7%
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	4,236	4,334
Expedia Group, Inc.
4.63%, 08/01/27 (p)	1,400	1,457
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (e)	9,000	8,495
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,192
Magallanes, Inc.
4.28%, 03/15/32 (e)	1,500	1,508
Marriott International, Inc.
4.63%, 06/15/30 (p)	66	69
MCE Finance Limited
5.38%, 12/04/29 (e)	800	683
MGM China Holdings Limited
5.88%, 05/15/26 (e)	1,200	1,098
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	128	177
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	2,000	1,961
4.35%, 09/17/27 (e)	4,300	4,236
4.81%, 09/17/30 (e)	300	298
Prosus N.V.
3.06%, 07/13/31 (f)	200	166
4.19%, 01/19/32 (e)	700	614
4.99%, 01/19/52 (e)	600	511
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	954	1,017
11.50%, 06/01/25 (e)	2,424	2,663
Sands China Ltd.
5.13%, 08/08/25 (j) (p)	6,033	5,974
3.80%, 01/08/26 (j) (p)	400	378
5.40%, 08/08/28 (j) (p)	2,000	1,969
4.38%, 06/18/30 (j) (p)	1,600	1,452
Studio City Company Limited
7.00%, 02/15/27 (e)	400	382
Viking Cruises Limited
13.00%, 05/15/25 (e)	1,600	1,776
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	4,875	4,877
5.25%, 05/15/27 (e)	4,300	4,160
Wynn Macau, Limited
5.13%, 12/15/29 (e)	1,400	1,187
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	4,600	4,784
		57,418
Communication Services 3.6%
Altice Financing S.A.
5.75%, 08/15/29 (e)	1,275	1,160
Altice France Holding S.A.
8.13%, 02/01/27 (e)	300	309
Charter Communications Operating, LLC
4.80%, 03/01/50	438	417
4.40%, 12/01/61	3,600	3,142
DISH DBS Corporation
5.25%, 12/01/26 (e)	1,490	1,422
5.75%, 12/01/28 (e)	1,490	1,415
iHeartCommunications, Inc.
6.38%, 05/01/26	1,100	1,132
Intelsat Jackson Holdings S.A.
6.50%, 01/27/30 (e) (k)	9,103	9,088
Netflix, Inc.
4.63%, 05/15/29, EUR (f)	500	624
3.88%, 11/15/29, EUR (f)	809	971
5.38%, 11/15/29 (e)	118	128
3.63%, 06/15/30, EUR (f)	8,611	10,137
4.88%, 06/15/30 (e)	300	320
Sprint Corporation
6.00%, 11/15/22	100	102
7.88%, 09/15/23	15,367	16,336
7.13%, 06/15/24	1,600	1,717
7.63%, 03/01/26	47	53

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Univision Communications Inc.
9.50%, 05/01/25 (e)	205	216
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	6,545
		55,234
Utilities 2.7%
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,784
4.25%, 08/01/23 (k)	4,320	4,361
3.40%, 08/15/24	721	715
3.50%, 06/15/25	577	569
3.45%, 07/01/25	963	946
2.95%, 03/01/26	690	660
3.30%, 03/15/27 - 12/01/27	1,347	1,279
3.00%, 06/15/28	3,343	3,096
3.75%, 07/01/28 (k)	976	940
4.55%, 07/01/30	7,254	7,201
4.40%, 03/01/32	1,000	983
4.50%, 07/01/40 - 12/15/41	888	809
4.45%, 04/15/42	237	212
3.75%, 08/15/42	38	31
4.60%, 06/15/43	108	97
4.75%, 02/15/44	209	190
4.30%, 03/15/45	11,143	9,547
4.25%, 03/15/46	1,260	1,093
4.00%, 12/01/46	30	25
3.95%, 12/01/47	700	581
4.95%, 07/01/50	3,529	3,353
5.25%, 03/01/52	1,000	1,011
Southern California Edison Company
4.88%, 03/01/49	500	537
		41,020
Industrials 1.8%
Air Canada
4.63%, 08/15/29, CAD (e)	3,200	2,423
American Airlines, Inc.
5.50%, 04/20/26 (e)	1,700	1,699
Bombardier Inc.
7.50%, 03/15/25 (e)	1,472	1,480
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (e) (k)	6,000	4,825
Delta Air Lines, Inc.
7.00%, 05/01/25 (e)	1,113	1,191
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (e)	718	713
General Electric Company
4.16%, (3 Month USD LIBOR + 3.33%), (100, 06/15/22) (d) (n)	1,468	1,410
Park Aerospace Holdings Limited
4.50%, 03/15/23 (e)	4,325	4,354
Rolls-Royce Group PLC
4.63%, 02/16/26, EUR (f)	700	813
Rolls-Royce Plc
3.63%, 10/14/25 (e)	200	195
The Boeing Company
5.15%, 05/01/30 (p)	1,285	1,370
5.71%, 05/01/40 (p)	1,929	2,165
5.81%, 05/01/50 (p)	1,497	1,730
5.93%, 05/01/60 (p)	2,230	2,587
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	700	656
United Airlines Pass Through Trust
4.38%, 04/15/26 (e)	300	295
4.63%, 04/15/29 (e)	600	571
		28,477
Health Care 1.7%
Centene Corporation
2.45%, 07/15/28	3,900	3,563
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	1,134	1,183
5.63%, 03/15/27 (e)	4,746	4,836
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (e)	6,500	6,805
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (e) (k)	113	117
7.25%, 02/01/28 (e)	278	286
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (e)	5,000	5,129
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (e)	3,700	3,896
		25,815
Energy 1.6%
Gaz Capital S.A.
2.95%, 01/24/24, EUR (f)	4,380	1,940
4.95%, 03/23/27 (f)	800	328
Gaz Finance PLC
3.00%, 06/29/27 (f)	200	82
2.95%, 01/27/29 (e)	6,400	2,624
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	4	4
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (i)	1,290	73
Petróleos Mexicanos
5.95%, 01/28/31	1,180	1,090
6.70%, 02/16/32	12,389	11,788
7.69%, 01/23/50	270	236
6.95%, 01/28/60	1,514	1,233
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (f)	2,400	2,404
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (f)	700	699
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	67	71
5.75%, 09/30/39 (e)	717	785
Transocean Guardian Limited
5.88%, 01/15/24 (e)	23	22
Transocean Inc
7.25%, 11/01/25 (e)	150	131
7.50%, 01/15/26 (e)	259	225
8.00%, 02/01/27 (e)	340	288
Valaris Limited
8.25%, 04/30/28 (e) (r)	16	17
Valaris PLC
8.25%, 04/30/28 (r)	21	22
Western Midstream Operating, LP
1.84%, (3 Month USD LIBOR + 0.85%), 01/13/23 (d) (p)	124	123
		24,185
Information Technology 1.4%
Broadcom Inc.
4.11%, 09/15/28	1,158	1,176
4.15%, 11/15/30	777	786
2.45%, 02/15/31 (e)	1,400	1,243
4.30%, 11/15/32	859	871
2.60%, 02/15/33 (e)	2,000	1,739
3.42%, 04/15/33 (e)	300	280
3.47%, 04/15/34 (e)	2,845	2,634
3.14%, 11/15/35 (e)	2,081	1,832
3.19%, 11/15/36 (e)	68	59
3.50%, 02/15/41 (e)	1,800	1,601
3.75%, 02/15/51 (e)	700	622
Citrix Systems, Inc.
3.30%, 03/01/30	192	190
Commscope Finance LLC
8.25%, 03/01/27 (e) (k)	8,000	7,782
Oracle Corporation
4.00%, 07/15/46	66	59
3.85%, 04/01/60	234	192
PTC Inc.
3.63%, 02/15/25 (e)	90	89
		21,155
Real Estate 0.6%
Country Garden Holdings Company Limited
5.13%, 01/17/25 (f)	1,800	1,395

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	90
GLP Financing, LLC
5.25%, 06/01/25	54	56
5.30%, 01/15/29	268	281
Kennedy Wilson Europe Real Est PLC
3.25%, 11/12/25, EUR (f)	3,000	3,366
MPT Operating Partnership, L.P.
3.69%, 06/05/28, GBP	300	383
Newmark Group, Inc.
6.13%, 11/15/23 (p)	262	274
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	174
Uniti Group Inc.
7.88%, 02/15/25 (e)	3,171	3,296
6.50%, 02/15/29 (e)	507	474
		9,821
Sovereign 0.0%
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (e)	200	205
Materials 0.0%
Vale Overseas Ltd
6.88%, 11/21/36	125	151
Total Corporate Bonds And Notes (cost $452,565)		424,918
SENIOR FLOATING RATE INSTRUMENTS 7.9%
Industrials 3.2%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	5,700	5,766
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (d)	7,034	7,034
2020 2nd Lien PIK Term Loan , 11.75%, (3 Month USD LIBOR + 10.75%), 04/28/24 (d)	147	146
TransDigm, Inc.
2020 Term Loan F, 2.46%, (1 Month USD LIBOR + 2.25%), 06/09/23 (d)	3,959	3,890
2020 Term Loan , 2.46%, (3 Month USD LIBOR + 2.25%), 08/22/24 (d)	3,465	3,410
2020 Term Loan E, 2.46%, (1 Month USD LIBOR + 2.25%), 05/30/25 (d)	8,117	7,962
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 04/04/25 (d)	4,949	4,934
2021 Term Loan B, 3.71%, (1 Month USD LIBOR + 3.50%), 02/16/27 (d)	12,684	12,620
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (d)	3,375	3,330
		49,092
Communication Services 1.7%
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (d)	4,241	4,202
iHeartCommunications, Inc.
2020 Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 05/01/26 (d)	4,382	4,350
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (d)	14	14
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (d)	2,688	2,640
PUG LLC
USD Term Loan , 3.71%, (1 Month USD LIBOR + 3.50%), 01/31/27 (d)	96	94
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25 (q)	5,879	5,879
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (d)	318	308
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (d)	7,373	7,349
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (d)	553	551
Zayo Group Holdings, Inc.
USD Term Loan , 3.21%, (1 Month USD LIBOR + 3.00%), 02/18/27 (d)	1,158	1,126
		26,513
Consumer Discretionary 1.5%
Aramark Services, Inc.
2018 Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/25 (d)	93	91
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (d)	10,748	10,681
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (d)	693	690
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (d)	2,906	3,166
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (d)	788	765
2021 Incremental Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/08/28 (d)	1,061	1,036
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (d)	3,483	3,468
Scientific Games International, Inc.
2018 Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 08/14/24 (d)	3,501	3,486
		23,383
Financials 0.9%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (d)	31	30
Term Loan, 2.25%, (3 Month USD LIBOR + 1.50%), 02/05/27 (d)	33	33
Ineos Finance PLC
2017 EUR Term Loan B, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (d)	12,783	14,019
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 06/28/24 (d) (q)	21	13
2020 Take Back Term Loan, 1.10%, (1 Month USD LIBOR + 1.00%), 06/30/25 (d)	65	32
		14,127
Information Technology 0.3%
MH Sub I, LLC
2017 1st Lien Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 08/09/24 (d)	4,948	4,882
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.96%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	117	115
SS&C Technologies Inc.
2018 Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	154	152
		5,149
Health Care 0.3%
Bausch Health Companies Inc.
Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 11/26/25 (d)	139	138
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 09/27/25 (d)	5,175	3,424
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.23%, (1 Month USD LIBOR + 3.00%), 05/31/25 (d)	57	56
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.20%, (1 Month USD LIBOR + 3.75%), 11/09/25 (d)	87	86
		3,704
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (d)	446	443

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.97%, (3 Month USD LIBOR + 1.75%), 06/01/24 (d)	25	25
Energy 0.0%
Westmoreland Coal Company
PIK Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (d)	68	25
Total Senior Floating Rate Instruments (cost $125,227)		122,461
COMMON STOCKS 1.2%
Communication Services 0.6%
Clear Channel Outdoor Holdings, Inc. (g)	515	1,782
iHeartMedia, Inc. (g) (i)	91	1,553
iHeartMedia, Inc. - Class A (g)	124	2,356
Intelsat Jackson Holdings, Ltd. (g) (q)	124	3,771
		9,462
Consumer Discretionary 0.3%
NMG Parent LLC (g) (q)	32	4,066
Energy 0.2%
Noble Finance Company (g) (k)	44	1,559
Noble Finance Corp. (g) (i)	19	620
Valaris Limited (g)	3	161
Westmoreland Coal Company (g) (q)	1	—
		2,340
Financials 0.1%
Credit Suisse Group AG - Class N	92	733
Voyager Common Shares (g) (q)	—	—
Voyager Preferred Units (g) (q)	2	664
		1,397
Real Estate 0.0%
CBL & Associates Properties, Inc. (g)	—	10
Uniti Group Inc. (g)	55	751
		761
Total Common Stocks (cost $14,444)		18,026
RIGHTS 0.2%
Intelsat Jackson Holdings, Ltd. (g) (q)	13	60
Intelsat Jackson Holdings, Ltd. (g) (q)	13	65
Windstream Services, LLC (g) (q)	109	2,607
Total Rights (cost $898)		2,732
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (g) (q)	—	1
Intelsat Jackson Holdings, Ltd. (g) (q)	1	6
Total Warrants (cost $7)		7
OTHER EQUITY INTERESTS 0.0%
Intelsat Jackson Holdings S.A. (g) (q) (s)	4,728	—
Intelsat Jackson Holdings S.A. (g) (q) (s)	4,558	—
Intelsat Jackson Holdings S.A. (g) (q) (s)	3,661	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 13.0%
U.S. Treasury Bill 12.7%
Treasury, United States Department of
0.17%, 04/21/22 (c) (t)	5,946	5,946
0.20%, 04/26/22 (c) (t)	2,344	2,344
0.18%, 05/12/22 (c) (t)	8,541	8,539
0.07%, 05/19/22 (c) (t)	7,026	7,024
0.28%, 05/24/22 (c) (t)	9,900	9,895
0.07%, 05/26/22 (t)	17,100	17,092
0.28%, 05/31/22 (c) (t)	900	899
0.33%, 06/02/22 (t)	17,200	17,190
0.11%, 06/09/22 (c) (t)	10,400	10,392
0.16%, 06/23/22 (t)	21,400	21,376
0.21%, 06/30/22 (t)	46,800	46,740
0.68%, 07/19/22 (c) (t)	10,200	10,179
0.72%, 07/26/22 (t)	38,600	38,510
		196,126
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (u) (v)	4,245	4,245
Total Short Term Investments (cost $200,358)		200,371
Total Investments 118.2% (cost $1,889,617)		1,825,912
Total Forward Sales Commitments (1.3)% (proceeds $19,708)		(19,782)
Total Purchased Options 0.0% (cost $173)		501
Other Derivative Instruments (0.5)%		(7,857)
Other Assets and Liabilities, Net (16.4)%		(254,483)
Total Net Assets 100.0%		1,544,291

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $296,802.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $180,056 and 11.7% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(k) All or a portion of the security was on loan as of March 31, 2022.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) The coupon rate represents the yield to maturity.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.3%)
Mortgage-Backed Securities (1.3%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 04/15/52 (a)	(1,300)	(1,207)
TBA, 2.50%, 05/15/52 (a)	(10,300)	(9,812)
TBA, 3.50%, 06/15/52 (a)	(8,800)	(8,763)
Total Government And Agency Obligations (proceeds $19,708)		(19,782)
Total Forward Sales Commitments (1.3%) (proceeds $19,708)		(19,782)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2022, the total proceeds for investments sold on a delayed delivery basis was $19,708.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba PLC, Series 2006-D-2, 1.17%, 12/15/38	02/19/20	1,502	1,467	0.1
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,504	4,716	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	3,984	3,908	0.3
Barclays PLC, 7.88% (callable at 100, 09/15/22)	06/30/21	284	267	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	128	104	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	12/15/21	1,621	1,395	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	202	200	—
Credit Suisse Group AG, 7.50% (callable at 100, 07/17/23)	06/10/21	3,481	3,343	0.2
Eurosail PLC, Series 2007-A3A-6NCX, 1.72%, 09/13/45	10/15/18	49	49	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 1.57%, 06/13/45	09/02/20	13,837	13,611	0.9
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	4,998	1,940	0.1
Gaz Capital S.A., 4.95%, 03/23/27	01/20/21	888	328	—
Gaz Finance PLC, 3.00%, 06/29/27	02/03/21	205	82	—
Gobierno de la Provincia de Buenos Aires, 37.92%, 04/12/25	09/19/19	46	31	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	12/05/18	1,085	1,178	0.1
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	231	232	—
ING Groep N.V., 4.88% (callable at 100, 05/16/29)	01/14/21	3,505	3,197	0.2
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	02/03/20	200	200	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	01/07/21	11,945	10,211	0.7
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,744	3,366	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	6,740	6,099	0.4
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,134	2,250	0.1
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,944	2,662	0.2
Mansard Mortgages PLC, Series 2006-B1-1X, 1.23%, 10/15/48	02/19/20	5,505	5,420	0.3
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,831	2,428	0.2
Ministry of Finance of the Russian Federation, 5.63%, 04/04/42	03/31/22	537	552	—
Netflix, Inc., 4.63%, 05/15/29	10/23/18	574	624	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	971	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,110	10,137	0.7
Newgate Funding PLC, Series 2007-A3-2X, 1.20%, 12/15/50	11/28/17	5,397	5,300	0.3
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	4	4	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	28	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	28	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	17	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	17	—
Prosus N.V., 3.06%, 07/13/31	10/15/21	193	166	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	132	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	95	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	77	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	26	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	64	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	27	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	4	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	92	93	—
Rolls-Royce Group PLC, 4.63%, 02/16/26	10/21/21	892	813	0.1
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,778	3,766	0.2
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	01/23/20	817	794	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,406	2,404	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	702	699	—
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,419	5,670	0.4
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 2.59%, 03/12/52	01/05/21	4,368	4,211	0.3
		116,563	105,403	6.8

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	June 2022	AUD	32,828	111	(937)
Italy Government BTP Bond	218	June 2022	EUR	31,473	260	(1,453)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Note	479	June 2022		58,742	118	115
United States 10 Year Ultra Bond	83	June 2022		11,612	34	(368)
United States 2 Year Note	15	July 2022		3,178	1	1
					524	(2,642)
Short Contracts
Euro Bund	(80)	June 2022	EUR	(13,099)	(114)	443
Long Gilt	(11)	June 2022	GBP	(1,349)	(4)	20
United States 5 Year Note	(33)	July 2022		(3,881)	(5)	97
United States Long Bond	(282)	June 2022		(43,604)	(176)	1,286
United States Ultra Bond	(269)	June 2022		(49,563)	(288)	1,916
					(587)	3,762

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	1
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	8.32	(M)	03/30/23	MXN	756,500	(26)	(26)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	7
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(2)	30
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	3
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(6)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	(23)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	(1)
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(4)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(3)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	2	(52)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	4	(103)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	135,800	13	(217)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	2	(50)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	2	(51)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	63,300	10	(100)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	6	(293)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	1	(36)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	87	(1,758)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	16	(319)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	16	(317)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	27	(537)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	7	(130)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(4)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	2	(44)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	4	(73)
3M JIBAR (Q)	Receiving	5.97	(Q)	03/10/26	ZAR	500	—	1
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	3	(33)
3M JIBAR (Q)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	9	(113)
3M JIBAR (Q)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	7	(77)
3M JIBAR (Q)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	4	(44)
3M LIBOR (Q)	Receiving	1.00	(Q)	06/17/22		10,700	—	134
3M LIBOR (Q)	Receiving	2.50	(Q)	12/18/24		2,400	—	220
3M LIBOR (Q)	Receiving	2.50	(Q)	12/20/24		1,600	—	147
3M LIBOR (Q)	Receiving	2.50	(Q)	12/20/24		11,000	(3)	1,009
3M LIBOR (Q)	Receiving	1.30	(Q)	03/16/25		7,600	1	591
3M LIBOR (Q)	Receiving	1.30	(Q)	03/18/25		7,600	1	593
3M LIBOR (Q)	Receiving	0.93	(Q)	05/06/26		3,500	—	223
3M LIBOR (Q)	Receiving	0.50	(Q)	06/16/26		35,800	5	2,406
3M LIBOR (Q)	Receiving	3.00	(Q)	06/19/26		59,100	4	7,276

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.01	(Q)	06/24/26		5,700	1	358
3M LIBOR (Q)	Receiving	1.25	(Q)	12/15/26		1,200	—	95
3M LIBOR (Q)	Receiving	1.74	(Q)	12/16/26		2,700	—	291
3M LIBOR (Q)	Receiving	1.35	(Q)	01/20/27		11,500	(2)	615
3M LIBOR (Q)	Receiving	1.45	(Q)	02/17/27		8,300	(2)	409
3M LIBOR (Q)	Receiving	1.42	(Q)	02/24/27		6,200	(2)	315
3M LIBOR (Q)	Receiving	1.24	(Q)	05/12/28		1,800	(1)	127
3M LIBOR (Q)	Receiving	2.25	(Q)	06/20/28		2,000	(1)	262
3M LIBOR (Q)	Receiving	2.25	(Q)	06/20/28		11,100	(5)	1,453
3M LIBOR (Q)	Receiving	1.50	(Q)	01/12/29		1,980	(2)	119
3M LIBOR (Q)	Receiving	2.00	(Q)	12/10/29		1,800	(1)	249
3M LIBOR (Q)	Receiving	1.50	(Q)	12/18/29		3,600	—	466
3M LIBOR (Q)	Receiving	1.75	(Q)	01/15/30		5,900	(1)	795
3M LIBOR (Q)	Receiving	2.00	(Q)	02/12/30		3,500	(1)	490
3M LIBOR (Q)	Receiving	2.00	(Q)	03/10/30		1,700	—	239
3M LIBOR (Q)	Receiving	1.43	(Q)	03/17/30		3,800	(6)	492
3M LIBOR (S)	Receiving	0.15	(S)	06/17/30	EUR	4,300	(24)	575
3M LIBOR (Q)	Receiving	1.25	(Q)	06/17/30		69,000	(27)	8,816
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(2)	199
3M LIBOR (Q)	Receiving	0.75	(Q)	06/16/31		33,500	(96)	2,111
3M LIBOR (Q)	Receiving	1.45	(Q)	07/16/31		33,100	(113)	2,675
3M LIBOR (Q)	Receiving	2.00	(Q)	01/15/50		500	(3)	121
3M LIBOR (Q)	Receiving	1.63	(Q)	01/16/50		900	(5)	203
3M LIBOR (Q)	Receiving	1.75	(Q)	01/22/50		2,300	(13)	532
3M LIBOR (Q)	Receiving	1.63	(Q)	02/03/50		11,500	(65)	2,591
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(26)	1,019
3M LIBOR (Q)	Receiving	1.25	(Q)	06/16/51		4,800	(30)	133
3M LIBOR (S)	Paying	1.38	(S)	01/04/27		34,000	(3)	(1,757)
3M LIBOR (S)	Paying	1.43	(S)	01/18/27		3,400	—	(170)
3M LIBOR (S)	Paying	1.44	(S)	01/18/27		3,600	—	(176)
3M LIBOR (S)	Paying	1.55	(S)	01/20/27		50,900	9	(2,086)
3M LIBOR (S)	Paying	1.58	(S)	02/16/27		3,500	1	(152)
3M LIBOR (S)	Paying	1.70	(S)	02/17/27		33,200	8	(1,131)
3M LIBOR (S)	Paying	1.65	(S)	02/24/27		20,600	5	(753)
3M LIBOR (S)	Paying	0.50	(S)	06/16/28		19,903	9	(1,156)
3M LIBOR (S)	Paying	1.50	(S)	12/15/28		10,460	10	(860)
3M LIBOR (S)	Paying	1.70	(S)	01/12/29		7,200	8	(314)
3M LIBOR (S)	Paying	1.52	(S)	01/20/29		1,000	1	(59)
3M LIBOR (S)	Paying	1.63	(S)	01/26/29		1,700	2	(88)
3M LIBOR (S)	Paying	1.00	(S)	12/16/30		14,824	32	(1,949)
3M LIBOR (S)	Paying	0.75	(S)	06/16/31		59,600	190	(3,154)
3M LIBOR (S)	Paying	1.50	(S)	10/05/31		2,100	7	(165)
3M LIBOR (S)	Paying	1.54	(S)	10/15/31		2,000	7	(151)
3M LIBOR (S)	Paying	1.54	(S)	10/22/31		1,400	5	(106)
3M LIBOR (S)	Paying	1.74	(S)	01/12/32		1,300	5	(78)
3M LIBOR (S)	Paying	1.66	(S)	01/24/32		1,700	6	(113)
3M LIBOR (S)	Paying	2.00	(S)	02/18/32		3,100	12	(113)
3M LIBOR (S)	Paying	1.59	(S)	02/09/51		12,800	70	(1,970)
3M LIBOR (S)	Paying	1.82	(S)	01/24/52		300	2	(32)
3M LIBOR (S)	Paying	1.87	(S)	01/26/52		300	2	(28)
6M EURIBOR (S)	Receiving	(0.45)	(S)	12/29/23	EUR	600	—	10
6M EURIBOR (S)	Receiving	(0.43)	(S)	06/28/24	EUR	600	(1)	15
6M EURIBOR (S)	Receiving	(0.40)	(S)	12/30/24	EUR	300	—	10
6M EURIBOR (S)	Receiving	(0.36)	(S)	06/30/25	EUR	500	(1)	21
6M EURIBOR (S)	Receiving	(0.33)	(S)	12/30/25	EUR	300	(1)	15
6M EURIBOR (S)	Receiving	(0.29)	(S)	06/30/26	EUR	100	—	6
6M EURIBOR (S)	Receiving	0.25	(S)	09/21/32	EUR	24,100	(171)	339
6M EURIBOR (S)	Receiving	0.25	(S)	03/18/50	EUR	5,400	(48)	1,699
6M EURIBOR (S)	Receiving	0.50	(S)	06/17/50	EUR	2,500	(24)	833
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(676)	1,246
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(408)	811
BRAZIBOR (A)	Receiving	12.67	(A)	01/02/23	BRL	1,400	—	—
BRAZIBOR (A)	Receiving	12.69	(A)	01/02/23	BRL	1,000	—	—
BRAZIBOR (A)	Receiving	12.74	(A)	01/02/23	BRL	2,500	—	—
BRAZIBOR (A)	Receiving	12.75	(A)	01/02/23	BRL	1,200	—	—
BRAZIBOR (A)	Receiving	12.76	(A)	01/02/23	BRL	2,600	—	—
BRAZIBOR (A)	Receiving	12.90	(A)	01/02/23	BRL	5,100	—	(2)
BRAZIBOR (A)	Receiving	12.93	(A)	01/02/23	BRL	600	—	—
BRAZIBOR (A)	Receiving	12.94	(A)	01/02/23	BRL	2,600	—	(1)
BRAZIBOR (A)	Receiving	12.95	(A)	01/02/23	BRL	6,400	—	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Receiving	12.96	(A)	01/02/23	BRL	5,100	—	(2)
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	2,600	—	(1)
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	2,700	—	(1)
BRAZIBOR (A)	Receiving	12.97	(A)	01/02/23	BRL	3,200	—	(1)
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	—	(47)
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	1	(142)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	1	(157)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	—
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	—
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	—
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	3
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	3
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	3
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	1	6
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	1	5
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	—
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	—
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	—
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	2
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	1	7
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(A)	03/16/42	GBP	1,400	(12)	271
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/52	GBP	23,400	(295)	4,419
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	4	(36)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	4	(32)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	9	(58)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(19)	(159)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(23)	(193)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(39)	(277)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(23)	(122)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(26)	(224)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(50)	(374)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(52)	(279)
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	2	227
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/29		350	(1)	8
U.S. SOFR (A)	Receiving	1.25	(A)	06/15/32		7,510	(24)	322
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24		13,600	5	(384)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27		2,200	(1)	(69)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29		127,110	202	(4,691)
U.S. SOFR (A)	Paying	1.25	(A)	06/15/32		3,870	22	25
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32		820	5	8
U.S. SOFR (A)	Paying	1.75	(A)	06/15/32		3,260	10	31
							(1,464)	20,515

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	06/20/26	(6,500)	111	—	(62)
Airbus Finance B.V. (Q)	1.00	06/20/28	(100)	1	—	(2)
AT&T Inc. (Q)	1.00	12/20/25	(500)	5	—	(2)
AT&T Inc. (Q)	1.00	06/20/26	(1,000)	10	—	(5)
Barclays Bank PLC (Q)	1.00	12/20/22	(1,500)	9	—	(1)
CDX.EM.28.V3 (Q)	1.00	12/20/22	(19,655)	(791)	19	(693)
CDX.EM.29.V3 (Q)	1.00	06/20/23	(3,854)	(188)	(2)	(159)
CDX.EM.30.V3 (Q)	1.00	12/20/23	(10,528)	(571)	(7)	(438)
CDX.EM.31.V2 (Q)	1.00	06/20/24	(4,888)	(244)	(2)	(180)
CDX.EM.32.V3 (Q)	1.00	12/20/24	(1,395)	(75)	(1)	(51)
CDX.EM.34 (Q)	1.00	12/20/25	(3,200)	(278)	(4)	(134)
CDX.EM.36 (Q)	1.00	12/20/26	(29,000)	(2,390)	(32)	(1,182)
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(368)	21	—	(7)
CDX.NA.HY.35 (Q)	5.00	12/20/25	(200)	13	—	(5)
CDX.NA.HY.36 (Q)	5.00	06/20/26	(11,200)	718	(1)	(317)
CDX.NA.HY.37 (Q)	5.00	12/20/26	(92,800)	5,854	(47)	(1,323)
CDX.NA.HY.38 (Q)	5.00	06/20/27	(18,900)	1,042	(10)	113

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.IG.37 (Q)	1.00	12/20/26	(1,500)	26	—	(8)
CDX.NA.IG.38 (Q)	1.00	06/20/27	(1,900)	31	—	3
General Electric Company (Q)	1.00	12/20/23	(200)	2	—	2
General Electric Company (Q)	1.00	06/20/26	(6,000)	71	2	1
General Electric Company (Q)	1.00	12/20/26	(600)	6	—	(1)
ITRAXX.EUR.34 (Q)	1.00	12/20/25	(1,790)	35	—	(5)
ITRAXX.EUR.36 (Q)	1.00	12/20/26	(2,100)	37	—	(25)
ITRAXX.EUR.37 (Q)	1.00	06/20/27	(400)	6	—	—
ITRAXX.EXJP.38 (Q)	1.00	06/20/27	(4,900)	(1)	(5)	23
MGM Resorts International (Q)	5.00	06/20/26	(1,200)	123	—	(44)
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(7,800)	(258)	(15)	553
Rolls-Royce Group PLC (Q)	1.00	12/20/26	(1,300)	(77)	(3)	(17)
The Boeing Company (Q)	1.00	06/20/23	(4,300)	9	—	(8)
The Boeing Company (Q)	1.00	12/20/26	(400)	(7)	—	(5)
				3,250	(108)	(3,979)

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR , 06/28/52	DUB	Call	1.04	06/24/22	600,000	—
3M LIBOR , 06/28/52	DUB	Put	1.04	06/24/22	600,000	162
						162
Options on Securities
Federal National Mortgage Association, Inc., 2.50%, 04/15/52	BOA	Put	100.66	04/06/22	6,500,000	339

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	DUB	Put	101.00	04/20/22		23,100,000	(16)
CDX.NA.HY.37, 12/20/26	DUB	Put	100.00	05/18/22		2,200,000	(5)
CDX.NA.HY.37, 12/20/26	GSC	Put	101.00	05/18/22		1,200,000	(3)
CDX.NA.IG.37, 12/20/26	BCL	Put	0.90	04/20/22		9,700,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put	1.00	06/15/22		4,700,000	(3)
CDX.NA.IG.37, 12/20/26	BOA	Put	0.90	04/20/22		9,800,000	(2)
CDX.NA.IG.37, 12/20/26	BOA	Put	0.90	05/18/22		39,100,000	(19)
CDX.NA.IG.37, 12/20/26	DUB	Put	0.95	04/20/22		5,000,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	0.95	04/20/22		5,000,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	0.85	04/20/22		5,000,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	0.90	04/20/22		4,700,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	0.90	04/20/22		4,900,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	0.95	04/20/22		4,800,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	0.85	05/18/22		5,000,000	(3)
ITRAXX.EUR.36, 12/20/26	BCL	Put	0.85	05/18/22	EUR	8,700,000	(10)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.00	06/15/22	EUR	4,800,000	(6)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.20	07/20/22	EUR	6,800,000	(9)
ITRAXX.EUR.36, 12/20/26	BOA	Put	0.85	04/20/22	EUR	4,400,000	(1)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.20	07/20/22	EUR	5,000,000	(7)
ITRAXX.EUR.36, 12/20/26	CIT	Put	0.85	05/18/22	EUR	8,200,000	—
							(91)
Interest Rate Swaptions
3M LIBOR, 05/03/27	CIT	Call	1.29	04/28/22		2,700,000	—
3M LIBOR, 10/04/27	CIT	Call	1.76	09/30/22		3,400,000	(22)
3M LIBOR, 11/04/23	GSC	Call	0.87	11/02/22		373,700,000	(56)
3M LIBOR, 05/03/27	CIT	Put	1.79	04/28/22		2,700,000	(68)
3M LIBOR, 10/04/27	CIT	Put	2.96	09/30/22		3,400,000	(21)
3M LIBOR, 11/04/23	GSC	Put	1.27	11/02/22		373,700,000	(6,095)
6M EURIBOR, 05/11/27	BCL	Call	0.45	05/09/22	EUR	8,200,000	(4)
6M EURIBOR, 05/18/27	CIT	Call	0.50	05/16/22	EUR	5,400,000	(5)
6M EURIBOR, 08/10/24	DUB	Call	0.35	08/08/22	EUR	2,700,000	(4)
6M EURIBOR, 05/13/27	GSC	Call	0.50	05/11/22	EUR	11,200,000	(8)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
6M EURIBOR, 04/12/27	JPM	Call	0.45	04/08/22	EUR	8,200,000	—
6M EURIBOR, 05/11/27	BCL	Put	0.65	05/09/22	EUR	8,200,000	(134)
6M EURIBOR, 05/18/27	CIT	Put	1.00	05/16/22	EUR	5,400,000	(34)
6M EURIBOR, 08/10/24	DUB	Put	0.55	08/08/22	EUR	2,700,000	(22)
6M EURIBOR, 05/13/27	GSC	Put	1.00	05/11/22	EUR	11,200,000	(63)
6M EURIBOR, 04/12/27	JPM	Put	0.65	04/08/22	EUR	8,200,000	(107)
							(6,643)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 04/15/52	BOA	Put	96.41	04/06/22		3,000,000	(107)
Federal National Mortgage Association, Inc., 2.50%, 04/15/52	BOA	Put	99.66	04/06/22		6,500,000	(274)
Federal National Mortgage Association, Inc., 2.50%, 04/15/52	BOA	Put	98.51	04/06/22		3,500,000	(107)
Federal National Mortgage Association, Inc., 2.50%, 04/15/52	BOA	Put	100.16	04/06/22		6,500,000	(307)
							(795)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/04/22	BRL	86,838	18,255	1,636
BRL/USD	GSC	05/03/22	BRL	86,838	18,109	719
CAD/USD	CIT	05/18/22	CAD	5,727	4,587	74
EUR/USD	CIT	05/18/22	EUR	6,273	6,956	64
EUR/USD	DUB	05/18/22	EUR	716	794	6
GBP/USD	CIT	05/18/22	GBP	4,711	6,187	(81)
GBP/USD	DUB	05/18/22	GBP	3,698	4,856	(124)
GBP/USD	DUB	05/18/22	GBP	922	1,211	3
IDR/USD	CIT	05/20/22	IDR	7,812,784	543	(1)
IDR/USD	JPM	05/20/22	IDR	8,227,560	572	(2)
IDR/USD	JPM	05/24/22	IDR	16,092,060	1,118	(4)
IDR/USD	CIT	05/31/22	IDR	23,192,196	1,611	(5)
INR/USD	JPM	05/20/22	INR	815,798	10,712	155
MXN/USD	CIT	04/18/22	MXN	359,692	18,061	1,486
MXN/USD	CIT	05/04/22	MXN	297,354	14,889	520
MXN/USD	JPM	05/04/22	MXN	4,137	207	11
MXN/USD	CIT	06/15/22	MXN	2,077	103	3
MXN/USD	GSC	06/15/22	MXN	7,592	378	1
PEN/USD	BCL	04/05/22	PEN	4,395	1,195	33
PEN/USD	BOA	04/11/22	PEN	865	235	2
PEN/USD	CIT	04/11/22	PEN	3,732	1,014	18
PEN/USD	CIT	04/18/22	PEN	1,610	437	7
PEN/USD	GSC	04/18/22	PEN	865	235	6
PEN/USD	BOA	04/29/22	PEN	61	16	—
PEN/USD	CIT	04/29/22	PEN	427	116	1
PEN/USD	CIT	05/04/22	PEN	211	57	—
PEN/USD	BOA	07/21/22	PEN	5,570	1,499	113
PEN/USD	CIT	07/27/22	PEN	1,214	327	27
PEN/USD	CIT	08/08/22	PEN	14,093	3,786	38
RUB/USD	BOA	04/21/22	RUB	379,958	4,556	(286)
RUB/USD	CIT	04/21/22	RUB	69,377	832	(73)
RUB/USD	DUB	04/21/22	RUB	172,382	2,066	(160)
RUB/USD	GSC	04/21/22	RUB	500,349	5,998	(530)
RUB/USD	JPM	04/27/22	RUB	17,550	209	50
RUB/USD	BOA	04/29/22	RUB	54,353	646	253
RUB/USD	CIT	05/11/22	RUB	25,916	304	78
RUB/USD	CIT	05/13/22	RUB	25,984	305	78
RUB/USD	CIT	05/23/22	RUB	119,301	1,387	(135)
RUB/USD	DUB	05/23/22	RUB	526,334	6,120	(683)
RUB/USD	GSC	05/23/22	RUB	493,677	5,740	(650)
RUB/USD	CIT	05/25/22	RUB	26,279	305	79
RUB/USD	JPM	06/02/22	RUB	32,687	377	94
RUB/USD	CIT	06/08/22	RUB	26,573	305	78
RUB/USD	BCL	06/15/22	RUB	73,738	841	226
RUB/USD	DUB	06/15/22	RUB	453,134	5,166	2,042
RUB/USD	GSC	06/15/22	RUB	394,635	4,501	1,530
RUB/USD	BOA	08/19/22	RUB	34,759	375	152
USD/AUD	CIT	05/18/22	AUD	(1,453)	(1,089)	(45)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	DUB	05/18/22	AUD	(1,245)	(933)	(19)
USD/AUD	DUB	05/18/22	AUD	(439)	(329)	1
USD/BRL	GSC	04/04/22	BRL	(86,838)	(18,255)	(730)
USD/CHF	CIT	05/18/22	CHF	(716)	(778)	(1)
USD/CNY	JPM	05/20/22	CNY	(423)	(66)	—
USD/EUR	CIT	05/18/22	EUR	(65,799)	(72,954)	2,027
USD/EUR	DUB	05/18/22	EUR	(2,190)	(2,428)	(3)
USD/GBP	CIT	05/18/22	GBP	(51,332)	(67,416)	2,218
USD/GBP	DUB	05/18/22	GBP	(7,360)	(9,666)	159
USD/INR	DUB	05/20/22	INR	(814,111)	(10,690)	(64)
USD/MXN	GSC	04/18/22	MXN	(7,723)	(388)	(6)
USD/MXN	CIT	06/15/22	MXN	(18,048)	(897)	(41)
USD/MXN	BOA	08/09/22	MXN	(7,870)	(387)	(26)
USD/PEN	BOA	04/05/22	PEN	(4,395)	(1,195)	(144)
USD/PEN	GSC	04/11/22	PEN	(4,597)	(1,249)	(82)
USD/PEN	BCL	04/18/22	PEN	(4,395)	(1,193)	(33)
USD/PEN	CIT	05/31/22	PEN	(4,237)	(1,146)	(121)
USD/PEN	CIT	08/01/22	PEN	(1,309)	(352)	(17)
USD/PEN	CIT	08/02/22	PEN	(7,437)	(1,999)	(92)
USD/PEN	BOA	08/03/22	PEN	(7,019)	(1,887)	(105)
USD/PEN	BOA	09/06/22	PEN	(5,382)	(1,442)	(49)
USD/PEN	CIT	12/12/22	PEN	(3,732)	(991)	(22)
USD/RUB	DUB	04/21/22	RUB	(233,071)	(2,795)	(592)
USD/RUB	GSC	04/21/22	RUB	(298,677)	(3,581)	(1,033)
USD/RUB	JPM	04/21/22	RUB	(13,562)	(163)	(47)
USD/RUB	DUB	05/23/22	RUB	(308,799)	(3,590)	(895)
USD/RUB	DUB	05/23/22	RUB	(2,232)	(26)	—
USD/RUB	GSC	05/23/22	RUB	(168,289)	(1,957)	(531)
USD/RUB	GSC	05/23/22	RUB	(2,518)	(29)	—
USD/RUB	JPM	05/23/22	RUB	(119)	(1)	—
USD/TWD	BOA	05/20/22	TWD	(111,792)	(3,902)	(11)
USD/ZAR	GSC	05/16/22	ZAR	(75,757)	(5,157)	(536)
USD/ZAR	CIT	06/15/22	ZAR	(33,944)	(2,301)	(104)
USD/ZAR	GSC	06/15/22	ZAR	(81,949)	(5,556)	(208)
USD/ZAR	BCL	11/08/22	ZAR	(81,171)	(5,409)	(352)
					(74,098)	5,345

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,709)	1,717	2,282	(565)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	220	(328)	548
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	34	(41)	75
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,800)	36	60	(24)
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(79,500)	(86)	(1,365)	1,279
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(6,824)	6	38	(32)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,090)	144	48	96
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.40	1.00	06/20/24	(3,300)	45	(56)	101
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.35	1.00	12/20/23	(2,000)	23	(32)	55
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.50	1.00	12/20/24	(1,500)	21	(12)	33
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	6	7	(1)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.26	1.00	06/20/23	(1,700)	16	(13)	29
Ministry of Finance of the Russian Federation (Q)	CGM	85.32	1.00	12/20/22	(5,300)	(2,174)	(15)	(2,159)
Ministry of Finance of the Russian Federation (Q)	GSC	49.79	1.00	12/20/24	(6,000)	(3,283)	30	(3,313)
Ministry of Finance of the Russian Federation (Q)	GSC	0.45	1.00	06/20/23	(200)	(98)	3	(101)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.71	1.00	06/20/26	(7,200)	(199)	(245)	46
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.70	1.00	06/20/23	(400)	1	(25)	26
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.54	1.00	12/20/22	(4,800)	18	(158)	176
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.23	1.00	12/20/24	(700)	(4)	(12)	8
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.23	1.00	12/20/24	(500)	(3)	(8)	5
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.71	1.00	06/20/26	(10,600)	(292)	(360)	68
Presidencia de la Republica de Colombia (Q)	BCL	1.77	1.00	12/20/26	(1,200)	(40)	(56)	16
Presidencia de la Republica de Colombia (Q)	CIT	1.77	1.00	12/20/26	(200)	(7)	(9)	2
Presidencia de la Republica de Colombia (Q)	GSC	2.36	1.00	06/20/27	(200)	(8)	(9)	1
Presidencia de la Republica de Colombia (Q)	JPM	2.36	1.00	06/20/27	(300)	(14)	(12)	(2)
South Africa, Parliament of (Q)	CGM	0.65	1.00	06/20/23	(500)	3	(25)	28
South Africa, Parliament of (Q)	DUB	1.94	1.00	12/20/26	(1,200)	(49)	(53)	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
South Africa, Parliament of (Q)	GSC	1.05	1.00	06/20/24	(600)	—	(25)	25
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	5.33	1.00	12/20/24	(410)	(44)	(36)	(8)
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.66	1.00	12/20/23	(200)	(14)	(14)	—
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(300)	(31)	(34)	3
					(226,233)	(4,056)	(475)	(3,581)

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	BOA	12/28/22	1,821	—	(14)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	BOA	10/17/22	932	—	(28)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	BOA	12/01/22	942	—	(2)
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (E)	BOA	12/15/22	937	—	2
					—	(42)
INDEX
iBoxx Liquid High Yield Index (Q)	3M LIBOR +0.00% (Q)	BCL	06/21/22	2,154	—	61

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	615,189	—	615,189
Non-U.S. Government Agency Asset-Backed Securities	—	442,208	—	442,208
Corporate Bonds And Notes	—	422,824	2,094	424,918
Senior Floating Rate Instruments	—	116,569	5,892	122,461
Common Stocks	6,619	2,906	8,501	18,026
Rights	—	—	2,732	2,732
Warrants	—	—	7	7
Other Equity Interests	—	—	—	—
Short Term Investments	4,245	196,126	—	200,371
	10,864	1,795,822	19,226	1,825,912
Liabilities - Securities
Government And Agency Obligations	—	(19,782)	—	(19,782)
	—	(19,782)	—	(19,782)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,878	—	—	3,878
Centrally Cleared Interest Rate Swap Agreements	—	48,750	—	48,750
Centrally Cleared Credit Default Swap Agreements	—	695	—	695
OTC Purchased Options	—	501	—	501
Open Forward Foreign Currency Contracts	—	13,988	—	13,988
OTC Credit Default Swap Agreements	—	2,624	—	2,624
OTC Total Return Swap Agreements	—	63	—	63
	3,878	66,621	—	70,499
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,758)	—	—	(2,758)
Centrally Cleared Interest Rate Swap Agreements	—	(28,235)	—	(28,235)
Centrally Cleared Credit Default Swap Agreements	—	(4,674)	—	(4,674)
OTC Written Options	—	(7,529)	—	(7,529)
Open Forward Foreign Currency Contracts	—	(8,643)	—	(8,643)
OTC Credit Default Swap Agreements	—	(6,205)	—	(6,205)
OTC Total Return Swap Agreements	—	(44)	—	(44)
	(2,758)	(55,330)	—	(58,088)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 84.9%
Financials 34.5%
AerCap Ireland Capital Designated Activity Company
0.96%, (SOFR + 0.68%), 09/29/23 (a)	6,900	6,832
1.65%, 10/29/24	2,300	2,173
3.50%, 01/15/25	200	196
4.45%, 04/03/26	600	605
AIA Group Limited
3.60%, 04/09/29 (b)	1,200	1,209
AIB Group Public Limited Company
4.26%, 04/10/25 (b)	600	601
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,908
8.00%, 11/01/31	500	627
American Financial Group, Inc.
3.50%, 08/15/26	900	908
Antares Holdings LP
3.95%, 07/15/26 (b)	300	279
3.75%, 07/15/27 (b)	1,250	1,153
Arch Capital Group Ltd.
3.64%, 06/30/50	615	567
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	1,154
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	474
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,477
Aviation Capital Group LLC
3.88%, 05/01/23 (b)	700	702
4.38%, 01/30/24 (b) (c)	200	201
5.50%, 12/15/24 (b)	600	618
3.50%, 11/01/27 (b)	1,532	1,452
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	400	412
4.25%, 04/15/26 (b)	700	691
2.53%, 11/18/27 (b)	2,826	2,514
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	709
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (d)	1,500	1,601
2.63%, 04/28/25, EUR (d)	500	520
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (d) (e) (f)	600	686
1.13%, 09/18/25 (f)	6,800	6,242
Banco do Brasil S.A
4.75%, 03/20/24 (d)	200	206
4.63%, 01/15/25 (b)	300	306
3.25%, 09/30/26 (b)	200	192
Banco General, S.A.
4.13%, 08/07/27 (b)	200	203
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (b) (e)	1,000	979
Banco Santander, S.A.
1.85%, 03/25/26	200	187
3.49%, 05/28/30 (f)	4,600	4,448
Banco Santander-Chile
2.70%, 01/10/25 (b)	1,600	1,570
Banco Votorantim S.A.
4.50%, 09/24/24 (d)	1,000	1,015
Bancolombia SA
4.63%, 12/18/29	1,200	1,154
Bank of America Corporation
4.30%, (100, 01/28/25) (e)	2,700	2,564
5.13%, (100, 06/20/24) (e)	1,600	1,612
2.46%, 10/22/25	2,100	2,063
3.82%, 01/20/28	5,000	5,055
2.55%, 02/04/28	1,300	1,243
3.42%, 12/20/28	631	624
4.27%, 07/23/29	900	929
3.97%, 02/07/30	10,100	10,267
1.90%, 07/23/31	400	349
2.69%, 04/22/32	2,900	2,666
2.97%, 02/04/33	1,000	938
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (d) (e)	700	797
Barclays PLC
6.13%, (100, 12/15/25) (e) (f)	950	971
7.13%, (100, 06/15/25), GBP (e) (f)	900	1,243
7.75%, (100, 09/15/23) (e) (f)	700	725
7.88%, (100, 09/15/22), GBP (d) (e) (f)	2,200	2,941
8.00%, (100, 06/15/24) (e) (f)	900	954
7.63%, 11/21/22	537	551
1.84%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (f)	2,477	2,492
4.34%, 05/16/24 (f)	200	203
1.01%, 12/10/24	1,500	1,439
2.85%, 05/07/26 (f)	1,400	1,359
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	500	506
4.25%, 12/15/25 (b)	300	306
4.38%, 12/15/28 (b)	1,600	1,642
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	329	334
6.75%, 09/30/22 (b)	1,051	1,067
BGC Partners, Inc.
4.38%, 12/15/25	700	703
BlackRock, Inc.
1.90%, 01/28/31	1,100	990
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	860
Blackstone Private Credit Fund
2.35%, 11/22/24 (b)	1,700	1,611
Blue Owl Finance LLC
4.13%, 10/07/51 (b)	3,400	2,706
BNP Paribas
4.63%, (100, 02/25/31) (b) (e)	1,700	1,532
7.00%, (100, 08/16/28) (b) (e)	200	215
2.82%, 11/19/25 (b) (f)	5,500	5,366
4.40%, 08/14/28 (b)	900	919
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (b)	1,800	1,732
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	1,300	1,276
Brookfield Financial, Inc.
4.00%, 04/01/24 (c)	500	508
3.90%, 01/25/28	2,000	2,010
4.35%, 04/15/30	600	623
3.50%, 03/30/51	800	721
BTG Pactual Holding S.A.
4.50%, 01/10/25 (b)	2,700	2,684
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (b) (g)	600	618
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (e)	3,200	3,149
Capital One Financial Corporation
3.95%, (100, 09/01/26) (e)	1,700	1,585
Carlyle Finance LLC
3.50%, 09/19/29 (b)	500	491
CI Financial Corp.
3.20%, 12/17/30	1,200	1,091
4.10%, 06/15/51	300	261
Citigroup Inc.
3.88%, (100, 02/18/26) (e)	3,100	2,932
4.00%, (100, 12/10/25) (c) (e)	850	816
4.15%, (100, 11/15/26) (e)	4,400	4,118
4.70%, (100, 01/30/25) (e)	1,600	1,530
5.00%, (100, 09/12/24) (c) (e)	2,600	2,577
5.95%, (100, 05/15/25) (e)	1,100	1,128
2.88%, 07/24/23	900	902
4.08%, 04/23/29	1,200	1,222
2.98%, 11/05/30	5,800	5,516
Citizens Bank, National Association
3.75%, 02/18/26	600	613
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (e)	5,200	4,784
5.65%, (100, 10/06/25) (e)	1,500	1,555

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
3.25%, 04/30/30	300	293
CNA Financial Corporation
2.05%, 08/15/30	300	266
CoBank, ACB
4.25%, (100, 01/01/27) (b) (e)	2,200	2,090
Commonwealth Bank of Australia
3.78%, 03/14/32 (b) (f)	800	774
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	995
Cordial Compania Financiera S.A
3.85%, 04/05/29 (b)	3,000	2,993
Credit Agricole SA
3.75%, 04/24/23 (b) (f)	250	253
1.25%, 01/26/27 (b)	700	639
Credit Suisse Group AG
6.25%, (100, 12/18/24) (b) (e) (f)	200	202
6.38%, (100, 08/21/26) (b) (e)	1,600	1,582
7.13%, (100, 07/29/22) (d) (e) (f)	500	501
7.50%, (100, 07/17/23) (b) (e)	2,800	2,837
6.50%, 08/08/23 (b) (f)	200	205
6.50%, 08/08/23 (d)	300	308
2.59%, 09/11/25 (b) (f)	1,700	1,640
3.87%, 01/12/29 (b) (f)	700	681
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (f)	800	796
4.55%, 04/17/26 (f)	700	708
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (b)	1,800	1,753
Danske Bank A/S
3.24%, 12/20/25 (b)	1,000	985
Deutsche Bank Aktiengesellschaft
1.65%, (3 Month USD LIBOR + 1.19%), 11/16/22 (a)	500	501
3.30%, 11/16/22	300	303
0.90%, 05/28/24 (f)	400	381
2.22%, 09/18/24 (f)	900	880
2.13%, 11/24/26	3,400	3,155
3.55%, 09/18/31 (f)	7,400	6,964
3.04%, 05/28/32 (f)	400	358
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (d)	300	409
Discover Financial Services
6.13%, (100, 06/23/25) (e)	2,100	2,187
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,607
Enact Holdings, Inc.
6.50%, 08/15/25 (b)	300	310
ERP Operating Limited Partnership
2.50%, 02/15/30	300	284
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (e)	2,000	2,112
Export-Import Bank of India
3.25%, 01/15/30 (b)	600	566
FactSet Research Systems Inc.
2.90%, 03/01/27	900	876
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	668
4.63%, 04/29/30	1,900	1,954
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	304
3.40%, 06/15/30	1,900	1,828
3.20%, 09/17/51	400	317
First American Financial Corporation
4.30%, 02/01/23	650	657
4.60%, 11/15/24	200	205
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (d)	1,550	1,563
Ford Motor Credit Company LLC
3.10%, 05/04/23	200	200
5.58%, 03/18/24	300	309
4.54%, 03/06/25, GBP	100	131
3.25%, 09/15/25, EUR	100	112
2.39%, 02/17/26, EUR	600	650
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	2,022
Freedom Mortgage Corporation
8.13%, 11/15/24 (b)	100	100
8.25%, 04/15/25 (b)	78	78
7.63%, 05/01/26 (b)	1,500	1,433
6.63%, 01/15/27 (b)	2,500	2,319
GE Capital Funding LLC
4.55%, 05/15/32	4,000	4,307
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	433	467
General Motors Financial Company, Inc.
2.31%, (3 Month USD LIBOR + 1.31%), 06/30/22 (a)	400	401
Global Atlantic Financial Company
3.13%, 06/15/31 (b)	1,700	1,518
Globe Life Inc.
2.15%, 08/15/30	2,100	1,879
Greene King Finance PLC
5.32%, 09/15/31, GBP (d) (h)	359	513
High Street Funding Trust I
4.11%, 02/15/28	100	103
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (d) (e) (f)	1,300	1,445
5.88%, (100, 09/28/26), GBP (e) (f)	1,900	2,502
6.38%, (100, 09/17/24) (e) (f)	600	614
6.50%, (100, 03/23/28) (e) (f)	2,300	2,346
2.63%, 11/07/25 (f)	1,200	1,169
3.90%, 05/25/26 (f)	600	606
2.18%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (f)	500	505
4.29%, 09/12/26 (f)	900	910
4.04%, 03/13/28 (f)	200	200
3.00%, 07/22/28, GBP (f)	700	909
4.58%, 06/19/29 (f)	1,100	1,129
3.97%, 05/22/30	6,700	6,715
2.85%, 06/04/31 (f)	2,500	2,304
2.36%, 08/18/31 (f)	2,600	2,299
Imperial Brands Finance PLC
3.75%, 07/21/22 (b) (g)	900	901
3.50%, 02/11/23 - 07/26/26 (b) (g)	1,200	1,184
3.13%, 07/26/24 (b) (g)	500	496
India Green Power Holdings
4.00%, 02/22/27 (b)	2,800	2,585
ING Groep N.V.
4.25%, (100, 05/16/31) (e) (f)	1,600	1,353
5.75%, (100, 11/16/26) (e) (f)	400	402
6.88%, (100, 04/16/22) (d) (e) (f)	600	602
2.73%, 04/01/32	1,000	915
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,189
1.85%, 09/15/32	3,300	2,854
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (d) (e) (f)	600	738
5.71%, 01/15/26 (b) (c)	875	901
4.20%, 06/01/32 (b)	2,200	1,947
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (b)	2,300	2,283
JAB Holdings B.V.
2.20%, 11/23/30 (b)	2,050	1,828
JPMorgan Chase & Co.
3.77%, (3 Month USD LIBOR + 3.47%), (100, 04/30/22) (a) (e)	537	537
4.00%, (100, 04/01/25) (c) (e)	4,700	4,449
4.60%, (100, 02/01/25) (e)	2,900	2,795
5.00%, (100, 08/01/24) (e)	700	695
5.15%, (100, 05/01/23) (e)	800	804
6.10%, (100, 10/01/24) (e)	900	923
3.56%, 04/23/24	235	237
3.22%, 03/01/25	1,380	1,384
2.30%, 10/15/25	2,800	2,738
3.78%, 02/01/28	7,000	7,091
2.74%, 10/15/30	11,100	10,492
1.95%, 02/04/32	1,800	1,573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
3.16%, 04/22/42	2,500	2,266
KWG Group Holdings Limited
6.00%, 09/15/22 (d)	400	186
Lazard Group LLC
4.50%, 09/19/28	1,200	1,233
4.38%, 03/11/29	278	285
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	5,300	5,181
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (c) (e) (f)	2,200	2,354
4.05%, 08/16/23 (f)	1,600	1,628
4.45%, 05/08/25 (f)	800	818
4.58%, 12/10/25 (f)	400	406
2.44%, 02/05/26 (f)	600	579
Mitsubishi UFJ Financial Group Inc
1.13%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	300	301
2.80%, 07/18/24 (c)	1,800	1,788
1.41%, 07/17/25	9,800	9,182
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (b)	700	701
Mizuho Financial Group Inc
1.65%, (3 Month USD LIBOR + 0.85%), 09/13/23 (a)	2,200	2,212
2.87%, 09/13/30	4,400	4,151
1.98%, 09/08/31	1,900	1,662
Moody's Corporation
2.00%, 08/19/31	700	622
3.25%, 05/20/50	1,000	899
Morgan Stanley
5.88%, (100, 09/15/26) (e)	1,000	1,060
1.79%, 02/13/32	1,500	1,294
2.24%, 07/21/32	4,000	3,543
2.94%, 01/21/33	700	656
3.22%, 04/22/42	5,600	5,156
2.80%, 01/25/52	1,900	1,605
Multibank, Inc.
4.38%, 11/09/22 (b)	200	202
Muthoot Finance Limited
4.40%, 09/02/23 (b)	2,300	2,300
Nasdaq, Inc.
2.50%, 12/21/40 (g)	600	484
Nationwide Building Society
10.25%, GBP (e)	535	1,206
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b)	500	497
NatWest Group PLC
4.60%, (100, 06/28/31) (e) (f)	1,300	1,151
5.13%, (100, 05/12/27), GBP (e) (f)	1,400	1,817
New York Life Insurance Company
4.45%, 05/15/69 (b)	600	629
Nippon Life Insurance Company of America
3.40%, 01/23/50 (b)	600	571
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,170
1.85%, 07/16/25	1,300	1,227
2.17%, 07/14/28	1,900	1,709
3.10%, 01/16/30	1,800	1,699
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (e) (f)	300	256
Nordea Bank ABP
6.63%, (100, 03/26/26) (b) (e)	300	316
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (d)	500	235
Nuveen Finance, LLC
4.13%, 11/01/24 (b)	500	509
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (d)	99	13
1.50%, 10/01/53, DKK (d)	16,424	2,194
Ohio National Financial Services, Inc.
5.80%, 01/24/30 (b) (h)	3,100	3,172
Owl Rock Capital Corporation
2.88%, 06/11/28	900	786
Pacific LifeCorp
3.35%, 09/15/50 (b)	400	368
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,200	1,253
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (b)	600	175
Pine Street Trust I
4.57%, 02/15/29 (b)	1,600	1,665
Principal Financial Group, Inc.
3.70%, 05/15/29	100	102
Protective Life Corporation
4.30%, 09/30/28 (b)	1,000	1,050
3.40%, 01/15/30 (b)	700	687
Radian Group Inc.
6.63%, 03/15/25	500	526
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	613
Rio Oil Finance Trust
9.25%, 07/06/24 (d) (h)	214	224
9.25%, 07/06/24 (b) (h)	89	93
9.75%, 01/06/27 (b) (h)	132	145
8.20%, 04/06/28 (b)	547	582
S&P Global Inc.
4.75%, 08/01/28 (b)	400	430
4.25%, 05/01/29 (b)	2,100	2,210
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,108
3.50%, 06/07/24	600	602
3.24%, 10/05/26	2,200	2,145
4.40%, 07/13/27	100	102
Santander UK Group Holdings PLC
7.38%, (100, 06/24/22), GBP (d) (e) (f)	295	390
4.80%, 11/15/24 (f)	532	543
4.75%, 09/15/25 (b)	600	613
1.53%, 08/21/26 (f)	2,100	1,931
SB Capital S.A.
5.13%, 10/29/22 (d)	5,100	969
5.25%, 05/23/23 (d)	600	114
SBL Holdings, LLC
5.13%, 11/13/26 (b)	700	711
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (d)	900	902
5.10%, 07/16/23 (b)	1,900	1,901
SLM Corporation
4.20%, 10/29/25	500	496
SMBC Aviation Capital Finance Designated Activity Company
3.00%, 07/15/22 (b)	800	801
3.55%, 04/15/24 (b)	1,100	1,093
Societe Generale
1.49%, 12/14/26 (b)	900	818
3.34%, 01/21/33 (b) (f)	200	184
Standard Chartered PLC
4.75%, (100, 01/14/31) (b) (e)	800	726
3.79%, 05/21/25 (b)	1,000	1,002
2.82%, 01/30/26 (b)	1,600	1,556
3.27%, 02/18/36 (b)	700	623
State Street Corporation
5.63%, (100, 12/15/23) (c) (e)	400	395
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (d) (e) (h)	630	812
Stifel Financial Corp.
4.00%, 05/15/30	900	906
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	3,900	3,669
3.04%, 07/16/29	4,300	4,132
2.13%, 07/08/30	2,700	2,413
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (b)	1,700	1,572
SVB Financial Group
4.25%, (100, 11/15/26) (e)	2,600	2,420
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (b)	200	201
Synchrony Financial
3.95%, 12/01/27	2,900	2,877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Syngenta Finance N.V.
4.44%, 04/24/23 (b) (g)	200	202
4.89%, 04/24/25 (b) (g)	200	204
5.18%, 04/24/28 (b) (g)	2,100	2,163
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (e)	800	819
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (e) (f)	500	505
The Blackstone Group Inc.
2.50%, 01/10/30 (b)	5,700	5,309
5.00%, 06/15/44 (b)	300	334
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (e)	2,300	2,077
5.00%, (100, 12/01/27) (e)	900	871
5.38%, (100, 06/01/25) (e)	2,400	2,494
The Goldman Sachs Group, Inc.
3.50%, 01/23/25	600	605
1.09%, 12/09/26	800	733
2.03%, (3 Month USD LIBOR + 1.75%), 10/28/27 (a)	4,100	4,238
3.69%, 06/05/28	400	400
4.22%, 05/01/29	2,400	2,457
2.38%, 07/21/32	2,300	2,044
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	456
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (e)	1,500	1,353
2.55%, 01/22/30	3,100	2,959
The Royal Bank of Scotland Group Public Limited Company
2.52%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (f)	1,801	1,816
4.52%, 06/25/24 (f)	1,100	1,116
4.27%, 03/22/25 (f)	1,400	1,414
1.75%, 03/02/26, EUR (d)	600	668
5.08%, 01/27/30 (f)	200	211
Truist Financial Corporation
5.10%, (100, 03/01/30) (e)	1,400	1,421
UBS AG
7.63%, 08/17/22	2,403	2,444
5.13%, 05/15/24 (d)	900	918
UBS Group AG
4.38%, (100, 02/10/31) (b) (e)	2,600	2,347
4.88%, (100, 02/12/27) (b) (e)	4,100	3,945
3.13%, 08/13/30 (b) (f)	400	384
2.10%, 02/11/32 (b)	1,600	1,399
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b) (f)	250	254
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (b)	2,600	2,604
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (d) (e)	1,400	1,674
7.83%, 12/04/23 (b)	1,200	1,275
7.30%, 04/02/34 (b) (f)	2,500	2,639
Virgin Money UK PLC
4.00%, 09/03/27, GBP (d)	900	1,203
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (b)	1,900	1,733
Wells Fargo & Company
3.55%, 09/29/25	900	913
2.16%, 02/11/26	6,600	6,386
3.20%, 06/17/27	800	790
3.58%, 05/22/28	4,800	4,801
2.39%, 06/02/28	7,200	6,813
Willis North America Inc.
2.95%, 09/15/29	5,500	5,164
Woodside Finance Limited
3.65%, 03/05/25 (b)	600	602
4.50%, 03/04/29 (b)	2,000	2,063
XLIT Ltd
4.45%, 03/31/25	400	412
		504,329
Utilities 7.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	4,100	3,727
Adani Transmission Limited
4.00%, 08/03/26 (d)	500	482
Ameren Illinois Company
3.25%, 03/15/50	300	276
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,488
3.50%, 12/01/49	400	355
2.65%, 09/15/50	700	539
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,293
Black Hills Corporation
2.50%, 06/15/30	1,400	1,273
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,214
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,754
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	688
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (b)	1,800	1,692
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,232
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	594
Dominion Energy, Inc.
2.25%, 08/15/31	900	810
DTE Electric Company
2.25%, 03/01/30	1,400	1,307
Duke Energy Florida, LLC
2.40%, 12/15/31	3,400	3,140
3.00%, 12/15/51	2,000	1,779
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,200	1,185
Edison International
5.00%, (100, 12/15/26) (c) (e)	800	754
Enel Finance International N.V.
2.88%, 07/12/41 (b)	1,600	1,316
Entergy Corporation
1.90%, 06/15/28	2,600	2,356
2.80%, 06/15/30	2,600	2,435
Entergy Texas, Inc.
1.75%, 03/15/31	700	611
Essential Utilities, Inc.
2.40%, 05/01/31	2,300	2,087
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	919
Eversource Energy
3.45%, 01/15/50	2,400	2,191
Exelon Corporation
3.95%, 06/15/25	500	511
4.45%, 04/15/46	200	210
Georgia Power Company
3.70%, 01/30/50	400	375
3.25%, 03/15/51	2,300	2,003
ITC Holdings Corp.
2.95%, 05/14/30 (b)	2,500	2,377
MidAmerican Energy Company
2.70%, 08/01/52	5,000	4,300
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,319
Mississippi Power Company
3.95%, 03/30/28	2,600	2,643
Monongahela Power Company
5.40%, 12/15/43 (b)	106	121
National Fuel Gas Company
2.95%, 03/01/31 (g)	300	273
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,492
Nevada Power Company
2.40%, 05/01/30	1,200	1,127
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29	500	502
2.75%, 11/01/29 (c)	2,800	2,676
5.65%, 05/01/79	800	825

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
NiSource Inc.
2.95%, 09/01/29	700	667
Pacific Gas And Electric Company
3.25%, 06/15/23 - 06/01/31	2,200	2,064
3.45%, 07/01/25	450	442
3.15%, 01/01/26	1,200	1,156
3.30%, 03/15/27 - 12/01/27	3,000	2,877
3.75%, 07/01/28	250	241
4.65%, 08/01/28	200	198
4.55%, 07/01/30	2,300	2,283
2.50%, 02/01/31	1,800	1,547
3.30%, 08/01/40 (c)	2,300	1,886
4.60%, 06/15/43	600	537
4.30%, 03/15/45	200	171
4.25%, 03/15/46	1,200	1,041
4.95%, 07/01/50	500	475
5.25%, 03/01/52	2,300	2,325
PECO Energy Company
3.00%, 09/15/49	800	716
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (b)	1,100	1,004
Public Service Company of Oklahoma
3.15%, 08/15/51	2,000	1,759
Puget Energy, Inc.
4.10%, 06/15/30	900	901
ReNew Power Private Limited
5.88%, 03/05/27 (b)	700	692
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	3,701
4.10%, 06/15/49	200	208
Sempra Energy
3.40%, 02/01/28	800	797
4.13%, 04/01/52	400	373
Southern California Edison Company
0.69%, (SOFR + 0.64%), 04/03/23 (a)	2,900	2,900
3.70%, 08/01/25	1,100	1,119
6.05%, 03/15/39	400	471
3.60%, 02/01/45	400	360
4.00%, 04/01/47	1,100	1,062
4.13%, 03/01/48	5,000	4,908
Southern California Gas Company
2.55%, 02/01/30	1,600	1,503
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,256
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	2,832
The East Ohio Gas Company
2.00%, 06/15/30 (b)	600	535
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	688
The Southern Company
2.95%, 07/01/23	200	201
4.25%, 07/01/36	400	404
4.46%, (3 Month USD LIBOR + 3.63%), 03/15/57 (a)	200	199
WEC Energy Group Inc.
1.38%, 10/15/27 (c)	1,200	1,079
		106,829
Communication Services 7.2%
Activision Blizzard, Inc.
3.40%, 09/15/26	900	915
Altice Financing S.A.
2.25%, 01/15/25, EUR (b)	300	316
AMC Networks, Inc.
4.25%, 02/15/29	2,200	2,054
AT&T Inc.
2.55%, 12/01/33	1,785	1,588
3.50%, 06/01/41	5,900	5,436
3.65%, 09/15/59	2,681	2,366
Baidu, Inc.
4.38%, 05/14/24	200	204
1.72%, 04/09/26	1,000	922
4.88%, 11/14/28	1,100	1,147
Bharti Airtel Limited
4.38%, 06/10/25 (d)	1,500	1,519
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,536
3.75%, 02/15/28	300	296
5.05%, 03/30/29	100	106
2.80%, 04/01/31 (c)	200	181
3.50%, 03/01/42	3,600	2,991
5.38%, 05/01/47	400	408
5.75%, 04/01/48	300	319
4.80%, 03/01/50	2,000	1,902
5.25%, 04/01/53 (c)	5,200	5,262
3.85%, 04/01/61	4,800	3,865
Comcast Corporation
3.30%, 02/01/27 (c)	400	406
3.75%, 04/01/40	5,800	5,805
3.40%, 07/15/46	1,200	1,128
4.00%, 11/01/49	300	305
2.80%, 01/15/51	1,750	1,469
2.94%, 11/01/56 (b)	6,757	5,619
2.99%, 11/01/63 (b)	528	433
Cox Communications, Inc.
3.15%, 08/15/24 (b)	276	276
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	600	230
Discovery Communications, LLC
3.45%, 03/15/25	100	99
DISH DBS Corporation
5.25%, 12/01/26 (b)	1,200	1,145
Electronic Arts Inc.
1.85%, 02/15/31	4,800	4,219
Expedia Group, Inc.
3.80%, 02/15/28	500	498
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (b)	2,000	1,767
Level 3 Financing, Inc.
3.88%, 11/15/29 (b)	1,150	1,064
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (b)	1,700	1,809
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	600	566
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (b)	200	201
NBN Co Limited
2.63%, 05/05/31 (b)	3,900	3,577
Netflix, Inc.
4.63%, 05/15/29, EUR (d)	1,600	1,997
3.88%, 11/15/29, EUR (d)	1,400	1,680
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (i)	400	302
RELX Capital Inc.
3.50%, 03/16/23	200	202
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,392
4.50%, 09/15/42	300	278
Sprint Corporation
7.13%, 06/15/24	200	215
Tencent Holdings Limited
3.60%, 01/19/28 (d)	200	195
3.98%, 04/11/29 (b)	3,400	3,396
3.98%, 04/11/29 (d)	900	899
2.39%, 06/03/30 (d)	900	800
3.24%, 06/03/50 (b)	1,100	863
Tencent Music Entertainment Group
2.00%, 09/03/30	500	415
The Interpublic Group of Companies, Inc.
3.38%, 03/01/41	2,600	2,320
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	131
T-Mobile US, Inc.
3.50%, 04/15/25	4,500	4,527
1.50%, 02/15/26	2,800	2,611
2.55%, 02/15/31	5,000	4,534
3.30%, 02/15/51	3,500	2,972
Verizon Communications Inc.
1.07%, (SOFR + 0.79%), 03/20/26 (a)	9,600	9,566
2.10%, 03/22/28	500	467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2.85%, 09/03/41	900	792
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (d)	300	361
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	221
Xiaomi Best Time International Limited
2.88%, 07/14/31 (b)	600	518
		105,603
Real Estate 6.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	532
2.75%, 12/15/29	2,600	2,476
3.00%, 05/18/51	1,100	927
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,443
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,218
American Tower Corporation
3.00%, 06/15/23	600	602
2.95%, 01/15/25	1,700	1,682
4.00%, 06/01/25	1,000	1,016
2.75%, 01/15/27	1,900	1,823
3.13%, 01/15/27	400	390
2.90%, 01/15/30	3,900	3,642
1.88%, 10/15/30	1,600	1,365
3.70%, 10/15/49	2,100	1,889
2.95%, 01/15/51 (c)	700	554
Boston Properties Limited Partnership
2.90%, 03/15/30	300	284
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	703
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (d)	400	336
Corporate Office Properties Trust
2.25%, 03/15/26	400	383
Country Garden Holdings Company Limited
3.13%, 10/22/25 (d)	1,000	763
Crown Castle International Corp.
3.80%, 02/15/28	900	900
4.30%, 02/15/29	1,800	1,857
2.25%, 01/15/31	3,800	3,349
4.00%, 11/15/49	1,501	1,421
4.15%, 07/01/50	1,100	1,074
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,370
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	993
4.75%, 12/15/26	200	201
Equinix, Inc.
2.63%, 11/18/24	600	592
3.20%, 11/18/29	600	576
2.15%, 07/15/30	1,700	1,492
Essex Portfolio, L.P.
2.65%, 03/15/32	1,100	1,005
Federal Realty Investment Trust
1.25%, 02/15/26	1,200	1,107
Fideicomiso Fibra Uno
6.95%, 01/30/44 (b)	1,000	1,073
GLP Financing, LLC
3.35%, 09/01/24	400	396
5.25%, 06/01/25	400	412
5.75%, 06/01/28	300	323
5.30%, 01/15/29	700	735
4.00%, 01/15/31	2,400	2,328
Goodman HK Finance
4.38%, 06/19/24 (d)	300	306
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	719
3.05%, 02/15/30	400	379
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	202
4.00%, 06/15/25	300	303
4.50%, 02/01/26 (c)	100	102
3.50%, 09/15/30 (g)	3,400	3,239
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	1,800	1,721
Kaisa Group Holdings Ltd.
0.00%, 04/09/22 - 06/30/24 (d) (j) (k)	6,500	1,213
0.00%, 06/30/22 (d) (j) (k)	800	154
Kilroy Realty, L.P.
4.38%, 10/01/25	300	308
3.05%, 02/15/30	7,300	6,840
KWG Group Holdings Limited
7.88%, 09/01/23 (d)	600	270
5.88%, 11/10/24 (d)	200	78
Life Storage LP
2.20%, 10/15/30	1,000	886
Longfor Group Holdings Limited
3.95%, 09/16/29 (d)	1,000	885
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	400	424
3.88%, 02/15/29 (b)	2,500	2,474
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	51
3.95%, 03/15/29	600	622
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (b)	900	915
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,666
National Health Investors, Inc.
3.00%, 02/01/31	900	782
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	732
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	167
3.25%, 04/15/33	3,600	3,140
Physicians Realty L.P.
4.30%, 03/15/27	995	1,019
3.95%, 01/15/28	200	202
ProLogis, L.P.
2.25%, 04/15/30	800	744
PulteGroup, Inc.
5.00%, 01/15/27	300	317
Realty Income Corporation
4.88%, 06/01/26	2,600	2,743
3.95%, 08/15/27	400	411
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	101
Regency Centers, L.P.
2.95%, 09/15/29	300	287
3.70%, 06/15/30	900	900
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	786
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,464
3.13%, 02/01/29	300	273
Seazen Group Limited
6.00%, 08/12/24 (d)	2,300	1,380
Service Properties Trust
4.50%, 06/15/23	200	198
4.95%, 02/15/27	300	278
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	501
Spirit Realty, L.P.
4.45%, 09/15/26	200	206
4.00%, 07/15/29	500	507
3.20%, 02/15/31	600	572
Store Capital Corporation
2.75%, 11/18/30	900	816
Sunac China Holdings Limited
6.50%, 07/09/23 (d)	1,400	378
6.65%, 08/03/24 (d)	400	100
UDR, Inc.
3.00%, 08/15/31	2,700	2,566
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (d)	800	783
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	943

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,017
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	6,100	6,261
7.38%, 03/15/32	452	576
Yango Justice International Limited
0.00%, 04/15/23 - 04/15/24 (d) (j) (k)	600	64
Yanlord Land (HK) Co., Limited
6.80%, 02/27/24 (d)	600	569
		99,772
Consumer Discretionary 6.6%
7-Eleven, Inc.
0.63%, 02/10/23 (b)	11,100	10,929
Alibaba Group Holding Limited
3.60%, 11/28/24	300	301
2.13%, 02/09/31	3,600	3,128
Amazon.com, Inc.
5.20%, 12/03/25	100	108
Aptiv PLC
4.35%, 03/15/29	800	825
Azul Investments LLP
5.88%, 10/26/24 (b)	100	88
Bacardi Limited
2.75%, 07/15/26 (b)	300	289
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (b) (i)	200	182
Carnival Corporation
4.00%, 08/01/28 (b)	1,300	1,212
Daimler Trucks Finance North America LLC
0.94%, (SOFR + 0.75%), 12/13/24 (a) (b)	4,700	4,661
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,714
2.95%, 03/15/31 (g)	1,650	1,530
Ferguson Finance PLC
3.25%, 06/02/30 (b)	400	381
Hasbro, Inc.
3.55%, 11/19/26	1,900	1,900
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (b) (c)	400	376
3.63%, 02/15/32 (b)	400	362
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (b)	200	191
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	403
Hyatt Hotels Corporation
1.13%, (SOFR + 1.05%), 10/01/23 (a)	800	802
5.38%, 04/23/25 (g) (h)	2,450	2,568
5.75%, 04/23/30 (g) (h)	500	553
Hyundai Capital America
2.00%, 06/15/28 (b)	1,600	1,421
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,491
2.90%, 06/25/25	200	187
3.50%, 08/18/26 (c)	800	755
Magallanes, Inc.
4.28%, 03/15/32 (b)	2,650	2,665
Marriott International, Inc.
5.75%, 05/01/25 (g)	211	224
4.63%, 06/15/30 (g)	200	209
3.50%, 10/15/32 (g)	1,900	1,809
McDonald's Corporation
3.63%, 09/01/49	400	383
MCE Finance Limited
5.25%, 04/26/26 (b)	500	456
5.63%, 07/17/27 (b)	200	180
5.75%, 07/21/28 (b)	3,200	2,820
5.38%, 12/04/29 (b)	2,100	1,792
MGM China Holdings Limited
5.38%, 05/15/24 (b)	300	282
5.25%, 06/18/25 (b)	800	736
5.88%, 05/15/26 (b)	1,700	1,555
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	400	416
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	4,500	4,036
2.45%, 09/15/28 (b)	200	176
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	1,100	1,099
4.35%, 09/17/27 (b)	2,100	2,069
4.81%, 09/17/30 (b)	600	596
NVR, Inc.
3.00%, 05/15/30	4,400	4,109
PetSmart, Inc.
4.75%, 02/15/28 (b)	450	435
Prosus N.V.
3.68%, 01/21/30 (b)	1,100	973
Sands China Ltd.
5.13%, 08/08/25 (g) (h)	5,200	5,149
3.80%, 01/08/26 (g) (h)	800	756
2.55%, 03/08/27 (b) (g) (h)	700	598
5.40%, 08/08/28 (g) (h)	900	886
3.10%, 03/08/29 (b) (g) (h)	1,000	850
3.25%, 08/08/31 (b) (g) (h)	1,000	814
SES
3.60%, 04/04/23 (b)	2,007	2,030
Station Casinos LLC
4.50%, 02/15/28 (b)	300	285
Stellantis Finance US Inc.
2.69%, 09/15/31 (b)	1,300	1,149
Studio City Finance Limited
6.50%, 01/15/28 (b)	1,100	947
5.00%, 01/15/29 (b)	1,900	1,468
Viking Cruises Limited
13.00%, 05/15/25 (b)	1,000	1,110
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (b)	1,900	1,892
Wyndham Destinations, Inc.
4.63%, 03/01/30 (b)	1,000	930
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	900	871
Wynn Macau, Limited
4.88%, 10/01/24 (b)	400	371
5.50%, 01/15/26 - 10/01/27 (d)	1,200	1,059
5.50%, 01/15/26 - 10/01/27 (b)	3,900	3,424
5.63%, 08/26/28 (b)	4,000	3,454
		96,420
Energy 5.9%
Aker BP ASA
3.75%, 01/15/30 (b)	2,200	2,153
4.00%, 01/15/31 (b)	3,500	3,485
APT Pipelines Limited
4.20%, 03/23/25 (b)	500	507
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (b)	600	615
Boardwalk Pipelines, LP
3.60%, 09/01/32	3,000	2,868
BP Capital Markets America Inc.
4.23%, 11/06/28	1,600	1,681
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,137
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	692
5.13%, 06/30/27	6,100	6,473
3.70%, 11/15/29	800	797
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	1,900	1,844
Continental Resources, Inc.
5.75%, 01/15/31 (b)	1,800	1,967
DCP Midstream Operating, LP
5.63%, 07/15/27	300	315
Devon Energy Corporation
4.50%, 01/15/30	842	864
El Paso LLC
7.75%, 01/15/32 (c)	200	258
Enable Midstream Partners, LP
4.40%, 03/15/27 (c)	800	810
4.95%, 05/15/28	500	518

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
5.00%, 05/15/44 (h)	595	579
Enbridge Inc.
0.52%, (SOFR + 0.40%), 02/17/23 (a)	1,900	1,898
Energy Transfer LP
4.25%, 03/15/23	200	202
4.20%, 04/15/27	1,200	1,217
5.50%, 06/01/27	2,472	2,649
4.90%, 03/15/35	554	557
7.50%, 07/01/38	200	247
6.05%, 06/01/41	1,300	1,445
6.50%, 02/01/42	100	115
6.25%, 04/15/49	600	688
Enterprise Products Operating LLC
3.20%, 02/15/52	2,300	1,959
4.88%, 08/16/77 (a)	500	446
EQM Midstream Partners, LP
4.00%, 08/01/24 (c)	500	494
4.13%, 12/01/26	100	96
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	1,000	919
Gaz Capital S.A.
3.13%, 11/17/23, EUR (b)	400	190
2.95%, 01/24/24, EUR (d)	1,600	709
2.25%, 11/22/24, EUR (d)	200	89
4.95%, 03/23/27 (d)	600	246
Gaz Finance PLC
3.00%, 06/29/27 (d)	1,500	615
2.95%, 01/27/29 (b)	1,800	738
3.25%, 02/25/30 (d)	1,000	410
3.25%, 02/25/30 (b)	1,800	738
GPN Capital S.A.
4.38%, 09/19/22 (d)	300	90
6.00%, 11/27/23 (d)	500	150
Greenko Dutch B.V.
3.85%, 03/29/26 (b)	776	738
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (d)	1,100	1,115
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	2,687	2,461
Hess Corporation
7.30%, 08/15/31	65	80
Kinder Morgan, Inc.
1.52%, (3 Month USD LIBOR + 1.28%), 01/15/23 (a)	1,300	1,307
Lundin Energy Finance B.V.
3.10%, 07/15/31 (b)	1,200	1,113
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (b)	600	600
3.90%, 04/01/24 (b)	3,300	3,311
4.63%, 04/01/29 (b)	500	506
MPLX LP
4.50%, 04/15/38	200	204
5.20%, 12/01/47	1,638	1,743
4.90%, 04/15/58	300	304
Ocyan S/A
0.00%, (100, 05/13/22) (b) (e) (l)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (d)	6	6
7.35%, 12/01/26 (b) (i)	149	83
7.72%, 12/01/26 (d) (i)	169	37
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,033
6.85%, 10/15/37	200	234
6.20%, 09/15/43	500	550
ONEOK, Inc.
4.00%, 07/13/27	300	302
4.35%, 03/15/29	2,500	2,553
6.35%, 01/15/31	2,800	3,242
Petrobras Global Finance B.V.
5.09%, 01/15/30	1,478	1,477
5.60%, 01/03/31	1,300	1,318
Petróleos Mexicanos
6.75%, 09/21/47	1,032	838
Phillips 66 Partners LP
3.15%, 12/15/29 (c)	900	868
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	200
3.60%, 11/01/24 (c)	100	100
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (b)	217	232
Regency Energy Partners LP
5.00%, 10/01/22	100	101
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	800	819
5.75%, 05/15/24	1,510	1,580
5.88%, 06/30/26	1,200	1,298
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	183
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,312
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	4,780
Terraform Power Operating, LLC
4.25%, 01/31/23 (b)	100	100
TransCanada PipeLines Limited
4.63%, 03/01/34 (c)	800	856
TransCanada Trust
5.30%, 03/15/77	875	869
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	816
3.25%, 05/15/30	700	683
4.60%, 03/15/48	990	1,052
Transocean Guardian Limited
5.88%, 01/15/24 (b)	176	170
Transocean Pontus Limited
6.13%, 08/01/25 (b)	62	61
		85,705
Information Technology 5.6%
Apple Inc.
2.80%, 02/08/61 (c)	2,200	1,896
Arrow Electronics, Inc.
3.25%, 09/08/24	600	601
Broadcom Inc.
4.11%, 09/15/28	1,388	1,409
4.15%, 11/15/30	5,691	5,757
2.45%, 02/15/31 (b)	1,900	1,687
4.30%, 11/15/32	2,900	2,939
3.47%, 04/15/34 (b)	1,996	1,848
3.14%, 11/15/35 (b)	1,622	1,428
3.19%, 11/15/36 (b)	1,109	970
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,301
Citrix Systems, Inc.
1.25%, 03/01/26	1,700	1,651
4.50%, 12/01/27	1,800	1,841
3.30%, 03/01/30	1,000	992
Dell International L.L.C.
5.45%, 06/15/23 (g)	2,087	2,149
6.02%, 06/15/26 (g)	2,900	3,146
4.90%, 10/01/26 (g)	1,800	1,889
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,298
Fiserv, Inc.
3.20%, 07/01/26	3,000	2,992
3.50%, 07/01/29	700	689
Flex Ltd.
5.00%, 02/15/23	100	102
4.75%, 06/15/25	1,400	1,445
4.88%, 06/15/29 (c)	300	312
4.88%, 05/12/30	400	418
Global Payments Inc.
2.90%, 05/15/30	500	462
4.15%, 08/15/49 (c)	500	485
Infor, Inc.
1.75%, 07/15/25 (b)	800	750
Leidos, Inc.
4.38%, 05/15/30 (g)	300	305
2.30%, 02/15/31 (g)	1,900	1,648

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Lenovo Group Limited
5.88%, 04/24/25 (d)	200	209
3.42%, 11/02/30 (b)	2,000	1,845
Marvell Technology, Inc.
4.20%, 06/22/23	500	508
Micron Technology, Inc.
4.19%, 02/15/27	2,900	2,974
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,354
NXP B.V.
4.88%, 03/01/24 (b)	200	206
2.70%, 05/01/25 (b)	1,300	1,264
3.40%, 05/01/30 (b)	2,400	2,330
Oracle Corporation
2.30%, 03/25/28	9,300	8,515
4.00%, 07/15/46 - 11/15/47	1,300	1,155
3.60%, 04/01/50	900	748
Paypal Holdings, Inc.
3.25%, 06/01/50 (c)	1,100	1,013
Seagate HDD Cayman
4.13%, 01/15/31	600	569
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,020
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (d)	1,400	1,403
TD SYNNEX Corporation
1.75%, 08/09/26 (b) (g)	5,200	4,766
VeriSign, Inc.
2.70%, 06/15/31	600	550
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	1,856
3.90%, 08/21/27	1,800	1,824
4.70%, 05/15/30 (g)	3,100	3,278
Western Digital Corporation
4.75%, 02/15/26	350	357
		81,154
Industrials 5.5%
3M Company
3.25%, 08/26/49	1,800	1,687
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (b)	800	817
Air Canada
3.88%, 08/15/26 (b)	500	473
Aircastle Limited
2.85%, 01/26/28 (b)	2,200	1,996
Allegion Public Limited Company
3.50%, 10/01/29	500	486
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	395
3.55%, 10/01/27	100	98
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	406
BAE Systems PLC
3.40%, 04/15/30 (b)	300	296
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,387
BOC Aviation Limited
2.75%, 09/18/22 (b)	400	400
3.50%, 10/10/24 (b)	2,300	2,298
Boise Cascade Company
4.88%, 07/01/30 (b)	300	292
Bombardier Inc.
7.13%, 06/15/26 (b) (c)	900	882
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	1,005
Crown Americas LLC
4.75%, 02/01/26 (c)	100	101
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,299
7.00%, 05/01/25 (b)	1,960	2,097
7.38%, 01/15/26 (c)	1,601	1,732
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (b)	3,300	3,277
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29	800	770
GATX Corporation
3.50%, 03/15/28	500	495
General Electric Company
4.16%, (3 Month USD LIBOR + 3.33%), (100, 06/15/22) (a) (e)	2,700	2,594
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	303
4.20%, 05/01/30	200	207
Kansas City Southern
3.00%, 05/15/23	200	200
3.13%, 06/01/26	500	497
3.50%, 05/01/50	1,200	1,118
Norfolk Southern Corporation
4.15%, 02/28/48	400	419
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	260	262
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	1,000	996
Quanta Services, Inc.
2.90%, 10/01/30	900	833
3.05%, 10/01/41	1,500	1,237
Rolls-Royce Group PLC
3.38%, 06/18/26, GBP (d)	800	990
1.63%, 05/09/28, EUR (d)	300	293
Rolls-Royce Plc
5.75%, 10/15/27 (b)	1,600	1,641
SF Holding Investment Limited
3.13%, 11/17/31 (d)	800	732
Southwest Airlines Co.
5.25%, 05/04/25	2,856	2,997
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	991
4.60%, 06/15/28	3,300	3,101
Standard Industries Inc.
3.38%, 01/15/31 (b)	1,000	878
Textron Inc.
3.38%, 03/01/28	3,000	2,963
The Boeing Company
2.20%, 02/04/26 (g)	2,500	2,364
3.25%, 02/01/28	2,300	2,217
2.95%, 02/01/30	300	278
3.60%, 05/01/34 (c)	1,800	1,682
5.93%, 05/01/60 (g)	10,000	11,601
Triumph Group, Inc.
6.25%, 09/15/24 (b)	300	298
Union Pacific Corporation
3.95%, 08/15/59	300	309
3.75%, 02/05/70	300	294
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	513
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,252
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	8,000	7,869
		79,618
Health Care 3.2%
AbbVie Inc.
2.60%, 11/21/24	500	496
4.50%, 05/14/35	2,900	3,111
4.40%, 11/06/42	2,581	2,740
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	983
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	645
Amgen Inc.
2.60%, 08/19/26 (c)	700	690
Anthem, Inc.
4.10%, 03/01/28	600	623
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	368
Bausch Health Companies Inc.
9.25%, 04/01/26 (b)	700	717

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,562
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,656
Bristol-Myers Squibb Company
3.40%, 07/26/29	402	409
4.35%, 11/15/47	200	221
4.55%, 02/20/48	78	89
Centene Corporation
4.25%, 12/15/27	600	602
2.45%, 07/15/28	1,100	1,005
Community Health Systems, Inc.
5.63%, 03/15/27 (b)	200	204
6.00%, 01/15/29 (b)	100	101
4.75%, 02/15/31 (b)	200	189
CVS Health Corporation
4.30%, 03/25/28	1,796	1,883
3.25%, 08/15/29	1,600	1,582
7.51%, 01/10/32 (b)	44	52
4.70%, 01/10/36 (b)	742	768
2.70%, 08/21/40	300	255
DaVita Inc.
4.63%, 06/01/30 (b)	300	280
Fresenius Medical Care
4.75%, 10/15/24 (b)	700	720
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (b)	200	174
GSK Consumer Health, Inc.
3.63%, 03/24/32 (b)	1,500	1,501
HCA Inc.
5.25%, 06/15/26	300	317
4.50%, 02/15/27	2,116	2,188
3.63%, 03/15/32 (b)	1,300	1,274
5.50%, 06/15/47	900	1,018
Humana Inc.
3.95%, 08/15/49 (c)	400	399
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	708
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	909
Mylan N.V.
3.95%, 06/15/26	2,700	2,684
Perrigo Finance Unlimited Company
3.90%, 06/15/30 (g) (h)	1,100	1,052
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,212
Royalty Pharma PLC
1.20%, 09/02/25	2,000	1,849
Smith & Nephew PLC
2.03%, 10/14/30	900	785
Stryker Corporation
1.15%, 06/15/25	1,500	1,414
3.50%, 03/15/26	475	481
2.90%, 06/15/50	300	259
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,243
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,056
UnitedHealth Group Incorporated
3.50%, 08/15/39 (c)	800	795
Zoetis Inc.
4.50%, 11/13/25	200	209
3.00%, 09/12/27	300	298
		46,776
Consumer Staples 1.6%
Adecoagro S.A.
6.00%, 09/21/27 (d)	200	201
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	395
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,320
Bacardi Limited
4.45%, 05/15/25 (b)	2,100	2,146
Barry Callebaut Services
5.50%, 06/15/23 (b) (g)	900	924
BAT Capital Corp.
3.56%, 08/15/27	400	390
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (d)	1,800	2,179
BRF S.A.
4.88%, 01/24/30 (d)	1,100	1,049
Campbell Soup Company
3.65%, 03/15/23	286	289
2.38%, 04/24/30 (c)	600	547
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (d)	900	816
Cielo USA Inc.
3.75%, 11/16/22 (b)	600	600
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,243
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,099
3.70%, 12/06/26	100	101
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,647
General Mills, Inc.
3.00%, 02/01/51	100	86
Massachusetts Institute of Technology
4.68%, 07/01/14 (c)	200	233
Mondelez International, Inc.
2.63%, 09/04/50	700	569
RELX Capital Inc.
3.00%, 05/22/30	100	95
Sigma Holdco B.V.
7.88%, 05/15/26 (b)	2,300	1,909
Suntory Holdings Limited
2.25%, 10/16/24 (b)	1,300	1,263
The Coca-Cola Company
2.50%, 06/01/40	200	177
The J. M. Smucker Company
3.50%, 03/15/25 (c)	100	101
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	950	849
		23,228
Materials 0.7%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	935
CF Industries, Inc.
5.15%, 03/15/34	300	334
CSN Islands XII Corp
6.75%, 01/28/28 (b)	500	518
CSN Resources S.A.
4.63%, 06/10/31 (b)	1,100	1,004
Georgia-Pacific LLC
2.10%, 04/30/27 (b)	900	849
Huntsman International LLC
4.50%, 05/01/29	400	413
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (b)	200	201
International Flavors & Fragrances Inc.
3.47%, 12/01/50 (b)	2,182	1,929
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (b)	900	243
Newcrest Finance Pty Limited
5.75%, 11/15/41 (b)	100	114
Syngenta Finance N.V.
3.38%, 04/16/26, EUR (d) (g)	500	563
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	600	634
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,647
Westlake Chemical Corporation
3.60%, 07/15/22	30	30
Westrock Company, Inc.
4.00%, 03/15/28	381	391
Yara International ASA
3.80%, 06/06/26 (b)	300	298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.75%, 06/01/28 (b)	300	310
3.15%, 06/04/30 (b)	400	373
		10,786
Total Corporate Bonds And Notes (cost $1,329,644)		1,240,220
GOVERNMENT AND AGENCY OBLIGATIONS 14.8%
U.S. Treasury Bond 9.1%
Treasury, United States Department of
1.88%, 02/15/41 (m)	32,900	29,271
2.25%, 05/15/41	42,212	39,838
2.00%, 11/15/41	6,900	6,237
1.38%, 08/15/50 (m)	8,445	6,505
2.38%, 05/15/51 (m)	15,023	14,716
1.88%, 11/15/51	30,555	26,764
2.25%, 02/15/52 (m)	9,907	9,488
		132,819
Sovereign 2.6%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (d)	300	182
Canada, Government of
1.95%, 12/15/25, CAD	8,000	6,252
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	13,800	4,046
6.35%, 08/12/28, PEN (b)	5,000	1,353
5.40%, 08/12/34, PEN (b)	300	71
5.35%, 08/12/40, PEN (b)	700	156
Commonwealth of Australia
1.00%, 11/21/31, AUD (d)	3,950	2,512
Kuwait, Government of
3.50%, 03/20/27 (b)	1,300	1,351
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (b)	1,400	1,424
3.75%, 04/16/30 (b)	2,900	3,063
Ministry of Finance of the Russian Federation
5.63%, 04/04/42 (d)	1,200	414
5.63%, 04/04/42 (b)	200	69
Presidencia De La Nacion
39.55%, (BADLAR + 2.00%), 04/03/22, ARS (a)	230	1
1.00%, 07/09/29	30	10
0.50%, 07/09/30 (h)	103	34
1.13%, 07/09/35 (h)	188	56
2.50%, 07/09/41 (h)	1,100	377
Romania, Government of
2.13%, 03/07/28, EUR	200	208
3.75%, 02/07/34, EUR	800	824
Saudi Arabia, Government of
2.25%, 02/02/33 (b)	5,100	4,695
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (d)	900	933
3.25%, 10/26/26 (d)	800	819
South Africa, Parliament of
10.50%, 12/21/27, ZAR	124,500	9,299
		38,149
Mortgage-Backed Securities 2.2%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	585	589
4.50%, 09/01/48 - 04/01/49	482	501
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	212	211
4.50%, 08/01/48 - 01/01/49	295	307
4.00%, 03/01/49 - 05/01/50	2,328	2,380
TBA, 2.00%, 04/15/52 (n)	7,400	6,868
TBA, 3.00%, 05/15/52 (n)	500	488
TBA, 2.50%, 06/15/52 (n)	500	475
TBA, 3.50%, 06/15/52 (n)	15,840	15,768
Government National Mortgage Association
TBA, 2.00%, 04/15/52 (n)	1,500	1,426
TBA, 2.50%, 04/15/52 (n)	3,600	3,491
		32,504
U.S. Treasury Note 0.7%
Treasury, United States Department of
1.88%, 02/15/32 (m)	9,670	9,285
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,076
Total Government And Agency Obligations (cost $221,830)		215,833
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.4%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	62	60
Series 2015-A-1, 3.60%, 03/15/27	139	134
Series 2017-A-1, 3.55%, 01/15/30	1,395	1,298
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	971	981
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.49%, (12 Month Treasury Average + 1.35%), 08/25/35 (a)	72	60
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,845	1,435
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,677	1,445
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,066	1,041
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	549	372
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,504	2,631
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	625	601
Series 2015-A-1, 3.38%, 05/01/27	473	452
Series 2015-AA-2, 3.60%, 09/22/27	716	691
Series 2016-AA-1, 3.58%, 01/15/28	221	212
Series 2016-AA-2, 3.20%, 06/15/28	1,453	1,379
Series 2017-AA-2, 3.35%, 10/15/29	2,189	2,094
Series 2017-A-2, 3.60%, 10/15/29	486	450
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.04%, (12 Month Treasury Average + 0.94%), 10/25/46 (a) (h)	363	302
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (a)	1,000	994
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.14%, (3 Month USD LIBOR + 0.90%), 07/18/29 (a)	1,000	997
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	10	9
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.30%, 11/20/36 (a)	1,796	1,594
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.74%, 04/25/35 (a)	461	434
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 3.00%, 06/25/35 (a)	451	427
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.09%, 07/25/36 (a)	697	610
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.69%, (1 Month USD LIBOR + 0.23%), 11/25/36 (a) (h)	1,000	921
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 1.32%, (3 Month USD LIBOR + 1.08%), 07/15/32 (a)	800	792
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	339	336
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	375	379
Series 2021-A-1, 2.90%, 03/15/35	1,499	1,373
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 1.60%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (h)	700	690
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 1.34%, (3 Month USD LIBOR + 0.95%), 08/14/30 (a)	1,200	1,193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Carlyle US CLO 2017-1 Ltd.
Series 2017-A1R-1A, 1.25%, (3 Month USD LIBOR + 1.00%), 04/21/31 (a)	1,300	1,289
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 1.51%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	2,189	2,170
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (a) (h)	616	240
Centex LLC
Series 2004-MV1-D, REMIC, 1.39%, (1 Month USD LIBOR + 0.93%), 09/25/34 (a) (h)	24	24
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	604	391
Citigroup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 12/25/36 (a) (h)	7	7
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.88%, (1 Month USD LIBOR + 0.42%), 11/25/34 (a)	610	543
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 1.28%, (3 Month USD LIBOR + 1.03%), 04/22/30 (a)	1,400	1,393
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	102
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 1.16%, (1 Month USD LIBOR + 0.97%), 06/15/23 (a)	856	840
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 07/25/35 (a) (h)	64	59
Series 2007-1A1-12, REMIC, 1.20%, (1 Month USD LIBOR + 0.74%), 06/25/37 (a) (h)	697	687
CWABS, Inc.
Series 2004-M1-4, REMIC, 1.18%, (1 Month USD LIBOR + 0.72%), 07/25/34 (a) (h)	24	24
Series 2004-M1-5, REMIC, 1.31%, (1 Month USD LIBOR + 0.86%), 08/25/34 (a) (h)	7	7
Series 2005-1A-AB4, REMIC, 0.94%, (1 Month USD LIBOR + 0.48%), 03/25/36 (a) (h)	22	20
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,129
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	910	830
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	93	93
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.48%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	4,373	4,321
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.88%, (1 Month USD LIBOR + 1.43%), 10/25/34 (a) (h)	721	707
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.97%, (1 Month USD LIBOR + 0.51%), 01/25/36 (a) (h)	445	401
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.60%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (h)	2,828	1,135
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	300
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.65%, (1 Month USD LIBOR + 0.21%), 12/19/36 (a) (h)	429	398
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 10/25/35 (a) (h)	1	1
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 1.00%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (h)	48	48
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.94%, (1 Month USD LIBOR + 0.48%), 07/25/35 (a) (h)	316	308
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.86%, (1 Month USD LIBOR + 0.27%), 07/25/36 (a) (h)	289	285
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (h)	1,109	820
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	274	253
Series 2020-1A-1, 4.00%, 11/15/32	2,710	2,694
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 1.60%, (1 Month USD LIBOR + 1.20%), 12/15/38 (a) (h)	1,000	993
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 09/25/36 (a) (h)	980	337
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 1.18%, (1 Month USD LIBOR + 0.72%), 12/25/34 (a) (h)	802	779
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 09/25/35 (a) (h)	684	664
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.56%, (1 Month USD LIBOR + 0.10%), 04/25/37 (a) (h)	10	6
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.86%, (1 Month USD LIBOR + 0.40%), 04/25/36 (a) (h)	386	305
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 1.16%, (1 Month USD LIBOR + 0.71%), 02/25/36 (a) (h)	300	286
Series 2006-A2B-2, REMIC, 0.62%, (1 Month USD LIBOR + 0.16%), 08/25/36 (a) (h)	319	312
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a)	558	571
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.45%, (1 Month USD LIBOR + 0.99%), 09/25/34 (a) (h)	11	11
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	149	83
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	37	35
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	42	37
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.92%, (1 Month USD LIBOR + 0.46%), 12/25/35 (a) (h)	158	140
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.62%, (1 Month USD LIBOR + 0.16%), 09/25/36 (a) (h)	—	—
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	346	306
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	660	635
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	2	2
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (a)	2	3
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (d)	583	903
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,013	2,070
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	64	62
Series 2016-A-2, 3.10%, 10/07/28	394	351
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,304	3,927
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	979	982
Series 2014-A-1, 4.00%, 04/11/26	578	575
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	459	435
Total Non-U.S. Government Agency Asset-Backed Securities (cost $64,494)		63,716
SENIOR FLOATING RATE INSTRUMENTS 3.0%
Consumer Discretionary 1.0%
Advantage Sales & Marketing, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/28/27 (a)	1,383	1,368

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Aramark Services, Inc.
2018 Term Loan B3, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/25 (a)	233	228
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.96%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	670	666
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	2,472	2,461
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (a)	985	1,073
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	688	668
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a)	1,890	1,877
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	990	979
Scientific Games Holdings LP
2018 Term Loan B5, 0.00%, (SOFR + 3.50%), 02/03/29 (a) (o)	1,600	1,583
Setanta Aircraft Leasing Designated Activity Compa
Term Loan B, 2.14%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	2,000	1,968
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	600	619
SRS Distribution Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	1,493	1,473
		14,963
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	1,300	1,315
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 04/12/28 (a)	2,642	2,552
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (a)	987	969
GIP II Blue Holding, L.P
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	4,588	4,566
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (a)	190	190
Standard Industries Inc.
2021 Term Loan B, 3.79%, (6 Month USD LIBOR + 2.50%), 08/05/28 (a)	1,084	1,081
		10,673
Health Care 0.4%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 2.50%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	298	298
Elanco Animal Health Incorporated
Term Loan B, 1.98%, (1 Month USD LIBOR + 1.75%), 02/04/27 (a)	2,557	2,513
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.23%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	162	162
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (a)	600	595
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 4.20%, (1 Month USD LIBOR + 3.75%), 11/09/25 (a)	1,644	1,633
U.S. Renal Care, Inc.
2019 Term Loan B, 5.25%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	391	357
		5,558
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	1,086	1,071
Charter Communications Operating, LLC
2019 Term Loan B2, 1.96%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	1,051	1,041
CSC Holdings, LLC
2019 Term Loan B5, 2.90%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	290	285
Diamond Sports Group, LLC
2022 First Priority Term Loan, 7.75%, 05/19/26 (a)	125	126
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (a)	98	33
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	97	96
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	417	414
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	2	2
Level 3 Financing Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	1,484	1,455
Univision Communications Inc.
Term Loan C5, 3.75%, (1 Month USD LIBOR + 2.75%), 03/15/24 (a)	87	87
		4,610
Information Technology 0.2%
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	1,576	1,548
Ivanti Software, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	995	980
MH Sub I, LLC
2017 1st Lien Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	955	942
		3,470
Financials 0.2%
Avolon TLB Borrower 1 (US) LLC
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 12/01/27 (a)	1,287	1,271
Citadel Securities LP
2021 Term Loan B, 2.80%, (1 Month USD LIBOR + 2.50%), 02/01/28 (a)	893	887
Delos Finance Sarl
2018 Term Loan B, 1.97%, (3 Month USD LIBOR + 1.75%), 10/06/23 (a)	210	208
FinCo I LLC
2020 Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 06/27/25 (a)	132	130
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.96%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	65	64
Trans Union, LLC
2021 Term Loan B6, 2.75%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	695	689
		3,249
Materials 0.2%
Innophos, Inc.
2020 Term Loan B, 3.96%, (3 Month USD LIBOR + 3.75%), 02/04/27 (a)	1,572	1,562
White Cap Buyer LLC
Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 10/08/27 (a)	593	585
		2,147
Total Senior Floating Rate Instruments (cost $45,122)		44,670
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank, ACB, 6.20%, (100, 01/01/25) (e)	3	330
Wells Fargo & Company, 4.25%, (100, 09/15/26) (c) (e) (j)	65	1,347
Total Preferred Stocks (cost $1,928)		1,677

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (j) (p)	35	4
Total Common Stocks (cost $166)		4
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.23% (q) (r)	5,985	5,985
Total Short Term Investments (cost $5,985)		5,985
Total Investments 107.6% (cost $1,669,169)		1,572,105
Other Derivative Instruments (0.0)%		(340)
Other Assets and Liabilities, Net (7.6)%		(110,926)
Total Net Assets 100.0%		1,460,839

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $344,704 and 23.6% of the Fund.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Non-income producing security.

(k) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $29,001.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	511	482	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	201	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,894	1,601	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	616	520	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	686	0.1
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	206	206	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,015	1,015	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	899	797	0.1
Barclays PLC, 7.88% (callable at 100, 09/15/22)	02/17/21	3,180	2,941	0.2
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	335	334	—
Bellis Acquisition Company PLC, 3.25%, 02/16/26	02/10/21	2,490	2,179	0.2
Bharti Airtel Limited, 4.38%, 06/10/25	01/07/22	1,589	1,519	0.1
BRF S.A., 4.88%, 01/24/30	12/07/20	1,179	1,049	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	303	182	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	816	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	413	336	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,847	2,512	0.2
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/18/21	995	763	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	02/25/21	507	501	—
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	308	308	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	422	409	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,500	2,112	0.2
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,634	1,563	0.1
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,831	709	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	226	89	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	579	246	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,518	615	—
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,024	410	—
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	312	306	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	90	—
GPN Capital S.A., 6.00%, 11/27/23	01/14/21	535	150	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	529	513	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,149	1,115	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,569	1,445	0.1
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	01/27/21	601	602	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	770	738	0.1
Kaisa Group Holdings Ltd., 0.00%, 04/09/22	11/25/20	303	58	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/22	02/12/20	802	154	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/23	02/25/21	2,047	378	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	481	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	148	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	148	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	186	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	609	270	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	203	78	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	212	209	—
Longfor Group Holdings Limited, 3.95%, 09/16/29	09/03/21	1,071	885	0.1
Ministry of Finance of the Russian Federation, 5.63%, 04/04/42	03/23/22	392	414	—
Netflix, Inc., 4.63%, 05/15/29	02/02/21	2,399	1,997	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,895	1,680	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	502	235	—
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	15	13	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	2,087	1,824	0.1
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	421	370	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	6	6	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	113	37	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	205	224	—
Rolls-Royce Group PLC, 3.38%, 06/18/26	02/02/21	1,088	990	0.1
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	337	293	—
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	09/28/16	381	390	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	896	933	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	795	819	0.1
SB Capital S.A., 5.13%, 10/29/22	11/23/20	5,188	969	0.1
SB Capital S.A., 5.25%, 05/23/23	09/19/19	618	114	—
Seazen Group Limited, 6.00%, 08/12/24	02/08/21	2,387	1,380	0.1
SF Holding Investment Limited, 3.13%, 11/17/31	01/27/22	773	732	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	902	902	0.1
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	768	812	0.1
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,399	378	—
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	408	100	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,409	1,403	0.1
Syngenta Finance N.V., 3.38%, 04/16/26	06/10/21	664	563	—
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	217	195	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,008	899	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	916	800	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	718	903	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	677	668	0.1
UBS AG, 5.13%, 05/15/24	01/15/20	937	918	0.1
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,731	1,674	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	817	783	0.1
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/01/19	369	361	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,233	1,203	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	618	540	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	616	519	—
Yango Justice International Limited, 0.00%, 04/15/23	11/05/21	119	50	—
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	14	—
Yanlord Land (HK) Co., Limited, 6.80%, 02/27/24	11/25/20	619	569	—
		83,263	60,729	4.2

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(27)	June 2022	EUR	(4,504)	(42)	242
United States 2 Year Note	(39)	July 2022		(8,380)	(6)	115
					(48)	357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,200	5	(101)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	171,900	62	(840)
3M Canada Bankers Acceptance (S)	Paying	1.96	(S)	04/22/31	CAD	6,100	26	(352)
3M JIBAR (Q)	Paying	5.03	(Q)	12/04/25	ZAR	145,900	46	(510)
3M JIBAR (Q)	Paying	4.85	(Q)	12/17/25	ZAR	87,900	27	(331)
3M JIBAR (Q)	Paying	4.85	(Q)	01/07/26	ZAR	9,700	3	(38)
3M JIBAR (Q)	Paying	5.68	(Q)	06/08/26	ZAR	8,800	3	(23)
3M JIBAR (Q)	Paying	5.72	(Q)	06/08/26	ZAR	7,500	2	(18)
6M BUBOR (A)	Paying	1.00	(A)	09/19/23	HUF	297,000	2	(82)
6M BUBOR (A)	Paying	1.25	(A)	09/19/23	HUF	906,900	6	(262)
6M EURIBOR (S)	Receiving	0.25	(S)	09/21/32	EUR	7,900	(56)	176
6M EURIBOR (S)	Receiving	0.50	(S)	09/21/52	EUR	500	(4)	26
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	(1)	2
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(7)	22
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(8)	27
BRAZIBOR (A)	Paying	11.18	(A)	01/02/25	BRL	12,000	(6)	(8)
BRAZIBOR (A)	Paying	10.99	(A)	01/04/27	BRL	13,700	—	(8)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	61,100	(3)	43
Chilean Interbank Rate (S)	Paying	5.83	(S)	01/31/27	CLP	2,600,000	83	(61)
Chilean Interbank Rate (S)	Paying	5.91	(S)	01/31/27	CLP	2,400,000	77	(47)
Chilean Interbank Rate (S)	Paying	5.68	(S)	02/01/27	CLP	2,200,000	70	(69)
Chilean Interbank Rate (S)	Paying	5.52	(S)	02/02/27	CLP	1,700,000	54	(67)
Chilean Interbank Rate (S)	Paying	5.57	(S)	02/02/27	CLP	1,300,000	42	(48)
Chilean Interbank Rate (S)	Paying	5.61	(S)	02/03/27	CLP	1,800,000	58	(62)
Chilean Interbank Rate (S)	Paying	5.97	(S)	02/10/27	CLP	400,000	13	(7)
Chilean Interbank Rate (S)	Paying	6.01	(S)	02/10/27	CLP	2,000,000	64	(29)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/32	GBP	10,300	(45)	124
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/52	GBP	200	(3)	3
Sterling Overnight Index Average Rate (A)	Paying	0.50	(A)	09/21/27	GBP	300	—	(2)
U.S. SOFR (A)	Receiving	1.00	(A)	12/15/26		100	—	5
U.S. SOFR (A)	Receiving	1.00	(A)	12/15/26		22,100	(4)	1,146
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		40,000	12	902
U.S. SOFR (A)	Paying	1.93	(A)	03/24/52		2,800	20	(37)
							538	(526)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(11)	—	(2)

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	12/20/25	(300)	5	—	1
American International Group, Inc. (Q)	1.00	12/20/26	(1,000)	16	1	(5)
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	51	(3)	(18)
AT&T Inc. (Q)	1.00	12/20/25	(2,600)	26	(1)	(6)
AT&T Inc. (Q)	1.00	06/20/26	(2,600)	27	(1)	(13)
AT&T Inc. (Q)	1.00	12/20/26	(800)	7	(1)	(2)
Atlantia S.p.A. (Q)	1.00	12/20/25	(1,400)	(7)	—	57
Bank of America Corporation (Q)	1.00	12/20/22	(2,300)	12	—	(5)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	38	—	(75)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	6	—	(12)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	10	—	5
British Telecommunications Public Limited Company (Q)	1.00	12/20/25	(500)	6	(1)	2
British Telecommunications Public Limited Company (Q)	1.00	12/20/27	(300)	(3)	(1)	—
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	—	—	(2)
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	06/20/23	(700)	32	—	(5)
Ford Motor Company (Q)	5.00	12/20/24	(1,500)	128	—	(45)
General Electric Company (Q)	1.00	06/20/24	(300)	4	—	8
General Electric Company (Q)	1.00	06/20/26	(1,000)	12	—	3
General Motors Company (Q)	5.00	12/20/26	(900)	131	—	(35)
Hess Corporation (Q)	1.00	12/20/26	(1,800)	(4)	(1)	20
MetLife, Inc. (Q)	1.00	06/20/22	(400)	1	—	(5)
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	7	—	(13)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	9	—	(4)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	14	—	(6)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(28)	(6)	377
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(30)	(6)	407
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(1,650)	(55)	(3)	105
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	1	—	(5)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	1	—	(2)
Tesco PLC (Q)	1.00	12/20/24	(800)	14	—	(3)
Tesco PLC (Q)	1.00	12/20/27	(4,600)	48	2	43
The Boeing Company (Q)	1.00	12/20/22	(2,000)	5	—	5
The Boeing Company (Q)	1.00	06/20/23	(1,000)	2	—	(4)
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	5	—	(13)
Verizon Communications Inc. (Q)	1.00	12/20/26	(1,400)	13	(1)	(20)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	4	—	(3)
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	14	—	(3)
				522	(22)	729

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, May 2022	(32)	EUR	131.50	04/22/22	13	(80)
Euro BOBL Future, May 2022	(32)	EUR	134.50	04/22/22	—	11
					13	(69)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BCL	Put	100.00	04/20/22		600,000	—
CDX.NA.HY.37, 12/20/26	DUB	Put	101.00	04/20/22		2,700,000	(2)
CDX.NA.HY.37, 12/20/26	DUB	Put	100.00	05/18/22		1,000,000	(2)
CDX.NA.HY.37, 12/20/26	GSC	Put	101.00	05/18/22		1,100,000	(3)
CDX.NA.HY.37, 12/20/26	MSC	Put	104.00	04/20/22		1,200,000	(2)
CDX.NA.HY.37, 12/20/26	MSC	Put	100.00	04/20/22		600,000	—
CDX.NA.HY.37, 12/20/26	MSC	Put	101.00	04/20/22		1,000,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put	0.90	04/20/22		14,200,000	(2)
CDX.NA.IG.37, 12/20/26	BCL	Put	1.10	06/15/22		2,600,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put	1.00	06/15/22		4,700,000	(3)
CDX.NA.IG.37, 12/20/26	BOA	Put	0.90	04/20/22		12,600,000	(2)
CDX.NA.IG.37, 12/20/26	BOA	Put	0.90	05/18/22		6,500,000	(4)
CDX.NA.IG.37, 12/20/26	BPC	Put	1.20	07/20/22		3,000,000	(2)
CDX.NA.IG.37, 12/20/26	CIT	Put	0.85	05/18/22		3,700,000	(2)
CDX.NA.IG.37, 12/20/26	DUB	Put	0.95	04/20/22		4,900,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	0.85	04/20/22		6,900,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	1.05	05/18/22		3,400,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	0.95	04/20/22		4,600,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	0.90	04/20/22		2,700,000	—
CDX.NA.IG.37, 12/20/26	JPM	Put	0.85	05/18/22		2,800,000	(2)
CDX.NA.IG.37, 12/20/26	JPM	Put	1.00	06/15/22		2,500,000	(2)
CDX.NA.IG.37, 12/20/26	MSC	Put	0.95	04/20/22		4,300,000	(1)
CDX.NA.IG.37, 12/20/26	MSC	Put	1.10	06/15/22		2,700,000	(1)
CDX.NA.IG.37, 12/20/26	MSC	Put	1.20	06/15/22		5,700,000	(2)
CDX.NA.IG.38, 06/20/27	BOA	Put	1.20	07/20/22		2,700,000	(3)
ITRAXX.EUR.36, 12/20/26	BCL	Put	0.85	05/18/22	EUR	1,900,000	(2)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.00	05/18/22	EUR	4,000,000	(3)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.10	06/15/22	EUR	3,900,000	(4)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.00	06/15/22	EUR	3,100,000	(4)
ITRAXX.EUR.36, 12/20/26	BOA	Put	0.85	04/20/22	EUR	4,200,000	(1)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.10	06/15/22	EUR	6,600,000	(6)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.20	06/15/22	EUR	7,400,000	(10)
ITRAXX.EUR.36, 12/20/26	CGM	Put	0.85	05/18/22	EUR	2,800,000	—
ITRAXX.EUR.36, 12/20/26	DUB	Put	1.00	05/18/22	EUR	2,800,000	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.36, 12/20/26	GSC	Put	0.95	06/15/22	EUR	2,600,000	(4)
ITRAXX.EUR.36, 12/20/26	JPM	Put	1.10	07/20/22	EUR	5,500,000	(9)
ITRAXX.EUR.36, 12/20/26	MSC	Put	0.85	04/20/22	EUR	23,300,000	(7)
ITRAXX.EUR.36, 12/20/26	MSC	Put	1.05	05/18/22	EUR	2,900,000	(2)
ITRAXX.EUR.36, 12/20/26	MSC	Put	0.90	05/18/22	EUR	6,700,000	(6)
ITRAXX.EUR.37, 06/20/27	JPM	Put	1.20	07/20/22	EUR	1,700,000	(3)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	4.25	04/20/22	EUR	800,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	BNP	Put	5.25	06/15/22	EUR	800,000	(3)
ITRAXX.EUR.XO.36, 12/20/26	BOA	Put	4.25	04/20/22	EUR	900,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	BOA	Put	5.25	07/20/22	EUR	1,000,000	(7)
ITRAXX.EUR.XO.36, 12/20/26	BPC	Put	4.25	05/18/22	EUR	1,100,000	(4)
ITRAXX.EUR.XO.36, 12/20/26	BPC	Put	5.50	06/15/22	EUR	700,000	(2)
ITRAXX.EUR.XO.36, 12/20/26	BPC	Put	5.25	06/15/22	EUR	700,000	(3)
ITRAXX.EUR.XO.36, 12/20/26	BPC	Put	5.00	06/15/22	EUR	800,000	(4)
ITRAXX.EUR.XO.36, 12/20/26	GSC	Put	4.50	05/18/22	EUR	1,300,000	(4)
ITRAXX.EUR.XO.36, 12/20/26	JPM	Put	4.00	04/20/22	EUR	800,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	JPM	Put	5.25	06/15/22	EUR	900,000	(3)
ITRAXX.EUR.XO.36, 12/20/26	JPM	Put	5.00	06/15/22	EUR	1,600,000	(8)
ITRAXX.EUR.XO.36, 12/20/26	JPM	Put	5.50	06/15/22	EUR	1,000,000	(3)
ITRAXX.EUR.XO.36, 12/20/26	MSC	Put	4.00	04/20/22	EUR	800,000	(1)
							(149)
Interest Rate Swaptions
3M LIBOR, 11/04/23	GSC	Call	0.87	11/02/22		31,600,000	(5)
3M LIBOR, 11/04/23	GSC	Put	1.27	11/02/22		31,600,000	(515)
							(520)
Options on Securities
Federal National Mortgage Association, Inc., 2.50%, 04/15/52	JPM	Call	99.55	04/06/22		4,500,000	(115)
Federal National Mortgage Association, Inc., 2.50%, 05/15/52	JPM	Call	99.27	05/05/22		4,100,000	(1)
							(116)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/04/22	AUD	1,793	1,343	38
BRL/USD	MSC	04/04/22	BRL	38,837	8,164	722
BRL/USD	MSC	05/03/22	BRL	14,972	3,122	111
CHF/USD	MSC	05/18/22	CHF	2,443	2,653	3
CLP/USD	BNP	06/15/22	CLP	2,025,857	2,544	71
COP/USD	BNP	05/19/22	COP	6,522,900	1,718	61
DKK/USD	DUB	04/01/22	DKK	5,105	760	2
DKK/USD	MSC	04/01/22	DKK	7,576	1,128	7
GBP/USD	BNP	04/04/22	GBP	1,698	2,231	(8)
HUF/USD	JPM	04/22/22	HUF	1,278	4	—
IDR/USD	BNP	05/20/22	IDR	2,158,846	150	(1)
IDR/USD	JPM	05/20/22	IDR	2,278,433	158	—
IDR/USD	BNP	05/24/22	IDR	6,337,865	440	(2)
IDR/USD	JPM	05/24/22	IDR	4,461,400	310	(1)
IDR/USD	MSC	05/31/22	IDR	6,369,434	442	(3)
INR/USD	JPM	05/20/22	INR	179,076	2,351	34
INR/USD	SCB	05/20/22	INR	108,451	1,425	24
MXN/USD	BNP	05/04/22	MXN	8,024	402	17
MXN/USD	JPM	05/18/22	MXN	34,710	1,733	67
MXN/USD	BOA	06/15/22	MXN	42,411	2,106	82
MXN/USD	SCB	06/15/22	MXN	2,055	102	—
MXN/USD	UBS	06/15/22	MXN	3,254	162	5
MXN/USD	BNP	07/01/22	MXN	94,069	4,660	163
NOK/USD	BOA	05/18/22	NOK	37,505	4,266	(81)
PEN/USD	SCB	04/22/22	PEN	2,492	677	18
PEN/USD	CIT	05/09/22	PEN	16,257	4,406	131
PEN/USD	SCB	08/08/22	PEN	10,363	2,784	15
PLN/USD	BOA	06/15/22	PLN	3,175	751	19
PLN/USD	DUB	06/15/22	PLN	1,822	431	31
RUB/USD	CIT	04/21/22	RUB	480	6	—
RUB/USD	DUB	04/21/22	RUB	847	10	—
RUB/USD	GSC	04/21/22	RUB	2,733	33	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RUB/USD	SCB	04/21/22	RUB	672	8	(1)
RUB/USD	UBS	04/21/22	RUB	2,143	26	(2)
RUB/USD	CIT	05/23/22	RUB	680	8	(1)
RUB/USD	DUB	05/23/22	RUB	2,255	27	(3)
RUB/USD	DUB	05/23/22	RUB	357	4	—
RUB/USD	GSC	05/23/22	RUB	2,447	28	(3)
RUB/USD	MSC	05/23/22	RUB	647	8	(1)
RUB/USD	UBS	05/23/22	RUB	1,375	16	(2)
USD/BRL	BNP	04/04/22	BRL	(17,577)	(3,694)	(267)
USD/BRL	CIT	04/04/22	BRL	(4,545)	(955)	(57)
USD/BRL	MSC	04/04/22	BRL	(14,972)	(3,148)	(113)
USD/BRL	UBS	04/04/22	BRL	(1,743)	(366)	(26)
USD/BRL	BNP	05/03/22	BRL	(5,570)	(1,162)	(7)
USD/BRL	GSC	05/03/22	BRL	(3,586)	(748)	4
USD/CAD	BOA	05/18/22	CAD	(9,397)	(7,528)	(144)
USD/CAD	BOA	05/18/22	CAD	(423)	(339)	—
USD/DKK	CIT	04/01/22	DKK	(16,270)	(2,421)	125
USD/DKK	DUB	07/01/22	DKK	(5,086)	(760)	(2)
USD/DKK	MSC	07/01/22	DKK	(7,548)	(1,127)	(7)
USD/DKK	MSC	07/01/22	DKK	(3,295)	(492)	1
USD/EUR	BNP	04/04/22	EUR	(3,928)	(4,349)	(29)
USD/EUR	GSC	04/04/22	EUR	(22,539)	(24,952)	246
USD/GBP	BNP	04/04/22	GBP	(14,805)	(19,449)	386
USD/HUF	BNP	04/22/22	HUF	(11,787)	(35)	(1)
USD/HUF	BOA	04/22/22	HUF	(6,319)	(19)	(1)
USD/HUF	GSC	04/22/22	HUF	(12,434)	(37)	(3)
USD/INR	GSC	05/20/22	INR	(286,227)	(3,759)	(35)
USD/MXN	BOA	04/18/22	MXN	(2,170)	(109)	(2)
USD/MXN	CIT	04/18/22	MXN	(1,032)	(52)	(4)
USD/MXN	JPM	05/04/22	MXN	(7,661)	(384)	(15)
USD/MXN	CIT	06/15/22	MXN	(73,913)	(3,672)	(184)
USD/MXN	BNP	08/09/22	MXN	(97,225)	(4,780)	(354)
USD/MXN	BOA	08/09/22	MXN	(6,146)	(302)	(20)
USD/PEN	CIT	05/09/22	PEN	(16,257)	(4,406)	(430)
USD/PEN	BOA	07/25/22	PEN	(18,504)	(4,978)	(384)
USD/PEN	CIT	12/23/22	PEN	(16,257)	(4,312)	(135)
USD/PLN	JPM	06/15/22	PLN	(5,032)	(1,190)	(34)
USD/RUB	CIT	04/21/22	RUB	(994)	(12)	(3)
USD/RUB	DUB	04/21/22	RUB	(7)	—	—
USD/RUB	GSC	04/21/22	RUB	(2,627)	(32)	(9)
USD/RUB	JPM	04/21/22	RUB	(1,047)	(13)	(3)
USD/RUB	UBS	04/21/22	RUB	(2,201)	(26)	(7)
USD/RUB	CIT	05/23/22	RUB	(473)	(6)	(1)
USD/RUB	DUB	05/23/22	RUB	(3,470)	(40)	(11)
USD/RUB	GSC	05/23/22	RUB	(2,505)	(29)	(8)
USD/RUB	JPM	05/23/22	RUB	(423)	(5)	(1)
USD/RUB	UBS	05/23/22	RUB	(889)	(10)	(3)
USD/ZAR	MSC	05/16/22	ZAR	(2,370)	(161)	(6)
USD/ZAR	BCL	06/15/22	ZAR	(3,917)	(266)	(7)
USD/ZAR	BOA	06/15/22	ZAR	(24,502)	(1,661)	6
USD/ZAR	CIT	06/15/22	ZAR	(63,257)	(4,289)	37
USD/ZAR	SCB	06/15/22	ZAR	(1,741)	(118)	(4)
USD/ZAR	BNP	08/16/22	ZAR	(341)	(23)	—
USD/ZAR	GSC	08/16/22	ZAR	(804)	(54)	(5)
USD/ZAR	BNP	11/08/22	ZAR	(4,441)	(296)	1
ZAR/USD	BNP	05/16/22	ZAR	2,370	161	9
ZAR/USD	BOA	06/15/22	ZAR	3,609	245	9
ZAR/USD	CIT	06/15/22	ZAR	4,166	282	10
ZAR/USD	BNP	08/16/22	ZAR	1,145	77	5
ZAR/USD	BNP	11/08/22	ZAR	4,441	296	21
					(53,908)	45

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.82	1.00	12/20/24	(200)	1	3	(2)
Alibaba Group Holding Limited (Q)	BNP	0.82	1.00	12/20/24	(300)	1	4	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	8	12	(4)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	15	21	(6)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	36	59	(23)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	29	45	(16)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	7	12	(5)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	—	(3)	3
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(3,994)	24	(161)	185
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	3	(19)	22
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.26	1.00	06/20/23	(800)	8	(8)	16
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.40	1.00	06/20/24	(200)	3	(3)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.35	1.00	12/20/23	(300)	4	(6)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.40	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.26	1.00	06/20/23	(1,300)	12	(12)	24
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.50	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.40	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	4	(4)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.50	1.00	12/20/24	(500)	7	(3)	10
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	81	(96)	177
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Mexico (United Mexican States) (Q)	BCL	0.16	1.00	06/20/22	(2,600)	5	(38)	43
Ministry of Finance of the Russian Federation (Q)	BCL	38.36	1.00	12/20/26	(600)	(349)	(39)	(310)
Pemex Project Funding Master Trust (Q)	BCL	1.17	1.00	06/20/22	(400)	—	(17)	17
Pemex Project Funding Master Trust (Q)	BNP	1.17	1.00	06/20/22	(1,700)	—	(103)	103
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	—	(44)	44
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.23	1.00	12/20/24	(600)	(3)	(10)	7
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.23	1.00	12/20/24	(500)	(3)	(8)	5
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	—	(1)	1
PT Pertamina (Persero) (Q)	BCL	0.52	1.00	12/20/24	(400)	5	(4)	9
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.40	1.00	06/20/24	(400)	5	(9)	14
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.50	1.00	12/20/24	(800)	11	2	9
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.40	1.00	06/20/24	(400)	6	(8)	14
South Africa, Parliament of (Q)	BCL	1.28	1.00	12/20/24	(800)	(5)	(30)	25
South Africa, Parliament of (Q)	GSC	1.28	1.00	12/20/24	(1,000)	(7)	(40)	33
The Republic of Indonesia, The Government of (Q)	GSC	0.20	1.00	06/20/23	(300)	3	(4)	7
					(27,844)	(81)	(528)	447

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,240,220	—	1,240,220
Government And Agency Obligations	—	215,833	—	215,833
Non-U.S. Government Agency Asset-Backed Securities	—	63,716	—	63,716
Senior Floating Rate Instruments	—	44,670	—	44,670
Preferred Stocks	1,677	—	—	1,677
Common Stocks	—	4	—	4
Short Term Investments	5,985	—	—	5,985
	7,662	1,564,443	—	1,572,105
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	357	—	—	357
Centrally Cleared Interest Rate Swap Agreements	—	2,476	—	2,476
Centrally Cleared Credit Default Swap Agreements	—	1,033	—	1,033
Exchange Traded Futures Options	11	—	—	11
Open Forward Foreign Currency Contracts	—	2,481	—	2,481
OTC Credit Default Swap Agreements	—	816	—	816
	368	6,806	—	7,174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(3,002)	—	(3,002)
Centrally Cleared Credit Default Swap Agreements	—	(306)	—	(306)
Exchange Traded Futures Options	(80)	—	—	(80)
OTC Written Options	—	(785)	—	(785)
Open Forward Foreign Currency Contracts	—	(2,436)	—	(2,436)
OTC Credit Default Swap Agreements	—	(369)	—	(369)
	(80)	(6,898)	—	(6,978)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 113.4%
U.S. Treasury Inflation Indexed Securities 103.0%
Treasury, United States Department of
0.13%, 04/15/22 - 01/15/23 (a) (b)	36,014	36,957
0.63%, 04/15/23 - 02/15/43 (b)	155,228	163,865
0.38%, 07/15/23 - 01/15/27 (b) (c)	187,862	197,820
0.50%, 04/15/24 - 01/15/28 (b) (c)	135,546	143,259
0.13%, 07/15/24 - 02/15/52 (b)	444,223	465,905
0.25%, 01/15/25 - 02/15/50 (b)	114,161	120,334
2.38%, 01/15/25 (b)	35,573	39,408
0.38%, 07/15/25 - 07/15/27 (b)	64,034	67,900
2.00%, 01/15/26 (b)	21,486	24,000
0.13%, 10/15/26 - 07/15/31 (b) (c)	194,381	205,706
2.38%, 01/15/27 (a) (b)	362	419
1.75%, 01/15/28 (b)	14,876	16,964
3.63%, 04/15/28 (b)	35,831	45,265
0.75%, 07/15/28 - 02/15/45 (b)	114,717	128,309
0.88%, 01/15/29 - 02/15/47 (b)	50,766	57,459
2.50%, 01/15/29 (b)	21,603	26,237
3.88%, 04/15/29 (b)	12,575	16,593
2.13%, 02/15/40 - 02/15/41 (b)	29,207	41,174
1.38%, 02/15/44 (b) (c)	60,739	77,917
1.00%, 02/15/46 - 02/15/48 (b)	44,340	54,101
1.00%, 02/15/49 (a) (b)	2,950	3,691
		1,933,283
Treasury Inflation Indexed Securities 9.1%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	1,315,300	11,370
0.01%, 03/10/31, JPY (b)	242,810	2,105
Canada, Government of
4.25%, 12/01/26, CAD (b)	6,290	6,165
Commonwealth of Australia
3.00%, 09/20/25, AUD (d) (e)	8,920	9,712
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b) (e)	4,026	4,917
Gouvernement De France
0.10%, 07/25/31, EUR (b)	4,518	5,914
HM Treasury
1.88%, 11/22/22, GBP (b) (e)	4,789	6,766
1.25%, 11/22/27, GBP (b) (e)	3,225	5,432
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	12,055
3.00%, 09/20/30, NZD (d)	2,500	2,331
Republique Francaise Presidence
0.10%, 03/01/26, EUR (b)	11,016	13,658
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (d)	38,300	47,510
0.40%, 05/15/30, EUR (b) (e)	14,490	17,386
0.10%, 05/15/33, EUR (b)	10,541	12,126
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24, GBP (b) (e)	9,305	13,455
		170,902
U.S. Treasury Bond 0.6%
Treasury, United States Department of
1.63%, 11/15/50	13,120	10,763
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series F1-278, 0.85%, (1 Month USD LIBOR + 0.45%), 09/15/42 (f)	1,491	1,499
Series WF-4779, REMIC, 0.58%, (1 Month USD LIBOR + 0.35%), 07/15/44 (f)	1,182	1,173
Series T-1A1-62, REMIC, 1.34%, (12 Month Treasury Average + 1.20%), 10/25/44 (f)	127	129
Series T-1A1-63, REMIC, 1.34%, (12 Month Treasury Average + 1.20%), 02/25/45 (f)	95	97
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.52%, (1 Month USD LIBOR + 0.06%), 07/25/37 (f)	33	33
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.03%, (1 Year USD LIBOR + 0.75%), 04/20/67 (f)	1,625	1,646
Series 2018-FG-H15, REMIC, 0.38%, (1 Year USD LIBOR + 0.15%), 08/20/68 (f)	1,958	1,929
		6,506
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	4,400	1,159
6.15%, 08/12/32, PEN	11,300	2,956
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	189
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	1,933
		6,237
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (a)	1,070	1,049
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
2.00%, (6 Month USD LIBOR + 1.78%), 07/01/36 (f)	79	82
1.74%, (1 Year USD LIBOR + 1.50%), 09/01/36 (f)	32	33
1.88%, (1 Year USD LIBOR + 1.65%), 10/01/36 (f)	44	45
Federal National Mortgage Association, Inc.
1.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (f)	13	13
2.32%, (1 Year USD LIBOR + 1.82%), 03/01/36 (f)	28	29
		202
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	122	126
Total Government And Agency Obligations (cost $2,132,547)		2,129,068
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.0%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 1.29%, (3 Month USD LIBOR + 1.04%), 10/20/31 (f)	700	694
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.66%, (1 Month USD LIBOR + 0.20%), 03/25/37 (f) (h)	361	194
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.72%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,094
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	83	58
Series 2006-A1-HY11, REMIC, 0.70%, (1 Month USD LIBOR + 0.24%), 06/25/36 (f) (h)	343	332
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,351	1,191
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	272	253
AMMC CLO XII Ltd
Series 2013-AR2-12A, 1.10%, (3 Month USD LIBOR + 0.95%), 11/11/30 (f)	800	795
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (f)	1,200	1,193
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.14%, (3 Month USD LIBOR + 0.90%), 07/18/29 (f)	1,400	1,395
Apidos CLO XXVII
Series 2017-A1R-27A, 1.17%, (3 Month USD LIBOR + 0.93%), 07/17/30 (f)	1,400	1,392
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 1.50%, (SOFR 30-Day Average + 1.45%), 01/16/37 (f)	1,300	1,293
AREIT Trust
Series 2020-A-CRE4, 2.78%, (SOFR 30-Day Average + 2.73%), 12/15/22 (f)	353	352
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 1.11%, (3 Month USD LIBOR + 0.87%), 01/16/29 (f)	4,261	4,254

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.72%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (g)	2,500	2,746
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.54%, (3 Month USD LIBOR + 1.30%), 01/16/30 (f)	1,300	1,295
Atrium XII LLC
Series AR-12A, 1.09%, (3 Month USD LIBOR + 0.83%), 04/22/27 (f)	1,699	1,693
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 2.50%, 06/25/35 (f)	18	17
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	40	40
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.79%, 03/26/37 (f)	297	294
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.59%, 01/25/36 (f)	153	147
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 2.69%, 08/25/36 (f)	111	82
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 2.94%, 05/25/33 (f)	9	8
Series 2003-2A1-9, REMIC, 2.74%, 02/25/34 (f)	44	42
Series 2004-22A1-9, REMIC, 2.73%, 11/25/34 (f)	40	39
Series 2004-22A1-10, REMIC, 4.56%, 01/25/35 (f)	31	30
Series 2005-2A1-1, REMIC, 2.92%, 03/25/35 (f)	97	94
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.46%, (1 Month USD LIBOR + 1.00%), 08/25/37 (f)	53	53
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.34%, 12/26/46 (f)	238	202
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 1.19%, (3 Month USD LIBOR + 0.95%), 10/15/30 (f)	300	298
Birch Grove CLO Ltd
Series AR-19A, 1.96%, (3 Month USD LIBOR + 1.13%), 06/16/31 (f)	700	694
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 0.98%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (f) (g)	400	440
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	331	366
Series 2015-A2R-1A, 1.26%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	216	216
Carlyle Global Market Strategies CLO 2012-4 Ltd
Series 2012-A1R3-4A, REMIC, 1.34%, (3 Month USD LIBOR + 1.08%), 04/22/32 (f)	400	397
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 1.34%, (3 Month USD LIBOR + 0.95%), 08/14/30 (f)	1,500	1,491
Carlyle US CLO 2017-1 Ltd.
Series 2017-A1R-1A, 1.25%, (3 Month USD LIBOR + 1.00%), 04/21/31 (f)	1,400	1,388
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 2.55%, 02/25/37 (f)	9	9
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	785	506
CIFC Funding Ltd.
Series 2017-AR-1A, 1.27%, (3 Month USD LIBOR + 1.01%), 04/23/29 (f)	579	578
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.96%, (1 Month USD LIBOR + 1.50%), 02/25/23 (f)	1,900	1,915
Series 2007-1A-1, REMIC, 1.81%, (1 Month USD LIBOR + 1.35%), 08/25/24 (f)	1,131	1,137
Series 2007-2A3-1, REMIC, 1.91%, (1 Month USD LIBOR + 1.45%), 09/25/24 (f)	11	11
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	7	6
Series 2005-2A2B-3, REMIC, 2.82%, 08/25/35 (f)	35	27
Series 2005-A1-6, REMIC, 2.19%, (1 Year Treasury + 2.10%), 09/25/35 (f)	7	7
Series 2005-A2-6, REMIC, 2.22%, (1 Year Treasury + 2.15%), 09/25/35 (f)	6	6
Series 2005-M3-HE4, REMIC, 1.15%, (1 Month USD LIBOR + 0.69%), 10/25/35 (f) (h)	3,422	3,227
Series 2006-A1-AMC1, REMIC, 0.75%, (1 Month USD LIBOR + 0.29%), 09/25/36 (f) (h)	2,401	2,363
Series 2007-A3A-AMC2, REMIC, 0.54%, (1 Month USD LIBOR + 0.08%), 01/25/37 (f) (h)	50	40
Series 2007-1A1A-AR4, REMIC, 3.22%, 03/25/37 (f)	1,042	933
Series 2007-22AA-10, REMIC, 3.18%, 09/25/37 (f)	312	290
Series 2007-A3A-AHL3, REMIC, 0.52%, (1 Month USD LIBOR + 0.06%), 07/25/45 (f) (h)	106	82
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 0.64%, (1 Month USD LIBOR + 0.18%), 03/25/37 (f) (h)	1,198	1,089
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 0.73%, (1 Month USD LIBOR + 0.27%), 05/25/37 (f) (h)	1,200	1,091
College Loan Corporation
Series 2007-A1-2, 0.51%, (3 Month USD LIBOR + 0.25%), 01/25/24 (f)	800	784
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 1.51%, (1 Month USD LIBOR + 1.05%), 08/25/34 (f) (h)	205	200
Series 2007-A1-CB6, REMIC, 0.58%, (1 Month USD LIBOR + 0.12%), 07/25/37 (f) (h)	81	61
Series 2007-A3-CB6, REMIC, 0.68%, (1 Month USD LIBOR + 0.22%), 07/25/37 (f) (h)	2,376	1,819
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 1.40%, (3 Month USD LIBOR + 1.14%), 10/23/31 (f)	800	794
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 1.28%, (3 Month USD LIBOR + 1.03%), 04/22/30 (f)	3,200	3,184
CSMC
Series 2015-5A2-3R, REMIC, 0.25%, 09/29/36 (f)	1,132	1,113
Series 2015-2A2-12R, REMIC, 0.59%, 12/03/37 (f)	2,300	2,235
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f) (h)	616	191
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 0.78%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (f) (g)	700	768
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.65%, (1 Month USD LIBOR + 0.19%), 02/25/36 (f) (h)	4,527	4,217
Series 2007-1A1-12, REMIC, 1.20%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (h)	96	94
CWABS, Inc.
Series 2005-MV3-11, REMIC, 1.25%, (1 Month USD LIBOR + 0.53%), 01/25/36 (f) (h)	724	724
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.09%, 08/25/34 (f)	8	8
Series 2004-5A-HYB7, REMIC, 2.55%, 11/20/34 (f)	1	1
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 0.86%, (3 Month EURIBOR + 0.88%), 05/15/34, EUR (f) (g)	400	439
Eurosail PLC
Series 2007-A3A-3X, 1.97%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (e) (f)	724	947
Series 2007-A3C-3A, 1.97%, (3 Month GBP LIBOR + 0.95%), 06/13/45, GBP (f) (g)	249	326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.77%, (1 Month USD LIBOR + 0.31%), 07/25/36 (f) (h)	1,825	1,743
Series 2006-A2-FF17, REMIC, 0.58%, (1 Month USD LIBOR + 0.12%), 12/25/36 (f) (h)	6,024	5,283
First NLC Trust
Series 2007-A1-1, REMIC, 0.53%, (1 Month USD LIBOR + 0.07%), 08/25/37 (f)	217	126
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 1.30%, (3 Month USD LIBOR + 1.09%), 07/15/31 (f)	900	894
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.88%, (SONIA + 0.27%), 06/18/38, GBP (e) (f)	42	55
Series 2007-A2A-1, 0.86%, (SONIA + 0.25%), 03/18/39, GBP (e) (f)	56	73
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.82%, (1 Month USD LIBOR + 0.36%), 09/25/46 (f) (h)	276	265
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (f) (h)	497	532
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	267	177
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.57%, 01/25/35 (f)	24	23
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 1.35%, (3 Month USD LIBOR + 1.86%), 07/21/31 (f)	700	698
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.17%, 04/19/34 (f)	74	71
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.64%, (1 Month USD LIBOR + 0.19%), 09/19/37 (f) (h)	19	18
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.76%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	653
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.58%, (SONIA + 1.05%), 05/25/53, GBP (f) (g) (h)	4,980	6,548
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 0.91%, (1 Month USD LIBOR + 0.45%), 02/25/36 (f) (h)	1,528	1,510
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 1.12%, (1 Month USD LIBOR + 0.66%), 10/25/35 (f) (h)	25	25
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	10	10
Series 2005-4A1-AR1, REMIC, 2.98%, 03/25/35 (f)	60	59
Series 2005-2A1-AR1, REMIC, 2.91%, 11/25/35 (f)	18	19
Series 2005-A1-16IP, REMIC, 1.10%, (1 Month USD LIBOR + 0.64%), 07/25/45 (f) (h)	84	75
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.67%, (1 Month USD LIBOR + 0.21%), 10/25/36 (f) (h)	38	38
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 2.60%, 07/25/35 (f)	28	28
Series 2005-2A1-A6, REMIC, 2.55%, 08/25/35 (f)	47	46
Series 2005-7A1-A6, REMIC, 3.11%, 08/25/35 (f)	54	53
Series 2005-4A1-A6, REMIC, 2.38%, 09/25/35 (f)	7	6
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (f)	199	190
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.29%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (f)	257	284
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 0.30%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,528	1,681
Kayne CLO 5 Ltd
Series 2019-AR-5A, 1.38%, (3 Month USD LIBOR + 1.12%), 07/26/32 (f)	500	496
KKR CLO 9 LTD.
Series AR2-9, 1.19%, (3 Month USD LIBOR + 0.95%), 07/15/30 (f)	500	497
KVK CLO Ltd
Series 2013-AR-1A, 1.14%, (3 Month USD LIBOR + 0.90%), 01/14/28 (f) (g)	59	59
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	437
LCM XV LP
Series AR2-15A, 1.13%, (3 Month USD LIBOR + 1.00%), 07/22/30 (f)	2,300	2,287
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 1.12%, (3 Month USD LIBOR + 0.87%), 07/19/27 (f)	3,838	3,827
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.71%, (1 Month USD LIBOR + 0.25%), 08/25/47 (f) (h)	575	560
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 1.70%, (1 Month USD LIBOR + 1.30%), 07/15/36 (f)	2,515	2,471
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 1.60%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,600	1,600
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.53%, (1 Month USD LIBOR + 1.13%), 10/15/23 (f)	807	801
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 0.58%, (1 Month USD LIBOR + 0.12%), 08/25/36 (f) (h)	421	202
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 1.50%, (3 Month USD LIBOR + 1.20%), 07/29/30 (f)	300	299
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 0.99%, (3 Month USD LIBOR + 0.75%), 04/16/29 (f)	694	691
Magnetite VIII, Limited
Series 2014-AR2-8A, 1.22%, (3 Month USD LIBOR + 0.98%), 04/15/31 (f)	300	299
Magnetite XVIII Ltd
Series 2016-AR2-18A, 1.02%, (3 Month USD LIBOR + 0.88%), 11/15/28 (f)	1,193	1,187
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	553	610
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.35%, (3 Month USD LIBOR + 0.87%), 11/22/27 (f)	190	190
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 1.64%, 12/25/33 (f)	50	48
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 10/25/35 (f) (h)	54	52
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.29%, 02/25/34 (f)	62	59
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 1.81%, 02/25/33 (f)	38	35
MidOcean Credit CLO II
Series 2013-ARR-2A, 1.33%, (3 Month USD LIBOR + 1.03%), 01/29/30 (f)	800	797
Midocean Credit Clo VIII
Series 2018-A1R-8A, 1.53%, (3 Month USD LIBOR + 1.05%), 02/20/31 (f)	900	891
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (f)	367	362
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 0.68%, (1 Month USD LIBOR + 0.22%), 10/25/36 (f) (h)	1,313	705

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 1.43%, (1 Month USD LIBOR + 0.98%), 07/25/34 (f) (h)	325	319
Series 2005-M2-HE2, REMIC, 1.12%, (1 Month USD LIBOR + 0.66%), 01/25/35 (f) (h)	1,338	1,302
Series 2005-M3-HE5, REMIC, 1.13%, (1 Month USD LIBOR + 0.68%), 09/25/35 (f) (h)	1,439	1,388
Series 2007-A1-HE6, REMIC, 0.52%, (1 Month USD LIBOR + 0.06%), 05/25/37 (f) (h)	42	38
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.46%, (1 Month USD LIBOR + 1.01%), 12/25/34 (f) (h)	182	184
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 1.33%, (3 Month USD LIBOR + 1.09%), 10/16/29 (f)	1,657	1,652
MP CLO VII LTD
Series 2015-AR3-1A, 1.13%, (3 Month USD LIBOR + 0.89%), 10/18/28 (f)	1,083	1,078
Navient Funding, LLC
Series 2004-A6B-3A, 0.81%, (3 Month USD LIBOR + 0.55%), 10/25/64 (f)	2,180	2,124
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 1.22%, (1 Month USD LIBOR + 0.77%), 02/25/35 (f)	262	254
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (f)	2,019	1,986
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 1.22%, (1 Month USD LIBOR + 0.77%), 05/25/35 (f) (h)	2,735	2,618
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 0.74%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (g)	1,700	1,864
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 1.03%, (3 Month USD LIBOR + 0.87%), 04/17/31 (f)	1,400	1,387
OZLM IX, Ltd.
Series 2014-A1A3-9A, 1.23%, (3 Month USD LIBOR + 1.10%), 10/20/31 (f)	300	298
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 1.22%, (3 Month USD LIBOR + 0.98%), 10/17/29 (f)	994	990
OZLM XVI Ltd
Series 2017-A1R-16A, 1.49%, (3 Month USD LIBOR + 1.03%), 05/16/30 (f)	2,900	2,886
OZLM XXIV Ltd
Series 2019-A1AR-24A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/32 (f)	600	596
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 0.00%, 10/15/31, EUR (f) (g)	1,000	1,107
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 1.05%, (3 Month USD LIBOR + 0.80%), 07/20/29 (f)	2,367	2,360
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 0.92%, (3 Month USD LIBOR + 0.80%), 10/15/29 (f)	2,700	2,687
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.02%, 10/25/37 (f)	541	515
Regatta VIII Funding Ltd
Series 2017-A-1A, 1.49%, (3 Month USD LIBOR + 1.25%), 10/17/30 (f)	900	898
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 1.33%, (1 Month USD LIBOR + 0.87%), 02/25/34 (f) (h)	879	863
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 1.09%, (1 Month USD LIBOR + 0.63%), 12/25/35 (f) (h)	697	695
Series 2006-M1-KS3, REMIC, 0.95%, (1 Month USD LIBOR + 0.50%), 04/25/36 (f) (h)	574	567
Series 2006-A4-EMX4, REMIC, 0.92%, (1 Month USD LIBOR + 0.46%), 06/25/36 (f) (h)	3,210	3,103
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	189	92
Residential Mortgage Securities 32 PLC
Series A-32A, 1.90%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,626	2,150
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 1.29%, (3 Month USD LIBOR + 1.03%), 10/23/30 (f)	800	794
Saranac CLO VI Limited
Series 2018-A1R-6A, 1.94%, (3 Month USD LIBOR + 1.14%), 08/13/31 (f)	1,300	1,290
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.77%, (1 Month USD LIBOR + 0.31%), 08/25/24 (f) (h)	477	466
Saxon Asset Securities Trust 2005-3
Series 2005-M3-4, REMIC, 1.18%, (1 Month USD LIBOR + 0.48%), 11/25/37 (f) (h)	2,000	1,864
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.61%, (1 Month USD LIBOR + 0.15%), 07/25/36 (f) (h)	398	197
Series 2006-A2C-HE1, REMIC, 0.78%, (1 Month USD LIBOR + 0.32%), 07/25/36 (f) (h)	2,765	1,196
SLM Student Loan Trust
Series 2008-A-9, 1.76%, (3 Month USD LIBOR + 1.50%), 04/25/23 (f)	873	873
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 1.46%, (3 Month USD LIBOR + 1.21%), 07/20/32 (f)	1,200	1,190
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 1.16%, (3 Month USD LIBOR + 0.90%), 01/23/29 (f)	1,127	1,121
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.39%, (3 Month USD LIBOR + 1.15%), 04/18/31 (f) (g)	300	297
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.66%, (1 Month USD LIBOR + 0.20%), 06/25/37 (f) (h)	1,600	1,302
Stratus CLO 2021-2 Ltd
Series 2021-A-2A, 1.07%, (3 Month USD LIBOR + 0.90%), 12/28/29 (f)	600	597
Stratus CLO 2021-3 Ltd
Series 2021-A-3A, 1.13%, (3 Month USD LIBOR + 0.95%), 12/29/29 (f)	1,300	1,295
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 1.11%, (1 Month USD LIBOR + 0.66%), 10/19/34 (f) (h)	8	7
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 2.46%, 02/25/34 (f)	91	89
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.19%, (3 Month USD LIBOR + 0.95%), 07/14/26 (f)	228	228
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 0.96%, (3 Month USD LIBOR + 0.83%), 10/25/29 (f)	500	498
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	17
THL Credit Wind River 2019-3 Clo Ltd
Series 2019-AR-3A, 1.32%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,100	1,090
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.34%, 07/25/36 (f)	2,342	2,049
Series 2005-A3-1, REMIC, 2.16%, 04/25/45 (f)	60	59
TICP CLO II-2 LTD
Series 2018-A1-IIA, 1.09%, (3 Month USD LIBOR + 0.84%), 04/20/28 (f)	602	602
Toro European CLO 7 DAC
Series ARE-7A, 0.81%, (3 Month EURIBOR + 1.15%), 02/15/34, EUR (f) (g)	1,800	1,968
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.24%, (SONIA + 1.14%), 10/20/51, GBP (f) (g) (h)	3,785	4,991
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 1.46%, (1 Month USD LIBOR + 1.00%), 07/25/27 (f)	840	840
Trinitas Euro CLO II Designated Activity Company
Series A-2A, 1.55%, (3 Month EURIBOR + 1.55%), 08/15/33, EUR (f) (g)	571	633

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 1.70%, (SOFR 30-Day Average + 1.65%), 02/17/39 (f) (h)	300	300
Venture 38 CLO Ltd
Series 2019-A1R-38A, 1.46%, (3 Month USD LIBOR + 1.16%), 07/30/32 (f)	1,500	1,487
Venture XVII CLO, Limited
Series 2014-ARR-17A, 1.12%, (3 Month USD LIBOR + 0.88%), 04/15/27 (f)	520	519
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.12%, (3 Month USD LIBOR + 0.88%), 07/15/27 (f)	386	385
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 1.27%, (3 Month USD LIBOR + 1.02%), 04/20/29 (f)	318	318
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 1.12%, (3 Month USD LIBOR + 0.99%), 07/22/30 (f)	1,200	1,193
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 1.37%, (3 Month USD LIBOR + 1.12%), 07/20/32 (f)	1,500	1,484
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 1.80%, (SOFR 30-Day Average + 1.90%), 02/18/39 (f)	700	700
Voya 2012-4 Ltd
Series 2012-A1R3-4A, 1.24%, (3 Month USD LIBOR + 1.00%), 10/15/30 (f)	500	497
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 1.45%, (3 Month USD LIBOR + 1.21%), 10/15/30 (f)	797	795
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 2.58%, 06/25/33 (f)	50	48
Series 2003-2A-AR9, REMIC, 2.38%, 09/25/33 (f)	33	31
Series 2005-3A1-AR10, REMIC, 2.02%, 08/25/35 (f)	7	7
Series 2005-2A1-AR14, REMIC, 2.86%, 12/25/35 (f)	58	56
Series 2006-1A-AR9, REMIC, 1.14%, (12 Month Treasury Average + 1.00%), 08/25/46 (f)	898	919
Series 2007-1A-OA4, REMIC, 0.91%, (12 Month Treasury Average + 0.77%), 05/25/47 (f)	183	173
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.37%, 03/25/33 (f)	24	23
Total Non-U.S. Government Agency Asset-Backed Securities (cost $170,622)		168,918
CORPORATE BONDS AND NOTES 1.3%
Financials 1.0%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	79
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (i) (j)	200	229
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,169
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	3,939
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,605
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (f) (i) (j)	600	685
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (g)	200	200
3.96%, 09/19/23 (g)	400	406
The Royal Bank of Scotland Group Public Limited Company
2.52%, (3 Month USD LIBOR + 1.55%), 06/25/24 (f) (j)	2,000	2,017
4.52%, 06/25/24 (j)	1,300	1,319
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,169
		18,817
Energy 0.2%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g) (k)	200	200
Petrobras Global Finance B.V.
5.09%, 01/15/30 (k)	3,043	3,041
		3,241
Industrials 0.1%
Komatsu Finance America Inc.
2.44%, 09/11/22 (e)	400	400
Park Aerospace Holdings Limited
4.50%, 03/15/23 (g)	200	201
		601
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	296
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	204
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	203
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	201
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	100
Communication Services 0.0%
Discovery Communications, LLC
2.95%, 03/20/23	53	53
Total Corporate Bonds And Notes (cost $23,407)		23,716
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (i) (j)	1	663
Total Preferred Stocks (cost $500)		663
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (l) (m)	1,620	1,620
U.S. Treasury Bill 0.0%
Treasury, United States Department of
0.13%, 05/03/22 (n)	1	1
Total Short Term Investments (cost $1,621)		1,621
Total Investments 123.8% (cost $2,328,697)		2,323,986
Total Forward Sales Commitments (2.2)% (proceeds $41,646)		(41,306)
Total Purchased Options 0.3% (cost $3,378)		6,440
Other Derivative Instruments (0.5)%		(10,317)
Other Assets and Liabilities, Net (21.4)%		(400,998)
Total Net Assets 100.0%		1,877,805

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $629,148.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $41,240 and 2.2% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of March 31, 2022.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

(n) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.2%)
Treasury Inflation Indexed Securities (2.2%)
Treasury, United States Department of
0.38%, 01/15/27 (a)	(39,107)	(41,306)
Total Government And Agency Obligations (proceeds $41,646)		(41,306)
Total Forward Sales Commitments (2.2%) (proceeds $41,646)		(41,306)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	229	—
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	8,361	9,712	0.5
Eurosail PLC, Series 2007-A3A-3X, 1.97%, 06/13/45	06/29/16	887	947	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,890	4,917	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.88%, 06/18/38	09/18/21	58	55	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.86%, 03/18/39	09/18/21	77	73	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	426	532	—
HM Treasury, 1.88%, 11/22/22	08/27/21	6,844	6,766	0.4
HM Treasury, 1.25%, 11/22/27	09/23/19	4,963	5,432	0.3
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.29%, 07/12/28	09/15/17	307	284	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	400	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	685	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	03/23/21	18,538	17,386	0.9
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24	08/27/21	13,768	13,455	0.7
		60,496	60,873	3.2

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	669	March 2023	EUR	167,706	92	(1,831)
Long Gilt	137	June 2022	GBP	16,652	54	(58)
United States Ultra Bond	31	June 2022		5,360	33	131
					179	(1,758)
Short Contracts
Australia 10 Year Bond	(44)	June 2022	AUD	(5,808)	(20)	171
Australia 3 Year Bond	(72)	June 2022	AUD	(8,044)	(25)	98
Euro BOBL	(497)	June 2022	EUR	(65,294)	(220)	1,379
Euro Bund	(53)	June 2022	EUR	(8,461)	(76)	57
Euro Buxl 30 Year Bond	(6)	June 2022	EUR	(1,164)	(18)	51
Euro OAT	(40)	June 2022	EUR	(6,182)	(54)	134
Euro Schatz	(1,647)	June 2022	EUR	(183,567)	(100)	1,309
Italy Government BTP Bond	(275)	June 2022	EUR	(39,701)	(329)	1,832
Italy Short Term Government BTP Bond	(201)	June 2022	EUR	(22,477)	(13)	188
Japan 10 Year Bond	(6)	June 2022	JPY	(904,056)	(36)	49
United States 10 Year Note	(437)	June 2022		(55,319)	(109)	1,623
United States 10 Year Ultra Bond	(468)	June 2022		(64,513)	(190)	1,114
United States 2 Year Note	(87)	July 2022		(18,454)	(14)	16
United States 5 Year Note	(333)	July 2022		(38,081)	(47)	(110)
United States Long Bond	(275)	June 2022		(42,533)	(172)	1,266
					(1,423)	9,177

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.84	(Q)	11/21/28		19,000	(14)	539
3M LIBOR (S)	Paying	1.89	(S)	11/21/53		3,800	28	(281)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(5)	(3)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(78)	(72)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	29	29
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	25	603
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	1	(117)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	3	(58)
HICP (A)	Receiving	0.09	(A)	05/15/22	EUR	1,100	4	86
HICP (A)	Receiving	0.33	(A)	07/15/22	EUR	4,100	(6)	391
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	55	(3,087)
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	300	(1)	(1)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(A)	09/21/32	GBP	13,600	(59)	1,083
U.K. Retail Price Index (A)	Receiving	4.22	(A)	08/15/22	GBP	2,000	(34)	170
U.K. Retail Price Index (A)	Receiving	4.18	(A)	09/15/22	GBP	2,200	(30)	180
U.K. Retail Price Index (A)	Receiving	4.48	(A)	09/15/23	GBP	2,100	27	189
U.K. Retail Price Index (A)	Receiving	6.29	(A)	03/15/24	GBP	8,300	71	35
U.K. Retail Price Index (A)	Receiving	4.74	(A)	12/15/26	GBP	1,700	31	115
U.K. Retail Price Index (A)	Receiving	4.62	(A)	02/15/27	GBP	4,700	64	228
U.K. Retail Price Index (A)	Receiving	4.63	(A)	02/15/27	GBP	5,500	75	258
U.K. Retail Price Index (A)	Receiving	4.30	(A)	01/15/32	GBP	6,500	170	412
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	(47)	(887)
U.K. Retail Price Index (A)	Paying	3.33	(A)	01/15/25	GBP	10,300	(74)	(1,792)
U.K. Retail Price Index (A)	Paying	3.47	(A)	08/15/25	GBP	12,100	(88)	(2,023)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	7,500	(157)	(1,743)
U.K. Retail Price Index (A)	Paying	3.48	(A)	08/15/30	GBP	12,200	(243)	(3,243)
U.K. Retail Price Index (A)	Paying	3.75	(A)	04/15/31	GBP	2,000	(36)	(447)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,700	(67)	(374)
U.K. Retail Price Index (A)	Paying	3.57	(A)	03/15/36	GBP	2,200	(65)	(628)
U.K. Retail Price Index (A)	Paying	3.58	(A)	03/15/36	GBP	4,700	(140)	(1,301)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		24,500	8	1,861
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(61)	1,523
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(4)	115
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(28)	779
U.S. CPURNSA (A)	Receiving	2.56	(A)	05/08/23		11,800	(37)	1,856
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	(4)	153
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(23)	903
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	(17)	540
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	(8)	242
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	(11)	416
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	(2)	77
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(9)	602
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(11)	702
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	(2)	61
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	(4)	131
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	(2)	2,234
U.S. CPURNSA (A)	Paying	7.27	(A)	05/01/22		4,300	—	(26)
U.S. CPURNSA (A)	Paying	5.00	(A)	03/03/23		10,000	22	(62)
U.S. CPURNSA (A)	Paying	4.95	(A)	03/07/23		5,300	12	(33)
U.S. CPURNSA (A)	Paying	5.03	(A)	03/08/23		1,000	2	(5)
U.S. CPURNSA (A)	Paying	5.47	(A)	03/21/23		5,300	13	3
U.S. CPURNSA (A)	Paying	5.50	(A)	03/21/23		7,700	18	6
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	28	(1,094)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	20	(900)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	18	(800)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	8	(913)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	14	(2,554)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	—	(502)
							(621)	(6,424)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Barclays Bank PLC (Q)	1.00	12/20/22	(700)	4	—	(1)
General Electric Company (Q)	1.00	12/20/23	(700)	8	—	48
				12	—	47

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Jun. 2022	400	EUR	150.00	05/20/22	2	2
Euro BOBL Future, May 2022	(66)	EUR	131.50	04/22/22	27	(167)
Euro Schatz Future, Jun. 2022	1,647	EUR	115.20	05/20/22	1	8
					30	(157)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Jun. 2022	Call	141.00	04/22/22	565	—
United States 5 Year Note Future, Jun. 2022	Call	122.50	04/22/22	55	—
United States Long Bond Future, Jun. 2022	Call	220.00	04/22/22	3	—
United States Long Bond Future, Jun. 2022	Call	210.00	04/22/22	193	—
					—

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 02/06/25	BCL	Call	1.41	02/02/23		37,100,000	68
3M LIBOR, 02/27/25	CIT	Call	1.72	02/23/23		64,100,000	198
3M LIBOR, 01/27/25	JPM	Call	1.71	01/25/23		68,300,000	186
3M LIBOR, 02/02/25	MSC	Call	1.43	01/31/23		37,000,000	69
3M LIBOR, 11/21/53	DUB	Put	2.24	11/17/23		14,100,000	1,313
6M EURIBOR, 11/08/52	BNP	Put	0.20	11/04/22	EUR	13,300,000	3,352
6M EURIBOR, 11/04/52	MSC	Put	0.19	11/02/22	EUR	4,600,000	1,254
							6,440

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.37, 12/20/26	BCL	Put	0.90	04/20/22		3,100,000	—
CDX.NA.IG.37, 12/20/26	BCL	Put	1.00	06/15/22		1,900,000	(1)
CDX.NA.IG.37, 12/20/26	BOA	Put	0.90	04/20/22		2,800,000	—
CDX.NA.IG.37, 12/20/26	BPC	Put	1.20	07/20/22		2,600,000	(2)
CDX.NA.IG.37, 12/20/26	DUB	Put	1.10	06/15/22		2,000,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	0.90	04/20/22		2,700,000	—
CDX.NA.IG.37, 12/20/26	JPM	Put	0.90	04/20/22		2,600,000	—
CDX.NA.IG.37, 12/20/26	JPM	Put	0.95	04/20/22		2,500,000	—
CDX.NA.IG.37, 12/20/26	JPM	Put	1.00	06/15/22		1,900,000	(1)
CDX.NA.IG.37, 12/20/26	MSC	Put	0.90	04/20/22		2,400,000	—
CDX.NA.IG.37, 12/20/26	MSC	Put	0.95	04/20/22		2,400,000	—
CDX.NA.IG.37, 12/20/26	MSC	Put	1.10	06/15/22		1,000,000	(1)
CDX.NA.IG.37, 12/20/26	MSC	Put	1.20	06/15/22		4,900,000	(2)
CDX.NA.IG.38, 06/20/27	BOA	Put	1.20	07/20/22		2,800,000	(3)
ITRAXX.EUR.36, 12/20/26	BCL	Put	0.90	05/18/22	EUR	1,600,000	(2)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.00	05/18/22	EUR	3,400,000	(2)
ITRAXX.EUR.36, 12/20/26	BCL	Put	0.85	05/18/22	EUR	1,700,000	(2)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.00	06/15/22	EUR	4,700,000	(6)
ITRAXX.EUR.36, 12/20/26	BCL	Put	1.20	07/20/22	EUR	2,800,000	(4)
ITRAXX.EUR.36, 12/20/26	BOA	Put	0.85	04/20/22	EUR	2,300,000	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.10	06/15/22	EUR	600,000	(1)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.00	06/15/22	EUR	1,200,000	(2)
ITRAXX.EUR.36, 12/20/26	BOA	Put	1.20	07/20/22	EUR	2,200,000	(3)
ITRAXX.EUR.36, 12/20/26	CIT	Put	0.85	05/18/22	EUR	1,700,000	—
ITRAXX.EUR.36, 12/20/26	GSC	Put	0.95	05/18/22	EUR	1,800,000	(1)
ITRAXX.EUR.36, 12/20/26	GSC	Put	0.95	06/15/22	EUR	1,600,000	(2)
ITRAXX.EUR.36, 12/20/26	MSC	Put	0.85	04/20/22	EUR	3,000,000	(1)
ITRAXX.EUR.36, 12/20/26	MSC	Put	0.90	04/20/22	EUR	2,100,000	(1)
ITRAXX.EUR.36, 12/20/26	MSC	Put	1.05	05/18/22	EUR	1,400,000	(1)
ITRAXX.EUR.36, 12/20/26	MSC	Put	0.90	05/18/22	EUR	1,700,000	(2)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	4.25	04/20/22	EUR	400,000	—
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	4.50	05/18/22	EUR	300,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	4.25	05/18/22	EUR	1,700,000	(6)
ITRAXX.EUR.XO.36, 12/20/26	BOA	Put	4.25	04/20/22	EUR	400,000	—
ITRAXX.EUR.XO.36, 12/20/26	BPC	Put	5.50	06/15/22	EUR	100,000	—
ITRAXX.EUR.XO.36, 12/20/26	GSC	Put	4.50	05/18/22	EUR	400,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	JPM	Put	4.00	04/20/22	EUR	400,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	MSC	Put	4.00	04/20/22	EUR	300,000	—
							(51)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—
Interest Rate Swaptions
3M LIBOR, 02/06/33	BCL	Call	1.56	02/02/23		8,100,000	(106)
3M LIBOR, 02/27/33	CIT	Call	1.74	02/23/23		14,200,000	(262)
3M LIBOR, 01/27/33	JPM	Call	1.79	01/25/23		15,200,000	(283)
3M LIBOR, 02/02/33	MSC	Call	1.58	01/31/23		8,100,000	(109)
3M LIBOR, 11/21/28	DUB	Put	2.34	11/17/23		69,600,000	(2,058)
6M EURIBOR, 05/11/27	BCL	Call	0.45	05/09/22	EUR	2,800,000	(1)
6M EURIBOR, 04/11/27	BPC	Call	0.50	04/07/22	EUR	2,500,000	—
6M EURIBOR, 05/18/27	CIT	Call	0.50	05/16/22	EUR	3,200,000	(3)
6M EURIBOR, 08/10/24	DUB	Call	0.35	08/08/22	EUR	200,000	—
6M EURIBOR, 04/12/27	JPM	Call	0.45	04/08/22	EUR	5,800,000	—
6M EURIBOR, 05/11/27	BCL	Put	0.65	05/09/22	EUR	2,800,000	(46)
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(5,550)
6M EURIBOR, 04/11/27	BPC	Put	0.70	04/07/22	EUR	2,500,000	(26)
6M EURIBOR, 05/18/27	CIT	Put	1.00	05/16/22	EUR	3,200,000	(20)
6M EURIBOR, 08/10/24	DUB	Put	0.55	08/08/22	EUR	200,000	(2)
6M EURIBOR, 04/12/27	JPM	Put	0.65	04/08/22	EUR	5,800,000	(76)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(1,770)
							(10,312)
Options on Securities
Federal National Mortgage Association, Inc., 2.50%, 05/15/52	JPM	Call	98.62	05/05/22		500,000	—
Federal National Mortgage Association, Inc., 2.50%, 05/15/52	JPM	Call	98.47	05/05/22		600,000	—
Federal National Mortgage Association, Inc., 2.50%, 05/15/52	JPM	Call	98.39	05/05/22		400,000	—
Federal National Mortgage Association, Inc., 3.00%, 04/15/52	JPM	Put	100.41	04/06/22		1,200,000	(31)
Federal National Mortgage Association, Inc., 3.00%, 05/15/52	JPM	Put	99.10	05/05/22		500,000	(9)
Federal National Mortgage Association, Inc., 3.00%, 05/15/52	JPM	Put	98.91	05/05/22		600,000	(10)
Federal National Mortgage Association, Inc., 3.00%, 05/15/52	JPM	Put	98.77	05/05/22		500,000	(8)
Federal National Mortgage Association, Inc., 3.00%, 06/15/51	JPM	Call	99.62	06/06/22		900,000	(3)
Federal National Mortgage Association, Inc., 3.00%, 06/15/51	JPM	Call	98.41	06/06/22		2,200,000	(15)
Federal National Mortgage Association, Inc., 3.00%, 06/15/51	JPM	Put	97.62	06/06/22		900,000	(11)
Federal National Mortgage Association, Inc., 3.00%, 06/15/51	JPM	Put	96.41	06/06/22		2,200,000	(17)
Federal National Mortgage Association, Inc., 3.50%, 06/15/52	JPM	Call	100.63	06/06/22		1,100,000	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Federal National Mortgage Association, Inc., 3.50%, 06/15/52	JPM	Put	98.63	06/06/22	1,100,000	(6)
						(115)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	JPM	05/20/22	CNY	23	4	—
EUR/USD	UBS	04/04/22	EUR	3,608	3,994	14
GBP/USD	BNP	04/04/22	GBP	879	1,155	(20)
GBP/USD	DUB	04/04/22	GBP	899	1,181	(5)
GBP/USD	DUB	04/04/22	GBP	762	1,001	2
JPY/USD	CIT	04/04/22	JPY	783,000	6,439	(89)
JPY/USD	CIT	04/04/22	JPY	454,300	3,736	2
MXN/USD	CIT	04/18/22	MXN	15,520	779	64
PEN/USD	BOA	04/11/22	PEN	2,306	627	6
PEN/USD	CIT	04/18/22	PEN	2,791	758	10
PEN/USD	SCB	04/25/22	PEN	98	27	1
PEN/USD	CIT	04/29/22	PEN	292	79	1
PEN/USD	CIT	05/04/22	PEN	294	80	—
PEN/USD	CIT	05/09/22	PEN	18,421	4,993	148
PEN/USD	BNP	08/08/22	PEN	2,306	620	8
RUB/USD	CIT	04/21/22	RUB	192	2	—
RUB/USD	DUB	04/21/22	RUB	494	5	—
RUB/USD	SCB	04/21/22	RUB	393	5	—
RUB/USD	UBS	04/21/22	RUB	1,241	15	(1)
RUB/USD	CIT	05/23/22	RUB	220	3	—
RUB/USD	DUB	05/23/22	RUB	271	3	—
RUB/USD	MSC	05/23/22	RUB	239	3	—
RUB/USD	SGS	05/23/22	RUB	370	4	(1)
RUB/USD	UBS	05/23/22	RUB	475	6	—
USD/AUD	CIT	04/04/22	AUD	(1,162)	(870)	(25)
USD/AUD	CIT	04/04/22	AUD	(12,269)	(9,187)	36
USD/CAD	MSC	04/04/22	CAD	(7,763)	(6,219)	(97)
USD/CNY	BCL	05/20/22	CNY	(23)	(4)	—
USD/EUR	UBS	04/04/22	EUR	(4,285)	(4,744)	(46)
USD/EUR	UBS	04/04/22	EUR	(104,043)	(115,181)	1,031
USD/GBP	BNP	04/04/22	GBP	(714)	(938)	—
USD/GBP	DUB	04/04/22	GBP	(2,196)	(2,885)	45
USD/GBP	JPM	04/04/22	GBP	(31,103)	(40,858)	813
USD/JPY	CIT	04/04/22	JPY	(3,126,600)	(25,714)	1,531
USD/MXN	BNP	07/01/22	MXN	(13,287)	(658)	(23)
USD/NZD	UBS	04/04/22	NZD	(35,104)	(24,348)	(596)
USD/PEN	BNP	04/11/22	PEN	(2,306)	(627)	(8)
USD/PEN	CIT	05/09/22	PEN	(18,421)	(4,993)	(488)
USD/PEN	BOA	07/25/22	PEN	(6,549)	(1,762)	(136)
USD/PEN	CIT	08/08/22	PEN	(3,436)	(923)	(9)
USD/PEN	CIT	12/23/22	PEN	(18,421)	(4,886)	(153)
USD/RUB	JPM	04/21/22	RUB	(2,320)	(28)	(11)
USD/RUB	JPM	05/23/22	RUB	(1,575)	(18)	(8)
					(219,324)	1,996

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	2,129,068	—	2,129,068
Non-U.S. Government Agency Asset-Backed Securities	—	168,918	—	168,918
Corporate Bonds And Notes	—	23,716	—	23,716
Preferred Stocks	663	—	—	663
Short Term Investments	1,620	1	—	1,621
	2,283	2,321,703	—	2,323,986
Liabilities - Securities
Government And Agency Obligations	—	(41,306)	—	(41,306)
	—	(41,306)	—	(41,306)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9,418	—	—	9,418
Centrally Cleared Interest Rate Swap Agreements	—	16,522	—	16,522
Centrally Cleared Credit Default Swap Agreements	—	48	—	48
Exchange Traded Futures Options	10	—	—	10
Exchange Traded Purchased Options	—	—	—	—
OTC Purchased Options	—	6,440	—	6,440
Open Forward Foreign Currency Contracts	—	3,712	—	3,712
	9,428	26,722	—	36,150
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,999)	—	—	(1,999)
Centrally Cleared Interest Rate Swap Agreements	—	(22,946)	—	(22,946)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	(1)
Exchange Traded Futures Options	(167)	—	—	(167)
OTC Written Options	—	(10,478)	—	(10,478)
Open Forward Foreign Currency Contracts	—	(1,716)	—	(1,716)
	(2,166)	(35,141)	—	(37,307)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 86.7%
Consumer Discretionary 15.8%
19th Holdings Golf, LLC
2022 Term Loan B, 3.75%, (SOFR + 3.25%), 01/27/29 (a)	3,000	2,963
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 0.00%, (SOFR + 3.75%), 06/17/28 (a) (b)	168	166
2021 1st Lien Term Loan B, 4.25%, (SOFR 30-Day Average + 3.75%), 06/17/28 (a)	4,754	4,705
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	5,985	5,719
Authentic Brands
2021 Delayed Draw Term Loan B2, 0.00%, (SOFR + 3.50%), 12/08/28 (a) (b)	7,488	7,356
Callaway Golf Company
Term Loan B, 4.71%, (3 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,747	2,740
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,947	6,746
Chamberlain Group Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 10/22/28 (a) (b)	4,000	3,947
Creative Artists Agency, LLC
2019 Term Loan B, 3.96%, (3 Month USD LIBOR + 3.75%), 11/19/26 (a)	2,845	2,838
Crocs Inc
Term Loan B, 4.03%, (3 Month Term SOFR + 3.50%), 01/27/29 (a)	26	26
Term Loan B, 4.45%, (3 Month Term SOFR + 3.50%), 01/27/29 (a)	10,474	10,201
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,152
DexKo Global Inc.
2021 USD Delayed Draw Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	531	520
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	2,791	2,730
Empire Today, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a) (b)	300	285
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a)	5,351	5,074
Employbridge LLC
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,127	7,035
Evergreen Acqco 1 LP
2021 USD Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 04/21/28 (a)	3,581	3,549
Fertitta Entertainment, LLC
2022 Term Loan B, 4.50%, (SOFR 30-Day Average + 4.00%), 01/13/29 (a)	5,595	5,560
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,331	2,326
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	5,892	5,862
Herschend Entertainment Company, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/18/28 (a) (b)	1,997	1,982
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (a)	1,496	1,485
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 5.00%, (1 Month USD LIBOR + 4.00%), 11/11/23 (a)	3,982	3,785
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/24 (a)	2,831	2,791
International Textile Group, Inc.
1st Lien Term Loan, 5.21%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	4,178	3,840
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	5,714	5,650
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	5,667	4,918
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	6,042	5,809
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	7,790	7,291
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,376
Naked Juice LLC
Delayed Draw Term Loan, 3.75%, (SOFR + 3.25%), 01/20/29 (a)	272	268
Term Loan, 3.75%, (SOFR + 3.25%), 01/20/29 (a)	4,723	4,638
2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 01/25/30 (a)	5,023	4,998
New Constellis Borrower LLC
2020 2nd Lien PIK Term Loan, 12.00%, (3 Month USD LIBOR + 11.00%), 03/27/25 (a)	328	144
Petmate
Incremental Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 09/15/28 (a)	5,300	5,119
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	2,901	2,889
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,633	2,569
Proampac PG Borrower LLC
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	4,013	3,918
Red Planet Borrower, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/23/28 (a)	6,110	6,019
Samsonite International S.A.
2020 Incremental Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.00%), 04/25/25 (a)	2,455	2,410
Scientific Games Holdings LP
2018 Term Loan B5, 0.00%, (SOFR + 3.50%), 02/03/29 (a) (b)	7,509	7,431
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	4,547	2,724
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,861	6,800
Springs Windows Fashions, LLC
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	4,513	4,370
Staples, Inc.
7 Year Term Loan, 5.32%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	8,691	8,196
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (a)	2,700	2,673
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,773	6,661
Trader Corporation
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,584
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	5,062	5,005
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.25%), 12/19/26 (a)	5,030	4,894
		208,737

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Health Care 14.6%
Accelerated Health Systems, LLC
2022 Term Loan B, 0.00%, (SOFR + 4.25%), 02/01/29 (a) (b)	6,300	6,249
2022 Term Loan B, 4.75%, (SOFR + 4.25%), 02/01/29 (a)	2,796	2,773
ADMI Corp.
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	5,970	5,890
Advisor Group, Inc.
2021 Term Loan, 4.71%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	6,485	6,450
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,517	3,365
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	4,884	4,802
ASP Navigate Acquisition Corp
Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	5,810	5,694
Athenahealth, Inc.
2022 Term Loan B, 4.00%, (SOFR 30-Day Average + 3.50%), 01/27/29 (a)	6,413	6,334
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.96%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,131	3,045
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 6.75%, (3 Month USD LIBOR + 6.00%), 09/28/27 (a)	3,190	3,134
Bausch Health Americas Inc.
Term Loan , 0.00%, (SOFR + 5.25%), 01/27/27 (a) (b)	4,000	3,955
CCRR Parent, Inc
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 03/06/28 (a)	3,991	3,966
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,671	3,651
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 12/31/24 (a)	4,684	4,377
Ensemble RCM, LLC
Term Loan, 4.05%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	4,246	4,217
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	4,688	4,676
Global Medical Response, Inc.
2017 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 09/26/24 (a) (b)	3,000	2,976
2017 Incremental Term Loan, 5.25%, (6 Month USD LIBOR + 4.25%), 09/26/24 (a)	499	495
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	4,018	3,985
Hunter Holdco 3 Limited
USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a)	6,892	6,857
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (a)	4,323	4,172
2nd Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.75%), 06/29/29 (a)	1,000	965
Knight Health Holdings LLC
Term Loan B, 5.76%, (3 Month USD LIBOR + 5.25%), 12/15/28 (a)	6,100	5,528
Kodiak Building Partners Inc.
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	5,333	5,206
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,417	9,170
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.50%), 11/23/28 (a)	4,483	4,424
Medical Solutions Holdings, Inc.
2021 Delayed Draw Term Loan , 4.00%, (3 Month USD LIBOR + 3.50%), 10/08/28 (a)	5,842	5,783
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	7,500	7,421
Napa Management Services Corporation
Term Loan B, 0.00%, (SOFR + 5.25%), 02/15/29 (a) (b)	2,500	2,463
Term Loan B, 6.15%, (SOFR + 5.25%), 02/15/29 (a)	2,500	2,463
National Mentor Holdings, Inc.
2021 Delayed Draw Term Loan , 0.00%, 02/18/28 (a) (b)	247	238
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	5,294	5,113
2021 Term Loan C, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	162
One Call Corporation
2021 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,932	2,712
Owens & Minor Distribution Inc
Term Loan , 0.00%, (SOFR + 3.75%), 03/23/29 (a) (b)	1,667	1,658
Padagis LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	3,750	3,715
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 4.51%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a)	3,121	3,075
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	370	365
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.70%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,651	1,628
2018 1st Lien Term Loan B, 4.72%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,733	1,708
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	3,974	3,915
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	10	10
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (a)	7,115	7,052
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	2,519	2,390
Tivity Health Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 06/23/28 (a) (b)	616	606
2021 Term Loan B, 4.46%, (3 Month USD LIBOR + 4.25%), 06/23/28 (a)	1,488	1,465
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 09/22/28 (a)	7,564	7,501
U.S. Renal Care, Inc.
2019 Term Loan B, 5.25%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	4,296	3,925
Upstream Rehabilition, Inc.
2021 Term Loan, 4.59%, (SOFR + 4.25%), 11/20/26 (a)	4,840	4,806
US Radiology Specialists, Inc.
2020 Term Loan, 5.75%, (3 Month USD LIBOR + 5.25%), 12/10/27 (a)	2,449	2,438
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.71%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	4,373	4,272
		193,240
Information Technology 13.6%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	7,785	7,678
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	933
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	7,041	6,914

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Avaya, Inc.
2021 Term Loan B2, 4.40%, (1 Month USD LIBOR + 4.00%), 12/15/27 (a)	4,400	4,345
Banff Merger Sub Inc
2021 USD Term Loan, 3.97%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	4,990	4,956
2021 USD 2nd Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.50%), 03/23/26 (a)	2,000	1,978
CMG Media Corporation
2021 Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,258	4,188
Conduent Business Services, LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 10/15/28 (a)	2,955	2,910
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	7,974	7,869
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (a)	6,455	6,382
DCert Buyer, Inc.
2019 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	2,355	2,335
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,729	2,682
Dotdash Meredith Inc
Term Loan B, 4.50%, (SOFR + 4.00%), 11/23/28 (a)	3,508	3,500
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	9,357	9,076
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	2,821	2,808
Eta Australia Holdings III Pty Ltd
Term Loan, 4.21%, (3 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,816	2,787
Global Tel*Link Corporation
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a) (b)	2,000	1,895
2018 1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	1,066	1,010
2018 2nd Lien Term Loan, 10.29%, (SOFR + 10.00%), 11/29/26 (a)	1,000	953
GoTo Group, Inc.
Term Loan B, 5.22%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	2,136	2,094
Indy US Bidco, LLC
2021 USD Term Loan, 3.96%, (3 Month USD LIBOR + 3.75%), 01/31/22 - 03/06/28 (a)	2,791	2,760
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.46%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	4,044	4,022
LogMeIn, Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a) (b)	250	245
Term Loan B, 5.22%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	7,477	7,330
McAfee, LLC
2022 USD Term Loan B, 4.50%, (SOFR 90-Day Average + 4.00%), 02/03/29 (a)	3,500	3,469
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/18/28 (a)	6,037	5,963
MH Sub I, LLC
2017 1st Lien Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	7,187	7,091
OneDigital Borrower LLC
2021 Term Loan, 4.75%, (SOFR 90-Day Average + 4.25%), 11/16/27 (a)	3,617	3,588
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (b)	352	348
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	7,756	7,690
Presidio Holdings Inc.
2020 Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	3	3
Presidio, Inc.
2020 Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	132	132
2020 Term Loan B, 3.80%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	2,577	2,557
Priority Payment Systems Holdings, LLC
2021 Term Loan, 6.75%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	4,812	4,776
Quest Software US Holdings Inc.
2022 Term Loan, 4.75%, (SOFR + 4.25%), 01/19/29 (a)	4,588	4,513
RealPage, Inc
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/18/28 (a)	5,762	5,690
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	4,736	4,618
2021 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 04/16/29 (a)	1,400	1,274
Rocket Software, Inc.
2018 Term Loan , 4.46%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	3,759	3,703
2021 USD Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 11/28/25 (a)	992	978
SITEL Worldwide Corporation
2021 USD Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 07/28/28 (a)	5,972	5,913
SkillSoft Corporation
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a) (b)	1,500	1,479
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	1,591	1,569
Sophia, L.P.
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	5,678	5,616
SurveyMonkey Inc.
2018 Term Loan B, 6.00%, (3 Month USD LIBOR + 3.75%), 10/10/25 (a)	1,764	1,750
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	7,207	7,092
ViaSat, Inc.
Term Loan, 5.00%, (SOFR + 4.50%), 02/23/29 (a)	1,655	1,644
Vision Solutions, Inc.
2021 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/24/28 (a)	6,042	5,971
		179,077
Industrials 12.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	5,749	5,815
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a) (c)	1,081	1,072
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,674	1,439
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,282	4,236
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 05/04/28 (a)	9,186	9,034
Amentum Government Services Holdings LLC
2022 Term Loan, 4.50%, (SOFR 90-Day Average + 4.00%), 02/07/29 (a)	2,765	2,734
2022 Term Loan, 4.78%, (SOFR 90-Day Average + 4.00%), 02/07/29 (a)	3,113	3,078
American Trailer World Corp.
Term Loan B, 4.50%, (SOFR 30-Day Average + 3.75%), 02/17/28 (a)	7,108	6,806
APX Group, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 07/01/28 (a) (b)	759	748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	4,643	4,575
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 3.50%), 07/01/28 (a)	13	12
Autokiniton US Holdings, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a)	1,741	1,713
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	2,901	2,763
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	711	677
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/16/27 (a)	4,367	4,339
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.75%), 11/23/27 (a)	7,498	7,274
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 12/31/24 (a)	8,917	8,816
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	1,466	1,437
2020 Term Loan B1, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	2,726	2,674
Echo Global Logistics, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/09/28 (a)	2,389	2,358
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.46%, (3 Month USD LIBOR + 4.25%), 06/22/25 (a)	5,065	4,936
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 05/19/28 (a)	3,397	3,345
Gloves Buyer, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/29/27 (a)	7,772	7,636
IBC Capital Limited
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a) (b)	1,723	1,682
2018 1st Lien Term Loan, 4.67%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	3,525	3,441
Infinite Bidco LLC
1st Lien Term Loan, 4.26%, (3 Month USD LIBOR + 3.75%), 02/25/28 (a)	4,377	4,298
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	4,467	4,393
LTI Holdings, Inc.
2021 Delayed Draw Term Loan , 4.96%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a)	375	371
2021 Term Loan, 4.96%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a)	622	615
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 05/04/28 (a)	7,876	7,803
Pelican Products, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a)	5,968	5,841
PODS, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 03/17/28 (a)	6,037	5,966
Polaris Newco LLC
USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,665	8,593
RelaDyne Inc.
2022 Term Loan B, 4.75%, (SOFR + 4.25%), 01/25/29 (a)	7,176	7,104
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 02/14/26 (a) (c)	373	280
Service Logic Acquisition, Inc
Delayed Draw Term Loan, 4.00%, 10/23/27 (a)	312	308
Term Loan, 4.15%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	31	30
Delayed Draw Term Loan, 4.75%, 10/23/27 (a)	80	79
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	3,349	3,310
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a)	3,185	3,055
Titan Acquisition Limited
2018 Term Loan B, 3.35%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	5,673	5,541
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	4,028	3,974
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,837	2,805
Vaco Holdings, LLC
2022 Term Loan, 5.75%, (SOFR + 5.00%), 01/07/29 (a)	3,083	3,057
Watlow Electric Manufacturing Company
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/18/28 (a)	2,784	2,745
West Corporation
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/03/24 (a)	3,493	3,181
		165,989
Materials 8.6%
Brook and Whittle Holding Corp.
2021 First Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 12/14/28 (a)	3,080	3,027
2021 Delayed Draw Term Loan , 6.25%, (PRIME + 3.00%), 12/14/28 (a)	78	76
Eastman Chemical Company
2021 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 08/12/28 (a)	4,101	4,055
Flex Acquisition Company, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (a)	9,270	9,246
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 02/04/26 (a) (b)	1,900	1,725
2021 Term Loan B, 5.55%, (6 Month USD LIBOR + 4.75%), 02/04/26 (a)	5,705	5,181
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.71%, (3 Month USD LIBOR + 3.50%), 08/15/25 (a)	5,656	5,521
New AMI I, LLC
Term Loan , 0.00%, (SOFR + 6.50%), 03/09/29 (a) (b)	4,200	4,045
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan , 0.00%, 09/22/28 (a) (b)	533	519
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/22/28 (a)	3,651	3,557
Novolex
Term Loan , 0.00%, (SOFR + 4.25%), 03/30/29 (a) (b)	3,850	3,786
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	3,146	3,057
Onex TSG Intermediate Corp.
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/23/28 (a)	5,324	5,271
Perstorp Holding AB
USD Term Loan B, 4.91%, (3 Month USD LIBOR + 4.75%), 04/03/26 (a)	4,912	4,874
Plaze, Inc.
2019 Term Loan B, 3.61%, (3 Month USD LIBOR + 3.50%), 07/17/26 (a) (c)	3,872	3,727
2020 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/03/26 (a) (c)	992	955
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/20/25 (a)	2,751	2,725
2018 2nd Lien Term Loan, 8.75%, (3 Month USD LIBOR + 7.75%), 03/20/26 (a)	250	246
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.99%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	5,759	5,572

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Polymer Additives, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a) (b)	3,000	2,865
2018 1st Lien Term Loan, 6.30%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	1,740	1,662
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	5,985	5,804
2021 2nd Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	2,000	1,938
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/13/28 (a)	3,818	3,797
2021 Delayed Draw Term Loan , 5.00%, (3 Month USD LIBOR + 4.00%), 08/31/28 (a)	205	204
Ring Container Technologies Group, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/12/28 (a)	15	15
2021 Term Loan B, 4.27%, (3 Month USD LIBOR + 3.75%), 08/12/28 (a)	2,998	2,947
Runner Buyer, Inc.
2021 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a) (c)	5,864	5,600
Smyrna Ready Mix Concrete
Term Loan , 0.00%, (SOFR + 4.25%), 03/24/29 (a) (b)	1,500	1,478
Sylvamo Corporation
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (a) (c)	5,931	5,783
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	5,678	5,527
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	4,454	4,396
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	170	167
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 07/22/26 (a)	1,906	1,879
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,445	2,323
		113,550
Financials 6.3%
Acrisure, LLC
2020 Term Loan B, 3.72%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,045	3,981
2021 Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 02/15/27 (a)	497	493
2021 First Lien Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	2,581	2,567
AqGen Island Holdings, Inc.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	2,744	2,720
Aretec Group, Inc.
2018 Term Loan , 4.46%, (3 Month USD LIBOR + 4.25%), 08/15/25 (a)	7,427	7,356
Atlas CC Acquisition Corp
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	5,641	5,611
Term Loan C, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	1,147	1,141
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	6,495	6,394
CPC Acquisition Corp
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	9,699	9,409
Crown Finance US, Inc.
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (a)	2,469	1,899
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	4,101	4,050
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,364	3,247
ION Trading Finance Limited
2021 USD Term Loan, 4.97%, (1 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,518	5,468
LSF11 A5 Holdco LLC
Term Loan, 4.36%, (SOFR + 3.50%), 09/30/28 (a)	4,032	3,970
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	2,853	2,837
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,903	2,835
Raptor Acquisition Corp.
2021 Term Loan, 4.93%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a)	5,032	4,999
RLG Holdings, LLC
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (a)	3,216	3,184
2021 2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 07/02/29 (a)	1,000	990
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 12/31/24 (a)	3,583	3,539
Tiger Acquisition, LLC
2021 Term Loan, 3.76%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	2,783	2,665
Venga Finance S.a r.l.
2021 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 11/03/28 (a) (b)	4,584	4,445
		83,800
Communication Services 6.2%
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 12/10/29 (a) (c)	2,500	2,475
Allen Media, LLC
2021 Term Loan B, 5.72%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a)	4,675	4,630
Altice Financing S.A.
2017 USD Term Loan B, 2.99%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,496	2,427
USD 2017 1st Lien Term Loan, 2.99%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,164	1,120
Altice France S.A.
USD Term Loan B12, 3.93%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,419	3,337
2018 Term Loan B13, 4.51%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	4,897	4,801
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a) (b)	3,982	3,542
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 3.35%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a)	2,969	2,642
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,716	2,678
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.71%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	15	15
Term Loan B, 3.80%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	5,954	5,847
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	4,687
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (a)	2,997	1,013
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	5,617	5,605
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	7,446	7,381
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	11	11
2021 Exit Term Loan B, 0.00%, (SOFR + 4.25%), 01/25/29 (a) (b)	2,036	1,999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (a)	2,447	2,403
PUG LLC
USD Term Loan , 3.71%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,539	3,463
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	4,351	4,309
Securus Technologies Holdings Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a) (b)	300	285
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	5,654	5,371
Solis IV BV
USD Term Loan B1, 4.00%, (SOFR 90-Day Average + 3.50%), 02/09/29 (a)	2,939	2,876
Telesat Canada
Term Loan B5, 2.96%, (1 Month USD LIBOR + 2.75%), 11/22/26 (a)	1,525	1,133
Zacapa S.a. r.l.
2022 Term Loan, 0.00%, (SOFR + 4.25%), 02/10/29 (a) (b)	7,324	7,268
		81,318
Consumer Staples 5.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.96%, (3 Month USD LIBOR + 3.75%), 09/19/25 (a)	1,585	1,371
2021 Incremental Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 10/01/25 (a)	5,985	5,312
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	2,436	2,397
BCPE North Star US HoldCo 2, Inc.
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 06/09/28 (a)	7,521	7,359
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.90%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	7,230	6,953
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,131	3,922
MPH Acquisition Holdings LLC
2021 Term Loan B, 4.76%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	8,316	8,066
Olaplex, Inc
2022 Term Loan, 4.25%, (SOFR + 3.75%), 02/17/29 (a)	1,959	1,949
PECF USS Intermediate Holding III Corporation
Term Loan B, 4.75%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	8	8
Term Loan B, 4.76%, (3 Month USD LIBOR + 4.25%), 11/04/28 (a)	3,260	3,225
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3 Month USD LIBOR + 5.50%), 08/02/24 (a)	2,828	2,809
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (a)	9,093	8,809
Sigma Bidco B.V.
2018 USD Term Loan B2, 0.00%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a) (b)	2,000	1,811
2018 USD Term Loan B2, 3.35%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a)	5,637	5,103
Sovos Brands Intermediate, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 06/02/28 (a)	4,156	4,105
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	4,256	4,144
Verscend Holding Corp.
2021 Term Loan B, 4.21%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,069	5,044
		72,387
Energy 2.8%
AL NGPL Holdings, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a)	2,964	2,944
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	5,731	5,696
EG America LLC
2018 USD Term Loan, 4.22%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	6,709	6,589
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	100	98
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 11/24/28 (a)	8,302	8,225
Medallion Midland Acquisition, LLC
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/18/28 (a)	4,210	4,160
Natgasoline LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,863	2,827
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (SOFR 90-Day Average + 4.25%), 09/22/24 (a)	6,001	5,968
		36,507
Utilities 0.7%
Helix Gen Funding, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,570	5,411
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	4,287	4,228
		9,639
Total Senior Floating Rate Instruments (cost $1,167,339)		1,144,244
CORPORATE BONDS AND NOTES 8.6%
Communication Services 2.2%
Audacy, Inc.
6.75%, 03/31/29 (d)	2,825	2,638
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (d)	3,755	3,774
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (d)	3,825	3,677
iHeartCommunications, Inc.
8.38%, 05/01/27	2,665	2,755
Iliad Holding
7.00%, 10/15/28 (d)	3,936	3,943
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	3,819	3,920
Midas Opco Holdings LLC
5.63%, 08/15/29 (d)	3,835	3,620
Telesat Canada
6.50%, 10/15/27 (d)	2,102	1,031
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	3,790	3,887
		29,245
Consumer Discretionary 1.6%
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (d)	3,164	3,227
Life Time, Inc.
5.75%, 01/15/26 (d)	4,500	4,495
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	4,115	3,799
NMG Holding Company, Inc.
7.13%, 04/01/26 (d)	3,195	3,288
PM General Purchaser LLC
9.50%, 10/01/28 (d)	3,200	3,143
Tenneco Inc.
5.00%, 07/15/26	3,000	2,951
		20,903
Financials 1.3%
Acrisure, LLC
7.00%, 11/15/25 (d)	1,420	1,417

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
6.00%, 08/01/29 (d)	2,691	2,491
Navient Corporation
6.75%, 06/15/26	2,270	2,332
NFP Corp.
6.88%, 08/15/28 (d)	1,404	1,341
SLM Corporation
5.63%, 08/01/33	1,800	1,515
USA Compression Finance Corp.
6.88%, 09/01/27	4,000	4,021
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	4,142	3,898
		17,015
Energy 1.1%
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	3,960	4,037
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	3,760	3,860
EQM Midstream Partners, LP
4.50%, 01/15/29 (d)	3,170	2,979
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (d)	3,985	3,987
		14,863
Industrials 0.7%
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	1,220	1,261
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (d)	4,155	3,782
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (d)	3,115	2,864
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	621	611
4.63%, 04/15/29 (d)	856	815
		9,333
Health Care 0.5%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	3,318	2,741
Tenet Healthcare Corporation
6.13%, 10/01/28 (d)	3,865	3,929
		6,670
Materials 0.4%
CVR Partners, LP
6.13%, 06/15/28 (d)	1,204	1,209
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	3,758	3,741
		4,950
Utilities 0.3%
Calpine Corporation
5.13%, 03/15/28 (d)	4,080	3,892
Information Technology 0.2%
ams AG
7.00%, 07/31/25 (d)	3,557	3,617
Consumer Staples 0.2%
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	2,850	2,366
Real Estate 0.1%
EPR Properties
3.75%, 08/15/29	1,313	1,239
Total Corporate Bonds And Notes (cost $119,361)		114,093
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	389
iHeartMedia, Inc. - Class A (e)	48	906
		1,295
Health Care 0.0%
Inotiv, Inc. (e)	3	81
Financials 0.0%
AFGlobal Corporation (c) (f)	39	39
Freedom Group Inc. (c) (e)	57	—
Energy 0.0%
Vantage Drilling International (e)	—	4
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (c) (e)	21	3
Total Common Stocks (cost $7,579)		1,422
WARRANTS 0.0%
AFGlobal Corporation (c) (e)	5	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (e) (g)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.0%
Investment Companies 6.0%
JNL Government Money Market Fund, 0.01% (h) (i)	78,619	78,619
Total Short Term Investments (cost $78,619)		78,619
Total Investments 101.4% (cost $1,372,898)		1,338,378
Other Assets and Liabilities, Net (1.4)%		(18,389)
Total Net Assets 100.0%		1,319,989

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $99,280 and 7.5% of the Fund.

(e) Non-income producing security.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	39	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth, Inc. - 2022 Delayed Draw Term Loan	1,087	(8)
Brook and Whittle Holding Corp. - 2021 Delayed Draw Term Loan	739	(11)
Medical Solutions Holdings, Inc. - 2021 Delayed Draw Term Loan	1,113	(8)
Pro Mach Group, Inc. - 2021 Delayed Draw Term Loan	277	-
Service Logic Acquisition, Inc - Delayed Draw Term Loan	312	(4)
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	101	(2)
	3,629	(33)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,124,352	19,892	1,144,244
Corporate Bonds And Notes	—	114,093	—	114,093
Common Stocks	1,380	—	42	1,422
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	78,619	—	—	78,619
	79,999	1,238,445	19,934	1,338,378
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(33)	—	(33)
	—	(33)	—	(33)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 90.6%
Communication Services 17.1%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	8,689	8,248
Altice France Holding S.A.
5.13%, 07/15/29 (a)	6,177	5,534
5.50%, 10/15/29 (a)	3,708	3,331
Altice France S.A.
6.00%, 02/15/28 (a)	2,206	1,903
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (b) (c)	2,610	2,342
7.50%, 02/15/29 (a)	4,187	4,071
Audacy, Inc.
6.75%, 03/31/29 (a) (d)	6,832	6,380
CCO Holdings, LLC
5.00%, 02/01/28 (a)	2,430	2,406
5.38%, 06/01/29 (a)	14,979	14,952
4.75%, 02/01/32 (a)	2,273	2,118
4.50%, 05/01/32	2,702	2,473
4.25%, 01/15/34 (a)	3,908	3,389
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	4,053
7.60%, 09/15/39	903	870
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,318
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	4,776	4,800
7.50%, 06/01/29 (a)	8,034	8,018
Connect Finco SARL
6.75%, 10/01/26 (a)	1,790	1,825
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	7,238	6,677
CSC Holdings, LLC
5.38%, 02/01/28 (a)	13,374	12,986
7.50%, 04/01/28 (a)	4,621	4,541
4.13%, 12/01/30 (a)	1,460	1,286
4.50%, 11/15/31 (a)	11,194	10,032
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (d)	9,806	9,807
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	900
6.63%, 08/15/27 (a)	3,848	796
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	5,874	5,791
DISH DBS Corporation
5.88%, 11/15/24	3,228	3,225
7.75%, 07/01/26	5,020	4,983
5.25%, 12/01/26 (a)	2,338	2,231
5.75%, 12/01/28 (a)	1,271	1,207
Embarq Corporation
8.00%, 06/01/36	4,492	4,329
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	433	431
5.00%, 05/01/28 (a)	3,082	2,966
6.75%, 05/01/29 (a)	10,184	9,790
Gray Television, Inc.
5.38%, 11/15/31 (a)	6,294	6,020
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,821
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,326
8.38%, 05/01/27	9,254	9,567
5.25%, 08/15/27 (a)	2,751	2,722
Iliad Holding
7.00%, 10/15/28 (a)	9,227	9,244
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	9,901	10,162
5.13%, 07/15/29 (a)	6,701	6,403
Level 3 Financing, Inc.
4.25%, 07/01/28 (a)	3,674	3,373
3.63%, 01/15/29 (a)	3,743	3,275
Liberty Media Corporation
8.25%, 02/01/30 (d)	5,192	4,751
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	12,062	11,385
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	11,385	10,777
Sirius XM Radio Inc.
3.88%, 09/01/31 (a)	7,508	6,833
Sprint Corporation
7.13%, 06/15/24	14,000	15,020
6.88%, 11/15/28	1,622	1,878
SSL Robotics LLC
9.75%, 12/31/23 (a)	1,176	1,253
Telecom Italia SpA
6.00%, 09/30/34	4,354	4,025
Telesat Canada
5.63%, 12/06/26 (a)	3,062	2,337
6.50%, 10/15/27 (a)	6,349	3,114
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	13,164	13,501
T-Mobile US, Inc.
3.38%, 04/15/29	4,669	4,450
		294,246
Consumer Discretionary 16.5%
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)	1,684	1,568
5.00%, 02/15/32 (a)	5,068	4,715
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	5,886	5,671
Carnival Corporation
7.63%, 03/01/26 (a)	3,941	3,968
5.75%, 03/01/27 (a)	5,706	5,439
4.00%, 08/01/28 (a)	1,298	1,210
6.00%, 05/01/29 (a)	3,296	3,106
CDI Escrow Issuer Inc
5.75%, 04/02/30 (a)	4,653	4,703
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	4,609	4,944
Ford Motor Company
6.63%, 10/01/28	2,051	2,242
9.63%, 04/22/30	2,174	2,835
3.25%, 02/12/32	4,348	3,883
5.29%, 12/08/46	1,388	1,349
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	11,268	11,492
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	6,085	6,089
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	5,329	5,085
4.88%, 07/01/31 (a)	4,684	4,358
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (c)	5,042	4,975
International Game Technology PLC
4.13%, 04/15/26 (a)	1,231	1,216
5.25%, 01/15/29 (a)	2,474	2,468
IRB Holding Corp.
6.75%, 02/15/26 (a)	3,813	3,881
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	6,287	6,373
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	2,867	2,851
5.88%, 01/15/28 (a)	1,870	1,712
5.50%, 07/15/29 (a)	6,265	5,575
KB Home
4.80%, 11/15/29	2,550	2,466
L Brands, Inc.
7.50%, 06/15/29	4,053	4,393
6.88%, 11/01/35	4,284	4,413
Life Time, Inc.
5.75%, 01/15/26 (a)	4,726	4,721
8.00%, 04/15/26 (a) (d)	8,890	8,875
Macys Retail Holdings
5.88%, 03/15/30 (a)	3,586	3,539
6.13%, 03/15/32 (a)	5,427	5,360

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,671	5,937
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	862	885
MCE Finance Limited
5.38%, 12/04/29 (a)	6,530	5,571
Meritage Homes Corporation
3.88%, 04/15/29 (a)	2,980	2,838
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	6,554	6,051
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,093
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (a)	3,654	3,172
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	6,970	7,173
Nordstrom, Inc.
4.00%, 03/15/27 (d)	5,381	5,188
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	6,927	7,188
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,085	6,284
PM General Purchaser LLC
9.50%, 10/01/28 (a)	8,987	8,828
QVC, Inc.
5.45%, 08/15/34	7,648	6,378
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,618
9.13%, 06/15/23 (a)	2,600	2,710
4.25%, 07/01/26 (a)	3,835	3,570
5.50%, 08/31/26 (a)	6,895	6,700
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	1,781	1,826
7.00%, 05/15/28 (a)	1,000	1,037
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a)	7,496	7,159
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	7,847	7,412
Staples, Inc.
7.50%, 04/15/26 (a)	4,035	3,916
10.75%, 04/15/27 (a) (d)	4,668	4,155
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	6,058
Tenneco Inc.
5.13%, 04/15/29 (a)	12,277	12,177
The Gap, Inc.
3.63%, 10/01/29 (a)	797	706
3.88%, 10/01/31 (a)	4,917	4,292
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	4,650	4,789
Travel + Leisure Co.
4.50%, 12/01/29 (a)	3,236	3,006
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	2,456	2,573
6.00%, 04/01/27 (b) (e)	158	163
4.63%, 03/01/30 (a)	2,913	2,709
		283,637
Energy 15.3%
Aethon United BR LP
8.25%, 02/15/26 (a)	8,115	8,444
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	3,017	3,266
5.75%, 03/01/27 (a)	4,974	5,071
5.38%, 06/15/29 (a)	6,617	6,608
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	4,171	4,115
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	8,012	8,225
8.25%, 12/31/28 (a)	1,900	1,994
Baytex Energy Corp.
8.75%, 04/01/27 (a)	5,059	5,451
Bip-V Chinook
5.50%, 06/15/31 (a)	11,989	11,822
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,226
6.63%, 07/15/26 (a)	1,772	1,801
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	1,349	1,293
5.85%, 11/15/43	2,681	2,276
5.60%, 10/15/44	1,477	1,238
Callon Petroleum Company
6.38%, 07/01/26	5,841	5,804
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	869	791
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,623
6.38%, 06/15/26 (a)	7,028	7,073
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	4,116	4,246
DT Midstream, Inc.
4.13%, 06/15/29 (a)	2,230	2,140
4.38%, 06/15/31 (a)	2,289	2,191
Energean Israel Finance Ltd
4.88%, 03/30/26 (f)	8,119	7,835
Energy Transfer LP
6.50%, (100, 08/15/26) (g)	1,017	1,002
6.75%, (100, 05/15/25) (g)	3,033	2,950
7.13%, (100, 05/15/30) (g)	2,228	2,172
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,630
6.50%, 07/01/27 (a)	2,452	2,560
4.50%, 01/15/29 (a)	7,665	7,203
4.75%, 01/15/31 (a)	4,985	4,674
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	8,220	8,319
5.75%, 02/01/29 (a)	1,909	1,910
Husky Energy Inc.
13.00%, 02/15/25 (a) (c)	8,017	8,338
ITT Holdings LLC
6.50%, 08/01/29 (a)	7,652	7,042
MEG Energy Corp.
6.50%, 01/15/25 (a)	958	974
7.13%, 02/01/27 (a)	3,364	3,524
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,838
5.88%, 12/01/27	5,159	5,250
Nabors Industries Ltd
7.50%, 01/15/28 (a)	6,928	6,753
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	4,629	4,809
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,323
5.63%, 04/28/27	2,815	2,757
6.38%, 10/01/30	6,404	6,489
Occidental Petroleum Corporation
6.95%, 07/01/24	6,706	7,199
3.20%, 08/15/26	6,658	6,549
8.88%, 07/15/30	2,690	3,459
6.45%, 09/15/36	7,203	8,465
7.95%, 06/15/39	1,858	2,357
6.60%, 03/15/46	1,269	1,503
PDV America, Inc.
9.25%, 08/01/24 (a) (d)	4,575	4,622
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a) (d)	2,627	2,673
Southwestern Energy Company
7.75%, 10/01/27	3,076	3,257
8.38%, 09/15/28	3,143	3,460
5.38%, 02/01/29 - 03/15/30	8,643	8,783
4.75%, 02/01/32	5,964	5,957
Tap Rock Resources LLC
7.00%, 10/01/26 (a)	4,789	4,956
Targa Resources Corp.
5.50%, 03/01/30	2,404	2,498
Transocean Inc
11.50%, 01/30/27 (a)	2,413	2,506
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,021	3,990

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	6,359	6,175
4.13%, 08/15/31 (a)	759	745
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (h) (i) (j)	5,000	—
		264,204
Financials 11.8%
Acrisure, LLC
7.00%, 11/15/25 (a)	4,010	4,001
6.00%, 08/01/29 (a)	5,827	5,393
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	6,896
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	3,880	3,732
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	2,650	2,550
Castlelake Aviation Finance Designated Activity Company
5.00%, 04/15/27 (a) (d)	4,273	3,815
Citigroup Inc.
5.00%, (100, 09/12/24) (g)	5,806	5,754
Credit Suisse Group AG
6.25%, (100, 12/18/24) (a) (g) (k)	3,505	3,531
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	5,971
8.50%, 10/30/25 (a)	4,993	5,110
Ford Motor Credit Company LLC
3.09%, 01/09/23	1,640	1,642
4.06%, 11/01/24	2,333	2,327
5.13%, 06/16/25	2,122	2,175
4.27%, 01/09/27	5,000	4,949
4.95%, 05/28/27	1,673	1,701
4.13%, 08/17/27	1,930	1,887
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	9,256	8,842
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	2,318	2,109
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,597
Icahn Enterprises L.P.
6.25%, 05/15/26	11,419	11,718
5.25%, 05/15/27	3,228	3,171
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (c)	1,263	1,250
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	9,354	8,610
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	9,319	8,982
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	7,399	6,883
Markel Corporation
6.00%, (100, 06/01/25) (g)	4,346	4,534
Navient Corporation
6.75%, 06/25/25 - 06/15/26	4,866	5,002
5.50%, 03/15/29	3,387	3,165
NFP Corp.
6.88%, 08/15/28 (a)	7,287	6,958
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	4,676
4.75%, 07/15/31 (a)	5,436	5,428
Nordic Aviation Capital
0.00%, 02/27/24 - 03/14/27 (c) (f) (h) (i) (j)	7,721	5,983
Petershill II LP
5.00%, 07/15/39 (f) (j)	3,601	3,349
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	3,929	3,446
SLM Corporation
6.13%, 03/25/24	5,433	5,571
5.63%, 08/01/33	4,865	4,093
Springleaf Finance Corporation
8.88%, 06/01/25	1,716	1,809
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	4,000	3,865
UBS Group AG
4.88%, (100, 02/12/27) (a) (g)	5,602	5,390
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	13,316	13,416
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	9,618	9,051
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	—
		203,332
Industrials 11.1%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,693	5,765
9.75%, 07/15/27 (a)	3,175	3,281
4.63%, 06/01/28 (a)	2,333	2,203
American Airlines, Inc.
11.75%, 07/15/25 (a)	3,780	4,415
5.50%, 04/20/26 (a)	6,471	6,466
5.75%, 04/20/29 (a)	8,781	8,751
APX Group, Inc.
5.75%, 07/15/29 (a) (d)	5,817	5,314
Bombardier Inc.
7.50%, 03/15/25 (a)	2,581	2,595
7.13%, 06/15/26 (a)	3,009	2,949
6.00%, 02/15/28 (a)	3,033	2,842
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,435	1,488
4.25%, 02/01/32 (a)	12,947	12,057
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,096	3,993
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/29 (a)	2,813	2,851
8.75%, 04/15/30 (a)	6,655	6,264
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a) (d)	4,993	4,262
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,527
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,258	3,235
9.75%, 08/01/27 (a)	1,000	1,046
5.50%, 05/01/28 (a)	11,012	10,024
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,357
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,798	4,374
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,955	4,901
Masonite International Corporation
5.38%, 02/01/28 (a)	1,599	1,611
MIWD Holdco II LLC
5.50%, 02/01/30 (a)	1,572	1,470
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (d)	5,790	5,483
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,039
6.25%, 01/15/28 (a)	7,129	6,982
Rolls-Royce Plc
5.75%, 10/15/27 (a)	7,073	7,255
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,405
Summit Materials, LLC
5.25%, 01/15/29 (a)	3,952	3,904
Terex Corporation
5.00%, 05/15/29 (a)	5,442	5,228
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,207
6.25%, 03/15/26 (a)	9,550	9,833
TransDigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,926
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,503	1,588
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	8,169
4.50%, 08/15/29 (a)	1,620	1,519
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	1,269	1,249
4.63%, 04/15/29 (a)	9,307	8,860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Vertical Holdco GmbH
7.63%, 07/15/28 (a) (d)	5,168	5,171
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	2,352	2,334
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	5,192	5,109
		191,302
Health Care 5.0%
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	7,034	7,205
8.50%, 01/31/27 (a) (d)	5,649	5,633
7.00%, 01/15/28 (a)	1,559	1,397
4.88%, 06/01/28 (a)	735	704
6.25%, 02/15/29 (a)	7,744	6,398
Centene Corporation
3.38%, 02/15/30	3,553	3,349
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (d)	2,887	2,826
4.75%, 02/15/31 (a)	5,716	5,402
Endo Designated Activity Company
9.50%, 07/31/27 (a) (d)	4,946	4,350
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (a)	2,492	2,273
HCA Inc.
5.38%, 02/01/25	3,341	3,482
IQVIA Inc.
5.00%, 05/15/27 (a)	4,764	4,819
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	6,224	5,757
5.25%, 10/01/29 (a) (d)	5,684	5,288
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,187	1,225
7.25%, 02/01/28 (a)	931	959
Owens & Minor, Inc.
6.63%, 04/01/30 (a)	2,892	2,976
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	3,896
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	6,241	6,315
5.13%, 11/01/27 (a)	2,832	2,847
4.63%, 06/15/28 (a)	4,790	4,717
4.38%, 01/15/30 (a)	4,960	4,765
		86,583
Consumer Staples 4.9%
APi Escrow Corp.
4.75%, 10/15/29 (a)	4,871	4,530
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	310	290
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,503
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	6,319
4.88%, 10/01/49	6,006	6,332
Marb Bondco PLC
3.95%, 01/29/31 (a)	9,530	8,438
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	7,606	7,309
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,659	5,428
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,775
4.25%, 04/15/31 (a)	6,510	6,020
3.50%, 03/01/32 (a)	1,719	1,503
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,858	1,704
Safeway Inc.
5.88%, 02/15/28 (a)	4,849	4,841
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (d)	9,715	8,064
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,099	6,250
United Rentals (North America), Inc.
3.75%, 01/15/32	4,873	4,545
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,137
		83,988
Materials 3.6%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	4,724	4,643
CVR Partners, LP
6.13%, 06/15/28 (a)	1,476	1,482
EverArc Escrow
5.00%, 10/30/29 (a)	4,850	4,429
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,880
6.88%, 10/15/27 (a)	3,946	4,127
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	3,180	3,192
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,732
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	4,553	4,533
Hexion Inc.
7.88%, 07/15/27 (a)	4,797	5,078
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	7,701	7,934
NOVA Chemicals Corporation
5.25%, 06/01/27 (a)	5,766	5,747
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	5,514	5,531
United States Steel Corporation
6.88%, 03/01/29 (d)	8,599	8,948
		62,256
Information Technology 3.3%
ams AG
7.00%, 07/31/25 (a)	14,064	14,300
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	1,197	1,169
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,637
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,837
8.25%, 03/01/27 (a)	3,378	3,286
Entegris, Inc.
4.38%, 04/15/28 (a)	1,965	1,917
LogMeIn, Inc.
5.50%, 09/01/27 (a)	6,282	5,879
Minerva Merger Sub Inc
6.50%, 02/15/30 (a)	3,063	2,972
Open Text Corporation
3.88%, 02/15/28 (a)	3,265	3,127
3.88%, 12/01/29 (a)	4,881	4,637
4.13%, 02/15/30 (a)	4,683	4,444
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	9,108	8,939
6.50%, 07/15/28 (a)	1,591	1,527
		57,671
Utilities 1.1%
Calpine Corporation
4.50%, 02/15/28 (a)	2,667	2,602
5.13%, 03/15/28 (a)	6,400	6,105
3.75%, 03/01/31 (a)	4,318	3,869
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	2,859	2,812
4.38%, 05/01/29 (a)	4,255	4,020
		19,408
Real Estate 0.9%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,180
Service Properties Trust
5.25%, 02/15/26	10,715	10,133
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,131
		15,444
Total Corporate Bonds And Notes (cost $1,612,871)		1,562,071

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 4.7%
Communication Services 1.3%
Allen Media, LLC
2021 Term Loan B, 5.72%, (3 Month USD LIBOR + 5.50%), 02/10/27 (l)	3,550	3,515
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (l)	4,568	4,528
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 0.00%, (SOFR + 4.25%), 01/25/29 (l) (m)	2,208	2,168
2021 Exit Term Loan B, 4.92%, (SOFR 180-Day Average + 4.25%), 01/25/29 (l)	2,653	2,606
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (l)	5,011	4,760
Zacapa S.a. r.l.
2022 Term Loan, 0.00%, (SOFR + 4.25%), 02/10/29 (l) (m)	4,672	4,636
		22,213
Information Technology 1.1%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (l)	2,610	2,574
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (l)	2,759	2,723
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (l)	2,209	2,184
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (l)	4,488	4,450
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (l)	4,577	4,463
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 08/09/25 (l)	2,523	2,483
		18,877
Consumer Discretionary 0.8%
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 02/26/28 (l)	4,575	4,552
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (l)	3,946	3,693
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (l)	1,660	1,720
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (l) (m)	427	408
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 06/24/28 (l)	3,241	3,095
		13,468
Health Care 0.6%
Advisor Group, Inc.
2021 Term Loan, 4.71%, (1 Month USD LIBOR + 4.50%), 07/31/26 (l)	2,849	2,834
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (l)	4,802	4,634
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (l)	2,525	2,459
		9,927
Financials 0.5%
Acrisure, LLC
2020 Term Loan B, 3.72%, (1 Month USD LIBOR + 3.50%), 01/30/27 (l)	3,157	3,107
NAC Aviation 29 DAC
2022 DIP Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (l) (m)	133	136
2022 DIP Delayed Draw Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (l)	160	163
2022 DIP Delayed Draw Term Loan, 9.00%, (1 Month USD LIBOR + 8.00%), 09/07/22 (l)	160	163
Raptor Acquisition Corp.
2021 Term Loan, 4.93%, (3 Month USD LIBOR + 4.00%), 11/01/26 (l)	4,786	4,755
		8,324
Industrials 0.4%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l)	3,167	3,204
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (l)	944	926
2020 Term Loan B1, 3.72%, (3 Month USD LIBOR + 3.50%), 04/06/26 (l)	1,756	1,723
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (l)	1,636	1,615
		7,468
Total Senior Floating Rate Instruments (cost $81,329)		80,277
INVESTMENT COMPANIES 1.0%
iShares Broad USD High Yield Corporate Bond ETF (d)	445	17,293
Total Investment Companies (cost $18,294)		17,293
COMMON STOCKS 0.4%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (h)	335	1,160
Dish Network Corporation - Class A (h)	11	354
iHeartMedia, Inc. - Class A (h)	141	2,666
		4,180
Energy 0.2%
MPLX LP	87	2,893
Prairie Provident Resources Inc. (h)	224	45
Vantage Drilling International (h)	2	19
		2,957
Materials 0.0%
Westrock Company, Inc.	—	4
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $8,496)		7,141
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (h) (j) (n)	56,599	—
Quicksilver Resources Inc. (h) (j) (n)	11,401	—
Vantage Drilling International (d) (g) (h) (j) (n)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 3.5%
JNL Securities Lending Collateral Fund, 0.23% (o) (p)	60,385	60,385
Investment Companies 1.7%
JNL Government Money Market Fund, 0.01% (o) (p)	30,097	30,097
Total Short Term Investments (cost $90,482)		90,482
Total Investments 101.9% (cost $1,811,472)		1,757,264
Other Assets and Liabilities, Net (1.9)%		(32,532)
Total Net Assets 100.0%		1,724,732
(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $1,234,980 and 71.6% of the Fund.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) All or a portion of the security was on loan as of March 31, 2022.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(f) Security is restricted to resale to institutional investors. See Restricted Securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

table following the Schedules of Investments.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Convertible security.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	8,052	7,835	0.5
Nordic Aviation Capital, 0.00%, 02/27/24	02/06/20	2,556	1,809	0.1
Nordic Aviation Capital, 0.00%, 03/14/27	10/01/19	5,165	4,174	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	707	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	539	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,209	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	894	0.1
		19,374	17,167	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,552,739	9,332	1,562,071
Senior Floating Rate Instruments	—	80,277	—	80,277
Investment Companies	17,293	—	—	17,293
Common Stocks	7,141	—	—	7,141
Other Equity Interests	—	—	—	—
Short Term Investments	90,482	—	—	90,482
	114,916	1,633,016	9,332	1,757,264

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 52.2%
Financials 20.2%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	2,582	2,738
2.45%, 10/29/26	5,731	5,298
3.00%, 10/29/28	5,614	5,175
3.30%, 01/30/32	6,590	5,957
Aon Corporation
3.90%, 02/28/52	1,603	1,580
Ares Finance Co. IV LLC
3.65%, 02/01/52 (a)	2,273	1,932
Bank of America Corporation
6.30%, (100, 03/10/26) (b)	1,420	1,510
4.00%, 01/22/25	1,097	1,117
4.25%, 10/22/26	6,460	6,642
3.56%, 04/23/27	4,100	4,115
1.73%, 07/22/27	3,717	3,455
3.59%, 07/21/28	6,289	6,300
4.27%, 07/23/29	9,315	9,614
2.59%, 04/29/31	3,240	2,993
2.30%, 07/21/32	8,995	8,005
2.68%, 06/19/41	2,180	1,847
Barclays PLC
3.56%, 09/23/35 (c)	9,921	9,083
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	3,662	3,175
BlackRock, Inc.
2.10%, 02/25/32	9,010	8,137
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (a)	4,745	4,132
Blackstone Private Credit Fund
1.75%, 09/15/24 (a)	1,744	1,637
2.63%, 12/15/26 (a)	3,443	3,090
3.25%, 03/15/27 (a)	4,912	4,510
4.00%, 01/15/29 (a)	1,940	1,794
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	4,565	3,961
BNP Paribas
2.16%, 09/15/29 (a)	3,434	3,062
2.59%, 08/12/35 (a) (c)	4,355	3,775
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (c)	3,490	3,475
Citigroup Inc.
5.00%, (100, 09/12/24) (b)	2,697	2,673
4.45%, 09/29/27	2,105	2,171
3.52%, 10/27/28	3,638	3,610
2.67%, 01/29/31	7,480	6,914
2.57%, 06/03/31	4,802	4,383
3.06%, 01/25/33	4,671	4,372
3.79%, 03/17/33	2,247	2,233
CNO Global Funding
1.75%, 10/07/26 (a)	3,970	3,667
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (b)	5,496	5,075
7.50%, (100, 12/11/23) (a) (b) (c)	2,448	2,528
6.50%, 08/08/23 (a) (c)	5,986	6,139
3.87%, 01/12/29 (a) (c)	1,630	1,586
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (c)	3,194	2,833
3.04%, 05/28/32 (c)	2,855	2,553
F&G Global Funding
2.00%, 09/20/28 (a)	4,025	3,602
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,891
4.39%, 01/08/26	1,000	996
4.95%, 05/28/27	3,285	3,340
FS KKR Capital Corp.
3.40%, 01/15/26	3,597	3,487
3.13%, 10/12/28	2,920	2,609
Glencore Funding LLC
4.88%, 03/12/29 (a)	2,555	2,693
HSBC Holdings PLC
2.80%, 05/24/32	6,805	6,195
Icahn Enterprises L.P.
4.75%, 09/15/24	2,339	2,351
6.25%, 05/15/26	1,512	1,552
Jane Street Group, LLC
4.50%, 11/15/29 (a)	1,186	1,123
JBS Finance Luxembourg S.a r.l.
2.50%, 01/15/27 (a)	1,694	1,578
3.63%, 01/15/32 (a)	700	644
JPMorgan Chase & Co.
2.01%, 03/13/26	3,755	3,620
2.95%, 02/24/28	2,080	2,030
2.07%, 06/01/29	6,781	6,219
2.74%, 10/15/30	6,190	5,851
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	1,902	2,035
3.87%, 07/09/25 (c)	5,233	5,278
3.57%, 11/07/28	1,250	1,222
LSEGA Financing PLC
2.50%, 04/06/31 (a)	3,104	2,836
3.20%, 04/06/41 (a)	966	872
Macquarie Group Limited
2.87%, 01/14/33 (a)	2,566	2,276
Markel Corporation
6.00%, (100, 06/01/25) (b)	2,295	2,394
Morgan Stanley
0.99%, 12/10/26	5,940	5,466
1.51%, 07/20/27	4,475	4,122
3.62%, 04/01/31	6,700	6,674
2.51%, 10/20/32	9,922	8,985
2.94%, 01/21/33	2,143	2,008
2.48%, 09/16/36	3,010	2,583
NatWest Group PLC
3.07%, 05/22/28 (c)	3,220	3,089
3.03%, 11/28/35 (c)	2,990	2,646
NatWest Markets PLC
1.60%, 09/29/26 (a)	8,353	7,649
New York Life Global Funding
1.85%, 08/01/31 (a)	3,750	3,286
Nordic Aviation Capital
0.00%, 03/14/25 (d) (e) (f) (g) (h)	3,193	2,421
Owl Rock Capital Corporation
3.40%, 07/15/26	2,996	2,817
Rassman, Joel H.
3.80%, 11/01/29 (i)	6,015	5,826
S&P Global Inc.
4.25%, 05/01/29 (a)	2,450	2,578
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,290
4.25%, 10/21/25	2,621	2,686
2.64%, 02/24/28	6,237	5,969
3.80%, 03/15/30	6,036	6,084
2.62%, 04/22/32	1,059	963
2.38%, 07/21/32	5,858	5,206
3.10%, 02/24/33	4,347	4,102
6.75%, 10/01/37	1,800	2,262
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,306	1,906
The Toronto-Dominion Bank
3.20%, 03/10/32 (c)	3,237	3,180
UBS Group AG
4.88%, (100, 02/12/27) (a) (b)	6,480	6,235
Wells Fargo & Company
3.53%, 03/24/28	7,594	7,584
Westpac Banking Corporation
2.67%, 11/15/35 (c)	959	835
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	4,817	4,816
		349,808
Energy 5.6%
Aker BP ASA
3.75%, 01/15/30 (a)	5,565	5,447

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
BP Capital Markets America Inc.
2.72%, 01/12/32	3,746	3,530
Cenovus Energy Inc.
2.65%, 01/15/32 (i)	7,036	6,361
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	1,630	1,725
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	1,114	1,015
Cheniere Energy, Inc.
4.63%, 10/15/28	2,120	2,133
4.50%, 10/01/29	4,007	4,027
Continental Resources, Inc.
5.75%, 01/15/31 (a)	3,180	3,475
Devon Energy Corporation
5.88%, 06/15/28	1,104	1,166
4.50%, 01/15/30	969	995
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	316	326
Energy Transfer LP
6.50%, (100, 08/15/26) (b)	3,960	3,902
6.75%, (100, 05/15/25) (b)	4,039	3,928
7.13%, (100, 05/15/30) (b)	3,223	3,142
3.75%, 05/15/30	3,115	3,069
5.80%, 06/15/38	2,107	2,283
6.25%, 04/15/49	1,151	1,320
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,553
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,379
4.50%, 01/15/29 (a)	1,633	1,535
EQT Corporation
3.13%, 05/15/26 (a)	322	312
3.90%, 10/01/27	1,521	1,518
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	1,585	1,455
Marathon Oil Corporation
4.40%, 07/15/27	3,502	3,621
NuStar Logistics, L.P.
5.75%, 10/01/25	352	360
Occidental Petroleum Corporation
4.30%, 08/15/39	549	518
Petróleos Mexicanos
2.29%, 02/15/24	652	643
Rattler Midstream LP
5.63%, 07/15/25 (a)	434	440
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	8,844	9,085
4.50%, 05/15/30	2,300	2,410
Santos Finance Ltd
3.65%, 04/29/31 (a)	5,179	4,861
Southwestern Energy Company
4.75%, 02/01/32	1,820	1,818
Targa Resources Corp.
5.50%, 03/01/30	4,750	4,935
4.88%, 02/01/31	1,747	1,761
4.20%, 02/01/33	1,496	1,510
4.95%, 04/15/52	2,107	2,086
Transocean Pontus Limited
6.13%, 08/01/25 (a)	415	412
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	962	952
Transocean Proteus Limited
6.25%, 12/01/24 (a)	1,853	1,839
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (a)	2,449	2,341
		97,188
Health Care 4.9%
AbbVie Inc.
3.20%, 11/21/29	2,685	2,654
4.50%, 05/14/35	2,000	2,146
Amgen Inc.
3.35%, 02/22/32	3,202	3,175
3.15%, 02/21/40	2,169	1,986
4.20%, 02/22/52	883	914
Ascension Health
2.53%, 11/15/29	1,248	1,202
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	332
8.50%, 01/31/27 (a) (i)	595	593
6.13%, 02/01/27 (a)	2,769	2,789
7.00%, 01/15/28 (a)	186	167
4.88%, 06/01/28 (a)	2,476	2,371
Baylor Scott & White Holdings
2.84%, 11/15/50	1,922	1,666
Centene Corporation
4.63%, 12/15/29	2,153	2,174
3.38%, 02/15/30	6,920	6,523
3.00%, 10/15/30	7,315	6,733
Cigna Holding Company
3.40%, 03/01/27	1,845	1,861
4.38%, 10/15/28	2,000	2,103
4.80%, 08/15/38	705	775
CVS Health Corporation
4.30%, 03/25/28	537	563
4.78%, 03/25/38	6,214	6,794
HCA Inc.
5.38%, 02/01/25	4,455	4,644
5.88%, 02/15/26	860	915
3.63%, 03/15/32 (a)	3,995	3,915
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,506
McKesson Corporation
1.30%, 08/15/26 (j)	5,825	5,357
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,613
Organon & Co.
4.13%, 04/30/28 (a)	3,119	2,972
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,293
Royalty Pharma PLC
3.30%, 09/02/40	10,791	9,228
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	1,995	1,866
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	4,500	4,554
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	339
		85,723
Consumer Discretionary 4.8%
Amazon.com, Inc.
2.10%, 05/12/31	3,460	3,217
2.88%, 05/12/41	2,970	2,740
3.10%, 05/12/51	1,890	1,775
BMW US Capital, LLC
3.70%, 04/01/32 (a)	3,020	3,052
Booking Holdings Inc.
4.63%, 04/13/30	4,710	5,115
Carnival Corporation
4.00%, 08/01/28 (a)	1,777	1,656
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	2,235	2,296
General Motors Company
6.80%, 10/01/27	2,088	2,357
General Motors Financial Company, Inc.
3.10%, 01/12/32	5,489	4,939
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	898	919
5.75%, 05/01/28 (a)	898	929
Hyatt Hotels Corporation
5.38%, 04/23/25 (j) (k)	1,203	1,261
International Game Technology PLC
4.13%, 04/15/26 (a)	783	773
Kohl's Corporation
3.38%, 05/01/31 (i) (j)	2,860	2,746
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,184	1,007
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (j)	299	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Macys Retail Holdings
5.88%, 03/15/30 (a) (i)	2,264	2,235
6.13%, 03/15/32 (a)	2,155	2,128
Magallanes, Inc.
4.28%, 03/15/32 (a)	3,419	3,438
5.05%, 03/15/42 (a)	6,606	6,739
5.14%, 03/15/52 (a)	3,931	4,024
5.39%, 03/15/62 (a)	1,413	1,460
Marriott International, Inc.
3.75%, 03/15/25	1,400	1,413
5.75%, 05/01/25 (j)	180	191
Mattel, Inc.
3.38%, 04/01/26 (a)	2,573	2,523
Meritage Homes Corporation
3.88%, 04/15/29 (a)	2,811	2,677
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,011	1,052
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,351
NIKE, Inc.
3.25%, 03/27/40	2,068	2,010
NVR, Inc.
3.00%, 05/15/30	4,403	4,112
Prosus N.V.
4.19%, 01/19/32 (a)	2,578	2,260
Resorts World Las Vegas LLC
4.63%, 04/06/31 (a)	2,100	1,843
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (a)	738	700
3.50%, 02/15/29 (a)	612	565
Ross Stores, Inc.
4.60%, 04/15/25	3,207	3,335
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	385	423
Sands China Ltd.
2.55%, 03/08/27 (a) (j) (k)	3,453	2,948
		82,520
Communication Services 4.4%
AT&T Inc.
5.25%, 03/01/37	4,099	4,654
4.90%, 08/15/37	598	650
4.30%, 12/15/42	4,555	4,601
3.10%, 02/01/43	4,012	3,474
CCO Holdings, LLC
4.75%, 03/01/30 (a)	9,603	9,230
Charter Communications Operating, LLC
4.91%, 07/23/25	3,390	3,512
2.25%, 01/15/29	1,513	1,360
5.38%, 04/01/38	1,820	1,875
4.80%, 03/01/50	1,765	1,678
6.83%, 10/23/55	1,230	1,459
Comcast Corporation
3.75%, 04/01/40	971	972
3.40%, 07/15/46	1,950	1,833
2.89%, 11/01/51 (a)	2,635	2,244
CSC Holdings, LLC
6.50%, 02/01/29 (a)	3,630	3,663
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,274	1,256
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	1,715	1,825
The Walt Disney Company
4.63%, 03/23/40	2,300	2,565
T-Mobile US, Inc.
2.63%, 04/15/26	10,358	9,909
Verizon Communications Inc.
2.10%, 03/22/28	4,635	4,330
4.33%, 09/21/28	4,000	4,219
2.55%, 03/21/31	1,780	1,653
3.40%, 03/22/41	1,949	1,838
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	4,672
VTR Comunicaciones SpA
5.13%, 01/15/28 (a)	1,556	1,476
VTR Finance B.V.
6.38%, 07/15/28 (a)	774	751
		75,699
Utilities 3.5%
Commonwealth Edison Company
3.75%, 08/15/47	3,332	3,321
3.85%, 03/15/52	1,673	1,739
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	2,293	2,327
DPL Inc.
4.13%, 07/01/25	2,344	2,329
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	1,984	1,782
Enel Finance International N.V.
2.25%, 07/12/31 (a)	3,868	3,426
Enel S.p.A
8.75%, 09/24/73 (a) (l)	1,472	1,582
Eversource Energy
3.38%, 03/01/32	2,678	2,621
Exelon Corporation
5.10%, 06/15/45	2,206	2,459
FirstEnergy Corp.
4.40%, 07/15/27 (j) (k)	2,442	2,456
2.65%, 03/01/30	1,289	1,172
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	1,047
Nevada Power Company
3.70%, 05/01/29	4,956	5,101
Pacific Gas And Electric Company
3.30%, 12/01/27	2,305	2,178
4.50%, 07/01/40	6,393	5,828
Public Service Electric and Gas Company
3.10%, 03/15/32	1,173	1,160
San Diego Gas & Electric Company
1.70%, 10/01/30	2,468	2,175
2.95%, 08/15/51	2,030	1,783
Southern California Edison Company
4.13%, 03/01/48	1,251	1,228
3.65%, 02/01/50	2,427	2,267
Southwest Gas Corporation
4.05%, 03/15/32	1,618	1,613
Tampa Electric Company
3.45%, 03/15/51	2,589	2,420
The AES Corporation
3.30%, 07/15/25 (a)	3,790	3,724
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,703
3.70%, 01/30/27 (a)	4,115	3,956
		61,397
Consumer Staples 3.3%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	7,150	7,771
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	4,301	5,021
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	1,698	1,694
BAT Capital Corp.
2.26%, 03/25/28	4,103	3,689
2.73%, 03/25/31	2,500	2,206
4.39%, 08/15/37	1,000	930
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	1,500	1,581
JBS USA Food Company
6.50%, 04/15/29 (a)	2,809	2,977
5.50%, 01/15/30 (a)	2,540	2,590
3.00%, 05/15/32 (a)	4,718	4,217
Kraft Heinz Foods Company
3.88%, 05/15/27	2,724	2,766
4.63%, 10/01/39	561	568
Mars Inc.
3.88%, 04/01/39 (a)	5,510	5,612
Mars, Incorporated
3.74%, 10/11/27 (f) (h)	1,200	1,207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Northwestern University
2.64%, 12/01/50	1,088	903
Pilgrim's Pride Corporation
3.50%, 03/01/32 (a)	2,963	2,590
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	1,964	1,801
Safeway Inc.
3.50%, 02/15/23 (a)	5,135	5,140
United Rentals (North America), Inc.
3.75%, 01/15/32	1,023	954
University of Washington
4.35%, 04/15/22	2,399	2,434
		56,651
Industrials 2.2%
Air Canada
3.88%, 08/15/26 (a)	1,198	1,132
Aircastle Limited
5.25%, 08/11/25 (a)	3,345	3,417
American Airlines, Inc.
5.50%, 04/20/26 (a)	1,073	1,072
5.75%, 04/20/29 (a)	377	376
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (a)	3,096	3,095
Burlington Northern Santa FE, LLC
2.88%, 06/15/52	2,328	2,060
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,575	3,825
Equifax Inc.
2.35%, 09/15/31	6,570	5,879
General Electric Company
4.16%, (3 Month USD LIBOR + 3.33%), (100, 06/15/22) (b) (l)	11,410	10,961
Howmet Aerospace Inc.
6.88%, 05/01/25	106	115
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	1,569	1,442
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	311	313
4.75%, 10/20/28 (a)	542	547
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	2,004	1,973
4.63%, 04/15/29 (a)	1,230	1,171
		37,378
Materials 1.3%
Anglo American Capital PLC
5.63%, 04/01/30 (a)	2,200	2,425
2.63%, 09/10/30 (a)	2,596	2,357
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	3,564	3,610
5.20%, 09/17/30 (a)	2,686	2,672
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,384
5.40%, 11/14/34	900	1,001
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (a)	4,498	4,163
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,380	4,429
4.25%, 05/15/29 (a) (i)	1,284	1,185
		23,226
Information Technology 1.1%
Apple Inc.
2.65%, 02/08/51	2,238	1,941
2.70%, 08/05/51	1,034	901
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	789	771
Broadcom Inc.
2.45%, 02/15/31 (a)	3,000	2,664
3.47%, 04/15/34 (a)	5,549	5,137
Dell International L.L.C.
5.85%, 07/15/25 (j)	257	275
6.02%, 06/15/26 (j)	2,596	2,816
8.35%, 07/15/46 (j)	807	1,188
Microsoft Corporation
3.50%, 02/12/35	3,322	3,467
		19,160
Real Estate 0.9%
EPR Properties
3.60%, 11/15/31	2,071	1,883
Essential Properties, L.P.
2.95%, 07/15/31	2,703	2,370
GLP Financing, LLC
5.75%, 06/01/28	343	369
5.30%, 01/15/29	2,975	3,125
3.25%, 01/15/32	1,276	1,157
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	2,172	1,970
2.70%, 07/15/31	3,000	2,707
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,825	1,819
		15,400
Total Corporate Bonds And Notes (cost $951,181)		904,150
GOVERNMENT AND AGENCY OBLIGATIONS 37.4%
Mortgage-Backed Securities 22.5%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	25,084	24,066
3.00%, 05/01/34 - 12/01/49	18,762	18,601
2.00%, 09/01/35 - 03/01/52	53,229	50,130
5.00%, 02/01/38 - 11/01/41	878	942
4.50%, 03/01/42 - 11/01/48	1,209	1,284
3.50%, 04/01/42 - 04/01/50	12,626	12,783
4.00%, 10/01/45 - 06/01/48	8,080	8,329
1.50%, 10/01/51 - 11/01/51	3,562	3,182
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	47,445	45,732
3.00%, 04/01/31 - 11/01/51	27,418	27,118
5.00%, 06/01/35 - 05/01/42	927	988
2.00%, 10/01/35 - 04/01/51	56,485	52,726
1.50%, 11/01/35 - 11/01/36	7,181	6,827
TBA, 2.00%, 04/15/37 (m)	3,165	3,073
TBA, 2.50%, 04/15/37 (m)	5,076	5,015
TBA, 3.00%, 04/15/37 - 04/15/52 (m)	8,260	8,198
4.50%, 08/01/40 - 07/01/49	7,716	8,094
3.50%, 11/01/42 - 08/01/49	19,266	19,544
4.00%, 10/01/44 - 09/01/49	14,572	15,002
TBA, 3.50%, 04/15/52 (m)	2,095	2,099
Government National Mortgage Association
5.00%, 08/20/41	266	286
3.50%, 06/20/43 - 03/20/50	12,794	12,997
4.00%, 05/20/44 - 03/20/50	6,641	6,823
3.00%, 07/20/45 - 08/20/51	20,538	20,394
4.50%, 12/20/48 - 05/20/49	2,092	2,175
2.50%, 08/20/50 - 04/20/51	19,644	19,103
2.00%, 10/20/51 - 01/20/52	13,724	13,066
TBA, 2.50%, 04/15/52 (m)	973	944
		389,521
U.S. Treasury Note 10.4%
Treasury, United States Department of
1.50%, 10/31/24 - 08/15/26	19,531	18,891
1.38%, 01/31/25 - 11/15/31	25,026	23,584
0.25%, 07/31/25	15,271	14,157
2.88%, 07/31/25 - 08/15/28	6,286	6,407
2.25%, 11/15/25	27,031	26,752
0.38%, 12/31/25 - 01/31/26	41,090	37,897
0.75%, 04/30/26	6,255	5,826
0.88%, 09/30/26 - 11/15/30	10,085	9,213
1.25%, 11/30/26 - 06/30/28	35,860	33,402
0.63%, 03/31/27	4,900	4,479
		180,608
U.S. Treasury Bond 3.7%
Treasury, United States Department of
3.75%, 08/15/41	7,798	9,159
2.00%, 11/15/41	2,400	2,169
3.13%, 11/15/41	11,225	12,091
2.50%, 02/15/45 - 02/15/46	23,568	23,014
3.00%, 02/15/48	14,160	15,406

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
1.63%, 11/15/50	2,747	2,253
		64,092
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (n)	7,104	6,198
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,620
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	2,875
		4,495
Sovereign 0.1%
The Philippines, Government of
3.56%, 09/29/32	1,520	1,554
Total Government And Agency Obligations (cost $681,066)		646,468
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	750	773
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,206	2,230
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,118	3,908
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,598
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	1,506	1,494
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,272
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	867	868
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	6,525	6,350
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	701	701
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (l)	5,532	5,101
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.53%, 01/16/24	3,117	3,117
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,603
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,834
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (l)	531	525
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, REMIC, 2.11%, 11/22/23	2,759	2,744
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	2,490	2,401
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	7,622	7,384
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	2,460	2,442
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	3,649	3,565
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	136	136
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	355	355
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,740
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	5,572
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	513	511
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	2,265	2,249
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	1,158	1,159
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	4,010
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	9,080	8,884
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,736
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (l)	732	716
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.86%, 10/25/26 (l)	439	434
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,797	2,707
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	5,773
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,447
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	1,457	1,451
Series 2017-A-1A, 2.42%, 12/20/34	453	448
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 0.88%, (1 Month USD LIBOR + 0.48%), 10/16/23 (l)	5,650	5,450
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	3,267	3,182
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	3,469	3,362
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (l)	3,017	2,824
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,201	1,205
Series 2012-A-2, 4.00%, 10/29/24	1,068	1,063
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (l)	1,371	1,366
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (l)	1,373	1,343
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	6,566	6,436
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	8	8
Total Non-U.S. Government Agency Asset-Backed Securities (cost $126,974)		122,477
SENIOR FLOATING RATE INSTRUMENTS 2.2%
Consumer Discretionary 0.7%
Adient US LLC
2021 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 04/30/28 (l)	2,695	2,647
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.71%, (1 Month USD LIBOR + 3.50%), 06/19/25 (l)	2,372	2,361
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 08/29/25 (l)	2,797	2,711
PCI Gaming Authority
Term Loan, 2.71%, (1 Month USD LIBOR + 2.50%), 05/15/26 (l)	2,743	2,718
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (l)	1,316	1,301
		11,738
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (l)	802	811
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (l)	788	780
Berry Global, Inc.
2021 Term Loan Z, 2.07%, (1 Month USD LIBOR + 1.75%), 07/01/26 (l)	4,124	4,060
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (l)	1,201	1,187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3 Month USD LIBOR + 2.00%), 10/29/26 (l)	1,156	1,142
Hertz Corporation, (The)
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.50%), 06/11/28 (l)	66	65
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (l)	348	345
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (l)	974	955
		9,345
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 2.46%, (1 Month USD LIBOR + 2.25%), 03/15/27 (l)	2,150	2,091
CSC Holdings, LLC
2017 Term Loan B1, 2.65%, (1 Month USD LIBOR + 2.25%), 07/15/25 (l)	713	700
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 3.44%, (SOFR 90-Day Average + 3.25%), 08/24/26 (l)	772	261
DirecTV Financing, LLC
Term Loan, 5.75%, (1 Month USD LIBOR + 5.00%), 07/22/27 (l)	1,156	1,154
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.73%, (1 Month USD LIBOR + 2.50%), 06/13/26 (l)	1,563	1,555
		5,761
Consumer Staples 0.3%
JBS USA Lux S.A.
2019 Term Loan B, 2.80%, (6 Month USD LIBOR + 2.00%), 04/27/26 (l)	5,040	4,989
Materials 0.2%
Sylvamo Corporation
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (f) (l)	2,707	2,639
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (l)	2,359	2,339
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (SOFR 90-Day Average + 4.25%), 09/22/24 (l)	750	746
Financials 0.0%
NAC Aviation 29 DAC
2022 DIP Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (l) (o)	54	55
2022 DIP Delayed Draw Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 09/07/22 (l)	65	66
2022 DIP Delayed Draw Term Loan, 9.00%, (1 Month USD LIBOR + 8.00%), 09/07/22 (l)	65	66
		187
Total Senior Floating Rate Instruments (cost $38,594)		37,744
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (p) (q)	18,783	18,783
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.23% (p) (q)	12,378	12,378
Total Short Term Investments (cost $31,161)		31,161
Total Investments 100.7% (cost $1,828,976)		1,742,000
Other Derivative Instruments 0.0%		236
Other Assets and Liabilities, Net (0.7)%		(12,196)
Total Net Assets 100.0%		1,730,040

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $288,234 and 16.7% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) Non-income producing security.

(e) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) All or a portion of the security was on loan as of March 31, 2022.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $19,458.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,207	0.1
Nordic Aviation Capital, 0.00%, 03/14/25	10/01/19	3,193	2,421	0.1
		4,393	3,628	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	284	June 2022	35,775	71	(879)
United States 2 Year Note	267	July 2022	57,280	44	(697)
United States 5 Year Note	707	July 2022	82,978	100	(1,894)
United States Long Bond	498	June 2022	76,577	311	(1,845)
United States Ultra Bond	242	June 2022	44,384	211	(1,520)
				737	(6,835)
Short Contracts
United States 10 Year Ultra Bond	(1,233)	June 2022	(172,183)	(501)	5,150

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	900,522	3,628	904,150
Government And Agency Obligations	—	646,468	—	646,468
Non-U.S. Government Agency Asset-Backed Securities	—	122,477	—	122,477
Senior Floating Rate Instruments	—	35,105	2,639	37,744
Short Term Investments	31,161	—	—	31,161
	31,161	1,704,572	6,267	1,742,000
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,150	—	—	5,150
	5,150	—	—	5,150
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6,835)	—	—	(6,835)
	(6,835)	—	—	(6,835)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 16.5%
AAR Corp. (a)	10	465
ABM Industries Incorporated	15	710
ACCO Brands Corporation	12	95
Acuity Brands, Inc.	6	1,208
Aerojet Rocketdyne Holdings, Inc. (a)	14	557
Air Lease Corporation - Class A	21	945
Allegiant Travel Company (a)	2	356
Allison Systems, Inc.	34	1,325
Altra Industrial Motion Corp. (a)	7	267
AMERCO (a)	1	552
American Woodmark Corporation (a)	3	169
AO Smith Corp.	15	967
APi Group Corporation (a)	13	272
Apogee Enterprises, Inc. (a)	6	288
Applied Industrial Technologies, Inc.	5	490
Arcbest Corporation (a)	6	469
Arcosa, Inc.	8	433
Armstrong World Industries, Inc.	4	358
ASGN Incorporated (a)	6	658
Astec Industries, Inc. (a)	4	172
Atlas Air Worldwide Holdings, Inc. (a)	7	586
Avis Budget Group, Inc. (a)	9	2,281
Barnes Group Inc.	6	234
Beacon Roofing Supply, Inc. (a)	11	645
Boise Cascade Company	10	672
Brady Corp. - Class A	6	285
BrightView Holdings, Inc. (a)	8	113
Builders FirstSource, Inc. (a)	11	729
BWXT Government Group, Inc.	10	535
Clarivate PLC (a)	10	163
Clean Harbors Inc. (a)	6	669
Colfax Corp. (a)	16	643
Comfort Systems USA Inc.	4	400
Copart Inc. (a)	6	807
Core & Main, Inc. - Class A (a)	1	26
Cornerstone Building Brands, Inc. (a)	7	171
CoStar Group, Inc. (a)	10	659
Crane Co.	7	708
Curtiss-Wright Corp.	6	950
Deluxe Corp.	8	236
Donaldson Co. Inc.	14	727
Dun & Bradstreet Holdings, Inc. (a)	4	69
Dycom Industries, Inc. (a)	7	634
EMCOR Group, Inc.	9	988
Encore Wire Corp. (a)	3	392
EnerSys	8	562
Equifax Inc.	5	1,165
Flowserve Corporation	26	934
Forward Air Corp. (a)	4	395
Franklin Electric Co. Inc. (a)	4	309
FTI Consulting Inc. (a)	4	704
Gates Industrial Corporation PLC (a)	7	104
GATX Corporation	5	661
Generac Holdings Inc. (a)	1	424
GMS Inc. (a)	7	342
Graco Inc.	11	751
GrafTech International Ltd.	21	206
Granite Construction Incorporated	11	366
Greenbrier Cos. Inc.	12	641
GXO Logistics Inc. (a)	5	325
Hawaiian Holdings, Inc. (a)	27	538
HEICO Corp.	4	588
Herc Holdings Inc.	2	369
Herman Miller Inc. (a)	14	475
Hertz Global Holdings, Inc. (a)	9	201
Hexcel Corp. (a)	18	1,062
Hillenbrand Inc.	8	372
HNI Corp.	7	266
HUB Group Inc. - Class A (a)	7	511
Hubbell Inc.	7	1,224
Hyster-Yale Materials Handling Inc. - Class A	2	66
IDEX Corporation	5	994
Ingersoll Rand Inc.	12	603
Insperity, Inc.	3	315
ITT Industries Holdings, Inc.	9	701
JELD-WEN Holding, Inc. (a)	12	239
Kaman Corp.	5	221
KAR Auction Services, Inc. (a)	38	685
Kelly Services Inc. - Class A (a)	5	98
Kennametal Inc.	15	437
Kirby Corp. (a)	13	940
Knight-Swift Transportation Holdings Inc. - Class A	26	1,314
Korn Ferry	7	474
Landstar System Inc. (a)	5	813
Lennox International Inc.	3	737
Lincoln Electric Holdings Inc. (a)	7	1,032
Macquarie Infrastructure Corporation	12	44
Masonite International Corporation (a)	4	392
MasTec Inc. (a)	9	742
Matson Intermodal - Paragon, Inc.	5	648
Matthews International Corp. - Class A (a)	3	113
Maxar Technologies Inc.	11	448
Meritor, Inc. (a)	16	553
Middleby Corp. (a)	4	665
Moog Inc. - Class A	4	318
MSA Safety Inc.	2	311
MSC Industrial Direct Co. - Class A	10	862
Mueller Industries Inc.	9	481
Nordson Corp. (a)	3	774
Now, Inc. (a)	38	414
Nvent Electric Public Limited Company	29	996
Old Dominion Freight Line Inc. (a)	4	1,067
Oshkosh Corp.	13	1,275
Parsons Corporation (a)	4	169
Pentair Public Limited Company	19	1,033
Pitney Bowes Inc.	72	376
Primoris Services Corporation (a)	13	315
Regal-Beloit Corp.	8	1,184
Resideo Technologies, Inc. (a)	25	593
Rollins Inc.	9	330
Rush Enterprises Inc. - Class A (a)	8	389
Ryder System, Inc.	19	1,481
Saia, Inc. (a)	1	358
Schneider National, Inc. - Class B	15	374
Sensata Technologies Holding PLC (a)	19	944
Simpson Manufacturing Co. Inc.	4	468
SkyWest Inc. (a)	12	338
Spirit Airlines, Inc. (a)	27	595
Steelcase Inc. - Class A	24	290
Stericycle Inc. (a)	10	571
SunRun Inc. (a)	6	180
Teledyne Technologies Inc. (a)	3	1,420
Terex Corp.	13	460
Tetra Tech, Inc. (a)	4	673
Textainer Group Holdings Limited	8	287
Timken Co.	12	707
Toro Co.	8	687
TransUnion	6	669
TriNet Group Inc. (a)	3	254
Trinity Industries Inc.	21	718
TrueBlue, Inc. (a)	1	30
Tutor Perini Corp. (a)	9	94
UFP Industries, Inc. (a)	10	738
UniFirst Corp.	2	367
Univar Solutions Inc. (a)	28	912
Valmont Industries Inc.	3	651
Verisk Analytics, Inc. (a)	5	1,155
Veritiv Corp. (a)	1	94
Wabash National Corp.	9	140
Watsco Inc.	4	1,117
Watts Water Technologies Inc. - Class A	2	339
Werner Enterprises Inc. (a)	14	587
WESCO International, Inc. (a)	11	1,467
Woodward Governor Co. (a)	7	836
XPO Logistics, Inc. (a)	4	315
Xylem Inc.	13	1,069

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Zurn Water Solutions Corporation	5	186
		84,305
Financials 13.6%
Affiliated Managers Group, Inc.	7	998
American Equity Investment Life Holding Company	17	676
American National Group, Inc. (a)	2	338
Ameris Bancorp (a)	6	270
Ares Management Corporation - Class A	3	228
Artisan Partners Asset Management Inc. - Class A	7	260
Associated Banc-Corp	32	732
Assurant, Inc.	8	1,430
Atlantic Union Bank (a)	10	361
Bank of Hawaii Corporation	6	493
Bank OZK (a)	17	713
BankUnited, Inc.	18	789
Banner Corporation (a)	6	331
BGC Partners, Inc. - Class A (a)	57	251
Blackstone Mortgage Trust, Inc. - Class A	24	776
BOK Financial Corporation (a)	4	402
Brighthouse Financial, Inc. (a)	24	1,228
Brightsphere Investment Group Inc.	10	238
BrightSpire Capital, Inc - Class A	15	135
Brown & Brown Inc.	15	1,070
Cadence Bank, N.A.	24	714
Cannae Holdings, Inc. (a)	3	81
Capitol Federal Financial (a)	17	185
Cathay General Bancorp (a)	11	492
CNO Financial Group, Inc.	32	813
Cohen & Steers, Inc.	2	163
Coinbase Global, Inc. - Class A (a)	—	45
Columbia Banking System Inc. (a)	12	379
Commerce Bancshares Inc. (a)	9	659
Community Bank System Inc.	5	368
Credit Acceptance Corp. (a) (b)	1	456
Cullen/Frost Bankers Inc.	6	874
CVB Financial Corp. (a)	18	407
East West Bancorp, Inc.	13	1,053
Eastern Bankshares, Inc. (a)	4	89
Erie Indemnity Company - Class A (a)	2	349
Essent Group Ltd.	12	489
Evercore Inc. - Class A	6	658
FactSet Research Systems Inc.	1	602
Federated Investors, Inc. - Class B	19	644
First American Financial Corporation	21	1,367
First Citizens BancShares, Inc. - Class A (a)	1	414
First Financial Bancorp. (a)	13	295
First Hawaiian, Inc. (a)	21	599
First Horizon National Corporation	66	1,544
First Interstate BancSystem, Inc. - Class A (a)	14	528
First Republic Bank	8	1,296
FirstCash Holdings, Inc. (a)	7	478
Flagstar Bancorp, Inc.	9	377
FNB Corp.	72	892
Fulton Financial Corp. (a)	32	538
Glacier Bancorp, Inc. (a)	8	417
Hancock Whitney Co. (a)	13	665
Hanover Insurance Group Inc.	6	868
Hilltop Holdings Inc.	10	295
Home BancShares, Inc.	21	471
Hope Bancorp, Inc. (a)	26	417
Horace Mann Educators Corp.	7	293
Houlihan Lokey Inc. - Class A	3	298
Independence Holdings, LLC	18	838
Independent Bank Group, Inc. (a)	4	265
Interactive Brokers Group, Inc. - Class A (a)	2	103
International Bancshares Corporation (a)	7	312
Investors Bancorp, Inc. (a)	52	783
Jackson Financial Inc. - Class A (c)	4	197
Janus Henderson Group PLC	32	1,127
Kemper Corp.	9	520
Ladder Capital Corp - Class A	23	274
LPL Financial Holdings Inc. (a)	7	1,305
MarketAxess Holdings Inc. (a)	1	292
Mercury General Corp.	7	369
MFA Financial, Inc.	121	489
MGIC Investment Corp.	62	842
Moelis & Company LLC - Class A	6	270
Morningstar Inc. (a)	1	272
Mr. Cooper Group Inc. (a)	1	65
MSCI Inc. - Class A	2	926
Nelnet, Inc. - Class A	2	179
New York Community Bancorp Inc. - Series A	117	1,256
Old National Bancorp (a)	53	869
Pacific Premier Bancorp, Inc. (a)	2	74
PacWest Bancorp (a)	24	1,042
PennyMac Financial Services, Inc.	4	219
People's United Financial Inc. (a)	76	1,527
Pinnacle Financial Partners, Inc. (a)	7	605
Primerica, Inc.	5	638
ProAssurance Corporation	7	192
Prosperity Bancshares Inc.	13	898
Radian Group Inc.	36	792
Renasant Corporation (a)	8	281
RLI Corp.	3	383
Rocket Companies, Inc. - Class A (a)	6	63
SEI Investments Co. (a)	18	1,059
Selective Insurance Group Inc. (a)	7	589
Signature Bank	3	896
Simmons First National Corp. - Class A (a)	15	406
SLM Corporation	40	732
South State Corp. (a)	6	516
Stewart Information Services Corp.	5	316
Stifel Financial Corp.	9	602
SVB Financial Group (a)	2	1,037
Synovus Financial Corp.	20	989
Texas Capital Bancshares, Inc. (a)	7	379
TFS Financial Corporation (a)	4	67
The Carlyle Group, Inc. (a)	3	148
The PRA Group, Inc. (a)	7	326
Tradeweb Markets Inc. - Class A (a)	3	228
Trustmark Corp. (a)	8	238
Two Harbors Investment Corp.	123	682
Ubiquiti Inc. (b)	—	69
UMB Financial Corp. (a)	5	437
Umpqua Holdings Corp.	43	811
United Bankshares Inc. (a)	17	581
United Community Banks, Inc. (a)	9	325
Valley National Bancorp (a)	57	736
Virtu Financial Inc. - Class A (a)	7	263
Voya Financial, Inc.	21	1,404
Walker & Dunlop, Inc.	3	371
Washington Federal Inc. (a)	16	523
Webster Financial Corp.	22	1,230
WesBanco Inc. (a)	8	290
Western Alliance Bancorp	5	403
White Mountains Insurance Group Ltd	1	634
Wintrust Financial Corporation	7	677
		69,522
Real Estate 12.8%
Acadia Realty Trust	16	336
Agree Realty Corporation	1	95
Alexander & Baldwin, LLC	10	231
American Campus Communities, Inc.	20	1,104
American Homes 4 Rent - Class A	18	710
Americold Realty Trust	14	404
Apartment Income REIT Corp.	24	1,307
Apollo Commercial Real Estate Finance, Inc. (c)	31	433
Apple Hospitality REIT, Inc.	61	1,095
Brandywine Realty Trust	43	606
Brixmor Property Group Inc.	50	1,279
Camden Property Trust	8	1,264
CBL & Associates Properties, Inc. (a)	1	30
Chimera Investment Corporation	69	830
CoreCivic, Inc. (a)	46	512
Corporate Office Properties Trust	19	552
Cousins Properties Incorporated	19	784
CubeSmart	13	683
Cushman & Wakefield PLC (a)	13	276

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
DiamondRock Hospitality Co. (a)	59	595
DigitalBridge Group, Inc. - Class A (a)	114	821
Diversified Healthcare Trust (a)	30	98
Douglas Elliman Inc.	8	58
Douglas Emmett, Inc.	22	732
Duke Realty Corp.	24	1,376
EastGroup Properties Inc.	2	399
Empire State Realty Trust Inc. - Class A	38	375
EPR Properties	15	799
Equity Commonwealth (a)	21	589
Equity Lifestyle Properties, Inc.	8	608
Extra Space Storage Inc.	6	1,283
Federal Realty Investment Trust	8	928
First Industrial Realty Trust, Inc.	9	529
Gaming and Leisure Properties, Inc. (a)	20	922
Global Net Lease Inc.	21	328
Healthcare Realty Trust Inc.	18	494
Healthcare Trust of America, Inc. - Class A	26	830
Highwoods Properties Inc.	17	777
Hudson Pacific Properties Inc.	28	781
InvenTrust Properties Corp.	3	94
Invesco Mortgage Capital Inc. (b)	136	309
Invitation Homes Inc.	39	1,548
JBG Smith Properties	20	583
Kennedy-Wilson Holdings Inc.	15	360
Kilroy Realty Corporation	14	1,084
Kimco Realty Corporation	68	1,685
Kite Realty Naperville, LLC	38	860
Lamar Advertising Co. - Class A (a)	8	952
Lexington Realty Trust	34	535
Life Storage Inc.	5	752
Macerich Co.	61	959
Mack-Cali Realty Corporation (a)	18	308
Medical Properties Trust, Inc.	59	1,249
MGM Growth Properties LLC - Class A	7	268
National Health Investors, Inc.	6	344
National Retail Properties, Inc.	19	837
New York Mortgage Trust Inc. (a)	88	321
Office Properties Income Trust (a)	7	191
Omega Healthcare Investors, Inc.	35	1,102
OUTFRONT Media Inc.	28	806
Paramount Group, Inc.	59	645
Pebblebrook Hotel Trust	34	834
PennyMac Mortgage Investment Trust (b)	28	470
Phillips Edison & Company, Inc. (a) (b)	3	119
Physicians Realty Trust	29	506
Piedmont Office Realty Trust Inc. - Class A	25	431
PotlatchDeltic Corp. (a)	7	376
PS Business Parks, Inc.	2	292
Rayonier Inc.	15	626
Realogy Holdings Corp. (a)	48	758
Redwood Trust Inc.	32	336
Regency Centers Corp. (a)	20	1,409
Retail Opportunity Investments Corp. (a)	18	341
Rexford Industrial Realty, Inc.	6	462
RLJ III-EM Columbus Lessee, LLC	41	579
Ryman Hospitality Properties, Inc. (a)	6	517
Sabra Health Care REIT, Inc. (a)	45	673
SBA Communications Corporation (a)	1	445
Service Properties Trust (a)	45	400
SITE Centers Corp.	36	596
SL Green Realty Corp. (b)	18	1,488
Spirit Realty Capital, Inc.	16	721
STAG Industrial, Inc.	11	474
Starwood Property Trust, Inc.	51	1,226
STORE Capital Corp.	23	671
Sun Communities Inc.	6	1,001
Sunstone Hotel Investors Inc. (a)	65	761
Tanger Factory Outlet Centers Inc.	22	381
The GEO Group, Inc. (a) (b)	72	476
The Howard Hughes Corporation (a)	4	433
UDR, Inc.	22	1,246
Uniti Group Inc. (a)	51	706
Urban Edge Properties	18	349
VICI Properties Inc.	47	1,333
W.P. Carey Inc.	19	1,538
Washington REIT	16	414
Xenia Hotels & Resorts Inc. (a)	20	380
		65,413
Information Technology 12.7%
ACI Worldwide, Inc. (a)	13	412
Advanced Energy Industries, Inc. (a)	4	324
Amkor Technology, Inc. (a)	14	300
ANSYS, Inc. (a)	4	1,121
Arista Networks, Inc. (a)	8	1,056
Aspen Technology, Inc. (a)	3	568
Autodesk, Inc. (a)	5	1,056
Avaya Holdings Corp. (a)	19	246
Belden Inc.	9	486
Benchmark Electronics, Inc.	6	152
Bentley Systems, Incorporated - Class B (a)	3	120
Black Knight, Inc. (a)	7	427
Booz Allen Hamilton Holding Corporation - Class A	13	1,137
Broadridge Financial Solutions, Inc.	8	1,322
Brooks Automation Inc. (a)	3	289
CACI International Inc. - Class A (a)	3	994
CDK Global, Inc. (a)	23	1,125
Ciena Corp. (a)	19	1,162
Cirrus Logic Inc. (a)	12	1,049
CMC Materials, Inc (a)	2	435
Cognex Corp. (a)	8	607
Coherent Inc. (a)	2	623
CommScope Holding Company, Inc. (a)	65	510
Concentrix Corporation (a)	3	542
Conduent Inc. (a)	51	261
Consensus Cloud Solutions, Inc. (a)	1	42
CSG Systems International, Inc. (a)	6	364
Diodes Inc. (a)	5	391
Dolby Laboratories, Inc. - Class A	7	559
Dropbox, Inc. - Class A (a)	20	457
EchoStar Corp. - Class A (a)	13	327
Entegris, Inc. (a)	5	594
EPAM Systems, Inc. (a)	1	322
Euronet Worldwide Inc. (a)	5	592
Fair Isaac Corporation (a)	1	598
First Solar, Inc. (a)	12	1,029
FleetCor Technologies Inc. (a)	5	1,194
Fortinet, Inc. (a)	3	864
Gartner Inc. (a)	2	679
Genpact Limited	21	909
GoDaddy Inc. - Class A (a)	8	671
Guidewire Software, Inc. (a)	4	340
II-VI Incorporated (a)	7	496
Infinera Corporation (a)	34	294
Informatica Inc. - Class A (a)	1	27
Insight Enterprises, Inc. (a)	7	750
InterDigital Communications, Inc. (a)	6	367
IPG Photonics Corporation (a)	3	349
Itron Inc. (a)	6	333
J2 Cloud Services, LLC (a)	4	419
Jack Henry & Associates Inc. (a)	6	1,138
KBR, Inc.	18	987
Keysight Technologies, Inc. (a)	8	1,257
Knowles Corporation (a)	19	405
Littelfuse Inc. (a)	2	531
Liveramp, Inc. (a)	10	385
Lumentum Holdings Inc. (a)	6	588
Mandiant, Inc. (a)	18	392
Manhattan Associates Inc. (a)	3	407
Mantech International Corp. - Class A (a)	5	400
MAXIMUS Inc.	10	735
Methode Electronics Inc.	6	271
MKS Instruments, Inc. (a)	5	777
Monolithic Power Systems Inc. (a)	1	393
N-Able, Inc. (a)	—	3
National Instruments Corp. (a)	19	762
NCR Corporation (a)	27	1,090
NETGEAR, Inc. (a)	7	183
NetScout Systems, Inc. (a)	13	428

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
OSI Systems Inc. (a)	4	297
Palantir Technologies Inc. - Class A (a)	7	90
Palo Alto Networks, Inc. (a)	2	1,195
Paysafe Limited (a)	11	38
PC Connection, Inc. (a)	2	97
Pegasystems Inc. (a)	2	164
Plantronics Inc. (a)	9	374
Plexus Corp. (a)	4	338
Power Integrations Inc. (a)	3	320
Progress Software Corp. (a)	7	322
PTC Inc. (a)	4	432
Pure Storage, Inc. - Class A (a)	18	645
Rackspace Technology, Inc. (a) (b)	5	59
RingCentral, Inc. - Class A (a)	1	77
Sabre Corporation (a)	91	1,042
Sanmina Corp. (a)	12	468
Science Applications International Corp.	10	939
Semtech Corp. (a)	5	348
ServiceNow, Inc. (a)	1	734
Silicon Laboratories Inc. (a)	3	480
Snowflake Inc. - Class A (a)	—	92
SolarWinds Corporation (a)	3	46
Splunk Inc. (a)	6	842
Square, Inc. - Class A (a)	4	543
SS&C Technologies Holdings, Inc. (a)	16	1,189
Stratasys, Inc. (a)	12	313
Super Micro Computer, Inc. (a)	8	293
Synaptics Incorporated (a)	4	821
SYNNEX Corporation	7	720
Teradata Corporation (a)	20	1,007
Teradyne Inc. (a)	12	1,403
Trimble Inc. (a)	18	1,286
TTM Technologies, Inc. (a)	32	480
Twilio Inc. - Class A (a)	3	434
Tyler Technologies Inc. (a)	1	419
Unity Software Inc. (a)	1	64
Upstate Property Rentals, LLC (a)	4	158
VeriSign, Inc. (a)	4	809
ViaSat, Inc. (a)	12	572
Viavi Solutions Inc. (a)	22	353
Vishay Intertechnology Inc.	29	566
Vontier Corporation	5	128
Wex, Inc. (a)	3	461
Wolfspeed, Inc. (a)	7	847
Workday, Inc. - Class A (a)	4	926
Xperi Holding Corporation (a)	15	254
Zebra Technologies Corp. - Class A (a)	2	823
Zoom Video Communications, Inc. - Class A (a)	1	83
		64,814
Consumer Discretionary 12.2%
Abercrombie & Fitch Co. - Class A (a)	17	540
Academy, Ltd. (a)	7	263
Acushnet Holdings Corp.	4	162
Adtalem Global Education Inc. (a)	12	362
Airbnb, Inc. - Class A (a)	1	165
American Axle & Manufacturing Holdings, Inc. (a)	49	384
American Eagle Outfitters, Inc.	37	614
Asbury Automotive Group, Inc. (a)	4	593
AutoZone, Inc. (a)	1	1,362
Big Lots, Inc. (b)	21	722
Bloomin' Brands, Inc. (a)	22	487
Boyd Gaming Corporation (a)	6	403
Bright Horizons Family Solutions Inc. (a)	3	455
Brinker International Inc. (a)	10	364
Brunswick Corp.	12	985
Buckle Inc.	6	199
Burlington Stores Inc. (a)	3	502
Caesars Entertainment, Inc. (a)	2	136
Caleres Inc.	3	58
Callaway Golf Co. (a)	11	247
Carter's Inc.	10	915
Century Communities Inc.	1	68
Cheesecake Factory Inc. (a)	12	471
Childrens Place Retail Stores Inc. (a)	3	136
Churchill Downs Inc. (a)	3	609
Columbia Sportswear Co. (a)	5	451
Cracker Barrel Old Country Store, Inc. (a)	6	662
Dana Holding Corp.	33	581
Dave & Buster's Entertainment Inc. (a)	9	429
Deckers Outdoor Corp. (a)	2	604
Designer Brands Inc. - Class A (a)	39	531
Dillard's Inc. - Class A	2	474
Domino's Pizza, Inc.	3	1,287
Doordash, Inc. - Class A (a)	1	146
Dorman Products Inc. (a)	3	293
Draftkings Inc. - Class A (a)	3	55
ETSY, Inc. (a)	1	103
Five Below, Inc. (a)	2	286
Fossil Group, Inc. (a)	16	153
GameStop Corp. - Class A (a) (b)	6	958
Genesco Inc. (a)	1	68
Gentex Corp. (a)	42	1,217
Gentherm Incorporated (a)	5	333
G-III Apparel Group, Ltd. (a)	13	363
Gopro Inc. - Class A (a)	24	208
Graham Holdings Co. - Class B	1	433
Grand Canyon Education, Inc. (a)	5	518
Group 1 Automotive Inc.	5	903
Groupon, Inc. (a) (b)	9	181
Guess Inc.	16	356
H & R Block, Inc.	29	762
Hanesbrands Inc.	82	1,214
Harley-Davidson, Inc.	34	1,328
Helen of Troy Ltd (a)	3	506
Hilton Grand Vacations Inc. (a)	9	456
International Game Technology PLC	25	629
iRobot Corp. (a)	5	306
Jack in the Box Inc. (a)	6	570
KB Home	18	572
Kontoor Brands, Inc.	7	276
Laureate Education Inc. - Class A (a)	27	326
La-Z-Boy Inc.	11	300
LCI Industries	4	437
Leggett & Platt Inc.	26	903
Levi Strauss & Co. - Class A	6	113
LGI Homes, Inc. (a)	1	62
Life Time Group Holdings, Inc. (a)	2	26
Lithia Motors Inc. - Class A	3	951
M/I Homes, Inc. (a)	6	281
Marriott Vacations Worldwide Corporation	6	980
Mattel, Inc. (a)	49	1,077
MDC Holdings Inc.	11	426
Meritage Homes Corporation (a)	7	561
Murphy USA Inc.	9	1,713
Norwegian Cruise Line Holdings Ltd. (a)	12	271
Office Depot, Inc. (a)	16	724
Ollie's Bargain Outlet Holdings Inc. (a)	5	218
Penn National Gaming Inc. (a)	9	382
Petco Health And Wellness Company, Inc. - Class A (a)	2	32
Polaris Industries Inc.	11	1,140
Pool Corporation (a)	1	547
PROG Holdings, Inc. (a)	21	603
Red Rock Resorts, Inc. - Class A (a)	4	187
Sally Beauty Holdings, Inc. (a)	27	419
Scientific Games Corporation (a)	7	397
Seaworld Entertainment, Inc. (a)	3	206
Service Corp. International	13	844
Signet Jewelers Limited	12	879
Six Flags Operations Inc.	19	836
Skechers U.S.A. Inc. - Class A (a)	19	757
Sleep Number Corporation (a)	5	235
Sonic Automotive, Inc. - Class A	8	360
Steven Madden Ltd. (a)	13	512
Strategic Education, Inc. (a)	1	89
Taylor Morrison Home II Corporation - Class A (a)	28	773
Tempur Sealy International, Inc.	12	332
Terminix Global Holdings, Inc. (a)	12	525
Texas Roadhouse Inc. - Class A (a)	7	601

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
The Wendy's Company	33	732
Thor Industries Inc.	13	999
Toll Brothers Inc.	18	836
TopBuild Corp. (a)	3	462
Travel + Leisure Co.	17	973
TRI Pointe Homes, Inc. (a)	36	720
Tupperware Brands Corp. (a)	16	318
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,474
Under Armour Inc. - Class A (a)	34	582
Urban Outfitters Inc. (a)	20	512
Vail Resorts, Inc.	3	718
Victoria's Secret & Co. (a)	2	101
Vista Outdoor Inc. (a)	9	304
Visteon Corporation (a)	10	1,059
Williams-Sonoma Inc.	7	1,007
Winnebago Industries Inc.	5	247
Wolverine World Wide, Inc.	18	404
Wyndham Hotels & Resorts, Inc.	8	636
Wynn Resorts, Limited (a)	11	903
		62,426
Health Care 8.0%
2Seventy Bio, Inc. (a)	3	43
ABIOMED, Inc. (a)	1	397
Acadia Healthcare Company, Inc. (a)	10	684
Align Technology, Inc. (a)	2	654
Allscripts Healthcare Solutions, Inc. (a)	31	690
Alnylam Pharmaceuticals, Inc. (a)	3	523
Amedisys, Inc. (a)	2	332
AMN Healthcare Services, Inc. (a)	4	404
Avantor, Inc. (a)	10	347
BioMarin Pharmaceutical Inc. (a)	13	1,015
Bio-Rad Laboratories, Inc. - Class A (a)	1	742
Bio-Techne Corporation (a)	1	403
Bluebird Bio, Inc. (a)	16	79
Brookdale Senior Living Inc. (a)	57	402
Bruker Corp. (a)	7	428
Catalent Inc. (a)	5	523
Change Healthcare Inc. (a)	26	568
Charles River Laboratories International Inc. (a)	1	420
Chemed Corporation	1	647
Community Health Systems Inc. (a)	31	364
Cooper Cos. Inc.	3	1,093
Covetrus, Inc. (a)	22	363
DexCom Inc. (a)	1	431
Elanco Animal Health (a)	40	1,032
Emergent BioSolutions Inc. (a)	7	299
Encompass Health Corporation	12	822
Envista Holdings Corporation (a)	26	1,267
Exact Sciences Corporation (a)	4	280
Exelixis, Inc. (a)	24	551
Globus Medical Inc. - Class A (a)	4	312
Haemonetics Corp. (a)	7	423
Healthcare Services Group Inc. (a)	21	386
Hologic Inc. (a)	18	1,403
Horizon Therapeutics Public Limited Company (a)	5	521
ICU Medical, Inc. (a)	2	410
IDEXX Laboratories, Inc. (a)	1	436
Incyte Corporation (a)	16	1,294
Integer Holdings Corporation (a)	4	294
Integra LifeSciences Holdings Corp. (a)	5	330
Ionis Pharmaceuticals Inc. (a)	14	505
LHC Group, Inc. (a)	3	420
LivaNova PLC (a)	5	376
Masimo Corp. (a)	2	253
Mednax, Inc. (a)	19	450
Mettler-Toledo International Inc. (a)	1	1,351
Moderna, Inc. (a)	2	348
Molina Healthcare, Inc. (a)	5	1,774
Multiplan Corporation - Class A (a) (b)	17	79
Myriad Genetics, Inc. (a)	14	359
Nektar Therapeutics (a)	31	170
NuVasive Inc. (a)	6	347
OPKO Health, Inc. (a) (b)	63	218
Owens & Minor Inc.	20	867
Patterson Cos. Inc. (a)	24	781
PerkinElmer Inc.	6	1,018
Premier Healthcare Solutions, Inc. - Class A	16	554
Quidel Corporation (a)	1	87
ResMed Inc.	5	1,268
Roivant Sciences Ltd. (a) (b)	5	24
Royalty Pharma PLC - Class A (a)	7	275
Sage Therapeutics Inc. (a)	2	68
Sarepta Therapeutics, Inc. (a)	4	330
Seagen Inc. (a)	4	528
Select Medical Holdings Corporation	12	298
Steris Limited	6	1,404
Syneos Health, Inc. - Class A (a)	7	580
Teladoc Health, Inc. (a) (b)	5	326
Teleflex Incorporated	3	926
Tenet Healthcare Corporation (a)	12	1,028
United Therapeutics Corporation (a)	8	1,347
Veeva Systems Inc. - Class A (a)	2	355
West Pharmaceutical Services Inc.	2	721
		41,047
Materials 6.7%
Albemarle Corporation	7	1,625
Allegheny Technologies Incorporated (a)	27	716
AptarGroup, Inc.	6	763
Arconic Corporation (a)	27	686
ARD Holdings S.A. - Class A (d)	—	9
Ashland Global Holdings Inc.	11	1,087
Avery Dennison Corporation	7	1,237
Avient Corporation	12	581
Axalta Coating Systems Ltd. (a)	23	574
Ball Corporation	17	1,551
Berry Global Group, Inc. (a)	13	754
Cabot Corp.	10	705
Carpenter Technology Corp.	12	501
Cleveland-Cliffs Inc. (a)	5	163
Commercial Metals Co.	27	1,122
Compass Minerals International, Inc.	7	410
Crown Holdings Inc.	9	1,063
Eagle Materials Inc.	4	556
Element Solutions, Inc.	20	436
FMC Corporation	10	1,336
Graphic Packaging Holding Company	59	1,183
Greif Inc. - Class A	6	393
H.B. Fuller Company	7	492
Hecla Mining Co.	51	337
Huntsman Corp.	44	1,639
Innospec Inc. (a)	4	352
Kaiser Aluminum Corporation (a)	4	352
Louisiana-Pacific Corp.	11	671
Minerals Technologies Inc.	5	304
NewMarket Corp.	1	418
O-I Glass, Inc. (a)	44	573
Olin Corporation	20	1,071
PQ Group Holdings Inc. (a)	8	97
Quaker Chemical Corp.	1	187
Reynolds Consumer Products LLC	1	25
Reynolds Group Holdings Limited (a)	7	72
Royal Gold Inc. (a)	4	589
RPM International Inc.	14	1,112
Schnitzer Steel Industries Inc. - Class A (a)	7	381
Schweitzer-Mauduit International Inc.	5	145
Scotts Miracle-Gro Co.	4	531
Sealed Air Corporation	25	1,695
Sensient Technologies Corporation	5	460
Silgan Holdings Inc. (a)	12	548
Sonoco Products Co.	16	1,004
Stepan Co.	3	255
Summit Materials, Inc. - Class A (a)	12	373
Sylvamo Corporation (a)	4	120
The Chemours Company	31	991
Trinseo Public Limited Company	8	362
Warrior Met Coal, Inc.	27	1,020
Worthington Industries Inc.	8	393
		34,020

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Energy 6.2%
Antero Midstream Corporation	27	292
Antero Resources Corporation (a)	80	2,447
Apa Corp. (a)	10	415
Arch Resources, Inc. - Class A	1	159
Archrock, Inc.	29	271
Callon Petroleum Company (a)	8	474
Centennial Resource Development, LLC - Class A (a)	57	462
ChampionX Corporation (a)	15	370
Cheniere Energy, Inc.	7	996
CNX Resources Corporation (a)	56	1,158
Coterra Energy Inc	86	2,325
CVR Energy, Inc. (a)	16	415
Delek US Holdings, Inc. (a)	37	782
Devon Energy Corporation	46	2,733
Diamondback Energy, Inc.	2	304
Dril-Quip Inc. (a)	9	339
DT Midstream, Inc.	3	145
EQT Corporation	63	2,154
Equitrans Midstream Corp.	75	630
Green Plains Renewable Energy Inc. (a)	12	382
Helmerich & Payne Inc.	43	1,851
Kosmos Energy Ltd. (a)	102	737
Magnolia Oil & Gas Corp. - Class A	10	247
Matador Resources Co.	8	446
Murphy Oil Corporation	57	2,289
Nabors Industries Ltd (a)	1	142
Oasis Petroleum Inc. (a)	6	912
Oceaneering International, Inc. (a)	31	473
Ovintiv Canada ULC	8	417
Patterson-UTI Energy Inc. (a)	76	1,175
PDC Energy, Inc. (a)	11	772
Peabody Energy Corp. (a)	11	279
Range Resources Corporation (a)	27	833
Reg Biofuels, LLC (a)	10	632
RPC Inc. (a)	4	43
SM Energy Company	26	997
Southwestern Energy Co. (a)	75	536
TechnipFMC PLC	42	328
Valaris Limited (a)	2	129
Weatherford International Public Limited Company (a)	2	71
Whiting Petroleum Corporation	11	927
		31,489
Consumer Staples 4.0%
B&G Foods, Inc.	15	416
Bellring Brands, Inc. (a)	11	251
Boston Beer Co. Inc. - Class A (a)	1	232
Brown-Forman Corp. - Class B	17	1,133
Cal-Maine Foods Inc. (a)	9	505
Casey's General Stores Inc. (a)	6	1,266
Central Garden & Pet Co. - Class A (a)	7	284
Coty Inc. - Class A (a)	14	123
Darling Ingredients Inc. (a)	12	941
Del Monte Fresh Produce Company	5	124
Edgewell Personal Care Colombia S A S	15	556
Flowers Foods Inc.	34	878
Hain Celestial Group Inc. (a)	12	400
Herbalife Nutrition Ltd. (a)	8	244
Ingles Markets Inc. - Class A (a)	3	306
J&J Snack Foods Corp. (a)	2	286
Lamb Weston Holdings Inc.	9	538
Lancaster Colony Corp. (a)	2	331
McCormick & Company, Incorporated	18	1,765
National Beverage Corp. (a)	2	101
Nomad Foods Limited (a)	18	408
Nu Skin Enterprises, Inc. - Class A	15	717
Performance Food Group, Inc. (a)	29	1,480
Post Holdings, Inc. (a)	8	588
PriceSmart Inc. (a)	4	284
Rite Aid Corporation (a) (b)	38	337
Sanderson Farms Inc. (a)	5	942
Seaboard Corp.	—	130
SpartanNash Co. (a)	2	78
Spectrum Brands Legacy, Inc.	7	639
Sprouts Farmers Market, Inc. (a)	36	1,166
The Andersons, Inc. (a)	6	277
Treehouse Foods, Inc. (a)	18	577
United Natural Foods Inc. (a)	26	1,086
Universal Corp.	4	258
USANA Health Sciences, Inc. (a)	2	197
Vector Group Ltd.	23	279
Weis Markets Inc.	3	210
		20,333
Communication Services 3.6%
Advantage Solutions, Inc. - Class A (a)	4	25
AMC Entertainment Holdings, Inc. - Class A (a) (b)	30	732
AMC Networks, Inc. - Class A (a)	11	449
ANGI Homeservices Inc. - Class A (a)	7	39
Bumble Inc. - Class A (a)	2	55
Cable One, Inc.	—	331
Cinemark Holdings, Inc. (a)	39	677
Clear Channel Outdoor Holdings, Inc. (a)	83	289
Frontier Communications Parent, Inc. (a)	3	84
Gray Television, Inc.	15	331
IAC/Interactive Corp. (a)	1	125
iHeartMedia, Inc. - Class A (a)	17	327
Interpublic Group of Cos. Inc.	47	1,654
John Wiley & Sons Inc. - Class A	8	404
Liberty Broadband Corp. - Series C (a)	7	913
Liberty Latin America Ltd. - Class C (a)	33	312
Liberty Media Corporation - Series C (a)	16	1,090
Lions Gate Entertainment Corp. - Class A (a)	34	560
Live Nation Entertainment, Inc. (a)	4	516
Lyft, Inc. - Class A (a)	13	494
Madison Square Garden Entertainment Corp. - Class A (a)	5	414
Match Group Holdings II, LLC (a)	8	818
New York Times Co. - Class A	9	402
Nexstar Media Group, Inc. - Class A (a)	5	871
Pinterest, Inc. - Class A (a)	13	330
Roku Inc. - Class A (a)	—	61
Scholastic Corp. (a)	5	201
Sinclair Broadcast Group Inc. - Class A (a)	15	426
Snap Inc. - Class A (a)	14	487
Take-Two Interactive Software Inc. (a)	6	886
TEGNA Inc.	35	790
Telephone & Data Systems Inc.	32	608
The Madison Square Garden Company - Class A (a)	1	231
TripAdvisor Inc. (a)	16	439
US Cellular Corp. (a)	5	137
Yelp Inc. (a)	15	528
Zillow Group, Inc. - Class C (a)	10	473
Zynga Inc. - Class A (a)	85	786
		18,295
Utilities 3.2%
ALLETE, Inc.	9	583
Atmos Energy Corporation	16	1,925
Avista Corporation	14	617
Black Hills Corporation	10	800
Clearway Energy, Inc. - Class C	12	435
Essential Utilities, Inc.	19	953
Hawaiian Electric Industries Inc.	15	623
IDACORP Inc.	7	799
MDU Resources Group Inc.	32	840
National Fuel Gas Company	12	851
New Jersey Resources Corp.	15	703
NorthWestern Corp. (a)	10	584
OGE Energy Corp.	38	1,550
One Gas, Inc.	9	768
Ormat Technologies Inc.	4	355
PNM Resources, Inc.	13	613
Portland General Electric Co.	17	962
South Jersey Industries Inc.	19	670
Southwest Gas Corp.	12	947

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Spire, Inc.	10	718
		16,296
Total Common Stocks (cost $427,139)		507,960
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.23% (c) (e)	4,417	4,417
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (e)	3,814	3,814
Total Short Term Investments (cost $8,231)		8,231
Total Investments 101.1% (cost $435,370)		516,191
Other Derivative Instruments (0.0)%		(61)
Other Assets and Liabilities, Net (1.1)%		(5,474)
Total Net Assets 100.0%		510,656

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/RAFI Fundamental U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	420	25	37	—	(12)	37	433	0.1
Jackson Financial Inc. - Class A	—	193	—	—	—	4	197	—
	420	218	37	—	(12)	41	630	0.1

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	4	June 2022	420	(10)	(7)
S&P Midcap 400 Index	10	June 2022	2,696	(51)	(7)
				(61)	(14)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	507,951	—	9	507,960
Short Term Investments	8,231	—	—	8,231
	516,182	—	9	516,191
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(14)	—	—	(14)
	(14)	—	—	(14)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.6%
Consumer Staples 15.5%
Altria Group, Inc.	346	18,052
Archer-Daniels-Midland Company	116	10,494
B&G Foods, Inc.	22	588
Bellring Brands, Inc. (a)	16	373
Boston Beer Co. Inc. - Class A (a)	2	634
Brown-Forman Corp. - Class B	12	793
Bunge Limited	48	5,356
Cal-Maine Foods Inc. (a)	18	970
Campbell Soup Company	16	720
Casey's General Stores Inc. (a)	10	1,985
Central Garden & Pet Co. - Class A (a)	12	502
Church & Dwight Co. Inc.	24	2,371
Colgate-Palmolive Co.	84	6,357
ConAgra Brands Inc.	37	1,247
Constellation Brands, Inc. - Class A	8	1,864
Costco Wholesale Corporation (a)	45	26,187
Coty Inc. - Class A (a)	12	104
Darling Ingredients Inc. (a)	11	886
Dollar General Corporation	22	4,934
Edgewell Personal Care Colombia S A S	23	841
Estee Lauder Cos. Inc. - Class A	11	3,050
Flowers Foods Inc.	57	1,455
General Mills, Inc.	59	4,003
Hain Celestial Group Inc. (a)	15	519
Herbalife Nutrition Ltd. (a)	18	533
Hershey Co.	15	3,222
Hormel Foods Corp.	20	1,038
Ingles Markets Inc. - Class A (a)	4	324
Ingredion Inc.	12	1,054
J&J Snack Foods Corp. (a)	3	392
JM Smucker Co.	13	1,794
Kellogg Co.	38	2,454
Keurig Dr Pepper Inc. (a)	44	1,654
Kimberly-Clark Corporation	33	4,051
Kraft Heinz Foods Company (a)	127	4,982
Lamb Weston Holdings Inc.	12	711
Lancaster Colony Corp. (a)	4	537
McCormick & Company, Incorporated	32	3,227
Molson Coors Beverage Company - Class B	49	2,632
Mondelez International, Inc. - Class A (a)	108	6,809
Monster Beverage 1990 Corporation (a)	18	1,428
Nomad Foods Limited (a)	25	557
Nu Skin Enterprises, Inc. - Class A	24	1,167
PepsiCo, Inc. (a)	205	34,282
Performance Food Group, Inc. (a)	20	1,005
Philip Morris International Inc.	254	23,886
Post Holdings, Inc. (a)	13	882
PriceSmart Inc. (a)	4	319
Procter & Gamble Co.	256	39,151
Sanderson Farms Inc. (a)	6	1,175
Sprouts Farmers Market, Inc. (a)	86	2,761
Sysco Corp.	52	4,279
Target Corporation	185	39,317
The Andersons, Inc. (a)	4	201
The Clorox Company	11	1,555
The Coca-Cola Company	539	33,396
The Kroger Co.	313	17,953
Treehouse Foods, Inc. (a)	15	487
Tyson Foods Inc. - Class A	79	7,064
United Natural Foods Inc. (a)	26	1,068
Universal Corp.	6	348
US Foods Holding Corp. (a)	25	923
USANA Health Sciences, Inc. (a)	3	261
Vector Group Ltd.	22	262
Walgreens Boots Alliance, Inc. (a)	305	13,636
Walmart Inc.	313	46,566
		403,628
Information Technology 15.3%
Accenture Public Limited Company - Class A	47	15,682
ADS Alliance Data Systems, Inc.	30	1,707
Akamai Technologies, Inc. (a)	7	788
Amdocs Limited	17	1,363
Amkor Technology, Inc. (a)	25	550
ANSYS, Inc. (a)	4	1,257
Apple Inc. (a)	181	31,614
Applied Materials, Inc. (a)	65	8,610
Arista Networks, Inc. (a)	13	1,763
Arrow Electronics, Inc. (a)	20	2,391
Aspen Technology, Inc. (a)	2	308
Automatic Data Processing, Inc. (a)	30	6,738
Avnet, Inc. (a)	30	1,197
Belden Inc.	8	462
Black Knight, Inc. (a)	7	415
Booz Allen Hamilton Holding Corporation - Class A	29	2,587
Broadcom Inc. (a)	9	5,603
Broadridge Financial Solutions, Inc.	19	3,004
CACI International Inc. - Class A (a)	5	1,444
CDK Global, Inc. (a)	21	1,022
CDW Corp. (a)	12	2,172
Ciena Corp. (a)	8	470
Cirrus Logic Inc. (a)	6	479
Cisco Systems, Inc. (a)	477	26,595
Citrix Systems Inc. (a)	15	1,522
Coherent Inc. (a)	1	337
Concentrix Corporation (a)	3	463
Conduent Inc. (a)	57	294
Corning Incorporated	201	7,410
CSG Systems International, Inc. (a)	7	471
Dell Technology Inc. - Class C	15	737
Dolby Laboratories, Inc. - Class A	8	603
DXC Technology Company (a)	51	1,665
Entegris, Inc. (a)	8	983
EPAM Systems, Inc. (a)	3	914
F5 Networks, Inc. (a)	6	1,349
Fair Isaac Corporation (a)	1	646
Flex Ltd. (a)	41	764
Fortinet, Inc. (a)	8	2,699
Gartner Inc. (a)	6	1,803
Genpact Limited	34	1,459
GoDaddy Inc. - Class A (a)	8	705
Hewlett Packard Enterprise Company	420	7,023
HP Inc.	200	7,249
Insight Enterprises, Inc. (a)	8	843
International Business Machines Corporation	230	29,932
Intuit Inc. (a)	17	8,226
J2 Cloud Services, LLC (a)	4	368
Jabil Inc.	31	1,932
Jack Henry & Associates Inc. (a)	16	3,105
Juniper Networks, Inc.	145	5,378
KBR, Inc.	33	1,827
Keysight Technologies, Inc. (a)	10	1,535
KLA-Tencor Corp. (a)	16	5,711
Kyndryl Holdings, Inc. (a)	24	315
Lam Research Corp. (a)	8	4,069
Manhattan Associates Inc. (a)	8	1,094
Mantech International Corp. - Class A (a)	5	472
MasterCard Incorporated - Class A	16	5,566
MAXIMUS Inc.	18	1,382
Microsoft Corporation (a)	89	27,500
Monolithic Power Systems Inc. (a)	2	1,087
Motorola Solutions Inc.	34	8,151
National Instruments Corp. (a)	9	358
NCR Corporation (a)	31	1,242
NetApp, Inc. (a)	36	2,969
NetScout Systems, Inc. (a)	17	555
NortonLifelock Inc. (a)	125	3,314
NVIDIA Corporation (a)	106	28,788
On Semiconductor Corporation (a)	15	969
Oracle Corporation	383	31,697
Palo Alto Networks, Inc. (a)	5	3,055
Paychex Inc. (a)	34	4,580
Plexus Corp. (a)	4	364
Qualcomm Incorporated (a)	85	13,036
Sabre Corporation (a)	58	658
Sanmina Corp. (a)	18	725

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Seagate Technology Holdings Public Limited Company (a)	6	571
ServiceNow, Inc. (a)	10	5,641
Silicon Laboratories Inc. (a)	2	316
Skyworks Solutions, Inc. (a)	11	1,418
Snowflake Inc. - Class A (a)	14	3,151
SS&C Technologies Holdings, Inc. (a)	11	846
Super Micro Computer, Inc. (a)	8	307
Synaptics Incorporated (a)	7	1,382
Teradata Corporation (a)	27	1,321
Teradyne Inc. (a)	12	1,461
Texas Instruments Incorporated (a)	46	8,346
The Western Union Company	61	1,152
Tyler Technologies Inc. (a)	1	468
VeriSign, Inc. (a)	8	1,813
Visa Inc. - Class A	38	8,420
Vishay Intertechnology Inc.	36	714
Western Digital Corporation (a)	30	1,508
Xerox Holdings Corporation (a)	35	706
		397,661
Health Care 14.5%
AbbVie Inc.	68	11,091
Agilent Technologies, Inc.	11	1,421
Align Technology, Inc. (a)	2	716
AmerisourceBergen Corporation	6	917
Amgen Inc. (a)	39	9,401
AMN Healthcare Services, Inc. (a)	8	782
Anthem, Inc.	20	9,676
Avantor, Inc. (a)	28	939
Baxter International Inc.	56	4,329
Becton, Dickinson and Company	8	2,090
Biogen Inc. (a)	10	2,004
BioMarin Pharmaceutical Inc. (a)	9	714
Bio-Rad Laboratories, Inc. - Class A (a)	2	948
Bio-Techne Corporation (a)	2	862
Boston Scientific Corporation (a)	56	2,458
Bristol-Myers Squibb Company	146	10,689
Brookdale Senior Living Inc. (a)	57	401
Bruker Corp. (a)	13	858
Cardinal Health, Inc.	80	4,531
Centene Corporation (a)	22	1,874
Cerner Corp. (a)	30	2,835
Charles River Laboratories International Inc. (a)	3	784
Chemed Corporation	3	1,493
Cooper Cos. Inc.	3	1,197
CVS Health Corporation	323	32,728
Danaher Corporation	53	15,471
DaVita Inc. (a)	29	3,303
Dentsply Sirona Inc.	18	888
DexCom Inc. (a)	5	2,626
Edwards Lifesciences Corporation (a)	24	2,846
Eli Lilly & Co.	78	22,391
Encompass Health Corporation	16	1,111
Envista Holdings Corporation (a)	8	401
Gilead Sciences, Inc. (a)	420	24,971
HCA Healthcare, Inc.	32	8,088
Healthcare Services Group Inc. (a)	35	649
Henry Schein Inc. (a)	13	1,144
Hologic Inc. (a)	5	420
Humana Inc.	4	1,622
ICU Medical, Inc. (a)	2	479
IDEXX Laboratories, Inc. (a)	1	487
Integra LifeSciences Holdings Corp. (a)	7	434
Intuitive Surgical, Inc. (a)	14	4,177
IQVIA Inc. (a)	7	1,692
Johnson & Johnson	194	34,457
Laboratory Corporation of America Holdings (a)	7	1,815
Masimo Corp. (a)	4	582
McKesson Corporation	34	10,397
Mednax, Inc. (a)	22	511
Merck & Co., Inc.	350	28,734
Mettler-Toledo International Inc. (a)	2	3,002
Molina Healthcare, Inc. (a)	9	2,850
Myriad Genetics, Inc. (a)	21	539
Organon & Co.	30	1,064
Owens & Minor Inc.	34	1,492
Patterson Cos. Inc. (a)	31	987
PerkinElmer Inc.	6	1,115
Pfizer Inc.	768	39,737
Premier Healthcare Solutions, Inc. - Class A	23	807
Quest Diagnostics Incorporated	16	2,124
Regeneron Pharmaceuticals, Inc. (a)	5	3,805
ResMed Inc.	19	4,590
Select Medical Holdings Corporation	17	415
Steris Limited	10	2,495
Syneos Health, Inc. - Class A (a)	4	323
Teleflex Incorporated	3	915
Tenet Healthcare Corporation (a)	52	4,469
United Therapeutics Corporation (a)	18	3,167
UnitedHealth Group Incorporated	37	18,665
Universal Health Services Inc. - Class B	3	464
Viatris, Inc.	49	529
Waters Corp. (a)	7	2,106
West Pharmaceutical Services Inc.	6	2,602
Zoetis Inc. - Class A	27	5,021
		378,717
Financials 11.7%
Affiliated Managers Group, Inc.	10	1,470
AFLAC Incorporated	42	2,677
Alleghany Corporation (a)	—	374
Ally Financial Inc.	81	3,506
American Equity Investment Life Holding Company	15	599
American Express Company	22	4,080
American Financial Group, Inc.	2	343
American International Group, Inc.	237	14,860
American National Group, Inc. (a)	2	306
Ameriprise Financial, Inc.	4	1,307
Annaly Capital Management, Inc.	155	1,091
AON Public Limited Company - Class A	8	2,675
Ares Management Corporation - Class A	11	910
Arthur J Gallagher & Co.	16	2,784
Artisan Partners Asset Management Inc. - Class A	9	344
Assurant, Inc.	3	520
Bank of America Corporation	275	11,328
Bank OZK (a)	6	255
Berkshire Hathaway Inc. - Class B (a)	69	24,315
Blackstone Mortgage Trust, Inc. - Class A	36	1,150
Brighthouse Financial, Inc. (a)	26	1,362
Brightsphere Investment Group Inc.	12	293
Brown & Brown Inc.	35	2,535
Capital One Financial Corporation	99	12,983
Capitol Federal Financial (a)	10	109
Chubb Limited	23	4,957
Cincinnati Financial Corporation	6	755
Citigroup Inc.	349	18,634
Citizens Financial Group Inc.	16	711
CME Group Inc. - Class A (a)	26	6,230
CNO Financial Group, Inc.	44	1,091
Cohen & Steers, Inc.	4	302
Comerica Inc.	4	395
Cullen/Frost Bankers Inc.	3	435
Discover Financial Services	34	3,696
East West Bancorp, Inc.	8	603
Erie Indemnity Company - Class A (a)	3	597
Evercore Inc. - Class A	8	889
FactSet Research Systems Inc.	3	1,444
Federated Investors, Inc. - Class B	23	773
Fidelity National Financial, Inc. - Class A	28	1,343
Fifth Third Bancorp (a)	26	1,139
First American Financial Corporation	31	2,037
First Horizon National Corporation	29	689
First Republic Bank	9	1,506
Franklin Resources Inc.	113	3,149
Genworth Financial, Inc. - Class A (a)	147	554
Hanover Insurance Group Inc.	6	963
Houlihan Lokey Inc. - Class A	11	972
Independence Holdings, LLC	6	275
Intercontinental Exchange, Inc.	20	2,667
Invesco Ltd.	90	2,069

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Janus Henderson Group PLC	9	327
Jefferies Financial Group Inc.	29	949
KeyCorp	35	778
Ladder Capital Corp - Class A	24	285
Lincoln National Corporation	43	2,831
Loews Corp.	29	1,849
LPL Financial Holdings Inc. (a)	18	3,219
M&T Bank Corporation	4	758
Markel Corporation (a)	1	717
MarketAxess Holdings Inc. (a)	2	626
Marsh & McLennan Companies, Inc.	57	9,629
Mercury General Corp.	10	561
MetLife, Inc.	73	5,142
MFA Financial, Inc.	133	538
MGIC Investment Corp.	37	497
Moelis & Company LLC - Class A	9	434
Moody's Corp.	9	3,070
Morgan Stanley	54	4,713
Morningstar Inc. (a)	4	1,133
MSCI Inc. - Class A	8	4,262
NASDAQ Inc. (a)	8	1,470
Navient Corporation (a)	82	1,398
New York Community Bancorp Inc. - Series A	83	890
Northern Trust Corp.	7	797
Old Republic International Corp.	37	959
PacWest Bancorp (a)	28	1,187
People's United Financial Inc. (a)	22	446
Pinnacle Financial Partners, Inc. (a)	4	349
Principal Financial Group, Inc. (a)	10	704
Progressive Corp.	32	3,649
Prudential Financial Inc.	85	10,035
Raymond James Financial Inc.	7	713
Regions Financial Corporation	35	789
RLI Corp.	4	451
S&P Global Inc.	23	9,534
SEI Investments Co. (a)	21	1,261
Signature Bank	3	914
SLM Corporation	26	476
State Street Corporation	13	1,169
Stewart Information Services Corp.	7	397
Stifel Financial Corp.	5	351
SVB Financial Group (a)	3	1,761
Synchrony Financial	60	2,091
Synovus Financial Corp.	7	359
T. Rowe Price Group, Inc. (a)	20	3,069
The Allstate Corporation	66	9,108
The Bank of New York Mellon Corporation (b)	28	1,374
The Blackstone Group Inc. - Class A	55	7,003
The Carlyle Group, Inc. (a)	11	539
The Charles Schwab Corporation	59	4,978
The Goldman Sachs Group, Inc.	14	4,555
The Hartford Financial Services Group, Inc.	13	925
The PNC Financial Services Group, Inc.	16	3,007
The PRA Group, Inc. (a)	8	361
The Travelers Companies, Inc.	62	11,239
Tradeweb Markets Inc. - Class A (a)	9	748
Two Harbors Investment Corp.	180	997
U.S. Bancorp	52	2,762
Unum Group	52	1,636
Valley National Bancorp (a)	20	258
Virtu Financial Inc. - Class A (a)	17	646
Voya Financial, Inc.	5	361
Webster Financial Corp.	9	506
Wells Fargo & Company	282	13,678
White Mountains Insurance Group Ltd	1	732
Willis Towers Watson Public Limited Company	6	1,463
Wintrust Financial Corporation	3	265
Zions Bancorp	5	327
		306,056
Consumer Discretionary 10.8%
Abercrombie & Fitch Co. - Class A (a)	47	1,496
Adient Public Limited Company (a)	38	1,537
Adtalem Global Education Inc. (a)	16	488
Advance Auto Parts, Inc.	5	1,061
American Axle & Manufacturing Holdings, Inc. (a)	64	495
American Eagle Outfitters, Inc. (c)	103	1,724
Asbury Automotive Group, Inc. (a)	10	1,675
AutoNation, Inc. (a)	17	1,643
AutoZone, Inc. (a)	3	5,790
Bath & Body Works, Inc.	58	2,791
Bed Bath & Beyond Inc. (a) (c)	116	2,613
Best Buy Co., Inc.	68	6,217
Big Lots, Inc. (c)	10	351
Bloomin' Brands, Inc. (a)	36	785
BorgWarner Inc.	9	330
Bright Horizons Family Solutions Inc. (a)	4	588
Brunswick Corp.	15	1,206
Buckle Inc.	23	745
Burlington Stores Inc. (a)	2	402
Carnival Plc (a)	69	1,386
Carter's Inc.	15	1,403
Cheesecake Factory Inc. (a)	31	1,214
Chipotle Mexican Grill Inc. (a)	3	4,888
Churchill Downs Inc. (a)	3	622
Cracker Barrel Old Country Store, Inc. (a)	11	1,324
Dana Holding Corp.	40	697
Darden Restaurants Inc.	7	918
Dave & Buster's Entertainment Inc. (a)	7	366
Deckers Outdoor Corp. (a)	4	1,054
Designer Brands Inc. - Class A (a)	57	766
Dick's Sporting Goods Inc. (c)	25	2,531
Dillard's Inc. - Class A (c)	3	688
Dollar Tree Inc. (a)	15	2,389
Domino's Pizza, Inc.	9	3,694
Dorman Products Inc. (a)	3	328
eBay Inc. (a)	144	8,263
Foot Locker, Inc.	59	1,756
Ford Motor Company	1,339	22,635
Gap Inc.	131	1,846
General Motors Company (a)	294	12,865
Gentex Corp. (a)	44	1,270
Genuine Parts Co.	13	1,640
G-III Apparel Group, Ltd. (a)	15	411
Graham Holdings Co. - Class B	1	455
Grand Canyon Education, Inc. (a)	4	434
Group 1 Automotive Inc.	7	1,168
Guess Inc.	20	430
H & R Block, Inc.	72	1,871
Hanesbrands Inc.	85	1,266
Harley-Davidson, Inc.	18	725
Hasbro, Inc. (a)	2	168
Helen of Troy Ltd (a)	2	435
Hilton Grand Vacations Inc. (a)	16	848
Hilton Worldwide Holdings Inc. (a)	20	3,083
International Game Technology PLC (c)	43	1,060
Jack in the Box Inc. (a)	14	1,271
Kohl's Corporation	63	3,834
Kontoor Brands, Inc.	21	848
Las Vegas Sands Corp. (a)	35	1,374
La-Z-Boy Inc.	14	380
Lear Corporation	10	1,403
Leggett & Platt Inc.	25	864
Lithia Motors Inc. - Class A	3	966
LKQ Corporation	9	403
Lowe`s Companies, Inc.	95	19,148
Macy's, Inc.	243	5,911
Marriott International, Inc. - Class A (a)	11	1,965
Mattel, Inc. (a)	18	406
McDonald's Corporation	72	17,846
MDC Holdings Inc.	12	460
Meritage Homes Corporation (a)	5	409
Murphy USA Inc.	10	2,068
Newell Brands Inc.	10	205
NIKE, Inc. - Class B	46	6,207
Nordstrom Inc.	54	1,461
NVR, Inc. (a)	—	1,416
Office Depot, Inc. (a)	17	763
O'Reilly Automotive, Inc. (a)	10	6,903
Penske Automotive Group, Inc.	10	979

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Pool Corporation (a)	7	2,978
Pulte Homes Inc.	21	896
PVH Corp.	3	192
Qurate Retail, Inc. - Series A (a)	194	922
Ralph Lauren Corp. - Class A	7	848
Red Rock Resorts, Inc. - Class A (a)	11	550
Ross Stores Inc. (a)	11	979
Sally Beauty Holdings, Inc. (a)	52	807
Scientific Games Corporation (a)	4	262
Service Corp. International	29	1,902
Signet Jewelers Limited	41	2,982
Six Flags Operations Inc.	26	1,108
Skechers U.S.A. Inc. - Class A (a)	7	288
Sonic Automotive, Inc. - Class A	10	419
Starbucks Corporation (a)	61	5,560
Steven Madden Ltd. (a)	18	681
Taylor Morrison Home II Corporation - Class A (a)	23	633
Tempur Sealy International, Inc.	16	443
Terminix Global Holdings, Inc. (a)	13	593
Texas Roadhouse Inc. - Class A (a)	7	626
The Goodyear Tire & Rubber Company (a)	133	1,900
The Home Depot, Inc.	90	27,024
The Wendy's Company	94	2,065
Thor Industries Inc.	3	257
TJX Cos. Inc.	52	3,149
Toll Brothers Inc.	6	259
TopBuild Corp. (a)	2	316
Tractor Supply Co. (a)	17	4,003
TRI Pointe Homes, Inc. (a)	42	843
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6	2,545
Urban Outfitters Inc. (a)	27	685
Vail Resorts, Inc.	6	1,510
VF Corp.	25	1,398
Vista Outdoor Inc. (a)	9	325
Visteon Corporation (a)	10	1,048
Whirlpool Corporation	11	1,916
Williams-Sonoma Inc.	31	4,528
Wyndham Hotels & Resorts, Inc.	14	1,155
Yum! Brands, Inc.	51	6,020
		280,939
Industrials 8.8%
3M Company	59	8,823
AAR Corp. (a)	10	477
ABM Industries Incorporated	22	989
Acuity Brands, Inc.	7	1,342
AECOM	20	1,557
AGCO Corporation	12	1,748
Allegiant Travel Company (a)	3	509
Allison Systems, Inc.	38	1,491
AMERCO (a)	2	895
American Airlines Group Inc. (a)	121	2,213
AO Smith Corp.	23	1,481
Apogee Enterprises, Inc. (a)	8	385
Arcbest Corporation (a)	3	270
Arcosa, Inc.	9	507
Armstrong World Industries, Inc.	6	574
Atlas Air Worldwide Holdings, Inc. (a)	9	773
Avis Budget Group, Inc. (a)	43	11,328
Boise Cascade Company	12	824
Builders FirstSource, Inc. (a)	10	647
BWXT Government Group, Inc.	17	931
C.H. Robinson Worldwide, Inc. (a)	30	3,219
Carlisle Cos. Inc.	2	418
Carrier Global Corporation	17	790
Caterpillar Inc.	20	4,472
Cintas Corp. (a)	2	857
Copart Inc. (a)	12	1,533
Crane Co.	8	871
CSX Corp. (a)	114	4,269
Cummins Inc.	15	3,035
Curtiss-Wright Corp.	8	1,133
Delta Air Lines, Inc. (a)	12	469
Deluxe Corp.	11	339
Donaldson Co. Inc.	16	842
Dover Corporation	5	810
EMCOR Group, Inc.	3	310
Emerson Electric Co.	48	4,686
Encore Wire Corp. (a)	6	689
Equifax Inc.	12	2,787
Expeditors International of Washington Inc. (a)	25	2,534
Fastenal Co. (a)	21	1,219
Fluor Corp. (a)	59	1,681
FTI Consulting Inc. (a)	8	1,213
GATX Corporation	6	739
Generac Holdings Inc. (a)	8	2,429
General Dynamics Corporation	9	2,285
General Electric Company	90	8,276
GMS Inc. (a)	8	416
Graco Inc.	11	763
Granite Construction Incorporated	16	524
Greenbrier Cos. Inc.	14	736
Hawaiian Holdings, Inc. (a)	47	930
Herman Miller Inc. (a)	16	562
Hexcel Corp. (a)	19	1,115
Hillenbrand Inc.	10	440
HNI Corp.	7	247
Howmet Aerospace Inc.	8	298
HUB Group Inc. - Class A (a)	8	599
Hubbell Inc.	5	859
Huntington Ingalls Industries Inc.	1	255
IDEX Corporation	4	763
Illinois Tool Works Inc.	15	3,168
Insperity, Inc.	3	348
ITT Industries Holdings, Inc.	8	578
Jacobs Engineering Group Inc.	7	988
JB Hunt Transport Services Inc. (a)	9	1,785
JetBlue Airways Corporation (a)	70	1,048
KAR Auction Services, Inc. (a)	30	536
Knight-Swift Transportation Holdings Inc. - Class A	29	1,485
L3Harris Technologies, Inc.	18	4,549
Landstar System Inc. (a)	7	1,001
Lennox International Inc.	6	1,600
Lincoln Electric Holdings Inc. (a)	9	1,200
Lockheed Martin Corporation	27	11,904
ManpowerGroup Inc.	18	1,705
Masco Corporation	11	556
Masonite International Corporation (a)	6	500
Matson Intermodal - Paragon, Inc.	3	404
Meritor, Inc. (a)	16	552
Middleby Corp. (a)	4	706
Moog Inc. - Class A	3	270
MSC Industrial Direct Co. - Class A	19	1,610
Mueller Industries Inc.	13	689
Nielsen Holdings plc	12	334
Nordson Corp. (a)	4	844
Northrop Grumman Systems Corp.	20	8,900
Now, Inc. (a)	54	599
Nvent Electric Public Limited Company	8	284
Oshkosh Corp.	15	1,519
Otis Worldwide Corporation	28	2,185
Owens Corning Inc.	6	517
Pentair Public Limited Company	31	1,658
Pitney Bowes Inc.	83	432
Primoris Services Corporation (a)	8	197
Quanta Services, Inc.	23	3,022
Raytheon BBN Technologies Corp.	58	5,767
Regal-Beloit Corp.	4	541
Republic Services Inc.	20	2,589
Resideo Technologies, Inc. (a)	29	696
Robert Half International Inc.	20	2,291
Rockwell Automation Inc.	6	1,610
Rollins Inc.	19	681
Rush Enterprises Inc. - Class A (a)	11	569
Ryder System, Inc.	20	1,615
Saia, Inc. (a)	1	349
Schneider National, Inc. - Class B	12	304
SkyWest Inc. (a)	17	490
Southwest Airlines Co. (a)	10	442
Spirit Aerosystems Holdings Inc. - Class A	21	1,016

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Steelcase Inc. - Class A	24	288
Stericycle Inc. (a)	11	652
Teledyne Technologies Inc. (a)	2	966
Terex Corp.	23	823
Tetra Tech, Inc. (a)	3	476
Textron Inc.	8	585
Timken Co.	11	690
Toro Co.	17	1,473
TransDigm Group Inc. (a)	1	456
TransUnion	10	1,000
Trinity Industries Inc.	20	691
UFP Industries, Inc. (a)	12	929
Union Pacific Corporation	46	12,435
United Airlines Holdings, Inc. (a)	4	195
United Parcel Service Inc. - Class B	58	12,368
Verisk Analytics, Inc. (a)	21	4,397
W. W. Grainger, Inc.	4	1,974
Waste Connections, Inc. (a)	19	2,621
Waste Management, Inc.	37	5,845
Watsco Inc.	6	1,967
Werner Enterprises Inc. (a)	26	1,059
WESCO International, Inc. (a)	15	1,930
Xylem Inc.	10	819
		229,448
Energy 8.7%
Antero Resources Corporation (a)	104	3,170
Apa Corp. (a)	18	760
Archrock, Inc.	39	362
Baker Hughes, a GE Company, LLC - Class A (a)	138	5,032
Centennial Resource Development, LLC - Class A (a)	71	575
Cheniere Energy, Inc.	11	1,563
Chevron Corporation	282	45,949
CNX Resources Corporation (a)	53	1,103
ConocoPhillips	124	12,431
Coterra Energy Inc	72	1,950
CVR Energy, Inc. (a)	19	484
Delek US Holdings, Inc. (a)	41	865
Devon Energy Corporation	100	5,933
Diamondback Energy, Inc.	9	1,256
Dril-Quip Inc. (a)	14	540
EOG Resources, Inc.	23	2,716
EQT Corporation	20	689
Equitrans Midstream Corp.	46	388
Exxon Mobil Corporation	558	46,102
Halliburton Company	30	1,151
Helmerich & Payne Inc.	37	1,588
Hess Corporation	20	2,137
HF Sinclair Corporation (a)	85	3,373
Kinder Morgan, Inc.	141	2,661
Kosmos Energy Ltd. (a)	65	469
Marathon Oil Corporation	217	5,457
Marathon Petroleum Corporation	190	16,275
Murphy Oil Corporation	65	2,637
NOV Inc.	100	1,961
Occidental Petroleum Corporation	131	7,416
Oceaneering International, Inc. (a)	39	598
ONEOK, Inc.	15	1,077
Ovintiv Canada ULC	13	715
Patterson-UTI Energy Inc. (a)	126	1,948
PBF Energy Inc. - Class A (a)	51	1,242
PDC Energy, Inc. (a)	5	354
Peabody Energy Corp. (a)	18	451
Phillips 66	122	10,550
Pioneer Natural Resources Co.	9	2,251
Range Resources Corporation (a)	54	1,626
Reg Biofuels, LLC (a)	13	809
Schlumberger Ltd.	107	4,406
SM Energy Company	61	2,382
Targa Resources Corp.	22	1,668
TechnipFMC PLC	31	236
The Williams Companies, Inc.	44	1,482
Transocean Ltd. (a) (d)	275	1,259
Valero Energy Corporation	138	14,034
Whiting Petroleum Corporation	15	1,205
World Fuel Services Corp.	16	444
		225,730
Communication Services 5.0%
Activision Blizzard, Inc. (a)	13	1,027
Alphabet Inc. - Class A (a)	10	27,254
AMC Entertainment Holdings, Inc. - Class A (a) (c)	80	1,979
AMC Networks, Inc. - Class A (a)	15	612
AT&T Inc.	460	10,859
Booking Holdings Inc. (a)	2	5,286
Cable One, Inc.	—	660
Charter Communications, Inc. - Class A (a)	7	4,064
Cinemark Holdings, Inc. (a)	44	763
Clear Channel Outdoor Holdings, Inc. (a)	110	379
Comcast Corporation - Class A (a)	338	15,807
Discovery, Inc. - Series A (a)	10	248
Electronic Arts Inc.	16	2,080
Fox Corporation - Class A (a)	27	1,055
iHeartMedia, Inc. - Class A (a)	37	699
Interpublic Group of Cos. Inc.	84	2,989
John Wiley & Sons Inc. - Class A	11	583
Liberty Broadband Corp. - Series C (a)	7	897
Liberty Global PLC - Class C (a)	65	1,693
Liberty Media Corporation - Series C (a)	12	823
Liberty SiriusXM Group - Series C (a)	52	2,386
Live Nation Entertainment, Inc. (a)	8	936
Lumen Technologies Inc.	295	3,323
New York Times Co. - Class A	10	465
News Corporation - Class A (a)	48	1,058
Nexstar Media Group, Inc. - Class A (a)	3	628
Omnicom Group Inc.	39	3,322
Sinclair Broadcast Group Inc. - Class A (a)	15	429
Take-Two Interactive Software Inc. (a)	4	674
TEGNA Inc.	66	1,480
Telephone & Data Systems Inc.	37	690
T-Mobile US, Inc. (a)	9	1,209
TripAdvisor Inc. (a)	11	289
Verizon Communications Inc.	380	19,331
ViacomCBS Inc. - Class B (a)	111	4,209
Walt Disney Co. (a)	72	9,828
Yelp Inc. (a)	16	551
Zynga Inc. - Class A (a)	59	544
		131,109
Real Estate 4.7%
AGNC Investment Corp. (a)	66	858
Alexander & Baldwin, LLC	13	305
Alexandria Real Estate Equities, Inc.	6	1,244
American Campus Communities, Inc.	14	765
American Homes 4 Rent - Class A	37	1,471
American Tower Corporation	27	6,699
Apartment Income REIT Corp.	8	446
Apollo Commercial Real Estate Finance, Inc. (b)	56	775
Apple Hospitality REIT, Inc.	66	1,186
AvalonBay Communities, Inc.	5	1,333
Boston Properties Inc.	5	625
Brandywine Realty Trust	57	803
Brixmor Property Group Inc.	15	394
Camden Property Trust	17	2,752
CBRE Group, Inc. - Class A (a)	12	1,079
Chimera Investment Corporation	95	1,150
CoreCivic, Inc. (a)	34	374
Corporate Office Properties Trust	25	721
Cousins Properties Incorporated	25	992
Crown Castle International Corp.	13	2,454
CubeSmart	28	1,469
DiamondRock Hospitality Co. (a)	61	618
Digital Realty Trust Inc.	8	1,064
DigitalBridge Group, Inc. - Class A (a)	161	1,158
Douglas Emmett, Inc.	32	1,084
Duke Realty Corp.	53	3,051
EastGroup Properties Inc.	5	917
Empire State Realty Trust Inc. - Class A	34	333
Equinix, Inc.	2	1,671
Equity Commonwealth (a)	23	644
Equity Lifestyle Properties, Inc.	18	1,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Equity Residential	14	1,283
Essex Property Trust Inc.	2	771
Extra Space Storage Inc.	16	3,210
Federal Realty Investment Trust	12	1,517
First Industrial Realty Trust, Inc.	17	1,077
Gaming and Leisure Properties, Inc. (a)	39	1,843
Healthcare Realty Trust Inc.	26	715
Healthcare Trust of America, Inc. - Class A	41	1,284
Highwoods Properties Inc.	25	1,155
Host Hotels & Resorts, Inc. (a)	27	530
Invitation Homes Inc.	78	3,127
Iron Mountain Incorporated	33	1,835
Jones Lang LaSalle Incorporated (a)	2	407
Kilroy Realty Corporation	22	1,705
Kimco Realty Corporation	55	1,363
Kite Realty Naperville, LLC	26	602
Lamar Advertising Co. - Class A (a)	14	1,653
Lexington Realty Trust	59	929
Life Storage Inc.	12	1,664
Macerich Co.	82	1,288
Mack-Cali Realty Corporation (a)	22	385
Medical Properties Trust, Inc.	47	1,001
MGM Growth Properties LLC - Class A	16	629
Mid-America Apartment Communities, Inc.	5	959
National Retail Properties, Inc.	9	398
New Residential Investment Corp.	115	1,259
New York Mortgage Trust Inc. (a)	113	413
Office Properties Income Trust (a)	6	154
OUTFRONT Media Inc.	21	606
Paramount Group, Inc.	90	977
Park Hotels & Resorts Inc.	55	1,067
PennyMac Mortgage Investment Trust (c)	38	636
Physicians Realty Trust	31	545
Piedmont Office Realty Trust Inc. - Class A	32	551
ProLogis Inc.	41	6,662
PS Business Parks, Inc.	4	593
Public Storage	17	6,565
Rayonier Inc.	22	917
Realogy Holdings Corp. (a)	48	755
Realty Income Corporation	23	1,560
Redwood Trust Inc.	51	537
Regency Centers Corp. (a)	32	2,265
Rexford Industrial Realty, Inc.	8	602
RLJ III-EM Columbus Lessee, LLC	53	744
Ryman Hospitality Properties, Inc. (a)	5	484
SBA Communications Corporation (a)	7	2,414
Service Properties Trust (a)	61	541
Simon Property Group, Inc.	32	4,185
SITE Centers Corp.	57	955
SL Green Realty Corp. (c)	13	1,015
Spirit Realty Capital, Inc.	7	301
STAG Industrial, Inc.	20	809
Starwood Property Trust, Inc.	75	1,824
Sun Communities Inc.	12	2,150
Sunstone Hotel Investors Inc. (a)	65	761
Tanger Factory Outlet Centers Inc.	23	398
UDR, Inc.	44	2,546
VICI Properties Inc.	27	762
W.P. Carey Inc.	32	2,601
Washington REIT	22	566
Welltower Inc.	15	1,416
Xenia Hotels & Resorts Inc. (a)	21	402
		122,708
Materials 3.5%
Albemarle Corporation	6	1,336
Alcoa Corporation	60	5,438
Allegheny Technologies Incorporated (a)	14	364
AptarGroup, Inc.	10	1,155
Arconic Corporation (a)	30	771
Avery Dennison Corporation	13	2,263
Avient Corporation	15	735
Axalta Coating Systems Ltd. (a)	19	470
Ball Corporation	36	3,231
Berry Global Group, Inc. (a)	16	914
Cabot Corp.	16	1,066
Carpenter Technology Corp.	13	527
Celanese Corp. - Class A	11	1,574
CF Industries Holdings Inc.	7	736
Commercial Metals Co.	38	1,588
Corteva, Inc.	20	1,129
Crown Holdings Inc.	21	2,666
DuPont de Nemours, Inc.	21	1,525
Eagle Materials Inc.	4	519
Eastman Chemical Co.	4	443
Ecolab Inc.	7	1,320
FMC Corporation	6	842
Freeport-McMoRan Inc.	37	1,854
Graphic Packaging Holding Company	98	1,964
Greif Inc. - Class A	5	343
Huntsman Corp.	10	374
Innospec Inc. (a)	3	290
International Flavors & Fragrances Inc.	7	856
Kaiser Aluminum Corporation (a)	4	368
Louisiana-Pacific Corp.	24	1,510
LyondellBasell Industries N.V. - Class A	80	8,193
Martin Marietta Materials Inc.	2	859
MOS Holdings Inc.	125	8,318
NewMarket Corp.	1	438
Newmont Corporation	29	2,332
Nucor Corporation	23	3,482
O-I Glass, Inc. (a)	52	691
Olin Corporation	57	3,004
PPG Industries, Inc.	15	1,903
Reliance Steel & Aluminum Co.	13	2,348
RPM International Inc.	14	1,146
Scotts Miracle-Gro Co.	11	1,396
Sealed Air Corporation	38	2,526
Sensient Technologies Corporation	7	620
Sherwin-Williams Co.	16	3,879
Silgan Holdings Inc. (a)	14	662
Sonoco Products Co.	23	1,425
Steel Dynamics Inc. (a)	14	1,169
The Chemours Company	16	519
United States Steel Corporation	59	2,227
Vulcan Materials Co.	5	880
Warrior Met Coal, Inc.	30	1,097
Westrock Company, Inc.	56	2,628
Worthington Industries Inc.	9	443
		90,356
Utilities 1.1%
Atmos Energy Corporation	7	815
Avista Corporation	10	449
CenterPoint Energy, Inc.	20	618
Clearway Energy, Inc. - Class C	12	442
Consolidated Edison, Inc.	14	1,306
Dominion Energy, Inc.	18	1,546
Duke Energy Corporation	30	3,349
Entergy Corporation	6	661
Essential Utilities, Inc.	12	589
Evergy, Inc.	18	1,214
Exelon Corporation (a)	169	8,047
FirstEnergy Corp.	19	855
Hawaiian Electric Industries Inc.	17	712
MDU Resources Group Inc.	11	293
National Fuel Gas Company	21	1,408
NiSource Inc.	15	485
NRG Energy, Inc.	20	772
OGE Energy Corp.	10	413
Ormat Technologies Inc.	4	348
Southwest Gas Corp.	5	391
The AES Corporation	79	2,043
Vistra Energy Corp.	39	911
		27,667
Total Common Stocks (cost $2,082,696)		2,594,019
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (b) (e)	6,765	6,765

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (b) (e)	6,322	6,322
Total Short Term Investments (cost $13,087)		13,087
Total Investments 100.1% (cost $2,095,783)		2,607,106
Other Derivative Instruments (0.0)%		(186)
Other Assets and Liabilities, Net (0.1)%		(1,595)
Total Net Assets 100.0%		2,605,325

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/RAFI Multi-Factor U.S. Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Commercial Real Estate Finance, Inc.	477	270	—	—	—	28	775	—
The Bank of New York Mellon Corporation	1,607	—	—	10	—	(233)	1,374	0.1
	2,084	270	—	10	—	(205)	2,149	0.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/25/19	1,383	1,259	—

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	43	June 2022	9,302	(140)	439
S&P Midcap 400 Index	12	June 2022	3,149	(46)	78
				(186)	517

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,594,019	—	—	2,594,019
Short Term Investments	13,087	—	—	13,087
	2,607,106	—	—	2,607,106
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	517	—	—	517
	517	—	—	517

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 63.0%
Information Technology 13.4%
Accenture Public Limited Company - Class A	3	1,097
Advanced Micro Devices, Inc. (a)	19	2,119
Adyen B.V. (a) (b)	—	363
Affirm Holdings, Inc. - Class A (a) (c)	2	112
Amadeus IT Group SA (b)	6	369
Amphenol Corporation - Class A	—	8
Apple Inc. (a)	68	11,801
ASML Holding - ADR (a)	1	886
ASML Holding	2	1,538
Atlassian Corporation PLC - Class A (a)	2	452
Bill.Com Holdings Inc. (a)	2	443
Broadcom Inc. (a)	3	1,936
Cadence Design Systems Inc. (a)	1	82
Cisco Systems, Inc. (a)	7	407
Citrix Systems Inc. (a)	1	63
Cognizant Technology Solutions Corp. - Class A (a)	7	629
Confluent, Inc. - Class A (a)	3	103
Corning Incorporated	3	92
CrowdStrike Holdings, Inc. - Class A (a)	—	90
Datadog, Inc. - Class A (a)	1	186
DocuSign, Inc. (a)	2	169
Entegris, Inc. (a)	—	21
Fidelity National Information Services, Inc.	3	286
Fiserv, Inc. (a)	11	1,117
FleetCor Technologies Inc. (a)	1	326
Fortinet, Inc. (a)	2	542
Global Payments Inc.	2	332
Hamamatsu Photonics KK	9	481
HashiCorp, Inc. - Class A (a) (c)	1	38
Intuit Inc. (a)	3	1,358
KLA-Tencor Corp. (a)	1	362
Largan Precision Co. Ltd.	2	131
Leidos Holdings Inc.	—	50
Marvell Technology, Inc.	5	329
MasterCard Incorporated - Class A	6	2,050
Micron Technology, Inc. (a)	—	17
Microsoft Corporation (a)	48	14,646
MongoDB, Inc. - Class A (a)	1	441
Monolithic Power Systems Inc. (a)	1	260
Motorola Solutions Inc.	3	752
Murata Manufacturing Co. Ltd.	10	688
NAVER Corp.	2	488
NEC Electronics Corp. (a)	27	316
NortonLifelock Inc. (a)	8	200
NTT Data Corp. (c)	58	1,143
NVIDIA Corporation (a)	14	3,946
NXP Semiconductors N.V.	5	899
Omron Corp.	5	328
Paycom Software, Inc. (a)	—	53
Paypal Holdings, Inc. (a)	4	507
Pure Storage, Inc. - Class A (a)	4	134
Qualcomm Incorporated (a)	12	1,894
Salesforce.Com, Inc. (a)	5	1,135
Samsung Electronics Co. Ltd.	23	1,290
SAP SE	7	784
ServiceNow, Inc. (a)	3	1,546
Snowflake Inc. - Class A (a)	1	171
Spotify Technology S.A. (a)	1	161
Square, Inc. - Class A (a)	3	365
Synopsys Inc. (a)	4	1,261
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	232
Taiwan Semiconductor Manufacturing Co. Ltd.	109	2,246
TE Connectivity Ltd. (b)	1	124
Telefonaktiebolaget LM Ericsson - Class B (c)	88	802
Texas Instruments Incorporated (a)	4	650
Tokyo Electron Ltd.	2	823
Trimble Inc. (a)	—	2
Twilio Inc. - Class A (a)	—	66
VeriSign, Inc. (a)	1	173
Visa Inc. - Class A	13	2,772
Wolfspeed, Inc. (a)	1	80
Workday, Inc. - Class A (a)	1	144
Zoom Video Communications, Inc. - Class A (a)	2	281
		72,188
Health Care 9.4%
Abbott Laboratories	5	605
AbbVie Inc.	21	3,349
Agilent Technologies, Inc.	2	243
Alcon AG	4	283
Align Technology, Inc. (a)	—	125
Amgen Inc. (a)	1	317
Anthem, Inc.	4	2,074
Astellas Pharma Inc.	70	1,097
AstraZeneca PLC - ADR (a)	63	4,170
AstraZeneca PLC	3	461
Bayer AG - Class N	15	1,009
Becton, Dickinson and Company	9	2,459
Biogen Inc. (a)	—	31
Bristol-Myers Squibb Company	12	868
Centene Corporation (a)	16	1,321
Cie Generale d'Optique Essilor International SA	4	652
Cigna Holding Company	2	535
Cooper Cos. Inc.	—	75
CVS Health Corporation	2	186
Danaher Corporation	10	2,935
DexCom Inc. (a)	—	217
Elanco Animal Health (a)	18	471
Elekta AB (publ) - Class B	32	250
Eli Lilly & Co.	6	1,710
Evotec SE (a)	9	265
Fresenius SE & Co. KGaA	16	604
Genmab A/S (a)	1	301
GlaxoSmithKline PLC - ADR	18	772
HCA Healthcare, Inc.	7	1,816
Hologic Inc. (a)	2	126
Humana Inc.	1	492
Illumina, Inc. (a)	—	59
Intuitive Surgical, Inc. (a)	5	1,612
IPSEN	3	369
Johnson & Johnson	11	1,901
Laboratory Corporation of America Holdings (a)	2	485
McKesson Corporation	—	49
Medtronic Public Limited Company	6	642
Merck & Co., Inc.	1	99
Moderna, Inc. (a)	1	98
Molina Healthcare, Inc. (a)	—	126
Novartis AG - Class N	17	1,474
Otsuka Holdings Co., Ltd.	13	456
PerkinElmer Inc.	4	624
Pfizer Inc.	5	284
Regeneron Pharmaceuticals, Inc. (a)	—	122
Roche Holding AG - ADR (a)	5	234
Sanofi SA - ADR (a)	4	197
Sanofi SA	16	1,625
Siemens Healthineers AG (b)	13	782
Steris Limited	2	404
Stryker Corporation	3	838
Teleflex Incorporated	1	231
Thermo Fisher Scientific Inc.	5	2,690
UnitedHealth Group Incorporated	8	3,951
Veeva Systems Inc. - Class A (a)	1	179
Vertex Pharmaceuticals Incorporated (a)	1	167
West Pharmaceutical Services Inc.	—	66
Zoetis Inc. - Class A	4	776
		50,359
Financials 8.5%
AIA Group Limited	27	282
American International Group, Inc.	45	2,832
Assurant, Inc.	1	165
Australia & New Zealand Banking Group Ltd.	26	524
AXA SA	49	1,436
Bank of America Corporation	67	2,770
Berkshire Hathaway Inc. - Class B (a)	3	1,144
Bluescape Opportunities Acquisition Corp. (a)	1	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
BNP Paribas SA	9	526
Bridgepoint Group PLC (a) (b)	56	261
Cboe Global Markets, Inc.	1	72
Challenger Financial Services Group Ltd.	44	218
Chubb Limited	13	2,676
Citigroup Inc.	7	353
Citizens Financial Group Inc.	1	42
Close Brothers Group PLC	12	181
CME Group Inc. - Class A (a)	4	906
DBS Group Holdings Ltd.	17	452
Definity Financial Corporation	5	122
Direct Line Insurance Limited	83	300
DNB Bank ASA	50	1,134
Element Fleet Management Corp.	63	607
Equitable Holdings, Inc.	6	180
Erste Group Bank AG	7	263
Fifth Third Bancorp (a)	7	288
Housing Development Finance Corp.	16	515
Huntington Bancshares Incorporated (a)	17	251
Industrial & Infrastructure Fund Investment Corporation.	—	26
ING Groep N.V.	84	883
Intercontinental Exchange, Inc.	2	285
Intesa Sanpaolo SpA	146	334
Invesco Ltd.	2	46
JPMorgan Chase & Co.	18	2,452
Julius Bar Gruppe AG - Class N	10	608
K.K.R. Co., Inc. - Class A	2	121
Lloyds Banking Group PLC	896	549
Macquarie Group Limited	4	644
Manulife Financial Corp.	27	568
MarketAxess Holdings Inc. (a)	—	50
Marsh & McLennan Companies, Inc.	2	331
MetLife, Inc.	3	211
Mitsubishi UFJ Financial Group Inc. (c)	85	525
Mitsubishi UFJ Lease & Finance Co. Ltd.	45	209
Morgan Stanley	6	521
MSCI Inc. - Class A	—	91
Muenchener Rueckversicherungs AG - Class N	5	1,346
National Bank of Canada (c)	13	1,016
PICC Property & Casualty Co. Ltd. - Class H	444	451
Ping An Insurance (Group) Co of China Ltd - Class H	35	246
RenaissanceRe Holdings Ltd	1	211
S&P Global Inc.	1	451
Sampo Oyj - Class A	19	925
Shopify Inc. - Class A (a)	1	408
Signature Bank	1	152
Standard Chartered PLC	35	234
State Street Corporation	12	1,025
Storebrand ASA (c)	69	691
Sumitomo Mitsui Trust Holdings Inc.	10	323
Sun Life Financial Inc.	20	1,092
SVB Financial Group (a)	—	145
Svenska Handelsbanken AB - Class A (c)	53	486
The Bank of New York Mellon Corporation	2	90
The Charles Schwab Corporation	25	2,131
The Goldman Sachs Group, Inc.	3	1,041
The Hartford Financial Services Group, Inc.	15	1,074
The PNC Financial Services Group, Inc.	—	88
The Travelers Companies, Inc.	7	1,213
Tokio Marine Holdings Inc. (c)	15	854
Tradeweb Markets Inc. - Class A (a)	—	34
United Overseas Bank Ltd.	35	828
Voya Financial, Inc.	2	135
Wells Fargo & Company	16	766
XP Inc. - Class A (a)	12	355
Zurich Insurance Group AG - Class N	2	999
		45,772
Consumer Discretionary 6.9%
Airbnb, Inc. - Class A (a)	—	23
Alibaba Group Holding Limited - ADR (a)	1	157
Amazon.com, Inc. (a)	3	10,732
Aptiv PLC (a)	—	23
Autoliv Inc. - SDR	5	363
AutoZone, Inc. (a)	—	147
Burlington Stores Inc. (a)	1	108
Carvana Co. - Class A (a)	4	445
Chipotle Mexican Grill Inc. (a)	—	789
Compass Group PLC	38	811
Coupang, Inc. - Class A (a)	4	66
CyberAgent Inc.	44	549
Denso Corp. (c)	7	415
Dollar Tree Inc. (a)	1	128
Doordash, Inc. - Class A (a)	4	446
Dr. Martens PLC (a)	62	193
Ferrari N.V.	—	58
General Motors Company (a)	1	54
Hilton Worldwide Holdings Inc. (a)	1	196
Honda Motor Co. Ltd. (c)	9	266
Huazhu Group Limited - ADR (a)	1	18
InterContinental Hotels Group PLC	—	25
JD.com, Inc. - Class A (a)	1	15
Kering SA	1	463
Kingfisher Plc	199	667
Kyoritsu Maintenance Co., Ltd.	1	30
Las Vegas Sands Corp. (a)	2	93
Lowe`s Companies, Inc.	1	248
Lululemon Athletica Inc. (a)	2	646
Magna International Inc. (a)	14	871
Marriott International, Inc. - Class A (a)	1	224
McDonald's Corporation	4	877
MGM Resorts International	3	111
Moncler S.p.A.	9	493
Next PLC	6	494
NIKE, Inc. - Class B	7	951
NVR, Inc. (a)	—	103
O'Reilly Automotive, Inc. (a)	—	222
Panasonic Corp. (c)	56	539
Peloton Interactive, Inc. - Class A (a)	2	58
Persimmon Public Limited Company	17	475
Rivian Automotive, Inc. - Class A (a)	7	353
Ross Stores Inc. (a)	7	617
Samsonite International S.A. (a) (b)	97	217
Sony Corp.	8	794
Stanley Electric Co. Ltd. (c)	12	229
Starbucks Corporation (a)	5	445
Stroer SE & Co. KGaA	4	269
Sumitomo Rubber Industries Inc.	15	141
Suzuki Motor Corp.	11	384
Tesla Inc. (a)	5	4,896
The Home Depot, Inc.	2	725
THG Holdings PLC (a)	24	29
TJX Cos. Inc.	4	238
Toyota Motor Corp. (c)	84	1,527
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	97
Whitbread PLC (a)	—	18
WPP 2012 Limited	56	736
Wynn Resorts, Limited (a)	1	56
Yum! Brands, Inc.	11	1,317
Zalando SE (a) (b)	8	429
		37,109
Communication Services 5.7%
Activision Blizzard, Inc. (a)	1	80
Alphabet Inc. - Class A (a)	1	2,392
Alphabet Inc. - Class C (a)	4	12,175
ASOS Plc (a)	14	291
AT&T Inc.	5	111
Booking Holdings Inc. (a)	1	1,256
Cellnex Telecom, S.A. (a) (b)	1	24
Charter Communications, Inc. - Class A (a)	1	628
Comcast Corporation - Class A (a)	7	322
Electronic Arts Inc.	1	113
Facebook, Inc. - Class A (a)	21	4,737
KT Corp.	11	315
Liberty Broadband Corp. - Series C (a)	1	83
Netflix, Inc. (a)	3	1,308
Nippon Telegraph & Telephone Corp.	63	1,824
Pinterest, Inc. - Class A (a)	7	162

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
SEA, Ltd. - Class A - ADR (a)	6	700
Snap Inc. - Class A (a)	20	734
SoftBank Group Corp.	7	293
Tencent Holdings Limited	11	523
T-Mobile US, Inc. (a)	5	683
Verizon Communications Inc.	3	170
Vodafone Group Public Limited Company - ADR (a)	40	662
Walt Disney Co. (a)	5	700
Yahoo! Japan Corp.	70	307
		30,593
Industrials 5.4%
ABB Ltd. - Class N	27	885
AGCO Corporation	—	22
Alamo Group Inc.	—	14
Alfa Laval AB	1	27
ALS Limited	10	101
Ashtead Group Public Limited Company	12	757
Beijing Enterprises Holdings Ltd.	54	171
Bunzl Public Limited Company	10	405
Canadian Pacific Railway Limited (a)	1	109
Caterpillar Inc.	2	450
Central Japan Railway Co.	3	391
Chart Industries, Inc. (a)	—	18
Cintas Corp. (a)	—	86
CSX Corp. (a)	42	1,558
Cummins Inc.	1	259
DCC Public Limited Company	6	465
Deere & Company	—	67
Epiroc Aktiebolag - Class A	6	124
Epiroc Aktiebolag - Class B	2	30
FedEx Corporation	1	285
Fortive Corporation	2	131
Generac Holdings Inc. (a)	—	139
General Electric Company	35	3,177
Hexpol AB - Class B	1	13
Honeywell International Inc. (a)	5	989
Hubbell Inc.	1	171
Ingersoll Rand Inc.	4	207
Jacobs Engineering Group Inc.	1	140
Kion Group AG	9	585
Knorr - Bremse Aktiengesellschaft (b)	3	228
Koninklijke Philips N.V.	23	701
L3Harris Technologies, Inc.	3	843
Legrand SA	5	496
Melrose Holdings Limited	292	474
Mitsubishi Corp. (c)	15	575
Mitsubishi Electric Corp.	71	813
Norfolk Southern Corporation	3	960
Otis Worldwide Corporation	2	140
Outotec Oyj	8	70
PACCAR Inc.	3	277
Parker-Hannifin Corporation	—	142
Prysmian S.p.A.	19	639
Quanta Services, Inc.	1	158
Raytheon BBN Technologies Corp.	—	20
Recruit Holdings Co., Ltd.	16	701
Republic Services Inc.	3	419
Rockwool International A/S - Class B	—	23
Roper Technologies, Inc.	1	706
Safran	4	499
Saia, Inc. (a)	—	37
Sandvik AB	6	122
Schneider Electric SE (a)	—	32
Shoals Technologies Group, Inc. - Class A (a)	2	26
Shurgard Self Storage Europe	—	19
Siemens AG - Class N	18	2,435
SMC Corp.	1	280
Southwest Airlines Co. (a)	3	127
Sumitomo Corp. (c)	33	562
TechnoPro Holdings, Inc.	20	545
Teledyne Technologies Inc. (a)	—	217
Teleperformance	1	514
Textron Inc.	3	211
The Boeing Company (a)	2	330
THK Co. Ltd.	12	258
Trane Technologies Public Limited Company	2	246
TransDigm Group Inc. (a)	—	45
TransUnion	2	163
Union Pacific Corporation	1	273
United Airlines Holdings, Inc. (a)	1	66
United Parcel Service Inc. - Class B	7	1,490
United Rentals Inc. (a)	—	26
Waste Connections, Inc. (a)	2	219
Weir Group PLC(The)	5	102
		29,005
Consumer Staples 4.1%
Altria Group, Inc.	4	212
Barry Callebaut AG - Class N	—	518
ConAgra Brands Inc.	2	55
Constellation Brands, Inc. - Class A	1	277
Costco Wholesale Corporation (a)	1	565
Darling Ingredients Inc. (a)	6	487
Diageo PLC	18	890
Dollar General Corporation	6	1,251
Estee Lauder Cos. Inc. - Class A	1	208
Keurig Dr Pepper Inc. (a)	36	1,355
Kimberly-Clark Corporation	1	80
Kirin Holdings Co. Ltd.	20	296
L'Oreal SA	2	951
Mondelez International, Inc. - Class A (a)	18	1,115
Monster Beverage 1990 Corporation (a)	2	196
Mowi ASA - ADR	—	9
Nestle SA - Class N	25	3,268
P/F Bakkafrost Sales	—	27
PepsiCo, Inc. (a)	3	490
Philip Morris International Inc.	6	545
Pola Orbis Holdings Inc.	6	80
Procter & Gamble Co.	10	1,556
Sanderson Farms Inc. (a)	—	15
Seven & I Holdings Co., Ltd.	19	895
The Coca-Cola Company	29	1,800
Unilever PLC	37	1,684
Walmart Inc.	14	2,137
Welcia Holdings Co.,Ltd.	8	199
Wilmar International Limited	205	710
		21,871
Materials 3.3%
Air Products and Chemicals, Inc.	1	305
Akzo Nobel N.V.	7	641
Albemarle Corporation	1	180
Amcor Ltd. - CDI	30	342
Anglo American PLC	—	25
Antofagasta PLC	33	713
Asahi Kasei Corp. (c)	50	435
Avery Dennison Corporation	1	91
Ball Corporation	2	188
BASF SE - Class N	9	490
BHP Group Limited - ADR (a)	3	258
BHP Group Limited (a)	28	1,078
BHP Group PLC	22	859
Boliden AB	5	266
CF Industries Holdings Inc.	1	87
Constellium SE - Class A (a)	2	37
Corteva, Inc.	2	109
Covestro AG (b)	8	415
Element Solutions, Inc.	1	25
Ero Copper Corp. (a)	1	16
FMC Corporation	1	102
Franco-Nevada Corporation	—	72
Granges AB	4	39
Grupo Mexico SAB de CV - Class B (a)	13	78
Impala Platinum Holdings Limited	1	8
Independence Group NL	135	1,409
International Flavors & Fragrances Inc.	7	898
International Paper Company	3	121
Johnson Matthey PLC	19	470
Joint Stock Company "Alrosa" (Public Stock Society) (d)	40	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
K92 Mining Inc. (a)	10	70
Karora Resources Inc. (a)	9	43
Koninklijke DSM N.V.	—	16
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	740
Linde Public Limited Company	5	1,688
Martin Marietta Materials Inc.	1	269
Mayr-Melnhof Karton Aktiengesellschaft	—	18
Mondi plc	1	27
Nippon Steel Corporation (c)	3	53
Norsk Hydro ASA	3	28
Northern Star Resources Ltd.	13	103
Nucor Corporation	1	112
Nutrien Ltd. (a)	4	396
OZ Minerals Ltd.	3	59
Packaging Corporation of America	1	219
Perseus Mining Limited	69	101
Public Joint Stock Society "Polyus" (d)	—	—
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" (d)	—	—
Quaker Chemical Corp.	—	6
Reliance Steel & Aluminum Co.	1	179
Rio Tinto Ltd.	4	330
Rio Tinto PLC	1	115
RPM International Inc.	2	136
Sealed Air Corporation	3	189
Sherwin-Williams Co.	2	406
Shin-Etsu Chemical Co. Ltd.	—	15
Sibanye Stillwater	9	36
Sika AG	—	19
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	1	72
South32 Limited	147	547
Southern Copper Corporation	1	57
Steel Dynamics Inc. (a)	2	136
Stora Enso Oyj - Class R	34	657
Svenska Cellulosa Aktiebolaget SCA - Class B (c)	1	21
Tietto Minerals Limited (a) (c)	64	25
Tosoh Corp.	7	96
Umicore	9	379
UPM-Kymmene Oyj	1	29
Vale S.A. (a)	3	63
Victoria Gold Corp. (a)	7	89
Vulcan Materials Co.	1	175
Wesdome Gold Mines Ltd (a)	17	208
West Fraser Timber Co. Ltd. (a)	—	25
West Fraser Timber Co. Ltd.	—	15
Westrock Company, Inc.	4	205
Wheaton Precious Metals Corp.	1	28
		17,957
Utilities 2.6%
Ameren Corporation	3	315
American Electric Power Company, Inc. (a)	9	875
CMS Energy Corp.	7	468
Dominion Energy, Inc.	16	1,385
DTE Energy Company	2	297
Electric Power Development Co., Ltd. - Class D (c)	19	266
Enel SpA	3	17
Engie (a)	71	935
Horizon Holdings I	1	24
Iberdrola, Sociedad Anonima	2	17
IDACORP Inc.	—	13
National Grid PLC	50	778
NextEra Energy, Inc.	19	1,602
NiSource Inc.	15	488
Pacific Gas And Electric Company (a)	36	428
Sempra Energy	14	2,412
The Southern Company	33	2,365
WEC Energy Group Inc.	2	191
Xcel Energy Inc. (a)	17	1,243
		14,119
Real Estate 1.9%
Acadia Realty Trust	4	82
Alexandria Real Estate Equities, Inc.	1	284
American Campus Communities, Inc.	2	101
American Tower Corporation	1	152
Apartment Income REIT Corp.	1	48
Apple Hospitality REIT, Inc.	6	100
AvalonBay Communities, Inc.	1	268
Big Yellow Group PLC	1	15
Camden Property Trust	1	228
Canadian Apartment Properties REIT	—	19
CapitaMall Trust	13	22
China Resources Mixc Lifestyle Services Limited (b)	3	17
CubeSmart	3	143
Daiwa House Logistics Trust (a)	19	12
Daiwa Office Investment Corporation	—	31
Derwent London PLC	1	35
Digital Core REIT Management Pte. Ltd. (a) (b)	32	35
Douglas Emmett, Inc.	3	94
EastGroup Properties Inc.	—	61
Equinix, Inc.	1	912
Equity Lifestyle Properties, Inc.	4	321
Equity Residential	2	209
Essex Property Trust Inc.	1	324
Extra Space Storage Inc.	—	51
Fabege AB (c)	2	32
Federal Realty Investment Trust	—	34
Gecina SA	—	14
Goodman Funding Pty Ltd	2	40
Great Portland Estates P L C	50	470
Healthcare Realty Trust Inc.	1	31
Healthcare Trust of America, Inc. - Class A	1	41
Heiwa Real Estate Co., Ltd.	—	13
Hongkong Land Holdings Ltd. (a)	8	39
Host Hotels & Resorts, Inc. (a)	2	42
Inmobiliaria Colonial, Socimi, S.A.	2	16
Kilroy Realty Corporation	1	72
Kimco Realty Corporation	3	83
Kojamo Oyj (b)	1	29
Mitsui Fudosan Co. Ltd.	39	833
Mitsui Fudosan Logistics Park Investment Corporation	—	24
Open Doors Technology Inc. - Class A (a) (c)	13	112
Pebblebrook Hotel Trust	3	78
ProLogis Inc.	14	2,274
PS Business Parks, Inc.	—	68
Public Storage	1	464
Rayonier Inc.	—	9
Regency Centers Corp. (a)	1	86
Rexford Industrial Realty, Inc.	2	164
SBA Communications Corporation (a)	1	349
Scentre Group Limited	211	479
Simon Property Group, Inc.	1	134
SL Green Realty Corp. (c)	1	47
Summit Industrial Income REIT	3	57
Sun Communities Inc.	—	35
Sun Hung Kai Properties Ltd.	2	24
Terreno Realty Corporation	1	94
The Howard Hughes Corporation (a)	1	52
The Unite Group PLC	1	22
Tokyo Tatemono Co. Ltd.	1	18
Ventas, Inc.	—	20
Vonovia SE	1	58
Vornado Realty Trust	—	15
Welltower Inc.	5	451
Weyerhaeuser Company	—	13
		10,500
Energy 1.8%
Aker ASA (c)	1	29
Baker Hughes, a GE Company, LLC - Class A (a)	15	546
Cactus Inc. - Class A	1	32
Canadian Natural Resources Ltd.	1	32
ChampionX Corporation (a)	1	25
Chevron Corporation	8	1,244
ConocoPhillips	13	1,290
Devon Energy Corporation	5	324
Enbridge Inc. (a)	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Enerflex Ltd.	2	13
EOG Resources, Inc.	3	339
Equinor ASA	43	1,616
Exxon Mobil Corporation	4	346
Galp Energia, SGPS, S.A.	6	78
Halliburton Company	8	311
Hess Corporation	1	55
Lundin Petroleum AB (c)	1	40
Magnolia Oil & Gas Corp. - Class A	1	33
Marathon Petroleum Corporation	2	152
NAC Kazatomprom JSC - GDR (a)	1	31
Pioneer Natural Resources Co.	1	209
Shell PLC - Class A - ADR	10	530
TC Energy Corporation (a)	5	294
TechnipFMC PLC	2	19
Total SA	25	1,282
Total SA - ADR	5	276
WorleyParsons Ltd.	60	573
		9,736
Total Common Stocks (cost $284,014)		339,209
GOVERNMENT AND AGENCY OBLIGATIONS 18.2%
Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corporation
3.00%, 05/01/31 - 01/01/50	592	589
3.50%, 06/01/33 - 12/01/47	95	96
5.00%, 12/01/41	45	48
2.00%, 03/01/42 - 12/01/51	748	699
2.50%, 03/01/42 - 02/01/52	1,367	1,312
5.50%, 05/01/44	38	41
4.00%, 12/01/49 - 02/01/50	412	422
4.50%, 05/01/50	36	37
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 02/01/52	2,626	2,521
3.00%, 11/01/33 - 07/01/50	4,133	4,122
3.50%, 12/01/33 - 04/01/48	2,724	2,769
TBA, 1.50%, 04/15/37 (e)	635	602
TBA, 2.50%, 04/15/37 - 04/15/52 (e)	4,540	4,358
5.00%, 06/01/40 - 01/01/49	418	451
4.50%, 04/01/41 - 05/01/50	1,079	1,140
6.00%, 07/01/41	236	261
2.00%, 04/01/42 - 04/15/52 (e)	7,576	7,037
5.50%, 05/01/44	226	244
4.00%, 02/01/47 - 12/01/49	1,334	1,373
2.00%, 12/01/51	491	456
3.50%, 01/01/52 - 04/15/52 (e)	763	765
TBA, 3.00%, 04/15/52 (e)	900	881
TBA, 4.00%, 04/15/52 (e)	765	781
TBA, 4.50%, 04/15/52 (e)	500	519
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,487	1,520
3.00%, 05/15/43 - 10/20/51	1,542	1,534
4.50%, 07/20/45 - 08/20/47	394	419
4.00%, 09/20/45 - 10/20/50	778	799
5.50%, 03/20/48 - 03/20/49	207	218
5.00%, 05/20/48 - 06/20/49	295	309
2.50%, 08/20/50 - 01/20/52	2,016	1,959
2.00%, 08/20/51	1,278	1,217
2.50%, 08/20/51 (e)	115	111
TBA, 2.00%, 04/15/52 (e)	655	623
TBA, 3.00%, 04/15/52 (e)	600	593
TBA, 3.50%, 04/15/52 (e)	1,716	1,726
TBA, 4.50%, 04/15/52 (e)	145	150
		42,702
U.S. Treasury Note 5.3%
Treasury, United States Department of
0.13%, 05/31/23	130	127
0.25%, 06/15/23 - 08/31/25	4,115	3,984
0.38%, 11/30/25	4,555	4,211
0.88%, 06/30/26	9,595	8,961
0.75%, 08/31/26	1,750	1,622
1.88%, 02/28/27 - 02/15/32	5,695	5,526
0.63%, 05/15/30	700	610
1.25%, 08/15/31	3,805	3,459
		28,500
U.S. Treasury Bond 2.9%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,974
1.13%, 05/15/40	1,440	1,133
1.88%, 02/15/41 - 02/15/51	2,120	1,865
1.75%, 08/15/41	940	814
3.13%, 11/15/41	660	711
3.00%, 08/15/48 (f)	4,675	5,098
2.00%, 02/15/50 - 08/15/51	2,260	2,035
1.25%, 05/15/50	300	224
1.38%, 08/15/50	575	443
2.38%, 05/15/51	125	122
2.25%, 02/15/52	72	69
		15,488
U.S. Treasury Inflation Indexed Securities 1.1%
Treasury, United States Department of
0.63%, 04/15/23 - 01/15/26 (g)	1,159	1,222
0.38%, 07/15/23 - 01/15/27 (g)	1,161	1,219
0.50%, 04/15/24 (g)	36	37
0.13%, 07/15/24 - 02/15/52 (g)	2,551	2,674
0.25%, 01/15/25 (g)	667	698
0.75%, 02/15/42 (g)	4	4
		5,854
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	327
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	297
California, State of
7.55%, 04/01/39	240	356
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	267
Chicago Transit Authority
6.90%, 12/01/40	300	386
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	149
3.09%, 11/01/40	260	240
Great Lakes Water Authority
3.06%, 07/01/39	60	56
Houston, City of
2.39%, 07/01/31	70	63
Metropolitan Transportation Commission
6.91%, 10/01/50	235	364
Municipal Electric Authority of Georgia
6.66%, 04/01/57	340	461
Oregon Department of Transportation
1.76%, 11/15/32	190	164
Texas A&M University
3.33%, 05/15/39	250	251
Trustees of the California State University
2.80%, 11/01/41	350	296
		3,677
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	182
3.50%, 02/12/34	360	338
Government of the Republic of Panama
3.30%, 01/19/33	350	334
Manitoba, Province of
2.60%, 04/16/24	176	176
		1,030
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 1.10%, (SOFR 30-Day Average + 1.00%), 12/26/41 (h)	71	70
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 0.80%, (SOFR 30-Day Average + 0.70%), 08/25/33 (h)	96	95
Series 2021-M1-DNA2, REMIC, 0.90%, (SOFR 30-Day Average + 0.80%), 08/25/33 (h)	70	70
Series 2021-M2-DNA3, REMIC, 2.20%, (SOFR 30-Day Average + 2.10%), 10/25/33 (h)	85	83

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2021-M1-DNA7, REMIC, 0.90%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	200	198
Series 2022-M1A-HQA1, REMIC, 2.15%, (SOFR 30-Day Average + 2.10%), 03/25/42 (h)	230	231
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	77	14
Series 2020-M1-DNA6, REMIC, 1.00%, (SOFR 30-Day Average + 0.90%), 12/27/50 (h)	6	6
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.56%, (1 Month USD LIBOR + 1.10%), 11/26/29 (h)	91	90
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 10/26/48 (h)	23	23
		880
Total Government And Agency Obligations (cost $101,470)		98,131
CORPORATE BONDS AND NOTES 13.1%
Financials 3.8%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (i)	145	156
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	377
AIA Group Limited
3.13%, 03/13/23 (b)	400	402
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (i)	150	144
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	162
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	193
Bank of America Corporation
2.65%, 03/11/32	250	230
2.68%, 06/19/41	340	288
4.33%, 03/15/50	175	187
Barclays PLC
2.85%, 05/07/26 (j)	250	243
2.28%, 11/24/27 (j)	200	185
BBVA Bancomer, S.A.
4.38%, 04/10/24 (i)	275	278
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	232
BPCE
4.00%, 09/12/23 (i)	510	516
BroadStreet Partners, Inc.
5.88%, 04/15/29 (i)	280	261
Capital One Financial Corporation
3.65%, 05/11/27	240	240
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	109
CNO Global Funding
2.65%, 01/06/29 (i)	445	411
Cordial Compania Financiera S.A
4.40%, 04/05/52 (i)	415	417
Credit Suisse Group AG
3.00%, 12/14/23 (h) (i)	275	275
Danske Bank A/S
1.23%, 06/22/24 (i)	435	415
Discover Bank
2.70%, 02/06/30	250	229
EG Global Finance PLC
6.75%, 02/07/25 (i)	400	397
Fifth Third Bancorp
1.63%, 05/05/23	80	79
FirstCash Holdings, Inc.
5.63%, 01/01/30 (i)	280	269
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	188
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	180
HUB International Limited
5.63%, 12/01/29 (i)	325	317
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (i)	475	474
JPMorgan Chase & Co.
3.38%, 05/01/23	475	480
3.63%, 12/01/27	300	301
2.96%, 05/13/31	110	103
KeyCorp
2.25%, 04/06/27	280	265
Liberty Mutual Group Inc.
4.25%, 06/15/23 (i)	100	102
Lincoln National Corporation
3.80%, 03/01/28	325	329
LYB International Finance II B.V.
3.50%, 03/02/27	325	325
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	126
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	387
Moody's Corporation
2.00%, 08/19/31	310	276
Morgan Stanley
3.13%, 07/27/26	275	272
3.97%, 07/22/38	300	302
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	340
Nationwide Building Society
1.50%, 10/13/26 (i)	380	350
NatWest Markets N.V.
4.75%, 07/28/25 (i)	325	332
New York Life Global Funding
1.10%, 05/05/23 (i)	60	59
Nordea Bank AB
1.00%, 06/09/23 (i)	235	231
Panasonic Corporation
2.54%, 07/19/22 (i)	200	200
PNC Bank, National Association
3.50%, 06/08/23	275	278
Pricoa Global Funding I
3.45%, 09/01/23 (i)	600	608
Protective Life Global Funding
1.08%, 06/09/23 (i)	235	231
Royal Bank of Canada
1.60%, 04/17/23 (j)	205	204
Ryan Specialty Group, LLC
4.38%, 02/01/30 (i)	125	119
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	177
Santander UK Group Holdings PLC
2.47%, 01/11/28	200	186
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	138	138
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (i)	360	358
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	190
2.61%, 01/12/28 (i)	200	187
Synchrony Financial
4.25%, 08/15/24	335	340
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	420
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	556
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (j)	375	381
The Toronto-Dominion Bank
3.50%, 07/19/23 (c)	525	532
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (i) (j)	375	381

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 09/01/27	265	266
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (i)	355	334
Wells Fargo & Company
2.39%, 06/02/28	155	147
3.07%, 04/30/41	535	482
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	339
Willis North America Inc.
3.60%, 05/15/24	150	151
4.50%, 09/15/28	195	200
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	476
		20,315
Communication Services 1.8%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	239
AT&T Inc.
3.00%, 06/30/22	250	250
4.35%, 03/01/29	35	37
2.25%, 02/01/32	290	257
3.50%, 06/01/41	230	212
Audacy, Inc.
6.75%, 03/31/29 (c) (i)	285	266
Avaya, Inc.
6.13%, 09/15/28 (i)	150	148
Baidu, Inc.
3.88%, 09/29/23	275	278
Booking Holdings Inc.
3.60%, 06/01/26 (c)	350	357
Charter Communications Operating, LLC
4.50%, 02/01/24	550	563
Comcast Corporation
2.65%, 02/01/30	70	67
3.90%, 03/01/38	200	205
3.45%, 02/01/50	300	283
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	285	263
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	235
DISH DBS Corporation
7.38%, 07/01/28 (c)	360	342
DKT Finance ApS
9.38%, 06/17/23 (i)	200	200
Expedia Group, Inc.
5.00%, 02/15/26	73	76
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	124
6.00%, 01/15/30 (i)	110	102
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (i)	25	24
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (i)	205	199
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (i)	175	180
Level 3 Financing, Inc.
3.63%, 01/15/29 (i)	315	276
Millennium Escrow Corporation
6.63%, 08/01/26 (i)	145	137
News Corporation
5.13%, 02/15/32 (i)	75	75
Northwest Fiber, LLC
4.75%, 04/30/27 (i)	270	256
Omnicom Group Inc.
3.65%, 11/01/24	100	101
Outfront Media Capital Corporation
4.25%, 01/15/29 (i)	265	246
Radiate HoldCo, LLC
6.50%, 09/15/28 (i)	290	274
Rogers Communications Inc.
4.50%, 03/15/42 (i)	315	320
Sinclair Television Group, Inc.
4.13%, 12/01/30 (i)	300	268
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	488
Telesat Canada
6.50%, 10/15/27 (i)	303	149
Tencent Holdings Limited
2.99%, 01/19/23 (i)	375	375
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (i)	350	359
Urban One, Inc.
7.38%, 02/01/28 (i)	330	331
Verizon Communications Inc.
4.27%, 01/15/36	175	185
2.65%, 11/20/40	135	115
4.00%, 03/22/50	150	152
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	234
Weibo Corporation
3.50%, 07/05/24	355	347
		9,595
Consumer Discretionary 1.4%
Adtalem Global Education Inc.
5.50%, 03/01/28 (i)	210	203
Amazon.com, Inc.
5.20%, 12/03/25	350	377
3.88%, 08/22/37	225	237
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (i)	320	336
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	372
Carnival Corporation
5.75%, 03/01/27 (i)	415	396
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	229
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (i)	266	232
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	295
Hasbro, Inc.
3.00%, 11/19/24 (k)	155	154
3.55%, 11/19/26	235	235
Hyundai Capital America
2.38%, 02/10/23 (i)	105	105
1.65%, 09/17/26 (i)	245	224
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (i)	265	236
L Brands, Inc.
5.25%, 02/01/28	60	60
Life Time, Inc.
5.75%, 01/15/26 (i)	145	145
LSF9 Atlantis
7.75%, 02/15/26 (i)	480	461
Magallanes, Inc.
5.05%, 03/15/42 (i)	335	342
Magic Mergeco, Inc.
7.88%, 05/01/29 (i)	275	234
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (i)	310	276
Marriott International, Inc.
4.65%, 12/01/28	305	317
NMG Holding Company, Inc.
7.13%, 04/01/26 (i)	365	376
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	152
QVC, Inc.
4.38%, 03/15/23	330	332
4.45%, 02/15/25	275	275
Studio City Finance Limited
5.00%, 01/15/29 (i)	235	182
The TJX Companies, Inc.
1.60%, 05/15/31	155	136
Wheel Pros, Inc.
6.50%, 05/15/29 (c) (i)	300	263

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
White Cap Parent, LLC
8.25%, 03/15/26 (i) (l)	335	330
		7,512
Health Care 1.3%
Abbott Laboratories
1.15%, 01/30/28	200	182
AbbVie Inc.
3.20%, 05/14/26	300	301
4.70%, 05/14/45	100	109
4.25%, 11/21/49	195	203
Alcon Finance Corporation
2.60%, 05/27/30 (c) (i)	265	244
Banner Health
1.90%, 01/01/31	70	62
Bausch Health Companies Inc.
9.25%, 04/01/26 (i)	105	108
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (i)	250	239
Becton, Dickinson and Company
3.70%, 06/06/27	180	183
2.82%, 05/20/30	140	133
Biogen Inc.
2.25%, 05/01/30	320	287
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	527
Cigna Holding Company
3.00%, 07/15/23	500	503
CommonSpirit Health
2.76%, 10/01/24	105	104
2.78%, 10/01/30	75	69
Community Health Systems, Inc.
6.88%, 04/01/28 (c) (i)	285	259
5.25%, 05/15/30 (i)	105	101
CVS Health Corporation
3.50%, 07/20/22	475	475
5.05%, 03/25/48	475	539
Herbalife International, Inc.
4.88%, 06/01/29 (i)	90	79
Humana Inc.
2.15%, 02/03/32	120	105
McKesson Corporation
1.30%, 08/15/26 (k)	380	349
Mednax, Inc.
5.38%, 02/15/30 (i)	195	189
Northwell Health, Inc.
3.98%, 11/01/46	175	171
PerkinElmer, Inc.
1.90%, 09/15/28	210	190
Perrigo Finance Unlimited Company
3.90%, 06/15/30 (k) (m)	315	301
Providence St. Joseph Health
3.93%, 10/01/48	550	554
Stanford Health Care
3.80%, 11/15/48	150	153
Tenet Healthcare Corporation
6.88%, 11/15/31	70	75
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	138
UnitedHealth Group Incorporated
2.90%, 05/15/50	270	241
		7,173
Energy 1.3%
APT Pipelines Limited
4.25%, 07/15/27 (i)	225	231
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	130	136
5.88%, 06/30/29 (i)	295	292
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	102
Canadian Natural Resources Limited
2.95%, 07/15/30	170	161
Chevron Corporation
2.00%, 05/11/27	115	110
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (i)	265	273
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	180	185
Enbridge Inc.
4.25%, 12/01/26	275	285
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (i)	385	397
Energy Transfer LP
5.25%, 04/15/29	120	129
3.75%, 05/15/30	75	74
Eni S.p.A.
4.00%, 09/12/23 (i)	200	203
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (i)	360	375
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	280	286
Hess Corporation
4.30%, 04/01/27	150	154
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	325	319
Occidental Petroleum Corporation
8.50%, 07/15/27	105	124
6.38%, 09/01/28	180	203
6.63%, 09/01/30	65	75
6.13%, 01/01/31	75	84
6.45%, 09/15/36	55	65
PDV America, Inc.
9.25%, 08/01/24 (c) (i)	335	338
Pioneer Natural Resources Company
1.13%, 01/15/26	115	107
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	58
Saudi Arabian Oil Company
2.88%, 04/16/24 (c) (i)	455	453
SM Energy Company
5.63%, 06/01/25 (c)	105	105
6.63%, 01/15/27 (c)	65	67
Suncor Energy Inc.
3.10%, 05/15/25	70	70
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (i)	320	310
Total Capital International
2.99%, 06/29/41	265	242
Transocean Pontus Limited
6.13%, 08/01/25 (i)	120	119
Transocean Proteus Limited
6.25%, 12/01/24 (i)	125	124
Valero Energy Corporation
2.85%, 04/15/25	73	72
Weatherford International Ltd.
6.50%, 09/15/28 (i)	250	258
Williams Partners L.P.
5.10%, 09/15/45	175	188
		6,774
Industrials 0.8%
Air Lease Corporation
2.20%, 01/15/27	140	130
ARD Finance S.A.
6.50%, 06/30/27 (i) (l)	400	365
Bombardier Inc.
7.88%, 04/15/27 (i)	180	176
Canadian Pacific Railway Limited
1.75%, 12/02/26	105	99
Deluxe Corporation
8.00%, 06/01/29 (i)	310	315
Granite US Holdings Corporation
11.00%, 10/01/27 (i)	230	243
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (i)	265	260
Kansas City Southern
2.88%, 11/15/29	210	202
3.50%, 05/01/50	180	168

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Lockheed Martin Corporation
3.55%, 01/15/26	250	256
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (i)	140	129
Pike Corporation
5.50%, 09/01/28 (i)	290	273
Raytheon Technologies Corporation
3.20%, 03/15/24	350	354
Republic Services, Inc.
3.38%, 11/15/27	100	100
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (i)	140	130
Roper Technologies, Inc.
3.80%, 12/15/26	375	384
Spirit AeroSystems, Inc.
4.60%, 06/15/28	335	315
Tutor Perini Corporation
6.88%, 05/01/25 (c) (i)	240	224
Waste Connections, Inc.
2.20%, 01/15/32	145	130
		4,253
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	276
Brookfield Property REIT Inc.
5.75%, 05/15/26 (i)	275	272
Crown Castle International Corp.
2.25%, 01/15/31	185	163
2.10%, 04/01/31	255	221
Duke Realty Limited Partnership
4.00%, 09/15/28	410	420
Essex Portfolio, L.P.
3.38%, 04/15/26	525	525
Healthpeak Properties, Inc.
2.13%, 12/01/28 (c)	85	78
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	125
Kimco Realty Corporation
3.30%, 02/01/25	150	150
Public Storage
1.95%, 11/09/28	125	116
Realty Income Corporation
2.20%, 06/15/28	75	70
Regency Centers, L.P.
3.60%, 02/01/27	100	101
Service Properties Trust
4.95%, 02/15/27 (c)	110	102
3.95%, 01/15/28	208	177
Simon Property Group, L.P.
2.65%, 02/01/32	350	323
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	169
W.P. Carey Inc.
3.85%, 07/15/29	150	152
		3,440
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	217
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	321
BAT Capital Corp.
4.39%, 08/15/37	295	274
Coty Inc.
6.50%, 04/15/26 (c) (i)	110	110
4.75%, 01/15/29 (i)	295	276
Danone
2.95%, 11/02/26 (i)	250	249
Diageo Capital PLC
1.38%, 09/29/25	210	199
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (c) (i)	245	197
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	265	255
RELX Capital Inc.
3.00%, 05/22/30	95	91
Rite Aid Corporation
7.50%, 07/01/25 (i)	385	359
Sigma Holdco B.V.
7.88%, 05/15/26 (c) (i)	450	374
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	130
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	265	226
		3,297
Utilities 0.6%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (i)	209	210
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	52
3.70%, 01/15/39 (i)	50	48
Clearway Energy Operating LLC
3.75%, 02/15/31 (i)	92	86
CMS Energy Corporation
3.00%, 05/15/26	100	98
Duke Energy Progress, LLC
3.70%, 10/15/46	100	100
Enel Finance International N.V.
1.88%, 07/12/28 (i)	200	180
Eversource Energy
3.30%, 01/15/28	100	98
FirstEnergy Corp.
7.38%, 11/15/31	225	278
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	251
NiSource Finance Corp.
3.95%, 03/30/48	150	143
Pacific Gas And Electric Company
2.10%, 08/01/27	135	121
San Diego Gas & Electric Company
4.10%, 06/15/49	425	443
State Grid Overseas Investment Limited
3.75%, 05/02/23 (i)	400	404
Virginia Electric and Power Company
4.00%, 01/15/43	275	278
Vistra Operations Company LLC
3.55%, 07/15/24 (i)	140	139
		2,929
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	201
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	291
CVR Partners, LP
6.13%, 06/15/28 (i)	315	316
ERO Copper Corp.
6.50%, 02/15/30 (i)	345	336
GrafTech Finance Inc.
4.63%, 12/15/28 (i)	285	266
IAMGOLD Corporation
5.75%, 10/15/28 (c) (i)	165	150
Legacy Vulcan Corp.
4.50%, 06/15/47	100	106
Novelis Corporation
3.88%, 08/15/31 (i)	80	73
Nucor Corporation
3.95%, 05/01/28	250	256
Polar US Borrower, LLC
6.75%, 05/15/26 (c) (i)	285	243
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (c) (i)	350	315
Venator Materials Corporation
5.75%, 07/15/25 (c) (i)	284	228
		2,795

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Information Technology 0.4%
Amphenol Corporation
2.20%, 09/15/31	90	80
Apple Inc.
2.95%, 09/11/49	200	184
Commscope Finance LLC
8.25%, 03/01/27 (c) (i)	284	276
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (i)	70	70
Entegris, Inc.
3.63%, 05/01/29 (i)	134	125
Fiserv, Inc.
3.20%, 07/01/26	110	110
Microsoft Corporation
2.92%, 03/17/52	100	94
NXP B.V.
3.15%, 05/01/27 (i)	35	34
Salesforce.Com, Inc.
2.70%, 07/15/41	350	310
Veritas USA Inc.
7.50%, 09/01/25 (i)	350	332
ViaSat, Inc.
6.50%, 07/15/28 (i)	265	254
VMware, Inc.
1.40%, 08/15/26	320	294
		2,163
Total Corporate Bonds And Notes (cost $72,634)		70,246
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	348	326
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	133	126
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	45	44
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (h)	148	143
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (h)	44	42
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	416
Series 2018-A-2A, 4.00%, 03/20/24	395	401
Series 2019-B-2A, 3.55%, 09/20/24	165	165
Barclays Mortgage Loan Trust 2021-NQM1 Trust
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	139	133
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 2.54%, (1 Month USD LIBOR + 2.14%), 10/15/25 (h)	265	265
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.94%, (1 Month USD LIBOR + 1.54%), 10/16/34 (h)	215	212
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, 1.39%, (1 Month Term SOFR + 1.34%), 02/16/27 (h)	370	367
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	47	47
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, 3.40%, 02/10/44	215	210
BX Commercial Mortgage Trust 2022-LP2
Series 2022-C-LP2, REMIC, 1.61%, (SOFR 30-Day Average + 1.56%), 02/16/27 (h)	155	152
BX Trust
Series 2021-C-LGCY, 1.19%, 10/15/36 (h)	295	282
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	123
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	191
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	150
CIFC Funding Ltd.
Series 2021-A-3A, 1.26%, (3 Month USD LIBOR + 1.14%), 07/15/36 (h)	250	249
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/12/23 (h)	100	99
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	257
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	20	20
COLT Funding LLC
Series 2021-A1-6, REMIC, 1.91%, 11/25/61 (h)	193	181
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	110
COMM Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	403
Series 2015-AM-CR23, REMIC, 3.80%, 04/10/25	330	330
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (h)	74	69
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	126	126
Series 2020-A2-1A, 3.79%, 07/20/50	84	80
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 1.60%, (3 Month USD LIBOR + 1.12%), 05/22/34 (h)	250	248
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	29	29
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	73	69
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	92
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 1.78%, (1 Month USD LIBOR + 1.38%), 07/17/23 (h)	129	127
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	161
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 1.55%, (SOFR 30-Day Average + 1.50%), 10/25/41 (h)	115	110
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (h)	7	7
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (h)	150	134
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.33%, (1 Month USD LIBOR + 1.93%), 12/15/36 (h) (m)	95	93
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	93	90
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (h)	266	255
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	95
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	416
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	111
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 1.56%, 10/17/22 (h)	250	246
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	145	145
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 1.50%, (1 Month USD LIBOR + 1.10%), 04/15/26 (h)	360	354
MHC Trust 2021-MHC2
Series 2021-D-MHC2, 1.90%, (1 Month USD LIBOR + 1.50%), 05/15/23 (h)	155	150
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (h)	124	123
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	217

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	87	79
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	44	43
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	104	102
Series 2019-A-GA, 2.40%, 05/15/28	37	37
Series 2019-A2-CA, 3.13%, 07/15/28	117	117
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 03/15/28	56	54
Nelnet Student Loan Trust
Series 2020-A-1A, 1.20%, (1 Month USD LIBOR + 0.74%), 03/26/68 (h)	79	79
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	329	313
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.99%, (1 Month USD LIBOR + 1.59%), 04/15/32 (h)	300	293
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (h)	79	79
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	26	25
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	214	201
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 2.19%, (1 Month USD LIBOR + 2.00%), 12/15/38 (h)	380	376
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.56%, (1 Month USD LIBOR + 1.10%), 09/25/59 (h)	20	20
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	30	29
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	73	73
Series 2020-2A2-EXP1, REMIC, 1.41%, (1 Month USD LIBOR + 0.95%), 01/26/60 (h)	25	25
Palmer Square CLO Ltd
Series 2021-A-2A, 1.39%, (3 Month USD LIBOR + 1.15%), 07/17/34 (h)	255	253
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.29%, 11/25/36 (h)	242	231
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (h)	221	211
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	260
ServiceMaster Funding LLC
Series 2021-A2I-1, 2.87%, 07/30/28	174	160
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 1.69%, (1 Month USD LIBOR + 1.50%), 05/15/28 (h)	155	151
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.90%, (1 Month USD LIBOR + 1.50%), 06/16/31 (h) (m)	378	375
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	85	83
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 2.15%, (1 Month USD LIBOR + 1.75%), 05/17/32 (h)	192	192
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 1.85%, (1 Month USD LIBOR + 1.45%), 08/15/25 (h)	148	148
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 1.27%, (1 Month USD LIBOR + 0.87%), 07/15/36 (h)	74	74
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	276	258
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (h)	8	8
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	136	135
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	56	54
Starwood Mortgage Residential Trust 2021-2
Series 2021-A2-2, REMIC, 1.34%, 05/25/23	55	52
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (h)	135	134
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (h)	119	119
Verus Securitization Trust
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	196
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (h) (m)	100	99
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	73	70
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (h)	351	327
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (h)	12	12
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	111
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	116
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,176)		14,765
PREFERRED STOCKS 0.5%
Health Care 0.5%
Roche Holding AG	6	2,512
Utilities 0.0%
NextEra Energy, Inc., 5.28%, 03/01/23 (j)	1	42
The AES Corporation, 6.88%, 02/15/24 (j)	1	91
The Southern Company, 6.75%, 08/01/22 (j)	1	38
		171
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	12	116
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	6	114
Total Preferred Stocks (cost $2,215)		2,913
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Consumer Discretionary 0.2%
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (h)	281	274
Naked Juice LLC
2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 01/25/30 (h)	145	144
Staples, Inc.
7 Year Term Loan, 5.32%, (3 Month USD LIBOR + 5.00%), 04/05/26 (h)	272	257
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (h)	180	179
		854
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	245	248
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (h)	247	242
		490
Health Care 0.1%
Bausch Health Americas Inc.
Term Loan , 0.00%, (SOFR + 5.25%), 01/27/27 (h) (o)	275	272
Consumer Staples 0.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (h)	278	264
Total Senior Floating Rate Instruments (cost $1,921)		1,880

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 7.0%
Investment Companies 5.5%
T. Rowe Price Government Reserve Fund, 0.29% (p) (q)	29,658	29,658
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 0.23% (p) (q)	8,120	8,120
Total Short Term Investments (cost $37,778)		37,778
Total Investments 104.9% (cost $515,208)		564,922
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (4.9)%		(26,377)
Total Net Assets 100.0%		538,552

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $18,516.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $33,856 and 6.3% of the Fund.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	03/08/22	308	363	0.1
AIA Group Limited, 3.13%, 03/13/23	08/22/18	398	402	0.1
Amadeus IT Group SA	03/19/20	280	369	0.1
Bridgepoint Group PLC	07/21/21	288	261	0.1
Cellnex Telecom, S.A.	05/27/21	30	24	—
China Resources Mixc Lifestyle Services Limited	12/03/20	17	17	—
Covestro AG	03/25/20	463	415	0.1
Digital Core REIT Management Pte. Ltd.	11/29/21	34	35	—
Knorr - Bremse Aktiengesellschaft	10/11/18	281	228	—
Kojamo Oyj	08/14/18	22	29	—
Samsonite International S.A.	07/25/19	165	217	—
Siemens Healthineers AG	08/14/18	558	782	0.1
TE Connectivity Ltd.	09/17/20	114	124	—
Zalando SE	08/14/18	413	429	0.1
		3,371	3,695	0.7

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	19	July 2022	4,064	3	(38)
United States 5 Year Note	32	July 2022	3,718	6	(48)
				9	(86)
Short Contracts
United States 10 Year Note	(1)	June 2022	(122)	—	—
United States 10 Year Ultra Bond	(1)	June 2022	(135)	(1)	(1)
				(1)	(1)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.38 (Q)	1.00	06/20/27	(4,000)	64	—	8

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SSB	04/22/22	AUD	21	16	1
CAD/USD	HSB	04/22/22	CAD	20	16	—
CAD/USD	SSB	04/22/22	CAD	19	15	—
NZD/USD	SSB	04/22/22	NZD	46	32	1
USD/AUD	SSB	04/22/22	AUD	(21)	(16)	(1)
USD/CAD	SSB	04/22/22	CAD	(39)	(32)	—
USD/NZD	SSB	04/22/22	NZD	(37)	(25)	(2)
USD/NZD	SSB	04/22/22	NZD	(9)	(6)	—
ZAR/USD	SSB	04/01/22	ZAR	179	12	—
					12	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	244,293	94,916	—	339,209
Government And Agency Obligations	—	98,131	—	98,131
Corporate Bonds And Notes	—	70,246	—	70,246
Non-U.S. Government Agency Asset-Backed Securities	—	14,765	—	14,765
Preferred Stocks	2,913	—	—	2,913
Senior Floating Rate Instruments	—	1,880	—	1,880
Short Term Investments	37,778	—	—	37,778
	284,984	279,938	—	564,922
Assets - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	8	—	8
Open Forward Foreign Currency Contracts	—	2	—	2
	—	10	—	10
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(87)	—	—	(87)
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
	(87)	(3)	—	(90)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 65.8%
Health Care 16.6%
Abbott Laboratories (a)	137	16,227
Alcon AG	1,343	106,570
Avantor, Inc. (b)	1,193	40,340
Baxter International Inc. (a)	137	10,654
Becton, Dickinson and Company (a)	1,003	266,758
Catalent Inc. (b)	235	26,034
Cooper Cos. Inc.	32	13,380
Danaher Corporation	1,050	308,139
Hologic Inc. (b)	914	70,222
Humana Inc.	365	158,775
Medtronic Public Limited Company (a)	307	34,084
PerkinElmer Inc.	1,603	279,597
Teleflex Incorporated	54	18,999
Thermo Fisher Scientific Inc.	676	399,370
UnitedHealth Group Incorporated (a)	432	220,412
		1,969,561
Information Technology 14.5%
Apple Inc. (b)	1,604	280,129
MasterCard Incorporated - Class A	54	19,441
Microsoft Corporation (a) (b)	2,620	807,914
NVIDIA Corporation (b)	356	97,138
NXP Semiconductors N.V.	11	2,048
Salesforce.Com, Inc. (b)	756	160,599
TE Connectivity Ltd. (c)	1,765	231,179
Visa Inc. - Class A	562	124,693
		1,723,141
Industrials 9.9%
Aurora Innovations Inc. - Class A (b) (d)	3,528	19,721
Fortive Corporation	2,273	138,494
General Electric Company (a)	4,893	447,720
Ingersoll Rand Inc.	2,858	143,879
Otis Worldwide Corporation (a)	59	4,536
Republic Services Inc. (a)	52	6,837
Roper Technologies, Inc.	255	120,509
Teledyne Technologies Inc. (b)	148	69,942
TransUnion	408	42,178
Waste Connections, Inc. (b)	1,313	183,389
		1,177,205
Consumer Discretionary 9.6%
Amazon.com, Inc. (a) (b)	219	712,827
McDonald's Corporation (a)	137	33,760
Ross Stores Inc. (a) (b)	39	3,492
Starbucks Corporation (a) (b)	365	33,213
Yum! Brands, Inc. (a)	3,043	360,710
		1,144,002
Financials 5.6%
CME Group Inc. - Class A (a) (b)	75	17,768
Intercontinental Exchange, Inc. (a)	1,280	169,153
Marsh & McLennan Companies, Inc.	1,375	234,287
The PNC Financial Services Group, Inc. (a)	1,329	245,150
		666,358
Communication Services 4.3%
Alphabet Inc. - Class A (a) (b)	60	166,433
Alphabet Inc. - Class C (a) (b)	84	234,826
Facebook, Inc. - Class A (a) (b)	367	81,610
Liberty Media Corporation - Series C (b)	399	27,851
		510,720
Utilities 3.1%
Ameren Corporation (a)	1,448	135,749
American Electric Power Company, Inc. (a) (b)	162	16,193
CMS Energy Corp.	1,025	71,670
Constellation Energy Group, Inc. (b)	207	11,666
Exelon Corporation (a) (b)	622	29,635
Public Service Enterprise Group Inc. (a)	1,451	101,606
		366,519
Consumer Staples 1.7%
Dollar General Corporation (a)	82	18,167
Keurig Dr Pepper Inc. (b)	4,467	169,300
Walmart Inc. (a)	146	21,762
		209,229
Materials 0.5%
Linde Public Limited Company	178	56,908
Total Common Stocks (cost $6,785,352)		7,823,643
SENIOR FLOATING RATE INSTRUMENTS 12.9%
Financials 3.4%
Acrisure, LLC
2021 Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 02/15/27 (e)	5,413	5,369
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/07/25 (e) (f)	482	476
2018 Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 05/07/25 (e)	25,269	24,962
Term Loan B, 3.46%, (1 Month USD LIBOR + 3.25%), 05/10/25 (e)	10,221	10,102
2021 Term Loan B4, 4.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (e)	39,430	39,129
Eagle Broadband Investments LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 10/19/27 (e)	9,224	9,094
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/25/25 (e) (f)	10,079	9,954
2018 Term Loan B, 3.19%, (3 Month USD LIBOR + 3.00%), 04/25/25 (e)	409	404
2018 Term Loan B, 3.27%, (3 Month USD LIBOR + 3.00%), 04/25/25 (e)	157,327	155,376
HUB International Limited
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (e)	111,197	110,388
Hyperion Insurance Group Ltd.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 11/12/27 (e) (f)	10,665	10,534
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 11/12/27 (e)	25,300	24,989
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (e)	7,397	7,336
		408,113
Information Technology 3.4%
Alliant Holdings Intermediate, LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/10/25 (e) (f)	1,095	1,082
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 09/06/24 (e)	29,518	29,290
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (e)	2,091	2,076
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (e)	6,738	6,616
Ascend Learning, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 11/18/28 (e) (f)	5,000	4,939
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 11/18/28 (e)	43,075	42,547
2021 2nd Lien Term Loan, 6.25%, (1 Month USD LIBOR + 5.75%), 11/18/29 (e)	7,685	7,627
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (e)	22,494	22,199
2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.50%), 04/13/29 (e)	1,245	1,225
Emerald TopCo Inc
Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 07/16/26 (e)	72	71
Term Loan, 3.80%, (3 Month USD LIBOR + 3.50%), 07/16/26 (e)	28,028	27,620
Entegris, Inc.
Term Loan , 0.00%, (SOFR + 3.00%), 03/02/29 (e) (f)	18,786	18,723
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (e)	4,140	4,099

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 07/25/26 (e)	10	10
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 06/01/26 (e)	8,637	8,529
RealPage, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (e) (f)	365	360
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/18/28 (e)	44,025	43,470
2nd Lien Term Loan, 7.25%, (1 Month USD LIBOR + 6.50%), 02/17/29 (e)	1,300	1,302
Sophia, L.P.
2021 Term Loan B, 0.00%, (SOFR + 4.25%), 10/07/27 (e) (f)	3,300	3,267
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (e)	12,950	12,807
Storable, Inc
Term Loan, 0.00%, (SOFR + 3.50%), 04/17/28 (e) (f)	690	679
Term Loan, 4.22%, (SOFR + 3.50%), 04/17/28 (e)	1,510	1,486
Ultimate Software Group Inc (The)
Term Loan B, 3.96%, (3 Month USD LIBOR + 3.75%), 04/08/26 (e)	1,843	1,834
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 05/03/26 (e) (f)	9,623	9,536
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (e)	143,512	142,207
2021 2nd Lien Term Loan, 5.75%, (3 Month USD LIBOR + 5.25%), 05/03/27 (e)	7,320	7,253
		400,854
Health Care 2.4%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 12/23/27 (e) (f)	783	772
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (e)	28,289	27,912
2021 Term Loan B2, 3.88%, (1 Month USD LIBOR + 3.38%), 12/31/27 (e)	17,976	17,642
Athenahealth, Inc.
2022 Term Loan B, 0.00%, (SOFR + 3.50%), 01/27/29 (e) (f)	2,360	2,331
2022 Term Loan B, 4.00%, (SOFR 30-Day Average + 3.50%), 01/27/29 (e)	35,314	34,882
Avantor Funding, Inc.
2021 Term Loan B4, 2.50%, (1 Month USD LIBOR + 2.00%), 11/21/24 (e)	887	878
Eyecare Partners, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 10/14/28 (e) (f)	53	52
EyeCare Partners, LLC
2020 Term Loan, 3.97%, (3 Month USD LIBOR + 3.75%), 02/05/27 (e)	8,238	8,120
2021 Delayed Draw Term Loan , 4.25%, (3 Month USD LIBOR + 2.75%), 07/08/28 (e)	175	173
2021 Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 10/14/28 (e)	1,865	1,842
Heartland Dental, LLC
2018 1st Lien Term Loan, 3.71%, (1 Month USD LIBOR + 3.50%), 04/17/25 (e)	46,685	46,076
2021 Incremental Term Loan, 4.45%, (1 Month USD LIBOR + 4.00%), 04/30/25 (e)	9,483	9,378
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (e)	87,890	86,967
Pacific Dental Services,LLC
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 04/21/28 (e)	3,020	2,981
Pathway Vet Alliance LLC
2021 Term Loan, 3.96%, (1 Month USD LIBOR + 3.75%), 03/31/27 (e)	2,786	2,753
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 02/01/25 (e) (f)	490	483
2018 1st Lien Term Loan, 2.96%, (1 Month USD LIBOR + 2.75%), 02/01/25 (e)	6,788	6,695
2018 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/14/25 (e) (f)	2,000	1,980
2018 Incremental Term Loan, 3.46%, (1 Month USD LIBOR + 3.25%), 02/14/25 (e)	14,462	14,318
2018 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 6.25%), 01/30/26 (e) (f)	635	630
2018 2nd Lien Term Loan, 6.46%, (1 Month USD LIBOR + 6.25%), 01/30/26 (e)	355	352
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (3 Month USD LIBOR + 3.50%), 02/14/25 (e)	16,781	16,676
		283,893
Industrials 1.7%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (e)	26,613	26,331
Filtration Group Corporation
2018 1st Lien Term Loan, 3.21%, (1 Month USD LIBOR + 3.00%), 03/27/25 (e)	6,407	6,306
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (e)	10,188	11,075
2021 Incremental Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 10/19/28 (e)	10,462	10,332
Polaris Newco LLC
USD Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/03/28 (e)	6,146	6,095
USI, Inc.
2017 Repriced Term Loan, 3.22%, (3 Month USD LIBOR + 3.00%), 05/16/24 (e)	64,762	64,275
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/02/26 (e) (f)	1	1
2019 Incremental Term Loan B, 3.47%, (3 Month USD LIBOR + 3.25%), 12/02/26 (e)	34,369	34,054
Vertical US Newco Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 07/29/27 (e) (f)	2,000	1,979
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (e)	34,965	34,594
Welbilt, Inc.
2018 Term Loan B, 2.71%, (1 Month USD LIBOR + 2.50%), 10/16/25 (e)	8,305	8,222
		203,264
Consumer Discretionary 1.7%
Cedar Fair, L.P.
2017 Term Loan B, 1.96%, (1 Month USD LIBOR + 1.75%), 04/28/24 (e)	465	459
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (e)	43,910	43,663
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.21%, (1 Month USD LIBOR + 2.00%), 11/30/23 (e)	9,483	9,443
IRB Holding Corp
2020 Term Loan B, 3.75%, (3 Month USD LIBOR + 2.75%), 02/05/25 (e)	19,411	19,241
2022 Term Loan B, 3.75%, (SOFR + 3.00%), 12/15/27 (e)	14,222	14,127
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (e)	4,192	4,166
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.46%, (1 Month USD LIBOR + 3.25%), 01/24/27 (e)	19,510	19,241
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (e)	47,461	49,182
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 08/12/28 (e)	10,829	10,685
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (e)	25,575	26,370
WOOF Holdings, Inc
1st Lien Term Loan, 4.68%, (3 Month USD LIBOR + 3.75%), 12/16/27 (e)	3,772	3,739
		200,316

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (e)	29,772	29,549
Materials 0.1%
H.B. Fuller Company
2017 Term Loan B, 2.45%, (1 Month USD LIBOR + 2.00%), 10/11/24 (e)	7,465	7,429
Real Estate 0.0%
Azalea Topco, Inc.
Term Loan , 0.00%, (SOFR + 3.75%), 07/24/26 (e) (f)	3,405	3,333
Total Senior Floating Rate Instruments (cost $1,543,467)		1,536,751
CORPORATE BONDS AND NOTES 7.1%
Consumer Discretionary 2.5%
Cedar Fair, L.P.
5.50%, 05/01/25 (g)	11,095	11,396
5.38%, 04/15/27	21,297	21,085
5.25%, 07/15/29 (d)	17,375	16,964
Clarios Global LP
6.75%, 05/15/25 (g)	3,161	3,273
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (g)	790	808
4.00%, 05/01/31 (g)	1,155	1,090
3.63%, 02/15/32 (g)	2,225	2,012
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	530	534
IRB Holding Corp.
6.75%, 02/15/26 (g)	605	616
KFC Holding Co.
4.75%, 06/01/27 (g)	37,310	37,868
Life Time, Inc.
5.75%, 01/15/26 (g)	14,391	14,374
Magnum Management Corporation
6.50%, 10/01/28	11,365	11,578
Marriott International, Inc.
3.13%, 06/15/26	1,925	1,905
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (g)	7,375	7,678
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (g)	6,037	6,228
8.50%, 05/15/27 (g)	18,995	19,711
Shutterfly, LLC
8.50%, 10/01/26 (g)	10,565	10,048
Six Flags Operations Inc.
4.88%, 07/31/24 (g)	44,430	44,545
5.50%, 04/15/27 (d) (g)	30,309	30,272
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (g)	11,562	12,103
Yum! Brands, Inc.
3.88%, 11/01/23	5,450	5,495
7.75%, 04/01/25 (g)	4,050	4,207
4.75%, 01/15/30 (g)	2,015	1,983
3.63%, 03/15/31	5,185	4,731
4.63%, 01/31/32	3,861	3,727
5.38%, 04/01/32	6,538	6,558
6.88%, 11/15/37	3,355	3,740
5.35%, 11/01/43	11,005	10,758
		295,287
Communication Services 1.7%
Altice France
10.50%, 05/15/27 (g)	13,635	14,283
CCO Holdings, LLC
4.00%, 03/01/23 (g)	5,947	5,947
5.50%, 05/01/26 (g)	2,850	2,897
5.13%, 05/01/27 (g)	71,656	71,787
5.00%, 02/01/28 (g)	55,914	55,368
Lamar Media Corp.
3.75%, 02/15/28	7,273	6,909
3.63%, 01/15/31	1,290	1,187
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (g)	820	824
Sirius XM Radio Inc.
5.00%, 08/01/27 (g)	16,259	16,267
Snap Inc.
0.00%, 05/01/27 (g) (h) (i)	8,950	7,638
Spotify USA Inc.
0.00%, 03/15/26 (h) (i)	10,038	8,495
T-Mobile US, Inc.
4.75%, 02/01/28	610	620
2.63%, 02/15/29	425	388
3.38%, 04/15/29 (g)	2,015	1,918
2.88%, 02/15/31	1,790	1,614
3.50%, 04/15/31	6,275	5,908
Twitter, Inc.
5.00%, 03/01/30 (g)	3,600	3,585
		205,635
Financials 1.2%
Acrisure, LLC
7.00%, 11/15/25 (g)	20,525	20,480
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (g)	3,540	3,414
6.75%, 10/15/27 (g)	7,775	7,688
5.88%, 11/01/29 (g)	3,525	3,388
AmWINS Group, Inc.
4.88%, 06/30/29 (g)	4,485	4,284
HUB International Limited
7.00%, 05/01/26 (g)	60,416	61,158
5.63%, 12/01/29 (g)	3,710	3,616
MSCI Inc.
4.00%, 11/15/29 (g)	2,590	2,517
3.63%, 09/01/30 - 11/01/31 (g)	7,160	6,726
3.88%, 02/15/31 (g)	85	81
3.25%, 08/15/33 (g)	405	365
Ryan Specialty Group, LLC
4.38%, 02/01/30 (g)	650	617
State Street Corporation
4.42%, (3 Month USD LIBOR + 3.60%), (100, 06/15/22) (e) (j)	2,050	2,047
USIS Merger Sub, Inc.
6.88%, 05/01/25 (g)	23,385	23,434
		139,815
Industrials 0.7%
General Electric Company
4.16%, (3 Month USD LIBOR + 3.33%), (100, 06/15/22) (e) (j)	29,645	28,478
Howmet Aerospace Inc.
3.00%, 01/15/29	4,355	3,975
Korn Ferry
4.63%, 12/15/27 (g)	2,020	1,969
Lennox International Inc.
3.00%, 11/15/23	340	340
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,782	2,836
Sensata Technologies B.V.
4.88%, 10/15/23 (g)	2,715	2,806
5.63%, 11/01/24 (g)	670	696
5.00%, 10/01/25 (g)	4,400	4,479
4.00%, 04/15/29 (g)	5,440	5,178
Sensata Technologies, Inc.
3.75%, 02/15/31 (g)	2,665	2,469
SkyMiles IP Ltd.
4.50%, 10/20/25 (g)	13,040	13,133
4.75%, 10/20/28 (g)	7,255	7,320
TransDigm Inc.
6.25%, 03/15/26 (g)	2,950	3,037
6.38%, 06/15/26	1,290	1,302
5.50%, 11/15/27	2,950	2,939
TransDigm UK Holdings PLC
6.88%, 05/15/26	830	847
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (g)	4,300	4,267
		86,071
Health Care 0.6%
Avantor Funding, Inc.
4.63%, 07/15/28 (g)	14,999	14,814

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
3.88%, 11/01/29 (g)	1,960	1,853
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	1,295	1,311
3.13%, 02/15/29 (g)	6,461	5,878
3.50%, 04/01/30 (g)	3,440	3,160
Heartland Dental LLC
8.50%, 05/01/26 (g)	14,270	14,341
Hologic, Inc.
3.25%, 02/15/29 (g)	2,400	2,240
IQVIA Inc.
5.00%, 05/15/27 (g)	3,650	3,692
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (g)	10,215	10,755
Teleflex Incorporated
4.63%, 11/15/27	4,680	4,745
4.25%, 06/01/28 (g)	1,520	1,485
Tenet Healthcare Corporation
4.63%, 09/01/24 (g)	3,425	3,450
		67,724
Information Technology 0.2%
Arches Buyer Inc.
4.25%, 06/01/28 (g)	65	61
Black Knight Infoserv, LLC
3.63%, 09/01/28 (g)	2,950	2,798
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (g)	2,140	2,067
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (g)	5,200	4,950
4.88%, 07/01/29 (d) (g)	1,595	1,505
CoreLogic, Inc.
4.50%, 05/01/28 (g)	2,950	2,779
Gartner, Inc.
4.50%, 07/01/28 (g)	1,775	1,769
3.63%, 06/15/29 (g)	2,655	2,513
3.75%, 10/01/30 (g)	3,230	3,033
Shopify Inc.
0.13%, 11/01/25 (h)	5,964	5,667
Twilio Inc.
3.63%, 03/15/29 (d)	275	260
		27,402
Real Estate 0.1%
SBA Communications Corporation
3.88%, 02/15/27	8,180	7,983
3.13%, 02/01/29	2,755	2,505
		10,488
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (j)	8,155	7,982
Total Corporate Bonds And Notes (cost $839,970)		840,404
GOVERNMENT AND AGENCY OBLIGATIONS 6.3%
U.S. Treasury Note 6.3%
Treasury, United States Department of
1.50%, 01/31/27	351,718	336,111
1.88%, 02/28/27	421,083	409,833
Total Government And Agency Obligations (cost $756,756)		745,944
PREFERRED STOCKS 0.3%
Utilities 0.3%
CMS Energy Corporation, 5.88%, 10/15/78 (d)	461	11,908
CMS Energy Corporation, 5.88%, 03/01/79	690	17,736
NiSource Inc., 6.50%, (100, 03/15/24) (d) (j)	148	3,976
SCE Trust IV, 5.38%, (100, 09/15/25) (d) (j)	272	6,319
		39,939
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (100, 06/01/22) (j)	4	101
Total Preferred Stocks (cost $39,228)		40,040
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,333	3,329
Series 2017-A23-1A, 4.12%, 07/26/27	3,605	3,562
Series 2019-A2-1A, 3.67%, 10/25/29 (g)	2,881	2,788
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	12	12
US Airways, Inc.
Series 2012-PTT-2A, 4.63%, 06/03/25	251	242
Series 2013-A-1, 3.95%, 11/15/25	150	142
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,217)		10,075
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	140	1,349
Total Investment Companies (cost $1,423)		1,349
SHORT TERM INVESTMENTS 7.6%
Investment Companies 7.4%
T. Rowe Price Government Reserve Fund, 0.29% (k) (l)	874,782	874,782
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (k) (l)	26,157	26,157
Total Short Term Investments (cost $900,939)		900,939
Total Investments 100.1% (cost $10,877,352)		11,899,145
Other Derivative Instruments (0.6)%		(65,618)
Other Assets and Liabilities, Net 0.5%		47,922
Total Net Assets 100.0%		11,881,449

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of March 31, 2022.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $659,090 and 5.5% of the Fund.

(h) Convertible security.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,354	13	—	13	—	(18)	1,349	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/05/20	220,617	231,179	1.9

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Abbott Laboratories	GSC	Call	150.00	01/20/23	457	(82)
Abbott Laboratories	GSC	Call	145.00	01/20/23	457	(121)
Abbott Laboratories	GSC	Call	135.00	01/20/23	457	(192)
Alphabet Inc.	GSC	Call	2,000.00	06/17/22	26	(2,102)
Alphabet Inc.	GSC	Call	2,100.00	06/17/22	26	(1,852)
Alphabet Inc.	GSC	Call	1,980.00	06/17/22	26	(2,152)
Alphabet Inc.	GSC	Call	1,960.00	09/16/22	26	(2,236)
Alphabet Inc.	GSC	Call	2,100.00	09/16/22	26	(1,906)
Alphabet Inc.	GSC	Call	1,980.00	09/16/22	26	(2,188)
Alphabet Inc.	GSC	Call	2,000.00	09/16/22	26	(2,140)
Alphabet Inc.	GSC	Call	3,300.00	01/20/23	27	(314)
Alphabet Inc.	GSC	Call	3,200.00	01/20/23	26	(369)
Alphabet Inc.	GSC	Call	3,500.00	01/20/23	27	(206)
Alphabet Inc.	GSC	Call	3,400.00	01/20/23	27	(253)
Alphabet Inc.	SIG	Call	2,650.00	06/17/22	10	(239)
Alphabet Inc.	SIG	Call	2,550.00	06/17/22	9	(281)
Alphabet Inc.	SIG	Call	2,600.00	06/17/22	10	(275)
Alphabet Inc.	SIG	Call	2,450.00	09/16/22	6	(267)
Alphabet Inc.	SIG	Call	2,500.00	09/16/22	6	(244)
Alphabet Inc.	SIG	Call	2,600.00	09/16/22	7	(237)
Alphabet Inc.	SIG	Call	2,550.00	09/16/22	7	(260)
Amazon.com, Inc.	CGM	Call	4,800.00	01/20/23	15	(54)
Amazon.com, Inc.	CGM	Call	4,900.00	01/20/23	16	(50)
Amazon.com, Inc.	CGM	Call	4,700.00	01/20/23	14	(59)
Amazon.com, Inc.	CGM	Call	4,600.00	01/20/23	14	(69)
Amazon.com, Inc.	CGM	Call	4,500.00	01/20/23	14	(81)
Amazon.com, Inc.	CGM	Call	5,100.00	01/20/23	16	(38)
Amazon.com, Inc.	CGM	Call	5,000.00	01/20/23	16	(45)
Amazon.com, Inc.	GSC	Call	4,400.00	01/20/23	14	(94)
Amazon.com, Inc.	GSC	Call	4,500.00	01/20/23	14	(81)
Amazon.com, Inc.	GSC	Call	3,600.00	01/20/23	21	(502)
Amazon.com, Inc.	GSC	Call	3,700.00	01/20/23	21	(432)
Amazon.com, Inc.	GSC	Call	4,300.00	01/20/23	14	(111)
Amazon.com, Inc.	GSC	Call	3,800.00	01/20/23	21	(370)
Amazon.com, Inc.	GSC	Call	4,000.00	01/20/23	14	(181)
Amazon.com, Inc.	GSC	Call	4,200.00	01/20/23	14	(130)
Amazon.com, Inc.	GSC	Call	4,100.00	01/20/23	14	(153)
Amazon.com, Inc.	WFI	Call	3,900.00	01/20/23	37	(477)
Amazon.com, Inc.	WFI	Call	3,800.00	01/20/23	36	(635)
Amazon.com, Inc.	WFI	Call	4,000.00	01/20/23	37	(477)
Amazon.com, Inc.	WFI	Call	4,200.00	01/20/23	36	(335)
Amazon.com, Inc.	WFI	Call	4,100.00	01/20/23	36	(394)
Ameren Corporation	CSI	Call	95.00	06/17/22	658	(150)
Ameren Corporation	CSI	Call	90.00	06/17/22	658	(358)
Ameren Corporation	CSI	Call	100.00	06/17/22	658	(43)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
American Electric Power Company, Inc.	JPM	Call	95.00	01/20/23	541	(501)
American Electric Power Company, Inc.	JPM	Call	90.00	01/20/23	541	(683)
American Electric Power Company, Inc.	JPM	Call	100.00	01/20/23	541	(349)
Baxter International Inc.	CGM	Call	97.50	01/20/23	458	(49)
Baxter International Inc.	CGM	Call	92.50	01/20/23	458	(82)
Baxter International Inc.	CGM	Call	87.50	01/20/23	458	(122)
Becton, Dickinson and Company	GSC	Call	290.00	01/20/23	215	(269)
Becton, Dickinson and Company	GSC	Call	280.00	01/20/23	215	(347)
Becton, Dickinson and Company	GSC	Call	260.00	01/20/23	222	(568)
CME Group Inc.	JPM	Call	250.00	01/20/23	106	(172)
CME Group Inc.	JPM	Call	240.00	01/20/23	106	(223)
CME Group Inc.	JPM	Call	230.00	01/20/23	106	(276)
Dollar General Corporation	CGM	Call	240.00	01/20/23	272	(370)
Dollar General Corporation	CGM	Call	230.00	01/20/23	272	(483)
Dollar General Corporation	CGM	Call	220.00	01/20/23	272	(615)
Exelon Corporation	JPM	Call	65.00	01/20/23	2,074	(1,192)
Exelon Corporation	JPM	Call	60.00	01/20/23	2,074	(1,702)
Exelon Corporation	JPM	Call	55.00	01/20/23	2,074	(2,696)
General Electric Company	GSC	Call	115.00	01/20/23	1,129	(378)
General Electric Company	GSC	Call	110.00	01/20/23	1,129	(497)
General Electric Company	WFI	Call	110.00	01/20/23	1,023	(450)
General Electric Company	WFI	Call	115.00	01/20/23	1,023	(343)
Intercontinental Exchange, Inc.	JPM	Call	140.00	01/20/23	186	(143)
Intercontinental Exchange, Inc.	JPM	Call	135.00	01/20/23	186	(192)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/20/23	186	(238)
McDonald's Corporation	GSC	Call	280.00	01/20/23	229	(153)
McDonald's Corporation	GSC	Call	270.00	01/20/23	548	(488)
McDonald's Corporation	GSC	Call	260.00	01/20/23	548	(691)
Medtronic, Inc.	CSI	Call	110.00	01/20/23	744	(713)
Medtronic, Inc.	CSI	Call	115.00	01/20/23	744	(547)
Medtronic, Inc.	CSI	Call	105.00	01/20/23	744	(936)
Medtronic, Inc.	JPM	Call	105.00	01/20/23	258	(324)
Medtronic, Inc.	JPM	Call	115.00	01/20/23	257	(189)
Medtronic, Inc.	JPM	Call	110.00	01/20/23	258	(247)
Meta Platforms, Inc.	JPM	Call	360.00	09/16/22	134	(15)
Meta Platforms, Inc.	JPM	Call	345.00	09/16/22	134	(19)
Microsoft Corporation	CGM	Call	350.00	01/20/23	952	(1,523)
Microsoft Corporation	CGM	Call	340.00	01/20/23	952	(1,833)
Microsoft Corporation	CGM	Call	365.00	01/20/23	349	(413)
Microsoft Corporation	CGM	Call	360.00	01/20/23	496	(620)
Microsoft Corporation	CGM	Call	330.00	01/20/23	456	(1,026)
Microsoft Corporation	JPM	Call	360.00	01/20/23	502	(627)
Microsoft Corporation	JPM	Call	355.00	01/20/23	503	(742)
Microsoft Corporation	JPM	Call	350.00	01/20/23	503	(805)
Microsoft Corporation	SIG	Call	300.00	01/20/23	1,395	(5,231)
Microsoft Corporation	SIG	Call	320.00	01/20/23	484	(1,288)
Microsoft Corporation	SIG	Call	340.00	01/20/23	484	(932)
Microsoft Corporation	SIG	Call	350.00	01/20/23	484	(774)
Microsoft Corporation	SIG	Call	330.00	01/20/23	484	(1,088)
Otis Worldwide Corporation	JPM	Call	95.00	01/20/23	196	(26)
Otis Worldwide Corporation	JPM	Call	90.00	01/20/23	197	(35)
Otis Worldwide Corporation	JPM	Call	85.00	01/20/23	196	(65)
Public Service Enterprise Group Incorporated	BOA	Call	75.00	07/15/22	601	(45)
Public Service Enterprise Group Incorporated	BOA	Call	70.00	07/15/22	601	(155)
Public Service Enterprise Group Incorporated	BOA	Call	65.00	07/15/22	601	(358)
Republic Services, Inc.	CGM	Call	145.00	07/15/22	172	(34)
Republic Services, Inc.	CGM	Call	140.00	07/15/22	172	(48)
Republic Services, Inc.	CGM	Call	135.00	07/15/22	172	(83)
Ross Stores, Inc.	CSI	Call	95.00	01/20/23	128	(111)
Ross Stores, Inc.	CSI	Call	105.00	01/20/23	129	(74)
Ross Stores, Inc.	CSI	Call	100.00	01/20/23	129	(87)
Starbucks Corporation	GSC	Call	97.50	01/20/23	1,217	(782)
Starbucks Corporation	GSC	Call	105.00	01/20/23	1,217	(450)
Starbucks Corporation	GSC	Call	100.00	01/20/23	1,217	(652)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
The PNC Financial Services Group, Inc.	CGM	Call	230.00	01/20/23	700	(262)
The PNC Financial Services Group, Inc.	CGM	Call	220.00	01/20/23	700	(388)
UnitedHealth Group Incorporated	CGM	Call	580.00	01/20/23	230	(544)
UnitedHealth Group Incorporated	CGM	Call	560.00	01/20/23	230	(675)
UnitedHealth Group Incorporated	CGM	Call	540.00	01/20/23	402	(1,544)
Walmart Inc.	WFI	Call	160.00	01/20/23	487	(334)
Walmart Inc.	WFI	Call	155.00	01/20/23	487	(446)
Walmart Inc.	WFI	Call	145.00	01/20/23	487	(658)
Yum! Brands, Inc.	WFI	Call	150.00	01/20/23	461	(75)
Yum! Brands, Inc.	WFI	Call	145.00	01/20/23	461	(96)
Yum! Brands, Inc.	WFI	Call	135.00	01/20/23	461	(192)
						(65,618)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	7,717,073	106,570	—	7,823,643
Senior Floating Rate Instruments	—	1,536,751	—	1,536,751
Corporate Bonds And Notes	—	840,404	—	840,404
Government And Agency Obligations	—	745,944	—	745,944
Preferred Stocks	40,040	—	—	40,040
Non-U.S. Government Agency Asset-Backed Securities	—	10,075	—	10,075
Investment Companies	—	1,349	—	1,349
Short Term Investments	900,939	—	—	900,939
	8,658,052	3,241,093	—	11,899,145
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(65,618)	—	(65,618)
	—	(65,618)	—	(65,618)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.9%
Information Technology 41.8%
Advanced Micro Devices, Inc. (a)	1,277	139,659
Apple Inc. (a)	4,515	788,290
ASML Holding - ADR (a)	290	193,877
Atlassian Corporation PLC - Class A (a)	286	83,890
Bill.Com Holdings Inc. (a)	158	35,886
Black Knight, Inc. (a)	1,138	66,002
Block, Inc. - CDI (a)	449	61,045
Ceridian HCM Holding Inc. (a)	349	23,844
Datadog, Inc. - Class A (a)	373	56,519
Fiserv, Inc. (a)	1,107	112,255
Global Payments Inc.	406	55,603
HashiCorp, Inc. - Class A (a) (b)	105	5,647
Intuit Inc. (a)	502	241,475
MasterCard Incorporated - Class A	520	185,939
Microsoft Corporation (a)	4,212	1,298,542
Monday.Com Ltd. (a) (b)	44	7,027
MongoDB, Inc. - Class A (a)	185	82,014
NVIDIA Corporation (a)	1,150	313,823
Paypal Holdings, Inc. (a)	135	15,624
Salesforce.Com, Inc. (a)	716	152,055
SentinelOne, Inc. - Class A (a) (b)	1,394	53,997
ServiceNow, Inc. (a)	320	177,995
Snowflake Inc. - Class A (a)	208	47,728
Spotify Technology S.A. (a)	565	85,252
Square, Inc. - Class A (a)	180	24,348
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	210	21,892
The Trade Desk, Inc. - Class A (a)	873	60,452
Toast, Inc. - Class A (a)	54	1,172
Twilio Inc. - Class A (a)	148	24,408
Uipath, Inc. - Class A (a)	856	18,471
Visa Inc. - Class A	969	214,896
Workday, Inc. - Class A (a)	45	10,651
Zoom Video Communications, Inc. - Class A (a)	133	15,553
		4,675,831
Consumer Discretionary 24.2%
Airbnb, Inc. - Class A (a)	307	52,798
Amazon.com, Inc. (a)	381	1,240,675
Carvana Co. - Class A (a)	143	17,046
Chipotle Mexican Grill Inc. (a)	75	119,236
Coupang, Inc. - Class A (a)	1,799	31,804
Doordash, Inc. - Class A (a)	673	78,858
Ferrari N.V.	388	84,678
Las Vegas Sands Corp. (a)	1,473	57,264
Lululemon Athletica Inc. (a)	302	110,192
Peloton Interactive, Inc. - Class A (a)	1,629	43,034
Rivian Automotive, Inc. - Class A (a)	2,010	100,962
Ross Stores Inc. (a)	1,760	159,235
Tesla Inc. (a)	513	552,520
Wynn Resorts, Limited (a)	811	64,688
		2,712,990
Communication Services 19.1%
Activision Blizzard, Inc. (a)	534	42,777
Alphabet Inc. - Class A (a)	201	560,219
Alphabet Inc. - Class C (a)	174	486,944
Booking Holdings Inc. (a)	37	85,965
Expedia Group, Inc. (a)	405	79,305
Facebook, Inc. - Class A (a)	1,474	327,688
Match Group Holdings II, LLC (a)	737	80,116
Netflix, Inc. (a)	399	149,604
Roblox Corporation - Class A (a)	916	42,349
SEA, Ltd. - Class A - ADR (a)	1,080	129,409
Snap Inc. - Class A (a)	4,137	148,891
		2,133,267
Health Care 8.4%
Align Technology, Inc. (a)	158	69,006
argenx SE - ADR (a)	106	33,549
AstraZeneca PLC - ADR (a)	382	25,370
Avantor, Inc. (a)	1,668	56,420
Cigna Holding Company	249	59,672
Eli Lilly & Co.	397	113,642
HCA Healthcare, Inc.	329	82,516
Humana Inc.	157	68,260
Insulet Corporation (a)	107	28,530
Intuitive Surgical, Inc. (a)	574	173,027
Stryker Corporation	426	113,927
UnitedHealth Group Incorporated	221	112,521
		936,440
Industrials 5.2%
Airbus SE (b)	669	80,932
Cintas Corp. (a)	65	27,762
FedEx Corporation	369	85,263
Generac Holdings Inc. (a)	253	75,207
Roper Technologies, Inc.	194	91,744
Teledyne Technologies Inc. (a)	257	121,464
TransUnion	701	72,425
Verisk Analytics, Inc. (a)	140	30,091
		584,888
Financials 0.2%
MarketAxess Holdings Inc. (a)	55	18,851
Tradeweb Markets Inc. - Class A (a)	104	9,144
		27,995
Total Common Stocks (cost $7,199,912)		11,071,411
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.9%
T. Rowe Price Government Reserve Fund, 0.29% (c) (d)	103,308	103,308
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	5,247	5,247
Total Short Term Investments (cost $108,555)		108,555
Total Investments 99.9% (cost $7,308,467)		11,179,966
Other Assets and Liabilities, Net 0.1%		7,690
Total Net Assets 100.0%		11,187,656

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	10,929,434	141,977	—	11,071,411
Short Term Investments	108,555	—	—	108,555
	11,037,989	141,977	—	11,179,966

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.0%
Health Care 26.4%
Acadia Healthcare Company, Inc. (a)	972	63,695
Agilent Technologies, Inc.	842	111,422
Agilon Health Management, Inc. (a)	318	8,061
Alcon AG (a) (b)	614	48,709
Alkermes Public Limited Company (a)	1,294	34,045
Alnylam Pharmaceuticals, Inc. (a)	297	48,497
Apellis Pharmaceuticals, Inc. (a)	65	3,314
argenx SE - ADR (a)	128	40,463
Avantor, Inc. (a)	2,722	92,058
Bruker Corp. (a)	1,409	90,599
Catalent Inc. (a)	1,362	151,046
Cooper Cos. Inc.	228	95,211
Dentsply Sirona Inc.	339	16,686
Doximity, Inc. - Class A (a)	232	12,085
Elanco Animal Health (a)	1,057	27,577
Exact Sciences Corporation (a)	288	20,137
Exelixis, Inc. (a)	517	11,720
Hologic Inc. (a)	2,477	190,283
ICU Medical, Inc. (a)	173	38,517
Ionis Pharmaceuticals Inc. (a)	791	29,299
Molina Healthcare, Inc. (a)	102	34,026
Multiplan Corporation - Class A (a) (b)	3,154	14,761
Neurocrine Biosciences, Inc. (a)	288	27,000
Ortho Clinical Diagnostics Holdings PLC (a)	1,188	22,168
Perrigo Company Public Limited Company	763	29,322
Quidel Corporation (a)	332	37,337
Seagen Inc. (a)	186	26,793
Teleflex Incorporated	403	142,996
Ultragenyx Pharmaceutical Inc. (a)	199	14,451
Veeva Systems Inc. - Class A (a)	325	69,049
West Pharmaceutical Services Inc.	151	62,017
		1,613,344
Information Technology 22.0%
Amphenol Corporation - Class A	536	40,388
Atlassian Corporation PLC - Class A (a)	100	29,383
Bill.Com Holdings Inc. (a)	139	31,524
Black Knight, Inc. (a)	716	41,521
Broadridge Financial Solutions, Inc.	120	18,685
CCC Intelligent Solutions Holdings Inc. (a)	1,541	17,012
Ceridian HCM Holding Inc. (a)	746	50,997
Clear Secure, Inc. - Class A (a) (b)	111	2,984
Cognex Corp. (a)	372	28,700
Corning Incorporated	1,019	37,611
CrowdStrike Holdings, Inc. - Class A (a)	173	39,285
DocuSign, Inc. (a)	279	29,886
Entegris, Inc. (a)	148	19,426
FleetCor Technologies Inc. (a)	324	80,695
Fortinet, Inc. (a)	297	101,497
HashiCorp, Inc. - Class A (a) (b)	11	559
Keysight Technologies, Inc. (a)	481	75,984
KLA-Tencor Corp. (a)	251	91,881
Lattice Semiconductor Corp. (a)	227	13,836
Leidos Holdings Inc.	218	23,548
Littelfuse Inc. (a)	40	9,976
Marvell Technology, Inc.	1,879	134,743
Microchip Technology Incorporated (a)	2,095	157,418
National Instruments Corp. (a)	1,156	46,922
nCino, Inc. (a)	157	6,434
Paylocity Holding Corporation (a)	28	5,762
Procore Technologies, Inc. (a)	9	522
PTC Inc. (a)	335	36,086
SentinelOne, Inc. - Class A (a) (b)	205	7,942
Skyworks Solutions, Inc. (a)	325	43,316
Spotify Technology S.A. (a)	257	38,812
Synopsys Inc. (a)	79	26,328
The Trade Desk, Inc. - Class A (a)	558	38,642
Thoughtworks Holding, Inc. (a)	198	4,120
Wolfspeed, Inc. (a)	88	10,020
		1,342,445
Industrials 17.2%
BWXT Government Group, Inc.	794	42,765
Clarivate PLC (a)	2,134	35,766
Colfax Corp. (a)	1,700	67,643
CoStar Group, Inc. (a)	760	50,624
Elance, Inc. (a)	199	4,625
Equifax Inc.	223	52,873
Fortive Corporation	887	54,045
IDEX Corporation	241	46,207
Ingersoll Rand Inc.	2,564	129,097
JB Hunt Transport Services Inc. (a)	473	94,974
Roper Technologies, Inc.	125	59,029
Shoals Technologies Group, Inc. - Class A (a)	464	7,907
Southwest Airlines Co. (a)	1,489	68,196
Textron Inc.	2,185	162,520
TransUnion	791	81,742
Verisk Analytics, Inc. (a)	222	47,648
Waste Connections, Inc. (a)	305	42,609
		1,048,270
Consumer Discretionary 12.5%
Aptiv PLC (a)	93	11,133
Bath & Body Works, Inc.	501	23,948
Bright Horizons Family Solutions Inc. (a)	231	30,651
Burlington Stores Inc. (a)	442	80,519
Chipotle Mexican Grill Inc. (a)	42	66,445
Deckers Outdoor Corp. (a)	67	18,343
Dollar Tree Inc. (a)	404	64,701
Domino's Pizza, Inc.	102	41,515
Doordash, Inc. - Class A (a)	102	11,953
Draftkings Inc. - Class A (a)	741	14,427
ETSY, Inc. (a)	167	20,755
Farfetch Ltd - Class A (a)	506	7,651
Five Below, Inc. (a)	140	22,172
Hilton Worldwide Holdings Inc. (a)	558	84,671
Lululemon Athletica Inc. (a)	40	14,609
MGM Resorts International	1,255	52,635
O'Reilly Automotive, Inc. (a)	82	56,167
Peloton Interactive, Inc. - Class A (a)	371	9,802
Rivian Automotive, Inc. - Class A (a)	282	14,175
Ross Stores Inc. (a)	261	23,610
Terminix Global Holdings, Inc. (a)	1,146	52,292
Vail Resorts, Inc.	140	36,438
Warby Parker Inc. - Class A (a)	98	3,313
		761,925
Materials 6.5%
Ardagh Metal Packaging S.A. (a)	878	7,138
Avery Dennison Corporation	352	61,237
Ball Corporation	1,639	147,482
Martin Marietta Materials Inc.	139	53,500
Reynolds Consumer Products LLC	765	22,445
RPM International Inc.	465	37,870
Sealed Air Corporation	1,015	67,964
		397,636
Financials 6.0%
Assurant, Inc.	371	67,459
AXIS Capital Holdings Limited	706	42,692
Cboe Global Markets, Inc.	387	44,281
K.K.R. Co., Inc. - Class A	1,211	70,807
Kemper Corp.	256	14,474
MarketAxess Holdings Inc. (a)	86	29,257
Raymond James Financial Inc.	185	20,333
SoFi Technologies, Inc. (a) (b)	743	7,021
Tradeweb Markets Inc. - Class A (a)	808	70,999
		367,323
Consumer Staples 3.4%
Boston Beer Co. Inc. - Class A (a)	70	27,193
Casey's General Stores Inc. (a)	365	72,332
Dollar General Corporation	379	84,377
Olaplex Holdings, Inc. (a)	360	5,627
Treehouse Foods, Inc. (a)	596	19,227
		208,756
Communication Services 1.9%
IAC/Interactive Corp. (a)	172	17,248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Liberty Media Corporation - Series C (a)	841	58,735
Match Group Holdings II, LLC (a)	196	21,313
Playtika Holding Corp. (a)	642	12,410
Vimeo, Inc. (a)	807	9,587
		119,293
Real Estate 0.1%
eXp World Holdings, Inc. (a) (b)	188	3,980
Total Common Stocks (cost $4,093,118)		5,862,972
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.8%
JNL Government Money Market Fund, 0.01% (c) (d)	1,661	1,661
T. Rowe Price Government Reserve Fund, 0.29% (c) (d)	229,310	229,310
		230,971
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.23% (c) (d)	19,181	19,181
Total Short Term Investments (cost $250,152)		250,152
Total Investments 100.1% (cost $4,343,270)		6,113,124
Other Assets and Liabilities, Net (0.1)%		(6,685)
Total Net Assets 100.0%		6,106,439

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,862,972	—	—	5,862,972
Short Term Investments	250,152	—	—	250,152
	6,113,124	—	—	6,113,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 50.7%
Financials 18.9%
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	2,960	2,975
4.50%, 09/15/23	2,120	2,136
4.88%, 01/16/24	2,140	2,168
1.65%, 10/29/24	3,165	2,990
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,410	2,450
American International Group, Inc.
2.50%, 06/30/25	2,880	2,818
Avolon Holdings Funding Limited
3.95%, 07/01/24 (a)	690	686
2.88%, 02/15/25 (a)	1,805	1,729
2.13%, 02/21/26 (a)	2,835	2,592
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (b)	4,200	4,075
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,167
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (c)	3,600	3,630
Banco Santander, S.A.
3.50%, 03/24/25 (b)	2,600	2,582
Bank of America Corporation
0.81%, 10/24/24	1,465	1,417
1.84%, 02/04/25	1,830	1,791
0.98%, 04/22/25	2,665	2,553
3.38%, 04/02/26	2,260	2,256
1.73%, 07/22/27	1,885	1,752
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	6,355	6,454
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (a)	2,890	2,896
0.65%, 02/27/24 (a)	2,390	2,288
1.00%, 02/04/25 (a)	2,780	2,602
Barclays PLC
1.70%, 05/12/22 (b)	1,290	1,289
4.34%, 05/16/24 (b)	1,650	1,675
1.01%, 12/10/24	2,165	2,077
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	3,865	3,912
BNP Paribas
2.59%, 01/20/28 (a)	2,505	2,357
Boral Finance Pty Limited
3.00%, 11/01/22 (a)	350	350
BPCE
5.70%, 10/22/23 (a)	6,595	6,823
Brighthouse Financial, Inc.
0.60%, 06/28/23 (a)	2,115	2,063
1.00%, 04/12/24 (a)	2,150	2,061
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,553
3.50%, 06/15/23	1,125	1,137
3.90%, 01/29/24	1,295	1,313
2.64%, 03/03/26	2,305	2,255
Citigroup Inc.
0.98%, 05/01/25	2,205	2,104
3.11%, 04/08/26	2,055	2,038
Citizens Bank, National Association
2.65%, 05/26/22	2,145	2,147
CNO Global Funding
1.65%, 01/06/25 (a)	2,135	2,035
1.75%, 10/07/26 (a)	2,075	1,917
Cordial Compania Financiera S.A
3.50%, 04/04/25 (a)	1,650	1,649
Credit Agricole SA
1.28%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (d)	1,605	1,613
Credit Suisse Group AG
3.00%, 12/14/23 (a) (d)	1,310	1,310
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	3,145	3,098
Danske Bank A/S
5.38%, 01/12/24 (a)	2,390	2,468
1.23%, 06/22/24 (a)	3,110	2,968
3.77%, 03/28/25 (a)	1,480	1,485
Equitable Financial Life Global Funding
0.50%, 11/17/23 (a)	3,360	3,243
1.10%, 11/12/24 (a)	300	284
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,218
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,555	3,490
Harley-Davidson Financial Services, Inc.
2.55%, 06/09/22 (a)	1,025	1,025
HSBC Holdings PLC
1.16%, 11/22/24 (b)	1,725	1,664
0.98%, 05/24/25	820	778
1.65%, 04/18/26 (b)	3,965	3,728
2.10%, 06/04/26 (b)	565	536
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (e)	8,150	8,157
3.50%, 02/11/23 (a) (e)	4,770	4,789
3.13%, 07/26/24 (a) (e)	3,275	3,247
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,323
2.08%, 04/22/26	3,900	3,767
0.98%, (SOFR + 0.89%), 04/22/27 (d)	1,540	1,516
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	1,485	1,452
Lincoln National Corporation
4.00%, 09/01/23	655	665
Lloyds Banking Group PLC
1.33%, 06/15/23 (b)	920	917
4.50%, 11/04/24	965	987
LSEGA Financing PLC
0.65%, 04/06/24 (a)	3,520	3,354
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	1,945
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	4,130	3,917
Mizuho Financial Group (Cayman) Limited
4.20%, 07/18/22 (c)	4,080	4,102
Moody's Corporation
3.75%, 03/24/25	2,275	2,315
Morgan Stanley
4.88%, 11/01/22	1,115	1,135
0.56%, 11/10/23	3,035	3,001
0.53%, 01/25/24	1,815	1,786
0.73%, 04/05/24	2,500	2,449
2.63%, 02/18/26	2,170	2,129
Nationwide Building Society
3.62%, 04/26/23 (a)	2,665	2,694
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,935	2,922
0.80%, 08/12/24 (a)	1,695	1,599
3.48%, 03/22/25 (a)	2,390	2,382
Panasonic Corporation
2.54%, 07/19/22 (a)	1,760	1,761
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,146
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,435
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,710
2.63%, 05/12/25 (c)	1,500	1,466
S&P Global Inc.
2.45%, 03/01/27 (a)	4,405	4,286
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,660	1,551
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,076	1,079

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	976	981
3.55%, 04/15/24 (a)	860	855
Societe Generale
2.63%, 10/16/24 (a)	315	306
Standard Chartered PLC
3.95%, 01/11/23 (a)	3,470	3,499
1.32%, 10/14/23 (a)	1,380	1,367
3.89%, 03/15/24 (a)	370	373
0.99%, 01/12/25 (a)	1,040	994
1.21%, 03/23/25 (a)	200	191
1.82%, 11/23/25 (a)	1,085	1,031
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,556
Svenska Handelsbanken AB
0.55%, 06/11/24 (a)	1,815	1,726
1.42%, 06/11/27 (a)	1,755	1,621
Swedbank AB
1.30%, 06/02/23 (a)	2,290	2,259
0.60%, 09/25/23 (a)	2,620	2,541
Synchrony Financial
3.00%, 06/15/22	880	880
2.85%, 07/25/22	9,755	9,784
4.25%, 08/15/24	4,690	4,756
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,445
2.45%, 03/03/27	4,315	4,190
The Goldman Sachs Group, Inc.
0.63%, 11/17/23	2,250	2,223
0.67%, 03/08/24	1,225	1,201
0.66%, 09/10/24	1,995	1,931
0.93%, 10/21/24	1,285	1,246
1.76%, 01/24/25	1,720	1,677
3.50%, 04/01/25	2,495	2,512
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,300
Truist Financial Corporation
0.59%, (SOFR + 0.40%), 06/09/25 (d)	1,795	1,781
UBS Group AG
1.01%, 07/30/24 (a) (b)	3,505	3,407
1.49%, 08/10/27 (a) (b)	905	823
UniCredit S.p.A.
3.75%, 04/12/22 (a)	4,380	4,381
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (a)	1,345	1,351
Wells Fargo & Company
1.65%, 06/02/24	1,850	1,828
2.19%, 04/30/26	1,780	1,719
3.53%, 03/24/28	1,450	1,448
REMIC, 4.13%, 08/15/23	775	791
		278,628
Energy 6.0%
Aker BP ASA
3.00%, 01/15/25 (a)	1,880	1,853
APT Pipelines Limited
4.20%, 03/23/25 (a)	3,870	3,928
Canadian Natural Resources Limited
2.05%, 07/15/25	3,310	3,174
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,435	4,721
5.88%, 03/31/25	2,835	3,001
Devon Energy Corporation
8.25%, 08/01/23	1,180	1,252
Enbridge Inc.
0.52%, (SOFR + 0.40%), 02/17/23 (d)	955	954
4.00%, 10/01/23	4,065	4,126
2.50%, 01/15/25 - 02/14/25	4,070	3,989
Energy Transfer LP
4.25%, 03/15/23	4,050	4,094
4.20%, 09/15/23	575	583
5.88%, 01/15/24	4,795	4,983
4.90%, 02/01/24	1,885	1,929
2.90%, 05/15/25	480	471
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	4,007
EOG Resources, Inc.
2.63%, 03/15/23	594	596
Equinor ASA
2.88%, 04/06/25	3,880	3,883
Exxon Mobil Corporation
2.99%, 03/19/25	3,245	3,263
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,251
2.60%, 10/15/25 (a)	940	901
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	291
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,506
Plains All American Pipeline, L.P.
2.85%, 01/31/23	3,233	3,230
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23 - 03/01/25	6,470	6,658
5.75%, 05/15/24	225	235
Saudi Arabian Oil Company
2.75%, 04/16/22 (a)	4,280	4,281
Schlumberger Canada Limited
1.40%, 09/17/25	695	659
Schlumberger Holdings Corporation
3.75%, 05/01/24 (a)	3,725	3,793
4.00%, 12/21/25 (a)	760	775
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,175
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	226
4.25%, 04/01/24	140	142
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,503
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,666
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,005
4.30%, 03/04/24	635	649
		87,753
Consumer Discretionary 5.8%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	920	906
0.80%, 02/10/24 (a)	1,490	1,431
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,033
Brunswick Corporation
0.85%, 08/18/24	2,855	2,702
Daimler Finance North America LLC
1.75%, 03/10/23 (a)	3,440	3,423
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	2,365	2,260
Expedia Group, Inc.
3.60%, 12/15/23 (e)	2,550	2,567
General Motors Company
4.88%, 10/02/23	1,860	1,917
5.40%, 10/02/23	2,230	2,311
Genuine Parts Company
1.75%, 02/01/25	890	851
Hasbro, Inc.
3.00%, 11/19/24 (e)	4,130	4,113
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	1,365	1,331
Hyundai Capital America
3.00%, 06/20/22 (a) (f)	2,480	2,482
2.85%, 11/01/22 (a) (f)	1,039	1,043
1.15%, 11/10/22 (a)	1,460	1,450
2.38%, 02/10/23 (a)	4,275	4,259
0.80%, 01/08/24 (a)	1,810	1,732
0.88%, 06/14/24 (a)	1,685	1,594
1.00%, 09/17/24 (a)	1,065	1,002
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	797

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	685
Magallanes, Inc.
3.76%, 03/15/27 (a)	6,090	6,081
Marriott International, Inc.
3.13%, 02/15/23 (f)	800	805
3.60%, 04/15/24	4,495	4,538
McDonald's Corporation
3.30%, 07/01/25	650	657
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (a)	655	654
2.60%, 09/28/22 (a)	3,805	3,787
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,245	3,241
Nordstrom, Inc.
2.30%, 04/08/24	390	381
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,390
QVC, Inc.
4.38%, 03/15/23	8,655	8,698
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,054
0.88%, 04/15/26	1,360	1,243
SES
3.60%, 04/04/23 (a)	1,940	1,962
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,486
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	760	762
0.75%, 11/23/22 (a)	1,720	1,706
3.13%, 05/12/23 (a)	705	708
0.88%, 11/22/23 (a)	1,655	1,600
		84,642
Utilities 4.0%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,159
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (c) (f)	2,000	2,042
Edison International
3.13%, 11/15/22	1,330	1,332
2.95%, 03/15/23	1,400	1,397
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,260
1.38%, 07/12/26 (a)	2,750	2,528
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	2,300	2,301
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a) (f)	3,519	3,281
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	2,770	2,600
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,414
Pacific Gas And Electric Company
1.75%, 06/16/22	14,360	14,345
1.27%, (SOFR + 1.15%), 11/14/22 (d)	405	404
3.50%, 06/15/25 (f)	2,405	2,370
Sempra Energy
3.30%, 04/01/25	1,505	1,505
Southern California Gas Company
2.95%, 04/15/27	1,625	1,603
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	3,139
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,611
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,528
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	9,230	9,148
		58,967
Health Care 3.6%
AbbVie Inc.
3.25%, 10/01/22	425	426
3.20%, 11/06/22 - 05/14/26	835	839
2.95%, 11/21/26	4,415	4,380
Aetna Inc.
2.80%, 06/15/23	1,245	1,249
AmerisourceBergen Corporation
0.74%, 03/15/23	4,790	4,718
Baxalta Incorporated
3.60%, 06/23/22	680	681
Becton, Dickinson and Company
3.36%, 06/06/24	1,763	1,780
3.73%, 12/15/24	399	405
Cardinal Health, Inc.
3.20%, 03/15/23	1,770	1,783
3.08%, 06/15/24	1,445	1,446
3.50%, 11/15/24	2,425	2,444
Cigna Corporation
0.61%, 03/15/24	875	839
Cigna Holding Company
3.75%, 07/15/23	823	835
CommonSpirit Health
1.55%, 10/01/25	1,670	1,567
CVS Health Corporation
2.63%, 08/15/24	785	782
2.88%, 06/01/26	1,055	1,046
3.00%, 08/15/26	890	884
HCA Inc.
3.13%, 03/15/27 (a)	2,280	2,228
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,407
Humana Inc.
3.15%, 12/01/22	805	806
2.90%, 12/15/22	430	430
0.65%, 08/03/23	1,345	1,312
3.85%, 10/01/24	1,535	1,562
4.50%, 04/01/25	2,190	2,264
1.35%, 02/03/27	675	613
PeaceHealth
1.38%, 11/15/25	470	443
PerkinElmer, Inc.
0.55%, 09/15/23	1,625	1,579
0.85%, 09/15/24	3,095	2,939
Perrigo Finance Unlimited Company
3.90%, 12/15/24	7,165	7,192
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,840
		52,719
Information Technology 3.5%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,649
Analog Devices, Inc.
2.95%, 04/01/25	620	622
Avnet, Inc.
4.88%, 12/01/22	820	834
CDW LLC
5.50%, 12/01/24	765	793
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	2,948
0.60%, 03/01/24	1,440	1,378
Fiserv, Inc.
3.80%, 10/01/23 (e)	920	935
2.75%, 07/01/24	4,255	4,231
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,588
HCL America Inc.
1.38%, 03/10/26 (a)	4,600	4,223
Marvell Technology, Inc.
4.20%, 06/22/23	2,410	2,449
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,199
0.97%, 02/15/24	3,180	3,051
0.98%, 09/01/24 (a)	2,465	2,329
NXP B.V.
4.63%, 06/01/23 (a)	7,195	7,312
4.88%, 03/01/24 (a)	1,630	1,677
2.70%, 05/01/25 (a)	785	763
3.88%, 06/18/26 (a)	950	954

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Oracle Corporation
2.50%, 04/01/25	5,485	5,353
Qorvo, Inc.
1.75%, 12/15/24 (a)	1,120	1,069
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	758
The Western Union Company
2.85%, 01/10/25 (e)	2,469	2,440
VMware, Inc.
0.60%, 08/15/23	1,620	1,574
Workday, Inc.
3.50%, 04/01/27	975	976
		52,105
Communication Services 3.3%
Charter Communications Operating, LLC
4.46%, 07/23/22	9,265	9,299
4.91%, 07/23/25	6,075	6,293
Cox Communications, Inc.
3.15%, 08/15/24 (a)	1,374	1,376
NBN Co Limited
1.45%, 05/05/26 (a)	4,440	4,107
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	4,115
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,392
Rogers Communications Inc.
3.20%, 03/15/27 (a)	2,725	2,683
Sky Limited
3.75%, 09/16/24 (a)	5,375	5,464
The Walt Disney Company
1.75%, 01/13/26	1,570	1,504
T-Mobile US, Inc.
3.50%, 04/15/25	2,330	2,344
Verizon Communications Inc.
3.38%, 02/15/25	1,005	1,018
0.85%, 11/20/25	2,560	2,370
1.45%, 03/20/26	3,000	2,820
2.63%, 08/15/26	3,330	3,260
		48,045
Industrials 1.9%
Air Lease Corporation
2.25%, 01/15/23	1,680	1,678
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,945	2,829
1.75%, 12/02/26	1,290	1,218
Carrier Global Corporation
2.24%, 02/15/25	483	469
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,118
Equifax Inc.
3.95%, 06/15/23	440	446
GATX Corporation
3.90%, 03/30/23	750	756
Kansas City Southern
3.00%, 05/15/23	2,280	2,282
NTT Finance Corporation
0.58%, 03/01/24 (a)	1,245	1,192
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	1,959
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,985	2,001
4.50%, 03/15/23 (a)	1,810	1,822
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,956
Roper Technologies, Inc.
3.13%, 11/15/22	3,505	3,508
3.65%, 09/15/23	700	710
2.35%, 09/15/24	825	813
1.00%, 09/15/25	685	636
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,157
		28,550
Consumer Staples 1.8%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	1,976
4.45%, 03/16/28	3,955	3,964
Bunge Limited Finance Corp.
3.00%, 09/25/22 (e)	6,995	6,997
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	5,080	4,854
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,273
HPHT Finance (17) Limited
2.75%, 09/11/22 (c)	4,295	4,295
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,183
Mondelez International, Inc.
2.63%, 03/17/27	1,625	1,586
		26,128
Real Estate 1.0%
American Tower Corporation
2.40%, 03/15/25	1,425	1,389
Crown Castle International Corp.
3.15%, 07/15/23	1,295	1,303
1.05%, 07/15/26	2,800	2,535
2.90%, 03/15/27	1,910	1,847
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,320
Kilroy Realty, L.P.
4.38%, 10/01/25	1,505	1,543
Public Storage, Inc.
0.57%, (SOFR + 0.47%), 04/23/24 (d)	1,235	1,235
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	1,013
3.38%, 10/01/24	1,980	1,991
		14,176
Materials 0.9%
ArcelorMittal
3.60%, 07/16/24	920	934
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,572
Ecolab Inc.
1.65%, 02/01/27	880	828
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,408
LYB International Finance III, LLC
1.25%, 10/01/25	1,717	1,590
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	991
Nucor Corporation
2.00%, 06/01/25	695	673
POSCO
2.38%, 01/17/23 (a)	3,435	3,426
Westlake Corporation
0.88%, 08/15/24	425	407
		13,829
Total Corporate Bonds And Notes (cost $763,443)		745,542
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.5%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 1.19%, (1 Month USD LIBOR + 0.88%), 09/15/34 (d) (g)	1,665	1,657
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,321	1,235
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,544
Series 2017-B-7, 2.54%, 10/17/22	980	984
AmeriCredit Automobile Receivables Trust
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,331
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,270
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,182
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,860
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,342
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,436
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (d)	284	283
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	1,238	1,218
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,894	1,827
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d)	202	202
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (d)	1,420	1,399
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	498	488
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (d)	1,194	1,132
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	4,524	4,540
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 1.47%, (1 Month USD LIBOR + 1.07%), 08/15/34 (d)	2,640	2,608
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 1.75%, (1 Month USD LIBOR + 1.35%), 11/17/36 (d)	1,860	1,843
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.45%, (1 Month USD LIBOR + 1.05%), 09/15/32 (d)	1,190	1,172
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,406
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,139
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,141
Series 2018-C-2A, 4.95%, 03/20/24	800	810
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,680
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,227
Series 2020-A-1A, 2.33%, 08/20/25	990	962
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 1.25%, (1 Month USD LIBOR + 0.85%), 09/15/34 (d)	2,400	2,370
Barclays Mortgage Loan Trust 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 1.75%, 09/25/51	2,824	2,706
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (d)	1,400	1,362
Bayview MSR Opportunity Master Fund Trust
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	2,206	2,113
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (d)	1,220	1,210
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (d)	443	440
Beneria Cowen & Pritzer Collateral Funding Corp
Series 2021-A-330N, REMIC, 1.20%, (1 Month USD LIBOR + 0.80%), 06/15/23 (d)	1,250	1,224
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-C-BIG, 2.39%, (1 Month Term SOFR + 2.34%), 02/16/27 (d)	870	864
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	910	868
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	933	890
Blackbird Capital Aircraft Lease Securitization Lt
Series 2016-AA-1A, 2.49%, 12/15/24 (g)	1,195	1,118
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 1.55%, (1 Month USD LIBOR + 1.15%), 09/15/23 (d)	1,855	1,798
Bravo Residential Funding Trust
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	1,804	1,747
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	469	464
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 1.55%, (SOFR 30-Day Average + 1.50%), 02/17/37 (d)	3,250	3,236
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 2.30%, (1 Month USD LIBOR + 1.90%), 08/15/23 (d)	820	795
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.48%, (1 Month USD LIBOR + 1.08%), 10/15/36 (d)	1,402	1,390
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 1.80%, (1 Month USD LIBOR + 1.40%), 06/15/23 (d)	1,670	1,627
BX Trust
Series 2018-A-GW, REMIC, 1.20%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (g)	4,875	4,813
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,561
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,792
Series 2020-C-1, 2.34%, 11/17/25	785	780
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,273
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	470	465
Cedar Funding Ltd
Series 2021-A-14A, 1.34%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	3,070	3,045
Cedar Funding VII CLO, Ltd
Series 2018-B-7A, 1.65%, (3 Month USD LIBOR + 1.40%), 01/21/31 (d)	1,000	984
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 2.05%, (1 Month USD LIBOR + 1.65%), 11/17/36 (d)	3,115	3,064
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.31%, (3 Month USD LIBOR + 1.05%), 04/24/30 (d)	1,660	1,652
Series 2021-A-4A, 1.29%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	905	901
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,460	1,399
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.52%, 05/12/23 (d)	1,980	1,967
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,611	1,551
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	971
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,140
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 1.70%, (1 Month USD LIBOR + 1.30%), 11/17/25 (d)	4,310	4,248
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	213	212
COLT 2021-3 Mortgage Loan Trust
Series 2021-A3-3, REMIC, 1.42%, 09/27/66	927	832
COLT 2022-3 Mortgage Loan Trust
Series 2022-A1-3, REMIC, 3.90%, 02/25/67 (d)	2,265	2,254
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	1,394	1,290
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.64%, 01/12/24 (d)	1,930	1,956
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,860
COMM Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	2,076
Series 2014-D-CR19, REMIC, 4.70%, 08/12/24 (d)	760	714
Series 2020-D-CBM, REMIC, 3.63%, 02/12/25	980	933
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.83%, (1 Month USD LIBOR + 1.43%), 05/15/36 (d)	2,680	2,652

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2019-D-ICE4, REMIC, 2.00%, (1 Month USD LIBOR + 1.60%), 05/15/36 (d)	1,965	1,943
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	901	854
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	1,970	1,870
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (d)	209	208
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	395	384
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (d)	652	614
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	718	676
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,367	1,369
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 1.34%, (3 Month USD LIBOR + 1.10%), 07/17/34 (d)	2,660	2,642
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 1.65%, (SOFR 30-Day Average + 1.55%), 04/25/34 (d)	1,080	1,071
Elara HGV Timeshare Issuer LLC
Series 2019-A-A, 2.61%, 01/25/34	889	866
Series 2017-A-A, REMIC, 2.69%, 03/25/30	260	260
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	352	350
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	422	403
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (d)	369	352
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (d)	838	786
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	809	758
Series 2021-A1-3, REMIC, 1.24%, 09/25/66	1,072	980
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	761	684
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	516	509
Enterprise Fleet Financing, LLC
Series 2019-A2-1, 2.98%, 10/20/24	50	50
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	540	540
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,137
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	1,305	1,238
Exeter Automobile Receivables Trust 2022-1
Series 2022-D-1A, 3.02%, 06/15/25	2,895	2,827
Extended Stay America Trust 2021-ESH
Series 2021-C-ESH, REMIC, 2.10%, (1 Month USD LIBOR + 1.70%), 07/17/23 (d)	1,963	1,935
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	362	362
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 1.04%, (1 Month USD LIBOR + 0.85%), 08/25/41 (d)	506	504
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,421
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,327
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,895
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 1.55%, (SOFR 30-Day Average + 1.50%), 10/25/41 (d)	1,320	1,260
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	1,189	1,175
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	156	156
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	215	214
Galton Funding Mortgage Trust 2019-1
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	315	317
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	787
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (d)	53	52
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (d)	1,170	1,079
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 1.20%, (1 Month USD LIBOR + 0.80%), 02/15/23 (d)	1,535	1,510
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	476	474
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	970
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	799
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.43%, (1 Month USD LIBOR + 1.03%), 12/15/36 (d) (g)	3,959	3,907
Series 2019-C-WOLF, REMIC, 2.03%, (1 Month USD LIBOR + 1.63%), 12/15/36 (d) (g)	1,190	1,166
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 2.00%, (1 Month USD LIBOR + 1.60%), 06/15/23 (d)	1,720	1,690
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 1.63%, 07/25/44 (d)	31	31
GS Mortgage-Backed Securities Trust 2021-HP1
Series 2021-A6-HP1, REMIC, 2.50%, 01/25/52 (d)	1,280	1,228
GS Mortgage-Backed Securities Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.02%, 04/25/25 (d)	874	835
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (d)	3,335	3,190
GS Mortgage-Backed Securities Trust 2022-GR1
Series 2022-A5-GR1, REMIC, 2.50%, 06/25/52	4,099	3,929
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	627	632
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	311	310
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,096	1,070
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	637	632
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (d)	2,250	2,207
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (d)	2,227	2,133
Hyundai Auto Receivables Trust
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,673
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	1,332	1,233
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 1.29%, (1 Month USD LIBOR + 0.83%), 03/25/43 (d)	247	247
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	405	398
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 2.00%, (1 Month USD LIBOR + 1.60%), 09/15/22 (d) (g)	1,195	1,171
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	554	536
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,466
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-B-609M, REMIC, 1.96%, 10/17/22 (d)	2,420	2,353
Series 2020-C-609M, REMIC, 2.36%, 10/17/22 (d)	1,955	1,877
KKR CLO 29 Ltd.
Series A-29A, 1.44%, (3 Month USD LIBOR + 1.20%), 01/15/32 (d)	2,750	2,726

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 1.40%, (1 Month USD LIBOR + 1.00%), 12/15/25 (d)	765	748
Series 2021-D-KDIP, REMIC, 1.65%, (1 Month USD LIBOR + 1.25%), 12/15/25 (d)	551	537
KNDR Trust
Series 2021-C-KIND, REMIC, 2.15%, (1 Month USD LIBOR + 1.75%), 08/15/26 (d)	2,425	2,392
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,133	1,132
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,408
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 1.24%, (3 Month USD LIBOR + 0.97%), 07/28/31 (d)	3,125	3,103
Series 2017-BR-23A, 1.82%, (3 Month USD LIBOR + 1.55%), 07/28/31 (d)	2,005	1,998
Madison Park Funding XXXIII Ltd
Series 2019-AR-33A, 1.60%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,136
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 1.24%, (3 Month USD LIBOR + 0.99%), 04/20/32 (d)	1,715	1,703
Magnetite XVI, Limited
Series 2015-AR-16A, 1.04%, (3 Month USD LIBOR + 0.80%), 01/18/28 (d)	4,700	4,686
Magnetite XXV, Limited
Series 2020-A-25A, 1.46%, (3 Month USD LIBOR + 1.20%), 01/26/32 (d)	2,020	2,010
Mello Mortgage Capital Acceptance 2021-INV3
Series 2021-A4-INV3, REMIC, 2.50%, 09/25/51 (d)	1,849	1,771
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	542	536
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-A-FL7, 1.55%, (1 Month USD LIBOR + 1.08%), 10/20/36 (d)	1,910	1,880
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	960	916
Mill City Mortgage Loan Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (d)	342	342
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	715
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (d)	255	256
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (d)	955	957
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.18%, 11/13/24 (d)	2,330	2,171
Series 2019-D-NUGS, REMIC, 3.30%, (1 Month USD LIBOR + 1.80%), 12/15/36 (d)	1,395	1,392
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,678
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	474	465
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	747	728
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	119	118
Series 2017-B-1A, 2.75%, 12/20/34	40	40
Series 2017-C-1A, 2.99%, 12/20/34	110	109
Series 2020-B-1A, 2.73%, 10/20/37	1,328	1,310
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	1,540	1,450
Navient Private Education Refi Loan Trust
Series 2019-A-GA, 2.40%, 05/15/28	1,865	1,851
Series 2019-A2A-EA, 2.64%, 09/15/28	1,730	1,717
Series 2020-A2A-CA, 2.15%, 03/15/29	5,155	4,964
Series 2020-A2A-A, 2.46%, 11/15/68	1,427	1,373
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	1,222	1,226
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	1,007	979
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	657	635
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	699	677
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	1,912	1,809
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	3,855	3,736
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.41%, (1 Month USD LIBOR + 0.95%), 07/25/22 (d)	1,610	1,611
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	2,258	2,150
Nelnet, Inc.
Series 2005-A4-4, 1.11%, (3 Month USD LIBOR + 0.18%), 03/22/32 (d)	1,329	1,285
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 1.24%, (3 Month USD LIBOR + 0.99%), 01/20/32 (d)	4,375	4,349
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 1.30%, (3 Month USD LIBOR + 1.06%), 04/18/33 (d)	1,245	1,239
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (d)	857	850
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	761	749
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	3,845	3,683
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (d)	1,374	1,316
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,366	1,360
NLT 2021-INV2 Trust
Series 2021-A1-INV2, REMIC, 1.16%, 08/25/56 (d)	4,244	3,961
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (d)	1,089	1,012
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 02/25/27 (d)	462	461
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	1,099	1,080
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	270	265
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	1,176	1,160
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (d)	2,522	2,414
OBX Trust
Series 2019-2A2-EXP2, REMIC, 1.66%, (1 Month USD LIBOR + 1.20%), 07/25/24 (d)	677	678
Series 2019-2A1-EXP3, REMIC, 1.36%, (1 Month USD LIBOR + 0.90%), 09/25/59 (d)	620	620
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	767	764
Series 2020-2A2-EXP1, REMIC, 1.41%, (1 Month USD LIBOR + 0.95%), 01/26/60 (d)	515	514
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,959	1,882
OCP CLO 2017-13 Ltd
Series 2017-A2R-13A, 1.79%, (3 Month USD LIBOR + 1.55%), 07/15/30 (d)	3,160	3,126
OCP CLO Ltd
Series 2014-A1RR-7A, 1.37%, (3 Month USD LIBOR + 1.12%), 07/20/29 (d)	6,010	5,992
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	1,451	1,411

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 1.35%, (1 Month USD LIBOR + 0.95%), 03/15/23 (d)	3,445	3,321
Series 2021-C-PARK, REMIC, 1.50%, (1 Month USD LIBOR + 1.10%), 03/15/23 (d)	1,840	1,770
Onslow Bay Financial LLC
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (d)	1,887	1,802
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 1.59%, (3 Month USD LIBOR + 1.08%), 11/17/31 (d)	4,940	4,919
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,414	1,416
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 03/25/51 (d)	3,559	3,426
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (d)	2,732	2,613
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	551	541
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	890	878
Santander Drive Auto Receivables Trust
Series 2019-D-2, 3.22%, 07/15/25	545	547
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,165	2,162
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,853
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,301
Santander Drive Auto Receivables Trust 2022-1
Series 2022-C-1, 2.56%, 04/17/28	3,490	3,418
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,017
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,702
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,529
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,329
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	740	740
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,201
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,544
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,445
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (a)	3,740	3,740
Series 2019-1C-1, 2.84%, 01/15/25	2,020	1,983
Series 2020-2C-1, 1.88%, 01/15/26	730	693
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,147
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	53	53
Sequoia Mortgage Trust
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (d)	71	71
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (d)	46	46
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	164	165
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	328	330
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (d)	913	905
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, 1.38%, 05/25/65	1,251	1,221
SG Residential Mortgage Trust 2022-1
Series 2022-A1-1, REMIC, 3.17%, 03/25/62 (d)	2,455	2,417
Shelter Growth CRE Issuer Ltd
Series 2021-A-FL3, 1.48%, (1 Month USD LIBOR + 1.08%), 09/15/36 (d)	1,258	1,245
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	538	534
Sierra Timeshare Receivables Funding LLC
Series 2019-A-1A, 3.20%, 01/20/36	341	342
Series 2019-A-2A, 2.59%, 05/20/36	1,102	1,097
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 1.55%, (1 Month USD LIBOR + 1.15%), 06/16/31 (d) (g)	1,617	1,605
Series 2018-D-FUN, REMIC, 2.50%, (1 Month USD LIBOR + 2.10%), 06/16/31 (d) (g)	1,792	1,756
SMB Private Education Loan Trust
Series 2018-A2B-B, 1.12%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (d)	2,934	2,924
Series 2014-A3-A, 1.90%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (d)	2,519	2,534
Series 2016-A2B-C, 1.50%, (1 Month USD LIBOR + 1.10%), 09/15/34 (d)	1,393	1,400
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	4,779	4,586
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	696	664
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	3,538	3,362
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (d)	33	32
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	777	770
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	865	861
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	1,049	1,003
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/51 (d)	3,338	3,167
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 1.26%, (3 Month USD LIBOR + 1.02%), 01/15/34 (d)	2,730	2,716
Symphony CLO XXVI Ltd.
Series 2021-AR-26A, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/33 (d)	1,290	1,286
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 1.60%, (3 Month USD LIBOR + 1.45%), 10/25/29 (d)	3,330	3,291
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d)	266	266
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	427	427
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (d)	1,932	1,907
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	287	286
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (d)	99	99
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (d)	26	26
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (d)	1,902	1,894
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (d)	1,481	1,480
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	758	755
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	690	644
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	706	637
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	698	669
Verus Securitization Trust
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (g)	907	901
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (g)	1,205	1,197
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	1,834	1,828
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	993	978
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	156	154
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	934	927
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	511	492
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	797	759

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	476	453
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	665	631
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	1,127	1,037
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (d)	3,922	3,654
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,151	1,109
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	4,001	3,897
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	361	354
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (d)	161	160
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	912	911
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	2,926	2,799
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (d)	214	210
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,637
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	892
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,250
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,199
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,364
ZH Trust 2021-1
Series 2021-A-1, REMIC, 2.25%, 09/19/23	1,430	1,408
Total Non-U.S. Government Agency Asset-Backed Securities (cost $445,790)		434,226
GOVERNMENT AND AGENCY OBLIGATIONS 19.6%
U.S. Treasury Note 13.6%
Treasury, United States Department of
0.13%, 04/30/23 (h)	1,310	1,286
0.13%, 07/31/23 - 08/31/23	85,025	82,720
0.13%, 08/15/23	16,475	16,043
0.25%, 09/30/23	12,500	12,154
0.38%, 10/31/23	8,550	8,312
0.50%, 11/30/23	15,250	14,823
0.75%, 12/31/23	8,360	8,143
0.88%, 01/31/24	5,775	5,628
1.50%, 02/29/24 (f)	15,935	15,703
1.75%, 03/15/25	35,905	35,142
		199,954
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	443	472
2.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 - 06/01/35 (d)	105	110
2.23%, (1 Year Treasury + 2.17%), 09/01/33 (d)	12	13
6.00%, 09/01/34 - 11/01/37	391	431
2.21%, (1 Year Treasury + 2.11%), 10/01/34 (d)	9	10
2.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	7	8
2.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	7	7
2.37%, (1 Year Treasury + 2.25%), 11/01/34 (d)	16	17
3.00%, 11/01/34	251	254
1.94%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	5	5
2.00%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	1	1
2.04%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	5	5
2.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	9	9
2.05%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
2.23%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	9	9
2.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	11	11
2.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	11	12
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	193	202
1.94%, (1 Year USD LIBOR + 1.69%), 10/01/35 (d)	25	27
1.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	42	44
2.05%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	50	52
7.50%, 06/01/38	254	282
7.00%, 03/01/39	263	295
4.50%, 03/01/49	332	345
4.00%, 12/01/49	602	618
2.50%, 01/01/52	2,961	2,832
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 07/01/41	2,232	2,370
5.50%, 01/01/24 - 12/01/39	3,541	3,835
4.50%, 08/01/24 - 12/01/48	4,807	5,030
3.50%, 11/01/26 - 01/01/46	767	781
3.00%, 09/01/28 - 02/01/35	2,528	2,556
6.50%, 07/01/32 - 12/01/32	196	216
2.06%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
1.61%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	5	5
2.31%, (1 Year Treasury + 2.18%), 06/01/33 (d)	58	60
2.30%, (1 Year Treasury + 2.18%), 07/01/33 (d)	4	4
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (d)	68	71
6.00%, 03/01/34 - 02/01/49	2,815	3,101
2.40%, (1 Year Treasury + 2.31%), 04/01/34 (d)	1	1
1.82%, (1 Year USD LIBOR + 1.58%), 10/01/34 (d)	3	3
1.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	2	2
1.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	15	15
2.42%, (1 Year Treasury + 2.36%), 11/01/34 (d)	75	79
1.94%, (1 Year USD LIBOR + 1.69%), 12/01/34 (d)	8	8
1.88%, (1 Year USD LIBOR + 1.51%), 01/01/35 (d)	13	14
1.89%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
1.94%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	9	9
1.95%, (1 Year USD LIBOR + 1.60%), 01/01/35 (d)	10	10
1.96%, (1 Year USD LIBOR + 1.64%), 02/01/35 (d)	6	7
2.33%, (1 Year Treasury + 2.20%), 02/01/35 (d)	14	14
1.76%, (1 Year USD LIBOR + 1.36%), 03/01/35 (d)	7	7
1.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	62	64
2.22%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	17	17
2.23%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	77	79
1.69%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	67	69
1.77%, (1 Year USD LIBOR + 1.41%), 05/01/35 (d)	26	27
1.93%, (1 Year USD LIBOR + 1.60%), 05/01/35 (d)	11	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
1.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	49	51
2.42%, (1 Year Treasury + 2.30%), 06/01/35 (d)	77	81
2.18%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	35	37
1.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	109	112
1.87%, (1 Year USD LIBOR + 1.61%), 08/01/35 (d)	63	66
1.73%, (1 Year USD LIBOR + 1.48%), 11/01/35 (d)	43	44
1.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	49	51
2.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	69	72
2.02%, (1 Year USD LIBOR + 1.64%), 03/01/36 (d)	65	67
2.11%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	34	35
4.00%, 08/01/43 - 12/01/49	1,166	1,206
2.00%, 10/01/50 (i)	679	633
2.50%, 01/01/52 (i)	2,920	2,789
3.50%, 01/01/52 (i)	1,595	1,600
TBA, 3.00%, 04/15/52 (i)	3,185	3,116
TBA, 4.00%, 04/15/52 (i)	330	337
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,304	1,377
6.00%, 07/15/36	507	552
4.50%, 09/20/40	265	278
3.50%, 03/20/43 - 04/20/43	1,250	1,282
5.50%, 09/15/45 - 12/20/48	1,479	1,589
4.00%, 09/20/45 - 10/20/50	1,497	1,537
3.00%, 09/20/47 - 09/20/49	2,131	2,125
TBA, 3.50%, 04/15/52 (i)	5,711	5,745
		49,325
Collateralized Mortgage Obligations 2.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 1.10%, (SOFR 30-Day Average + 1.00%), 12/26/41 (d)	3,029	3,002
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2M1-R02, REMIC, 1.30%, (SOFR 30-Day Average + 1.20%), 01/27/42 (d)	3,726	3,691
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 4.01%, (1 Month USD LIBOR + 3.55%), 01/25/27 (d)	1,557	1,589
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.46%, (1 Month USD LIBOR + 4.00%), 08/26/24 (d)	314	319
Series 2021-M1-HQA4, REMIC, 1.05%, (SOFR 30-Day Average + 0.95%), 12/25/25 (d)	2,020	1,970
Series 2018-M2AS-DNA2, REMIC, 1.41%, (1 Month USD LIBOR + 0.95%), 12/26/30 (d)	1,991	1,979
Series 2021-M1-HQA1, REMIC, 0.80%, (SOFR 30-Day Average + 0.70%), 08/25/33 (d)	1,201	1,198
Series 2021-M1-DNA2, REMIC, 0.90%, (SOFR 30-Day Average + 0.80%), 08/25/33 (d)	878	874
Series PA-3713, REMIC, 2.00%, 02/15/40	736	749
Series 2021-M1-HQA3, REMIC, 0.95%, (SOFR 30-Day Average + 0.85%), 09/25/41 (d)	1,935	1,886
Series 2021-M2-DNA7, REMIC, 1.85%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	851
Series 2022-M1A-HQA1, REMIC, 2.15%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	2,460	2,466
Series 2017-M1-SC02, REMIC, 3.84%, 05/25/47 (d)	165	165
Series 2018-M2AS-DNA3, REMIC, 1.36%, (1 Month USD LIBOR + 0.90%), 09/25/48 (d)	2,914	2,895
Series 2020-M1-DNA6, REMIC, 1.00%, (SOFR 30-Day Average + 0.90%), 12/27/50 (d)	80	80
Series 2021-M1-DNA1, REMIC, 0.75%, (SOFR 30-Day Average + 0.65%), 01/25/51 (d)	72	72
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.81%, (1 Month USD LIBOR + 1.35%), 09/25/29 (d)	85	84
Series 2017-2ED2-C04, REMIC, 1.56%, (1 Month USD LIBOR + 1.10%), 11/26/29 (d)	948	938
Series 2017-1ED3-C05, REMIC, 1.66%, (1 Month USD LIBOR + 1.20%), 01/25/30 (d)	734	733
Series 2018-1ED2-C01, REMIC, 1.31%, (1 Month USD LIBOR + 0.85%), 07/25/30 (d)	1,250	1,242
Series 2022-1M1-R03, REMIC, 2.20%, (SOFR 30-Day Average + 2.10%), 03/25/42 (d)	2,240	2,243
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,753	1,776
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 1.71%, (1 Month USD LIBOR + 1.25%), 02/25/47 (d)	585	585
Series 2018-M1-HQA2, REMIC, 1.21%, (1 Month USD LIBOR + 0.75%), 10/26/48 (d)	207	207
Series 2019-M2-HRP1, REMIC, 1.86%, (1 Month USD LIBOR + 1.40%), 02/25/49 (d)	1,297	1,290
		32,884
Municipal 0.4%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,722
Illinois, State of
2.25%, 10/01/22	4,095	4,102
Long Island Power Authority
0.76%, 03/01/23	725	717
		6,541
Total Government And Agency Obligations (cost $293,957)		288,704
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.23% (j) (k)	25,173	25,173
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (j) (k)	8,914	8,914
T. Rowe Price Government Reserve Fund, 0.29% (j) (k)	6,586	6,586
		15,500
Total Short Term Investments (cost $40,673)		40,673
Total Investments 102.6% (cost $1,543,863)		1,509,145
Other Derivative Instruments 0.0%		100
Other Assets and Liabilities, Net (2.6)%		(37,721)
Total Net Assets 100.0%		1,471,524

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $282,838 and 19.2% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(f) All or a portion of the security was on loan as of March 31, 2022.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $14,393.

(j) Investment in affiliate.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,633	3,630	0.3
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,047	2,042	0.1
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	4,314	4,295	0.3
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,597	3,408	0.2
Mizuho Financial Group (Cayman) Limited, 4.20%, 07/18/22	04/08/21	4,122	4,102	0.3
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,336	4,115	0.3
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,815	2,710	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,556	1,466	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,373	3,139	0.2
		29,793	28,907	2.0

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	39	June 2022	5,409	10	(126)
United States 2 Year Note	1,017	July 2022	218,556	167	(3,031)
				177	(3,157)
Short Contracts
United States 10 Year Note	(1)	June 2022	(127)	—	4
United States 5 Year Note	(544)	July 2022	(63,767)	(77)	1,377
				(77)	1,381

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	745,542	—	745,542
Non-U.S. Government Agency Asset-Backed Securities	—	434,226	—	434,226
Government And Agency Obligations	—	288,704	—	288,704
Short Term Investments	40,673	—	—	40,673
	40,673	1,468,472	—	1,509,145
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,381	—	—	1,381
	1,381	—	—	1,381
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,157)	—	—	(3,157)
	(3,157)	—	—	(3,157)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 87.4%
Communication Services 15.8%
Audacy, Inc.
6.75%, 03/31/29 (a)	7,585	7,083
Avaya, Inc.
6.13%, 09/15/28 (a)	2,935	2,890
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	5,881
DISH DBS Corporation
7.38%, 07/01/28	9,130	8,663
DKT Finance ApS
9.38%, 06/17/23 (a)	5,462	5,459
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	3,379
6.00%, 01/15/30 (a) (b)	2,925	2,710
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	697
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	5,617
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,727	2,799
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	7,480	6,545
Millennium Escrow Corporation
6.63%, 08/01/26 (a)	4,005	3,794
News Corporation
5.13%, 02/15/32 (a)	2,035	2,046
Northwest Fiber, LLC
4.75%, 04/30/27 (a)	6,980	6,618
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	5,290	4,920
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	7,345	6,952
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	7,315	6,526
Telesat Canada
6.50%, 10/15/27 (a)	7,568	3,712
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	8,875	9,102
Urban One, Inc.
7.38%, 02/01/28 (a)	8,365	8,394
		103,787
Energy 15.1%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,635	3,815
5.88%, 06/30/29 (a)	7,290	7,208
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	6,845	7,061
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	4,440	4,571
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	6,520	6,720
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	9,285	9,678
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	6,740	6,876
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	6,795	6,677
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,290
6.38%, 09/01/28	3,123	3,517
6.63%, 09/01/30	1,675	1,922
6.13%, 01/01/31 (b)	2,285	2,571
6.45%, 09/15/36	1,555	1,827
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	8,490	8,577
SM Energy Company
5.63%, 06/01/25	2,880	2,882
6.63%, 01/15/27	505	518
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	8,265	8,020
Transocean Pontus Limited
6.13%, 08/01/25 (a)	3,164	3,144
Transocean Proteus Limited
6.25%, 12/01/24 (a)	3,380	3,354
Weatherford International Ltd.
6.50%, 09/15/28 (a)	6,445	6,642
		98,870
Consumer Discretionary 14.0%
Adtalem Global Education Inc.
5.50%, 03/01/28 (a)	5,930	5,735
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (a)	8,082	8,493
Carnival Corporation
5.75%, 03/01/27 (a)	10,500	10,008
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	7,155	6,247
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	7,165	6,376
L Brands, Inc.
5.25%, 02/01/28	1,570	1,578
Life Time, Inc.
5.75%, 01/15/26 (a)	3,670	3,666
LSF9 Atlantis
7.75%, 02/15/26 (a)	10,150	9,757
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	5,921
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,985	6,216
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	6,595	6,787
Studio City Company Limited
7.00%, 02/15/27 (a)	1,350	1,289
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	5,646
Wheel Pros, Inc.
6.50%, 05/15/29 (a) (b)	7,065	6,189
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	7,845	7,731
		91,639
Financials 9.4%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,940	4,238
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (a)	4,040	3,884
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	7,270	6,781
EG Global Finance PLC
6.75%, 02/07/25 (a)	7,250	7,205
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	7,015	6,746
Ford Motor Credit Company LLC
5.11%, 05/03/29	3,340	3,366
4.00%, 11/13/30	2,505	2,357
HUB International Limited
5.63%, 12/01/29 (a)	8,470	8,256
Ryan Specialty Group, LLC
4.38%, 02/01/30 (a)	3,271	3,103
USA Compression Finance Corp.
6.88%, 09/01/27	6,960	6,997
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	9,228	8,684
		61,617
Industrials 8.9%
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	7,104	6,490
Bombardier Inc.
7.88%, 04/15/27 (a)	4,560	4,466
Deluxe Corporation
8.00%, 06/01/29 (a)	7,905	8,038
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	6,575	6,947
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	6,440	6,320

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	4,015	3,692
Pike Corporation
5.50%, 09/01/28 (a)	7,455	7,015
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,645	3,387
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (b)	6,995	6,574
Tutor Perini Corporation
6.88%, 05/01/25 (a)	5,435	5,082
		58,011
Materials 7.3%
CVR Partners, LP
6.13%, 06/15/28 (a)	7,595	7,624
ERO Copper Corp.
6.50%, 02/15/30 (a)	8,860	8,642
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	6,025
IAMGOLD Corporation
5.75%, 10/15/28 (a) (b)	4,885	4,444
Novelis Corporation
3.88%, 08/15/31 (a)	2,050	1,875
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	7,300	6,232
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	7,600	6,830
Venator Materials Corporation
5.75%, 07/15/25 (a) (b)	7,270	5,827
		47,499
Consumer Staples 6.9%
Coty Inc.
6.50%, 04/15/26 (a) (b)	2,635	2,637
4.75%, 01/15/29 (a)	7,095	6,644
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (a) (b)	6,397	5,149
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a)	6,815	6,559
Rite Aid Corporation
7.50%, 07/01/25 (a)	8,840	8,253
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	11,727	9,734
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,240	6,187
		45,163
Health Care 4.1%
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	2,630	2,694
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	6,364
Community Health Systems, Inc.
6.88%, 04/01/28 (a) (b)	7,040	6,392
5.25%, 05/15/30 (a)	2,635	2,531
Herbalife International, Inc.
4.88%, 06/01/29 (a)	2,175	1,909
Mednax, Inc.
5.38%, 02/15/30 (a)	5,005	4,841
Tenet Healthcare Corporation
6.88%, 11/15/31	2,023	2,165
		26,896
Information Technology 3.6%
Commscope Finance LLC
8.25%, 03/01/27 (a)	6,843	6,657
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)	1,890	1,880
Entegris, Inc.
3.63%, 05/01/29 (a)	3,401	3,180
Veritas USA Inc.
7.50%, 09/01/25 (a)	5,675	5,386
ViaSat, Inc.
6.50%, 07/15/28 (a)	6,725	6,456
		23,559
Real Estate 2.0%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (a)	5,995	5,938
Service Properties Trust
4.95%, 02/15/27	2,815	2,607
3.95%, 01/15/28	5,141	4,365
		12,910
Utilities 0.3%
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	2,352	2,203
Total Corporate Bonds And Notes (cost $603,974)		572,154
SENIOR FLOATING RATE INSTRUMENTS 7.3%
Consumer Discretionary 3.2%
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (d)	7,090	6,913
Naked Juice LLC
2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 01/25/30 (d)	3,745	3,726
Staples, Inc.
7 Year Term Loan, 5.32%, (3 Month USD LIBOR + 5.00%), 04/05/26 (d)	7,274	6,859
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (d)	3,617	3,581
		21,079
Industrials 2.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	6,735	6,813
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (d)	6,695	6,561
		13,374
Health Care 1.0%
Bausch Health Americas Inc.
Term Loan , 0.00%, (SOFR + 5.25%), 01/27/27 (d) (e)	6,870	6,793
Consumer Staples 1.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (d)	6,799	6,454
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (f) (g) (h)	751	60
		6,514
Total Senior Floating Rate Instruments (cost $49,399)		47,760
PREFERRED STOCKS 1.2%
Energy 0.7%
Crestwood Equity Partners LP, 9.25% (i)	460	4,420
Financials 0.5%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (f)	198	3,490
Total Preferred Stocks (cost $6,920)		7,910
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (f) (h)	5	6
Total Common Stocks (cost $16)		6
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (f) (h)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (f) (h)	27	1
Total Warrants (cost $8)		4
SHORT TERM INVESTMENTS 9.8%
Securities Lending Collateral 6.3%
JNL Securities Lending Collateral Fund, 0.23% (j) (k)	40,992	40,992
Investment Companies 3.5%
JNL Government Money Market Fund, 0.01% (j) (k)	1,797	1,797

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 0.29% (j) (k)	21,045	21,045
		22,842
Total Short Term Investments (cost $63,834)		63,834
Total Investments 105.7% (cost $724,151)		691,668
Other Assets and Liabilities, Net (5.7)%		(37,137)
Total Net Assets 100.0%		654,531

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $513,576 and 78.5% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2022.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior floating rate interest will settle after March 31, 2022. If a reference rate and spread is presented, it will go into effect upon settlement.

(f) Non-income producing security.

(g) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	572,154	—	572,154
Senior Floating Rate Instruments	—	47,700	60	47,760
Preferred Stocks	7,910	—	—	7,910
Common Stocks	—	—	6	6
Warrants	—	—	4	4
Short Term Investments	63,834	—	—	63,834
	71,744	619,854	70	691,668

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.4%
Health Care 26.1%
Abbott Laboratories	194	22,943
AbbVie Inc.	1,055	171,089
Anthem, Inc.	241	118,361
AstraZeneca PLC - ADR (a)	2,281	151,292
AstraZeneca PLC	246	32,608
Becton, Dickinson and Company	542	144,209
Bristol-Myers Squibb Company	814	59,445
Centene Corporation (a)	924	77,823
Cigna Holding Company	119	28,629
Danaher Corporation	392	114,844
Elanco Animal Health (a)	719	18,764
HCA Healthcare, Inc.	357	89,590
Johnson & Johnson	486	86,171
Laboratory Corporation of America Holdings (a)	119	31,267
Medtronic Public Limited Company	342	37,902
PerkinElmer Inc.	247	43,137
Steris Limited	93	22,588
Thermo Fisher Scientific Inc.	188	111,110
UnitedHealth Group Incorporated	178	90,994
		1,452,766
Financials 16.9%
American International Group, Inc.	2,567	161,131
Bank of America Corporation	3,757	154,883
Chubb Limited	648	138,642
CME Group Inc. - Class A (a)	163	38,824
Equitable Holdings, Inc.	23	707
JPMorgan Chase & Co.	882	120,214
Morgan Stanley	314	27,444
State Street Corporation	688	59,925
The Charles Schwab Corporation	1,135	95,695
The Hartford Financial Services Group, Inc.	784	56,287
The Travelers Companies, Inc.	465	84,884
Wells Fargo & Company	26	1,249
		939,885
Utilities 11.6%
American Electric Power Company, Inc. (a)	600	59,903
CMS Energy Corp.	154	10,756
Dominion Energy, Inc.	822	69,837
DTE Energy Company	156	20,685
NextEra Energy, Inc.	798	67,572
NiSource Inc.	1,063	33,790
Pacific Gas And Electric Company (a)	2,487	29,694
Sempra Energy	844	141,930
The Southern Company	1,901	137,870
Xcel Energy Inc. (a)	1,018	73,483
		645,520
Industrials 10.3%
Caterpillar Inc.	87	19,439
CSX Corp. (a)	2,671	100,036
Deere & Company	6	2,493
General Electric Company	1,718	157,184
Honeywell International Inc. (a)	172	33,454
Hubbell Inc.	53	9,686
Jacobs Engineering Group Inc.	68	9,409
L3Harris Technologies, Inc.	186	46,168
Norfolk Southern Corporation	182	51,911
Republic Services Inc.	219	29,063
Siemens AG - Class N	202	27,886
Union Pacific Corporation	61	16,797
United Parcel Service Inc. - Class B	309	66,184
		569,710
Consumer Staples 9.2%
Darling Ingredients Inc. (a)	317	25,465
Dollar General Corporation	181	40,271
Keurig Dr Pepper Inc. (a)	2,125	80,546
Mondelez International, Inc. - Class A (a)	872	54,729
Philip Morris International Inc.	269	25,242
Procter & Gamble Co.	370	56,521
The Coca-Cola Company	1,293	80,165
Unilever PLC	566	25,751
Walmart Inc.	811	120,742
		509,432
Information Technology 8.3%
Accenture Public Limited Company - Class A	81	27,163
Advanced Micro Devices, Inc. (a)	333	36,410
ASML Holding - ADR (a)	30	20,171
Cognizant Technology Solutions Corp. - Class A (a)	395	35,375
Corning Incorporated	167	6,153
Fiserv, Inc. (a)	372	37,740
KLA-Tencor Corp. (a)	4	1,327
Micron Technology, Inc. (a)	17	1,315
Microsoft Corporation (a)	360	110,924
Motorola Solutions Inc.	145	35,149
Qualcomm Incorporated (a)	583	89,023
Salesforce.Com, Inc. (a)	99	21,083
Synopsys Inc. (a)	48	15,964
Texas Instruments Incorporated (a)	95	17,449
Wolfspeed, Inc. (a)	41	4,611
		459,857
Communication Services 5.0%
Alphabet Inc. - Class C (a)	77	216,256
Booking Holdings Inc. (a)	17	40,628
Charter Communications, Inc. - Class A (a)	22	11,892
Walt Disney Co. (a)	52	7,187
		275,963
Materials 3.2%
BHP Group Limited - ADR (a)	240	18,532
International Flavors & Fragrances Inc.	407	53,499
Linde Public Limited Company	182	58,015
Martin Marietta Materials Inc.	35	13,330
Nutrien Ltd. (a)	198	20,552
Packaging Corporation of America	23	3,560
Westrock Company, Inc.	187	8,788
		176,276
Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	35	6,990
Equinix, Inc.	40	29,813
Equity Lifestyle Properties, Inc.	89	6,821
ProLogis Inc.	673	108,753
		152,377
Energy 2.7%
Baker Hughes, a GE Company, LLC - Class A (a)	1,020	37,122
Chevron Corporation	301	49,086
ConocoPhillips	317	31,690
Devon Energy Corporation	266	15,740
TC Energy Corporation (a)	328	18,523
		152,161
Consumer Discretionary 2.4%
Amazon.com, Inc. (a)	1	2,608
McDonald's Corporation	158	39,070
Yum! Brands, Inc.	771	91,383
		133,061
Total Common Stocks (cost $5,015,285)		5,467,008
PREFERRED STOCKS 0.7%
Health Care 0.6%
Roche Holding AG	87	34,679
Utilities 0.1%
The AES Corporation, 6.88%, 02/15/24 (b) (c)	60	5,943
Total Preferred Stocks (cost $39,797)		40,622
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
T. Rowe Price Government Reserve Fund, 0.29% (d) (e)	15,820	15,820
Total Short Term Investments (cost $15,820)		15,820
Total Investments 99.4% (cost $5,070,902)		5,523,450
Other Assets and Liabilities, Net 0.6%		35,466
Total Net Assets 100.0%		5,558,916

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	5,380,763	86,245	—	5,467,008
Preferred Stocks	40,622	—	—	40,622
Short Term Investments	15,820	—	—	15,820
	5,437,205	86,245	—	5,523,450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.0%
United States of America 14.2%
EPAM Systems, Inc. (a)	97	28,829
Lululemon Athletica Inc. (a)	164	59,770
Mettler-Toledo International Inc. (a)	41	56,850
ResMed Inc.	311	75,508
Steris Limited	229	55,472
		276,429
Switzerland 12.5%
Alcon AG	757	60,088
Lonza Group AG	82	59,108
Nestle SA - Class N	437	56,885
Sika AG	204	67,500
		243,581
United Kingdom 10.6%
AON Public Limited Company - Class A	214	69,701
Atlassian Corporation PLC - Class A (a)	128	37,635
Experian PLC	1,659	64,340
Ferguson PLC	263	35,559
		207,235
Netherlands 8.2%
Adyen B.V. (a) (b)	19	38,518
ASM International N.V.	130	47,235
ASML Holding - ADR (a)	112	74,799
		160,552
France 7.7%
LVMH Moet Hennessy Louis Vuitton SE	92	65,368
Pernod-Ricard SA	197	43,253
Schneider Electric SE (a)	249	41,787
		150,408
Ireland 6.6%
Accenture Public Limited Company - Class A	209	70,412
Icon Public Limited Company (a)	243	59,099
		129,511
Canada 6.4%
Canadian Pacific Railway Limited (a) (c)	1,092	90,150
Shopify Inc. - Class A (a)	52	35,205
		125,355
Japan 5.1%
Keyence Corp.	114	53,289
Lasertec Corporation	283	47,003
		100,292
Denmark 4.9%
DSV Panalpina A/S	259	49,925
Novo Nordisk A/S - Class B	409	45,390
		95,315
Sweden 4.0%
Atlas Copco Aktiebolag - Class A	559	29,047
Evolution Gaming Group AB (publ) (b)	476	49,054
		78,101
Australia 3.5%
CSL Ltd.	340	67,887
Hong Kong 3.2%
AIA Group Limited	5,902	61,617
China 3.0%
Li Ning Company Limited	3,871	33,062
Shenzhou International Group Holdings Limited	1,991	26,253
		59,315
Italy 3.0%
Ferrari N.V.	272	59,002
Spain 2.3%
Amadeus IT Group SA (b)	686	44,740
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	336	35,025
Total Common Stocks (cost $1,355,709)		1,894,365
SHORT TERM INVESTMENTS 4.2%
Investment Companies 2.8%
JNL Government Money Market Fund, 0.01% (d) (e)	54,981	54,981
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	27,244	27,244
Total Short Term Investments (cost $82,225)		82,225
Total Investments 101.2% (cost $1,437,934)		1,976,590
Other Assets and Liabilities, Net (1.2)%		(23,589)
Total Net Assets 100.0%		1,953,001

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/17/20	35,092	38,518	2.0
Amadeus IT Group SA	06/12/18	51,286	44,740	2.3
Evolution Gaming Group AB (publ)	03/19/21	68,040	49,054	2.5
		154,418	132,312	6.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	276,429	—	—	276,429
Switzerland	—	243,581	—	243,581
United Kingdom	107,336	99,899	—	207,235
Netherlands	74,799	85,753	—	160,552
France	—	150,408	—	150,408
Ireland	129,511	—	—	129,511
Canada	125,355	—	—	125,355
Japan	—	100,292	—	100,292
Denmark	—	95,315	—	95,315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Sweden	—	78,101	—	78,101
Australia	—	67,887	—	67,887
Hong Kong	—	61,617	—	61,617
China	—	59,315	—	59,315
Italy	—	59,002	—	59,002
Spain	—	44,740	—	44,740
Taiwan	35,025	—	—	35,025
Short Term Investments	82,225	—	—	82,225
	830,680	1,145,910	—	1,976,590

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 55.2%
Financials 37.7%
26 Capital Acquisition Corp. (a)	23	228
Accelerate Acquisition Corp. - Class A (a)	25	244
AEA-Bridges Impact Corp. - Class A (a)	14	134
AfterNext HealthTech Acquisition Corp. - Class A (a)	16	154
Alpha Partners Technology Merger Corp. - Class A (a)	13	129
Altenergy Acquisition Corp. (a)	4	38
Altimar Acquisition Corp. III (a)	5	52
Altimeter Growth Corp. 2 - Class A (a)	18	176
Altitude Acquisition Corp. - Class A (a)	14	137
Anzu Special Acquisition Corp I (a)	25	247
Apollo Strategic Growth Capital - Class A (a) (b)	15	146
Archimedes Tech Spac Partners Co. (a)	25	251
ArcLight Clean Transition Corp. II - Class A (a)	12	119
Ares Acquisition Corp. (a)	48	472
Arrowroot Acquisition Corp. - Class A (a)	21	207
Artisan Acquisition Corp. - Class A (a)	13	130
Astrea Acquisition Corp. - Class A (a)	13	127
Athena Consumer Acquisition Corp. (a)	3	25
Atlas Crest Investment Corp. II (a)	24	231
Aurora Acquisition Corp. - Class A (a)	5	52
Austerlitz Acquisition Corp I - Class A (a)	61	601
Austerlitz Acquisition Corp II (a)	25	247
Authentic Equity Acquisition Corp. (a)	22	219
Avanti Acquisition Corp. - Class A (a)	81	801
Bilander Acquisition Corp. - Class A (a)	13	128
Biotech Acquisition Co - Class A (a)	13	129
Blueriver Acquisition Corp. (a)	11	110
BOA Acquisition Corp. - Class A (a)	9	85
Bright Lights Acquisition Corp. (a)	91	911
Builder Acquisition Corp. (a)	4	37
Carney Technology Acquisition Corp. II (a)	13	130
Catalyst Partners Acquisition Corp. - Class A (a)	13	128
CF Acquisition Corp. IV - Class A (a)	37	366
CF Acquisition Corp. VI - Class A (a)	2	21
CF Acquisition Corp. VIII (a)	—	—
CHP Merger Corp. - Class A (a)	38	391
Churchill Capital Corp VII - Class A (a)	26	254
Churchill Capital Corp. V - Class A (a)	13	123
CIIG Capital Partners II, Inc. (a)	10	101
Class Acceleration Corp. (a)	23	227
Climate Real Impact Solutions II Acquisition Corporation (a)	12	117
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	13	127
Cohn Robbins Holdings Corp. - Class A (a)	68	678
Colicity Inc. (a)	24	240
Colonnade Acquisition Corp. II (a)	25	246
Compute Health Acquisition Corp. (a)	36	360
Concord Acquisition Corp. - Class A (a)	33	328
Concord Acquisition Corp. II - Class A (a)	13	130
CONX Corp. - Class A (a)	117	1,155
Conyers Park III Acquisition Corp. - Class A (a)	13	129
Corazon Capital V838 Monoceros Corp - Class A (a)	7	65
Corner Growth Acquisition Corp. (a)	12	119
COVA Acquisition Corp. (a)	24	241
D And Z Media Acquisition Corp. (a)	7	68
Decarbonization Plus Acquisition Corporation IV - Class A (a)	12	123
Deep Lake Capital Acquisition Corp. - Class A (a)	54	529
Delwinds Insurance Acquisition Corp. (a)	23	230
Diamondhead Holdings Corp. (a)	12	117
Dragoneer Growth Opportunities Corp. III - Class A (a)	19	183
Dynamics Special Purpose Corp. - Class A (a)	14	138
E.Merge Technology Acquisition Corp. - Class A (a)	48	475
Elliott Opportunity II Corp. (a)	2	24
Elliott Opportunity II Corp. - Class A (a)	26	255
Enterprise 4.0 Technology Acquisition Corp. (a)	4	38
Equity Distribution Acquisition Corp. - Class A (a)	86	855
ESGEN Acquisition Corp (a)	4	44
ESM Acquisition Corporation (a)	25	246
Eucrates Biomedical Acquisition Corp. (a)	—	—
ExcelFin Acquisition Corp. (a)	4	38
Far Peak Acquisition Corp. - Class A (a)	61	608
Fifth Wall Acquisition Corp. III - Class A (a)	13	128
Finserv Acquisition Corp. II (a)	12	122
Fintech Acquisition Corp. VI (a)	6	62
Fintech Acquisition Corp. VI - Class A (a)	7	65
FinTech Evolution Acquisition Group (a)	16	160
First Horizon National Corporation	32	749
Fortistar Sustainable Solutions Corp. (a)	21	205
Fortress Capital Acquisition Corp - Class A (a)	56	550
Fortress Value Acquisition Corp. III (a)	3	25
Fortress Value Acquisition Corp. III - Class A (a)	13	130
Fortress Value Acquisition Corp. IV (a)	7	70
Fortress Value Acquisition Corp. IV - Class A (a)	7	65
Frazier Lifesciences Acquisition Corp. (a)	20	196
FTAC Athena Acquisition Corp. - Class A (a)	23	226
FTAC Emerald Acquisition Corp. (a)	13	125
FTAC Hera Acquisition Corp. (a)	16	161
FTAC Parnassus Acquisition Corp. - Class A (a)	13	129
FTAC Zeus Acquisition Corp. (a)	3	25
Fusion Acquisition Corp. II (a)	7	67
G Squared Ascend I Inc. (a)	31	304
G Squared Ascend I Inc. - Class A (a)	13	127
G Squared Ascend II, Inc. (a)	5	51
Gesher I Acquisition Corp (a)	4	37
Goal Acquisitions Corp. (a)	120	1,170
Golden Falcon Acquisition Corp. - Class A (a)	58	568
Gores Holdings VIII, Inc. - Class A (a)	—	2
Gores Technology Partners II, Inc. - Class A (a)	1	14
Gores Technology Partners, Inc. - Class A (a)	4	42
Graf Acquisition Corp. IV (a)	7	67
Haymaker Acquisition Corp. III (a)	13	126
Health Assurance Acquisition Corp. - Class A (a)	13	129
Healthcare Services Acquisition Corporation - Class A (a)	58	568
Hennessy Capital Acquisition Corp. V (a)	20	196
HH&L Acquisition Co. (a)	12	118
Horizon Acquisition Corp II - Class A (a)	13	129
HPX Corp. - Class A (a)	34	342
Hudson Executive Investment Corp. II (a)	23	227
Independence Holdings Corp. (a)	25	245
Independence Holdings Corp. - Class A (a)	41	402
Infinite Acquisition Corp. (a)	3	32
INSU Acquisition Corp III (a)	27	267
Interprivate II Acquisition Corp. (a)	25	240
Interprivate III Financial Partners Inc. - Class A (a)	24	242
Interprivate IV Infratech Partners Inc. (a)	25	241
ION Acquisition Corp. 3 Ltd. - Class A (a)	13	127
Isleworth Healthcare Acquisition Corp. (a)	8	80
Jack Creek Investment Corp. (a)	24	232
Jaws Hurricane Acquisition Corp - Class A (a)	12	114
Jaws Juggernaut Acquisition Corp. (a)	9	87
Jaws Juggernaut Acquisition Corp. - Class A (a)	4	39
Jaws Mustang Acquisition Corp. (a)	11	107
Jaws Mustang Acquisition Corp. - Class A (a)	13	127
Kairos Acquisition Corp. (a)	57	565
Kensington Capital Acquisition Corp. IV (a)	11	111
Kensington Capital Acquisition Corp. V (a)	25	255
Khosla Ventures Acquisition Co. - Class A (a)	13	129
Kismet Acquisition Three Corp. (a)	—	—
Kismet Acquisition Three Corp. - Class A (a)	13	128
KKR Acquisition Holdings I Corp. (a)	13	126
KL Acquisition Corp. - Class A (a)	70	689
Kludein I Acquisition Corp. (a)	20	199
L Catterton Asia Acquisition Corp - Class A (a)	13	128
Landcadia Holdings IV Inc. - Class A (a)	13	127
LDH Growth Corp I - Class A (a)	13	128
Lerer Hippeau Acquisition Corp. - Class A (a)	25	239
Live Oak Crestview Climate Acquisition Corp. (a)	13	126
Live Oak Mobility Acquisition Corp. - Class A (a)	6	62
Longview Acquisition Corp. II - Class A (a)	19	188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
M3-Brigade Acquisition II Corp. (a)	8	74
M3-Brigade Acquisition II Corp. - Class A (a)	13	126
Macondray Capital Acquisition Corp. I (a)	6	58
Magnum Opus Acquisition Limited - Class A (a)	13	127
MarketWise, Inc. - Class A (a)	5	23
Marlin Technology Corp. - Class A (a)	77	752
Mason Industrial Technology, Inc. (a)	23	230
Medicus Sciences Acquisition Corp. - Class A (a)	6	59
Medtech Acquisition Corporation - Class A (a)	11	103
Motive Capital Corp II (a)	32	329
Music Acquisition Corp. (a)	24	239
New Vista Acquisition Corp (a)	60	589
Newbury Street Acquisition Corporation (a)	25	246
Noble Rock Acquisition Corp. (a)	42	411
Noble Rock Acquisition Corp. - Class A (a)	27	265
North Atlantic Acquisition Corp (a)	24	242
North Mountain Merger Corp. - Class A (a)	13	130
Northern Genesis Acquisition Corp. III (a)	13	127
Northern Star Investment Corp. II - Class A (a)	48	471
Omega Alpha SPAC - Class A (a)	50	492
Pathfinder Acquisition Corp. - Class A (a)	24	238
Patria Latin American Opportunity Acquisition Corp. (a)	1	10
People's United Financial Inc. (a)	45	906
Peridot Acquisition Corp. II (a)	21	202
Peridot Acquisition Corp. II - Class A (a)	13	128
Pershing Square Tontine Holdings, Ltd. - Class A (a)	16	324
Phoenix Biotech Acquisition Corp. (a)	4	38
Pioneer Merger Corp. - Class A (a)	24	233
Pivotal Investment Corporation III (a)	23	231
Plum Acquisition Corp. I (a)	25	248
Pontem Corp - Class A (a)	66	644
Post Holdings Partnering Corporation - Series A (a)	19	190
Prime Impact Acquisition I (a)	7	69
Prime Impact Acquisition I - Class A (a)	55	542
Priveterra Acquisition Corp. (a)	25	242
Progressive Acquisition Corporation (a)	3	26
PROOF Acquisition Corp I (a)	10	100
Property Solutions Acquisition Corp. II (a)	12	121
Prospector Capital Corp. - Class A (a)	54	534
Pyrophyte Acquisition Corp. (a)	5	51
Queen's Gambit Growth Capital - Class A (a)	16	148
Redball Acquisition Corp. - Class A (a)	31	307
Revolution Healthcare Acquisition Corp. - Class A (a)	26	259
RMG Acquisition Corp. III - Class A (a)	59	581
Rocket Internet Growth Opportunities Corp. (a)	25	246
Ross Acquisition Corp. II (a)	22	214
ScION Tech Growth I - Class A (a)	114	1,116
ScION Tech Growth II (a)	24	241
Screaming Eagle Acquisition Corp. (a)	23	229
Semper Paratus Acquisition Corp. (a)	5	51
Senior Connect Acquisition Corp. I - Class A (a)	23	229
Shelter Acquisition Corporation I (a) (c)	2	—
Shelter Acquisition Corporation I (a)	12	117
Simon Property Group Acquisition Holdings, Inc. (a)	24	240
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	19	189
Slam Corp. (a)	12	121
Slam Corp. - Class A (a)	1	9
Soar Technology Acquisition Corp. (a)	3	26
Social Capital Hedosophia Holdings Corp. VI - Class A (a) (d)	3	33
Sound Point Acquisition Corp I Ltd (a)	1	13
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	51	497
Sustainable Development Acquisition I Corp. (a)	22	217
SVF Investment Corp. - Class A (a)	11	104
SVF Investment Corp. 2 - Class A (a)	—	4
SVF Investment Corp. 3 - Class A (a)	10	97
Tailwind Acquisition Corp. - Class A (a)	36	359
Target Global Acquisition I Corp. (a)	11	113
The Hartford Financial Services Group, Inc. (d)	16	1,151
Thunder Bridge Capital Partners III, Inc. - Class A (a)	48	469
Tishman Speyer Innovation Corp. II - Class A (a)	47	464
TortoiseEcofin Acquisition Corp. III - Class A (a)	13	129
Tribe Capital Growth Corp I (a)	22	217
Twelve Seas Investment Company II (a)	5	48
TZP Strategies Acquisition Corp. (a)	14	134
USHG Acquisition Corp. - Class A (a)	8	81
VectoIQ Acquisition Corp. II - Class A (a)	50	496
Virgin Group Acquisition Corp. II - Class A (a)	38	372
Viscogliosi Brothers Acquisition Corp. (a)	4	38
VY Global Growth - Class A (a)	64	629
Warburg Pincus Capital Corporation I-A - Class A (a)	13	127
Z-Work Acquisition Corp. - Class A (a)	7	70
		49,828
Industrials 3.7%
Aerojet Rocketdyne Holdings, Inc. (a)	—	11
Crane Co. (d)	12	1,278
Hertz Global Holdings, Inc. (a)	1	11
Meritor, Inc. (a)	8	286
Microvast Holdings, Inc. (a) (e)	20	127
Nielsen Holdings plc	25	679
SPX Flow, Inc.	6	520
XPO Logistics, Inc. (a) (d)	27	1,987
		4,899
Health Care 3.4%
Convey Health Solutions Holdings, Inc. (a)	—	1
GlaxoSmithKline PLC - ADR (d)	16	706
Intersect ENT, Inc. (a)	23	634
Q-Si Operations Inc. - Class A (a)	25	115
Zimmer Biomet Holdings, Inc. (d)	24	3,095
		4,551
Communication Services 2.8%
Activision Blizzard, Inc. (a) (d)	18	1,474
MGM Holdings, Inc. - Class A (a) (c)	4	16
Sciplay Corporation - Class A (a)	13	171
Shaw Communications Inc. - Class B (a)	58	1,806
TEGNA Inc.	3	77
Vonage Holdings Corp. (a)	—	1
Zynga Inc. - Class A (a) (d)	14	132
		3,677
Consumer Discretionary 2.7%
Houghton Mifflin Harcourt Company (a) (d)	25	525
Kohl's Corporation (d)	36	2,207
Sportsman's Warehouse Holdings, Inc. (a)	29	309
Tenneco Inc. - Class A (a)	26	472
		3,513
Information Technology 1.9%
Anaplan, Inc. (a) (d)	2	138
CMC Materials, Inc (a)	2	453
Coherent Inc. (a)	—	32
E2Open Parent Holdings, Inc. (a)	24	241
Five9 Inc. (a) (d)	2	254
MagnaChip Semiconductor, Ltd. (a) (d)	2	35
Mandiant, Inc. (a) (d)	6	132
MoneyGram International, Inc. (a) (d)	17	178
NeoPhotonics Corporation (a)	1	9
Plantronics Inc. (a) (d)	8	310
Rogers Corp. (a)	—	79
Tower Semiconductor Ltd. (a)	14	674
Usertesting, Inc. (a)	—	1
		2,536
Real Estate 1.7%
Healthcare Trust of America, Inc. - Class A	70	2,206
Materials 0.8%
Atotech Limited (a)	45	979
Valvoline, Inc. (d)	4	140
		1,119
Energy 0.3%
Oasis Petroleum Inc. (a)	2	362
Consumer Staples 0.2%
Sanderson Farms Inc. (a)	1	261

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
TPCO Holding Corp. - Class A (a)	9	11
		272
Total Common Stocks (cost $74,172)		72,963
CORPORATE BONDS AND NOTES 28.5%
Consumer Discretionary 8.4%
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	1,365	1,348
Getty Images, Inc.
9.75%, 03/01/27 (f)	2,557	2,654
Grubhub Holdings Inc.
5.50%, 07/01/27 (f)	673	583
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (f)	2,132	2,359
Scientific Games International, Inc.
5.00%, 10/15/25 (f)	728	746
8.25%, 03/15/26 (f)	607	632
7.00%, 05/15/28 (f)	1,247	1,293
Tenneco Inc.
5.00%, 07/15/26	265	261
5.13%, 04/15/29 (f)	1,273	1,263
		11,139
Communication Services 5.5%
Cengage Learning, Inc.
9.50%, 06/15/24 (f)	2,629	2,621
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (f)	1,024	1,022
Connect Finco SARL
6.75%, 10/01/26 (f)	2,336	2,381
TEGNA Inc.
4.63%, 03/15/28	167	166
5.00%, 09/15/29	1,046	1,052
		7,242
Industrials 2.7%
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (f)	1,530	1,656
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (f)	1,304	1,293
Meritor, Inc.
4.50%, 12/15/28 (f)	646	648
		3,597
Real Estate 2.7%
WeWork Companies Inc.
7.88%, 05/01/25 (f)	2,949	2,681
WeWork Companies LLC
5.00%, 07/10/25 (f)	993	835
		3,516
Energy 2.4%
Civitas Resources, Inc.
7.50%, 04/30/26	1,175	1,173
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	642	648
Reg Biofuels, LLC
5.88%, 06/01/28 (f)	1,305	1,404
		3,225
Consumer Staples 1.6%
Treehouse Foods, Inc.
4.00%, 09/01/28	1,206	1,010
Vector Group Ltd.
10.50%, 11/01/26 (f)	1,025	1,050
		2,060
Materials 1.3%
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (f)	1,070	1,074
7.88%, 07/15/26 (f)	673	690
		1,764
Financials 1.1%
Nielsen Finance LLC
5.63%, 10/01/28 (f)	1,191	1,199
5.88%, 10/01/30 (f)	214	214
		1,413
Information Technology 1.0%
Plantronics, Inc.
4.75%, 03/01/29 (f)	1,292	1,326
Utilities 1.0%
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/23 (f)	1,289	1,288
Health Care 0.8%
Mallinckrodt International Finance S.A.
10.00%, 04/15/25 (f)	1,040	1,092
Total Corporate Bonds And Notes (cost $38,378)		37,662
OTHER EQUITY INTERESTS 3.4%
Altaba Inc. (a) (c) (g)	761	4,430
Total Other Equity Interests (cost $13,096)		4,430
SENIOR FLOATING RATE INSTRUMENTS 3.2%
Communication Services 1.3%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (c) (h)	226	2
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (i)	1,744	1,688
		1,690
Energy 1.1%
Heritage Power LLC
Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 08/02/26 (i)	2,517	1,456
Health Care 0.8%
Mallinckrodt International Finance S.A.
USD Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 09/24/24 (i)	1,138	1,040
Total Senior Floating Rate Instruments (cost $5,493)		4,186
INVESTMENT COMPANIES 1.0%
Apollo Tactical Income Fund Inc. (b)	21	308
Ares Dynamic Credit Allocation Fund, Inc.	2	36
BlackRock Debt Strategies Fund, Inc.	4	37
DoubleLine Income Solutions Fund	3	37
First Trust Senior Floating Rate Income Fund II	3	42
Franklin Universal Trust	40	321
Nuveen Credit Strategies Income Fund	64	397
Nuveen New York AMT-Free Quality Municipal Income Fund	12	140
Saba Capital Income & Opportunities Fund	9	39
Total Investment Companies (cost $1,425)		1,357
RIGHTS 0.3%
Bristol-Myers Squibb Company (a) (c)	92	83
Dyax Corp. (a) (c)	134	8
Pan American Silver Corp. (a)	429	360
Total Rights (cost $606)		451
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.2%
Fossil Group, Inc., 7.00%, 11/30/26 (a)	12	286
Industrials 0.1%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26 (a)	4	105
Total Preferred Stocks (cost $400)		391
WARRANTS 0.2%
Accelerate Acquisition Corp. (a)	8	3
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	120	—
Apollo Strategic Growth Capital (a) (b)	4	6
Arrowroot Acquisition Corp. (a)	16	3
Austerlitz Acquisition Corp I (a)	6	3
Avanti Acquisition Corp. (a)	12	3
BigBear.ai Holdings, LLC (a)	4	4
Buzzfeed, Inc. (a)	7	6
Cazoo Group Ltd (a)	14	5
CF Acquisition Corp. VIII (a)	6	2
CHP Merger Corp. (a)	30	5
Cohn Robbins Holdings Corp. (a)	23	17
CONX Corp. (a)	29	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Deep Lake Capital Acquisition Corp. (a)	27	5
E.Merge Technology Acquisition Corp. (a)	16	3
Embark Technology, Inc. (a)	9	10
Enjoy Technology, Inc. (a)	15	4
Equity Distribution Acquisition Corp. (a)	4	1
Forge Global Holdings, Inc. (a)	7	11
Fortress Capital Acquisition Corp (a)	11	4
Ginkgo Bioworks Holdings, Inc. (a)	5	4
Goal Acquisitions Corp. (a)	119	36
Golden Falcon Acquisition Corp. (a)	29	8
Healthcare Services Acquisition Corporation (a)	29	10
HPX Corp. (a)	17	3
Kaixin Auto Holdings (a)	123	4
KL Acquisition Corp. (a)	23	4
KLDiscovery (a)	78	19
Longview Acquisition Corp. II (a)	4	2
Marlin Technology Corp. (a)	26	8
MoneyLion Inc. (a)	34	13
Northern Star Investment Corp. II (a)	1	—
Pathfinder Acquisition Corp. (a)	5	2
Pear Therapeutics, Inc. (a)	16	13
Pioneer Merger Corp. (a)	8	2
Pontem Corp (a)	22	7
Prospector Capital Corp. (a)	18	5
Q-Si Operations Inc. (a)	13	15
Reebonz Holding Limited (a) (c)	51	—
RMG Acquisition Corp. III (a)	9	4
ScION Tech Growth I (a)	38	10
SCVX Corp. (a)	12	2
Senior Connect Acquisition Corp. I (a)	12	2
Supernova Partners Acquisition Company III, Ltd. (a)	8	3
Talkspace, Inc. (a)	18	4
Thunder Bridge Capital Partners III, Inc. (a)	10	5
Tishman Speyer Innovation Corp. II (a)	9	4
VectoIQ Acquisition Corp. II (a)	10	5
Virgin Group Acquisition Corp. II (a)	5	2
Whole Earth Brands, Inc. (a)	43	25
Total Warrants (cost $1,007)		328
Total Investments 92.1% (cost $134,577)		121,768
Total Securities Sold Short (5.8)% (proceeds $7,562)		(7,668)
Total Purchased Options 0.4% (cost $1,086)		547
Other Derivative Instruments (2.0)%		(2,612)
Other Assets and Liabilities, Net 15.3%		20,156
Total Net Assets 100.0%		132,191

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $33,352 and 25.2% of the Fund.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) As of March 31, 2022, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (5.8%)
COMMON STOCKS (5.8%)
Real Estate (1.8%)
Healthcare Realty Trust Inc.	(85)	(2,346)
Financials (1.4%)
AON Public Limited Company - Class A	(3)	(909)
M&T Bank Corporation	(5)	(907)
		(1,816)
Information Technology (1.2%)
Entegris, Inc.	(7)	(913)
MKS Instruments, Inc.	(3)	(401)
NortonLifelock Inc.	(12)	(322)
		(1,636)
Communication Services (1.1%)
Take-Two Interactive Software Inc.	(9)	(1,418)
Energy (0.3%)
BP P.L.C. - ADR	(3)	(102)
Whiting Petroleum Corporation	(4)	(350)
		(452)
Total Common Stocks (proceeds $7,562)		(7,668)
Total Securities Sold Short (5.8%) (proceeds $7,562)		(7,668)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Westchester Capital Event Driven Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Apollo Strategic Growth Capital	11	—	4	—	(4)	3	6	—
Apollo Strategic Growth Capital - Class A	145	—	—	—	—	1	146	0.1
Apollo Tactical Income Fund Inc.	—	329	—	—	—	(21)	308	0.2
	156	329	4	—	(4)	(17)	460	0.3

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AT&T Inc.	Put	22.00	06/17/22	523	24
AT&T Inc.	Put	21.00	06/17/22	494	14
Crane Co.	Put	100.00	05/20/22	118	26
GlaxoSmithKline PLC	Put	40.00	05/20/22	296	8
GlaxoSmithKline PLC	Put	37.00	05/20/22	457	6
GlaxoSmithKline PLC	Put	35.00	05/20/22	162	2
iShares iBoxx $ High Yield Corporate Bond ETF	Put	81.00	06/17/22	567	88
Kohl's Corporation	Put	52.50	04/14/22	74	1
Kohl's Corporation	Put	45.00	04/14/22	124	1
Kohl's Corporation	Put	40.00	04/14/22	124	1
Kohl's Corporation	Put	50.00	05/20/22	43	6
Lennar Corporation	Put	80.00	05/20/22	261	104
SPDR S&P 500 ETF	Put	415.00	04/14/22	105	5
Take-Two Interactive Software, Inc.	Put	155.00	06/17/22	32	38
The Hartford Financial Services Group, Inc.	Put	55.00	06/17/22	476	15
Valvoline, Inc.	Put	30.00	04/14/22	596	22
Valvoline, Inc.	Put	30.00	05/20/22	320	31
Vodafone Group Public Limited Company	Put	15.00	04/14/22	1,268	4
XPO Logistics, Inc.	Put	57.50	05/20/22	138	8
XPO Logistics, Inc.	Put	55.00	05/20/22	47	2
XPO Logistics, Inc.	Put	62.50	08/19/22	88	30
					436

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Deutsche Telekom AG	BOA	Put	EUR	15.00	06/17/22	164	7
Deutsche Telekom AG	JPM	Put	EUR	16.20	04/14/22	165	5
Deutsche Telekom AG	JPM	Put	EUR	15.00	06/17/22	2,313	93
Vivendi SE	JPM	Put	EUR	10.00	04/14/22	496	1
Vivendi SE	JPM	Put	EUR	10.50	04/14/22	1,508	5
							111

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Activision Blizzard, Inc.	Call	77.50	04/14/22	42	(13)
Activision Blizzard, Inc.	Call	80.00	05/20/22	75	(8)
Activision Blizzard, Inc.	Call	77.50	05/20/22	34	(11)
Anaplan, Inc.	Call	70.00	04/14/22	6	—
Anaplan, Inc.	Call	70.00	05/20/22	22	—
Anaplan, Inc.	Call	67.50	05/20/22	63	—
AT&T Inc.	Call	25.00	06/17/22	744	(28)
AT&T Inc.	Call	24.00	06/17/22	273	(19)
Citrix Systems, Inc.	Call	105.00	04/14/22	26	—
Crane Co.	Call	110.00	05/20/22	118	(50)
Five9, Inc.	Call	110.00	04/14/22	16	(8)
GlaxoSmithKline PLC	Call	45.00	05/20/22	296	(18)
GlaxoSmithKline PLC	Call	43.00	05/20/22	457	(70)
GlaxoSmithKline PLC	Call	39.00	05/20/22	162	(79)
Houghton Mifflin Harcourt Company	Call	22.50	05/20/22	33	(1)
Houghton Mifflin Harcourt Company	Call	22.50	06/17/22	212	(6)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	06/17/22	567	(24)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Kohl's Corporation	Call	57.50	04/14/22	322	(108)
Kohl's Corporation	Call	57.50	05/20/22	43	(30)
Lennar Corporation	Call	92.50	05/20/22	64	(6)
Lennar Corporation	Call	90.00	05/20/22	70	(9)
Lennar Corporation	Call	100.00	05/20/22	95	(3)
Magnachip Semiconductor Corporation	Call	17.50	04/14/22	20	—
Mandiant, Inc.	Call	25.00	04/14/22	1	—
Mandiant, Inc.	Call	24.00	09/16/22	1	—
MoneyGram International, Inc.	Call	11.00	05/20/22	93	(2)
Plantronics, Inc.	Call	40.00	05/20/22	70	(1)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	04/14/22	33	—
SPDR S&P 500 ETF	Call	435.00	04/14/22	26	(52)
SPDR S&P 500 ETF	Put	390.00	04/14/22	79	(2)
The Hartford Financial Services Group, Inc.	Call	65.00	06/17/22	476	(424)
Valvoline, Inc.	Call	35.00	04/14/22	524	(5)
Valvoline, Inc.	Call	35.00	05/20/22	238	(13)
Vodafone Group Public Limited Company	Call	18.00	04/14/22	342	(2)
Vodafone Group Public Limited Company	Call	17.00	04/14/22	1,943	(37)
XPO Logistics, Inc.	Call	65.00	05/20/22	138	(135)
XPO Logistics, Inc.	Call	62.50	05/20/22	47	(61)
XPO Logistics, Inc.	Call	70.00	08/19/22	88	(84)
Zimmer Biomet Holdings, Inc.	Call	125.00	04/14/22	81	(36)
Zimmer Biomet Holdings, Inc.	Call	120.00	04/14/22	161	(145)
Zynga Inc.	Call	8.00	04/14/22	331	(42)
					(1,532)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Call	EUR	60.00	04/14/22	101	(32)
Bayer Aktiengesellschaft	JPM	Call	EUR	60.00	04/14/22	119	(38)
Bayer Aktiengesellschaft	JPM	Call	EUR	60.00	05/20/22	88	(36)
Daimler Truck Holding AG	JPM	Call	EUR	25.00	04/14/22	31	(3)
Deutsche Telekom AG	BOA	Call	EUR	16.50	06/17/22	82	(7)
Deutsche Telekom AG	JPM	Call	EUR	17.00	04/14/22	165	(4)
Deutsche Telekom AG	JPM	Call	EUR	16.50	06/17/22	1,157	(94)
Mercedes-Benz Group AG	JPM	Call	EUR	63.00	04/14/22	63	(17)
Vivendi SE	JPM	Call	EUR	11.50	04/14/22	1,508	(80)
Vivendi SE	JPM	Put	EUR	11.00	04/14/22	496	(3)
							(314)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/08/22	AUD	2,989	2,238	34
AUD/USD	JPM	04/11/22	AUD	1,108	831	24
EUR/USD	JPM	05/26/22	EUR	669	741	3
EUR/USD	JPM	07/13/22	EUR	131	146	(3)
GBP/USD	GSC	04/20/22	GBP	87	114	(3)
GBP/USD	JPM	05/04/22	GBP	116	153	(1)
GBP/USD	JPM	09/14/22	GBP	23	31	—
JPY/USD	JPM	04/22/22	JPY	17,156	141	(3)
JPY/USD	JPM	04/22/22	JPY	35,683	293	2
USD/AUD	GSC	04/08/22	AUD	(2,987)	(2,239)	(97)
USD/AUD	GSC	04/11/22	AUD	(379)	(284)	(12)
USD/AUD	JPM	04/11/22	AUD	(654)	(490)	(11)
USD/AUD	JPM	04/11/22	AUD	(75)	(57)	—
USD/AUD	GSC	07/20/22	AUD	(883)	(663)	(30)
USD/AUD	GSC	07/20/22	AUD	(15)	(11)	—
USD/AUD	GSC	07/27/22	AUD	(657)	(493)	(18)
USD/AUD	GSC	07/27/22	AUD	(139)	(104)	—
USD/AUD	GSC	08/04/22	AUD	(405)	(304)	1
USD/CAD	JPM	05/20/22	CAD	(1,212)	(970)	(20)
USD/CAD	JPM	05/20/22	CAD	(1,145)	(919)	3
USD/EUR	JPM	04/05/22	EUR	(504)	(558)	14
USD/EUR	JPM	04/07/22	EUR	(1,602)	(1,773)	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	04/27/22	EUR	(1,659)	(1,838)	7
USD/EUR	JPM	04/28/22	EUR	(4,815)	(5,334)	128
USD/EUR	GSC	04/29/22	EUR	(42)	(46)	—
USD/EUR	JPM	05/26/22	EUR	(668)	(741)	(10)
USD/EUR	GSC	06/24/22	EUR	(24)	(27)	1
USD/EUR	JPM	07/13/22	EUR	(131)	(146)	4
USD/EUR	GSC	07/20/22	EUR	(483)	(536)	9
USD/EUR	JPM	09/15/22	EUR	(180)	(201)	(3)
USD/EUR	JPM	09/15/22	EUR	(498)	(553)	4
USD/EUR	GSC	11/23/22	EUR	(190)	(213)	(2)
USD/EUR	GSC	11/23/22	EUR	(57)	(64)	—
USD/GBP	GSC	04/20/22	GBP	(2,251)	(2,955)	125
USD/GBP	JPM	05/04/22	GBP	(116)	(153)	5
USD/GBP	GSC	05/25/22	GBP	(92)	(121)	—
USD/GBP	GSC	06/29/22	GBP	(201)	(264)	7
USD/GBP	JPM	09/14/22	GBP	(23)	(31)	—
USD/JPY	JPM	04/22/22	JPY	(115,094)	(947)	57
USD/JPY	JPM	06/22/22	JPY	(67,289)	(555)	4
					(18,902)	259

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Aerojet Rocketdyne Holdings, Inc. (E)	1M LIBOR +0.75% (E)	BOA	12/05/22 ††	87	—	(12)
Anaplan, Inc. (E)	1M LIBOR +0.75% (E)	BOA	04/28/23 ††	1,740	—	(4)
AT&T Inc. (E)	1M LIBOR +0.75% (E)	BOA	04/03/23 ††	2,422	—	(21)
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (E)	BOA	12/20/22 ††	—	—	35
Brookfield Property Preferred LP (E)	1M LIBOR +0.75% (E)	BOA	12/05/22 ††	41	—	(4)
Cazoo Group Ltd (E)	1M LIBOR -11.00% (E)	BOA	12/27/22 ††	68	—	(46)
Federal Home Loan Mortgage Corporation (E)	1M LIBOR +1.15% (E)	BOA	01/23/23 ††	1,173	—	(2)
Intertrust N.V. (E)	1M LIBOR +0.45% (E)	BOA	01/03/23 ††	127	—	3
TEGNA Inc. (E)	1M LIBOR +0.75% (E)	BOA	04/03/23 ††	1,714	—	(28)
Activision Blizzard, Inc. (E)	SOFR +0.61% (E)	GSC	04/12/23 ††	447	—	(4)
Avast PLC (E)	SOFR +0.61% (E)	GSC	09/14/22 ††	3,207	—	(219)
Bluerock Residential Growth REIT, Inc. (E)	SOFR +0.61% (E)	GSC	04/12/23 ††	765	—	5
BP Midstream Partners LP (E)	SOFR +1.01% (E)	GSC	01/25/23 ††	91	—	11
Cazoo Group Ltd (E)	SOFR -18.00% (E)	GSC	12/29/22 ††	172	—	(113)
CC Neuberger Principal Holdings II (E)	SOFR +1.21% (E)	GSC	07/18/22 ††	1,293	—	2
Cerner Corporation (E)	SOFR +0.61% (E)	GSC	02/15/23 ††	5,640	—	99
Citrix Systems, Inc. (E)	SOFR +0.61% (E)	GSC	03/16/23 ††	2,740	—	(20)
Clinigen Group PLC (E)	SOFR +0.61% (E)	GSC	03/02/23 ††	266	—	(2)
CMC Materials, Inc (E)	SOFR +0.61% (E)	GSC	03/08/23 ††	2,361	—	31
Coherent, Inc. (E)	SOFR +0.61% (E)	GSC	03/30/23 ††	5,666	—	192
Crown Resorts Limited (E)	SOFR +0.61% (E)	GSC	03/24/23 ††	547	—	33
Entain PLC (E)	SOFR +0.61% (E)	GSC	11/16/22 ††	126	—	(29)
Ferro Corporation (E)	SOFR +0.61% (E)	GSC	02/16/23 ††	873	—	3
First Horizon Corporation (E)	SOFR +0.61% (E)	GSC	04/06/23 ††	1,782	—	4
GlaxoSmithKline PLC (E)	SOFR +0.61% (E)	GSC	02/23/23 ††	3,503	—	(54)
Healthcare Trust of America, Inc. (E)	SOFR +0.61% (E)	GSC	04/06/23 ††	476	—	(6)
Lagardere SCA (E)	SOFR +0.61% (E)	GSC	04/05/23 ††	265	—	1
Lennar Corporation (E)	SOFR +0.61% (E)	GSC	03/20/23 ††	2,287	—	(169)
Link Administration Holdings Limited (E)	SOFR +0.61% (E)	GSC	03/01/23 ††	616	—	13
Mandiant, Inc. (E)	SOFR +0.61% (E)	GSC	05/03/23 ††	1,464	—	4
Meggitt PLC (E)	SOFR +0.81% (E)	GSC	10/19/22 ††	2,841	—	(141)
Neles Oyj (E)	SOFR +0.61% (E)	GSC	02/01/23 ††	369	—	(98)
NeoPhotonics Corporation (E)	SOFR +0.61% (E)	GSC	03/22/23 ††	714	—	—
Rogers Corporation (E)	SOFR +0.61% (E)	GSC	02/15/23 ††	1,825	—	(8)
Saba Capital Income & Opportunities Fund (E)	SOFR +1.21% (E)	GSC	02/28/23 ††	90	—	2
Telecom Italia S.p.A. (E)	SOFR +0.61% (E)	GSC	02/15/23 ††	461	—	(77)
The Hartford Financial Services Group, Inc. (E)	SOFR +0.61% (E)	GSC	05/03/22 ††	2,085	—	196
Toshiba Corporation (E)	OBFR +0.55% (E)	GSC	05/20/22 ††	547	—	(58)
Uniper SE (E)	SOFR +0.61% (E)	GSC	12/14/22 ††	24	—	(10)
Uniti Broadband Limited (E)	SOFR +0.61% (E)	GSC	05/03/23 ††	286	—	1
Valvoline, Inc. (E)	SOFR +0.61% (E)	GSC	04/12/23 ††	4,822	—	308
Vifor Pharma AG (E)	SOFR +0.61% (E)	GSC	04/05/23 ††	719	—	29
Vodafone Group Public Limited Company (E)	SOFR +0.61% (E)	GSC	04/26/22 ††	4,589	—	(225)
Vonage Holdings Corp. (E)	SOFR +0.61% (E)	GSC	01/25/23 ††	1,587	—	(31)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Welbilt, Inc. (E)	SOFR +0.61% (E)	GSC	07/18/22 ††	1,237	—	(20)
Willis Towers Watson Public Limited Company (E)	SOFR +0.61% (E)	GSC	05/16/22 ††	939	—	(10)
Zynga Inc. (E)	SOFR +0.61% (E)	GSC	02/23/23 ††	3,870	—	99
Bayer Aktiengesellschaft (E)	OBFR +0.55% (E)	JPM	09/26/22 ††	1,874	—	241
BlackRock Floating Rate Income Strategies Fund, Inc. (E)	OBFR +0.76% (E)	JPM	03/06/23 ††	267	—	(16)
Daimler Truck Holding AG (E)	OBFR +0.55% (E)	JPM	01/17/23 ††	191	—	(103)
Deutsche Telekom AG (E)	OBFR +0.55% (E)	JPM	01/20/23 ††	5,666	—	(718)
Hitachi Metals, Ltd. (E)	OBFR +0.55% (E)	JPM	12/12/22 ††	533	—	(67)
Intertrust N.V. (E)	OBFR +0.55% (E)	JPM	04/11/23 ††	596	—	10
Invesco Senior Income Trust (E)	OBFR +0.38% (E)	JPM	02/28/23 ††	291	—	(6)
Mercedes-Benz Group AG (E)	OBFR +0.55% (E)	JPM	01/17/23 ††	381	—	63
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,521	—	(226)
SLM Corporation (E)	OBFR +0.38% (E)	JPM	09/23/22 ††	1,647	—	(27)
Vifor Pharma AG (E)	OBFR +0.55% (E)	JPM	04/24/23 ††	2,867	—	41
Vivendi SE (E)	OBFR +0.55% (E)	JPM	12/05/22 ††	1,926	—	48
					—	(1,100)
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (Q)	1M LIBOR -0.40% (Q)	BOA	12/05/22 ††	(554)	—	(28)
II-VI Incorporated (Q)	SOFR -0.35% (Q)	GSC	05/16/22 ††	(1,441)	—	59
Valmet Oy (Q)	SOFR -0.27% (Q)	GSC	02/01/23 ††	(327)	—	44
					—	75

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	72,820	127	16	72,963
Corporate Bonds And Notes	—	37,662	—	37,662
Other Equity Interests	—	—	4,430	4,430
Senior Floating Rate Instruments	—	4,184	2	4,186
Investment Companies	1,357	—	—	1,357
Rights	360	—	91	451
Preferred Stocks	391	—	—	391
Warrants	328	—	—	328
	75,256	41,973	4,539	121,768
Liabilities - Securities
Common Stocks	(7,668)	—	—	(7,668)
	(7,668)	—	—	(7,668)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	436	—	—	436
OTC Purchased Options	—	111	—	111
Open Forward Foreign Currency Contracts	—	472	—	472
OTC Total Return Swap Agreements	—	1,542	35	1,577
	436	2,125	35	2,596
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,532)	—	—	(1,532)
OTC Written Options	—	(314)	—	(314)
Open Forward Foreign Currency Contracts	—	(213)	—	(213)
OTC Total Return Swap Agreements	—	(2,602)	—	(2,602)
	(1,532)	(3,129)	—	(4,661)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.7%
Information Technology 15.4%
Accenture Public Limited Company - Class A	171	57,742
Apple Inc. (a)	1,480	258,407
Fidelity National Information Services, Inc.	340	34,152
Global Payments Inc.	450	61,523
KLA-Tencor Corp. (a)	58	21,174
Lam Research Corp. (a)	36	19,203
Marvell Technology, Inc.	563	40,380
MasterCard Incorporated - Class A	210	75,135
Microsoft Corporation (a)	1,634	503,691
Motorola Solutions Inc.	372	90,032
Salesforce.Com, Inc. (a)	271	57,632
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	654	68,162
Texas Instruments Incorporated (a)	738	135,439
Visa Inc. - Class A	336	74,609
Workday, Inc. - Class A (a)	89	21,272
		1,518,553
Health Care 10.0%
Anthem, Inc.	205	100,896
AstraZeneca PLC - ADR (a)	1,228	81,450
Baxter International Inc.	488	37,852
Becton, Dickinson and Company	328	87,224
Danaher Corporation	188	55,228
HCA Healthcare, Inc.	506	126,847
Humana Inc.	227	98,683
Novartis AG - ADR	818	71,777
Pfizer Inc.	2,808	145,387
UnitedHealth Group Incorporated	351	178,931
		984,275
Financials 9.6%
American Express Company	463	86,500
Bank of America Corporation	2,086	85,970
BlackRock, Inc.	93	70,850
JPMorgan Chase & Co.	1,081	147,377
Morgan Stanley	449	39,212
Progressive Corp.	1,004	114,396
S&P Global Inc.	156	63,906
The Blackstone Group Inc. - Class A	438	55,541
The Charles Schwab Corporation	3,079	259,579
The Goldman Sachs Group, Inc.	77	25,449
		948,780
Consumer Discretionary 6.4%
Amazon.com, Inc. (a)	55	179,105
Coupang, Inc. - Class A (a)	821	14,507
D.R. Horton, Inc.	212	15,828
Lennar Corporation - Class A	287	23,322
McDonald's Corporation	667	164,890
Starbucks Corporation (a)	716	65,178
The Home Depot, Inc.	284	85,085
TJX Cos. Inc.	1,409	85,371
		633,286
Industrials 6.0%
Airbus SE	261	31,543
Deere & Company	192	79,670
Fortive Corporation	965	58,794
Illinois Tool Works Inc.	346	72,429
Johnson Controls International Public Limited Company	1,358	89,053
Northrop Grumman Systems Corp.	125	55,867
Parker-Hannifin Corporation	178	50,516
Raytheon BBN Technologies Corp.	954	94,503
Trane Technologies Public Limited Company	370	56,566
		588,941
Communication Services 5.9%
Alphabet Inc. - Class A (a)	126	350,795
Electronic Arts Inc.	436	55,121
Facebook, Inc. - Class A (a)	819	182,184
		588,100
Consumer Staples 5.0%
Dollar General Corporation	136	30,278
Nestle SA - Class N	627	81,537
Procter & Gamble Co.	992	151,570
Sysco Corp.	1,447	118,178
The Coca-Cola Company	1,831	113,544
		495,107
Energy 2.5%
Shell PLC - Class A (a)	3,688	101,362
Shell PLC - Class A	215	5,913
Total SA	1,972	99,717
Total SA - ADR	793	40,064
		247,056
Utilities 2.3%
Constellation Energy Group, Inc. (a)	562	31,595
Exelon Corporation (a)	2,137	101,767
Sempra Energy	535	89,933
		223,295
Real Estate 1.8%
American Tower Corporation	214	53,644
ProLogis Inc.	306	49,454
VICI Properties Inc.	728	20,709
Welltower Inc.	545	52,350
		176,157
Materials 0.8%
FMC Corporation	473	62,197
Glencore PLC	2,456	16,047
		78,244
Total Common Stocks (cost $4,459,805)		6,481,794
GOVERNMENT AND AGENCY OBLIGATIONS 21.7%
Mortgage-Backed Securities 8.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	52	54
7.00%, 11/01/30 - 06/01/31	13	14
2.50%, 12/01/31 - 12/01/51	16,833	16,180
6.00%, 12/01/39	244	273
2.00%, 11/01/41 - 03/01/51	19,758	18,443
3.00%, 11/01/46 - 12/01/46	13,476	13,386
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	1,825	1,925
3.07%, 02/01/25	1,350	1,351
2.47%, 05/01/25	2,469	2,449
2.68%, 05/01/25	5,013	4,964
2.99%, 10/01/25	1,715	1,715
3.50%, 03/01/26	29	30
4.00%, 09/01/26 - 04/15/52	26,321	26,955
2.49%, 12/01/26	5,842	5,749
3.00%, 05/01/27 - 10/01/46	14,666	14,582
7.50%, 09/01/29	2	3
2.50%, 05/01/30 - 12/01/51	59,945	57,612
2.00%, 11/01/31 - 09/01/51	40,466	37,890
7.00%, 10/01/33	12	14
TBA, 2.50%, 04/15/37 - 05/15/52 (b)	130,449	124,938
5.50%, 03/01/38	73	80
6.50%, 10/01/38 - 10/01/39	67	75
5.00%, 07/01/40	95	101
1.50%, 11/01/41	8,794	7,957
TBA, 3.00%, 07/01/50 - 04/15/52 (b)	85,700	84,108
TBA, 4.00%, 05/15/51 (b)	14,600	14,845
TBA, 2.00%, 04/15/52 - 06/15/52 (b)	177,000	164,091
TBA, 3.50%, 04/15/52 (b)	77,275	77,414
TBA, 4.50%, 05/15/52 (b)	13,675	14,130
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	1,831	2,027
6.50%, 04/15/26	2	2
5.50%, 11/15/32 - 02/15/36	35	38
7.00%, 01/15/33 - 05/15/33	6	6
5.00%, 06/20/33 - 06/15/39	1,099	1,181
4.50%, 06/15/40 - 05/15/42	280	298
4.00%, 01/15/41 - 12/20/44	425	442
TBA, 2.00%, 04/15/52 (b)	27,475	26,124
TBA, 2.50%, 04/15/52 - 05/15/52 (b)	45,500	44,081

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
TBA, 3.00%, 04/15/52 - 05/15/52 (b)	38,650	38,153
TBA, 4.00%, 04/15/52 (b)	13,290	13,550
TBA, 4.50%, 04/15/52 (b)	8,325	8,613
		825,843
U.S. Treasury Note 7.7%
Treasury, United States Department of
0.25%, 09/30/23 - 09/30/25	81,925	76,702
0.38%, 10/31/23 - 01/31/26	91,705	87,066
0.50%, 11/30/23	38,115	37,049
0.13%, 12/15/23	19,200	18,519
0.88%, 01/31/24 (c)	52,000	50,676
1.50%, 02/29/24 (c)	5,220	5,144
1.75%, 06/30/24	8,930	8,800
1.50%, 10/31/24 - 11/30/28	25,705	24,643
0.75%, 11/15/24 - 08/31/26	61,560	57,439
1.00%, 12/15/24	23,425	22,510
0.25%, 08/31/25 (d)	28,135	26,034
0.88%, 06/30/26 - 09/30/26	98,820	92,154
0.63%, 07/31/26	23,655	21,829
1.13%, 10/31/26	25,970	24,428
1.25%, 11/30/26 - 06/30/28	149,025	140,870
1.88%, 02/28/27 - 02/15/32	71,595	69,159
2.88%, 08/15/28	625	640
		763,662
U.S. Treasury Bond 3.8%
Treasury, United States Department of
1.75%, 08/15/41	69,535	60,224
2.00%, 11/15/41 - 08/15/51	83,010	74,987
2.38%, 02/15/42 (c)	8,070	7,781
2.88%, 05/15/43 - 08/15/45	20,759	21,544
3.38%, 05/15/44	18,305	20,527
3.13%, 08/15/44	8,230	8,883
2.50%, 02/15/45 - 05/15/46	53,200	51,993
3.00%, 05/15/47	5,470	5,898
2.75%, 08/15/47 - 11/15/47	25,644	26,567
1.38%, 08/15/50	2,260	1,741
1.63%, 11/15/50	4,125	3,384
1.88%, 02/15/51 - 11/15/51	75,055	65,716
2.25%, 02/15/52	30,455	29,165
		378,410
Collateralized Mortgage Obligations 0.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 1.65%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,407
Federal Home Loan Mortgage Corporation
Series 2016-M3-DNA3, 5.46%, (1 Month USD LIBOR + 5.00%), 12/26/28 (e)	1,475	1,552
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	2,290	2,312
Series 2017-M2-DNA3, REMIC, 2.96%, (1 Month USD LIBOR + 2.50%), 03/25/30 (e)	5,718	5,754
Series GA-4000, REMIC, 2.00%, 07/15/31	429	436
Series 2021-M1-DNA2, REMIC, 0.90%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	1,613	1,607
Series PB-4166, REMIC, 1.75%, 03/15/41	519	529
Series JM-4165, REMIC, 3.50%, 09/15/41	739	755
Series AH-4143, REMIC, 1.75%, 09/15/42	5,620	5,404
Series AB-4122, REMIC, 1.50%, 10/15/42	521	499
Series DJ-4322, REMIC, 3.00%, 05/15/43	844	865
Series CA-4758, REMIC, 3.00%, 07/15/47	6,822	6,745
Series 2020-M2-DNA5, REMIC, 2.85%, (SOFR 30-Day Average + 2.80%), 10/25/50 (e)	3,217	3,229
Series 2021-M1-DNA1, REMIC, 0.75%, (SOFR 30-Day Average + 0.65%), 01/25/51 (e)	219	218
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	13,073	12,586
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.36%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	1,027	1,073
Series 2014-1M2-C04, 5.36%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	1,038	1,068
Series 2017-1M2-C05, REMIC, 2.66%, (1 Month USD LIBOR + 2.20%), 01/25/30 (e)	2,317	2,332
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,312	1,253
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	1,193	1,233
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,622	2,580
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	5,059	5,000
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	13,676	13,573
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,569	1,559
Series 2018-PA-77, REMIC, 3.50%, 02/25/48	2,610	2,699
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	3	3
		76,271
Municipal 0.7%
California Health Facilities Financing Authority
4.35%, 06/01/41 (b)	4,130	4,234
Chicago Transit Authority
6.90%, 12/01/40	675	868
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	173
3.29%, 06/01/42	375	339
3.00%, 06/01/46	935	926
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	266
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,139
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	700
Illinois, State of
5.10%, 06/01/33	24,275	25,814
Kansas Development Finance Authority
5.37%, 05/01/26	2,220	2,335
Metropolitan Transportation Authority
6.20%, 11/15/26	165	177
7.34%, 11/15/39	75	110
6.09%, 11/15/40	405	512
6.81%, 11/15/40	3,700	4,747
5.18%, 11/15/49	1,330	1,522
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,450	5,939
New York State Thruway Authority
5.88%, 04/01/30	840	980
O'Hare International Airport
6.40%, 01/01/40	155	208
Oregon School Boards Association
4.76%, 06/30/28	380	396
Philadelphia, City of
6.55%, 10/15/28	5,225	6,172
Sacramento, City of
6.42%, 08/01/23	1,065	1,122
Sales Tax Securitization Corporation
4.79%, 01/01/48	2,540	2,855
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	418
3.92%, 01/15/53	3,170	3,100
Utility Debt Securitization Authority
3.44%, 12/15/25	665	669
		68,721
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 05/25/32	8,300	7,931
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	4,678
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 0.47%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	319	319
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (e)	5,687	5,310
		18,238
Sovereign 0.1%
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,781
3.38%, 03/14/24 (f)	210	213
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,113
		8,107
Total Government And Agency Obligations (cost $2,206,696)		2,139,252

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 8.7%
Financials 3.9%
ACE Capital Trust II
9.70%, 04/01/30	525	720
American International Group, Inc.
4.25%, 03/15/29	9,840	10,325
3.40%, 06/30/30	3,425	3,414
4.50%, 07/16/44	1,078	1,185
4.75%, 04/01/48	715	825
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	8,865	8,027
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	5,609	5,128
2.53%, 11/18/27 (f)	12,127	10,789
AXA
8.60%, 12/15/30	425	562
Banco Santander, S.A.
3.13%, 02/23/23 (c) (g)	3,600	3,623
3.85%, 04/12/23	3,000	3,040
Bank of America Corporation
3.00%, 12/20/23	820	822
4.20%, 08/26/24	4,600	4,704
1.73%, 07/22/27	7,535	7,004
3.97%, 02/07/30	2,065	2,099
3.19%, 07/23/30	2,210	2,139
2.30%, 07/21/32	4,630	4,120
Barclays PLC
3.93%, 05/07/25 (c)	6,380	6,430
2.89%, 11/24/32 (c) (g)	7,725	6,993
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,360
BNP Paribas
3.38%, 01/09/25 (f) (g)	3,180	3,162
2.82%, 11/19/25 (f) (g)	3,570	3,483
BPCE
5.70%, 10/22/23 (f)	10,150	10,500
5.15%, 07/21/24 (f)	5,670	5,841
Capital One Financial Corporation
3.75%, 04/24/24 (c)	2,000	2,024
4.20%, 10/29/25	1,245	1,275
Citigroup Inc.
5.88%, 01/30/42	165	204
5.30%, 05/06/44	814	921
CNO Global Funding
2.65%, 01/06/29 (f)	11,400	10,535
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	6,165
Cordial Compania Financiera S.A
3.90%, 04/05/32 (f)	2,205	2,203
4.35%, 04/05/42 (f)	460	462
4.40%, 04/05/52 (f)	1,470	1,477
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	1,977
3.25%, 10/04/24 (f) (g)	3,020	3,017
4.38%, 03/17/25 (f) (g)	5,055	5,100
Credit Suisse (USA), Inc.
3.63%, 09/09/24	325	329
Credit Suisse Group AG
2.04%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,517
2.59%, 09/11/25 (f) (g)	2,025	1,953
3.09%, 05/14/32 (f)	19,395	17,450
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (g)	2,690	2,676
Danske Bank A/S
3.88%, 09/12/23 (f)	2,910	2,936
5.38%, 01/12/24 (f)	2,265	2,339
1.62%, 09/11/26 (f)	8,775	8,115
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	5,078
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	5,959
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,610
1.59%, 05/24/27	10,260	9,371
2.21%, 08/17/29 (g)	10,655	9,590
2.80%, 05/24/32	2,640	2,403
Imperial Brands Finance PLC
3.75%, 07/21/22 (f) (h)	8,285	8,293
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,465	8,187
JPMorgan Chase & Co.
3.38%, 05/01/23	590	596
2.52%, 04/22/31	5,845	5,405
1.95%, 02/04/32	875	765
2.58%, 04/22/32	3,080	2,825
6.40%, 05/15/38	425	555
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	131
4.57%, 02/01/29 (f)	456	484
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	552
MetLife, Inc.
4.13%, 08/13/42	265	274
Morgan Stanley
3.70%, 10/23/24	7,950	8,084
1.93%, 04/28/32	5,075	4,388
2.51%, 10/20/32	2,520	2,282
2.48%, 09/16/36	23,215	19,921
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,198
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,383
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	498
S&P Global Inc.
2.70%, 03/01/29 (f)	3,740	3,625
2.90%, 03/01/32 (f)	3,760	3,645
3.70%, 03/01/52 (f)	1,945	1,973
Santander Holdings USA, Inc.
3.40%, 01/18/23	7,435	7,486
Standard Chartered PLC
0.99%, 01/12/25 (f)	5,480	5,238
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	756
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	6,875	6,967
1.43%, 03/09/27	17,135	15,814
3.80%, 03/15/30	290	292
2.62%, 04/22/32	3,260	2,963
2.65%, 10/21/32	11,580	10,518
6.25%, 02/01/41	315	404
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	847
U.S. Bancorp
2.49%, 11/03/36	5,488	4,916
UBS Group AG
2.75%, 02/11/33 (f) (g)	16,355	14,912
UniCredit S.p.A.
1.98%, 06/03/27 (f)	4,230	3,823
Wells Fargo & Company
4.48%, 01/16/24	517	532
4.10%, 06/03/26	1,125	1,153
		383,666
Utilities 0.8%
American Transmission Systems, Incorporated
2.65%, 01/15/32 (c) (f)	6,020	5,562
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	981
5.95%, 05/15/37	780	952
Boston Gas Company
3.15%, 08/01/27 (f)	960	929
Cleco Corporate Holdings LLC
3.74%, 05/01/26	6,949	7,050
Commonwealth Edison Company
3.65%, 06/15/46	465	458
Consolidated Edison Company of New York, Inc.
3.20%, 12/01/51	4,670	4,136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
4.50%, 05/15/58	1,720	1,815
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,705
Georgia Power Company
4.75%, 09/01/40	1,085	1,156
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	620
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,560
MidAmerican Energy Company
4.25%, 05/01/46	55	60
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	2,851	2,894
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28 (c)	6,200	5,713
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	365
PECO Energy Company
2.85%, 09/15/51	2,000	1,739
Pennsylvania Electric Company
3.60%, 06/01/29 (f)	1,158	1,158
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	11,512
Sempra Energy
4.13%, 04/01/52	2,405	2,240
Southern California Edison Company
3.70%, 08/01/25	735	748
Southern California Gas Company
2.95%, 04/15/27	6,165	6,080
The Brooklyn Union Gas Company
3.41%, 03/10/26 (c) (f)	2,215	2,198
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,277
The Southern Company
2.95%, 07/01/23	2,820	2,830
4.00%, 01/15/51	3,880	3,754
		79,492
Information Technology 0.7%
Broadcom Inc.
4.70%, 04/15/25	11,565	12,011
2.60%, 02/15/33 (f)	3,520	3,060
3.42%, 04/15/33 (f)	7,225	6,741
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (c) (f)	16,100	13,588
Microchip Technology Incorporated
0.97%, 02/15/24 (c)	10,715	10,280
Oracle Corporation
3.65%, 03/25/41	2,860	2,490
3.60%, 04/01/50	6,585	5,475
3.95%, 03/25/51	7,040	6,173
3.85%, 04/01/60	1,495	1,229
Workday, Inc.
3.70%, 04/01/29	1,250	1,251
3.80%, 04/01/32	11,890	11,870
		74,168
Energy 0.7%
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (f)	10,090	9,635
Energy Transfer LP
7.60%, 02/01/24 (c)	1,030	1,098
4.95%, 06/15/28	2,925	3,071
Equinor ASA
3.00%, 04/06/27	11,800	11,754
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	20,320	18,734
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,741
3.45%, 10/15/27 (f)	465	448
Hess Corporation
7.30%, 08/15/31	7,695	9,418
5.60%, 02/15/41	4,305	4,846
Qatar Petroleum
3.13%, 07/12/41 (f)	3,745	3,425
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	4,958
		70,128
Communication Services 0.7%
AT&T Inc.
2.55%, 12/01/33	3,819	3,397
4.30%, 12/15/42	835	843
3.65%, 06/01/51	344	315
3.30%, 02/01/52	6,815	5,825
3.85%, 06/01/60	606	549
Comcast Corporation
3.95%, 10/15/25	4,345	4,490
5.65%, 06/15/35	165	198
4.40%, 08/15/35	2,325	2,500
6.50%, 11/15/35	34	44
3.75%, 04/01/40	5,800	5,805
3.97%, 11/01/47	237	242
4.00%, 11/01/49	285	290
2.89%, 11/01/51 (f)	1,955	1,665
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,755
Discovery Communications, LLC
3.95%, 03/20/28	4,376	4,374
4.13%, 05/15/29	1,924	1,940
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	500
7.30%, 07/01/38	285	346
6.75%, 06/15/39	285	331
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	5,888	6,005
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	205
Verizon Communications Inc.
2.36%, 03/15/32 (f)	27,666	24,990
4.75%, 11/01/41 (c)	265	292
		66,901
Health Care 0.6%
AbbVie Inc.
3.80%, 03/15/25	3,150	3,216
Aetna Inc.
2.80%, 06/15/23	3,340	3,351
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,464
Boston Scientific Corporation
2.65%, 06/01/30	7,220	6,773
Children's National Medical Center
2.93%, 07/15/50	3,145	2,587
CommonSpirit Health
4.20%, 08/01/23	5,150	5,228
4.35%, 11/01/42	1,575	1,587
4.19%, 10/01/49	2,854	2,857
3.91%, 10/01/50	325	311
CVS Health Corporation
4.88%, 07/20/35	1,135	1,243
Dignity Health
3.81%, 11/01/24	1,703	1,729
4.50%, 11/01/42	4,186	4,337
Gilead Sciences, Inc.
2.80%, 10/01/50	6,255	5,142
Mercy Health
3.56%, 08/01/27	4,070	4,057
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31	5,310	4,656
Sutter Health
2.29%, 08/15/30	1,555	1,408
The Toledo Hospital
5.33%, 11/15/28	4,045	4,253
5.75%, 11/15/38	1,475	1,601
		56,800
Consumer Discretionary 0.4%
AutoZone, Inc.
3.25%, 04/15/25	3,000	2,992
ERAC USA Finance LLC
3.30%, 10/15/22 (f)	1,045	1,053

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	9,502
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,660
Lowe`s Companies, Inc.
3.75%, 04/01/32	3,965	4,011
Magallanes, Inc.
4.28%, 03/15/32 (f)	2,030	2,041
5.05%, 03/15/42 (f)	1,510	1,540
5.14%, 03/15/52 (f)	8,555	8,758
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,351
		41,908
Industrials 0.4%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,257
Canadian Pacific Railway Limited
2.45%, 12/02/31	5,825	5,402
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	9,847
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (f)	1,545	1,521
3.95%, 03/10/25 (f)	10,090	10,206
The Boeing Company
2.20%, 02/04/26 (h)	7,410	7,007
United Technologies Corporation
3.95%, 08/16/25	2,545	2,627
		40,867
Real Estate 0.3%
American Tower Corporation
5.00%, 02/15/24	410	424
Cubesmart, L.P.
2.25%, 12/15/28	5,660	5,155
EPR Properties
4.75%, 12/15/26	1,245	1,249
4.95%, 04/15/28	1,240	1,242
3.75%, 08/15/29	7,890	7,448
3.60%, 11/15/31	11,400	10,364
		25,882
Consumer Staples 0.2%
Altria Group, Inc.
4.50%, 05/02/43	415	381
BAT Capital Corp.
3.56%, 08/15/27	16,355	15,928
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	3,777
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,640
		22,726
Total Corporate Bonds And Notes (cost $907,879)		862,538
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	855	544
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	7,290	6,748
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	312	309
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	547	542
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.46%, 09/27/66	11,545	10,735
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	545	546
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	381	380
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-A5-MF3, REMIC, 2.57%, 10/16/54	6,610	6,179
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 08/16/27	16	16
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.33%, (3 Month USD LIBOR + 1.09%), 01/15/31 (e)	1,355	1,346
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,160
Bank 2021-BNK35
Series 2021-A5-BN35, REMIC, 2.28%, 07/17/31 (e)	10,260	9,374
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	606	598
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,318	1,308
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	835	828
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	609	606
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.45%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	3,450	3,416
BlueMountain CLO Ltd
Series 2021-A-32A, 1.25%, (3 Month USD LIBOR + 1.17%), 10/16/34 (e)	6,910	6,836
BX Trust
Series 2021-A-LGCY, 0.70%, 10/15/36 (e)	17,700	17,092
Series 2021-B-ARIA, REMIC, 1.69%, (1 Month USD LIBOR + 1.30%), 10/15/26 (e)	7,510	7,358
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 1.05%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,702
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,636	1,492
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	1,055	973
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,601	1,497
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	839	768
CFMT 2021-AL1 LLC
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	13,178	12,880
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	16	15
COLT 2021-5 Mortgage Loan Trust
Series 2021-A1-5, REMIC, 1.73%, 11/25/66 (e)	6,479	6,021
Columbia Cent CLO 27 Ltd
Series 2018-AR-27A, 1.44%, (3 Month USD LIBOR + 1.19%), 01/25/35 (e)	900	886
Columbia Cent CLO 30 Limited
Series 2020-B-30A, 2.00%, (3 Month USD LIBOR + 1.75%), 01/20/34 (e)	1,240	1,224
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	833	833
Credit Acceptance Auto Loan Trust 2020-3
Series 2020-A-3A, 1.24%, 10/15/29	8,645	8,511
CSMC 2021-NQM8 Trust
Series 2021-A1-NQM8, REMIC, 1.84%, 11/25/25 (e)	3,583	3,426
Domino's Pizza, Inc.
Series 2021-A2II-1A, 3.15%, 04/25/31	4,124	3,945
FirstKey Homes 2021-SFR1 Trust
Series 2021-A-SFR1, REMIC, 1.54%, 08/17/26	8,223	7,645
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,921	1,928
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	3,773	3,523
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,833
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,305
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,087
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.51%, 09/25/22 (e)	730	734
Series 2017-B-K725, REMIC, 3.88%, 02/25/24 (e)	725	730
Series 2015-B-K44, REMIC, 3.67%, 01/25/25 (e)	1,300	1,305
Series 2015-B-K46, REMIC, 3.70%, 03/25/25 (e)	720	719

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
Series 2015-B-K50, REMIC, 3.78%, 08/25/25 (e)	910	921
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (e)	4,015	4,098
Series 2016-B-K55, REMIC, 4.16%, 04/25/26 (e)	1,165	1,188
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	3,904
Home Partners of America Trust
Series 2021-B-2, 2.30%, 12/17/26	6,953	6,466
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	201	187
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	755	673
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,332	1,253
KKR Clo 16 Ltd
Series A1R2-16, 1.46%, (3 Month USD LIBOR + 1.21%), 10/20/34 (e)	3,690	3,656
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 1.10%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,435	1,403
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	738	678
Magnetite VII Ltd
Series 2012-A1R2-7A, 1.04%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,052	4,035
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	325	308
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	898	888
Mill City Mortgage Loan Trust
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	695	691
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,248
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,595
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,895
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,443
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,377
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/33	2,396	2,178
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	928
Series 2021-A-3-A, 2.51%, 11/15/45	605	560
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,639
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,874
Sofi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	1,869	1,840
Sonic Capital LLC
Series 2021-A2I-1A, 2.19%, 08/20/28	3,799	3,474
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 1.27%, (1 Month USD LIBOR + 1.08%), 11/15/23 (e)	8,820	8,616
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	917	849
Starwood Mortgage Residential Trust 2021-6
Series 2021-A1-6, REMIC, 1.92%, 11/25/66 (e)	5,677	5,398
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.19%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	399	399
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	3,406	3,097
Series 2021-A2II-1A, 2.29%, 02/25/29	3,117	2,822
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	174	174
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	608	606
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	1,404	1,394
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	394	370
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	42	42
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	3,682	3,681
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	5,075
Voya CLO Ltd
Series 2014-AAR2-1A, 1.23%, (3 Month USD LIBOR + 0.99%), 04/18/31 (e)	858	854
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,864
Series 2017-A5-C38, REMIC, 3.45%, 06/17/27	5,400	5,417
Total Non-U.S. Government Agency Asset-Backed Securities (cost $262,380)		250,961
SHORT TERM INVESTMENTS 8.0%
Investment Companies 7.8%
JNL Government Money Market Fund, 0.01% (j) (k)	771,409	771,409
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.23% (j) (k)	14,178	14,178
Total Short Term Investments (cost $785,587)		785,587
Total Investments 106.6% (cost $8,622,347)		10,520,132
Other Derivative Instruments 0.0%		121
Other Assets and Liabilities, Net (6.6)%		(653,566)
Total Net Assets 100.0%		9,866,687

(a) Non-income producing security.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2022, the total payable for investments purchased on a delayed delivery basis was $618,533.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2022, the value and the percentage of net assets of these securities was $378,484 and 3.8% of the Fund.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2022.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	94	June 2022	11,864	24	(314)
United States 2 Year Note	396	July 2022	85,052	65	(1,131)
United States 5 Year Note	554	July 2022	65,382	78	(1,845)
				167	(3,290)
Short Contracts
United States 10 Year Ultra Bond	(112)	June 2022	(15,387)	(46)	215

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	6,145,675	336,119	—	6,481,794
Government And Agency Obligations	—	2,139,252	—	2,139,252
Corporate Bonds And Notes	—	862,538	—	862,538
Non-U.S. Government Agency Asset-Backed Securities	—	250,961	—	250,961
Short Term Investments	785,587	—	—	785,587
	6,931,262	3,588,870	—	10,520,132
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	215	—	—	215
	215	—	—	215
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,290)	—	—	(3,290)
	(3,290)	—	—	(3,290)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 96.4%
Financials 19.7%
Ares Management Corporation - Class A	53	4,307
Bank of America Corporation	290	11,958
BlackRock, Inc.	13	9,572
Chubb Limited	90	19,341
JPMorgan Chase & Co.	167	22,753
M&T Bank Corporation	42	7,066
MetLife, Inc.	244	17,159
Morgan Stanley	214	18,739
Progressive Corp.	84	9,523
Royal Bank of Canada	77	8,482
The PNC Financial Services Group, Inc.	44	8,067
Truist Financial Corporation	173	9,811
		146,778
Health Care 17.2%
Anthem, Inc.	23	11,279
AstraZeneca PLC - ADR (a)	124	8,239
Baxter International Inc.	95	7,392
Becton, Dickinson and Company	30	7,879
Eli Lilly & Co.	61	17,501
Johnson & Johnson	143	25,287
Medtronic Public Limited Company	46	5,113
Merck & Co., Inc.	146	11,999
Pfizer Inc.	406	21,020
UnitedHealth Group Incorporated	25	12,714
		128,423
Consumer Staples 12.6%
Archer-Daniels-Midland Company	89	8,013
Kellogg Co.	72	4,656
Kimberly-Clark Corporation	64	7,829
Mondelez International, Inc. - Class A (a)	257	16,159
Nestle S.A. - Series B - ADR	15	1,990
PepsiCo, Inc. (a)	56	9,421
Philip Morris International Inc.	136	12,820
Procter & Gamble Co.	130	19,815
The Coca-Cola Company	106	6,556
Unilever Plc - ADR	146	6,660
		93,919
Industrials 10.5%
Canadian National Railway Company	58	7,727
Caterpillar Inc.	32	7,058
Eaton Corporation Public Limited Company	71	10,807
General Dynamics Corporation	59	14,227
Honeywell International Inc. (a)	18	3,581
Johnson Controls International Public Limited Company	145	9,533
L3Harris Technologies, Inc.	35	8,697
Northrop Grumman Systems Corp.	16	7,135
Raytheon BBN Technologies Corp.	98	9,687
		78,452
Information Technology 9.5%
Analog Devices, Inc. (a)	62	10,203
Broadcom Inc. (a)	10	6,240
Cisco Systems, Inc. (a)	363	20,253
Corning Incorporated	212	7,817
Fidelity National Information Services, Inc.	33	3,338
TE Connectivity Ltd. (b)	68	8,845
Texas Instruments Incorporated (a)	77	14,120
		70,816
Utilities 8.2%
American Electric Power Company, Inc. (a)	127	12,694
Constellation Energy Group, Inc. (a)	63	3,542
Dominion Energy, Inc.	98	8,348
DTE Energy Company	28	3,641
Duke Energy Corporation	73	8,184
Exelon Corporation (a)	284	13,545
Sempra Energy	70	11,726
		61,680
Energy 8.2%
ConocoPhillips	211	21,095
Coterra Energy Inc	307	8,269
EOG Resources, Inc.	12	1,455
Phillips 66	52	4,492
Pioneer Natural Resources Co.	66	16,584
TC Energy Corporation (c)	161	9,115
		61,010
Materials 3.4%
Celanese Corp. - Class A	35	4,963
LyondellBasell Industries N.V. - Class A	94	9,628
PPG Industries, Inc.	67	8,783
Rio Tinto PLC - ADR (c)	27	2,181
		25,555
Consumer Discretionary 3.4%
Lowe`s Companies, Inc.	63	12,721
The Home Depot, Inc.	21	6,337
TJX Cos. Inc.	102	6,191
		25,249
Communication Services 3.1%
Comcast Corporation - Class A (a)	350	16,411
Verizon Communications Inc.	135	6,876
		23,287
Real Estate 0.6%
Crown Castle International Corp.	24	4,423
Total Common Stocks (cost $666,027)		719,592
PREFERRED STOCKS 0.7%
Health Care 0.7%
Roche Holding AG	13	5,166
Total Preferred Stocks (cost $4,452)		5,166
SHORT TERM INVESTMENTS 4.1%
Investment Companies 2.5%
JNL Government Money Market Fund, 0.01% (d) (e)	18,988	18,988
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 0.23% (d) (e)	11,731	11,731
Total Short Term Investments (cost $30,719)		30,719
Total Investments 101.2% (cost $701,198)		755,477
Other Assets and Liabilities, Net (1.2)%		(9,233)
Total Net Assets 100.0%		746,244

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2022.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	8,927	8,845	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	719,592	—	—	719,592
Preferred Stocks	5,166	—	—	5,166
Short Term Investments	30,719	—	—	30,719
	755,477	—	—	755,477

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.4%
United States of America 57.2%
Alexandria Real Estate Equities, Inc.	81	16,216
American Tower Corporation	78	19,525
AvalonBay Communities, Inc.	148	36,704
Brixmor Property Group Inc.	1,010	26,079
Camden Property Trust	124	20,658
CBRE Group, Inc. - Class A (a)	194	17,758
Douglas Emmett, Inc.	298	9,947
Equinix, Inc.	20	14,718
Extra Space Storage Inc.	142	29,159
Hilton Grand Vacations Inc. (a)	198	10,313
Independence Realty Trust, Inc.	717	18,948
Kimco Realty Corporation	835	20,614
Life Storage Inc.	167	23,483
Phillips Edison & Company, Inc. (a)	241	8,274
Playa Hotels & Resorts N.V. (a)	943	8,158
ProLogis Inc.	410	66,262
Rexford Industrial Realty, Inc.	317	23,683
Ryman Hospitality Properties, Inc. (a)	149	13,825
SBA Communications Corporation (a)	14	4,793
Simon Property Group, Inc.	108	14,169
SL Green Realty Corp.	273	22,167
Spirit Realty Capital, Inc.	194	8,913
Sun Communities Inc.	118	20,655
UDR, Inc.	372	21,333
VICI Properties Inc.	495	14,080
Welltower Inc.	449	43,198
		533,632
Japan 9.3%
Comforia Residential REIT, Inc	3	8,588
CRE Logistics REIT, Inc.	1	2,199
Daiwa Office Investment Corporation	1	8,034
Hoshino Resorts REIT, Inc.	1	7,949
JTower Inc. (a)	57	3,316
Mitsui Fudosan Co. Ltd.	881	18,816
Nomura Real Estate Holdings, Inc.	241	5,754
Oriental Land Co. Ltd.	98	18,791
Tokyo Tatemono Co. Ltd.	909	13,611
		87,058
Canada 5.3%
Boardwalk Real Estate Investment Trust	151	7,122
Brookfield Asset Management Inc. - Class A (a)	243	13,757
StorageVault Canada Inc.	2,757	15,415
Tricon Residential Inc.	842	13,406
		49,700
Sweden 4.2%
Catena AB	197	11,947
Cibus Nordic Real Estate AB (publ)	304	8,118
Fastighets Ab Balder - Class B (a)	296	19,495
		39,560
Hong Kong 4.1%
CK Asset Holdings Limited	3,050	20,846
Hongkong Land Holdings Ltd. (a)	3,550	17,358
		38,204
Singapore 3.9%
Capitaland Investment Limited	7,516	22,050
Suntec Real Estate Investment Trust	10,986	14,144
		36,194
United Kingdom 3.2%
Safestore Holdings PLC	766	13,277
The British Land Company Public Limited Company	2,416	16,786
		30,063
Australia 2.7%
Goodman Funding Pty Ltd	943	16,014
Lifestyle Communities Ltd	362	4,564
Vicinity Centres RE Ltd	3,463	4,777
		25,355
Spain 2.1%
Cellnex Telecom, S.A. (a) (b)	410	19,715
France 2.0%
Klepierre	683	18,135
Vietnam 1.0%
Vinhomes Joint Stock Company	2,663	8,836
Germany 0.9%
Vonovia SE	179	8,373
Finland 0.9%
Kojamo Oyj (b)	337	8,075
United Arab Emirates 0.8%
Emaar Properties PJSC	4,612	7,510
Belgium 0.8%
VGP	27	6,995
Malta 0.0%
BGP Holdings PLC (a) (c)	5,552	4
Total Common Stocks (cost $819,832)		917,409
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.01% (d) (e)	11,705	11,705
Total Short Term Investments (cost $11,705)		11,705
Total Investments 99.6% (cost $831,537)		929,114
Other Assets and Liabilities, Net 0.4%		3,398
Total Net Assets 100.0%		932,512

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/15/21	22,536	19,715	2.1
Kojamo Oyj	07/14/21	8,241	8,075	0.9
		30,777	27,790	3.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	533,632	—	—	533,632
Japan	—	87,058	—	87,058
Canada	49,700	—	—	49,700
Sweden	—	39,560	—	39,560
Hong Kong	—	38,204	—	38,204
Singapore	—	36,194	—	36,194
United Kingdom	—	30,063	—	30,063
Australia	—	25,355	—	25,355
Spain	—	19,715	—	19,715
France	—	18,135	—	18,135
Vietnam	—	8,836	—	8,836
Germany	—	8,373	—	8,373
Finland	—	8,075	—	8,075
United Arab Emirates	—	7,510	—	7,510
Belgium	—	6,995	—	6,995
Malta	—	—	4	4
Short Term Investments	11,705	—	—	11,705
	595,037	334,073	4	929,114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.5%
U.S. Treasury Bill 39.2%
Treasury, United States Department of
0.08%, 04/05/22 (a)	43,025	43,025
0.09%, 04/07/22 (a)	20,975	20,975
0.06%, 04/14/22 (a)	59,700	59,699
0.09%, 04/19/22 (a)	42,525	42,523
0.17%, 04/21/22 (a)	20,825	20,823
0.20%, 04/26/22 (a)	58,975	58,967
0.06%, 04/28/22 (a)	46,550	46,548
0.13%, 05/03/22 (a)	15,000	14,998
0.22%, 05/05/22 (a)	50,325	50,321
0.15%, 05/10/22 (a)	41,650	41,643
0.18%, 05/12/22 (a)	45,200	45,191
0.27%, 05/17/22 (a)	118,011	117,971
0.07%, 05/19/22 (a)	10,800	10,799
0.28%, 05/24/22 (a)	20,850	20,842
0.28%, 05/31/22 (a)	22,475	22,464
0.33%, 06/02/22 (a)	21,550	21,547
0.34%, 06/07/22 (a)	22,850	22,835
0.11%, 06/09/22 (a)	43,225	43,216
0.44%, 06/14/22 (a)	23,200	23,179
0.09%, 06/16/22 (a)	43,920	43,909
0.16%, 06/23/22 (a)	31,900	31,888
0.58%, 06/28/22 (a)	34,875	34,826
0.21%, 06/30/22 (a)	21,275	21,264
0.22%, 07/07/22 (a)	20,975	20,963
0.28%, 07/14/22 (a)	10,475	10,467
0.37%, 07/21/22 (a)	20,825	20,802
0.51%, 08/04/22 (a)	5,700	5,690
0.08%, 08/11/22 (a)	17,350	17,345
0.78%, 08/18/22 (a)	11,500	11,466
0.24%, 12/01/22 (a)	10,750	10,732
0.40%, 12/29/22 (a)	10,600	10,569
0.64%, 01/26/23 (a)	10,700	10,644
		978,131
U.S. Government Agency Obligations 11.9%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.70%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	8,515	8,515
Federal Farm Credit Banks Consolidated Systemwide Bonds
0.29%, (SOFR + 0.03%), 12/06/22 (b) (c)	43,075	43,075
0.30%, (SOFR + 0.04%), 07/12/23 (b) (c)	10,370	10,369
0.32%, (SOFR + 0.05%), 09/29/23 (b) (c)	12,380	12,380
Federal Farm Credit Banks Funding Corporation
0.88%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,150	6,150
0.32%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,700
0.34%, (Federal Funds + 0.02%), 04/13/23 (b) (c)	14,500	14,500
Federal Home Loan Bank of Atlanta
0.28%, (SOFR + 0.01%), 08/02/22 - 10/27/22 (b) (c)	72,000	72,001
0.28%, (SOFR + 0.01%), 09/16/22 (b) (c)	45,350	45,350
Federal Home Loan Bank of New York
0.33%, (SOFR + 0.06%), 05/12/22 (b) (c)	30,000	30,000
FHLBanks Office of Finance
0.27%, (SOFR + 0.00%), 04/29/22 (b) (c)	35,125	35,125
		296,165
U.S. Treasury Note 5.7%
Treasury, United States Department of
0.72%, (3 Month Treasury + 0.11%), 04/30/22 (b)	48,075	48,079
0.13%, 05/31/22	11,725	11,726
1.88%, 05/31/22 - 08/31/22	36,925	37,097
0.66%, (3 Month Treasury + 0.06%), 10/31/22 (b)	46,175	46,188
		143,090
Discount Notes 2.7%
FHLBanks Office of Finance
0.30%, 05/11/22 (a) (c)	66,025	66,003
Total Government And Agency Obligations (cost $1,483,389)		1,483,389
REPURCHASE AGREEMENTS 24.1%
Repurchase Agreements (d)		601,500
Total Repurchase Agreements (cost $601,500)		601,500
Total Investments 83.6% (cost $2,084,889)		2,084,889
Other Assets and Liabilities, Net 16.4%		409,898
Total Net Assets 100.0%		2,494,787

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at March 31, 2022, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 4.50%, due 05/15/38	2,128	2,754	0.30	03/31/22	04/01/22	2,700	2,700	2,700
BNP	Federal National Mortgage Association, Inc., 2.00%-3.00%, due 03/01/28-03/01/52	14,206	13,809
	Federal Home Loan Mortgage Corporation, 3.00%-5.50%, due 07/01/33-03/01/52	26,006	25,628
	Treasury, United States Department of, 0.25%-3.38%, due 10/31/25-11/15/48	30	28
	Government National Mortgage Association, 2.00%, due 12/20/50	34,944	33,261
		75,186	72,726	0.29	03/31/22	04/01/22	71,301	71,300	71,300
BNP	Treasury, United States Department of, 0.00%-3.00%, due 04/21/22-08/15/48	83,015	76,500	0.29	03/31/22	04/01/22	75,001	75,000	75,000
BNS	Treasury, United States Department of, 0.00%-2.50%, due 09/08/22-02/15/42	25,321	25,500	0.29	03/31/22	04/01/22	25,000	25,000	25,000
BOA	Government National Mortgage Association, 3.00%-4.00%, due 10/20/49-01/20/52	62,088	62,526	0.30	03/31/22	04/01/22	61,301	61,300	61,300
DUB	Federal Farm Credit Banks Funding Corporation, 0.13%-1.13%, due 03/20/23-01/06/25	73,250	73,190
	Federal Home Loan Bank, 0.00%-2.13%, due 04/08/22-03/10/23	128,452	128,158
		201,702	201,348	0.30	03/31/22	04/01/22	197,402	197,400	197,400
GSC	Government National Mortgage Association, 3.00%-5.50%, due 12/15/24-12/15/60	81,502	81,294	0.30	03/31/22	04/01/22	79,701	79,700	79,700
JPM	Treasury, United States Department of, 0.63%, due 11/30/27	43,895	39,780	0.28	03/31/22	04/01/22	39,000	39,000	39,000
RBC	Treasury, United States Department of, 1.25%, due 06/30/28	54,605	51,036
RBC	Federal National Mortgage Association, Inc., 2.00%-4.00%, due 08/01/42-11/01/51	68	64
	Federal Home Loan Mortgage Corporation, 2.00%-4.00%, due 06/01/45-05/01/51	2	2
		54,675	51,102	0.30	03/31/22	04/01/22	50,100	50,100	50,100
									601,500

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,483,389	—	1,483,389
Repurchase Agreements	—	601,500	—	601,500
	—	2,084,889	—	2,084,889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.0%
Health Care 20.5%
Anthem, Inc.	80	39,524
AstraZeneca PLC - ADR (a)	350	23,201
Becton, Dickinson and Company	90	23,931
Boston Scientific Corporation (a)	481	21,311
Centene Corporation (a)	325	27,355
Eli Lilly & Co.	124	35,623
Medtronic Public Limited Company	234	25,934
Merck & Co., Inc.	387	31,793
Pfizer Inc.	967	50,042
UnitedHealth Group Incorporated	119	60,630
		339,344
Financials 19.0%
Ares Management Corporation - Class A	277	22,531
Assurant, Inc.	119	21,577
Chubb Limited	157	33,540
JPMorgan Chase & Co.	377	51,388
LPL Financial Holdings Inc. (a)	138	25,299
M&T Bank Corporation	175	29,704
MetLife, Inc.	507	35,599
Morgan Stanley	329	28,779
Progressive Corp.	200	22,759
The PNC Financial Services Group, Inc.	117	21,664
Truist Financial Corporation	379	21,499
		314,339
Information Technology 12.4%
Amdocs Limited	217	17,858
Analog Devices, Inc. (a)	149	24,635
Cisco Systems, Inc. (a)	800	44,588
Corning Incorporated	592	21,845
F5 Networks, Inc. (a)	111	23,167
Global Payments Inc.	158	21,654
Micron Technology, Inc. (a)	266	20,683
Qorvo, Inc. (a)	166	20,663
VMware, Inc. - Class A (a)	98	11,129
		206,222
Industrials 11.5%
Fortune Brands Home & Security, Inc.	175	13,036
General Dynamics Corporation	102	24,530
Hubbell Inc.	100	18,329
Johnson Controls International Public Limited Company	375	24,564
Knight-Swift Transportation Holdings Inc. - Class A	279	14,089
L3Harris Technologies, Inc.	107	26,646
Middleby Corp. (a)	115	18,802
Northrop Grumman Systems Corp.	50	22,187
Raytheon BBN Technologies Corp.	294	29,118
		191,301
Communication Services 7.2%
Alphabet Inc. - Class C (a)	13	36,742
Comcast Corporation - Class A (a)	834	39,031
Electronic Arts Inc.	181	22,935
Omnicom Group Inc.	252	21,417
		120,125
Utilities 6.2%
Dominion Energy, Inc.	286	24,301
Duke Energy Corporation	215	24,043
Exelon Corporation (a)	532	25,328
Sempra Energy	176	29,638
		103,310
Energy 5.6%
ConocoPhillips	362	36,215
Phillips 66	281	24,242
Pioneer Natural Resources Co.	127	31,684
		92,141
Real Estate 5.1%
CBRE Group, Inc. - Class A (a)	182	16,658
Gaming and Leisure Properties, Inc. (a)	500	23,475
Host Hotels & Resorts, Inc. (a)	1,196	23,232
Welltower Inc.	213	20,457
		83,822
Consumer Discretionary 4.9%
Gentex Corp. (a)	702	20,485
Lennar Corporation - Class A	170	13,796
The Home Depot, Inc.	52	15,722
TJX Cos. Inc.	278	16,833
Victoria's Secret & Co. (a)	273	14,032
		80,868
Consumer Staples 2.7%
Keurig Dr Pepper Inc. (a)	549	20,797
Mondelez International, Inc. - Class A (a)	379	23,780
		44,577
Materials 1.9%
Axalta Coating Systems Ltd. (a)	609	14,973
Sealed Air Corporation	255	17,045
		32,018
Total Common Stocks (cost $1,228,064)		1,608,067
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	49	19,329
Total Preferred Stocks (cost $13,497)		19,329
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund, 0.01% (b) (c)	53,905	53,905
Total Short Term Investments (cost $53,905)		53,905
Total Investments 101.4% (cost $1,295,466)		1,681,301
Other Assets and Liabilities, Net (1.4)%		(23,955)
Total Net Assets 100.0%		1,657,346

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2022.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,608,067	—	—	1,608,067
Preferred Stocks	19,329	—	—	19,329
Short Term Investments	53,905	—	—	53,905
	1,681,301	—	—	1,681,301

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CAD - Canadian Dollar	GBP - British Pound	KZT - Kazakhstani Tenge	TRY - Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso

Abbreviations:

ADR - American Depositary Receipt	LLC/L.L.C. - Limited Liability Companies
ASX - Australian Securities Exchange	MBS - Mortgage-Backed Security
BADLAR - Argentina Deposit Rates	MEXIBOR - Mexico Interbank Offered Rate
BRAZIBOR - Brazil Interbank Offered Rate	MICEX - Moscow Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MPOR - Moscow Prime Offered Rate
BUBOR - Budapest Interbank Offered Rate	MSCI - Morgan Stanley Capital International
CAPE - Cyclically Adjusted Price Earnings	NASDAQ - National Association of Securities Dealers Automated Quotations
CDI - CHESS Depositary Interests	NVDR - Non-Voting Depository Receipt
CDX.EM - Credit Default Swap Index - Emerging Markets	OAT - Obligations Assimilables du Tresor
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	OBFR - Overnight Bank Funding Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	PJSC - Private Joint Stock Company
CLO - Collateralized Loan Obligation	PLC/P.L.C./Plc - Public Limited Company
CMBX.NA - Commercial Mortgage-backed Securities Index North America	RBOB - Reformulated Blendstock for Oxygenate Blending
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	REIT - Real Estate Investment Trust
DAX - Deutscher Aktienindex	REMIC - Real Estate Mortgage Investment Conduit
DIP - Debtor-in-possession	RTS - Russian Trading System
EAFE - Europe, Asia and Far East	S&P - Standard & Poor's
ETF - Exchange Traded Fund	SCB - Standard Chartered Bank
EURIBOR - Europe Interbank Offered Rate	SDR - Sweedish Depositary Receipt
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 4.5 to 5.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TIPS - Treasury Inflation-Protected Securities
term of 24 to 35 years	TONAR - Tokyo Overnight Average Rate
Euro OAT - debt instrument issued by the Republic of Italy with a	TOPIX - Tokyo Stock Price Index
term of 8.5 to 10.5 years	TSX - Toronto Stock Exchange
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	ULSD - Ultra Low Sulfur Diesel
term of 1.75 to 2.25 years	US - United States
FTSE - Financial Times Stock Exchange	WTI - West Texas Intermediate
GDR - Global Depositary Receipt
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonized Index of Consumer Prices
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company
JIBAR - Johannesburg Interbank Average Rate
LIBOR - London Interbank Offered Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	HSB - HSBC Securities Inc.	SSB - State Street Brokerage Services
BCL - Barclays Capital Inc.	JPM - J.P. Morgan Securities Inc.	TDB - Toronto -Dominion Bank
BNP - BNP Paribas Securities	MBL - Macquarie Bank Limited	UBS - UBS Securities, LLC
BOA - Bancamerica Securities/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.
BPC - BroadPoint Capital, Inc.	MSC - Morgan Stanley & Co. Inc.
CGM - Citigroup Global Markets	NSI - Normura Securities International Inc
CIB - Canadian Imperial Bank of Commerce	NTS - Northern Trust Securities
CIT - Citibank, Inc	RBC - Royal Bank of Canada
CSI - Credit Suisse Securities, LLC	SBI - Sanford C.Bernstein & CO., INC
DUB - Deutsche Bank AG.	SCB - Standard Chartered Bank
GSC - Goldman Sachs & Co.	SIG - Susquehanna Investment Group

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2022. The following table details the investments held during the period ended March 31, 2022.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	—	9,990	5,244	—	4,746	1.4
JNL iShares Tactical Moderate Fund	258	7,359	6,950	—	667	0.3
JNL iShares Tactical Moderate Growth Fund	273	11,278	8,144	—	3,407	1.0
JNL/Vanguard Growth ETF Allocation Fund	1,273	19,989	20,547	—	715	—
JNL/Vanguard Moderate ETF Allocation Fund	932	23,682	24,294	—	320	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	459	25,271	25,225	—	505	0.1
JNL Bond Index Fund	172,796	47,289	56,628	4	163,457	13.6
JNL Emerging Markets Index Fund	10,214	31,829	29,268	—	12,775	1.3
JNL International Index Fund	9,154	38,320	44,040	—	3,434	0.1
JNL Mid Cap Index Fund	49,679	101,954	105,023	1	46,610	1.3
JNL Small Cap Index Fund	8,884	75,521	76,677	—	7,728	0.3
JNL Multi-Manager Alternative Fund	228,838	362,095	345,595	5	245,338	19.4
JNL Multi-Manager Emerging Markets Equity Fund	44,198	107,994	119,208	—	32,984	2.7
JNL Multi-Manager International Small Cap Fund	17,033	38,520	46,879	—	8,674	1.1
JNL Multi-Manager Mid Cap Fund	52,860	86,836	70,323	1	69,373	3.9
JNL Multi-Manager Small Cap Growth Fund	77,799	190,952	174,075	2	94,676	3.4
JNL Multi-Manager Small Cap Value Fund	46,869	107,577	103,727	1	50,719	2.8
JNL S&P 500 Index Fund	5,381	14,823	20,204	—	—	—
JNL/AQR Large Cap Defensive Style Fund	18,445	14,475	9,827	—	23,093	5.7
JNL/Baillie Gifford International Growth Fund	14,155	34,051	38,649	—	9,557	1.0
JNL/Baillie Gifford U.S. Equity Growth Fund	1,678	4,540	5,562	—	656	0.6
JNL/BlackRock Advantage International Fund	5,366	7,834	11,943	—	1,257	1.9
JNL/BlackRock Global Allocation Fund	527,000	473,500	249,000	17	751,500	20.5
JNL/BlackRock Global Natural Resources Fund	14,866	279,057	283,889	1	10,034	0.8
JNL/BlackRock Large Cap Select Growth Fund	4,752	522,518	414,996	1	112,274	2.4
JNL/Causeway International Value Select Fund	27,529	410,613	233,080	1	205,062	13.0
JNL/ClearBridge Large Cap Growth Fund	15,436	148,255	80,408	1	83,283	5.9
JNL/DFA International Core Equity Fund	4,078	17,760	20,284	—	1,554	1.1
JNL/DFA U.S. Core Equity Fund	2,782	78,638	77,481	—	3,939	0.3
JNL/DFA U.S. Small Cap Fund	1,241	26,473	24,737	—	2,977	0.6
JNL/DoubleLine Core Fixed Income Fund	81,004	316,515	272,011	3	125,508	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,500	112,726	109,864	—	8,362	1.1
JNL/DoubleLine Shiller Enhanced CAPE Fund	166,413	211,836	291,238	3	87,011	3.3
JNL/DoubleLine Total Return Fund	39,575	199,570	161,657	1	77,488	3.3
JNL/Fidelity Institutional Asset Management Total Bond Fund	89,435	187,807	136,921	2	140,321	10.9
JNL/First Sentier Global Infrastructure Fund	8,039	53,590	50,479	—	11,150	1.1
JNL/Franklin Templeton Global Multisector Bond Fund	44,483	80,286	29,701	2	95,068	19.6
JNL/Franklin Templeton Growth Allocation Fund	30,188	89,649	80,649	1	39,188	3.6
JNL/Franklin Templeton Income Fund	46,291	213,662	221,390	1	38,563	2.2
JNL/Goldman Sachs 4 Fund	25,581	294,327	275,792	1	44,116	0.7
JNL/GQG Emerging Markets Equity Fund	23,144	130,007	141,305	1	11,846	1.6
JNL/Harris Oakmark Global Equity Fund	12,505	63,225	71,256	—	4,474	0.5
JNL/Heitman U.S. Focused Real Estate Fund	11,872	18,301	25,454	—	4,719	1.5
JNL/Invesco Diversified Dividend Fund	29,506	122,346	140,146	1	11,706	1.1
JNL/Invesco Global Growth Fund	13,238	43,977	44,215	—	13,000	0.6
JNL/Invesco International Growth Fund	26,623	118,862	104,640	1	40,845	4.0
JNL/Invesco Small Cap Growth Fund	50,219	119,513	92,534	1	77,198	3.9
JNL/JPMorgan Global Allocation Fund	28,433	301,441	192,843	3	137,031	10.7
JNL/JPMorgan Hedged Equity Fund	40,380	54,984	77,661	—	17,703	2.5
JNL/JPMorgan MidCap Growth Fund	48,558	193,569	176,138	1	65,989	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund	60,287	199,119	150,044	2	109,362	7.1
JNL/JPMorgan U.S. Value Fund	15,777	117,718	126,795	—	6,700	0.4
JNL/Lazard International Strategic Equity Fund	20,922	201,596	110,112	1	112,406	18.9
JNL/Loomis Sayles Global Growth Fund	6,366	38,609	39,168	—	5,807	0.7
JNL/Lord Abbett Short Duration Income Fund	15,341	117,706	124,870	—	8,177	1.1
JNL/Mellon Communication Services Sector Fund	2,167	11,772	13,394	—	545	0.2
JNL/Mellon Consumer Discretionary Sector Fund	2,789	61,653	53,468	—	10,974	0.6
JNL/Mellon Consumer Staples Sector Fund	2,637	54,821	55,272	—	2,186	0.7
JNL/Mellon Dow Index Fund	25,829	44,498	53,174	1	17,153	1.3
JNL/Mellon Energy Sector Fund	2,484	396,809	399,293	1	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Equity Income Fund	20,217	194,646	179,272	1	35,591	4.5
JNL/Mellon Financial Sector Fund	18,509	188,378	195,963	—	10,924	0.6
JNL/Mellon Healthcare Sector Fund	7,079	128,817	121,677	—	14,219	0.4
JNL/Mellon Industrials Sector Fund	1,133	13,586	13,924	—	795	0.4
JNL/Mellon Information Technology Sector Fund	10,339	178,935	144,693	—	44,581	0.9
JNL/Mellon Materials Sector Fund	1,494	41,985	28,960	—	14,519	6.2
JNL/Mellon MSCI KLD 400 Social Index Fund	1,965	41,784	35,533	—	8,216	2.5
JNL/Mellon Nasdaq 100 Index Fund	55,759	202,280	183,743	—	74,296	1.2
JNL/Mellon Real Estate Sector Fund	2,972	48,567	48,745	—	2,794	1.1
JNL/Mellon S&P 500 Index Fund	57,987	284,775	246,635	1	96,127	0.8
JNL/Mellon U.S. Stock Market Index Fund	25,272	227,876	226,626	1	26,522	0.4
JNL/Mellon Utilities Sector Fund	1,822	35,300	34,239	—	2,883	0.8
JNL/Mellon World Index Fund	4,564	13,474	12,994	—	5,044	1.2
JNL/MFS Mid Cap Value Fund	33,293	123,040	105,249	1	51,084	2.3
JNL/Morningstar PitchBook Listed Private Equity Index Fund	74	563	635	—	2	—
JNL/Morningstar Wide Moat Index Fund	3,792	49,387	44,233	—	8,946	0.9
JNL/Neuberger Berman Commodity Strategy Fund	8,319	92,539	70,651	—	30,207	26.9
JNL/Neuberger Berman Strategic Income Fund	72,438	127,218	104,494	1	95,162	11.6
JNL/PPM America Floating Rate Income Fund	56,637	155,838	133,856	2	78,619	6.0
JNL/PPM America High Yield Bond Fund	42,829	146,073	158,805	1	30,097	1.7
JNL/PPM America Total Return Fund	41,043	131,717	153,977	1	18,783	1.1
JNL/RAFI Fundamental U.S. Small Cap Fund	8,434	20,353	24,973	—	3,814	0.7
JNL/RAFI Multi-Factor U.S. Equity Fund	6,578	54,261	54,074	—	6,765	0.3
JNL/T. Rowe Price Balanced Fund	—	502	502	—	—	—
JNL/T. Rowe Price Capital Appreciation Fund	18,681	250,231	268,912	1	—	—
JNL/T. Rowe Price Established Growth Fund	2,000	23,097	25,097	—	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,776	20,251	20,366	—	1,661	—
JNL/T. Rowe Price Short-Term Bond Fund	7,609	70,825	69,520	—	8,914	0.6
JNL/T. Rowe Price U.S. High Yield Fund	—	14,782	12,985	—	1,797	0.3
JNL/T. Rowe Price Value Fund	569	27,247	27,816	—	—	—
JNL/WCM Focused International Equity Fund	69,429	124,054	138,502	2	54,981	2.8
JNL/Westchester Capital Event Driven Fund	5,146	27,995	33,141	—	—	—
JNL/WMC Balanced Fund	652,018	576,304	456,913	17	771,409	7.8
JNL/WMC Equity Income Fund	6,219	81,450	68,681	—	18,988	2.5
JNL/WMC Global Real Estate Fund	4,658	69,650	62,603	—	11,705	1.3
JNL/WMC Value Fund	14,923	117,167	78,185	—	53,905	3.3

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	14,352	29,070	38,144	3	5,278	0.4
JNL/T. Rowe Price Balanced Fund	29,664	21,911	21,917	9	29,658	5.5
JNL/T. Rowe Price Capital Appreciation Fund	1,520,019	1,281,365	1,926,602	378	874,782	7.4
JNL/T. Rowe Price Established Growth Fund	207,379	355,577	459,648	24	103,308	0.9
JNL/T. Rowe Price Mid-Cap Growth Fund	238,943	127,456	137,089	73	229,310	3.8
JNL/T. Rowe Price Short-Term Bond Fund	21,546	115,612	130,572	5	6,586	0.4
JNL/T. Rowe Price U.S. High Yield Fund	14,839	71,556	65,350	3	21,045	3.2
JNL/T. Rowe Price Value Fund	18,536	677,946	680,662	28	15,820	0.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2022.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the JNL Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2022:

	Balance at Beginning of Quarter ($)	Transfers into Level 3 During the Quarter[2] ($)	Transfers out of Level 3 During the Quarter[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Quarter ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Quarter[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	8,671	—	—	188	1,797	—	10,656[3]	188

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2022

JNL/DoubleLine Total Return Fund
Government and Agency Obligations	—	25,075[4]	(25,075) [4]	—	—	—	—	—
JNL/WCM Focused International Equity Fund
Common Stocks	—	33,874[5]	(33,874) [5]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	3,408	—	—	84	938	—	4,430[6]	84
1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2022.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2022 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at March 31, 2022.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	5.71 – 6.00 (5.85)

4  During the period, the valuation of the government and agency obligations held in JNL/DoubleLine Total Return Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using a single broker quote and considered a Level 3 valuation.

5 During the period, the valuation of common stocks held in JNL/WCM Focused International Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using last traded price and considered a Level 3 valuation.

6  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at March 31, 2022.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	5.71 – 6.00 (5.85)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.